OMB APPROVAL

OMB Number:
3235-0570 Expires:
August 31, 2020
Estimated average
burden hours per
response
20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 to October 31, 2018

Item 1. Reports to Stockholders

Russell Investments

2018 ANNUAL REPORT

Russell Investment Company

OCTOBER 31, 2018

FUND	SHARE CLASS
U.S. Equity Funds	
Equity Income Fund (formerly, U.S. Core Equity Fund)	A, C, E, S, Y
U.S. Defensive Equity Fund	A, C, E, S, Y
U.S. Dynamic Equity Fund	A, C, E, S, Y
U.S. Strategic Equity Fund	A, C, E, M, S, Y
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, M, R6, S, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, M, S, Y
Global Equity Fund	A, C, E, M, S, Y
Emerging Markets Fund	A, C, E, M, R6, S, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, M, S
Tax-Managed International Equity Fund	A, C, E, M, S
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, M, S, Y
Unconstrained Total Return Fund	A, C, M, S, Y
Strategic Bond Fund	A, C, E, M, R6, S, Y
Investment Grade Bond Fund	A, C, E, M, R6, S, Y
Short Duration Bond Fund	A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, M, S
Tax-Exempt Bond Fund	A, C, E, M, S
Alternative Funds	
Commodity Strategies Fund	A, C, E, M, S, Y
Global Infrastructure Fund	A, C, E, M, S, Y
Global Real Estate Securities Fund	A, C, E, M, R6, S, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund	A, C, M, S, Y
Strategic Call Overwriting Fund	S
Multifactor Equity Funds	
Multifactor U.S. Equity Fund	A, C, M, R6, S, Y
Multifactor International Equity Fund	M, R6, S, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. These
financial statements report on 27
of these Funds.

Russell Investment Company

Annual Report

October 31, 2018

Table of Contents

Russell Investment Company

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/funds/
performance-prices.

To Our Shareholders

Fellow Investors,

Our primary focus is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides a great answer for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.

The recent past has demonstrated the value of a disciplined approach, as we have seen volatility increase and leadership change quickly:

• For the calendar year of 2018, U.S. equities were headed to a stellar year ahead of October. Coming into October, the S&P 500® Index was up 10.6% year-to-date—hitting an all-time high of 2,930.751 on September 20. During
October, most of those gains were erased as the U.S. market dropped 6.8% during the month.

• For the year of 2017, emerging markets equities were by far and away the top performing asset segment, up over
37%. That all changed in 2018, as emerging markets have been the worst performing asset class, down almost 16%
through October. Bonds, the usual safe haven when equity markets begin to retreat, are down 2.4% during 2018, and were down 0.7% during October, when equities were going down as well. 2 It hurts when the equity diversifier is down along with equity markets.

These types of volatile and non-conforming markets can make it difficult for individuals to stick to an investment plan.
It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. Unfortunately, this can whipsaw the less-disciplined investor that falls into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.

We maintain our focus and look to position our funds for the environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:

• We continue to believe in diversifying globally. International investments provide diversification relative to U.S.-
based investments as well as open the portfolio up to additional opportunities outside our borders.

• We believe in a modest tilt away from the U.S. due to relatively high valuations. We also believe in emerging markets equity exposure, although slightly less than at the beginning of the year, due to profit taking after 2017’s strong performance. Within our bond exposure, we believe in diversifying across sectors and place less emphasis on below-investment-grade credit risk, as credit spreads have tightened and that market segment has gotten riskier.

Looking forward to the year ahead, we believe that growth will remain on a positive track at least through the middle of
2019. As we approach late 2019/early 2020, the odds of an economic slowdown do increase as the current cycle is getting quite long in the tooth. We will be watching events quite closely and positioning the portfolios to navigate the conditions ahead.

At Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing multi-asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.

Best regards,

Mark Spina

President and Chief Executive Officer, Russell Investment Company

1 Source: Bloomberg

2 MSCI Emerging Markets Index, USD

To Our Shareholders 3

Russell Investment Company
Equity Income Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Equity Income Fund - Class A‡			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	(1.37)%		1 Year	6.98%
5 Years	8.27	%§	5 Years	11.05	%§
10 Years	11.04	%§	10 Years	13.42	%§

Equity Income Fund - Class C
	Total
	Return
1 Year	3.85%
5 Years	8.75	%§
10 Years	10.85	%§

Equity Income Fund - Class E
	Total
	Return
1 Year	4.65%
5 Years	9.57	%§
10 Years	11.72	%§

Equity Income Fund - Class S
	Total
	Return
1 Year	4.95%
5 Years	9.85	%§
10 Years	11.97	%§

Equity Income Fund - Class Y‡‡
	Total
	Return
1 Year	5.12%
5 Years	10.04	%§
10 Years	12.16	%§

4 Equity Income Fund

Russell Investment Company
Equity Income Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Equity Income Fund (the “Fund”) employs a multi-manager	momentum and lower levels of financial leverage, particularly
approach whereby Russell Investment Management, LLC	within the health care and technology sectors, as U. S. companies
(“RIM”) manages a portion of the Fund’s assets based upon	posted strong quarterly earnings results boosted by lower
model portfolios provided by multiple non-discretionary money	corporate tax rates. However, investor sentiment rotated heavily
managers. The Fund’s money managers have non-discretionary	toward value and low volatility stocks during October 2018 as
assignments pursuant to which they provide a model portfolio to	the U. S. equity market declined substantially amid concerns over
RIM representing their investment recommendations, based upon	rising interest rates, trade wars, and decelerating global growth.
which RIM purchases and sells securities for the Fund. RIM also	During this sell off period, the best performing sectors were areas
manages the portion of the Fund's assets that RIM determines	traditionally considered to be defensive such as real estate and
not to manage based upon model portfolios provided by the	utilities.
Fund's money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities	How did the investment strategies and techniques employed
and Exchange Commission (“SEC”) permits RIM to engage or	by the Fund and its money managers affect its benchmark
terminate a money manager at any time, subject to approval by	relative performance?
the Fund’s Board, without a shareholder vote. Pursuant to the	Over the period, the Fund maintained exposure to smaller market
terms of the exemptive order, the Fund is required to notify its	capitalization companies on average than the Russell 1000®
shareholders within 90 days of when a money manager begins	Index trading at discounted valuations as well as companies with
providing services. As of October 31, 2018, the Fund had two	higher quality characteristics such as lower financial leverage.
money managers.	Within the U. S. equity market, a preference for value over growth stocks negatively impacted benchmark relative performance for
What is the Fund’s investment objective?	the first ten months of the period but was rewarded during the
The Fund seeks to provide long term capital growth and current	market decline toward the end of the fiscal year as high growth
income.	and momentum stocks trading at expensive valuation levels sold

How did the Fund perform relative to its benchmark for the	off most aggressively. The Fund’s quality positioning was also
fiscal year ended October 31, 2018?	additive as companies with lower financial leverage outperformed.
For the fiscal year ended October 31, 2018, the Fund’s Class	From a sector standpoint, the Fund was positioned toward more
A, Class C, Class E, Class S and Class Y Shares gained 4.65%,	pro-cyclical areas of the market which are expected to benefit
3.85%, 4.65%, 4.95% and 5.12%, respectively. This is compared	from a healthy domestic consumer, expansionary fiscal policy,
to the Fund’s benchmark, the Russell 1000® Index, which gained	and the normalization of monetary policy, such as the energy,
6.98% during the same period. The Fund’s performance includes	financials, and industrials sectors, while avoiding bond proxies.
operating expenses, whereas index returns are unmanaged and do	While the net impact of the overweights detracted over the period,
not include expenses of any kind.	the Fund’s underweights to the real estate and utilities sectors were additive.
For the fiscal year ended October 31, 2018, the Morningstar®
Large Blend Category, a group of funds that Morningstar considers	Stock selection by the Fund’s money managers was the primary
to have investment strategies similar to those of the Fund, gained	negative contributor to benchmark relative performance during
5.26%. This result serves as a peer comparison and is expressed	the period, led by underperforming holdings within the health
net of operating expenses.	care, information technology, and industrials sectors.
RIM may assign a money manager a specific style or	The Fund’s money managers have non-discretionary assignments
capitalization benchmark other than the Fund’s index. However,	pursuant to which they provide a model portfolio to RIM
the Fund’s primary index remains the benchmark for the Fund	representing their investment recommendations, based upon
and is representative of the aggregate of each money manager’s	which RIM purchases and sells securities for the Fund. With
benchmark index.	respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s
How did market conditions affect the Fund’s performance?	money managers. RIM manages assets not allocated to money
The fiscal year ended October 31, 2018 saw the Fund underperform	manager strategies and the Fund’s cash balances.
the Russell 1000® Index and the Morningstar® Large Blend peer	With respect to certain of the Fund’s money managers, Barrow,
group. During the last two months of 2017 through the end of	Hanley, Mewhinney & Strauss, LLC was the best performing
September 2018, the U. S. equity market produced strong absolute	manager for the period and slightly underperformed the Russell
returns. The rally was led by growth stocks with high price	1000® Value Index. Factor exposures were mixed, including a tilt

Equity Income Fund 5

Russell Investment Company
Equity Income Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

toward high dividend yield stocks detracting while a tilt toward	Describe any changes to the Fund’s structure or the money
stocks with high return on equity was beneficial. An overweight to	manager line-up.
the industrials sector and an underweight to the health care sector	Effective September 12, 2018, the Fund changed its name from the
detracted from benchmark-relative performance. Stock selection	U. S. Core Equity Fund to the Equity Income Fund and changed its
within the energy and financials sectors was beneficial over the	investment strategy from principally investing in common stocks
period.	of large and medium capitalization U. S. companies to principally
Brandywine Global Investment Management, LLC was the worst	investing in common stocks of dividend-paying large and medium
performing manager for the period and underperformed the	capitalization U. S. companies. The Fund’s investment objective
Russell 1000® Value Index. Factor exposures detracted, including	was also changed from “The Fund seeks to provide long term
tilts toward the deepest value stocks (lowest price-to-book ratios)	capital growth” to “The Fund seeks to provide long term capital
and stocks with high earnings variability. Stock selection within	growth and current income. ” In connection with these changes,
consumer discretionary, health care, and energy sectors was the	in September 2018, Sustainable Growth Advisers, LP, Suffolk
primary negative contributor to excess returns over the period.	Capital Management, LLC and Jacobs Levy Equity Management,
During the period, RIM utilized a positioning strategy to control	Inc. were terminated in order to increase concentration and the
Fund-level exposures and risks through the purchase of a stock	diversification of potential excess return sources in conjunction
portfolio. Using the output from a quantitative model, the strategy	with the Fund’s investment strategy change. In addition, in
seeks to position the portfolio to meet RIM’s overall preferred	September 2018, Barrow, Hanley, Mewhinney & Strauss, LLC was
positioning with respect to Fund exposures along factor and	transitioned from a discretionary to a non-discretionary mandate.
industry dimensions.	Money Managers as of October 31,
The Fund’s active positioning strategy provided exposure to RIM’s	2018	Styles
strategic equity beliefs associated with value, quality, and low	Barrow, Hanley, Mewhinney & Strauss, LLC	Value
volatility factors. During the fiscal year, the strategy outperformed	Brandywine Global Investment Management,	Value
the Russell 1000® Index as exposure to both high return on equity	LLC
and lower levels of financial leverage were beneficial. However,	The views expressed in this report reflect those of the
the positioning strategy’s tilt toward stocks with below benchmark	portfolio managers only through the end of the period
valuation ratios detracted. From a sector perspective, overweights	covered by the report. These views do not necessarily
to the information technology and health care sectors contributed	represent the views of RIM, or any other person in RIM or
positively to benchmark-relative performance.	any other affiliated organization. These views are subject
to change at any time based upon market conditions or
During the period, RIM partially equitized the Fund’s cash using	other events, and RIM disclaims any responsibility to
index futures contracts to provide the Fund with greater market	update the views contained herein. These views should not
exposure. This had a positive impact on the Fund’s absolute	be relied on as investment advice and, because investment
performance.	decisions for a Russell Investment Company (“RIC”) Fund
are based on numerous factors, should not be relied on as
an indication of investment decisions of any RIC Fund.

6 Equity Income Fund

Russell Investment Company
Equity Income Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class Y
Shares on February 28, 2017. The returns shown for Class Y Shares for the periods May 5, 2015 through February 28, 2017 are the returns of the Fund’s Class
I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I
Shares are no longer offered and were reclassified as S Shares on August 18, 2017.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Equity Income Fund 7

Russell Investment Company
Equity Income Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,009.60	$1,019.81
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.42	$5.45

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,005.40	$1,016.03
	Expenses Paid During Period*	$9.20	$9.25
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.82%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,009.30	$1,019.81
of other funds.	Expenses Paid During Period*	$5.42	$5.45

* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

8 Equity Income Fund

Russell Investment Company
Equity Income Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,010.80	$1,021.27
Expenses Paid During Period*	$3.95	$3.97

* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,011.60	$1,022.08
Expenses Paid During Period*	$3.14	$3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.62%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Income Fund 9

Russell Investment Company
Equity Income Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.0%			Energy - 11.5%
Consumer Discretionary - 9.7%			Anadarko Petroleum Corp.	45,600	2,426
Amazon. com, Inc. (Æ)	2,100	3,356	BP PLC - ADR	174,100	7,551
Carnival Corp.	39,700	2,225	Canadian Natural Resources, Ltd.	172,933	4,725
Comcast Corp. Class A	113,100	4,313	Chevron Corp.	47,800	5,337
Costco Wholesale Corp.	4,600	1,052	ConocoPhillips	115,615	8,082
Dollar Tree, Inc. (Æ)	7,800	658	Devon Energy Corp.	91,600	2,968
DR Horton, Inc.	63,900	2,298	Exxon Mobil Corp.	42,400	3,378
General Motors Co.	155,112	5,675	Halliburton Co.	54,300	1,883
Home Depot, Inc. (The)	12,200	2,146	Kinder Morgan, Inc.	89,977	1,531
Kohl's Corp.	12,700	962	Magna International, Inc. Class A	55,000	2,708
Lennar Corp. Class A	7,800	335	Occidental Petroleum Corp.	49,100	3,293
Lennar Corp. Class B	200	7	Oceaneering International, Inc. (Æ)	44,200	837
Macy's, Inc.	16,500	566	Phillips 66	43,100	4,432
Marriott International, Inc. Class A	5,900	690	Schlumberger, Ltd.	143,700	7,373
McDonald's Corp.	9,900	1,751			56,524
Mohawk Industries, Inc. (Æ)	11,155	1,391

Nike, Inc. Class B	19,100	1,433	Financial Services - 24.2%
Nordstrom, Inc.	10,600	697	Aflac, Inc.	19,500	840
Norwegian Cruise Line Holdings, Ltd. (Æ)	54,700	2,411	AGNC Investment Corp. (ö)	60,800	1,085
PulteGroup, Inc.	23,900	587	Allstate Corp. (The)	11,300	1,082
Starbucks Corp.	18,700	1,090	American Express Co.	51,700	5,311
Target Corp.	14,200	1,188	American Tower Corp. (ö)	5,400	841
Thomson Reuters Corp.	9,700	452	Ameriprise Financial, Inc.	3,100	394
TJX Cos. , Inc.	9,600	1,055	Banco Santander SA - ADR	288,536	1,379
Toll Brothers, Inc.	13,000	438	Bank of America Corp.	376,532	10,354
Tupperware Brands Corp.	35,000	1,229	BB&T Corp.	15,900	782
Viacom, Inc. Class B	8,800	281	Berkshire Hathaway, Inc. Class B(Æ)	39,200	8,047
Wal-Mart Stores, Inc.	39,500	3,960	Blackstone Group, LP (The)	149,400	4,835
Walt Disney Co. (The)	29,995	3,444	BNP Paribas - ADR	72,100	1,874
Whirlpool Corp.	13,400	1,471	Brighthouse Financial, Inc. (Æ)	1,000	40
Yum China Holdings, Inc.	5,700	206	Brookfield Property Partners, LP	19,400	375
Yum! Brands, Inc.	5,700	515	Chubb, Ltd.	7,100	887
		47,882	Citigroup, Inc.	131,200	8,588
			Citizens Financial Group, Inc.	13,000	486
Consumer Staples - 7.6%			CME Group, Inc. Class A	4,700	861
Altria Group, Inc.	79,900	5,197	Crown Castle International Corp. (ö)	5,300	576
Archer-Daniels-Midland Co.	11,800	558	Cullen/Frost Bankers, Inc.	5,500	539
Coca-Cola Co. (The)	32,100	1,537	Equity Residential(ö)	11,300	734
CVS Health Corp.	117,494	8,506	Fidelity National Information Services, Inc.	4,100	427
General Mills, Inc.	14,000	613	Fifth Third Bancorp	21,900	591
Ingredion, Inc.	13,792	1,395	First Data Corp. Class A(Æ)	118,400	2,219
JM Smucker Co. (The)	14,400	1,560	Fiserv, Inc. (Æ)	6,900	547
Kellogg Co.	7,300	478	Franklin Resources, Inc.	11,000	336
Kimberly-Clark Corp.	2,800	292	Hartford Financial Services Group, Inc.	11,800	536
Kraft Heinz Co. (The)	8,800	484	HCP, Inc. (ö)	131,200	3,615
Molson Coors Brewing Co. Class B	41,800	2,675	Huntington Bancshares, Inc.	34,500	494
Mondelez International, Inc. Class A	25,600	1,075	Intercontinental Exchange, Inc.	9,600	740
PepsiCo, Inc.	12,100	1,360	Invesco, Ltd.	88,500	1,921
Philip Morris International, Inc.	59,000	5,196	Jack Henry & Associates, Inc.	3,900	584
Procter & Gamble Co. (The)	20,300	1,800	JPMorgan Chase & Co.	114,800	12,514
Sysco Corp.	10,000	713	KeyCorp	29,700	539
Tyson Foods, Inc. Class A	48,719	2,919	KKR & Co. , Inc. Class A	219,200	5,184
Walgreens Boots Alliance, Inc.	12,300	981	Loews Corp.	46,900	2,184
		37,339	M&T Bank Corp.	3,400	562
			Marsh & McLennan Cos. , Inc.	11,200	949
			MasterCard, Inc. Class A	10,100	1,996

See accompanying notes which are an integral part of the financial statements.

10 Equity Income Fund

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MetLife, Inc.	10,500	432	United Therapeutics Corp. (Æ)	3,200	355
Navient Corp.	29,000	336	UnitedHealth Group, Inc.	8,400	2,195
New York Community Bancorp, Inc.	26,700	256	Vertex Pharmaceuticals, Inc. (Æ)	3,000	508
OneMain Holdings, Inc. (Æ)	48,700	1,389	Zimmer Biomet Holdings, Inc.	9,500	1,079
PayPal Holdings, Inc. (Æ)	10,200	859			57,767
PNC Financial Services Group, Inc. (The)	7,800	1,002
Prologis, Inc. (ö)	19,400	1,251	Materials and Processing - 3.4%
Prudential Financial, Inc.	1,800	169	Air Products & Chemicals, Inc.	4,300	664
Public Storage(ö)	3,900	801	Crown Holdings, Inc. (Æ)	45,900	1,941
Regions Financial Corp.	37,900	643	DowDuPont, Inc.	127,700	6,886
Santander Consumer USA Holdings, Inc.	136,400	2,558	Eastman Chemical Co.	16,400	1,285
Signature Bank	3,600	396	Ecolab, Inc.	2,900	444
Simon Property Group, Inc. (ö)	7,300	1,340	Linde PLC	22,900	3,789
SLM Corp. (Æ)	105,800	1,073	LyondellBasell Industries NV Class A	7,800	696
State Street Corp.	59,400	4,084	PPG Industries, Inc.	7,300	767
SunTrust Banks, Inc.	9,000	564	WestRock Co.	3,700	159
TFS Financial Corp.	37,000	544
Travelers Cos. , Inc. (The)	6,500	813			16,631
US Bancorp	99,800	5,217
Visa, Inc. Class A	16,600	2,288	Producer Durables - 10.1%
Voya Financial, Inc.	12,700	556	3M Co.	7,300	1,389
Wells Fargo & Co.	134,200	7,143	Accenture PLC Class A	7,000	1,103
			Adient PLC	38,200	1,162
		119,562	AECOM(Æ)	36,900	1,075
			AerCap Holdings NV(Æ)	51,526	2,580
Health Care - 11.7%			American Airlines Group, Inc.	102,606	3,599
Abbott Laboratories	20,800	1,434	Ametek, Inc.	4,300	288
AbbVie, Inc.	21,900	1,705	Automatic Data Processing, Inc.	6,900	994
Acadia Pharmaceuticals, Inc. (Æ)	7,100	138	Boeing Co. (The)	3,900	1,384
Alexion Pharmaceuticals, Inc. (Æ)	3,900	437	Carlisle Cos. , Inc.	1,800	174
Allergan PLC	3,700	585	Cummins, Inc.	2,700	369
Amgen, Inc.	6,700	1,292	Danaher Corp.	8,600	855
Baxter International, Inc.	11,300	706	Deere & Co.	3,600	488
Becton Dickinson and Co.	4,200	968	Delta Air Lines, Inc.	62,600	3,426
Biogen, Inc. (Æ)	3,200	974	Emerson Electric Co.	11,700	794
BioMarin Pharmaceutical, Inc. (Æ)	3,600	332	FedEx Corp.	3,300	727
Bristol-Myers Squibb Co.	16,100	814	Fluor Corp.	4,100	180
Cardinal Health, Inc.	45,700	2,312	Garrett Motion, Inc. (Æ)	1,840	28
Celgene Corp. (Æ)	19,800	1,418	General Dynamics Corp.	3,800	656
Cerner Corp. (Æ)	9,800	561	General Electric Co.	437,200	4,416
Eli Lilly & Co.	10,700	1,160	Honeywell International, Inc.	9,200	1,332
Express Scripts Holding Co. (Æ)	11,500	1,115	Illinois Tool Works, Inc.	6,000	765
Gilead Sciences, Inc.	29,800	2,032	Johnson Controls International PLC(Æ)	133,900	4,281
Horizon Pharma PLC(Æ)	66,200	1,206	Lockheed Martin Corp.	2,500	735
IQVIA Holdings, Inc. (Æ)	5,900	725	Northrop Grumman Corp.	2,700	707
Jazz Pharmaceuticals PLC(Æ)	6,200	985	Paychex, Inc.	7,500	491
Johnson & Johnson	53,500	7,489	Raytheon Co.	2,600	455
Medtronic PLC	15,300	1,374	Southwest Airlines Co.	56,900	2,794
Merck & Co. , Inc.	77,700	5,719	Stanley Black & Decker, Inc.	25,700	2,995
Mylan NV(Æ)	59,100	1,847	Union Pacific Corp.	9,400	1,374
Pfizer, Inc.	191,071	8,228	United Continental Holdings, Inc. (Æ)	15,824	1,353
Portola Pharmaceuticals, Inc. (Æ)	20,000	394	United Parcel Service, Inc. Class B	9,000	959
Regeneron Pharmaceuticals, Inc. (Æ)	1,000	339	United Technologies Corp.	42,400	5,268
Sanofi - ADR	74,300	3,323	Waste Management, Inc.	8,700	778
Seattle Genetics, Inc. (Æ)	6,000	337
Shire PLC - ADR	7,400	1,345			49,974
Stryker Corp.	5,900	957
Thermo Fisher Scientific, Inc.	5,900	1,379

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 11

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
Technology - 13.5%				Total Short-Term Investments
Activision Blizzard, Inc.	5,400		373	(cost $10,089)	10,088
Adobe Systems, Inc. (Æ)	5,200		1,278
Alphabet, Inc. Class A(Æ)	2,600		2,836
Alphabet, Inc. Class C(Æ)	2,500		2,692	Total Investments 100.0%
Amdocs, Ltd.	6,900		437	(identified cost $443,482)	493,810
Amphenol Corp. Class A	7,200		644
Apple, Inc.	53,600		11,731	Other Assets and Liabilities, Net
Applied Materials, Inc.	9,600		316	- 0.0%	25
Avnet, Inc.	7,500		301	Net Assets - 100.0%	493,835
Broadcom, Inc.	2,400		536
CA, Inc.	10,800		479
Cisco Systems, Inc.	105,111		4,809
Cognizant Technology Solutions Corp. Class
A	14,900		1,029
Corning, Inc.	12,600		403
Electronic Arts, Inc. (Æ)	3,500		318
Facebook, Inc. Class A(Æ)	39,300		5,965
HP, Inc. (Æ)	23,400		565
Intel Corp.	66,700		3,127
International Business Machines Corp.	29,320		3,384
Intuit, Inc.	3,500		739
IPG Photonics Corp. (Æ)	12,042		1,608
Lam Research Corp.	2,400		340
Micron Technology, Inc. (Æ)	73,500		2,772
Microsoft Corp.	76,400		8,160
Motorola Solutions, Inc.	4,100		502
NVIDIA Corp.	3,000		632
Oracle Corp.	95,900		4,684
QUALCOMM, Inc.	66,700		4,195
Resideo Technologies, Inc. (Æ)	1,533		32
Salesforce. com, Inc. (Æ)	3,400		467
Synopsys, Inc. (Æ)	4,500		403
Texas Instruments, Inc.	11,400		1,058
			66,815

Utilities - 6.3%
American Electric Power Co. , Inc.	8,400		616
AT&T, Inc.	337,600		10,357
Dominion Energy, Inc.	14,500		1,036
Duke Energy Corp.	9,800		810
Entergy Corp.	57,800		4,852
Exelon Corp.	117,000		5,126
NextEra Energy, Inc.	4,500		776
PG&E Corp. (Æ)	8,900		417
Southern Co. (The)	23,800		1,072
Verizon Communications, Inc.	108,000		6,166
			31,228

Total Common Stocks
(cost $433,393)			483,722

Short-Term Investments - 2.0%
U. S. Cash Management Fund(@)	7,012,002	(8)	7,012
United States Treasury Bills
0.010% due 02/28/19(~)(§)	3,100		3,076

See accompanying notes which are an integral part of the financial statements.

12 Equity Income Fund

Russell Investment Company
Equity Income Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	15	USD	2,033	12/18	(79)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(79)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$47,882	$—	$—	$—	$47,882	9.7
Consumer Staples	37,339	—	—	—	37,339	7.6
Energy	56,524	—	—	—	56,524	11.5
Financial Services	119,562	—	—	—	119,562	24.2
Health Care	57,767	—	—	—	57,767	11.7
Materials and Processing	16,631	—	—	—	16,631	3.4
Producer Durables	49,974	—	—	—	49,974	10.1
Technology	66,815	—	—	—	66,815	13.5
Utilities	31,228	—	—	—	31,228	6.3
Short-Term Investments	—	3,076	—	7,012	10,088	2.0
Total Investments	483,722	3,076	—	7,012	493,810	100.0
Other Assets and Liabilities, Net						—*
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(79)	—	—	—	(79)	(—)*
Total Other Financial Instruments**	$(79)	$—	$—	$—	$(79)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 13

Russell Investment Company
Equity Income Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$79

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,015

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(223)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

14 Equity Income Fund

Russell Investment Company
Equity Income Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$443,482
Investments, at fair value(>)	493,810
Receivables:
Dividends and interest	628
Dividends from affiliated funds	17
Investments sold	30
Fund shares sold	45
Variation margin on futures contracts	103
Total assets	494,633

Liabilities
Payables:
Due to custodian	2
Fund shares redeemed	283
Accrued fees to affiliates	348
Other accrued expenses	86
Variation margin on futures contracts	79
Total liabilities	798

Net Assets	$493,835

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 15

Russell Investment Company
Equity Income Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$160,025
Shares of beneficial interest	154
Additional paid-in capital	333,656
Net Assets	$493,835

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$32.27
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$34.24
Class A — Net assets	$29,571,929
Class A — Shares outstanding ($. 01 par value)	916,521
Net asset value per share: Class C(#)	$31.45
Class C — Net assets	$35,110,096
Class C — Shares outstanding ($. 01 par value)	1,116,461
Net asset value per share: Class E(#)	$32.33
Class E — Net assets	$3,553,529
Class E — Shares outstanding ($. 01 par value)	109,917
Net asset value per share: Class S(#)	$32.18
Class S — Net assets	$395,754,595
Class S — Shares outstanding ($. 01 par value)	12,298,960
Net asset value per share: Class Y(#)	$32.15
Class Y — Net assets	$29,844,703
Class Y — Shares outstanding ($. 01 par value)	928,296
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$7,012

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

16 Equity Income Fund

Russell Investment Company
Equity Income Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$11,180
Dividends from affiliated funds	322
Interest	40
Total investment income	11,542

Expenses
Advisory fees	3,087
Administrative fees	269
Custodian fees	115
Distribution fees - Class A	79
Distribution fees - Class C	295
Transfer agent fees - Class A	63
Transfer agent fees - Class C	79
Transfer agent fees - Class E	8
Transfer agent fees - Class S	907
Transfer agent fees - Class Y	1
Professional fees	84
Registration fees	70
Shareholder servicing fees - Class C	98
Shareholder servicing fees - Class E	10
Trustees’ fees	18
Printing fees	39
Miscellaneous	34
Expenses before reductions	5,256
Expense reductions	(295)
Net expenses	4,961
Net investment income (loss)	6,581

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	112,191
Investments in affiliated funds .	(1)
Futures contracts	2,015
Foreign currency-related transactions	1
Net realized gain (loss)	114,206
Net change in unrealized appreciation (depreciation) on:
Investments	(89,504)
Futures contracts	(223)
Net change in unrealized appreciation (depreciation)	(89,727)
Net realized and unrealized gain (loss)	24,479
Net Increase (Decrease) in Net Assets from Operations	$31,060

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 17

Russell Investment Company
Equity Income Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,581	$6,775
Net realized gain (loss)	114,206	91,505
Net change in unrealized appreciation (depreciation)	(89,727)	39,852
Net increase (decrease) in net assets from operations	31,060	138,132

Distributions (i)
To shareholders
Class A	(3,945)	(2,869)
Class C	(4,987)	(3,929)
Class E	(528)	(661)
Class I(1)	—	(33,861)
Class S	(62,044)	(26,571)
Class Y(2)	(4,486)	(280)
Net decrease in net assets from distributions	(75,990)	(68,171)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(57,763)	(162,616)
Total Net Increase (Decrease) in Net Assets	(102,693)	(92,655)

Net Assets
Beginning of period	596,528	689,183
End of period (ii)	$493,835	$596,528

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, I, S, and Y were $247, $68, $41, $2,741, $3,545, and $280, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, I, and S, and Y were $2,622, $3,861, $620,
$31,120, $23,026, and $-, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $324. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

18 Equity Income Fund

Russell Investment Company
Equity Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	147	$4,921	56	$1,827
Proceeds from reinvestment of distributions	120	3,905	91	2,833
Payments for shares redeemed	(221)	(7,437)	(181)	(5,965)
Net increase (decrease)	46	1,389	(34)	(1,305)
Class C
Proceeds from shares sold	31	1,021	59	1,835
Proceeds from reinvestment of distributions	157	4,966	126	3,840
Payments for shares redeemed	(268)	(8,784)	(344)	(10,993)
Net increase (decrease)	(80)	(2,797)	(159)	(5,318)
Class E
Proceeds from shares sold	3	106	4	125
Proceeds from reinvestment of distributions	16	522	21	656
Payments for shares redeemed	(26)	(871)	(125)	(4,058)
Net increase (decrease)	(7)	(243)	(100)	(3,277)
Class I(1)
Proceeds from shares sold	—	—	131	4,182
Proceeds from reinvestment of distributions	—	—	1,081	33,443
Payments for shares redeemed	—	—	(12,325)	(406,138)
Net increase (decrease)	—	—	(11,113)	(368,513)
Class S
Proceeds from shares sold	530	17,602	7,676	253,535
Proceeds from reinvestment of distributions	1,888	61,093	834	25,965
Payments for shares redeemed	(3,993)	(133,577)	(2,887)	(94,797)
Net increase (decrease)	(1,575)	(54,882)	5,623	184,703
Class Y(2)
Proceeds from shares sold	13	393	1,383	45,268
Proceeds from reinvestment of distributions	88	2,855	6	197
Payments for shares redeemed	(132)	(4,478)	(429)	(14,371)
Net increase (decrease)	(31)	(1,230)	960	31,094
Total increase (decrease)	(1,647)	$(57,763)	(4,823)	$(162,616)
(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification) .
(2) For the period February 28, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 19

Russell Investment Company
Equity Income Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	35.18	. 32	1.31	1.63	(. 30)	(4.24)
October 31, 2017	31.65	. 26	6.46	6.72	(. 27)	(2.92)
October 31, 2016	38.50	. 34	. 45	. 79	(. 37)	(7.27)
October 31, 2015	43.30	. 31	1.44	1.75	(. 44)	(6.11)
October 31, 2014	38.17	. 39	5.12	5.51	(. 38)	—

Class C
October 31, 2018	34.41	. 07	1.28	1.35	(. 07)	(4.24)
October 31, 2017	31.05	. 02	6.31	6.33	(. 05)	(2.92)
October 31, 2016	37.90	. 10	. 45	. 55	(. 13)	(7.27)
October 31, 2015	42.78	. 02	1.42	1.44	(. 21)	(6.11)
October 31, 2014	37.78	. 08	5.07	5.15	(. 15)	—

Class E
October 31, 2018	35.24	. 33	1.30	1.63	(. 30)	(4.24)
October 31, 2017	31.69	. 27	6.46	6.73	(. 26)	(2.92)
October 31, 2016	38.53	. 34	. 46	. 80	(. 37)	(7.27)
October 31, 2015	43.33	. 31	1.43	1.74	(. 43)	(6.11)
October 31, 2014	38.17	. 40	5.13	5.53	(. 37)	—

Class S
October 31, 2018	35.10	. 43	1.29	1.72	(. 40)	(4.24)
October 31, 2017	31.60	. 33	6.47	6.80	(. 38)	(2.92)
October 31, 2016	38.45	. 42	. 45	. 87	(. 45)	(7.27)
October 31, 2015	43.26	. 41	1.43	1.84	(. 54)	(6.11)
October 31, 2014	38.12	. 49	5.13	5.62	(. 48)	—

Class Y
October 31, 2018	35.07	. 48	1.30	1.78	(. 46)	(4.24)
October 31, 2017(7)	32.22	. 06	3.10	3.16	(. 31)	—
October 31, 2016(j)	—	—	—	—	—	—
October 31, 2015	43.19	. 26	2.13	2.39	(. 38)	(6.11)
October 31, 2014	38.06	. 58	5.11	5.69	(. 56)	—

See accompanying notes which are an integral part of the financial statements.

20 Equity Income Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)
(4.54)	32.27	4.65	29,572	1.11	1.09	. 97	118
(3.19)	35.18	22.63	30,614	1.11	1.11	. 79	90
(7.64)	31.65	3.15	28,620	1.08	1.08	1.07	73
(6.55)	38.50	4.17	34,474	1.09	1.09	. 79	90
(. 38)	43.30	14.49	36,334	1.08	1.08	. 95	73

(4.31)	31.45	3.85	35,110	1.86	1.84	. 21	118
(2.97)	34.41	21.73	41,162	1.86	1.86	. 05	90
(7.40)	31.05	2.42	42,062	1.83	1.83	. 32	73
(6.32)	37.90	3.39	50,046	1.84	1.84	. 04	90
(. 15)	42.78	13.66	54,530	1.83	1.83	. 21	73

(4.54)	32.33	4.65	3,553	1.11	1.09	. 96	118
(3.18)	35.24	22.61	4,124	1.11	1.11	. 82	90
(7.64)	31.69	3.18	6,889	1.08	1.08	1.07	73
(6.54)	38.53	4.14	7,752	1.09	1.09	. 80	90
(. 37)	43.33	14.52	11,449	1.08	1.08	. 97	73

(4.64)	32.18	4.95	395,755	. 86	. 80	1.25	118
(3.30)	35.10	22.94	486,964	. 86	. 83	1.01	90
(7.72)	31.60	3.43	260,691	. 83	. 83	1.33	73
(6.65)	38.45	4.42	361,883	. 84	. 84	1.04	90
(. 48)	43.26	14.80	428,952	. 83	. 83	1.20	73

(4.70)	32.15	5.12	29,845	. 66	. 64	1.42	118
(. 31)	35.07	9.86	33,664	. 66	. 66	1.16	90
—	—	—	—	—	—	—	—
(6.49)	39.09	5.88	12,557	. 64	. 64	1.30	90
(. 56)	43.19	15.02	707,630	. 63	. 63	1.42	73

See accompanying notes which are an integral part of the financial statements.

Equity Income Fund 21

Russell Investment Company
Equity Income Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$218,380
Administration fees	21,019
Distribution fees	29,590
Shareholder servicing fees	8,495
Transfer agent fees	68,171
Trustee fees	2,338
$347,993

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$18,140	$188,745	$199,872	$(1)	$—	$7,012	$322	$—
	$18,140	$188,745	$199,872	$(1)	$—	$7,012	$322	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$447,741,762
Unrealized Appreciation	$65,088,111
Unrealized Depreciation	(19,020,132)
Net Unrealized Appreciation (Depreciation)	$46,067,979
Undistributed Ordinary Income	$16,605,104
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$97,350,567
Tax Composition of Distributions
Ordinary Income	$28,045,562
Long-Term Capital Gains	$47,944,523

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$1
Additional paid-in capital	(1)

See accompanying notes which are an integral part of the financial statements.

22 Equity Income Fund

Russell Investment Company
U.S. Defensive Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

U. S. Defensive Equity Fund - Class A‡			Russell 1000® Defensive IndexTM **
	Total			Total
	Return			Return
1 Year	1.01%		1 Year	9.07%
5 Years	8.66	%§	5 Years	11.23	%§
			10 Years	12.77	%§
10 Years	11.12	%§
			U. S. Defensive Equity Linked Benchmark***
U. S. Defensive Equity Fund - Class C				Total
	Total			Return
	Return		1 Year	9.07%
1 Year	6.36%		5 Years	11.23	%§
			10 Years	13.08	%§
5 Years	9.13	%§
10 Years	10.93	%§

U. S. Defensive Equity Fund - Class E
	Total
	Return
1 Year	7.15%
5 Years	9.95	%§
10 Years	11.80	%§

U. S. Defensive Equity Fund - Class S
	Total
	Return
1 Year	7.49%
5 Years	10.24	%§
10 Years	12.05	%§

U. S. Defensive Equity Fund - Class Y
	Total
	Return
1 Year	7.65%
5 Years	10.44	%§
10 Years	12.26	%§

U.S. Defensive Equity Fund 23

Russell Investment Company
U.S. Defensive Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The U. S. Defensive Equity Fund (the “Fund”) employs a multi-	How did the investment strategies and techniques employed
manager approach whereby portions of the Fund are allocated to	by the Fund and its money managers affect its benchmark
different money manager strategies. Fund assets not allocated to	relative performance?
money managers are managed by Russell Investment Management,	Over the period, the Fund maintained exposure to moderately
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	priced securities with positive price momentum. Relative to its
of the Fund’s assets among money managers at any time. An	benchmark, the Russell 1000® Defensive™ Index, the Fund
exemptive order from the Securities and Exchange Commission	was consistently underweight the largest stocks by market
(“SEC”) permits RIM to engage or terminate a money manager	capitalization. Within the U. S. equity market, the tilt toward
at any time, subject to approval by the Fund’s Board, without a	smaller cap securities negatively impacted benchmark relative
shareholder vote. Pursuant to the terms of the exemptive order,	performance as more expensive, mega cap growth stocks led in
the Fund is required to notify its shareholders within 90 days of	the large cap segment of the U. S. equity market.
when a money manager begins providing services. As of October
31, 2018, the Fund had three money managers.	From a sector standpoint, the Fund was positioned toward
areas expected to benefit from a healthy domestic consumer,
What is the Fund’s investment objective?	expansionary fiscal policy, and the normalization of monetary
The Fund seeks to provide long term capital growth.	policy, such as the financials and industrials sectors. While these overweights detracted over the period, the Fund’s underweights to
How did the Fund perform relative to its benchmark for the	the real estate and utilities sectors were additive. The Fund also
fiscal year ended October 31, 2018?	remained underweight the technology sector which was viewed as
For the fiscal year ended October 31, 2018, the Fund’s Class	among the most expensive segments of the U. S. large cap market,
A, Class C, Class E, Class S and Class Y Shares gained 7.17%,	but this detracted over the period.
6.36%, 7.15%, 7.49% and 7.65%, respectively. This is compared
to the Fund’s benchmark, the Russell 1000® Defensive™	Stock selection by the Fund’s money managers was a positive
Index, which gained 9.07% during the same period. The Fund’s	contributor to benchmark relative performance during the period,
performance includes operating expenses, whereas index returns	led by outperforming holdings within the consumer discretionary
are unmanaged and do not include expenses of any kind.	and industrials sectors.
For the fiscal year ended October 31, 2018, the Morningstar®	The Fund employs discretionary and non-discretionary money
Large Blend Category, a group of funds that Morningstar considers	managers. The Fund’s discretionary money managers select the
to have investment strategies similar to those of the Fund, gained	individual portfolio securities for the assets assigned to them.
5.26%. This result serves as a peer comparison and is expressed	The Fund’s non-discretionary money managers provide a model
net of operating expenses.	portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
How did market conditions affect the Fund’s performance?	Fund. RIM manages assets not allocated to money manager
The fiscal year ended October 31, 2018 saw the Fund	strategies and the Fund’s cash balances.
underperform the Russell 1000® Defensive™ Index but	With respect to certain of the Fund’s money managers, Coho
outperform the Morningstar® Large Blend peer group. During	Partners, Ltd. was the best performing manager for the one-year
the last two months of 2017 through the end of September 2018,	period and outperformed the Russell 1000® Defensive™ Index.
the U. S. equity market produced strong absolute returns. The	Outperforming holdings within the consumer discretionary and
rally was led by growth stocks with high price momentum and	health care sectors added value. An overweight to the health care
lower levels of financial leverage, particularly within the health	sector and underweight to the utilities sector was also additive.
care and technology sectors, as U. S. companies posted strong	From a factor perspective, a tilt toward high return on equity
quarterly earnings results boosted by lower corporate tax rates.	stocks also contributed positively.
However, investor sentiment rotated heavily toward value and low	MarVista Investment Partners LLC was the worst performing
volatility stocks during October 2018 as the U. S. large cap equity	manager for the one-year period and underperformed the
market declined amid concerns over rising interest rates, trade	Russell 1000® Defensive™ Index. Sector allocation was the
wars, and decelerating global growth. During this sell off period,	primary detractor due to an overweight to the industrials sector
the best performing sectors were areas traditionally considered to	and underweights to the technology and health care sectors.
be defensive such as utilities and consumer staples.	Additionally, poor stock selection in the health care sector also contributed to underperformance.

24 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

During the period, RIM utilized a positioning strategy to control	Describe any changes to the Fund’s structure or the money
Fund-level exposures and risks through the purchase of a stock	manager line-up.
portfolio. Using the output from a quantitative model, the strategy	In September 2018, Coho Partners, Ltd. was transitioned from a
seeks to position the portfolio to meet RIM’s overall preferred	discretionary to a non-discretionary mandate.
positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy	Money Managers as of October 31,
provided exposure to RIM’s strategic equity beliefs associated	2018	Styles
with low volatility, value, and lower capitalization. During the	Coho Partners, Ltd.	Defensive
fiscal year, the strategy underperformed the Russell 1000®	Jacobs Levy Equity Management Inc.	Defensive
Defensive™ Index as all three factors lagged in the U. S. equity	MarVista Investment Partners LLC	Defensive
market. From a sector perspective, the positioning strategy was	The views expressed in this report reflect those of the
overweight the financials and utilities sectors and underweight	portfolio managers only through the end of the period
the technology and energy sectors which had an overall negative	covered by the report. These views do not necessarily
impact on benchmark relative performance.	represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to
During the period, RIM used a combination of index futures	change at any time based upon market conditions or other
contracts to equitize a portion of the Fund’s cash and sold equity	events, and RIM disclaims any responsibility to update the
index put options with respect to the portion of the Fund’s cash	views contained herein. These views should not be relied on
that RIM determined not to equitize in order to seek gains from	as investment advice and, because investment decisions for
premiums received on their sale. RIM’s strategy of partially	a Russell Investment Company (“RIC”) Fund are based on
equitizing cash and writing put-options both contributed	numerous factors, should not be relied on as an indication
positively to the Fund’s absolute performance.	of investment decisions of any RIC Fund.

* Assumes initial investment on November 1, 2008.

** Russell 1000® Defensive IndexTM measures the performance of the large-cap defensive segment of the U.S. equity universe. It includes those Russell 1000®
Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.

*** The U.S. Defensive Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Defensive Equity Linked Benchmark represents the returns of the Russell 1000® Index through
August 14, 2012 and the returns of the Russell 1000® Defensive IndexTM thereafter.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

U.S. Defensive Equity Fund 25

Russell Investment Company
U.S. Defensive Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,032.20	$1,018.15
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.17	$7.12
Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.40%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	October 31, 2018	$1,028.30	$1,014.37
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.99	$10.92

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.15%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	May 1, 2018	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	October 31, 2018	$1,032.10	$1,018.15
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.17	$7.12
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) .

26 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,033.70	$1,019.61
Expenses Paid During Period*	$5.69	$5.65

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,034.60	$1,020.37
Expenses Paid During Period*	$4.92	$4.89

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

U.S. Defensive Equity Fund 27

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 101.1%			Mondelez International, Inc. Class A	48,681	2,044
Consumer Discretionary - 12.1%			PepsiCo, Inc.	38,775	4,358
Amazon. com, Inc. (Æ)	2,053	3,280	Philip Morris International, Inc. (Û)	87,835	7,736
Aramark	2,660	96	Procter & Gamble Co. (The)	50,442	4,473
AutoZone, Inc. (Æ)	1,918	1,407	Sysco Corp.	3,044	217
Best Buy Co. , Inc.	10,190	715	Unilever NV	55,773	2,999
Bright Horizons Family Solutions, Inc. (Æ)	1,867	215
Brunswick Corp.	7,660	398			56,353
CarMax, Inc. (Æ)	30,980	2,104
Carnival Corp.	2,589	145	Energy - 5.4%
			Chevron Corp. (Û)	54,469	6,082
Cooper-Standard Holdings, Inc. (Æ)	5,480	508	Core Laboratories NV	19,060	1,625
Costco Wholesale Corp. (Û)	15,360	3,512	Exxon Mobil Corp.	22,840	1,820
Dave & Buster's Entertainment, Inc.	8,700	518	Marathon Oil Corp.	10,200	194
Dollar General Corp.	58,064	6,466	Occidental Petroleum Corp.	85,889	5,761
Domino's Pizza, Inc.	5,121	1,376	Peabody Energy Corp.	25,140	891
Foot Locker, Inc.	11,530	544	Phillips 66(Û)	23,070	2,372
Ford Motor Co.	209,800	2,004	Royal Dutch Shell PLC Class A - ADR	61,717	3,900
Hilton Worldwide Holdings, Inc.	13,520	962	Schlumberger, Ltd.	39,435	2,023
Home Depot, Inc. (The)	3,638	640	Valero Energy Corp.	16,570	1,508
John Wiley & Sons, Inc. Class A	7,530	408
Lowe's Cos. , Inc.	63,326	6,029			26,176
Madison Square Garden Co. (The) Class A(Æ)	4,526	1,252
McDonald's Corp.	13,687	2,421	Financial Services - 18.8%
Nike, Inc. Class B	5,008	376	Aflac, Inc.	148,333	6,390
Omnicom Group, Inc.	34,285	2,548	AGNC Investment Corp. (Æ)	5,089	91
O'Reilly Automotive, Inc. (Æ)	6,312	2,025	Alexandria Real Estate Equities, Inc. (ö)	489	60
Ross Stores, Inc. (Û)	64,059	6,341	Allstate Corp. (The)(Û)	20,035	1,918
Sensata Technologies Holding PLC(Æ)	55,663	2,611	American Express Co.	2,578	265
Service Corp. International	2,098	87	American Homes 4 Rent Class A(ö)	8,265	174
Starbucks Corp.	5,039	294	American International Group, Inc.	36,476	1,507
Tapestry, Inc.	11,250	476	American Tower Corp. (ö)	30,652	4,776
Tenneco, Inc. Class A	20,320	700	Apartment Investment & Management Co.
TJX Cos. , Inc.	26,500	2,911	Class A(ö)	6,721	289
Tribune Media Co. Class A	21,196	806	Arthur J Gallagher & Co.	1,143	85
VF Corp.	17,010	1,410	AvalonBay Communities, Inc. (ö)	411	72
Visteon Corp. (Æ)	9,313	736	Axis Capital Holdings, Ltd.	1,920	107
Walt Disney Co. (The)	4,685	538	Bank of New York Mellon Corp. (The)	4,145	196
Yum China Holdings, Inc.	14,177	512	Banner Corp.	10,630	615
Yum! Brands, Inc.	18,710	1,692	Berkshire Hathaway, Inc. Class B(Æ)	36,876	7,571
			BlackRock, Inc. Class A	272	112
		59,063	Brown & Brown, Inc.	39,780	1,121
			Camden Property Trust(ö)	1,016	92
Consumer Staples - 11.5%			Capital One Financial Corp.	1,162	104
Altria Group, Inc.	94,642	6,156	Cathay General Bancorp	2,460	93
Archer-Daniels-Midland Co. (Û)	53,624	2,534	CBRE Group, Inc. Class A(Æ)	24,100	971
Church & Dwight Co. , Inc.	2,571	153	Chubb, Ltd.	1,844	230
Clorox Co. (The)	1,054	156	CME Group, Inc. Class A	1,438	263
Coca-Cola Co. (The)	89,489	4,285	Comerica, Inc.	12,290	1,002
Colgate-Palmolive Co. (Û)	26,955	1,605	Commerce Bancshares, Inc.	22,260	1,416
ConAgra Foods, Inc.	109,055	3,883	CubeSmart(ö)	10,028	291
CVS Health Corp.	97,491	7,056	Cullen/Frost Bankers, Inc.	5,312	520
General Mills, Inc.	4,015	176	Discover Financial Services	6,550	456
Hormel Foods Corp.	2,334	102	Equity Commonwealth(ö)	18,520	552
JM Smucker Co. (The)	26,222	2,840	Equity LifeStyle Properties, Inc. Class A(ö)	1,447	137
Kellogg Co.	1,687	110	Equity Residential(ö)	19,660	1,277
Kimberly-Clark Corp.	1,314	137	Essex Property Trust, Inc. (ö)	341	86
Kroger Co. (The)	173,934	5,176	Evercore, Inc. Class A	6,870	561
McCormick & Co. , Inc.	1,090	157

See accompanying notes which are an integral part of the financial statements.

28 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Everest Re Group, Ltd.	4,960	1,081	AmerisourceBergen Corp. Class A	66,710	5,870
Extra Space Storage, Inc. (ö)	2,028	183	Amgen, Inc.	42,323	8,159
Federal Realty Investment Trust(ö)	615	76	Anthem, Inc. (Æ)	6,000	1,653
First Hawaiian, Inc.	9,070	225	Baxter International, Inc. (Û)	30,748	1,922
First Republic Bank	23,568	2,144	Becton Dickinson and Co.	1,153	266
Fiserv, Inc. (Æ)	10,816	858	Bristol-Myers Squibb Co.	20,600	1,041
Goldman Sachs Group, Inc. (The)	938	211	Celgene Corp. (Æ)	6,520	467
Hancock Holding Co.	11,806	495	Cerner Corp. (Æ)	18,520	1,061
Hartford Financial Services Group, Inc.	1,700	77	Eli Lilly & Co. (Û)	20,148	2,185
Host Hotels & Resorts, Inc. (ö)	4,044	77	Genomic Health, Inc. (Æ)	5,600	402
Howard Hughes Corp. (The)(Æ)	653	73	Halozyme Therapeutics, Inc. (Æ)	14,800	230
Intercontinental Exchange, Inc.	16,417	1,265	Humana, Inc.	3,461	1,109
Invitation Homes, Inc. (ö)	4,154	91	Intuitive Surgical, Inc. (Æ)(Û)	3,279	1,709
Jack Henry & Associates, Inc.	683	102	Johnson & Johnson	86,083	12,052
JPMorgan Chase & Co.	4,505	491	Laboratory Corp. of America Holdings(Æ)	1,598	257
LPL Financial Holdings, Inc.	13,890	856	Masimo Corp. (Æ)	2,362	273
M&T Bank Corp. (Û)	12,701	2,101	Medtronic PLC	6,073	545
Markel Corp. (Æ)	4,127	4,512	Merck & Co. , Inc.	87,710	6,456
Marsh & McLennan Cos. , Inc.	68,252	5,784	PerkinElmer, Inc.	3,122	270
MasterCard, Inc. Class A(Û)	23,898	4,723	Pfizer, Inc.	23,000	990
MetLife, Inc.	2,655	109	Steris PLC	2,449	268
MFA Financial, Inc. (ö)	88,466	613	Stryker Corp. (Û)	15,670	2,542
Moody's Corp.	15,142	2,203	Teleflex, Inc.	12,583	3,028
Nasdaq, Inc.	922	80	UnitedHealth Group, Inc.	38,059	9,947
Northern Trust Corp.	14,609	1,374	Varian Medical Systems, Inc. (Æ)	12,183	1,454
Old Republic International Corp.	4,411	97	Vertex Pharmaceuticals, Inc. (Æ)	2,700	458
Paramount Group, Inc. (ö)	25,900	370	WellCare Health Plans, Inc. (Æ)	5,338	1,473
Park Hotels & Resorts, Inc. (ö)	3,486	101	Zoetis, Inc. Class A	796	72
PNC Financial Services Group, Inc. (The)	2,271	292			76,022
Popular, Inc.	6,589	343
Progressive Corp. (The) (Û)	24,213	1,688	Materials and Processing - 2.9%
Prologis, Inc. (ö)	4,778	308	Air Products & Chemicals, Inc.	3,165	488
Prudential Financial, Inc.	11,310	1,061	AptarGroup, Inc.	6,629	676
Public Storage(ö)	861	177	Ashland Global Holdings, Inc.	9,640	713
Raymond James Financial, Inc.	2,740	210	Celanese Corp. Class A	3,270	317
Rayonier, Inc. (ö)	18,896	570	Comfort Systems USA, Inc.	4,200	225
Reinsurance Group of America, Inc. Class A	10,411	1,482	Domtar Corp.	8,280	383
Retail Properties of America, Inc. Class A(ö)	39,400	483	Eastman Chemical Co.	1,307	102
Simon Property Group, Inc. (ö)	3,093	568	Ecolab, Inc.	22,478	3,444
Starwood Property Trust, Inc. (ö)	4,489	98	Graphic Packaging Holding Co.	4,609	51
State Street Corp.	87,166	5,993	Hexcel Corp.	1,218	71
SunTrust Banks, Inc.	1,292	81	Ingersoll-Rand PLC	23,100	2,216
Synchrony Financial	6,800	196	International Paper Co.	1,465	66
Synovus Financial Corp.	25,800	969	Linde PLC	26,803	4,436
Travelers Cos. , Inc. (The) (Û)	22,203	2,777	PolyOne Corp.	4,450	144
US Bancorp	106,280	5,554	PPG Industries, Inc.	1,403	147
VICI Properties, Inc. (ö)	28,300	611	RPM International, Inc.	1,362	83
Visa, Inc. Class A	30,077	4,146	Sonoco Products Co.	3,043	166
Weyerhaeuser Co. (ö)	3,635	97	Stepan Co.	2,410	199
WR Berkley Corp.	7,598	576	WR Grace & Co.	7,900	512
		92,052			14,439

Health Care - 15.5%			Producer Durables - 15.4%
Abbott Laboratories	105,031	7,241	3M Co.	18,140	3,451
Align Technology, Inc. (Æ)	2,520	557	Accenture PLC Class A	18,234	2,874
Allergan PLC	7,001	1,106	AGCO Corp.	22,610	1,267
Allscripts Healthcare Solutions, Inc. (Æ)	80,500	959

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 29

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ametek, Inc.	1,779	119	Technology - 16.2%
Automatic Data Processing, Inc.	37,618	5,421	Adobe Systems, Inc. (Æ)	12,211	3,001
Avery Dennison Corp.	2,010	182	Alphabet, Inc. Class A(Æ)	1,217	1,327
Boeing Co. (The)	5,449	1,933	Alphabet, Inc. Class C(Æ)(Û)	12,639	13,609
Cintas Corp.	756	137	Amphenol Corp. Class A	2,175	195
Cummins, Inc.	6,850	936	Anixter International, Inc. (Æ)	4,951	325
Danaher Corp.	5,135	510	Apple, Inc.	25,676	5,619
Eaton Corp. PLC	2,839	203	Arrow Electronics, Inc. (Æ)	15,590	1,056
EMCOR Group, Inc.	10,154	721	Aspen Technology, Inc. (Æ)(Û)	15,410	1,308
Emerson Electric Co.	2,462	167	Avnet, Inc.	28,006	1,122
Expeditors International of Washington, Inc.	21,440	1,440	Booking Holdings, Inc. (Æ)	362	679
Exponent, Inc.	9,886	499	CA, Inc.	5,185	230
Fluor Corp.	23,570	1,034	CDK Global, Inc.	1,317	75
Fortive Corp.	32,699	2,428	Cirrus Logic, Inc. (Æ)	20,610	772
Garrett Motion, Inc. (Æ)	4,949	75	Cisco Systems, Inc.	11,786	539
General Dynamics Corp.	1,311	226	Citrix Systems, Inc.	3,910	401
Honeywell International, Inc.	49,504	7,170	Cloudera, Inc. (Æ)	13,100	180
Illinois Tool Works, Inc.	44,770	5,712	CommVault Systems, Inc. (Æ)	2,437	142
Insperity, Inc.	6,150	676	Cornerstone OnDemand, Inc. (Æ)	21,380	1,053
Itron, Inc. (Æ)	12,850	670	Etsy, Inc. (Æ)	12,290	523
JB Hunt Transport Services, Inc.	11,270	1,247	F5 Networks, Inc. (Æ)	8,480	1,486
Kansas City Southern	11,736	1,197	Facebook, Inc. Class A(Æ)	16,284	2,472
KBR, Inc.	17,200	340	FireEye, Inc. (Æ)	21,900	405
Korn/Ferry International	7,432	335	Hewlett Packard Enterprise Co.	64,890	990
Landstar System, Inc.	14,050	1,406	HP, Inc. (Æ)	49,300	1,190
Lockheed Martin Corp. (Û)	6,304	1,853	Intel Corp.	11,309	530
ManpowerGroup, Inc.	11,983	914	InterDigital, Inc.	3,400	241
Mettler-Toledo International, Inc. (Æ)	3,532	1,931	International Business Machines Corp.	2,217	256
Moog, Inc. Class A	3,470	248	Intuit, Inc.	16,676	3,519
MSC Industrial Direct Co. , Inc. Class A	8,410	682	Juniper Networks, Inc.	40,160	1,175
National Instruments Corp.	23,060	1,129	Microchip Technology, Inc.	72,447	4,766
Navistar International Corp. (Æ)	7,940	266	Microsoft Corp. (Û)	126,905	13,555
Northrop Grumman Corp.	6,756	1,769	Motorola Solutions, Inc.	2,310	283
Old Dominion Freight Line, Inc.	950	124	NetScout Systems, Inc. (Æ)	7,060	178
Paychex, Inc.	10,181	667	New Relic, Inc. (Æ)	10,510	938
Pentair PLC	31,900	1,281	Oracle Corp.	79,522	3,884
Quanta Services, Inc. (Æ)	25,420	793	Plexus Corp. (Æ)	6,550	383
Raytheon Co.	2,153	377	Pure Storage, Inc. Class A(Æ)	12,800	258
Republic Services, Inc. Class A	2,345	170	Resideo Technologies, Inc. (Æ)	8,251	174
Robert Half International, Inc. (Û)	24,380	1,476	Sanmina Corp. (Æ)	21,180	536
Rockwell Automation, Inc.	7,970	1,313	SYNNEX Corp.	8,300	645
Rollins, Inc.	13,900	823	Synopsys, Inc. (Æ)(Û)	26,885	2,407
Roper Technologies, Inc.	14,975	4,236	Tableau Software, Inc. Class A(Æ)	7,419	791
Terex Corp.	12,760	426	Tech Data Corp. (Æ)	12,570	888
Textron, Inc.	18,900	1,014	Twitter, Inc. (Æ)	16,440	571
Toro Co. (The)	19,470	1,097	VeriSign, Inc. (Æ)	9,580	1,366
TransDigm Group, Inc. (Æ)	6,755	2,231	Viavi Solutions, Inc. (Æ)	35,470	409
UniFirst Corp.	1,880	281	Xilinx, Inc.	17,960	1,533
United Parcel Service, Inc. Class B	1,430	152	Yelp, Inc. Class A(Æ)	4,630	198
United Technologies Corp.	3,143	390	Zynga, Inc. Class A(Æ)	257,200	936
Verisk Analytics, Inc. Class A(Æ)	2,296	275			79,119
WESCO International, Inc. (Æ)	7,030	353
Worldpay, Inc. Class A(Æ)	8,716	800	Utilities - 3.3%
WW Grainger, Inc.	8,510	2,417	ALLETE, Inc.	5,900	437
XPO Logistics, Inc. (Æ)	41,821	3,739	Alliant Energy Corp.	3,191	137
		75,603	Ameren Corp.	1,325	86
			American Electric Power Co. , Inc.	15,508	1,138

See accompanying notes which are an integral part of the financial statements.

30 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Aqua America, Inc.	2,900	94	LCI Industries	(9,620)	(667)
AT&T, Inc.	35,980	1,104	Liberty Broadband Corp. Class A(Æ)	(9,777)	(810)
Atmos Energy Corp.	1,751	163
Avangrid, Inc.	5,770	271	Meredith Corp.	(15,595)	(804)
CenterPoint Energy, Inc.	50,396	1,361	Monro Muffler Brake, Inc.	(9,430)	(702)
CMS Energy Corp.	16,112	798	Nexstar Media Group, Inc. Class A	(9,500)	(711)
Cogent Communications Holdings, Inc.	6,621	344	Penn National Gaming, Inc. (Æ)	(18,490)	(449)
Consolidated Edison, Inc.	4,246	323	Sinclair Broadcast Group, Inc. Class A	(17,120)	(490)
Dominion Energy, Inc.	4,347	310	Skechers U. S. A. , Inc. Class A(Æ)	(15,200)	(434)
DTE Energy Co.	14,125	1,588
Duke Energy Corp.	3,743	309	Tempur Sealy International, Inc. (Æ)	(9,230)	(427)
Edison International	13,800	958	TRI Pointe Group, Inc. (Æ)	(17,900)	(213)
Evergy, Inc.	1,593	89			(10,821)
Eversource Energy(Æ)	21,354	1,351	Consumer Staples - (0.2)%
Exelon Corp.	8,725	382	Keurig Dr Pepper, Inc.	(33,400)	(868)
Hawaiian Electric Industries, Inc.	18,994	708	Sanderson Farms, Inc.	(2,590)	(255)
MDU Resources Group, Inc.	20,825	520
NextEra Energy, Inc.	3,926	678			(1,123)
NiSource, Inc.	28,504	723	Energy - (0.1)%
NRG Energy, Inc.	4,350	157	Callon Petroleum Co. (Æ)	(41,800)	(417)
OGE Energy Corp.	6,665	241	SRC Energy, Inc. (Æ)	(34,400)	(243)
Pinnacle West Capital Corp.	1,310	108			(660)
Public Service Enterprise Group, Inc.	6,122	327	Financial Services - (1.8)%
Southern Co. (The)	6,350	286	AGNC Investment Corp. (Æ)	(17,800)	(317)
Verizon Communications, Inc.	16,094	919	Annaly Capital Management, Inc. (ö)	(72,500)	(716)
WEC Energy Group, Inc. (Æ)	6,045	413	Apollo Commercial Real Estate Finance,
		16,323	Inc. (ö)	(44,100)	(825)
			BGC Partners, Inc. Class A	(64,200)	(680)
Total Common Stocks			Cboe Global Markets, Inc.	(2,300)	(260)
(cost $417,302)		495,150	Chimera Investment Corp. (ö)	(28,900)	(538)
			Cohen & Steers, Inc.	(4,254)	(163)
Short-Term Investments - 6.1%			Colony Capital, Inc. (ö)	(131,200)	(770)
U. S. Cash Management Fund(@)	14,945,692 (8)	14,946	Federated Investors, Inc. Class B	(5,200)	(128)
United States Treasury Bills			LendingTree, Inc. (Æ)	(2,430)	(490)
2.146% due 11/29/18 (ç)(~)(§)	7,000	6,988	Mack-Cali Realty Corp. (ö)	(6,500)	(132)
2.178% due 12/20/18 (ç)(~)(§)	8,000	7,976	Medical Properties Trust, Inc. (ö)	(40,200)	(597)
Total Short-Term Investments			New Residential Investment Corp. (ö)	(14,675)	(262)
(cost $29,913)		29,910	Pacific Premier Bancorp, Inc. (Æ)	(20,190)	(590)
			Physicians Realty Trust(ö)	(17,200)	(285)
Total Investments 107.2%			Realogy Holdings Corp.	(28,300)	(540)
(identified cost $447,215)		525,060	Tanger Factory Outlet Centers, Inc. (ö)	(36,600)	(815)
			Two Harbors Investment Corp. (ö)	(33,200)	(488)
Securities Sold Short - (8.8)%					(8,596)
Consumer Discretionary - (2.2)%			Health Care - (1.1)%
2U, Inc. (Æ)	(10,200)	(642)	Acadia Pharmaceuticals, Inc. (Æ)	(18,700)	(364)
American Axle & Manufacturing Holdings,
Inc. (Æ)	(46,230)	(701)	Acceleron Pharma, Inc. (Æ)	(5,503)	(279)
CarMax, Inc. (Æ)	(8,250)	(560)	AnaptysBio, Inc. (Æ)	(800)	(60)
Dorman Products, Inc. (Æ)	(10,960)	(866)	Arena Pharmaceuticals, Inc. (Æ)	(3,200)	(114)
Fox Factory Holding Corp. (Æ)	(10,610)	(570)	Atara Biotherapeutics, Inc. (Æ)	(1,900)	(65)
Harley-Davidson, Inc.	(17,760)	(679)	Bluebird Bio, Inc. (Æ)	(490)	(56)
Hasbro, Inc.	(7,390)	(678)	Cambrex Corp. (Æ)	(6,090)	(325)
L Brands, Inc.	(12,890)	(418)	Exact Sciences Corp. (Æ)	(1,300)	(92)

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 31

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Henry Schein, Inc. (Æ)	(4,220)	(350)	Utilities - (0.2)%
Integra LifeSciences Holdings Corp. (Æ)	(3,750)	(201)	Extraction Oil & Gas, Inc. (Æ)	(15,700)	(125)
Intrexon Corp. (Æ)	(14,800)	(171)	j2 Global, Inc.	(1,220)	(89)
LHC Group, Inc. (Æ)	(2,970)	(272)	Pattern Energy Group, Inc. Class A	(41,516)	(744)
Madrigal Pharmaceuticals, Inc. (Æ)	(250)	(48)			(958)
MyoKardia, Inc. (Æ)	(1,400)	(74)
Neogen Corp. (Æ)	(3,850)	(234)	Total Securities Sold Short
Patterson Cos. , Inc.	(31,600)	(714)	(proceeds $45,307)		(43,209)
Prestige Brands Holdings, Inc. (Æ)	(18,421)	(666)
Repligen Corp. (Æ)	(12,819)	(695)	Other Assets and Liabilities, Net
Sage Therapeutics, Inc. (Æ)	(1,070)	(138)	- 1.6%		7,699
Teladoc Health, Inc. (Æ)	(8,950)	(621)	Net Assets - 100.0%		489,550
Ultragenyx Pharmaceutical, Inc. (Æ)	(400)	(19)
		(5,558)
Materials and Processing - (0.9)%
Beacon Roofing Supply, Inc. (Æ)	(18,199)	(508)
Compass Minerals International, Inc.	(12,527)	(608)
DowDuPont, Inc.	(10,960)	(591)
JELD-WEN Holding, Inc. (Æ)	(43,595)	(709)
Sherwin-Williams Co. (The)	(1,421)	(559)
Simpson Manufacturing Co. , Inc.	(7,410)	(423)
SiteOne Landscape Supply, Inc. (Æ)	(4,430)	(301)
Summit Materials, Inc. Class A(Æ)	(55,700)	(752)
		(4,451)
Producer Durables - (0.9)%
Aerojet Rocketdyne Holdings, Inc. (Æ)	(21,830)	(771)
Albany International Corp. Class A	(6,930)	(485)
GATX Corp.	(7,790)	(584)
Healthcare Services Group, Inc.	(19,620)	(796)
John Bean Technologies Corp.	(6,370)	(662)
Keysight Technologies, Inc. (Æ)	(5,480)	(313)
Nordson Corp.	(5,290)	(649)
		(4,260)
Technology - (1.4)%
Alarm. com Holdings, Inc. (Æ)	(8,660)	(385)
Analog Devices, Inc.	(9,140)	(765)
Black Knight, Inc. (Æ)	(9,500)	(463)
Brooks Automation, Inc.	(20,000)	(621)
Cars. com, Inc. (Æ)	(29,300)	(765)
Cognex Corp.	(13,460)	(577)
Coherent, Inc. (Æ)	(5,753)	(708)
Ebix, Inc.	(9,480)	(543)
Ellie Mae, Inc. (Æ)	(10,700)	(709)
Envestnet, Inc. (Æ)	(13,290)	(691)
GrubHub, Inc. (Æ)	(1,390)	(129)
Leidos Holdings, Inc.	(700)	(45)
Perspecta, Inc.	(2,900)	(73)
Universal Display Corp.	(2,510)	(308)
		(6,782)

See accompanying notes which are an integral part of the financial statements.

32 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	1	USD	136	12/18	3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index		Put	24	2,610.00	USD	6,264	11/16/18	(43)
S&P 500 Index		Put	24	2,455.00	USD	5,892	11/23/18	(15)
S&P 500 Index		Put	24	2,600.00	USD	6,240	11/09/18	(26)
S&P 500 Index		Put	23	2,755.00	USD	6,337	11/02/18	(109)
Total Liability for Options Written (premiums received $136)								(193)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$59,063	$—	$—	$—	$59,063	12.1
Consumer Staples	56,353	—	—	—	56,353	11.5
Energy	26,176	—	—	—	26,176	5.4
Financial Services	92,052	—	—	—	92,052	18.8
Health Care	76,022	—	—	—	76,022	15.5
Materials and Processing	14,439	—	—	—	14,439	2.9
Producer Durables	75,603	—	—	—	75,603	15.4
Technology	79,119	—	—	—	79,119	16.2
Utilities	16,323	—	—	—	16,323	3.3
Short-Term Investments	—	14,964	—	14,946	29,910	6.1
Total Investments	495,150	14,964	—	14,946	525,060	107.2
Securities Sold Short***	(43,209)	—	—	—	(43,209)	(8.8)
Other Assets and Liabilities, Net						1.6
						100.0

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 33

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	3	—	—	—	3	—*

Liabilities
Options Written	(193)	—	—	—	(193)	(—)*
Total Other Financial Instruments**	$(190)	$—	$—	$—	$(190)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

34 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$3

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$193
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$643
Options written	249
Total	$892

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(106)
Options written	(111)
Total	$(217)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 35

Russell Investment Company
U.S. Defensive Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value	$193	$—	$193
Short Sales	Securities sold short, at market value	43,209	—	43,209
Total Financial and Derivative Liabilities		43,402	—	43,402
Financial and Derivative Liabilities not subject to a netting agreement		(193)	—	(193)
Total Financial and Derivative Liabilities subject to a netting agreement		$43,209	$—	$43,209

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	43,209	$—	$43,209	$—
Total	$43,209	$—	$43,209	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

36 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$447,215
Investments, at fair value(>)	525,060
Cash	8,023
Receivables:
Dividends and interest	259
Dividends from affiliated funds	29
Investments sold	3,241
Fund shares sold	48
From broker(a)	1,194
Variation margin on futures contracts	41
Total assets	537,895

Liabilities
Payables:
Investments purchased	4,267
Fund shares redeemed	176
Accrued fees to affiliates	342
Other accrued expenses	158
Options written, at fair value(x)	193
Securities sold short, at fair value(‡)	43,209
Total liabilities	48,345

Net Assets	$489,550

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 37

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$114,503
Shares of beneficial interest	93
Additional paid-in capital	374,954
Net Assets	$489,550

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$52.52
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$55.72
Class A — Net assets	$23,608,060
Class A — Shares outstanding ($. 01 par value)	449,464
Net asset value per share: Class C(#)	$52.01
Class C — Net assets	$34,360,612
Class C — Shares outstanding ($. 01 par value)	660,625
Net asset value per share: Class E(#)	$52.66
Class E — Net assets	$2,257,529
Class E — Shares outstanding ($. 01 par value)	42,873
Net asset value per share: Class S(#)	$52.60
Class S — Net assets	$274,931,649
Class S — Shares outstanding ($. 01 par value)	5,226,748
Net asset value per share: Class Y(#)	$52.51
Class Y — Net assets	$154,392,246
Class Y — Shares outstanding ($. 01 par value)	2,940,413
Amounts in thousands
(x) Premiums received on options written	$136
(‡) Proceeds on securities sold short	$45,307
(>) Investments in affiliates, U. S. Cash Management Fund	$14,946

(a) Receivable from Broker for Options	$1,194
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

38 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$10,119
Dividends from affiliated funds	499
Interest	255
Total investment income	10,873

Expenses
Advisory fees	3,022
Administrative fees	264
Custodian fees	107
Distribution fees - Class A	62
Distribution fees - Class C	289
Transfer agent fees - Class A	49
Transfer agent fees - Class C	77
Transfer agent fees - Class E	5
Transfer agent fees - Class S	599
Transfer agent fees - Class Y	8
Professional fees	79
Registration fees	68
Shareholder servicing fees - Class C	96
Shareholder servicing fees - Class E	7
Trustees’ fees	17
Printing fees	32
Dividends from securities sold short	1,332
Interest expense paid on securities sold short	482
Miscellaneous	30
Expenses before reductions	6,625
Expense reductions	(120)
Net expenses	6,505
Net investment income (loss)	4,368

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	44,543
Investments in affiliated funds	(6)
Futures contracts	643
Options written	249
Securities sold short	(7,777)
Net realized gain (loss)	37,652
Net change in unrealized appreciation (depreciation) on:
Investments	(5,341)
Futures contracts	(106)
Options written	(111)
Securities sold short	6,259
Net change in unrealized appreciation (depreciation)	701
Net realized and unrealized gain (loss)	38,353
Net Increase (Decrease) in Net Assets from Operations	$42,721

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 39

Russell Investment Company
U.S. Defensive Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,368	$5,641
Net realized gain (loss)	37,652	62,223
Net change in unrealized appreciation (depreciation)	701	37,180
Net increase (decrease) in net assets from operations	42,721	105,044

Distributions (i)
To shareholders
Class A	(2,437)	(1,908)
Class C	(3,650)	(3,088)
Class E	(300)	(478)
Class I(1)	—	(11,782)
Class S	(29,836)	(14,457)
Class Y	(19,321)	(16,876)
Net decrease in net assets from distributions	(55,544)	(48,589)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(83,666)	(98,403)
Total Net Increase (Decrease) in Net Assets	(96,489)	(41,948)

Net Assets
Beginning of period	586,039	627,987
End of period (ii)	$489,550	$586,039

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, I, S and Y were $159, $28, $28, $1,011, $1,870 and $2,181, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, I, S and Y were $1,749, $3,060, $450, $10,771,
$12,587 and $14,695, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $652. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

40 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	84	$4,447	237	$12,132
Proceeds from reinvestment of distributions	46	2,372	38	1,872
Payments for shares redeemed	(166)	(8,773)	(368)	(18,988)
Net increase (decrease)	(36)	(1,954)	(93)	(4,984)
Class C
Proceeds from shares sold	13	669	23	1,146
Proceeds from reinvestment of distributions	70	3,597	63	3,020
Payments for shares redeemed	(207)	(10,916)	(196)	(9,897)
Net increase (decrease)	(124)	(6,650)	(110)	(5,731)
Class E
Proceeds from shares sold	2	94	290	14,815
Proceeds from reinvestment of distributions	6	296	10	474
Payments for shares redeemed	(26)	(1,343)	(356)	(18,113)
Net increase (decrease)	(18)	(953)	(56)	(2,824)
Class I(1)
Proceeds from shares sold	—	—	55	2,763
Proceeds from reinvestment of distributions	—	—	232	11,225
Payments for shares redeemed	—	—	(3,385)	(173,910)
Net increase (decrease)	—	—	(3,098)	(159,922)
Class S
Proceeds from shares sold	265	14,027	2,905	150,047
Proceeds from reinvestment of distributions	558	28,783	284	13,868
Payments for shares redeemed	(1,355)	(72,091)	(1,113)	(56,927)
Net increase (decrease)	(532)	(29,281)	2,076	106,988
Class Y
Proceeds from shares sold	44	2,264	320	16,330
Proceeds from reinvestment of distributions	375	19,321	347	16,876
Payments for shares redeemed	(1,252)	(66,413)	(1,280)	(65,136)
Net increase (decrease)	(833)	(44,828)	(613)	(31,930)
Total increase (decrease)	(1,543)	$(83,666)	(1,894)	$(98,403)

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification) .

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 41

Russell Investment Company
U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	53.93	. 29	3.46	3.75	(. 34)	(4.82)
October 31, 2017	49.22	. 34	8.20	8.54	(. 30)	(3.53)
October 31, 2016	47.76	. 45	1.55	2.00	(. 54)	—
October 31, 2015	46.04	. 50	1.72	2.22	(. 50)	—
October 31, 2014	40.06	. 40	6.00	6.40	(. 42)	—

Class C
October 31, 2018	53.53	(. 11)	3.43	3.32	(. 02)	(4.82)
October 31, 2017	48.98	(. 04)	8.15	8.11	(. 03)	(3.53)
October 31, 2016	47.52	. 10	1.53	1.63	(. 17)	—
October 31, 2015	45.80	. 15	1.72	1.87	(. 15)	—
October 31, 2014	39.87	. 08	5.95	6.03	(. 10)	—

Class E
October 31, 2018	54.05	. 29	3.47	3.76	(. 33)	(4.82)
October 31, 2017	49.29	. 35	8.21	8.56	(. 27)	(3.53)
October 31, 2016	47.82	. 46	1.54	2.00	(. 53)	—
October 31, 2015	46.08	. 52	1.71	2.23	(. 49)	—
October 31, 2014	40.08	. 42	5.98	6.40	(. 40)	—

Class S
October 31, 2018	54.01	. 44	3.47	3.91	(. 50)	(4.82)
October 31, 2017	49.29	. 47	8.23	8.70	(. 45)	(3.53)
October 31, 2016	47.82	. 59	1.53	2.12	(. 65)	—
October 31, 2015	46.09	. 63	1.72	2.35	(. 62)	—
October 31, 2014	40.11	. 51	6.00	6.51	(. 53)	—

Class Y
October 31, 2018	53.93	. 52	3.46	3.98	(. 58)	(4.82)
October 31, 2017	49.22	. 57	8.21	8.78	(. 54)	(3.53)
October 31, 2016	47.75	. 70	1.52	2.22	(. 75)	—
October 31, 2015	46.03	. 71	1.73	2.44	(. 72)	—
October 31, 2014	40.06	. 60	5.99	6.59	(. 62)	—

See accompanying notes which are an integral part of the financial statements.

42 U.S. Defensive Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(l)	Net(d)(g)(l)	Net Assets(d)	Turnover Rate(k)
(5.16)	52.52	7.17	23,608	1.44	1.44	. 54	67
(3.83)	53.93	18.25	26,181	1.37	1.37	. 67	99
(. 54)	49.22	4.21	28,450	1.26	1.26	. 93	94
(. 50)	47.76	4.86	21,590	1.09	1.09	1.07	93
(. 42)	46.04	16.05	25,233	1.09	1.09	. 94	105

(4.84)	52.01	6.36	34,361	2.19	2.19	(. 21)	67
(3.56)	53.53	17.36	41,987	2.12	2.12	(. 08)	99
(. 17)	48.98	3.43	43,815	2.01	2.01	. 20	94
(. 15)	47.52	4.09	46,206	1.84	1.84	. 32	93
(. 10)	45.80	15.15	50,833	1.84	1.84	. 19	105

(5.15)	52.66	7.15	2,257	1.44	1.44	. 54	67
(3.80)	54.05	18.26	3,312	1.37	1.37	. 68	99
(. 53)	49.29	4.20	5,781	1.26	1.26	. 95	94
(. 49)	47.82	4.87	6,262	1.09	1.09	1.10	93
(. 40)	46.08	16.03	9,598	1.09	1.09	. 97	105

(5.32)	52.60	7.49	274,932	1.19	1.15	. 83	67
(3.98)	54.01	18.57	311,079	1.12	1.09	. 91	99
(. 65)	49.29	4.46	181,534	1.01	1.01	1.21	94
(. 62)	47.82	5.14	200,122	. 84	. 84	1.34	93
(. 53)	46.09	16.32	266,202	. 84	. 84	1.20	105

(5.40)	52.51	7.65	154,392	. 99	. 99	. 99	67
(4.07)	53.93	18.79	203,480	. 92	. 92	1.11	99
(. 75)	49.22	4.67	215,913	. 81	. 81	1.46	94
(. 72)	47.75	5.34	527,015	. 64	. 64	1.51	93
(. 62)	46.03	16.54	596,837	. 64	. 64	1.39	105

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 43

Russell Investment Company
U.S. Defensive Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$234,408
Administration fees	20,510
Distribution fees	27,436
Shareholder servicing fees	7,970
Transfer agent fees	49,306
Trustee fees	2,272
$341,902

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$50,433	$273,098	$308,579	$(6)	$—	$14,946	$499	$—
	$50,433	$273,098	$308,579	$(6)	$—	$14,946	$499	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$404,075,131
Unrealized Appreciation	$94,599,805
Unrealized Depreciation	(16,823,602)
Net Unrealized Appreciation (Depreciation)	$77,776,203
Undistributed Ordinary Income	$5,373,510
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$31,353,351
Tax Composition of Distributions
Ordinary Income	$14,924,629
Long-Term Capital Gains	$40,618,805

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(9)
Additional paid-in capital	9

See accompanying notes which are an integral part of the financial statements.

44 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

U. S. Dynamic Equity Fund - Class A‡			Russell 1000® Dynamic IndexTM**
	Total			Total
	Return			Return
1 Year	(4.68)%		1 Year	4.94%
5 Years	7.75	%§	5 Years	10.78	%§
10 Years	12.44	%§	10 Years	13.98	%§

U. S. Dynamic Equity Fund - Class C			U. S. Dynamic Equity Linked Benchmark***
	Total			Total
	Return			Return
1 Year	0.45%		1 Year	4.94%
5 Years	8.24	%§	5 Years	10.78	%§
10 Years	12.28	%§	10 Years	14.71	%§

U. S. Dynamic Equity Fund - Class E
	Total
	Return
1 Year	1.17%
5 Years	9.04	%§
10 Years	13.10	%§

U. S. Dynamic Equity Fund - Class S
	Total
	Return
1 Year	1.46%
5 Years	9.34	%§
10 Years	13.40	%§

U. S. Dynamic Equity Fund - Class Y‡‡
	Total
	Return
1 Year	1.57%
5 Years	9.52	%§
10 Years	13.60	%§

U.S. Dynamic Equity Fund 45

Russell Investment Company
U.S. Dynamic Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The U. S. Dynamic Equity Fund (the “Fund”) employs a multi-	global growth. During this sell off period, the best performing
manager approach whereby portions of the Fund are allocated to	sectors were areas traditionally considered to be defensive such
different money manager strategies. Fund assets not allocated to	as real estate.
money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	How did the investment strategies and techniques employed
of the Fund’s assets among money managers at any time. An	by the Fund and its money managers affect its benchmark
exemptive order from the Securities and Exchange Commission	relative performance?
(“SEC”) permits RIM to engage or terminate a money manager	Over the period, the Fund maintained exposure to moderately
at any time, subject to approval by the Fund’s Board, without a	priced securities with positive price momentum as well as
shareholder vote. Pursuant to the terms of the exemptive order,	companies with higher quality characteristics such as lower
the Fund is required to notify its shareholders within 90 days of	financial leverage. Additionally, the Fund was tilted away from
when a money manager begins providing services. As of October	the largest market capitalization stocks due to valuation concerns.
31, 2018, the Fund had three money managers.	Overall, the Fund’s factor tilts provided mixed results as a tilt toward stocks with positive price momentum and tilt away from
What is the Fund’s investment objective?	stocks with the highest financial leverage contributed positively.
The Fund seeks to provide long term capital growth.	However, the Fund’s underweight to the most expensive, largest

How did the Fund perform relative to its benchmark for the	market capitalization stocks detracted from benchmark-relative
fiscal year ended October 31, 2018?	performance.
For the fiscal year ended October 31, 2018, the Fund’s Class	From a sector standpoint, the Fund was positioned toward more
A, Class C, Class E, Class S and Class Y Shares gained 1.12%,	pro-cyclical areas of the market which are expected to benefit
0.45%, 1.17%, 1.46% and 1.57%, respectively. This is compared	from a healthy domestic consumer, expansionary fiscal policy,
to the Fund’s benchmark, the Russell 1000® Dynamic Index™,	and the normalization of monetary policy, such as the financials,
which gained 4.94% during the same period. The Fund’s	industrials and energy sectors, while avoiding bond proxies.
performance includes operating expenses, whereas index returns	While the net impact of the overweights detracted over the period,
are unmanaged and do not include expenses of any kind.	the Fund’s underweight to the real estate sectors was additive.
For the fiscal year ended October 31, 2018, the Morningstar®	Stock selection by the Fund’s money managers was the primary
Large Blend Category, a group of funds that Morningstar considers	negative contributor to benchmark relative performance during
to have investment strategies similar to those of the Fund, gained	the period, led by underperforming holdings within the consumer
5.26%. This result serves as a peer comparison and is expressed	discretionary and information technology sectors.
net of operating expenses.	The Fund employs discretionary money managers. The Fund’s
RIM may assign a money manager a specific style or	discretionary money managers select the individual portfolio
capitalization benchmark other than the Fund’s index. However,	securities for the assets assigned to them. RIM manages assets
the Fund’s primary index remains the benchmark for the Fund	not allocated to money manager strategies and the Fund’s cash
and is representative of the aggregate of each money manager’s	balances.
benchmark index.	With respect to certain of the Fund’s money managers, Jacobs
Levy Equity Management, Inc. (“Jacobs Levy”) was the best
How did market conditions affect the Fund’s performance?	performing manager for the period and slightly outperformed the
The fiscal year ended October 31, 2018 saw the Fund underperform	Russell 1000® Index. Factor exposures were mixed, including a
the Russell 1000® Dynamic Index and the Morningstar® Large	tilt away from the highest dividend yield stocks being rewarded
Blend peer group. During the last two months of 2017 through	while a tilt toward stocks with below benchmark valuations
the end of September 2018, the U. S. equity market produced	detracted. Jacobs Levy’s underweights to the materials and
strong absolute returns. The rally was led by growth stocks with	real estate sectors contributed positively to benchmark-relative
high price momentum and lower levels of financial leverage,	performance. Additionally, stock selection within the financials
particularly within the health care and technology sectors, as U. S.	and industrials sectors was rewarded.
companies posted strong quarterly earnings results boosted by
lower corporate tax rates. However, investor sentiment rotated	Pzena Investment Management, LLC (“Pzena”) was the worst
heavily toward value and low volatility stocks during October	performing manager for the period and underperformed the Russell
2018 as the U. S. equity market declined substantially amid	1000® Value Index. Factor exposures detracted, including tilts
concerns over rising interest rates, trade wars, and decelerating	toward the deepest value stocks (lowest price-to-book ratios) and stocks with high earnings variability. Stock selection within the

46 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

financials, consumer discretionary, and information technology	Describe any changes to the Fund’s structure or the money
sectors was the primary negative contributor to excess returns	manager line-up.
over the period.	In September 2018, AJO, LP was terminated in order to increase
During the period, RIM utilized a positioning strategy to control	concentration and the diversification of potential excess return
Fund-level exposures and risks through the purchase of a stock	sources within the Fund.
portfolio. Using the output from a quantitative model, the strategy
seeks to position the portfolio to meet RIM’s overall preferred	Money Managers as of October 31,
positioning with respect to Fund exposures along factor and	2018	Styles
industry dimensions.	Jacobs Levy Equity Management, Inc.	Dynamic
	Pzena Investment Management, LLC	Value
The Fund’s active positioning strategy provided exposure to	Suffolk Capital Management, LLC	Dynamic
RIM’s strategic equity beliefs associated with value, quality,	The views expressed in this report reflect those of the
and low volatility factors. During the fiscal year, the strategy	portfolio managers only through the end of the period
outperformed the Russell 1000® Dynamic Index as exposure	covered by the report. These views do not necessarily
to lower levels of financial leverage and lower volatility were	represent the views of RIM, or any other person in RIM or
beneficial. However, the positioning strategy’s tilt toward stocks	any other affiliated organization. These views are subject to
with below benchmark valuation ratios detracted. From a sector	change at any time based upon market conditions or other
perspective, an overweight to consumer discretionary and an	events, and RIM disclaims any responsibility to update the
underweight to financials contributed positively to benchmark-	views contained herein. These views should not be relied on
relative performance.	as investment advice and, because investment decisions for
During the period, RIM partially equitized the Fund’s cash using	a Russell Investment Company (“RIC”) Fund are based on
index futures contracts to provide the Fund with greater market	numerous factors, should not be relied on as an indication
exposure. This had a positive impact on the Fund’s absolute	of investment decisions of any RIC Fund.
performance.

* Assumes initial investment on November 1, 2008.

** The Russell 1000® Dynamic IndexTM measures the performance of the large-cap dynamic segment of the U.S. equity universe. It includes the Russell 1000 Index companies with relatively less stable business conditions which are more sensitive to economic cycle, credit cycle and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.

*** The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000® Growth Index through August 14, 2012 and the returns of the Russell 1000® Dynamic IndexTM thereafter.

‡ The Fund’s performance inception date for Class A Shares was August 15, 2012.  The returns shown for Class A Shares prior to that date are the returns of Class
E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.

‡‡ The Fund’s performance inception date for Class Y Shares was August 15, 2012.  The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I
Shares. Class I Shares are no longer offered and were reclassified as S Shares on August 18, 2017.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

U.S. Dynamic Equity Fund 47

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$970.30	$1,017.90
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.20	$7.37

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$966.90	$1,014.12
	Expenses Paid During Period*	$10.91	$11.17
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$970.70	$1,017.80
of other funds.	Expenses Paid During Period*	$7.30	$7.48

* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

48 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$971.70	$1,019.36
Expenses Paid During Period*	$5.76	$5.90

* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$971.80	$1,019.91
Expenses Paid During Period*	$5.22	$5.35

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

U.S. Dynamic Equity Fund 49

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 102.7%			Tribune Media Co. Class A(Û)	1,100	42
Consumer Discretionary - 17.8%			Twenty-First Century Fox, Inc. Class A	5,684	259
Aaron's, Inc. Class A(Û)	5,200	245	Visteon Corp. (Æ)	2,100	166
Amazon. com, Inc. (Æ)(Û)	2,964	4,738	Wal-Mart Stores, Inc.	4,100	411
Best Buy Co. , Inc.	5,700	400	Walt Disney Co. (The)	1,516	174
Brunswick Corp. (Û)	3,380	176	Yum! Brands, Inc.	407	37
Carnival Corp.	3,656	205
Charter Communications, Inc. Class A(Æ)	478	153			21,121
Chipotle Mexican Grill, Inc. Class A(Æ)	500	230
Comcast Corp. Class A	4,582	175	Consumer Staples - 2.2%
			Altria Group, Inc.	1,416	92
Cooper-Standard Holdings, Inc. (Æ)	700	65	Archer-Daniels-Midland Co. (Û)	11,028	521
Costco Wholesale Corp. (Û)	1,636	374	Coca-Cola Co. (The)(Û)	1,400	67
Coty, Inc. Class A	1,237	13	Colgate-Palmolive Co. (Û)	1,194	71
Dave & Buster's Entertainment, Inc.	1,200	71	Constellation Brands, Inc. Class A	237	47
Domino's Pizza, Inc.	1,200	323	CVS Health Corp.	948	69
Ford Motor Co. (Û)	130,995	1,251	Kimberly-Clark Corp.	239	25
General Motors Co. (Û)	28,718	1,051	Kraft Heinz Co. (The)	14,035	772
Gildan Activewear, Inc. Class A	1,256	38	Kroger Co. (The)	1,373	41
Graham Holdings Co. Class B	62	36	Molson Coors Brewing Co. Class B	361	23
Hilton Worldwide Holdings, Inc. (Û)	5,780	411	Mondelez International, Inc. Class A	552	23
Home Depot, Inc. (The)	1,500	264	Monster Beverage Corp. (Æ)	815	43
International Game Technology PLC(Û)	3,400	63	Nu Skin Enterprises, Inc. Class A	600	42
Interpublic Group of Cos. , Inc. (The)	19,040	441	PepsiCo, Inc. (Û)	1,200	135
Jack in the Box, Inc.	400	32	Philip Morris International, Inc.	1,107	97
Kohl's Corp.	1,831	139	Procter & Gamble Co. (The)	1,591	141
Las Vegas Sands Corp.	1,627	83	Sysco Corp.	2,060	147
Lear Corp.	2,871	381	TreeHouse Foods, Inc. (Æ)	1,900	87
Lennar Corp. Class A	1,235	53	Tyson Foods, Inc. Class A	556	33
Lennar Corp. Class B	24	1	Walgreens Boots Alliance, Inc.	1,739	139
Lions Gate Entertainment Corp. Class A	24,709	473
LKQ Corp. (Æ)	5,700	155			2,615
Lowe's Cos. , Inc.	1,402	133
Madison Square Garden Co. (The) Class A(Æ)	1,100	304	Energy - 7.7%
Marriott International, Inc. Class A	1,070	125	Anadarko Petroleum Corp.	1,412	75
McDonald's Corp.	922	163	Apache Corp.	1,442	55
Meritage Homes Corp. (Æ)	1,435	53	Baker Hughes, a GE Co. , LLC	752	20
Netflix, Inc. (Æ)	3,417	1,031	BP PLC - ADR	4,016	174
Newell Rubbermaid, Inc.	12,831	204	Cenovus Energy, Inc.	40,153	340
News Corp. Class A(Û)	21,663	286	Chevron Corp.	2,218	248
Nike, Inc. Class B	2,035	153	Cimarex Energy Co.	328	26
Nordstrom, Inc.	1,300	86	Concho Resources, Inc. (Æ)	803	112
Norwegian Cruise Line Holdings, Ltd. (Æ)	21,665	956	ConocoPhillips(Û)	6,474	452
Office Depot, Inc.	7,734	20	Devon Energy Corp.	999	32
Omnicom Group, Inc.	8,050	598	Enbridge, Inc.	990	31
Pandora Media, Inc. (Æ)	3,295	28	EOG Resources, Inc.	11,919	1,254
PulteGroup, Inc.	12,833	315	Exxon Mobil Corp.	11,248	897
PVH Corp.	6,404	774	Halliburton Co. (Û)	19,353	671
Ross Stores, Inc.	1,315	130	Hess Corp.	1,856	107
Royal Caribbean Cruises, Ltd.	956	100	Marathon Petroleum Corp.	3,998	282
Scientific Games Corp. Class A(Æ)	1,100	24	National Oilwell Varco, Inc.	19,123	704
Sirius XM Holdings, Inc. (Û)	44,400	267	Newfield Exploration Co. (Æ)	1,781	36
Starbucks Corp.	2,738	160	Occidental Petroleum Corp.	8,521	571
Tapestry, Inc.	24,787	1,049	PBF Energy, Inc. Class A	2,800	117
Target Corp. (Û)	3,536	295	Phillips 66(Û)	4,981	512
Thomson Reuters Corp.	2,604	121	Pioneer Natural Resources Co. (Û)	8,105	1,193
TJX Cos. , Inc. (Û)	4,594	505	Royal Dutch Shell PLC Class A - ADR	8,256	522
Toll Brothers, Inc.	3,338	112	Schlumberger, Ltd.	1,570	81

See accompanying notes which are an integral part of the financial statements.

50 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Valero Energy Corp.	6,491	591	Morgan Stanley	7,540	344
		9,103	Northern Trust Corp.	4,370	411
			NorthStar Realty Europe Corp. (ö)	4,470	60
Financial Services - 22.2%			PayPal Holdings, Inc. (Æ)	1,334	112
Affiliated Managers Group, Inc.	450	51	Piedmont Office Realty Trust, Inc. Class A(ö)	4,858	88
Aflac, Inc.	2,558	110	PNC Financial Services Group, Inc. (The)	288	37
Allstate Corp. (The)	4,377	419	Popular, Inc.	1,740	90
American Express Co.	488	50	ProAssurance Corp.	1,500	66
American International Group, Inc.	18,118	748	Progressive Corp. (The)(Û)	6,887	480
American Tower Corp. (ö)	847	132	Prologis, Inc. (ö)	4,247	274
AvalonBay Communities, Inc. (ö)	178	31	Prudential Financial, Inc.	2,590	243
AXA Equitable Holdings, Inc.	15,003	304	Public Storage(ö)	556	114
Axis Capital Holdings, Ltd.	5,970	333	Raymond James Financial, Inc. (Û)	2,900	222
Bank of America Corp.	101,756	2,799	Rayonier, Inc. (ö)	800	24
Bank of New York Mellon Corp. (The)	3,374	160	Reinsurance Group of America, Inc. Class A	1,200	171
Banner Corp.	1,830	106	Retail Properties of America, Inc. Class A(ö)	14,331	176
Berkshire Hathaway, Inc. Class B(Æ)	934	192	Simon Property Group, Inc. (ö)	149	27
BlackRock, Inc. Class A	81	33	State Street Corp.	5,739	394
Blackstone Group, LP (The)	29,818	965	SunTrust Banks, Inc. (Û)	6,297	395
Boston Properties, Inc. (ö)	944	114	Synovus Financial Corp.	4,600	173
Brighthouse Financial, Inc. (Æ)	63	2	Travelers Cos. , Inc. (The)	2,900	363
Brookfield Property Partners, LP	2,143	41	UBS Group AG(Æ)(Ñ)	23,182	322
Capital One Financial Corp.	17,729	1,583	Ventas, Inc. (ö)	704	41
CBRE Group, Inc. Class A(Æ)(Û)	6,480	261	VICI Properties, Inc. (ö)(Û)	12,800	276
Charles Schwab Corp. (The)	2,308	107	Visa, Inc. Class A	1,007	139
Chubb, Ltd.	859	107	Vornado Realty Trust(ö)	1,305	89
Citigroup, Inc.	27,884	1,826	Voya Financial, Inc.	11,486	502
Citizens Financial Group, Inc.	7,090	265	Wells Fargo & Co.	12,163	647
Colony Capital, Inc. (ö)	5,335	31	Welltower, Inc. (ö)	874	58
Comerica, Inc.	1,800	147	Weyerhaeuser Co. (ö)	6,839	182
Crown Castle International Corp. (ö)	492	54	WR Berkley Corp.	400	30
Cullen/Frost Bankers, Inc.	2,020	198			26,250
Digital Realty Trust, Inc. (ö)	444	46
Douglas Emmett, Inc. (ö)	2,200	80	Health Care – 11.1%
E*Trade Financial Corp. (Û)	5,750	284	Abbott Laboratories	815	56
Equinix, Inc. (Æ)(ö)(Û)	883	334	AbbVie, Inc.	2,158	168
Equity Commonwealth(ö)	9,512	283	Aerie Pharmaceuticals, Inc. (Æ)	13,859	737
Equity Residential(ö)(Û)	5,945	386	Aetna, Inc.	673	134
Essex Property Trust, Inc. (ö)	185	46	Alexion Pharmaceuticals, Inc. (Æ)	861	96
Evercore, Inc. Class A	1,300	106	Align Technology, Inc. (Æ)	1,005	222
Everest Re Group, Ltd.	900	196	Alkermes PLC(Æ)	1,900	78
First BanCorp(Æ)	7,600	70	Allergan PLC(Û)	1,921	304
First Hawaiian, Inc.	5,990	148	Allscripts Healthcare Solutions, Inc. (Æ)	12,200	145
First Merchants Corp.	1,610	67	AmerisourceBergen Corp. Class A	3,000	264
First Republic Bank	1,226	112	Amgen, Inc.	3,107	599
Forest City Realty Trust, Inc. Class A(ö)	6,594	166	Anthem, Inc. (Æ)(Û)	2,151	593
Franklin Resources, Inc.	11,839	361	Athenahealth, Inc. (Æ)	400	51
Goldman Sachs Group, Inc. (The)	8,687	1,959	Baxter International, Inc. (Û)	1,557	97
Hartford Financial Services Group, Inc.	1,400	64	Becton Dickinson and Co.	200	46
HCP, Inc. (ö)	2,986	82	Biogen, Inc. (Æ)	332	101
JBG Smith Properties(ö)	783	29	Bristol-Myers Squibb Co. (Û)	10,570	534
JPMorgan Chase & Co.	6,297	687	Cardinal Health, Inc.	9,927	502
KKR & Co. , Inc. Class A	7,301	173	Celgene Corp. (Æ)(Û)	6,219	446
LPL Financial Holdings, Inc.	1,200	74	Cerner Corp. (Æ)	400	23
M&T Bank Corp.	2,200	364	Cigna Corp.	645	138
MasterCard, Inc. Class A(Û)	9,231	1,826	Express Scripts Holding Co. (Æ)	5,131	498
MetLife, Inc.	14,277	588	Genomic Health, Inc. (Æ)	1,000	72

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 51

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Gilead Sciences, Inc.	2,523	172	Automatic Data Processing, Inc.	307	44
Halozyme Therapeutics, Inc. (Æ)	1,500	23	Boeing Co. (The)(Û)	5,085	1,806
HCA Healthcare, Inc.	833	111	Caterpillar, Inc.	795	96
HMS Holdings Corp. (Æ)	3,624	104	CoStar Group, Inc. (Æ)	308	111
Humana, Inc. (Û)	1,708	548	Crane Co.	600	52
IDEXX Laboratories, Inc. (Æ)	301	64	CSX Corp.	1,776	122
Incyte Corp. (Æ)	2,200	143	Cummins, Inc.	654	89
Intuitive Surgical, Inc. (Æ)(Û)	300	156	Danaher Corp.	415	41
Johnson & Johnson	1,346	188	Deere & Co.	4,710	638
Laboratory Corp. of America Holdings(Æ)	464	74	Delta Air Lines, Inc.	15,687	859
Masimo Corp. (Æ)	400	46	Dover Corp.	5,155	427
McKesson Corp.	3,596	449	Eaton Corp. PLC	845	61
Merck & Co. , Inc.	7,511	553	EMCOR Group, Inc.	1,900	135
Mylan NV(Æ)	14,522	454	Emerson Electric Co.	539	37
Perrigo Co. PLC	799	56	Evoqua Water Technologies Corp. (Æ)	18,793	180
Pfizer, Inc.	3,375	145	Expeditors International of Washington, Inc.
Regeneron Pharmaceuticals, Inc. (Æ)	282	96	(Û)	3,300	222
Sage Therapeutics, Inc. (Æ)	6,945	895	Exponent, Inc.	1,300	66
Stryker Corp.	319	52	FedEx Corp.	4,121	909
Teleflex, Inc.	3,435	827	Fluor Corp.	6,200	272
Thermo Fisher Scientific, Inc.	3,814	891	Forward Air Corp.	1,200	72
UnitedHealth Group, Inc.	612	160	Garrett Motion, Inc. (Æ)	49	1
Varian Medical Systems, Inc. (Æ)	800	95	General Dynamics Corp.	216	37
Vertex Pharmaceuticals, Inc. (Æ)(Û)	3,795	643	General Electric Co.	66,872	675
WellCare Health Plans, Inc. (Æ)(Û)	1,297	358	HD Supply Holdings, Inc. (Æ)	5,544	208
		13,207	Honeywell International, Inc.	493	71
			Illinois Tool Works, Inc.	258	33
Materials and Processing - 2.7%			Insperity, Inc.	700	77
Air Products & Chemicals, Inc.	390	60	Itron, Inc. (Æ)	1,820	95
Albemarle Corp.	464	46	Jacobs Engineering Group, Inc. (Û)	2,100	158
Ashland Global Holdings, Inc. (Û)	2,300	170	JB Hunt Transport Services, Inc. (Û)	3,026	334
Bemis Co. , Inc.	1,216	56	Johnson Controls International PLC(Æ)	865	28
Cabot Corp. (Û)	3,642	177	KBR, Inc.	3,900	77
Domtar Corp. (Û)	2,833	131	L3 Technologies, Inc.	217	41
DowDuPont, Inc.	24,148	1,304	Landstar System, Inc.	3,000	300
Eastman Chemical Co.	959	75	Lincoln Electric Holdings, Inc.	1,300	105
Ecolab, Inc.	839	128	Lockheed Martin Corp. (Û)	1,591	468
Linde PLC	1,775	294	ManpowerGroup, Inc.	1,530	117
LyondellBasell Industries NV Class A	438	39	Moog, Inc. Class A	400	29
Masco Corp.	1,977	59	MSC Industrial Direct Co. , Inc. Class A	398	32
Mosaic Co. (The)	2,299	71	National Instruments Corp.	2,900	142
Newmont Mining Corp.	1,469	45	Navistar International Corp. (Æ)	700	23
Nucor Corp.	1,086	64	Norfolk Southern Corp.	747	125
PPG Industries, Inc.	636	67	Northrop Grumman Corp.	149	39
Sonoco Products Co.	1,516	83	PACCAR, Inc.	581	33
Univar, Inc. (Æ)(Û)	2,180	54	Pentair PLC	2,100	84
WestRock Co.	1,800	77	Quanta Services, Inc. (Æ)(Û)	3,600	112
WR Grace & Co. (Û)	2,400	155	Raytheon Co.	601	105
			Republic Services, Inc. Class A	1,328	97
		3,155	Rollins, Inc. (Û)	3,500	207
			Ryder System, Inc.	3,590	199
Producer Durables - 10.8%			Stanley Black & Decker, Inc.	659	77
3M Co.	636	121	Terex Corp.	4,911	164
Accenture PLC Class A	341	54	Textron, Inc. (Û)	5,770	309
AGCO Corp.	5,070	284	UniFirst Corp. (Û)	400	60
Allison Transmission Holdings, Inc. Class A	4,910	216	Union Pacific Corp.	1,379	202
American Airlines Group, Inc.	931	33	United Parcel Service, Inc. Class B	894	95

See accompanying notes which are an integral part of the financial statements.

52 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
United Technologies Corp.	885	110	Salesforce. com, Inc. (Æ)	7,453		1,023
Waste Management, Inc.	474	42	Sanmina Corp. (Æ)	2,800		71
WESCO International, Inc. (Æ)	1,800	90	Splunk, Inc. (Æ)	1,620		162
XPO Logistics, Inc. (Æ)	7,877	704	Symantec Corp. (Û)	3,985		72
		12,852	SYNNEX Corp.	1,420		110
			Tableau Software, Inc. Class A(Æ)	2,372		253
Technology - 25.4%			Tech Data Corp. (Æ)	2,000		141
Adobe Systems, Inc. (Æ)	551	135	Teradata Corp. (Æ)	2,800		102
Alibaba Group Holding, Ltd. - ADR(Æ)	6,098	868	Texas Instruments, Inc.	582		54
Alphabet, Inc. Class A(Æ)	185	202	Twitter, Inc. (Æ)(Û)	26,549		923
Alphabet, Inc. Class C(Æ)(Û)	1,379	1,484	Varonis Systems, Inc. (Æ)	600		37
Amdocs, Ltd.	659	42	VeriSign, Inc. (Æ)(Û)	2,480		353
Apple, Inc. (Û)	19,722	4,315	Viavi Solutions, Inc. Class W(Æ)	11,200		129
Applied Materials, Inc.	28,016	921	Western Digital Corp.	6,950		300
ARRIS International PLC(Æ)(Û)	10,960	273	Xilinx, Inc. (Û)	12,403		1,059
Arrow Electronics, Inc. (Æ)	2,800	190	Yelp, Inc. Class A(Æ)	2,500		107
Aspen Technology, Inc. (Æ)	3,020	256	Zynga, Inc. Class A(Æ)	49,000		178
Avaya Holdings Corp. (Æ)	4,600	76				30,136
Avnet, Inc.	6,080	244
Booking Holdings, Inc. (Æ)	81	152	Utilities - 2.8%
Broadcom, Inc.	4,029	900	ALLETE, Inc.	1,000		74
Cirrus Logic, Inc. (Æ)(Û)	3,000	112	Ameren Corp.	707		46
Cisco Systems, Inc.	5,768	264	American Electric Power Co. , Inc.	2,486		182
Citrix Systems, Inc.	2,400	246	American Water Works Co. , Inc.	443		39
Cloudera, Inc. (Æ)	2,500	34	AT&T, Inc.	8,134		250
Cognizant Technology Solutions Corp. Class			Avangrid, Inc. (Û)	2,300		108
A	8,264	571	CenturyLink, Inc.	4,273		88
CommScope Holding Co. , Inc. (Æ)(Û)	3,400	82	CMS Energy Corp.	771		38
CommVault Systems, Inc. (Æ)	1,100	64	Cogent Communications Holdings, Inc.	2,300		120
Cornerstone OnDemand, Inc. (Æ)	2,300	113	Consolidated Edison, Inc.	1,708		130
Corning, Inc.	1,152	37	Dominion Energy, Inc.	983		70
Dell Technologies, Inc. Class V(Æ)	490	44	DTE Energy Co.	731		82
DXC Technology Co.	12,256	893	Duke Energy Corp.	948		78
F5 Networks, Inc. (Æ)	890	156	Edison International	9,187		636
Facebook, Inc. Class A(Æ)	13,596	2,063	Frontier Communications Corp.	879		4
FireEye, Inc. (Æ)	7,900	146	Hawaiian Electric Industries, Inc.	1,793		67
Fortinet, Inc. (Æ)	1,400	115	NextEra Energy, Inc.	1,078		186
Hewlett Packard Enterprise Co.(Û)	64,888	989	NRG Energy, Inc. (Û)	5,900		214
HP, Inc. (Æ)(Û)	29,379	710	PG&E Corp. (Æ)	4,980		234
Imperva, Inc. (Æ)	821	45	Public Service Enterprise Group, Inc.	1,039		56
Insight Enterprises, Inc. (Æ)	1,000	52	Southern Co. (The)	2,201		99
Intel Corp.	9,299	436	T-Mobile US, Inc. (Æ)	1,259		86
International Business Machines Corp.	649	75	US Cellular Corp. (Æ)	500		24
Jabil Circuit, Inc.	7,200	178	Verizon Communications, Inc.	5,025		287
Juniper Networks, Inc. (Û)	10,910	319	WEC Energy Group, Inc. (Æ)	704		48
KLA-Tencor Corp.	10,709	980	Xcel Energy, Inc.	1,120		55
Marvell Technology Group, Ltd.	64,085	1,051				3,301
Micro Focus International PLC - ADR	627	10

Microsoft Corp. (Û)	21,635	2,310	Total Common Stocks
NetApp, Inc.	3,955	311
NetScout Systems, Inc. (Æ)	3,100	78	(cost $110,080)			121,740
NVIDIA Corp.	3,090	652
Oracle Corp.	12,777	624	Short-Term Investments - 4.6%
Palo Alto Networks, Inc. (Æ)	1,241	227	U. S. Cash Management Fund(@)	5,433,150	(8)	5,433
Perspecta, Inc.	196	5	Total Short-Term Investments
QUALCOMM, Inc.	16,063	1,010	(cost $5,433)			5,433
Resideo Technologies, Inc. (Æ)	82	2

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 53

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
					(1,153)
Other Securities - 0.3%			Health Care - (0.9)%
U. S. Cash Collateral Fund(×)(@)	316,916 (8)	317	Acadia Pharmaceuticals, Inc. (Æ)	(800)	(16)
Total Other Securities			Acceleron Pharma, Inc. (Æ)	(300)	(15)
(cost $317)		317	AnaptysBio, Inc. (Æ)	(200)	(15)
			Arena Pharmaceuticals, Inc. (Æ)	(300)	(11)
Total Investments 107.6%			Bio-Techne Corp. (Æ)	(300)	(50)
(identified cost $115,830)		127,490	Brookdale Senior Living, Inc. Class A(Æ)	(5,500)	(49)
Securities Sold Short - (7.3)%			Cambrex Corp. (Æ)	(1,700)	(91)
Consumer Discretionary - (1.9)%
American Axle & Manufacturing Holdings,			Exact Sciences Corp. (Æ)	(100)	(7)
Inc. (Æ)	(8,600)	(130)	Immunomedics, Inc. (Æ)	(500)	(11)
Caesars Entertainment Corp. (Æ)	(1,600)	(14)	IQVIA Holdings, Inc. (Æ)	(1,170)	(144)
Coty, Inc. Class A	(13,900)	(147)	LHC Group, Inc. (Æ)	(400)	(37)
DISH Network Corp. Class A(Æ)	(4,800)	(148)	Madrigal Pharmaceuticals, Inc. (Æ)	(100)	(19)
Eldorado Resorts, Inc. (Æ)	(3,800)	(139)	Medicines Co. (The)(Æ)	(400)	(9)
Fox Factory Holding Corp. (Æ)	(1,800)	(97)	MyoKardia, Inc. (Æ)	(300)	(16)
Gentex Corp.	(7,200)	(152)	Neogen Corp. (Æ)	(1,300)	(79)
Hanesbrands, Inc.	(8,700)	(149)	Prestige Brands Holdings, Inc. (Æ)	(4,100)	(148)
Harley-Davidson, Inc.	(3,800)	(145)	Repligen Corp. (Æ)	(2,390)	(130)
LCI Industries	(2,000)	(139)	Sage Therapeutics, Inc. (Æ)	(200)	(26)
Liberty Media Corp. Class A(Æ)	(3,200)	(101)	Spectrum Pharmaceuticals, Inc. (Æ)	(4,300)	(51)
Mattel, Inc. (Æ)	(10,200)	(139)	Syneos Health, Inc. (Æ)	(1,200)	(55)
Meredith Corp.	(3,300)	(170)	Teladoc Health, Inc. (Æ)	(1,400)	(97)
Monro Muffler Brake, Inc.	(800)	(60)			(1,076)
Nexstar Media Group, Inc. Class A	(1,700)	(127)	Materials and Processing - (0.8)%
Tempur Sealy International, Inc. (Æ)	(900)	(42)	Beacon Roofing Supply, Inc. (Æ)	(5,080)	(142)
Tesla, Inc. (Æ)	(600)	(202)	Cleveland-Cliffs, Inc. (Æ)	(800)	(9)
TRI Pointe Group, Inc. (Æ)	(12,100)	(144)	Compass Minerals International, Inc.	(1,200)	(58)
		(2,245)	DowDuPont, Inc.	(2,400)	(129)
Consumer Staples - (0.1)%			JELD-WEN Holding, Inc. (Æ)	(8,900)	(145)
Keurig Dr Pepper, Inc.	(6,900)	(179)	Sherwin-Williams Co. (The)	(500)	(197)
			Simpson Manufacturing Co. , Inc.	(1,600)	(91)
Energy - (0.3)%			Summit Materials, Inc. Class A(Æ)	(9,800)	(132)
EQT Corp.	(4,400)	(149)
					(903)
SemGroup Corp. Class A	(5,700)	(105)	Producer Durables - (0.5)%
SRC Energy, Inc. (Æ)	(6,500)	(46)	GATX Corp.	(600)	(45)
		(300)	Healthcare Services Group, Inc.	(3,510)	(143)
Financial Services - (1.0)%			John Bean Technologies Corp.	(1,370)	(142)
Annaly Capital Management, Inc. (ö)	(9,300)	(92)	Knight-Swift Transportation Holdings, Inc.
Apollo Commercial Real Estate Finance,			(Æ)	(5,000)	(160)
Inc. (ö)	(8,600)	(161)	Nordson Corp.	(1,200)	(147)
BGC Partners, Inc. Class A	(2,000)	(21)
					(637)
First Data Corp. Class A(Æ)	(2,100)	(39)	Technology - (1.4)%
Invitation Homes, Inc. (ö)	(600)	(13)	Analog Devices, Inc.	(1,800)	(151)
LendingTree, Inc. (Æ)	(300)	(61)	Cars. com, Inc. (Æ)	(5,300)	(138)
New Residential Investment Corp. (ö)	(8,300)	(148)	Cognex Corp.	(2,900)	(124)
Sabra Health Care REIT, Inc. (ö)	(7,300)	(158)	Coherent, Inc. (Æ)	(1,180)	(145)
Sterling Bancorp	(7,800)	(140)	Ebix, Inc.	(1,200)	(69)
Tanger Factory Outlet Centers, Inc. (ö)	(6,900)	(154)	Envestnet, Inc. (Æ)	(1,400)	(73)
Virtu Financial, Inc. Class A	(7,000)	(166)

See accompanying notes which are an integral part of the financial statements.

54 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — October 31, 2018

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Gartner, Inc. (Æ)	(1,300)	(192)
	GrubHub, Inc. (Æ)	(500)	(46)
	IPG Photonics Corp. (Æ)	(930)	(124)
	LogMeIn, Inc.	(1,830)	(158)
	Match Group, Inc. (Æ)	(1,400)	(72)
	RealPage, Inc. (Æ)	(2,200)	(117)
	SS&C Technologies Holdings, Inc.	(3,000)	(153)
	Switch, Inc. Class A	(13,000)	(115)
	ViaSat, Inc. (Æ)	(600)	(38)
			(1,715)
	Utilities - (0.4)%
	CenturyLink, Inc.	(9,000)	(186)
	Extraction Oil & Gas, Inc. (Æ)	(14,500)	(116)
	Pattern Energy Group, Inc. Class A	(7,600)	(136)
			(438)

	Total Securities Sold Short
	(proceeds $8,812)		(8,646)

	Other Assets and Liabilities, Net
-	(0.3%)		(347)
	Net Assets - 100.0%		118,497

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 55

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	25	USD	3,389	12/18	(244)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(244)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$21,121	$—	$—	$—	$21,121	17.8
Consumer Staples	2,615	—	—	—	2,615	2.2
Energy	9,103	—	—	—	9,103	7.7
Financial Services	26,250	—	—	—	26,250	22.2
Health Care	13,207	—	—	—	13,207	11.1
Materials and Processing	3,155	—	—	—	3,155	2.7
Producer Durables	12,852	—	—	—	12,852	10.8
Technology	30,136	—	—	—	30,136	25.4
Utilities	3,301	—	—	—	3,301	2.8
Short-Term Investments	—	—	—	5,433	5,433	4.6
Other Securities	—	—	—	317	317	0.3
Total Investments	121,740	—	—	5,750	127,490	107.6
Securities Sold Short*	(8,646)	—	—	—	(8,646)	(7.3)
Other Assets and Liabilities, Net						(0.3)
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(244)	—	—	—	(244)	(0.2)
Total Other Financial Instruments**	$(244)	$—	$—	$—	$(244)

* Refer to Schedule of Investments for detailed sector breakout.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

56 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$244

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$534

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(245)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 57

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$316	$—	$316
Total Financial and Derivative Assets		316	—	316
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$316	$—	$316

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Citigroup	316	$—	$316	$—
Total	$316	$—	$316	$—

See accompanying notes which are an integral part of the financial statements.

58 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Short Sales	Securities sold short, at market value	$8,646	$—	$8,646
Total Financial and Derivative Liabilities		8,646	—	8,646
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$8,646	$—	$8,646

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	8,646	$—	$8,646	$—
Total	$8,646	$—	$8,646	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 59

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$115,830
Investments, at fair value(*)(>)	127,490
Receivables:
Dividends and interest	69
Dividends from affiliated funds	11
Investments sold	501
Fund shares sold	5
Variation margin on futures contracts	182
Total assets	128,258

Liabilities
Payables:
Investments purchased	563
Fund shares redeemed	60
Accrued fees to affiliates	98
Other accrued expenses	77
Securities sold short, at fair value(‡)	8,646
Payable upon return of securities loaned	317
Total liabilities	9,761

Net Assets	$118,497

See accompanying notes which are an integral part of the financial statements.

60 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$37,112
Shares of beneficial interest	137
Additional paid-in capital	81,248
Net Assets	$118,497

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.06
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.55
Class A — Net assets	$1,962,845
Class A — Shares outstanding ($. 01 par value)	243,487
Net asset value per share: Class C(#)	$5.96
Class C — Net assets	$5,294,119
Class C — Shares outstanding ($. 01 par value)	888,850
Net asset value per share: Class E(#)	$8.09
Class E — Net assets	$373,554
Class E — Shares outstanding ($. 01 par value)	46,177
Net asset value per share: Class S(#)	$8.68
Class S — Net assets	$17,319,295
Class S — Shares outstanding ($. 01 par value)	1,996,141
Net asset value per share: Class Y(#)	$8.85
Class Y — Net assets	$93,547,091
Class Y — Shares outstanding ($. 01 par value)	10,565,385
Amounts in thousands
(*) Securities on loan included in investments	$316
(‡) Proceeds on securities sold short	$8,812
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$5,750

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 61

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$2,532
Dividends from affiliated funds	81
Interest	1
Securities lending income (net)	5
Total investment income	2,619

Expenses
Advisory fees	1,143
Administrative fees	69
Custodian fees	101
Distribution fees - Class A	6
Distribution fees - Class C	50
Transfer agent fees - Class A	5
Transfer agent fees - Class C	13
Transfer agent fees - Class E	1
Transfer agent fees - Class S	45
Transfer agent fees - Class Y	5
Professional fees	67
Registration fees	56
Shareholder servicing fees - Class C	17
Shareholder servicing fees - Class E	1
Trustees’ fees	4
Printing fees	5
Dividends from securities sold short	75
Interest expense paid on securities sold short	35
Miscellaneous	21
Expenses before reductions	1,719
Expense reductions	(15)
Net expenses	1,704
Net investment income (loss)	915

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	27,857
Futures contracts	534
Securities sold short	(402)
Net realized gain (loss)	27,989
Net change in unrealized appreciation (depreciation) on:
Investments	(23,850)
Futures contracts	(245)
Securities sold short	(60)
Net change in unrealized appreciation (depreciation)	(24,155)
Net realized and unrealized gain (loss)	3,834
Net Increase (Decrease) in Net Assets from Operations	$4,749

See accompanying notes which are an integral part of the financial statements.

62 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$915	$1,620
Net realized gain (loss)	27,989	92,367
Net change in unrealized appreciation (depreciation)	(24,155)	(10,389)
Net increase (decrease) in net assets from operations	4,749	83,598

Distributions (i)
To shareholders
Class A	(816)	(95)
Class C	(2,839)	(468)
Class E	(112)	(17)
Class I(1)	—	(571)
Class S	(7,819)	(1,002)
Class Y	(32,441)	(19,369)
Net decrease in net assets from distributions	(44,027)	(21,522)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,657)	(362,332)
Total Net Increase (Decrease) in Net Assets	(43,935)	(300,256)

Net Assets
Beginning of period	162,432	462,688
End of period (ii)	$118,497	$162,432

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, I, S and Y were $4, $–, $1, $33, $94 and $1,452, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, I, S and Y were $91, $468, $16, $538, $908 and $17,917, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $2. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 63

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	77	$676	80	$817
Proceeds from reinvestment of distributions	94	786	9	90
Payments for shares redeemed	(167)	(1,431)	(38)	(397)
Net increase (decrease)	4	31	51	510
Class C
Proceeds from shares sold	48	324	270	2,232
Proceeds from reinvestment of distributions	451	2,794	57	457
Payments for shares redeemed	(543)	(3,685)	(367)	(3,088)
Net increase (decrease)	(44)	(567)	(40)	(399)
Class E
Proceeds from shares sold	1	5	2	18
Proceeds from reinvestment of distributions	13	112	2	17
Payments for shares redeemed	(2)	(20)	(5)	(45)
Net increase (decrease)	12	97	(1)	(10)
Class I(1)
Proceeds from shares sold	—	—	7	75
Proceeds from reinvestment of distributions	—	—	51	534
Payments for shares redeemed	—	—	(1,275)	(14,082)
Net increase (decrease)	—	—	(1,217)	(13,473)
Class S
Proceeds from shares sold	202	1,934	1,309	14,262
Proceeds from reinvestment of distributions	847	7,619	93	969
Payments for shares redeemed	(1,676)	(16,245)	(806)	(8,782)
Net increase (decrease)	(627)	(6,692)	596	6,449
Class Y
Proceeds from shares sold	165	1,506	331	3,644
Proceeds from reinvestment of distributions	3,537	32,441	1,842	19,369
Payments for shares redeemed	(3,173)	(31,473)	(34,521)	(378,422)
Net increase (decrease)	529	2,474	(32,348)	(355,409)
Total increase (decrease)	(126)	$(4,657)	(32,959)	$(362,332)

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification) .

See accompanying notes which are an integral part of the financial statements.

64 U.S. Dynamic Equity Fund

(This page intentionally left blank)

Russell Investment Company
U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	11.17	. 03	. 20	. 23	(. 04)	(3.30)
October 31, 2017	9.32	. 01	2.33	2.34	(. 02)	(. 47)
October 31, 2016	10.76	. 03	. 11	. 14	(. 05)	(1.53)
October 31, 2015	12.12	—(f)	. 53	. 53	—(f)	(1.89)
October 31, 2014	12.08	(. 03)	1.53	1.50	—(f)	(1.46)

Class C
October 31, 2018	9.11	(. 03)	. 19	. 16	(. 01)	(3.30)
October 31, 2017	7.72	(. 05)	1.91	1.86	—	(. 47)
October 31, 2016	9.21	(. 03)	. 08	. 05	(.01)	(1.53)
October 31, 2015	10.70	(. 07)	. 47	. 40	—	(1.89)
October 31, 2014	10.90	(. 10)	1.36	1.26	—	(1.46)

Class E
October 31, 2018	11.20	. 03	. 21	. 24	(. 05)	(3.30)
October 31, 2017	9.34	. 01	2.34	2.35	(.02)	(. 47)
October 31, 2016	10.78	. 03	. 11	. 14	(. 05)	(1.53)
October 31, 2015	12.14	—(f)	. 53	. 53	—(f)	(1.89)
October 31, 2014	12.10	(. 02)	1.52	1.50	—	(1.46)

Class S
October 31, 2018	11.78	. 06	. 21	. 27	(. 07)	(3.30)
October 31, 2017	9.79	. 04	2.46	2.50	(. 04)	(. 47)
October 31, 2016	11.22	. 06	. 11	. 17	(. 07)	(1.53)
October 31, 2015	12.55	. 02	. 56	. 58	(. 02)	(1.89)
October 31, 2014	12.45	. 01	1.57	1.58	(. 02)	(1.46)

Class Y
October 31, 2018	11.95	. 07	. 21	. 28	(. 08)	(3.30)
October 31, 2017	9.94	. 06	2.48	2.54	(. 06)	(. 47)
October 31, 2016	11.36	. 08	. 12	. 20	(. 09)	(1.53)
October 31, 2015	12.69	. 05	. 56	. 61	(. 05)	(1.89)
October 31, 2014	12.56	. 03	1.59	1.62	(. 03)	(1.46)

See accompanying notes which are an integral part of the financial statements.

66 U.S. Dynamic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross	Net(d)(g)	Net Assets(d)	Turnover Rate(k)
(3.34)	8.06	1.12	1,963	1.56	1.54	. 29	137
(. 49)	11.17	25.79	2,673	1.52	1.52	. 10	113
(1.58)	9.32	2.10	1,757	1.55	1.55	. 35	118
(1.89)	10.76	4.58	2,349	1.50	1.50	(. 04)	142
(1.46)	12.12	13.40	1,994	1.52	1.52	(. 22)	146

(3.31)	5.96	. 45	5,294	2.31	2.29	(. 46)	137
(. 47)	9.11	24.83	8,496	2.27	2.27	(. 63)	113
(1.54)	7.72	1.41	7,509	2.30	2.30	(. 40)	118
(1.89)	9.21	3.81	10,862	2.25	2.25	(. 79)	142
(1.46)	10.70	12.66	11,644	2.27	2.27	(. 96)	146

(3.35)	8.09	1.17	374	1.56	1.54	. 29	137
(. 49)	11.20	25.83	384	1.52	1.52	. 11	113
(1.58)	9.34	2.10	328	1.55	1.55	. 33	118
(1.89)	10.78	4.52	321	1.50	1.50	(. 02)	142
(1.46)	12.14	13.46	1,893	1.52	1.52	(. 19)	146

(3.37)	8.68	1.46	17,319	1.31	1.25	. 58	137
(. 51)	11.78	26.23	30,893	1.26	1.24	. 38	113
(1.60)	9.79	2.34	19,856	1.30	1.30	. 61	118
(1.91)	11.22	4.88	32,114	1.25	1.25	. 21	142
(1.48)	12.55	13.68	50,903	1.27	1.27	. 05	146

(3.38)	8.85	1.57	93,547	1.11	1.11	. 73	137
(. 53)	11.95	26.37	119,986	1.07	1.07	. 59	113
(1.62)	9.94	2.63	421,094	1.10	1.10	. 79	118
(1.94)	11.36	5.06	521,326	1.05	1.05	. 41	142
(1.49)	12.69	13.99	629,285	1.07	1.07	. 23	146

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 67

Russell Investment Company
U.S. Dynamic Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$83,930
Administration fees	5,049
Distribution fees	3,947
Shareholder servicing fees	1,261
Transfer agent fees	3,078
Trustee fees	877
$98,142

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$1,522	$35,461	$36,666	$—	$—	$317	$21	$—
U. S. Cash Management Fund	3,725	77,214	75,506		—	5,433	81	—
	$5,247	$112,675	$112,172	$—	$—	$5,750	$102	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$109,159,396
Unrealized Appreciation	$16,097,098
Unrealized Depreciation	(6,412,434)
Net Unrealized Appreciation (Depreciation)	$9,684,664
Undistributed Ordinary Income	$5,977,976
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$21,449,598
Tax Composition of Distributions
Ordinary Income	$25,357,572
Long-Term Capital Gains	$18,669,485

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(29)
Additional paid-in capital	29

See accompanying notes which are an integral part of the financial statements.

68 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

U. S. Strategic Equity Fund - Class A‡			U. S. Strategic Equity Fund - Class Y‡‡‡
	Total			Total
	Return			Return
1 Year	(2.40)%		1 Year	3.88%
5 Years	7.95	%§	5 Years	9.52	%§
Inception*	10.76	%§	Inception*	12.10	%§

U. S. Strategic Equity Fund - Class C			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	2.80%		1 Year	6.98%
5 Years	8.41	%§	5 Years	11.05	%§
Inception*	10.98	%§	Inception*	13.61	%§

U. S. Strategic Equity Fund - Class E
	Total
	Return
1 Year	3.57%
5 Years	9.23	%§
Inception*	11.82	%§

U. S. Strategic Equity Fund - Class M‡‡
	Total
	Return
1 Year	3.94%
5 Years	9.56	%§
Inception*	12.13	%§

U. S. Strategic Equity Fund - Class S
	Total
	Return
1 Year	3.91%
5 Years	9.52	%§
Inception*	12.10	%§

U.S. Strategic Equity Fund 69

Russell Investment Company
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The U. S. Strategic Equity Fund (the “Fund”) employs a multi-	posted strong quarterly earnings results boosted by lower
manager approach whereby portions of the Fund are allocated to	corporate tax rates. However, investor sentiment rotated heavily
different money manager strategies. Fund assets not allocated to	toward value and low volatility stocks during October 2018 as
money managers are managed by Russell Investment Management,	the U. S. equity market declined substantially amid concerns over
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	rising interest rates, trade wars, and decelerating global growth.
of the Fund’s assets among money managers at any time. An	During this sell off period, the best performing sectors were areas
exemptive order from the Securities and Exchange Commission	traditionally considered to be defensive such as real estate and
(“SEC”) permits RIM to engage or terminate a money manager	consumer staples.
at any time, subject to approval by the Fund’s Board, without a
shareholder vote. Pursuant to the terms of the exemptive order,	How did the investment strategies and techniques employed
the Fund is required to notify its shareholders within 90 days of	by the Fund and its money managers affect its benchmark
when a money manager begins providing services. As of October	relative performance?
31, 2018, the Fund had four money managers.	Over the period, the Fund maintained exposure to moderately
priced securities with positive price momentum as well as
What is the Fund’s investment objective?	companies with higher quality characteristics such as lower
The Fund seeks to provide long term capital growth.	financial leverage. Additionally, the Fund was tilted away from

How did the Fund perform relative to its benchmark for the	the largest market capitalization stocks due to valuation concerns.
fiscal year ended October 31, 2018?	Overall, the Fund’s factor tilts provided mixed results as a tilt toward stocks with positive price momentum and tilt away from
For the fiscal year ended October 31, 2018, the Fund’s Class A,	stocks with the highest financial leverage contributed positively.
Class C, Class E, Class M, Class S and Class Y Shares gained	However, the Fund’s underweight to the most expensive, largest
3.59%, 2.80%, 3.57%, 3.94%, 3.91% and 3.88%, respectively.	market capitalization stocks detracted from benchmark-relative
This is compared to the Fund’s benchmark, the Russell 1000®	performance.
Index, which gained 6.98% during the same period. The Fund’s
performance includes operating expenses, whereas index returns	From a sector standpoint, the Fund was positioned toward more
are unmanaged and do not include expenses of any kind. For	pro-cyclical areas of the market which are expected to benefit
Share Classes with inception dates after November 1, 2017,	from a healthy domestic consumer, expansionary fiscal policy,
annual returns reflect the returns of other Share Classes of the	and the normalization of monetary policy, such as the consumer
Fund for the period prior to inception. Please refer to the footnotes	discretionary, financials, industrials and energy sectors, while
at the end of the Portfolio Management Discussion and Analysis,	avoiding bond proxies. While the net impact of the overweights
as applicable.	detracted over the period, the Fund’s underweights to the real estate and utilities sectors were additive.
For the fiscal year ended October 31, 2018, the Morningstar®
Large Blend Category, a group of funds that Morningstar considers	Stock selection by the Fund’s money managers was the primary
to have investment strategies similar to those of the Fund, gained	negative contributor to benchmark relative performance during
5.26%. This result serves as a peer comparison and is expressed	the period, led by underperforming holdings within the consumer
net of operating expenses.	discretionary, industrials, and consumer staples sectors.
RIM may assign a money manager a specific style or	The Fund employs discretionary and non-discretionary money
capitalization benchmark other than the Fund’s index. However,	managers. The Fund’s discretionary money managers select the
the Fund’s primary index remains the benchmark for the Fund	individual portfolio securities for the assets assigned to them.
and is representative of the aggregate of each money manager’s	The Fund’s non-discretionary money managers provide a model
benchmark index.	portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
How did market conditions affect the Fund’s performance?	Fund. RIM manages assets not allocated to money manager
The fiscal year ended October 31, 2018 saw the Fund underperform	strategies and the Fund’s cash balances.
the Russell 1000® Index and the Morningstar® Large Blend peer	With respect to certain of the Fund’s money managers, Jacobs
group. During the last two months of 2017 through the end of	Levy Equity Management, Inc. (“Jacobs Levy”) was the best
September 2018, the U. S. equity market produced strong absolute	performing manager for the period and slightly underperformed
returns. The rally was led by growth stocks with high price	the Russell 1000® Index. Factor exposures were mixed, including
momentum and lower levels of financial leverage, particularly	a tilt toward stocks with high earnings variability detracting while
within the health care and technology sectors, as U. S. companies	a tilt toward stocks with positive price momentum was beneficial.

70 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Jacobs Levy’s overweights to the financials and energy sectors	During the period, RIM partially equitized the Fund’s cash using
detracted from benchmark-relative performance. Stock selection	index futures contracts to provide the Fund with greater market
within the information technology sector was rewarded although	exposure. This had a positive impact on the Fund’s absolute
selection within the industrials sector was not additive.	performance.

Suffolk Capital Management, LLC (“Suffolk”) was the worst	Describe any changes to the Fund’s structure or the money
performing manager for the period and underperformed the	manager line-up.
Russell 1000® Growth Index. Suffolk’s tilt toward stocks with high	In June 2018, AJO, LP, William Blair Investment Management,
earnings variability was not rewarded. Sector allocation decisions	LLC and Barrow, Hanley, Mewhinney & Strauss, LLC were
detracted, including overweights to the industrials and financials	terminated, and HS Management Partners, LLC was hired. These
sectors. Stock selection was the primary negative contributor	changes were made in order to increase concentration and the
to performance over the period as underperforming holdings	diversification of potential excess return sources within the Fund.
within the consumer discretionary, health care and information
technology sectors held back relative performance.	Money Managers as of October 31,
During the period, RIM utilized a positioning strategy to control	2018	Styles
Fund-level exposures and risks through the purchase of a stock	Brandywine Global Investment Management,
portfolio. Using the output from a quantitative model, the strategy	LLC	Value
seeks to position the portfolio to meet RIM’s overall preferred	HS Management Partners, LLC	Growth
	Jacobs Levy Equity Management	Market Oriented
positioning with respect to Fund exposures along factor and	Suffolk Capital Management LLC	Growth
industry dimensions.	The views expressed in this report reflect those of the
The Fund’s active positioning strategy provided exposure to	portfolio managers only through the end of the period
RIM’s strategic equity beliefs associated with value, momentum,	covered by the report. These views do not necessarily
quality, and low volatility factors. During the fiscal year, the	represent the views of RIM, or any other person in RIM or
strategy slightly underperformed the Russell 1000® Index as	any other affiliated organization. These views are subject to
both value and low volatility factors lagged in the U. S. equity	change at any time based upon market conditions or other
market. The impact of momentum and quality positioning was	events, and RIM disclaims any responsibility to update the
beneficial as both positive price momentum and lower levels of	views contained herein. These views should not be relied on
financial leverage outperformed. From a sector perspective, the	as investment advice and, because investment decisions for
positioning strategy’s overweight to the financials sector detracted	a Russell Investment Company (“RIC”) Fund are based on
while underweights to the real estate and consumer staples sectors	numerous factors, should not be relied on as an indication
contributed positively to performance.	of investment decisions of any RIC Fund.

U.S. Strategic Equity Fund 71

Russell Investment Company
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on August 6, 2012.

** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

‡‡‡ The Fund’s performance inception date for Class Y Shares was July 30, 2018. The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

72 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$991.70	$1,019.81
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.37	$5.45

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$986.90	$1,015.98
	Expenses Paid During Period*	$9.16	$9.30
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.83%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$991.00	$1,019.76
of other funds.	Expenses Paid During Period*	$5.42	$5.50

* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Strategic Equity Fund 73

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$993.40	$1,021.53
Expenses Paid During Period*	$3.67	$3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$992.90	$1,021.02
Expenses Paid During Period*	$4.17	$4.23

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
July 31, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$947.30	$1,022.08
Expenses Paid During Period*	$1.54	$3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.62%
(representing the 93-day period annualized), multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.62% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

74 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 104.0%			Consumer Staples - 7.4%
Consumer Discretionary - 19.1%			Altria Group, Inc.	52,866	3,438
Aaron's, Inc. Class A(Û)	71,747	3,381	Anheuser-Busch InBev SA - ADR	222,535	16,463
Amazon. com, Inc. (Æ)(Û)	46,142	73,735	Archer-Daniels-Midland Co.(Û)	251,960	11,905
Best Buy Co. , Inc.	97,700	6,855	Brown-Forman Corp. Class B - ADR	30,600	1,418
Brunswick Corp.	57,272	2,978	Bunge, Ltd.	20,000	1,236
Burlington Stores, Inc. (Æ)	12,950	2,221	Coca-Cola Co. (The)	630,473	30,187
Carnival Corp.	73,481	4,118	Colgate-Palmolive Co.(Û)	22,600	1,346
Chipotle Mexican Grill, Inc. Class A(Æ)	7,290	3,356	ConAgra Foods, Inc.(Û)	105,100	3,742
Comcast Corp. Class A	936,796	35,729	Constellation Brands, Inc. Class A	13,574	2,704
Cooper-Standard Holdings, Inc. (Æ)	5,907	547	CVS Health Corp.	136,110	9,853
Costco Wholesale Corp.(Û)	41,290	9,440	Flowers Foods, Inc.	100,700	1,944
Darden Restaurants, Inc.	53,358	5,685	Heineken NV - ADR(Å)	184,134	8,304
Dave & Buster's Entertainment, Inc.	20,100	1,197	Ingredion, Inc.	40,666	4,115
Diageo PLC - ADR	87,271	12,057	JM Smucker Co. (The)	58,813	6,371
Domino's Pizza, Inc.	20,500	5,510	Kellogg Co.	258,350	16,917
DR Horton, Inc.	193,582	6,961	Kraft Heinz Co. (The)	222,927	12,254
Dunkin' Brands Group, Inc.	88,925	6,452	Medifast, Inc.	1,400	296
eBay, Inc. (Æ)	731,257	21,228	Molson Coors Brewing Co. Class B	147,624	9,448
Ford Motor Co.(Û)	945,300	9,028	Mondelez International, Inc. Class A	71,880	3,017
Fortune Brands Home & Security, Inc.	30,400	1,363	Monster Beverage Corp. (Æ)	33,000	1,744
General Motors Co.(Û)	822,478	30,094	Nestle SA - ADR	310,996	26,211
Hilton Worldwide Holdings, Inc.(Û)	93,130	6,628	Nu Skin Enterprises, Inc. Class A	4,300	302
Home Depot, Inc. (The)	68,557	12,058	PepsiCo, Inc.(Û)	44,480	4,999
International Game Technology PLC	58,100	1,078	Philip Morris International, Inc.	14,000	1,233
Jack in the Box, Inc.	4,000	316	Post Holdings, Inc. (Æ)	13,400	1,185
Lions Gate Entertainment Corp. Class A	365,812	7,009	Procter & Gamble Co. (The)	91,178	8,086
LKQ Corp. (Æ)	77,300	2,108	Seaboard Corp.	401	1,550
LVMH Moet Hennessy Louis Vuitton SE			TreeHouse Foods, Inc. (Æ)	31,500	1,435
- ADR	126,061	7,636	Tyson Foods, Inc. Class A	112,641	6,749
Madison Square Garden Co. (The) Class			USANA Health Sciences, Inc. (Æ)	1,670	195
A(Æ)(Û)	18,367	5,081	Walgreens Boots Alliance, Inc.	55,800	4,451
Magna International, Inc. Class A	165,174	8,133			203,098
Marriott International, Inc. Class A	190,966	22,322

McDonald's Corp.	133,903	23,687	Energy - 6.7%
Mohawk Industries, Inc. (Æ)	32,951	4,110	Anadarko Petroleum Corp.	182,643	9,717
Netflix, Inc. (Æ)	45,609	13,764	BP PLC - ADR	358,729	15,558
News Corp. Class A(Û)	178,312	2,352	Canadian Natural Resources, Ltd.	501,407	13,698
Norwegian Cruise Line Holdings, Ltd. (Æ)	166,855	7,353	Chevron Corp.	66,420	7,416
PVH Corp.	95,767	11,568	Concho Resources, Inc. (Æ)	12,480	1,736
Royal Caribbean Cruises, Ltd.	105,439	11,043	ConocoPhillips(Û)	259,441	18,135
Scientific Games Corp. Class A(Æ)	18,100	403	Devon Energy Corp.	277,602	8,994
Starbucks Corp.	235,261	13,709	Diamondback Energy, Inc.	11,800	1,326
Tapestry, Inc.(Û)	279,223	11,814	Energen Corp. (Æ)	36,539	2,630
Tenneco, Inc. Class A	6,000	207	EOG Resources, Inc.	147,236	15,510
Tiffany & Co.	84,203	9,372	Exxon Mobil Corp.	140,643	11,206
Tupperware Brands Corp.	108,910	3,823	Halliburton Co.	165,858	5,752
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	55,771	15,310	HollyFrontier Corp.	42,659	2,877
VF Corp.(Û)	8,504	705	Kinder Morgan, Inc.	270,187	4,599
Visteon Corp. (Æ)	34,420	2,720	Marathon Petroleum Corp.(Û)	153,308	10,800
Wal-Mart Stores, Inc.	273,521	27,429	National Oilwell Varco, Inc.	147,500	5,428
Walt Disney Co. (The)	270,302	31,039	Occidental Petroleum Corp.	95,700	6,419
Williams-Sonoma, Inc.	256,985	15,260	Oceaneering International, Inc. (Æ)	134,074	2,539
Yum China Holdings, Inc.	18,698	675	PBF Energy, Inc. Class A	48,690	2,038
Yum! Brands, Inc.(Û)	8,200	741	Phillips 66(Û)	105,227	10,819
		521,388	Pioneer Natural Resources Co.(Û)	21,130	3,112
			Schlumberger, Ltd.	191,722	9,837

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 75

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Valero Energy Corp.	139,137	12,674	M&T Bank Corp.	54,630	9,036
		182,820	MasterCard, Inc. Class A(Û)	169,542	33,513
			MetLife, Inc.	51,676	2,128
Financial Services - 18.4%			Morgan Stanley	62,500	2,854
Aflac, Inc.	39,400	1,697	MSCI, Inc. Class A	11,000	1,654
AGNC Investment Corp. (Æ)	125,400	2,237	Nasdaq, Inc.	21,700	1,882
Alliance Data Systems Corp.	12,630	2,604	New York Community Bancorp, Inc.	148,600	1,424
Allstate Corp. (The)	77,550	7,423	Northern Trust Corp.	94,525	8,892
American Express Co.	38,400	3,945	OneMain Holdings, Inc. (Æ)	147,696	4,212
American International Group, Inc.	89,800	3,708	Paramount Group, Inc. (ö)	141,272	2,019
Ameriprise Financial, Inc.	20,600	2,621	Park Hotels & Resorts, Inc. (ö)	83,800	2,436
Annaly Capital Management, Inc. (ö)	210,800	2,081	PayPal Holdings, Inc. (Æ)	70,773	5,958
Axis Capital Holdings, Ltd.	22,844	1,274	PNC Financial Services Group, Inc. (The)	20,000	2,570
Banco Santander SA - ADR	850,535	4,066	Popular, Inc.	5,300	276
Bank of America Corp.	776,606	21,357	Primerica, Inc.	11,500	1,262
Bank of New York Mellon Corp. (The)	45,500	2,153	ProAssurance Corp.	9,327	410
Banner Corp.	19,372	1,120	Progressive Corp. (The)	183,344	12,779
Berkshire Hathaway, Inc. Class B(Æ)	129,262	26,535	Prudential Financial, Inc.(Û)	47,067	4,414
Blackstone Group, LP (The)	805,166	26,055	Raymond James Financial, Inc.(Û)	69,940	5,364
BNP Paribas - ADR	218,832	5,687	Rayonier, Inc. (Û)(ö)	25,400	767
Broadridge Financial Solutions, Inc.	24,385	2,852	Reinsurance Group of America, Inc. Class A	36,814	5,241
Capital One Financial Corp.	149,618	13,361	Retail Properties of America, Inc. Class A(ö)	217,015	2,663
Cboe Global Markets, Inc.	26,210	2,958	Santander Consumer USA Holdings, Inc.	340,235	6,379
CBRE Group, Inc. Class A(Æ)(Û)	38,087	1,534	SLM Corp. (Æ)	320,381	3,249
Charles Schwab Corp. (The)	381,827	17,656	Spirit Realty Capital, Inc. (ö)	68,300	534
Chubb, Ltd.	25,689	3,209	Starwood Property Trust, Inc. (ö)	150,060	3,259
Citigroup, Inc.	405,249	26,528	State Street Corp.(Û)	130,570	8,977
Citizens Financial Group, Inc.	106,700	3,985	SunTrust Banks, Inc.	105,400	6,604
Comerica, Inc.	96,925	7,905	Synchrony Financial	61,015	1,762
Commerce Bancshares, Inc.	68,674	4,368	Synovus Financial Corp.	84,260	3,165
Cullen/Frost Bankers, Inc.	25,400	2,487	T Rowe Price Group, Inc.	15,200	1,474
Discover Financial Services	20,100	1,400	TD Ameritrade Holding Corp.	20,900	1,081
Douglas Emmett, Inc. (ö)	43,600	1,578	Total System Services, Inc.	25,100	2,288
E*Trade Financial Corp.(Û)	166,800	8,243	Travelers Cos. , Inc. (The)(Û)	70,404	8,810
Equinix, Inc. (Æ)(Û)(ö)	18,282	6,924	VICI Properties, Inc. (Û)(ö)	215,404	4,651
Equity Commonwealth(Û)(ö)	82,739	2,464	Visa, Inc. Class A	54,100	7,458
Equity Residential(Û)(ö)	65,500	4,255	Voya Financial, Inc.	43,100	1,886
Evercore, Inc. Class A(Û)	7,600	621	Wells Fargo & Co.	129,906	6,915
Everest Re Group, Ltd.	11,670	2,542	WR Berkley Corp.	11,069	840
Fidelity National Information Services, Inc.	21,800	2,269			504,071
First BanCorp(Æ)	131,359	1,212
First Data Corp. Class A(Æ)	358,728	6,723	Health Care - 12.1%
First Hawaiian, Inc.	70,853	1,756	Abbott Laboratories	31,500	2,172
First Midwest Bancorp, Inc.	18,450	424	AbbVie, Inc.	78,858	6,139
FleetCor Technologies, Inc. (Æ)	16,379	3,276	Abiomed, Inc. (Æ)	10,300	3,514
Franklin Resources, Inc.	73,200	2,233	Acadia Healthcare Co. , Inc. (Æ)	46,672	1,937
Global Payments, Inc.	24,000	2,741	Aerie Pharmaceuticals, Inc. (Æ)	212,566	11,304
Goldman Sachs Group, Inc. (The)	58,514	13,187	Aetna, Inc.	15,200	3,016
Interactive Brokers Group, Inc. Class A(Û)	26,520	1,310	Agilent Technologies, Inc.	35,800	2,319
Invesco, Ltd.	314,821	6,835	Alexion Pharmaceuticals, Inc. (Æ)	11,119	1,246
Investors Bancorp, Inc.	24,300	272	Align Technology, Inc. (Æ)(Û)	29,974	6,630
Jack Henry & Associates, Inc.	25,778	3,862	Alkermes PLC(Æ)	31,700	1,294
JPMorgan Chase & Co.	252,970	27,579	Allergan PLC	79,411	12,548
KeyCorp	134,173	2,437	Allscripts Healthcare Solutions, Inc. (Æ)	207,066	2,466
KKR & Co. , Inc. Class A	641,093	15,162	AmerisourceBergen Corp. Class A	51,506	4,533
Lazard, Ltd. Class A	45,600	1,812	Anthem, Inc. (Æ)(Û)	45,170	12,447
LPL Financial Holdings, Inc.	7,500	462	Athenahealth, Inc. (Æ)	11,470	1,463

See accompanying notes which are an integral part of the financial statements.

76 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Baxter International, Inc.(Û)	45,200	2,825	Materials and Processing - 2.6%
Becton Dickinson and Co.	13,309	3,068	Air Products & Chemicals, Inc. (Û)	7,550	1,165
Bristol-Myers Squibb Co.(Û)	179,100	9,052	Ashland Global Holdings, Inc.(Û)	36,500	2,700
Cardinal Health, Inc.	58,100	2,940	Cabot Corp.	4,100	200
Celgene Corp. (Æ)	145,822	10,441	Comfort Systems USA, Inc.	15,214	814
Centene Corp. (Æ)	35,702	4,653	Crown Holdings, Inc. (Æ)	128,578	5,438
Cerner Corp. (Æ)	48,000	2,749	Domtar Corp.(Û)	35,300	1,635
Cigna Corp.	34,600	7,398	DowDuPont, Inc.	446,414	24,071
Cooper Cos. , Inc. (The)	8,900	2,299	Eastman Chemical Co.	50,000	3,917
DexCom, Inc. (Æ)	13,793	1,831	Ingersoll-Rand PLC	20,000	1,919
Edwards Lifesciences Corp. (Æ)	20,200	2,982	LyondellBasell Industries NV Class A	21,100	1,884
Eli Lilly & Co.(Û)	66,816	7,246	Nucor Corp.	50,500	2,985
Encompass Health Corp. (Æ)	29,340	1,975	Owens Corning	28,100	1,328
Exelixis, Inc. (Æ)	110,800	1,537	Reliance Steel & Aluminum Co.	22,813	1,800
Express Scripts Holding Co. (Æ)	36,500	3,539	Royal Gold, Inc.	35,800	2,743
Genomic Health, Inc. (Æ)	16,000	1,147	Sherwin-Williams Co. (The)	28,024	11,027
Gilead Sciences, Inc.	68,884	4,697	Steel Dynamics, Inc.	37,300	1,477
Halozyme Therapeutics, Inc. (Æ)	24,300	377	Stepan Co.	500	41
HCA Healthcare, Inc.	19,508	2,605	Univar, Inc. (Æ)(Û)	31,630	779
Horizon Pharma PLC(Æ)	200,751	3,656	Watsco, Inc.	7,800	1,156
Humana, Inc.(Û)	37,029	11,864	WestRock Co.	28,200	1,212
IDEXX Laboratories, Inc. (Æ)(Û)	5,070	1,075	WR Grace & Co.(Û)	29,087	1,884
Illumina, Inc. (Æ)	6,914	2,151			70,175
Incyte Corp. (Æ)	34,191	2,216
Intuitive Surgical, Inc. (Æ)(Û)	14,424	7,517	Producer Durables - 9.9%
Jazz Pharmaceuticals PLC(Æ)	18,535	2,944	3M Co.	10,263	1,953
Johnson & Johnson	84,254	11,795	Accenture PLC Class A	15,000	2,364
Laboratory Corp. of America Holdings(Æ)	12,700	2,039	AECOM(Æ)	111,866	3,260
Masimo Corp. (Æ)	5,500	636	AerCap Holdings NV(Æ)	154,052	7,715
McKesson Corp.	18,200	2,271	AGCO Corp.	86,211	4,831
MEDNAX, Inc. (Æ)	43,087	1,779	Allison Transmission Holdings, Inc. Class
Medtronic PLC	25,900	2,326	A(Û)	74,390	3,279
Merck & Co. , Inc.	73,604	5,418	American Airlines Group, Inc.	304,232	10,672
Molina Healthcare, Inc. (Æ)	17,960	2,277	Ametek, Inc.	30,900	2,073
Mylan NV(Æ)	134,541	4,204	Automatic Data Processing, Inc.	23,300	3,357
Pfizer, Inc.	199,483	8,590	Babcock & Wilcox Co. (The)(Æ)	28,700	1,678
Portola Pharmaceuticals, Inc. (Æ)	61,354	1,208	Boeing Co. (The)(Û)	59,582	21,143
Quest Diagnostics, Inc.	16,400	1,543	Booz Allen Hamilton Holding Corp. Class A	36,400	1,803
Regeneron Pharmaceuticals, Inc. (Æ)	8,244	2,797	Carlisle Cos. , Inc.	14,800	1,430
Sage Therapeutics, Inc. (Æ)	102,398	13,177	Caterpillar, Inc.	85,663	10,393
Shire PLC - ADR	22,384	4,069	Copart, Inc. (Æ)	28,000	1,369
Steris PLC	11,400	1,246	CoStar Group, Inc. (Æ)	6,900	2,494
Stryker Corp.	10,600	1,720	Crane Co.	16,900	1,471
Teleflex, Inc.	50,615	12,185	Cummins, Inc.	25,555	3,493
Thermo Fisher Scientific, Inc.	64,156	14,990	Danaher Corp.	21,390	2,126
United Therapeutics Corp. (Æ)	15,573	1,726	Deere & Co.	60,315	8,169
UnitedHealth Group, Inc.(Û)	66,940	17,495	Delta Air Lines, Inc.	362,631	19,847
Universal Health Services, Inc. Class B	17,065	2,074	Dover Corp.	23,100	1,914
Varian Medical Systems, Inc. (Æ)	32,677	3,901	Eaton Corp. PLC	50,892	3,647
Veeva Systems, Inc. Class A(Æ)	27,200	2,485	EMCOR Group, Inc.	8,645	614
Vertex Pharmaceuticals, Inc. (Æ)(Û)	72,276	12,248	Evoqua Water Technologies Corp. (Æ)	309,427	2,970
WellCare Health Plans, Inc. (Æ)	27,200	7,507	Expeditors International of Washington, Inc.
West Pharmaceutical Services, Inc.	23,300	2,468	(Û)	59,328	3,986
Zimmer Biomet Holdings, Inc.	49,491	5,622	Exponent, Inc.	19,573	988
Zoetis, Inc. Class A	36,100	3,254	FedEx Corp.	54,084	11,917
		330,862	Fluor Corp.	104,336	4,576
			Fortive Corp.	17,700	1,314

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 77

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Forward Air Corp.	10,354	621	XPO Logistics, Inc. (Æ)	116,808	10,440
Garrett Motion, Inc. (Æ)	1,819	28			271,474
General Dynamics Corp.	14,400	2,485
General Electric Co.	187,947	1,898	Technology - 25.2%
Genpact, Ltd.	81,000	2,220	Adobe Systems, Inc. (Æ)	21,300	5,235
Graco, Inc.	43,500	1,767	Alibaba Group Holding, Ltd. - ADR(Æ)	71,118	10,119
HD Supply Holdings, Inc. (Æ)	35,800	1,345	Alphabet, Inc. Class A(Æ)	22,856	24,926
HEICO Corp.	34,000	2,850	Alphabet, Inc. Class C(Æ)(Û)	64,854	69,833
Herman Miller, Inc.	3,000	99	Amdocs, Ltd.	57,015	3,607
Honeywell International, Inc.	18,190	2,634	Amphenol Corp. Class A	30,900	2,766
Hubbell, Inc. Class B	9,100	925	Anixter International, Inc. (Æ)	4,300	282
Huntington Ingalls Industries, Inc.	8,600	1,879	Ansys, Inc. (Æ)	15,700	2,348
IDEX Corp.	11,200	1,420	Apple, Inc. (Û)	424,204	92,841
Illinois Tool Works, Inc.	13,863	1,768	Applied Materials, Inc.	373,490	12,280
Insperity, Inc.	3,000	330	Arista Networks, Inc. (Æ)	6,900	1,589
Itron, Inc. (Æ)	28,300	1,476	ARRIS International PLC(Æ)(Û)	192,687	4,792
Jacobs Engineering Group, Inc.(Û)	34,900	2,621	Arrow Electronics, Inc. (Æ)	80,243	5,433
JB Hunt Transport Services, Inc.(Û)	38,460	4,254	Aspen Technology, Inc. (Æ)	50,938	4,324
Johnson Controls International PLC(Æ)	60,992	1,950	Avaya Holdings Corp. (Æ)	72,598	1,192
KBR, Inc.	54,300	1,074	Avnet, Inc.	109,338	4,381
L3 Technologies, Inc.	12,100	2,293	Box, Inc. Class A(Æ)	50,000	900
Landstar System, Inc.	50,080	5,012	Broadcom, Inc.	68,521	15,314
Lincoln Electric Holdings, Inc.	11,510	931	CA, Inc.	68,500	3,039
Lockheed Martin Corp.(Û)	25,003	7,347	Cirrus Logic, Inc. (Æ)(Û)	51,989	1,946
ManpowerGroup, Inc.(Û)	22,900	1,747	Cisco Systems, Inc.	357,455	16,354
McGraw Hill Financial, Inc.	10,400	1,896	Citrix Systems, Inc.(Û)	40,260	4,125
Moog, Inc. Class A	12,382	886	Cloudera, Inc. (Æ)	41,900	577
National Instruments Corp.	50,168	2,457	Cognex Corp.	28,900	1,238
Navistar International Corp. (Æ)	10,600	355	Cognizant Technology Solutions Corp. Class
Nordson Corp.	12,600	1,546	A	57,800	3,990
Northrop Grumman Corp.	12,500	3,274	CommScope Holding Co. , Inc. (Æ)(Û)	48,100	1,157
Old Dominion Freight Line, Inc.	7,200	939	CommVault Systems, Inc. (Æ)	18,000	1,048
Paychex, Inc.	40,300	2,639	Cornerstone OnDemand, Inc. (Æ)	38,000	1,871
Pentair PLC(Û)	13,800	554	DXC Technology Co.	163,520	11,909
Quanta Services, Inc. (Æ)(Û)	54,000	1,685	Electronic Arts, Inc. (Æ)	35,800	3,257
Raytheon Co.	20,500	3,588	F5 Networks, Inc. (Æ)	19,102	3,348
Rockwell Automation, Inc.	10,400	1,713	Facebook, Inc. Class A(Æ)	435,989	66,179
Rockwell Collins, Inc.	31,100	3,981	FireEye, Inc. (Æ)	134,400	2,485
Rollins, Inc.(Û)	92,029	5,448	Fortinet, Inc. (Æ)	45,130	3,709
Roper Technologies, Inc.	6,200	1,754	GrubHub, Inc. (Æ)	20,555	1,906
Ryder System, Inc.	53,900	2,981	Hewlett Packard Enterprise Co.	598,600	9,129
Snap-on, Inc.	14,100	2,171	HP, Inc. (Æ)(Û)	476,585	11,505
Southwest Airlines Co.	35,800	1,758	Insight Enterprises, Inc. (Æ)	16,117	833
SPX FLOW, Inc. (Æ)	3,674	126	Intel Corp.	182,298	8,546
Stanley Black & Decker, Inc.	12,100	1,410	International Business Machines Corp.	22,200	2,563
Terex Corp.	53,700	1,793	Intuit, Inc.	8,200	1,730
Textron, Inc.	125,691	6,741	IPG Photonics Corp. (Æ)	39,322	5,251
Toro Co. (The)(Û)	29,685	1,672	Jabil Circuit, Inc.	118,570	2,932
UniFirst Corp.(Û)	2,366	353	Juniper Networks, Inc.(Û)	268,400	7,856
United Continental Holdings, Inc. (Æ)	29,011	2,481	KLA-Tencor Corp.	123,397	11,296
United Rentals, Inc. (Æ)	7,700	925	Lam Research Corp.	6,700	950
United Technologies Corp.	32,877	4,084	Leidos Holdings, Inc.	26,400	1,710
Waters Corp. (Æ)	11,000	2,087	Marvell Technology Group, Ltd.	902,404	14,808
Werner Enterprises, Inc.	19,776	637	Micron Technology, Inc. (Æ)	306,085	11,546
WESCO International, Inc. (Æ)	25,500	1,280	Microsoft Corp.(Û)	807,725	86,273
			NetApp, Inc.	125,305	9,835
			NetScout Systems, Inc. (Æ)	40,580	1,025

See accompanying notes which are an integral part of the financial statements.

78 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
NVIDIA Corp.	58,521	12,338	Short-Term Investments - 1.4%
Palo Alto Networks, Inc. (Æ)	18,700	3,423	U. S. Cash Management Fund(@)	37,138,942 (8)	37,139
Pure Storage, Inc. Class A(Æ)	4,866	98	United States Treasury Bills (~)(§)
QUALCOMM, Inc.	182,651	11,487	2.158% due 12/20/18	700	698
Red Hat, Inc. (Æ)	10,800	1,854	Total Short-Term Investments
Resideo Technologies, Inc. (Æ)	3,032	64
Salesforce. com, Inc. (Æ)	105,681	14,504	(cost $37,839)		37,837
Sanmina Corp. (Æ)	39,328	995
ServiceNow, Inc. (Æ)	16,107	2,916	Total Investments 105.4%
Splunk, Inc. (Æ)	6,700	669	(identified cost $2,690,297)		2,883,275
Symantec Corp.	69,300	1,258
SYNNEX Corp.	24,953	1,937	Securities Sold Short - (5.3)%
Synopsys, Inc. (Æ)	24,355	2,181	Consumer Discretionary - (1.3)%
Tableau Software, Inc. Class A(Æ)	32,380	3,454	American Axle & Manufacturing Holdings,
Tech Data Corp. (Æ)	21,592	1,526	Inc. (Æ)	(145,200)	(2,203)
Teradata Corp. (Æ)	59,760	2,175	Coty, Inc. Class A	(237,570)	(2,506)
Texas Instruments, Inc.	33,720	3,130	DISH Network Corp. Class A(Æ)	(78,030)	(2,399)
Twitter, Inc. (Æ)(Û)	368,308	12,799	Dorman Products, Inc. (Æ)	(22,440)	(1,773)
Varonis Systems, Inc. (Æ)	8,500	519
VeriSign, Inc. (Æ)	42,230	6,019	Eldorado Resorts, Inc. (Æ)	(57,400)	(2,095)
Viavi Solutions, Inc. (Æ)	103,900	1,198	Fox Factory Holding Corp. (Æ)	(32,401)	(1,741)
VMware, Inc. Class A(Æ)	9,300	1,315	Hanesbrands, Inc.	(150,300)	(2,579)
Western Digital Corp.	140,600	6,056	Harley-Davidson, Inc.	(63,300)	(2,419)
Xilinx, Inc.(Û)	179,549	15,328	LCI Industries	(33,519)	(2,324)
Yelp, Inc. Class A(Æ)	41,200	1,764
Zynga, Inc. Class A(Æ)	781,000	2,843	Liberty Media Corp. Class A(Æ)	(29,101)	(922)
			Mattel, Inc. (Æ)	(171,326)	(2,327)
		689,938
			Meredith Corp.	(54,550)	(2,813)

Utilities - 2.6%			Monro Muffler Brake, Inc.	(5,200)	(387)
ALLETE, Inc.	21,120	1,563	Nexstar Media Group, Inc. Class A	(29,180)	(2,185)
American Electric Power Co. , Inc.(Û)	19,092	1,401	Sally Beauty Holdings, Inc. (Æ)	(59,500)	(1,060)
AT&T, Inc.	751,340	23,051	Tesla, Inc. (Æ)	(9,396)	(3,169)
Avangrid, Inc.(Û)	35,620	1,675	TRI Pointe Group, Inc. (Æ)	(135,783)	(1,616)
Centennial Resource Development, Inc. Class
A(Æ)	108,500	2,079			(34,518)
CenterPoint Energy, Inc.	95,800	2,588	Consumer Staples - (0.2)%
Cogent Communications Holdings, Inc.	38,810	2,017	Keurig Dr Pepper, Inc.	(114,000)	(2,964)
Consolidated Edison, Inc.	35,700	2,713	McCormick & Co. , Inc.	(23,100)	(3,326)
Duke Energy Corp.	45,655	3,772			(6,290)
Exelon Corp.	91,100	3,991	Energy - (0.2)%
Hawaiian Electric Industries, Inc.	103,700	3,868	EQT Corp.	(76,450)	(2,597)
NRG Energy, Inc.	96,603	3,496
ONE Gas, Inc.	5,799	458	Gulfport Energy Corp. (Æ)	(74,100)	(675)
PG&E Corp. (Æ)(Û)	47,700	2,233	SemGroup Corp. Class A	(91,300)	(1,688)
Pinnacle West Capital Corp.	17,300	1,423	SRC Energy, Inc. (Æ)	(69,400)	(491)
PPL Corp.	120,404	3,660	Williams Cos. , Inc. (The)	(31,500)	(767)
SCANA Corp.	46,300	1,854			(6,218)
UGI Corp.	54,000	2,865	Financial Services - (0.9)%
US Cellular Corp. (Æ)	1,100	53
Verizon Communications, Inc.	120,029	6,852	Annaly Capital Management, Inc. (ö)	(142,000)	(1,402)
			Apollo Commercial Real Estate Finance,
		71,612	Inc. (ö)	(144,245)	(2,699)
			Berkshire Hathaway, Inc. Class B(Æ)	(580)	(119)
Total Common Stocks			Cboe Global Markets, Inc.	(7,450)	(841)
(cost $2,652,458)		2,845,438	Cohen & Steers, Inc.	(24,066)	(924)
			Colony Capital, Inc. (ö)	(441,400)	(2,591)

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 79

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Invitation Homes, Inc. (ö)	(19,705)	(431)		Gartner, Inc. (Æ)	(22,232)	(3,280)
LendingTree, Inc. (Æ)	(3,000)	(605)		GTT Communications, Inc. (Æ)	(17,594)	(632)
New Residential Investment Corp. (ö)	(90,744)	(1,622)		IPG Photonics Corp. (Æ)	(18,270)	(2,440)
Pacific Premier Bancorp, Inc. (Æ)	(71,811)	(2,099)		LogMeIn, Inc.	(20,000)	(1,722)
Sabra Health Care REIT, Inc. (ö)	(118,972)	(2,576)		Mindbody Inc. Class A(Æ)	(21,000)	(669)
Sterling Bancorp	(141,039)	(2,536)		RealPage, Inc. (Æ)	(34,500)	(1,828)
Tanger Factory Outlet Centers, Inc. (ö)	(117,120)	(2,607)		SS&C Technologies Holdings, Inc.	(48,490)	(2,481)
Uniti Group, Inc. (ö)	(13,710)	(262)		Switch, Inc. Class A	(207,157)	(1,837)
Virtu Financial, Inc. Class A	(115,748)	(2,746)		ViaSat, Inc. (Æ)	(17,700)	(1,128)
		(24,060)				(29,348)
Health Care - (0.7)%				Utilities - (0.2)%
Abbott Laboratories	(40,470)	(2,790)		CenturyLink, Inc.	(151,200)	(3,121)
AnaptysBio, Inc. (Æ)	(3,100)	(232)		Extraction Oil & Gas, Inc. (Æ)	(99,443)	(794)
Bio-Techne Corp. (Æ)	(7,374)	(1,237)		Pattern Energy Group, Inc. Class A	(124,617)	(2,233)
Cambrex Corp. (Æ)	(16,310)	(869)				(6,148)
Exact Sciences Corp. (Æ)	(1,200)	(85)
Henry Schein, Inc. (Æ)	(35,050)	(2,909)		Total Securities Sold Short
IQVIA Holdings, Inc. (Æ)	(26,200)	(3,221)		(proceeds $157,005)		(146,073)
MyoKardia, Inc. (Æ)	(4,390)	(232)
Neogen Corp. (Æ)	(21,900)	(1,330)		Other Assets and Liabilities, Net
Prestige Brands Holdings, Inc. (Æ)	(65,810)	(2,380)	-	(0.1%)		(1,892)
Repligen Corp. (Æ)	(29,900)	(1,621)		Net Assets - 100.0%		2,735,310
Spectrum Pharmaceuticals, Inc. (Æ)	(73,400)	(873)
Syneos Health, Inc. (Æ)	(18,200)	(831)
Teladoc Health, Inc. (Æ)	(22,500)	(1,560)
Thermo Fisher Scientific, Inc.	(2,050)	(479)
		(20,649)
Materials and Processing - (0.3)%
DowDuPont, Inc.	(39,780)	(2,145)
Sherwin-Williams Co. (The)	(8,520)	(3,352)
Simpson Manufacturing Co. , Inc.	(12,400)	(708)
Summit Materials, Inc. Class A(Æ)	(126,800)	(1,712)
		(7,917)
Producer Durables - (0.4)%
Healthcare Services Group, Inc.	(56,120)	(2,278)
John Bean Technologies Corp.	(9,150)	(951)
Knight-Swift Transportation Holdings, Inc.
(Æ)	(82,770)	(2,649)
Nordson Corp.	(20,430)	(2,506)
Verisk Analytics, Inc. Class A(Æ)	(21,200)	(2,541)
		(10,925)
Technology - (1.1)%
Analog Devices, Inc.	(29,800)	(2,495)
Cars. com, Inc. (Æ)	(96,700)	(2,525)
Cognex Corp.	(49,760)	(2,132)
Coherent, Inc. (Æ)	(20,030)	(2,466)
Ebix, Inc.	(18,147)	(1,040)
Ellie Mae, Inc. (Æ)	(22,589)	(1,497)
Envestnet, Inc. (Æ)	(22,600)	(1,176)

See accompanying notes which are an integral part of the financial statements.

80 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
Heineken NV	06/27/18	184,134	49.19	9,057	8,304
					8,304
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$521,388	$—	$—	$—	$521,388	19.1
Consumer Staples	203,098	—	—	—	203,098	7.4
Energy	182,820	—	—	—	182,820	6.7
Financial Services	504,071	—	—	—	504,071	18.4
Health Care	330,862	—	—	—	330,862	12.1
Materials and Processing	70,175	—	—	—	70,175	2.6
Producer Durables	271,474	—	—	—	271,474	9.9
Technology	689,938	—	—	—	689,938	25.2
Utilities	71,612	—	—	—	71,612	2.6
Short-Term Investments	—	698	—	37,139	37,837	1.4
Total Investments	2,845,438	698	—	37,139	2,883,275	105.4
Securities Sold Short*	(146,073)	—	—	—	(146,073)	(5.3)
Other Assets and Liabilities, Net						(0.1)
						100.0

* Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 81

Russell Investment Company
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$12,081	$—
Foreign currency exchange contracts	—	(1)
Total	$12,081	$(1)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,646)	$—

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

82 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Short Sales	Securities sold short, at market value	$146,073	$—	$146,073
Total Financial and Derivative Liabilities		146,073	—	146,073
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$146,073	$—	$146,073

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	146,073	$—	$146,073	$—
Total	$146,073	$—	$146,073	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 83

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$2,690,297
Investments, at fair value(>)	2,883,275
Cash	14
Receivables:
Dividends and interest	2,053
Dividends from affiliated funds	108
Investments sold	8,302
Fund shares sold	2,392
Total assets	2,896,144

Liabilities
Payables:
Investments purchased	9,611
Fund shares redeemed	3,018
Accrued fees to affiliates	1,705
Other accrued expenses	427
Securities sold short, at fair value(‡)	146,073
Total liabilities	160,834

Net Assets	$2,735,310

See accompanying notes which are an integral part of the financial statements.

84 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$606,066
Shares of beneficial interest	2,028
Additional paid-in capital	2,127,216
Net Assets	$2,735,310

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.46
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$14.28
Class A — Net assets	$10,010,616
Class A — Shares outstanding ($. 01 par value)	743,712
Net asset value per share: Class C(#)	$13.41
Class C — Net assets	$6,436,696
Class C — Shares outstanding ($. 01 par value)	479,829
Net asset value per share: Class E(#)	$13.50
Class E — Net assets	$1,466,468
Class E — Shares outstanding ($. 01 par value)	108,617
Net asset value per share: Class M(#)	$13.48
Class M — Net assets	$94,518,737
Class M — Shares outstanding ($. 01 par value)	7,013,484
Net asset value per share: Class S(#)	$13.49
Class S — Net assets	$2,621,726,693
Class S — Shares outstanding ($. 01 par value)	194,414,454
Net asset value per share: Class Y(#)	$13.48
Class Y — Net assets	$1,150,607
Class Y — Shares outstanding ($. 01 par value)	85,348
Amounts in thousands
(‡) Proceeds on securities sold short	$157,005
(>) Investments in affiliates, U. S. Cash Management Fund	$37,139

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 85

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$54,884
Dividends from affiliated funds	1,847
Interest	25
Total investment income	56,756

Expenses
Advisory fees	22,693
Administrative fees	1,480
Custodian fees	236
Distribution fees - Class A	18
Distribution fees - Class C	68
Transfer agent fees - Class A	15
Transfer agent fees - Class C	18
Transfer agent fees - Class E	3
Transfer agent fees - Class M	215
Transfer agent fees - Class S	5,916
Transfer agent fees - Class Y	—**
Professional fees	179
Registration fees	162
Shareholder servicing fees - Class C	23
Shareholder servicing fees - Class E	4
Trustees’ fees	101
Printing fees	224
Dividends from securities sold short	1,236
Interest expense paid on securities sold short	689
Miscellaneous	52
Expenses before reductions	33,332
Expense reductions	(8,585)
Net expenses	24,747
Net investment income (loss)	32,009

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	503,944
Investments in affiliated funds	(15)
Futures contracts	12,081
Foreign currency exchange contracts	(1)
Securities sold short	(1,467)
Foreign currency-related transactions	4
Net realized gain (loss)	514,546
Net change in unrealized appreciation (depreciation) on:
Investments	(421,037)
Investments in affiliated funds	1
Futures contracts	(2,646)
Securities sold short	10,356
Net change in unrealized appreciation (depreciation)	(413,326)
Net realized and unrealized gain (loss)	101,220
Net Increase (Decrease) in Net Assets from Operations	$133,229

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

86 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,009	$32,737
Net realized gain (loss)	514,546	306,032
Net change in unrealized appreciation (depreciation)	(413,326)	294,815
Net increase (decrease) in net assets from operations	133,229	633,584

Distributions (i)
To shareholders
Class A	(508)	(279)
Class C	(938)	(803)
Class E	(136)	(3,565)
Class M (1)	(9,397)	(365)
Class S	(260,477)	(154,133)
Class Y(2)	(4)	—
Net decrease in net assets from distributions	(271,460)	(159,145)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(144,303)	(298,427)
Total Net Increase (Decrease) in Net Assets	(282,534)	176,012

Net Assets
Beginning of period	3,017,844	2,841,832
End of period (ii)	$2,735,310	$3,017,844

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, M, and S were $50, $30, $260, $365 and $32,957, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E and S were $229, $773, $3,305 and $121,176, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $2,033. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 87

Russell Investment Company
U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	447	$6,325	61	$803
Proceeds from reinvestment of distributions	37	506	22	277
Payments for shares redeemed	(132)	(1,879)	(213)	(2,723)
Net increase (decrease)	352	4,952	(130)	(1,643)
Class C
Proceeds from shares sold	47	660	94	1,207
Proceeds from reinvestment of distributions	69	938	65	803
Payments for shares redeemed	(546)	(7,681)	(753)	(9,862)
Net increase (decrease)	(430)	(6,083)	(594)	(7,852)
Class E
Proceeds from shares sold	2	27	179	2,259
Proceeds from reinvestment of distributions	10	136	280	3,497
Payments for shares redeemed	(12)	(162)	(6,489)	(81,289)
Net increase (decrease)	— **	1	(6,030)	(75,533)
Class M(1)
Proceeds from shares sold	2,833	40,040	6,928	94,658
Proceeds from reinvestment of distributions	686	9,398	26	365
Payments for shares redeemed	(3,273)	(46,278)	(186)	(2,598)
Net increase (decrease)	246	3,160	6,768	92,425
Class S
Proceeds from shares sold	29,679	418,718	45,064	586,493
Proceeds from reinvestment of distributions	18,975	259,898	12,178	153,584
Payments for shares redeemed	(58,392)	(826,210)	(79,297)	(1,045,901)
Net increase (decrease)	(9,738)	(147,594)	(22,055)	(305,824)
Class Y(2)
Proceeds from shares sold	95	1,396	—	—
Proceeds from reinvestment of distributions	— **	4	—	—
Payments for shares redeemed	(10)	(139)	—	—
Net increase (decrease)	85	1,261	—	—
Total increase (decrease)	(9,485)	$(144,303)	(22,041)	$(298,427)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
(2) For the period July 30, 2018 (inception date) to October 31, 2018.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

88 U.S. Strategic Equity Fund

(This page intentionally left blank)

Russell Investment Company
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	14.19	. 09	. 43	. 52	(. 11)	(1.14)
October 31, 2017	12.10	. 11	2.64	2.75	(. 12)	(. 54)
October 31, 2016	12.59	. 13	. 15	. 28	(. 12)	(. 65)
October 31, 2015	13.42	. 10	. 35	. 45	(. 10)	(1.18)
October 31, 2014	12.73	. 11	1.66	1.77	(. 12)	(. 96)

Class C
October 31, 2018	14.14	. 01	. 40	. 41	—	(1.14)
October 31, 2017	12.07	. 01	2.63	2.64	(. 03)	(. 54)
October 31, 2016	12.56	. 04	. 15	. 19	(. 03)	(. 65)
October 31, 2015	13.39	—(f)	. 36	. 36	(. 01)	(1.18)
October 31, 2014	12.71	. 02	1.65	1.67	(. 03)	(. 96)

Class E
October 31, 2018	14.23	. 11	. 41	. 52	(. 11)	(1.14)
October 31, 2017	12.12	. 13	2.62	2.75	(. 10)	(. 54)
October 31, 2016	12.61	. 13	. 15	. 28	(. 12)	(. 65)
October 31, 2015	13.44	. 10	. 35	. 45	(. 10)	(1.18)
October 31, 2014	12.74	. 11	1.66	1.77	(. 11)	(. 96)

Class M
October 31, 2018	14.21	. 16	. 41	. 57	(. 16)	(1.14)
October 31, 2017(9)	13.10	. 07	1.13	1.20	(. 09)	—

Class S
October 31, 2018	14.21	. 15	. 42	. 57	(. 15)	(1.14)
October 31, 2017	12.13	. 14	2.63	2.77	(. 15)	(. 54)
October 31, 2016	12.61	. 16	. 16	. 32	(. 15)	(. 65)
October 31, 2015	13.44	. 13	. 35	. 48	(. 13)	(1.18)
October 31, 2014	12.74	. 14	1.67	1.81	(. 15)	(. 96)

Class Y
October 31, 2018(13)	14.27	. 02	(. 77)	(. 75)	(. 04)	—

See accompanying notes which are an integral part of the financial statements.

90 U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(1.25)	13.46	3.59	10,011	1.33	1.05	. 74	144
(. 66)	14.19	23.47	5,560	1.30	1.05	. 85	88
(. 77)	12.10	2.51	6,317	1.33	1.07	1.06	75
(1.28)	12.59	3.42	6,700	1.32	1.05	. 78	102
(1.08)	13.42	14.72	4,826	1.32	1.07	. 86	85

(1.14)	13.41	2.80	6,437	2.07	1.80	. 06	144
(. 57)	14.14	22.48	12,867	2.05	1.80	. 11	88
(. 68)	12.07	1.74	18,154	2.08	1.82	. 32	75
(1.19)	12.56	2.66	22,288	2.07	1.80	. 03	102
(. 99)	13.39	13.86	16,787	2.07	1.82	. 12	85

(1.25)	13.50	3.57	1,466	1.33	1.05	. 78	144
(. 64)	14.23	23.41	1,543	1.31	1.05	1.00	88
(. 77)	12.12	2.51	74,419	1.33	1.07	1.08	75
(1.28)	12.61	3.40	104,763	1.31	1.05	. 78	102
(1.07)	13.44	14.76	97,618	1.32	1.07	. 90	85

(1.30)	13.48	3.94	94,519	1.08	. 70	1.13	144
(. 09)	14.21	9.43	96,138	1.03	. 70	. 78	88

(1.29)	13.49	3.91	2,621,726	1.08	. 80	1.04	144
(. 69)	14.21	23.64	2,901,736	1.05	. 80	1.11	88
(. 80)	12.13	2.85	2,742,942	1.08	. 82	1.33	75
(1.31)	12.61	3.66	3,864,298	1.06	. 80	1.03	102
(1.11)	13.44	15.05	3,566,048	1.07	. 82	1.13	85

(. 04)	13.48	(5.27)	1,151	. 90	. 62	. 69	144

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 91

Russell Investment Company
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,140,222
Administration fees	117,008
Distribution fees	6,427
Shareholder servicing fees	1,775
Transfer agent fees	429,020
Trustee fees	10,088
$1,704,540

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$153,658	$795,759	$912,264	$(15)	$1	$37,139	$1,847	$—
	$153,658	$795,759	$912,264	$(15)	$1	$37,139	$1,847	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$2,563,615,294
Unrealized Appreciation	$319,036,294
Unrealized Depreciation	(145,449,306)
Net Unrealized Appreciation (Depreciation)	$173,586,988
Undistributed Ordinary Income	$78,519,845
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$353,959,032
Tax Composition of Distributions
Ordinary Income	$94,297,587
Long-Term Capital Gains	$177,162,812

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(80,767)
Additional paid-in capital	80,767

See accompanying notes which are an integral part of the financial statements.

92 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

U. S. Mid Cap Equity Fund - Class A‡			U. S. Mid Cap Equity Fund - Class S
	Total			Total
	Return			Return
1 Year	(5.33)%		1 Year	0.80%
5 Years	5.98	%§	5 Years	7.52	%§
Inception*	8.98	%§	Inception*	10.23	%§

U. S. Mid Cap Equity Fund - Class C			Russell Midcap® Index**
	Total			Total
	Return			Return
1 Year	(0.20)%		1 Year	2.79%
5 Years	6.45	%§	5 Years	8.97	%§
Inception*	9.14	%§	Inception*	11.82	%§

U.S. Mid Cap Equity Fund 93

Russell Investment Company
U.S. Mid Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The U. S. Mid Cap Equity Fund (the “Fund”) employs a multi-	and decelerating global growth. During this sell off period, the
manager approach whereby portions of the Fund are allocated to	best performing sectors were areas traditionally considered to be
different money manager strategies. Fund assets not allocated to	defensive such as utilities and consumer staples.
money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	How did the investment strategies and techniques employed
of the Fund’s assets among money managers at any time. An	by the Fund and its money managers affect its benchmark
exemptive order from the Securities and Exchange Commission	relative performance?
(“SEC”) permits RIM to engage or terminate a money manager	Over the period, the Fund maintained exposure to securities
at any time, subject to approval by the Fund’s Board, without a	towards the bottom end of the capitalization opportunity set that
shareholder vote. Pursuant to the terms of the exemptive order,	were trading at discounted valuations as well as companies with
the Fund is required to notify its shareholders within 90 days of	higher quality characteristics such as lower financial leverage and
when a money manager begins providing services. As of October	higher profitability. Within the U. S. mid cap market, a preference
31, 2018, the Fund had three money managers.	for value over growth stocks negatively impacted benchmark
relative performance for the first ten months of the period but
What is the Fund’s investment objective?	was heavily rewarded during the market decline toward the end
The Fund seeks to provide long term capital growth.	of the fiscal year as high growth and momentum stocks trading at

How did the Fund perform relative to its benchmark for the	expensive valuation levels sold off most aggressively. The Fund’s
fiscal year ended October 31, 2018?	quality positioning was also additive as companies with lower financial leverage outperformed.
For the fiscal year ended October 31, 2018, the Fund’s Class
A and Class S Shares gained 0.48% and 0.80%, respectively.	From a sector standpoint, the Fund was positioned toward
The Fund’s Class C Shares lost 0.20%. This is compared to the	areas expected to benefit from a healthy domestic consumer,
Fund’s benchmark, the Russell Midcap® Index, which gained	expansionary fiscal policy, and the normalization of monetary
2.79% during the same period. The Fund’s performance includes	policy, such as the financials, health care, and industrials sectors.
operating expenses, whereas index returns are unmanaged and do	The Fund benefitted from overweights to the health care and
not include expenses of any kind.	industrials sectors, while the overweight to financials detracted.
The Fund remained underweight the technology sector which was
For the fiscal year ended October 31, 2018, the Morningstar® Mid-	viewed as among the most expensive segments of the U. S. mid cap
Cap Blend Category, a group of funds that Morningstar considers	market, but this also detracted over the period.
to have investment strategies similar to those of the Fund, gained
0.79%. This result serves as a peer comparison and is expressed	Stock selection by the Fund’s money managers was the primary
net of operating expenses.	detractor to benchmark relative performance during the period due to underperforming holdings within the industrials and
RIM may assign a money manager a specific style or	technology sectors.
capitalization benchmark other than the Fund’s index. However,
the Fund’s primary index remains the benchmark for the Fund	The Fund employs discretionary money managers. The Fund’s
and is representative of the aggregate of each money manager’s	discretionary money managers select the individual portfolio
benchmark index.	securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash
How did market conditions affect the Fund’s performance?	balances.
The fiscal year ended October 31, 2018 saw the Fund underperform	With respect to certain of the Fund’s money managers, Ceredex
the Russell Midcap® Index and the Morningstar® Mid-Cap Blend	Value Advisors LLC was the strongest performing money manager
peer group. During the last two months of 2017 through the	for the fiscal year and outperformed the Russell Midcap® Value
end of August 2018, the U. S. mid cap equity market produced	Index. Outperforming holdings within the consumer staples,
strong absolute returns. The rally was led by growth stocks with	consumer discretionary, and real estate sectors were the primary
high price momentum and lower levels of financial leverage,	driver of benchmark relative outperformance. A tilt towards more
particularly within the health care and technology sectors, as U. S.	profitable companies was also additive.
companies posted strong quarterly earnings results boosted by
lower corporate tax rates. However, investor sentiment rotated	Elk Creek Partners, LLC faced the strongest headwinds over
heavily toward value and low volatility stocks during September	the fiscal year and underperformed the Russell Midcap®
and October 2018 as the U. S. mid cap equity market declined	Growth Index. Stock selection was the primary detractor due to
substantially amid concerns over rising interest rates, trade wars,	underperforming holdings within the technology and consumer

94 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

discretionary sectors. A tilt toward less expensive growth stocks	exposure. This had a positive impact on the Fund’s absolute
also weighed on benchmark relative returns.	performance.

During the period, RIM utilized a positioning strategy to control	Describe any changes to the Fund’s structure or the money
Fund-level exposures and risks through the purchase of a stock	manager line-up.
portfolio. Using the output from a quantitative model, the strategy	There were no changes to the Fund’s structure during the period.
seeks to position the portfolio to meet RIM’s overall preferred
positioning with respect to Fund exposures along factor and	Money Managers as of October 31,
industry dimensions. The Fund’s active positioning strategy	2018	Styles
provided exposure to RIM’s strategic equity beliefs associated	Ceredex Value Advisors, LLC	Mid Cap Value
with value, quality, and low volatility factors. During the fiscal	Elk Creek Partners, LLC	Mid Cap Growth
year, the strategy underperformed the Russell Midcap® Index as	Jacobs Levy Equity Management, Inc.	Mid Cap Value/Defensive
both value and low volatility factors lagged in the U. S. mid cap	The views expressed in this report reflect those of the
equity market. The impact of quality positioning was positive	portfolio managers only through the end of the period
as more profitable companies and those with lower levels of	covered by the report. These views do not necessarily
financial leverage outperformed. From a sector perspective, the	represent the views of RIM, or any other person in RIM or
positioning strategy was overweight the consumer discretionary	any other affiliated organization. These views are subject to
and materials sectors and underweight the financials and utilities	change at any time based upon market conditions or other
sectors which had an overall negative impact on benchmark	events, and RIM disclaims any responsibility to update the
relative performance.	views contained herein. These views should not be relied on
During the period, RIM partially equitized the Fund’s cash using	as investment advice and, because investment decisions for
index futures contracts to provide the Fund with greater market	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

* Assumes initial investment on February 6, 2012.

** Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000®
Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

U.S. Mid Cap Equity Fund 95

Russell Investment Company
U.S. Mid Cap Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$972.30	$1,019.06
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.06	$6.21

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$969.10	$1,015.27
	Expenses Paid During Period*	$9.78	$10.01
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$973.60	$1,020.32
of other funds.	Expenses Paid During Period*	$4.83	$4.94

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

96 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.5%			Wynn Resorts, Ltd.	1,310	132
Consumer Discretionary - 11.1%					16,845
Aaron's, Inc. Class A	900	42
Advance Auto Parts, Inc.	3,764	601
Aramark	8,145	293	Consumer Staples - 3.7%
			Archer-Daniels-Midland Co.	26,645	1,260
Best Buy Co. , Inc.	6,800	477	Brown-Forman Corp. Class A - ADR	3,514	163
BorgWarner, Inc.	9,200	363	Brown-Forman Corp. Class B - ADR	4,233	196
Brunswick Corp.	4,290	223	Bunge, Ltd.	1,004	62
Choice Hotels International, Inc.	1,100	81	Clorox Co. (The)	1,528	227
Churchill Downs, Inc.	1,294	323	ConAgra Foods, Inc.	1,600	57
Cinemark Holdings, Inc.	15,700	652	Energizer Holdings, Inc. (Ñ)	19,300	1,135
Columbia Sportswear Co.	1,200	108	Herbalife, Ltd. (Æ)	3,100	165
Cooper-Standard Holdings, Inc. (Æ)	830	77	Hershey Co. (The)	2,065	221
Darden Restaurants, Inc.	2,510	267	Kellogg Co.	6,300	413
Discovery Communications, Inc. Class C(Æ)	1,632	48	Keurig Dr Pepper, Inc.	7,857	204
Dollar General Corp.	2,341	261	Kroger Co. (The)	7,403	220
Dollar Tree, Inc. (Æ)	2,747	232	Molson Coors Brewing Co. Class B	3,175	203
Domino's Pizza, Inc.	820	220	Nu Skin Enterprises, Inc. Class A	2,100	147
DR Horton, Inc.	5,038	181	TreeHouse Foods, Inc. (Æ)	3,300	150
Expedia, Inc.	2,638	331	Tyson Foods, Inc. Class A	12,478	747
Extended Stay America, Inc.	18,081	294
Garmin, Ltd.	5,569	369			5,570
Gentex Corp.	8,125	171
Genuine Parts Co.	2,115	207	Energy - 5.3%
Goodyear Tire & Rubber Co. (The)	8,093	170	Apache Corp.	10,400	393
Hilton Worldwide Holdings, Inc.	5,974	425	Baker Hughes, a GE Co. , LLC	700	19
International Game Technology PLC	10,400	193	Cabot Oil & Gas Corp.	24,300	589
Interpublic Group of Cos. , Inc. (The)	14,700	340	Cimarex Energy Co.	2,000	159
Lear Corp.	2,553	339	Concho Resources, Inc. (Æ)	3,128	435
Lennar Corp. Class A	4,190	180	Continental Resources, Inc. (Æ)	1,600	84
Liberty Broadband Corp. Class C(Æ)	1,285	107	Devon Energy Corp.	21,800	706
Liberty SiriusXM Group Class C(Æ)	794	33	HollyFrontier Corp.	4,870	328
Live Nation Entertainment, Inc. (Æ)	5,790	303	Marathon Petroleum Corp.	10,688	752
LKQ Corp. (Æ)	14,176	387	National Oilwell Varco, Inc.	11,500	423
Macy's, Inc.	551	19	NextEra Energy Partners, LP	800	36
Madison Square Garden Co. (The) Class A(Æ)	2,000	553	Noble Energy, Inc.	38,900	967
Meredith Corp. (Ñ)	11,000	566	ONEOK, Inc.	2,301	151
MGM Resorts International	35,952	960	Parsley Energy, Inc. Class A(Æ)	9,562	224
Mohawk Industries, Inc. (Æ)	1,079	135	Patterson-UTI Energy, Inc.	34,400	572
Newell Rubbermaid, Inc.	19,491	310	PBF Energy, Inc. Class A	7,277	305
Norwegian Cruise Line Holdings, Ltd. (Æ)	4,100	181	Phillips 66	2,320	239
NVR, Inc. (Æ)	169	378	Pioneer Natural Resources Co.	360	53
Omnicom Group, Inc.	3,109	231	Range Resources Corp.	26,589	421
O'Reilly Automotive, Inc. (Æ)	736	236	Valero Energy Corp.	1,500	137
PVH Corp.	4,358	526	Williams Cos. , Inc. (The)	44,008	1,072
Quotient Technology, Inc. (Æ)	66,920	860			8,065
Ross Stores, Inc.	6,356	630
Royal Caribbean Cruises, Ltd.	1,890	198	Financial Services - 23.8%
ServiceMaster Global Holdings, Inc. (Æ)	3,305	142	Affiliated Managers Group, Inc.	11,000	1,251
Sirius XM Holdings, Inc. (Ñ)	103,392	623	Alexandria Real Estate Equities, Inc. (ö)	703	86
Tapestry, Inc.	5,800	245	Alliance Data Systems Corp.	2,459	507
Tenneco, Inc. Class A	5,080	175	Ally Financial, Inc.	4,150	105
Toll Brothers, Inc.	5,163	174	American Campus Communities, Inc. (ö)	24,400	964
Tribune Media Co. Class A	5,100	194	American Homes 4 Rent Class A(ö)	65,156	1,374
Vail Resorts, Inc.	1,871	470	American International Group, Inc.	5,800	239
VF Corp.	4,654	386	Annaly Capital Management, Inc. (ö)	12,259	121
Viacom, Inc. Class B	6,970	223	Assurant, Inc.	2,090	203

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 97

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Athene Holding, Ltd. Class A(Æ)	3,979	182	Paramount Group, Inc. (ö)	2,900	41
AvalonBay Communities, Inc. (ö)	2,558	449	Park Hotels & Resorts, Inc. (ö)	3,751	109
Axis Capital Holdings, Ltd.	4,820	269	Pinnacle Financial Partners, Inc.	25,200	1,319
Banner Corp.	1,600	93	Popular, Inc.	6,900	359
Boston Properties, Inc. (ö)	859	104	Principal Financial Group, Inc.	494	23
Broadridge Financial Solutions, Inc.	729	85	Progressive Corp. (The)	9,600	669
Brown & Brown, Inc.	7,300	206	Raymond James Financial, Inc.	9,126	700
Camden Property Trust(ö)	5,800	524	Rayonier, Inc. (ö)	12,800	387
Cboe Global Markets, Inc.	1,997	225	Realty Income Corp. (ö)	1,526	92
CBRE Group, Inc. Class A(Æ)	10,667	430	Reinsurance Group of America, Inc. Class A	4,499	640
Chemical Financial Corp.	6,083	285	RenaissanceRe Holdings, Ltd.	1,220	149
Citizens Financial Group, Inc.	13,314	497	Retail Properties of America, Inc. Class A(ö)	22,300	274
Commerce Bancshares, Inc.	9,025	574	SBA Communications Corp. (Æ)(ö)	7,199	1,168
Crown Castle International Corp. (ö)	8,700	946	Signature Bank	4,859	534
Cullen/Frost Bankers, Inc.	3,240	317	SL Green Realty Corp. (ö)	142	13
Digital Realty Trust, Inc. (ö)	968	100	Spirit MTA REIT(ö)	2,030	22
Discover Financial Services	4,500	314	State Street Corp.	1,600	110
Douglas Emmett, Inc. (ö)	5,600	203	SunTrust Banks, Inc.	6,602	414
Duke Realty Corp. (ö)	9,296	256	Synovus Financial Corp.	12,200	458
E*Trade Financial Corp.	7,900	390	T Rowe Price Group, Inc.	110	11
Equity Commonwealth(ö)	14,400	429	Torchmark Corp.	1,700	144
Equity LifeStyle Properties, Inc. Class A(ö)	2,697	255	Travelers Cos. , Inc. (The)	1,960	245
Equity Residential(ö)	1,800	117	Unum Group	1,859	67
Erie Indemnity Co. Class A	430	56	Ventas, Inc. (ö)	1,659	96
Essent Group, Ltd. (Æ)	7,253	286	VICI Properties, Inc. (ö)	16,400	354
Essex Property Trust, Inc. (ö)	2,254	565	Vornado Realty Trust(ö)	989	67
Evercore, Inc. Class A	460	38	Voya Financial, Inc.	7,610	333
Everest Re Group, Ltd.	4,800	1,046	Webster Financial Corp.	5,371	316
Fidelity National Information Services, Inc.	4,029	419	Welltower, Inc. (ö)	2,438	161
First American Financial Corp.	4,224	187	WEX, Inc. (Æ)	2,252	396
First BanCorp(Æ)	3,300	30	Weyerhaeuser Co.(ö)	3,907	104
First Data Corp. Class A(Æ)	8,455	158	Willis Towers Watson PLC(Æ)	12,412	1,777
First Hawaiian, Inc.	8,200	203	WP Carey, Inc. (ö)	1,090	72
First Republic Bank	11,500	1,046	WR Berkley Corp.	3,600	273
Fiserv, Inc. (Æ)	3,354	266	Zions Bancorporation	15,300	720
FleetCor Technologies, Inc. (Æ)	551	110			36,164
FNF Group	3,600	120
Gaming and Leisure Properties, Inc. (ö)	1,220	41	Health Care - 11.0%
Hartford Financial Services Group, Inc.	39,300	1,785	Alexion Pharmaceuticals, Inc. (Æ)	4,691	526
HCP, Inc. (ö)	8,100	223	Align Technology, Inc. (Æ)	1,359	300
Highwoods Properties, Inc. (ö)	4,200	179	Allscripts Healthcare Solutions, Inc. (Æ)	15,400	183
Host Hotels & Resorts, Inc. (ö)	7,046	135	AmerisourceBergen Corp. Class A	10,584	931
Hudson Pacific Properties, Inc. (ö)	3,100	94	Athenahealth, Inc. (Æ)	3,825	488
Iron Mountain, Inc. (ö)	1,601	49	BioMarin Pharmaceutical, Inc. (Æ)	5,298	488
Kilroy Realty Corp. (ö)	1,500	103	Cardinal Health, Inc.	5,500	278
Liberty Property Trust(ö)	828	35	Centene Corp. (Æ)	8,854	1,154
Lincoln National Corp.	3,302	199	Chemed Corp.	340	103
Loews Corp.	3,602	168	DaVita HealthCare Partners, Inc. (Æ)	6,403	431
LPL Financial Holdings, Inc.	200	12	Exact Sciences Corp. (Æ)	12,811	910
M&T Bank Corp.	6,820	1,129	Halozyme Therapeutics, Inc. (Æ)	3,200	50
Markel Corp. (Æ)	293	320	Henry Schein, Inc. (Æ)	342	28
Medical Properties Trust, Inc. (ö)	55,300	822	Hologic, Inc. (Æ)	3,108	121
Mid-America Apartment Communities, Inc.			Humana, Inc.	5,720	1,834
(ö)	873	85	IDEXX Laboratories, Inc. (Æ)	120	25
New Residential Investment Corp. (ö)	3,593	64	IQVIA Holdings, Inc. (Æ)	5,080	624
Northern Trust Corp.	9,279	873	Laboratory Corp. of America Holdings(Æ)	388	62
PacWest Bancorp	14,800	601	Medicines Co. (The)(Æ)	13,693	318

See accompanying notes which are an integral part of the financial statements.

98 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Molina Healthcare, Inc. (Æ)	970	123	CH Robinson Worldwide, Inc.	2,280	203
Nektar Therapeutics(Æ)	1,443	56	Cintas Corp.	175	32
Omnicell, Inc. (Æ)	2,681	190	Copart, Inc. (Æ)	1,917	94
Pacira Pharmaceuticals, Inc. (Æ)	13,640	667	Crane Co.	5,941	517
PerkinElmer, Inc.	6,592	570	Cummins, Inc.	3,162	432
Perrigo Co. PLC	25,400	1,787	Dover Corp.	7,950	659
Quest Diagnostics, Inc.	1,986	187	EMCOR Group, Inc.	1,500	106
Sarepta Therapeutics, Inc. (Æ)	4,267	571	Expeditors International of Washington, Inc.	8,561	576
Varian Medical Systems, Inc. (Æ)	2,400	286	Fluor Corp.	9,790	429
Vertex Pharmaceuticals, Inc. (Æ)	3,763	638	Frontdoor, Inc. (Æ)	1,652	56
WellCare Health Plans, Inc. (Æ)	1,950	538	Genpact, Ltd.	20,355	558
Wright Medical Group NV(Æ)	17,577	474	Graco, Inc.	4,600	187
Zimmer Biomet Holdings, Inc.	15,300	1,739	HD Supply Holdings, Inc. (Æ)	3,400	128
		16,680	Hubbell, Inc. Class B	8,570	872
			IHS Markit, Ltd. (Æ)	1,111	58
Materials and Processing - 5.6%			Insperity, Inc.	900	99
Air Products & Chemicals, Inc.	6,550	1,012	Itron, Inc. (Æ)	800	42
Albemarle Corp.	1,639	163	Jacobs Engineering Group, Inc.	2,890	217
AptarGroup, Inc.	2,500	255	JB Hunt Transport Services, Inc.	7,171	793
Ashland Global Holdings, Inc.	4,100	303	JetBlue Airways Corp. (Æ)	9,991	167
Beacon Roofing Supply, Inc. (Æ)	8,611	240	Kansas City Southern	3,080	314
Berry Plastics Group, Inc. (Æ)	2,347	102	KBR, Inc.	6,100	121
Cabot Corp.	12,050	586	Knight-Swift Transportation Holdings, Inc.
Cabot Microelectronics Corp.	9,300	909	(Æ)	14,901	476
Celanese Corp. Class A	2,360	229	L3 Technologies, Inc.	6,600	1,252
CF Industries Holdings, Inc.	5,500	264	Landstar System, Inc.	2,460	246
Chemours Co. (The)	4,393	145	ManpowerGroup, Inc.	3,200	244
Crown Holdings, Inc. (Æ)	7,878	333	MasTec, Inc. (Æ)	10,652	463
Domtar Corp.	4,700	218	MAXIMUS, Inc.	8,303	539
Eastman Chemical Co.	2,569	201	Mettler-Toledo International, Inc. (Æ)	363	198
Freeport-McMoRan, Inc.	2,176	25	MSC Industrial Direct Co. , Inc. Class A	300	24
Huntsman Corp.	5,600	123	Navistar International Corp. (Æ)	1,300	44
Ingersoll-Rand PLC	4,900	470	Old Dominion Freight Line, Inc.	1,196	156
International Paper Co.	4,544	206	Oshkosh Corp.	4,342	243
Lennox International, Inc.	1,416	298	Paychex, Inc.	6,871	450
Martin Marietta Materials, Inc.	8,235	1,411	Pentair PLC	9,500	381
Nucor Corp.	3,700	219	Quanta Services, Inc. (Æ)	7,500	234
Reliance Steel & Aluminum Co.	107	8	Republic Services, Inc. Class A	728	53
Univar, Inc. (Æ)	2,600	64	Robert Half International, Inc.	3,720	225
Valmont Industries, Inc.	380	47	Rockwell Automation, Inc.	3,460	570
WestRock Co.	9,940	427	Rockwell Collins, Inc.	776	99
WR Grace & Co.	3,600	233	Rollins, Inc.	2,200	130
			Roper Technologies, Inc.	1,163	329
		8,491	Ryder System, Inc.	3,600	199
			Snap-on, Inc.	2,611	402
Producer Durables - 16.3%			Spirit AeroSystems Holdings, Inc. Class A	2,351	198
AECOM(Æ)	7,900	230	Square, Inc. Class A(Æ)	1,325	97
AGCO Corp.	12,699	712	Stanley Black & Decker, Inc.	13,668	1,593
Alaska Air Group, Inc.	11,000	677	Stericycle, Inc. (Æ)	3,957	198
Allegion PLC	2,199	189	Terex Corp.	9,600	321
Allison Transmission Holdings, Inc. Class A	8,271	365	Textron, Inc.	13,900	745
American Airlines Group, Inc.	5,611	197	Toro Co. (The)	6,576	370
Ametek, Inc.	4,796	322	Trimble Navigation, Ltd. (Æ)	12,574	470
AO Smith Corp. (Ñ)	22,616	1,029	UniFirst Corp.	710	106
Aptiv PLC	1,022	78	United Continental Holdings, Inc. (Æ)	2,692	230
Avery Dennison Corp.	2,870	260	United Rentals, Inc. (Æ)	127	15
Carlisle Cos. , Inc.	3,370	326	Wabtec Corp. (Ñ)	4,800	394

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 99

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
WageWorks, Inc. (Æ)	11,213	446	SYNNEX Corp.	1,880		146
WESCO International, Inc. (Æ)	4,200	211	Synopsys, Inc. (Æ)	3,800		340
Worldpay, Inc. Class A(Æ)	6,410	589	Tableau Software, Inc. Class A(Æ)	700		75
Xerox Corp.	7,020	196	Teradata Corp. (Æ)	2,600		95
XPO Logistics, Inc. (Æ)	5,750	514	Teradyne, Inc.	5,000		172
		24,695	Varonis Systems, Inc. (Æ)	200		12
			Verint Systems, Inc. (Æ)	1,500		69
Technology - 12.7%			VeriSign, Inc. (Æ)	1,870		267
Advanced Micro Devices, Inc. (Æ)	7,876	143	Viavi Solutions, Inc. (Æ)	8,800		101
Amdocs, Ltd.	3,354	213	Western Digital Corp.	8,600		370
Amphenol Corp. Class A	2,530	226	Xilinx, Inc.	14,800		1,263
Analog Devices, Inc.	13,413	1,123	Zynga, Inc. Class A(Æ)	75,800		276
Ansys, Inc. (Æ)	890	133				19,270
Arista Networks, Inc. (Æ)	809	186
ARRIS International PLC(Æ)	10,690	266	Utilities - 8.0%
Arrow Electronics, Inc. (Æ)	10,540	714	ALLETE, Inc.	1,300		96
Aspen Technology, Inc. (Æ)	3,600	306	American Electric Power Co. , Inc.	12,100		888
Avaya Holdings Corp. (Æ)	5,700	94	Aqua America, Inc.	4,000		130
Avnet, Inc.	12,700	509	Atmos Energy Corp.	3,200		298
Black Knight, Inc. (Æ)	7,877	384	Avangrid, Inc.	5,300		249
CA, Inc.	2,006	89	CenterPoint Energy, Inc.	9,600		259
CDK Global, Inc.	3,199	183	CenturyLink, Inc.	10,726		221
CDW Corp.	2,384	215	CMS Energy Corp.	11,200		555
Cirrus Logic, Inc. (Æ)	1,200	45	Cogent Communications Holdings, Inc.	620		32
Cloudera, Inc. (Æ)	1,100	15	DTE Energy Co.	7,710		867
Cognex Corp.	703	30	Edison International	6,200		430
Coherent, Inc. (Æ)	2,249	277	Evergy, Inc.	7,800		437
Cornerstone OnDemand, Inc. (Æ)	1,300	64	Eversource Energy(Æ)	6,000		380
Cypress Semiconductor Corp.	69,600	901	FirstEnergy Corp.	23,500		876
DXC Technology Co.	2,764	201	Hawaiian Electric Industries, Inc.	3,600		134
F5 Networks, Inc. (Æ)	2,724	477	NiSource, Inc.	10,100		256
FireEye, Inc. (Æ)	9,900	183	Northwest Natural Holding Co.	300		19
GoDaddy, Inc. Class A(Æ)	9,836	720	NRG Energy, Inc.	10,200		369
Harris Corp.	1,390	207	ONE Gas, Inc.	1,200		95
Hewlett Packard Enterprise Co.	6,200	95	PG&E Corp. (Æ)	13,100		613
HP, Inc. (Æ)	1,800	43	Pinnacle West Capital Corp.	6,500		535
Infinera Corp. (Æ)	64,880	359	Portland General Electric Co.	1,400		63
Insight Enterprises, Inc. (Æ)	2,250	116	PPL Corp.	38,142		1,160
InterDigital, Inc.	1,200	85	Public Service Enterprise Group, Inc.	4,500		240
InterXion Holding NV(Æ)	15,962	940	Sempra Energy	9,400		1,035
IPG Photonics Corp. (Æ)	850	114	Sprint Corp. (Æ)	30,372		186
Jabil Circuit, Inc.	10,900	270	UGI Corp.	2,000		106
Juniper Networks, Inc.	20,400	597	US Cellular Corp. (Æ)	3,400		162
KLA-Tencor Corp.	2,092	192	Vistra Energy Corp. (Æ)	8,734		198
Lam Research Corp.	1,566	222	Vonage Holdings Corp. (Æ)	1,400		19
Leidos Holdings, Inc.	2,884	187	Xcel Energy, Inc.	17,800		872
LogMeIn, Inc.	7,850	676	Zayo Group Holdings, Inc. (Æ)	9,563		286
Marvell Technology Group, Ltd.	15,240	250				12,066
Match Group, Inc. (Æ)(Ñ)	3,386	175

Microchip Technology, Inc. (Ñ)	5,517	363	Total Common Stocks
Motorola Solutions, Inc.	17,410	2,133
NetApp, Inc.	2,856	224	(cost $142,819)			147,846
ON Semiconductor Corp. (Æ)	1,599	27
Paycom Software, Inc. (Æ)	984	123	Short-Term Investments - 2.7%
Sanmina Corp. (Æ)	3,100	78	U. S. Cash Management Fund(@)	4,108,060	(8)	4,108
Skyworks Solutions, Inc.	5,543	481	Total Short-Term Investments
Synchronoss Technologies, Inc. (Æ)	72,686	430	(cost $4,108)			4,108

See accompanying notes which are an integral part of the financial statements.

100 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$

	Other Securities - 1.8%
	U. S. Cash Collateral Fund(×)(@)	2,663,241(8)	2,663
	Total Other Securities
	(cost $2,663)		2,663

	Total Investments 102.0%
	(identified cost $149,590)		154,617

	Other Assets and Liabilities, Net
-	(2.0%)		(2,963)
	Net Assets - 100.0%		151,654

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 101

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	4	USD	730	12/18	5
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					5

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$16,845	$—	$—	$—	$16,845	11.1
Consumer Staples	5,570	—	—	—	5,570	3.7
Energy	8,065	—	—	—	8,065	5.3
Financial Services	36,164	—	—	—	36,164	23.8
Health Care	16,680	—	—	—	16,680	11.0
Materials and Processing	8,491	—	—	—	8,491	5.6
Producer Durables	24,695	—	—	—	24,695	16.3
Technology	19,270	—	—	—	19,270	12.7
Utilities	12,066	—	—	—	12,066	8.0
Short-Term Investments	—	—	—	4,108	4,108	2.7
Other Securities	—	—	—	2,663	2,663	1.8
Total Investments	147,846	—	—	6,771	154,617	102.0
Other Assets and Liabilities, Net						(2.0)
						100.0
Other Financial Instruments
Assets
Futures Contracts	5	—	—	—	5	— *
A
Total Other Financial Instruments**	$5	$—	$—	$—	$5

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

102 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$5

Location: Statement of Assets and Liabilities - Liabilities
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$846

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(331)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 103

Russell Investment Company
U.S. Mid Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$2,607	$—	$2,607
Total Financial and Derivative Assets		2,607	—	2,607
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$2,607	$—	$2,607

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$137	$—	$137	$—
Citigroup	921	—	921	—
Goldman Sachs	385	—	385	—
Merrill Lynch	640	—	640	—
Societe Generale	524	—	524	—
Total	$2,607	$—	$2,607	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

104 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$149,590
Investments, at fair value(*)(>)	154,617
Cash	10
Receivables:
Dividends and interest	53
Dividends from affiliated funds	10
Investments sold	1,179
Fund shares sold	170
Variation margin on futures contracts	106
Total assets	156,145

Liabilities
Payables:
Investments purchased	688
Fund shares redeemed	955
Accrued fees to affiliates	113
Other accrued expenses	72
Payable upon return of securities loaned	2,663
Total liabilities	4,491

Net Assets	$151,654

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 105

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$17,128
Shares of beneficial interest	133
Additional paid-in capital	134,393
Net Assets	$151,654

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.38
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.07
Class A — Net assets	$6,067,629
Class A — Shares outstanding ($. 01 par value)	532,989
Net asset value per share: Class C(#)	$10.98
Class C — Net assets	$2,464,282
Class C — Shares outstanding ($. 01 par value)	224,517
Net asset value per share: Class S(#)	$11.43
Class S — Net assets	$143,122,107
Class S — Shares outstanding ($. 01 par value)	12,521,853
Amounts in thousands
(*) Securities on loan included in investments	$2,607
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$6,771

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

106 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$2,570
Dividends from affiliated funds	146
Interest	3
Securities lending income (net)	33
Total investment income	2,752

Expenses
Advisory fees	1,355
Administrative fees	81
Custodian fees	111
Distribution fees - Class A	16
Distribution fees - Class C	21
Transfer agent fees - Class A	13
Transfer agent fees - Class C	5
Transfer agent fees - Class S	321
Professional fees	65
Registration fees	46
Shareholder servicing fees - Class C	7
Trustees’ fees	5
Printing fees	23
Miscellaneous	20
Expenses before reductions	2,089
Expense reductions	(403)
Net expenses	1,686
Net investment income (loss)	1,066

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,891
Futures contracts	846
Net realized gain (loss)	13,737
Net change in unrealized appreciation (depreciation) on:
Investments	(12,690)
Futures contracts	(331)
Net change in unrealized appreciation (depreciation)	(13,021)
Net realized and unrealized gain (loss)	716
Net Increase (Decrease) in Net Assets from Operations	$1,782

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 107

Russell Investment Company
U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,066	$778
Net realized gain (loss)	13,737	15,920
Net change in unrealized appreciation (depreciation)	(13,021)	11,875
Net increase (decrease) in net assets from operations	1,782	28,573

Distributions (i)
To shareholders
Class A	(588)	(222)
Class C	(269)	(114)
Class S	(16,146)	(6,459)
Net decrease in net assets from distributions	(17,003)	(6,795)

Share Transactions*
Net increase (decrease) in net assets from share transactions	2,442	(5,975)
Total Net Increase (Decrease) in Net Assets	(12,779)	15,803

Net Assets
Beginning of period	164,433	148,630
End of period (ii)	$151,654	$164,433

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, and, S were $18, $1, and $860, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, and S were $204, $113, and $5,559, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $27. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

108 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	114	$1,373	92	$1,100
Proceeds from reinvestment of distributions	50	588	19	222
Payments for shares redeemed	(93)	(1,126)	(102)	(1,229)
Net increase (decrease)	71	835	9	93
Class C
Proceeds from shares sold	27	311	39	457
Proceeds from reinvestment of distributions	24	268	10	114
Payments for shares redeemed	(61)	(709)	(76)	(889)
Net increase (decrease)	(10)	(130)	(27)	(318)
Class S
Proceeds from shares sold	2,099	25,412	1,793	21,579
Proceeds from reinvestment of distributions	1,364	16,138	559	6,459
Payments for shares redeemed	(3,301)	(39,813)	(2,825)	(33,788)
Net increase (decrease)	162	1,737	(473)	(5,750)
Total increase (decrease)	223	$2,442	(491)	$(5,975)

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 109

Russell Investment Company
U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	12.56	. 06	. 04	. 10	(. 05)	(1.23)
October 31, 2017	10.94	. 03	2.08	2.11	(. 04)	(. 45)
October 31, 2016	12.47	. 07	. 18	. 25	(. 09)	(1.69)
October 31, 2015	13.27	. 03	. 29	. 32	(. 04)	(1.08)
October 31, 2014	13.26	. 01	1.46	1.47	(. 03)	(1.43)

Class C
October 31, 2018	12.19	(. 03)	. 05	. 02	—	(1.23)
October 31, 2017	10.68	(. 06)	2.02	1.96	—(f)	(. 45)
October 31, 2016	12.22	(. 01)	. 17	. 16	(. 01)	(1.69)
October 31, 2015	13.08	(. 06)	. 28	. 22	—	(1.08)
October 31, 2014	13.16	(. 09)	1.44	1.35	—	(1.43)

Class S
October 31, 2018	12.60	. 09	. 05	. 14	(. 08)	(1.23)
October 31, 2017	10.98	. 06	2.08	2.14	(. 07)	(. 45)
October 31, 2016	12.50	. 10	. 18	. 28	(. 11)	(1.69)
October 31, 2015	13.30	. 07	. 28	. 35	(. 07)	(1.08)
October 31, 2014	13.29	. 04	1.45	1.49	(. 05)	(1.43)

See accompanying notes which are an integral part of the financial statements.

110 U.S. Mid Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross	Net(d)	Net Assets(d)	Turnover Rate

(1.28)	11.38	. 48	6,068	1.46	1.22	. 41	92
(. 49)	12.56	19.67	5,802	1.47	1.22	. 26	96
(1.78)	10.94	2.94	4,956	1.47	1.22	. 68	127
(1.12)	12.47	2.29	5,259	1.40	1.22	. 26	120
(1.46)	13.27	12.05	4,560	1.42	1.22	. 07	96

(1.23)	10.98	(. 20)	2,464	2.21	1.97	(. 34)	92
(. 45)	12.19	18.75	2,859	2.22	1.97	(. 48)	96
(1.70)	10.68	2.19	2,790	2.22	1.97	(. 08)	127
(1.08)	12.22	1.52	2,882	2.15	1.97	(. 49)	120
(1.43)	13.08	11.18	1,968	2.17	1.97	(. 70)	96

(1.31)	11.43	. 80	143,122	1.21	. 97	. 65	92
(. 52)	12.60	19.89	155,772	1.22	. 97	. 52	96
(1.80)	10.98	3.26	140,884	1.22	. 97	. 92	127
(1.15)	12.50	2.53	195,724	1.15	. 97	. 51	120
(1.48)	13.30	12.28	197,354	1.17	. 97	. 33	96

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 111

Russell Investment Company
U.S. Mid Cap Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$75,045
Administration fees	6,559
Distribution fees	2,960
Shareholder servicing fees	547
Transfer agent fees	27,257
Trustee fees	504
$112,872

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$5,229	$57,449	$60,015	$—	$—	$2,663	$96	$—
U. S. Cash Management Fund	9,294	60,480	65,666	—	—	4,108	146	—
	$14,523	$117,929	$125,681	$—	$—	$6,771	$242	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$150,728,453
Unrealized Appreciation	$12,165,944
Unrealized Depreciation	(8,277,536)
Net Unrealized Appreciation (Depreciation)	$3,888,408
Undistributed Ordinary Income	$3,841,943
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$9,397,788
Tax Composition of Distributions
Ordinary Income	$7,224,448
Long-Term Capital Gains	$9,778,562

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

112 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

U. S. Small Cap Equity Fund - Class A‡			U. S. Small Cap Equity Fund - Class S
	Total			Total
	Return			Return
1 Year	(3.16)%		1 Year	3.04%
5 Years	5.91	%§	5 Years	7.45	%§
10 Years	11.68	%§	10 Years	12.62	%§

U. S. Small Cap Equity Fund - Class C			U. S. Small Cap Equity Fund - Class Y
	Total			Total
	Return			Return
1 Year	1.99%		1 Year	3.20%
5 Years	6.37	%§	5 Years	7.65	%§
			10 Years	12.83	%§
10 Years	11.50	%§

			Russell 2000® Index **
U. S. Small Cap Equity Fund - Class E
				Total
	Total			Return
	Return		1 Year	1.85%
1 Year	2.73%		5 Years	8.01	%§
5 Years	7.17	%§	10 Years	12.44	%§
10 Years	12.37	%§
			U.S. Small Cap Equity Linked Benchmark***
U. S. Small Cap Equity Fund - Class M‡‡				Total
	Total			Return
	Return		1 Year	1.85%
1 Year	3.15%		5 Years	8.01	%§
5 Years	7.49	%§	10 Years	13.33	%§
10 Years	12.64	%§

U. S. Small Cap Equity Fund - Class R6‡‡‡
	Total
	Return
1 Year	3.15%
5 Years	7.63	%§
10 Years	12.82	%§

U.S. Small Cap Equity Fund 113

Russell Investment Company
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The U. S. Small Cap Equity Fund (the “Fund”) employs a multi-	substantially amid concerns over rising interest rates, trade wars,
manager approach whereby portions of the Fund are allocated to	and decelerating global growth. During this sell off period, the
different money manager strategies. Fund assets not allocated to	best performing sectors were areas traditionally considered to be
money managers are managed by Russell Investment Management,	defensive such as utilities and consumer staples.
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An	How did the investment strategies and techniques employed
exemptive order from the Securities and Exchange Commission	by the Fund and its money managers affect its benchmark
(“SEC”) permits RIM to engage or terminate a money manager	relative performance?
at any time, subject to approval by the Fund’s Board, without a	Over the period, the Fund maintained exposure to small and
shareholder vote. Pursuant to the terms of the exemptive order,	micro capitalization stocks trading at discounted valuations
the Fund is required to notify its shareholders within 90 days of	as well as companies with higher quality characteristics such
when a money manager begins providing services. As of October	as lower financial leverage and higher profitability. Within the
31, 2018, the Fund had eight money managers.	U. S. small cap market, a preference for value over growth stocks negatively impacted benchmark relative performance for the first
What is the Fund’s investment objective?	ten months of the period but was heavily rewarded during the
The Fund seeks to provide long term capital growth.	market decline toward the end of the fiscal year as high growth

How did the Fund perform relative to its benchmark for the	and momentum stocks trading at expensive valuation levels sold
fiscal year ended October 31, 2018?	off most aggressively. The Fund’s quality positioning was also additive as companies with lower financial leverage outperformed.
For the fiscal year ended October 31, 2018, the Fund’s Class
A, Class C, Class E, Class M, Class R6, Class S and Class Y	From a sector standpoint, the Fund was positioned toward
Shares gained 2.75%, 1.99%, 2.73%, 3.15%, 3.15%, 3.04% and	areas expected to benefit from a healthy domestic consumer,
3.20%, respectively. This is compared to the Fund’s benchmark,	expansionary fiscal policy, and the normalization of monetary
the Russell 2000® Index, which gained 1.85% during the same	policy, such as the consumer discretionary, consumer staples,
period. The Fund’s performance includes operating expenses,	financials, and industrials sectors. The Fund benefited from
whereas index returns are unmanaged and do not include	overweights to consumer discretionary and consumer staples,
expenses of any kind.	while the overweights to financials and industrials slightly detracted. The Fund remained underweight the health care
For the fiscal year ended October 31, 2018, the Morningstar®	sector which was viewed as the most expensive segment of the
Small Blend Category, a group of funds that Morningstar considers	U. S. small cap market, but this also detracted over the period.
to have investment strategies similar to those of the Fund, lost
0.41%. This result serves as a peer comparison and is expressed	Strong stock selection by the Fund’s money managers was
net of operating expenses.	the primary driver of excess return during the period, led by outperforming holdings within the health care, technology, and
RIM may assign a money manager a specific style or	consumer staples sectors.
capitalization benchmark other than the Fund’s index. However,
the Fund’s primary index remains the benchmark for the Fund	The Fund employs discretionary money managers. The Fund’s
and is representative of the aggregate of each money manager’s	discretionary money managers select the individual portfolio
benchmark index.	securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash
How did market conditions affect the Fund’s performance?	balances.
The fiscal year ended October 31, 2018 saw the Fund outperform	With respect to certain of the Fund’s money managers, Timpani
the Russell 2000® Index and the Morningstar® Small Blend	Capital Management LLC was the best performing money manager
peer group. During the last two months of 2017 through the	for the fiscal year and outperformed the Russell 2000® Growth
end of August 2018, the U. S. small cap equity market produced	Index. Stock selection within the technology, health care, and
strong absolute returns. The rally was led by growth stocks with	consumer discretionary sectors positively impacted benchmark
high price momentum and lower levels of financial leverage,	relative performance. Sector allocation was also positive due
particularly within the health care and technology sectors, as U. S.	to overweights to the technology and health care sectors and an
companies posted strong quarterly earnings results boosted by	underweight to the real estate sector. From a factor perspective,
lower corporate tax rates. However, investor sentiment rotated	an overweight to companies with lower levels of financial leverage
heavily toward value and low volatility stocks during September	and a tilt towards companies with high forecasted earnings growth
and October 2018 as the U. S. small cap equity market declined	was also beneficial.

114 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Boston Partners Global Investors, Inc. faced the strongest	Describe any changes to the Fund’s structure or the money
headwinds over the fiscal year and underperformed the Russell	manager line-up.
2000® Value Index. Underperforming holdings within the energy	There were no changes to the Fund’s structure during the period.
and consumer discretionary sectors were the primary detractors
over the period. The money manager’s contrarian investment	Money Managers as of October 31,
philosophy led to a tilt away from stocks with high price momentum	2018	Styles
as well as a large underweight to the health care sector which also	Ancora Advisors, LLC	Small Cap Core
negatively impacted performance.	Boston Partners Global Investors, Inc.	Small Cap Value
	Copeland Capital Management LLC	Small Cap Dividend
During the period, RIM utilized a positioning strategy to control		Growth
Fund-level exposures and risks through the purchase of a stock	DePrince, Race & Zollo, Inc.	Small Cap Value
portfolio. Using the output from a quantitative model, the strategy	Falcon Point Capital, LLC	Small Cap Growth
seeks to position the portfolio to meet RIM’s overall preferred	Jacobs Levy Equity Management, Inc.	Small Cap Value/
Defensive
positioning with respect to Fund exposures along factor and	Penn Capital Management Company, Inc.	Micro Cap/Small Cap
industry dimensions. The Fund’s active positioning strategy		Core
provided exposure to RIM’s strategic equity beliefs associated	Timpani Capital Management LLC	Small Cap Growth
with value, quality, and low volatility factors. During the fiscal	The views expressed in this report reflect those of the
year, the strategy slightly underperformed the Russell 2000®	portfolio managers only through the end of the period
Index as both value and low volatility factors lagged in the U. S.	covered by the report. These views do not necessarily
small cap equity market. The impact of quality positioning was	represent the views of RIM, or any other person in RIM or
mixed as more profitable companies underperformed, while those	any other affiliated organization. These views are subject to
with lower levels of financial leverage outperformed. From a	change at any time based upon market conditions or other
sector perspective, the positioning strategy was overweight the	events, and RIM disclaims any responsibility to update the
financials and technology sectors and underweight the materials	views contained herein. These views should not be relied on
and industrials sectors which had an overall positive impact on	as investment advice and, because investment decisions for
benchmark relative performance.	a Russell Investment Company (“RIC”) Fund are based on
During the period, RIM partially equitized the Fund’s cash using	numerous factors, should not be relied on as an indication
index futures contracts to provide the Fund with greater market	of investment decisions of any RIC Fund.
exposure. This had a positive impact on the Fund’s absolute
performance.

U.S. Small Cap Equity Fund 115

Russell Investment Company
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500TM Index through December 31, 2011 and the returns of the Russell 2000® Index thereafter.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares are the returns of the Fund’s Class S
Shares for the periods September 2, 2008 through March 16, 2017. The returns shown prior to September 2, 2008 are the returns of the Fund’s Class I Shares.
Class M Shares will have substantially similar annual returns as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S and
Class I Shares. Class I Shares are no longer offered and were reclassified as S Shares on August 18, 2017.

‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

116 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$997.10	$1,018.95
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.24	$6.31
Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	October 31, 2018	$993.20	$1,015.17
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.00	$10.11

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.99%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	May 1, 2018	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	October 31, 2018	$996.80	$1,018.95
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.24	$6.31
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) .

U.S. Small Cap Equity Fund 117

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$999.10	$1,020.92
Expenses Paid During Period*	$4.28	$4.33

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$998.70	$1,021.07
Expenses Paid During Period*	$4.13	$4.18

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$998.40	$1,020.42
Expenses Paid During Period*	$4.79	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$999.10	$1,021.22
Expenses Paid During Period*	$3.98	$4.02

* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

118 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 94.8%			DSW, Inc. Class A	29,842	792
Consumer Discretionary - 14.1%			Eldorado Resorts, Inc. (Æ)	184,035	6,717
2U, Inc. (Æ)	22,443	1,412	Entravision Communications Corp. Class A	99,021	489
Aaron's, Inc. Class A	65,011	3,064	Eros International PLC(Æ)(Ñ)	32,190	321
Abercrombie & Fitch Co. Class A	38,803	764	Ethan Allen Interiors, Inc.	37,454	717
Adtalem Global Education, Inc. (Æ)	27,677	1,401	EVINE Live, Inc. (Å)(Æ)	554,200	571
AH Belo Corp. Class A(Å)	135,667	620	EW Scripps Co. (The) Class A	47,096	792
AMC Entertainment Holdings, Inc. Class			Extended Stay America, Inc.	216,987	3,533
A(Ñ)	24,777	477	First Cash Financial Services, Inc.	12,881	1,036
American Eagle Outfitters, Inc.	49,812	1,149	Fitbit, Inc. Class A(Æ)(Ñ)	67,600	320
American Public Education, Inc. (Æ)	27,782	909	Five Below, Inc. (Æ)	15,037	1,712
Asbury Automotive Group, Inc. (Æ)	8,600	560	Floor & Decor Holdings, Inc. Class A(Æ)	17,366	444
Aspen Group, Inc. (Å)(Æ)	301,806	1,720	Fortress Transportation & Infrastructure
At Home Group, Inc. (Æ)	14,413	394	Investors LLC(Å)	478,846	7,973
Avon Products, Inc. (Æ)	48,500	95	Fossil Group, Inc. (Æ)(Ñ)	120,260	2,611
B. Riley Financial, Inc. (Å)	126,312	2,432	Foundation Building Materials, Inc. (Æ)	20,898	199
Barnes & Noble Education, Inc. (Æ)	234,380	1,338	Full House Resorts, Inc. (Å)(Æ)	732,154	2,006
Beasley Broadcasting Group, Inc. Class A	34,370	229	GameStop Corp. Class A(Ñ)	53,500	781
Bed Bath & Beyond, Inc. (Ñ)	55,586	764	Gannett Co. , Inc.	36,700	356
Big Lots, Inc. (Ñ)	102,333	4,249	Genesco, Inc. (Æ)	71,115	3,043
BJ's Restaurants, Inc.	55,620	3,403	G-III Apparel Group, Ltd. (Æ)	30,921	1,233
BJ's Wholesale Club Holdings, Inc. (Æ)	51,022	1,130	Golden Entertainment, Inc. (Æ)	48,208	876
BMC Stock Holdings, Inc. (Æ)	54,600	914	Grand Canyon Education, Inc. (Æ)	25,358	3,162
Bojangles', Inc. (Æ)	151,060	2,388	Gray Television, Inc. (Æ)	83,623	1,448
Boot Barn Holdings, Inc. (Æ)	151,477	3,738	Group 1 Automotive, Inc.	9,400	543
Brunswick Corp.	1,200	62	Haverty Furniture Cos. , Inc.	20,660	419
Buckle, Inc. (The)(Ñ)	40,775	832	Hibbett Sports, Inc. (Æ)	155,303	2,713
Build-A-Bear Workshop, Inc. Class A(Æ)	900	8	Hooker Furniture Corp.	4,648	136
Cable One, Inc.	6,197	5,551	Inspired Entertainment, Inc. (Å)(Æ)(Ñ)	58,649	373
Caleres, Inc.	26,771	916	Instructure, Inc. (Æ)	10,813	404
Camping World Holdings, Inc. Class A(Ñ)	12,219	210	International Speedway Corp. Class A	2,800	105
Canada Goose Holdings, Inc. (Æ)(Ñ)	43,722	2,386	J Alexander's Holdings, Inc. (Å)(Æ)	225,822	2,382
Cardlytics, Inc. (Æ)(Ñ)	30,804	652	Jack in the Box, Inc.	68,288	5,390
Carriage Services, Inc. Class A	104,946	2,000	K12, Inc. (Æ)	27,270	584
Cato Corp. (The) Class A	60,104	1,159	KB Home	33,508	669
Central Garden & Pet Co. (Æ)(Ñ)	42,730	1,388	Kirkland's, Inc. (Æ)	81,583	825
Central Garden & Pet Co. Class A(Æ)	117,789	3,492	La-Z-Boy, Inc. Class Z	29,463	819
Century Casinos, Inc. (Å)(Æ)	218,867	1,365	Lee Enterprises, Inc. (Å)(Æ)(Ñ)	903,320	2,412
Century Communities, Inc. (Æ)	96,200	2,041	LGI Homes, Inc. (Æ)(Ñ)	23,800	1,018
Chegg, Inc. (Æ)	161,786	4,414	Libbey, Inc.	391,355	2,951
Chico's FAS, Inc.	182,824	1,402	Lifetime Brands, Inc.	55,700	576
Children's Place, Inc. (The)(Ñ)	20,382	3,045	Lovesac Co. (The)(Æ)(Ñ)	61,115	1,164
Chuy's Holdings, Inc. (Æ)	90,148	2,197	Madison Square Garden Co. (The) Class A(Æ)	2,405	665
Citi Trends, Inc.	67,470	1,709	Malibu Boats, Inc. Class A(Æ)	8,974	361
Clarus Corp.	52,700	517	Marchex, Inc. Class B	32,102	89
Conn's, Inc. (Æ)	236,870	6,581	Marriott Vacations Worldwide Corp.	11,012	974
Cooper Tire & Rubber Co.	306,040	9,453	Matthews International Corp. Class A	10,039	418
Cooper-Standard Holdings, Inc. (Æ)	15,577	1,443	MDC Partners, Inc. Class A(Æ)	269,400	665
Cracker Barrel Old Country Store, Inc. (Ñ)	7,678	1,218	Meredith Corp. (Ñ)	102,750	5,298
CSS Industries, Inc.	1,227	16	New York & Co. , Inc. (Æ)	14,245	56
Dana Holding Corp.	48,906	761	Nexstar Media Group, Inc. Class A	52,235	3,912
Dave & Buster's Entertainment, Inc.	7,000	417	Noodles & Co. Class A(Æ)(Ñ)	260,205	2,454
Deckers Outdoor Corp. (Æ)	19,000	2,416	Nutrisystem, Inc.	35,325	1,256
Del Taco Restaurants, Inc. (Æ)	180,000	1,962	Office Depot, Inc.	252,220	646
Delta Apparel, Inc. (Å)(Æ)	77,216	1,473	Ollie's Bargain Outlet Holdings, Inc. (Æ)	46,059	4,279
Denny's Corp. (Æ)	14,400	250	OptimizeRx Corp. (Å)(Æ)	42,194	690
Diversified Restaurant Holdings, Inc. (Å)(Æ)	410,900	604	Oxford Industries, Inc.	10,096	898

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 119

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Papa John's International, Inc. (Ñ)	37,813	2,062	elf Beauty, Inc. (Æ)(Ñ)	65,000	690
Peak Resorts, Inc. (Å)	136,812	705	Energizer Holdings, Inc.	103,938	6,109
Penn National Gaming, Inc. (Æ)	31,819	773	Farmer Brothers Co. (Æ)	12,988	313
PetIQ, Inc. (Æ)	153,641	4,865	Flowers Foods, Inc.	171,560	3,313
Planet Fitness, Inc. Class A(Æ)	81,518	4,001	Fresh Del Monte Produce, Inc.	28,644	946
Pool Corp.	42,439	6,185	J&J Snack Foods Corp.	27,604	4,311
Potbelly Corp. (Æ)	52,916	618	Lancaster Colony Corp.	10,927	1,873
PriceSmart, Inc.	14,324	1,005	Medifast, Inc.	9,334	1,975
Red Lion Hotels Corp. (Æ)	101,600	1,110	MGP Ingredients, Inc. (Ñ)	19,324	1,375
Red Rock Resorts, Inc. Class A	25,044	580	National Beverage Corp. (Æ)(Ñ)	15,777	1,458
Regis Corp. (Æ)	8,900	150	National Vision Holdings, Inc. (Æ)	35,749	1,481
Rocky Brands, Inc.	2,657	76	Nomad Foods, Ltd. (Æ)	160,816	3,072
Rosetta Stone, Inc. (Æ)	17,500	364	PetMed Express, Inc. (Ñ)	103,562	2,894
Ruth's Hospitality Group, Inc.	56,167	1,518	Primo Water Corp. (Æ)	52,479	875
Sally Beauty Holdings, Inc. (Æ)(Ñ)	117,600	2,094	Pyxus International, Inc. (Æ)(Ñ)	46,231	1,098
Scholastic Corp.	8,842	384	Sanderson Farms, Inc.	30,891	3,040
Scientific Games Corp. Class A(Æ)	27,995	623	Simply Good Foods Co. (The)(Æ)	93,384	1,771
SeaWorld Entertainment, Inc. (Æ)	12,842	335	TreeHouse Foods, Inc. (Æ)	87,960	4,007
Shoe Carnival, Inc.	20,261	825	United Natural Foods, Inc. (Æ)	35,228	766
Signet Jewelers, Ltd.	31,845	1,784	Universal Corp.	61,044	4,142
Sinclair Broadcast Group, Inc. Class A	14,822	425	USANA Health Sciences, Inc. (Æ)	4,210	493
Skyline Corporation	21,400	510	Weis Markets, Inc.	22,706	1,048
Sportsman's Warehouse Holdings, Inc. (Æ)	225,800	1,136			66,847
Stamps. com, Inc. (Æ)	5,155	1,042
Standard Motor Products, Inc.	74,926	4,054	Energy - 3.5%
Steven Madden, Ltd.	29,917	936	Arch Coal, Inc. Class A	30,782	2,952
Strategic Education, Inc. (Æ)	55,638	7,001	C&J Energy Services, Inc. (Æ)	34,453	647
Sturm Ruger & Co. , Inc. (Ñ)	58,913	3,498	Callon Petroleum Co. (Æ)	63,954	638
Superior Uniform Group, Inc. (Å)	157,799	2,744	Carrizo Oil & Gas, Inc. (Æ)	112,987	2,057
Tailored Brands, Inc. (Ñ)	25,600	538	Civeo Corp. (Æ)	91,947	262
TEGNA, Inc.	104,425	1,205	CONSOL Energy, Inc. (Æ)	33,960	1,353
Tenneco, Inc. Class A	15,960	550	Dawson Geophysical Co. (Æ)	2,472	14
Texas Roadhouse, Inc. Class A	18,367	1,110	Delek US Holdings, Inc.	39,273	1,442
Thor Industries, Inc.	38,684	2,694	Dril-Quip, Inc. (Æ)	16,240	691
Tile Shop Holdings, Inc.	262,600	1,707	Eclipse Resources Corp. (Æ)	866,200	987
Tilly's, Inc. Class A	51,900	921	Exterran Corp. (Æ)	7,729	161
Tower International, Inc.	99,260	2,947	Flotek Industries, Inc. (Æ)(Ñ)	18,700	34
Town Sports International Holdings, Inc. (Æ)	1,500	12	Gores Holdings, Inc. Class A(Æ)	227,731	2,368
TravelCenters of America LLC(Å)(Æ)	522,649	2,436	Gulfport Energy Corp. (Æ)	307,016	2,797
TRI Pointe Group, Inc. (Æ)	39,200	466	Helix Energy Solutions Group, Inc. (Æ)	84,842	723
Tribune Publishing Co. (Æ)	1,700	26	Independence Contract Drilling, Inc. (Æ)	90,072	361
Tuesday Morning Corp. (Æ)(Ñ)	117,300	358	Keane Group, Inc. (Æ)	49,738	625
Urban One, Inc. (Å)(Æ)	310,604	724	KLX Energy Services Holdings, Inc. (Å)(Æ)	58,116	1,679
Vera Bradley, Inc. (Æ)	64,305	848	Laredo Petroleum, Inc. (Æ)	116,417	610
Vista Outdoor, Inc. (Æ)	8,800	110	Mammoth Energy Services, Inc.	112,438	2,807
VOXX International Corp. Class A(Æ)	22,986	117	Matrix Service Co. (Æ)	69,186	1,407
		250,538	McDermott International, Inc. (Æ)	140,686	1,087
			Nabors Industries, Ltd.	656,947	3,265
Consumer Staples - 3.8%			Natural Gas Services Group, Inc. (Æ)	41,600	803
Andersons, Inc. (The)	74,545	2,684	NCS Multistage Holdings, Inc. (Æ)(Ñ)	65,900	745
B&G Foods, Inc. Class A(Ñ)	59,421	1,547	Newpark Resources, Inc. (Æ)(Ñ)	285,803	2,347
Boston Beer Co. , Inc. Class A(Æ)	4,172	1,282	Nine Energy Service, Inc. (Æ)	7,486	277
Calavo Growers, Inc. (Ñ)	45,632	4,425	Noble Corp. PLC(Æ)	157,465	790
Casey's General Stores, Inc.	33,050	4,168	Northern Oil and Gas, Inc. (Æ)	87,251	257
Coca-Cola Bottling Co. Consolidated	370	64	Par Pacific Holdings, Inc. (Æ)(Ñ)	26,936	476
Core-Mark Holding Co. , Inc.	144,151	5,535	Patterson-UTI Energy, Inc.	37,797	629
Craft Brew Alliance, Inc. (Æ)	5,000	92	PBF Energy, Inc. Class A	4,300	180

See accompanying notes which are an integral part of the financial statements.

120 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Peabody Energy Corp.	43,106	1,528	Brighthouse Financial, Inc. (Æ)	72,660	2,880
Phillips 66 Partners, LP(Ñ)	79,620	3,895	Brixmor Property Group, Inc. (ö)	58,900	954
Profire Energy, Inc. (Æ)(Ñ)	264,315	602	Brookline Bancorp, Inc.	1,282	20
Renewable Energy Group, Inc. (Æ)	25,923	806	Bryn Mawr Bank Corp.	10,889	435
REX American Resources Corp. (Æ)	13,904	1,031	Byline Bancorp, Inc. (Æ)	49,000	1,078
RigNet, Inc. (Æ)	33,600	575	Cadence Bancorp	34,255	756
Rowan Cos. PLC Class A(Æ)	46,588	741	Cannae Holdings, Inc. (Æ)	213,815	3,949
RPC, Inc. (Ñ)	174,506	2,597	Capital City Bank Group, Inc. (Å)	64,690	1,533
SEACOR Holdings, Inc. (Æ)	10,510	504	Capstar Financial Holdings, Inc. (Å)	20,502	303
SemGroup Corp. Class A	53,990	998	Carolina Financial Corp.	8,581	284
Solaris Oilfield Infrastructure, Inc. Class			Cass Information Systems, Inc.	12,339	816
A(Æ)(Ñ)	133,649	1,765	CatchMark Timber Trust, Inc. Class A(ö)	209,308	1,852
Southwestern Energy Co. (Æ)	209,489	1,119	Cathay General Bancorp	47,905	1,804
SunCoke Energy, Inc. (Æ)	169,131	1,895	Cedar Realty Trust, Inc. (ö)	272,500	1,027
Superior Energy Services, Inc. (Æ)	70,500	552	CenterState Bank Corp.	52,603	1,293
TETRA Technologies, Inc. (Å)(Æ)	331,100	983	Central Pacific Financial Corp.	146,648	3,965
TPI Composites, Inc. (Æ)	118,643	2,996	Central Valley Community Bancorp	7,442	151
Unit Corp. (Æ)	112,287	2,597	Century Bancorp, Inc. Class A(Å)	17,800	1,337
Warrior Met Coal, Inc.	35,937	1,006	Chemical Financial Corp.	21,109	989
World Fuel Services Corp.	9,400	301	Chemung Financial Corp.	225	10
		61,962	Cherry Hill Mortgage Investment Corp. (ö)	12,260	220
			Chesapeake Lodging Trust(ö)	82,647	2,429
Financial Services - 22.2%			Civista Bancshares, Inc. (Å)	44,493	1,030
1st Source Corp.	7,311	341	CNO Financial Group, Inc.	182,493	3,449
Acadia Realty Trust(ö)	33,156	923	Cohen & Steers, Inc.	131,266	5,039
Alexander & Baldwin, Inc. (Æ)	2,077	41	Columbia Banking System, Inc.	26,770	993
Altisource Portfolio Solutions SA(Æ)(Ñ)	27,746	700	Commerce Bancshares, Inc.	1,400	89
Amalgamated Bank Class A(Å)	15,994	310	Community Bank System, Inc.	17,705	1,034
American Equity Investment Life Holding			Community Bankers Trust Corp. (Å)(Æ)	43,003	366
Co.	56,136	1,753	Community Trust Bancorp, Inc.	26,927	1,226
American National Bankshares, Inc.	2,578	93	Consolidated-Tomoka Land Co.	21,900	1,268
Ameris Bancorp	33,400	1,433	CoreCivic, Inc. (Æ)	20,900	469
AMERISAFE, Inc. (Ñ)	55,960	3,642	Cousins Properties, Inc. (ö)	130,331	1,083
Argo Group International Holdings, Ltd.	19,040	1,173	Cowen Group, Inc. Class A(Æ)(Ñ)	49,000	725
Artisan Partners Asset Management, Inc.			CyrusOne, Inc. (ö)	35,147	1,871
Class A	19,600	537	Diamond Hill Investment Group, Inc.	12,203	2,101
Ashford Hospitality Trust, Inc. (ö)	80,000	412	DiamondRock Hospitality Co. (ö)	89,189	932
Associated Capital Group, Inc. Class A(Ñ)	17,262	669	Donegal Group, Inc. Class A	3,651	49
Atlantic Capital Bancshares, Inc. (Æ)	101,072	1,523	Eagle Bancorp, Inc. (Æ)	36,653	1,802
Axos Financial, Inc. (Æ)	25,624	778	East West Bancorp, Inc.	11,510	604
Banc of California, Inc.	37,307	595	Easterly Government Properties, Inc. (ö)	147,375	2,678
BancFirst Corp.	17,094	981	EastGroup Properties, Inc. (ö)	8,670	830
Banco Latinoamericano de Comercio Exterior			EMC Insurance Group, Inc.	6,364	153
SA Class E	38,955	668	Employers Holdings, Inc.	27,519	1,265
Bancorp, Inc. (The)(Æ)	56,513	593	Enstar Group, Ltd. (Æ)	4,821	875
BancorpSouth Bank	33,481	961	Enterprise Financial Services Corp.	51,012	2,216
Bank of Commerce Holdings	5,721	68	Equity Commonwealth(ö)	19,400	578
Bank of Marin Bancorp	7,753	659	Essent Group, Ltd. (Æ)	59,046	2,328
Bank of NT Butterfield & Son, Ltd. (The)	48,364	1,948	Essential Properties Realty Trust, Inc. (ö)(Þ)	30,700	418
Bank of Princeton (The)	1,676	47	Euronet Worldwide, Inc. (Æ)	4,705	523
Bank OZK	107,412	2,939	Evans Bancorp, Inc.	200	9
BankFinancial Corp.	8,703	123	Evercore, Inc. Class A	57,076	4,662
Banner Corp. (Ñ)	59,650	3,449	Everi Holdings, Inc. (Æ)	118,566	854
Beneficial Bancorp, Inc. (Æ)	24,092	377	Ezcorp, Inc. Class A(Æ)	70,463	700
BOK Financial Corp.	3,488	299	FB Financial Corp.	14,019	511
Boston Private Financial Holdings, Inc.	53,508	722	Federal Agricultural Mortgage Corp. Class C	55,344	3,865
Bridgewater Bancshares, Inc. (Æ)	16,781	186	Federated Investors, Inc. Class B	50,843	1,254

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 121

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
FedNat Holding Co.	15,667	337	Independence Realty Trust, Inc. (ö)	235,956	2,338
FGL Holdings(Æ)	115,117	909	Independent Bank Corp. (Å)	224,201	5,237
Fidelity Southern Corp.	29,194	678	Independent Bank Group, Inc.	11,005	637
Financial Institutions, Inc.	14,853	424	Industrial Logistics Properties Trust(Ñ)(ö)	42,543	919
First Bancorp(Ñ)	38,891	1,434	Innovative Industrial Properties, Inc. (ö)	10,645	436
First BanCorp(Æ)	295,989	2,732	Investar Holding Corp.	947	25
First Bancshares, Inc.	3,878	140	Investors Bancorp, Inc.	80,596	901
First Busey Corp.	90,740	2,533	Investors Real Estate Trust(ö)	353,700	1,921
First Business Financial Services, Inc.	5,737	120	iStar, Inc. (Ñ)(ö)	71,466	750
First Commonwealth Financial Corp.	45,178	610	James River Group Holdings, Ltd.	103,980	4,003
First Defiance Financial Corp.	24,064	655	Jernigan Capital, Inc. (ö)	27,316	535
First Financial Bancorp	34,984	916	Kearny Financial Corp. (Å)	562,487	7,279
First Financial Corp.	5,607	257	Kemper Corp.	22,900	1,722
First Foundation, Inc. (Æ)	168,800	2,736	Kennedy-Wilson Holdings, Inc.	252,904	4,800
First Hawaiian, Inc.	173,543	4,301	Kinsale Capital Group, Inc.	7,100	424
First Horizon National Corp.	214,710	3,465	Ladder Capital Corp. Class A(ö)	86,600	1,458
First Industrial Realty Trust, Inc. (ö)	40,063	1,230	Ladenburg Thalmann Financial Services, Inc.	13,300	37
First Interstate BancSystem, Inc. Class A	20,095	833	Lakeland Bancorp, Inc.	30,829	508
First Merchants Corp.	19,236	800	LaSalle Hotel Properties(ö)	37,977	1,254
First Midwest Bancorp, Inc.	35,514	815	LegacyTexas Financial Group, Inc. (Æ)	19,352	746
Flagstar Bancorp, Inc. (Æ)	21,087	649	Live Oak Bancshares, Inc.	34,698	638
FNB Corp.	456,452	5,400	LPL Financial Holdings, Inc. (Ñ)	14,744	908
Franklin Financial Network, Inc. (Æ)	16,741	568	LTC Properties, Inc. (ö)	13,500	577
FRP Holdings, Inc. (Æ)(Þ)	20,373	987	Marcus & Millichap, Inc. (Æ)	18,979	659
Fulton Financial Corp.	146,136	2,340	MB Financial, Inc.	23,260	1,033
GAIN Capital Holdings, Inc. (Ñ)	109,775	839	Medical Properties Trust, Inc. (ö)	227,211	3,376
Genworth Financial, Inc. Class A(Æ)	232,879	997	Mercantile Bank Corp.	2,400	76
GEO Group, Inc. (The)(ö)	169,472	3,747	Meridian Bancorp, Inc.	54,841	869
German American Bancorp, Inc.	7,873	250	Metropolitan Bank Holding Corp. (Æ)	2,590	95
Getty Realty Corp. (ö)	63,660	1,708	MGIC Investment Corp. (Æ)	249,284	3,043
Glacier Bancorp, Inc.	25,828	1,095	MidWestOne Financial Group, Inc.	6,286	181
Global Indemnity, Ltd.	1,200	43	Morningstar, Inc.	42,627	5,320
Great Southern Bancorp, Inc.	12,460	675	MutualFirst Financial, Inc.	1,443	51
Green Dot Corp. Class A(Æ)	80,214	6,076	National Bank Holdings Corp. Class A	93,250	3,148
Greenhill & Co. , Inc.	122,350	2,698	National Commerce Corp. (Æ)	25,772	956
Greenlight Capital Re, Ltd. Class A(Æ)	56,094	650	National Health Investors, Inc. (ö)	14,487	1,064
Guaranty Bancshares, Inc.	1,036	31	National Western Life Group, Inc. Class A	2,927	788
Hallmark Financial Services, Inc. (Å)(Æ)	177,453	1,977	Navigators Group, Inc. (The)	15,179	1,050
Hamilton Lane, Inc. Class A	13,941	535	NexPoint Residential Trust, Inc. (Å)(ö)	114,474	4,080
Hancock Holding Co.	63,957	2,684	Nicolet Bankshares, Inc. (Æ)	1,148	61
Hanover Insurance Group, Inc. (The)	6,900	769	NMI Holdings, Inc. Class A(Æ)	104,870	2,217
HarborOne Bancorp, Inc. (Æ)	5,414	99	Northeast Bancorp(Å)	71,577	1,347
Health Insurance Innovations, Inc. Class			Northfield Bancorp, Inc.	74,000	975
A(Æ)(Ñ)	120,608	5,898	Northrim BanCorp, Inc.	6,358	242
Healthcare Realty Trust, Inc. (ö)	38,991	1,086	Northwest Bancshares, Inc.	12,334	199
Heartland Financial USA, Inc.	6,040	321	OFG Bancorp	16,100	275
Heritage Commerce Corp.	64,125	930	Old Line Bancshares, Inc.	8,691	260
Heritage Financial Corp.	42,526	1,391	Old National Bancorp	40,141	717
Heritage Insurance Holdings, Inc. (Ñ)	12,867	180	Old Second Bancorp, Inc. (Å)	208,700	2,968
Hersha Hospitality Trust Class A(ö)	29,464	517	Origin Bancorp, Inc.	42,000	1,569
Home Bancorp, Inc.	4,902	195	Orrstown Financial Services, Inc.	3,436	70
Home BancShares, Inc.	323,653	6,163	Outfront Media, Inc. (ö)	228,397	4,047
HomeStreet, Inc. (Æ)	169,800	4,411	Pacific Premier Bancorp, Inc. (Æ)	21,418	626
HomeTrust Bancshares, Inc.	5,470	149	Park National Corp.	2,267	207
Hope Bancorp, Inc.	54,620	791	PCSB Financial Corp. (Å)	121,210	2,269
Horace Mann Educators Corp.	55,510	2,181	Peapack Gladstone Financial Corp. (Å)	123,403	3,331
Iberiabank Corp.	53,979	4,021	Pebblebrook Hotel Trust(Ñ)(ö)	27,469	926

See accompanying notes which are an integral part of the financial statements.

122 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Peoples Bancorp, Inc.	12,654	433	Texas Capital Bancshares, Inc. (Æ)	4,397	287
People's Utah Bancorp	1,600	54	Third Point Reinsurance, Ltd. (Æ)	105,335	1,165
Physicians Realty Trust(ö)	75,527	1,252	Tier REIT, Inc. (ö)	27,472	595
Piedmont Office Realty Trust, Inc. Class A(ö)	36,800	663	TriCo Bancshares	48,260	1,739
Popular, Inc.	67,850	3,528	TriState Capital Holdings, Inc. (Æ)	14,299	361
Potlatch Corp. (ö)	46,285	1,678	TrustCo Bank Corp.	73,901	554
Primerica, Inc.	19,439	2,134	Trustmark Corp.	28,680	883
ProAssurance Corp.	26,824	1,178	UMB Financial Corp.	37,603	2,401
Prosperity Bancshares, Inc.	84,904	5,521	UMH Properties, Inc. (ö)	124,500	1,784
Protective Insurance Corp. Class B	3,392	78	Umpqua Holdings Corp.	185,034	3,553
Provident Financial Services, Inc.	34,682	846	United Bankshares, Inc.	27,536	913
PS Business Parks, Inc. (ö)	13,182	1,721	United Community Banks, Inc.	43,000	1,069
Pzena Investment Management, Inc. Class			United Community Financial Corp.	19,200	176
A(Å)	237,051	2,385	United Financial Bancorp, Inc. (Å)	218,200	3,371
QCR Holdings, Inc.	16,659	607	United Fire Group, Inc.	18,663	1,005
QTS Realty Trust, Inc. Class A(ö)	87,507	3,353	Universal Insurance Holdings, Inc.	29,523	1,240
R1 RCM, Inc. (Æ)	245,423	2,079	Urstadt Biddle Properties, Inc. Class A(ö)	6,773	135
Radian Group, Inc.	56,258	1,080	Valley National Bancorp	91,908	917
Rayonier, Inc. (ö)	3,840	116	Veritex Holdings, Inc. (Æ)	29,526	696
RBB Bancorp	1,350	29	VICI Properties, Inc. (ö)	24,500	529
RE/MAX Holdings, Inc. Class A	29,321	1,096	Voya Financial, Inc.	4,700	206
Reinsurance Group of America, Inc. Class A	1,690	241	Waddell & Reed Financial, Inc. Class A	106,978	2,040
Renasant Corp.	35,727	1,246	Washington Federal, Inc.	42,857	1,207
Republic Bancorp, Inc. Class A	1,824	82	WesBanco, Inc.	24,706	991
Retail Opportunity Investments Corp. (ö)	353,823	6,223	Westamerica Bancorporation(Ñ)	56,372	3,282
Retail Properties of America, Inc. Class A(ö)	10,800	133	Western Alliance Bancorp(Æ)	6,672	322
Retail Value, Inc. (Æ)(ö)	18,551	520	Wintrust Financial Corp.	49,286	3,752
Riverview Bancorp, Inc.	11,272	95	WisdomTree Investments, Inc.	90,182	701
RLI Corp.	15,054	1,113	WSFS Financial Corp.	30,271	1,287
RLJ Lodging Trust(ö)	181,848	3,535	Xenia Hotels & Resorts, Inc. (ö)	81,315	1,671
Ryman Hospitality Properties, Inc. (ö)	84,877	6,585			394,372
S&T Bancorp, Inc.	21,111	847
Sabra Health Care REIT, Inc. (ö)	60,100	1,301	Health Care - 12.8%
Safety Insurance Group, Inc.	9,958	829	Accuray, Inc. (Æ)	355,900	1,598
Selective Insurance Group, Inc.	41,536	2,694	Achillion Pharmaceuticals, Inc. (Æ)	27,200	78
Seritage Growth Properties(Ñ)(ö)	28,000	1,065	Acorda Therapeutics, Inc. (Æ)	38,521	736
ServisFirst Bancshares, Inc.	22,658	815	Addus HomeCare Corp. (Æ)	41,475	2,717
Shore Bancshares, Inc.	4,676	75	Adverum Biotechnologies, Inc. (Æ)	5,400	23
Sierra Bancorp	14,060	383	Akebia Therapeutics, Inc. (Æ)	22,660	170
Silvercrest Asset Management Group, Inc.			Alder Biopharmaceuticals, Inc. (Æ)	4,300	55
Class A(Å)	99,900	1,437	Aldeyra Therapeutics, Inc. (Æ)	85,187	917
Simmons First National Corp. Class A	30,079	806	Allscripts Healthcare Solutions, Inc. (Æ)	305,734	3,641
SITE Centers Corp. (ö)	120,200	1,494	AMAG Pharmaceuticals, Inc. (Æ)	61,057	1,313
South State Corp.	32,986	2,232	AnaptysBio, Inc. (Æ)	9,394	702
Southern First Bancshares, Inc. (Æ)	1,709	61	AngioDynamics, Inc. (Æ)	883	18
Southern Missouri Bancorp, Inc.	1,304	44	Anika Therapeutics, Inc. (Æ)(Ñ)	19,410	694
Southside Bancshares, Inc.	21,780	690	Antares Pharma, Inc. (Æ)	733,096	2,192
SP Plus Corp. (Æ)	3,819	122	Apellis Pharmaceuticals, Inc. (Æ)	37,755	528
STAG Industrial, Inc. (ö)	33,618	890	Apollo Endosurgery, Inc. (Å)(Æ)	224,973	1,278
State Auto Financial Corp. (Å)	50,878	1,617	Applied Genetic Technologies Corp. (Æ)	11,867	75
State Bank Financial Corp.	91,824	2,348	Aratana Therapeutics, Inc. (Æ)	13,300	79
Sterling Bancorp	10,030	180	Ardelyx, Inc. (Æ)	9,300	26
Stifel Financial Corp.	20,648	944	Array BioPharma, Inc. (Æ)	70,844	1,148
Sunstone Hotel Investors, Inc. (ö)	200,353	2,899	Assertio Therapeutics, Inc. (Æ)	10,500	51
Synovus Financial Corp.	10,380	390	Atrion Corp.	1,165	795
TCF Financial Corp.	77,228	1,613	AxoGen, Inc. (Æ)	31,270	1,166
Territorial Bancorp, Inc.	5,855	159	Bellicum Pharmaceuticals, Inc. (Æ)	6,200	25

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 123

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
BioTelemetry, Inc. (Æ)	130,414	7,578	MEI Pharma, Inc. (Æ)	31,250	104
Blueprint Medicines Corp. (Æ)	12,444	756	Menlo Therapeutics, Inc. (Æ)	500	3
Calithera Biosciences, Inc. (Æ)	5,200	25	Merit Medical Systems, Inc. (Æ)	93,133	5,320
Cambrex Corp. (Æ)	14,732	785	Merrimack Pharmaceuticals, Inc. (Æ)	4,700	18
Cantel Medical Corp.	44,515	3,523	MiMedx Group, Inc. (Æ)(Ñ)	129,002	751
Cardiovascular Systems, Inc. (Æ)	68,437	1,920	Minerva Neurosciences, Inc. (Æ)	85,866	942
CareDx, Inc. (Æ)	93,891	2,451	Myriad Genetics, Inc. (Æ)	94,016	4,234
Chemed Corp.	23,473	7,144	NantKwest, Inc. (Æ)	17,100	37
Chimerix, Inc. (Æ)	48,647	170	Natera, Inc. (Æ)	32,355	711
Cidara Therapeutics, Inc. (Æ)(Ñ)	7,600	30	Neogen Corp. (Æ)	12,291	746
Clearside Biomedical, Inc. (Æ)(Ñ)	91,544	496	NeoGenomics, Inc. (Æ)(Ñ)	551,470	10,170
Concert Pharmaceuticals, Inc. (Æ)	60,803	907	Neurocrine Biosciences, Inc. (Æ)	13,062	1,400
ConforMIS, Inc. (Æ)	23,575	20	Neuronetics, Inc. (Æ)	6,865	175
Corcept Therapeutics, Inc. (Æ)(Ñ)	59,038	694	Nevro Corp. (Æ)	6,379	311
CorVel Corp. (Æ)	38,443	2,228	NextGen Healthcare, Inc. (Æ)	55,957	826
CryoLife, Inc. (Æ)	14,244	441	Nuvectra Corp. (Å)(Æ)	293,535	5,873
Cutera, Inc. (Æ)	24,675	501	Omnicell, Inc. (Æ)	117,361	8,297
Deciphera Pharmaceuticals, Inc. (Æ)	18,670	377	Ophthotech Corp. (Æ)	21,650	49
Dynavax Technologies Corp. (Æ)	89,375	884	OraSure Technologies, Inc. (Æ)	85,885	1,193
Emergent BioSolutions, Inc. (Æ)	20,232	1,238	Orthofix Medical, Inc. (Æ)	8,850	538
Enanta Pharmaceuticals, Inc. (Æ)	12,501	965	Otonomy, Inc. (Æ)	2,100	5
Encompass Health Corp. (Æ)	90,136	6,066	Oxford Immunotec Global PLC(Æ)	51,465	793
Endo International PLC(Æ)	37,400	634	Pacira Pharmaceuticals, Inc. (Æ)	58,202	2,845
Ensign Group, Inc. (The)	191,352	7,088	Patterson Cos. , Inc. (Ñ)	60,263	1,361
Epizyme, Inc. (Æ)	5,200	42	PDL BioPharma, Inc. (Æ)	345,604	861
FibroGen, Inc. (Æ)	23,900	1,025	Penumbra, Inc. (Æ)	20,168	2,743
Five Prime Therapeutics, Inc. (Æ)	4,800	58	Pfenex, Inc. (Æ)	227,476	903
GenMark Diagnostics, Inc. (Æ)	113,883	607	Prestige Brands Holdings, Inc. (Æ)	68,561	2,479
Genomic Health, Inc. (Æ)	10,790	774	Prothena Corp. PLC(Æ)	50,397	625
Global Blood Therapeutics, Inc. (Æ)	21,584	757	Ra Pharmaceuticals, Inc. (Æ)	1,000	14
Globus Medical, Inc. Class A(Æ)	35,401	1,871	REGENXBIO, Inc. (Æ)	15,949	1,063
Halozyme Therapeutics, Inc. (Æ)	68,400	1,062	Repligen Corp. (Æ)	43,756	2,373
HealthEquity, Inc. (Æ)	18,597	1,707	Retrophin, Inc. (Æ)	122,304	3,138
Heron Therapeutics, Inc. (Æ)	27,025	750	Rhythm Pharmaceuticals, Inc. (Æ)	22,859	640
HTG Molecular Diagnostics, Inc. (Æ)(Ñ)	95,600	364	RTI Surgical, Inc. (Æ)	245,176	1,123
Icon PLC(Æ)	4,018	555	Sangamo BioSciences, Inc. (Æ)(Ñ)	56,423	715
ICU Medical, Inc. (Æ)	2,304	587	SeaSpine Holdings Corp. (Å)(Æ)	401,314	6,890
Immunomedics, Inc. (Æ)(Ñ)	58,617	1,321	Sientra, Inc. (Æ)	24,745	509
Inogen, Inc. (Æ)	26,558	5,034	Sorrento Therapeutics, Inc. (Æ)(Ñ)	127,169	406
Insulet Corp. (Æ)	21,272	1,876	Spark Therapeutics, Inc. (Æ)(Ñ)	13,221	595
Integra LifeSciences Holdings Corp. (Æ)	84,311	4,517	Spero Therapeutics, Inc. (Æ)	1,300	10
Intersect ENT, Inc. (Æ)	18,422	517	STAAR Surgical Co. (Æ)	18,493	742
Invitae Corp. (Æ)	46,632	662	Steris PLC	46,946	5,132
iRadimed Corp. (Æ)	27,406	684	Supernus Pharmaceuticals, Inc. (Æ)	93,103	4,428
Ironwood Pharmaceuticals, Inc. Class A(Æ)	19,844	260	Surmodics, Inc. (Æ)	11,007	698
Jazz Pharmaceuticals PLC(Æ)	14,809	2,352	Syndax Pharmaceuticals, Inc. (Æ)	2,000	10
Joint Corp. (The)(Å)(Æ)	68,400	516	Tabula Rasa HealthCare, Inc. (Æ)	37,183	2,747
Jounce Therapeutics, Inc. (Æ)	83,478	337	Tactile Systems Technology, Inc. (Æ)	65,180	4,268
K2M Group Holdings, Inc. (Æ)	75,071	2,055	Teladoc Health, Inc. (Æ)	18,997	1,317
Lannett Co. , Inc. (Æ)(Ñ)	22,300	82	Tetraphase Pharmaceuticals, Inc. (Æ)	8,700	18
LHC Group, Inc. (Æ)	54,808	5,011	Trinity Biotech PLC - ADR(Å)(Æ)	248,600	738
Ligand Pharmaceuticals, Inc. Class B(Æ)	51,459	8,481	Triple-S Management Corp. Class B(Æ)	32,791	563
LivaNova PLC(Æ)	13,194	1,478	Ultragenyx Pharmaceutical, Inc. (Æ)	14,969	725
Loxo Oncology, Inc. (Æ)	8,220	1,255	US Physical Therapy, Inc.	44,880	4,825
Mallinckrodt PLC(Æ)	54,651	1,369	Utah Medical Products, Inc.	14,717	1,283
Medidata Solutions, Inc. (Æ)	13,766	968	Vanda Pharmaceuticals, Inc. (Æ)	37,204	706
Medpace Holdings, Inc. (Æ)	8,780	457	Varex Imaging Corp. (Æ)	42,257	1,097

See accompanying notes which are an integral part of the financial statements.

124 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Veracyte, Inc. (Æ)	64,594	959	Resolute Forest Products, Inc. (Æ)	38,700	436
Vericel Corp. (Æ)	191,781	2,138	Ryerson Holding Corp. (Æ)	43,610	400
ViewRay, Inc. (Æ)(Ñ)	286,204	2,475	Schweitzer-Mauduit International, Inc.	14,000	447
Viking Therapeutics, Inc. (Æ)(Ñ)	201,419	2,739	Scotts Miracle-Gro Co. (The) Class A	25,379	1,694
WellCare Health Plans, Inc. (Æ)	1,524	421	Shiloh Industries, Inc. (Æ)	3,600	33
Wright Medical Group NV(Æ)	27,095	731	Silgan Holdings, Inc.	221,908	5,331
		226,886	SiteOne Landscape Supply, Inc. (Æ)	15,331	1,043
			Smart Sand, Inc. (Æ)(Ñ)	126,229	350
Materials and Processing - 6.3%			Stepan Co.	18,688	1,543
Aceto Corp.	3,500	7	Summit Materials, Inc. Class A(Æ)	11,974	163
Allegheny Technologies, Inc. (Æ)	116,500	3,016	Trex Co. , Inc. (Æ)	15,264	936
Apogee Enterprises, Inc.	148,295	5,354	Trinseo SA	36,019	1,941
Armstrong Flooring, Inc. (Æ)	121,919	1,896	Triton International, Ltd.	11,866	382
Armstrong World Industries, Inc.	15,343	947	Universal Stainless & Alloy Products, Inc. (Æ)	105,300	2,068
Ashland Global Holdings, Inc.	3,550	263	US Concrete, Inc. (Æ)(Ñ)	38,037	1,242
Aspen Aerogels, Inc. (Æ)	2,000	7	US Silica Holdings, Inc. (Ñ)	39,134	548
Beacon Roofing Supply, Inc. (Æ)	15,235	425	Valvoline, Inc.	144,266	2,874
Belden, Inc.	12,588	680	Veritiv Corp. (Æ)	8,444	282
Bemis Co. , Inc.	115,212	5,272	Verso Corp. Class A(Æ)	5,764	162
Boise Cascade Co.	17,000	523	Versum Materials, Inc.	95,508	3,014
Cabot Microelectronics Corp.	45,072	4,400	Worthington Industries, Inc.	20,861	874
Carpenter Technology Corp.	24,200	1,055			111,381
Century Aluminum Co. (Æ)	66,219	526
Clearwater Paper Corp. (Æ)	1,200	29	Producer Durables - 13.6%
Comfort Systems USA, Inc.	101,647	5,436	ABM Industries, Inc.	143,141	4,403
Commercial Metals Co.	91,499	1,744	ACCO Brands Corp.	183,014	1,477
Compass Minerals International, Inc.	100,845	4,892	Advanced Energy Industries, Inc. (Æ)	18,569	799
Continental Building Products, Inc. (Æ)	11,283	314	AGCO Corp.	21,320	1,195
Dixie Group, Inc. (The)(Å)(Æ)	241,800	302	Air Transport Services Group, Inc. (Æ)	12,375	243
Domtar Corp.	4,300	199	Allied Motion Technologies, Inc.	59,761	2,609
Ferroglobe PLC	417,443	2,543	Applied Industrial Technologies, Inc.	11,330	745
GCP Applied Technologies, Inc. (Æ)	44,310	1,151	AquaVenture Holdings, Ltd. (Æ)	28,184	472
Haynes International, Inc. (Å)	101,700	2,945	ArcBest Corp.	16,830	625
Huttig Building Products, Inc. (Æ)(Ñ)	72,500	270	Ardmore Shipping Corp. (Å)(Æ)	549,800	3,552
Ingevity Corp. (Æ)	55,611	5,064	Argan, Inc.	15,115	665
Innospec, Inc.	9,020	604	ASGN, Inc. (Æ)	41,152	2,760
Interface, Inc. Class A	138,114	2,250	Astec Industries, Inc.	7,100	267
Kaiser Aluminum Corp.	3,300	315	Astronics Corp. (Æ)	1,900	55
KMG Chemicals, Inc.	9,513	714	AstroNova, Inc.	6,100	118
Kraton Corp. (Æ)	15,209	419	AZZ, Inc.	83,492	3,703
Landec Corp. (Æ)	11,400	156	Babcock & Wilcox Co. (The)(Æ)	92,167	5,388
Louisiana-Pacific Corp.	47,392	1,032	Badger Meter, Inc.	85,817	4,214
Luxfer Holdings PLC	125,294	2,892	Barrett Business Services, Inc.	4,880	307
Masonite International Corp. (Æ)	6,600	366	BG Staffing, Inc.	54,286	1,403
Materion Corp.	23,943	1,361	Brady Corp. Class A	18,098	729
MRC Global, Inc. (Æ)	7,018	111	Briggs & Stratton Corp.	55,839	811
Mueller Water Products, Inc. Class A	282,892	2,902	Brink's Co. (The)	71,279	4,728
NCI Building Systems, Inc. (Æ)	5,700	70	Cactus, Inc. Class A(Æ)	17,032	570
Neenah Paper, Inc.	49,763	4,004	Columbus McKinnon Corp.	8,184	301
NN, Inc.	160,800	1,865	Construction Partners, Inc. Class A(Æ)	20,829	188
PGT Innovations, Inc. (Æ)	133,909	2,713	Covanta Holding Corp.	384,505	5,648
PH Glatfelter Co. (Ñ)	25,681	460	Covenant Transportation Group, Inc. Class
Platform Specialty Products Corp. (Æ)	387,960	4,198	A(Æ)	15,278	382
PolyOne Corp.	30,230	977	CPI Aerostructures, Inc. (Å)(Æ)	188,237	1,280
Quaker Chemical Corp.	27,792	5,000	CRA International, Inc. (Å)	86,246	3,635
Quanex Building Products Corp.	101,956	1,511	Cryoport, Inc. (Æ)(Ñ)	35,620	395
Rayonier Advanced Materials, Inc.	196,919	2,438	CSW Industrials, Inc. (Æ)	2,460	113

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 125

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Daseke, Inc. (Æ)	163,500	994	Moog, Inc. Class A	11,938	854
DHI Group, Inc. (Æ)	1,416	2	MYR Group, Inc. (Æ)	27,650	923
Ducommun, Inc. (Æ)	9,044	336	Navistar International Corp. (Æ)	15,780	528
DXP Enterprises, Inc. (Æ)	10,535	335	NV5 Global, Inc. (Æ)	21,110	1,648
Dycom Industries, Inc. (Æ)	26,642	1,808	Old Dominion Freight Line, Inc.	16,303	2,126
Echo Global Logistics, Inc. (Æ)	2,190	56	Orion Group Holdings, Inc. (Å)(Æ)	411,336	1,942
Electronics For Imaging, Inc. (Æ)	5,500	167	OSI Systems, Inc. (Æ)	900	62
EMCOR Group, Inc.	42,117	2,990	Park-Ohio Holdings Corp.	3,441	114
Encore Wire Corp.	14,894	658	Powell Industries, Inc.	8,334	243
EnerSys	9,870	785	Primoris Services Corp.	145,950	3,090
EnPro Industries, Inc.	19,393	1,206	Radiant Logistics, Inc. (Å)	444,088	2,416
Euronav NV(Ñ)	228,350	2,101	Resources Connection, Inc.	6,900	113
Evoqua Water Technologies Corp. (Æ)	29,581	284	Rush Enterprises, Inc. Class A	42,072	1,489
ExlService Holdings, Inc. (Æ)	14,639	938	Ryder System, Inc.	92,475	5,116
Exponent, Inc.	131,330	6,628	Saia, Inc. (Æ)	38,212	2,402
Ferroglobe Representation and Warranty			Scorpio Tankers, Inc. (Ñ)	802,900	1,437
Insurance Trust(Å)(Æ)(Š)	98,500	—	ServiceSource International, Inc. (Æ)	503,000	669
Flir Systems, Inc.	36,427	1,687	SkyWest, Inc.	15,594	893
Fluor Corp.	13,650	599	Spirit Airlines, Inc. (Æ)	36,300	1,884
Forward Air Corp.	23,386	1,402	SPX FLOW, Inc. (Æ)	14,200	486
FreightCar America, Inc. (Å)(Æ)	311,400	4,453	Standex International Corp.	42,782	3,471
Frontdoor, Inc. (Æ)	47,310	1,611	StealthGas, Inc. (Å)(Æ)	643,000	2,173
FTI Consulting, Inc. (Æ)	10,474	724	Steelcase, Inc. Class A	521,625	8,660
Generac Holdings, Inc. (Æ)	31,900	1,618	Sterling Construction Co. , Inc. (Æ)	13,800	157
GP Strategies Corp. (Å)(Æ)	66,438	971	Sykes Enterprises, Inc. (Æ)	31,894	978
Granite Construction, Inc.	59,629	2,726	Terex Corp.	5,990	200
Great Lakes Dredge & Dock Corp. (Å)(Æ)	913,164	5,306	Tidewater, Inc. (Æ)	13,170	354
Greenbrier Cos. , Inc.	13,038	619	Titan Machinery, Inc. (Æ)	118,146	1,684
Hackett Group, Inc. (The)(Å)	180,643	3,698	Trinity Industries, Inc.	51,470	1,469
Hawaiian Holdings, Inc.	20,959	725	TrueBlue, Inc. (Æ)	23,153	540
Healthcare Services Group, Inc. (Ñ)	113,352	4,601	Tutor Perini Corp. (Æ)	352,384	5,462
HEICO Corp.	33,033	2,769	UniFirst Corp.	5,480	818
Herman Miller, Inc.	13,000	428	Universal Truckload Services, Inc.	30,700	834
Hertz Global Holdings, Inc. Class W(Æ)	10,641	341	USA Truck, Inc. (Æ)	96,500	1,898
HNI Corp.	48,601	1,841	Vectrus, Inc. (Æ)	7,102	190
Hub Group, Inc. Class A(Æ)	15,418	706	Vishay Precision Group, Inc. (Æ)	54,181	1,758
Hyster-Yale Materials Handling, Inc.	14,059	850	WageWorks, Inc. (Æ)	99,660	3,967
ICF International, Inc.	72,885	5,368	Watts Water Technologies, Inc. Class A	32,106	2,249
Insperity, Inc.	19,418	2,133	Welbilt, Inc. (Æ)	196,495	3,678
Itron, Inc. (Æ)	8,871	463	Werner Enterprises, Inc.	23,252	748
KBR, Inc.	707,124	13,988	Willdan Group, Inc. (Æ)	23,056	696
Kelly Services, Inc. Class A	73,097	1,717	Willscot Corp. (Æ)	208,048	3,087
Kennametal, Inc.	18,635	661	WNS Holdings, Ltd. - ADR(Æ)	39,231	1,969
Kimball International, Inc. Class B	68,710	1,131	YRC Worldwide, Inc. (Å)(Æ)	852,877	7,045
Kornit Digital, Ltd. (Æ)	188,924	3,488			242,398
Landstar System, Inc.	3,600	360
Liquidity Services, Inc. (Å)(Æ)	107,800	640	Technology - 13.3%
Littelfuse, Inc.	20,844	3,776	A10 Networks, Inc. (Æ)	13,300	77
LSC Communications, Inc.	8,600	81	Acacia Communications, Inc. (Æ)(Ñ)	45,600	1,572
Manitowoc Co. , Inc. (The)(Æ)	108,925	1,991	Adesto Technologies Corp. (Æ)(Ñ)	248,000	990
Marlin Business Services Corp.	4,963	132	ADTRAN, Inc.	276,002	3,710
Marten Transport, Ltd.	28,733	554	Aerohive Networks, Inc. (Å)(Æ)	413,002	1,582
MasTec, Inc. (Æ)	94,421	4,108	Allot Communications, Ltd. (Å)(Æ)	206,100	1,325
MAXIMUS, Inc.	68,025	4,420	Alpha & Omega Semiconductor, Ltd. (Æ)	25,690	238
Mesa Air Group, Inc. (Å)(Æ)	244,700	3,536	Altair Engineering, Inc. Class A(Æ)	26,037	993
Milacron Holdings Corp. (Æ)	18,901	265	Ambarella, Inc. (Æ)(Ñ)	20,189	702
Modine Manufacturing Co. (Æ)	24,850	323	Amkor Technology, Inc. (Æ)	56,600	405

See accompanying notes which are an integral part of the financial statements.

126 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Anixter International, Inc. (Æ)	23,080	1,516	Immersion Corp. (Æ)	95,617	957
Applied Optoelectronics, Inc. (Æ)(Ñ)	21,815	428	Infinera Corp. (Æ)	110,100	610
Apptio, Inc. Class A(Æ)	31,170	807	Insight Enterprises, Inc. (Æ)	13,490	697
Aquantia Corp. (Æ)	76,726	734	Integrated Device Technology, Inc. (Æ)	27,908	1,306
ARC Document Solutions, Inc. (Æ)	21,565	49	InterDigital, Inc.	11,890	844
Arrow Electronics, Inc. (Æ)	5,400	366	InterXion Holding NV(Æ)	6,794	400
Aspen Technology, Inc. (Æ)	12,702	1,078	Intevac, Inc. (Æ)	10,200	49
Asure Software, Inc. (Æ)(Ñ)	32,424	361	iRobot Corp. (Æ)(Ñ)	9,783	863
Avaya Holdings Corp. (Æ)	264,810	4,349	Jabil Circuit, Inc.	9,200	228
Avid Technology, Inc. (Æ)	65,857	349	Juniper Networks, Inc.	9,070	265
Axcelis Technologies, Inc. (Æ)	52,939	914	Kemet Corp.	52,382	1,141
Bandwidth, Inc. Class A(Æ)	17,246	920	KEYW Holding Corp. (The)(Æ)(Ñ)	189,500	1,484
Bel Fuse, Inc. Class B	11,062	243	Kimball Electronics, Inc. (Å)(Æ)	120,801	2,223
Benchmark Electronics, Inc.	107,227	2,341	Lantronix, Inc. (Æ)	64,661	245
Blackline, Inc. (Æ)	47,267	2,192	Lattice Semiconductor Corp. (Æ)	47,826	287
Blucora, Inc. (Æ)	29,309	848	Leaf Group, Ltd. (Å)(Æ)	307,546	2,691
Bottomline Technologies, Inc. (Æ)	54,606	3,639	Limelight Networks, Inc. (Æ)	888,468	3,581
Box, Inc. Class A(Æ)(Ñ)	145,223	2,614	LivePerson, Inc. (Æ)	38,180	863
Brightcove, Inc. (Æ)	5,500	44	LogMeIn, Inc.	25,047	2,157
CACI International, Inc. Class A(Æ)	7,437	1,327	Lumentum Holdings, Inc. (Æ)	16,336	893
CalAmp Corp. (Æ)	308,305	6,147	MACOM Technology Solutions Holdings, Inc.
Calix, Inc. (Æ)	57,214	418	(Æ)(Ñ)	24,303	342
Carbonite, Inc. (Æ)	174,081	5,955	ManTech International Corp. Class A	17,009	974
Cars. com, Inc. (Æ)	63,048	1,646	Meet Group, Inc. (Æ)	210,589	929
Castlight Health, Inc. Class B(Æ)	208,867	516	Mercury Systems, Inc. (Æ)	41,617	1,950
CEVA, Inc. (Æ)	24,596	606	Methode Electronics, Inc.	24,743	732
ChannelAdvisor Corp. (Æ)	2,800	32	MicroStrategy, Inc. Class A(Æ)	14,350	1,807
Ciena Corp. (Æ)	51,872	1,622	Mimecast, Ltd. (Æ)	27,886	972
Cirrus Logic, Inc. (Æ)	54,833	2,052	MiX Telematics, Ltd. - ADR	38,300	588
Cohu, Inc.	34,647	721	MobileIron, Inc. (Æ)	97,434	471
CommVault Systems, Inc. (Æ)	14,600	850	NeoPhotonics Corp. (Æ)(Ñ)	506,400	4,052
Comtech Telecommunications Corp. (Ñ)	9,481	265	NETGEAR, Inc. (Æ)	14,773	820
Conduent, Inc. (Æ)	214,025	4,088	NetScout Systems, Inc. (Æ)	92,890	2,347
Cornerstone OnDemand, Inc. (Æ)	72,894	3,590	NetSol Technologies, Inc. (Å)(Æ)	66,400	622
Coupa Software, Inc. (Æ)	17,847	1,157	NIC, Inc.	62,155	827
Cray, Inc. (Æ)	17,241	391	Nice, Ltd. - ADR(Æ)	20,154	2,135
Cree, Inc. (Æ)	25,612	994	NII Holdings, Inc. (Æ)(Ñ)	98,492	613
CSG Systems International, Inc.	2,837	100	OneSpan, Inc. (Æ)	55,800	819
Daktronics, Inc.	52,701	385	Ooma, Inc. (Å)(Æ)	170,991	2,572
Digi International, Inc. (Æ)	16,201	188	PC Connection, Inc.	29,017	962
Digital Turbine, Inc. (Æ)(Ñ)	38,636	50	PC-Telephone, Inc. (Å)(Æ)	47,220	209
DSP Group, Inc. (Æ)	102,158	1,249	PDF Solutions, Inc. (Æ)	82,500	660
Electro Scientific Industries, Inc. (Æ)	94,130	2,730	Perficient, Inc. (Æ)	229,274	5,735
Ellie Mae, Inc. (Æ)	9,562	634	Perspecta, Inc.	183,720	4,499
EMCORE Corp. (Æ)	17,500	86	Photronics, Inc. (Æ)	84,070	819
Entegris, Inc.	35,938	954	PlayAGS, Inc. (Æ)	329,096	7,979
ePlus, Inc. (Æ)	17,647	1,498	Plexus Corp. (Æ)	15,448	902
Everbridge, Inc. (Æ)	32,125	1,633	Power Integrations, Inc.	72,550	4,086
Extreme Networks, Inc. (Æ)	226,400	1,257	Proofpoint, Inc. (Æ)	50,787	4,619
FireEye, Inc. (Æ)	432,542	7,997	Q2 Holdings, Inc. (Æ)	5,572	297
Five9, Inc. (Æ)	238,522	9,387	QAD, Inc. Class A	38,460	1,631
Fusion Connect, Inc. (Æ)(Ñ)	62,073	155	Qualys, Inc. (Æ)	11,037	786
Glu Mobile, Inc. (Æ)	27,300	192	Quantenna Communications, Inc. (Æ)	228,999	4,113
Graham Corp.	24,985	615	Quantum Corp. (Æ)	66,346	153
Harmonic, Inc. (Æ)	136,290	751	Rambus, Inc. (Æ)	98,326	856
Hortonworks, Inc. (Æ)	40,584	725	Rapid7, Inc. (Æ)	13,717	497
Ichor Holdings, Ltd. (Æ)(Ñ)	45,344	805	RealPage, Inc. (Æ)	80,432	4,263

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 127

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Ribbon Communications, Inc. (Æ)	206,300	1,403	Gogo, Inc. (Æ)(Ñ)	136,426		780
Roku, Inc. (Æ)(Ñ)	18,211	1,013	Hawaiian Electric Industries, Inc.	70,077		2,614
Rubicon Project, Inc. (The)(Æ)	80,700	275	HighPoint Resources Corp. (Æ)	782,600		2,911
Sanmina Corp. (Æ)	35,153	890	Idacorp, Inc.	12,576		1,173
ScanSource, Inc. (Æ)	52,486	2,041	j2 Global, Inc.	66,476		4,842
Science Applications International Corp.	15,246	1,060	Midstates Petroleum Co. , Inc. (Å)(Æ)	170,759		1,231
Seachange International, Inc. (Æ)	20,000	33	New Jersey Resources Corp.	24,983		1,127
Semtech Corp. (Æ)	12,836	577	Northwest Natural Holding Co.	12,011		778
ShotSpotter, Inc. (Æ)	83,542	3,231	NorthWestern Corp.	11,700		687
Silicon Laboratories, Inc. (Æ)	1,300	106	NRG Energy, Inc.	3,100		112
SMART Global Holdings, Inc. (Æ)(Ñ)	107,040	2,999	ONE Gas, Inc.	26,568		2,096
SPS Commerce, Inc. (Æ)	5,478	510	Orbcomm, Inc. (Æ)	26,408		252
Stratasys, Ltd. (Æ)(Ñ)	33,500	639	Ormat Technologies, Inc.	17,287		885
Super Micro Computer, Inc. (Æ)	40,961	537	Otter Tail Corp.	18,383		829
Switch, Inc. Class A(Ñ)	201,764	1,790	PNM Resources, Inc.	14,500		557
Synaptics, Inc. (Æ)	23,900	897	Portland General Electric Co.	52,214		2,354
SYNNEX Corp.	82,636	6,414	Resolute Energy Corp. (Æ)(Ñ)	62,675		1,744
Tableau Software, Inc. Class A(Æ)	1,100	117	RingCentral, Inc. Class A(Æ)	49,063		3,814
Tech Data Corp. (Æ)	16,820	1,188	Rosehill Resources, Inc. (Æ)	196,525		1,034
TechTarget, Inc. (Æ)	21,046	428	South Jersey Industries, Inc. (Ñ)	52,185		1,542
TeleNav, Inc. (Æ)	25,456	108	Southwest Gas Holdings, Inc.	22,447		1,734
Trade Desk, Inc. (The) Class A(Æ)	7,936	980	Spire, Inc.	68,384		4,963
Twilio, Inc. Class A(Æ)	17,081	1,285	Unitil Corp.	15,550		739
Ultra Clean Holdings(Æ)	74,080	779	US Cellular Corp. (Æ)	6,190		296
Unisys Corp. (Æ)(Ñ)	89,580	1,649	Vistra Energy Corp. (Æ)	53,727		1,216
Universal Display Corp. (Ñ)	22,159	2,726	Vonage Holdings Corp. (Æ)	339,375		4,501
USA Technologies, Inc. (Æ)	184,203	1,068	Whiting Petroleum Corp. (Æ)	9,985		372
Varonis Systems, Inc. (Æ)	49,780	3,040	WildHorse Resource Development Corp. (Æ)	54,538		1,157
Verint Systems, Inc. (Æ)	15,380	702				91,689
ViaSat, Inc. (Æ)(Ñ)	15,621	996

Viavi Solutions, Inc. (Æ)	94,600	1,091	Total Common Stocks
Vishay Intertechnology, Inc.	44,603	816
Workiva, Inc. (Æ)	5,390	184	(cost $1,527,308)			1,682,057
Xperi Corp.	373,328	4,853
Yelp, Inc. Class A(Æ)	21,329	913	Warrants & Rights - 0.0%
Zix Corp. (Æ)	30,500	206	TETRA Technologies, Inc. (Æ)(Š)
Zynga, Inc. Class A(Æ)	237,301	864	2021 Warrants	93,700		—
		235,984	Total Warrants & Rights
			(cost $21)			—
Utilities - 5.2%
Algonquin Power & Utilities Corp.	445,460	4,446	Short-Term Investments - 5.5%
ALLETE, Inc.	50,632	3,748	U. S. Cash Management Fund(@)	94,332,382	(8)	94,333
American States Water Co.	64,785	3,966	United States Treasury Bills
Antero Midstream GP LP(Ñ)	238,298	3,839	2.178% due 12/20/18 (~)(§)	3,600		3,589
Avista Corp.	20,948	1,077	Total Short-Term Investments
Black Hills Corp.	18,547	1,104
Boingo Wireless, Inc. (Æ)	278,951	8,740	(cost $97,925)			97,922
Bonanza Creek Energy, Inc. (Æ)	13,910	358
Chesapeake Utilities Corp.	6,110	485	Other Securities - 6.3%
Clearway Energy, Inc. (Æ)	203,977	3,961	U. S. Cash Collateral Fund(×)(@)	112,697,169(8)		112,697
Cogent Communications Holdings, Inc.	98,436	5,116	Total Other Securities
Comstock Resources, Inc. (Æ)(Ñ)	38,628	280	(cost $112,697)			112,697
Consolidated Water Co. , Ltd. (Å)	55,974	688
El Paso Electric Co.	7,400	422	Total Investments 106.6%
Enerplus Corp.	71,636	665	(identified cost $1,737,951)			1,892,676
Extraction Oil & Gas, Inc. (Æ)	116,271	929
GCI Liberty, Inc. Class A(Æ)	116,739	5,525

See accompanying notes which are an integral part of the financial statements.

128 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- (6.6%)	(117,611)
Net Assets - 100.0%	1,775,065

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 129

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
8.3%
Aerohive Networks, Inc.	04/12/17	318,500	3.87	1,231	1,220
Aerohive Networks, Inc.	04/20/17	94,502	3.61	341	362
AH Belo Corp.	01/14/16	135,667	5.06	686	620
Allot Communications, Ltd.	05/16/18	206,100	5.43	1,118	1,325
Amalgamated Bank	09/21/18	15,994	18.74	300	310
Apollo Endosurgery, Inc.	07/20/17	224,973	5.48	1,233	1,278
Ardmore Shipping Corp.	07/07/15	549,800	8.07	4,439	3,552
Aspen Group, Inc.	04/19/18	301,806	7.26	2,193	1,720
B. Riley Financial, Inc.	09/18/17	126,312	17.43	2,202	2,432
Capital City Bank Group, Inc.	11/17/14	6,590	16.46	108	156
Capital City Bank Group, Inc.	09/22/17	58,100	22.29	1,295	1,377
Capstar Financial Holdings, Inc.	09/22/16	20,502	15.00	308	303
Century Bancorp, Inc.	09/22/17	17,800	80.35	1,430	1,337
Century Casinos, Inc.	09/26/17	218,867	7.39	1,636	1,365
Civista Bancshares, Inc.	02/01/17	24,500	20.94	513	567
Civista Bancshares, Inc.	04/06/17	19,993	21.84	437	463
Community Bankers Trust Corp.	05/29/18	43,003	9.43	405	366
Consolidated Water Co. , Ltd.	07/09/18	55,974	13.67	765	688
CPI Aerostructures, Inc.	06/04/13	58,637	8.39	492	399
CPI Aerostructures, Inc.	09/25/17	129,600	7.26	941	881
CRA International, Inc.	12/21/15	14,570	18.66	272	614
CRA International, Inc.	03/29/17	71,676	37.20	2,666	3,021
Delta Apparel, Inc.	06/05/15	77,216	15.99	1,235	1,473
Diversified Restaurant Holdings, Inc.	07/20/18	410,900	1.00	413	604
Dixie Group, Inc. (The)	11/10/17	241,800	3.80	919	302
EVINE Live, Inc.	09/29/17	554,200	1.15	638	571
Ferroglobe Representation and Warranty Insurance Trust	09/27/16	98,500	—	—	—
Fortress Transportation & Infrastructure Investors LLC	03/29/17	478,846	16.65	7,973	7,973
FreightCar America, Inc.	01/13/16	303,500	15.28	4,639	4,340
FreightCar America, Inc.	05/09/17	7,900	17.24	136	113
Full House Resorts, Inc.	10/03/13	732,154	2.35	1,718	2,006
GP Strategies Corp.	03/29/17	66,438	24.09	1,600	971
Great Lakes Dredge & Dock Corp.	03/11/15	582,400	4.77	2,777	3,384
Great Lakes Dredge & Dock Corp.	05/18/17	330,764	4.50	1,488	1,922
Hackett Group, Inc. (The)	09/12/17	122,400	14.58	1,784	2,506
Hackett Group, Inc. (The)	08/20/18	58,243	19.86	1,157	1,192
Hallmark Financial Services, Inc.	06/08/15	8,553	11.33	97	95
Hallmark Financial Services, Inc.	09/12/17	168,900	11.25	1,901	1,882
Haynes International, Inc.	05/05/17	101,700	35.08	3,568	2,945
Independent Bank Corp.	12/08/14	101,251	12.44	1,260	2,241
Independent Bank Corp.	09/12/17	93,600	20.67	1,935	2,071
Independent Bank Corp.	02/01/18	24,450	23.42	573	541
Inspired Entertainment, Inc.	01/18/18	58,649	7.65	449	373
J Alexander's Holdings, Inc.	09/29/15	211,205	9.57	2,022	2,228
J Alexander's Holdings, Inc.	04/17/17	14,617	11.89	174	154
Joint Corp. (The)	09/25/17	68,400	4.78	327	516
Kearny Financial Corp.	11/10/15	523,987	12.64	6,620	6,781
Kearny Financial Corp.	11/11/15	38,500	11.99	462	498
Kimball Electronics, Inc.	02/09/15	120,801	12.58	1,520	2,223
KLX Energy Services Holdings, Inc.	09/17/18	58,116	28.53	1,658	1,679
Leaf Group, Ltd.	02/08/18	301,446	8.48	2,557	2,638
Leaf Group, Ltd.	09/19/18	6,100	9.93	61	53
Lee Enterprises, Inc.	10/19/17	903,320	2.45	2,212	2,412
Liquidity Services, Inc.	07/19/18	107,800	6.84	737	640
Mesa Air Group, Inc.	08/10/18	244,700	12.40	3,033	3,536
Midstates Petroleum Co. , Inc.	03/30/17	161,559	16.85	2,723	1,165
Midstates Petroleum Co. , Inc.	06/18/18	9,200	12.32	113	66
NetSol Technologies, Inc.	05/17/18	66,400	5.69	378	622
NexPoint Residential Trust, Inc.	04/12/17	11,974	25.21	302	427
NexPoint Residential Trust, Inc.	09/12/17	102,500	24.20	2,481	3,653
Northeast Bancorp	05/11/17	6,577	19.59	129	124
Northeast Bancorp	09/12/17	65,000	21.92	1,425	1,223
Nuvectra Corp.	03/07/18	244,947	15.99	3,917	4,901

See accompanying notes which are an integral part of the financial statements.

130 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Nuvectra Corp.	06/04/18	41,423	17.32	718	829
Nuvectra Corp.	09/12/18	7,165	21.25	152	143
Old Second Bancorp, Inc.	09/12/17	207,500	12.17	2,526	2,951
Old Second Bancorp, Inc.	02/05/18	1,200	13.80	17	17
Ooma, Inc.	02/19/16	21,591	7.17	155	325
Ooma, Inc.	05/06/16	149,400	9.52	1,422	2,247
OptimizeRx Corp.	08/10/18	42,194	12.79	540	690
Orion Group Holdings, Inc.	08/25/15	400,590	7.00	2,804	1,891
Orion Group Holdings, Inc.	05/06/16	10,746	4.85	52	51
PCSB Financial Corp.	04/26/17	117,805	16.83	1,983	2,205
PCSB Financial Corp.	10/26/18	3,405	18.54	63	64
PC-Telephone, Inc.	10/25/17	47,220	6.97	329	209
Peak Resorts, Inc.	12/14/17	136,812	5.38	736	705
Peapack Gladstone Financial Corp.	05/22/17	14,003	30.49	427	378
Peapack Gladstone Financial Corp.	09/12/17	109,400	32.59	3,566	2,953
Pzena Investment Management, Inc.	03/29/17	237,051	9.76	2,313	2,385
Radiant Logistics, Inc.	10/27/17	419,100	4.55	1,907	2,280
Radiant Logistics, Inc.	06/11/18	24,988	5.25	131	136
SeaSpine Holdings Corp.	03/29/17	346,970	11.71	4,063	5,957
SeaSpine Holdings Corp.	09/11/17	6,644	10.95	73	114
SeaSpine Holdings Corp.	05/07/18	47,700	12.58	600	819
Silvercrest Asset Management Group, Inc.	09/22/17	99,900	14.12	1,410	1,437
State Auto Financial Corp.	06/20/16	46,178	23.62	1,091	1,468
State Auto Financial Corp.	09/06/17	4,700	23.76	112	149
StealthGas, Inc.	03/11/15	643,000	4.02	2,587	2,173
Superior Uniform Group, Inc.	06/16/15	157,799	16.73	2,639	2,744
TETRA Technologies, Inc.	05/09/17	331,100	2.92	968	983
TravelCenters of America LLC	03/29/17	522,649	4.72	2,468	2,436
Trinity Biotech PLC	03/11/15	248,600	10.97	2,727	738
United Financial Bancorp, Inc.	09/10/13	218,200	17.24	3,763	3,371
Urban One, Inc.	03/16/15	310,604	1.99	618	724
YRC Worldwide, Inc.	07/25/17	449,451	12.77	5,740	3,712
YRC Worldwide, Inc.	09/28/17	25,626	13.13	336	212
YRC Worldwide, Inc.	11/21/17	377,800	11.31	4,275	3,121
					148,017
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	803	USD	60,703	12/18	(5,753)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,753)

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 131

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$250,538	$—	$—	$—	$250,538	14.1
Consumer Staples	66,847	—	—	—	66,847	3.8
Energy	61,962	—	—	—	61,962	3.5
Financial Services	394,372	—	—	—	394,372	22.2
Health Care	226,886	—	—	—	226,886	12.8
Materials and Processing	111,381	—	—	—	111,381	6.3
Producer Durables	242,398	—	—	—	242,398	13.6
Technology	235,984	—	—	—	235,984	13.3
Utilities	91,689	—	—	—	91,689	5.2
Warrants & Rights	—	—	—	—	—	—*
Short-Term Investments	—	3,589	—	94,333	97,922	5.5
Other Securities	—	—	—	112,697	112,697	6.3
Total Investments	1,682,057	3,589	—	207,030	1,892,676	106.6
Other Assets and Liabilities, Net						(6.6)
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(5,753)	—	—	—	(5,753)	(0.3)
Total Other Financial Instruments**	$(5,753)	$—	$—	$—	$(5,753)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

132 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$5,753

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$12,587

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(7,997)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 133

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$109,764	$—	$109,764
Total Financial and Derivative Assets		109,764	—	109,764
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$109,764	$—	$109,764

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$11,730	$—	$11,730	$—
Citigroup	9,925	—	9,925	—
Credit Suisse	3,646	—	3,646	—
Goldman Sachs	23,536	—	23,536	—
HSBC	6,439	—	6,439	—
ING	1,358	—	1,358	—
Merrill Lynch	47,068	—	47,068	—
Societe Generale	6,062	—	6,062	—
Total	$109,764	$—	$109,764	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

134 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,737,951
Investments, at fair value(*)(>)	1,892,676
Receivables:
Dividends and interest	665
Dividends from affiliated funds	159
Investments sold	13,091
Fund shares sold	1,267
Total assets	1,907,858

Liabilities
Payables:
Due to custodian	8
Investments purchased	15,736
Fund shares redeemed	2,759
Accrued fees to affiliates	1,409
Other accrued expenses	180
Variation margin on futures contracts	4
Payable upon return of securities loaned	112,697
Total liabilities	132,793

Net Assets	$1,775,065

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 135

Russell Investment Company
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$357,903
Shares of beneficial interest	559
Additional paid-in capital	1,416,603
Net Assets	$1,775,065

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$31.39
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$33.31
Class A — Net assets	$20,511,483
Class A — Shares outstanding ($. 01 par value)	653,526
Net asset value per share: Class C(#)	$29.30
Class C — Net assets	$16,920,717
Class C — Shares outstanding ($. 01 par value)	577,508
Net asset value per share: Class E(#)	$31.57
Class E — Net assets	$2,957,315
Class E — Shares outstanding ($. 01 par value)	93,670
Net asset value per share: Class M(#)	$31.79
Class M — Net assets	$33,060,626
Class M — Shares outstanding ($. 01 par value)	1,040,067
Net asset value per share: Class R6(#)	$31.81
Class R6 — Net assets	$2,311,763
Class R6 — Shares outstanding ($. 01 par value)	72,665
Net asset value per share: Class S(#)	$31.78
Class S — Net assets	$1,376,020,192
Class S — Shares outstanding ($. 01 par value)	43,297,082
Net asset value per share: Class Y(#)	$31.83
Class Y — Net assets	$323,282,794
Class Y — Shares outstanding ($. 01 par value)	10,157,563
Amounts in thousands
(*) Securities on loan included in investments	$109,764
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$207,030

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

136 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$23,648
Dividends from affiliated funds	1,753
Interest	61
Securities lending income (net)	2,105
Total investment income	27,567

Expenses
Advisory fees	13,979
Administrative fees	959
Custodian fees	253
Distribution fees - Class A	50
Distribution fees - Class C	148
Transfer agent fees - Class A	41
Transfer agent fees - Class C	39
Transfer agent fees - Class E	6
Transfer agent fees - Class M	70
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	3,051
Transfer agent fees - Class Y	17
Professional fees	123
Registration fees	122
Shareholder servicing fees - Class C	49
Shareholder servicing fees - Class E	8
Trustees’ fees	65
Printing fees	176
Miscellaneous	51
Expenses before reductions	19,208
Expense reductions	(660)
Net expenses	18,548
Net investment income (loss)	9,019

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	228,426
Investments in affiliated funds	(7)
Futures contracts	12,587
Net realized gain (loss)	241,006
Net change in unrealized appreciation (depreciation) on:
Investments	(166,278)
Investments in affiliated funds	(2)
Futures contracts	(7,997)
Net change in unrealized appreciation (depreciation)	(174,277)
Net realized and unrealized gain (loss)	66,729
Net Increase (Decrease) in Net Assets from Operations	$75,748

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 137

Russell Investment Company
U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,019	$4,709
Net realized gain (loss)	241,006	257,273
Net change in unrealized appreciation (depreciation)	(174,277)	172,237
Net increase (decrease) in net assets from operations	75,748	434,219

Distributions (i)
To shareholders
Class A	(2,094)	(110)
Class C	(2,437)	(54)
Class E	(328)	(116)
Class I(1)	—	(1,264)
Class M(2)	(3,661)	—
Class R6	(320)	(4)
Class S	(166,802)	(8,390)
Class Y	(47,132)	(3,462)
Net decrease in net assets from distributions	(222,774)	(13,400)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(69,082)	(120,048)
Total Net Increase (Decrease) in Net Assets	(216,108)	300,771

Net Assets
Beginning of period	1,991,173	1,690,402
End of period (ii)	$1,775,065	$1,991,173

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, I, M, R6, S, and Y were $63, $–, $60, $930, $–,
$3, $5,911, and $2,657, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, I, M, R6, S, and Y were $47, $54,
$56, $334, $–, $1, $2,479, and $805, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $308. The parenthetical reference is excluded in the current year due to the implementation of a new SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

138 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	147	$4,937	49	$1,552
Proceeds from reinvestment of distributions	65	2,058	4	110
Payments for shares redeemed	(111)	(3,710)	(253)	(7,957)
Net increase (decrease)	101	3,285	(200)	(6,295)
Class C
Proceeds from shares sold	27	849	28	841
Proceeds from reinvestment of distributions	82	2,428	2	54
Payments for shares redeemed	(180)	(5,576)	(245)	(7,386)
Net increase (decrease)	(71)	(2,299)	(215)	(6,491)
Class E
Proceeds from shares sold	16	518	40	1,253
Proceeds from reinvestment of distributions	10	323	4	112
Payments for shares redeemed	(16)	(516)	(840)	(26,211)
Net increase (decrease)	10	325	(796)	(24,846)
Class I(1)
Proceeds from shares sold	—	—	279	8,816
Proceeds from reinvestment of distributions	—	—	39	1,235
Payments for shares redeemed	—	—	(5,680)	(180,221)
Net increase (decrease)	—	—	(5,362)	(170,170)
Class M(2)
Proceeds from shares sold	448	15,055	850	28,360
Proceeds from reinvestment of distributions	115	3,661	—	—
Payments for shares redeemed	(349)	(11,747)	(24)	(815)
Net increase (decrease)	214	6,969	826	27,545
Class R6
Proceeds from shares sold	2	80	71	2,219
Proceeds from reinvestment of distributions	10	320	— **	4
Payments for shares redeemed	(20)	(674)	(5)	(158)
Net increase (decrease)	(8)	(274)	66	2,065
Class S
Proceeds from shares sold	6,140	204,471	14,881	478,976
Proceeds from reinvestment of distributions	5,180	165,601	264	8,330
Payments for shares redeemed	(10,990)	(370,058)	(11,482)	(366,206)
Net increase (decrease)	330	14	3,663	121,100
Class Y
Proceeds from shares sold	74	2,299	5,313	171,740
Proceeds from reinvestment of distributions	1,474	47,133	110	3,462
Payments for shares redeemed	(3,744)	(126,534)	(7,211)	(238,158)
Net increase (decrease)	(2,196)	(77,102)	(1,788)	(62,956)
Total increase (decrease)	(1,620)	$(69,082)	(3,806)	$(120,048)

(1)     For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(2)     For the period March 16, 2017 (inception date) to October 31, 2017.
**     Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 139

Russell Investment Company
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	34.30	. 05	. 92	. 97	—	(3.88)
October 31, 2017	27.32	(. 01)	7.14	7.13	(. 09)	(. 06)
October 31, 2016	28.33	. 10	. 88	. 98	(. 12)	(1.87)
October 31, 2015	30.93	. 06	(. 50)	(. 44)	(. 02)	(2.14)
October 31, 2014	33.31	. 04	2.13	2.17	(. 05)	(4.50)

Class C
October 31, 2018	32.48	(. 20)	. 90	. 70	—	(3.88)
October 31, 2017	26.00	(. 24)	6.78	6.54	—	(. 06)
October 31, 2016	27.13	(. 10)	. 84	. 74	—	(1.87)
October 31, 2015	29.89	(. 16)	(. 46)	(. 62)	—	(2.14)
October 31, 2014	32.51	(. 20)	2.08	1.88	—	(4.50)

Class E
October 31, 2018	34.48	. 05	. 92	. 97	—	(3.88)
October 31, 2017	27.45	. 07	7.09	7.16	(. 07)	(. 06)
October 31, 2016	28.45	. 10	. 88	. 98	(. 11)	(1.87)
October 31, 2015	31.03	. 06	(. 49)	(. 43)	(. 01)	(2.14)
October 31, 2014	33.39	. 04	2.13	2.17	(. 03)	(4.50)

Class M
October 31, 2018	34.66	. 17	. 94	1.11	(. 10)	(3.88)
October 31, 2017(9)	31.94	. 01	2.71	2.72	—	—

Class R6
October 31, 2018	34.67	. 19	. 93	1.12	(. 10)	(3.88)
October 31, 2017	27.61	. 09	7.24	7.33	(. 21)	(. 06)
October 31, 2016(5)	23.87	. 13	3.61	3.74	—	—

Class S
October 31, 2018	34.64	. 15	. 93	1.08	(. 06)	(3.88)
October 31, 2017	27.57	. 07	7.22	7.29	(. 16)	(. 06)
October 31, 2016	28.59	. 16	. 89	1.05	(. 20)	(1.87)
October 31, 2015	31.19	. 14	(. 51)	(. 37)	(. 09)	(2.14)
October 31, 2014	33.53	. 10	2.17	2.27	(. 11)	(4.50)

Class Y
October 31, 2018	34.69	. 21	. 92	1.13	(. 11)	(3.88)
October 31, 2017	27.61	. 13	7.23	7.36	(. 22)	(. 06)
October 31, 2016	28.64	. 22	. 88	1.10	(. 26)	(1.87)
October 31, 2015	31.24	. 20	(. 51)	(. 31)	(. 15)	(2.14)
October 31, 2014	33.58	. 17	2.16	2.33	(. 17)	(4.50)

See accompanying notes which are an integral part of the financial statements.

140 U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(3.88)	31.39	2.75	20,511	1.24	1.24	. 14	73
(. 15)	34.30	26.15	18,935	1.25	1.25	(. 04)	109
(1.99)	27.32	3.99	20,554	1.25	1.25	. 37	98
(2.16)	28.33	(1.72)	23,410	1.25	1.25	. 20	95
(4.55)	30.93	6.70	25,406	1.25	1.25	. 09	86

(3.88)	29.30	1.99	16,921	1.99	1.99	(. 61)	73
(. 06)	32.48	25.19	21,072	2.00	2.00	(. 79)	109
(1.87)	26.00	3.19	22,459	2.00	2.00	(. 38)	98
(2.14)	27.13	(2.42)	27,794	2.00	2.00	(. 55)	95
(4.50)	29.89	5.91	33,003	2.00	2.00	(. 66)	86

(3.88)	31.57	2.73	2,957	1.24	1.24	. 14	73
(. 13)	34.48	26.14	2,889	1.25	1.25	. 21	109
(1.98)	27.45	3.96	24,161	1.25	1.25	. 36	98
(2.15)	28.45	(1.68)	32,486	1.25	1.25	. 20	95
(4.53)	31.03	6.71	42,588	1.25	1.25	. 09	86

(3.98)	31.79	3.15	33,061	. 99	. 85	. 53	73
—	34.66	8.52	28,644	1.00	. 86	. 03	109

(3.98)	31.81	3.18	2,312	. 84	. 82	. 56	73
(. 27)	34.67	26.69	2,788	. 85	. 83	. 28	109
—	27.61	15.67	401	. 85	. 83	. 68	98

(3.94)	31.78	3.04	1,376,020	. 99	. 95	. 43	73
(. 22)	34.64	26.51	1,488,373	1.00	. 97	. 22	109
(2.07)	27.57	4.22	1,083,721	1.00	1.00	. 62	98
(2.23)	28.59	(1.46)	1,335,636	1.00	1.00	. 45	95
(4.61)	31.19	7.01	1,512,046	1.00	1.00	. 33	86

(3.99)	31.83	3.20	323,283	. 79	. 79	. 59	73
(. 28)	34.69	26.74	428,472	. 80	. 80	. 40	109
(2.13)	27.61	4.42	390,468	. 80	. 80	. 81	98
(2.29)	28.64	(1.26)	476,814	. 80	. 80	. 65	95
(4.67)	31.24	7.17	638,778	. 80	. 80	. 51	86

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 141

Russell Investment Company
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,101,265
Administration fees	75,716
Distribution fees	15,761
Shareholder servicing fees	4,404
Transfer agent fees	205,712
Trustee fees	6,089
$1,408,947

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$144,156	$637,316	$668,775	$—	$—	$112,697	$3,044	$—
U. S. Cash Management Fund	103,047	846,396	855,101	(7)	(2)	94,333	1,753	—
	$247,203	$1,483,71	$1,523,876	$(7)	$(2)	$207,030	4,797	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,765,007,775
Unrealized Appreciation	$230,080,990
Unrealized Depreciation	(102,412,558)
Net Unrealized Appreciation (Depreciation)	$127,668,432
Undistributed Ordinary Income	$50,763,189
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$179,470,799
Tax Composition of Distributions
Ordinary Income	$90,891,894
Long-Term Capital Gains	$131,881,935

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$1
Additional paid-in capital	(1)

See accompanying notes which are an integral part of the financial statements.

142 U.S. Small Cap Equity Fund

Russell Investment Company
International Developed Markets Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

International Developed Markets Fund - Class A‡			International Developed Markets Fund - Class Y
	Total			Total
	Return			Return
1 Year	(13.65)%		1 Year	(7.96)%
5 Years	0.82	%§	5 Years	2.49	%§
10 Years	5.57	%§	10 Years	6.65	%§

International Developed Markets Fund - Class C			MSCI World ex USA Index (Net)**
	Total			Total
	Return			Return
1 Year	(9.06)%		1 Year	(6.76)%
5 Years	1.26	%§	5 Years	1.86	%§
			10 Years	6.77	%§
10 Years	5.42	%§

			International Developed Markets Linked Benchmark***
International Developed Markets Fund - Class E				Total
	Total			Return
	Return		1 Year	(6.64)%
1 Year	(8.35)%		5 Years	2.09	%§
5 Years	2.03	%§	10 Years	6.76	%§
10 Years	6.25	%§

International Developed Markets Fund - Class M‡‡
	Total
	Return
1 Year	(8.00)%
5 Years	2.33	%§
10 Years	6.50	%§

International Developed Markets Fund - Class S
	Total
	Return
1 Year	(8.11)%
5 Years	2.29	%§
10 Years	6.48	%§

International Developed Markets Fund 143

Russell Investment Company
International Developed Markets Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The International Developed Markets Fund (the “Fund”) employs	were additive. Stock selection contributed positively and was able
a multi-manager approach whereby portions of the Fund are	to partially offset the negative allocation effects.
allocated to different money manager strategies. Fund assets not	The Fund employs discretionary and non-discretionary money
allocated to money managers are managed by Russell Investment	managers. The Fund’s discretionary money managers select the
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	individual portfolio securities for the assets assigned to them.
the allocation of the Fund’s assets among money managers at	The Fund’s non-discretionary money managers provide a model
any time. An exemptive order from the Securities and Exchange	portfolio to RIM representing their investment recommendations,
Commission (“SEC”) permits RIM to engage or terminate a money	based upon which RIM purchases and sells securities for the
manager at any time, subject to approval by the Fund’s Board,	Fund. RIM manages assets not allocated to money manager
without a shareholder vote. Pursuant to the terms of the exemptive	strategies and the Fund’s cash balances.
order, the Fund is required to notify its shareholders within 90
days of when a money manager begins providing services. As of	With respect to certain of the Fund’s money managers, GQG
October 31, 2018, the Fund had five money managers.	Partners LLC (“GQG”) was the top performer during the period, despite a tough environment for GQG’s growth strategy. The
What is the Fund’s investment objective?	manager’s underweights to energy and health care detracted,
The Fund seeks to provide long-term capital growth.	but good stock selection in financials and IT drove most of the outperformance. The strategy also picked strong companies in
How did the Fund perform relative to its benchmark for the	Europe ex-UK and North America, offsetting a negative allocation
fiscal year ended October 31, 2018?	impact in Japanese and emerging markets.
For the fiscal year ended October 31, 2018, the Fund’s Class
A, Class C, Class E, Class M, Class S and Class Y Shares lost	Wellington Management Company LLP was the weakest performer
8.38%, 9.06%, 8.35%, 8.00%, 8.11% and 7.96%, respectively.	as growth and momentum stocks faced headwinds. The strategy
This is compared to the Fund’s benchmark, the MSCI World ex	underweighted sectors with strong performance, including
USA Index (Net), which lost 6.76% during the same period. The	health care and energy, which negatively impacted performance.
Fund’s performance includes operating expenses, whereas index	Ineffective stock selection in the IT sector also detracted.
returns are unmanaged and do not include expenses of any kind.	RIM manages a multi-factor positioning strategy that aims to
For the fiscal year ended October 31, 2018, the Morningstar®	increase the Fund’s value exposure while moderating volatility
Foreign Large Blend Category, a group of funds that Morningstar	exposure and expressing RIM’s total preferred positioning across
considers to have investment strategies similar to those of the	multiple factors and sectors. The strategy uses the output from a
Fund, lost 8.42%. This result serves as a peer comparison and is	quantitative model to purchase a stock portfolio expressing these
expressed net of operating expenses.	views. The positioning strategy’s benchmark-relative performance was modestly negative for the period, as the strategy’s overweight
How did market conditions affect the Fund’s performance?	to value detracted. However, an overweight to low volatility offset
Non-U. S. developed markets lagged over the period. Emerging	some of the losses.
markets, Asia-Pacific ex-Japan and Europe ex-UK were the	In addition, RIM utilized equity futures and currency forward
biggest detractors, while the Japanese market lagged the least.	contracts in order to position the portfolio to meet RIM’s overall
Although the Australian market was positive in local currency, its	preferred positioning with respect to country and currency
return was offset by a strong U. S. dollar.	exposures. This strategy detracted during the fiscal year.
In terms of sector returns within the Index for the fiscal year,	During the period, RIM used index futures contracts to equitize
health care and energy had the strongest outperformance, whereas	the Fund’s cash. The decision to equitize cash hurt the Fund’s
information technology (“IT”) and industrials lagged.	absolute performance for the fiscal year as the market’s absolute
How did the investment strategies and techniques employed	return was negative. However, a decision to leave a portion of
by the Fund and its money managers affect its benchmark	cash un-equitized moderated this impact.
relative performance?	Describe any changes to the Fund’s structure or the money
The Fund underperformed its benchmark for the one-year period	manager line-up.
ending October 31, 2018. Sector allocations were negative,	In December 2017, RIM replaced value manager Barrow, Hanley,
mainly due to underweights to the strongly performing health	Mewhinney & Strauss, LLC with Janus Capital Management LLC
care and energy sectors. An overweight to emerging markets also	and Perkins Investment Management LLC. The objective of this
detracted. The Fund’s allocations to growth and momentum stocks	change was to improve the Fund's excess return potential.

144 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

On January 1, 2018, RIM changed the Fund’s primary benchmark		The views expressed in this report reflect those of the
from the Russell Developed ex-US Large Cap Index (Net) to the		portfolio managers only through the end of the period
MSCI World ex-USA (Net) .		covered by the report. These views do not necessarily
In March 2018 and June 2018, Pzena Investment Management,		represent the views of RIM or any other person in RIM or
LLC and Wellington Management Company LLP, respectively,		any other affiliated organization. These views are subject to
were transitioned from discretionary to non-discretionary		change at any time based upon market conditions or other
mandates.		events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
Money Managers as of October 31,		as investment advice and, because investment decisions for
2018	Styles	a Russell Investment Company (“RIC”) Fund are based on
GQG Partners, LLC	Growth	numerous factors, should not be relied on as an indication
Janus Capital Management LLC and Perkins		of investment decisions of any RIC Fund.
Investment Management, LLC	Market Oriented
Numeric Investors LLC	Market Oriented
Pzena Investment Management, LLC	Value
Wellington Management Company, LLP	Growth

* Assumes initial investment on November 1, 2008.

** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the MSCI
EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed ex-US Large Cap Index (net of tax
on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World ex-USA Index (net of tax on dividends from foreign holdings) thereafter.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares are the returns of the Fund’s Class S
Shares for the periods November 1, 2008 through March 16, 2017. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

International Developed Markets Fund 145

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$893.30	$1,019.06
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.82	$6.21

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$890.00	$1,015.27
	Expenses Paid During Period*	$9.38	$10.01
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$893.60	$1,019.06
of other funds.	Expenses Paid During Period*	$5.82	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

146 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$895.30	$1,021.02
Expenses Paid During Period*	$3.97	$4.23

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$894.90	$1,020.52
Expenses Paid During Period*	$4.44	$4.74

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$895.40	$1,021.32
Expenses Paid During Period*	$3.68	$3.92

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

International Developed Markets Fund 147

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.9%			Proximus	59,193	1,512
Australia - 3.3%			Solvay SA	15,439	1,759
AGL Energy, Ltd.	139,593	1,786	UCB SA	66,273	5,563
Amcor, Ltd. Class A	641,559	6,046			31,620
Aristocrat Leisure, Ltd.	419,592	7,916
Australia & New Zealand Banking			Bermuda - 0.0%
Group, Ltd. - ADR	125,325	2,317	Gulf Keystone Petroleum, Ltd. (Æ)	101,332	288
Bank of Queensland, Ltd.	63,959	437
Bendigo & Adelaide Bank, Ltd.	66,757	485	Brazil - 0.0%
BHP Billiton, Ltd. - ADR	29,838	690	Vale SA Class B - ADR	69,724	1,053
Brambles, Ltd.	107,757	806
Caltex Australia, Ltd.	120,593	2,416	Canada - 4.8%
Coca-Cola Amatil, Ltd.	239,100	1,680	Alimentation Couche-Tard, Inc. Class B	1,400	67
Commonwealth Bank of Australia - ADR	82,369	4,051	ARC Resources, Ltd.	85,158	793
Computershare, Ltd.	49,400	693	Bank of Montreal	96,973	7,250
Crown Resorts, Ltd.	116,300	1,032	Bank of Nova Scotia (The)	75,924	4,075
CSL, Ltd.	59,448	7,974	BCE, Inc.	39,694	1,536
Fortescue Metals Group, Ltd.	120,493	341	Brookfield Asset Management, Inc.
GPT Group (The)(ö)	148,784	544	Class A	23,995	979
Iluka Resources, Ltd.	27,500	160	BRP, Inc.	22,500	905
LendLease Group	46,260	577	CAE, Inc.	170,600	3,009
Macquarie Group, Ltd.	135,536	11,283	Canadian Imperial Bank of Commerce	42,644	3,682
Mirvac Group(ö)	2,675,378	4,117	Canadian National Railway Co.	48,779	4,170
National Australia Bank, Ltd. - ADR	96,829	1,734	Canadian Natural Resources, Ltd.	119,800	3,287
Newcrest Mining, Ltd.	273,100	4,011	Canadian Tire Corp. , Ltd. Class A	6,282	707
Qantas Airways, Ltd. (Æ)	120,300	467	Celestica, Inc. (Å)(Æ)	500,718	5,197
Sandfire Resources NL	43,479	205	Cenovus Energy, Inc.	386,412	3,270
Santos, Ltd.	9,200	43	CGI Group, Inc. Class A(Æ)	91,700	5,663
Scentre Group(ö)	152,826	430	Constellation Software, Inc.	5,501	3,786
South32, Ltd.	573,865	1,469	Empire Co. , Ltd. Class A	245,600	4,468
Stockland(ö)	641,974	1,643	Encana Corp.	342,332	3,495
Suncorp Group, Ltd.	41,311	411	Fairfax Financial Holdings, Ltd.	1,519	738
Telstra Corp. , Ltd.	850,586	1,860	First Quantum Minerals, Ltd.	222,128	2,217
Treasury Wine Estates, Ltd.	431,641	4,635	Fortis, Inc.	28,184	931
Vicinity Centres(Æ)(ö)	1,590,078	2,980	Granite Real Estate Investment Trust(ö)	10,400	429
Wesfarmers, Ltd. (Æ)	212,577	7,038	Great-West Lifeco, Inc.	50,508	1,159
Westpac Banking Corp.	98,581	1,885	Healthcare Realty Trust, Inc. (Æ)	69,700	1,054
Whitehaven Coal, Ltd.	147,900	509	Imperial Oil, Ltd.	72,540	2,266
Woodside Petroleum, Ltd.	17,953	444	Industrial Alliance Insurance &
Woolworths Group, Ltd.	117,845	2,375	Financial Services, Inc.	17,711	626
		87,490	Intact Financial Corp.	11,592	916
			Loblaw Cos. , Ltd.	65,699	3,286
Austria - 0.6%			Magna International, Inc. Class A	28,726	1,414
ams AG(Æ)(Ñ)	41,119	1,600	Manulife Financial Corp.	159,517	2,512
Andritz AG	168,450	8,709	Maple Leaf Foods, Inc.	8,555	195
Erste Group Bank AG(Æ)	55,436	2,255	Methanex Corp.	2,600	168
Oesterreichische Post AG	24,320	988	National Bank of Canada	28,354	1,287
OMV AB	11,242	626	Nutrien, Ltd.	126,782	6,712
Voestalpine AG	35,729	1,268	Open Text Corp.	25,200	851
		15,446	Pembina Pipeline Corp.	27,607	893
			Power Corp. of Canada	40,307	832
Belgium - 1.2%			Power Financial Corp.	18,177	391
Ageas	147,452	7,378	RioCan Real Estate Investment Trust(ö)	150,187	2,738
Anheuser-Busch InBev SA	28,641	2,110	Rogers Communications, Inc. Class B	143,662	7,398
Colruyt SA	21,241	1,234	Royal Bank of Canada - GDR	137,580	10,025
Groupe Bruxelles Lambert SA	12,970	1,207	Sun Life Financial, Inc.	97,767	3,580
KBC Groep NV	157,678	10,857	Suncor Energy, Inc.	26,999	906

See accompanying notes which are an integral part of the financial statements.

148 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Teck Resources, Ltd. Class B	35,698	738	Cie Generale des Etablissements
TFI International, Inc. (Æ)	24,600	819	Michelin SCA Class B	8,721	893
Toronto Dominion Bank	255,388	14,168	CNP Assurances	17,780	396
TransCanada Corp.	42,340	1,597	Credit Agricole SA	557,864	7,146
West Fraser Timber Co. , Ltd.	7,878	396	Danone SA	195,614	13,859
		127,581	Dassault Aviation SA	3,646	6,048
			Eiffage SA	16,380	1,602
Cayman Islands - 0.1%			Electricite de France SA	31,787	527
Sunny Optical Technology Group Co. ,			Engie SA(Ñ)	500,155	6,668
Ltd.	192,307	1,683	Essilor International SA	25,671	3,510
			Eurazeo SA	12,429	908
China - 1.9%			Faurecia	7,455	360
Alibaba Group Holding, Ltd. - ADR(Æ)	40,214	5,722	Gecina SA(ö)	2,740	402
China Resources Power Holdings Co. ,			Hermes International	12,391	7,062
Ltd.	4,438,000	7,792	Kering	4,127	1,830
Lenovo Group, Ltd.	24,720,143	15,802	Legrand SA - ADR	10,251	670
Ping An Insurance Group Co. of China,			L'Oreal SA	64,449	14,513
Ltd. Class H	1,261,022	11,934	LVMH Moet Hennessy Louis Vuitton
Sands China, Ltd.	785,915	3,117	SE - ADR	7,019	2,126
Tencent Holdings, Ltd.	159,721	5,414	Metropole Television SA	88,751	1,719
		49,781	Natixis SA	192,597	1,125
			Orange SA - ADR	101,490	1,587
Denmark - 1.7%			Pernod Ricard SA	12,042	1,837
AP Moller - Maersk A/S Class B	11,909	15,119	Peugeot SA	212,449	5,040
Carlsberg A/S Class B	47,622	5,253	Publicis Groupe SA - ADR	249,743	14,487
Danske Bank A/S	243,655	4,661	Renault SA	21,561	1,610
DSV A/S	55,679	4,472	Rexel SA Class H	839,854	10,717
H Lundbeck A/S	51,676	2,409	Safran SA	93,039	11,985
Novo Nordisk A/S Class B	108,469	4,685	Sanofi - ADR	373,726	33,405
Pandora A/S	15,607	976	Schneider Electric SE	205,959	14,937
Rockwool International A/S Class B	139	47	SCOR SE - ADR	185,907	8,602
Scandinavian Tobacco Group A/S(Å)	531,037	8,059	Societe Generale SA	87,489	3,214
		45,681	Thales SA	36,877	4,709
			Total SA	359,405	21,094
Finland - 0.5%			Unibail-Rodamco-Westfield(ö)	8,186	1,485
Fortum OYJ	66,594	1,402	Vallourec SA(Æ)(Ñ)	1,172,108	5,563
Neste OYJ	11,230	925	Vicat SA(Å)	141,151	7,592
Sampo OYJ Class A	21,405	985	Vinci SA	27,197	2,429
Stora Enso OYJ Class R	84,168	1,268			264,138
Tikkurila OYJ(Å)(Ñ)	203,253	2,768
UPM-Kymmene OYJ	149,698	4,814	Germany - 5.7%
Valmet OYJ	8,553	195	adidas AG	35,103	8,268
		12,357	Allianz SE	38,018	7,939
			AURELIUS Equity Opportunities SE &
France - 9.9%			Co. KGaA	2,592	121
Air Liquide SA Class A	122,635	14,855	BASF SE	82,136	6,327
Airbus Group SE	4,038	445	Bayer AG	33,739	2,590
Arkema SA	11,959	1,252	Bayerische Motoren Werke AG	126,803	10,938
Atos SE	12,231	1,047	Beiersdorf AG	64,053	6,630
AXA SA	140,003	3,505	Commerzbank AG(Æ)	33,021	312
BNP Paribas SA	130,723	6,817	Continental AG	7,210	1,192
Bouygues SA - ADR	86,828	3,169	Covestro AG(Þ)	89,481	5,786
Bureau Veritas SA	173,263	3,915	Daimler AG	59,201	3,510
Capgemini SE	24,661	3,015	Deutsche Bank AG	119,592	1,171
Carrefour SA	80,579	1,563	Deutsche Boerse AG	80,468	10,190
Christian Dior SE	2,080	806	Deutsche Lufthansa AG	24,185	486
Cie de Saint-Gobain	55,600	2,092	Deutsche Pfandbriefbank AG(Þ)	7,100	94

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 149

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Deutsche Post AG	9,250	293	Infosys, Ltd. - ADR	1,198,238	11,347
Deutsche Telekom AG	536,864	8,816			28,725
Deutsche Wohnen SE	40,813	1,869
Evonik Industries AG	33,693	1,045	Indonesia - 0.2%
Fresenius SE & Co. KGaA	6,351	405	Bank Central Asia Tbk PT	3,517,715	5,478
GEA Group AG	298,586	9,081
Hannover Rueck SE	12,551	1,693	Ireland - 0.8%
HeidelbergCement AG	96,133	6,531	Bank of Ireland Group PLC	1,175,571	8,337
Hochtief AG	13,924	2,067	CRH PLC	64,385	1,924
Infineon Technologies AG - ADR	170,857	3,425	Linde PLC(Æ)	3,280	538
Innogy SE(Þ)	9,474	418	Medtronic PLC	44,958	4,038
Muenchener Rueckversicherungs-			Ryanair Holdings PLC - ADR(Æ)	27,790	2,301
Gesellschaft AG in Muenchen	52,579	11,318	Willis Towers Watson PLC(Æ)	39,440	5,646
SAP SE - ADR	136,427	14,632			22,784
Siemens AG	109,331	12,599
Siemens Healthineers AG(Æ)(Þ)	85,870	3,558	Israel - 0.8%
Siltronic AG	4,933	453	Azrieli Group, Ltd.	12,638	613
TUI AG	146,550	2,432	Bank Hapoalim BM	677,658	4,577
Uniper SE	17,179	496	Bank Leumi Le-Israel BM	1,160,630	7,234
Vonovia SE	39,519	1,810	Bezeq The Israeli Telecommunication
Zalando SE(Æ)(Þ)	89,507	3,467	Corp. , Ltd.	491,260	564
		151,962	Check Point Software Technologies, Ltd.
			(Æ)	34,500	3,830
Hong Kong - 3.3%			Israel Discount Bank, Ltd. Class A	261,010	852
AIA Group, Ltd.	1,267,955	9,644	Nice, Ltd. (Æ)	35,160	3,722
Bank of East Asia, Ltd. (The)	178,600	577	Plus500, Ltd.	14,471	250
BOC Hong Kong Holdings, Ltd.	95,500	356			21,642
China Mobile, Ltd.	1,051,861	9,828
CK Asset Holdings, Ltd.	1,471,500	9,528	Italy - 2.4%
CK Hutchison Holdings, Ltd.	1,478,818	14,857	Assicurazioni Generali SpA	201,155	3,245
CLP Holdings, Ltd.	86,500	969	ASTM SpA	4,020	79
Galaxy Entertainment Group, Ltd.	146,000	785	Atlantia SpA	34,036	683
Hang Lung Properties, Ltd. - ADR	263,000	476	Davide Campari-Milano SpA	386,287	2,969
Hang Seng Bank, Ltd.	321,882	7,519	Enel SpA	3,584,033	17,586
Henderson Land Development Co. , Ltd.	315,200	1,471	ENI SpA - ADR	381,940	6,793
HKT Trust & HKT, Ltd.	807,000	1,114	FinecoBank Banca Fineco SpA	288,729	3,022
Hong Kong Exchanges & Clearing, Ltd.	17,200	459	Intesa Sanpaolo SpA	699,350	1,546
Hongkong Land Holdings, Ltd. (Þ)	277,400	1,645	Leonardo SpA	35,206	382
Hysan Development Co. , Ltd.	139,000	651	Mediobanca SpA	40,492	354
Jardine Matheson Holdings, Ltd.	16,900	977	Moncler SpA	63,063	2,188
Jardine Strategic Holdings, Ltd.	11,500	386	Poste Italiane SpA(Þ)	44,512	320
Link Real Estate Investment Trust(ö)	818,500	7,244	Saipem SpA(Æ)	2,075,709	11,359
Melco Crown Entertainment, Ltd. - ADR	161,996	2,694	Snam Rete Gas SpA	858,549	3,543
MTR Corp. , Ltd.	613,500	2,969	Telecom Italia SpA(Æ)	7,381,197	4,348
New World Development Co. , Ltd.	564,000	714	Terna Rete Elettrica Nazionale SpA	177,779	919
Sino Land Co. , Ltd.	522,000	818	UniCredit SpA	470,840	6,018
Sun Hung Kai Properties, Ltd.	56,000	730			65,354
Swire Pacific, Ltd. Class A	588,500	6,099
Techtronic Industries Co. , Ltd.	559,789	2,628	Japan - 18.8%
WH Group, Ltd. (Þ)	1,208,000	844	77 Bank, Ltd. (The)	4,500	93
Wharf Holdings, Ltd. (The)	165,000	411	Advantest Corp.	161,603	3,016
Wharf Real Estate Investment Co. , Ltd.	93,000	578	Aisin Seiki Co. , Ltd.	36,300	1,421
Wheelock & Co. , Ltd.	223,000	1,193	Alfresa Holdings Corp.	60,600	1,627
		88,164	ANA Holdings, Inc.	28,000	944
			Aozora Bank, Ltd.	44,000	1,514
India - 1.1%			Asahi Glass Co. , Ltd.	43,900	1,438
HDFC Bank, Ltd. - ADR	195,453	17,378	Asahi Group Holdings, Ltd.	45,500	2,009

See accompanying notes which are an integral part of the financial statements.

150 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Asahi Kasei Corp.	142,000	1,701	Kao Corp.	46,100	3,066
Astellas Pharma, Inc.	476,400	7,349	Kawasaki Heavy Industries, Ltd.	58,000	1,372
Benesse Holdings, Inc.	4,800	134	KDDI Corp.	182,300	4,536
BML, Inc. (Å)	295,000	8,090	Keyence Corp.	700	341
Bridgestone Corp.	136,000	5,240	Kirin Holdings Co. , Ltd.	105,700	2,521
Canon, Inc.	159,400	4,530	Kitagawa Industries Co. , Ltd. (Å)	54,700	743
Central Japan Railway Co.	11,600	2,234	Kobe Steel, Ltd.	130,800	1,048
Century Tokyo Leasing Corp.	15,900	849	Komatsu, Ltd.	130,555	3,385
Chiba Bank, Ltd. (The)	224,000	1,414	Kuraray Co. , Ltd.	65,600	900
Chubu Electric Power Co. , Inc.	147,000	2,118	Kyushu Electric Power Co. , Inc.	37,600	437
Concordia Financial Group, Ltd.	393,100	1,797	Kyushu Railway Co.	125,300	3,832
Cosel Co. , Ltd. (Å)	297,400	3,073	Makino Milling Machine Co. , Ltd.	4,600	174
Credit Saison Co. , Ltd.	125,800	1,995	Marubeni Corp.	351,800	2,843
Dai Nippon Printing Co. , Ltd.	142,500	3,194	Maruha Nichiro Corp.	15,300	554
Dai-ichi Life Holdings, Inc.	381,225	7,177	Mazda Motor Corp.	128,600	1,391
Daiichi Sankyo Co. , Ltd.	60,400	2,303	Mitsubishi Chemical Holdings Corp.	240,200	1,866
Daikin Industries, Ltd.	14,800	1,713	Mitsubishi Corp.	129,400	3,632
Daiseki Co. , Ltd.	124,000	2,929	Mitsubishi Electric Corp.	96,500	1,220
Daito Trust Construction Co. , Ltd.	14,000	1,843	Mitsubishi Gas Chemical Co. , Inc.	20,500	343
Daiwa House Industry Co. , Ltd.	56,400	1,697	Mitsubishi Heavy Industries, Ltd.	62,600	2,206
Daiwa Securities Group, Inc.	251,000	1,445	Mitsubishi Materials Corp.	48,300	1,335
Denso Corp.	31,000	1,382	Mitsubishi Motors Corp.	62,000	389
Dentsu, Inc.	5,200	241	Mitsubishi UFJ Financial Group, Inc.	1,876,200	11,356
Dip Corp.	2,100	45	Mitsubishi UFJ Lease & Finance Co. ,
DMG Mori Seiki Co. , Ltd.	27,000	388	Ltd.	276,500	1,417
East Japan Railway Co.	12,200	1,065	Mitsui & Co. , Ltd.	164,700	2,768
Ebara Corp.	285,900	8,312	Mitsui Chemicals, Inc.	16,000	362
Eisai Co. , Ltd.	69,210	5,753	Mitsui OSK Lines, Ltd.	17,300	421
FANUC Corp.	13,860	2,409	Mixi, Inc.	13,000	283
Fuji Heavy Industries, Ltd.	31,600	852	Mizuho Financial Group, Inc.	1,831,300	3,141
Fuji Media Holdings, Inc.	51,600	836	Morinaga Milk Industry Co. , Ltd.	8,700	233
FUJIFILM Holdings Corp.	16,100	695	MS&AD Insurance Group Holdings, Inc.	184,200	5,545
Fujitsu, Ltd.	272,300	16,487	NEC Corp.	23,000	659
Hazama Ando Corp.	51,600	355	NH Foods, Ltd.	24,500	845
Hitachi Metals, Ltd.	790,300	9,283	Nidec Corp.	31,430	4,068
Hitachi, Ltd.	216,900	6,625	Nikon Corp.	3,300	57
Honda Motor Co. , Ltd.	1,000,070	28,605	Nintendo Co. , Ltd.	13,820	4,284
Hoya Corp.	104,700	5,930	Nippon Carbon Co. , Ltd.	2,300	130
Icom, Inc. (Å)	88,200	1,881	Nippon Electric Glass Co. , Ltd.	3,500	88
Idemitsu Kosan Co. , Ltd.	51,000	2,319	Nippon Express Co. , Ltd.	22,500	1,420
Iida Group Holdings Co. , Ltd.	388,600	7,052	Nippon Sheet Glass Co. , Ltd.	64,500	542
Inpex Corp.	1,530,200	17,651	Nippon Steel & Sumitomo Metal Corp.	52,900	974
Isetan Mitsukoshi Holdings, Ltd.	16,500	194	Nippon Telegraph & Telephone Corp.	234,287	9,839
Isuzu Motors, Ltd.	770,500	10,074	Nippon Yusen	90,700	1,462
ITOCHU Corp.	386,200	7,143	Nissan Motor Co. , Ltd.	376,700	3,440
Japan Airlines Co. , Ltd.	27,500	977	Nisshinbo Holdings, Inc.	4,600	51
Japan Post Bank Co. , Ltd.	113,900	1,326	Nitto FC Co. , Ltd. (Å)	144,700	1,005
Japan Post Holdings Co. , Ltd.	614,500	7,312	Nomura Holdings, Inc.	371,100	1,750
Japan Tobacco, Inc.	135,900	3,495	NTT Data Corp.	156,600	2,012
JFE Holdings, Inc.	155,300	2,920	NTT DOCOMO, Inc.	315,900	7,944
JSR Corp.	95,800	1,424	Oji Holdings Corp.	176,000	1,250
JTEKT Corp.	10,000	124	Ono Pharmaceutical Co. , Ltd.	162,850	3,698
JX Holdings, Inc.	848,500	5,753	Oriental Land Co. , Ltd.	19,700	1,861
Kajima Corp.	85,500	1,098	ORIX Corp.	228,800	3,720
Kamigumi Co. , Ltd.	48,000	989	Osaka Gas Co. , Ltd.	85,000	1,557
Kanamoto Co. , Ltd.	1,300	43	Qol Co. , Ltd.	234,400	4,926
Kansai Electric Power Co. , Inc. (The)	135,600	2,085	Recruit Holdings Co. , Ltd.	18,200	488

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 151

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Resona Holdings, Inc.	187,600	986	Jersey - 0.1%
SBI Holdings, Inc.	3,300	86	Shire PLC - ADR	48,303	2,889
Secom Co. , Ltd.	91,700	7,499
Secom Joshinetsu Co. , Ltd. (Å)	30,800	925	Luxembourg - 0.2%
Sekisui House, Ltd.	186,600	2,741	ArcelorMittal SA(Æ)	84,902	2,117
Seven & i Holdings Co. , Ltd.	74,700	3,232	RTL Group SA	13,268	852
Shimamura Co. , Ltd.	11,000	927	Spotify Technology SA(Æ)	18,966	2,839
Shin-Etsu Chemical Co. , Ltd.	35,894	2,998	Tenaris SA	55,379	817
Shingakukai Co. , Ltd.	1,800	9			6,625
Shionogi & Co. , Ltd.	21,800	1,393
Showa Corp.	14,400	199	Mexico - 0.2%
Showa Denko KK	10,200	442	Grupo Televisa SAB - ADR	349,468	5,025
Showa Shell Sekiyu KK	41,100	790
SMC Corp.	8,885	2,826	Netherlands - 3.9%
SoftBank Corp.	21,400	1,735	ABN AMRO Group NV(Þ)	130,266	3,200
Sompo Japan Nipponkoa Holdings, Inc.	232,100	9,598	Aegon NV	230,734	1,418
Sony Corp.	206,450	11,111	AerCap Holdings NV(Æ)	40,822	2,044
Sumitomo Chemical Co. , Ltd.	313,000	1,562	ASML Holding NV	55,349	9,464
Sumitomo Corp.	171,800	2,598	ASR Nederland NV	5,515	251
Sumitomo Electric Industries, Ltd.	100,400	1,366	Exor NV	31,457	1,782
Sumitomo Heavy Industries, Ltd.	54,400	1,711	Ferrari NV	16,984	1,986
Sumitomo Metal Mining Co. , Ltd.	40,000	1,256	Heineken NV	115,649	10,422
Sumitomo Mitsui Construction Co. , Ltd.	26,200	164	ING Groep NV	1,086,666	12,856
Sumitomo Mitsui Financial Group, Inc.	297,100	11,542	InterXion Holding NV(Æ)	41,749	2,458
Sumitomo Mitsui Trust Holdings, Inc.	48,100	1,938	Koninklijke Ahold Delhaize NV	331,504	7,594
Sumitomo Rubber Industries, Ltd.	63,600	912	Koninklijke DSM NV	4,032	353
T&D Holdings, Inc.	107,600	1,726	Koninklijke KPN NV	2,346,835	6,207
Taiheiyo Cement Corp.	45,000	1,325	NN Group NV	148,623	6,392
Takeda Pharmaceutical Co. , Ltd. (Ñ)	147,700	5,969	Royal Dutch Shell PLC Class A	939,113	29,819
TDK Corp.	7,900	677	Wolters Kluwer NV	85,217	4,839
Toho Holdings Co. , Ltd.	136,900	3,588	Yandex NV Class A(Æ)	96,372	2,904
Tohoku Electric Power Co. , Inc.	184,700	2,344			103,989
Tokio Marine Holdings, Inc.	191,100	9,022
Tokuyama Corp.	11,400	255	New Zealand - 0.1%
Tokyo Electric Power Co. Holdings, Inc.			The a2 Milk Co. , Ltd. (Æ)(Ñ)	285,195	1,983
(Æ)	382,300	1,954
Tokyo Gas Co. , Ltd.	103,000	2,532	Norway - 1.4%
Tokyu Fudosan Holdings Corp.	98,500	558	Austevoll Seafood ASA	52,391	840
Toppan Printing Co. , Ltd.	136,000	1,920	Det Norske Oljeselskap ASA	24,039	790
Toray Industries, Inc.	142,200	1,007	DNB ASA	155,162	2,798
Toshiba Corp. (Æ)	17,300	517	Gjensidige Forsikring ASA	36,661	567
Tosoh Corp.	23,000	303	Leroy Seafood Group ASA	49,100	451
Toyo Seikan Group Holdings, Ltd.	33,100	676	Marine Harvest ASA	220,116	5,321
Toyota Industries Corp.	33,700	1,667	Norsk Hydro ASA	240,541	1,244
Toyota Motor Corp.	203,700	11,927	Orkla ASA	1,568,013	13,516
Toyota Tsusho Corp.	51,900	1,870	Statoil ASA Class N	275,052	7,087
Transcosmos, Inc. (Å)	139,600	3,152	Telenor ASA(Ñ)	219,025	4,011
Tsugami Corp.	3,000	27	Yara International ASA	29,693	1,275
West Japan Railway Co.	83,400	5,590			37,900
Yahoo! Japan Corp.	2,939,900	9,218
Yamada Denki Co. , Ltd. (Ñ)	374,700	1,764	Portugal - 0.2%
Yamaguchi Financial Group, Inc.	149,000	1,571	Energias de Portugal SA	530,418	1,864
Yamaha Motor Co. , Ltd.	19,300	456	Galp Energia SGPS SA Class B	211,140	3,680
		501,901			5,544

See accompanying notes which are an integral part of the financial statements.

152 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Russia - 0.0%			Epiroc AB Class A(Æ)	113,905	999
Evraz PLC	71,098	493	ICA Gruppen AB(Ñ)	35,142	1,244
			Lundin Petroleum AB	56,061	1,704
Singapore - 1.5%			Sandvik AB	25,727	407
CapitaLand, Ltd.	266,600	605	Skandinaviska Enskilda Banken AB
City Developments, Ltd.	63,400	362	Class A	286,620	2,962
DBS Group Holdings, Ltd.	470,100	7,977	SSAB AB Class B	63,894	207
Genting Singapore, Ltd.	1,512,000	960	Svenska Cellulosa AB SCA Class B	59,896	566
Keppel Corp. , Ltd. - ADR	158,900	713	Svenska Handelsbanken AB Class A	154,526	1,677
Oversea-Chinese Banking Corp. , Ltd.	207,759	1,615	Swedbank AB Class A	176,005	3,957
Singapore Telecommunications, Ltd.	7,690,700	17,566	Swedish Orphan Biovitrum AB Class
United Overseas Bank, Ltd.	51,800	914	B(Æ)	47,538	969
Wilmar International, Ltd.	4,519,000	10,291	Telefonaktiebolaget LM Ericsson Class B	1,762,399	15,310
		41,003	Telia Co. AB	433,502	1,951
			Trelleborg AB Class B	146,230	2,632
South Africa - 0.0%			Volvo AB Class B	22,482	336
Nedbank Group, Ltd.	22,553	380			43,093
Old Mutual, Ltd.	702,217	1,058
		1,438	Switzerland - 8.8%
			ABB, Ltd.	539,596	10,847
South Korea - 1.4%			Adecco SA	36,564	1,789
CLIO Cosmetics Co. , Ltd. (Å)	107,065	1,031	Baloise Holding AG	12,094	1,728
Grand Korea Leisure Co. , Ltd.	194,071	3,801	Chocoladefabriken Lindt & Spruengli
Hana Financial Group, Inc.	143,746	4,847	AG	291	2,442
Hyundai Motor Co.	100,336	9,400	Cie Financiere Richemont SA	146,098	10,654
Kangwon Land, Inc.	215,993	5,452	Coca-Cola HBC AG - ADR(Æ)	253,881	7,494
POSCO	20,832	4,700	Credit Suisse Group AG(Æ)	630,143	8,213
Samsung Electronics Co. , Ltd.	220,565	8,249	Ferguson PLC	5,320	359
		37,480	Givaudan SA	259	627
			Glencore PLC(Æ)	1,172,914	4,774
Spain - 1.7%			Julius Baer Group, Ltd. (Æ)	78,445	3,577
ACS Actividades de Construccion y			LafargeHolcim, Ltd. (Æ)	42,283	1,961
Servicios SA	11,712	438	Nestle SA	377,920	31,873
Amadeus IT Group SA Class A	9,490	765	Novartis AG	443,091	38,694
Banco Bilbao Vizcaya Argentaria SA			Roche Holding AG	212,425	51,546
- ADR	347,251	1,917	SGS SA	2,751	6,518
Banco de Sabadell SA - ADR	820,191	1,079	Sika AG	94,981	12,178
Banco Santander SA - ADR	820,459	3,890	Straumann Holding AG	954	649
Bankia SA	1,296,167	4,071	Swatch Group AG (The)	10,460	696
CaixaBank SA(Ñ)	125,649	509	Swatch Group AG (The) Class B	7,097	2,393
Cellnex Telecom SA(Þ)	333,962	8,318	Swiss Life Holding AG(Æ)	8,732	3,290
Cia de Distribucion Integral Logista			Swiss Re AG	91,787	8,278
Holdings SA	22,712	548	Swisscom AG	5,120	2,343
Enagas SA	100,096	2,655	UBS Group AG(Æ)	1,401,246	19,552
Endesa SA - ADR	82,165	1,719	Zurich Insurance Group AG	12,634	3,920
Gas Natural SDG SA(Ñ)	73,611	1,810			236,395
Iberdrola SA	466,183	3,299
Industria de Diseno Textil SA(Ñ)	116,337	3,281	Taiwan - 0.4%
Mediaset Espana Comunicacion SA	64,947	442	Catcher Technology Co. , Ltd.	318,070	3,235
Repsol SA - ADR	402,345	7,208	Hon Hai Precision Industry Co. , Ltd.	2,732,241	6,986
Telefonica SA - ADR	279,860	2,291			10,221
		44,240
			United Kingdom - 14.4%
Sweden - 1.6%			3i Group PLC	669,658	7,508
Assa Abloy AB Class B	183,989	3,668	Anglo American PLC	94,067	2,012
Atlas Copco AB(Æ)	124,027	3,066	Ashtead Group PLC	32,620	806
Boliden AB(Æ)	63,208	1,438	AstraZeneca PLC	187,853	14,349

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 153

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aviva PLC	1,827,469	9,998	Segro PLC(ö)	76,582	601
Babcock International Group PLC	112,746	880	Sky PLC	24,607	543
BAE Systems PLC	2,797,228	18,791	Smith & Nephew PLC	68,300	1,111
Barclays PLC	3,300,341	7,259	St. James's Place PLC	94,663	1,225
Barratt Developments PLC	145,661	956	Standard Chartered PLC	1,104,298	7,752
Berkeley Group Holdings PLC	40,305	1,802	Standard Life Aberdeen PLC(Æ)	268,843	929
BHP Billiton PLC	254,050	5,075	Stock Spirits Group PLC(Å)	879,605	2,247
Bovis Homes Group PLC	6,560	81	Taylor Wimpey PLC	1,246,698	2,572
BP PLC	907,609	6,574	Tesco PLC	4,298,254	11,713
BP PLC - ADR	254,941	11,057	Travis Perkins PLC	1,322,007	18,704
British American Tobacco PLC	123,611	5,364	Unilever NV(Ñ)	329,006	17,713
British Land Co. PLC (The)(ö)	26,900	203	Unilever PLC	27,052	1,432
BT Group PLC	601,694	1,849	Vertu Motors PLC(Å)	2,771,294	1,297
Burberry Group PLC	4,205	97	Vodafone Group PLC	10,382,510	19,611
CNH Industrial NV	126,987	1,320	William Hill PLC	93,500	251
Compass Group PLC	22,012	433	Wm Morrison Supermarkets PLC	267,311	847
ConvaTec Group PLC(Þ)	801,000	1,658			384,339
Derwent London PLC(ö)	9,360	350
Diageo PLC	697,459	24,124	United States - 2.9%
Direct Line Insurance Group PLC	371,846	1,565	Abbott Laboratories	101,238	6,979
Drax Group PLC	132,400	679	Alphabet, Inc. Class C(Æ)	10,829	11,661
Fiat Chrysler Automobiles NV(Æ)	167,217	2,535	Bausch Health Companies, Inc. (Æ)	40,100	917
Foxtons Group PLC(Å)	2,734,538	1,633	BGP Holdings PLC(Å)(Æ)(Š)	559,805	—
GlaxoSmithKline PLC - ADR	992,517	19,192	Brookfield Real Estate Services, Inc. (Å)	267,852	3,306
HSBC Holdings PLC	1,980,417	16,315	Carnival PLC	69,330	3,785
Imperial Tobacco Group PLC	480,836	16,293	Facebook, Inc. Class A(Æ)	52,539	7,975
Investec PLC	53,315	329	Interfor Corp. (Æ)	7,000	77
J Sainsbury PLC	2,911,107	11,576	MasterCard, Inc. Class A	51,815	10,242
JD Sports Fashion PLC	42,360	221	Mylan NV(Æ)	454,982	14,219
John Wood Group PLC	1,523,065	13,892	News Corp. Class A	453,741	5,985
Johnson Matthey PLC	16,436	624	Thomson Reuters Corp.	30,277	1,409
Just Eat PLC(Æ)	269,420	2,090	Visa, Inc. Class A	56,725	7,820
Kingfisher PLC	560,147	1,822	Wausau Paper Corp.	382,976	4,346
Land Securities Group PLC(ö)	78,691	858			78,721
Legal & General Group PLC	703,771	2,260
Liberty Global PLC Class C(Æ)	6,600	165	Total Common Stocks
Lloyds Banking Group PLC	17,440,500	12,751	(cost $2,758,641)		2,564,506
London Stock Exchange Group PLC	186,570	10,282
Lookers PLC(Å)( Æ)	1,538,404	1,872
			Preferred Stocks - 0.9%
LSL Property Services PLC(Å)	1,670,530	5,308	Germany - 0.9%
Marks & Spencer Group PLC	179,159	677	Bayerische Motoren Werke AG
Meggitt PLC	1,220,153	8,253	6.123% (Ÿ)	8,976	678
Michael Page International PLC	9,600	62	Henkel AG & Co. KGaA
Mondi PLC	18,580	437	1.833% (Ÿ)	3,412	373
Moneysupermarket. com Group PLC	147,082	551	Porsche Automobil Holding SE
National Grid PLC	248,984	2,639	3.026% (Ÿ)	23,731	1,512
Next PLC	8,747	582	Volkswagen AG
Pearson PLC	86,696	995	2.646% (Ÿ)	118,291	19,922
Persimmon PLC Class A	213,945	6,269			22,485
Prudential PLC	210,056	4,214
Quilter PLC(Þ)	234,072	346	Japan - 0.0%
Reckitt Benckiser Group PLC	59,576	4,817	Ito En, Ltd. (Å)
Redrow PLC	73,289	495	2.028% (Ÿ)	5,800	121
Rio Tinto PLC	44,423	2,161

Royal Bank of Scotland Group PLC	4,723,149	14,259	Total Preferred Stocks
Royal Mail PLC	752,364	3,448
Scottish & Southern Energy PLC	53,419	778	(cost $21,128)		22,606

See accompanying notes which are an integral part of the financial statements.

154 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$

	Warrants & Rights - 0.0%
	Spain- 0.0%
	Banco Santander SA(Æ)
	2018 Rights	820,459		32

	Total Warrants & Rights
	(cost $33)			32

	Short-Term Investments - 2.1%
	United States - 2.1%
	U. S. Cash Management Fund(@)	22,873,544	(8)	22,874
	United States Treasury Bills
	2.178% due 12/20/18 (~)(§)	21,600		21,536
	2.330% due 01/31/19 (~)(§)	6,900		6,860
	2.354% due 02/28/19 (~)(§)	4,700		4,664
				55,934
	Total Short-Term Investments
	(cost $55,937)			55,934

	Other Securities - 1.7%
	U. S. Cash Collateral Fund(×)(@)	45,138,007	(8)	45,138
	Total Other Securities
	(cost $45,138)			45,138

	Total Investments 100.6%
	(identified cost $2,880,877)			2,688,216

	Other Assets and Liabilities, Net
-	(0.6%)			(15,051)
	Net Assets - 100.0%			2,673,165

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 155

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.2%
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	—
BML, Inc.	12/06/17	JPY	295,000	25.48	7,517	8,090
Brookfield Real Estate Services, Inc.	12/06/17		267,852	13.30	3,561	3,306
Celestica, Inc.	02/07/18	USD	500,718	10.78	5,399	5,197
CLIO Cosmetics Co. , Ltd.	12/06/17	KRW	107,065	32.46	3,475	1,031
Cosel Co. , Ltd.	12/07/17	JPY	297,400	12.82	3,812	3,073
Foxtons Group PLC	12/07/17	GBP	2,734,538	1.07	2,927	1,633
Icom, Inc.	12/06/17	JPY	88,200	24.24	2,138	1,881
Ito En, Ltd.	04/25/18	JPY	5,800	21.11	122	121
Kitagawa Industries Co. , Ltd.	12/06/17	JPY	54,700	13.02	712	743
Lookers PLC	12/06/17	GBP	1,538,404	1.34	2,060	1,872
LSL Property Services PLC	12/06/17	GBP	1,670,530	3.74	6,245	5,308
Nitto FC Co. , Ltd.	04/25/18	JPY	144,700	6.81	985	1,005
Scandinavian Tobacco Group A/S	12/06/17	DKK	531,037	17.37	9,224	8,059
Secom Joshinetsu Co. , Ltd.	01/24/18	JPY	30,800	39.97	1,231	925
Stock Spirits Group PLC	12/07/17	GBP	879,605	3.45	3,036	2,247
Tikkurila OYJ	12/07/17	EUR	203,253	19.78	4,021	2,768
Transcosmos, Inc.	12/06/17	JPY	139,600	25.45	3,552	3,152
Vertu Motors PLC	12/07/17	GBP	2,771,294	0.67	1,862	1,297
Vicat SA	12/06/17	EUR	141,151	75.16	10,609	7,592
						59,300
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	84	EUR	4,276	11/18	85
DAX Index Futures	14	EUR	4,010	12/18	65
EURO STOXX 50 Index Futures	1,227	EUR	39,190	12/18	(1,401)
FTSE 100 Index Futures	463	GBP	32,924	12/18	(666)
Hang Seng Index Futures	10	HKD	12,456	11/18	1
S&P Energy Select Sector Index Futures	461	USD	31,131	12/18	(3,210)
S&P/TSX 60 Index Futures	190	CAD	33,980	12/18	(1,273)
SPI 200 Index Futures	78	AUD	11,306	12/18	(310)
TOPIX Index Futures	978	JPY	16,048,979	12/18	(2,834)
Short Positions
Hang Seng Index Futures	75	HKD	93,416	11/18	(34)
MSCI Emerging Markets Index Futures	1,279	USD	61,181	12/18	4,198
NASDAQ 100 E-Mini Index Futures	246	USD	34,319	12/18	2,944
S&P 500 E-Mini Index Futures	1,227	USD	166,326	12/18	11,614
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					9,179

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,836	AUD	2,600	12/19/18	6

See accompanying notes which are an integral part of the financial statements.

156 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,666	CAD	3,500	12/19/18	(4)
Bank of America	USD	13,721	EUR	12,000	12/19/18	(72)
Bank of America	USD	4,233	GBP	3,300	12/19/18	(5)
Bank of America	USD	1,213	HKD	9,500	12/19/18	—
Bank of America	USD	7,151	JPY	800,000	12/19/18	(33)
Bank of America	JPY	45,727	USD	407	11/01/18	2
Bank of Montreal	USD	756	AUD	1,062	12/19/18	(4)
Bank of Montreal	USD	12,039	AUD	16,910	12/19/18	(58)
Bank of Montreal	USD	1,222	CAD	1,606	12/19/18	(1)
Bank of Montreal	USD	4,818	CAD	6,330	12/19/18	(5)
Bank of Montreal	USD	15,467	CAD	20,320	12/19/18	(16)
Bank of Montreal	USD	7,074	EUR	6,052	12/19/18	(190)
Bank of Montreal	USD	7,996	EUR	6,841	12/19/18	(215)
Bank of Montreal	USD	1,958	GBP	1,497	12/19/18	(40)
Bank of Montreal	USD	7,811	GBP	5,973	12/19/18	(158)
Bank of Montreal	USD	3,223	JPY	355,481	12/19/18	(60)
Bank of Montreal	USD	4,180	JPY	461,000	12/19/18	(78)
Bank of Montreal	USD	26,775	JPY	2,953,139	12/19/18	(500)
Bank of Montreal	CHF	15,634	USD	16,185	12/19/18	588
Bank of Montreal	DKK	25,310	USD	3,968	12/19/18	109
Bank of Montreal	NOK	46,040	USD	5,515	12/19/18	42
Bank of Montreal	NZD	10,800	USD	7,060	12/19/18	9
Bank of Montreal	SEK	41,360	USD	4,609	12/19/18	69
Brown Brothers Harriman	USD	178	AUD	250	12/19/18	(1)
Brown Brothers Harriman	USD	285	AUD	400	12/19/18	(1)
Brown Brothers Harriman	USD	25	CAD	33	11/01/18	—
Brown Brothers Harriman	USD	305	CAD	400	12/19/18	(1)
Brown Brothers Harriman	USD	538	CAD	700	12/19/18	(6)
Brown Brothers Harriman	USD	31	DKK	200	12/19/18	(1)
Brown Brothers Harriman	USD	459	DKK	3,000	12/19/18	(1)
Brown Brothers Harriman	USD	779	DKK	5,000	12/19/18	(16)
Brown Brothers Harriman	USD	1,618	EUR	1,400	12/19/18	(26)
Brown Brothers Harriman	USD	2,914	EUR	2,500	12/19/18	(71)
Brown Brothers Harriman	USD	393	GBP	300	12/19/18	(9)
Brown Brothers Harriman	USD	664	GBP	500	12/19/18	(23)
Brown Brothers Harriman	USD	128	HKD	1,000	12/19/18	—
Brown Brothers Harriman	USD	256	HKD	2,000	12/19/18	—
Brown Brothers Harriman	USD	15	JPY	1,715	11/05/18	—
Brown Brothers Harriman	USD	803	JPY	90,000	12/19/18	(2)
Brown Brothers Harriman	USD	1,344	JPY	150,000	12/19/18	(9)
Brown Brothers Harriman	USD	366	NOK	3,000	12/19/18	(9)
Brown Brothers Harriman	USD	736	NOK	6,000	12/19/18	(23)
Brown Brothers Harriman	USD	131	NZD	200	12/19/18	—
Brown Brothers Harriman	USD	456	NZD	700	12/19/18	1
Brown Brothers Harriman	USD	1,302	NZD	2,000	12/19/18	4
Brown Brothers Harriman	USD	448	SEK	4,000	12/19/18	(9)
Brown Brothers Harriman	USD	785	SEK	7,000	12/19/18	(17)
Brown Brothers Harriman	USD	1,321	SEK	12,000	12/19/18	(4)
Brown Brothers Harriman	AUD	772	USD	546	11/01/18	(1)
Brown Brothers Harriman	AUD	50	USD	36	12/19/18	—
Brown Brothers Harriman	AUD	60	USD	42	12/19/18	—
Brown Brothers Harriman	AUD	300	USD	213	12/19/18	1

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 157

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	AUD	500	USD	356	12/19/18	1
Brown Brothers Harriman	AUD	500	USD	358	12/19/18	4
Brown Brothers Harriman	AUD	650	USD	474	12/19/18	13
Brown Brothers Harriman	AUD	2,000	USD	1,416	12/19/18	(1)
Brown Brothers Harriman	AUD	5,000	USD	3,557	12/19/18	14
Brown Brothers Harriman	CAD	569	USD	432	11/01/18	—
Brown Brothers Harriman	CAD	150	USD	116	12/19/18	2
Brown Brothers Harriman	CAD	290	USD	224	12/19/18	4
Brown Brothers Harriman	CAD	500	USD	384	12/19/18	4
Brown Brothers Harriman	CAD	670	USD	515	12/19/18	6
Brown Brothers Harriman	CAD	1,000	USD	768	12/19/18	8
Brown Brothers Harriman	CAD	1,000	USD	775	12/19/18	15
Brown Brothers Harriman	CAD	3,000	USD	2,305	12/19/18	24
Brown Brothers Harriman	CAD	5,000	USD	3,826	12/19/18	24
Brown Brothers Harriman	CHF	417	USD	413	11/01/18	(1)
Brown Brothers Harriman	DKK	11,172	USD	1,694	11/01/18	(2)
Brown Brothers Harriman	EUR	721	USD	816	11/01/18	(1)
Brown Brothers Harriman	EUR	400	USD	462	12/19/18	7
Brown Brothers Harriman	EUR	400	USD	465	12/19/18	10
Brown Brothers Harriman	EUR	1,000	USD	1,136	12/19/18	(1)
Brown Brothers Harriman	EUR	1,000	USD	1,156	12/19/18	18
Brown Brothers Harriman	EUR	2,000	USD	2,341	12/19/18	67
Brown Brothers Harriman	EUR	2,800	USD	3,235	12/19/18	50
Brown Brothers Harriman	EUR	3,500	USD	4,139	12/19/18	159
Brown Brothers Harriman	GBP	2,478	USD	3,164	11/01/18	(4)
Brown Brothers Harriman	GBP	130	USD	166	12/19/18	—
Brown Brothers Harriman	GBP	400	USD	527	12/19/18	15
Brown Brothers Harriman	GBP	500	USD	642	12/19/18	2
Brown Brothers Harriman	GBP	600	USD	787	12/19/18	19
Brown Brothers Harriman	GBP	660	USD	868	12/19/18	22
Brown Brothers Harriman	GBP	1,000	USD	1,313	12/19/18	32
Brown Brothers Harriman	HKD	6,755	USD	861	11/01/18	—
Brown Brothers Harriman	HKD	400	USD	51	12/19/18	—
Brown Brothers Harriman	HKD	1,500	USD	192	12/19/18	—
Brown Brothers Harriman	HKD	1,700	USD	217	12/19/18	—
Brown Brothers Harriman	HKD	2,200	USD	281	12/19/18	—
Brown Brothers Harriman	HKD	3,000	USD	384	12/19/18	1
Brown Brothers Harriman	JPY	60,288	USD	534	11/01/18	(1)
Brown Brothers Harriman	JPY	25,000	USD	222	12/19/18	—
Brown Brothers Harriman	JPY	50,000	USD	444	12/19/18	—
Brown Brothers Harriman	JPY	80,000	USD	719	12/19/18	7
Brown Brothers Harriman	JPY	100,000	USD	890	12/19/18	—
Brown Brothers Harriman	JPY	180,000	USD	1,605	12/19/18	4
Brown Brothers Harriman	JPY	300,000	USD	2,681	12/19/18	12
Brown Brothers Harriman	JPY	450,000	USD	4,032	12/19/18	28
Brown Brothers Harriman	SGD	1,269	USD	916	11/01/18	—
Citigroup	USD	755	AUD	1,062	12/19/18	(3)
Citigroup	USD	12,024	AUD	16,910	12/19/18	(43)
Citigroup	USD	1,222	CAD	1,606	12/19/18	(2)
Citigroup	USD	4,820	CAD	6,330	12/19/18	(7)
Citigroup	USD	15,472	CAD	20,320	12/19/18	(21)
Citigroup	USD	7,071	EUR	6,052	12/19/18	(187)

See accompanying notes which are an integral part of the financial statements.

158 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	7,993	EUR	6,841	12/19/18	(212)
Citigroup	USD	1,960	GBP	1,497	12/19/18	(42)
Citigroup	USD	7,820	GBP	5,973	12/19/18	(167)
Citigroup	USD	3,222	JPY	355,481	12/19/18	(59)
Citigroup	USD	4,178	JPY	461,000	12/19/18	(76)
Citigroup	USD	26,763	JPY	2,953,139	12/19/18	(488)
Citigroup	CHF	15,634	USD	16,177	12/19/18	582
Citigroup	DKK	25,310	USD	3,966	12/19/18	107
Citigroup	NOK	46,040	USD	5,508	12/19/18	34
Citigroup	NZD	10,800	USD	7,048	12/19/18	(3)
Citigroup	SEK	41,360	USD	4,600	12/19/18	60
Royal Bank of Canada	USD	505	AUD	700	12/19/18	(9)
Royal Bank of Canada	USD	756	AUD	1,062	12/19/18	(3)
Royal Bank of Canada	USD	12,034	AUD	16,910	12/19/18	(53)
Royal Bank of Canada	USD	772	CAD	1,000	12/19/18	(11)
Royal Bank of Canada	USD	1,222	CAD	1,606	12/19/18	(1)
Royal Bank of Canada	USD	4,818	CAD	6,330	12/19/18	(5)
Royal Bank of Canada	USD	15,466	CAD	20,320	12/19/18	(15)
Royal Bank of Canada	USD	4,111	EUR	3,500	12/19/18	(130)
Royal Bank of Canada	USD	7,074	EUR	6,052	12/19/18	(191)
Royal Bank of Canada	USD	7,997	EUR	6,841	12/19/18	(216)
Royal Bank of Canada	USD	1,319	GBP	1,000	12/19/18	(38)
Royal Bank of Canada	USD	1,958	GBP	1,497	12/19/18	(40)
Royal Bank of Canada	USD	7,814	GBP	5,973	12/19/18	(161)
Royal Bank of Canada	USD	383	HKD	3,000	12/19/18	—
Royal Bank of Canada	USD	2,240	JPY	250,000	12/19/18	(15)
Royal Bank of Canada	USD	3,221	JPY	355,481	12/19/18	(58)
Royal Bank of Canada	USD	4,177	JPY	461,000	12/19/18	(75)
Royal Bank of Canada	USD	26,758	JPY	2,953,139	12/19/18	(483)
Royal Bank of Canada	USD	595	NOK	5,000	12/19/18	—
Royal Bank of Canada	USD	610	NOK	5,000	12/19/18	(15)
Royal Bank of Canada	AUD	250	USD	177	12/19/18	—
Royal Bank of Canada	AUD	780	USD	554	12/19/18	1
Royal Bank of Canada	CAD	500	USD	384	12/19/18	4
Royal Bank of Canada	CAD	1,100	USD	841	12/19/18	5
Royal Bank of Canada	CAD	2,400	USD	1,854	12/19/18	29
Royal Bank of Canada	CHF	15,634	USD	16,175	12/19/18	578
Royal Bank of Canada	DKK	25,310	USD	3,968	12/19/18	108
Royal Bank of Canada	EUR	2,000	USD	2,316	12/19/18	41
Royal Bank of Canada	EUR	3,400	USD	3,894	12/19/18	27
Royal Bank of Canada	GBP	300	USD	397	12/19/18	12
Royal Bank of Canada	GBP	1,000	USD	1,286	12/19/18	5
Royal Bank of Canada	HKD	1,700	USD	217	12/19/18	—
Royal Bank of Canada	HKD	2,450	USD	313	12/19/18	—
Royal Bank of Canada	JPY	90,000	USD	804	12/19/18	3
Royal Bank of Canada	JPY	240,000	USD	2,154	12/19/18	18
Royal Bank of Canada	JPY	350,000	USD	3,077	12/19/18	(37)
Royal Bank of Canada	NOK	46,040	USD	5,512	12/19/18	38
Royal Bank of Canada	NZD	10,800	USD	7,054	12/19/18	3
Royal Bank of Canada	SEK	41,360	USD	4,606	12/19/18	66
Standard Chartered	AUD	160	USD	113	12/19/18	—
Standard Chartered	CAD	400	USD	310	12/19/18	6

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 159

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	EUR	1,200	USD	1,389	12/19/18	24
Standard Chartered	GBP	300	USD	392	12/19/18	7
Standard Chartered	HKD	1,000	USD	128	12/19/18	—
Standard Chartered	JPY	80,000	USD	706	12/19/18	(6)
State Street	USD	206	AUD	290	12/19/18	(1)
State Street	USD	227	AUD	320	12/19/18	—
State Street	USD	756	AUD	1,062	12/19/18	(3)
State Street	USD	6,971	AUD	9,800	12/19/18	(28)
State Street	USD	12,029	AUD	16,910	12/19/18	(48)
State Street	USD	98	CAD	129	11/02/18	—
State Street	USD	230	CAD	300	12/19/18	(2)
State Street	USD	344	CAD	450	12/19/18	(2)
State Street	USD	1,222	CAD	1,606	12/19/18	(1)
State Street	USD	4,818	CAD	6,330	12/19/18	(5)
State Street	USD	15,467	CAD	20,320	12/19/18	(17)
State Street	USD	48,360	CHF	48,000	12/19/18	(474)
State Street	USD	1,381	EUR	1,200	12/19/18	(16)
State Street	USD	1,541	EUR	1,350	12/19/18	(6)
State Street	USD	7,070	EUR	6,052	12/19/18	(187)
State Street	USD	7,992	EUR	6,841	12/19/18	(211)
State Street	USD	8,470	EUR	7,250	12/19/18	(224)
State Street	USD	29	GBP	23	11/01/18	—
State Street	USD	457	GBP	350	12/19/18	(8)
State Street	USD	514	GBP	400	12/19/18	(1)
State Street	USD	1,959	GBP	1,497	12/19/18	(41)
State Street	USD	6,456	GBP	5,000	12/19/18	(50)
State Street	USD	7,816	GBP	5,973	12/19/18	(163)
State Street	USD	12,275	GBP	9,380	12/19/18	(256)
State Street	USD	128	HKD	1,000	12/19/18	—
State Street	USD	128	HKD	1,000	12/19/18	—
State Street	USD	2,724	HKD	21,344	12/19/18	2
State Street	USD	44	ILS	162	11/01/18	—
State Street	USD	14	JPY	1,623	11/02/18	—
State Street	USD	537	JPY	60,000	12/19/18	(3)
State Street	USD	892	JPY	100,000	12/19/18	(3)
State Street	USD	3,221	JPY	355,481	12/19/18	(58)
State Street	USD	4,177	JPY	461,000	12/19/18	(75)
State Street	USD	26,759	JPY	2,953,139	12/19/18	(482)
State Street	USD	11	NOK	91	11/01/18	—
State Street	USD	20,559	NZD	31,500	12/19/18	6
State Street	AUD	935	USD	662	11/01/18	—
State Street	AUD	280	USD	199	12/19/18	1
State Street	AUD	400	USD	288	12/19/18	4
State Street	AUD	490	USD	346	12/19/18	(1)
State Street	AUD	750	USD	531	12/19/18	—
State Street	AUD	1,600	USD	1,143	12/19/18	9
State Street	AUD	26,000	USD	18,379	12/19/18	(42)
State Street	CAD	444	USD	338	11/01/18	1
State Street	CAD	1,438	USD	1,095	11/01/18	3
State Street	CAD	280	USD	213	12/19/18	—
State Street	CAD	380	USD	297	12/19/18	8
State Street	CAD	650	USD	499	12/19/18	4

See accompanying notes which are an integral part of the financial statements.

160 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CAD	650	USD	499	12/19/18	5
State Street	CAD	800	USD	616	12/19/18	8
State Street	CAD	1,100	USD	841	12/19/18	4
State Street	CAD	1,900	USD	1,469	12/19/18	24
State Street	CAD	8,000	USD	6,152	12/19/18	69
State Street	CHF	59	USD	59	11/01/18	—
State Street	CHF	650	USD	646	11/01/18	—
State Street	CHF	15,634	USD	16,169	12/19/18	574
State Street	DKK	437	USD	66	11/01/18	—
State Street	DKK	843	USD	128	11/01/18	—
State Street	DKK	25,310	USD	3,967	12/19/18	107
State Street	EUR	848	USD	960	11/01/18	(1)
State Street	EUR	1,113	USD	1,260	11/01/18	(1)
State Street	EUR	1,000	USD	1,168	12/19/18	31
State Street	EUR	1,000	USD	1,139	12/19/18	1
State Street	EUR	1,300	USD	1,511	12/19/18	32
State Street	EUR	2,000	USD	2,323	12/19/18	48
State Street	EUR	2,300	USD	2,632	12/19/18	15
State Street	EUR	3,300	USD	3,800	12/19/18	47
State Street	EUR	6,000	USD	6,980	12/19/18	156
State Street	GBP	396	USD	505	11/01/18	(1)
State Street	GBP	500	USD	651	12/19/18	11
State Street	GBP	600	USD	791	12/19/18	23
State Street	GBP	620	USD	801	12/19/18	6
State Street	GBP	950	USD	1,235	12/19/18	18
State Street	GBP	1,700	USD	2,248	12/19/18	69
State Street	HKD	3,498	USD	446	11/01/18	—
State Street	HKD	850	USD	108	12/19/18	—
State Street	HKD	900	USD	115	12/19/18	—
State Street	HKD	2,000	USD	255	12/19/18	—
State Street	HKD	2,000	USD	256	12/19/18	—
State Street	HKD	2,600	USD	332	12/19/18	—
State Street	HKD	4,300	USD	549	12/19/18	—
State Street	HKD	68,985	USD	8,803	12/19/18	(6)
State Street	JPY	87,987	USD	776	11/02/18	(4)
State Street	JPY	235,310	USD	2,075	11/02/18	(10)
State Street	JPY	60,000	USD	531	12/19/18	(3)
State Street	JPY	80,000	USD	724	12/19/18	13
State Street	JPY	80,000	USD	716	12/19/18	4
State Street	JPY	150,000	USD	1,342	12/19/18	8
State Street	JPY	230,000	USD	2,047	12/19/18	—
State Street	JPY	450,000	USD	4,028	12/19/18	24
State Street	JPY	1,580,000	USD	14,108	12/19/18	50
State Street	NOK	4,276	USD	507	11/01/18	(1)
State Street	NOK	46,040	USD	5,507	12/19/18	33
State Street	NOK	430,000	USD	51,683	12/19/18	562
State Street	NZD	10,800	USD	7,045	12/19/18	(6)
State Street	SEK	41,360	USD	4,600	12/19/18	60
State Street	SEK	180,000	USD	19,818	12/19/18	60
Westpac	USD	755	AUD	1,062	12/19/18	(3)
Westpac	USD	12,024	AUD	16,910	12/19/18	(43)
Westpac	USD	1,222	CAD	1,606	12/19/18	(1)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 161

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	USD	4,818	CAD	6,330	12/19/18	(5)
Westpac	USD	15,466	CAD	20,320	12/19/18	(15)
Westpac	USD	7,072	EUR	6,052	12/19/18	(189)
Westpac	USD	7,995	EUR	6,841	12/19/18	(213)
Westpac	USD	1,959	GBP	1,497	12/19/18	(41)
Westpac	USD	7,818	GBP	5,973	12/19/18	(165)
Westpac	USD	3,221	JPY	355,481	12/19/18	(59)
Westpac	USD	4,178	JPY	461,000	12/19/18	(76)
Westpac	USD	26,762	JPY	2,953,139	12/19/18	(486)
Westpac	CHF	15,634	USD	16,175	12/19/18	579
Westpac	DKK	25,310	USD	3,967	12/19/18	107
Westpac	NOK	46,040	USD	5,509	12/19/18	36
Westpac	NZD	10,800	USD	7,046	12/19/18	(5)
Westpac	SEK	41,360	USD	4,602	12/19/18	62
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,249)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$87,490	$—	$—	$87,490	3.3
Austria	—	15,446	—	—	15,446	0.6
Belgium	—	31,620	—	—	31,620	1.2
Bermuda	—	288	—	—	288	—*
Brazil	1,053	—	—	—	1,053	—*
Canada	127,581	—	—	—	127,581	4.8
Cayman Islands	—	1,683	—	—	1,683	0.1
China	5,722	44,059	—	—	49,781	1.9
Denmark	—	45,681	—	—	45,681	1.7
Finland	—	12,357	—	—	12,357	0.5
France	—	264,138	—	—	264,138	9.9
Germany	12,602	139,360	—	—	151,962	5.7
Hong Kong	2,694	85,470	—	—	88,164	3.3
India	28,725	—	—	—	28,725	1.1
Indonesia	—	5,478	—	—	5,478	0.2
Ireland	12,523	10,261	—	—	22,784	0.8
Israel	3,830	17,812	—	—	21,642	0.8
Italy	—	65,354	—	—	65,354	2.4
Japan	—	501,901	—	—	501,901	18.8
Jersey	—	2,889	—	—	2,889	0.1
Luxembourg	2,839	3,786	—	—	6,625	0.2

See accompanying notes which are an integral part of the financial statements.

162 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Mexico	5,025	—	—	—	5,025	0.2
Netherlands	7,406	96,583	—	—	103,989	3.9
New Zealand	—	1,983	—	—	1,983	0.1
Norway	—	37,900	—	—	37,900	1.4
Portugal	—	5,544	—	—	5,544	0.2
Russia	—	493	—	—	493	—*
Singapore	—	41,003	—	—	41,003	1.5
South Africa	—	1,438	—	—	1,438	—*
South Korea	—	37,480	—	—	37,480	1.4
Spain	—	44,240	—	—	44,240	1.7
Sweden	—	43,093	—	—	43,093	1.6
Switzerland	—	236,395	—	—	236,395	8.8
Taiwan	—	10,221	—	—	10,221	0.4
United Kingdom	11,222	373,117	—	—	384,339	14.4
United States	70,590	8,131	—	—	78,721	2.9
Preferred Stocks	—	22,606	—	—	22,606	0.9
Warrants & Rights	32	—	—	—	32	—*
Short-Term Investments	—	33,060	—	22,874	55,934	2.1
Other Securities	—	—	—	45,138	45,138	1.7
Total Investments	291,844	2,328,360	—	68,012	2,688,216	100.6
Other Assets and Liabilities, Net						(0.6)
						100.0

Other Financial Instruments
Assets
Futures Contracts	18,907	—	—	—	18,907	0.7
Foreign Currency Exchange Contracts	4	6,041	—	—	6,045	0.2
A
Liabilities
Futures Contracts	(9,728)	—	—	—	(9,728)	(0.4)
Foreign Currency Exchange Contracts	(23)	(8,271)	—	—	(8,294)	(0.3)
Total Other Financial Instruments**	$9,160	$(2,230)	$—	$—	$6,930

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 163

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — October 31, 2018

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	353,861
Consumer Staples	200,332
Energy	155,691
Financial Services	642,618
Health Care	261,079
Materials and Processing	216,768
Producer Durables	312,995
Technology	280,376
Utilities	163,392
Warrants and Rights	32
Short-Term Investments	55,934
Other Securities	45,138
Total Investments	2,688,216

See accompanying notes which are an integral part of the financial statements.

164 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$6,045
Variation margin on futures contracts*	18,907	—
Total	$18,907	$6,045

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$9,728	$—
Unrealized depreciation on foreign currency exchange contracts	—	8,294
Total	$9,728	$8,294
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(7,963)	$—
Foreign currency exchange contracts	—	(23,201)
Total	$(7,963)	$(23,201)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(9,086)	$—
Foreign currency exchange contracts	—	11,783
Total	$(9,086)	$11,783

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 165

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$42,762	$—	$42,762
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	6,045	—	6,045
Total Financial and Derivative Assets		48,807	—	48,807
Financial and Derivative Assets not subject to a netting agreement		(8)	—	(8)
Total Financial and Derivative Assets subject to a netting agreement		$48,799	$—	$48,799

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$6	$6	$—	$—
Bank of Montreal	814	814	—	—
Barclays	20,790	—	20,790	—
Brown Brothers Harriman	577	232	—	345
Citigroup	6,101	781	5,320	—
Credit Suisse	2,689	—	2,689	—
Goldman Sachs	7,098	—	7,098	—
Merrill Lynch	1,747	—	1,747	—
Morgan Stanley	5,118	—	5,118	—
Royal Bank of Canada	941	941	—	—
Standard Chartered	37	6	—	31
State Street	2,097	2,097	—	—
Westpac	784	784	—	—
Total	$48,799	$5,661	$42,762	$376

See accompanying notes which are an integral part of the financial statements.

166 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$8,294	$—	$8,294
Total Financial and Derivative Liabilities		8,294	—	8,294
Financial and Derivative Liabilities not subject to a netting agreement		(28)	—	(28)
Total Financial and Derivative Liabilities subject to a netting agreement		$8,266	$—	$8,266

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$114	$6	$—	$108
Bank of Montreal	1,322	814	—	508
Brown Brothers Harriman	232	232	—	—
Citigroup	1,308	781	—	527
Royal Bank of Canada	1,558	941	—	617
Standard Chartered	6	6	—	—
State Street	2,426	2,097	—	329
Westpac	1,300	784	—	516
Total	$8,266	$5,661	$—	$2,605

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 167

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$2,880,877
Investments, at fair value(*)(>)	2,688,216
Foreign currency holdings(^)	12,347
Unrealized appreciation on foreign currency exchange contracts	6,045
Receivables:
Dividends and interest	8,396
Dividends from affiliated funds	88
Investments sold	15,062
Fund shares sold	2,053
Foreign capital gains taxes recoverable	3,088
From broker(a)	1,900
Variation margin on futures contracts	9,202
Total assets	2,746,397

Liabilities
Payables:
Investments purchased	5,606
Fund shares redeemed	4,448
Accrued fees to affiliates	2,105
Other accrued expenses	317
Variation margin on futures contracts	7,324
Unrealized depreciation on foreign currency exchange contracts	8,294
Payable upon return of securities loaned	45,138
Total liabilities	73,232

Net Assets	$2,673,165

See accompanying notes which are an integral part of the financial statements.

168 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(60,790)
Shares of beneficial interest	722
Additional paid-in capital	2,733,233
Net Assets	$2,673,165

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$36.91
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$39.16
Class A — Net assets	$30,304,781
Class A — Shares outstanding ($. 01 par value)	820,957
Net asset value per share: Class C(#)	$36.91
Class C — Net assets	$19,143,558
Class C — Shares outstanding ($. 01 par value)	518,599
Net asset value per share: Class E(#)	$37.22
Class E — Net assets	$2,410,596
Class E — Shares outstanding ($. 01 par value)	64,773
Net asset value per share: Class M(#)	$37.03
Class M — Net assets	$86,460,779
Class M — Shares outstanding ($. 01 par value)	2,334,870
Net asset value per share: Class S(#)	$37.02
Class S — Net assets	$2,514,299,193
Class S — Shares outstanding ($. 01 par value)	67,915,013
Net asset value per share: Class Y(#)	$37.07
Class Y — Net assets	$20,545,856
Class Y — Shares outstanding ($. 01 par value)	554,226
Amounts in thousands
(^) Foreign currency holdings - cost	$12,504
(*) Securities on loan included in investments	$42,762
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$68,012

(a) Receivable from Broker for Futures	$1,900
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 169

Russell Investment Company
International Developed Markets Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$87,650
Dividends from affiliated funds	2,189
Interest	640
Securities lending income (net)	1,179
Less foreign taxes withheld	(8,036)
Total investment income	83,622

Expenses
Advisory fees	20,445
Administrative fees	1,402
Custodian fees	807
Distribution fees - Class A	83
Distribution fees - Class C	178
Transfer agent fees - Class A	66
Transfer agent fees - Class C	48
Transfer agent fees - Class E	6
Transfer agent fees - Class M	167
Transfer agent fees - Class S	5,506
Transfer agent fees - Class Y	1
Professional fees	184
Registration fees	144
Shareholder servicing fees - Class C	59
Shareholder servicing fees - Class E	8
Trustees’ fees	95
Printing fees	239
Miscellaneous	53
Expenses before reductions	29,491
Expense reductions	(2,097)
Net expenses	27,394
Net investment income (loss)	56,228

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	183,340
Investments in affiliated funds	(13)
Futures contracts	(7,963)
Foreign currency exchange contracts	(23,201)
Foreign currency-related transactions	(128)
Net realized gain (loss)	152,035
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(446,385)
Futures contracts	(9,086)
Foreign currency exchange contracts	11,783
Foreign currency-related transactions	(109)
Net change in unrealized appreciation (depreciation)	(443,797)
Net realized and unrealized gain (loss)	(291,762)
Net Increase (Decrease) in Net Assets from Operations	$(235,534)

See accompanying notes which are an integral part of the financial statements.

170 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,228	$42,755
Net realized gain (loss)	152,035	225,069
Net change in unrealized appreciation (depreciation)	(443,797)	270,749
Net increase (decrease) in net assets from operations	(235,534)	538,573

Distributions (i)
To shareholders
Class A	(548)	(544)
Class C	(213)	(325)
Class E	(42)	(1,001)
Class I(1)	—	(11,270)
Class M(2)	(1,566)	—
Class S	(52,517)	(43,224)
Class Y	(547)	(319)
Net decrease in net assets from distributions	(55,433)	(56,683)

Share Transactions*
Net increase (decrease) in net assets from share transactions	74,762	(67,849)
Total Net Increase (Decrease) in Net Assets	(216,205)	414,041

Net Assets
Beginning of period	2,889,370	2,475,329
End of period (ii)	$2,673,165	$2,889,370

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.

(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $59,144. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 171

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	251	$10,187	85	$3,189
Proceeds from reinvestment of distributions	14	544	16	542
Payments for shares redeemed	(186)	(7,447)	(156)	(5,755)
Net increase (decrease)	79	3,284	(55)	(2,024)
Class C
Proceeds from shares sold	39	1,613	51	1,868
Proceeds from reinvestment of distributions	5	213	10	321
Payments for shares redeemed	(163)	(6,652)	(212)	(7,795)
Net increase (decrease)	(119)	(4,826)	(151)	(5,606)
Class E
Proceeds from shares sold	3	120	44	1,512
Proceeds from reinvestment of distributions	1	41	29	979
Payments for shares redeemed	(26)	(1,058)	(1,415)	(49,193)
Net increase (decrease)	(22)	(897)	(1,342)	(46,702)
Class I(1)
Proceeds from shares sold	—	—	647	22,549
Proceeds from reinvestment of distributions	—	—	333	11,156
Payments for shares redeemed	—	—	(15,089)	(573,025)
Net increase (decrease)	—	—	(14,109)	(539,320)
Class M(2)
Proceeds from shares sold	1,246	50,455	1,636	64,888
Proceeds from reinvestment of distributions	38	1,566	—	—
Payments for shares redeemed	(544)	(22,053)	(41)	(1,647)
Net increase (decrease)	740	29,968	1,595	63,241
Class S
Proceeds from shares sold	12,687	513,543	28,643	1,089,214
Proceeds from reinvestment of distributions	1,279	52,186	1,279	42,902
Payments for shares redeemed	(12,690)	(514,133)	(18,567)	(678,368)
Net increase (decrease)	1,276	51,596	11,355	453,748
Class Y
Proceeds from shares sold	42	1,639	705	25,290
Proceeds from reinvestment of distributions	13	547	10	319
Payments for shares redeemed	(158)	(6,549)	(429)	(16,795)
Net increase (decrease)	(103)	(4,363)	286	8,814
Total increase (decrease)	1,851	$74,762	(2,421)	$(67,849)

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(2) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

172 International Developed Markets Fund

(This page intentionally left blank)

Russell Investment Company
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
October 31, 2018	40.97	. 68	(4.05)	(3.37)	(. 69)	(. 69)
October 31, 2017	33.92	. 53	7.22	7.75	(. 70)	(. 70)
October 31, 2016	34.96	. 55	(1.21)	(. 66)	(. 38)	(. 38)
October 31, 2015	35.77	. 53	(. 79)	(. 26)	(. 55)	(. 55)
October 31, 2014	36.30	. 64	(. 48)	. 16	(. 69)	(. 69)

Class C
October 31, 2018	40.93	. 37	(4.04)	(3.67)	(. 35)	(. 35)
October 31, 2017	33.87	. 25	7.24	7.49	(. 43)	(. 43)
October 31, 2016	34.86	. 29	(1.20)	(. 91)	(. 08)	(. 08)
October 31, 2015	35.62	. 26	(. 78)	(. 52)	(. 24)	(. 24)
October 31, 2014	36.15	. 37	(. 48)	(. 11)	(. 42)	(. 42)

Class E
October 31, 2018	41.10	. 67	(4.05)	(3.38)	(. 50)	(. 50)
October 31, 2017	34.04	. 13	7.64	7.77	(. 71)	(. 71)
October 31, 2016	35.01	. 55	(1.21)	(. 66)	(. 31)	(. 31)
October 31, 2015	35.81	. 54	(. 81)	(. 27)	(. 53)	(. 53)
October 31, 2014	36.33	. 62	(. 45)	. 17	(. 69)	(. 69)

Class M
October 31, 2018	41.09	. 82	(4.03)	(3.21)	(. 85)	(. 85)
October 31, 2017(9)	36.02	. 40	4.67	5.07	—	—

Class S
October 31, 2018	41.07	. 79	(4.05)	(3.26)	(. 79)	(. 79)
October 31, 2017	34.00	. 62	7.24	7.86	(. 79)	(. 79)
October 31, 2016	35.04	. 62	(1.20)	(. 58)	(. 46)	(. 46)
October 31, 2015	35.86	. 63	(. 81)	(. 18)	(. 64)	(. 64)
October 31, 2014	36.38	. 71	(. 45)	. 26	(. 78)	(. 78)

Class Y
October 31, 2018	41.12	. 85	(4.05)	(3.20)	(. 85)	(. 85)
October 31, 2017	34.05	. 85	7.08	7.93	(. 86)	(. 86)
October 31, 2016	35.08	. 70	(1.21)	(. 51)	(. 52)	(. 52)
October 31, 2015	35.90	. 25	(. 36)	(. 11)	(. 71)	(. 71)
October 31, 2014	36.41	. 79	(. 46)	. 33	(. 84)	(. 84)

See accompanying notes which are an integral part of the financial statements.

174 International Developed Markets Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

36.91	(8.38)	30,305	1.25	1.22	1.67	75
40.97	23.30	30,412	1.26	1.26	1.43	104
33.92	(1.87)	27,053	1.23	1.23	1.66	68
34.96	(. 71)	29,385	1.27	1.27	1.49	66
35.77	. 43	29,619	1.25	1.25	1.74	74

36.91	(9.06)	19,144	2.00	1.97	. 90	75
40.93	22.37	26,085	2.01	2.01	. 68	104
33.87	(2.60)	26,698	1.98	1.98	. 88	68
34.86	(1.46)	32,495	2.02	2.02	. 72	66
35.62	(. 33)	37,426	2.00	2.00	1.00	74

37.22	(8.35)	2,411	1.25	1.22	1.63	75
41.10	23.27	3,556	1.26	1.26	. 36	104
34.04	(1.86)	48,643	1.23	1.23	1.64	68
35.01	(. 74)	51,939	1.27	1.27	1.51	66
35.81	. 46	79,957	1.25	1.25	1.69	74

37.03	(8.00)	86,461	1.00	. 83	2.02	75
41.09	14.08	65,546	. 99	. 87	1.60	104

37.02	(8.11)	2,514,298	1.00	. 93	1.93	75
41.07	23.64	2,736,737	1.01	. 98	1.67	104
34.00	(1.61)	1,879,757	. 98	. 98	1.87	68
35.04	(. 48)	2,102,634	1.02	1.02	1.77	66
35.86	. 69	2,347,214	1.00	1.00	1.92	74

37.07	(7.96)	20,546	. 80	. 77	2.08	75
41.12	23.84	27,034	. 81	. 81	2.25	104
34.05	(1.41)	12,660	. 78	. 78	2.13	68
35.08	(. 28)	14,428	. 81	. 81	. 72	66
35.90	. 90	934,168	. 80	. 80	2.15	74

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 175

Russell Investment Company
International Developed Markets Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,589,936
Administration fees	113,628
Distribution fees	19,344
Shareholder servicing fees	4,760
Transfer agent fees	368,749
Trustee fees	8,141
$2,104,558

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$40,530	$806,826	$802,218	$—		$—	$45,138	$875	$—
U. S. Cash Management Fund	156,947	1,736,568	1,870,628	(13)		—	22,874	2,189	—
	$197,477	$2,543,394$	$2,672,846	$(13	) $	—	$68,012	$3,064	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$2,935,646,084
Unrealized Appreciation	$154,768,826
Unrealized Depreciation	(406,066,963)
Net Unrealized Appreciation (Depreciation)	$(251,298,137)
Undistributed Ordinary Income	$107,296,534
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$83,338,528
Tax Composition of Distributions
Ordinary Income	$55,432,804

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no changes to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

176 International Developed Markets Fund

Russell Investment Company
Global Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Global Equity Fund - Class A‡			Global Equity Fund - Class Y
	Total			Total
	Return			Return
1 Year	(5.74)%		1 Year	0.39%
5 Years	5.64	%§	5 Years	7.37	%§
10 Years	9.62	%§	10 Years	10.73	%§

Global Equity Fund - Class C			MSCI World Index (Net)**
	Total			Total
	Return			Return
1 Year	(0.73)%		1 Year	1.16%
5 Years	6.10	%§	5 Years	6.81	%§
10 Years	9.43	%§	10 Years	10.02	%§

Global Equity Fund - Class E			Global Equity Linked Benchmark***
	Total			Total
	Return			Return
1 Year	(0.06)%		1 Year	1.23%
5 Years	6.90	%§	5 Years	6.93	%§
10 Years	10.25	%§	10 Years	10.15	%§

Global Equity Fund - Class M‡‡
	Total
	Return
1 Year	0.37%
5 Years	7.23	%§
Inception*	10.55	%§

Global Equity Fund - Class S
	Total
	Return
1 Year	0.28%
5 Years	7.19	%§
10 Years	10.53	%§

Global Equity Fund 177

Russell Investment Company
Global Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Global Equity Fund (the “Fund”) employs a multi-manager	and momentum names was additive to performance but offset
approach whereby portions of the Fund are allocated to different	by exposure to higher volatility stocks. The Fund’s overweight
money manager strategies. Fund assets not allocated to money	to information technology and underweight to industrials added
managers are managed by Russell Investment Management, LLC	value. However, the Fund’s overweight to emerging markets
(“RIM”), the Fund’s advisor. RIM may change the allocation	detracted. Stock selection from managers contributed positively
of the Fund’s assets among money managers at any time. An	to benchmark-relative performance.
exemptive order from the Securities and Exchange Commission	The Fund employs discretionary and non-discretionary money
(“SEC”) permits RIM to engage or terminate a money manager	managers. The Fund’s discretionary money managers select the
at any time, subject to approval by the Fund’s Board, without a	individual portfolio securities for the assets assigned to them.
shareholder vote. Pursuant to the terms of the exemptive order,	The Fund’s non-discretionary money managers provide a model
the Fund is required to notify its shareholders within 90 days of	portfolio to RIM representing their investment recommendations,
when a money manager begins providing services. As of October	based upon which RIM purchases and sells securities for the
31, 2018, the Fund had four money managers.	Fund. RIM manages assets not allocated to money manager
What is the Fund’s investment objective?	strategies and the Fund’s cash balances.
The Fund seeks to provide long term capital growth.	With respect to certain of the Fund’s money managers, GQG
Partners LLC was the best performing manager during the period
How did the Fund perform relative to its benchmark for the	as growth was a tailwind. Good stock selection in North America
fiscal year ended October 31, 2018?	and the financials sector were the main drivers of outperformance.
For the fiscal year ended October 31, 2018, the Fund’s Class	An overweight to emerging markets detracted.
A, Class M, Class S and Class Y Shares gained 0.01%, 0.37%,
0.28% and 0.39%, respectively. The Fund’s Class C and Class E	Polaris Capital Management, LLC was the worst performer as the
Shares lost 0.73% and 0.06%, respectively. This is compared to	market environment favored momentum and growth over value.
the Fund’s benchmark, the MSCI World Index (Net), which gained	An overweight to the underperforming financials and materials
1.16% during the same period. The Fund’s performance includes	sectors detracted. In terms of regional positioning, the manager
operating expenses, whereas index returns are unmanaged and do	was hurt by its overweight to emerging markets and underweight
not include expenses of any kind.	to North America. The impact of stock selection was mixed
– emerging markets’ stocks added value and selection in the
For the fiscal year ended October 31, 2018, the Morningstar®	consumer discretionary sector faced headwinds.
World Large Stock Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the	RIM manages a multi-factor positioning strategy that aims to
Fund, lost 1.06%. This result serves as a peer comparison and is	increase the Fund’s value exposure while moderating volatility
expressed net of operating expenses.	exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a
How did market conditions affect the Fund’s performance?	quantitative model to purchase a stock portfolio expressing these
With respect to global equity markets over the period, the U. S.	views. The positioning strategy’s benchmark-relative performance
was the most significant positive driver of performance, as non-	was positive for the period, primarily driven by allocations to less
U. S. developed and emerging markets lagged. Emerging markets,	leveraged, lower volatility names.
Asia-Pacific ex-Japan and Europe ex-UK were the biggest	In addition, RIM utilized equity futures and currency forward
detractors, while the Japanese market lagged the least. Although	contracts in order to position the portfolio to meet RIM’s overall
the Australian market was positive in local currency, its return	preferred positioning with respect to country and currency
was offset by a strong U. S. dollar.	exposures. This strategy’s impact was flat relative to the
In terms of sector returns within the Index for the fiscal year,	benchmark over the period.
health care and energy outperformed in foreign markets. U. S.	During the period, RIM used index futures contracts to equitize
technology companies also drove positive performance, though	the Fund’s cash. The decision to equitize cash was beneficial to
the materials sector in the U. S. detracted.	the Fund’s absolute performance for the fiscal year as the market
How did the investment strategies and techniques employed	produced a positive absolute return.
by the Fund and its money managers affect its benchmark	Describe any changes to the Fund’s structure or the money
relative performance?	manager line-up.
The Fund underperformed its benchmark for the one-year period ending October 31, 2018. The Fund’s allocation to high growth

178 Global Equity Fund

Russell Investment Company
Global Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

On January 1, 2018, RIM changed the Fund’s primary benchmark		The views expressed in this report reflect those of the
from the Russell Developed Large Cap Index (Net) to the MSCI		portfolio managers only through the end of the period
World Index (Net) .		covered by the report. These views do not necessarily
In June 2018, Wellington Management Company LLP and		represent the views of RIM or any other person in RIM or
Sanders Capital, LLC were transitioned from discretionary to		any other affiliated organization. These views are subject to
non-discretionary mandates.		change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
Money Managers as of October 31,		views contained herein. These views should not be relied on
2018	Styles	as investment advice and, because investment decisions for
GQG Partners, LLC	Growth	a Russell Investment Company (“RIC”) Fund are based on
Polaris Capital Management, LLC	Value	numerous factors, should not be relied on as an indication
Sanders Capital, LLC	Value	of investment decisions of any RIC Fund.
Wellington Management Company, LLP	Growth

* Assumes initial investment on November 1, 2008.

** The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

*** The Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Global Equity Fund 179

Russell Investment Company
Global Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$973.00	$1,017.85
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.26	$7.43

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.46%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$968.80	$1,014.06
	Expenses Paid During Period*	$10.97	$11.22
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.21%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$972.20	$1,017.85
of other funds.	Expenses Paid During Period*	$7.26	$7.43

* Expenses are equal to the Fund's annualized expense ratio of 1.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

180 Global Equity Fund

Russell Investment Company
Global Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$974.00	$1,019.61
Expenses Paid During Period*	$5.52	$5.65

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$974.10	$1,019.11
Expenses Paid During Period*	$6.02	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$974.10	$1,020.11
Expenses Paid During Period*	$5.03	$5.14

* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Equity Fund 181

Russell Investment Company
Global Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.3%			Tencent Holdings, Ltd.	132,895	4,504
Australia - 0.8%					26,692
Australia & New Zealand Banking
Group, Ltd. - ADR	34,861	644	Colombia - 0.3%
Caltex Australia, Ltd.	45,536	912	Bancolombia SA(Å)	635,100	5,973
Commonwealth Bank of Australia - ADR	33,818	1,663
Macquarie Group, Ltd.	68,774	5,725	Denmark - 0.1%
National Australia Bank, Ltd. - ADR	23,157	415	Danske Bank A/S	29,969	573
Treasury Wine Estates, Ltd.	314,361	3,376	DSV A/S	20,841	1,674
Wesfarmers, Ltd. (Æ)	37,944	1,256			2,247
Westpac Banking Corp.	30,831	590
		14,581	Finland - 0.4%
			Kone OYJ Class B	126,246	6,150
Austria - 0.4%			Nordea Bank AB	58,608	510
Andritz AG	114,200	5,903			6,660
OMV AB	29,926	1,665
		7,568	France - 3.2%
			Air Liquide SA Class A	57,762	6,996
Belgium - 0.5%			AXA SA	39,158	980
Groupe Bruxelles Lambert SA	11,947	1,112	BNP Paribas SA	16,625	867
KBC Groep NV	12,837	884	Cie de Saint-Gobain	20,106	757
Solvay SA	52,549	5,988	Cie Generale des Etablissements
		7,984	Michelin SCA Class B	55,300	5,666
			Danone SA	16,100	1,141
Bermuda - 0.0%			Imerys SA	88,789	5,479
Everest Re Group, Ltd.	3,098	675	Ipsos SA	71,576	1,908
			L'Oreal SA	25,559	5,756
Canada - 2.6%			Publicis Groupe SA - ADR	183,803	10,662
Bank of Montreal	13,342	998	Safran SA	26,849	3,458
Bank of Nova Scotia (The)	24,528	1,316	Sanofi - ADR	22,488	2,010
BCE, Inc.	18,597	720	Schneider Electric SE	14,958	1,085
Canadian Imperial Bank of Commerce	17,706	1,529	Total SA	29,802	1,749
Cenovus Energy, Inc.	198,568	1,680	Vinci SA	80,180	7,159
George Weston, Ltd.	5,549	404			55,673
Healthcare Realty Trust, Inc. (Æ)	17,107	259
IGM Financial, Inc.	13,298	327	Germany - 3.0%
Intact Financial Corp.	35,007	2,766	Allianz SE	7,752	1,619
Magna International, Inc. Class A	125,173	6,162	BASF SE	85,803	6,610
Methanex Corp.	85,200	5,517	Bayer AG	12,095	929
Royal Bank of Canada - GDR	33,254	2,423	Bayerische Motoren Werke AG	7,513	648
Shopify, Inc. Class A(Æ)(Ñ)	22,546	3,115	Brenntag AG	42,040	2,198
Sun Life Financial, Inc.	33,887	1,241	Daimler AG	13,371	793
Suncor Energy, Inc.	387,775	13,007	Deutsche Boerse AG	57,822	7,322
Toronto Dominion Bank	45,911	2,547	Deutsche Telekom AG	409,454	6,722
		44,011	Hannover Rueck SE	53,536	7,221
			Lanxess AG	88,592	5,498
China - 1.6%			Muenchener Rueckversicherungs-
Agricultural Bank of China, Ltd. Class H	2,825,000	1,236	Gesellschaft AG in Muenchen	37,896	8,158
Alibaba Group Holding, Ltd. - ADR(Æ)	32,688	4,651	SAP SE - ADR	21,968	2,356
China Construction Bank Corp. Class H	6,831,074	5,403	Siemens AG	8,348	962
China Hongxing Sports, Ltd. (Å)(Æ)(Š)	6,320,000	—			51,036
China Overseas Land & Investment, Ltd.	788,400	2,463
China Resources Power Holdings Co. ,			Hong Kong - 0.3%
Ltd.	1,124,500	1,974	Cathay Pacific Airways, Ltd.	854,300	1,087
Industrial & Commercial Bank of China,			CLP Holdings, Ltd.	86,035	963
Ltd. Class H	2,676,000	1,804	Hang Lung Properties, Ltd. - ADR	134,000	243
Ping An Insurance Group Co. of China,			Henderson Land Development Co. , Ltd.	135,000	630
Ltd. Class H	492,059	4,657

See accompanying notes which are an integral part of the financial statements.

182 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hongkong Land Holdings, Ltd. (Þ)	117,500	697	Kyushu Electric Power Co. , Inc.	22,700	264
Link Real Estate Investment Trust(ö)	96,798	857	Marubeni Corp.	166,900	1,349
Wharf Holdings, Ltd. (The)	146,000	363	Minebea Co. , Ltd.	174,900	2,659
		4,840	Mitsubishi Corp.	50,000	1,403
			Mitsubishi Electric Corp.	97,900	1,238
India - 1.0%			Mitsubishi UFJ Financial Group, Inc.	225,500	1,365
HDFC Bank, Ltd. - ADR	127,930	11,374	Mitsui & Co. , Ltd.	72,600	1,220
Infosys, Ltd. - ADR	661,900	6,268	Mizuho Financial Group, Inc.	773,100	1,326
		17,642	Nexon Co. , Ltd. (Æ)	741,280	8,402
			Nippon Building Fund, Inc. (ö)	99	566
Indonesia - 0.2%			Nippon Telegraph & Telephone Corp.	30,934	1,299
Bank Central Asia Tbk PT	1,815,327	2,827	Nissan Motor Co. , Ltd.	100,700	920
			NTT DOCOMO, Inc.	85,900	2,160
Ireland - 2.3%			ORIX Corp.	117,300	1,907
Accenture PLC Class A	4,322	681	Osaka Gas Co. , Ltd.	59,000	1,081
Greencore Group PLC Class A	2,757,699	6,665	OUTSOURCING, Inc.	174,300	2,228
Linde PLC	53,464	8,846	Secom Co. , Ltd.	27,200	2,224
Linde PLC(Æ)	42,658	6,999	Sekisui House, Ltd.	69,400	1,019
Medtronic PLC	181,949	16,343	Sumitomo Corp.	44,900	679
		39,534	Sumitomo Metal Mining Co. , Ltd.	122,500	3,845
			Sumitomo Mitsui Financial Group, Inc.	291,600	11,327
Israel - 0.5%			Takeda Pharmaceutical Co. , Ltd. (Ñ)	24,100	974
Teva Pharmaceutical Industries, Ltd.			Teijin, Ltd.	30,100	521
- ADR	303,700	6,068	Tokio Marine Holdings, Inc.	88,400	4,173
Wix. com, Ltd. (Æ)	28,158	2,741	Tokyo Gas Co. , Ltd.	15,000	369
		8,809	Toyota Industries Corp.	4,700	232
			Toyota Motor Corp.	31,300	1,833
Italy - 0.3%			Yamaguchi Financial Group, Inc.	90,000	949
Enel SpA	451,417	2,216			95,980
ENI SpA - ADR	46,569	828
Snam Rete Gas SpA	440,811	1,819	Luxembourg - 0.3%
Trevi Finanziaria Industriale SpA(Å)			Spotify Technology SA(Æ)	30,782	4,608
(Æ)(Ñ)	1,489,405	454
		5,317	Netherlands - 1.3%
			ABN AMRO Group NV(Þ)	11,450	281
Japan - 5.6%			Ferrari NV(Ñ)	14,378	1,684
Aisin Seiki Co. , Ltd.	27,700	1,084	HAL Trust	117	18
ANA Holdings, Inc.	7,000	236	Heineken NV	166,634	15,018
Aozora Bank, Ltd.	35,500	1,222	ING Groep NV	51,573	610
Bridgestone Corp.	53,000	2,042	Koninklijke Ahold Delhaize NV	80,546	1,845
Canon, Inc.	71,000	2,018	Koninklijke Vopak NV	8,638	391
Central Japan Railway Co.	6,800	1,310	Yandex NV Class A(Æ)	82,364	2,482
Chubu Electric Power Co. , Inc.	70,600	1,017			22,329
Daito Trust Construction Co. , Ltd.	12,300	1,620
Daiwa Securities Group, Inc.	56,000	322	Norway - 1.1%
East Japan Railway Co.	14,100	1,231	DNB ASA	361,646	6,522
Electric Power Development Co. , Ltd.	22,600	615	SpareBank 1 SR-Bank ASA(Å)	463,352	5,144
Honda Motor Co. , Ltd.	42,077	1,204	Statoil ASA Class N	33,882	873
Idemitsu Kosan Co. , Ltd.	39,900	1,814	Yara International ASA	139,200	5,975
ITOCHU Corp.	75,200	1,391			18,514
Japan Post Bank Co. , Ltd.	83,000	967
Japan Post Holdings Co. , Ltd.	53,100	632	Panama - 0.1%
Japan Real Estate Investment Corp. (ö)	179	924	Carnival Corp.	19,509	1,093
Japan Tobacco, Inc.	71,300	1,833
JX Holdings, Inc.	309,350	2,098	Portugal - 0.0%
Kansai Electric Power Co. , Inc. (The)	427,400	6,571	Energias de Portugal SA	88,061	309
KDDI Corp.	333,400	8,297

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 183

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Puerto Rico - 0.4%			Taiwan - 1.2%
Popular, Inc.	136,800	7,115	Taiwan Semiconductor Manufacturing
			Co. , Ltd. - ADR	539,153	20,542
Singapore - 0.8%
DBS Group Holdings, Ltd.	119,300	2,024	Thailand - 0.7%
Singapore Telecommunications, Ltd.	375,800	858	Kasikornbank PCL	765,100	4,612
United Overseas Bank, Ltd.	614,964	10,848	Siam Commercial Bank PCL (The)	1,996,200	8,299
		13,730			12,911

South Korea - 3.7%			United Kingdom - 6.3%
Hyundai Mobis Co. , Ltd.	27,480	4,595	AstraZeneca PLC - ADR	261,411	10,138
Hyundai Motor Co.	26,537	2,486	AstraZeneca PLC	19,060	1,456
Kia Motors Corp.	177,100	4,407	Babcock International Group PLC	712,465	5,562
KT&G Corp.	54,700	4,899	Barclays PLC	3,214,515	7,071
LG Uplus Corp.	373,600	5,285	BBA Aviation PLC	1,176,673	3,607
Samsung Electronics Co. , Ltd.	815,106	30,484	Bellway PLC	169,054	6,201
Shinhan Financial Group Co. , Ltd.	208,868	7,763	BHP Billiton PLC - ADR	152,600	6,142
SK Hynix, Inc.	50,000	3,011	BP PLC	1,972,062	14,286
		62,930	British American Tobacco PLC	32,709	1,419
			Cineworld Group PLC	1,603,100	6,035
Spain - 0.6%			Diageo PLC	219,505	7,592
Banco de Sabadell SA - ADR	2,876,600	3,785	Direct Line Insurance Group PLC	105,333	443
Banco Santander SA - ADR	144,224	684	HSBC Holdings PLC	176,383	1,453
Enagas SA	67,901	1,800	Inchcape PLC	378,513	2,615
Endesa SA - ADR	15,641	327	Kingfisher PLC	223,931	729
Iberdrola SA	174,189	1,233	Legal & General Group PLC	294,334	945
Repsol SA - ADR	88,065	1,578	Lloyds Banking Group PLC	1,431,225	1,046
Telefonica SA - ADR	42,836	351	Marks & Spencer Group PLC	983,500	3,719
		9,758	National Grid PLC	81,310	862
			Next PLC	94,700	6,297
Sweden - 0.8%			Persimmon PLC Class A	32,772	960
Duni AB(Å)	164,057	1,839	Rentokil Initial PLC	750,958	3,032
Loomis AB Class B	140,760	4,349	Royal Bank of Scotland Group PLC	735,715	2,221
Skandinaviska Enskilda Banken AB			Royal Dutch Shell PLC Class B	27,303	889
Class A	89,938	929	Standard Chartered PLC	808,146	5,673
Svenska Handelsbanken AB Class A	534,287	5,799	Taylor Wimpey PLC	2,968,137	6,123
Swedbank AB Class A	60,791	1,367	Unilever NV	11,451	616
		14,283	Vodafone Group PLC	320,794	606
					107,738
Switzerland - 4.5%
Adecco SA	17,695	866	United States - 52.1%
Chubb, Ltd.	64,908	8,108	3M Co.	10,848	2,064
Cie Financiere Richemont SA	47,765	3,483	Abbott Laboratories	140,059	9,656
Logitech International SA	38,169	1,413	Adobe Systems, Inc. (Æ)	47,630	11,706
Nestle SA	235,394	19,852	ADT, Inc. (Ñ)	253,421	1,961
Novartis AG	157,704	13,772	Aflac, Inc.	45,892	1,977
Roche Holding AG	66,644	16,171	AGNC Investment Corp. (Æ)	65,062	1,161
Sika AG	40,401	5,180	Air Products & Chemicals, Inc.	10,886	1,680
Swiss Re AG	4,222	381	Align Technology, Inc. (Æ)	7,314	1,618
Swisscom AG	2,480	1,135	Allergan PLC	35,284	5,575
TE Connectivity, Ltd.	10,143	765	ALLETE, Inc.	91,300	6,756
UBS Group AG(Æ)	356,570	4,975	Alliant Energy Corp.	22,751	978
Zurich Insurance Group AG	2,817	874	Allstate Corp. (The)	9,520	911
		76,975	Alphabet, Inc. Class A(Æ)	979	1,068
			Alphabet, Inc. Class C(Æ)	31,449	33,864
			Altria Group, Inc.	11,943	777
			Amazon. com, Inc. (Æ)	4,310	6,887

See accompanying notes which are an integral part of the financial statements.

184 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Electric Power Co. , Inc.	15,162	1,112	DowDuPont, Inc.	30,811	1,661
American Express Co.	55,805	5,733	DR Horton, Inc.	189,842	6,827
American Financial Group, Inc.	6,950	695	DTE Energy Co.	10,639	1,196
American International Group, Inc.	5,913	244	Duke Energy Corp.	21,264	1,757
Ameris Bancorp	142,920	6,130	Eastman Chemical Co.	8,568	671
Amgen, Inc.	2,965	572	Eaton Corp. PLC	13,593	974
Annaly Capital Management, Inc. (ö)	153,611	1,516	eBay, Inc. (Æ)	118,700	3,446
Antero Resources Corp. (Æ)	20,561	327	Eli Lilly & Co.	12,760	1,384
Anthem, Inc. (Æ)	64,894	17,883	Emerson Electric Co.	24,949	1,694
Apple, Inc.	145,159	31,769	Eversource Energy(Æ)	10,994	695
Archer-Daniels-Midland Co.	23,396	1,105	Exact Sciences Corp. (Æ)	57,478	4,084
Arthur J Gallagher & Co.	7,290	540	Exelon Corp.	42,674	1,870
AT&T, Inc.	377,252	11,574	Express Scripts Holding Co. (Æ)	13,937	1,351
Autodesk, Inc. (Æ)	17,711	2,289	Exxon Mobil Corp.	60,750	4,841
AvalonBay Communities, Inc. (ö)	7,416	1,301	Facebook, Inc. Class A(Æ)	117,500	17,835
Avnet, Inc.	146,600	5,874	Federal Realty Investment Trust(ö)	6,100	757
Bank of America Corp.	675,243	18,569	Fifth Third Bancorp	137,597	3,714
Bank of New York Mellon Corp. (The)	19,782	936	FleetCor Technologies, Inc. (Æ)	12,232	2,447
Baxter International, Inc.	68,330	4,271	FNF Group	11,609	388
BB&T Corp.	13,978	687	Ford Motor Co.	171,401	1,637
Becton Dickinson and Co.	39,397	9,081	Franklin Resources, Inc.	231,374	7,057
Berkshire Hathaway, Inc. Class B(Æ)	14,783	3,035	Freeport-McMoRan, Inc.	40,314	470
BlackRock Health Sciences Trust	505,240	2,691	Garrett Motion, Inc. (Æ)	806	12
BlackRock, Inc. Class A	4,173	1,717	General Dynamics Corp.	33,300	5,747
Brookline Bancorp, Inc.	101,676	1,576	General Electric Co.	34,526	349
CA, Inc.	36,947	1,639	General Mills, Inc.	29,448	1,290
Cabot Oil & Gas Corp.	364,101	8,822	General Motors Co.	29,171	1,067
Campbell Soup Co. (Ñ)	15,425	577	Genuine Parts Co.	13,347	1,307
Capital One Financial Corp.	81,537	7,281	Gilead Sciences, Inc.	133,486	9,101
Cardinal Health, Inc.	5,211	264	GoDaddy, Inc. Class A(Æ)	12,933	946
Carter's, Inc.	69,700	6,690	Goldman Sachs Group, Inc. (The)	6,101	1,375
CenterPoint Energy, Inc.	50,593	1,367	Goodyear Tire & Rubber Co. (The)	12,844	270
CenturyLink, Inc.	14,520	300	Guidewire Software, Inc. (Æ)	57,466	5,113
Charles Schwab Corp. (The)	30,013	1,388	H&R Block, Inc.	22,243	590
Chevron Corp.	29,120	3,251	Haemonetics Corp. (Æ)	31,332	3,273
Cigna Corp.	51,517	11,015	Halliburton Co.	309,214	10,724
Cincinnati Financial Corp.	14,810	1,165	Harley-Davidson, Inc.	9,718	371
Cisco Systems, Inc.	25,064	1,147	Helmerich & Payne, Inc.	18,935	1,179
Citigroup, Inc.	157,867	10,334	Hess Corp.	17,846	1,024
Clorox Co. (The)	9,016	1,338	Hewlett Packard Enterprise Co.	198,500	3,027
CME Group, Inc. Class A	52,380	9,598	HollyFrontier Corp.	16,741	1,129
CMS Energy Corp.	19,726	977	Home Depot, Inc. (The)	5,505	968
Coca-Cola Co. (The)	46,885	2,245	Honeywell International, Inc.	8,066	1,168
Colgate-Palmolive Co.	23,058	1,373	Host Hotels & Resorts, Inc. (ö)	13,630	260
Comcast Corp. Class A	25,484	972	HP, Inc. (Æ)	71,430	1,724
ConAgra Foods, Inc.	30,801	1,097	Huntington Bancshares, Inc.	67,853	972
Concho Resources, Inc. (Æ)	20,650	2,872	Insulet Corp. (Æ)	43,829	3,866
Consolidated Edison, Inc.	21,460	1,631	Intel Corp.	105,925	4,966
CoStar Group, Inc. (Æ)	12,922	4,670	Intercontinental Exchange, Inc.	106,647	8,216
Crown Castle International Corp. (ö)	36,944	4,017	International Bancshares Corp.	147,218	5,697
CSX Corp.	61,282	4,220	International Business Machines Corp.	11,387	1,314
Cummins, Inc.	10,932	1,494	Intuitive Surgical, Inc. (Æ)	5,769	3,007
CVS Health Corp.	13,690	991	JM Smucker Co. (The)	71,261	7,719
Danaher Corp.	9,794	974	Johnson & Johnson	123,322	17,264
Delta Air Lines, Inc.	18,968	1,038	Johnson Controls International PLC(Æ)	21,005	672
Diamondback Energy, Inc.	14,425	1,621	JPMorgan Chase & Co.	206,502	22,513
Dime Community Bancshares, Inc.	131,461	2,119	Kellogg Co.	17,539	1,148

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 185

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
KeyCorp	19,264	350	State Street Corp.	11,871	816
Kimberly-Clark Corp.	13,470	1,405	SunTrust Banks, Inc.	9,786	613
Kinder Morgan, Inc.	45,287	771	Symantec Corp.	14,237	258
Kraft Heinz Co. (The)	9,996	549	Synchrony Financial	82,313	2,377
Kroger Co. (The)	103,764	3,088	Sysco Corp.	12,637	901
L Brands, Inc.	238,512	7,733	Tapestry, Inc.	11,733	496
Lamb Weston Holdings, Inc.	12,335	964	Targa Resources Corp.	9,477	490
Leggett & Platt, Inc.	15,116	549	Target Corp.	17,571	1,469
Lennar Corp. Class A	158,510	6,813	TD Ameritrade Holding Corp.	48,428	2,505
Lennar Corp. Class B	3,222	115	Teradyne, Inc.	89,936	3,098
Liberty SiriusXM Group Class C(Æ)	9,429	389	Thomson Reuters Corp.	22,421	1,044
M&T Bank Corp.	2,863	474	Torchmark Corp.	5,044	427
Marathon Petroleum Corp.	103,913	7,320	Travelers Cos. , Inc. (The)	16,031	2,006
Marriott Vacations Worldwide Corp.	22,179	1,963	Tyson Foods, Inc. Class A	117,936	7,067
MasterCard, Inc. Class A	65,792	13,005	UGI Corp.	21,533	1,143
Maxim Integrated Products, Inc.	6,562	328	Under Armour, Inc. Class A(Æ)(Ñ)	156,014	3,449
McDonald's Corp.	15,105	2,672	Union Pacific Corp.	12,036	1,760
McGraw Hill Financial, Inc.	14,205	2,590	United Parcel Service, Inc. Class B	14,323	1,526
Merck & Co. , Inc.	91,906	6,765	United Technologies Corp.	15,672	1,947
Meritage Homes Corp. (Æ)	6,000	224	UnitedHealth Group, Inc.	154,263	40,316
MetLife, Inc.	18,020	742	US Bancorp	41,531	2,171
Microsoft Corp.	438,194	46,803	Valero Energy Corp.	12,401	1,130
Mondelez International, Inc. Class A	21,623	908	Veeva Systems, Inc. Class A(Æ)	23,172	2,117
Morgan Stanley	26,924	1,229	Verizon Communications, Inc.	322,937	18,437
Netflix, Inc. (Æ)	11,125	3,357	Visa, Inc. Class A	64,848	8,939
New York Community Bancorp, Inc.	95,062	911	Vulcan Materials Co.	22,727	2,299
NextEra Energy, Inc.	76,932	13,271	Walgreens Boots Alliance, Inc.	14,466	1,154
Occidental Petroleum Corp.	21,634	1,451	Wal-Mart Stores, Inc.	28,970	2,905
OGE Energy Corp.	33,264	1,202	Walt Disney Co. (The)	12,782	1,468
Omnicom Group, Inc.	20,828	1,548	Waste Management, Inc.	21,482	1,922
Oracle Corp.	29,548	1,443	Wausau Paper Corp.	264,700	3,004
PACCAR, Inc.	3,826	219	Wayfair, Inc. Class A(Æ)	24,569	2,710
PayPal Holdings, Inc. (Æ)	40,176	3,382	Webster Financial Corp.	111,600	6,567
Penumbra, Inc. (Æ)	5,107	695	WEC Energy Group, Inc. (Æ)	19,733	1,350
PepsiCo, Inc.	96,804	10,879	Wells Fargo & Co.	297,304	15,825
Pfizer, Inc.	408,206	17,577	WESCO International, Inc. (Æ)	109,700	5,505
Philip Morris International, Inc.	4,777	421	Western Union Co. (The)	348,200	6,282
Phillips 66	11,369	1,169	Workday, Inc. Class A(Æ)	30,057	3,998
Pinnacle West Capital Corp.	13,631	1,121	Xcel Energy, Inc.	8,234	404
PNC Financial Services Group, Inc.			Xerox Corp.	246,050	6,857
(The)	6,466	831			892,365
PPL Corp.	41,298	1,255
Principal Financial Group, Inc.	17,907	843	Virgin Islands, British - 0.3%
Procter & Gamble Co. (The)	132,498	11,750	J2 Acquisition, Ltd. (Å)(Æ)(Ñ)	302,824	2,741
Progressive Corp. (The)	28,694	2,000	Ocelot Partners, Ltd. (Å)(Æ)(Š)	192,168	1,840
Prudential Financial, Inc.	11,131	1,044			4,581
Public Service Enterprise Group, Inc.	31,102	1,662
Quest Diagnostics, Inc.	71,988	6,774	Total Common Stocks
Regions Financial Corp.	34,570	587	(cost $1,403,802)		1,667,830
Resideo Technologies, Inc. (Æ)	1,344	28
Rockwell Automation, Inc.	8,367	1,378
Rockwell Collins, Inc.	3,071	393	Warrants & Rights - 0.0%
Salesforce. com, Inc. (Æ)	36,785	5,048	Spain - 0.0%
			Banco Santander SA(Æ)
Schlumberger, Ltd.	20,152	1,034	2018 Rights	144,224	6
ServiceNow, Inc. (Æ)	19,559	3,541

Southern Co. (The)	17,337	781	Virgin Islands, British - 0.0%
SS&C Technologies Holdings, Inc.	74,124	3,792	J2 Acquisition, Ltd. (Æ)

See accompanying notes which are an integral part of the financial statements.

186 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	2020 Warrants	302,800		136
	Total Warrants & Rights
	(cost $9)			142

	Short-Term Investments - 2.5%
	United States - 2.5%
	U. S. Cash Management Fund(@)	25,880,501	(8)	25,881
	United States Treasury Bills
	2.146% due 11/29/18 (~)(§)	2,200		2,196
	2.112% due 12/20/18 (~)(§)	5,000		4,986
	2.330% due 01/31/19 (~)(§)	1,900		1,889
	2.354% due 02/28/19 (~)(§)	7,400		7,344
				42,296
	Total Short-Term Investments
	(cost $42,296)			42,296

	Other Securities - 0.6%
	U. S. Cash Collateral Fund(×)(@)	11,011,155	(8)	11,011
	Total Other Securities
	(cost $11,011)			11,011

	Total Investments 100.4%
	(identified cost $1,457,118)			1,721,279

	Other Assets and Liabilities, Net
-	(0.4%)			(7,634)
	Net Assets - 100.0%			1,713,645

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 187

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.0%
Bancolombia SA	08/23/17	COP	635,100	10.55	6,702	5,973
China Hongxing Sports, Ltd.	08/27/10	SGD	6,320,000	—	764	—
Duni AB	10/01/13	SEK	164,057	10.63	1,744	1,839
J2 Acquisition, Ltd.	10/05/17		302,824	9.99	3,025	2,741
Ocelot Partners, Ltd.	03/08/17		192,168	10.00	1,922	1,840
SpareBank 1 SR-Bank ASA	04/08/14	NOK	463,352	9.01	4,175	5,144
Trevi Finanziaria Industriale SpA	06/14/12	EUR	1,489,405	3.72	5,533	454
						17,991
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	32	EUR	1,629	11/18	34
DAX Index Futures	5	EUR	1,432	12/18	20
EURO STOXX 50 Index Futures	692	EUR	22,102	12/18	(993)
FTSE 100 Index Futures	17	GBP	1,209	12/18	33
Hang Seng Index Futures	3	HKD	3,737	11/18	—
OMXS30 Index Futures	18	SEK	2,758	11/18	4
S&P Mid 400 E-Mini Index Futures	7	USD	1,277	12/18	(23)
S&P 500 E-Mini Index Futures	132	USD	17,893	12/18	62
S&P Energy Select Sector Index Futures	586	USD	39,573	12/18	(4,080)
S&P/TSX 60 Index Futures	7	CAD	1,252	12/18	3
SPI 200 Index Futures	7	AUD	1,015	12/18	(5)
TOPIX Index Futures	654	JPY	10,732,139	12/18	(2,078)
Short Positions
Hang Seng Index Futures	75	HKD	93,416	11/18	(34)
MSCI Emerging Markets Index Futures	1,959	USD	93,709	12/18	6,471
NASDAQ 100 E-Mini Index Futures	316	USD	44,085	12/18	3,686
S&P 500 E-Mini Index Futures	115	USD	15,589	12/18	1,068
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,168

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	484	AUD	685	12/19/18	2
Bank of America	USD	685	CAD	900	12/19/18	(1)
Bank of America	USD	3,202	EUR	2,800	12/19/18	(18)
Bank of America	USD	1,090	GBP	850	12/19/18	(1)
Bank of America	USD	294	HKD	2,300	12/19/18	—
Bank of America	USD	1,743	JPY	195,000	12/19/18	(8)
Bank of America	USD	187	SEK	1,700	12/19/18	—
Bank of Montreal	USD	2,836	AUD	3,984	12/19/18	(14)
Bank of Montreal	USD	2,859	CAD	3,756	12/19/18	(3)

See accompanying notes which are an integral part of the financial statements.

188 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	5,201	EUR	4,450	12/19/18	(140)
Bank of Montreal	USD	1,933	GBP	1,478	12/19/18	(39)
Bank of Montreal	USD	18,424	JPY	2,032,068	12/19/18	(344)
Bank of Montreal	CHF	11,258	USD	11,655	12/19/18	424
Bank of Montreal	HKD	14,016	USD	1,789	12/19/18	(1)
Bank of Montreal	NOK	41,436	USD	4,964	12/19/18	38
Bank of Montreal	NZD	6,800	USD	4,445	12/19/18	6
Bank of Montreal	SEK	33,280	USD	3,709	12/19/18	55
Brown Brothers Harriman	USD	35	AUD	50	12/19/18	—
Brown Brothers Harriman	USD	57	AUD	80	12/19/18	—
Brown Brothers Harriman	USD	71	AUD	100	12/19/18	—
Brown Brothers Harriman	USD	77	CAD	100	12/19/18	(1)
Brown Brothers Harriman	USD	114	CAD	150	12/19/18	—
Brown Brothers Harriman	USD	138	CAD	180	12/19/18	(1)
Brown Brothers Harriman	USD	903	CHF	900	12/19/18	(5)
Brown Brothers Harriman	USD	1,220	CHF	1,200	12/19/18	(23)
Brown Brothers Harriman	USD	2,030	CHF	2,000	12/19/18	(35)
Brown Brothers Harriman	USD	58	EUR	50	12/19/18	(1)
Brown Brothers Harriman	USD	105	EUR	90	12/19/18	(2)
Brown Brothers Harriman	USD	231	EUR	200	12/19/18	(4)
Brown Brothers Harriman	USD	350	EUR	300	12/19/18	(8)
Brown Brothers Harriman	USD	462	EUR	400	12/19/18	(7)
Brown Brothers Harriman	USD	131	GBP	100	12/19/18	(3)
Brown Brothers Harriman	USD	133	GBP	100	12/19/18	(5)
Brown Brothers Harriman	USD	157	GBP	120	12/19/18	(3)
Brown Brothers Harriman	USD	32	HKD	250	12/19/18	—
Brown Brothers Harriman	USD	38	HKD	300	12/19/18	—
Brown Brothers Harriman	USD	51	HKD	400	12/19/18	—
Brown Brothers Harriman	USD	90	JPY	10,000	12/19/18	(1)
Brown Brothers Harriman	USD	133	JPY	15,000	12/19/18	—
Brown Brothers Harriman	USD	179	JPY	20,000	12/19/18	(1)
Brown Brothers Harriman	USD	312	JPY	35,000	12/19/18	(1)
Brown Brothers Harriman	USD	448	JPY	50,000	12/19/18	(3)
Brown Brothers Harriman	USD	369	NOK	3,000	12/19/18	(12)
Brown Brothers Harriman	USD	732	NOK	6,000	12/19/18	(19)
Brown Brothers Harriman	USD	736	NOK	6,000	12/19/18	(23)
Brown Brothers Harriman	USD	2,158	NOK	18,000	12/19/18	(18)
Brown Brothers Harriman	USD	424	NZD	650	12/19/18	1
Brown Brothers Harriman	USD	1,302	NZD	2,000	12/19/18	4
Brown Brothers Harriman	USD	22	SEK	200	12/19/18	—
Brown Brothers Harriman	USD	22	SEK	200	12/19/18	—
Brown Brothers Harriman	USD	31	SEK	280	12/19/18	(1)
Brown Brothers Harriman	USD	224	SEK	2,000	12/19/18	(5)
Brown Brothers Harriman	USD	881	SEK	8,000	12/19/18	(2)
Brown Brothers Harriman	USD	1,122	SEK	10,000	12/19/18	(25)
Brown Brothers Harriman	AUD	30	USD	21	12/19/18	—
Brown Brothers Harriman	AUD	45	USD	32	12/19/18	—
Brown Brothers Harriman	AUD	70	USD	51	12/19/18	1
Brown Brothers Harriman	AUD	90	USD	64	12/19/18	—
Brown Brothers Harriman	AUD	90	USD	64	12/19/18	1
Brown Brothers Harriman	AUD	100	USD	72	12/19/18	1
Brown Brothers Harriman	AUD	150	USD	107	12/19/18	—

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 189

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	AUD	180	USD	131	12/19/18	4
Brown Brothers Harriman	AUD	500	USD	356	12/19/18	1
Brown Brothers Harriman	CAD	35	USD	27	12/19/18	—
Brown Brothers Harriman	CAD	50	USD	39	12/19/18	1
Brown Brothers Harriman	CAD	120	USD	92	12/19/18	1
Brown Brothers Harriman	CAD	120	USD	92	12/19/18	1
Brown Brothers Harriman	CAD	150	USD	117	12/19/18	3
Brown Brothers Harriman	CAD	180	USD	138	12/19/18	2
Brown Brothers Harriman	CAD	200	USD	155	12/19/18	3
Brown Brothers Harriman	CAD	250	USD	192	12/19/18	2
Brown Brothers Harriman	CAD	500	USD	384	12/19/18	4
Brown Brothers Harriman	CAD	1,000	USD	765	12/19/18	5
Brown Brothers Harriman	EUR	100	USD	114	12/19/18	—
Brown Brothers Harriman	EUR	200	USD	231	12/19/18	4
Brown Brothers Harriman	EUR	320	USD	378	12/19/18	14
Brown Brothers Harriman	EUR	320	USD	378	12/19/18	14
Brown Brothers Harriman	EUR	350	USD	410	12/19/18	12
Brown Brothers Harriman	EUR	450	USD	524	12/19/18	12
Brown Brothers Harriman	EUR	450	USD	520	12/19/18	8
Brown Brothers Harriman	EUR	500	USD	585	12/19/18	17
Brown Brothers Harriman	EUR	750	USD	887	12/19/18	33
Brown Brothers Harriman	GBP	70	USD	90	12/19/18	—
Brown Brothers Harriman	GBP	75	USD	98	12/19/18	2
Brown Brothers Harriman	GBP	80	USD	105	12/19/18	3
Brown Brothers Harriman	GBP	120	USD	158	12/19/18	4
Brown Brothers Harriman	GBP	120	USD	159	12/19/18	5
Brown Brothers Harriman	GBP	170	USD	222	12/19/18	5
Brown Brothers Harriman	GBP	200	USD	263	12/19/18	6
Brown Brothers Harriman	GBP	350	USD	462	12/19/18	13
Brown Brothers Harriman	HKD	130	USD	17	12/19/18	—
Brown Brothers Harriman	HKD	150	USD	19	12/19/18	—
Brown Brothers Harriman	HKD	180	USD	23	12/19/18	—
Brown Brothers Harriman	HKD	370	USD	47	12/19/18	—
Brown Brothers Harriman	HKD	410	USD	52	12/19/18	—
Brown Brothers Harriman	HKD	500	USD	64	12/19/18	—
Brown Brothers Harriman	HKD	750	USD	96	12/19/18	—
Brown Brothers Harriman	HKD	2,000	USD	256	12/19/18	—
Brown Brothers Harriman	HKD	2,000	USD	255	12/19/18	—
Brown Brothers Harriman	HKD	2,000	USD	256	12/19/18	—
Brown Brothers Harriman	JPY	5,000	USD	44	12/19/18	—
Brown Brothers Harriman	JPY	15,000	USD	134	12/19/18	—
Brown Brothers Harriman	JPY	20,000	USD	180	12/19/18	2
Brown Brothers Harriman	JPY	30,000	USD	268	12/19/18	1
Brown Brothers Harriman	JPY	33,000	USD	291	12/19/18	(2)
Brown Brothers Harriman	JPY	35,000	USD	312	12/19/18	1
Brown Brothers Harriman	JPY	37,000	USD	330	12/19/18	1
Brown Brothers Harriman	JPY	320,000	USD	2,848	12/19/18	1
Brown Brothers Harriman	SEK	200	USD	22	12/19/18	—
Brown Brothers Harriman	SEK	300	USD	34	12/19/18	1
Brown Brothers Harriman	SEK	330	USD	38	12/19/18	1
Brown Brothers Harriman	SEK	330	USD	37	12/19/18	1
Brown Brothers Harriman	SEK	350	USD	39	12/19/18	1

See accompanying notes which are an integral part of the financial statements.

190 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	SEK	400	USD	45	12/19/18	1
Citigroup	USD	2,832	AUD	3,984	12/19/18	(10)
Citigroup	USD	2,860	CAD	3,756	12/19/18	(4)
Citigroup	USD	5,199	EUR	4,450	12/19/18	(138)
Citigroup	USD	1,935	GBP	1,478	12/19/18	(41)
Citigroup	USD	18,416	JPY	2,032,068	12/19/18	(335)
Citigroup	CHF	11,258	USD	11,649	12/19/18	417
Citigroup	HKD	14,016	USD	1,788	12/19/18	(1)
Citigroup	NOK	41,436	USD	4,957	12/19/18	31
Citigroup	NZD	6,800	USD	4,438	12/19/18	(2)
Citigroup	SEK	33,280	USD	3,702	12/19/18	48
Royal Bank of Canada	USD	2,835	AUD	3,984	12/19/18	(12)
Royal Bank of Canada	USD	2,859	CAD	3,756	12/19/18	(3)
Royal Bank of Canada	USD	5,201	EUR	4,450	12/19/18	(140)
Royal Bank of Canada	USD	1,934	GBP	1,478	12/19/18	(40)
Royal Bank of Canada	USD	256	HKD	2,000	12/19/18	(1)
Royal Bank of Canada	USD	18,413	JPY	2,032,068	12/19/18	(332)
Royal Bank of Canada	USD	123	NOK	1,000	12/19/18	(4)
Royal Bank of Canada	USD	229	SEK	2,000	12/19/18	(9)
Royal Bank of Canada	AUD	50	USD	35	12/19/18	—
Royal Bank of Canada	AUD	70	USD	51	12/19/18	1
Royal Bank of Canada	AUD	250	USD	177	12/19/18	—
Royal Bank of Canada	AUD	300	USD	216	12/19/18	4
Royal Bank of Canada	CAD	110	USD	85	12/19/18	2
Royal Bank of Canada	CAD	110	USD	84	12/19/18	1
Royal Bank of Canada	CAD	330	USD	252	12/19/18	1
Royal Bank of Canada	CAD	400	USD	309	12/19/18	5
Royal Bank of Canada	CHF	11,258	USD	11,648	12/19/18	417
Royal Bank of Canada	EUR	130	USD	151	12/19/18	3
Royal Bank of Canada	EUR	350	USD	409	12/19/18	11
Royal Bank of Canada	EUR	1,000	USD	1,145	12/19/18	8
Royal Bank of Canada	EUR	1,000	USD	1,175	12/19/18	37
Royal Bank of Canada	GBP	50	USD	66	12/19/18	2
Royal Bank of Canada	GBP	70	USD	92	12/19/18	2
Royal Bank of Canada	GBP	300	USD	386	12/19/18	1
Royal Bank of Canada	GBP	400	USD	528	12/19/18	15
Royal Bank of Canada	HKD	150	USD	19	12/19/18	—
Royal Bank of Canada	HKD	350	USD	45	12/19/18	—
Royal Bank of Canada	HKD	840	USD	107	12/19/18	—
Royal Bank of Canada	HKD	850	USD	109	12/19/18	—
Royal Bank of Canada	HKD	14,016	USD	1,789	12/19/18	(1)
Royal Bank of Canada	JPY	10,000	USD	89	12/19/18	—
Royal Bank of Canada	JPY	22,000	USD	195	12/19/18	(1)
Royal Bank of Canada	JPY	80,000	USD	718	12/19/18	6
Royal Bank of Canada	JPY	100,000	USD	896	12/19/18	6
Royal Bank of Canada	NOK	41,436	USD	4,960	12/19/18	34
Royal Bank of Canada	NZD	6,800	USD	4,442	12/19/18	2
Royal Bank of Canada	SEK	70	USD	8	12/19/18	—
Royal Bank of Canada	SEK	180	USD	20	12/19/18	1
Royal Bank of Canada	SEK	700	USD	77	12/19/18	—
Royal Bank of Canada	SEK	800	USD	90	12/19/18	3
Royal Bank of Canada	SEK	33,280	USD	3,706	12/19/18	53

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 191

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	36	AUD	50	12/19/18	—
Standard Chartered	USD	62	CAD	80	12/19/18	(1)
Standard Chartered	USD	349	EUR	300	12/19/18	(8)
Standard Chartered	USD	92	GBP	70	12/19/18	(3)
Standard Chartered	USD	26	HKD	200	12/19/18	—
Standard Chartered	USD	198	JPY	22,000	12/19/18	(2)
Standard Chartered	USD	22	SEK	200	12/19/18	(1)
Standard Chartered	AUD	160	USD	113	12/19/18	—
Standard Chartered	CAD	250	USD	194	12/19/18	4
Standard Chartered	EUR	700	USD	810	12/19/18	14
Standard Chartered	GBP	200	USD	261	12/19/18	5
Standard Chartered	HKD	600	USD	77	12/19/18	—
Standard Chartered	JPY	60,000	USD	529	12/19/18	(5)
Standard Chartered	SEK	500	USD	55	12/19/18	1
State Street	USD	43	AUD	60	12/19/18	—
State Street	USD	56	AUD	80	12/19/18	—
State Street	USD	106	AUD	150	12/19/18	—
State Street	USD	156	AUD	220	12/19/18	—
State Street	USD	995	AUD	1,400	12/19/18	(3)
State Street	USD	2,834	AUD	3,984	12/19/18	(11)
State Street	USD	23	CAD	30	12/19/18	—
State Street	USD	93	CAD	120	12/19/18	(2)
State Street	USD	145	CAD	190	12/19/18	(1)
State Street	USD	222	CAD	290	12/19/18	(1)
State Street	USD	1,520	CAD	2,000	12/19/18	—
State Street	USD	2,859	CAD	3,756	12/19/18	(3)
State Street	USD	33,751	CHF	33,500	12/19/18	(331)
State Street	USD	115	EUR	100	12/19/18	(1)
State Street	USD	440	EUR	380	12/19/18	(8)
State Street	USD	749	EUR	650	12/19/18	(9)
State Street	USD	948	EUR	830	12/19/18	(3)
State Street	USD	5,198	EUR	4,450	12/19/18	(137)
State Street	USD	8,154	EUR	7,000	12/19/18	(191)
State Street	USD	8,235	EUR	7,200	12/19/18	(45)
State Street	USD	39	GBP	30	12/19/18	(1)
State Street	USD	132	GBP	100	12/19/18	(3)
State Street	USD	247	GBP	190	12/19/18	(4)
State Street	USD	334	GBP	260	12/19/18	(1)
State Street	USD	1,934	GBP	1,478	12/19/18	(40)
State Street	USD	2,531	GBP	1,950	12/19/18	(33)
State Street	USD	13	HKD	100	12/19/18	—
State Street	USD	37	HKD	290	12/19/18	—
State Street	USD	66	HKD	520	12/19/18	—
State Street	USD	92	HKD	720	12/19/18	—
State Street	USD	689	HKD	5,400	12/19/18	—
State Street	USD	8,167	HKD	64,000	12/19/18	5
State Street	USD	90	JPY	10,000	12/19/18	(1)
State Street	USD	309	JPY	35,000	12/19/18	2
State Street	USD	356	JPY	40,000	12/19/18	—
State Street	USD	607	JPY	68,000	12/19/18	(2)
State Street	USD	4,084	JPY	450,000	12/19/18	(80)
State Street	USD	18,413	JPY	2,032,068	12/19/18	(332)

See accompanying notes which are an integral part of the financial statements.

192 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	160	NOK	1,300	12/19/18	(6)
State Street	USD	12,401	NZD	19,000	12/19/18	4
State Street	USD	17	SEK	150	12/19/18	—
State Street	USD	31	SEK	280	12/19/18	—
State Street	USD	44	SEK	390	12/19/18	(1)
State Street	USD	65	SEK	590	12/19/18	—
State Street	USD	114	SEK	1,000	12/19/18	(4)
State Street	USD	501	SEK	4,500	12/19/18	(7)
State Street	AUD	35	USD	25	12/19/18	—
State Street	AUD	50	USD	36	12/19/18	—
State Street	AUD	120	USD	85	12/19/18	—
State Street	AUD	160	USD	114	12/19/18	—
State Street	AUD	260	USD	184	12/19/18	—
State Street	AUD	18,200	USD	12,865	12/19/18	(30)
State Street	CAD	35	USD	27	12/19/18	—
State Street	CAD	150	USD	115	12/19/18	1
State Street	CAD	260	USD	200	12/19/18	2
State Street	CAD	360	USD	275	12/19/18	2
State Street	CAD	5,600	USD	4,306	12/19/18	48
State Street	CHF	11,258	USD	11,643	12/19/18	413
State Street	EUR	250	USD	291	12/19/18	6
State Street	EUR	280	USD	327	12/19/18	9
State Street	EUR	450	USD	515	12/19/18	3
State Street	EUR	700	USD	813	12/19/18	17
State Street	EUR	1,100	USD	1,267	12/19/18	16
State Street	EUR	2,340	USD	2,734	12/19/18	72
State Street	GBP	100	USD	132	12/19/18	4
State Street	GBP	130	USD	168	12/19/18	1
State Street	GBP	180	USD	237	12/19/18	7
State Street	GBP	340	USD	443	12/19/18	7
State Street	GBP	9,600	USD	12,396	12/19/18	95
State Street	HKD	200	USD	26	12/19/18	—
State Street	HKD	330	USD	42	12/19/18	—
State Street	HKD	550	USD	70	12/19/18	—
State Street	HKD	1,000	USD	128	12/19/18	—
State Street	HKD	14,016	USD	1,789	12/19/18	(1)
State Street	JPY	20,000	USD	179	12/19/18	1
State Street	JPY	25,000	USD	226	12/19/18	4
State Street	JPY	32,000	USD	286	12/19/18	2
State Street	JPY	45,000	USD	403	12/19/18	2
State Street	JPY	80,000	USD	715	12/19/18	3
State Street	JPY	450,000	USD	4,018	12/19/18	14
State Street	JPY	807,000	USD	7,312	12/19/18	132
State Street	NOK	41,436	USD	4,956	12/19/18	30
State Street	NOK	250,000	USD	30,048	12/19/18	327
State Street	NZD	6,800	USD	4,436	12/19/18	(4)
State Street	SEK	190	USD	21	12/19/18	1
State Street	SEK	260	USD	29	12/19/18	—
State Street	SEK	450	USD	50	12/19/18	1
State Street	SEK	790	USD	88	12/19/18	1
State Street	SEK	33,280	USD	3,702	12/19/18	48
State Street	SEK	195,000	USD	21,470	12/19/18	65

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 193

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	USD	2,832	AUD	3,984	12/19/18	(10)
Westpac	USD	2,859	CAD	3,756	12/19/18	(3)
Westpac	USD	5,200	EUR	4,450	12/19/18	(139)
Westpac	USD	1,935	GBP	1,478	12/19/18	(41)
Westpac	USD	18,415	JPY	2,032,068	12/19/18	(335)
Westpac	CHF	11,258	USD	11,648	12/19/18	417
Westpac	HKD	14,016	USD	1,789	12/19/18	(1)
Westpac	NOK	41,436	USD	4,958	12/19/18	32
Westpac	NZD	6,800	USD	4,436	12/19/18	(3)
Westpac	SEK	33,280	USD	3,703	12/19/18	50
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$14,581	$—	$—	$14,581	0.8
Austria	—	7,568	—	—	7,568	0.4
Belgium	—	7,984	—	—	7,984	0.5
Bermuda	675	—	—	—	675	—*
Canada	44,011	—	—	—	44,011	2.6
China	4,651	22,041	—	—	26,692	1.6
Colombia	5,973	—	—	—	5,973	0.3
Denmark	—	2,247	—	—	2,247	0.1
Finland	510	6,150	—	—	6,660	0.4
France	—	55,673	—	—	55,673	3.2
Germany	2,356	48,680	—	—	51,036	3.0
Hong Kong	—	4,840	—	—	4,840	0.3
India	17,642	—	—	—	17,642	1.0
Indonesia	—	2,827	—	—	2,827	0.2
Ireland	32,869	6,665	—	—	39,534	2.3
Israel	8,809	—	—	—	8,809	0.5
Italy	—	5,317	—	—	5,317	0.3
Japan	—	95,980	—	—	95,980	5.6
Luxembourg	4,608	—	—	—	4,608	0.3
Netherlands	4,166	18,163	—	—	22,329	1.3
Norway	—	18,514	—	—	18,514	1.1
Panama	1,093	—	—	—	1,093	0.1
Portugal	—	309	—	—	309	—*
Puerto Rico	7,115	—	—	—	7,115	0.4

See accompanying notes which are an integral part of the financial statements.

194 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Singapore	—	13,730	—	—	13,730	0.8
South Korea	—	62,930	—	—	62,930	3.7
Spain	—	9,758	—	—	9,758	0.6
Sweden	—	14,283	—	—	14,283	0.8
Switzerland	8,873	68,102	—	—	76,975	4.5
Taiwan	20,542	—	—	—	20,542	1.2
Thailand	—	12,911	—	—	12,911	0.7
United Kingdom	16,280	91,458	—	—	107,738	6.3
United States	886,670	5,695	—	—	892,365	52.1
Virgin Islands, British	2,741	—	1,840	—	4,581	0.3
Warrants & Rights	142	—	—	—	142	—*
Short-Term Investments	—	16,415	—	25,881	42,296	2.5
Other Securities	—	—	—	11,011	11,011	0.6
Total Investments	1,069,726	612,821	1,840	36,892	1,721,279	100.4
Other Assets and Liabilities, Net						(0.4)
						100.0

Other Financial Instruments
Assets
Futures Contracts	11,381	—	—	—	11,381	0.7
Foreign Currency Exchange Contracts	—	3,702	—	—	3,702	0.2
A
Liabilities
Futures Contracts	(7,213)	—	—	—	(7,213)	(0.4)
Foreign Currency Exchange Contracts	—	(3,702)	—	—	(3,702)	(0.2)
Total Other Financial Instruments**	$4,168	$—	$—	$—	$4,168

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 195

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	160,021
Consumer Staples	116,089
Energy	92,072
Financial Services	434,571
Health Care	245,369
Materials and Processing	92,473
Producer Durables	122,404
Technology	289,484
Utilities	115,347
Warrants and Rights	142
Short-Term Investments	42,296
Other Securities	11,011
Total Investments	1,721,279

See accompanying notes which are an integral part of the financial statements.

196 Global Equity Fund

Russell Investment Company
Global Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$3,702
Variation margin on futures contracts*	11,381	—
Total	$11,381	$3,702

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$7,213	$—
Unrealized depreciation on foreign currency exchange contracts	—	3,702
Total	$7,213	$3,702
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$11,065	$—
Options written	835	—
Foreign currency exchange contracts	—	(2,262)
Total	$11,900	$(2,262)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(5,489)	$—
Options written	(405)	—
Foreign currency exchange contracts	—	3,124
Total	$(5,894)	$3,124

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 197

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$10,922	$—	$10,922
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,702	—	3,702
Total Financial and Derivative Assets		14,624	—	14,624
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$14,624	$—	$14,624

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1	$1	$—	$—
Bank of Montreal	518	518	—	—
Brown Brothers Harriman	201	201	—	—
Citigroup	2,610	497	2,113	—
Goldman Sachs	74	—	74	—
HSBC	1,154	—	1,154	—
Merrill Lynch	7,235	—	7,235	—
Morgan Stanley	246	—	246	—
Royal Bank of Canada	615	544	—	71
Societe Generale	76	—	76	—
Standard Chartered	23	19	—	4
State Street	1,347	1,294	—	53
UBS	25	—	25	—
Westpac	499	499	—	—
Total	$14,624	$3,573	$10,923	$128

See accompanying notes which are an integral part of the financial statements.

198 Global Equity Fund

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$3,702	$—	$3,702
Total Financial and Derivative Liabilities		3,702	—	3,702
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$3,702	$—	$3,702

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$27	$2	$—	$25
Bank of Montreal	541	518	—	23
Brown Brothers Harriman	214	201	—	13
Citigroup	532	497	—	35
Royal Bank of Canada	544	544	—	—
Standard Chartered	19	19	—	—
State Street	1,294	1,294	—	—
Westpac	531	499	—	32
Total	$3,702	$3,574	$—	$128

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 199

Russell Investment Company
Global Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,457,118
Investments, at fair value(*)(>)	1,721,279
Foreign currency holdings(^)	1,747
Unrealized appreciation on foreign currency exchange contracts	3,702
Receivables:
Dividends and interest	2,302
Dividends from affiliated funds	63
Fund shares sold	825
Foreign capital gains taxes recoverable	1,703
From broker(a)	950
Variation margin on futures contracts	4,184
Total assets	1,736,755

Liabilities
Payables:
Fund shares redeemed	1,384
Accrued fees to affiliates	1,628
Other accrued expenses	227
Variation margin on futures contracts	5,132
Deferred capital gains tax liability	26
Unrealized depreciation on foreign currency exchange contracts	3,702
Payable upon return of securities loaned	11,011
Total liabilities	23,110

Net Assets	$1,713,645

See accompanying notes which are an integral part of the financial statements.

200 Global Equity Fund

Russell Investment Company
Global Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$462,227
Shares of beneficial interest	1,630
Additional paid-in capital	1,249,788
Net Assets	$1,713,645

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.08
Class A — Net assets	$13,031,867
Class A — Shares outstanding ($. 01 par value)	1,248,483
Net asset value per share: Class C(#)	$10.25
Class C — Net assets	$7,417,349
Class C — Shares outstanding ($. 01 par value)	723,768
Net asset value per share: Class E(#)	$10.51
Class E — Net assets	$641,320
Class E — Shares outstanding ($. 01 par value)	61,014
Net asset value per share: Class M(#)	$10.50
Class M — Net assets	$51,266,918
Class M — Shares outstanding ($. 01 par value)	4,883,987
Net asset value per share: Class S(#)	$10.51
Class S — Net assets	$901,341,494
Class S — Shares outstanding ($. 01 par value)	85,800,130
Net asset value per share: Class Y(#)	$10.52
Class Y — Net assets	$739,946,367
Class Y — Shares outstanding ($. 01 par value)	70,317,274
Amounts in thousands
(^) Foreign currency holdings - cost	$1,751
(*) Securities on loan included in investments	$10,922
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$36,892

(a) Receivable from Broker for Futures	$950
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 201

Russell Investment Company
Global Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$42,374
Dividends from affiliated funds	1,202
Interest	341
Securities lending income (net)	398
Less foreign taxes withheld	(2,821)
Total investment income	41,494

Expenses
Advisory fees	19,464
Administrative fees	986
Custodian fees	443
Distribution fees - Class A	34
Distribution fees - Class C	68
Transfer agent fees - Class A	27
Transfer agent fees - Class C	18
Transfer agent fees - Class E	1
Transfer agent fees - Class M	130
Transfer agent fees - Class S	2,218
Transfer agent fees - Class Y	38
Professional fees	162
Registration fees	121
Shareholder servicing fees - Class C	23
Shareholder servicing fees - Class E	2
Trustees’ fees	72
Printing fees	152
Miscellaneous	45
Expenses before reductions	24,004
Expense reductions	(381)
Net expenses	23,623
Net investment income (loss)	17,871

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	216,087
Investments in affiliated funds	(2)
Futures contracts	11,065
Options written	835
Foreign currency exchange contracts	(2,262)
Foreign currency-related transactions	(64)
Net realized gain (loss)	225,659
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(214,312)
Futures contracts	(5,489)
Options written	(405)
Foreign currency exchange contracts	3,124
Foreign currency-related transactions	16
Net change in unrealized appreciation (depreciation)	(217,066)
Net realized and unrealized gain (loss)	8,593
Net Increase (Decrease) in Net Assets from Operations	$26,464

See accompanying notes which are an integral part of the financial statements.

202 Global Equity Fund

Russell Investment Company
Global Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,871	$22,191
Net realized gain (loss)	225,659	383,478
Net change in unrealized appreciation (depreciation)	(217,066)	117,819
Net increase (decrease) in net assets from operations	26,464	523,488

Distributions (i)
To shareholders
Class A	(1,585)	(970)
Class C	(1,139)	(782)
Class E	(97)	(3,290)
Class M(1)	(8,345)	—
Class S	(139,321)	(132,351)
Class Y	(106,866)	(51,812)
Net decrease in net assets from distributions	(257,353)	(189,205)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(234,447)	(540,619)
Total Net Increase (Decrease) in Net Assets	(465,336)	(206,336)

Net Assets
Beginning of period	2,178,981	2,385,317
End of period (ii)	$1,713,645	$2,178,981

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, M, S and Y were $148, $48, $514, $–, $24,064 and $10,394, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, M, S and Y were $822, $734, $2,776, $–,
$108,287 and $41,418, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $15,941. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 203

Russell Investment Company
Global Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	333	$3,663	147	$1,596
Proceeds from reinvestment of distributions	143	1,536	95	949
Payments for shares redeemed	(356)	(3,908)	(351)	(3,788)
Net increase (decrease)	120	1,291	(109)	(1,243)
Class C
Proceeds from shares sold	57	617	125	1,307
Proceeds from reinvestment of distributions	107	1,136	79	781
Payments for shares redeemed	(300)	(3,259)	(427)	(4,565)
Net increase (decrease)	(136)	(1,506)	(223)	(2,477)
Class E
Proceeds from shares sold	1	15	118	1,231
Proceeds from reinvestment of distributions	8	86	318	3,180
Payments for shares redeemed	(20)	(214)	(4,431)	(45,074)
Net increase (decrease)	(11)	(113)	(3,995)	(40,663)
Class M(1)
Proceeds from shares sold	2,308	26,054	5,502	62,488
Proceeds from reinvestment of distributions	775	8,345	—	—
Payments for shares redeemed	(3,410)	(37,564)	(291)	(3,308)
Net increase (decrease)	(327)	(3,165)	5,211	59,180
Class S
Proceeds from shares sold	16,775	186,143	30,465	326,120
Proceeds from reinvestment of distributions	12,721	137,259	13,066	130,657
Payments for shares redeemed	(43,478)	(480,793)	(103,342)	(1,158,594)
Net increase (decrease)	(13,982)	(157,391)	(59,811)	(701,817)
Class Y
Proceeds from shares sold	4,077	44,422	28,347	319,843
Proceeds from reinvestment of distributions	9,904	106,865	5,176	51,812
Payments for shares redeemed	(19,982)	(224,850)	(20,459)	(225,254)
Net increase (decrease)	(6,001)	(73,563)	13,064	146,401
Total increase (decrease)	(20,337)	$(234,447)	(45,863)	$(540,619)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

204 Global Equity Fund

(This page intentionally left blank)

Russell Investment Company
Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	11.81	. 06	(. 02)	. 04	(. 06)	(1.35)
October 31, 2017	10.35	. 06	2.21	2.27	(. 12)	(. 69)
October 31, 2016	11.40	. 07	(. 01)	. 06	(. 16)	(. 95)
October 31, 2015	11.72	. 09	. 32	. 41	(. 15)	(. 58)
October 31, 2014	11.07	. 07	. 83	. 90	(. 05)	(. 20)

Class C
October 31, 2018	11.64	(. 02)	(. 02)	(. 04)	—	(1.35)
October 31, 2017	10.21	(. 02)	2.18	2.16	(. 04)	(. 69)
October 31, 2016	11.24	(. 01)	(. 01)	(. 02)	(. 06)	(. 95)
October 31, 2015	11.55	—(f)	. 33	. 33	(. 06)	(. 58)
October 31, 2014	10.96	(. 02)	. 81	. 79	—(f)	(. 20)

Class E
October 31, 2018	11.83	. 06	(. 03)	. 03	—	(1.35)
October 31, 2017	10.37	. 01	2.27	2.28	(. 13)	(. 69)
October 31, 2016	11.41	. 07	—(f)	. 07	(. 16)	(. 95)
October 31, 2015	11.72	. 09	. 32	. 41	(. 14)	(. 58)
October 31, 2014	11.07	. 07	. 82	. 89	(. 04)	(. 20)

Class M
October 31, 2018	11.88	. 10	(. 02)	. 08	(. 11)	(1.35)
October 31, 2017(9)	10.64	. 04	1.20	1.24	—	—

Class S
October 31, 2018	11.87	. 09	(. 02)	. 07	(. 08)	(1.35)
October 31, 2017	10.40	. 09	2.22	2.31	(. 15)	(. 69)
October 31, 2016	11.45	. 09	—(f)	. 09	(. 19)	(. 95)
October 31, 2015	11.77	. 12	. 32	. 44	(. 18)	(. 58)
October 31, 2014	11.11	. 09	. 84	. 93	(. 07)	(. 20)

Class Y
October 31, 2018	11.90	. 11	(. 03)	. 08	(. 11)	(1.35)
October 31, 2017	10.42	. 11	2.23	2.34	(. 17)	(. 69)
October 31, 2016	11.48	. 12	(. 02)	. 10	(. 21)	(. 95)
October 31, 2015	11.79	. 14	. 33	. 47	(. 20)	(. 58)
October 31, 2014	11.14	. 12	. 82	. 94	(. 09)	(. 20)

See accompanying notes which are an integral part of the financial statements.

206 Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(1.41)	10.44	. 01	13,032	1.50	1.48	. 52	60
(. 81)	11.81	23.41	13,331	1.49	1.49	. 58	90
(1.11)	10.35	1.02	12,807	1.50	1.50	. 72	46
(. 73)	11.40	3.56	13,589	1.49	1.49	. 75	47
(. 25)	11.72	8.18	12,819	1.49	1.49	. 59	39

(1.35)	10.25	(. 73)	7,417	2.24	2.23	(. 23)	60
(. 73)	11.64	22.47	10,011	2.24	2.24	(. 15)	90
(1.01)	10.21	. 24	11,059	2.25	2.25	(. 06)	46
(. 64)	11.24	2.87	13,356	2.24	2.24	—(i)	47
(. 20)	11.55	7.26	14,286	2.24	2.24	(. 16)	39

(1.35)	10.51	(. 06)	641	1.49	1.48	. 50	60
(. 82)	11.83	23.40	846	1.48	1.48	. 06	90
(1.11)	10.37	1.04	42,161	1.50	1.50	. 69	46
(. 72)	11.41	3.59	46,407	1.49	1.49	. 75	47
(. 24)	11.72	8.15	53,265	1.49	1.49	. 60	39

(1.46)	10.50	. 37	51,267	1.24	1.13	. 90	60
—	11.88	11.65	61,922	1.24	1.14	. 57	90

(1.43)	10.51	. 28	901,342	1.24	1.23	. 79	60
(. 84)	11.87	23.74	1,184,587	1.24	1.24	. 87	90
(1.14)	10.40	1.26	1,659,879	1.25	1.25	. 94	46
(. 76)	11.45	3.80	1,976,080	1.24	1.24	. 99	47
(. 27)	11.77	8.48	2,240,991	1.24	1.24	. 83	39

(1.46)	10.52	. 39	739,946	1.05	1.03	. 98	60
(. 86)	11.90	24.05	908,284	1.04	1.04	. 99	90
(1.16)	10.42	1.40	659,411	1.05	1.05	1.14	46
(. 78)	11.48	4.09	788,997	1.04	1.04	1.20	47
(. 29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 207

Russell Investment Company
Global Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,365,988
Administration fees	72,243
Distribution fees	7,774
Shareholder servicing fees	1,779
Transfer agent fees	169,327
Trustee fees	11,011
$1,628,122

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$36,787	$663,961	$689,737	$—		$—	$11,011	$687	$—
U. S. Cash Management Fund	105,058	1,203,776	1,282,951	(2)		—	25,881	1,202	—
	$141,845	$1,867,737	$1,972,688	$(2	) $	—	$36,892	$1,889	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,465,204,112
Unrealized Appreciation	$342,443,597
Unrealized Depreciation	(88,444,542)
Net Unrealized Appreciation (Depreciation)	$253,999,055
Undistributed Ordinary Income	$68,806,014
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$139,416,972
Tax Composition of Distributions
Ordinary Income	$88,570,031
Long-Term Capital Gains	$168,783,205

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(41,133)
Additional paid-in capital	41,133

See accompanying notes which are an integral part of the financial statements.

208 Global Equity Fund

Russell Investment Company
Emerging Markets Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Emerging Markets Fund - Class A‡			Emerging Markets Fund - Class S
	Total			Total
	Return			Return
1 Year	(19.24)%		1 Year	(14.11)%
5 Years	(1.11	)%§	5 Years	0.33	%§
			10 Years	7.96	%§
10 Years	7.05	%§

Emerging Markets Fund - Class C			Emerging Markets Fund - Class Y
				Total
	Total			Return
	Return		1 Year	(13.94)%
1 Year	(14.92)%		5 Years	0.52	%§
5 Years	(0.67	)%§	10 Years	8.16	%§
10 Years	6.89	%§
			MSCI Emerging Markets Index (Net)**
Emerging Markets Fund - Class E				Total
				Return
	Total
	Return		1 Year	(12.52)%
1 Year	(14.28)%		5 Years	0.78	%§
5 Years	0.08	%§	10 Years	7.84	%§
10 Years	7.69	%§
			Emerging Markets Linked Benchmark***
Emerging Markets Fund - Class M‡‡				Total
				Return
	Total
	Return		1 Year	(12.26)%
1 Year	(14.02)%		5 Years	1.16	%§
5 Years	0.36	%§	10 Years	8.19	%§
10 Years	7.98	%§

Emerging Markets Fund - Class R6‡‡‡
	Total
	Return
1 Year	(13.95)%
5 Years	0.51	%§
10 Years	8.16	%§

Emerging Markets Fund 209

Russell Investment Company
Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Emerging Markets Fund (the “Fund”) employs a multi-	and U. S. tariffs and sanctions enacted following the detention of
manager approach whereby portions of the Fund are allocated to	a U. S. pastor. China also underperformed the Fund’s benchmark.
different money manager strategies. Fund assets not allocated to	The dominant internet stocks that had led the narrow rally
money managers are managed by Russell Investment Management,	in 2017 experienced a dramatic reversal in fortunes this year,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	underperforming the wider market. The largest name, Tencent,
of the Fund’s assets among money managers at any time. An	was particularly hard hit from a Chinese government clampdown
exemptive order from the Securities and Exchange Commission	on online gaming.
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a	How did the investment strategies and techniques employed
shareholder vote. Pursuant to the terms of the exemptive order,	by the Fund and its money managers affect its benchmark
the Fund is required to notify its shareholders within 90 days of	relative performance?
when a money manager begins providing services. As of October	The Fund’s benchmark relative tilt towards small and midcap
31, 2018, the Fund had seven money managers.	companies detracted from performance, as these capitalizations underperformed the wider market. The Fund benefited from
What is the Fund’s investment objective?	tilts towards value and the energy sector, which were rewarded
The Fund seeks to provide long term capital growth.	by the market. While the Fund’s underweight allocation to

How did the Fund perform relative to its benchmark for the	information technology positively contributed, stock selection
fiscal year ended October 31, 2018?	within the sector detracted. The Fund’s off-benchmark allocation to Argentina, underweight to Qatar and overweight to Turkey
For the fiscal year ended October 31, 2018, the Fund’s Class A,	detracted, as did stock selection within Taiwan, South Korea and
Class C, Class E, Class M, Class R6, Class S and Class Y Shares	India. The Fund benefited from strong stock selection in China,
lost 14.31%, 14.92%, 14.28%, 14.02%, 13.95%, 14.11% and	Russia and South Africa, most notably the underweighting of the
13.94%, respectively. This is compared to the Fund’s benchmark,	large Chinese internet names.
the MSCI Emerging Markets Index (Net), which lost 12.52%
during the same period. The Fund’s performance includes	The Fund employs discretionary and non-discretionary money
operating expenses, whereas index returns are unmanaged and	managers. The Fund’s discretionary money managers select the
do not include expenses of any kind.	individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
For the fiscal year ended October 31, 2018, the Morningstar®	portfolio to RIM representing their investment recommendations,
Diversified Emerging Markets Category, a group of funds that	based upon which RIM purchases and sells securities for the
Morningstar considers to have investment strategies similar	Fund. RIM manages assets not allocated to money manager
to those of the Fund, lost 13.50%. This result serves as a peer	strategies and the Fund’s cash balances.
comparison and is expressed net of operating expenses.
With respect to certain of the Fund’s money managers, Oaktree
How did market conditions affect the Fund’s performance?	Capital Management, L. P. (“Oaktree”), which utilizes a bottom-
During the fiscal period, emerging market (“EM”) equities	up approach to identify relative value opportunities, was the best
experienced a meaningful drawdown in a period where concerns	performing money manager for the period and outperformed the
about the U. S. -China trade war weighed on investor sentiment.	Fund’s benchmark. The manager’s underweights to Malaysia
Expensive growth companies were particularly hard hit in the	and Qatar detracted, but the manager’s overweight to and stock
market drawdown, while companies exhibiting low volatility	selection within Brazil drove outperformance, as did stock
generally fared the best. The U. S. dollar strengthened against	selection within China, India and South Africa. Oaktree’s stock
most EM currencies, spurred on by increasing U. S. interest rates	selection within consumer staples detracted but was more than
and deep drawdowns in the currencies of various EM countries	offset by an overweight to energy, underweight in information
with high current account deficits, most notably Turkey.	technology and stock selection within both sectors.
Energy stood out as the strongest performing sector, and energy	Harding Loevner, L. P. was the worst performing manager for
producing nations like Qatar, Russia and Brazil were among the	the period and underperformed the Fund’s benchmark. The
best performing countries, supported by rising oil prices. The	manager’s bottom-up focus on high quality growth companies
election of Jair Bolsonaro in Brazil further inspired a strong rally	was out of favor with the market. The manager’s overweight to
in the local stock market. Turkey was the weakest performing	Argentina and underweight to Qatar and Malaysia detracted, as
country, as foreign investors fled the country on concerns about	did stock selection in India, South Korea, Taiwan and Brazil.
the country’s current account deficit, central bank independence

210 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The manager’s stock selection within information technology and	Describe any changes to the Fund’s structure or the money
industrials was also detrimental to performance.	manager line-up.
During the period, RIM managed a positioning strategy designed	On January 1, 2018, RIM changed the Fund’s primary benchmark
to manage Fund-level exposures, including style, factor, currency	from the Russell Emerging Markets® Index (Net) to the MSCI
and country, through the direct purchase of emerging markets	Emerging Markets Index (Net) .
stocks. Using the output from a quantitative model, the strategy	In March 2018, RIM terminated Delaware Investments Fund
seeks to position the portfolio to meet RIM’s overall preferred	Advisers and hired Axiom International Investors LLC (“Axiom”) .
positioning, while optimizing the portfolio to minimize tracking	Axiom’s strategy generally invests in stocks of companies with
error relative to the Fund’s money manager portfolios. Over the	consistent growth characteristics, such as higher than average
period, the model sought stocks that were cheaper than their	earnings growth and higher than average potential for positive
historic averages, stocks that exhibited higher momentum as well	earnings revisions.
as stocks that displayed less volatility than the market. During
the fiscal year, the positioning strategy outperformed the Fund’s	Money Managers as of October 31,
benchmark.	2018	Styles
The strategy’s underweight to Brazil detracted, but the overweight	AllianceBernstein L. P.	Value
	Axiom International Investors, LLC	Growth
to and stock selection within Taiwan and Russia, coupled with the	Consilium Investment Management, LLC	Market Oriented
underweight to and positive stock selection in China and South	Harding Loevner LP	Growth
Korea, contributed positively to performance. In addition to its	Numeric Investors LLC	Market Oriented
positioning strategy, RIM tactically utilized index futures, swaps	Oaktree Capital Management, L. P.	Market Oriented
	Westwood Management Corporation	Growth
and currency forwards to seek to position the portfolio in line with	The views expressed in this report reflect those of the
RIM’s preferred positioning. These positions were marginally
positive for Fund performance. A long futures position in China	portfolio managers only through the end of the period
and Korea marginally detracted, whereas a long position in	covered by the report. These views do not necessarily
Taiwan contributed positively. These positions were established	represent the views of RIM or any other person in RIM or
to help mitigate some of the Fund’s structural underweight to	any other affiliated organization. These views are subject to
these markets. The Fund also enjoyed a marginal benefit from a	change at any time based upon market conditions or other
long position in the South African Rand, established to manage	events, and RIM disclaims any responsibility to update the
benchmark relative risk at the Fund level.	views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
During the period, RIM equitized the Fund’s cash using index	a Russell Investment Company (“RIC”) Fund are based on
futures contracts to provide the Fund with full market exposure.	numerous factors, should not be relied on as an indication
This had a negative impact on the Fund’s absolute performance	of investment decisions of any RIC Fund.
for the period, as emerging markets produced negative absolute returns for the year.

Emerging Markets Fund 211

Russell Investment Company
Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of 24 emerging market country indexes.

*** The Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)
thereafter.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares are the returns of the Fund’s Class Y
Shares from September 26, 2008 through February 29, 2016. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the
Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

212 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$826.40	$1,016.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.73	$8.54

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.68%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$823.30	$1,012.96
	Expenses Paid During Period*	$11.17	$12.33
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.43%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$826.40	$1,016.74
of other funds.	Expenses Paid During Period*	$7.73	$8.54

* Expenses are equal to the Fund's annualized expense ratio of 1.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Emerging Markets Fund 213

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$828.00	$1,018.50
Expenses Paid During Period*	$6.13	$6.77

* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$828.30	$1,018.80
Expenses Paid During Period*	$5.85	$6.46

* Expenses are equal to the Fund's annualized expense ratio of 1.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$827.60	$1,018.00
Expenses Paid During Period*	$6.59	$7.27

* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$828.30	$1,018.85
Expenses Paid During Period*	$5.81	$6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

214 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.9%			Cambodia - 0.2%
Argentina - 1.1%			NagaCorp, Ltd.	4,844,685	4,417
Banco Macro SA - ADR	16,455	735
Bolsas y Mercados Argentinos SA(Å)	344,570	3,225	Canada - 0.1%
Cresud SACIF y A - ADR(Å)(Ñ)	311,374	3,699	Gran Tierra Energy, Inc. (Æ)	341,990	1,047
Pampa Energia SA - ADR(Æ)(Ñ)	92,174	3,052
Siderar SAIC Class A(Å)	5,604,564	2,451	Chile - 0.5%
YPF SA - ADR(Æ)	491,505	7,373	Banco de Chile	1,003,700	139
		20,535	Banco Santander Chile - ADR	107,840	3,177
			Cencosud SA	30,710	64
Austria - 0.1%			Cia Cervecerias Unidas SA - ADR	169,319	2,105
Raiffeisen Bank International AG	65,021	1,773	Empresa Nacional de
			Telecomunicaciones SA	232,499	1,689
Bangladesh - 0.5%			Enersis SA(Æ)	14,176,499	2,234
Beximco Pharmaceuticals, Ltd. (Å)	2,785,506	2,525			9,408
BRAC Bank, Ltd. (Å)(Æ)	9,344,066	7,869
		10,394	China - 22.0%
			51job, Inc. - ADR(Æ)	55,616	3,415
Brazil - 6.9%			58. com, Inc. - ADR(Æ)	18,700	1,226
Alliar Medicos A Frente SA(Æ)	243,896	785	AAC Technologies Holdings, Inc.	198,500	1,519
Ambev SA - ADR	493,082	2,135	Agile Group Holdings, Ltd.	20,000	23
Ambev SA	151,071	663	Agricultural Bank of China, Ltd. Class H	24,901,000	10,896
Azul SA - ADR(Æ)	133,895	3,264	Aier Eye Hospital Group Co. , Ltd. Class
B3 SA - Brasil Bolsa Balcao(Æ)	350,100	2,497	A	412,591	1,598
Banco Bradesco SA - ADR(Æ)	1,498,062	13,738	Alibaba Group Holding, Ltd. - ADR(Æ)	239,108	34,020
Banco Bradesco SA(Æ)	83,200	676	Aluminum Corp. of China, Ltd. Class
Banco do Brasil SA(Æ)	212,542	2,442	H(Æ)	7,312,000	2,654
Banco Santander Brasil SA - ADR	374,300	4,241	Anhui Conch Cement Co. , Ltd. Class H	3,322,108	17,081
BR Malls Participacoes SA(Æ)	880,460	3,005	Anta Sports Products, Ltd.	333,000	1,365
BRF SA - ADR(Æ)(Ñ)	431,511	2,555	Asia Cement China Holdings Corp.	75,500	65
Centrais Eletricas Brasileiras SA(Æ)	643,400	4,063	BAIC Motor Corp. , Ltd. Class H(Þ)	2,960,000	1,671
Cia Brasileira de Distribuicao - ADR	63,211	1,322	Baidu, Inc. - ADR(Æ)	83,269	15,826
CVC Brasil Operadora e Agencia de			Bank of China, Ltd. Class H	22,952,000	9,755
Viagens SA	239,473	3,642	Bank of Communications Co. , Ltd. Class
Embraer SA	271,000	1,524	H	2,837,000	2,123
Estacio Participacoes SA	425,300	2,643	Beijing Jingneng Clean Energy Co. , Ltd.
Fibria Celulose SA	155,200	2,996	Class H	270,000	51
Gerdau SA - ADR(Ñ)	958,800	4,171	China Aoyuan Property Group, Ltd.	689,000	405
Grendene SA	715,136	1,401	China Cinda Asset Management Co. ,
IRB-Brasil Resseguros SA	279,800	5,448	Ltd. Class H	9,088,000	2,234
Itau Unibanco Holding SA - ADR	1,851,239	24,381	China CITIC Bank Corp. , Ltd. Class H	14,045,000	8,667
Petrobras Distribuidora SA	656,536	4,230	China Communications Services Corp. ,
Petroleo Brasileiro SA - ADR(Æ)	1,079,030	16,355	Ltd. Class H	2,202,000	1,784
Porto Seguro SA	174,699	2,553	China Conch Venture Holdings, Ltd.	148,500	418
Raia Drogasil SA(Æ)	64,600	1,090	China Construction Bank Corp. Class H	32,106,554	25,391
SLC Agricola SA	33,657	516	China Evergrande Group	546,000	1,299
Suzano Papel e Celulose SA	276,377	2,811	China Forestry Holdings Co. , Ltd. (Å)
TIM Participacoes SA - ADR	22,800	353	(Æ)(Š)	871,100	—
Tupy SA(Æ)	51,300	241	China Huishan Dairy Holdings Co. , Ltd.
Vale SA Class B - ADR	768,418	11,603	(Æ)(Š)	1,269,000	68
Vale SA	196,500	2,994	China International Travel Service Corp. ,
Via Varejo SA	95,595	433	Ltd. Class A	317,250	2,467
WEG SA	484,900	2,345	China Life Insurance Co. , Ltd. Class H	286,000	573
Wiz Solucoes e Corretagem de Seguros			China Lilang, Ltd.	277,000	229
SA(Æ)	349,797	710	China Longyuan Power Group Corp. ,
		133,826	Ltd. Class H	4,294,057	3,282
			China Merchants Bank Co. , Ltd. Class H	1,257,852	4,827

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 215

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Minsheng Banking Corp. , Ltd.			Huaneng Power International, Inc. Class
Class H	907,200	671	H	3,956,000	2,195
China Molybdenum Co. , Ltd. Class H	1,194,000	442	Huaneng Renewables Corp. , Ltd. Class
China National Building Material Co. ,			H	1,822,000	466
Ltd. Class H	3,928,000	2,798	Huaxin Cement Co. , Ltd. Class A	1,140,297	3,121
China Oilfield Services, Ltd. Class H	6,310,546	5,943	HUAYU Automotive Systems Co. , Ltd.
China Oriental Group Co. , Ltd.	1,968,000	1,564	Class A	354,663	890
China Pacific Insurance Group Co. , Ltd.			Huazhu Group, Ltd. - ADR	27,084	709
Class H	710,094	2,636	Hunan Valin Steel Co. , Ltd. Class A(Æ)	1,005,500	1,134
China Petroleum & Chemical Corp.			Industrial & Commercial Bank of China,
Class H	9,858,000	7,971	Ltd. Class H	24,240,401	16,339
China Railway Construction Corp. , Ltd.			JD. com, Inc. - ADR(Æ)	35,164	827
Class H	1,363,000	1,731	Jiangsu Expressway Co. , Ltd. Class H(Þ)	114,000	153
China Railway Group, Ltd. Class H	8,573,712	7,684	Jiangsu Hengrui Medicine Co. , Ltd.
China Resources Gas Group, Ltd.	1,108,545	4,255	Class A	217,430	1,917
China Resources Land, Ltd.	494,000	1,686	Kingsoft Corp. , Ltd.	519,000	738
China Resources Pharmaceutical Group,			Kunlun Energy Co. , Ltd.	366,000	415
Ltd. (Þ)	3,337,700	4,913	Kweichow Moutai Co. , Ltd. Class A	20,200	1,598
China Resources Power Holdings Co. ,			Lenovo Group, Ltd.	7,852,000	5,019
Ltd.	852,000	1,496	Li Ning Co. , Ltd. (Æ)	4,381,500	4,122
China Shenhua Energy Co. , Ltd. Class H	1,691,094	3,818	Metallurgical Corp. of China, Ltd. Class
China Shineway Pharmaceutical Group,			H	3,214,000	782
Ltd.	526,000	610	Midea Group Co. , Ltd. Class A	469,200	2,494
China Telecom Corp. , Ltd. Class H	7,485,300	3,527	Momo, Inc. - ADR(Æ)	118,600	3,981
Chlitina Holding, Ltd.	62,000	409	NetEase, Inc. - ADR	5,529	1,149
Chongqing Changan Automobile Co. ,			People's Insurance Co. Group of China,
Ltd. Class B	327,200	221	Ltd. (The) Class H	1,431,000	583
Chongqing Department Store Co. , Ltd.			PetroChina Co. , Ltd. Class H	6,452,000	4,694
Class A	60,900	237	PICC Property & Casualty Co. , Ltd.
CNOOC, Ltd.	4,759,000	8,062	Class H	5,159,000	4,990
CNOOC, Ltd. - ADR	50,502	8,548	Ping An Insurance Group Co. of China,
COFCO Tunhe Sugar Co. , Ltd. Class A	70,154	68	Ltd. Class H	2,481,000	23,480
Country Garden Holdings Co. , Ltd.	420,000	447	Real Gold Mining, Ltd. (Æ)(Š)	463,232	—
Country Garden Services Holdings Co. ,			Shanghai International Airport Co. , Ltd.
Ltd. (Æ)	125,057	161	Class A	671,127	4,783
CRRC Corp. , Ltd.	604,000	531	Shanghai Pharmaceuticals Holding Co. ,
CSPC Pharmaceutical Group, Ltd.	2,450,000	5,151	Ltd. Class H	1,602,300	3,548
Ctrip. com International, Ltd. - ADR(Æ)	160,004	5,325	Shenzhen Expressway Co. , Ltd. Class H	378,000	348
Datang International Power Generation			Shenzhou International Group Holdings,
Co. , Ltd. Class H	10,725,500	2,398	Ltd.	477,000	5,255
Dongfeng Motor Group Co. , Ltd. Class H	1,898,000	1,878	Sinopec Shanghai Petrochemical Co. ,
ENN Energy Holdings, Ltd.	517,300	4,410	Ltd. Class H	3,418,000	1,497
Fangda Special Steel Technology Co. ,			Sinopharm Group Co. , Ltd. Class H	710,000	3,439
Ltd. Class A	286,700	463	Sinotruk Hong Kong, Ltd. (Ñ)	1,755,000	2,541
Fosun International, Ltd.	516,000	757	Sunac China Holdings, Ltd.	282,000	771
Great Wall Motor Co. , Ltd. Class H(Ñ)	898,500	535	Sunny Optical Technology Group Co. ,
Guangzhou Automobile Group Co. , Ltd.			Ltd.	365,700	3,200
Class H	1,294,435	1,303	Tencent Holdings, Ltd.	1,292,680	43,817
Guangzhou R&F Properties Co. , Ltd.	2,316,800	3,654	Tianhe Chemicals Group, Ltd. (Æ)(Š)(Þ)	25,778,000	—
Hangzhou Hikvision Digital Technology			Tianneng Power International, Ltd.	516,000	412
Co. , Ltd. Class A	598,900	2,091	Times Property Holdings, Ltd.	1,238,000	1,083
Han's Laser Technology Industry Group			Tsingtao Brewery Co. , Ltd. Class H	170,000	669
Co. , Ltd. Class A	268,299	1,213	Want Want China Holdings, Ltd.	4,818,000	3,435
Hengan International Group Co. , Ltd.	98,000	780	Weibo Corp. - ADR(Æ)(Ñ)	55,751	3,290
Hua Hong Semiconductor, Ltd. (Þ)	1,361,000	2,389	Weichai Power Co. , Ltd. Class H	1,966,000	1,969
Huadian Power International Corp. , Ltd.			Weiqiao Textile Co. Class H	80,500	26
Class H	1,152,000	438	West China Cement, Ltd.	11,773,397	1,739

See accompanying notes which are an integral part of the financial statements.

216 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wuliangye Yibin Co. , Ltd. Class A	600,591	4,143	China Power International Development,
Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	180,000	1,289	Ltd.	752,000	149
Xinyu Iron & Steel Co. , Ltd.	182,400	156	China Resources Cement Holdings, Ltd.	1,174,000	1,031
Xtep International Holdings, Ltd.	150,000	82	China Travel International Investment
YY, Inc. - ADR(Æ)	4,500	288	Hong Kong, Ltd.	240,000	64
ZTE Corp. Class H	268,600	408	China Unicom Hong Kong, Ltd.	9,258,000	9,669
		428,130	CITIC, Ltd.	2,448,000	3,668
			CT Environmental Group, Ltd. (Æ)(Ñ)	12,574,314	568
Colombia - 0.2%			Guangdong Investment, Ltd.	238,000	425
Bancolombia SA - ADR	89,354	3,301	Hanergy Thin Film Power Group, Ltd.
Ecopetrol SA - ADR(Ñ)	5,300	123	(Æ)(Š)(Þ)	1,630,000	1,039
		3,424	Health and Happiness (H&H)
			International Holdings, Ltd. (Æ)	226,000	1,290
Czech Republic - 0.1%			Hong Kong Exchanges & Clearing, Ltd.	159,679	4,258
Komercni Banka AS	61,202	2,325	Kingboard Chemical Holdings, Ltd.	707,000	1,903
			Minmetals Resources, Ltd. (Æ)	2,468,000	932
Egypt - 0.9%			Shenzhen International Holdings, Ltd.	504,500	964
Cleopatra Hospital(Å)(Æ)	13,251,904	2,729	Shimao Property Holdings, Ltd.	1,890,500	3,720
Commercial International Bank Egypt			Sino Biopharmaceutical, Ltd.	2,294,827	2,073
SAE	1,024,882	4,592	WH Group, Ltd. (Þ)	4,394,000	3,070
Commercial International Bank Egypt			Yuexiu Transport Infrastructure, Ltd.	90,000	72
SAE - GDR(Å)	629,357	2,731			71,535
Eastern Tobacco(Å)	4,954,790	4,449
Edita Food Industries SAE - GDR(Å)	622,824	3,301	Hungary - 0.4%
		17,802	MOL Hungarian Oil and Gas PLC	62,312	652
			OTP Bank PLC	98,566	3,537
France - 0.3%			Richter Gedeon Nyrt	153,029	2,844
Airbus Group SE	14,915	1,644			7,033
Kering	4,311	1,912
LVMH Moet Hennessy Louis Vuitton			India - 9.7%
SE - ADR	5,613	1,700	Adani Ports & Special Economic Zone,
		5,256	Ltd.	760,281	3,287
			Aditya Birla Capital Advisors, Ltd. (Æ)	82,926	118
Greece - 0.3%			Ambuja Cements, Ltd.	237,988	636
Alpha Bank AE(Æ)	2,138,204	3,227	Apollo Hospitals Enterprise, Ltd.	67,972	1,051
National Bank of Greece(Æ)	220,768	382	Asian Paints, Ltd.	90,052	1,502
Sarantis SA(Å)	193,584	1,538	Bajaj Auto, Ltd.	41,856	1,471
		5,147	Bajaj Finance, Ltd.	116,026	3,760
			Bharat Electronics, Ltd.	2,171,338	2,732
Guernsey - 0.3%			Bharat Forge, Ltd.	265,519	2,109
VinaCapital Vietnam Opportunity Fund,			Bharat Petroleum Corp. , Ltd.	215,635	802
Ltd.	1,361,953	5,829	Bosch, Ltd.	2,698	718
			Britannia Industries, Ltd.	15,291	1,170
Hong Kong - 3.7%			Castrol India, Ltd.	178,214	359
AIA Group, Ltd.	1,410,400	10,728	Cipla, Ltd.	71,497	608
ASM Pacific Technology, Ltd.	395,435	3,425	Coal India, Ltd.	313,682	1,131
Beijing Enterprises Holdings, Ltd.	581,500	3,154	Cummins India, Ltd.	38,007	384
Brilliance China Automotive Holdings,			Dabur India, Ltd. Class A	389,838	2,029
Ltd.	1,366,178	1,201	Dish TV India, Ltd. (Æ)	1,226,284	721
China Everbright, Ltd.	1,594,000	2,829	Eicher Motors, Ltd.	5,849	1,737
China Lumena New Materials Corp.			Federal Bank, Ltd.	1,054,500	1,182
(Æ)(Š)	3,024,000	4	Fortis Healthcare India, Ltd. (Æ)	852,365	1,620
China Metal Recycling Holdings, Ltd.			GAIL India, Ltd.	831,548	4,215
(Å)(Æ)(Š)	335,400	—	GlaxoSmithKline Consumer Healthcare,
China Mobile, Ltd.	1,064,000	9,943	Ltd.	3,173	302
China Overseas Land & Investment, Ltd.	1,714,000	5,356	Godrej Consumer Products, Ltd.	161,445	1,583
			Grasim Industries, Ltd.	59,233	669

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 217

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GRUH Finance, Ltd.	336,614	1,320	United Phosphorus, Ltd.	324,566	2,975
HCL Technologies, Ltd.	122,511	1,753	Vedanta, Ltd.	1,226,097	3,502
HDFC Bank, Ltd.	178,916	4,644	Wipro, Ltd.	377,960	1,697
HEG, Ltd.	16,896	980	YES Bank, Ltd.	741,377	1,886
Hero MotoCorp, Ltd.	37,022	1,385	Zee Entertainment Enterprises, Ltd.	152,544	933
Hindalco Industries, Ltd.	347,845	1,041			187,836
Hindustan Unilever, Ltd.	87,137	1,911
Hindustan Zinc, Ltd.	304,091	1,086	Indonesia - 1.6%
Housing Development Finance Corp. ,			Astra International Tbk PT	7,176,900	3,737
Ltd.	385,672	9,247	Bank Central Asia Tbk PT	1,538,408	2,395
ICICI Bank, Ltd.	1,745,486	8,427	Bank Mandiri Persero Tbk PT	5,055,400	2,283
ICICI Bank, Ltd. - ADR	1,099,286	10,432	Bank Rakyat Indonesia Persero Tbk PT	47,751,495	9,912
ICICI Prudential Life Insurance Co. ,			Gudang Garam Tbk PT	319,100	1,516
Ltd. (Þ)	243,122	1,094	Indah Kiat Pulp & Paper Corp. Tbk PT	1,639,800	1,376
IDFC Bank, Ltd.	1,184,646	556	Perusahaan Gas Negara Persero Tbk	19,315,342	2,828
Indiabulls Housing Finance Ltd	389,677	4,399	Sarana Menara Nusantara Tbk PT(Å)	19,602,500	624
Indian Oil Corp. , Ltd.	453,408	849	Semen Indonesia Persero Tbk PT	4,209,981	2,498
Indraprastha Gas, Ltd.	578,465	2,091	Telekomunikasi Indonesia Persero Tbk
Infosys, Ltd. - ADR	1,776,436	16,824	PT	8,859,600	2,240
Infosys, Ltd.	158,202	1,465	Unilever Indonesia Tbk PT	75,100	214
ITC, Ltd.	398,690	1,513	United Tractors Tbk PT	793,400	1,751
JSW Steel, Ltd.	86,586	398			31,374
KEI Industries, Ltd.	130,856	546
Kotak Mahindra Bank, Ltd.	147,726	2,236	Ireland - 0.1%
Larsen & Toubro, Ltd.	295,814	5,200	Accenture PLC Class A	13,254	2,089
LIC Housing Finance, Ltd.	353,152	1,974
Lupin, Ltd.	135,018	1,617	Japan - 0.1%
Mahindra & Mahindra, Ltd. - GDR(Å)	275,630	2,851	Keyence Corp.	1,800	877
Mahindra & Mahindra, Ltd.	182,266	1,905	Shiseido Co. , Ltd.	29,700	1,868
Marico, Ltd.	320,800	1,396			2,745
Maruti Suzuki India, Ltd.	49,974	4,472
Motherson Sumi Systems, Ltd.	399,831	883	Jersey - 0.1%
Motherson Sumi Systems, Ltd. (Æ)(Š)	133,277	294	Randgold Resources, Ltd.	34,899	2,745
Nestle India, Ltd.	1,285	176
NHPC, Ltd.	432,255	143	Kenya - 0.3%
NMDC, Ltd.	541,672	800	East African Breweries, Ltd.	296,149	506
NTPC, Ltd.	755,697	1,632	Safaricom, Ltd. (Å)	22,040,804	5,017
Oil & Natural Gas Corp. , Ltd.	1,175,884	2,437			5,523
Oil India, Ltd.	73,377	196
Page Industries, Ltd.	2,141	853	Kuwait - 0.5%
Pidilite Industries, Ltd.	89,140	1,156	National Bank of Kuwait SAKP	3,123,461	8,453
Piramal Enterprises, Ltd. Class A	46,257	1,364	VIVA Kuwait Telecom Co. (Å)	662,906	1,604
Prism Cement, Ltd.	613,836	721			10,057
Reliance Industries, Ltd.	817,225	11,613
Reliance Industries, Ltd. - GDR(Þ)	81,210	2,317	Luxembourg - 0.2%
Reliance Power, Ltd. (Æ)	784,180	321	Tenaris SA - ADR	111,815	3,268
Rural Electrification Corp. , Ltd.	129,878	204
Shree Cement, Ltd.	3,750	707	Macao - 0.3%
Shriram City Union Finance, Ltd.	31,104	681	Sands China, Ltd.	1,381,855	5,480

Sundram Fasteners, Ltd. (Å)	175,365	1,264	Malaysia - 0.4%
Tata Consultancy Services, Ltd.	268,222	7,042	AMMB Holdings BHD	134,000	122
Tata Motors, Ltd. - ADR(Æ)	46,700	570	CIMB Group Holdings BHD	109,200	149
Tata Power Co. , Ltd.	756,724	785	Genting BHD - ADR	422,000	740
Tata Steel, Ltd.	329,739	2,480	IJM Corp. BHD	5,082,340	1,978
Tech Mahindra, Ltd.	270,980	2,731	Kuala Lumpur Kepong BHD	57,800	344
Tejas Networks, Ltd. (Æ)(Þ)	668,035	2,334	Malayan Banking BHD	234,000	531
Titan Co. , Ltd.	315,911	3,631	Malaysia Airports Holdings BHD	343,800	683

See accompanying notes which are an integral part of the financial statements.

218 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Public Bank BHD	337,700	1,986	Lucky Cement, Ltd.	146,480	550
Tenaga Nasional BHD	475,800	1,669	United Bank, Ltd.	1,510,015	1,711
		8,202			4,728

Mexico - 2.4%			Panama - 0.1%
Alpek SAB de CV Class A(Æ)	1,740,000	2,291	Copa Holdings SA Class A	25,022	1,812
Alsea SAB de CV	731,223	1,870
America Movil SAB de CV Class L			Peru - 0.5%
- ADR	245,911	3,539	Credicorp, Ltd.	41,898	9,456
Arca Continental SAB de CV	38,500	194	Southern Copper Corp.	17,100	656
Cemex SAB de CV - ADR(Æ)	426,876	2,151			10,112
Coca-Cola Femsa SAB de CV	91,885	524
Fomento Economico Mexicano SAB de			Philippines - 0.4%
CV	65,375	556	Ayala Land, Inc.	4,078,304	3,027
Fomento Economico Mexicano SAB de			BDO Unibank, Inc.	761,920	1,742
CV - ADR(Ñ)	29,460	2,506	Manila Electric Co.	29,180	201
Genomma Lab Internacional SAB de CV			Metro Pacific Investments Corp.	26,441,035	2,378
Class B(Æ)	2,005,300	1,288			7,348
Gruma SAB de CV Class B	188,544	1,968
Grupo Aeroportuario del Centro Norte			Poland - 0.4%
SAB de CV Class B	495,538	2,593	Bank Pekao SA	5,310	145
Grupo Aeroportuario del Pacifico SAB de			Grupa Lotos SA	7,643	138
CV Class B	13,265	110	KGHM Polska Miedz SA(Æ)	164,751	3,729
Grupo Aeroportuario del Sureste SAB de			LPP SA	68	139
CV - ADR(Ñ)	14,195	2,342	Polskie Gornictwo Naftowe i
Grupo Cementos de Chihuahua SAB			Gazownictwo SA	210,207	343
de CV	281,960	1,520	Powszechna Kasa Oszczednosci Bank
Grupo Elektra SA de CV	30,456	1,289	Polski SA	158,080	1,644
Grupo Financiero Banorte SAB de CV			Powszechny Zaklad Ubezpieczen SA	95,067	969
Class O	1,864,204	10,256			7,107
Kimberly-Clark de Mexico SAB de CV
Class A	1,014,218	1,462	Romania - 0.4%
Megacable Holdings SAB de CV	701,302	3,110	Banca Transilvania SA(Å)	6,179,000	3,482
Mexichem SAB de CV	248,000	655	Fondul Proprietatea SA	14,979,515	3,423
Promotora y Operadora de					6,905
Infraestructura SAB de CV	31,287	285
Wal-Mart de Mexico SAB de CV	2,714,020	6,930	Russia - 4.8%
		47,439	Federal Grid PJSC	140,350,000	326
			Gazprom PJSC	1,917,792	4,525
Morocco - 0.0%			Gazprom PJSC - ADR	1,924,529	9,093
Residences Dar Saada(Å)	99,841	890	Inter RAO UES PJSC	21,147,000	1,278
			Lukoil PJSC	36,773	2,760
Netherlands - 0.2%			Lukoil PJSC - ADR	484,077	36,143
NXP Semiconductors NV	15,727	1,179	Novatek OAO	208,619	3,324
Royal Dutch Shell PLC Class A	62,104	1,984	Novatek OAO - GDR	31,289	5,291
		3,163	PhosAgro PJSC - GDR	151,228	1,978
			Sberbank of Russia PJSC - ADR	1339,418	15,724
Nigeria - 0.5%			Sberbank of Russia PJSC Class T	647,119	1,864
Dangote Cement PLC(Å)	3,859,435	2,222	Surgutneftegas OJSC	1,031,100	416
Guaranty Trust Bank PLC(Å)	52,319,935	5,404	Surgutneftegas OJSC - ADR	170,992	680
Guaranty Trust Bank PLC - GDR(Å)	90,192	460	Tatneft PJSC - ADR	104,378	7,341
Guinness Nigeria PLC(Å)	6,573,277	1,322	TMK PJSC - GDR(Å)	161,880	615
Lekoil, Ltd. (Å)(Æ)	2,662,337	452	Uralkali PJSC(Æ)	132,990	170
		9,860	Yandex NV Class A(Æ)	81,720	2,462
					93,990
Pakistan - 0.2%
Hascol Petroleum, Ltd. (Å)	1,141,800	2,467

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 219

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
South Africa - 3.8%			LG Corp. Class H	5,070	296
Absa Group, Ltd.	100,380	1,012	LG Display Co. , Ltd.	25,368	370
AngloGold Ashanti, Ltd. - ADR(Ñ)	412,695	3,883	LG Household & Health Care, Ltd.	4,335	3,991
Aspen Pharmacare Holdings, Ltd.	97,121	1,026	LG Uplus Corp.	51,633	730
Astral Foods, Ltd.	51,008	684	Medy-Tox, Inc.	2,744	1,128
AVI, Ltd.	371,595	2,517	POSCO	35,224	7,947
Barloworld, Ltd. - ADR	272,790	2,219	Samsung Card Co. , Ltd.	44,241	1,309
Bidvest Group, Ltd. (The)	492,892	6,125	Samsung Electro-Mechanics Co. , Ltd. (Ñ)	33,407	3,488
Clicks Group, Ltd.	264,543	3,372	Samsung Electronics Co. , Ltd.	1,836,300	68,675
Discovery Holdings, Ltd.	419,845	4,486	Samsung Electronics Co. , Ltd. - GDR(Þ)	7,812	7,289
Exxaro Resources, Ltd.	19,141	195	Samsung Electronics Co. , Ltd. - GDR	3,258	2,657
FirstRand, Ltd.	907,501	3,945	Samsung Engineering Co. , Ltd. (Æ)	82,137	1,311
Foschini Group, Ltd. (The)	414,480	4,521	Samsung Fire & Marine Insurance Co. ,
Growthpoint Properties, Ltd. (ö)	94,100	144	Ltd.	2,822	690
Liberty Holdings, Ltd.	16,366	120	Samsung Heavy Industries Co. , Ltd. (Æ)	375,160	2,304
Mr Price Group, Ltd.	169,323	2,645	Shinhan Financial Group Co. , Ltd.	205,632	7,643
Naspers, Ltd. Class N	76,515	13,403	SK Holdings Co. , Ltd.	5,417	1,247
Nedbank Group, Ltd.	57,486	968	SK Hynix, Inc.	137,598	8,286
Netcare, Ltd. Class H	443,296	743	SK Innovation Co. , Ltd.	3,782	711
Remgro, Ltd.	29,697	382	SK Telecom Co. , Ltd.	11,432	2,687
Resilient Property Income(Æ)	27,944	113	S-Oil Corp.	25,287	2,764
Reunert, Ltd.	214,106	1,157	Woori Bank	437,635	6,068
RMB Holdings, Ltd.	67,564	340			215,706
Sanlam, Ltd.	443,421	2,226
Sasol, Ltd. - ADR	186,422	6,109	Sri Lanka - 0.1%
Shoprite Holdings, Ltd. - ADR	192,170	2,345	Melstacorp PLC(Å)(Æ)	4,787,216	1,344
Standard Bank Group, Ltd.	784,377	8,670
Telkom SA SOC, Ltd.	132,650	482	Switzerland - 0.3%
Vodacom Group, Ltd. - ADR	49,293	415	Coca-Cola HBC AG - ADR(Æ)	85,595	2,526
		74,247	Sika AG	9,575	1,228
			Straumann Holding AG	2,257	1,536
South Korea - 11.1%					5,290
Amorepacific Corp.	30,189	4,039
BNK Financial Group, Inc.	241,949	1,617	Taiwan - 10.1%
CJ O Shopping Co. , Ltd.	2,062	410	Advantech Co. , Ltd.	305,494	2,094
Coway Co. , Ltd.	58,479	3,615	Airtac International Group	153,099	1,337
E-MART, Inc.	18,570	3,322	Asia Cement Corp.	1,936,000	2,056
GS Engineering & Construction Corp.	43,903	1,603	Asustek Computer, Inc.	214,000	1,577
GS Holdings Corp.	8,358	357	AU Optronics Corp.	4,423,000	1,755
Hana Financial Group, Inc.	513,086	17,301	Catcher Technology Co. , Ltd.	422,104	4,293
Hankook Tire Co. , Ltd.	182,577	6,643	Cathay Financial Holding Co. , Ltd.	3,507,000	5,532
Hanon Systems	262,325	2,530	Chang Hwa Commercial Bank, Ltd.	2,325,173	1,314
Hanwha Corp.	6,195	154	Cheng Shin Rubber Industry Co. , Ltd.	715,000	1,002
Hyundai Motor Co.	76,031	7,124	China Development Financial Holding
Hyundai Steel Co.	21,735	800	Corp.	3,453,000	1,103
Industrial Bank of Korea	272,679	3,566	China Life Insurance Co. , Ltd.	1,344,931	1,282
Kangwon Land, Inc.	9,538	241	China Petrochemical Development Corp.
KB Financial Group, Inc.	224,927	9,358	(Æ)	183,000	66
Kia Motors Corp.	188,124	4,681	China Steel Corp. Class H	2,013,000	1,590
Korea Electric Power Corp.	113,650	2,709	Chunghwa Telecom Co. , Ltd.	391,000	1,383
Korea Gas Corp. (Æ)	63,628	2,920	Compal Electronics, Inc.	1,886,000	1,043
Korea Kolmar Co. , Ltd.	32,980	1,574	Compeq Manufacturing Co. , Ltd.	1,190,000	769
Korea Zinc Co. , Ltd.	6,576	2,195	Coretronic Corp.	334,000	456
KT Corp. - ADR	99,700	1,380	CTBC Financial Holding Co. , Ltd.	9,598,200	6,427
KT&G Corp.	9,069	812	E. Sun Financial Holding Co. , Ltd.	3,148,778	2,081
Kumho Petrochemical Co. , Ltd.	54,610	4,144	Eclat Textile Co. , Ltd.	231,350	2,735
LG Chem, Ltd.	3,335	1,020	Far Eastern New Century Corp.	2,148,000	2,170

See accompanying notes which are an integral part of the financial statements.

220 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Far EasTone Telecommunications Co. ,			CP ALL PCL	1,019,600	2,059
Ltd.	400,000	952	Kasikornbank PCL	1,181,800	7,124
First Financial Holding Co. , Ltd.	2,011,022	1,268	Krung Thai Bank PCL	1,826,000	1,109
Formosa Chemicals & Fibre Corp.	680,000	2,447	Polyplex Thailand PCL	3,347,600	5,173
Formosa Petrochemical Corp.	339,000	1,330	Pruksa Holding PCL(Å)	3,519,957	2,149
Formosa Plastics Corp.	1,508,000	4,892	PTT Exploration & Production PCL	544,537	2,300
Foxconn Technology Co. , Ltd.	462,280	984	PTT Global Chemical PCL	892,600	2,083
Fubon Financial Holding Co. , Ltd.	2,789,000	4,379	PTT Public Company, Ltd.	1,425,000	2,148
Giant Manufacturing Co. , Ltd.	520,925	1,974	Siam Cement PCL (The)	14,100	176
Hiwin Technologies Corp.	161,710	1,058	Siam Commercial Bank PCL (The)	1,214,000	5,047
Hon Hai Precision Industry Co. , Ltd.	2,661,724	6,806	Thai Beverage PCL(Ñ)	943,600	427
Hotai Motor Co. , Ltd.	15,000	103	Thai Oil PCL	704,100	1,807
Hua Nan Financial Holdings Co. , Ltd.	1,781,674	1,002	Thai Union Group PCL Class F	4,393,481	2,200
Innolux Corp.	79,000	24	Tisco Financial Group PCL(Ñ)	1,305,623	3,109
Inventec Corp.	1,537,000	1,235	TMB Bank PCL	10,515,000	723
Largan Precision Co. , Ltd.	87,600	9,512			49,443
Lite-On Technology Corp.	975,107	1,124
MediaTek, Inc.	72,000	534	Togo - 0.1%
Mega Financial Holding Co. , Ltd.	4,062,000	3,424	Ecobank Transnational, Inc. (Å)(Æ)	45,591,225	2,009
Nan Ya Plastics Corp.	213,000	531
Nanya Technology Corp.	1,355,000	2,275	Turkey - 1.0%
Novatek Microelectronics Corp.	277,000	1,230	Emlak Konut Gayrimenkul Yatirim
Pegatron Corp.	258,000	466	Ortakligi AS(ö)	4,668,659	1,399
Pou Chen Corp. Class B	504,000	513	Enka Insaat ve Sanayi AS	1,787,925	1,493
President Chain Store Corp.	324,000	3,663	Eregli Demir ve Celik Fabrikalari TAS	1,330,865	2,162
Primax Electronics, Ltd.	1,045,000	1,417	Ford Otomotiv Sanayi AS	18,037	193
Quanta Computer, Inc.	161,000	255	Haci Omer Sabanci Holding AS	301,814	386
Realtek Semiconductor Corp.	1,203,000	4,791	MLP Saglik Hizmetleri AS(Æ)(Þ)	367,000	876
Shin Kong Financial Holding Co. , Ltd.	5,743,639	1,873	TAV Havalimanlari Holding AS	504,930	2,105
Sinbon Electronics Co. , Ltd.	824,347	2,262	Tekfen Holding AS	400,821	1,525
SinoPac Financial Holdings Co. , Ltd.	3,555,755	1,211	Tupras Turkiye Petrol Rafinerileri AS	156,621	3,695
Taishin Financial Holding Co. , Ltd.	824,625	367	Turk Hava Yollari AO(Æ)	1,047,110	2,643
Taiwan Cement Corp.	595,000	671	Turkcell Iletisim Hizmetleri AS	760,818	1,550
Taiwan Cooperative Financial Holding			Turkiye Is Bankasi Class C	1,080,908	775
Co. , Ltd.	2,314,872	1,298	Turkiye Sise ve Cam Fabrikalari AS	1,370,993	1,162
Taiwan Mobile Co. , Ltd.	257,000	917	Turkiye Vakiflar Bankasi TAO Class D	534,475	329
Taiwan Semiconductor Manufacturing					20,293
Co. , Ltd.	3,954,382	29,380
Taiwan Semiconductor Manufacturing			Ukraine - 0.3%
Co. , Ltd. - ADR	836,375	31,865	Kernel Holding SA(Å)	176,837	2,263
TCI Co. , Ltd.	78,000	1,101	MHP SE - GDR(Å)	260,607	3,063
Tripod Technology Corp.	1,825,479	4,430			5,326
Uni-President Enterprises Corp.	2,642,000	6,415
United Microelectronics Corp.	18,220,500	6,907	United Arab Emirates - 0.8%
Walsin Lihwa Corp.	230,000	115	Abu Dhabi Commercial Bank PJSC	2,352,484	5,197
Walsin Technology Corp.	113,000	484	Aldar Properties PJSC	4,053,280	1,909
Yageo Corp.	241,641	2,503	DP World, Ltd.	130,930	2,357
Yuanta Financial Holding Co. , Ltd.	8,409,000	4,088	Emaar Properties PJSC	2,129,961	2,961
Zhen Ding Technology Holding, Ltd.	112,000	257	Emirates Telecommunications Group
		196,398	Co. PJSC	100,824	478
			NMC Health PLC	73,202	3,302
Thailand - 2.5%					16,204
Airports of Thailand PCL	1,156,500	2,231
Bangkok Bank PCL	83,100	520	United Kingdom - 0.9%
Bangkok Dusit Medical Services PCL	3,738,700	2,794	AstraZeneca PLC	28,080	2,145
Central Pattana PCL	953,498	2,281	Bank of Georgia Group PLC(Å)	369,951	7,374
Charoen Pokphand Foods PCL	5,219,800	3,983	Diageo PLC	85,508	2,957

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 221

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Georgia Capital PLC(Å)(Æ)	161,119	2,409	Colombia - 0.1%
Mondi, Ltd.	6,115	146	Banco Davivienda SA
TBC Bank Group PLC(Å)	134,958	2,914	2.388% (Ÿ)	6,409		62
		17,945	Bancolombia SA
			3.133% (Ÿ)	235,229		2,199
United States - 1.2%						2,261
Alphabet, Inc. Class A(Æ)	1,000	1,091
Apple, Inc.	10,784	2,360	Russia - 0.2%
Citigroup, Inc.	15,600	1,021	Surgutneftegas OJSC
EPAM Systems, Inc. (Æ)	23,955	2,862	3.626% (Ÿ)	4,454,038		2,579
Estee Lauder Cos. , Inc. (The) Class A	16,930	2,327	Transneft PJSC
Facebook, Inc. Class A(Æ)	11,500	1,746	4.450% (Ÿ)	421		1,092
MasterCard, Inc. Class A	13,252	2,620				3,671
Microsoft Corp.	28,353	3,028
NVIDIA Corp.	4,000	843	South Korea - 0.5%
Raytheon Co.	11,365	1,989	Hyundai Motor Co.
Samsonite International SA(Þ)	619,268	1,774	5.968% (Ÿ)	2,049		128
Visa, Inc. Class A	12,653	1,744	Samsung Electronics Co. , Ltd.
		23,405	4.023% (Ÿ)	294,788		9,289
			Samsung Fire & Marine Insurance Co. ,
Vietnam - 0.9%			Ltd.
FPT Corp.	307,858	555	5.512% (Ÿ)	502		78
Hoa Phat Group JSC(Æ)	3,877,419	6,708				9,495
Military Commercial Joint Stock Bank	2,625,771	2,460
Mobile World Investment Corp. (Å)	1,557,160	7,524	Total Preferred Stocks
		17,247	(cost $34,801)			40,585

Total Common Stocks			Short-Term Investments - 2.3%
(cost $1,724,497)		1,825,411	United States - 2.3%
			U. S. Cash Management Fund(@)	34,366,146	(8)	34,366
Preferred Stocks - 2.1%			United States Treasury Bills
Brazil - 1.2%			2.146% due 11/29/18 (~)(§)	2,500		2,496
Banco Bradesco SA(Æ)
3.282% (Ÿ)	155,265	1,431	2.354% due 02/28/19 (~)(§)	8,400		8,336
Banco do Estado do Rio Grande do Sul			Total Short-Term Investments
SA			(cost $45,201)			45,198
5.961% (Ÿ)	223,400	1,192
Centrais Eletricas Brasileiras SA(Æ)	123,600	883	Other Securities - 1.1%
Cia Brasileira de Distribuicao			U. S. Cash Collateral Fund(×)(@)	21,482,399	(8)	21,482
1.764% (Ÿ)	121,683	2,558	Total Other Securities
Cia de Transmissao de Energia Eletrica			(cost $21,482)			21,482
Paulista
10.408% (Ÿ)	175,343	3,079
Gerdau SA			Total Investments 99.4%
1.848% (Ÿ)	1,237,900	5,409	(identified cost $1,825,981)			1,932,676
Investimentos Itau SA
4.824% (Ÿ)	694,546	2,098	Other Assets and Liabilities, Net
Itau Unibanco Holding SA			- 0.6%			11,852
6.452% (Ÿ)	478,000	6,326
		22,976	Net Assets - 100.0%			1,944,528

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Class B
4.600% (Ÿ)	50,532	2,182

See accompanying notes which are an integral part of the financial statements.

222 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
4.8%
Banca Transilvania SA	03/19/15	RON	6,179,000	0.39	2,423	3,482
Bank of Georgia Group PLC	12/14/12	GBP	103,162	20.05	2,068	2,056
Bank of Georgia Group PLC	12/19/12	GBP	266,789	13.83	6,756	5,318
Beximco Pharmaceuticals, Ltd.	05/27/15	BDT	2,785,506	0.70	1,957	2,525
Bolsas y Mercados Argentinos SA	06/07/18	ARS	344,570	14.12	4,867	3,225
BRAC Bank, Ltd.	09/28/15	BDT	9,344,066	0.42	3,921	7,869
China Forestry Holdings Co. , Ltd.	08/11/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	—	339	—
Cleopatra Hospital	11/28/16	EGP	13,251,904	0.16	2,095	2,729
Commercial International Bank Egypt SAE	11/09/15		312,726	4.21	1,317	1,357
Commercial International Bank Egypt SAE	03/21/18		316,631	5.10	1,616	1,374
Cresud SACIF y A	03/19/15		311,374	15.04	4,684	3,699
Dangote Cement PLC	12/05/13	NGN	3,859,435	0.87	3,351	2,222
Eastern Tobacco	04/16/15	EGP	4,954,790	0.73	3,630	4,449
Ecobank Transnational, Inc.	03/19/15	NGN	45,591,225	0.06	2,529	2,009
Edita Food Industries SAE	04/08/15		622,824	6.40	3,984	3,301
Georgia Capital PLC	12/14/12	GBP	143,214	11.45	1,639	2,141
Georgia Capital PLC	12/19/12	GBP	17,905	7.93	142	268
Guaranty Trust Bank PLC	07/19/13		90,192	8.07	728	460
Guaranty Trust Bank PLC	08/19/13	NGN	17,781,355	0.10	1,829	1,837
Guaranty Trust Bank PLC	07/29/16	NGN	34,538,580	0.08	2,679	3,567
Guinness Nigeria PLC	02/24/17	NGN	6,573,277	0.20	1,317	1,322
Hascol Petroleum, Ltd.	05/27/16	PKR	1,141,800	1.63	1,860	2,467
Kernel Holding SA	03/21/14	PLN	176,837	7.83	1,385	2,263
Lekoil, Ltd.	05/27/15	GBP	2,662,337	0.36	971	452
Mahindra & Mahindra, Ltd.	03/21/18		275,630	11.52	3,176	2,851
Melstacorp PLC	04/15/15	LKR	4,787,216	0.46	2,184	1,344
MHP SE	03/19/15		260,607	10.21	2,660	3,063
Mobile World Investment Corp.	11/16/15	VND	1,557,160	2.47	3,842	7,524
Pruksa Holding PCL	06/04/13	THB	3,519,957	0.70	2,467	2,149
Residences Dar Saada	04/01/15	MAD	99,841	16.74	1,671	890
Safaricom, Ltd.	07/20/16	KES	9,191,514	0.20	1,879	2,092
Safaricom, Ltd.	01/05/17	KES	12,849,290	0.18	2,282	2,925
Sarana Menara Nusantara Tbk PT	04/28/17	IDR	19,602,500	0.06	1,189	624
Sarantis SA	03/19/15	EUR	193,584	3.90	756	1,538
Siderar SAIC	01/20/17	ARS	5,604,564	0.59	3,306	2,451
Sundram Fasteners, Ltd.	03/21/18	INR	175,365	8.77	1,539	1,264
TBC Bank Group PLC	10/03/16	GBP	134,958	18.63	2,514	2,914
TMK PJSC	03/21/17		161,880	5.31	859	615
VIVA Kuwait Telecom Co.	07/08/15	KWD	662,906	3.16	2,092	1,604
						94,240
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 223

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	495	TRY	5,784	12/18	(31)
FTSE/JSE TOP 40 Index Futures	151	ZAR	70,053	12/18	(391)
Hang Seng Index Futures	50	HKD	62,278	11/18	(3)
HSCEI Index Futures	124	HKD	62,825	11/18	9
KOSPI2 Index Futures	646	KRW	42,652,151	12/18	(4,101)
Mexican Bolsa Index Futures	96	MXN	42,334	12/18	(287)
MSCI China Free Index Futures	248	USD	9,152	12/18	(906)
MSCI Emerging Markets Index Futures	295	USD	14,111	12/18	(854)
MSCI Taiwan Index Futures	772	USD	28,170	11/18	909
SGX NIFTY 50 Index Futures	352	USD	7,312	11/18	127
Short Positions
MSCI Emerging Markets Index Futures	1,273	USD	60,894	12/18	4,237
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,291)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	402	USD	51	11/02/18	—
Bank of Montreal	USD	6,928	HKD	54,290	12/19/18	4
Bank of Montreal	USD	953	MXN	18,650	12/19/18	(41)
Bank of Montreal	USD	1,866	ZAR	28,758	12/19/18	72
Bank of Montreal	USD	12,029	ZAR	185,400	12/19/18	465
Brown Brothers Harriman	HKD	5,000	USD	639	12/19/18	—
Brown Brothers Harriman	HKD	6,000	USD	766	12/19/18	—
Brown Brothers Harriman	HKD	10,000	USD	1,278	12/19/18	1
Brown Brothers Harriman	MXN	2,000	USD	105	12/19/18	7
Brown Brothers Harriman	MXN	3,000	USD	157	12/19/18	10
Brown Brothers Harriman	TRY	1,500	USD	233	12/19/18	(27)
Brown Brothers Harriman	ZAR	5,000	USD	348	12/19/18	11
Brown Brothers Harriman	ZAR	7,000	USD	463	12/19/18	(9)
Brown Brothers Harriman	ZAR	23,000	USD	1,559	12/19/18	9
Brown Brothers Harriman	ZAR	25,000	USD	1,706	12/19/18	21
Brown Brothers Harriman	ZAR	40,000	USD	2,757	12/19/18	62
Citigroup	USD	6,928	HKD	54,290	12/19/18	5
Citigroup	USD	952	MXN	18,650	12/19/18	(41)
Citigroup	USD	1,867	ZAR	28,758	12/19/18	71
Citigroup	USD	12,034	ZAR	185,400	12/19/18	460
Royal Bank of Canada	USD	6,928	HKD	54,290	12/19/18	4
Royal Bank of Canada	USD	951	MXN	18,650	12/19/18	(39)
Royal Bank of Canada	USD	1,867	ZAR	28,758	12/19/18	71
Royal Bank of Canada	USD	12,034	ZAR	185,400	12/19/18	461
Royal Bank of Canada	GBP	11	USD	14	11/02/18	—
Royal Bank of Canada	ZAR	405	USD	27	11/05/18	—
Standard Chartered	USD	1,130	BRL	4,200	11/05/18	(1)
Standard Chartered	BRL	4,200	USD	1,138	11/05/18	9
Standard Chartered	INR	150,000	USD	2,019	12/19/18	5

See accompanying notes which are an integral part of the financial statements.

224 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	KRW	1,000,000	USD	884	12/19/18	7
Standard Chartered	KRW	2,600,000	USD	2,298	12/19/18	17
Standard Chartered	ZAR	10,000	USD	667	12/19/18	(7)
Standard Chartered	ZAR	18,000	USD	1,240	12/19/18	27
State Street	USD	269	BRL	1,000	11/05/18	—
State Street	USD	403	BRL	1,500	11/05/18	—
State Street	USD	538	BRL	2,000	11/05/18	(1)
State Street	USD	5,444	BRL	20,240	11/05/18	(6)
State Street	USD	7,115	BRL	28,940	11/05/18	663
State Street	USD	5,442	BRL	20,240	12/04/18	(19)
State Street	USD	124	HKD	974	11/01/18	—
State Street	USD	6,928	HKD	54,290	12/19/18	4
State Street	USD	111	IDR	1,686,833	11/01/18	—
State Street	USD	15,536	INR	1,145,000	12/19/18	(167)
State Street	USD	62	KRW	70,120	11/01/18	—
State Street	USD	88	KRW	100,012	11/01/18	—
State Street	USD	149	KRW	169,611	11/01/18	—
State Street	USD	7,301	KRW	8,220,000	12/19/18	(90)
State Street	USD	28,335	KRW	31,900,000	12/19/18	(348)
State Street	USD	953	MXN	18,650	12/19/18	(42)
State Street	USD	120	THB	3,972	11/01/18	—
State Street	USD	161	THB	5,353	11/01/18	—
State Street	USD	1,790	TRY	12,323	12/19/18	352
State Street	USD	71	ZAR	1,039	11/01/18	(1)
State Street	USD	1,866	ZAR	28,758	12/19/18	72
State Street	USD	12,028	ZAR	185,400	12/19/18	467
State Street	BRL	1,000	USD	270	11/05/18	1
State Street	BRL	1,500	USD	404	11/05/18	1
State Street	BRL	2,000	USD	537	11/05/18	(1)
State Street	BRL	20,240	USD	5,457	11/05/18	18
State Street	BRL	28,940	USD	7,784	11/05/18	8
State Street	BRL	750	USD	203	12/04/18	2
State Street	HKD	89	USD	11	11/01/18	—
State Street	HKD	3,066	USD	391	11/01/18	—
State Street	HKD	1,000	USD	128	12/19/18	—
State Street	HKD	10,000	USD	1,277	12/19/18	—
State Street	HKD	12,000	USD	1,532	12/19/18	—
State Street	HKD	15,000	USD	1,917	12/19/18	2
State Street	HKD	30,000	USD	3,832	12/19/18	1
State Street	HKD	40,000	USD	5,104	12/19/18	(4)
State Street	INR	40,000	USD	537	12/19/18	—
State Street	INR	50,000	USD	675	12/19/18	4
State Street	INR	50,000	USD	675	12/19/18	4
State Street	INR	50,000	USD	671	12/19/18	—
State Street	INR	70,000	USD	934	12/19/18	(5)
State Street	INR	200,000	USD	2,733	12/19/18	49
State Street	KRW	350,000	USD	309	12/19/18	2
State Street	KRW	400,000	USD	352	12/19/18	1
State Street	KRW	500,000	USD	443	12/19/18	4
State Street	KRW	500,000	USD	442	12/19/18	4
State Street	KRW	500,000	USD	442	12/19/18	3
State Street	KRW	1,000,000	USD	891	12/19/18	14

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 225

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	KRW	1,000,000	USD	891	12/19/18	14
State Street	KRW	1,000,000	USD	879	12/19/18	1
State Street	KRW	3,300,000	USD	2,930	12/19/18	35
State Street	MXN	401	USD	20	11/01/18	—
State Street	MXN	3,000	USD	157	12/19/18	11
State Street	MXN	3,000	USD	158	12/19/18	12
State Street	MXN	4,000	USD	198	12/19/18	3
State Street	MXN	13,000	USD	664	12/19/18	29
State Street	MXN	15,000	USD	764	12/19/18	31
State Street	PHP	357	USD	7	11/05/18	—
State Street	TRY	700	USD	124	12/19/18	2
State Street	TRY	1,200	USD	204	12/19/18	(4)
State Street	TRY	1,200	USD	203	12/19/18	(5)
State Street	TRY	2,600	USD	381	12/19/18	(71)
State Street	ZAR	1,611	USD	110	11/01/18	1
State Street	ZAR	577	USD	39	11/05/18	—
State Street	ZAR	578	USD	39	11/05/18	—
State Street	ZAR	3,000	USD	210	12/19/18	8
State Street	ZAR	8,000	USD	545	12/19/18	5
State Street	ZAR	15,000	USD	1,039	12/19/18	28
State Street	ZAR	17,000	USD	1,100	12/19/18	(45)
Westpac	USD	6,928	HKD	54,290	12/19/18	4
Westpac	USD	952	MXN	18,650	12/19/18	(41)
Westpac	USD	1,866	ZAR	28,758	12/19/18	72
Westpac	USD	12,027	ZAR	185,400	12/19/18	468
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,184

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Long
			Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL 18,706	Reference Entity(4)	12/12/18	—	122	122
Total Open Total Return Swap Contracts (å)					—	122	122

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$20,535	$—	$—	$—	$20,535	1.1
Austria	—	1,773	—	—	1,773	0.1

See accompanying notes which are an integral part of the financial statements.

226 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Bangladesh	—	10,394	—	—	10,394	0.5
Brazil	133,826	—	—	—	133,826	6.9
Cambodia	—	4,417	—	—	4,417	0.2
Canada	1,047	—	—	—	1,047	0.1
Chile	9,408	—	—	—	9,408	0.5
China	78,760	349,302	68	—	428,130	22.0
Colombia	3,424	—	—	—	3,424	0.2
Czech Republic	—	2,325	—	—	2,325	0.1
Egypt	3,301	14,501	—	—	17,802	0.9
France	—	5,256	—	—	5,256	0.3
Greece	—	5,147	—	—	5,147	0.3
Guernsey	—	5,829	—	—	5,829	0.3
Hong Kong	72	70,420	1,043	—	71,535	3.7
Hungary	—	7,033	—	—	7,033	0.4
India	27,826	159,716	294	—	187,836	9.7
Indonesia	—	31,374	—	—	31,374	1.6
Ireland	2,089	—	—	—	2,089	0.1
Japan	—	2,745	—	—	2,745	0.1
Jersey	—	2,745	—	—	2,745	0.1
Kenya	—	5,523	—	—	5,523	0.3
Kuwait	—	10,057	—	—	10,057	0.5
Luxembourg	3,268	—	—	—	3,268	0.2
Macao	—	5,480	—	—	5,480	0.3
Malaysia	—	8,202	—	—	8,202	0.4
Mexico	47,439	—	—	—	47,439	2.4
Morocco	—	890	—	—	890	—*
Netherlands	1,179	1,984	—	—	3,163	0.2
Nigeria	—	9,860	—	—	9,860	0.5
Pakistan	—	4,728	—	—	4,728	0.2
Panama	1,812	—	—	—	1,812	0.1
Peru	10,112	—	—	—	10,112	0.5
Philippines	—	7,348	—	—	7,348	0.4
Poland	—	7,107	—	—	7,107	0.4
Romania	—	6,905	—	—	6,905	0.4
Russia	15,841	78,149	—	—	93,990	4.8
South Africa	3,883	70,364	—	—	74,247	3.8
South Korea	8,669	207,037	—	—	215,706	11.1
Sri Lanka	—	1,344	—	—	1,344	0.1
Switzerland	—	5,290	—	—	5,290	0.3
Taiwan	31,865	164,533	—	—	196,398	10.1

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 227

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Thailand	—	49,443	—	—	49,443	2.5
Togo	—	2,009	—	—	2,009	0.1
Turkey	—	20,293	—	—	20,293	1.0
Ukraine	—	5,326	—	—	5,326	0.3
United Arab Emirates	—	16,204	—	—	16,204	0.8
United Kingdom	—	17,945	—	—	17,945	0.9
United States	21,631	1,774	—	—	23,405	1.2
Vietnam	—	17,247	—	—	17,247	0.9
Preferred Stocks	27,419	13,166	—	—	40,585	2.1
Short-Term Investments	—	10,832	—	34,366	45,198	2.3
Other Securities	—	—	—	21,482	21,482	1.1
Total Investments	453,406	1,422,017	1,405	55,848	1,932,676	99.4
Other Assets and Liabilities, Net						0.6
						100.0

Other Financial Instruments
Assets
Futures Contracts	5,282	—	—	—	5,282	0.3
Foreign Currency Exchange Contracts	28	4,171	—	—	4,199	0.2
Total Return Swap Contracts	—	122	—	—	122	—*

Liabilities
Futures Contracts	(6,573)	—	—	—	(6,573)	(0.3)
Foreign Currency Exchange Contracts	(9)	(1,006)	—	—	(1,015)	(0.1)
Total Other Financial Instruments**	$(1,272)	$3,287	$—	$—	$2,015

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands

See accompanying notes which are an integral part of the financial statements.

228 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — October 31, 2018

Fair Value
Sector Exposure	$
Consumer Discretionary	182,034
Consumer Staples	99,719
Energy	186,566
Financial Services	566,651
Health Care	51,388
Materials and Processing	166,814
Producer Durables	124,596
Technology	392,542
Utilities	95,686
Short-Term Investments	45,198
Other Securities	21,482
Total Investments	1,932,676

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 229

Russell Investment Company
Emerging Markets Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$4,199
Variation margin on futures contracts*	5,282	—
Total return swap contracts, at fair value	122	—
Total	$5,404	$4,199

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$6,573	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,015
Total	$6,573	$1,015
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(8,158)	$—
Total return swap contracts	1,127	—
Foreign currency exchange contracts	—	(15,145)
Total	$(7,031)	$(15,145)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,907)	$—
Total return swap contracts	244	—
Foreign currency exchange contracts	—	12,921
Total	$(1,663)	$12,921

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

230 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$20,850	$—	$20,850
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	4,199	—	4,199
Total Return Swap Contracts	Total return swap contracts, at fair value	122	—	122
Total Financial and Derivative Assets		25,171	—	25,171
Financial and Derivative Assets not subject to a netting agreement		(28	—	(28)
Total Financial and Derivative Assets subject to a netting agreement		$25,143)	$—	$25,143

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$542	$41	$—	$501
Barclays	2,945	—	2,945	—
Brown Brothers Harriman	122	37	—	85
Citigroup	1,326	41	790	495
Goldman Sachs	8,060	—	8,060	—
HSBC	4,727	—	4,727	—
ING	261	—	261	—
Merrill Lynch	3,961	—	3,961	—
Morgan Stanley	228	—	228	—
Royal Bank of Canada	536	39	—	497
Standard Chartered	65	8	—	57
State Street	1,826	799	1,027	—
Westpac	544	41	—	503
Total	$25,143	$1,006	$21,999	$2,138

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 231

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,015	$—	$1,015
Total Financial and Derivative Liabilities		1,015	—	1,015
Financial and Derivative Liabilities not subject to a netting agreement		(9)	—	(9)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,006	$—	$1,006

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$41	$41	$—	$—
Brown Brothers Harriman	37	37	—	—
Citigroup	41	41	—	—
Royal Bank of Canada	39	39	—	—
Standard Chartered	8	8	—	—
State Street	799	799	—	—
Westpac	41	41	—	—
Total	$1,006	$1,006	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

232 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,825,981
Investments, at fair value(*)(>)	1,932,676
Foreign currency holdings(^)	11,507
Unrealized appreciation on foreign currency exchange contracts	4,199
Receivables:
Dividends and interest	2,759
Dividends from affiliated funds	112
Investments sold	4,140
Fund shares sold	2,000
Foreign capital gains taxes recoverable	17
From broker(a)	11,367
Variation margin on futures contracts	11,115
Other receivable	1
Total return swap contracts, at fair value(8)	122
Total assets	1,980,015

Liabilities
Payables:
Due to custodian	856
Investments purchased	4,152
Fund shares redeemed	2,890
Accrued fees to affiliates	2,214
Other accrued expenses	478
Variation margin on futures contracts	1,280
Deferred capital gains tax liability	1,120
Unrealized depreciation on foreign currency exchange contracts	1,015
Payable upon return of securities loaned	21,482
Total liabilities	35,487

Net Assets	$1,944,528

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 233

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$126,556
Shares of beneficial interest	1,098
Additional paid-in capital	1,816,874
Net Assets	$1,944,528

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$17.56
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$18.63
Class A — Net assets	$16,589,731
Class A — Shares outstanding ($. 01 par value)	944,733
Net asset value per share: Class C(#)	$16.26
Class C — Net assets	$12,089,021
Class C — Shares outstanding ($. 01 par value)	743,585
Net asset value per share: Class E(#)	$17.66
Class E — Net assets	$3,680,579
Class E — Shares outstanding ($. 01 par value)	208,425
Net asset value per share: Class M(#)	$17.71
Class M — Net assets	$38,157,247
Class M — Shares outstanding ($. 01 par value)	2,154,323
Net asset value per share: Class R6(#)	$17.75
Class R6 — Net assets	$1,238,768
Class R6 — Shares outstanding ($. 01 par value)	69,772
Net asset value per share: Class S(#)	$17.71
Class S — Net assets	$1,529,970,495
Class S — Shares outstanding ($. 01 par value)	86,380,568
Net asset value per share: Class Y(#)	$17.75
Class Y — Net assets	$342,802,380
Class Y — Shares outstanding ($. 01 par value)	19,309,929
Amounts in thousands
(^) Foreign currency holdings - cost	$11,550
(*) Securities on loan included in investments	$20,850
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$55,848
(8) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Futures	$11,367
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

234 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$66,027
Dividends from affiliated funds	1,926
Interest	186
Securities lending income (net)	422
Less foreign taxes withheld	(7,310)
Total investment income	61,251

Expenses
Advisory fees	27,570
Administrative fees	1,158
Custodian fees	2,001
Distribution fees - Class A	51
Distribution fees - Class C	121
Transfer agent fees - Class A	40
Transfer agent fees - Class C	32
Transfer agent fees - Class E	11
Transfer agent fees - Class M	93
Transfer agent fees - Class R6	2
Transfer agent fees - Class S	3,834
Transfer agent fees - Class Y	18
Professional fees	210
Registration fees	126
Shareholder servicing fees - Class C	40
Shareholder servicing fees - Class E	13
Trustees’ fees	81
Printing fees	260
Miscellaneous	46
Expenses before reductions	35,707
Expense reductions	(1,748)
Net expenses	33,959
Net investment income (loss)	27,292

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	128,651
Investments in affiliated funds	(8)
Futures contracts	(8,158)
Foreign currency exchange contracts	(15,145)
Total return swap contracts	1,127
Foreign currency-related transactions	(939)
Net realized gain (loss)	105,528
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(466,480)
Investments in affiliated funds	(3)
Futures contracts	(1,907)
Foreign currency exchange contracts	12,921
Total return swap contracts	244
Foreign currency-related transactions	(1,136)
Net change in unrealized appreciation (depreciation)	(456,361)
Net realized and unrealized gain (loss)	(350,833)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 235

Russell Investment Company
Emerging Markets Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations	$(323,541)

See accompanying notes which are an integral part of the financial statements.

236 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,292	$22,994
Net realized gain (loss)	105,528	158,793
Net change in unrealized appreciation (depreciation)	(456,361)	372,994
Net increase (decrease) in net assets from operations	(323,541)	554,781

Distributions (i)
To shareholders
Class A	(189)	(135)
Class C	(34)	(18)
Class E	(40)	(267)
Class M(1)	(607)	—
Class R6	(54)	(3)
Class S	(22,058)	(17,187)
Class Y	(5,533)	(5,978)
Net decrease in net assets from distributions	(28,515)	(23,588)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(224,359)	(289,240)
Total Net Increase (Decrease) in Net Assets	(576,415)	241,953

Net Assets
Beginning of period	2,520,943	2,278,990
End of period (ii)	$1,944,528	$2,520,943

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $20,136. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 237

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	194	$3,892	154	$2,951
Proceeds from reinvestment of distributions	9	187	9	133
Payments for shares redeemed	(269)	(5,417)	(204)	(3,654)
Net increase (decrease)	(66)	(1,338)	(41)	(570)
Class C
Proceeds from shares sold	97	1,931	112	1,860
Proceeds from reinvestment of distributions	2	34	1	18
Payments for shares redeemed	(261)	(4,962)	(360)	(6,008)
Net increase (decrease)	(162)	(2,997)	(247)	(4,130)
Class E
Proceeds from shares sold	122	2,628	136	2,360
Proceeds from reinvestment of distributions	2	39	17	259
Payments for shares redeemed	(183)	(3,808)	(1,985)	(33,104)
Net increase (decrease)	(59)	(1,141)	(1,832)	(30,485)
Class M(1)
Proceeds from shares sold	1,040	21,636	2,149	43,040
Proceeds from reinvestment of distributions	29	607	—	—
Payments for shares redeemed	(1,001)	(20,468)	(63)	(1,273)
Net increase (decrease)	68	1,775	2,086	41,767
Class R6
Proceeds from shares sold	29	623	200	3,722
Proceeds from reinvestment of distributions	3	54	— **	3
Payments for shares redeemed	(165)	(3,203)	(12)	(227)
Net increase (decrease)	(133)	(2,526)	188	3,498
Class S
Proceeds from shares sold	14,328	296,194	22,384	408,273
Proceeds from reinvestment of distributions	1,059	21,971	1,088	17,078
Payments for shares redeemed	(24,499)	(497,282)	(30,671)	(556,699)
Net increase (decrease)	(9,112)	(179,117)	(7,199)	(131,348)
Class Y
Proceeds from shares sold	1,282	26,643	2,365	44,912
Proceeds from reinvestment of distributions	267	5,533	380	5,978
Payments for shares redeemed	(3,241)	(71,191)	(11,680)	(218,862)
Net increase (decrease)	(1,692)	(39,015)	(8,935)	(167,972)
Total increase (decrease)	(11,156)	$(224,359)	(15,980)	$(289,240)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

238 Emerging Markets Fund

(This page intentionally left blank)

Russell Investment Company
Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	20.68	. 17	(3.10)	(2.93)	(. 19)	—
October 31, 2017	16.51	. 13	4.17	4.30	(. 13)	—
October 31, 2016	15.09	. 11	1.31	1.42	—	—
October 31, 2015	18.50	. 10	(3.03)	(2.93)	(. 22)	(. 26)
October 31, 2014	18.96	. 13	. 04	. 17	(. 08)	(. 55)

Class C
October 31, 2018	19.15	. 02	(2.87)	(2.85)	(. 04)	—
October 31, 2017	15.30	(. 01)	3.88	3.87	(. 02)	—
October 31, 2016	14.09	—(f)	1.21	1.21	—	—
October 31, 2015	17.29	(. 02)	(2.83)	(2.85)	(. 09)	(. 26)
October 31, 2014	17.81	(. 01)	. 04	. 03	—	(. 55)

Class E
October 31, 2018	20.75	. 18	(3.12)	(2.94)	(. 15)	—
October 31, 2017	16.57	(. 01)	4.32	4.31	(. 13)	—
October 31, 2016	15.14	. 11	1.32	1.43	—	—
October 31, 2015	18.56	. 11	(3.05)	(2.94)	(. 22)	(. 26)
October 31, 2014	19.01	. 15	. 03	. 18	(. 08)	(. 55)

Class M
October 31, 2018	20.86	. 25	(3.14)	(2.89)	(. 26)	—
October 31, 2017(9)	17.92	. 04	2.90	2.94	—	—

Class R6
October 31, 2018	20.89	. 29	(3.17)	(2.88)	(. 26)	—
October 31, 2017	16.68	. 29	4.12	4.41	(. 20)	—
October 31, 2016(5)	13.39	. 16	3.13	3.29	—	—

Class S
October 31, 2018	20.85	. 23	(3.14)	(2.91)	(. 23)	—
October 31, 2017	16.65	. 18	4.19	4.37	(. 17)	—
October 31, 2016	15.20	. 15	1.32	1.47	(. 02)	—
October 31, 2015	18.63	. 15	(3.05)	(2.90)	(. 27)	(. 26)
October 31, 2014	19.09	. 19	. 03	. 22	(. 13)	(. 55)

Class Y
October 31, 2018	20.89	. 26	(3.13)	(2.87)	(. 27)	—
October 31, 2017	16.68	. 20	4.21	4.41	(. 20)	—
October 31, 2016	15.24	. 18	1.31	1.49	(. 05)	—
October 31, 2015	18.68	. 18	(3.06)	(2.88)	(. 30)	(. 26)
October 31, 2014	19.14	. 22	. 03	. 25	(. 16)	(. 55)

See accompanying notes which are an integral part of the financial statements.

240 Emerging Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 19)	17.56	(14.31)	16,590	1.76	1.68	. 85	65
(. 13)	20.68	26.30	20,888	1.76	1.71	. 71	50
—	16.51	9.41	17,353	1.78	1.76	. 75	68
(. 48)	15.09	(16.11)	16,963	1.77	1.77	. 62	71
(. 63)	18.50	1.04	22,378	1.76	1.76	. 72	67

(. 04)	16.26	(14.92)	12,089	2.50	2.43	. 11	65
(. 02)	19.15	25.31	17,349	2.51	2.46	(. 04)	50
—	15.30	8.59	17,641	2.53	2.51	(. 03)	68
(. 35)	14.09	(16.70)	20,415	2.52	2.52	(. 15)	71
(. 55)	17.29	. 26	28,601	2.51	2.51	(. 05)	67

(. 15)	17.66	(14.28)	3,681	1.76	1.68	. 85	65
(. 13)	20.75	26.25	5,549	1.76	1.71	(. 03)	50
—	16.57	9.45	34,786	1.78	1.76	. 75	68
(. 48)	15.14	(16.12)	37,874	1.77	1.77	. 64	71
(. 63)	18.56	1.09	49,652	1.76	1.76	. 80	67

(. 26)	17.71	(14.02)	38,157	1.50	1.33	1.23	65
—	20.86	16.41	43,506	1.50	1.35	. 33	50

(. 26)	17.75	(13.95)	1,239	1.35	1.28	1.40	65
(. 20)	20.89	26.82	4,231	1.35	1.30	1.48	50
—	16.68	24.57	240	1.39	1.34	1.48	68

(. 23)	17.71	(14.11)	1,529,970	1.50	1.43	1.11	65
(. 17)	20.85	26.58	1,990,644	1.51	1.46	. 97	50
(. 02)	16.65	9.68	1,709,494	1.53	1.51	. 99	68
(. 53)	15.20	(15.86)	1,760,569	1.52	1.52	. 87	71
(. 68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67

(. 27)	17.75	(13.94)	342,802	1.31	1.25	1.27	65
(. 20)	20.89	26.84	438,776	1.31	1.27	1.12	50
(. 05)	16.68	9.86	499,476	1.33	1.31	1.20	68
(. 56)	15.24	(15.70)	512,073	1.32	1.32	1.04	71
(. 71)	18.68	1.50	651,728	1.31	1.31	1.16	67

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 241

Russell Investment Company
Emerging Markets Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,854,265
Administration fees	82,705
Distribution fees	11,687
Shareholder servicing fees	3,510
Transfer agent fees	253,448
Trustee fees	8,348
$2,213,963

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$37,807	$464,130	$480,455	$—		$—	$21,482	$641	$—
U. S. Cash Management Fund	56,391	1,050,052	1,072,066	(8)		(3)	34,366	1,926	—
	$94,198	$1,514,182	$1,552,521	$(8	) $	(3)	$55,848	$2,567	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,885,327,637
Unrealized Appreciation	$137,433,285
Unrealized Depreciation	(93,830,815)
Net Unrealized Appreciation (Depreciation)	$43,602,470
Undistributed Ordinary Income	$79,769,910
Tax Composition of Distributions
Ordinary Income	$28,515,120

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes. These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

242 Emerging Markets Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Tax-Managed U. S. Large Cap Fund - Class A‡			S&P 500® Index**
	Total			Total
	Return			Return
1 Year	(1.76)%		1 Year	7.35%
5 Years	8.04	%§	5 Years	11.34	%§
10 Years	11.67	%§	10 Years	13.24	%§

Tax-Managed U. S. Large Cap Fund - Class C
	Total
	Return
1 Year	3.44%
5 Years	8.50	%§
10 Years	11.51	%§

Tax-Managed U. S. Large Cap Fund - Class E
	Total
	Return
1 Year	4.22%
5 Years	9.32	%§
10 Years	12.34	%§

Tax-Managed U. S. Large Cap Fund - Class M‡‡
	Total
	Return
1 Year	4.62%
5 Years	9.63	%§
10 Years	12.65	%§

Tax-Managed U. S. Large Cap Fund - Class S
	Total
	Return
1 Year	4.51%
5 Years	9.59	%§
10 Years	12.63	%§

Tax-Managed U.S. Large Cap Fund 243

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Tax-Managed U. S. Large Cap Fund (the “Fund”) employs	and lower levels of financial leverage, particularly within the
a multi-manager approach whereby Russell Investment	health care and technology sectors, as U. S. companies posted
Management, LLC (“RIM”) manages a portion of the Fund’s	strong quarterly earnings results boosted by lower corporate tax
assets based upon model portfolios provided by multiple non-	rates. However, investor sentiment rotated heavily toward value
discretionary money managers. The Fund’s money managers	and low volatility stocks during October 2018 as the U. S. equity
have non-discretionary assignments pursuant to which they	market declined substantially amid concerns over rising interest
provide a model portfolio to RIM representing their investment	rates, trade wars, and decelerating global growth. During this sell
recommendations, based upon which RIM purchases and sells	off period, the best performing sectors were areas traditionally
securities for the Fund. RIM also manages the portion of the	considered to be defensive such as real estate and utilities.
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM	How did the investment strategies and techniques employed
may change the allocation of the Fund’s assets at any time. An	by the Fund and its money managers affect its benchmark
exemptive order from the Securities and Exchange Commission	relative performance?
(“SEC”) permits RIM to engage or terminate a money manager	Over the period, the Fund maintained exposure to moderately
at any time, subject to approval by the Fund’s Board, without a	priced securities with positive price momentum as well as
shareholder vote. Pursuant to the terms of the exemptive order,	companies with higher quality characteristics such as lower
the Fund is required to notify its shareholders within 90 days of	financial leverage. Additionally, the Fund was tilted away from
when a money manager begins providing services. As of October	the largest market capitalization stocks due to valuation concerns.
31, 2018, the Fund had five money managers.	Overall, the Fund’s factor tilts provided mixed results as a tilt toward stocks with positive price momentum and tilt away from
What is the Fund’s investment objective?	stocks with the highest financial leverage contributed positively.
The Fund seeks to provide long term capital growth on an after-	However, the Fund’s underweight to the most expensive, largest
tax basis.	market capitalization stocks detracted from benchmark-relative

How did the Fund perform relative to its benchmark for the	performance.
fiscal year ended October 31, 2018?	From a sector standpoint, the Fund was positioned toward more
For the fiscal year ended October 31, 2018, the Fund’s Class	pro-cyclical areas of the market which are expected to benefit
A, Class C, Class E, Class M and Class S Shares gained 4.23%,	from a healthy domestic consumer, expansionary fiscal policy,
3.44%, 4.22%, 4.62% and 4.51%, respectively. This is compared	and the normalization of monetary policy, such as the consumer
to the Fund’s benchmark, the S&P 500® Index, which gained	discretionary, financials, and energy sectors, while avoiding bond
7.35% during the same period. The Fund’s performance includes	proxies. While the net impact of the overweights detracted over
operating expenses, whereas index returns are unmanaged and do	the period, the Fund’s underweights to the real estate and utilities
not include expenses of any kind.	sectors were additive.
For the fiscal year ended October 31, 2018, the Morningstar®	Stock selection by the Fund’s money managers was the primary
Large Blend Category, a group of funds that Morningstar considers	negative contributor to benchmark relative performance during
to have investment strategies similar to those of the Fund, gained	the period, led by underperforming holdings within the financials,
5.26%. This result serves as a peer comparison and is expressed	health care, and consumer discretionary sectors.
net of operating expenses.	The Fund’s money managers have non-discretionary assignments
RIM may assign a money manager a specific style or	pursuant to which they provide a model portfolio to RIM
capitalization benchmark other than the Fund’s index. However,	representing their investment recommendations, based upon
the Fund’s primary index remains the benchmark for the Fund	which RIM purchases and sells securities for the Fund. With
and is representative of the aggregate of each money manager’s	respect to this portion of the Fund, RIM manages the Fund’s
benchmark index.	assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
How did market conditions affect the Fund’s performance?	manager strategies and the Fund’s cash balances.
The fiscal year ended October 31, 2018 saw the Fund underperform	With respect to certain of the Fund’s money managers, Sustainable
the S&P 500® Index and the Morningstar® Large Blend peer group.	Growth Advisers, LP (“Sustainable”) was the best performing
During the last two months of 2017 through the end of September	manager for the period and outperformed the Russell 1000® Growth
2018, the U. S. equity market produced strong absolute returns.	Index. Sustainable’s tilt toward stocks with above-benchmark long
The rally was led by growth stocks with high price momentum	term forecasted growth was notably beneficial. Sector allocation

244 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

decisions were additive, including an underweight to industrials	valuation ratios detracted. From a sector perspective, overweights
and an overweight to consumer discretionary. Stock selection	to the information technology and health care sectors contributed
within the materials, information technology, and consumer	positively to benchmark-relative performance.
discretionary sectors was also beneficial.	During the period, RIM partially equitized the Fund’s cash using
Pzena Investment Management, LLC (“Pzena”) was the worst	index futures contracts to provide the Fund with greater market
performing manager for the period and underperformed the Russell	exposure. This had a positive impact on the Fund’s absolute
1000® Value Index. Factor exposures detracted, including tilts	performance.
toward the deepest value stocks (lowest price-to-book ratios) and
stocks with high earnings variability. Stock selection within the	Describe any changes to the Fund’s structure or the money
financials, consumer discretionary, and information technology	manager line-up.
sectors was the primary negative contributor to excess returns	There were no changes to the Fund’s structure during the fiscal
over the period.	year.
During the period, RIM utilized a positioning strategy which is	Money Managers as of October 31,
designed with the dual mandate of improving the Fund’s after-	2018	Styles
tax returns as well as controlling Fund-level exposures and risks	Barrow, Hanley, Mewhinney & Strauss, LLC	Value
through the purchase of a stock portfolio.	J. P. Morgan Investment Management Inc.	Market Oriented
	Mar Vista Investment Partners, LLC	Growth
Because RIM controls all trading for the Fund, RIM managed the	Pzena Investment Management, LLC	Value
tax lots of the Fund and harvested losses and deferred capital gains	Sustainable Growth Advisers, LP	Growth
with respect to certain securities during the fiscal year in order to	The views expressed in this report reflect those of the
improve the after-tax returns of the Fund. Additionally, using the	portfolio managers only through the end of the period
output from a quantitative model, the strategy seeks to position	covered by the report. These views do not necessarily
the portfolio to meet RIM’s overall preferred positioning with	represent the views of RIM, or any other person in RIM or
respect to Fund exposures along factor and industry dimensions.	any other affiliated organization. These views are subject to
The Fund’s active positioning strategy provided exposure to RIM’s	change at any time based upon market conditions or other
strategic equity beliefs associated with value, momentum, and	events, and RIM disclaims any responsibility to update the
quality factors. During the fiscal year, the strategy outperformed	views contained herein. These views should not be relied on
the S&P 500® Index as exposure to both positive price momentum	as investment advice and, because investment decisions for
and lower levels of financial leverage were beneficial. However,	a Russell Investment Company (“RIC”) Fund are based on
the positioning strategy’s tilt toward stocks with below benchmark	numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Tax-Managed U.S. Large Cap Fund 245

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The Standard & Poor’s 500® Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.

‡ The Fund’s performance inception date for Class A Shares was May 28, 2010.  The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

246 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,006.50	$1,019.26
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.97	$6.01

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,002.60	$1,015.48
	Expenses Paid During Period*	$9.74	$9.80
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,006.40	$1,019.26
of other funds.	Expenses Paid During Period*	$5.97	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Large Cap Fund 247

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,008.40	$1,021.02
Expenses Paid During Period*	$4.20	$4.23

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,007.90	$1,020.52
Expenses Paid During Period*	$4.71	$4.74

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

248 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.1%			Yum China Holdings, Inc.	29,534	1,066
Consumer Discretionary - 14.4%			Yum! Brands, Inc.	233,837	21,141
Advance Auto Parts, Inc.	9,135	1,459
Amazon. com, Inc. (Æ)	41,582	66,449			421,905
AutoZone, Inc. (Æ)	2,451	1,798
Best Buy Co. , Inc.	31,573	2,215	Consumer Staples - 4.4%
			Altria Group, Inc.	177,596	11,551
CarMax, Inc. (Æ)	106,712	7,247	Archer-Daniels-Midland Co.	70,613	3,336
Carnival Corp.	33,351	1,869	Coca-Cola Co. (The)	157,586	7,545
CBS Corp. Class B	23,776	1,364	Colgate-Palmolive Co.	65,858	3,922
Charter Communications, Inc. Class A(Æ)	15,373	4,925	Constellation Brands, Inc. Class A	18,440	3,674
Comcast Corp. Class A	424,525	16,191	CVS Health Corp.	207,896	15,050
Costco Wholesale Corp.	14,398	3,292	Energizer Holdings, Inc.	9,124	536
DISH Network Corp. Class A(Æ)	6,400	197	Hershey Co. (The)	4,970	533
Dollar General Corp.	5,400	601	Keurig Dr Pepper, Inc.	14,940	388
Dollar Tree, Inc. (Æ)	121,561	10,248	Kimberly-Clark Corp.	12,180	1,270
DR Horton, Inc.	15,748	566	Kraft Heinz Co. (The)	22,930	1,260
eBay, Inc. (Æ)	5,789	168	Kroger Co. (The)	28,400	845
Estee Lauder Cos. , Inc. (The) Class A	88,367	12,145	Molson Coors Brewing Co. Class B	9,340	598
Expedia, Inc.	5,900	740	Mondelez International, Inc. Class A	627,190	26,330
Foot Locker, Inc.	40,119	1,891	PepsiCo, Inc.	146,623	16,477
Ford Motor Co.	83,653	799	Philip Morris International, Inc.	155,360	13,683
Gap, Inc. (The)	12,206	333	Procter & Gamble Co. (The)	48,184	4,273
General Motors Co.	66,782	2,444	Tyson Foods, Inc. Class A	47,925	2,872
Gildan Activewear, Inc. Class A	110,431	3,303	Unilever NV	237,951	12,797
Hilton Worldwide Holdings, Inc.	88,989	6,333	Walgreens Boots Alliance, Inc.	13,767	1,098
Home Depot, Inc. (The)	75,922	13,353
Interpublic Group of Cos. , Inc. (The)	365,781	8,471			128,038
Lear Corp.	43,760	5,816
Lennar Corp. Class A	2,800	120	Energy - 6.3%
Lennar Corp. Class B	56	2	Anadarko Petroleum Corp.	561	30
Lowe's Cos. , Inc.	185,439	17,658	BP PLC - ADR	384,451	16,674
Macy's, Inc.	12,300	422	Cabot Oil & Gas Corp.	42,924	1,040
McDonald's Corp.	16,225	2,870	Cenovus Energy, Inc.	557,962	4,720
Michael Kors Holdings, Ltd. (Æ)	23,412	1,297	Chevron Corp.	135,707	15,152
Netflix, Inc. (Æ)	26,790	8,085	Concho Resources, Inc. (Æ)	15,388	2,140
Newell Rubbermaid, Inc.	265,865	4,222	ConocoPhillips	106,842	7,468
News Corp. Class A	218,809	2,886	Core Laboratories NV	98,248	8,375
Nike, Inc. Class B	217,217	16,300	Devon Energy Corp.	11,954	387
Omnicom Group, Inc.	125,289	9,311	Diamondback Energy, Inc.	17,799	2,000
O'Reilly Automotive, Inc. (Æ)	47,554	15,253	Enbridge, Inc.	16,005	498
PulteGroup, Inc.	44,100	1,084	EOG Resources, Inc.	37,322	3,931
PVH Corp.	3,783	457	Exxon Mobil Corp.	175,478	13,982
Ross Stores, Inc.	96,252	9,529	Halliburton Co.	163,440	5,668
Royal Caribbean Cruises, Ltd.	19,702	2,063	Marathon Petroleum Corp.	114,714	8,082
Sensata Technologies Holding PLC(Æ)	212,069	9,946	Murphy Oil Corp.	156,380	4,982
Starbucks Corp.	256,298	14,934	National Oilwell Varco, Inc.	37,539	1,381
Target Corp.	126,985	10,620	Occidental Petroleum Corp.	160,493	10,764
Tiffany & Co.	3,218	358	PBF Energy, Inc. Class A	130,738	5,471
TJX Cos. , Inc.	162,435	17,848	Phillips 66	160,339	16,486
Twenty-First Century Fox, Inc. Class A	120,086	5,466	Pioneer Natural Resources Co.	22,487	3,312
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	45,560	12,507	Royal Dutch Shell PLC Class A - ADR	181,225	11,452
VF Corp.	26,000	2,155	Schlumberger, Ltd.	633,903	32,527
Wal-Mart Stores, Inc.	258,466	25,920	Valero Energy Corp.	67,827	6,178
Walt Disney Co. (The)	211,067	24,237	Williams Cos. , Inc. (The)	14,626	356
Whirlpool Corp.	30,683	3,368			183,056
Wyndham Hotels & Resorts, Inc.	77,055	3,798
Wyndham Worldwide Corp.	77,055	2,765

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 249

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Financial Services - 20.6%			Progressive Corp. (The)	34,521	2,406
Aflac, Inc.	41,460	1,786	Prologis, Inc. (ö)	9,600	619
Alliance Data Systems Corp.	50,024	10,314	Prudential Financial, Inc.	7,700	722
Allstate Corp. (The)	21,011	2,011	Raymond James Financial, Inc.	6,917	530
American Express Co.	143,587	14,751	Regions Financial Corp.	438,990	7,450
American International Group, Inc.	195,556	8,075	Simon Property Group, Inc. (ö)	4,200	771
American Tower Corp. (ö)	148,692	23,168	State Street Corp.	248,758	17,102
Ameriprise Financial, Inc.	49,854	6,343	SunTrust Banks, Inc.	90,141	5,648
Aon PLC	38,352	5,990	SVB Financial Group(Æ)	3,552	843
Arthur J Gallagher & Co.	10,292	762	Synchrony Financial	135,264	3,906
AvalonBay Communities, Inc. (ö)	7,200	1,263	TD Ameritrade Holding Corp.	6,600	341
AXA Equitable Holdings, Inc.	252,783	5,129	Torchmark Corp.	15,702	1,329
Axis Capital Holdings, Ltd.	75,021	4,185	Total System Services, Inc.	52,282	4,766
Bank of America Corp.	1,523,017	41,883	Travelers Cos. , Inc. (The)	9,009	1,127
Bank of New York Mellon Corp. (The)	16,659	788	UBS Group AG(Æ)	415,861	5,780
BB&T Corp.	48,252	2,372	US Bancorp	435,847	22,782
Berkshire Hathaway, Inc. Class B(Æ)	148,296	30,442	Visa, Inc. Class A	289,631	39,926
BlackRock, Inc. Class A	4,909	2,020	Voya Financial, Inc.	210,458	9,210
Brighthouse Financial, Inc. (Æ)	9,932	394	Wells Fargo & Co.	448,048	23,850
Capital One Financial Corp.	212,325	18,961	Zions Bancorporation	57,173	2,690
Cboe Global Markets, Inc.	19,744	2,228			601,563
Charles Schwab Corp. (The)	64,673	2,990
Chubb, Ltd.	90,347	11,285	Health Care - 13.3%
Citigroup, Inc.	327,230	21,420	Abbott Laboratories	142,134	9,799
Citizens Financial Group, Inc.	266,113	9,939	AbbVie, Inc.	98,161	7,642
CME Group, Inc. Class A	23,117	4,236	Aetna, Inc.	38,535	7,645
Comerica, Inc.	60,506	4,935	Alexion Pharmaceuticals, Inc. (Æ)	5,448	611
Discover Financial Services	29,578	2,061	Align Technology, Inc. (Æ)	12,261	2,712
E*Trade Financial Corp.	9,873	488	Allergan PLC	47,546	7,513
Equinix, Inc. (Æ)(ö)	34,737	13,156	Amgen, Inc.	53,187	10,254
Everest Re Group, Ltd.	900	196	Anthem, Inc.	75,120	20,701
Fidelity National Information Services, Inc.	28,156	2,931	Baxter International, Inc.	15,579	974
Fifth Third Bancorp	177,764	4,798	Becton Dickinson and Co.	78,147	18,013
First Republic Bank	88,841	8,084	Biogen, Inc. (Æ)	25,679	7,813
FleetCor Technologies, Inc. (Æ)	72,286	14,459	Boston Scientific Corp. (Æ)	131,115	4,738
Goldman Sachs Group, Inc. (The)	53,346	12,023	Bristol-Myers Squibb Co.	81,156	4,102
Hartford Financial Services Group, Inc.	64,859	2,946	Cardinal Health, Inc.	167,079	8,454
HCP, Inc. (ö)	179,202	4,937	Celgene Corp. (Æ)	37,335	2,673
Huntington Bancshares, Inc.	257,308	3,687	Centene Corp. (Æ)	85,734	11,173
Intercontinental Exchange, Inc.	163,857	12,624	Cerner Corp. (Æ)	88,688	5,080
Invesco, Ltd.	31,200	677	Cigna Corp.	70,694	15,115
JPMorgan Chase & Co.	244,178	26,620	Eli Lilly & Co.	57,295	6,213
KeyCorp	259,448	4,712	Express Scripts Holding Co. (Æ)	119,918	11,628
KKR & Co. , Inc. Class A	76,970	1,820	Gilead Sciences, Inc.	87,593	5,972
Lincoln National Corp.	32,422	1,951	Humana, Inc.	24,031	7,700
Loews Corp.	191,871	8,934	Intuitive Surgical, Inc. (Æ)	3,593	1,873
M&T Bank Corp.	19,734	3,264	IQVIA Holdings, Inc. (Æ)	28,308	3,480
Markel Corp. (Æ)	16,756	18,318	Johnson & Johnson	272,929	38,207
MasterCard, Inc. Class A	15,196	3,004	Laboratory Corp. of America Holdings(Æ)	31,423	5,045
MetLife, Inc.	249,750	10,287	McKesson Corp.	86,573	10,801
Moody's Corp.	58,542	8,517	Medtronic PLC	71,872	6,456
Morgan Stanley	291,074	13,290	Merck & Co. , Inc.	349,639	25,737
Nasdaq, Inc.	6,641	576	Mylan NV(Æ)	244,113	7,629
Northern Trust Corp.	1,827	172	Novo Nordisk A/S - ADR	201,491	8,700
PayPal Holdings, Inc. (Æ)	120,233	10,122	Pfizer, Inc.	619,978	26,696
People's United Financial, Inc.	612,998	9,600	Quest Diagnostics, Inc.	12,639	1,189
PNC Financial Services Group, Inc. (The)	61,025	7,841	Regeneron Pharmaceuticals, Inc. (Æ)	41,930	14,224

See accompanying notes which are an integral part of the financial statements.

250 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sanofi - ADR	124,928	5,587	General Dynamics Corp.	47,303	8,164
Stryker Corp.	13,945	2,262	General Electric Co.	1,809,614	18,276
Teleflex, Inc.	6,884	1,657	Honeywell International, Inc.	247,555	35,850
Thermo Fisher Scientific, Inc.	34,905	8,156	Illinois Tool Works, Inc.	1,831	234
UnitedHealth Group, Inc.	140,804	36,799	JB Hunt Transport Services, Inc.	72,014	7,965
Universal Health Services, Inc. Class B	4,417	537	Johnson Controls International PLC(Æ)	259,450	8,295
Varian Medical Systems, Inc. (Æ)	18,440	2,201	Kansas City Southern	70,675	7,206
Vertex Pharmaceuticals, Inc. (Æ)	15,340	2,600	L3 Technologies, Inc.	8,688	1,646
Zimmer Biomet Holdings, Inc.	25,002	2,840	Lockheed Martin Corp.	1,670	491
Zoetis, Inc. Class A	13,700	1,235	Mettler-Toledo International, Inc. (Æ)	24,329	13,304
		390,436	Norfolk Southern Corp.	47,738	8,012
			Northrop Grumman Corp.	19,951	5,226
Materials and Processing - 3.3%			nVent Electric PLC	6,066	148
AdvanSix, Inc. (Æ)	13,686	380	PACCAR, Inc.	46,767	2,676
Air Products & Chemicals, Inc.	1,928	298	Parker-Hannifin Corp.	800	121
Ball Corp.	28,448	1,274	Pentair PLC	6,066	244
Celanese Corp. Class A	51,943	5,035	Raytheon Co.	79,717	13,954
CRH PLC - ADR	13,895	414	Rockwell Collins, Inc.	34,145	4,371
Crown Holdings, Inc. (Æ)	14,346	607	Roper Technologies, Inc.	45,475	12,865
DowDuPont, Inc.	281,313	15,168	Southwest Airlines Co.	180,729	8,874
Eastman Chemical Co.	26,827	2,102	Stanley Black & Decker, Inc.	85,754	9,992
Ecolab, Inc.	195,969	30,012	TopBuild Corp. (Æ)	3,805	174
Fastenal Co.	35,545	1,827	TransDigm Group, Inc. (Æ)	30,454	10,057
Ingersoll-Rand PLC	46,703	4,481	Union Pacific Corp.	57,199	8,364
Ingevity Corp. (Æ)	4,417	402	United Continental Holdings, Inc. (Æ)	18,923	1,618
International Paper Co.	19,210	871	United Technologies Corp.	78,052	9,695
Linde PLC	170,412	28,198	Waste Management, Inc.	4,229	378
Martin Marietta Materials, Inc.	6,899	1,182	Worldpay, Inc. Class A(Æ)	7,784	715
Masco Corp.	34,631	1,039	XPO Logistics, Inc. (Æ)	172,901	15,454
PPG Industries, Inc.	4,260	448			285,023
Rio Tinto PLC - ADR	37,916	1,869
Versum Materials, Inc.	1,866	59	Technology – 21.9%
WestRock Co.	26,503	1,139	Adobe Systems, Inc. (Æ)	118,355	29,087
		96,805	Akamai Technologies, Inc. (Æ)	21,317	1,540
			Alphabet, Inc. Class A(Æ)	14,200	15,486
Producer Durables - 9.7%			Alphabet, Inc. Class C(Æ)	48,449	52,167
3M Co.	12,541	2,386	Amphenol Corp. Class A	48,221	4,316
Accenture PLC Class A	43,472	6,852	Analog Devices, Inc.	71,494	5,985
Allegion PLC	24,701	2,118	Apple, Inc.	406,579	88,984
Apergy Corp. (Æ)	48,947	1,908	Applied Materials, Inc.	23,100	760
Aptiv PLC	17,118	1,315	Autodesk, Inc. (Æ)	106,523	13,768
Automatic Data Processing, Inc.	123,427	17,783	Booking Holdings, Inc. (Æ)	5,043	9,454
Boeing Co. (The)	1,716	609	Broadcom, Inc.	42,023	9,392
CSX Corp.	63,100	4,345	CA, Inc.	304,243	13,496
Danaher Corp.	8,637	859	CDK Global Inc.	996	57
Deere & Co.	12,783	1,731	Cisco Systems, Inc.	380,043	17,387
Delphi Technologies PLC	5,706	122	Citrix Systems, Inc.	9,099	932
Delta Air Lines, Inc.	89,351	4,890	Cognizant Technology Solutions Corp. Class
Dover Corp.	97,895	8,110	A	168,125	11,606
Eaton Corp. PLC	29,240	2,096	Corning, Inc.	215,024	6,870
Emerson Electric Co.	13,090	889	Dell Technologies, Inc. Class V(Æ)	37,063	3,350
Expeditors International of Washington, Inc.	11,258	756	DXC Technology Co.	21,389	1,558
FedEx Corp.	1,662	366	F5 Networks, Inc. (Æ)	38,770	6,796
Flir Systems, Inc.	85,857	3,976	Facebook, Inc. Class A(Æ)	231,310	35,111
Fortive Corp.	123,468	9,167	Hewlett Packard Enterprise Co.	751,984	11,468
Garrett Motion, Inc. (Æ)	24,755	376	HP, Inc. (Æ)	376,239	9,082
			Intel Corp.	227,531	10,667

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 251

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
International Business Machines Corp.	34,489		3,981	Total Short-Term Investments
Intuit, Inc.	95,933		20,242	(cost $82,722)	82,720
Juniper Networks, Inc.	313,896		9,188
KLA-Tencor Corp.	5,800		531
Lam Research Corp.	32,264		4,573	Total Investments 99.9%
Microchip Technology, Inc.	195,396		12,853	(identified cost $2,073,976)	2,925,099
Micron Technology, Inc. (Æ)	35,788		1,350
Microsoft Corp.	787,855		84,150	Other Assets and Liabilities, Net
Motorola Solutions, Inc.	90,520		11,094	- 0.1%	3,439
NVIDIA Corp.	75,703		15,960	Net Assets - 100.0%	2,928,538
NXP Semiconductors NV	44,519		3,338
Oracle Corp.	708,743		34,615
Perspecta, Inc.	10,694		262
Qorvo, Inc. (Æ)	17,431		1,281
QUALCOMM, Inc.	163,114		10,258
Red Hat, Inc. (Æ)	104,235		17,891
Resideo Technologies, Inc. (Æ)	41,259		869
Salesforce. com, Inc. (Æ)	145,778		20,007
SAP SE - ADR	72,215		7,746
Seagate Technology PLC	20,124		810
Synopsys, Inc. (Æ)	19,662		1,760
TE Connectivity, Ltd.	39,710		2,995
Texas Instruments, Inc.	106,726		9,907
VeriSign, Inc. (Æ)	26,378		3,760
Western Digital Corp.	487		21
Xilinx, Inc.	31,783		2,713
			641,474

Utilities - 3.2%
American Electric Power Co. , Inc.	26,048		1,911
AT&T, Inc.	542,319		16,638
California Resources Corp. (Æ)	1,158		36
Cheniere Energy, Inc. (Æ)	5,800		350
CMS Energy Corp.	37,178		1,841
Dominion Energy, Inc.	4,273		305
Duke Energy Corp.	16,508		1,364
Edison International	135,877		9,429
Entergy Corp.	119,535		10,035
Exelon Corp.	465,993		20,415
NextEra Energy, Inc.	52,989		9,141
NiSource, Inc.	38,538		977
Sempra Energy	14,900		1,641
Southern Co. (The)	159		7
T-Mobile US, Inc. (Æ)	28,544		1,957
Verizon Communications, Inc.	270,536		15,445
Xcel Energy, Inc.	52,786		2,587
			94,079

Total Common Stocks
(cost $1,991,254)			2,842,379

Short-Term Investments - 2.8%
U. S. Cash Management Fund(@)	76,238,340	(8)	76,238
United States Treasury Bills
2.146% due 11/29/18 (~)(§)	1,500		1,497
2.178% due 12/20/18 (~)(§)	5,000		4,985

252 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$421,905	$—	$—	$—	$421,905	14.4
Consumer Staples	128,038	—	—	—	128,038	4.4
Energy	183,056	—	—	—	183,056	6.3
Financial Services	601,563	—	—	—	601,563	20.6
Health Care	390,436	—	—	—	390,436	13.3
Materials and Processing	96,805	—	—	—	96,805	3.3
Producer Durables	285,023	—	—	—	285,023	9.7
Technology	641,474	—	—	—	641,474	21.9
Utilities	94,079	—	—	—	94,079	3.2
Short-Term Investments	—	6,482	—	76,238	82,720	2.8
Total Investments	2,842,379	6,482	—	76,238	2,925,099	99.9
Other Assets and Liabilities, Net						0.1
						100.0

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 253

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$12,325	$—
Foreign currency exchange contracts	—	(1)
Total	$12,325	$(1)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(5,884)	$—

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

254 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$2,073,976
Investments, at fair value(>)	2,925,099
Receivables:
Dividends and interest	1,882
Dividends from affiliated funds	115
Fund shares sold	5,866
Total assets	2,932,962

Liabilities
Payables:
Fund shares redeemed	2,029
Accrued fees to affiliates	2,265
Other accrued expenses	130
Total liabilities	4,424

Net Assets	$2,928,538

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 255

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$854,850
Shares of beneficial interest	714
Additional paid-in capital	2,072,974
Net Assets	$2,928,538

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$40.57
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$43.05
Class A — Net assets	$42,644,053
Class A — Shares outstanding ($. 01 par value)	1,051,000
Net asset value per share: Class C(#)	$38.34
Class C — Net assets	$30,544,221
Class C — Shares outstanding ($. 01 par value)	796,578
Net asset value per share: Class E(#)	$40.97
Class E — Net assets	$2,518,746
Class E — Shares outstanding ($. 01 par value)	61,473
Net asset value per share: Class M(#)	$41.05
Class M — Net assets	$167,377,382
Class M — Shares outstanding ($. 01 par value)	4,077,697
Net asset value per share: Class S(#)	$41.04
Class S — Net assets	$2,685,453,688
Class S — Shares outstanding ($. 01 par value)	65,439,038
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$76,238

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

256 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$46,887
Dividends from affiliated funds	1,828
Interest	108
Total investment income	48,823

Expenses
Advisory fees	18,964
Administrative fees	1,336
Custodian fees	206
Distribution fees - Class A	104
Distribution fees - Class C	238
Transfer agent fees - Class A	83
Transfer agent fees - Class C	64
Transfer agent fees - Class E	5
Transfer agent fees - Class M	294
Transfer agent fees - Class S	5,119
Professional fees	137
Registration fees	156
Shareholder servicing fees - Class C	79
Shareholder servicing fees - Class E	7
Trustees’ fees	83
Printing fees	134
Miscellaneous	50
Expenses before reductions	27,059
Expense reductions	(641)
Net expenses	26,418
Net investment income (loss)	22,405

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(17,887)
Investments in affiliated funds	(1)
Futures contracts	12,325
Foreign currency exchange contracts	(1)
Net realized gain (loss)	(5,564)
Net change in unrealized appreciation (depreciation) on:
Investments	90,233
Investments in affiliated funds	4
Futures contracts	(5,884)
Net change in unrealized appreciation (depreciation)	84,353
Net realized and unrealized gain (loss)	78,789
Net Increase (Decrease) in Net Assets from Operations	$101,194

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 257

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,405	$19,302
Net realized gain (loss)	(5,564)	27,651
Net change in unrealized appreciation (depreciation)	84,353	381,471
Net increase (decrease) in net assets from operations	101,194	428,424

Distributions (i)
To shareholders
Class A	(303)	(199)
Class C	(80)	—
Class E	(8)	(359)
Class M(1)	(1,447)	—
Class S	(23,935)	(15,504)
Net decrease in net assets from distributions	(25,773)	(16,062)

Share Transactions*
Net increase (decrease) in net assets from share transactions	453,132	151,166
Total Net Increase (Decrease) in Net Assets	528,553	563,528

Net Assets
Beginning of period	2,399,985	1,836,457
End of period (ii)	$2,928,538	$2,399,985

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $15,546. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

258 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	234	$9,701	199	$7,162
Proceeds from reinvestment of distributions	7	299	6	195
Payments for shares redeemed	(176)	(7,289)	(154)	(5,573)
Net increase (decrease)	65	2,711	51	1,784
Class C
Proceeds from shares sold	136	5,345	146	4,945
Proceeds from reinvestment of distributions	2	80	—	—
Payments for shares redeemed	(163)	(6,411)	(201)	(6,831)
Net increase (decrease)	(25)	(986)	(55)	(1,886)
Class E
Proceeds from shares sold	—	—	64	2,172
Proceeds from reinvestment of distributions	—**	8	11	359
Payments for shares redeemed	(6)	(272)	(1,715)	(59,018)
Net increase (decrease)	(6)	(264)	(1,640)	(56,487)
Class M(1)
Proceeds from shares sold	2,435	100,662	2,309	88,158
Proceeds from reinvestment of distributions	35	1,448	—	—
Payments for shares redeemed	(644)	(26,993)	(57)	(2,233)
Net increase (decrease)	1,826	75,117	2,252	85,925
Class S
Proceeds from shares sold	18,365	768,867	18,252	661,347
Proceeds from reinvestment of distributions	578	23,635	444	15,277
Payments for shares redeemed	(9,934)	(415,948)	(15,245)	(554,794)
Net increase (decrease)	9,009	376,554	3,451	121,830
Total increase (decrease)	10,869	$453,132	4,059	$151,166

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 259

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	39.23	. 24	1.42	1.66	(. 22)	(. 10)
October 31, 2017	32.20	. 25	6.99	7.24	(. 21)	—
October 31, 2016	31.76	. 22	. 40	. 62	(. 18)	—
October 31, 2015	31.83	. 16	1.31	1.47	(. 14)	(1.40)
October 31, 2014	27.84	. 13	3.90	4.03	(. 04)	—

Class C
October 31, 2018	37.16	(. 07)	1.35	1.28	—	(. 10)
October 31, 2017	30.54	(. 02)	6.64	6.62	—	—
October 31, 2016	30.17	(. 02)	. 39	. 37	—	—
October 31, 2015	30.40	(. 07)	1.24	1.17	—	(1.40)
October 31, 2014	26.76	(. 09)	3.73	3.64	—	—

Class E
October 31, 2018	39.43	. 24	1.42	1.66	(. 02)	(. 10)
October 31, 2017	32.35	. 26	7.03	7.29	(. 21)	—
October 31, 2016	31.89	. 22	. 40	. 62	(. 16)	—
October 31, 2015	31.95	. 16	1.31	1.47	(. 13)	(1.40)
October 31, 2014	27.95	. 14	3.90	4.04	(. 04)	—

Class M
October 31, 2018	39.70	. 38	1.45	1.83	(. 38)	(. 10)
October 31, 2017(9)	36.49	. 17	3.04	3.21	—	—

Class S
October 31, 2018	39.67	. 34	1.45	1.79	(. 32)	(. 10)
October 31, 2017	32.55	. 34	7.07	7.41	(. 29)	—
October 31, 2016	32.08	. 30	. 41	. 71	(. 24)	—
October 31, 2015	32.13	. 24	1.32	1.56	(. 21)	(1.40)
October 31, 2014	28.10	. 21	3.92	4.13	(. 10)	—

See accompanying notes which are an integral part of the financial statements

260 Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)
(. 32)	40.57	4.23	42,644	1.21	1.19	. 57	24
(. 21)	39.23	22.58	38,659	1.22	1.22	. 69	35
(. 18)	32.20	2.00	30,087	1.23	1.23	. 70	23
(1.54)	31.76	4.68	24,396	1.24	1.24	. 52	44
(. 04)	31.83	14.48	18,676	1.24	1.24	. 45	63

(. 10)	38.34	3.44	30,544	1.96	1.94	(. 18)	24
—	37.16	21.68	30,529	1.97	1.97	(. 06)	35
—	30.54	1.23	26,758	1.98	1.98	(. 05)	23
(1.40)	30.17	3.88	24,808	1.99	1.99	(. 23)	44
—	30.40	13.60	19,360	1.99	1.99	(. 30)	63

(. 12)	40.97	4.22	2,519	1.21	1.19	. 57	24
(. 21)	39.43	22.62	2,673	1.21	1.21	. 75	35
(. 16)	32.35	1.98	55,245	1.23	1.23	. 70	23
(1.53)	31.89	4.65	53,565	1.24	1.24	. 52	44
(. 04)	31.95	14.48	45,651	1.24	1.24	. 45	63

(. 48)	41.05	4.62	167,377	. 96	. 84	. 90	24
—	39.70	8.80	89,387	. 97	. 87	. 71	35

(. 42)	41.04	4.51	2,685,454	. 96	. 94	. 82	24
(. 29)	39.67	22.89	2,238,737	. 97	. 97	. 94	35
(. 24)	32.55	2.25	1,724,367	. 98	. 98	. 95	23
(1.61)	32.08	4.92	1,486,727	. 99	. 99	. 77	44
(. 10)	32.13	14.75	1,181,891	. 99	. 99	. 70	63

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 261

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,606,135
Administration fees	122,601
Distribution fees	29,406
Shareholder servicing fees	7,232
Transfer agent fees	495,145
Trustee fees	4,877
$2,265,396

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$222,707	$579,056	$725,528	$(1)	$4	$76,238	$1,828	$—
	$222,707	$579,056	$725,528	$(1)	$4	$76,238	$1,828	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$2,075,970,545
Unrealized Appreciation	$879,827,738
Unrealized Depreciation	(30,699,231)
Net Unrealized Appreciation (Depreciation)	$849,128,507
Undistributed Ordinary Income	$17,773,231
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(12,051,912)
Tax Composition of Distributions
Ordinary Income	$19,636,081
Long-Term Capital Gains	$6,137,637

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

262 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Tax-Managed U. S. Mid & Small Cap Fund - Class A‡			Russell 2500TM Index**
	Total			Total
	Return			Return
1 Year	(2.84)%		1 Year	2.80%
5 Years	4.96	%§	5 Years	8.32	%§
10 Years	11.66	%§	10 Years	13.55	%§

Tax-Managed U. S. Mid & Small Cap Fund - Class C
	Total
	Return
1 Year	2.31%
5 Years	5.44	%§
10 Years	11.50	%§

Tax-Managed U. S. Mid & Small Cap Fund - Class E
	Total
	Return
1 Year	3.11%
5 Years	6.24	%§
10 Years	12.34	%§

Tax-Managed U. S. Mid & Small Cap Fund - Class M‡‡
	Total
	Return
1 Year	3.48%
5 Years	6.54	%§
10 Years	12.65	%§

Tax-Managed U. S. Mid & Small Cap Fund - Class S
	Total
	Return
1 Year	3.41%
5 Years	6.51	%§
10 Years	12.63	%§

Tax-Managed U.S. Mid & Small Cap Fund 263

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Tax-Managed U. S. Mid & Small Cap Fund (the “Fund”)	led by growth stocks with high price momentum and lower levels
employs a multi-manager approach whereby Russell Investment	of financial leverage, particularly within the health care and
Management, LLC (“RIM”) manages a portion of the Fund’s	technology sectors, as U. S. companies posted strong quarterly
assets based upon model portfolios provided by multiple non-	earnings results boosted by lower corporate tax rates. However,
discretionary money managers. The Fund’s money managers	investor sentiment rotated heavily toward value and low volatility
have non-discretionary assignments pursuant to which they	stocks during September and October 2018 as the U. S. mid and
provide a model portfolio to RIM representing their investment	small cap equity market declined substantially amid concerns
recommendations, based upon which RIM purchases and sells	over rising interest rates, trade wars, and decelerating global
securities for the Fund. RIM also manages the portion of the	growth. During this sell off period, the best performing sectors
Fund's assets that RIM determines not to manage based upon	were areas traditionally considered to be defensive such as
model portfolios provided by the Fund's money managers. RIM	utilities and consumer staples.
may change the allocation of the Fund’s assets at any time. An
exemptive order from the Securities and Exchange Commission	How did the investment strategies and techniques employed
(“SEC”) permits RIM to engage or terminate a money manager	by the Fund and its money managers affect its benchmark
at any time, subject to approval by the Fund’s Board, without a	relative performance?
shareholder vote. Pursuant to the terms of the exemptive order,	Over the period, the Fund maintained exposure to mid and small
the Fund is required to notify its shareholders within 90 days of	capitalization stocks trading at discounted valuations as well
when a money manager begins providing services. As of October	as companies with higher quality characteristics such as lower
31, 2018, the Fund had six money managers.	financial leverage and higher profitability. Within the U. S. mid and small cap market, a preference for value over growth stocks
What is the Fund’s investment objective?	negatively impacted benchmark relative performance for the first
The Fund seeks to provide long term capital growth on an after-	ten months of the period but was heavily rewarded during the
tax basis.	market decline toward the end of the fiscal year as high growth

How did the Fund perform relative to its benchmark for the	and momentum stocks trading at expensive valuation levels sold
fiscal year ended October 31, 2018?	off most aggressively. The Fund’s quality positioning was also additive as companies with lower financial leverage outperformed.
For the fiscal year ended October 31, 2018, the Fund’s Class
A, Class C, Class E, Class M and Class S Shares gained 3.07%,	From a sector standpoint, the Fund was positioned toward
2.31%, 3.11%, 3.48% and 3.41%, respectively. This is compared	areas expected to benefit from a healthy domestic consumer,
to the Fund’s benchmark, the Russell 2500™ Index, which gained	expansionary fiscal policy, and the normalization of monetary
2.80% during the same period. The Fund’s performance includes	policy, such as the consumer discretionary, consumer staples,
operating expenses, whereas index returns are unmanaged and do	financials, and technology sectors. The Fund benefited from
not include expenses of any kind.	overweights to the consumer discretionary, consumer staples, and technology sectors while the overweight to financials detracted.
For the fiscal year ended October 31, 2018, the Morningstar®	The Fund remained underweight the health care sector which was
Small Growth Category, a group of funds that Morningstar	viewed as the most expensive segment of the U. S. mid and small
considers to have investment strategies similar to those of the	cap market, but this also slightly detracted over the period.
Fund, gained 8.18%. This result serves as a peer comparison and
is expressed net of operating expenses.	Strong stock selection by the Fund’s money managers was
the primary driver of excess return during the period, led by
RIM may assign a money manager a specific style or	outperforming holdings within the health care, financials, and
capitalization benchmark other than the Fund’s index. However,	consumer discretionary sectors.
the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s	The Fund’s money managers have non-discretionary assignments
benchmark index.	pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
How did market conditions affect the Fund’s performance?	which RIM purchases and sells securities for the Fund. With
The fiscal year ended October 31, 2018 saw the Fund outperform	respect to this portion of the Fund, RIM manages the Fund’s
the Russell 2500™ Index but underperform the Morningstar®	assets based upon the model portfolios provided by the Fund’s
Small Growth peer group. During the last two months of 2017	money managers. RIM also manages Fund assets not allocated to
through the end of August 2018, the U. S. mid and small cap	money manager strategies and the Fund’s cash balances.
equity market produced strong absolute returns. The rally was

264 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

With respect to certain of the Fund’s money managers, Summit	leverage outperformed. From a sector perspective, the positioning
Creek Advisors LLC was the best performing money manager	strategy was overweight the financials and industrials sectors and
for the fiscal year and outperformed the Russell 2500™ Growth	underweight the health care and technology sectors which had an
Index. Stock selection within the health care, technology, and	overall negative impact on benchmark relative performance.
consumer discretionary sectors positively impacted benchmark	During the period, RIM partially equitized the Fund’s cash using
relative performance. Sector allocation was also positive due to	index futures contracts to provide the Fund with greater market
overweights to the technology and health care sectors as well as	exposure. This had a positive impact on the Fund’s absolute
underweights to the materials and industrials sectors. From a	performance.
factor perspective, an overweight to companies with lower levels
of financial leverage and a tilt towards companies with high	Describe any changes to the Fund’s structure or the money
forecasted earnings growth was also beneficial.	manager line-up.
Snow Capital Management L. P. faced the strongest headwinds	In December 2017, RIM hired Falcon Point Capital, LLC and
over the fiscal year and underperformed the Russell 2500™	Copeland Capital Management, LLC and terminated Luther King
Value Index. Underperforming holdings within the health care	Capital Management Corporation from the Fund. These changes
and consumer staples sectors were the primary detractors over the	were undertaken in order to improve the excess return potential
period. The money manager’s contrarian investment philosophy	and diversification within the Fund as well as to provide greater
led to a tilt away from stocks with high price momentum as well	flexibility to achieve preferred positioning and a focus on stock
as an overweight to the financials sector which also negatively	selection.
impacted performance.	Money Managers as of October 31,
During the period, RIM utilized a positioning strategy which is	2018	Styles
designed with the dual mandate of improving the Fund’s after-	Ancora Advisors, LLC	Market Oriented
	Chartwell Investment Partners, LLC	Value
tax returns as well as controlling Fund-level exposures and risks	Copeland Capital Management, LLC	Market Oriented
through the purchase of a stock portfolio. Because RIM controls	Falcon Point Capital, LLC	Growth
all trading for the Fund, RIM managed the tax lots of the Fund	Snow Capital Management, L. P.	Value
and harvested losses and deferred capital gains with respect to	Summit Creek Advisors LLC	Growth
certain securities during the fiscal year in order to improve the	The views expressed in this report reflect those of the
after-tax returns of the Fund. Additionally, using the output from	portfolio managers only through the end of the period
a quantitative model, the strategy seeks to position the portfolio	covered by the report. These views do not necessarily
to meet RIM’s overall preferred positioning with respect to Fund	represent the views of RIM, or any other person in RIM or
exposures along factor and industry dimensions. The Fund’s	any other affiliated organization. These views are subject to
active positioning strategy provided exposure to RIM’s strategic	change at any time based upon market conditions or other
equity beliefs associated with value, quality, and low volatility	events, and RIM disclaims any responsibility to update the
factors. During the fiscal year, the strategy underperformed the	views contained herein. These views should not be relied on
Russell 2500™ Index as both value and low volatility factors	as investment advice and, because investment decisions for
lagged in the U. S. mid and small cap equity market. The impact	a Russell Investment Company (“RIC”) Fund are based on
of quality positioning was mixed as more profitable companies	numerous factors, should not be relied on as an indication
underperformed, while those with lower levels of financial	of investment decisions of any RIC Fund.

Tax-Managed U.S. Mid & Small Cap Fund 265

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** Russell 2500TM Index is composed of the bottom 500 stocks in the Russell 1000® Index and all the stocks in the Russell 2000® Index. The Russell 2500TM Index return reflect adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

‡ The Fund’s performance inception date for Class A Shares was May 28, 2010.  The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

266 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fess; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,003.50	$1,017.69
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.52	$7.58

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$999.50	$1,014.06
	Expenses Paid During Period*	$11.14	$11.22
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.21%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,003.50	$1,017.85
of other funds.	Expenses Paid During Period*	$7.37	$7.43

* Expenses are equal to the Fund's annualized expense ratio of 1.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Mid & Small Cap Fund 267

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,005.20	$1,019.61
Expenses Paid During Period*	$5.61	$5.65

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,004.90	$1,019.11
Expenses Paid During Period*	$6.11	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

268 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.9%			KAR Auction Services, Inc.	23,734	1,351
Consumer Discretionary - 14.7%			Liberty Braves Group Class C(Æ)	45,066	1,167
1-800-Flowers. com, Inc. Class A(Æ)	14,360	150	Liberty Broadband Corp. Class C(Æ)	633	53
Aaron's, Inc. Class A	5,967	281	Liberty Media Corp. -Liberty Formula One
American Axle & Manufacturing Holdings,			Class C(Æ)	7,273	241
Inc. (Æ)	8,987	136	Liberty SiriusXM Group Class C(Æ)	28,550	1,178
Aramark	13,373	480	Lithia Motors, Inc. Class A	8,395	748
Barnes & Noble Education, Inc. (Æ)	100,386	573	LKQ Corp. (Æ)	63,022	1,719
Beazer Homes USA, Inc. (Æ)	83,830	739	Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	67,756	810
Big Lots, Inc. (Ñ)	60,710	2,521	Matthews International Corp. Class A	11,725	488
Bloomin' Brands, Inc.	15,792	315	Michael Kors Holdings, Ltd. (Æ)	10,939	606
Brinker International, Inc. (Ñ)	5,264	228	Monro Muffler Brake, Inc.	28,154	2,095
Buckle, Inc. (The)(Ñ)	20,358	415	Murphy USA, Inc. (Æ)	1,877	151
Burlington Stores, Inc. (Æ)	14,503	2,487	National Presto Industries, Inc. (Ñ)	425	53
Cable One, Inc.	1,352	1,211	Nielsen Holdings PLC	15,194	395
Caesars Entertainment Corp. (Æ)(Ñ)	68,157	585	Nutrisystem, Inc.	5,461	194
Callaway Golf Co.	14,281	306	NVR, Inc. (Æ)	62	139
Carter's, Inc.	8,753	840	Ollie's Bargain Outlet Holdings, Inc. (Æ)	56,835	5,280
Cheesecake Factory, Inc. (The)(Ñ)	69,114	3,341	Oxford Industries, Inc.	8,339	742
Chegg, Inc. (Æ)	37,464	1,022	Points International, Ltd. (Å)(Æ)	16,316	203
Chico's FAS, Inc.	10,882	83	Polaris Industries, Inc.	7,336	653
Cimpress NV(Æ)	544	68	Pool Corp.	18,158	2,647
Cinemark Holdings, Inc.	7,787	324	PulteGroup, Inc.	19,780	486
Columbia Sportswear Co.	798	72	Qurate Retail Group Class A(Æ)	96,604	2,120
Conn's, Inc. (Æ)	38,337	1,065	Ralph Lauren Corp. Class A	28,453	3,688
Cooper Tire & Rubber Co.	36,493	1,127	Red Robin Gourmet Burgers, Inc. (Æ)	2,684	81
Dana Holding Corp.	9,122	142	REV Group, Inc. (Ñ)	41,346	451
Dave & Buster's Entertainment, Inc.	9,920	591	Scholastic Corp.	30,189	1,310
Deckers Outdoor Corp. (Æ)	10,198	1,297	Service Corp. International	14,869	617
DineEquity, Inc.	22,666	1,837	ServiceMaster Global Holdings, Inc. (Æ)	15,351	658
Domino's Pizza, Inc.	7,308	1,964	Shoe Carnival, Inc.	6,564	267
Dorman Products, Inc. (Æ)	22,824	1,803	Shutterfly, Inc. (Æ)	17,230	862
DSW, Inc. Class A	46,952	1,247	Signet Jewelers, Ltd.	1,000	56
Duluth Holdings, Inc. Class B(Æ)	39,018	1,199	Skechers U. S. A. , Inc. Class A(Æ)	73,296	2,094
Eldorado Resorts, Inc. (Æ)	79,622	2,906	SodaStream International, Ltd. (Æ)	11,459	1,643
Ethan Allen Interiors, Inc.	16,293	312	Standard Motor Products, Inc.	5,403	292
Expedia, Inc.	4,492	563	Strategic Eduation, Inc. (Æ)	14,503	1,825
First Cash Financial Services, Inc.	15,685	1,261	TEGNA, Inc.	6,655	77
Five Below, Inc. (Æ)	38,232	4,352	Tenneco, Inc. Class A	17,840	614
Fortress Transportation & Infrastructure			Tiffany & Co.	4,995	556
Investors LLC(Ñ)(Þ)	83,177	1,385	Toll Brothers, Inc.	33,625	1,132
Fortune Brands Home & Security, Inc.	11,380	510	Tractor Supply Co.	10,628	977
GameStop Corp. Class A(Ñ)	14,268	208	Tribune Publishing Co. (Æ)(Ñ)	28,181	425
Gannett Co. , Inc.	3,383	33	Tupperware Brands Corp.	2,897	102
Gentex Corp.	12,980	273	Urban Outfitters, Inc. (Æ)	23,046	909
Gentherm, Inc. (Æ)	63,031	2,751	Vail Resorts, Inc.	589	148
Goodyear Tire & Rubber Co. (The)	9,881	208	WABCO Holdings, Inc. (Æ)(Ñ)	3,472	373
Graham Holdings Co. Class B	599	348	Wyndham Hotels & Resorts, Inc.	2,673	132
Grand Canyon Education, Inc. (Æ)	31,749	3,959	Wyndham Worldwide Corp.	2,673	96
Guess?, Inc.	19,942	424
H&R Block, Inc.	13,659	363			94,895
Hamilton Beach Brands Holding Co. Class A	1,600	37
Hanesbrands, Inc.	10,236	176	Consumer Staples - 3.6%
Interpublic Group of Cos. , Inc. (The)	40,043	927	Andersons, Inc. (The)	1,780	64
J Alexander's Holdings, Inc. (Å)(Æ)	72,079	760	Calavo Growers, Inc. (Ñ)	11,670	1,132
Jack in the Box, Inc.	20,536	1,621	Casey's General Stores, Inc.	17,162	2,164
John Wiley & Sons, Inc. Class A	3,050	165	Church & Dwight Co. , Inc.	5,862	348
			Core-Mark Holding Co. , Inc.	22,805	876

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 269

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Energizer Holdings, Inc. (Æ)	63,929	3,612	Alliance Data Systems Corp.	1,094	226
Hain Celestial Group, Inc. (The)(Æ)	46,371	1,154	Ally Financial, Inc.	65,827	1,673
Herbalife, Ltd. (Æ)	2,492	133	American Campus Communities, Inc. (ö)	7,663	303
Ingredion, Inc.	17,366	1,757	American Equity Investment Life Holding
J&J Snack Foods Corp.	4,442	694	Co.	110,269	3,443
JM Smucker Co. (The)	6,464	700	American Financial Group, Inc.	4,297	430
Lancaster Colony Corp.	8,002	1,371	American Homes 4 Rent Class A(ö)	43,495	916
Medifast, Inc.	7,437	1,574	American National Insurance Co.	1,564	193
MGP Ingredients, Inc. (Ñ)	5,280	376	Annaly Capital Management, Inc. (ö)	9,670	95
Nomad Foods, Ltd. (Æ)	103,406	1,975	Apartment Investment & Management Co.
Nu Skin Enterprises, Inc. Class A	2,533	178	Class A(ö)	7,894	340
PetMed Express, Inc. (Ñ)	17,579	491	Arch Capital Group, Ltd. (Æ)	6,306	179
Pilgrim's Pride Corp. (Æ)	60,243	1,064	Ares Capital Corp.	2,664	46
Post Holdings, Inc. (Æ)	5,407	478	Argo Group International Holdings, Ltd.	33,529	2,066
Sanderson Farms, Inc.	16,357	1,609	Arthur J Gallagher & Co.	4,489	332
Seaboard Corp.	67	259	Ashford Hospitality Trust, Inc. (ö)	46,366	239
TreeHouse Foods, Inc. (Æ)	12,630	576	Aspen Insurance Holdings, Ltd.	7,130	299
Tyson Foods, Inc. Class A	4,513	270	Assurant, Inc.	5,539	538
Universal Corp.	3,061	208	Assured Guaranty, Ltd.	12,463	498
		23,063	Athene Holding, Ltd. Class A(Æ)	11,194	512
			Axis Capital Holdings, Ltd.	5,244	293
Energy - 2.9%			Axos Financial, Inc. (Æ)(Ñ)	34,223	1,039
Arch Coal, Inc. Class A	5,735	550	Banco Latinoamericano de Comercio Exterior
Cabot Oil & Gas Corp.	8,079	196	SA Class E	6,718	115
Concho Resources, Inc. (Æ)	15,174	2,111	Bancorp, Inc. (The)(Æ)	39,748	417
CONSOL Energy, Inc. (Æ)	13,056	520	BancorpSouth Bank	50,571	1,451
Diamondback Energy, Inc.	7,702	865	Bank OZK	25,224	690
Energen Corp. (Æ)	5,905	425	BankUnited, Inc.	6,889	228
Exterran Corp. (Æ)	3,009	63	Brighthouse Financial, Inc. (Æ)	16,173	641
First Solar, Inc. (Æ)	4,127	173	Brightsphere Investment Group(Æ)	37,506	428
Green Plains, Inc.	14,705	251	Brixmor Property Group, Inc. (ö)	17,882	290
Gulfport Energy Corp. (Æ)	97,602	889	Broadridge Financial Solutions, Inc.	9,174	1,073
Helix Energy Solutions Group, Inc. (Æ)	67,777	577	Brown & Brown, Inc.	3,441	97
Helmerich & Payne, Inc.	4,679	291	Camden Property Trust (ö)	3,242	293
Marathon Petroleum Corp.	5,039	355	Cannae Holdings, Inc. (Æ)	73,221	1,352
Matador Resources Co. (Æ)	18,877	544	Capitol Federal Financial, Inc.	15,238	189
McDermott International, Inc. (Æ)	88,051	681	Capstead Mortgage Corp. (ö)	25,262	173
Oil States International, Inc. (Æ)	2,537	57	Cboe Global Markets, Inc.	3,885	438
Parsley Energy, Inc. Class A(Æ)	61,254	1,435	Cedar Realty Trust, Inc. (ö)	19,365	73
Patterson-UTI Energy, Inc.	87,124	1,450	CenterState Bank Corp.	62,231	1,530
PBF Energy, Inc. Class A	36,045	1,508	Central Pacific Financial Corp.	8,782	237
Phillips 66 Partners, LP(Ñ)	4,441	217	Chimera Investment Corp. (ö)	14,216	264
Range Resources Corp.	86,631	1,373	CNO Financial Group, Inc.	91,682	1,733
REX American Resources Corp. (Æ)	11,703	868	Colony Capital, Inc. (ö)	36,128	212
Ring Energy, Inc. (Æ)	120,403	858	Columbia Banking System, Inc.	34,327	1,273
Southwestern Energy Co. (Æ)	3,395	18	Columbia Financial, Inc. (Æ)	54,613	824
SRC Energy, Inc. (Æ)	87,594	620	Commerce Bancshares, Inc.	4,719	300
SunCoke Energy, Inc. (Æ)	51,597	578	Community Bank System, Inc.	28,319	1,654
Unit Corp. (Æ)	41,062	950	CoreCivic, Inc. (Æ)	5,353	120
WPX Energy, Inc. (Æ)	14,097	226	CoreSite Realty Corp. Class A(ö)	5,058	475
			Cowen Group, Inc. Class A(Æ)(Ñ)	22,540	334
		18,649	Cullen/Frost Bankers, Inc.	3,615	354
			CVB Financial Corp.	10,947	239
Financial Services - 25.1%			CyrusOne, Inc. (ö)	15,218	810
AGNC Investment Corp. (Æ)	26,987	481	Diamond Hill Investment Group, Inc.	1,218	210
Alexandria Real Estate Equities, Inc. (ö)	6,491	793	Duke Realty Corp. (ö)	62,146	1,713
Alleghany Corp.	1,211	727	Dun & Bradstreet Corp. (The)	17,102	2,433

See accompanying notes which are an integral part of the financial statements.

270 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
E*Trade Financial Corp.	12,782	632	JBG Smith Properties (ö)	27,674	1,037
Eagle Bancorp, Inc. (Æ)	3,504	172	Kearny Financial Corp. (Þ)	98,365	1,273
East West Bancorp, Inc.	9,666	507	Kennedy-Wilson Holdings, Inc.	32,632	619
Eaton Vance Corp.	4,476	202	KeyCorp	84,628	1,537
Enova International, Inc. (Æ)	30,176	714	Kilroy Realty Corp. (ö)	3,359	231
EPR Properties (ö)	4,013	276	Lamar Advertising Co. Class A(ö)	6,141	450
Equity Commonwealth (ö)	5,469	163	LaSalle Hotel Properties (ö)	6,953	230
Equity LifeStyle Properties, Inc. Class A(ö)	1,461	138	Lazard, Ltd. Class A	16,058	638
Erie Indemnity Co. Class A	4,852	629	Legg Mason, Inc.	8,717	246
Essent Group, Ltd. (Æ)	8,154	321	LendingTree, Inc. (Æ)(Ñ)	6,039	1,218
Euronet Worldwide, Inc. (Æ)	11,467	1,275	Life Storage, Inc. (Æ)(ö)	4,997	471
Evercore, Inc. Class A	6,874	562	MarketAxess Holdings, Inc.	4,731	992
Everest Re Group, Ltd.	1,701	371	MB Financial, Inc.	119	5
Extra Space Storage, Inc. (ö)	3,027	273	Medical Properties Trust, Inc. (ö)	24,356	362
FactSet Research Systems, Inc.	4,286	959	MFA Financial, Inc. (ö)	47,040	326
Fair Isaac Corp. (Æ)	15,352	2,958	MGIC Investment Corp. (Æ)	182,545	2,229
FCB Financial Holdings, Inc. Class A(Æ)	894	35	Mid-America Apartment Communities, Inc.
Federal Agricultural Mortgage Corp. Class C	8,229	575	(ö)	17,247	1,685
Federal Realty Investment Trust (ö)	739	92	MSCI, Inc. Class A	26,004	3,910
Federated Investors, Inc. Class B	10,124	250	National General Holdings Corp.	74,778	2,083
First American Financial Corp.	7,681	341	National Health Investors, Inc. (ö)	9,338	686
First Commonwealth Financial Corp.	97,625	1,318	National Retail Properties, Inc. (ö)	7,639	357
First Financial Bancorp	42,154	1,103	National Western Life Group, Inc. Class A	785	211
First Financial Corp.	4,404	202	Navient Corp.	19,268	223
First Hawaiian, Inc.	8,276	205	Navigators Group, Inc. (The)	5,082	351
First Industrial Realty Trust, Inc. (ö)	90,342	2,774	New York Community Bancorp, Inc.	37,219	357
First Midwest Bancorp, Inc.	7,424	170	NMI Holdings, Inc. Class A(Æ)	16,503	349
First Republic Bank	29,628	2,696	Northwest Bancshares, Inc.	8,090	131
FNB Corp.	64,416	762	OFG Bancorp	156,250	2,670
FNF Group	3,491	117	Old National Bancorp	27,918	498
Forest City Realty Trust, Inc. Class A(ö)	13,579	342	Oritani Financial Corp.	8,387	123
Four Corners Property Trust, Inc. (ö)	7,233	189	PacWest Bancorp	26,097	1,060
Fulton Financial Corp.	17,139	274	Park Hotels & Resorts, Inc. (ö)	87,168	2,534
Gaming and Leisure Properties, Inc. (ö)	10,931	368	Pebblebrook Hotel Trust (Ñ)(ö)	29,173	983
Genworth Financial, Inc. Class A(Æ)	108,399	464	People's Utah Bancorp	5,621	188
GEO Group, Inc. (The)(ö)	7,727	171	Popular, Inc.	31,311	1,628
Glacier Bancorp, Inc.	37,575	1,593	PRA Group, Inc. (Æ)(Ñ)	32,486	1,002
Great Western Bancorp, Inc.	32,086	1,176	Primerica, Inc.	2,921	321
Green Dot Corp. Class A(Æ)	20,190	1,529	ProAssurance Corp.	5,796	255
Greenhill & Co. , Inc.	41,617	918	Prologis, Inc. (ö)	62,418	4,024
Hanover Insurance Group, Inc. (The)	41,111	4,579	Prosperity Bancshares, Inc.	13,117	853
HarborOne Bancorp, Inc. (Æ)	20,944	381	PS Business Parks, Inc. (ö)	3,323	434
Hartford Financial Services Group, Inc.	3,302	150	Radian Group, Inc.	48,956	939
Healthcare Realty Trust, Inc. (ö)	47,094	1,312	Raymond James Financial, Inc.	4,148	318
Healthcare Trust of America, Inc. Class A(ö)	11,235	295	Rayonier, Inc. (ö)	14,986	453
Highwoods Properties, Inc. (ö)	11,268	480	RE/MAX Holdings, Inc. Class A	6,188	231
Hilltop Holdings, Inc.	11,471	228	Realogy Holdings Corp. (Ñ)	11,250	215
Home BancShares, Inc.	28,236	538	Redwood Trust, Inc. (ö)	12,427	204
Houlihan Lokey, Inc. Class A	15,496	638	Regency Centers Corp. (ö)	3,302	209
Huntington Bancshares, Inc.	23,662	339	Reinsurance Group of America, Inc. Class A	2,529	360
Iberiabank Corp.	190	14	RenaissanceRe Holdings, Ltd.	582	71
Independence Realty Trust, Inc. (ö)	92,943	921	Retail Opportunity Investments Corp. (ö)	34,476	606
Independent Bank Group, Inc.	26,222	1,519	Retail Properties of America, Inc. Class A(ö)	107,248	1,316
Invesco Mortgage Capital, Inc. (ö)	14,541	219	RMR Group, Inc. (The) Class A	7,070	536
Iron Mountain, Inc. (ö)	3,548	109	Ryman Hospitality Properties, Inc. (ö)	12,174	945
iStar, Inc. (ö)	16,287	171	Sabra Health Care, Inc. (ö)	56,838	1,231
Jack Henry & Associates, Inc.	8,566	1,283	Sandy Spring Bancorp, Inc.	26,914	957

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 271

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SEI Investments Co.	12,878	688	Henry Schein, Inc. (Æ)	16,465	1,367
Select Income (ö)	8,969	170	Hologic, Inc. (Æ)	9,896	386
Selective Insurance Group, Inc.	83,304	5,402	Icon PLC(Æ)	19,805	2,735
Senior Housing Properties Trust (ö)	11,212	180	ICU Medical, Inc. (Æ)	264	67
ServisFirst Bancshares, Inc.	764	27	Integra LifeSciences Holdings Corp. (Æ)	43,923	2,353
Signature Bank(Ñ)	11,107	1,221	Invacare Corp.	20,732	268
SLM Corp. (Æ)	75,562	766	Ionis Pharmaceuticals, Inc. (Æ)(Ñ)	7,245	359
South State Corp.	15,125	1,024	K2M Group Holdings, Inc. (Æ)	47,366	1,297
Starwood Property Trust, Inc. (ö)	20,167	438	LHC Group, Inc. (Æ)	44,785	4,095
State Bank Financial Corp.	46,894	1,199	LifePoint Health, Inc. (Æ)	1,518	98
Sterling Bancorp	86,536	1,556	Ligand Pharmaceuticals, Inc. Class B(Æ)	14,182	2,337
Sun Communities, Inc. (ö)	25,450	2,557	Medidata Solutions, Inc. (Æ)	18,091	1,272
SVB Financial Group(Æ)	17,879	4,241	MEDNAX, Inc. (Æ)	4,820	199
Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	6,701	149	MiMedx Group, Inc. (Æ)(Ñ)	67,916	395
Torchmark Corp.	4,088	346	Molina Healthcare, Inc. (Æ)	4,848	615
Towne Bank	27,988	787	NeoGenomics, Inc. (Æ)	108,494	2,001
TransUnion	1,872	123	Neurocrine Biosciences, Inc. (Æ)	7,351	788
TriState Capital Holdings, Inc. (Æ)	3,143	79	NextGen Healthcare, Inc. (Æ)	2,976	44
Two Harbors Investment Corp. (ö)	12,627	186	Omnicell, Inc. (Æ)	52,873	3,738
UMB Financial Corp.	21,129	1,349	Orthofix Medical, Inc. (Æ)	4,798	292
Umpqua Holdings Corp.	90,380	1,735	Perrigo Co. PLC	9,205	647
United Community Banks, Inc.	60,617	1,508	PRA Health Sciences, Inc. (Æ)	20,317	1,968
Universal Insurance Holdings, Inc.	8,695	365	Premier, Inc. Class A(Æ)	24,476	1,101
Voya Financial, Inc.	85,469	3,740	Prestige Brands Holdings, Inc. (Æ)	5,321	192
Waddell & Reed Financial, Inc. Class A(Ñ)	13,770	263	PTC Therapeutics, Inc. (Æ)	9,522	367
Washington Federal, Inc.	8,847	249	Quest Diagnostics, Inc.	26,858	2,528
Webster Financial Corp.	30,614	1,801	Repligen Corp. (Æ)	17,274	937
World Acceptance Corp. (Æ)	5,306	539	ResMed, Inc.	9,560	1,013
WR Berkley Corp.	3,831	291	Retrophin, Inc. (Æ)	3,745	96
WSFS Financial Corp.	8,031	342	Sarepta Therapeutics, Inc. (Æ)	13,002	1,739
Zions Bancorporation	28,012	1,318	Seattle Genetics, Inc. (Æ)	4,553	255
		161,326	Steris PLC	20,966	2,292
			Teleflex, Inc.	1,081	260
Health Care - 11.8%			Triple-S Management Corp. Class B(Æ)	23,410	402
Abiomed, Inc. (Æ)	888	303	US Physical Therapy, Inc.	26,966	2,899
Acadia Healthcare Co. , Inc. (Æ)	1,098	46	Utah Medical Products, Inc.	5,390	470
Align Technology, Inc. (Æ)	11,720	2,592	Varian Medical Systems, Inc. (Æ)	2,594	310
Allscripts Healthcare Solutions, Inc. (Æ)	6,289	75	Veeva Systems, Inc. Class A(Æ)	6,119	559
AMAG Pharmaceuticals, Inc. (Æ)	53,095	1,141	WellCare Health Plans, Inc. (Æ)	19,836	5,474
Athenahealth, Inc. (Æ)	5,352	683	West Pharmaceutical Services, Inc.	4,482	475
BioMarin Pharmaceutical, Inc. (Æ)	6,090	561	Zimmer Biomet Holdings, Inc.	3,762	427
Bio-Rad Laboratories, Inc. Class A(Æ)	2,258	616			75,612
Bio-Techne Corp. (Æ)	19,172	3,215
BioTelemetry, Inc. (Æ)	117,064	6,801	Materials and Processing - 5.6%
Cambrex Corp. (Æ)	1,300	69	A. Schulman, Inc. (Å)(Æ)(Š)	14,859	28
Cantel Medical Corp.	11,300	894	AAON, Inc.	11,226	387
Centene Corp. (Æ)	6,254	815	Acuity Brands, Inc.	7,550	949
Charles River Laboratories International,			Agnico-Eagle Mines, Ltd.	29,697	1,050
Inc. (Æ)	7,982	972	Albemarle Corp.	2,994	297
Chemed Corp.	4,665	1,420	Apogee Enterprises, Inc.	18,385	664
Cooper Cos. , Inc. (The)	2,058	532	Armstrong Flooring, Inc. (Æ)	32,775	510
CorVel Corp. (Æ)	270	16	Ashland Global Holdings, Inc.	2,458	182
DexCom, Inc. (Æ)	7,077	940	Balchem Corp.	20,807	1,949
Encompass Health Corp. (Æ)	13,779	927	Ball Corp.	4,714	211
Ensign Group, Inc. (The)	29,828	1,105	Belden, Inc.	3,675	199
Exact Sciences Corp. (Æ)	8,202	583	Cabot Microelectronics Corp.	8,305	811
Haemonetics Corp. (Æ)	20,950	2,189	Carpenter Technology Corp.	15,386	671

See accompanying notes which are an integral part of the financial statements.

272 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Century Aluminum Co. (Æ)	71,706	569	Allegiant Travel Co. Class A	1,795	205
CF Industries Holdings, Inc.	24,055	1,155	Allegion PLC	17	1
Compass Minerals International, Inc.	5,721	278	Allied Motion Technologies, Inc.	8,306	363
Crown Holdings, Inc. (Æ)	5,723	242	Allison Transmission Holdings, Inc. Class A	31,969	1,409
Eagle Materials, Inc.	8,920	659	Altra Industrial Motion Corp.	28,626	924
FMC Corp.	16,213	1,266	AO Smith Corp.	22,536	1,026
GCP Applied Technologies, Inc. (Æ)	39,690	1,031	Applied Industrial Technologies, Inc.	4,000	263
Global Brass & Copper Holdings, Inc.	16,735	529	ArcBest Corp.	32,686	1,213
Hexcel Corp.	1,255	73	ASGN, Inc. (Æ)	6,426	431
Ingevity Corp. (Æ)	3,946	359	Atlas Air Worldwide Holdings, Inc. (Æ)	13,888	717
Innophos Holdings, Inc.	11,114	326	Avery Dennison Corp.	4,784	434
Innospec, Inc.	4,161	278	Babcock & Wilcox Co. (The)(Æ)	67,644	3,954
Insteel Industries, Inc.	16,406	429	Badger Meter, Inc.	10,389	510
ITT, Inc.	39,309	1,985	Barnes Group, Inc.	28,739	1,627
LB Foster Co. Class A(Æ)	5,089	93	Booz Allen Hamilton Holding Corp. Class A	9,028	447
Lennox International, Inc.	3,222	680	Brady Corp. Class A	48,416	1,951
Martin Marietta Materials, Inc.	1,536	263	Brink's Co. (The)	12,310	816
Minerals Technologies, Inc.	21,553	1,180	Carlisle Cos. , Inc.	3,258	315
Mueller Water Products, Inc. Class A	100,141	1,027	Colfax Corp. (Æ)	13,571	380
NewMarket Corp.	1,978	763	Commercial Vehicle Group, Inc. (Æ)	57,517	385
Owens Corning	3,111	147	Copart, Inc. (Æ)	2,806	137
Owens-Illinois, Inc.	79,470	1,245	CoStar Group, Inc. (Æ)	10,152	3,669
Packaging Corp. of America	4,726	434	Crane Co.	6,145	535
PGT Innovations, Inc. (Æ)	71,512	1,449	Dycom Industries, Inc. (Æ)	10,396	706
Platform Specialty Products Corp. (Æ)	158,990	1,720	Echo Global Logistics, Inc. (Æ)	48,039	1,235
PolyOne Corp.	6,686	216	Electronics For Imaging, Inc. (Æ)	4,867	148
Quaker Chemical Corp.	3,071	552	EMCOR Group, Inc.	19	1
Rayonier Advanced Materials, Inc.	48,417	599	Ennis, Inc.	9,292	180
RBC Bearings, Inc. (Æ)	1,937	286	EnPro Industries, Inc.	15,602	970
Reliance Steel & Aluminum Co.	4,945	390	ESCO Technologies, Inc.	40,946	2,507
RPM International, Inc.	6,601	404	Esterline Technologies Corp. (Æ)	2,592	304
Schweitzer-Mauduit International, Inc.	2,050	65	ExlService Holdings, Inc. (Æ)	4,894	314
Sensient Technologies Corp.	12,567	815	Exponent, Inc.	892	45
Sonoco Products Co.	3,919	214	Flir Systems, Inc.	26,950	1,248
Steel Dynamics, Inc.	7,194	285	Flowserve Corp.	7,313	336
Timken Co. (The)	7,203	285	Fluor Corp.	1,703	75
Trex Co. , Inc. (Æ)	1,850	113	Forward Air Corp.	3,832	230
Trinseo SA	12,619	680	Franklin Electric Co. , Inc.	24,410	1,035
Unifi, Inc. (Æ)	25,713	589	Frontdoor, Inc. (Æ)	7,675	261
United States Steel Corp.	27,128	720	FTI Consulting, Inc. (Æ)	2,997	207
Universal Forest Products, Inc.	7,875	223	Genesee & Wyoming, Inc. Class A(Æ)	10,257	813
Valvoline, Inc.	13,936	278	Genpact, Ltd.	53,372	1,463
Venator Materials PLC(Æ)	1	—	Graco, Inc.	4,371	178
Versum Materials, Inc.	26,874	848	Granite Construction, Inc.	4,810	220
Vulcan Materials Co.	13,817	1,397	Greenbrier Cos. , Inc.	24,147	1,146
Watsco, Inc.	4,901	726	Hawaiian Holdings, Inc.	4,002	138
WR Grace & Co.	2,986	193	Healthcare Services Group, Inc. (Ñ)	63,955	2,596
		35,966	HEICO Corp.	27,612	2,315
			Herman Miller, Inc.	22,678	747
Producer Durables - 13.4%			HNI Corp.	4,654	176
ACCO Brands Corp.	72,102	582	Hubbell, Inc. Class B	3,860	393
AECOM(Æ)	21,396	623	Huntington Ingalls Industries, Inc.	361	79
Aegion Corp. Class A(Æ)	13,366	259	IDEX Corp.	2,087	265
AGCO Corp.	5,426	304	Insperity, Inc.	1,176	129
Air Lease Corp. Class A	7,726	294	Jacobs Engineering Group, Inc.	8,389	630
Aircastle, Ltd.	8,190	159	JetBlue Airways Corp. (Æ)	35,135	588
Alaska Air Group, Inc.	7,582	466	John Bean Technologies Corp.	323	34

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 273

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Kansas City Southern	1,553	158	Alarm. com Holdings, Inc. (Æ)	16,368	728
Kennametal, Inc.	7,690	273	Anixter International, Inc. (Æ)	5,435	357
Keysight Technologies, Inc. (Æ)	22,599	1,290	Ansys, Inc. (Æ)	655	98
Kimball International, Inc. Class B	31,936	526	Arista Networks, Inc. (Æ)	2,343	540
Kirby Corp. (Æ)	20,475	1,473	ARRIS International PLC(Æ)	13,909	346
Knight-Swift Transportation Holdings, Inc.			Arrow Electronics, Inc. (Æ)	7,490	507
(Æ)	9,433	302	Avaya Holdings Corp. (Æ)	65,084	1,069
Knoll, Inc.	34,980	694	Avnet, Inc.	5,180	208
Korn/Ferry International(Ñ)	32,136	1,451	AVX Corp.	13,874	231
Littelfuse, Inc.	10,875	1,970	Black Knight, Inc. (Æ)	10,161	496
Lydall, Inc. (Æ)	4,461	133	Bottomline Technologies, Inc. (Æ)	18,772	1,251
Macquarie Infrastructure Corp.	5,026	186	Box, Inc. Class A(Æ)(Ñ)	28,398	511
Manitowoc Co. , Inc. (The)(Æ)	1,863	34	CA, Inc.	59,854	2,655
ManpowerGroup, Inc.	779	59	CACI International, Inc. Class A(Æ)	13,496	2,408
MAXIMUS, Inc.	30,169	1,960	Carbonite, Inc. (Æ)	77,748	2,660
Middleby Corp. (Æ)	6,648	747	Cars. com, Inc. (Æ)	2,318	61
MSC Industrial Direct Co. , Inc. Class A	6,490	526	Cirrus Logic, Inc. (Æ)	6,701	251
National Instruments Corp.	6,580	322	Cognex Corp.	9,157	392
Navigant Consulting, Inc.	8,155	176	Conduent, Inc. (Æ)	126,184	2,410
Nordson Corp.	5,189	637	Cornerstone OnDemand, Inc. (Æ)	18,640	918
NV5 Global, Inc. (Æ)	27,189	2,123	Cypress Semiconductor Corp.	39,823	515
nVent Electric PLC	24,466	597	Diodes, Inc. (Æ)	27,037	816
Pentair PLC	12,564	504	Dolby Laboratories, Inc. Class A	20,289	1,396
Progressive Waste Solutions, Ltd.	7,312	559	Entegris, Inc.	73,831	1,959
Proto Labs, Inc. (Æ)	8,132	971	Envestnet, Inc. (Æ)	52,052	2,708
Regal Beloit Corp.	4,460	320	EPAM Systems, Inc. (Æ)	25,533	3,050
Robert Half International, Inc.	4,436	268	Fabrinet(Æ)	6,748	292
Rollins, Inc.	817	48	Finisar Corp. (Æ)	48,999	818
Rush Enterprises, Inc. Class A	35,594	1,260	FireEye, Inc. (Æ)	92,503	1,710
Saia, Inc. (Æ)	28,441	1,788	Five9, Inc. (Æ)	44,487	1,751
SkyWest, Inc.	26,427	1,514	FormFactor, Inc. (Æ)	114,373	1,400
Snap-on, Inc.	8,053	1,240	Fortinet, Inc. (Æ)	26,676	2,192
Spirit AeroSystems Holdings, Inc. Class A	1,567	132	Gartner, Inc. (Æ)	6,613	976
SPX Corp. (Æ)	27,301	800	GoDaddy, Inc. Class A(Æ)	24,884	1,821
Teledyne Technologies, Inc. (Æ)	425	94	GrubHub, Inc. (Æ)	24,161	2,241
Terex Corp.	4,352	145	Guidewire Software, Inc. (Æ)	16,464	1,465
Tetra Tech, Inc.	4,369	289	Harris Corp.	3,186	474
Toro Co. (The)	17,103	963	Integrated Device Technology, Inc. (Æ)	110,185	5,158
TriMas Corp. (Æ)	35,819	1,055	InterXion Holding NV(Æ)	24,825	1,461
Trimble Navigation, Ltd. (Æ)	53,406	1,996	IPG Photonics Corp. (Æ)	1,991	266
TrueBlue, Inc. (Æ)	37,773	881	Jabil Circuit, Inc.	13,540	335
UniFirst Corp.	1,948	291	Kimball Electronics, Inc. (Æ)(Þ)	40,657	748
United Rentals, Inc. (Æ)	12,333	1,481	Leidos Holdings, Inc.	16,341	1,059
Wabtec Corp. (Ñ)	15,241	1,250	LiveRamp Holdings, Inc. (Æ)	31,839	1,454
WageWorks, Inc. (Æ)	64,370	2,563	LogMeIn, Inc.	21,427	1,845
Watts Water Technologies, Inc. Class A	8,396	588	MACOM Technology Solutions Holdings, Inc.
Welbilt, Inc. (Æ)	25,298	474	(Æ)(Ñ)	23,092	325
WESCO International, Inc. (Æ)	5,349	268	ManTech International Corp. Class A	71,556	4,099
XPO Logistics, Inc. (Æ)	12,247	1,095	Marvell Technology Group, Ltd.	1	—
Xylem, Inc.	4,822	316	Mellanox Technologies, Ltd. (Æ)	4,058	344
YRC Worldwide, Inc. (Æ)(Þ)	30,987	256	Monolithic Power Systems, Inc.	12,574	1,485
Zebra Technologies Corp. Class A(Æ)	7,984	1,328	Motorola Solutions, Inc.	8,742	1,071
		86,485	NCR Corp. (Æ)	14,521	390
			ON Semiconductor Corp. (Æ)	9,500	162
Technology - 14.6%			Open Text Corp.	11,968	405
ADT, Inc. (Ñ)	55,664	431	Perspecta, Inc.	69,021	1,690
Advanced Micro Devices, Inc. (Æ)	8,044	146	PlayAGS, Inc. (Æ)	36,218	878

See accompanying notes which are an integral part of the financial statements.

274 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Plexus Corp. (Æ)	54,305	3,171		Vectren Corp.	33,470		2,394
Power Integrations, Inc.	3,692	208		Vistra Energy Corp. (Æ)	163,083		3,691
Progress Software Corp.	64,351	2,068		Vonage Holdings Corp. (Æ)	86,621		1,149
Proofpoint, Inc. (Æ)	4,681	426		Whiting Petroleum Corp. (Æ)	19,211		717
PTC, Inc. (Æ)	35,895	2,958					33,256
Qorvo, Inc. (Æ)	3,050	224

Qualys, Inc. (Æ)	11,825	842		Total Common Stocks
Rambus, Inc. (Æ)	18,176	158
RealPage, Inc. (Æ)	36,206	1,919		(cost $423,620)			623,511
Rogers Corp. (Æ)	8,570	1,055
Sanmina Corp. (Æ)	3,534	89		Short-Term Investments - 3.1%
ScanSource, Inc. (Æ)	4,847	188		U. S. Cash Management Fund(@)	19,898,456	(8)	19,899
Simulations Plus, Inc.	16,354	331		Total Short-Term Investments
Skyworks Solutions, Inc.	2,465	214		(cost $19,899)			19,899
Splunk, Inc. (Æ)	2,770	277
Super Micro Computer, Inc. (Æ)	179,273	2,348		Other Securities - 3.2%
Synaptics, Inc. (Æ)	6,813	256		U. S. Cash Collateral Fund(×)(@)	20,842,197	(8)	20,842
SYNNEX Corp.	2,799	217		Total Other Securities
Take-Two Interactive Software, Inc. (Æ)	26,772	3,450		(cost $20,842)			20,842
Teradata Corp. (Æ)	8,040	293
TrueCar, Inc. (Æ)	32,330	368
Tyler Technologies, Inc. (Æ)	9,589	2,030		Total Investments 103.2%
Ultimate Software Group, Inc. (Æ)	6,703	1,787		(identified cost $464,361)			664,252
Varonis Systems, Inc. (Æ)	3,137	192
Virtusa Corp. (Æ)	27,802	1,379		Other Assets and Liabilities, Net
Xilinx, Inc.	4,426	378	-	(3.2%)			(20,589)
		94,259		Net Assets - 100.0%			643,663

Utilities - 5.2%
8x8, Inc. (Æ)	37,202	639
Algonquin Power & Utilities Corp.	16,289	163
Alliant Energy Corp.	6,259	269
American States Water Co.	15,872	972
American Water Works Co. , Inc.	9,200	814
Antero Midstream GP LP(Ñ)	50,109	807
Aqua America, Inc.	10,235	333
Atmos Energy Corp.	4,700	437
Boingo Wireless, Inc. (Æ)	51,434	1,611
Clearway Energy, Inc. (Æ)	21,595	419
CMS Energy Corp.	58,037	2,874
CNX Resources Corp. (Æ)	51,235	802
Cogent Communications Holdings, Inc.	20,249	1,053
El Paso Electric Co.	22,796	1,301
Evergy, Inc.	5,339	299
Evolution Petroleum Corp.	55,273	569
GCI Liberty, Inc. Class A(Æ)	58,023	2,746
j2 Global, Inc.	9,404	685
National Fuel Gas Co.	13,338	724
NorthWestern Corp.	20,776	1,221
OGE Energy Corp.	4,306	156
ONE Gas, Inc.	9,629	760
Pinnacle West Capital Corp.	7,186	591
Portland General Electric Co.	8,773	395
RingCentral, Inc. Class A(Æ)	18,206	1,415
South Jersey Industries, Inc. (Ñ)	37,663	1,113
Southwest Gas Holdings, Inc.	18,121	1,400
UGI Corp.	13,896	737

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 275

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.2%
A. Schulman, Inc.	08/22/18	14,859	1.91	28	28
J Alexander's Holdings, Inc.	11/10/17	72,079	9.92	715	760
Points International, Ltd.	06/11/18	16,316	13.86	226	203
					991

For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

276 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	29	USD	5,292	12/18	(241)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(241)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$94,895	$—	$—	$—	$94,895	14.7
Consumer Staples	23,063	—	—	—	23,063	3.6
Energy	18,649	—	—	—	18,649	2.9
Financial Services	161,326	—	—	—	161,326	25.1
Health Care	75,612	—	—	—	75,612	11.8
Materials and Processing	35,938	—	28	—	35,966	5.6
Producer Durables	86,485	—	—	—	86,485	13.4
Technology	94,259	—	—	—	94,259	14.6
Utilities	33,256	—	—	—	33,256	5.2
Short-Term Investments	—	—	—	19,899	19,899	3.1
Other Securities	—	—	—	20,842	20,842	3.2
Total Investments	623,483	—	28	40,741	664,252	103.2
Other Assets and Liabilities, Net						(3.2)
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(241)	—	—	—	(241)	(—)*
Total Other Financial Instruments*	$(241)	$—	$—	$—	$(241)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.
See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 277

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$241

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,021

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,114)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

278 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$20,135	$—	$20,135
Total Financial and Derivative Assets		20,135	—	20,135
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$20,135	$—	$20,135

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$392	$—	$392	$—
Citigroup	1,914	—	1,914	—
Credit Suisse	487	—	487	—
Goldman Sachs	5,329	—	5,329	—
HSBC	963	—	963	—
Merrill Lynch	9,673	—	9,673	—
Societe Generale	1,377	—	1,377	—
Total	$20,135	$—	$20,135	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 279

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$464,361
Investments, at fair value(*)(>)	664,252
Receivables:
Dividends and interest	146
Dividends from affiliated funds	32
Investments sold	14,048
Fund shares sold	1,076
Variation margin on futures contracts	494
Total assets	680,048

Liabilities
Payables:
Investments purchased	13,774
Fund shares redeemed	810
Accrued fees to affiliates	640
Other accrued expenses	78
Variation margin on futures contracts	241
Payable upon return of securities loaned	20,842
Total liabilities	36,385

Net Assets	$643,663

See accompanying notes which are an integral part of the financial statements.

280 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$197,158
Shares of beneficial interest	242
Additional paid-in capital	446,263
Net Assets	$643,663

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$25.58
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$27.14
Class A — Net assets	$13,045,536
Class A — Shares outstanding ($. 01 par value)	510,050
Net asset value per share: Class C(#)	$21.80
Class C — Net assets	$13,358,892
Class C — Shares outstanding ($. 01 par value)	612,672
Net asset value per share: Class E(#)	$25.64
Class E — Net assets	$706,713
Class E — Shares outstanding ($. 01 par value)	27,565
Net asset value per share: Class M(#)	$26.84
Class M — Net assets	$26,676,321
Class M — Shares outstanding ($. 01 par value)	993,758
Net asset value per share: Class S(#)	$26.79
Class S — Net assets	$589,875,237
Class S — Shares outstanding ($. 01 par value)	22,014,846
Amounts in thousands
(*) Securities on loan included in investments	$20,135
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$40,741

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 281

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$6,373
Dividends from affiliated funds	397
Interest	2
Securities lending income (net)	253
Total investment income	7,025

Expenses
Advisory fees	6,164
Administrative fees	302
Custodian fees	97
Distribution fees - Class A	35
Distribution fees - Class C	106
Transfer agent fees - Class A	28
Transfer agent fees - Class C	28
Transfer agent fees - Class E	1
Transfer agent fees - Class M	47
Transfer agent fees - Class S	1,154
Professional fees	76
Registration fees	88
Shareholder servicing fees - Class C	35
Shareholder servicing fees - Class E	2
Trustees’ fees	19
Printing fees	82
Miscellaneous	27
Expenses before reductions	8,291
Expense reductions	(459)
Net expenses	7,832
Net investment income (loss)	(807)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,227)
Investments in Affiliates .	(1)
Futures contracts	3,021
Foreign currency-related transactions	(1)
Net realized gain (loss)	(208)
Net change in unrealized appreciation (depreciation) on:
Investments	18,292
Futures contracts	(1,114)
Net change in unrealized appreciation (depreciation)	17,178
Net realized and unrealized gain (loss)	16,970
Net Increase (Decrease) in Net Assets from Operations	$16,163

See accompanying notes which are an integral part of the financial statements.

282 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(807)	$(361)
Net realized gain (loss)	(208)	8,467
Net change in unrealized appreciation (depreciation)	17,178	91,765
Net increase (decrease) in net assets from operations	16,163	99,871

Distributions (i)
To shareholders
Class A	(73)	—
Class C	(93)	—
Class E	(4)	—
Class M	(103)	—
Class S	(2,886)	—
Net decrease in net assets from distributions	(3,159)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	84,970	47,378
Total Net Increase (Decrease) in Net Assets	97,974	147,249

Net Assets
Beginning of period	545,689	398,440
End of period (ii)	$643,663	$545,689

(i)    Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net realized gain.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $(598). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 283

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	111	$2,927	132	$3,015
Proceeds from reinvestment of distributions	3	72	—	—
Payments for shares redeemed	(118)	(3,106)	(104)	(2,404)
Net increase (decrease)	(4)	(107)	28	611
Class C
Proceeds from shares sold	91	2,062	89	1,769
Proceeds from reinvestment of distributions	4	93	—	—
Payments for shares redeemed	(119)	(2,721)	(124)	(2,464)
Net increase (decrease)	(24)	(566)	(35)	(695)
Class E
Proceeds from shares sold	1	20	16	363
Proceeds from reinvestment of distributions	—	4	—	—
Payments for shares redeemed	(2)	(58)	(399)	(8,996)
Net increase (decrease)	(1)	(34)	(383)	(8,633)
Class M(1)
Proceeds from shares sold	576	15,729	584	14,558
Proceeds from reinvestment of distributions	4	103	—	—
Payments for shares redeemed	(152)	(4,222)	(18)	(456)
Net increase (decrease)	428	11,610	566	14,102
Class S
Proceeds from shares sold	5,663	156,670	5,213	124,859
Proceeds from reinvestment of distributions	107	2,853	—	—
Payments for shares redeemed	(3,081)	(85,456)	(3,455)	(82,866)
Net increase (decrease)	2,689	74,067	1,758	41,993
Total increase (decrease)	3,088	$84,970	1,934	$47,378
(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

284 Tax-Managed U.S. Mid & Small Cap Fund

(This page intentionally left blank)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	From Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	24.96	(. 10)	. 87	. 77	—	(. 15)
October 31, 2017	20.15	(. 07)	4.88	4.81	—	—
October 31, 2016	20.26	(. 04)	. 03	(. 01)	—	(. 10)
October 31, 2015	21.65	(. 10)	(. 04)	(. 14)	—	(1.25)
October 31, 2014	21.99	(. 14)	1.56	1.42	—(f)	(1.76)

Class C
October 31, 2018	21.45	(. 25)	. 75	. 50	—	(. 15)
October 31, 2017	17.44	(. 20)	4.21	4.01	—	—
October 31, 2016	17.68	(. 16)	. 02	(. 14)	—	(. 10)
October 31, 2015	19.18	(. 22)	(. 03)	(. 25)	—	(1.25)
October 31, 2014	19.81	(. 26)	1.39	1.13	—(f)	(1.76)

Class E
October 31, 2018	25.01	(. 09)	. 87	. 78	—	(. 15)
October 31, 2017	20.19	(. 04)	4.86	4.82	—	—
October 31, 2016	20.29	(. 03)	. 03	—	—	(. 10)
October 31, 2015	21.68	(. 10)	(. 04)	(. 14)	—	(1.25)
October 31, 2014	22.01	(. 14)	1.57	1.43	—(f)	(1.76)

Class M
October 31, 2018	26.09	—(f)	. 90	. 90	—	(. 15)
October 31, 2017(9)	23.84	(. 04)	2.29	2.25	—	—

Class S
October 31, 2018	26.06	(. 03)	. 91	. 88	—	(. 15)
October 31, 2017	20.98	(. 01)	5.09	5.08	—	—
October 31, 2016	21.03	. 02	. 03	. 05	—	(. 10)
October 31, 2015	22.38	(. 05)	(. 05)	(. 10)	—	(1.25)
October 31, 2014	22.61	(. 09)	1.62	1.53	—(f)	(1.76)

See accompanying notes which are an integral part of the financial statements.

286 Tax-Managed U.S. Mid & Small Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)
(. 15)	25.58	3.07	13,046	1.54	1.50	(. 38)	45
—	24.96	23.87	12,824	1.55	1.53	(. 32)	48
(. 10)	20.15	(. 01)	9,794	1.56	1.52	(. 20)	70
(1.25)	20.26	(. 77)	9,189	1.57	1.53	(. 49)	65
(1.76)	21.65	6.73	6,489	1.58	1.53	(. 69)	80

(. 15)	21.80	2.31	13,359	2.29	2.22	(1.10)	45
—	21.45	22.99	13,668	2.30	2.25	(1.03)	48
(. 10)	17.44	(. 75)	11,720	2.32	2.24	(. 92)	70
(1.25)	17.68	(1.48)	12,392	2.32	2.25	(1.21)	65
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80

(. 15)	25.64	3.11	707	1.54	1.47	(. 35)	45
—	25.01	23.87	722	1.55	1.50	(. 17)	48
(. 10)	20.19	. 04	8,301	1.57	1.49	(. 17)	70
(1.25)	20.29	(. 77)	7,918	1.57	1.50	(. 46)	65
(1.76)	21.68	6.77	6,383	1.57	1.50	(. 65)	80

(. 15)	26.84	3.44	26,676	1.29	1.12	(. 01)	45
—	26.09	9.40	14,762	1.30	1.15	(. 25)	48

(. 15)	26.79	3.37	589,875	1.29	1.22	(. 10)	45
—	26.06	24.21	503,713	1.30	1.25	(. 04)	48
(. 10)	20.98	. 28	368,625	1.32	1.24	. 08	70
(1.25)	21.03	(. 55)	339,969	1.32	1.25	(. 21)	65
(1.76)	22.38	7.01	297,498	1.32	1.25	(. 40)	80

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 287

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$513,971
Administration fees	27,145
Distribution fees	11,757
Shareholder servicing fees	3,102
Transfer agent fees	82,696
Trustee fees	1,050
$639,721

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$37,471	$210,859	$227,488	$—		$—	$20,842	$709	$—
U. S. Cash Management Fund	35,338	126,080	141,518	(1)		—	19,899	397	—
	$72,809	$336,939	$369,006	$(1	) $	—	$40,741	$1,106	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$465,436,775
Unrealized Appreciation	$207,401,044
Unrealized Depreciation	(8,586,071)
Net Unrealized Appreciation (Depreciation)	$198,814,973
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(1,307,942)
Tax Composition of Distributions
Long-Term Capital Gains	$3,158,970
Distributions in Excess	$1,712

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$341
Additional paid-in capital	(341)

See accompanying notes which are an integral part of the financial statements.

288 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Tax-Managed International Equity Fund - Class A‡			Tax-Managed International Equity Linked Benchmark***
	Total			Total
	Return			Return
1 Year	(15.90)%		1 Year	(8.17)%
Inception*	(1.01	)%§	Inception*	1.49	%§

Tax-Managed International Equity Fund - Class C
	Total
	Return
1 Year	(11.54)%
Inception*	(0.03	)%§

Tax-Managed International Equity Fund - Class E
	Total
	Return
1 Year	(10.97)%
Inception*	0.67	%§

Tax-Managed International Equity Fund - Class M‡‡
	Total
	Return
1 Year	(10.53)%
Inception*	1.00	%§

Tax-Managed International Equity Fund - Class S
	Total
	Return
1 Year	(10.58)%
Inception*	0.96	%§

MSCI ACWI ex USA Index (Net)**
	Total
	Return
1 Year	(8.24)%
Inception*	1.34	%§

Tax-Managed International Equity Fund 289

Russell Investment Company
Tax-Managed International Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Tax-Managed International Equity Fund (the “Fund”)	How did the investment strategies and techniques employed
employs a multi-manager approach whereby Russell Investment	by the Fund and its money managers affect its benchmark
Management, LLC (“RIM”) manages a portion of the Fund’s	relative performance?
assets based upon model portfolios provided by multiple non-	The Fund underperformed its benchmark over the period. An
discretionary money managers. The Fund’s money managers have	overweight to struggling emerging markets detracted. Ineffective
non-discretionary asset management assignments pursuant to	stock selection in emerging markets and the technology and
which they provide a model portfolio to RIM representing their	health care sectors also dragged on the Fund’s performance. The
investment recommendations, based upon which RIM purchases	Fund’s emphasis on value over growth stocks added value.
and sells securities for the Fund. RIM also manages the portion of
the Fund's assets that RIM determines not to manage based upon	The Fund’s money managers have non-discretionary assignments
model portfolios provided by the Fund's money managers. RIM	pursuant to which they provide a model portfolio to RIM
may change the allocation of the Fund’s assets at any time. An	representing their investment recommendations, based upon
exemptive order from the Securities and Exchange Commission	which RIM purchases and sells securities for the Fund. With
(“SEC”) permits RIM to engage or terminate a money manager	respect to this portion of the Fund, RIM manages the Fund’s
at any time, subject to approval by the Fund’s Board, without a	assets based upon the model portfolios provided by the Fund’s
shareholder vote. Pursuant to the terms of the exemptive order,	money managers. RIM manages assets not allocated to money
the Fund is required to notify its shareholders within 90 days of	manager strategies and the Fund’s cash balances.
when a money manager begins providing services. As of October	With respect to certain of the Fund’s money managers, GQG
31, 2018, the Fund had five money managers.	Partners LLC (“GQG”) was the top performer during the period, despite a tough environment for GQG’s growth strategy. The
What is the Fund’s investment objective?	manager’s underweights to energy and health care detracted,
The Fund seeks to provide long term capital growth on an after-	but good stock selection in financials and IT drove most of the
tax basis.	outperformance. The strategy also picked strong companies in
How did the Fund perform relative to its benchmark for the	Europe ex-UK and North America, offsetting a negative allocation
fiscal year ended October 31, 2018?	impact in Japan and emerging markets.
For the fiscal year ended October 31, 2018, the Fund’s Class	RWC Asset Advisors (US) LLC was the weakest performer during
A, Class C, Class E, Class M and Class S Shares lost 10.79%,	the fiscal year. The manager suffered from poor stock selection
11.54%, 10.97%, 10.53% and 10.58%, respectively. This is	across different sectors, particularly consumer discretionary and
compared to the Fund’s benchmark, the MSCI ACWI ex USA	communication services.
Index (Net), which lost 8.24% during the same period. The Fund’s	RIM manages a positioning strategy within the Fund, which is
performance includes operating expenses, whereas index returns	designed with the dual mandate of improving the Fund’s after-tax
are unmanaged and do not include expenses of any kind.	returns as well as controlling Fund-level exposures and/or risks.
For the fiscal year ended October 31, 2018, the Morningstar®	The active tax management aspect of the strategy is focused on
Foreign Large Blend Category, a group of funds that Morningstar	improving the after-tax returns of the Fund. Because RIM controls
considers to have investment strategies similar to those of the	all trading for the Fund, RIM managed the tax lots of the Fund
Fund, lost 8.42%. This result serves as a peer comparison and is	and harvested losses and deferred capital gains with respect to
expressed net of operating expenses.	certain securities during the fiscal year. As a result, no realized capital gains are expected to be distributed to Fund shareholders
How did market conditions affect the Fund’s performance?	for the fiscal year.
Non-U. S. developed markets lagged over the period. Emerging	In addition, using the output from a quantitative model to guide
markets, Asia-Pacific ex-Japan and Europe ex-UK were the	the purchase of a stock portfolio, RIM seeks to position the Fund
biggest detractors, while the Japanese market lagged the least.	to meet RIM’s overall preferred positioning with respect to Fund
Although the Australian market was positive in local currency, its	exposures, while optimizing the portfolio to minimize tracking
return was offset by a strong U. S. dollar.	error relative to the Fund’s money manager portfolios. Over the
In terms of sector returns within the Index for the fiscal year,	period, the Fund’s positioning strategy was designed to provide
health care and energy had the strongest outperformance, whereas	exposure to higher value, lower volatility and lower capitalization
information technology (“IT”) and industrials lagged.	stocks while preserving the potential benefits of the money
managers’ active stock selection. From a benchmark-relative

290 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

perspective, the positioning strategy modestly outperformed the	Money Managers as of October 31,
Fund’s benchmark.	2018	Styles
In addition, RIM utilized equity futures and currency forward	AllianceBernstein L. P.	Emerging - Value
contracts in order to position the portfolio to meet RIM’s overall	GQG Partners, LLC	Developed - Growth
preferred positioning with respect to country and currency	Janus Capital Management LLC and Perkins
exposures. This strategy detracted during the fiscal year.	Investment Management, LLC	Developed - Value
	Pzena Investment Management, LLC	Developed - Value
During the period, RIM used index futures contracts to equitize	RWC Asset Advisors (US) LLC	Emerging – Market
the Fund’s cash. The decision to equitize cash hurt the Fund’s		Oriented
absolute performance for the fiscal year as the market’s absolute	The views expressed in this report reflect those of the
return was negative. However, a decision to leave a portion of	portfolio managers only through the end of the period
cash un-equitized moderated this impact.	covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
Describe any changes to the Fund’s structure or the money	any other affiliated organization. These views are subject to
manager line-up.	change at any time based upon market conditions or other
In March 2018, Fiera Capital Inc. was replaced by GQG Partners	events, and RIM disclaims any responsibility to update the
LLC and Delaware Investment Fund Advisors was terminated.	views contained herein. These views should not be relied on
The objective of these changes was to improve the Fund's excess	as investment advice and, because investment decisions for
return potential.	a Russell Investment Company (“RIC”) Fund are based on
In January 1, 2018, RIM changed the Fund’s primary benchmark	numerous factors, should not be relied on as an indication
from the Russell Global ex-US Large Cap Index (Net) to the MSCI	of investment decisions of any RIC Fund.
ACWI ex-USA Index (Net) .

* Assumes initial investment on June 1, 2015.

** The MSCI ACWI ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.

*** The Tax-Managed International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax-Managed International Equity Linked Benchmark represents the returns of the
Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA
Index (net of tax on dividends from foreign holdings) thereafter.

‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Tax-Managed International Equity Fund 291

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$872.60	$1,018.65
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.14	$6.61

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$869.00	$1,014.87
	Expenses Paid During Period*	$9.66	$10.41
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.05%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$872.30	$1,018.65
of other funds.	Expenses Paid During Period*	$6.13	$6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

292 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$873.10	$1,020.42
Expenses Paid During Period*	$4.49	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$873.10	$1,019.91
Expenses Paid During Period*	$4.96	$5.35

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed International Equity Fund 293

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.6%			Bermuda - 0.0%
Argentina - 0.2%			Hiscox, Ltd.	24,694	514
Banco Macro SA - ADR	17,689	791
Grupo Financiero Galicia SA - ADR	29,601	683	Brazil - 2.6%
IRSA Inversiones y Representaciones			B2W Cia Digital(Æ)	272,086	2,522
SA - ADR	3,399	45	B3 SA - Brasil Bolsa Balcao(Æ)	92,416	659
YPF SA - ADR(Æ)	64,296	964	Banco Bradesco SA - ADR(Æ)	80,172	735
		2,483	Banco do Brasil SA(Æ)	44,375	510
			Banco Santander Brasil SA - ADR	22,238	252
Australia - 2.1%			BB Seguridade Participacoes SA	60,518	431
AGL Energy, Ltd.	14,311	183	Braskem SA - ADR	42,926	1,196
Amcor, Ltd. Class A	375,776	3,541	Centrais Eletricas Brasileiras SA
Aristocrat Leisure, Ltd.	81,694	1,541	- ADR(Æ)	213,125	1,328
ASX, Ltd. - ADR	4,813	202	Cia Brasileira de Distribuicao - ADR	29,969	627
Australia & New Zealand Banking			Cia de Saneamento Basico do Estado de
Group, Ltd. - ADR	83,003	1,535	Sao Paulo - ADR(Æ)	187,823	1,394
Bank of Queensland, Ltd.	104,305	712	Cia de Saneamento de Minas
Bendigo & Adelaide Bank, Ltd.	30,927	225	Gerais-COPASA	19,464	268
BHP Billiton, Ltd. - ADR	12,620	292	Cosan SA Industria e Comercio	43,279	375
Brambles, Ltd.	121,621	910	Embraer SA - ADR	16,870	376
Commonwealth Bank of Australia - ADR	42,964	2,113	Estacio Participacoes SA	180,424	1,121
CSL, Ltd.	15,713	2,107	Gerdau SA - ADR	465,990	2,027
Fortescue Metals Group, Ltd.	42,690	121	Hapvida Participacoes e Investimentos
Goodman Group(ö)	71,710	528	SA(Æ)(Þ)	111,819	766
GPT Group (The)(ö)	104,066	381	Hypermarcas SA(Æ)	55,824	447
Macquarie Group, Ltd.	53,970	4,491	IRB-Brasil Resseguros SA	100,000	1,947
Medibank Pvt, Ltd.	70,712	140	Itau Unibanco Holding SA - ADR	176,778	2,328
Mirvac Group(ö)	103,514	159	Petroleo Brasileiro SA - ADR(Æ)	454,043	7,292
National Australia Bank, Ltd. - ADR	57,980	1,038	Rumo SA(Æ)	717,371	3,209
Rio Tinto, Ltd. - ADR	20,684	1,122	Telefonica Brasil SA - ADR	44,808	520
Scentre Group(ö)	137,481	387	TIM Participacoes SA - ADR	115,135	1,781
Sonic Healthcare, Ltd.	50,402	806	Vale SA Class B - ADR	130,600	1,972
South32, Ltd.	352,978	903	Via Varejo SA	65,886	299
Stockland(ö)	29,894	77			34,382
Suncorp Group, Ltd.	13,039	130
Transurban Group - ADR(Æ)	18,385	148	Canada - 3.5%
Vicinity Centres(Æ)(ö)	180,787	339	Bank of Montreal	25,365	1,897
Wesfarmers, Ltd.	17,791	589	Bank of Nova Scotia (The)	48,313	2,593
Westpac Banking Corp.	80,106	1,532	BCE, Inc.	6,228	241
Woodside Petroleum, Ltd.	25,813	638	Brookfield Asset Management, Inc.
Woolworths Group, Ltd.	22,445	452	Class A	32,848	1,340
		27,342	Brookfield Real Estate Services, Inc. (Å)	91,867	1,134
			Canadian Imperial Bank of Commerce	24,436	2,110
Austria - 0.3%			Canadian National Railway Co.	25,074	2,144
Andritz AG	54,713	2,828	Canadian Natural Resources, Ltd.	51,905	1,424
Erste Group Bank AG(Æ)	13,419	546	Canadian Pacific Railway, Ltd.	4,758	976
UNIQA Insurance Group AG	49,228	460	CCL Industries, Inc. Class B	1,170	49
		3,834	Celestica, Inc. (Æ)(Þ)	170,818	1,773
			Cenovus Energy, Inc.	233,687	1,977
Belgium - 0.4%			CGI Group, Inc. Class A(Æ)	3,049	188
Ageas	12,761	639	Dollarama, Inc.	6,447	178
Anheuser-Busch InBev SA	1,892	139	Fairfax Financial Holdings, Ltd.	466	226
Colruyt SA	511	30	First Quantum Minerals, Ltd.	333,670	3,330
KBC Groep NV	61,615	4,243	Fortis, Inc.	3,270	108
Solvay SA	2,575	293	Great-West Lifeco, Inc.	54,467	1,250
		5,344	Healthcare Realty Trust, Inc. (Æ)	45,823	693
			Husky Energy, Inc.	29,864	422

See accompanying notes which are an integral part of the financial statements.

294 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Imperial Oil, Ltd.	8,370	261	China Minsheng Banking Corp. , Ltd.
Industrial Alliance Insurance &			Class H	145,800	108
Financial Services, Inc.	8,194	290	China National Building Material Co. ,
Intact Financial Corp.	4,595	363	Ltd. Class H	3,226,000	2,298
Linamar Corp.	11,703	485	China Petroleum & Chemical Corp.
Loblaw Cos. , Ltd.	2,231	112	Class A	278,500	253
Magna International, Inc. Class A	22,403	1,103	China Petroleum & Chemical Corp.
Manulife Financial Corp.	45,411	715	Class H	796,000	644
National Bank of Canada	10,700	486	China Resources Land, Ltd.	332,968	1,137
Nutrien, Ltd.	80,298	4,252	China Resources Pharmaceutical Group,
Open Text Corp.	11,610	392	Ltd. (Þ)	1,972,500	2,903
Power Corp. of Canada	14,238	294	China Resources Power Holdings Co. ,
Power Financial Corp.	47,802	1,029	Ltd.	1,702,000	2,988
Restaurant Brands International, Inc.	10,135	555	China Shenhua Energy Co. , Ltd. Class H	227,000	512
RioCan Real Estate Investment Trust(ö)	47,161	860	China Telecom Corp. , Ltd. Class H	1,552,000	731
Rogers Communications, Inc. Class B	47,536	2,448	China Vanke Co. , Ltd. Class A	174,500	609
Royal Bank of Canada - GDR	52,254	3,807	Chongqing Changan Automobile Co. ,
SNC-Lavalin Group, Inc.	5,341	191	Ltd. Class B	29	—
Sun Life Financial, Inc.	17,068	625	Chongqing Rural Commercial Bank Co. ,
Teck Resources, Ltd. Class B	9,496	196	Ltd. Class H	755,059	415
Toronto Dominion Bank	48,119	2,669	CIFI Holdings Group Co. , Ltd.	2,374,000	998
TransCanada Corp.	18,850	711	CITIC Securities Co. , Ltd. Class H	1,225,500	2,168
Trisura Group, Ltd. (Æ)	109	2	CNOOC, Ltd.	137,000	232
		45,899	CRRC Corp. , Ltd.	1,366,000	1,201
			Ctrip. com International, Ltd. - ADR(Æ)	13,801	459
Chile - 0.5%			Geely Automobile Holdings, Ltd.	640,000	1,235
Banco de Chile - ADR	7,074	586	Hangzhou Hikvision Digital Technology
Banco de Credito e Inversiones	9,373	589	Co. , Ltd. Class A	943,554	3,295
Banco Santander Chile - ADR	19,726	581	Han's Laser Technology Industry Group
Cia Cervecerias Unidas SA - ADR	23,976	601	Co. , Ltd. Class A	401,889	1,817
Enel Americas SA - ADR	100,412	791	Hua Hong Semiconductor, Ltd. (Þ)	559,000	981
Enersis Chile SA	7,036,400	612	Huaneng Power International, Inc. Class
Liberty Latin America, Ltd. Class C(Æ)	76,079	1,371	H	604,000	335
Sociedad Quimica y Minera de Chile			Huaxin Cement Co. , Ltd. Class A	933,613	2,555
SA - ADR	20,596	903	Industrial & Commercial Bank of China,
		6,034	Ltd. Class H	3,339,000	2,251
			Lenovo Group, Ltd.	11,602,000	7,418
China - 7.9%			Li Ning Co. , Ltd. (Æ)	370,000	348
Agile Group Holdings, Ltd.	460,000	528	Maanshan Iron & Steel Co. , Ltd. Class A	2,262,100	1,352
Agricultural Bank of China, Ltd. Class H	10,732,000	4,696	New Oriental Education & Technology
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	6,207	Group - ADR(Æ)	19,149	1,120
Aluminum Corp. of China, Ltd. Class			PetroChina Co. , Ltd. Class H	3,502,000	2,548
H(Æ)	2,360,000	857	PICC Property & Casualty Co. , Ltd.
Angang Steel Co. , Ltd. Class H	1,910,000	1,622	Class H	3,126,000	3,023
Anhui Conch Cement Co. , Ltd. Class H	718,500	3,694	Ping An Insurance Group Co. of China,
Baidu, Inc. - ADR(Æ)	9,535	1,812	Ltd. Class H	884,290	8,326
Bank of China, Ltd. Class H	8,600,437	3,656	Sands China, Ltd.	216,400	858
Bank of Communications Co. , Ltd. Class			Shanghai Pharmaceuticals Holding Co. ,
A	764,700	659	Ltd. Class H	618,700	1,370
China CITIC Bank Corp. , Ltd. Class H	6,382,000	3,938	SINA Corp. (Æ)	10,592	671
China Communications Services Corp. ,			Sinopec Shanghai Petrochemical Co. ,
Ltd. Class H	784,000	635	Ltd. Class H	2,299,136	1,007
China Construction Bank Corp. Class H	3,955,000	3,128	Sinotruk Hong Kong, Ltd.	678,279	982
China Life Insurance Co. , Ltd. Class H	62,000	124	Spring Airlines Co. , Ltd. Class A	335,439	1,641
China Mengniu Dairy Co. , Ltd.	667,000	1,961	Sunac China Holdings, Ltd.	122,866	336
China Merchants Bank Co. , Ltd. Class A	184,000	766	Tencent Holdings, Ltd.	152,089	5,155
China Merchants Bank Co. , Ltd. Class H	66,000	253	Tingyi Cayman Islands Holding Corp.	434,000	645

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 295

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tsingtao Brewery Co. , Ltd. Class H	100,000	394	Klepierre SA - GDR(ö)	9,957	338
Uni-President China Holdings, Ltd.	818,715	792	Legrand SA - ADR	2,086	136
Weibo Corp. - ADR(Æ)	15,049	888	L'Oreal SA	29,693	6,687
Weichai Power Co. , Ltd. Class H	1,167,000	1,169	LVMH Moet Hennessy Louis Vuitton
Zhejiang Expressway Co. , Ltd. Class H	781	1	SE - ADR	1,650	500
		104,705	Natixis SA	131,573	769
			Orange SA - ADR	108,137	1,690
Colombia - 0.1%			Pernod Ricard SA	3,723	568
Bancolombia SA - ADR	19,440	718	Publicis Groupe SA - ADR	92,859	5,387
			Renault SA	1,069	80
Czech Republic - 0.0%			Rexel SA Class H	314,760	4,017
MONETA Money Bank AS(Þ)	177,906	590	Safran SA	33,647	4,334
			Sanofi - ADR	159,005	14,211
Denmark - 1.3%			Schneider Electric SE	72,604	5,265
AP Moller - Maersk A/S Class B	4,091	5,193	SCOR SE - ADR	79,508	3,679
Carlsberg A/S Class B	4,284	473	Societe Generale SA	7,353	270
Chr Hansen Holding A/S	30,906	3,121	Teleperformance - GDR	2,067	341
Danske Bank A/S	96,224	1,841	Total SA	131,016	7,688
DSV A/S	5,558	446	Vallourec SA(Æ)	253,352	1,203
GN Store Nord A/S	6,464	274	Vicat SA(Å)	43,734	2,352
Novo Nordisk A/S Class B	31,702	1,369	Vinci SA	8,654	773
Scandinavian Tobacco Group A/S(Þ)	237,658	3,607			97,773
William Demant Holding A/S(Æ)	6,818	224
		16,548	Germany - 3.8%
			adidas AG	2,086	491
Finland - 0.3%			Allianz SE	13,041	2,723
Elisa OYJ Class A	90	4	BASF SE	30,043	2,314
Fortum OYJ	5,691	120	Bayer AG	9,485	728
Kone OYJ Class B	2,181	106	Bayerische Motoren Werke AG	52,435	4,523
Neste OYJ	1,217	100	Beiersdorf AG	15,173	1,571
Nordea Bank AB	32,176	280	Daimler AG	19,168	1,136
Sampo OYJ Class A	32,153	1,481	Deutsche Bank AG	1,260	12
Tikkurila OYJ(Å)	57,701	785	Deutsche Boerse AG	54,602	6,915
UPM-Kymmene OYJ	22,207	714	Deutsche Telekom AG	141,761	2,328
		3,590	Deutsche Wohnen SE	8,453	387
			Fresenius Medical Care AG & Co.	3,064	241
France - 7.4%			GEA Group AG	111,791	3,400
Air Liquide SA Class A	49,640	6,013	Hannover Rueck SE	6,673	900
Airbus Group SE	5,064	558	HeidelbergCement AG	43,210	2,936
Arkema SA	1,765	185	Henkel AG & Co. KGaA	2,003	196
AXA SA	25,682	643	Infineon Technologies AG - ADR	2,021	41
bioMerieux	6,339	484	Linde AG	2,213	478
BNP Paribas SA	27,168	1,417	MAN SE	1,119	117
Bouygues SA - ADR	78,741	2,874	Muenchener Rueckversicherungs-
Bureau Veritas SA	74,596	1,685	Gesellschaft AG in Muenchen	10,292	2,215
Capgemini SE	4,934	603	Rational AG	1,897	1,100
Christian Dior SE	2,234	865	SAP SE - ADR	80,372	8,616
Cie de Saint-Gobain	13,070	492	Siemens AG	49,664	5,723
Cie Generale des Etablissements			Software AG	9,114	409
Michelin SCA Class B	7,639	783	ThyssenKrupp AG - ADR	9,794	206
Credit Agricole SA	263,021	3,369	Uniper SE	1,361	39
Danone SA	92,373	6,545	Vonovia SE	5,828	267
Dassault Systemes	4,542	568			50,012
Engie SA	220,456	2,939
Essilor International SA	33,264	4,548	Greece - 0.2%
Faurecia	43,725	2,114	Eurobank Ergasias SA(Æ)	1,933,763	1,300
Hermes International	1,404	800

See accompanying notes which are an integral part of the financial statements.

296 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
National Bank of Greece(Æ)	684,227	1,184	Infosys Technologies, Ltd.	72,490	671
		2,484	Infosys, Ltd. - ADR	602,684	5,708
			LIC Housing Finance, Ltd.	125,985	704
Hong Kong - 3.4%			Mahindra & Mahindra Financial
AIA Group, Ltd.	222,800	1,695	Services, Ltd.	232,985	1,293
BOC Hong Kong Holdings, Ltd.	67,500	252	Motherson Sumi Systems, Ltd.	380,709	841
Brilliance China Automotive Holdings,			Motherson Sumi Systems, Ltd. (Æ)(Š)	126,903	280
Ltd.	1,742,000	1,531	Reliance Industries, Ltd.	84,740	1,204
Champion REIT(Æ)(ö)	194,000	130	Reliance Industries, Ltd. - GDR(Þ)	150,056	4,282
China Everbright, Ltd.	398,000	706	Tata Chemicals, Ltd.	42,685	396
China Jinmao Holdings Group, Ltd.	1,498,000	627	Tata Consultancy Services, Ltd.	26,861	705
China Mobile, Ltd. - ADR	122,910	5,721	United Spirits, Ltd. (Æ)	150,880	1,178
China Unicom Hong Kong, Ltd. - ADR	380,802	3,972	Vedanta, Ltd. - ADR	102,692	1,144
CITIC, Ltd.	538,000	806	YES Bank, Ltd.	75,392	192
CK Asset Holdings, Ltd.	565,823	3,664			32,378
CK Hutchison Holdings, Ltd.	613,529	6,164
CK Infrastructure Holdings, Ltd.	129,000	945	Indonesia - 0.3%
CLP Holdings, Ltd.	96,500	1,081	Bank Central Asia Tbk PT	1,722,600	2,683
Guoco Group, Ltd.	12,000	202	Gudang Garam Tbk PT	5,300	25
Hang Lung Group, Ltd.	205,000	504	United Tractors Tbk PT	340,500	751
Hang Lung Properties, Ltd. - ADR	229,000	414			3,459
Hang Seng Bank, Ltd.	119,900	2,801
Henderson Land Development Co. , Ltd.	68,970	322	Ireland - 0.6%
Hong Kong & China Gas Co. , Ltd.	245,630	468	AerCap Holdings NV(Æ)	7,284	365
Hongkong Land Holdings, Ltd. (Þ)	115,400	684	Bank of Ireland Group PLC	574,477	4,074
Jardine Matheson Holdings, Ltd.	11,300	653	CRH PLC	10,090	301
Jardine Strategic Holdings, Ltd.	17,700	594	DCC PLC	4,383	376
Link Real Estate Investment Trust(ö)	68,000	602	Medtronic PLC	3,060	275
MTR Corp. , Ltd.	361,000	1,747	Willis Towers Watson PLC(Æ)	14,248	2,040
New World Development Co. , Ltd.	550,000	696			7,431
Nine Dragons Paper Holdings, Ltd.	325,000	309
Semiconductor Manufacturing			Israel - 0.1%
International Corp. (Æ)	2,714,000	2,252	Bank Hapoalim BM	147,398	995
Sino Land Co. , Ltd.	386,000	605	Bank Leumi Le-Israel BM	66,942	417
Sun Hung Kai Properties, Ltd.	78,000	1,017	Mizrahi Tefahot Bank, Ltd.	27,841	468
Swire Pacific, Ltd. Class A	79,500	824	Nice, Ltd. (Æ)	600	64
Swire Properties, Ltd.	146,800	503			1,944
Times Property Holdings, Ltd.	1,088,183	952
WH Group, Ltd. (Þ)	1,395,782	975	Italy - 1.6%
Wharf Holdings, Ltd. (The)	276,001	687	Assicurazioni Generali SpA	33,808	545
Wharf Real Estate Investment Co. , Ltd.	32,878	204	Davide Campari-Milano SpA	22,470	173
		45,309	Enel SpA	1,115,661	5,474
			ENI SpA - ADR	290,763	5,171
Hungary - 0.2%			Intesa Sanpaolo SpA	125,732	278
MOL Hungarian Oil and Gas PLC	32,328	338	Luxottica Group SpA	11,634	730
OTP Bank PLC	72,078	2,587	Saipem SpA(Æ)	868,887	4,755
		2,925	Snam Rete Gas SpA	61,480	254
			Telecom Italia SpA(Æ)	2,308,820	1,360
India - 2.5%			Terna Rete Elettrica Nazionale SpA	123,633	639
Adani Ports & Special Economic Zone,			UniCredit SpA	100,600	1,286
Ltd.	125,208	541	Unipol Gruppo Finanziario SpA	111,971	451
Britannia Industries, Ltd.	11,758	900			21,116
Cipla, Ltd.	115,397	982
HDFC Bank, Ltd. - ADR	57,187	5,084	Japan - 12.1%
Housing Development Finance Corp. ,			Aeon Co. , Ltd.	21,600	495
Ltd.	70,803	1,698	Aisin Seiki Co. , Ltd.	4,100	160
ICICI Bank, Ltd. - ADR	482,079	4,575	Alfresa Holdings Corp.	2,400	64

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 297

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aozora Bank, Ltd.	22,300	767	Marubeni Corp.	66,000	533
As One Corp.	15,674	1,118	Medipal Holdings Corp.	2,600	56
Asahi Group Holdings, Ltd.	10,400	459	MEIJI Holdings Co. , Ltd.	400	27
Asahi Kasei Corp.	38,000	455	Mitsubishi Chemical Holdings Corp.	43,600	339
Astellas Pharma, Inc.	68,800	1,061	Mitsubishi Corp.	54,000	1,516
BML, Inc. (Å)	140,100	3,842	Mitsubishi Electric Corp.	13,900	176
Bridgestone Corp.	31,700	1,221	Mitsubishi Heavy Industries, Ltd.	13,000	458
Canon, Inc.	41,106	1,168	Mitsubishi UFJ Financial Group, Inc.	830,516	5,027
Central Japan Railway Co.	5,000	963	Mitsui & Co. , Ltd.	84,500	1,420
Chubu Electric Power Co. , Inc.	45,600	657	Mizuho Financial Group, Inc.	682,800	1,171
Chugoku Electric Power Co. , Inc. (The)	47,700	613	MS&AD Insurance Group Holdings, Inc.	90,800	2,734
Concordia Financial Group, Ltd.	133,100	608	Murata Manufacturing Co. , Ltd.	5	1
Cosel Co. , Ltd. (Þ)	93,977	971	Nakanishi, Inc.	39,777	930
Dai Nippon Printing Co. , Ltd.	12,000	269	NEC Corp.	11,900	341
Dai-ichi Life Holdings, Inc.	160,785	3,027	Nidec Corp.	2,800	362
Daiichi Sankyo Co. , Ltd.	7,300	278	Nikon Corp.	8,800	153
Daikin Industries, Ltd.	4,200	486	Nintendo Co. , Ltd.	3,075	953
Daiseki Co. , Ltd.	43,900	1,037	Nippon Express Co. , Ltd.	3,800	240
Daito Trust Construction Co. , Ltd.	6,800	895	Nippon Fine Chemical Co. , Ltd.	10,092	97
Daiwa House Industry Co. , Ltd.	13,200	397	Nippon Prologis REIT, Inc. (ö)	302	609
Daiwa Securities Group, Inc.	42,000	242	Nippon Telegraph & Telephone Corp.	37,300	1,566
Denso Corp.	4,542	202	Nissan Motor Co. , Ltd.	115,800	1,058
East Japan Railway Co.	3,400	297	Nitori Holdings Co. , Ltd.	9,600	1,259
Ebara Corp.	113,100	3,288	NTT DOCOMO, Inc.	37,099	933
Electric Power Development Co. , Ltd.	31,400	854	Obayashi Corp.	14,000	123
FamilyMart UNY Holdings Co. , Ltd.	800	93	Obic Co. , Ltd.	300	28
FANUC Corp.	1,723	299	Oriental Land Co. , Ltd.	5,700	538
Fuji Heavy Industries, Ltd.	25,400	685	ORIX Corp.	26,035	423
FUJIFILM Holdings Corp.	18,621	804	Osaka Gas Co. , Ltd.	38,400	703
Fujitsu, Ltd.	115,114	6,970	Otsuka Holdings Co. , Ltd.	7,400	354
Hankyu Hanshin Holdings, Inc.	10,300	339	Qol Co. , Ltd.	97,900	2,057
Hitachi Metals, Ltd.	346,100	4,065	Recruit Holdings Co. , Ltd.	21,900	587
Hitachi, Ltd.	12,000	366	Resona Holdings, Inc.	98,500	518
Honda Motor Co. , Ltd.	416,765	11,922	Ricoh Co. , Ltd.	97,300	971
Hoshizaki Corp.	1,400	113	Secom Co. , Ltd.	38,863	3,178
Icom, Inc. (Å)	22,400	478	Secom Joshinetsu Co. , Ltd. (Å)	12,800	384
Iida Group Holdings Co. , Ltd.	167,300	3,036	Sekisui Chemical Co. , Ltd.	28,000	438
Inpex Corp.	571,500	6,592	Sekisui House, Ltd.	19,500	286
Isuzu Motors, Ltd.	274,100	3,584	Seven & i Holdings Co. , Ltd.	12,335	534
ITOCHU Corp.	126,518	2,340	Shimadzu Corp.	3,000	76
Japan Airlines Co. , Ltd.	4,400	156	Shimano, Inc.	6,387	877
Japan Post Bank Co. , Ltd.	27,688	322	Shingakukai Co. , Ltd.	14,800	74
Japan Post Holdings Co. , Ltd.	90,400	1,076	Shinsei Bank, Ltd.	22,000	334
Japan Retail Fund Investment Corp. (ö)	192	354	Shionogi & Co. , Ltd.	8,800	562
Japan Tobacco, Inc.	28,800	741	Shizuoka Bank, Ltd. (The)	101,000	883
JX Holdings, Inc.	91,400	620	SoftBank Group Corp.	12,792	1,037
Kajima Corp.	12,500	160	Sojitz Corp.	110,200	370
Kamigumi Co. , Ltd.	16,000	330	Sompo Japan Nipponkoa Holdings, Inc.	98,001	4,053
Kansai Electric Power Co. , Inc. (The)	43,500	669	Sony Corp.	89,200	4,801
Kao Corp.	7,100	472	Sumitomo Chemical Co. , Ltd.	69,000	344
KDDI Corp.	38,200	951	Sumitomo Corp.	61,100	924
Keyence Corp.	8,000	3,898	Sumitomo Electric Industries, Ltd.	56,100	763
Kirin Holdings Co. , Ltd.	18,600	444	Sumitomo Mitsui Financial Group, Inc.	129,902	5,047
Kitagawa Industries Co. , Ltd. (Å)	40,500	550	Sumitomo Mitsui Trust Holdings, Inc.	11,100	447
Komatsu, Ltd.	17,300	449	Sumitomo Realty & Development Co. ,
Kuraray Co. , Ltd.	28,500	391	Ltd.	21,000	720
Kyushu Electric Power Co. , Inc.	37,000	430	Suntory Beverage & Food, Ltd.	7,000	285

See accompanying notes which are an integral part of the financial statements.

298 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
T&D Holdings, Inc.	50,300	807	Netherlands – 1.9%
Taisho Pharmaceutical Holdings Co. ,			Aalberts Industries NV	2,677	98
Ltd.	35,600	3,789	ABN AMRO Group NV(Þ)	20,333	500
Terumo Corp.	1,300	70	Aegon NV	55,283	340
Toho Holdings Co. , Ltd.	27,500	721	Akzo Nobel NV	5,708	480
Tokio Marine Holdings, Inc.	85,900	4,055	ASM International NV	5,539	238
Tokyo Electric Power Co. Holdings, Inc.			ASML Holding NV	6,980	1,194
(Æ)	33,100	169	Heineken Holding NV	4,865	421
Tokyo Gas Co. , Ltd.	16,600	408	Heineken NV	39,384	3,549
Toyota Motor Corp.	94,300	5,522	ING Groep NV	424,475	5,022
Toyota Tsusho Corp.	5,300	191	Koninklijke Ahold Delhaize NV	18,124	415
Transcosmos, Inc. (Þ)	56,700	1,280	Koninklijke DSM NV	7,573	663
Unicharm Corp.	91,288	2,477	Koninklijke KPN NV	677,591	1,792
West Japan Railway Co.	30,800	2,064	Koninklijke Philips NV	16,990	633
Yahoo! Japan Corp.	1,053,700	3,304	NN Group NV	35,196	1,514
Yamada Denki Co. , Ltd.	25,400	120	Royal Dutch Shell PLC Class A	185,875	5,901
Yamaguchi Financial Group, Inc.	58,000	612	Wolters Kluwer NV	9,140	519
		159,860	Yandex NV Class A(Æ)	89,012	2,682
					25,961
Luxembourg - 0.3%
ArcelorMittal SA(Æ)	42,023	1,048	Norway - 0.5%
Corporacion America Airports SA(Æ)	44,662	354	DNB ASA	35,639	643
Globant SA(Æ)	23,654	1,218	Orkla ASA	766,593	6,607
Tenaris SA	45,498	671			7,250
Ternium SA - ADR	9,542	304
		3,595	Panama - 0.1%
			Copa Holdings SA Class A	17,777	1,288
Malaysia - 0.3%
CIMB Group Holdings BHD	539,800	739	Peru - 0.0%
Hong Leong Bank BHD	131,300	650	Credicorp, Ltd.	1,426	322
Malayan Banking BHD	297,400	675
Petronas Chemicals Group BHD	310,900	695	Philippines - 0.1%
Public Bank BHD	141,900	835	Ayala Land, Inc.	756,900	562
Tenaga Nasional BHD	122,000	428	BDO Unibank, Inc.	150,820	345
		4,022			907

Mexico - 0.9%			Poland - 0.3%
America Movil SAB de CV	4,769,345	3,454	Bank Pekao SA	23,683	646
Banco Santander SA Class B	448,196	559	KGHM Polska Miedz SA(Æ)	99,830	2,259
Fibra Uno Administracion SA de CV(ö)	478,145	514	Polski Koncern Naftowy ORLEN SA	6,442	155
Fomento Economico Mexicano SAB de			Powszechna Kasa Oszczednosci Bank
CV - ADR	11,772	1,001	Polski SA	75,110	782
Gruma SAB de CV Class B	8,650	90	Powszechny Zaklad Ubezpieczen SA	70,049	714
Grupo Cementos de Chihuahua SAB					4,556
de CV	168,957	911
Grupo Financiero Banorte SAB de CV			Portugal - 0.1%
Class O	106,441	586	Energias de Portugal SA	70,961	249
Grupo Financiero Inbursa SAB de CV			Sonae SGPS SA	419,494	420
Class O	412,847	535			669
Grupo Televisa SAB - ADR	144,349	2,076
Megacable Holdings SAB de CV	265,781	1,178	Russia - 1.7%
Promotora y Operadora de			Gazprom PJSC	283,792	670
Infraestructura SAB de CV	5,741	52	Lukoil PJSC - ADR	95,190	7,109
Wal-Mart de Mexico SAB de CV	366,513	936	Lukoil PJSC	12,662	950
		11,892	Mobile TeleSystems PJSC - ADR	27,882	223
			Novolipetsk Steel PJSC - GDR	103,423	2,497
			Polyus PJSC - GDR	22,942	703

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 299

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rosneft Oil Co. - GDR	24,806	174	ING Life Insurance Korea, Ltd. (Þ)	47,812	1,284
Sberbank of Russia PJSC Class T	452,644	1,304	Kangwon Land, Inc.	93,379	2,357
Sberbank of Russia PJSC - ADR	329,785	3,876	KB Financial Group, Inc.	112,965	4,700
Sberbank of Russia PJSC	318,627	914	KB Financial Group, Inc. - ADR	14,261	593
Tatneft PAO	23,348	278	Kia Motors Corp.	26,517	660
Tatneft PJSC - ADR	51,549	3,626	KT&G Corp.	20,621	1,847
X5 Retail Group NV - GDR	10,865	255	Kumho Petrochemical Co. , Ltd.	34,037	2,583
		22,579	LG Chem, Ltd.	1,990	609
			LG Corp. Class H	12,130	708
Singapore - 1.6%			LG Uplus Corp.	77,245	1,093
BOC Aviation, Ltd. (Þ)	271,100	1,942	POSCO	25,413	5,732
CapitaLand, Ltd.	126,400	287	Samsung Card Co. , Ltd.	20,552	608
DBS Group Holdings, Ltd.	169,800	2,881	Samsung Electronics Co. , Ltd.	456,661	17,078
Keppel Corp. , Ltd. - ADR	118,800	533	Samsung Engineering Co. , Ltd. (Æ)	182,870	2,918
Oversea-Chinese Banking Corp. , Ltd.	108,300	842	Samsung Fire & Marine Insurance Co. ,
Singapore Airlines, Ltd. (Æ)	95,900	657	Ltd.	3,304	808
Singapore Technologies Engineering,			Samsung Life Insurance Co. , Ltd.	3,110	252
Ltd.	271,800	698	Shinhan Financial Group Co. , Ltd.	47,499	1,765
Singapore Telecommunications, Ltd.	3,254,678	7,434	SK Holdings Co. , Ltd.	3,400	783
United Overseas Bank, Ltd.	49,100	866	SK Hynix, Inc.	50,018	3,012
UOL Group, Ltd.	3,900	17	SK Innovation Co. , Ltd.	2,396	451
Wilmar International, Ltd.	1,903,500	4,335	SK Telecom Co. , Ltd.	3,161	743
		20,492	S-Oil Corp.	11,370	1,243
			Woori Bank	23,620	328
South Africa - 0.8%					74,405
Absa Group, Ltd.	74,802	754
Barloworld, Ltd. - ADR	144,796	1,178	Spain - 1.1%
Bidvest Group, Ltd. (The)	61,551	765	Abertis Infraestructuras SA(Å)(Š)	27,820	579
Fortress REIT, Ltd. Class A(ö)	580,975	665	Amadeus IT Group SA Class A	26,235	2,115
Foschini Group, Ltd. (The)	105,865	1,155	Banco Bilbao Vizcaya Argentaria SA
Liberty Holdings, Ltd.	84,458	618	- ADR	49,164	271
MTN Group, Ltd.	59,637	345	Banco de Sabadell SA - ADR	97,347	128
Naspers, Ltd. Class N	9,200	1,611	Banco Santander SA - ADR	287,046	1,361
Nedbank Group, Ltd.	2,451	41	Bankia SA	359,350	1,129
Old Mutual, Ltd.	492,745	743	Bankinter SA	98,382	807
Resilient Property Income(Æ)	116,976	473	CaixaBank SA	37,506	152
Sasol, Ltd. - ADR	54,882	1,799	Cellnex Telecom SA(Þ)	78,247	1,949
		10,147	Enagas SA	9,402	249
			Endesa SA - ADR	8,418	176
South Korea - 5.6%			Gas Natural SDG SA	23,314	573
BNK Financial Group, Inc.	86,713	579	Iberdrola SA	306,911	2,173
CLIO Cosmetics Co. , Ltd. (Þ)	29,798	287	Mapfre SA	121,880	364
Daelim Industrial Co. , Ltd.	5,369	359	Red Electrica Corp. SA	44,705	926
Dongbu Insurance Co. , Ltd.	10,450	660	Repsol SA - ADR	38,560	691
E-MART, Inc.	13,114	2,346	Telefonica SA - ADR	34,134	279
Grand Korea Leisure Co. , Ltd.	74,906	1,467			13,922
GS Engineering & Construction Corp.	25,226	921
GS Holdings Corp.	5,078	217	Sweden - 1.1%
Hana Financial Group, Inc.	183,915	6,201	Assa Abloy AB Class B	4,860	97
Hankook Tire Co. , Ltd.	41,798	1,521	Essity Aktiebolag Class B	5,320	121
Hyundai Engineering & Construction			Hufvudstaden AB Class A	3,405	50
Co. , Ltd.	37,917	1,530	L E Lundbergforetagen AB Class B	17,474	539
Hyundai Marine & Fire Insurance Co. ,			Skandinaviska Enskilda Banken AB
Ltd.	19,981	732	Class A	130,000	1,343
Hyundai Mobis Co. , Ltd.	1,302	218	Svenska Cellulosa AB SCA Class B	5,320	50
Hyundai Motor Co.	47,138	4,417	Svenska Handelsbanken AB Class A	91,660	995
Industrial Bank of Korea	60,809	795	Swedbank AB Class A	45,417	1,021

See accompanying notes which are an integral part of the financial statements.

300 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swedish Match AB	89,410	4,558	Globalwafers Co. , Ltd.	154,000	1,209
Telefonaktiebolaget LM Ericsson Class B	630,882	5,481	Hon Hai Precision Industry Co. , Ltd.
Telia Co. AB	94,818	427	- GDR(Æ)	660,406	3,453
		14,682	Hua Nan Financial Holdings Co. , Ltd.	1,222,650	688
			Largan Precision Co. , Ltd.	13,421	1,457
Switzerland - 6.8%			MediaTek, Inc.	410,000	3,041
ABB, Ltd.	158,563	3,188	Mega Financial Holding Co. , Ltd.	952,000	802
Baloise Holding AG	3,248	464	Nan Ya Plastics Corp.	7,000	17
Chocoladefabriken Lindt & Spruengli			Nanya Technology Corp.	5,000	8
AG	124	1,219	Primax Electronics, Ltd.	400,490	543
Cie Financiere Richemont SA	67,324	4,910	Realtek Semiconductor Corp.	502,536	2,001
Coca-Cola HBC AG - ADR(Æ)	51,170	1,510	SinoPac Financial Holdings Co. , Ltd.	2,095,080	714
Credit Suisse Group AG(Æ)	199,964	2,606	Taishin Financial Holding Co. , Ltd.	1,299,156	579
Ferguson PLC	8,346	563	Taiwan Business Bank	1,968,720	646
Geberit AG	7,430	2,908	Taiwan Cooperative Financial Holding
Georg Fischer AG	393	365	Co. , Ltd.	1,471,870	825
Givaudan SA	227	550	Taiwan Semiconductor Manufacturing
Glencore PLC(Æ)	336,163	1,368	Co. , Ltd. - ADR	331,766	12,641
Idorsia, Ltd. (Æ)	1,338	26	Tripod Technology Corp.	133,000	323
Kuehne & Nagel International AG	897	125	Uni-President Enterprises Corp.	317,000	770
LafargeHolcim, Ltd. (Æ)	10,796	501	United Microelectronics Corp. - ADR	114,497	215
Lonza Group AG(Æ)	163	51	Win Semiconductors Corp.	104,482	321
Nestle SA	154,564	13,036	WPG Holdings, Ltd.	558,000	662
Novartis AG	154,944	13,530	Yageo Corp.	146,000	1,512
Partners Group Holding AG	81	58	Yuanta Financial Holding Co. , Ltd.	1,833,000	891
Roche Holding AG	83,537	20,269			42,969
Schindler Holding AG	16,109	3,379
SGS SA	635	1,504	Thailand - 0.6%
Sika AG	25,729	3,299	Bangkok Bank PCL	93,200	597
STMicroelectronics NV	67,677	1,029	Central Pattana PCL	223,300	534
Straumann Holding AG	153	104	CP ALL PCL	1,137,500	2,284
Swiss Life Holding AG(Æ)	3,422	1,289	Kasikornbank PCL	168,800	1,018
Swiss Re AG	22,141	1,997	Minor International PCL	1,600,700	1,762
Swisscom AG	746	341	PTT Global Chemical PCL	323,200	756
TE Connectivity, Ltd.	2,475	187	PTT Public Company, Ltd.	921,900	1,414
UBS Group AG(Æ)	546,273	7,622			8,365
Zurich Insurance Group AG	6,183	1,919
		89,917	Turkey - 0.4%
			Akbank TAS	538,841	641
Taiwan - 3.3%			MLP Saglik Hizmetleri AS(Æ)(Þ)	74,827	179
Asustek Computer, Inc.	103,000	759	Tupras Turkiye Petrol Rafinerileri AS	114,060	2,691
AU Optronics Corp. - ADR	174,518	668	Turk Hava Yollari AO(Æ)	297,053	750
Cathay Financial Holding Co. , Ltd.	539,000	850	Turkcell Iletisim Hizmetleri AS	150,376	306
Chang Hwa Commercial Bank, Ltd.	398,186	225	Turkiye Sise ve Cam Fabrikalari AS	480,233	407
China Development Financial Holding					4,974
Corp.	1,711,000	547
China Life Insurance Co. , Ltd.	312,420	298	United Arab Emirates - 0.4%
Chipbond Technology Corp.	1,000	2	Abu Dhabi Commercial Bank PJSC	529,380	1,169
Chunghwa Telecom Co. , Ltd. - ADR	11,428	401	Aldar Properties PJSC	1,902,275	896
Compal Electronics, Inc.	480,178	265	Emaar Properties PJSC	1,830,625	2,546
Compeq Manufacturing Co. , Ltd.	488,102	315	National Bank of Abu Dhabi PJSC	185,065	697
CTBC Financial Holding Co. , Ltd.	1,575,000	1,055			5,308
E. Sun Financial Holding Co. , Ltd.	996,960	659
First Financial Holding Co. , Ltd.	1,235,000	778	United Kingdom - 13.3%
Formosa Chemicals & Fibre Corp.	295,000	1,061	3i Group PLC	38,290	429
Formosa Plastics Corp.	230,000	746	Anglo American PLC	59,312	1,268
Fubon Financial Holding Co. , Ltd.	651,000	1,022	Antofagasta PLC	254,904	2,554

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 301

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AstraZeneca PLC	54,793	4,185	Standard Life Aberdeen PLC(Æ)	50,694	175
Aviva PLC	614,965	3,365	Stock Spirits Group PLC(Å)	516,995	1,321
BAE Systems PLC	1,174,327	7,888	Tesco PLC	1,386,859	3,779
Barclays PLC	1,900,008	4,179	Travis Perkins PLC	601,311	8,507
BBA Aviation PLC	133,771	410	Tullow Oil PLC(Æ)	1,465,827	4,223
BHP Billiton PLC	47,929	957	Unilever NV	164,879	8,877
BP PLC	214,116	1,551	Unilever PLC	15,866	840
BP PLC - ADR	106,627	4,624	Vertu Motors PLC(Å)	609,556	285
British American Tobacco PLC	44,822	1,945	Vodafone Group PLC	4,792,593	9,051
British Land Co. PLC (The)(ö)	121,799	921	Wm Morrison Supermarkets PLC	120,368	382
Bunzl PLC	93,177	2,750			175,177
CNH Industrial NV	29,387	306
Coca-Cola European Partners PLC	19,412	883	United States - 2.0%
Compass Group PLC	32,013	630	Abbott Laboratories	3,712	256
Diageo PLC	335,465	11,602	Alphabet, Inc. Class C(Æ)	3,166	3,409
Direct Line Insurance Group PLC	91,569	385	Carnival PLC	6,909	377
Experian PLC	22,139	510	Facebook, Inc. Class A(Æ)	16,507	2,506
Fiat Chrysler Automobiles NV(Æ)	14,996	227	Gran Tierra Energy, Inc. (Æ)	168,831	517
Foxtons Group PLC(Þ)	679,124	405	IHS Markit, Ltd. (Æ)	58,651	3,081
Georgia Capital PLC(Æ)(Þ)	9,468	142	MasterCard, Inc. Class A	21,767	4,303
GlaxoSmithKline PLC - ADR	396,477	7,667	MercadoLibre, Inc.	3,370	1,094
Halma PLC	7,340	124	Mylan NV(Æ)	153,031	4,781
HSBC Holdings PLC	907,078	7,473	News Corp. Class A	166,817	2,200
Imperial Tobacco Group PLC	110,262	3,736	Visa, Inc. Class A	17,959	2,476
InterContinental Hotels Group PLC(Æ)	12,221	641	Wausau Paper Corp.	68,639	779
Intertek Group PLC	66,727	3,995			25,779
Investec PLC	60,762	375
J Sainsbury PLC	1,449,094	5,762	Total Common Stocks
John Wood Group PLC	642,309	5,859	(cost $1,156,938)		1,245,852
KAZ Minerals PLC	86,662	574
Legal & General Group PLC	566,332	1,819
			Preferred Stocks - 1.2%
Lloyds Banking Group PLC	7,560,740	5,528	Brazil - 0.1%
London Stock Exchange Group PLC	60,461	3,332	Lojas Americanas SA(Æ)
Lookers PLC(Þ)	641,406	781	0.421% (Ÿ)	357,446	1,806
LSL Property Services PLC(Å)	567,611	1,803

Man Group PLC	210,369	418	Germany - 0.6%
Meggitt PLC	464,878	3,145	Henkel AG & Co. KGaA
Michael Page International PLC	371,766	2,384	1.833% (Ÿ)	4,333	474
National Grid PLC	38,788	411	Porsche Automobil Holding SE
Next PLC	7,350	489	3.026% (Ÿ)	6,006	383
Persimmon PLC Class A	15,025	440	Volkswagen AG
Prudential PLC	108,655	2,180	2.650% (Ÿ)	42,508	7,158
Quilter PLC(Þ)	43,661	65			8,015
Reckitt Benckiser Group PLC	12,678	1,025
RELX PLC	35,126	695	South Korea - 0.5%
Rio Tinto PLC	27,628	1,344	Samsung Electronics Co. , Ltd.
Rolls-Royce Holdings PLC(Æ)	47,201	506	4.030% (Ÿ)	197,065	6,210
Rotork PLC	346,222	1,326
Royal Bank of Scotland Group PLC	1,829,693	5,524	United Kingdom - 0.0%
Royal Dutch Shell PLC Class A	113,747	3,634	Rolls-Royce Holdings PLC(Æ)(Š)
Royal Dutch Shell PLC Class B	93,501	3,044	0.000% (Ÿ)	2,171,246	3
RSA Insurance Group PLC	160,744	1,159
Scottish & Southern Energy PLC	35,521	518	Total Preferred Stocks
Segro PLC(ö)	30,655	241
Smiths Group PLC	62,814	1,121	(cost $15,485)		16,034
Spirax-Sarco Engineering PLC	51,490	4,254
Standard Chartered PLC	317,545	2,229	Warrants & Rights - 0.2%

See accompanying notes which are an integral part of the financial statements.

302 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Chile - 0.0%
Banco de Credito e Inversiones SA(Æ)
2018 Rights	717		2

Spain - 0.0%
Banco Santander SA(Æ)
2018 Rights	287,046		11

United Kingdom - 0.2%
HSBC Bank PLC(Æ)
2020 Warrants	178,526		2,161
HSBC Bank PLC(Æ)
2020 Warrants	59,682		509
HSBC Bank PLC(Æ)
2021 Warrants	49,376		287
			2,957

Total Warrants & Rights
(cost $3,022)			2,970

Short-Term Investments - 2.4%
United States - 2.4%
U. S. Cash Management Fund(@)	30,947,835	(8)	30,948
Total Short-Term Investments
(cost $30,948)			30,948

Total Investments 98.4%
(identified cost $1,206,393)			1,295,804

Other Assets and Liabilities, Net
- 1.6%			21,692
Net Assets - 100.0%			1,317,496

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 303

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.0%
Abertis Infraestructuras SA	03/15/17	EUR	27,820	15.30	426	579
BML, Inc.	07/26/17	JPY	140,100	22.60	3,167	3,842
Brookfield Real Estate Services, Inc.	09/21/15	CAD	91,867	11.82	1,086	1,134
Icom, Inc.	10/26/15	JPY	22,400	21.76	487	478
Kitagawa Industries Co. , Ltd.	06/03/15	JPY	40,500	10.46	424	550
LSL Property Services PLC	11/09/16	GBP	567,611	2.76	1,565	1,803
Secom Joshinetsu Co. , Ltd.	06/04/15	JPY	12,800	30.95	396	384
Stock Spirits Group PLC	03/11/16	GBP	516,995	2.20	1,137	1,321
Tikkurila OYJ	06/29/16	EUR	57,701	18.74	1,081	785
Vertu Motors PLC	06/14/17	GBP	609,556	0.59	363	285
Vicat SA	10/26/15	EUR	43,734	65.23	2,853	2,352
						13,513

For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

304 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	1,421	EUR	45,387	12/18	(2,142)
MSCI EAFE Index Futures	336	USD	30,450	12/18	5
MSCI Emerging Markets Index Futures	182	USD	8,706	12/18	15
S&P/TSX 60 Index Futures	23	CAD	4,113	12/18	(180)
TOPIX Index Futures	487	JPY	7,991,670	12/18	(1,578)
Short Positions
FTSE 100 Index Futures	42	GBP	2,987	12/18	80
Hang Seng Index Futures	37	HKD	46,085	11/18	(16)
MSCI Emerging Markets Index Futures	839	USD	40,134	12/18	2,723
S&P 500 E-Mini Index Futures	590	USD	79,977	12/18	5,599
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,506

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	10,333	EUR	8,840	12/19/18	(279)
Bank of Montreal	USD	13,947	JPY	1,538,328	12/19/18	(260)
Brown Brothers Harriman	USD	154	CAD	200	12/19/18	(2)
Brown Brothers Harriman	USD	4,576	EUR	4,000	12/19/18	(25)
Brown Brothers Harriman	USD	2,232	JPY	250,000	12/19/18	(7)
Brown Brothers Harriman	GBP	220	USD	284	12/19/18	2
Brown Brothers Harriman	HKD	1,500	USD	192	12/19/18	—
Brown Brothers Harriman	JPY	150,000	USD	1,344	12/19/18	9
Citigroup	USD	10,329	EUR	8,840	12/19/18	(273)
Citigroup	USD	13,941	JPY	1,538,328	12/19/18	(254)
Royal Bank of Canada	USD	10,334	EUR	8,840	12/19/18	(279)
Royal Bank of Canada	USD	13,939	JPY	1,538,328	12/19/18	(252)
Royal Bank of Canada	HKD	3,000	USD	383	12/19/18	—
State Street	USD	3,501	CAD	4,600	12/19/18	(4)
State Street	USD	10,328	EUR	8,840	12/19/18	(273)
State Street	USD	13,939	JPY	1,538,328	12/19/18	(252)
State Street	GBP	458	USD	599	12/19/18	13
State Street	HKD	31,000	USD	3,956	12/19/18	(2)
Westpac	USD	10,331	EUR	8,840	12/19/18	(276)
Westpac	USD	13,941	JPY	1,538,328	12/19/18	(253)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,667)

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 305

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$2,483	$—	$—	$—	$2,483	0.2
Australia	—	27,342	—	—	27,342	2.1
Austria	—	3,834	—	—	3,834	0.3
Belgium	—	5,344	—	—	5,344	0.4
Bermuda	—	514	—	—	514	—*
Brazil	34,382	—	—	—	34,382	2.6
Canada	45,899	—	—	—	45,899	3.5
Chile	6,034	—	—	—	6,034	0.5
China	11,157	93,548	—	—	104,705	7.9
Colombia	718	—	—	—	718	0.1
Czech Republic	—	590	—	—	590	—*
Denmark	—	16,548	—	—	16,548	1.3
Finland	280	3,310	—	—	3,590	0.3
France	—	97,773	—	—	97,773	7.4
Germany	3,239	46,773	—	—	50,012	3.8
Greece	—	2,484	—	—	2,484	0.2
Hong Kong	9,693	35,616	—	—	45,309	3.4
Hungary	—	2,925	—	—	2,925	0.2
India	17,313	14,785	280	—	32,378	2.5
Indonesia	—	3,459	—	—	3,459	0.3
Ireland	2,680	4,751	—	—	7,431	0.6
Israel	—	1,944	—	—	1,944	0.1
Italy	—	21,116	—	—	21,116	1.6
Japan	—	159,860	—	—	159,860	12.1
Luxembourg	1,876	1,719	—	—	3,595	0.3
Malaysia	—	4,022	—	—	4,022	0.3
Mexico	11,892	—	—	—	11,892	0.9
Netherlands	2,682	23,279	—	—	25,961	1.9
Norway	—	7,250	—	—	7,250	0.5
Panama	1,288	—	—	—	1,288	0.1
Peru	322	—	—	—	322	—*
Philippines	—	907	—	—	907	0.1
Poland	—	4,556	—	—	4,556	0.3
Portugal	—	669	—	—	669	0.1
Russia	1,137	21,442	—	—	22,579	1.7
Singapore	—	20,492	—	—	20,492	1.6
South Africa	—	10,147	—	—	10,147	0.8
South Korea	593	73,812	—	—	74,405	5.6
Spain	—	13,343	579	—	13,922	1.1

See accompanying notes which are an integral part of the financial statements.

306 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Sweden	—	14,682	—	—	14,682	1.1
Switzerland	187	89,730	—	—	89,917	6.8
Taiwan	13,925	29,044	—	—	42,969	3.3
Thailand	—	8,365	—	—	8,365	0.6
Turkey	—	4,974	—	—	4,974	0.4
United Arab Emirates	—	5,308	—	—	5,308	0.4
United Kingdom	5,844	169,333	—	—	175,177	13.3
United States	24,623	1,156	—	—	25,779	2.0
Preferred Stocks	1,806	14,225	3	—	16,034	1.2
Warrants & Rights	13	2,957	—	—	2,970	0.2
Short-Term Investments	—	—	—	30,948	30,948	2.4
Total Investments	200,066	1,063,928	862	30,948	1,295,804	98.4
Other Assets and Liabilities, Net						1.6
						100.0

Other Financial Instruments
Assets
Futures Contracts	8,422	—	—	—	8,422	0.6
Foreign Currency Exchange Contracts	—	24	—	—	24	— *
A
Liabilities
Futures Contracts	(3,916)	—	—	—	(3,916)	(0.3)
Foreign Currency Exchange Contracts	—	(2,691)	—	—	(2,691)	(0.2)
Total Other Financial Instruments**	$4,506	$(2,667)	$—	$—	$1,839

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	136,559
Consumer Staples	85,453
Energy	96,754

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 307

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — October 31, 2018

Financial Services	347,010
Health Care	95,897
Materials and Processing	121,722
Producer Durables	151,024
Technology	162,409
Utilities	65,058
Warrants and Rights	2,970
Short-Term Investments	30,948
Total Investments	1,295,804

See accompanying notes which are an integral part of the financial statements.

308 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$24
Variation margin on futures contracts*	8,422	—
Total	$8,422	$24

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$3,916	$—
Unrealized depreciation on foreign currency exchange contracts	—	2,691
Total	$3,916	$2,691
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(8,484)	$—
Foreign currency exchange contracts	—	(5,206)
Total	$(8,484)	$(5,206)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,205)	$—
Foreign currency exchange contracts	—	2,032
Total	$(1,205)	$2,032

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 309

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$24	$—	$24
Total Financial and Derivative Assets		24	—	24
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$24	$—	$24

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Brown Brothers Harriman	11	$11	$—	$—
State Street	13	13	—	—
Total	$24	$24	$—	$—

See accompanying notes which are an integral part of the financial statements.

310 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$2,691	$—	$2,691
Total Financial and Derivative Liabilities		2,691	—	2,691
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$2,691	$—	$2,691

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$539	$—	$—	$539
Brown Brothers Harriman	35	11	—	24
Citigroup	527	—	—	527
Royal Bank of Canada	530	—	—	530
State Street	531	13	—	518
Westpac	529	—	—	529
Total	$2,691	$24	$—	$2,667

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 311

Russell Investment Company
Tax-Managed International Equity Fund

6
Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,206,393
Investments, at fair value(>)	1,295,804
Foreign currency holdings(^)	6,124
Unrealized appreciation on foreign currency exchange contracts	24
Receivables:
Dividends and interest	2,620
Dividends from affiliated funds	84
Fund shares sold	3,671
Foreign capital gains taxes recoverable	1,152
Variation margin on futures contracts	15,948
Total assets	1,325,427

Liabilities
Payables:
Investments purchased	3
Fund shares redeemed	4,009
Accrued fees to affiliates	1,050
Other accrued expenses	154
Deferred capital gains tax liability	24
Unrealized depreciation on foreign currency exchange contracts	2,691
Total liabilities	7,931

Net Assets	$1,317,496

See accompanying notes which are an integral part of the financial statements.

312 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(12,231)
Shares of beneficial interest	1,330
Additional paid-in capital	1,328,397
Net Assets	$1,317,496

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.86
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.46
Class A — Net assets	$12,333,433
Class A — Shares outstanding ($. 01 par value)	1,251,011
Net asset value per share: Class C(#)	$9.75
Class C — Net assets	$5,068,079
Class C — Shares outstanding ($. 01 par value)	519,696
Net asset value per share: Class E(#)	$9.97
Class E — Net assets	$510,336
Class E — Shares outstanding ($. 01 par value)	51,166
Net asset value per share: Class M(#)	$9.92
Class M — Net assets	$88,807,072
Class M — Shares outstanding ($. 01 par value)	8,955,574
Net asset value per share: Class S(#)	$9.91
Class S — Net assets	$1,210,777,521
Class S — Shares outstanding ($. 01 par value)	122,182,076
Amounts in thousands
(^) Foreign currency holdings - cost	$6,193
(>) Investments in affiliates, U. S. Cash Management Fund	$30,948

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 313

Russell Investment Company
Tax-Managed International Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$36,763
Dividends from affiliated funds	979
Less foreign taxes withheld	(3,630)
Total investment income	34,112

Expenses
Advisory fees	10,800
Administrative fees	610
Custodian fees	445
Distribution fees - Class A	34
Distribution fees - Class C	38
Transfer agent fees - Class A	27
Transfer agent fees - Class C	10
Transfer agent fees - Class E	1
Transfer agent fees - Class M	163
Transfer agent fees - Class S	2,340
Professional fees	121
Registration fees	121
Shareholder servicing fees - Class C	13
Shareholder servicing fees - Class E	1
Trustees’ fees	41
Printing fees	93
Miscellaneous	27
Expenses before reductions	14,885
Expense reductions	(1,311)
Net expenses	13,574
Net investment income (loss)	20,538

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(41,041)
Investments in affiliated funds	(6)
Futures contracts	(8,484)
Foreign currency exchange contracts	(5,206)
Foreign currency-related transactions	(574)
Net realized gain (loss)	(55,311)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(121,423)
Futures contracts	(1,205)
Foreign currency exchange contracts	2,032
Foreign currency-related transactions	38
Net change in unrealized appreciation (depreciation)	(120,558)
Net realized and unrealized gain (loss)	(175,869)
Net Increase (Decrease) in Net Assets from Operations	$(155,331)

See accompanying notes which are an integral part of the financial statements.

314 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,538	$12,703
Net realized gain (loss)	(55,311)	13,893
Net change in unrealized appreciation (depreciation)	(120,558)	163,619
Net increase (decrease) in net assets from operations	(155,331)	190,215

Distributions (i)
To shareholders
Class A	(112)	(92)
Class C	(29)	(39)
Class E	(—)**	(652)
Class M(1)	(1,017)	—
Class S	(14,047)	(13,555)
Net decrease in net assets from distributions	(15,205)	(14,338)

Share Transactions*
Net increase (decrease) in net assets from share transactions	392,159	290,250
Total Net Increase (Decrease) in Net Assets	221,623	466,127

Net Assets
Beginning of period	1,095,873	629,746
End of period (ii)	$1,317,496	$1,095,873

**     Less than $500.
(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $14,403. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 315

Russell Investment Company
Tax-Managed International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	753	$8,406	575	$5,846
Proceeds from reinvestment of distributions	10	107	9	84
Payments for shares redeemed	(425)	(4,589)	(100)	(1,033)
Net increase (decrease)	338	3,924	484	4,897
Class C
Proceeds from shares sold	234	2,556	214	2,148
Proceeds from reinvestment of distributions	2	29	4	37
Payments for shares redeemed	(110)	(1,214)	(92)	(910)
Net increase (decrease)	126	1,371	126	1,275
Class E
Proceeds from shares sold	— **	— ***	134	1,212
Proceeds from reinvestment of distributions	— **	— ***	73	651
Payments for shares redeemed	(10)	(116)	(3,739)	(34,581)
Net increase (decrease)	(10)	(116)	(3,532)	(32,718)
Class M(1)
Proceeds from shares sold	5,108	56,986	5,399	58,544
Proceeds from reinvestment of distributions	91	1,017	—	—
Payments for shares redeemed	(1,475)	(16,553)	(167)	(1,825)
Net increase (decrease)	3,724	41,450	5,232	56,719
Class S
Proceeds from shares sold	48,024	530,819	45,741	453,844
Proceeds from reinvestment of distributions	1,246	13,981	1,509	13,490
Payments for shares redeemed	(18,047)	(199,270)	(20,365)	(207,257)
Net increase (decrease)	31,223	345,530	26,885	260,077
Total increase (decrease)	35,401	$392,159	29,195	$290,250

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.
*** Less than $500.

See accompanying notes which are an integral part of the financial statements.

316 Tax-Managed International Equity Fund

(This page intentionally left blank)

Russell Investment Company
Tax-Managed International Equity Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
October 31, 2018	11.18	. 16	(1.35)	(1.19)	(. 13)	(. 13)
October 31, 2017	9.19	. 13	2.05	2.18	(. 19)	(. 19)
October 31, 2016	9.09	. 13	. 02	. 15	(. 05)	(. 05)
October 31, 2015(4)	10.00	. 03	(. 94)	(. 91)	—	—

Class C
October 31, 2018	11.09	. 07	(1.34)	(1.27)	(. 07)	(. 07)
October 31, 2017	9.11	. 05	2.06	2.11	(. 13)	(. 13)
October 31, 2016	9.06	. 06	. 02	. 08	(. 03)	(. 03)
October 31, 2015(4)	10.00	(. 01)	(. 93)	(. 94)	—	—

Class E
October 31, 2018	11.19	. 14	(1.36)	(1.22)	—	—
October 31, 2017	9.18	—(f)	2.19	2.19	(. 18)	(. 18)
October 31, 2016	9.09	. 12	. 02	. 14	(. 05)	(. 05)
October 31, 2015(4)	10.00	. 02	(. 93)	(. 91)	—	—

Class M
October 31, 2018	11.25	. 19	(1.35)	(1.16)	(. 17)	(. 17)
October 31, 2017(9)	9.77	. 08	1.40	1.48	—	—

Class S
October 31, 2018	11.23	. 18	(1.35)	(1.17)	(. 15)	(. 15)
October 31, 2017	9.21	. 15	2.07	2.22	(. 20)	(. 20)
October 31, 2016	9.10	. 15	. 01	. 16	(. 05)	(. 05)
October 31, 2015(4)	10.00	. 04	(. 94)	(. 90)	—	—

See accompanying notes which are an integral part of the financial statements.

318 Tax-Managed International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

9.86	(10.79)	12,333	1.41	1.32	1.43	47
11.18	24.26	10,216	1.43	1.34	1.24	25
9.19	1.71	3,943	1.48	1.34	1.43	85
9.09	(9.10)	935	1.50	1.34	. 66	79

9.75	(11.54)	5,068	2.16	2.07	. 60	47
11.09	23.54	4,362	2.18	2.09	. 46	25
9.11	. 89	2,441	2.23	2.09	. 71	85
9.06	(9.40)	1,239	2.25	2.09	(. 16)	79

9.97	(10.89)	510	1.41	1.32	1.28	47
11.19	24.35	683	1.42	1.33	(. 03)	25
9.18	1.59	32,989	1.48	1.34	1.38	85
9.09	(9.10)	29,334	1.53	1.34	. 59	79

9.92	(10.52)	88,807	1.17	. 97	1.74	47
11.25	15.15	58,830	1.19	. 99	1.23	25

9.91	(10.58)	1,210,778	1.16	1.07	1.60	47
11.23	24.69	1,021,782	1.18	1.09	1.52	25
9.21	1.83	590,373	1.23	1.09	1.66	85
9.10	(9.00)	414,357	1.24	1.09	. 94	79

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 319

Russell Investment Company
Tax-Managed International Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$764,099
Administration fees	54,654
Distribution fees	6,072
Shareholder servicing fees	1,207
Transfer agent fees	219,580
Trustee fees	4,836
$1,050,448

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$46,403	$587,123	$602,572	$(6)	$—	$30,948	$979	$—
	$46,403	$587,123	$602,572	$(6)	$—	$30,948	$979	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,220,820,000
Unrealized Appreciation	$123,031,871
Unrealized Depreciation	(49,824,852)
Net Unrealized Appreciation (Depreciation)	$73,207,019
Undistributed Ordinary Income	$18,561,519
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(103,956,619)
Tax Composition of Distributions
Ordinary Income	$15,205,214

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

320 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Global Opportunistic Credit Fund - Class A‡			Global Opportunistic Credit Fund - Class Y
	Total			Total
	Return			Return
1 Year	(5.68)%		1 Year	(1.89)%
5 Years	2.07	%§	5 Years	3.15	%§
Inception*	3.78	%§	Inception*	4.61	%§

Global Opportunistic Credit Fund - Class C			ICE BofAML Global High Yield Index (USD Hedged)**
	Total			Total
	Return			Return
1 Year	(2.73)%		1 Year	0.21%
5 Years	2.10	%§	5 Years	5.00	%§
Inception*	3.51	%§	Inception*	3.79	%§

Global Opportunistic Credit Fund - Class E			Global Opportunistic Credit Blended Benchmark***
	Total			Total
	Return			Return
1 Year	(2.11)%		1 Year	(1.64)%
5 Years	2.83	%§	5 Years	4.76	%§
Inception*	4.27	%§	Inception*	6.05	%§

Global Opportunistic Credit Fund - Class M‡‡
	Total
	Return
1 Year	(1.82)%
5 Years	3.11	%§
Inception*	4.54	%§

Global Opportunistic Credit Fund - Class S
	Total
	Return
1 Year	(1.76)%
5 Years	3.12	%§
Inception*	4.55	%§

Global Opportunistic Credit Fund 321

Russell Investment Company
Global Opportunistic Credit Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Global Opportunistic Credit Fund (the “Fund”) employs	a sharp sell-off in risky assets, specifically emerging markets and
a multi-manager approach whereby portions of the Fund are	lower quality bonds, which hurt Fund performance as it was long
allocated to different money manager strategies. Fund assets not	local emerging market debt. The middle of the year saw credit
allocated to money managers are managed by Russell Investment	spreads relatively flat as markets processed political uncertainty,
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	trade rhetoric and divergence between the performance of U. S.
the allocation of the Fund’s assets among money managers at	and global economies. Bank loans and corporate high yield
any time. An exemptive order from the Securities and Exchange	sectors within the United States were top performers as strong
Commission (“SEC”) permits RIM to engage or terminate a money	fundamentals and leverage ratios were attractive. During the year,
manager at any time, subject to approval by the Fund’s Board,	the Federal Reserve raised rates four times, the Bank of Canada
without a shareholder vote. Pursuant to the terms of the exemptive	raised rates three times, the Bank of England raised rates twice
order, the Fund is required to notify its shareholders within 90	and the European Central Bank left rates unchanged. This caused
days of when a money manager begins providing services. As of	yields across the globe to rise, with the United States yield curve
October 31, 2018, the Fund had seven money managers.	flattening the most throughout the year. Local emerging market

What is the Fund’s investment objective?	currencies had a difficult year as political risk escalated and a basket of currencies depreciated against the United States dollar.
The Fund seeks to provide total return.	Overall, it was a negative year for bonds with credit outperforming
How did the Fund perform relative to its benchmark for the	treasuries.
fiscal year ended October 31, 2018?	U. S. high yield corporate credit was among the best-performing
For the fiscal year ended October 31, 2018, the Fund’s Class	segments of the fixed income market during the year, with the
A, Class C, Class E, Class M, Class S, and Class Y Shares lost	Bloomberg Barclays U. S. Corporate High Yield Bond Index
2.01%, 2.73%, 2.11%, 1.82%, 1.76% and 1.89%, respectively.	returning 0.98%. However, the global high yield market did
This is compared to the Fund’s benchmark, the ICE BofAML	not perform as well, with the Bloomberg Barclays Global High
Global High Yield Index (USD hedged), which gained 0.21%	Yield Bond Index returning -1.92%. Within investment grade,
during the same period. The Fund’s secondary benchmark, which	both the Bloomberg Barclays U. S. Aggregate Bond Index and
is a composite index consisting of 60% ICE BofAML Global High	the Bloomberg Barclays Global Aggregate Bond Index returned
Yield Index (USD hedged) and 40% JP Morgan EMBI Global	-2.05%. Emerging market (“EM”) debt underperformed
Diversified Index, lost 1.64% during the same period. The Fund’s	developed markets (the Bloomberg Barclays EM Hard Currency
performance includes operating expenses, whereas index returns	Aggregate Bond Index returned -3.43%) as political uncertainty
are unmanaged and do not include expenses of any kind.	specifically in Turkey and South America hurt performance. Local
For the fiscal year ended October 31, 2018, Morningstar®	EM currencies had a difficult year as political risk escalated and a
Multisector Bond Category, a group of funds that Morningstar	basket of currencies depreciated against the United States dollar.
considers to have investment strategies similar to those of the	How did the investment strategies and techniques employed
Fund, lost 0.49%. This return serves as a peer comparison and is	by the Fund and its money managers affect its benchmark
expressed net of operating expenses.	relative performance?
RIM may assign a money manager a benchmark other than the	RIM’s asset allocation for the Fund detracted from benchmark
Fund’s index. However, the Fund’s primary index remains the	relative performance over the period as a result of the Fund’s ex-
benchmark for the Fund.	benchmark allocation to local EM debt, which underperformed
the Fund’s primary and secondary benchmarks. A rotation into
How did market conditions affect the Fund’s performance?	corporate investment grade was also a detractor during the year
The fiscal year ended October 31, 2018 began with the United	as the higher quality sector underperformed its lower quality
States passing legislation in December 2017 to lower the tax	cohorts.
burden for most households and reduce the corporate tax
rate from 35% to 21%, which created favorable conditions for	The Fund employs discretionary money managers. The Fund’s
corporate bonds as prospective earnings increased. The bond	discretionary money managers select the individual portfolio
market continued its spread tightening into January where both	securities for the assets assigned to them. RIM manages assets
corporate investment grade and corporate high yield spreads saw	not allocated to money manager strategies and the Fund’s cash
post global financial crisis lows, which was beneficial to the Fund	balances.
as it held an overweight to corporate credit. Volatility hit both the	With respect to certain of the Fund’s money managers, THL
bond and equity markets at the end of January 2018 which created	Credit Advisors, LLC (“THL”) was the best performing manager

322 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

during the period, outperforming the Fund’s benchmark but	to price in new information. This positioning strategy purchases a
underperforming the benchmark assigned to it by RIM, the Credit	physical bond portfolio that seeks to track the returns of the ICE
Suisse Leveraged Loan Index. THL invests in bank loans and is	BofAML U. S. Fallen Angels Index. This strategy outperformed
expected to provide a more defensive bias than any of the Fund’s	the Fund’s benchmark during the fiscal year. RIM also managed
corporate high yield managers. As the fiscal year saw rising	a European fallen angels strategy that seeks to track the returns
interest rates, this favored THL relative to managers in other	of the Bank of America Merrill Lynch European Currency High
sectors as they were able to reinvest their floating rate securities	Yield Fallen Angels Index. The strategy performed in-line with
at higher rates. THL outperformed the Fund benchmark as bank	the Funds’ benchmark.
loans have a shorter duration and can re-set at higher interest	RIM also managed a strategy to gain exposure to quasi-sovereign
rates, but underperformed its assigned benchmark due to security	emerging market debt. This positioning strategy purchases
selection in FullBeauty Brands LP and Charming Charlie LLC.	a physical bond portfolio that seeks to track the returns of
Lazard Asset Management LLC (“Lazard”) was the worst	the JP Morgan EMBI Global Diversified Index. The strategy
performing manager during the period, underperforming the	underperformed the Fund’s benchmark during the year.
Fund’s benchmark and underperforming the benchmark assigned	In addition, RIM managed a positioning strategy that screens
to it by RIM, the J. P. Morgan GBI- EM Global Diversified Index.	securities based on value within the ICE BofAML High Yield
Lazard invests in local EM debt securities, which saw positive	Index, and purchases physical bonds that RIM believes to be
results from rising rates that were erased by the negative results	undervalued. The strategy outperformed the Fund’s benchmark
from currencies.	during the year.
During the period, RIM managed six positioning strategies to	Finally, RIM implemented a new positioning strategy that screens
seek to achieve the desired risk/return profile for the Fund. RIM	securities based on value within the Bloomberg Barclays U. S.
managed a global real yield strategy using global government	Corporate Bond Index, and purchases physical bonds that RIM
bond futures to take long positions in high quality government	believes to be undervalued. The strategy performed in-line with
bonds whose net-of-inflation yields are expected to be relatively	the benchmark since its inception in September 2018.
high and short positions where net-of-inflation yield is expected
to be relatively low. This strategy had a negative impact on Fund	During the period, RIM utilized credit and interest rate
performance as the long positions, specifically United States	derivatives, such as futures, forwards and swaps, to seek to
Treasuries, underperformed as interest rates increased and	achieve the Fund benchmark’s duration and credit exposures
widened compared to the short positions, in particular in German	with respect to the portion of the Fund allocated to cash reserves,
bund.	which performed in-line with expectations and provided the
expected exposure. Derivatives were also used in connection with
RIM also managed a three-pronged strategy to seek to generate	the cash management process to manage Fund characteristics by
active returns through currency positioning by supplementing the	augmenting or reducing specific exposures associated with one
Fund’s existing active currency mandate with a more mechanistic	or more managers or strategies and gaining desired exposures
strategy and to further reduce the Fund’s reliance on traditional	beyond those generated by the manager strategies, which had
fixed income market risks. This approach incorporates a currency	an immaterial effect on performance. RIM also managed tactical
overlay, an index replication and an enhanced cash strategy.	‘tilts’ based on its judgments regarding shorter-term opportunities
The currency overlay utilizes currency forward contracts to take	to seek to generate returns and/or mitigate risk by purchasing
long and short positions in global foreign exchange markets.	government futures, credit derivatives and currency forward
Because the currency overlay is an out-of-benchmark position,	contracts. RIM’s tactical trades had a positive impact on the Fund.
RIM managed an index replication strategy in connection with
the currency overlay to provide benchmark-like exposure to	Describe any changes to the Fund’s structure or the money
its overall strategy. The enhanced cash strategy is designed to	manager line-up.
provide for modest returns on the cash held in connection with the	In September 2018, Voya Investment Management Co. LLC was
currency overlay and index replication strategies. Over the fiscal	hired as a new money manager and the U. S. investment grade
year, the currency overlay strategy was negative for the Fund’s	value credit positioning strategy was added. In connection with
benchmark relative performance.	these changes, RIM began to make modifications to the Fund’s
RIM continued to manage a U. S. fallen angels strategy that invests	allocations to certain existing money managers. RIM’s changes
in recently downgraded U. S. bonds, which tend to have lower	are designed to lower the Fund’s risk levels given RIM’s views on
prices as certain guidelines force selling and the market takes time	the market cycle.

Global Opportunistic Credit Fund 323

Russell Investment Company
Global Opportunistic Credit Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Money Managers as of October 31,		The views expressed in this report reflect those of the
2018	Styles	portfolio managers only through the end of the period
covered by the report. These views do not necessarily
Barings, Axiom Alternative LLC and Barings Investments Global SARL Advisers	Sector Specialist	represent the views of RIM, or any other person in RIM or
Limited	Sector Specialist	any other affiliated organization. These views are subject to
DDJ Capital Management, LLC	Sector Specialist	change at any time based upon market conditions or other
DuPont Capital Management Corporation	Sector Specialist	events, and RIM disclaims any responsibility to update the
Lazard Asset Management LLC	Sector Specialist	views contained herein. These views should not be relied on
THL Credit Advisors, LLC	Sector Specialist
Voya Investment Management Company,		as investment advice and, because investment decisions for
LLC	Sector Specialist	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

* Assumes initial investment on September 30, 2010.

** The ICE BofAML Global High Yield Index (USD Hedged) is composed of below investment grade bonds of corporate issuers domiciled in countries across both developed and emerging markets.

*** The Global Opportunistic Credit Blended Benchmark is a composite index consisting of 60% ICE BofAML Global High Yield Index (USD Hedged) and 40% JP
Morgan EMBI Global Diversified Index. The Global Opportunistic Credit Blended Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

324 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$978.60	$1,019.31
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.83	$5.96

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$975.80	$1,015.53
	Expenses Paid During Period*	$9.56	$9.75
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$978.70	$1,019.31
of other funds.	Expenses Paid During Period*	$5.84	$5.96

* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Opportunistic Credit Fund 325

Russell Investment Company
Global Opportunistic Credit Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$980.10	$1,020.87
Expenses Paid During Period*	$4.29	$4.38

* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$979.90	$1,020.62
Expenses Paid During Period*	$4.54	$4.63

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$980.30	$1,020.97
Expenses Paid During Period*	$4.19	$4.28

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

326 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 79.0%				Cemig Geracao e Transmissao SA
Argentina - 0.9%				Series REGS
Agua y Saneamientos Argentinos SA				9.250% due 12/05/24		597	636
6.625% due 02/01/23		960	734
Argentine Republic Government				Vale SA
International Bond				5.625% due 09/11/42		600	589
5.875% due 01/11/28		100	78	Votorantim Cimentos SA
Series dscEUR				Series REGS
7.820% due 12/31/33	EUR	1,927	1,964	3.500% due 07/13/22	EUR	400	465
Series EURGDP							5,582
12.169% due 12/15/35 (Ê)	EUR	40,000	1,400	Canada - 2.6%
				1011778 BC Unlimited Liability Co.
Series WI.				Term Loan B2
7.625% due 04/22/46		1,268	998	4.625% due 01/15/22 (Þ)		447	443
Provincia de Buenos Aires
7.875% due 06/15/27 (Þ)		300	234	Alimentation Couche-Tard, Inc.
				3.550% due 07/26/27 (Þ)		238	220
YPF SA				Baffinland Iron Corp.
Series REGS				8.750% due 07/15/26 (Þ)		1,360	1,370
8.500% due 07/28/25		789	747
				Bank of Montreal
			6,155	2.100% due 06/15/20		227	223
Australia - 0.1%				Bank of Nova Scotia (The)
National Australia Bank, Ltd.				4.375% due 01/13/21		218	223
4.375% due 12/10/20 (Þ)		200	204	Bombardier, Inc.
Woolworths Group, Ltd.				7.450% due 05/01/34 (Þ)		100	97
4.550% due 04/12/21 (Þ)		217	220	Brookfield Finance, Inc.
			424	4.700% due 09/20/47		239	219
Austria - 0.0%				Brookfield Residential Properties, Inc.
Raiffeisenlandesbank Niederoesterreich-				6.375% due 05/15/25 (Þ)		487	458
Wien AG
5.875% due 11/27/23	EUR	200	257	Canadian Imperial Bank of Commerce
				Series BKNT

Azerbaijan - 0.2%				2.100% due 10/05/20		227	222
State Oil Co. of the Azerbaijan Republic				Canadian Oil Sands, Ltd.
				6.000% due 04/01/42 (Þ)		491	493
Series EMTN
4.750% due 03/13/23		725	716	Concordia International Corp.
State Oil Company of Azerbaijan				8.000% due 09/06/24		491	480
Republic				Enbridge, Inc.
6.950% due 03/18/30		731	775	5.500% due 07/15/77 (Ê)		186	165

			1,491	First Quantum Minerals, Ltd.
Bahrain - 0.3%				7.250% due 05/15/22 (Þ)		450	428
Bahrain Government International Bond				7.250% due 04/01/23 (Þ)		580	536
7.000% due 01/26/26 (Þ)		2,000	2,001	6.500% due 03/01/24 (Þ)		800	698
				6.875% due 03/01/26 (Þ)		466	403

Belgium - 0.1%				Jupiter Resources, Inc.
Barry Callebaut Services NV				8.500% due 10/01/22 (Ê)(Þ)		3,010	1,114
5.500% due 06/15/23 (Þ)		480	500	Kinross Gold Corp.
				Series WI
Brazil - 0.9%				5.950% due 03/15/24		736	753
Banco do Brasil SA				4.500% due 07/15/27		997	892
Series REGS				MEG Energy Corp.
9.250% due 10/29/49 (Ê)(ƒ)		579	622	6.375% due 01/30/23 (Þ)		480	463
Brazil Notas do Tesouro Nacional				7.000% due 03/31/24 (Þ)		1,110	1,091
Series NTNF				New Gold, Inc.
10.000% due 01/01/23	BRL	8,000	2,275	6.250% due 11/15/22 (Þ)		1,052	915
10.000% due 01/01/27	BRL	1,400	389	Norbord, Inc.
BRF SA				6.250% due 04/15/23 (Þ)		460	467
Series REGS				Nutrien, Ltd.
2.750% due 06/03/22	EUR	550	606	4.875% due 03/30/20		215	219

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 327

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Parq Holdings, LP Term Loan			Series REGS
9.886% due 12/17/20 (Ê)	1,772	1,772	5.000% due 01/25/47		568	567
Quebecor Media, Inc.			Empresa Nacional del Petroleo
5.750% due 01/15/23	486	487	Series REGS
Suncor Energy, Inc.			4.500% due 09/14/47		275	233
6.500% due 06/15/38	181	213	Inversiones CMPC SA
Teck Resources, Ltd.			4.500% due 04/25/22 (Þ)		218	219
6.000% due 08/15/40	198	194				1,019
6.250% due 07/15/41	299	298	China - 0.2%
5.400% due 02/01/43	150	136	China Evergrande Group
Titan Acquisition, Ltd.			9.500% due 03/29/24		500	414
7.750% due 04/15/26 (Þ)	910	758	8.750% due 06/28/25		596	467
Toronto-Dominion Bank (The)			Country Garden Holdings Co. , Ltd.
1.800% due 07/13/21	233	224	Series REGS
		16,674	7.250% due 04/04/21		300	294
Cayman Islands - 1.1%						1,175
Blue Mountain CLO, Ltd.			Colombia - 0.6%
Series 2018-3A Class C			Colombia Government International
4.636% due 10/25/30 (Ê)(Þ)	500	500	Bond
Carlyle Global Market Strategies			3.875% due 04/25/27		300	286
Series 2018-4A Class BR			7.375% due 09/18/37		1,000	1,208
4.569% due 10/20/27 (Ê)(Þ)	500	500	6.125% due 01/18/41		600	647
CIFC Funding, Ltd.			5.000% due 06/15/45		500	473
Series 2018-3A Class CR2			Ecopetrol SA
4.819% due 10/22/31 (Ê)(Þ)	500	500	5.875% due 09/18/23		300	314
Series 2018-4RA Class B			7.375% due 09/18/43		548	613
4.662% due 10/17/30 (Ê)(Þ)	500	500	5.875% due 05/28/45		101	96
Dryden Senior Loan Fund						3,637
Series 2017-30A Class DR			Costa Rica - 0.4%
4.914% due 11/15/28 (Ê)(Þ)	500	497	Banco Nacional de Costa Rica
Series 2018-45A Class CR			Series REGS
0.000% due 10/15/30 (Ê)(Þ)(v)	500	500	6.250% due 11/01/23		335	316
Lamar Funding, Ltd.			Costa Rica Government International
			Bond
Series REGS			7.000% due 04/04/44 (Þ)		2,000	1,648
3.958% due 05/07/25	890	777
LCM, Ltd.			Instituto Costarricense de Electricidad
			Series REGS
Series 2018-28A Class C			6.375% due 05/15/43		635	450
0.000% due 10/20/30 (Ê)(Þ)(v)	500	500
Madison Park Funding, Ltd.						2,414
0.000% due 10/18/30 (Ê)(v)	500	500	Czech Republic - 0.1%
Series 2018-14A Class CRR			CEZ AS
0.000% due 10/22/30 (Ê)(Þ)(v)	500	500	Series REGS
OmGrid Funding, Ltd.			5.625% due 04/03/42		383	392
Series REGS
5.196% due 05/16/27	716	649	Denmark - 0.7%
SCOF-2, Ltd.			TDC A/S
			3.750% due 03/02/22	EUR	300	374
Series 2018-2A Class CR			5.625% due 02/23/23	GBP	2,000	2,825
4.696% due 07/15/28 (Ê)(Þ)	500	500
			Welltec A/S
TPG Real Estate Finance Issuer, Ltd.			9.500% due 12/01/22 (Þ)		1,350	1,390
Series 2018-FL1 Class D
4.261% due 04/15/35 (Ê)(Þ)	500	503				4,589
		6,926	Dominican Republic - 0.5%
Chile - 0.1%			Dominican Republic International Bond
Empresa de Transporte de Pasajeros			7.450% due 04/30/44 (Þ)		1,000	1,045
Metro SA

See accompanying notes which are an integral part of the financial statements.

328 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
6.850% due 01/27/45 (Þ)		2,000	1,970	3.250% due 09/04/20	EUR	800	934
			3,015	Series EMTn
Ecuador - 0.3%				3.125% due 03/20/23	EUR	700	789
Ecuador Government International Bond				PSA Tresorerie GIE
Series REGS				6.000% due 09/19/33	EUR	717	1,023
7.950% due 06/20/24		450	403	Sanofi
7.875% due 01/23/28		1,000	836	4.000% due 03/29/21		216	219
Republic of Ecuador Government				Solvay Finance SA
International Bond				5.425% due 11/29/49 (Ê)(ƒ)	EUR	832	1,049
Series REGS				Vallourec SA
9.650% due 12/13/26		500	465	2.250% due 09/30/24	EUR	500	433
			1,704				10,236
Egypt - 0.5%				Gabon - 0.1%
Egypt Government International Bond				Gabon Government International Bond
5.875% due 06/11/25 (Þ)		500	466	6.375% due 12/12/24 (Þ)		500	454
6.875% due 04/30/40 (Þ)		3,000	2,510
			2,976	Georgia - 0.1%
El Salvador - 0.4%				Georgian Railway LLC
El Salvador Government International				Series REGS
Bond				7.750% due 07/11/22		550	581
Series REGS
7.375% due 12/01/19		1,000	999	Germany - 1.8%
5.875% due 01/30/25		1,500	1,343	Bilfinger SE
7.650% due 06/15/35		498	456	2.375% due 12/07/19	EUR	1,235	1,416
			2,798	Blitz F18-674 GmbH
Ethiopia - 0.2%				Series REGS
Ethiopia International Bond				6.000% due 07/30/26	EUR	750	858
6.625% due 12/11/24 (Þ)		1,000	970	Bundesrepublik Deutschland Bond
				Series NCD
Finland - 0.2%				1.250% due 08/15/48	EUR	75	90
Nokia OYJ				CBR Fashion Finance BV
6.625% due 05/15/39		126	131	Series REGS
Teollisuuden Voima Oyj				5.125% due 10/01/22	EUR	550	508
2.500% due 03/17/21	EUR	709	835	CTC BondCo GMBH
2.125% due 02/04/25	EUR	690	782	Series REGS
			1,748	5.250% due 12/15/25	EUR	600	673
France - 1.6%				Deutsche Bank AG
BPCE SA				3.125% due 01/13/21		229	224
12.500% due 08/29/49 (Ê)(ƒ)(Þ)		262	281	2.750% due 02/17/25	EUR	1,095	1,222
12.500% due 09/29/49 (Ê)(ƒ)	EUR	700	879	4.500% due 04/01/25		336	308
Casino Guichard Perrachon SA				Series EMTn
4.498% due 03/07/24	EUR	700	755	4.500% due 05/19/26	EUR	400	475
3.580% due 02/07/25	EUR	300	306	Deutschland Government International
4.048% due 08/05/26	EUR	500	512	Bond
Casino Guichard-Perrachon				0.250% due 08/15/28	EUR	120	134
4.561% due 01/25/23	EUR	600	661	Douglas GmbH
CMA CGM SA				Series REGS
Series REGS				6.250% due 07/15/22	EUR	200	190
7.750% due 01/15/21	EUR	670	755	K&S AG
La Financiere Atalian				4.125% due 12/06/21	EUR	614	753
Series REGs				3.000% due 06/20/22	EUR	500	586
6.625% due 05/15/25	GBP	700	821	METRO AG
				1.375% due 10/28/21	EUR	500	576
NEW Areva Holding SA				METRO Wholesale & Food Specialist
3.500% due 03/22/21	EUR	300	350
4.875% due 09/23/24	EUR	400	469	AG
				1.500% due 03/19/25	EUR	757	825
Orano SA

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 329

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Norddeutsche Landesbank Girozentrale				Endo, Ltd. / Endo Finance LLC / Endo
6.000% due 06/29/20	EUR	702	816	Finco, Inc.
				6.000% due 07/15/23 (Þ)		970	836
Nordex SE				Virgin Media Receivables Financing
Series REGS				Notes
6.500% due 02/01/23	EUR	300	331	Series REGS
RWE AG				5.750% due 04/15/23	GBP	850	1,105
Series EMTn				VTB Bank
2.750% due 04/21/75 (Ê)	EUR	1,050	1,206	Series REGS
Tele Columbus AG				9.500% due 12/31/49 (Ê)(ƒ)		773	734
Series REGS							2,675
3.875% due 05/02/25	EUR	400	419	Italy - 2.4%
			11,610	Banca Popolare di Milano Scarl
Ghana - 0.2%				7.125% due 03/01/21	EUR	406	471
Ghana Government International Bond				Banco Popolare SC
8.125% due 01/18/26 (Þ)		700	703	6.000% due 11/05/20	EUR	700	803
10.750% due 10/14/30 (Þ)		250	300	6.375% due 05/31/21	EUR	576	661
			1,003	Iccrea Banca SpA
Guernsey - 0.1%				1.875% due 11/25/19	EUR	320	362
Summit Germany, Ltd.				Intesa Sanpaolo SpA
Series REGS				6.625% due 09/13/23	EUR	610	770
2.000% due 01/31/25	EUR	400	430	5.017% due 06/26/24 (Þ)		917	809
				3.928% due 09/15/26	EUR	950	1,033
Honduras - 0.1%				Intesa Sanpaolo Vita SpA
Honduras Government International				4.750% due 12/31/49 (Ê)(ƒ)	EUR	600	658
Bond				Leonardo SpA
Series REGS				5.250% due 01/21/22	EUR	981	1,238
7.500% due 03/15/24		500	527	4.875% due 03/24/25	EUR	502	636

Hong Kong - 0.1%				Leonardo-Finmeccanica SpA
Industrial & Commercial Bank of China,				Series EMTN
Ltd.				8.000% due 12/16/19	GBP	100	136
4.250% due 12/29/49 (Ê)(ƒ)		631	599	Mediobanca Banca di Credito
				Finanziario SpA
Hungary - 0.1%				5.750% due 04/18/23	EUR	471	569
Magyar Export-Import Bank				Mediobanca SpA
Series REGS				5.000% due 11/15/20	EUR	919	1,081
4.000% due 01/30/20		419	420	Nexi Capital SpA
				Series REGS
India - 0.0%				4.125% due 11/01/23	EUR	700	794
State Bank of India				Telecom Italia SpA
5.500% due 09/29/49 (Ê)(ƒ)		200	200	5.250% due 02/10/22	EUR	450	562
				5.875% due 05/19/23	GBP	400	550
Indonesia - 0.2%				5.250% due 03/17/55	EUR	400	443
Pertamina Persero PT				Telecom Italia SpA/Milano
Series REGS				3.625% due 05/25/26	EUR	1,400	1,588
6.450% due 05/30/44		1,000	993	UniCredit SpA
Perusahaan Listrik Negara PT				6.950% due 10/31/22	EUR	1,147	1,445
Series REGS				5.750% due 10/28/25 (Ê)	EUR	694	814
5.250% due 10/24/42		657	581	Wind Tre SpA
			1,574	Series REGS
Iraq - 0.1%				3.125% due 01/20/25	EUR	200	206
Iraq International Bond							15,629
Series REGS				Jersey - 0.9%
5.800% due 01/15/28		1,000	916	AA Bond Co. , Ltd.
				Series REGS
Ireland - 0.4%				5.500% due 07/31/22	GBP	1,125	1,294
				Galaxy Bidco, Ltd.

See accompanying notes which are an integral part of the financial statements.

330 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.302% due 11/15/20 (Ê)	GBP	800	1,017	Series REGS
Galaxy Finco, Ltd.				5.125% due 10/15/26	EUR	550	576
Series REGS				Gazprom OAO Via Gaz Capital SA
7.875% due 11/15/21	GBP	1,200	1,515	Series REGS
HBOS Sterling Finance Jersey, LP				8.625% due 04/28/34		2,034	2,486
7.881% due 12/29/49 (Ê)(ƒ)	GBP	912	1,658	7.288% due 08/16/37		1,000	1,102
Petropavlovsk 2016, Ltd.				Intelsat Connect Finance SA
8.125% due 11/14/22 (Þ)		559	419	9.500% due 02/15/23 (Þ)		777	747
			5,903	Intelsat Jackson Holdings SA
Jordan - 0.1%				8.500% due 10/15/24 (Þ)		585	575
Jordan Government International Bond				9.750% due 07/15/25 (Þ)		121	127
Series REGS				LSF9 Balta Issuer SARL
7.375% due 10/10/47		1,000	905	Series REGS
				7.750% due 09/15/22	EUR	486	522
Kazakhstan - 0.7%				Mallinckrodt International Finance SA
KazMunayGas National Co. JSC				5.750% due 08/01/22 (Þ)		173	154
6.000% due 11/07/44 (Å)		3,000	2,876	5.625% due 10/15/23 (Þ)		186	159
Series REGS				Mallinckrodt International Finance SA /
6.000% due 11/07/44 (Å)		1,000	959	Mallinckrodt CB LLC
				5.500% due 04/15/25 (Þ)		312	251
National Company KazMunajGaz
Series REGS				Monitchem Holdco 2 SA
5.750% due 04/19/47		766	731	Series REGS
				6.875% due 06/15/22	EUR	1,255	1,154
			4,566	Rossini SARL
Kenya - 0.2%				Series REGS
Kenya Government International Bond				6.750% due 10/30/25	EUR	150	173
Series REGS				Russian Agricultural Bank OJSC Via
6.875% due 06/24/24		1,000	973	RSHB Capital SA
				Series REGS
Lebanon - 0.5%				8.500% due 10/16/23		475	473
Lebanon Government International Bond				Samsonite Finco Sarl
Series GMTN				Series REGS
6.375% due 03/09/20		1,850	1,780	3.500% due 05/15/26	EUR	225	243
Series REGS				Swissport Financing SARL
8.250% due 04/12/21		1,000	957	Series RegS
6.000% due 01/27/23		230	198	9.750% due 12/15/22	EUR	800	975
			2,935	Takko Luxembourg 2 SCA
Luxembourg - 3.0%				Series REGS
Altice Financing SA				5.375% due 11/15/23 (Ê)	EUR	350	289
7.500% due 05/15/26 (Þ)		435	409	5.375% due 11/15/23	EUR	100	82
Cabot Financial (Luxembourg) SA				Telecom Italia Capital SA
Series REGS				6.375% due 11/15/33		600	549
7.500% due 10/01/23	GBP	650	825	7.200% due 07/18/36		196	192
Evergreen Skills Lux Sarl 1st Lien Term				Telecom Italia Finance SA
Loan				7.750% due 01/24/33	EUR	609	880
7.052% due 04/28/21 (Ê)		2,348	2,165
Evergreen Skills Lux Sarl 2nd Lien Term				Venator Materials PLC
Loan				5.750% due 07/15/25 (Þ)		495	422
10.552% due 04/28/22 (Ê)		1,060	837	VTB Bank OJSC Via VTB Capital SA
Garfunkelux Holdco 2 SA				Series REGS
Series REGS				6.950% due 10/17/22		490	480
11.000% due 11/01/23	GBP	1,200	1,511				19,579
Garfunkelux Holdco 3 SA				Macao - 0.1%
				Industrial & Commercial Bank of China,
Series REGS				Ltd.
8.500% due 11/01/22	GBP	1,000	1,221	3.875% due 09/10/24		515	512
Garrett LI I Sarl / Garrett Borrowing LLC
				Malaysia - 0.0%

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 331

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Malaysia Government International Bond				Netherlands - 2.0%
Series 0313				Deutsche Telekom International Finance
3.480% due 03/15/23	MYR	1,010	237	BV
				2.820% due 01/19/22 (Þ)		229	223
			237	Diamond (BC) BV
Malta - 0.2%				Series REGS
VistaJet Malta Finance PLC				5.625% due 08/15/25	EUR	300	320
7.750% due 06/01/20 (Þ)		1,110	1,099	Eagle International Global Holding BV /
				Ruyi US Finance LLC
Mexico - 1.7%				Series REGS
America Movil SAB de CV				5.375% due 05/01/23	EUR	100	110
5.000% due 03/30/20		215	219	Enel Finance International NV
Banco Inbursa SA Institucion de Banca				6.000% due 10/07/39 (Þ)		202	202
Multiple
4.375% due 04/11/27 (Þ)		235	213	Fiat Chrysler Automobiles NV
				Series WI
BBVA Bancomer SA				4.500% due 04/15/20		495	496
6.500% due 03/10/21 (Þ)		215	221
Comision Federal de Electricidad				Kazakhstan Temir Zholy Finance BV
				Series REGS
Series REGS				6.950% due 07/10/42		664	719
5.750% due 02/14/42		625	581	LBC Tank Terminals Holding
Mexican Bonos				Netherlands BV
Series M 20				6.875% due 05/15/23 (Þ)		827	813
10.000% due 12/05/24	MXN	20,000	1,043	Lukoil International Finance BV
Series M 30				6.656% due 06/07/22 (Þ)		208	221
10.000% due 11/20/36	MXN	5,115	275	LYB International Finance BV
Series M				4.000% due 07/15/23		223	223
5.000% due 12/11/19	MXN	6,700	317	Maxeda DIY Holdings BV
Mexico City Airport Trust				Series REGS
Series REGS				6.125% due 07/15/22	EUR	500	533
5.500% due 07/31/47		229	180	NXP BV / NXP Funding LLC
Petroleos Mexicanos				4.125% due 06/15/20 (Þ)		497	496
6.625% due 06/15/38		4,000	3,570	Petrobras Global Finance BV
6.500% due 06/02/41		650	557	4.750% due 01/14/25	EUR	1,129	1,349
5.500% due 06/27/44		2,000	1,547	6.250% due 12/14/26	GBP	1,155	1,531
Series WI				6.875% due 01/20/40		228	217
5.625% due 01/23/46		1,000	776	6.850% due 06/05/15		1,037	920
6.750% due 09/21/47		1,469	1,265	Sigma Holdco BV
			10,764	7.875% due 05/15/26 (Þ)		510	469
Mongolia - 0.1%				Srlev NV
Trade and Development Bank of				9.000% due 04/15/41 (Ê)	EUR	680	887
Mongolia LLC				Starfruit US Holdco LLC
Series REGS				Series REGS
9.375% due 05/19/20		505	529	6.500% due 10/01/26	EUR	300	332

Morocco - 0.1%				Sunshine Mid BV
				Series REGS
Morocco Government International Bond				6.500% due 05/15/26	EUR	800	873
5.500% due 12/11/42 (Þ)		250	254	Teva Pharmaceutical Finance
OCP SA				Netherlands II BV
Series REGS				1.250% due 03/31/23	EUR	100	106
4.500% due 10/22/25		343	324	1.125% due 10/15/24	EUR	1,156	1,148
6.875% due 04/25/44		200	209	1.875% due 03/31/27	EUR	444	421
			787	1.625% due 10/15/28	EUR	437	389
Mozambique - 0.1%							12,998
Mozambique International Bond				Nigeria - 0.2%
Series 144a				Nigeria Government International Bond
10.500% due 01/18/23 (Ê)(Þ)		1,033	857	6.500% due 11/28/27 (Þ)		500	459

See accompanying notes which are an integral part of the financial statements.

332 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Series REGS
6.750% due 01/28/21		1,000	1,031	7.500% due 03/31/30 (Ê)		623	680
			1,490	Russian Railways Via RZD Capital PLC
Oman - 0.2%				7.900% due 10/19/24	RUB	115,000	1,669
Oman Government International Bond							2,349
Series REGS				Saudi Arabia - 0.1%
4.750% due 06/15/26		600	552	Saudi Arabia Government International
5.625% due 01/17/28		500	476	Bond
6.500% due 03/08/47		500	446	Series REGS
				4.625% due 10/04/47		250	229
			1,474
Pakistan - 0.4%				Saudi Electricity Global Sukuk Co.
				Series REGS
Pakistan Government International Bond				5.500% due 04/08/44		450	455
Series REGS
7.875% due 03/31/36		2,700	2,454				684
				Singapore - 0.0%
Panama - 0.1%				CITIC Envirotech, Ltd.
Aeropuerto Internacional de Tocumen				Series 1
SA				5.450% due 12/29/49 (Ê)(ƒ)		300	299
Series REGS
5.625% due 05/18/36		548	559	South Africa - 1.0%
				Eskom Holdings SOC, Ltd.
Paraguay - 0.2%				Series REGS
Paraguay Government International				5.750% due 01/26/21		800	766
Bond				7.125% due 02/11/25		2,711	2,535
6.100% due 08/11/44 (Þ)		1,551	1,559	Republic of South Africa Government
				Bond
Peru - 0.4%				Series 2048
Banco de Credito del Peru				8.750% due 02/28/48	ZAR	7,390	431
5.375% due 09/16/20 (Þ)		217	224	Series R186
Banco Internacional del Peru SAA				10.500% due 12/21/26	ZAR	21,080	1,515
5.750% due 10/07/20 (Þ)		211	218	Republic of South Africa Government
Peruvian Government International Bond				International Bond
8.750% due 11/21/33		1,000	1,430	Series 2048
Petroleos del Peru SA				8.750% due 02/28/48	ZAR	410	24
Series REGS				Series R186
5.625% due 06/19/47		752	717	10.500% due 12/21/26	ZAR	9,130	656
			2,589	Transnet SOC, Ltd.
Philippines - 0.1%				Series REGS
Power Sector Assets & Liabilities				4.000% due 07/26/22		639	596
Management Corp.							6,523
Series REGS				Spain - 0.2%
7.390% due 12/02/24		607	706	Banco de Sabadell SA
				6.250% due 04/26/20	EUR	750	909
Poland - 0.2%
Republic of Poland Government				Telefonica Emisiones SAU
International Bond				5.134% due 04/27/20		214	219
Series 0420							1,128
1.500% due 04/25/20	PLN	5,100	1,328	Sri Lanka - 0.2%
				Sri Lanka Government International
Qatar - 0.1%				Bond
				6.825% due 07/18/26		1,300	1,164
Nakilat, Inc.
				Series REGS
Series REGS				6.200% due 05/11/27		200	171
6.067% due 12/31/33		370	404
							1,335
Russia - 0.4%				Sweden - 0.7%
Russian Federation International Bond				Telefonaktiebolaget LM Ericsson

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 333

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 7Y				4.375% due 04/23/25 (Þ)		506	499
1.875% due 03/01/24	EUR	1,090	1,224	IDBI Bank, Ltd. /DIFC Dubai
Unilabs SubHolding AB				Series GMTN
Series REGS				4.250% due 11/30/20		729	720
5.750% due 05/15/25	EUR	500	552				1,219
Verisure Midholding AB				United Kingdom - 6.0%
Series REGS				Algeco Scotsman Global Finance PLC
5.750% due 12/01/23	EUR	2,200	2,514	Series REGs
			4,290	6.500% due 02/15/23	EUR	400	468
Thailand - 0.2%				Aon PLC
Bangkok Bank PCL				4.000% due 11/27/23		220	221
9.025% due 03/15/29 (Þ)		169	219	Arrow Global Finance PLC
PTTEP Canada International Finance,				Series REGS
Ltd.				5.125% due 09/15/24	GBP	750	898
Series REGS				Avon Products, Inc.
6.350% due 06/12/42		370	433	7.000% due 03/15/23		399	349
PTTEP Treasury Center Co. , Ltd.				Barclays Bank PLC
Series 144a				4.750% due 03/29/49 (Ê)(ƒ)	EUR	170	184
4.875% due 12/31/99 (Ê)(ƒ)(Þ)		348	348	7.125% due 10/29/49 (Ê)(ƒ)	GBP	550	750
			1,000	6.278% due 12/29/49 (Ê)(ƒ)		225	227
Tunisia - 0.1%				Boparan Finance PLC
Banque Centrale de Tunisie SA				Series REGS
Series reGS				5.500% due 07/15/21	GBP	1,950	2,183
5.750% due 01/30/25		633	537	BP Capital Markets PLC
				4.500% due 10/01/20		155	158
Turkey - 1.1%				Co-operative Group Holdings, Ltd.
TC Ziraat Bankasi AS				6.875% due 07/08/20 (Ê)	GBP	900	1,218
Series REGS				(5.035)% due 07/08/26 (Ê)	GBP	200	298
5.125% due 05/03/22		592	525	Daily Mail & General Trust PLC
Turkey Government International Bond				6.375% due 06/21/27	GBP	500	732
7.375% due 02/05/25		1,200	1,189	EI Group PLC
6.000% due 03/25/27		1,100	991	6.875% due 02/15/21	GBP	240	332
6.750% due 05/30/40		1,000	868	Ensco PLC
4.875% due 04/16/43		500	355	5.750% due 10/01/44		469	328
6.625% due 02/17/45		2,000	1,689	House of Fraser Funding PLC
5.750% due 05/11/47		200	152	Series REGS
Turkiye Halk Bankasi AS				6.550% due 09/15/20 (Ê)(Ø)	GBP	400	87
Series RegS				IDH Finance PLC
3.875% due 02/05/20		240	215	Series REGS
Series REGS				6.250% due 08/15/22	GBP	450	514
4.750% due 02/11/21		360	306	International Game Technology PLC
5.000% due 07/13/21		275	233	Series REGS
Turkiye Ihracat Kredi Bankasi AS				4.750% due 03/05/20	EUR	1,100	1,309
Series REGS				Iron Mountain UK PLC
5.375% due 02/08/21		300	284	Series REGS
5.375% due 10/24/23		494	436	3.875% due 11/15/25	GBP	500	602
			7,243	Jerrold Finco PLC
Ukraine - 0.0%				Series REGS
Ukraine Government International Bond				6.250% due 09/15/21	GBP	500	653
Series GDP.				6.125% due 01/15/24	GBP	150	192
3.155% due 05/31/40 (Ê)(Þ)		195	100	Jewel UK Bondco PLC
Series GDP				Series REGS
3.155% due 05/31/40 (Ê)		200	102	8.500% due 04/15/23	GBP	250	316
			202	KCA Deutag UK Finance PLC
United Arab Emirates - 0.2%				9.875% due 04/01/22 (Þ)		900	868
Abu Dhabi National Energy Co. PJSC				9.625% due 04/01/23 (Þ)		200	188

334 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Lloyds Banking Group PLC				9.750% due 01/22/25 (Þ)		617	614
Series 144a				Series REGS
6.657% due 12/31/49 (Ê)(ƒ)(Þ)		255	258	9.625% due 04/27/22		158	159
Lloyds TSB Bank PLC				9.750% due 01/22/25		300	299
5.800% due 01/13/20 (Þ)		215	221	Virgin Media Secured Finance PLC
Marks And Spencer PLC				5.250% due 01/15/21		191	193
7.125% due 12/01/37 (Þ)		204	213	5.500% due 01/15/21	GBP	498	679
Miller Homes Group Holdings PLC				Viridian Group FinanceCo PLC
Series REGS				Series REGS
6.061% due 10/15/23 (Ê)	GBP	450	577	4.750% due 09/15/24	GBP	500	618
Oschadbank Via SSB #1 PLC							38,967
9.398% due 01/19/24 (Å)(Ê)		2,800	2,716	United States - 38.9%
9.625% due 03/20/25 (Ê)(Þ)		525	521	Acrisure LLC / Acrisure Finance, Inc.
Perform Group Financing PLC				7.000% due 11/15/25 (Þ)		843	752
Series REGS				Advanced Disposal Services, Inc.
8.500% due 11/15/20	GBP	800	1,037	5.625% due 11/15/24 (Þ)		493	481
Petrobras Global Finance BV				Affinion Group, Inc.
6.625% due 01/16/34	GBP	665	857	12.500% due 11/10/22 (Þ)		510	451
Series .				Ajax Mortgage Loan Trust
5.375% due 10/01/29	GBP	1,100	1,335	Series 2018-A Class A
Privatbank CJSC Via UK SPV Credit				3.850% due 04/25/58 (Þ)		735	729
Finance PLC
11.000% due 02/09/21 (Ø)		1,577	142	Allegheny Technologies, Inc.
				5.950% due 01/15/21		128	128
RAC Bond Co. PLC				7.875% due 08/15/23		195	206
Series REGS				Allergan, Inc.
5.000% due 11/06/22	GBP	850	1,022	2.800% due 03/15/23		237	225
Royal Bank of Scotland Group PLC				Alliant Holdings Intermediate LLC
6.100% due 06/10/23		212	218	8.250% due 08/01/23 (Þ)		1,300	1,344
7.648% due 09/30/49 (Ê)(ƒ)		196	245
				Ally Financial, Inc.
Standard Chartered PLC				7.500% due 09/15/20		417	442
7.014% due 12/30/49 (Ê)(ƒ)(Þ)		215	222	8.000% due 11/01/31		49	59
Synlab Unsecured Bondco PLC				Altria Group, Inc.
Series REGS				4.750% due 05/05/21		213	219
8.250% due 07/01/23	EUR	950	1,145
				Amazon. com, Inc.
Tesco Corporate Treasury Services PLC				Series WI
2.125% due 11/12/20	EUR	1,146	1,341	2.800% due 08/22/24		233	222
2.500% due 07/01/24	EUR	280	332
				AMC Entertainment Holdings, Inc.
Tesco PLC
5.500% due 12/13/19	GBP	300	400	Series WI
5.500% due 01/13/33	GBP	84	128	6.375% due 11/15/24		1,300	1,662
6.150% due 11/15/37 (Þ)		117	123	American Airlines Group, Inc.
5.125% due 04/10/47	EUR	163	230	4.625% due 03/01/20 (Þ)		2,020	2,020
5.200% due 03/05/57	GBP	50	76	Amgen, Inc.
				4.100% due 06/15/21		218	221
Thomas Cook Group PLC
				Anheuser-Busch InBev Worldwide, Inc.
Series REGS				8.000% due 11/15/39		158	210
6.250% due 06/15/22	EUR	700	786
				Anthem, Inc.
Travelex Financing PLC				2.500% due 11/21/20		226	221
Series REGS
8.000% due 05/15/22	EUR	1,050	1,076	Apergy Corp.
				6.375% due 05/01/26 (Þ)		418	423
Tullow Oil PLC				Apex Tool Group LLC / BC Mountain
6.250% due 04/15/22 (Þ)		1,000	998	Finance, Inc.
TVL Finance PLC				9.000% due 02/15/23 (Þ)		1,265	1,160
Series REGS				Apple, Inc.
8.500% due 05/15/23	GBP	1,040	1,407	2.450% due 08/04/26		244	222
Ukreximbank Via Biz Finance PLC				APX Group, Inc.
9.522% due 02/09/23 (Ê)(Þ)		6,067	5,704

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 335

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			2.450% due 01/15/20	225	223
7.875% due 12/01/22	458	460	BCPE Eagle Buyer LLC 2nd Lien Term
Aramark Services, Inc.			Loan
			10.302% due 03/16/25 (Ê)	2,590	2,540
Series WI
5.125% due 01/15/24	490	488	Becton Dickinson and Co.
			2.894% due 06/06/22	229	221
Arconic, Inc.
5.400% due 04/15/21	390	394	Berkshire Hathaway Energy Co.
5.900% due 02/01/27	288	284	Series WI
5.950% due 02/01/37	108	104	4.500% due 02/01/45	224	217
Ashland, Inc.			Berkshire Hathaway Finance Corp.
4.750% due 08/15/22	446	443	5.750% due 01/15/40	187	215
AssuredPartners, Inc.			Berkshire Hathaway, Inc.
7.000% due 08/15/25 (Þ)	1,940	1,908	2.750% due 03/15/23	230	223
Asurion LLC 2nd Lien Term Loan			Berry Global, Inc.
8.802% due 08/04/25 (Ê)	1,710	1,754	5.125% due 07/15/23	498	496
AT&T, Inc.			Brazil Loan Trust 1
5.700% due 03/01/57	224	215	5.477% due 07/24/23 (Þ)	1,487	1,500
Avanos Medical, Inc.			Brighthouse Financial, Inc.
Series WI			Series WI
6.250% due 10/15/22	650	656	4.700% due 06/22/47	270	207
			Broadcom Corp. / Broadcom Cayman
Avantor, Inc.			Finance, Ltd.
9.000% due 10/01/25 (Þ)	2,776	2,804	Series WI
Series REGS			2.375% due 01/15/20	226	223
4.750% due 10/01/24	550	634	Brown & Brown, Inc.
Axis Specialty Finance LLC			4.200% due 09/15/24	227	223
5.875% due 06/01/20	213	220	Burlington Northern Santa Fe LLC
Ball Corp.			4.150% due 12/15/48	226	213
4.375% due 12/15/20	451	451
Banc of America Commercial Mortgage			BWAY Holding Co.
Trust			Series REGS
Series 2017-BNK3 Class XB			4.750% due 04/15/24	400	456
Interest Only STRIP			BX Commercial Mortgage Trust
0.630% due 02/15/50 (Ê)	20,000	912	Series 2018-IND Class G
BANK Commercial Mortgage Pass-			4.330% due 11/15/35 (Ê)(Þ)	370	370
Through Certificates			C&S Group Enterprises LLC
Series 2017-BNK5 Class XA			5.375% due 07/15/22 (Þ)	1,622	1,565
Interest Only STRIP			Calpine Corp.
1.238% due 06/15/60 (Ê)	13,710	892	5.875% due 01/15/24 (Þ)	448	448
Series 2017-BNK8 Class XA			Calumet Specialty Products Co.
Interest Only STRIP			7.625% due 01/15/22	625	600
0.750% due 11/15/50 (Ê)	19,262	1,037	Carlisle Cos. , Inc.
Series 2018-BN12 Class D			3.500% due 12/01/24	233	223
3.000% due 05/15/61 (Þ)	1,125	894	Carlson Travel, Inc.
Bank of America Corp.			6.750% due 12/15/23 (Þ)	520	516
5.625% due 07/01/20	215	223	9.500% due 12/15/24 (Þ)	900	861
BankUnited, Inc.			CarMax Auto Owner Trust
4.875% due 11/17/25	219	221	Series 2018-4 Class D
Barclays Commercial Mortgage			4.150% due 04/15/25	500	500
Securities Trust			CBL & Associates LP
Series 2017-C1 Class XA			5.950% due 12/15/26	475	396
Interest Only STRIP			CBL & Associates, LP
1.515% due 02/15/50 (Ê)	10,604	984	5.250% due 12/01/23	560	470
BAT Capital Corp.			CCO Holdings LLC / CCO Holdings
2.297% due 08/14/20 (Þ)	229	224	Capital Corp.
Bayer US Finance II LLC			5.875% due 04/01/24 (Þ)	1,305	1,316
2.750% due 07/15/21 (Þ)	229	223	5.750% due 02/15/26	497	492
BB&T Corp.			5.500% due 05/01/26 (Þ)	630	613

See accompanying notes which are an integral part of the financial statements.

336 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 05/01/27 (Þ)	250	246	Cleveland-Cliffs Inc.
Series DMTN			6.250% due 10/01/40	163	134
5.000% due 02/01/28 (Þ)	1,849	1,727	COLT Funding LLC
CD Commercial Mortgage Trust			Series 2018-1 Class B1
Series 2016-CD1 Class XA			4.362% due 02/25/48 (Ê)(Þ)	900	891
Interest Only STRIP			Comcast Cable Communications
1.427% due 08/10/49 (Ê)	11,804	959	Holdings, Inc.
CDK Global, Inc.			9.455% due 11/15/22	179	216
Series WI			Comcast Corp.
5.000% due 10/15/24	330	326	6.400% due 03/01/40	188	220
			Commercial Barge Line Co. 1st Lien
CenturyLink, Inc.			Term Loan B
Series G			11.052% due 11/12/20 (Ê)	779	590
6.875% due 01/15/28	1,260	1,191	Commercial Mortgage Trust
Series T			Series 2013-CR8 Class D
5.800% due 03/15/22	404	403	4.080% due 06/10/46 (Ê)(Þ)	1,000	953
Cequel Communications Holdings I LLC			Series 2014-CR21 Class XA
Series 144a			Interest Only STRIP
7.500% due 04/01/28 (Þ)	738	765	1.102% due 12/10/47 (Ê)	9,390	383
CF Industries, Inc.			Series 2017-COR2 Class XA
7.125% due 05/01/20	150	156	Interest Only STRIP
3.450% due 06/01/23	433	411	1.180% due 09/10/50 (Ê)	10,783	875
4.950% due 06/01/43	147	125	Communications Sales & Leasing, Inc. /
Charming Charlie, Inc. Term Loan A			CSL Capital LLC
7.487% due 04/24/23 (Å)(Ê)	354	255	Series WI
Charming Charlie, Inc. Term Loan B			8.250% due 10/15/23	1,829	1,724
3.487% due 04/24/23 (Å)(Ê)	433	303	Connecticut Avenue Securities Trust
Charter Communications Operating LLC			4.681% due 04/25/31 (Ê)	1,000	1,000
/ Charter Communications Operating			Constellation Brands, Inc.
Capital			3.700% due 12/06/26	234	220
Series WI			Continental Wind LLC
4.200% due 03/15/28	236	221	6.000% due 02/28/33 (Þ)	223	228
Chevron Corp.			Cornerstone Chemical Comp.
1.961% due 03/03/20	227	224
			Series 000E
Choice Hotels International, Inc.			6.750% due 08/15/24 (Þ)	680	660
5.700% due 08/28/20	433	449
			Coventry Health Care, Inc.
Cigna Corp.			5.450% due 06/15/21	211	220
4.500% due 03/15/21	220	224
			Crimson Merger Sub, Inc.
CIM Trust			6.625% due 05/15/22 (Þ)	2,395	2,287
Series 2018-INV1 Class A10			Crown Americas LLC / Crown Americas
4.000% due 08/25/48 (Ê)(Þ)	500	478	Capital Corp. IV
Cisco Systems, Inc.			4.500% due 01/15/23	456	447
2.200% due 02/28/21	229	224	Crown Americas LLC / Crown Americas
Citgo Holding, Inc.			Capital Corp. V
10.750% due 02/15/20 (Þ)	1,850	1,924	Series WI
Citigroup Commercial Mortgage Trust			4.250% due 09/30/26	532	483
Series 2014-GC19 Class E			CVS Health Corp.
4.400% due 03/10/47 (Ê)(Þ)	1,000	921	2.800% due 07/20/20	226	224
Series 2017-P8 Class XA			DaVita HealthCare Partners, Inc.
Interest Only STRIP			5.000% due 05/01/25	480	452
0.928% due 09/15/50 (Ê)	4,055	259	DBWF Mortgage Trust
Series 2018-C5 Class XA			Series 2015-LCM Class D
Interest Only STRIP			3.421% due 06/10/34 (Ê)(Þ)	1,000	868
0.604% due 06/10/51 (Ê)	14,988	772	Dell, Inc.
Clear Channel Worldwide Holdings, Inc.			5.400% due 09/10/40	704	600
Series A			Delta Air Lines, Inc.
7.625% due 03/15/20	2,100	2,092	3.625% due 03/15/22	227	223

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 337

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dexko Global, Inc. 2nd Lien Term Loan			8.750% due 10/15/26 (Þ)	1,796	1,742
10.636% due 07/24/25 (Ê)	1,390	1,407	EP Energy / Everest Acquisition
Diamond Offshore Drilling, Inc.			Finance, Inc.
4.875% due 11/01/43	220	150	Series NCD
DISH DBS Corp.			8.000% due 02/15/25 (Þ)	1,169	786
6.750% due 06/01/21	469	474	Equinix, Inc.
Series WI			5.750% due 01/01/25	445	453
7.750% due 07/01/26	820	734	Exelon Generation Co. LLC
Domino's Pizza Master Issuer LLC			4.000% due 10/01/20	219	221
4.474% due 10/25/45	731	736	Express Scripts Holding Co.
			3.300% due 02/25/21	226	224
Dow Chemical Co. (The)			Fannie Mae Connecticut Avenue
5.250% due 11/15/41	210	210	Securities
DPL, Inc.			Series 2018-C01 Class 1B1
7.250% due 10/15/21	416	442	5.124% due 07/25/30 (Ê)	1,300	1,318
Dresdner Funding Trust I			Series 2018-C02 Class 2M2
8.151% due 06/30/31 (Þ)	611	758	4.160% due 08/25/30 (Ê)	1,000	1,003
Dun & Bradstreet Corp. (The)			Series 2018-C03 Class 1M2
4.625% due 12/01/22	276	279	4.110% due 10/25/30 (Ê)	750	749
Edgewell Personal Care Co.			Series 2018-C04 Class 2B1
4.700% due 05/19/21	390	390	6.602% due 12/25/30 (Ê)	1,000	1,022
4.700% due 05/24/22	500	486
Education Management LLC Term Loan			Series 2018-C05 Class 1B1
B			6.332% due 01/25/31 (Ê)	1,000	1,022
13.750% due 07/02/20 (Ê)	303	8	Series 2018-C05 Class 1M2
EI du Pont de Nemours & Co.			4.432% due 01/25/31 (Ê)	970	975
2.800% due 02/15/23	231	224	Series 2018-C06 Class 1B1
El Paso Natural Gas Co. LLC			6.031% due 03/25/31 (Ê)	750	741
Series *			Series 2018-C06 Class 1M2
8.375% due 06/15/32	175	216	4.281% due 03/25/31 (Ê)	600	592
Elanco Animal Health, Inc.			Series 2018-C06 Class 2B1
4.272% due 08/28/23 (Þ)	462	460	6.377% due 03/25/31 (Ê)	750	744
Embarq Corp.			Series 2018-C06 Class 2M2
7.995% due 06/01/36	466	444	4.377% due 03/25/31 (Ê)	700	693
EMD Finance LLC			FedEx Corp.
2.950% due 03/19/22 (Þ)	230	224	2.625% due 08/01/22	231	223
			Ferrellgas Partners, LP / Ferrellgas
Endo Finance LLC / Endo Finco, Inc.			Partners Finance Corp.
5.375% due 01/15/23 (Þ)	128	109	8.625% due 06/15/20	2,190	1,982
Series 144a			Flagstar Mortgage Trust
7.250% due 01/15/22 (Þ)	56	53
Endo Finance LLC / Endo, Ltd. / Endo			Series 2018-6RR Class B1
Finco, Inc.			5.067% due 10/25/48 (Ê)(Þ)	500	518
6.000% due 02/01/25 (Þ)	150	126	Ford Holdings LLC
Energy Ventures Gom LLC / EnVen			9.300% due 03/01/30	183	221
Finance Corp.			Foresight Energy LLC / Foresight Energy
11.000% due 02/15/23 (Þ)	260	288	Finance Corp.
Engineered Machinery Holdings, Inc.			11.500% due 04/01/23 (Þ)	1,520	1,349
2nd Lien Term Loan			Freddie Mac Structured Agency Credit
9.636% due 07/19/25 (Ê)	570	567	Risk
EnLink Midstream Partners LP			Series 2017-HQA2 Class M2
4.400% due 04/01/24	233	223	3.887% due 12/25/29 (Ê)	750	781
EnLink Midstream Partners, LP			Series 2018-HQA1 Class M2
4.150% due 06/01/25	350	325	4.154% due 09/25/30 (Ê)	750	750
Enova International, Inc.			Series 2018-HQA2 Class M2
8.500% due 09/01/24 (Þ)	500	470	4.587% due 10/25/48 (Ê)	1,000	993
			Freddie Mac Structured Agency Credit
Enterprise Products Operating LLC			Risk Notes
5.200% due 09/01/20	217	223	Series 2018-DNA1 Class M2
Envision Healthcare Corp.			3.361% due 07/25/30 (Ê)	1,000	984

See accompanying notes which are an integral part of the financial statements.

338 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freeport-McMoRan, Inc.			Series WI
5.400% due 11/14/34	81	71	10.000% due 04/15/20	460	430
5.450% due 03/15/43	322	273	High Ridge Brands Co.
General Electric Co.			8.875% due 03/15/25 (Þ)	970	427
2.700% due 10/09/22	235	221	Highwoods Realty, LP
General Mills, Inc.			3.625% due 01/15/23	211	206
3.150% due 12/15/21	225	221	Hilton Domestic Operating Co. , Inc.
Genesis Energy, LP / Genesis Energy			Series WI
Finance Corp.			4.250% due 09/01/24	470	451
6.500% due 10/01/25	742	684
			Hologic, Inc.
Genworth Holdings, Inc.			4.625% due 02/01/28 (Þ)	472	431
7.200% due 02/15/21	566	574
			HSBC USA, Inc.
6.500% due 06/15/34	511	429	2.350% due 03/05/20	227	224
GEO Group, Inc. (The)			HUB International, Ltd.
5.875% due 10/15/24	492	456	7.000% due 05/01/26 (Þ)	1,190	1,161
Georgia Power Co.			Hyundai Capital America
Series C			2.600% due 03/19/20 (Þ)	228	224
2.000% due 09/08/20	230	224
			IBM Credit LLC
GLP Capital, LP / GLP Financing II, Inc.			1.800% due 01/20/21	231	223
4.875% due 11/01/20	217	219
			IMS Health, Inc.
Golden Nugget, Inc.			4.875% due 05/15/23 (Þ)	448	443
8.750% due 10/01/25 (Þ)	680	699
			International Paper Co.
Goldman Sachs Capital I			4.350% due 08/15/48	248	213
6.345% due 02/15/34	152	170
			Invitation Homes Trust
Graphic Packaging International, Inc.			Series 2018-SFR4 Class D
4.750% due 04/15/21	490	490	3.900% due 01/17/38 (Ê)(Þ)	1,000	1,000
GS Mortgage Securities Trust			Iron Mountain, Inc.
5.000% due 05/10/45 (Ê)(Þ)	310	205	5.750% due 08/15/24	455	446
Series 2013-GC14 Class XA			iStar, Inc.
Interest Only STRIP			5.250% due 09/15/22	468	453
0.789% due 08/10/46 (Ê)	8,295	212
			J. G. Wentworth XLII LLC
Series 2015-FRR1 Class K3B			Series 2018-2A Class B
5.396% due 06/27/41 (Ê)	1,181	1,172	4.700% due 10/15/77 (Þ)	500	496
GTT Communications, Inc.			Jack Ohio Finance LLC / Jack Ohio
Series 144a			Finance 1 Corp.
7.875% due 12/31/24 (Þ)	2,470	2,322	10.250% due 11/15/22 (Þ)	1,010	1,100
Harley-Davidson Financial Services, Inc.			JBS USA LLC
3.550% due 05/21/21 (Þ)	223	221	Series 144a
Hartford Financial Services Group, Inc.			7.250% due 06/01/21 (Þ)	1,090	1,102
(The)			JBS USA LUX SA / JBS USA Finance,
5.125% due 04/15/22	210	219	Inc.
HCA Healthcare, Inc.			6.750% due 02/15/28 (Þ)	1,150	1,121
6.250% due 02/15/21	431	448	JC Penney Corp. , Inc.
HCA, Inc.			7.400% due 04/01/37	281	112
7.500% due 11/15/95	462	459	Jefferies Finance LLC
HealthSouth Corp.			7.250% due 08/15/24 (Þ)	380	371
Series WI			Jeld-Wen, Inc.
5.750% due 09/15/25	446	442	4.625% due 12/15/25 (Þ)	523	470
Helios Issuer LLC			Jonah Energy LLC / Jonah Energy
Series 2018-1A Class A			Finance Corp.
4.870% due 07/20/48 (Þ)	1,000	994	7.250% due 10/15/25 (Þ)	1,470	1,169
			JPMBB Commercial Mortgage Securities
Series 2018-1A Class B			Trust
7.710% due 07/20/48 (Þ)	1,000	1,000	Series 2014-C26 Class F
Hexion, Inc.			4.000% due 01/15/48 (Þ)	1,000	686
6.625% due 04/15/20	1,800	1,593

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 339

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-C27 Class XA			Marathon Petroleum Corp.
Interest Only STRIP			4.750% due 09/15/44	235	216
1.529% due 02/15/48 (Ê)	3,993	201	Mattel, Inc.
JPMorgan Chase & Co.			2.350% due 08/15/21	487	437
2.550% due 03/01/21	229	224	MDC Holdings, Inc.
JPMorgan Chase Commercial Mortgage			5.500% due 01/15/24	165	161
Trust			6.000% due 01/15/43	243	194
Series 2013-C10 Class E			Medtronic, Inc.
3.500% due 12/15/47 (Ê)(Þ)	1,000	848	Series WI
Kellogg Co.			3.150% due 03/15/22	226	224
Series B			MGM Resorts International
7.450% due 04/01/31	174	216	6.750% due 10/01/20	429	447
Kenan Advantage Group, Inc.			Microsoft Corp.
7.875% due 07/31/23 (Þ)	1,000	1,005	2.375% due 02/12/22	230	224
Kennedy-Wilson, Inc.			Midas Intermediate Holdco II LLC
5.875% due 04/01/24	504	484	7.875% due 10/01/22 (Þ)	770	680
Kosmos Energy, Ltd.			Mitchell International, Inc. 2nd Lien
7.875% due 08/01/21 (Þ)	1,229	1,235	Term Loan
Series 144a			9.545% due 11/20/25 (Ê)	28	28
7.875% due 08/01/21 (Þ)	957	967	Morgan Stanley Bank of America Merrill
Kraft Heinz Foods Co.			Lynch Trust
4.875% due 02/15/25 (Þ)	220	223	Series 2016-C29 Class XB
Kroger Co. (The)			Interest Only STRIP
6.150% due 01/15/20	214	221	1.115% due 05/15/49 (Ê)	7,710	490
L Brands, Inc.			Mosaic Solar Loans LLC
6.950% due 03/01/33	201	158	Series 2017-2A Class C
L-3 Communications Corp.			2.000% due 06/22/43	750	704
3.850% due 12/15/26	231	224	MSCI, Inc.
Ladder Capital Finance Holdings LLLP			5.750% due 08/15/25 (Þ)	478	491
5.250% due 10/01/25 (Þ)	482	447	Murphy Oil Corp.
			7.050% due 05/01/29	145	155
Lamar Media Corp.			Nationstar Mortgage LLC / Nationstar
Series WI			Capital Corp.
5.750% due 02/01/26	482	486	6.500% due 07/01/21	458	458
Lennar Corp.			Navient Corp.
Series WI			Series MTN
8.375% due 01/15/21	418	450	8.000% due 03/25/20	494	516
Leucadia National Corp.			5.625% due 08/01/33	79	64
5.500% due 10/18/23	212	219	NBCUniversal Media LLC
Liberty Interactive LLC			2.875% due 01/15/23	230	223
8.500% due 07/15/29	435	459	NCL Corp. , Ltd.
Live Nation Entertainment, Inc.			4.750% due 12/15/21 (Þ)	491	491
5.625% due 03/15/26 (Þ)	451	451	Netflix, Inc.
LKQ Corp.			5.375% due 02/01/21	470	479
4.750% due 05/15/23	459	443	Nevada Power Co.
Lockheed Martin Corp.			5.375% due 09/15/40	201	220
2.500% due 11/23/20	226	222	New Albertsons, L. P.
Louisiana-Pacific Corp.			7.450% due 08/01/29	164	138
Series WI			New Albertsons, LP
4.875% due 09/15/24	496	482	Series MTNC
LPL Holdings, Inc.			6.625% due 06/01/28	116	89
5.750% due 09/15/25 (Þ)	824	799	New Cingular Wireless Services, Inc.
M/I Homes, Inc.			8.750% due 03/01/31	167	221
Series WI			NFP Corp.
5.625% due 08/01/25	728	670	6.875% due 07/15/25 (Þ)	1,120	1,084
Mack-Cali Realty, LP			NGPL PipeCo LLC
3.150% due 05/15/23	518	457	7.768% due 12/15/37 (Þ)	211	247

See accompanying notes which are an integral part of the financial statements.

340 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nielsen Finance LLC / Nielsen Finance			Pilgrim's Pride Corp.
Co.			5.750% due 03/15/25 (Þ)	514	479
5.000% due 04/15/22 (Þ)	1,153	1,123	5.875% due 09/30/27 (Þ)	670	608
Noble Holding International, Ltd.			Plains All American Pipeline, LP / PAA
7.950% due 04/01/25	195	178	Finance Corp.
6.200% due 08/01/40	170	124	2.850% due 01/31/23	235	221
8.950% due 04/01/45	69	65	Plantronics, Inc.
Nokia of America Corp.			5.500% due 05/31/23 (Þ)	453	442
6.450% due 03/15/29	470	466	Plastipak Holdings, Inc.
Northrop Grumman Corp.			6.250% due 10/15/25 (Þ)	1,420	1,299
3.500% due 03/15/21	224	224	PNC Funding Corp.
Northwest Acquisitions ULC / Dominion			4.375% due 08/11/20	219	223
Finco, Inc.			Polaris Intermediate Corp.
7.125% due 11/01/22 (Þ)	1,930	1,943	8.500% due 12/01/22 (Þ)	1,960	2,009
NuStar Logistics, LP			Post Holdings, Inc.
4.800% due 09/01/20	329	328	5.750% due 03/01/27 (Þ)	465	444
NVA Holdings, Inc.			Precision Castparts Corp.
6.875% due 04/01/26 (Þ)	670	662	2.500% due 01/15/23	232	223
Oceaneering International, Inc.			Prime Security Services Borrower LLC /
4.650% due 11/15/24	258	240	Prime Finance, Inc.
One Call Corp.			9.250% due 05/15/23 (Þ)	700	740
Series 144a			Progress Energy, Inc.
7.500% due 07/01/24 (Å)	2,835	2,736	7.750% due 03/01/31	171	221
One Call Corp. 1st Lien Term Loan B			PulteGroup, Inc.
7.530% due 11/27/22 (Ê)	808	759	6.000% due 02/15/35	276	250
Optimas OE Solutions Holding LLC /			QEP Resources, Inc.
Optimas OE Solutions, Inc.			5.625% due 03/01/26	700	659
8.625% due 06/01/21 (Þ)	2,020	1,959	Qwest Corp.
Oracle Corp.			6.750% due 12/01/21	538	562
2.500% due 10/15/22	229	220
Orchestra Borrower LLC and Orchestra			Radian Group, Inc.
Co-Issuer, Inc.			5.250% due 06/15/20	486	495
6.750% due 06/15/22 (Þ)	2,050	2,091	Radio One, Inc. 1st Lien Term Loan B
Outfront Media Capital LLC / Outfront			6.310% due 04/18/23 (Ê)	2,233	2,183
Media Capital Corp.			RBS Capital Trust II
Series WI			6.425% due 12/29/49 (Ê)(ƒ)	112	134
5.875% due 03/15/25	487	489	Realogy Group LLC / Realogy Co-Issuer
Owens Corning			Corp.
7.000% due 12/01/36	193	215	5.250% due 12/01/21 (Þ)	498	489
			RegionalCare Hospital Partners
PacifiCorp			Holdings, Inc.
6.350% due 07/15/38	177	218	8.250% due 05/01/23 (Þ)	2,020	2,134
Pactiv LLC			Resolute Energy Corp.
7.950% due 12/15/25	200	208	8.500% due 05/01/20	1,420	1,420
Parfums Holding Co. , Inc. 2nd Lien
Term Loan			Revlon Consumer Products Corp.
11.060% due 06/30/25 (Ê)	1,420	1,434	5.750% due 02/15/21	590	462
Patterson Co. 2nd Lien Term Loan			Reynolds American, Inc.
11.026% due 08/28/23 (Å)(Ê)	3,490	3,281	3.250% due 06/12/20	223	222
Peabody Energy Corp.			Rite Aid Corp.
6.375% due 03/31/25 (Þ)	459	459	7.700% due 02/15/27	100	70
Peabody Securities Finance Corp.			Rowan Cos. , Inc.
6.000% due 03/31/22 (Þ)	692	691	4.750% due 01/15/24	190	165
Performance Food Group, Inc.			RP Crown Parent LLC
5.500% due 06/01/24 (Þ)	490	470	7.375% due 10/15/24 (Þ)	850	871
Philip Morris International, Inc.			Ryder System, Inc.
2.625% due 02/18/22	230	224	2.500% due 05/11/20	226	223
Phillips 66			Safeway, Inc.
5.875% due 05/01/42	191	208	7.250% due 02/01/31	784	774

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 341

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SBA Communications Corp.			Series WI
Series WI			7.875% due 09/15/23	1,300	1,388
4.000% due 10/01/22	518	496	SRS Distribution, Inc.
Scotts Miracle-Gro Co. (The)			8.250% due 07/01/26 (Þ)	1,250	1,172
Series WI			Staples, Inc.
5.250% due 12/15/26	496	470	8.500% due 09/15/25 (Þ)	494	447
Sealed Air Corp.			Starbucks Corp.
4.875% due 12/01/22 (Þ)	450	445	2.450% due 06/15/26	249	221
6.875% due 07/15/33 (Þ)	200	206	Starwood Commercial Mortgage Trust
Select Income REIT			Series 2018-URB Class D
4.250% due 05/15/24	231	220	4.330% due 05/15/35 (Ê)(Þ)	500	500
Service Corp. International			Starwood Property Trust, Inc.
5.375% due 05/15/24	485	490	Series WI
ServiceMaster Co. LLC (The)			5.000% due 12/15/21	482	480
5.125% due 11/15/24 (Þ)	503	484	Steel Dynamics, Inc.
SESI LLC			Series WI
7.125% due 12/15/21	201	199	4.125% due 09/15/25	475	444
Sherwin-Williams Co.			Suburban Propane Partners LP /
2.750% due 06/01/22	230	221	Suburban Energy Finance Corp.
Silgan Holdings, Inc.			Series MTNB
			5.875% due 03/01/27	627	572
Series WI			SunCoke Energy Partners, LP / SunCoke
4.750% due 03/15/25	520	493	Energy Partners Finance Corp.
Sirius XM Radio, Inc.			Series 785A
5.375% due 04/15/25 (Þ)	496	491	7.500% due 06/15/25 (Þ)	1,300	1,323
5.375% due 07/15/26 (Þ)	1,340	1,311	Surgery Center Holdings, Inc.
SM Energy Co.			8.875% due 04/15/21 (Þ)	560	575
5.000% due 01/15/24	140	133	6.750% due 07/01/25 (Þ)	1,320	1,237
5.625% due 06/01/25	495	476	Symantec Corp.
SoFi Consumer Loan Program Trust			4.200% due 09/15/20	396	395
Series 2017-3 Class B			Synchrony Financial
3.850% due 05/25/26 (Þ)	1,000	989	2.700% due 02/03/20	227	224
SoFi Professional Loan Program Trust			Taco Bell Funding LLC
3.610% due 09/25/40 (Þ)	400	378
3.490% due 11/26/40 (Þ)	500	481	Series 2016-1A Class A2II
			4.377% due 05/25/46 (Þ)	493	496
SolarCity Corp.			Talen Energy Supply LLC
Series 2017-2A Class B			4.600% due 12/15/21	92	86
6.990% due 02/20/48 (Þ)	1,000	1,000	Targa Resources Partners, LP / Targa
Southern Co.			Resources Partners Finance Corp.
2.950% due 07/01/23	233	222	5.875% due 04/15/26 (Þ)	449	452
Southern Copper Corp.			TCI Communications, Inc.
7.500% due 07/27/35	180	216	7.875% due 02/15/26	182	222
Southern Power Co.			Team Health Holdings, Inc.
5.150% due 09/15/41	222	218	6.375% due 02/01/25 (Þ)	1,010	869
Southwestern Energy Co.			Tenet Healthcare Corp.
6.200% due 01/23/25	275	267	6.875% due 11/15/31	112	99
Spectrum Brands, Inc.			Thermo Fisher Scientific, Inc.
Series WI			3.650% due 12/15/25	227	220
5.750% due 07/15/25	486	471	TIBCO Software, Inc.
Springleaf Finance Corp.			11.375% due 12/01/21 (Þ)	3,078	3,263
7.125% due 03/15/26	461	437	Time Warner Cable, Inc.
Sprint Capital Corp.			6.750% due 06/15/39	202	212
6.875% due 11/15/28	1,110	1,091	Time Warner, Inc.
8.750% due 03/15/32	552	600	5.375% due 10/15/41	223	213
Sprint Corp.			T-Mobile USA, Inc.
7.625% due 03/01/26	589	610	6.375% due 03/01/25	434	448
			TMS International Corp.

See accompanying notes which are an integral part of the financial statements.

342 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.250% due 08/15/25 (Þ)	1,306	1,299	Veritas US, Inc. / Veritas Bermuda, Ltd.
Townsquare Media, Inc.			10.500% due 02/01/24 (Þ)	1,348	1,159
Series 144a			Verizon Communications, Inc.
6.500% due 04/01/23 (Þ)	570	524	5.150% due 09/15/23	211	224
TransDigm IL Holdings PLC			Verscend Holding Corp. Term Loan
6.875% due 05/15/26 (Þ)	442	441	6.802% due 08/09/24 (Ê)	880	886
TransDigm, Inc.			Verus Securitization Trust
6.000% due 07/15/22	440	442	Series 2018-1 Class B1
Series WI			3.801% due 01/25/58 (Ê)(Þ)	1,000	1,000
6.375% due 06/15/26	1,336	1,309	ViaSat, Inc.
Transocean, Inc.			5.625% due 09/15/25 (Þ)	502	465
7.500% due 04/15/31	290	268	Visa, Inc.
6.800% due 03/15/38	1,442	1,159	2.200% due 12/14/20	227	222
Trident Merger Sub, Inc.			Vizient, Inc.
6.625% due 11/01/25 (Þ)	1,706	1,595	10.375% due 03/01/24 (Þ)	2,440	2,660
Trinity Industries, Inc.			Walgreen Co.
4.550% due 10/01/24	227	215	3.100% due 09/15/22	230	224
Triumph Group, Inc.			Walgreens Boots Alliance, Inc.
4.875% due 04/01/21	682	642	3.450% due 06/01/26	236	218
5.250% due 06/01/22	150	138	Walt Disney Co. (The)
Series WI			2.450% due 03/04/22	231	224
7.750% due 08/15/25	749	704	Warrior Met Coal, Inc.
Tyson Foods, Inc.			8.000% due 11/01/24 (Þ)	441	453
4.500% due 06/15/22	215	220	Washington Mutual Mortgage Pass-
U. S. Renal Care, Inc. 1st Lien Term Loan			Through Certificates
6.636% due 12/31/22 (Ê)	668	647	Series 2006-AR15 Class 1A
Under Armour, Inc.			2.786% due 11/25/46 (Ê)	515	472
3.250% due 06/15/26	336	296	Washington Prime Group, LP
Unilever Capital Corp.			5.950% due 08/15/24	234	216
1.375% due 07/28/21	236	224	Weatherford International, Ltd.
United Parcel Service, Inc.			6.500% due 08/01/36	243	162
2.500% due 04/01/23	231	221	6.750% due 09/15/40	254	171
United States Cellular Corp.			Wells Fargo Commercial Mortgage Trust
6.700% due 12/15/33	150	152	Series 2014-LC18 Class XA
United States Steel Corp.			Interest Only STRIP
6.650% due 06/01/37	201	170	1.302% due 12/15/47 (Ê)	5,274	254
United Technologies Corp.			Series 2016-NXS6 Class XA
7.500% due 09/15/29	178	223	Interest Only STRIP
UnitedHealth Group, Inc.			1.645% due 11/15/49 (Ê)	7,357	629
3.150% due 06/15/21	223	222	Series 2017-C40 Class D
Uniti Group LP			2.700% due 10/15/50 (Þ)	600	452
7.125% due 12/15/24 (Þ)	1,470	1,305	West Corp.
Universal Health Services, Inc.			Series 0005
4.750% due 08/01/22 (Þ)	222	222	8.500% due 10/15/25 (Þ)	930	839
USG Corp.			West Street Merger Sub, Inc.
5.500% due 03/01/25 (Þ)	458	463	6.375% due 09/01/25 (Þ)	1,636	1,534
USIS Merger Sub, Inc.			Williams Scotsman International, Inc.
6.875% due 05/01/25 (Þ)	414	404	7.875% due 12/15/22 (Þ)	475	488
UTEX Industries, Inc. Covenant-Lite 1st			Wyndham Worldwide Corp.
Lien Term Loan B			4.250% due 03/01/22	570	550
6.302% due 05/22/21 (Ê)	1,151	1,125	3.900% due 03/01/23	481	445
Valeant Pharmaceuticals International,			Xerox Corp.
Inc.			4.500% due 05/15/21	220	219
6.125% due 04/15/25 (Þ)	3,250	2,989
			Yum! Brands, Inc.
Venture XXIX CLO, Ltd.			3.875% due 11/01/23	487	460
Series 2017-29A Class E
8.593% due 09/07/30 (Ê)(Þ)	544	544	Zachry Holdings, Inc.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 343

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
7.500% due 02/01/20 (Þ)	1,025	1,019	Harvey Gulf International Marine
		250,581	LLC(Å)(Æ)
Venezuela, Bolivarian Republic of - 0.4%			2043 Warrants		1,033		55
Petroleos de Venezuela SA							55
5.375% due 04/12/27 (Ø)	1,000	178
Series REGS			Total Warrants & Rights
9.000% due 11/17/21 (Ø)	313	66	(cost $—)				55
6.000% due 05/16/24 (Ø)	8,000	1,380
6.000% due 11/15/26 (Ø)	3,986	688	Short-Term Investments - 17.7%
5.500% due 04/12/37 (Ø)	2,150	387	Argentina - 0.1%
		2,699	Letras del Banco Central de Argentina
Virgin Islands, British - 0.2%			0.010% due 11/21/18	ARS	12,210		333
Bluestar Finance Holdings, Ltd.			China - 0.1%
4.375% due 12/29/49 (Ê)(ƒ)	235	235	Greenland Global Investment, Ltd.
Chalco Hong Kong Investment Co. , Ltd.			4.375% due 07/03/19		288		282
4.250% due 12/29/49 (Ê)(ƒ)	390	371	Ecuador - 0.1%
Franshion Brilliant, Ltd.			EP Petroecuador
5.750% due 12/29/49 (Ê)(ƒ)	653	593
			Series REGS
Greenland Global Investment, Ltd.
5.875% due 07/03/24	457	376	8.016% due 09/24/19 (Ê)		588		587
		1,575	Malaysia - 0.1%
Total Long-Term Fixed Income			Malaysia Government International Bond
			Series 0414
Investments			3.654% due 10/31/19	MYR	3,000		718
(cost $541,945)		509,139	Netherlands - 0.0%
			Republic of Angola Via Northern Lights
Common Stocks - 1.5%			III BV
United States - 1.5%			Series REGS
Charming Charlie, Inc. (Å)(Æ)(Š)	3,957,093	—	7.000% due 08/17/19		188		188
Education Management Corp. (Æ)(Š)(Þ)	4,460,190	—	United Kingdom - 0.1%
Foresight Energy LP(Å)	136,867	547	Ocado Group PLC
HGIM Corp. (Å)(Æ)	230	12	Series REGS
Millennium Health LLC(Å)(Æ)	14,862	1	1.652% due 06/15/24	GBP	650		819
Real Alloy(Å)(Æ)(Š)	39	1,422	United States - 17.1%
Specialty Steel Holdco, Inc. (Å)(Æ)(Š)	22	7,309	Allegiant Travel Co.
		9,291
			5.500% due 07/15/19		1,526		1,534

Total Common Stocks			Charming Charlie, Inc. Term Loan
(cost $5,669)		9,291	2.500% due 05/15/19 (Å)(Ê)(•)		255		255
			20.000% due 05/15/19 (Å)(Ê)		21		21
Preferred Stocks - 0.3%			Frontier Communications Corp.
United States - 0.3%			7.125% due 03/15/19		750		752
Education Management Corp. (Æ)(Š)			Getty Images, Inc. 1st Lien Term Loan B
0.000% (Ÿ)	2,128	—	5.802% due 10/18/19 (Ê)		1,628		1,608
Sequa Corp. (Æ)(Š)
0.000% (Ÿ)	2,095	2,095	Real Alloy Holding, Inc.
		2,095	10.000% due 01/15/19 (Å)(Ø)		1,020		—
			U. S. Cash Management Fund(@)		102,861,934	(8)	102,862
Total Preferred Stocks			United States Treasury Bills
(cost $2,392)		2,095	2.178% due 12/20/18(~)(§)		3,200		3,191
							110,223
Warrants & Rights - 0.0%			Venezuela, Bolivarian Republic of - 0.1%
United States - 0.0%			Venezuela Government International
Education Management Corp. (Æ)			Bond
2021 Warrants	1,564,221	—	Series REGS
			7.000% due 12/01/18 (Ø)		1,750		424

See accompanying notes which are an integral part of the financial statements.

344 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
7.750% due 10/13/19 (Ø)	2,000	493
		917
Total Short-Term Investments
(cost $117,735)		114,067

Total Investments 98.5%
(identified cost $667,741)		634,647

Other Assets and Liabilities, Net
- 1.5%		9,770
Net Assets - 100.0%		644,417

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 345

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
3.5%
Charming Charlie, Inc.	04/24/18	3,957,093	—	40	—
Charming Charlie, Inc. Term Loan	04/24/18	255,202	100.00	255	255
Charming Charlie, Inc. Term Loan	09/27/18	20,692	100.00	21	21
Charming Charlie, Inc. Term Loan A	04/24/18	353,688	90.25	319	255
Charming Charlie, Inc. Term Loan B	04/24/18	432,991	77.70	336	303
Foresight Energy LP	03/07/18	136,867	—	—	547
Harvey Gulf International Marine LLC	07/02/18	1,033	—	—	55
HGIM Corp.	07/02/18	230	—	—	12
KazMunayGas National Co. JSC	01/07/15	4,000,000	82.84	3,315	3,835
Millennium Health LLC	12/21/15	14,862	7.27	108	1
One Call Corp.	06/26/17	2,835,000	93.61	2,654	2,736
Oschadbank Via SSB #1 PLC	12/10/15	2,800,000	77.71	2,176	2,716
Patterson Co. 2nd Lien Term Loan	08/14/15	3,490,000	99.00	3,455	3,281
Real Alloy	05/31/18	39	35,878.00	1,383	1,422
Real Alloy Holding, Inc.	12/23/14	1,020,000	—	1,014	—
Specialty Steel Holdco, Inc.	11/15/17	22	175,137.87	3,811	7,309
					22,748

For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

346 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Asurion LLC 2nd Lien Term Loan	USD 1 Month LIBOR	6.500
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	7.327
Barclays Bank PLC	USD 3 Month LIBOR	1.550
	U. K. Government Bonds 5 Year Note Generic Bid
Barclays Bank PLC	Yield	3.150
Barclays Bank PLC	3 Month EURIBOR	0.710
BCPE Eagle Buyer LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Blue Mountain CLO, Ltd.	USD 3 Month LIBOR	2.200
	U. S. Treasury Yield Curve Rate T Note Constant
Bluestar Finance Holdings, Ltd.	Maturity 3 Year	7.242
BPCE SA	3 Month EURIBOR	13.130
BPCE SA	USD 3 Month LIBOR	12.980
BX Commercial Mortgage Trust	USD 1 Month LIBOR	2.050
Carlyle Global Market Strategies	USD 3 Month LIBOR	2.100
	U. S. Treasury Yield Curve Rate T Note Constant
Chalco Hong Kong Investment Co. , Ltd.	Maturity 5 Year	7.931
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan	USD 3 Month LIBOR	20.000
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	5.000
Charming Charlie, Inc. Term Loan B	USD 3 Month LIBOR	1.000
CIFC Funding, Ltd.	USD 3 Month LIBOR	2.350
CIFC Funding, Ltd.	USD 3 Month LIBOR	2.200
	U. S. Treasury Yield Curve Rate T Note Constant
CITIC Envirotech, Ltd.	Maturity 3 Year	9.243
Commercial Barge Line Co. 1st Lien Term Loan B	USD 1 Month LIBOR	8.750
Connecticut Avenue Securities Trust	USD 1 Month LIBOR	2.400
Dexko Global, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Dryden Senior Loan Fund	USD 3 Month LIBOR	2.200
Dryden Senior Loan Fund	USD 3 Month LIBOR	2.600
Education Management LLC Term Loan B	USD 3 Month LIBOR	8.500
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
EP Petroecuador	USD 3 Month LIBOR	5.630
Evergreen Skills Lux Sarl 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.100
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.100
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.200
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 347

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. S. Treasury Yield Curve Rate T Note Constant
Franshion Brilliant, Ltd.	Maturity 5 Year	3.859
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.300
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.300
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	2.650
Freddie Mac Structured Agency Credit Risk Notes	USD 1 Month LIBOR	1.800
Galaxy Bidco, Ltd.	GBP 3 Month LIBOR	4.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
	U. K. Government Bonds 5 Year Note Generic Bid
HBOS Sterling Finance Jersey, LP	Yield	4.400
House of Fraser Funding PLC	GBP 3 Month LIBOR	5.750
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	3.135
Intesa Sanpaolo Vita SpA	3 Month EURIBOR	4.817
Invitation Homes Trust	USD 1 Month LIBOR	1.650
LCM, Ltd.	USD 3 Month LIBOR	2.150
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.200
Madison Park Funding, Ltd.	USD 3 Month LIBOR	2.200
Miller Homes Group Holdings PLC	GBP 3 Month LIBOR	5.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
One Call Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	5.250
Oschadbank Via SSB #1 PLC	USD 6 Month LIBOR	6.875
Parfums Holding Co. , Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.750
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
	U. S. Treasury Yield Curve Rate T Note Constant
PTTEP Treasury Center Co. , Ltd.	Maturity 5 Year	3.177
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
RBS Capital Trust II	USD 3 Month LIBOR	1.943
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
RWE AG	Year Rate	2.643
SCOF-2, Ltd.	USD 3 Month LIBOR	2.260
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.700
Srlev NV	12 Month EURIBOR	6.165
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Starwood Commercial Mortgage Trust	USD 1 Month LIBOR	2.050
	U. S. Treasury Yield Curve Rate T Note Constant
State Bank of India	Maturity 5 Year	4.274
Takko Luxembourg 2 SCA	3 Month EURIBOR	5.375
TPG Real Estate Finance Issuer, Ltd.	USD 1 Month LIBOR	2.700
U. S. Renal Care, Inc. 1st Lien Cov-Lite Term Loan	USD 3 Month LIBOR	4.250
Ukreximbank Via Biz Finance PLC	USD 6 Month LIBOR	7.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.100
UTEX Industries, Inc. Covenant-Lite 1st Lien Term Loan B	USD 1 Month LIBOR	4.000

See accompanying notes which are an integral part of the financial statements.

348 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verscend Holding Corp. Term Loan	USD 1 Month LIBOR	4.500
	U. S. Treasury Yield Curve Rate T Note Constant
VTB Bank	Maturity 10 Year	8.670
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates	year CMT	0.840

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	159	AUD	20,577	12/18	(35)
Canada 10 Year Government Bond Futures	275	CAD	36,341	12/18	(367)
Euro-Bobl Futures	7	EUR	920	12/18	5
Euro-Bund Futures	69	EUR	11,058	12/18	(7)
Euro-Schatz Futures	27	EUR	3,023	12/18	4
Long Gilt Futures	8	GBP	979	12/18	21
United States 2 Year Treasury Note Futures	79	USD	16,642	12/18	(4)
United States 5 Year Treasury Note Futures	164	USD	18,431	12/18	(12)
United States 10 Year Treasury Note Futures	651	USD	77,103	12/18	(834)
United States 10 Year Ultra Treasury Note Futures	29	USD	3,628	12/18	(35)
United States Long Bond Futures	46	USD	6,354	12/18	(28)
United States Ultra Bond Futures	23	USD	3,432	12/18	(114)
Short Positions
Euro-Bund Futures	219	EUR	35,097	12/18	65
Euro-Schatz Futures	370	EUR	41,431	12/18	(21)
Long Gilt Futures	286	GBP	35,009	12/18	(136)
United States 2 Year Treasury Note Futures	36	USD	7,584	12/18	5
United States 5 Year Treasury Note Futures	25	USD	2,809	12/18	15
United States 10 Year Treasury Note Futures	53	USD	6,277	12/18	1
United States 10 Year Ultra Treasury Note Futures	27	USD	3,378	12/18	7
United States Long Bond Futures	18	USD	2,486	12/18	30
United States Ultra Bond Futures	12	USD	1,791	12/18	95
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,345)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	365	CZK	7,956	11/20/18	(17)
Bank of America	USD	7	CZK	149	11/26/18	—
Bank of America	USD	1,307	CZK	29,420	11/26/18	(22)
Bank of America	USD	478	GBP	366	11/28/18	(10)
Bank of America	USD	408	HUF	113,220	11/20/18	(13)
Bank of America	USD	1,310	HUF	370,916	11/26/18	(15)

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 349

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,316	PLN	4,834	11/26/18	(56)
Bank of America	USD	1,865	PLN	7,044	11/26/18	(28)
Bank of America	USD	59	THB	1,938	11/26/18	(1)
Bank of America	USD	2,594	TRY	17,067	11/26/18	415
Bank of America	USD	2,697	TRY	16,778	11/26/18	260
Bank of America	CZK	8,297	USD	382	11/26/18	19
Bank of America	EUR	195	USD	224	11/09/18	3
Bank of America	EUR	845	USD	971	11/09/18	13
Bank of America	EUR	18,652	USD	21,493	11/28/18	324
Bank of America	HUF	736	USD	3	11/26/18	—
Bank of America	HUF	102,532	USD	370	11/26/18	12
Bank of America	PLN	49	USD	13	11/26/18	—
Bank of America	THB	80,956	USD	2,441	11/26/18	(3)
Bank of America	THB	97,671	USD	3,006	11/26/18	59
Bank of America	TRY	1,462	USD	246	11/26/18	(11)
Bank of America	ZAR	2,452	USD	181	11/20/18	15
Bank of Montreal	USD	10,778	EUR	9,496	11/09/18	(17)
Bank of Montreal	USD	2,112	GBP	1,654	11/09/18	2
Bank of Montreal	EUR	7,714	USD	8,956	11/09/18	215
Bank of Montreal	EUR	9,496	USD	10,801	12/07/18	15
Bank of Montreal	GBP	1,394	USD	1,821	11/09/18	38
Bank of Montreal	GBP	1,654	USD	2,115	12/07/18	(3)
Bank of Montreal	SEK	85,763	USD	9,669	11/26/18	280
Barclays	USD	365	CZK	7,956	11/20/18	(17)
Barclays	USD	474	HUF	131,720	11/20/18	(14)
Barclays	USD	80	MXN	1,523	11/09/18	(5)
Barclays	USD	507	PLN	1,879	11/14/18	(18)
Barclays	MXN	370	USD	20	11/09/18	1
Barclays	ZAR	2,452	USD	180	11/20/18	15
BNP Paribas	USD	11	TWD	330	11/26/18	—
BNP Paribas	TWD	17,248	USD	565	11/26/18	7
BNP Paribas	TWD	52,205	USD	1,703	11/26/18	14
Brown Brothers Harriman	USD	3,353	AUD	4,600	12/19/18	(94)
Brown Brothers Harriman	USD	264	EUR	230	11/09/18	(3)
Brown Brothers Harriman	USD	1,603	EUR	1,380	11/09/18	(39)
Brown Brothers Harriman	USD	2,391	EUR	2,059	11/26/18	(55)
Brown Brothers Harriman	USD	925	GBP	706	11/09/18	(23)
Brown Brothers Harriman	USD	3,411	NOK	27,700	12/19/18	(117)
Brown Brothers Harriman	USD	3,341	NZD	5,000	12/19/18	(76)
Brown Brothers Harriman	USD	3,303	PLN	12,300	11/16/18	(97)
Brown Brothers Harriman	USD	3,232	TRY	18,600	11/16/18	66
Brown Brothers Harriman	USD	3,270	ZAR	47,300	11/16/18	(69)
Brown Brothers Harriman	AUD	4,592	MXN	63,300	11/16/18	(284)
Brown Brothers Harriman	EUR	100	USD	115	11/09/18	2
Brown Brothers Harriman	EUR	7,650	USD	8,877	11/09/18	207
Brown Brothers Harriman	GBP	500	USD	661	11/09/18	22
Brown Brothers Harriman	GBP	1,245	USD	1,627	11/09/18	35
Citigroup	USD	1	ARS	55	11/13/18	—
Citigroup	USD	10,778	EUR	9,496	11/09/18	(17)
Citigroup	USD	2,113	GBP	1,654	11/09/18	2
Citigroup	USD	3	INR	180	11/26/18	—
Citigroup	USD	25	INR	1,838	11/26/18	—

See accompanying notes which are an integral part of the financial statements.

350 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	549	INR	38,931	11/26/18	(25)
Citigroup	USD	1,687	INR	123,626	11/26/18	(22)
Citigroup	USD	47	PEN	157	11/26/18	—
Citigroup	AUD	1,533	USD	1,090	12/19/18	4
Citigroup	EUR	7,714	USD	8,955	11/09/18	213
Citigroup	EUR	9,496	USD	10,801	12/07/18	15
Citigroup	GBP	1,394	USD	1,820	11/09/18	37
Citigroup	GBP	1,654	USD	2,115	12/07/18	(2)
Citigroup	KRW	11,209	USD	10	11/26/18	—
Citigroup	KRW	634,982	USD	566	11/26/18	9
Citigroup	KRW	1,895,403	USD	1,687	11/26/18	26
Citigroup	NOK	9,233	USD	1,105	12/19/18	7
Citigroup	NZD	1,667	USD	1,088	12/19/18	—
Citigroup	PEN	4,578	USD	1,374	11/26/18	17
Citigroup	PEN	6,135	USD	1,847	11/26/18	29
Commonwealth Bank of Australia	USD	10,781	EUR	9,496	11/09/18	(19)
Commonwealth Bank of Australia	USD	2,113	GBP	1,654	11/09/18	2
Commonwealth Bank of Australia	EUR	7,714	USD	8,962	11/09/18	220
Commonwealth Bank of Australia	EUR	9,496	USD	10,805	12/07/18	18
Commonwealth Bank of Australia	GBP	1,394	USD	1,821	11/09/18	39
Commonwealth Bank of Australia	GBP	1,654	USD	2,116	12/07/18	(2)
Commonwealth Bank of Australia	NOK	65,222	USD	8,028	11/26/18	283
JPMorgan Chase	USD	9	ARS	350	11/13/18	1
JPMorgan Chase	USD	365	CZK	7,956	11/20/18	(17)
JPMorgan Chase	ARS	405	USD	10	11/13/18	(1)
JPMorgan Chase	EUR	150	USD	173	11/28/18	2
JPMorgan Chase	GBP	19,955	USD	26,086	11/28/18	552
Royal Bank of Canada	USD	10,778	EUR	9,496	11/09/18	(17)
Royal Bank of Canada	USD	2,113	GBP	1,654	11/09/18	2
Royal Bank of Canada	USD	7,963	JPY	890,498	11/26/18	(58)
Royal Bank of Canada	AUD	34	USD	24	11/01/18	—
Royal Bank of Canada	AUD	1,533	USD	1,091	12/19/18	5
Royal Bank of Canada	CAD	517	USD	393	11/01/18	1
Royal Bank of Canada	EUR	7,714	USD	8,960	11/09/18	217
Royal Bank of Canada	EUR	9,496	USD	10,801	12/07/18	15
Royal Bank of Canada	GBP	1,394	USD	1,820	11/09/18	38
Royal Bank of Canada	GBP	1,654	USD	2,115	12/07/18	(2)
Royal Bank of Canada	NOK	2,968	USD	353	11/01/18	—
Royal Bank of Canada	NOK	9,233	USD	1,105	12/19/18	8
Royal Bank of Canada	NZD	298	USD	195	11/01/18	1
Royal Bank of Canada	NZD	1,667	USD	1,089	12/19/18	1
Standard Chartered	USD	3,991	CAD	5,177	11/26/18	(57)
Standard Chartered	USD	365	CZK	7,956	11/20/18	(17)
Standard Chartered	USD	441	HUF	122,470	11/20/18	(14)
Standard Chartered	USD	25	IDR	377,948	11/26/18	—
Standard Chartered	USD	551	IDR	8,172,809	11/26/18	(15)
Standard Chartered	USD	1,669	IDR	25,286,074	11/26/18	(13)
Standard Chartered	USD	172	MXN	3,273	11/09/18	(11)
Standard Chartered	USD	507	PLN	1,879	11/14/18	(17)
Standard Chartered	USD	506	ZAR	7,356	11/20/18	(9)
Standard Chartered	CZK	39,781	USD	1,831	11/20/18	94
Standard Chartered	HUF	367,410	USD	1,337	11/20/18	54

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 351

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	MXN	4,057	USD	210	11/09/18	10
Standard Chartered	PLN	5,637	USD	1,544	11/14/18	74
State Street	USD	3,188	ARS	120,000	11/16/18	97
State Street	USD	409	BRL	1,530	11/26/18	1
State Street	USD	3	CLP	1,753	11/26/18	—
State Street	USD	44	CLP	30,011	11/26/18	(1)
State Street	USD	58	EUR	50	11/09/18	(1)
State Street	USD	275	EUR	242	11/09/18	(1)
State Street	USD	1,356	HKD	10,626	11/26/18	—
State Street	USD	1,870	HKD	14,652	11/26/18	—
State Street	USD	3,265	INR	240,900	11/16/18	(13)
State Street	USD	556	MXN	10,712	11/26/18	(30)
State Street	USD	1,672	MXN	31,850	11/26/18	(109)
State Street	USD	37	MYR	153	11/26/18	—
State Street	USD	9,639	NZD	14,619	11/26/18	(97)
State Street	USD	544	ZAR	8,016	11/26/18	(2)
State Street	USD	1,678	ZAR	25,237	11/26/18	28
State Street	BRL	6,100	CAD	2,125	11/16/18	(44)
State Street	BRL	6,100	NOK	13,623	11/16/18	(40)
State Street	BRL	6,191	USD	1,483	11/26/18	(178)
State Street	BRL	7,257	USD	1,844	11/26/18	(102)
State Street	CAD	2,148	BRL	6,100	11/16/18	10
State Street	CAD	1,066	RUB	53,800	11/16/18	10
State Street	CAD	2,100	TRY	9,300	11/16/18	107
State Street	CLP	971,390	USD	1,415	11/26/18	19
State Street	CLP	1,230,475	USD	1,866	11/26/18	97
State Street	EUR	237	USD	275	11/09/18	7
State Street	EUR	4,606	USD	5,336	11/15/18	113
State Street	EUR	242	USD	275	12/07/18	—
State Street	HKD	412	USD	53	11/26/18	—
State Street	ILS	28,818	USD	7,937	11/26/18	175
State Street	MXN	331	USD	17	11/26/18	1
State Street	MYR	5,710	USD	1,376	11/26/18	13
State Street	MYR	7,639	USD	1,864	11/26/18	40
State Street	NOK	13,443	BRL	6,100	11/16/18	83
State Street	NOK	13,666	PLN	6,200	11/16/18	(12)
State Street	NZD	4,959	RUB	214,700	11/16/18	34
State Street	PLN	12,300	USD	3,256	11/16/18	50
State Street	RUB	53,350	NZD	1,247	11/16/18	10
State Street	TRY	18,600	USD	3,233	11/16/18	(64)
State Street	ZAR	752	USD	52	11/26/18	1
Toronto Dominion Bank	GBP	2,307	USD	3,053	11/15/18	102
UBS	USD	365	CZK	7,956	11/20/18	(17)
UBS	USD	507	PLN	1,879	11/14/18	(17)
UBS	MXN	370	USD	20	11/09/18	1
UBS	ZAR	2,452	USD	180	11/20/18	15
Westpac	USD	1,593	AUD	2,232	11/26/18	(13)
Westpac	AUD	1,533	USD	1,090	12/19/18	4
Westpac	CHF	9,422	USD	9,552	11/26/18	178
Westpac	NOK	9,233	USD	1,105	12/19/18	7
Westpac	NZD	1,667	USD	1,087	12/19/18	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,054

See accompanying notes which are an integral part of the financial statements.

352 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Fixed Income Investments
Argentina	—	6,155	—	—	6,155	0.9
Australia	—	424	—	—	424	0.1
Austria	—	257	—	—	257	—*
Azerbaijan	—	1,491	—	—	1,491	0.2
Bahrain	—	2,001	—	—	2,001	0.3
Belgium	—	500	—	—	500	0.1
Brazil	—	5,582	—	—	5,582	0.9
Canada	—	16,674	—	—	16,674	2.6
Cayman Islands	—	5,926	1,000	—	6,926	1.1
Chile	—	1,019	—	—	1,019	0.1
China	—	1,175	—	—	1,175	0.2
Colombia	—	3,637	—	—	3,637	0.6
Costa Rica	—	2,414	—	—	2,414	0.4
Czech Republic	—	392	—	—	392	0.1
Denmark	—	4,589	—	—	4,589	0.7
Dominican Republic	—	3,015	—	—	3,015	0.5
Ecuador	—	1,704	—	—	1,704	0.3
Egypt	—	2,976	—	—	2,976	0.5
El Salvador	—	2,798	—	—	2,798	0.4
Ethiopia	—	970	—	—	970	0.2
Finland	—	1,748	—	—	1,748	0.2
France	—	10,236	—	—	10,236	1.6
Gabon	—	454	—	—	454	0.1
Georgia	—	581	—	—	581	0.1
Germany	—	11,610	—	—	11,610	1.8
Ghana	—	1,003	—	—	1,003	0.2
Guernsey	—	430	—	—	430	0.1
Honduras	—	527	—	—	527	0.1
Hong Kong	—	599	—	—	599	0.1
Hungary	—	420	—	—	420	0.1
India	—	200	—	—	200	—*
Indonesia	—	1,574	—	—	1,574	0.2
Iraq	—	916	—	—	916	0.1
Ireland	—	2,675	—	—	2,675	0.4
Italy	—	15,629	—	—	15,629	2.4
Jersey	—	5,903	—	—	5,903	0.9
Jordan	—	905	—	—	905	0.1
Kazakhstan	—	4,566	—	—	4,566	0.7
Kenya	—	973	—	—	973	0.2

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 353

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Lebanon	—	2,935	—	—	2,935	0.5
Luxembourg	—	19,579	—	—	19,579	3.0
Macao	—	512	—	—	512	0.1
Malaysia	—	237	—	—	237	—*
Malta	—	1,099	—	—	1,099	0.2
Mexico	—	10,764	—	—	10,764	1.7
Mongolia	—	529	—	—	529	0.1
Morocco	—	787	—	—	787	0.1
Mozambique	—	857	—	—	857	0.1
Netherlands	—	12,998	—	—	12,998	2.0
Nigeria	—	1,490	—	—	1,490	0.2
Oman	—	1,474	—	—	1,474	0.2
Pakistan	—	2,454	—	—	2,454	0.4
Panama	—	559	—	—	559	0.1
Paraguay	—	1,559	—	—	1,559	0.2
Peru	—	2,589	—	—	2,589	0.4
Philippines	—	706	—	—	706	0.1
Poland	—	1,328	—	—	1,328	0.2
Qatar	—	404	—	—	404	0.1
Russia	—	2,349	—	—	2,349	0.4
Saudi Arabia	—	684	—	—	684	0.1
Singapore	—	299	—	—	299	—*
South Africa	—	6,523	—	—	6,523	1.0
Spain	—	1,128	—	—	1,128	0.2
Sri Lanka	—	1,335	—	—	1,335	0.2
Sweden	—	4,290	—	—	4,290	0.7
Thailand	—	1,000	—	—	1,000	0.2
Tunisia	—	537	—	—	537	0.1
Turkey	—	7,243	—	—	7,243	1.1
Ukraine	—	202	—	—	202	—*
United Arab Emirates	—	1,219	—	—	1,219	0.2
United Kingdom	—	38,967	—	—	38,967	6.0
United States	—	250,063	518	—	250,581	38.9
Venezuela, Bolivarian Republic of	—	2,699	—	—	2,699	0.4
Virgin Islands, British	—	1,575	—	—	1,575	0.2
Common Stocks	547	13	8,731	—	9,291	1.5
Preferred Stocks	—	—	2,095	—	2,095	0.3
Warrants & Rights	—	55	—	—	55	—*
Short-Term Investments	—	10,929	276	102,862	114,067	17.7
Total Investments	547	518,618	12,620	102,862	634,647	98.5

See accompanying notes which are an integral part of the financial statements.

354 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Assets and Liabilities, Net						1.5
						100.0

Other Financial Instruments
Assets
Futures Contracts	248	—	—	—	248	—*
Foreign Currency Exchange Contracts	2	5,236	—	—	5,238	0.8

Liabilities
Futures Contracts	(1,593)	—	—	—	(1,593)	(0.2)
Foreign Currency Exchange Contracts	—	(2,184)	—	—	(2,184)	(0.3)
Total Other Financial Instruments**	$(1,343)	$3,052	$—	$—	$1,709

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

Category and Subcategory	Valuation Technique(s)	Unobservable Input(s)	Input/Range(s)	Weighted Average	Fair Value ($)
Long-Term Fixed Income Investments
Cayman Island	Other*				$1,000
United States	Other*				518
Common Stock
	Discounted cash flow**	Discount rates	15.7% - 16.8%	16.6%	8,731
	Weighted market approach***	EBITDA multiples	5.02x – 6.84x	6.54x
Preferred Stock
United States	Other*				2,095
Short-term Investments
United States	Other*				276
Total Investments					$12,620

*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2018 were less than 1% of net assets
**  The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiples. A 50%/50%
weighted average was applied to the Market approach and Discounted cash flow.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 355

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — October 31, 2018

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	10/31/2018	10/31/2018
Long-Term Fixed Income
Investments
Cayman Islands	$—	$1,000	$—	$—	$—	$—	$—	$—	$1,000	$—
United States	3,632	629	3,811	—	—	—	—	68	518	—
Common Stock	—	5,233	—	—	—	—	—	3,498	8,731	3,498
Preferred Stock	2,095	—	—	—	—	—	—	—	2,095	—
Warrants & Rights	540	—	—	—	—	—	—	(540)	—	—
Short-Term Investments	—	297	21	—	—	—	—	—	276	—
Total Investments	6,267	7,159	3,832	—	—	—	—	3,026	12,620	3,498

Amounts in thousands
Fair Value
Sector Exposure	$
Long-Term Fixed Income Investments
Asset-Backed Securities	9,502
Corporate Bonds and Notes	188,719
International Debt	148,926
Loan Agreements	20,786
Mortgage-Backed Securities	33,454
Non-US Bonds	108,470
Common Stocks
Energy	547
Healthcare	1
Materials and Processing	7,309
Producer Durables	1,434
Preferred Stocks
Producer Durables	2,095
Warrants and Rights	55
Short-Term Investments
Corporate Bonds and Notes	10,205
International Debt	282
Investment Company	102,862
Total Investments	634,647

See accompanying notes which are an integral part of the financial statements.

356 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
		Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$5,238	$—
Variation margin on futures contracts*		—	248
Total		$5,238	$248

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$—	$1,593
Unrealized depreciation on foreign currency exchange contracts		2,184	—
Total		$2,184	$1,593
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$(9,676)
Options written	—	(209)	—
Interest rate swap contracts	—	—	50
Credit default swap contracts	3,494	—	—
Foreign currency exchange contracts	—	9,200	—
Total	$3,494	$8,991	$(9,626)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**	$—	$206	$—
Futures contracts	—	—	(537)
Options written	—	14	—
Interest rate swap contracts	—	—	(303)
Credit default swap contracts	(1,961)	—	—
Foreign currency exchange contracts	—	1,611	—
Total	$(1,961)	$1,831	$(840)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 357

Russell Investment Company
Global Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands
T
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$5,238	$—	$5,238
Total Financial and Derivative Assets		5,238	—	5,238
Financial and Derivative Assets not subject to a netting agreement		(2)	—	(2)
Total Financial and Derivative Assets subject to a netting agreement		$5,236	$—	$5,236

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,120	$161	$—	$959
Bank of Montreal	549	19	—	530
Barclays	16	16	—	—
BNP Paribas	21	—	—	21
Brown Brothers Harriman	332	131	—	201
Citigroup	360	67	—	293
Commonwealth Bank of Australia	562	21	—	541
JPMorgan Chase	555	1	—	554
Royal Bank of Canada	286	19	—	267
Standard Chartered	232	68	—	164
State Street	897	551	—	346
Toronto Dominion Bank	102	—	—	102
UBS	16	16	—	—
Westpac	188	14	—	174
Total	$5,236	$1,084	$—	$4,152

See accompanying notes which are an integral part of the financial statements.

358 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$2,184	$—	$2,184
Total Financial and Derivative Liabilities		2,184	—	2,184
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$2,184	$—	$2,184

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$175	$161	$—	$14
Bank of Montreal	19	19	—	—
Barclays	53	16	—	37
Brown Brothers Harriman	858	131	—	727
Citigroup	67	67	—	—
Commonwealth Bank of Australia	21	21	—	—
JPMorgan Chase	18	1	—	17
Royal Bank of Canada	77	19	—	58
Standard Chartered	153	68	—	85
State Street	695	551	—	144
UBS	34	16	—	18
Westpac	14	14	—	—
Total	$2,184	$1,084	$—	$1,100

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 359

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$667,741
Investments, at fair value(>)	634,647
Cash	3,546
Unrealized appreciation on foreign currency exchange contracts	5,238
Receivables:
Dividends and interest	9,545
Dividends from affiliated funds	203
Investments sold	2,335
Fund shares sold	716
Foreign capital gains taxes recoverable	20
From broker(a)(b)	203
Investments matured(<)	767
Variation margin on futures contracts	4,442
Total assets	661,662

Liabilities
Payables:
Due to custodian(^)	395
Due to broker (c)(d)	1,079
Investments purchased	8,962
Fund shares redeemed	1,813
Accrued fees to affiliates	451
Other accrued expenses	259
Variation margin on futures contracts	1,846
Deferred capital gains tax liability	1
Unfunded loan commitment	255
Unrealized depreciation on foreign currency exchange contracts	2,184
Total liabilities	17,425

Net Assets	$644,417

See accompanying notes which are an integral part of the financial statements.

360 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(63,281)
Shares of beneficial interest	690
Additional paid-in capital	707,008
Net Assets	$644,417

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.30
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.66
Class A — Net assets	$5,441,818
Class A — Shares outstanding ($. 01 par value)	585,077
Net asset value per share: Class C(#)	$9.24
Class C — Net assets	$4,400,866
Class C — Shares outstanding ($. 01 par value)	476,458
Net asset value per share: Class E(#)	$9.34
Class E — Net assets	$320,370
Class E — Shares outstanding ($. 01 par value)	34,286
Net asset value per share: Class M(#)	$9.33
Class M — Net assets	$25,104,228
Class M — Shares outstanding ($. 01 par value)	2,689,617
Net asset value per share: Class S(#)	$9.34
Class S — Net assets	$466,059,666
Class S — Shares outstanding ($. 01 par value)	49,905,004
Net asset value per share: Class Y(#)	$9.33
Class Y — Net assets	$143,089,804
Class Y — Shares outstanding ($. 01 par value)	15,329,412
Amounts in thousands
(^) Foreign currency holdings - cost	$460
(<) Investments matured - cost	$2,314
(>) Investments in affiliates, U. S. Cash Management Fund	$102,862

(a) Receivable from Broker for Futures	$77
(b) Receivable from Broker for Swaps	$126
(c) Due to Broker for Futures	$100
(d) Due to Broker for Swaps	$979
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 361

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$293
Dividends from affiliated funds	1,135
Interest	48,641
Less foreign taxes withheld	(108)
Total investment income	49,961

Expenses
Advisory fees	8,741
Administrative fees	420
Custodian fees	497
Distribution fees - Class A	14
Distribution fees - Class C	40
Transfer agent fees - Class A	12
Transfer agent fees - Class C	10
Transfer agent fees - Class E	1
Transfer agent fees - Class M	69
Transfer agent fees - Class S	1,194
Transfer agent fees - Class Y	10
Professional fees	264
Registration fees	109
Shareholder servicing fees - Class C	13
Shareholder servicing fees - Class E	1
Trustees’ fees	31
Printing fees	83
Miscellaneous	37
Expenses before reductions	11,546
Expense reductions	(3,621)
Net expenses	7,925
Net investment income (loss)	42,036

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(2,425)
Futures contracts	(9,676)
Options written	(209)
Foreign currency exchange contracts	9,200
Interest rate swap contracts	50
Credit default swap contracts	3,494
Foreign currency-related transactions	(127)
Net realized gain (loss)	307
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(53,706)
Investments in affiliated funds	(2)
Futures contracts	(537)
Options written	14
Foreign currency exchange contracts	1,611
Interest rate swap contracts	(303)
Credit default swap contracts	(1,961)
Investment matured	(1,547)
Foreign currency-related transactions	(80)
Net change in unrealized appreciation (depreciation)	(56,511)

See accompanying notes which are an integral part of the financial statements.

362 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Net realized and unrealized gain (loss)	(56,204)
Net Increase (Decrease) in Net Assets from Operations	$(14,168)

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 363

Russell Investment Company
Global Opportunistic Credit Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,036	$90,573
Net realized gain (loss)	307	9,266
Net change in unrealized appreciation (depreciation)	(56,511)	30,460
Net increase (decrease) in net assets from operations	(14,168)	130,299

Distributions (i)
To shareholders
Class A	(320)	(194)
Class C	(263)	(224)
Class E	(19)	(680)
Class M (1)	(1,987)	(213)
Class S	(34,363)	(46,932)
Class Y	(15,998)	(21,555)
Net decrease in net assets from distributions	(52,950)	(69,798)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(398,869)	(983,268)
Total Net Increase (Decrease) in Net Assets	(465,987)	(922,767)

Net Assets
Beginning of period	1,110,404	2,033,171
End of period (ii)	$644,417	$1,110,404

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $6,793. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

364 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	264	$2,520	104	$1,014
Proceeds from reinvestment of distributions	32	308	19	187
Payments for shares redeemed	(289)	(2,749)	(113)	(1,093)
Net increase (decrease)	7	79	10	108
Class C
Proceeds from shares sold	82	795	90	874
Proceeds from reinvestment of distributions	27	263	23	223
Payments for shares redeemed	(244)	(2,343)	(352)	(3,431)
Net increase (decrease)	(135)	(1,285)	(239)	(2,334)
Class E
Proceeds from shares sold	1	12	113	1,061
Proceeds from reinvestment of distributions	2	17	71	672
Payments for shares redeemed	(6)	(59)	(3,891)	(36,938)
Net increase (decrease)	(3)	(30)	(3,707)	(35,205)
Class M(1)
Proceeds from shares sold	1,794	17,563	3,373	33,891
Proceeds from reinvestment of distributions	204	1,987	21	213
Payments for shares redeemed	(2,626)	(25,062)	(77)	(768)
Net increase (decrease)	(628)	(5,512)	3,317	33,336
Class S
Proceeds from shares sold	17,393	169,470	30,319	293,871
Proceeds from reinvestment of distributions	3,517	34,188	4,882	46,756
Payments for shares redeemed	(34,868)	(334,139)	(110,332)	(1,093,006)
Net increase (decrease)	(13,958)	(130,481)	(75,131)	(752,379)
Class Y
Proceeds from shares sold	437	4,259	2,736	26,516
Proceeds from reinvestment of distributions	1,636	15,998	2,250	21,555
Payments for shares redeemed	(28,577)	(281,897)	(28,160)	(274,865)
Net increase (decrease)	(26,504)	(261,640)	(23,174)	(226,794)
Total increase (decrease)	(41,221)	$(398,869)	(98,924)	$(983,268)

(1)     For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 365

Russell Investment Company
Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	10.03	. 44	(. 63)	(. 19)	(. 54)	—
October 31, 2017	9.69	. 48	. 21	. 69	(. 35)	—
October 31, 2016	9.11	. 46	. 42	. 88	(. 30)	—
October 31, 2015	9.97	. 49	(. 82)	(. 33)	(. 47)	(. 06)
October 31, 2014	10.18	. 46	(. 15)	. 31	(. 45)	(. 07)

Class C
October 31, 2018	9.97	. 37	(. 63)	(. 26)	(. 47)	—
October 31, 2017	9.64	. 40	. 22	. 62	(. 29)	—
October 31, 2016	9.06	. 39	. 42	. 81	(. 23)	—
October 31, 2015	9.93	. 41	(. 81)	(. 40)	(. 41)	(. 06)
October 31, 2014	10.14	. 39	(. 15)	. 24	(. 38)	(. 07)

Class E
October 31, 2018	10.08	. 44	(. 64)	(. 20)	(. 54)	—
October 31, 2017	9.70	. 47	. 23	. 70	(. 32)	—
October 31, 2016	9.12	. 46	. 42	. 88	(. 30)	—
October 31, 2015	9.99	. 49	(. 83)	(. 34)	(. 47)	(. 06)
October 31, 2014	10.20	. 46	(. 15)	. 31	(. 45)	(. 07)

Class M
October 31, 2018	10.07	. 47	(. 65)	(. 18)	(. 56)	—
October 31, 2017(9)	9.60	. 31	. 28	. 59	(. 12)	—

Class S
October 31, 2018	10.07	. 47	(. 64)	(. 17)	(. 56)	—
October 31, 2017	9.72	. 50	. 22	. 72	(. 37)	—
October 31, 2016	9.14	. 49	. 41	. 90	(. 32)	—
October 31, 2015	10.00	. 51	(. 81)	(. 30)	(. 50)	(. 06)
October 31, 2014	10.21	. 49	(. 15)	. 34	(. 48)	(. 07)

Class Y
October 31, 2018	10.07	. 48	(. 65)	(. 17)	(. 57)	—
October 31, 2017	9.72	. 51	. 22	. 73	(. 38)	—
October 31, 2016	9.14	. 49	. 42	. 91	(. 33)	—
October 31, 2015	10.00	. 52	(. 82)	(. 30)	(. 50)	(. 06)
October 31, 2014	10.22	. 50	(. 17)	. 33	(. 48)	(. 07)

See accompanying notes which are an integral part of the financial statements.

366 Global Opportunistic Credit Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 54)	9.30	(2.01)	5,442	1.62	1.17	4.57	82
(. 35)	10.03	7.32	5,799	1.57	1.13	4.89	81
(. 30)	9.69	9.81	5,501	1.58	1.14	5.02	68
(. 53)	9.11	(3.35)	4,849	1.58	1.15	5.18	98
(. 52)	9.97	3.15	5,745	1.57	1.17	4.61	80

(. 47)	9.24	(2.73)	4,401	2.37	1.92	3.81	82
(. 29)	9.97	6.56	6,094	2.32	1.88	4.14	81
(. 23)	9.64	9.03	8,192	2.33	1.89	4.27	68
(. 47)	9.06	(4.14)	9,711	2.32	1.90	4.40	98
(. 45)	9.93	2.41	13,224	2.32	1.92	3.86	80

(. 54)	9.34	(2.11)	320	1.62	1.17	4.56	82
(. 32)	10.08	7.40	376	1.56	1.12	4.99	81
(. 30)	9.70	9.80	36,334	1.58	1.14	5.00	68
(. 53)	9.12	(3.44)	31,022	1.58	1.15	5.22	98
(. 52)	9.99	3.16	29,115	1.57	1.17	4.59	80

(. 56)	9.33	(1.82)	25,104	1.36	. 87	4.83	82
(. 12)	10.07	6.20	33,399	1.33	. 83	5.05	81

(. 56)	9.34	(1.76)	466,060	1.37	. 92	4.79	82
(. 37)	10.07	7.64	643,262	1.32	. 88	5.13	81
(. 32)	9.72	10.05	1,351,075	1.33	. 89	5.23	68
(. 56)	9.14	(3.11)	1,101,648	1.33	. 90	5.45	98
(. 55)	10.00	3.41	1,082,505	1.32	. 92	4.86	80

(. 57)	9.33	(1.89)	143,090	1.17	. 84	4.88	82
(. 38)	10.07	7.72	421,474	1.13	. 80	5.22	81
(. 33)	9.72	10.13	632,069	1.14	. 81	5.34	68
(. 56)	9.14	(3.04)	601,918	1.13	. 82	5.56	98
(. 55)	10.00	3.39	458,277	1.12	. 84	4.92	80

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 367

Russell Investment Company
Global Opportunistic Credit Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$376,799
Administration fees	26,826
Distribution fees	4,205
Shareholder servicing fees	1,043
Transfer agent fees	34,021
Trustee fees	8,252
$451,146

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$79,126	$1,005,771	$982,033	$—	$(2)	$102,862	$1,135	$—
	$79,126	$1,005,77	$982,033	$—	$(2)	$102,862	$1,135	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$671,379,790
Unrealized Appreciation	$11,607,449
Unrealized Depreciation	(47,731,674)
Net Unrealized Appreciation (Depreciation)	$(36,124,225)
Undistributed Ordinary Income	$6,554,633
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(33,712,198)
Tax Composition of Distributions
Ordinary Income	$52,950,641

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$1
Additional paid-in capital	(1)

See accompanying notes which are an integral part of the financial statements.

368 Global Opportunistic Credit Fund

Russell Investment Company
Unconstrained Total Return Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Unconstrained Total Return Fund - Class A‡			Unconstrained Total Return Fund - Class S
	Total			Total
	Return			Return
1 Year	(1.64)%		1 Year	2.46%
Inception*	0.28	%§	Inception*	2.40	%§

Unconstrained Total Return Fund - Class C			Unconstrained Total Return Fund - Class Y
	Total			Total
	Return			Return
1 Year	1.48%		1 Year	2.71%
Inception*	1.40	%§	Inception*	2.58	%§

Unconstrained Total Return Fund - Class M‡‡			ICE BofAML 3-Month Treasury Bill**
	Total			Total
	Return			Return
1 Year	2.55%		1 Year	1.68%
Inception*	2.48	%§	Inception*	1.15	%§

Unconstrained Total Return Fund 369

Russell Investment Company
Unconstrained Total Return Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Unconstrained Total Return Fund (the “Fund”) employs	Securitized debt fared better than corporate bonds. However,
a multi-manager approach whereby portions of the Fund are	volatility in most market segments rose as changes in central
allocated to different money manager strategies. Fund assets not	bank policy reduced liquidity in capital markets.
allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	How did the investment strategies and techniques employed
the allocation of the Fund’s assets among money managers at	by the Fund and its money managers affect its benchmark
any time. An exemptive order from the Securities and Exchange	relative performance?
Commission (“SEC”) permits RIM to engage or terminate a money	The Fund performed relatively well in an environment where
manager at any time, subject to approval by the Fund’s Board,	most fixed income strategies struggled. RIM has designed the
without a shareholder vote. Pursuant to the terms of the exemptive	Fund to have low sensitivity to interest rates, and thus the Fund
order, the Fund is required to notify its shareholders within 90	avoided most of the selloff that occurred as a result of rising rates.
days of when a money manager begins providing services. As of	Additionally, RIM allocated a portion of the Fund’s assets to cash,
October 31, 2018, the Fund had four money managers.	which further helped reduce volatility. The inclusion of H2O
Asset Management LLP (“H2O”), a money manager who manages
What is the Fund’s investment objective?	an options-based strategy that benefits from higher volatility,
The Fund seeks to provide total return.	allowed the Fund to benefit from the periodic spikes in volatility

How did the Fund perform relative to its benchmark for the	that occurred during the year.
fiscal year ended October 31, 2018?	The Fund employs discretionary money managers. The Fund’s
For the fiscal year ended October 31, 2018, the Fund’s Class A,	discretionary money managers select the individual portfolio
Class C, Class M, Class S and Class Y Shares gained 2.21%,	securities for the assets assigned to them. RIM manages assets
1.48%, 2.55%, 2.46% and 2.71%, respectively. This is compared	not allocated to money manager strategies and the Fund’s cash
to the Fund’s benchmark, the ICE BofAML 3-Month U. S. Treasury	balances.
Bill Index, which gained 1.68% during the same period. The	With respect to the Fund’s money managers, the Fund received
Fund’s performance includes operating expenses, whereas index	strong contributions from Putnam Investment Management,
returns are unmanaged and do not include expenses of any kind.	LLC (“Putnam”), H2O and THL Credit Advisors, LLC (“THL”) .
For the fiscal year ended October 31, 2018, the Morningstar	Putnam’s strategy takes advantage of mortgage opportunities and
Nontraditional Bond Category, a group of funds that Morningstar	did particularly well as commercial property mortgage derivatives
considers to have investment strategies similar to those of the	did very well in the first half of 2018. H2O took advantage of a
Fund, gained 0.68%. This result serves as a peer comparison and	number of volatility spikes that occurred in the market during
is expressed net of operating expenses.	the year, particularly in late January 2018. THL manages the leveraged loan portion of the Fund. Leveraged loans are lower
RIM may assign a money manager a benchmark other than the	credit quality loans that tend to benefit from rising rates, as
Fund’s index. However, the Fund’s primary index remains the	the coupons are calculated based off prevailing money market
benchmark for the Fund.	interest rates. This strategy performed well in light of the market
How did market conditions affect the Fund’s performance?	environment.
During the year, government bonds posted negative returns. This	RIM manages a global real yield positioning strategy and a
was primarily a result of market participants coming to grips with	currency factor positioning strategy for the Fund. Using futures,
the central banks’ decisions throughout the year to raise interest	the global high real yield strategy took long positions in high
rates at several meetings. The U. S. Federal Reserve discussed a	quality government bonds whose net-of-inflation yields are
number of macroeconomic factors being positive, thus indicating	expected to be relatively high and short positions where net-of-
that the conditions for inflation were becoming more prevalent.	inflation yield is expected to be relatively low. The currency factor
This generally caused interest rate increases and a selloff of	strategy utilized currency forward contracts to take long and
bonds to ensue.	short positions in global foreign exchange markets. The global
Corporate bonds fared better relative to government bonds,	real yield strategy detracted value over the period as the long
benefiting from strong economic conditions. However, there was	positions, specifically United States Treasuries, underperformed
some volatility in this sector over the period and thus the returns	as interest rates increased and widened compared to the short
were still not strong. For example, the ICE Bank of America	positions, in particular German bunds and UK gilts. With respect
Merrill Lynch Global High Yield Index only posted a 0.21%	to the currency factor strategy, the Fund’s exposure to developed
return, which was lower than the overnight cash rate.	market currencies was broadly neutral, while the exposure to

370 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

emerging market currencies was positive, with contributions from	Money Managers as of October 31,
a long Mexican Peso position.	2018	Styles
Throughout the period, RIM also implemented tactical ‘tilts’	H2O Asset Management LLP	Sector Specialist
based on its judgments regarding shorter-term opportunities	Post Advisory Group, LLC	Sector Specialist
to seek to generate returns and/or mitigate risk by purchasing	Putnam Investment Management, LLC	Sector Specialist
government bond futures and currency forward contracts. In terms	THL Credit Advisors, LLC	Sector Specialist
of the Fund’s tactical positioning, small positions in Mexican Peso	The views expressed in this report reflect those of the
were added during May and sold during August at a gain. Certain	portfolio managers only through the end of the period
government bond futures were added tactically in April and sold	covered by the report. These views do not necessarily
in early June at a gain.	represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to
Describe any changes to the Fund’s structure or the money	change at any time based upon market conditions or other
manager line-up.	events, and RIM disclaims any responsibility to update the
There were no changes to the Fund’s structure or money manager	views contained herein. These views should not be relied on
line up during the fiscal year.	as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

* Assumes initial investment on September 22, 2016.

** The ICE BofAML 3-Month Treasury Bill Index is an unmanaged index tracking U.S. Treasury Bills maturing in 90 days.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Unconstrained Total Return Fund 371

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,008.50	$1,019.31
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.92	$5.96

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,004.50	$1,015.53
	Expenses Paid During Period*	$9.70	$9.75
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,010.40	$1,021.07
of other funds.	Expenses Paid During Period*	$4.16	$4.18

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

372 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,009.90	$1,020.57
Expenses Paid During Period*	$4.66	$4.69

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,010.80	$1,021.58
Expenses Paid During Period*	$3.65	$3.67

* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Unconstrained Total Return Fund 373

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 62.0%			B&G Foods, Inc.
Asset-Backed Securities - 0.4%			4.625% due 06/01/21	2,000	1,988
Citigroup Mortgage Loan Trust			Ball Corp.
Series 2007-AMC3 Class A2D			5.000% due 03/15/22	1,000	1,015
0.796% due 03/25/37 (Ê)	266	228	Beacon Escrow Corp.
GSAA Home Equity Trust			4.875% due 11/01/25 (Þ)	160	144
Series 2005-15 Class 2A2			Berry Global, Inc.
1.021% due 01/25/36 (Ê)	655	430	4.500% due 02/15/26 (Þ)	324	303
Morgan Stanley ABS Capital I, Inc.			Cable One, Inc.
Trust			5.750% due 06/15/22 (Þ)	1,950	1,979
Series 2004-NC1 Class M2			CBS Radio, Inc.
3.096% due 12/27/33 (Ê)	298	297	7.250% due 11/01/24 (Þ)	100	94
Nationstar HECM Loan Trust			CCO Holdings LLC / CCO Holdings
Series 2018-2A Class M5			Capital Corp.
6.000% due 07/25/28 (~)(Å)(Ê)(Š)	320	310	5.250% due 03/15/21	250	251
Sound Point CLO XIX, Ltd.			Series 0003
Series 2018-1A Class E			4.000% due 03/01/23 (Þ)	1,650	1,572
8.086% due 04/15/31 (Ê)(Þ)	1,400	1,377	Series DMTN
		2,642	5.000% due 02/01/28 (Þ)	375	350
Corporate Bonds and Notes - 20.2%			Centene Corp.
Acadia Healthcare Co. , Inc.			4.750% due 05/15/22	300	300
5.125% due 07/01/22	2,000	1,994	Series WI
ADT Corp. (The)			5.625% due 02/15/21	2,600	2,636
6.250% due 10/15/21	1,200	1,236	CenturyLink, Inc.
3.500% due 07/15/22	2,000	1,855	Series S
AECOM Global II LLC / URS Fox			6.450% due 06/15/21	650	665
US, LP			Cinemark USA, Inc.
5.000% due 04/01/22	2,023	2,008	5.125% due 12/15/22	525	526
Aircastle, Ltd.			4.875% due 06/01/23	300	293
5.125% due 03/15/21	1,600	1,632	CIT Group, Inc.
5.500% due 02/15/22	400	414	5.000% due 08/15/22	2,552	2,571
5.000% due 04/01/23	1,400	1,420	CNO Financial Group, Inc.
Alliance Data Systems Corp.			4.500% due 05/30/20	1,875	1,874
5.375% due 08/01/22 (Þ)	350	351	CommScope, Inc.
Series 144a			5.000% due 06/15/21 (Þ)	2,300	2,293
5.875% due 11/01/21 (Þ)	1,000	1,017	CoreCivic, Inc.
AMC Entertainment Holdings, Inc.			5.000% due 10/15/22	2,075	2,005
5.875% due 02/15/22	2,000	2,010	4.625% due 05/01/23	815	768
AMC Networks, Inc.			CRC Escrow Issuer LLC / CRC
4.750% due 12/15/22	2,875	2,832	Finco, Inc.
American Airlines Group, Inc.			5.250% due 10/15/25 (Þ)	192	179
4.625% due 03/01/20 (Þ)	1,000	1,000	CSC Holdings LLC
Amsted Industries, Inc.			5.500% due 04/15/27 (Þ)	64	61
5.000% due 03/15/22 (Þ)	1,925	1,889	CSC Holdings LLC.
Anixter, Inc.			5.375% due 02/01/28 (Þ)	128	121
5.125% due 10/01/21	1,783	1,792	DAE Funding LLC
Antero Resources Corp.			4.500% due 08/01/22 (Þ)	2,000	1,950
5.375% due 11/01/21	850	850	DaVita HealthCare Partners, Inc.
Series WI			5.750% due 08/15/22	3,500	3,528
5.125% due 12/01/22	1,000	993	Dell International LLC / EMC Corp.
Arconic, Inc.			7.125% due 06/15/24 (Þ)	225	238
5.400% due 04/15/21	2,200	2,222	Dell, Inc.
Ashland, Inc.			5.875% due 06/15/21 (Þ)	200	203
4.750% due 08/15/22	1,275	1,265	Drawbridge Special Opportunities
ASP AMC Merger Sub, Inc.			Fund LP
8.000% due 05/15/25 (Þ)	602	452	5.000% due 08/01/21 (Þ)	1,900	1,900

See accompanying notes which are an integral part of the financial statements.

374 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Edgewell Personal Care Co.			5.375% due 01/15/24	260	257
4.700% due 05/19/21	1,500	1,500	LifePoint Health, Inc.
Energy Transfer Equity, LP			5.500% due 12/01/21	2,375	2,405
Series E1PT			Lions Gate Capital Holdings LLC
4.250% due 03/15/23	1,750	1,733	Series 144a
Equinix, Inc.			5.875% due 11/01/24 (Þ)	39	39
5.375% due 01/01/22	2,100	2,139	Lithia Motors, Inc.
5.375% due 04/01/23	525	534	5.250% due 08/01/25 (Þ)	84	79
First Data Corp.			LKQ Corp.
5.375% due 08/15/23 (Þ)	625	630	4.750% due 05/15/23	1,625	1,568
7.000% due 12/01/23 (Þ)	230	239	MGM Resorts International
Freeport-McMoRan, Inc.			5.250% due 03/31/20	1,000	1,013
4.550% due 11/14/24	64	59	6.750% due 10/01/20	1,350	1,407
Frontier Communications Corp.			6.625% due 12/15/21	375	393
8.500% due 04/01/26 (Þ)	81	75	Moog, Inc.
GLP Capital, LP / GLP Financing			5.250% due 12/01/22 (Þ)	717	715
II, Inc.			Multi-Color Corp.
4.375% due 04/15/21	1,400	1,399	4.875% due 11/01/25 (Þ)	316	289
Graphic Packaging International,			Netflix, Inc.
Inc.			5.375% due 02/01/21	750	764
4.750% due 04/15/21	500	500	5.500% due 02/15/22	1,975	2,014
Gray Television, Inc.			4.875% due 04/15/28 (Þ)	194	178
5.125% due 10/15/24 (Þ)	500	476	5.875% due 11/15/28 (Þ)	154	151
GTT Communications, Inc.			Nexstar Broadcasting, Inc.
Series 144a			5.625% due 08/01/24 (Þ)	200	191
7.875% due 12/31/24 (Þ)	451	424	Nielsen Finance LLC / Nielsen
HCA Holdings, Inc.			Finance Co.
6.250% due 02/15/21	400	416	5.000% due 04/15/22 (Þ)	2,000	1,948
HCA, Inc.			Nuance Communications, Inc.
4.750% due 05/01/23	2,875	2,904	5.375% due 08/15/20 (Þ)	200	200
5.375% due 02/01/25	180	181	Outfront Media Capital LLC /
Hospitality Properties Trust			Outfront Media Capital Corp.
4.250% due 02/15/21	1,000	1,003	Series WI
Hughes Satellite Systems Corp.			5.250% due 02/15/22	3,000	3,022
7.625% due 06/15/21	2,650	2,810	Post Holdings, Inc.
Icahn Enterprises, LP / Icahn			5.750% due 03/01/27 (Þ)	64	61
Enterprises Finance Corp.			Rackspace Hosting, Inc.
Series WI			8.625% due 11/15/24 (Þ)	533	501
6.250% due 02/01/22	159	161	Radiate HoldCo LLC / Radiate
6.750% due 02/01/24	159	160	Finance, Inc.
IMS Health, Inc.			6.875% due 02/15/23 (Þ)	64	61
4.875% due 05/15/23 (Þ)	2,000	1,978	Radio One, Inc.
Iron Mountain US Holdings, Inc.			7.375% due 04/15/22 (Þ)	275	270
5.375% due 06/01/26 (Þ)	125	115	RegionalCare Hospital Partners
Iron Mountain, Inc.			Holdings, Inc.
4.375% due 06/01/21 (Þ)	1,855	1,845	8.250% due 05/01/23 (Þ)	300	317
5.250% due 03/15/28 (Þ)	94	84	Reynolds Group Issuer, Inc. /
Kinetic Concepts, Inc. / KCI USA,			Reynolds Group Issuer LLC
Inc.			5.750% due 10/15/20	436	436
7.875% due 02/15/21 (Þ)	1,400	1,432	RHP Hotel Properties, LP / RHP
Ladder Capital Finance Holdings			Finance Corp.
LLLP			Series WI
5.250% due 03/15/22 (Þ)	1,500	1,493	5.000% due 04/15/23	1,500	1,485
Level 3 Financing, Inc.			SBA Communications Corp.
Series WI			Series WI
6.125% due 01/15/21	350	351	4.875% due 07/15/22	875	871
5.375% due 08/15/22	1,300	1,302	4.000% due 10/01/22	1,100	1,053

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 375

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Scientific Games International, Inc.			1011778 BC ULC / New Red
5.000% due 10/15/25 (Þ)	200	186	Finance, Inc.
Sealed Air Corp.			4.625% due 01/15/22 (Þ)	2,850	2,825
5.250% due 04/01/23 (Þ)	600	594	AI Ladder (Luxembourg) Subco Sarl
Select Medical Corp.			Term Loan
6.375% due 06/01/21	1,100	1,110	7.020% due 05/01/25 (Ê)	600	603
Service Corp. International			AI Mistral Luxembourg Subco Sarl
5.375% due 01/15/22	1,250	1,259	5.302% due 03/09/24 (~)(Ê)	991	984
Sinclair Television Group, Inc.			AIMCO
5.375% due 04/01/21	1,000	999	Series 2018-AA Class ER
Sirius XM Radio, Inc.			7.548% due 01/15/28 (Ê)(Þ)	500	492
3.875% due 08/01/22 (Þ)	4,425	4,258	Albea Beauty Holdings SA Term
Sprint Communications, Inc.			Loan
6.000% due 11/15/22	3,164	3,193	5.195% due 04/22/24 (Ê)	358	356
Standard Industries, Inc.			Alpha 3 BV Term Loan B
			5.386% due 01/31/24 (Ê)	366	365
5.500% due 02/15/23 (Þ)	1,425	1,397	Ardagh Packaging Finance PLC /
Starwood Property Trust, Inc.			Ardagh Holdings USA, Inc.
Series WI			4.250% due 09/15/22 (Þ)	2,200	2,134
5.000% due 12/15/21	1,900	1,891	Arterra Wines Canada, Inc. 1st Lien
Sunoco LP and Sunoco Finance			Term Loan B1
Corp.			5.088% due 12/15/23 (Ê)	242	242
4.875% due 01/15/23 (Þ)	1,000	964	Bellemeade Re, Ltd.
Symantec Corp.			Series 2018-1A Class B1
4.200% due 09/15/20	900	898	6.531% due 04/25/28 (Å)(Ê)	410	420
3.950% due 06/15/22	750	725	Commonwealth Bank of Australia
TEGNA, Inc.
4.875% due 09/15/21 (Þ)	1,400	1,393	Series REGS
			2.983% due 11/07/19 (Ê)	600	603
Tenet Healthcare Corp.			Delta 2 (LUX ) Sarl Term Loan B
4.750% due 06/01/20	583	584	4.802% due 02/21/24 (Ê)	1,409	1,393
6.000% due 10/01/20	3,250	3,327	Diamond (BC) BV 1st Lien Term
TerraForm Power Operating LLC			Loan
4.250% due 01/31/23 (Þ)	65	62	5.391% due 09/06/24 (Ê)	1	1
5.000% due 01/31/28 (Þ)	65	58	5.527% due 09/06/24 (Ê)	554	547
T-Mobile USA, Inc.			Fly Leasing, Ltd.
4.000% due 04/15/22	2,300	2,271	Series 0005
TransDigm, Inc.			5.250% due 10/15/24	213	202
5.500% due 10/15/20	500	500	Garda World Security Corp. Term
6.000% due 07/15/22	125	126	Loan B
Series WI			5.821% due 05/26/24 (Ê)	295	296
6.375% due 06/15/26	64	63	GFL Environmental, Inc.
Tribune Media Co.			5.375% due 03/01/23 (Þ)	300	275
Series WI			GFL Environmental, Inc. 1st Lien
5.875% due 07/15/22	925	937	Term Loan B
United Rentals NA, Inc.			0.000% due 05/30/25 (Ê)(v)	175	172
4.875% due 01/15/28	290	261	Guggenheim CLO LLC
WEX, Inc.			Series 2018-1A Class DR
4.750% due 02/01/23 (Þ)	2,000	2,000	9.026% due 10/15/31 (Ê)(Š)(Þ)	757	749
Wynn Las Vegas LLC / Wynn Las			GVC Holdings PLC Term Loan B2
Vegas Capital Corp.			4.802% due 03/15/24 (Ê)	280	280
5.250% due 05/15/27 (Þ)	294	266	Hamilton Holdco, LLC Term Loan B
Zayo Group LLC / Zayo Capital, Inc.			4.400% due 05/30/25 (Ê)	748	749
Series WI			IHO Verwaltungs GmbH
6.000% due 04/01/23	3,500	3,569	4.125% due 09/15/21 (Þ)	1,300	1,261
		137,561	IHS Markit, Ltd.
International Debt - 5.9%			5.000% due 11/01/22 (Þ)	1,400	1,429
			Inmarsat Finance PLC

See accompanying notes which are an integral part of the financial statements.

376 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 05/15/22 (Þ)	775	759	Travelport Finance Luxembourg Sarl
International Game Technology PLC			Term Loan B
6.250% due 02/15/22 (Þ)	2,750	2,840	4.814% due 03/16/25 (Ê)	746	744
6.250% due 01/15/27 (Þ)	81	80	Valeant Pharmaceuticals
ION Trading Technologies Sarl 1st			International, Inc.
Lien Term Loan B			6.500% due 03/15/22 (Þ)	173	179
0.000% due 11/21/24 (Ê)(v)	1,500	1,489	7.000% due 03/15/24 (Þ)	161	169
LCM Ltd Partnership			5.500% due 11/01/25 (Þ)	64	63
Series 2018-18A Class ER			Valeant Pharmaceuticals
8.419% due 04/20/31 (Ê)(Þ)	750	748	International, Inc. Term Loan B
Lincoln Finance, Ltd.			5.274% due 05/17/25 (Ê)	487	487
7.375% due 04/15/21 (Þ)	1,450	1,472	Venture XXIX CLO, Ltd.
Lions Gate Entertainment Corp.			Series 2017-29A Class E
Term Loan B			8.593% due 09/15/30 (Ê)(Þ)	444	444
4.552% due 03/19/25 (~)(Ê)	746	743	Videotron, Ltd.
Marble Point CLO XII, Ltd.			5.000% due 07/15/22	2,500	2,497
Series 2018-1A Class E			Viking Cruises, Ltd.
8.436% due 07/16/31 (Ê)(Þ)	700	701	5.875% due 09/15/27 (Þ)	75	71
Numericable Group SA Term Loan			VOC Escrow, Ltd.
B12			5.000% due 02/15/28 (Þ)	75	71
5.967% due 01/05/26 (Ê)	1,485	1,446	Weatherford International, Ltd. 1st
nVent Finance SARL			Lien Term Loan
Series WI			3.725% due 07/13/20 (Ê)	338	327
3.950% due 04/15/23	1,225	1,205			40,283
Oaktown Re, Ltd.			Loan Agreements - 19.0%
Series 2017-1A Class M2			ABG Intermediate Holdings 2 LLC
6.281% due 04/25/27 (Å)(Ê)	150	155	1st Lien Term Loan B
Open Text Corp.			5.795% due 09/29/24 (Ê)	1,121	1,115
5.625% due 01/15/23 (Þ)	2,550	2,570	ABG Intermediate Holdings 2 LLC
5.875% due 06/01/26 (Þ)	78	78	2nd Lien Term Loan
Open Text Corp. 1st Lien Term			10.045% due 09/29/25 (Ê)	427	427
Loan B			Acrisure LLC Term Loan B
4.052% due 05/30/25 (Ê)	373	374	6.052% due 11/22/23 (Ê)	1,945	1,944
Ortho-Clinical Diagnostics SA 1st			Advanced Integration Technology,
Lien Term Loan B			LP 1st Lien Term Loan B1
5.544% due 06/01/25 (Ê)	354	352	7.220% due 04/03/23 (Ê)	375	375
Reliance Intermediate Holdings LP			AgroFresh, Inc. Term Loan B
6.500% due 04/01/23 (Þ)	475	492	7.052% due 07/31/21 (Ê)	744	739
Sandvine Corp. 1st Lien Term Loan			Almonde, Inc. 2nd Lien Term Loan
B			9.636% due 04/28/25 (Ê)	250	246
10.000% due 09/21/22 (Ê)	678	678	Alphabet Holding Company, Inc. 1st
Sandvine Corporation1st Lien Term			Lien Term Loan
Loan			5.802% due 08/15/24 (Ê)	262	251
0.000% due 11/02/25 (Ê)(v)	325	323	Altice Financing SA 1st Lien Term
SFR Group SA			Loan
6.250% due 05/15/24 (Þ)	216	207	5.040% due 01/05/26 (Ê)	1,980	1,928
Solvay Acetow GMBH Term Loan			Alvogen Group, Inc. 1st Lien Term
8.094% due 05/31/23 (Ê)	247	246	Loan B
			7.050% due 04/02/22 (Ê)	372	373
Starfruit Finco BV Term Loan B			American Airlines, Inc. 1st Lien
5.506% due 09/20/25 (Ê)	188	187
			Term Loan B
Steele Creek CLO, Ltd.			4.045% due 06/27/25 (Ê)	375	367
Series 2017-1A Class E			American Airlines, Inc. Term Loan
7.834% due 01/15/30 (Ê)(Þ)	250	251	B
Series 2018-1A Class E			4.295% due 04/28/23 (Ê)	1,111	1,102
8.186% due 04/15/31 (Ê)(Þ)	1,125	1,099	Amneal Pharmaceuticals LLC 1st
Titan Acquisition, Ltd.			Lien Term Loan B
7.750% due 04/15/26 (Þ)	430	358	5.813% due 05/04/25 (Ê)	375	376

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 377

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Anastasia Parent LLC 1st Lien Term			5.052% due 03/22/25 (Ê)	374	373
Loan B			Caesars Entertainment Operating
6.027% due 08/10/25 (Ê)	400	399	Co. LLC 1st Lien Term Loan B
Ancestry. com Operations, Inc. 1st			4.302% due 10/06/24 (Ê)	2,710	2,695
Lien Term Loan B			Caesars Resort Collection LLC 1st
5.550% due 10/19/23 (Ê)	370	371	Lien Term Loan B
AP Exhaust Acquisition LLC 1st			5.052% due 12/22/24 (Ê)	3,562	3,563
Lien Term Loan			Canyon Valor Cos. , Inc. 1st Lien
7.319% due 05/10/24 (Ê)	741	675	Term Loan B
AP Gaming I LLC Term Loan			5.136% due 06/16/23 (Ê)	353	353
5.802% due 02/15/24 (Ê)	309	310	Capital Automotive LP 1st Lien
AppLovin Corp. 1st Lien Term Loan			Term Loan
B			4.810% due 03/24/24 (Ê)	487	487
6.064% due 08/15/25 (Ê)	350	354	CBS Radio Inc. 1st Lien Term Loan
Aramark Services, Inc. 1st Lien			B
Term Loan B3			5.037% due 03/02/24 (Ê)	978	972
4.052% due 03/11/25 (Ê)	1,027	1,026	CH Hold Corp. 1st Lien Term Loan
Aretec Group, Inc. 1st Lien Term			B
Loan			5.302% due 02/01/24 (Ê)	432	432
6.506% due 10/01/25 (Ê)	200	201	Change Healthcare Holdings LLC
Ascena Retail Group, Inc. Term			1st Lien Term Loan B
Loan B			5.052% due 03/01/24 (Ê)	975	973
6.813% due 08/21/22 (Ê)	218	211	Cogeco Communications (USA) II
Ascend Learning LLC Term Loan B			LP 1st Lien Term Loan B
5.302% due 07/12/24 (Ê)	750	750	4.677% due 08/11/24 (Ê)	748	744
AssuredPartners, Inc. 1st Lien Term			Commercial Barge Line Co. 1st Lien
Loan B			Term Loan
5.552% due 10/22/24 (Ê)	371	370	11.052% due 11/12/20 (Ê)	677	512
Asurion LLC 1st Lien Term Loan B7			Constellis Holdings LLC 1st Lien
5.302% due 11/03/24 (Ê)	499	499	Term Loan
			7.386% due 04/18/24 (Ê)	494	492
Asurion LLC Term Loan B4			Constellis Holdings LLC 2nd Lien
5.302% due 08/04/22 (~)(Ê)	937	938
			Term Loan
Asurion LLC Term Loan B6			11.386% due 04/21/25 (Ê)	254	248
5.302% due 11/03/23 (Ê)	954	955	Convergeone Holdings Corp. 1st
Avaya, Inc. Term Loan B			Lien Term Loan
6.530% due 12/15/24 (Ê)	2,365	2,372	6.052% due 04/04/25 (Ê)	374	374
Avolon LLC 1st Lien Term Loan B3			Cortes NP Acquisition Corp Term
4.280% due 01/15/25 (Ê)	621	619	Loan B
Bass Pro Group LLC 1st Lien Term			6.313% due 11/30/23 (Ê)	473	468
Loan B			Coty, Inc. 1st Lien Term Loan B
0.000% due 12/16/23 (Ê)(v)	375	375	4.530% due 04/07/25 (Ê)	1,201	1,175
Berry Plastics Group, Inc. 1st Lien
			CPI Acquisition, Inc. Term Loan B
Term Loan Q			7.020% , due 08/17/22 (Ê)	493	320
4.277% due 10/01/22 (Ê)	2,836	2,834	Crosby US Acquisition Corp. 1st
Blount International, Inc. 1st Lien
			Lien Term Loan
Term Loan B			5.282% due 11/22/20 (Ê)	245	242
6.052% due 04/12/23 (Ê)	373	377	Crown Finance, Inc. 1st Lien Term
Boxer Parent Co. , Inc. 1st Lien Term			Loan B

Loan B			4.802% due 02/28/25 (Ê)	4,030	4,010
6.648% due 06/28/25 (Ê)	1,500	1,504	CSC Holdings LLC 1st Lien Term
Brave Parent Holdings, Inc. 1st Lien

Term Loan			4.530% Loan due 07/17/25 (Ê)	1,714	1,709
6.386% due 04/17/25 (Ê)	375	376	CSC Holdings LLC 1st Lien Term
Brickman Group, Ltd. 1st Lien Term			Loan B

Loan B			4.780% due 01/12/26 (Ê)	721	720
4.813% due 08/10/25 (Ê)	384	384	CT Technologies Intermediate
C. H. Guenther & Son, Inc. Term
Loan B			Holdings, Inc. 1st Lien Term
			Loan B

See accompanying notes which are an integral part of the financial statements.

378 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.552% due 12/01/21 (Ê)	256	242	6.320% due 10/19/23 (Ê)	1	1
CWGS Group LLC Term Loan			6.408% due 10/19/23 (Ê)	368	348
5.029% due 11/08/23 (Ê)	138	130	GGP, Inc. 1st Lien Term Loan B
5.052% due 11/08/23 (Ê)	1	1	4.795% due 05/04/25 (~)(Ê)	344	338
Delek US Holdings, Inc. 1st Lien			GHX Ultimate Parent Corp. 1st Lien
Term Loan B			Term Loan
4.552% due 03/30/25 (Ê)	498	497	5.636% due 07/13/24 (Ê)	741	741
Digicert Holdings, Inc. 1st Lien			Global Payments, Inc. 1st Lien Term
Term Loan			Loan B3
6.302% due 10/31/24 (Ê)	749	748	4.052% due 04/22/23 (Ê)	248	248
Digicert Holdings, Inc. 2nd Lien			Global Payments, Inc. 1st Lien Term
Term Loan			Loan B4
10.302% due 10/31/25 (Ê)	300	298	0.000% due 10/12/25 (Ê)(v)	250	249
12.250% due 10/31/25 (Ê)	75	74	Greeneden U. S. Holdings II LLC 1st
DiversiTech Holdings, Inc. 1st Lien			Lien Term Loan B3
Term Loan B			5.802% due 12/01/23 (Ê)	186	187
5.302% due 06/01/24 (Ê)	125	124	Grifols Worldwide Operations USA,
Dynacast International LLC 1st Lien			Inc. 1st Lien Term Loan B
Term Loan B			4.467% due 01/31/25 (Ê)	372	372
5.636% due 01/28/22 (Ê)	324	324	Gruden Holdings, Inc. 1st Lien
Dynatrace LLC 1st Lien Term Loan			Term Loan
			7.886% due 08/18/22 (Ê)	693	700
5.552% due 08/23/25 (Ê)	233	234	GTT Communications, Inc. 1st Lien
EagleView Technology Corp. 1st
Lien Term Loan B1			Term Loan B
5.780% due 07/31/25 (Ê)	750	747	5.050% due 05/31/25 (Ê)	1,463	1,442
ECI Macola/Max Holding LLC 2nd			Gulf Finance LLC Term Loan B
Lien Term Loan			7.640% due 08/25/23 (Ê)	302	247
10.386% due 09/29/25 (Ê)	250	249	H. B. Fuller Co. 1st Lien Term Loan
ECI Macola/Max Holding LLC Term			B
Loan B			4.280% due 10/20/24 (Ê)	725	722
6.636% due 09/27/24 (Ê)	371	374	Harbor Freight Tools USA, Inc. 1st
Education Advisory Board 1st Lien			Lien Term Loan
Term Loan			4.802% due 08/16/23 (Ê)	375	368
6.086% due 02/27/20 (Ê)	1	1	HCP Acquisition LLC Term Loan
6.195% due 02/27/20 (Ê)	1	1	Series NCD
6.408% due 02/27/20 (Ê)	446	441	5.302% due 03/24/24 (Ê)	988	986
Emerald US, Inc. Term Loan B1			Heartland Dental LLC 1st Lien
6.386% due 05/09/21 (~)(Ê)	374	374	Term Loan
EnergySolutions, LLC 1st Lien Term			3.750% due 04/30/25 (Ê)(•)	49	49
Loan B			6.052% due 04/30/25 (Ê)	325	324
6.136% due 05/11/25 (Ê)	748	752	HGIM Corp. Term Loan
Envision Healthcare Corp. 1st Lien			8.508% due 07/02/23 (~)(Ê)	711	715
Term Loan B			HLF Financing SARL LLC 1st Lien
6.052% due 10/11/25 (Ê)	3,150	3,082	Term Loan B
Everi Payments, Inc. 1st Lien Term			5.552% due 08/16/25 (Ê)	486	488
Loan			HS Purchaser LLC 1st Lien Term
Series 91D			Loan
5.302% due 05/09/24 (Ê)	494	495	6.052% due 03/29/25 (Ê)	249	251
EVO Payments International LLC			HUB International , Ltd. 1st Lien
1st Lien Term Loan B			Term Loan
5.550% due 12/22/23 (Ê)	199	199	5.356% due 04/25/25 (Ê)	2	2
First Data Corp. Term Loan			5.490% due 04/25/25 (Ê)	920	917
4.287% due 07/10/22 (Ê)	1,972	1,964	Hyland Software Inc. Term Loan 3
Focus Financial Partners LLC 1st			5.552% due 07/02/22 (Ê)	123	124
Lien Term Loan B2			Hyland Software, Inc. 2nd Lien
4.802% due 07/03/24 (Ê)	594	594	Term Loan
Fort Dearborn Company 1st Lien			9.302% due 05/23/25 (Ê)	375	376
Term Loan

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 379

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
I-Logic Technologies Bidco, Ltd.			Series 182
Term Loan			9.280% due 08/11/25 (Ê)	367	367
5.641% due 12/21/24 (Ê)	472	471	Mitchell International, Inc. 1st Lien
Impala Private Holdings II LLC 1st			Term Loan B
Lien Term Loan			5.552% due 11/30/24 (Ê)	367	365
6.310% due 11/10/24 (Ê)	355	355	Mitchell International, Inc. 2nd Lien
INEOS US Finance LLC 1st Lien			Term Loan
Term Loan B			9.545% due 11/20/25 (Ê)	500	501
4.302% due 03/31/24 (Ê)	744	743	MLN US Holdco LLC 1st Lien Term
Inovalon Holdings, Inc. Term Loan			Loan
B			0.000% due 07/13/25 (Ê)(v)	740	744
5.813% due 04/02/25 (Ê)	1,496	1,488	Navistar, Inc. 1st Lien Term Loan B
Intrawest Resorts Holdings, Inc. 1st			5.780% due 11/06/24 (Ê)	744	745
Lien Term Loan B1			NN, Inc. 1st Lien Term Loan B
5.302% due 06/29/24 (Ê)	496	496	6.052% due 10/19/22 (Ê)	375	375
IRB Holding Corp. 1st Lien Term			NN, Inc. Term Loan

Loan B			5.552% due 04/03/21 (Ê)	375	374
5.460% due 02/05/25 (Ê)	1,741	1,736	North American Lifting Holdings,
Jason, Inc. 1st Lien Term Loan			Inc. 1st Lien Term Loan
6.886% due 06/30/21 (Ê)	292	290	6.886% due 11/27/20 (Ê)	704	669
Lamar Media Corp. 1st Lien Term			NPC International, Inc. 1st Lien
Loan B			Term Loan
4.063% due 03/14/25 (Ê)	225	225	5.802% due 04/20/24 (Ê)	988	990
Las Vegas Sands LLC Term Loan			On Assignment, Inc. 1st Lien Term
4.052% due 03/27/25 (Ê)	622	619	Loan B4
Level 3 Financing, Inc. Term Loan B			4.302% due 02/21/25 (~)(Ê)	718	719
4.530% due 02/22/24 (Ê)	2,500	2,501	Optiv, Inc. 1st Lien Term Loan
LifeScan Global Corp. 1st Lien Term			5.552% due 02/01/24 (Ê)	358	347
Loan			Oryx Southern Delaware Holdings
8.396% due 05/23/25 (~)(Ê)	500	488	LLC 1st Lien Term Loan B
Limetree Bay Terminals LLC Term			5.552% due 02/28/25 (Ê)	373	368
Loan B			Pearl Intermediate Parent LLC 1st
6.302% due 02/10/24 (Ê)	197	192	Lien Delayed-Draw Term Loan
MACOM Technology Solutions Term			1.000% due 02/14/25 (Ê)(•)	34	33
Loan			5.033% due 02/14/25 (Ê)	64	63
4.552% due 05/12/24 (Ê)	246	237	5.037% due 02/14/25 (Ê)	39	39
Match Group, Inc. 1st Lien Term			5.045% due 02/14/25 (Ê)	5	5
Loan B1			Pearl Intermediate Parent LLC 1st
4.780% due 11/16/22 (Ê)	472	475	Lien Term Loan
MCC Iowa LLC 1st Lien Term Loan			5.030% due 02/14/25 (Ê)	481	473
M			Penn National Gaming, Inc. 1st Lien
4.220% due 01/15/25 (Ê)	368	367	Term Loan B
Metro-Goldwyn-Mayer, Inc. 1st Lien			4.581% due 08/14/25 (Ê)	375	376
Term Loan B			Plantronics, Inc. 1st Lien Term Loan
4.810% due 07/03/25 (Ê)	375	376	4.802% due 07/02/25 (Ê)	375	374
MH Sub I LLC 1st Lien Term Loan			Post Holdings, Inc. Incremental
6.030% due 09/15/24 (Ê)	743	744	Term Loan B
MH Sub I LLC 2nd Lien Term Loan			4.290% due 05/24/24 (Ê)	298	297
9.780% due 08/16/25 (Ê)	250	251	Pre-Paid Legal Services, Inc. 1st
Microchip Technology, Inc. 1st Lien			Lien Term Loan
Term Loan			5.552% due 04/13/25 (Ê)	344	345
4.302% due 05/24/25 (Ê)	324	322	Project Alpha Intermediate Holding,
Midwest Physician Administrative			Inc. 1st Lien Term Loan B
Services LLC 1st Lien Term Loan			5.940% due 04/26/24 (Ê)	375	373
5.052% due 08/15/24 (Ê)	733	727	Quest Software US Holdings, Inc.
Midwest Physician Administrative			1st Lien Term Loan
Services LLC 2nd Lien Term			6.777% due 05/17/25 (Ê)	500	501
Loan

See accompanying notes which are an integral part of the financial statements.

380 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Quintiles IMS, Inc. 1st Lien Term			SonicWALL US Holdings, Inc. 1st
Loan B2			Lien Term Loan
4.386% due 01/18/25 (Ê)	248	248	5.822% due 05/16/25 (Ê)	667	667
Rackspace Hosting, Inc. 1st Lien			SonicWALL US Holdings, Inc. 2nd
Term Loan			Lien Term Loan
5.348% due 11/03/23 (Ê)	3,962	3,840	9.822% due 05/18/26 (Ê)	300	298
Radiate Holdco LLC 1st Lien Term			Southcross Energy Partners LP 1st
Loan B			Lien Term Loan B
5.302% due 02/01/24 (Ê)	1,489	1,476	6.636% due 08/04/21 (Ê)	127	113
Radio One, Inc. 1st Lien Term Loan			Southwire Co. LLC 1st Lien Term
B			Loan B
6.310% due 04/05/23 (Ê)	739	723	4.290% due 05/15/25 (Ê)	424	424
Red Ventures LLC 1st Lien Term			Stars Group Holdings BV Term Loan
Loan B			5.886% due 07/10/25 (Ê)	749	752
6.302% due 11/08/24 (Ê)	715	718	Station Casinos LLC 1st Lien Term
Red Ventures LLC 2nd Lien Term			Loan B
Loan			4.810% due 06/08/23 (Ê)	496	496
10.302% due 11/08/25 (Ê)	162	165	Steak n Shake Operations, Inc. Term
Refinitiv US Holdings, Inc. 1st Lien			Loan
Term Loan B			6.060% due 03/19/21 (Ê)	452	375
6.052% due 10/01/25 (Ê)	625	618	SuperMoose Borrower LLC 1st Lien
Research Now Group, Inc. 1st Lien			Term Loan
Term Loan			6.052% due 08/15/25 (Ê)	333	334
7.802% due 12/20/24 (Ê)	374	375	Telenet Financing USD LLC 1st
Rexnord LLC 1st Lien Term Loan B			Lien Term Loan AN
4.295% due 08/21/24 (Ê)	188	188	4.530% due 08/17/26 (Ê)	875	872
Reynolds Group Holdings, Inc. 1st			Tempo Acquisition LLC Term Loan
Lien Term Loan B			B
5.052% due 02/05/23 (Ê)	1,067	1,067	5.302% due 05/01/24 (Ê)	247	247
RHP Hotel Properties, LP / RHP			Tenneco, Inc. 1st Lien Term Loan B
Finance Corp. Term Loan B			5.052% due 10/01/25 (Ê)	640	638
5.000% due 04/15/21	2,200	2,197	TerraForm AP Acquisition Holdings
RHP Hotel Properties, LP Term			LLC Term Loan B
Loan B			6.636% due 06/26/22 (Ê)	604	610
4.440% due 05/11/24 (Ê)	370	370	TKC Holdings, Inc. 1st Lien Term
Schenectady International Group,			Loan
Inc. 1st Lien Term Loan			6.060% due 02/01/23 (Ê)	493	492
7.186% due 08/10/25 (Ê)	375	372	TKC Holdings, Inc. 2nd Lien Term
Scientific Games International, Inc.			Loan
1st Lien Term Loan B5			10.310% due 02/01/24 (Ê)	188	187
5.044% due 08/14/24 (Ê)	1,668	1,651	TMS International Corp. 1st Lien
5.052% due 08/14/24 (Ê)	398	394	Term Loan B2
Seadrill Operating, LP			5.052% due 08/14/24 (Ê)	137	137
0.000% due 02/21/21 (Ê)(v)	750	694	5.277% due 08/14/24 (Ê)	208	208
Serta Simmons Bedding, LLC 1st			Trader Corp. Term Loan B
Lien Term Loan			5.295% due 09/28/23 (Ê)	458	457
5.774% due 11/08/23 (Ê)	585	526	TransDigm Group, Inc. 1st Lien
5.777% due 11/08/23 (Ê)	164	148	Term Loan G
Serta Simmons Bedding, LLC 2nd			4.802% due 08/22/24 (~)(Ê)	494	491
Lien Term Loan			TransDigm, Inc. Term Loan
10.277% due 11/08/24 (Ê)	375	290	4.802% due 06/09/23 (Ê)	983	977
Sesac Holdco II LLC 1st Lien Term			TruGreen, LP Term Loan
Loan			6.287% due 04/13/23 (Ê)	811	814
5.302% due 02/13/24 (Ê)	376	375	U. S. Silica Co. , Inc. 1st Lien Term
Sesac Holdco II LLC 2nd Lien Term			Loan B
Loan			6.313% due 05/01/25 (Ê)	374	337
9.552% due 02/24/25 (Ê)	375	370	Uber Technologies, Inc. 1st Lien
Shutterfly, Inc. Term Loan B			Term Loan
5.060% due 08/17/24 (Ê)	374	374

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 381

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.281% due 03/22/25 (Ê)	419	419	Series 2006-OA10 Class 3A1
UFC Holdings LLC 1st Lien Term			1.428% due 08/25/46 (Ê)	528	443
Loan			American Home Mortgage
5.560% due 08/18/23 (Ê)	245	246	Investment Trust
UFC Holdings LLC 2nd Lien Term			Series 2007-1 Class GA1C
Loan			0.360% due 05/25/47 (Ê)	1,121	878
9.802% due 08/18/24 (Ê)	215	217	Banc of America Commercial
United Airlines, Inc. Term Loan B			Mortgage Trust
4.052% due 04/01/24 (Ê)	985	982	Series 2008-1 Class AJ
United Rentals, Inc. Term Loan B			6.283% due 02/10/51 (~)(Ê)	17	17
0.000% due 10/01/25 (Ê)(v)	188	188	Bear Stearns Alt-A Trust
Unitymedia Hessen GMBH & C0			Series 2005-7 Class 21A1
KG 1st Lien Term Loan E			4.380% due 09/25/35 (~)(Ê)	611	575
4.280% due 06/01/23 (Ê)	1,750	1,747	Series 2005-8 Class 21A1
UPC Financing Partnership 1st Lien			2.824% due 10/25/35 (~)(Ê)	198	200
Term Loan AR			Series 2006-6 Class 1A1
4.780% due 01/15/26 (Ê)	416	415	0.541% due 11/25/36 (Ê)	645	669
USI, Inc. Term Loan B			Bear Stearns Commercial Mortgage
5.386% due 05/16/24 (Ê)	743	738	Securities Trust
Vantiv LLC Term Loan B4			Series 2007-T28 Class D
4.030% due 08/20/24 (Ê)	1,244	1,240	6.090% due 09/11/42 (~)(Å)(Ê)	135	121
Varsity Brands Holding Co. , Inc. 1st			Citigroup Commercial Mortgage
Lien Term Loan			Trust
5.802% due 12/07/24 (Ê)	372	372
Verdesian Life Sciences LLC Term			Series 2014-GC21 Class D
			4.996% due 05/10/47 (~)(Ê)(Þ)	90	82
Loan			Citigroup Mortgage Loan Trust
7.527% due 07/01/20 (Ê)	1,103	1,042
VeriFone Systems, Inc. 1st Lien			Series 2007-AR5 Class 1A1A
			3.811% due 04/25/37 (~)(Ê)	315	314
Term Loan			COBALT CMBS Commercial
6.322% due 08/20/25 (Ê)	320	320
			Mortgage Trust
Verscend Holding Corp. Term Loan			6.015% due 05/15/46 (~)(Ê)	375	376
6.802% due 08/09/24 (Ê)	750	755	Commercial Mortgage Pass Through
Vertafore, Inc. 1st Lien Term Loan B			Certificates
0.000% due 07/02/25 (Ê)(v)	750	747	Series 2012-CR3 Class E
W3 TopCo LLC 1st Lien Term Loan			4.770% due 10/15/45 (~)(Å)(Ê)	195	175
8.295% due 03/08/22 (Ê)	369	369	Commercial Mortgage Trust
8.366% due 03/08/22 (Ê)	2	2	Series 2012-LC4 Class E
Web. com Group, Inc. Term Loan B			4.250% due 12/10/44 (Å)	454	357
0.000% due 09/14/25 (Ê)(v)	750	748
Weight Watchers International, Inc.			Series 2014-CR17 Class D
			4.801% due 05/10/47 (~)(Ê)(Þ)	205	193
1st Lien Term Loan B
7.150% due 11/29/24 (Ê)	325	326	Countrywide Alternative Loan Trust
William Morris Endeavor			Series 2006-45T1 Class 2A7
Entertainment LLC 1st Lien Term			1.578% due 02/25/37 (Ê)	286	158
Loan B			Series 2006-OA10 Class 2A1
5.150% due 08/22/24 (Ê)	1	1	1.424% due 08/25/46 (Ê)	174	138
5.280% due 08/22/24 (Ê)	373	372	Series 2006-OA10 Class 4A1
Wyndham Hotels & Resorts, Inc. 1st			0.411% due 08/25/46 (Ê)	743	648
Lien Term Loan B			Credit Suisse Commercial Mortgage
4.052% due 05/30/25 (Ê)	525	524	Trust
			Series 2007-C4 Class C
		129,566	6.275% due 09/15/39 (~)(Å)(Ê)	152	154
Mortgage-Backed Securities - 16.5%			CSAIL Commercial Mortgage Trust
Alternative Loan Trust			Series 2015-C1 Class D
Series 2005-27 Class 1A1			3.944% due 04/15/50 (~)(Ê)(Þ)	535	476
1.424% due 08/25/35 (~)(Ê)	385	340	Deutsche ALT-A Securities, Inc.
Series 2005-59 Class 1A1			Alternate Loan Trust
1.109% due 11/20/35 (Ê)	362	353

See accompanying notes which are an integral part of the financial statements.

382 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-OA3 Class A1			Series 2011-59 Class BI
2.420% due 07/25/47 (Ê)	322	309	Interest Only STRIP
Fannie Mae			6.000% due 08/25/40	523	27
30 Year TBA(Ï)			Series 2011-98 Class AI
4.000%	11,000	11,085	Interest Only STRIP
Series 2016-C04 Class 1M2			3.500% due 11/25/37	1,478	71
4.726% due 01/25/29 (Ê)	164	185	Series 2011-101 Class SA
Fannie Mae Connecticut Avenue			Interest Only STRIP
Securities			5.129% due 10/25/41 (Ê)	746	95
Series 2015-C04 Class 1M2			Series 2012-36 Class SN
6.136% due 04/25/28 (Ê)	271	313	Interest Only STRIP
Series 2016-C01 Class 1B			5.672% due 04/25/42 (Ê)	421	62
12.274% due 08/25/28 (Ê)	416	595	Series 2012-49 Class QI
Series 2016-C02 Class 1B			Interest Only STRIP
12.688% due 09/25/28 (Ê)	608	891	4.500% due 12/25/40	1,301	201
Series 2016-C02 Class 1M2			Series 2012-103 Class SD
6.438% due 09/25/28 (Ê)	312	364	Interest Only STRIP
Series 2016-C03 Class 2M2			4.813% due 09/25/42 (Ê)	352	58
6.189% due 10/25/28 (Ê)	560	643	Series 2012-116 Class SA
Series 2016-C05 Class 2B			Interest Only STRIP
11.244% due 01/25/29 (Ê)	40	53	5.109% due 10/25/42 (Ê)	1,540	289
Series 2016-C05 Class 2M2			Series 2013-9 Class SA
4.944% due 01/25/29 (Ê)	553	614	Interest Only STRIP
Series 2016-C06 Class 1M2			5.981% due 03/25/42 (Ê)	3,139	337
4.775% due 04/25/29 (Ê)	548	618	Series 2013-27 Class PI
Series 2016-C07 Class 2M2			Interest Only STRIP
5.587% due 05/25/29 (Ê)	785	875	3.000% due 12/25/41	6,967	490
Series 2017-C01 Class 1B1			Series 2013-35 Class IP
6.516% due 07/25/29 (Ê)	567	684	Interest Only STRIP
Series 2017-C01 Class 1M2			3.000% due 06/25/42	937	69
4.316% due 07/25/29 (Ê)	516	559	Series 2013-41 Class SP
Series 2017-C02 Class 2B1			Interest Only STRIP
6.477% due 09/25/29 (Ê)	500	581	5.422% due 06/25/40 (Ê)	1,167	75
Series 2017-C02 Class 2M2			Series 2013-67 Class IL
4.887% due 09/25/29 (Ê)	472	517	Interest Only STRIP
Series 2017-C03 Class 1B1			6.500% due 07/25/43	1,033	234
5.842% due 10/25/29 (Ê)	100	114	Series 2015-66 Class AS
Series 2017-C05 Class 1B1			Interest Only STRIP
4.824% due 01/25/30 (Ê)	1,010	1,059	4.159% due 09/25/45 (Ê)	2,287	271
Series 2017-C06 Class 2M2			Series 2015-4425 Class IO
4.037% due 02/25/30 (Ê)	240	252
			Interest Only STRIP
Series 2017-C07 Class 1M2			4.000% due 01/15/45	788	176
3.643% due 05/25/30 (Ê)(Þ)	1,050	1,077
			Series 2016-24 Class CI
Series 2018-C01 Class 1B1			Interest Only STRIP
5.124% due 07/25/30 (Ê)	1,130	1,146	4.000% due 02/25/46	522	97
Series 2018-C03 Class 1M2			Series 2016-61 Class BS
4.110% due 10/25/30 (Ê)	438	437
			Interest Only STRIP
Series 2018-C04 Class 2M2			5.613% due 09/25/46 (Ê)	2,481	297
4.831% due 12/25/30 (Ê)	557	562
			Series 2016-65 Class CS
Fannie Mae REMICS			Interest Only STRIP
Series 2010-35 Class SG			3.819% due 09/25/46 (Ê)	1,821	230
Interest Only STRIP			Series 2016-70 Class QI
5.418% due 04/25/40 (Ê)	595	94
			Interest Only STRIP
Series 2010-140 Class GS			3.500% due 10/25/46	2,606	433
Interest Only STRIP
5.229% due 07/25/39 (Ê)	623	54

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 383

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-97 Class KI			Series 2012-3981 Class WS
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/40	1,504	162	5.323% due 05/15/41 (Ê)	922	118
Series 2016-102 Class JI			Series 2012-3984 Class DS
Interest Only STRIP			Interest Only STRIP
3.500% due 02/25/46	1,709	296	4.961% due 01/15/42 (Ê)	980	124
Series 2016-104 Class NI			Series 2012-4073 Class AS
Interest Only STRIP			Interest Only STRIP
5.000% due 04/25/38	467	5	5.512% due 08/15/38 (Ê)	506	30
Series 2017-2 Class KI			Series 2012-4074 Class KS
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/47	2,305	474	5.788% due 02/15/41 (Ê)	1,106	151
Series 2017-7 Class JI			Series 2012-4099 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/47	864	169	3.500% due 06/15/39	764	83
Series 2017-8 Class SB			Series 2012-4127 Class PI
Interest Only STRIP			Interest Only STRIP
4.009% due 02/25/47 (Ê)	4,366	548	4.500% due 07/15/42	1,349	288
Series 2017-15 Class LI			Series 2013-4182 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 06/25/46	861	166	3.000% due 12/15/41	6,664	473
Series 2017-48 Class LI			Series 2013-4265 Class SD
Interest Only STRIP			Interest Only STRIP
4.000% due 05/25/47	1,804	364	4.513% due 01/15/35 (Ê)	1,049	133
Series 2017-72 Class GI			Series 2014-4299 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/25/47	3,318	661	4.000% due 07/15/43	1,054	205
Series 2017-74 Class JI			Series 2014-4386 Class IL
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	921	194	4.000% due 12/15/43	844	164
Series 2017-78 Class KI			Series 2014-4389 Class IA
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/47	729	147	4.000% due 09/15/44	421	99
Series 2017-82 Class NI			Series 2014-4413 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	1,225	222	3.500% due 03/15/40	1,117	134
Series 2017-112 Class SG			Series 2015-4475 Class CI
Interest Only STRIP			Interest Only STRIP
4.129% due 01/25/48 (Ê)	2,478	354	3.500% due 01/15/44	1,216	206
Series 2017-113 Class IO			Series 2015-4510 Class HI
Interest Only STRIP			Interest Only STRIP
5.000% due 01/25/38	1,446	237	3.000% due 03/15/40	2,485	244
Series 2017-4666 Class AI			Series 2015-4530 Class HI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/15/35	4,919	375	4.000% due 11/15/45	379	87
Series 2018-1 Class AI			Series 2016-4550 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	1,380	338	3.000% due 10/15/40	1,470	193
Series 2018-1 Class JI			Series 2016-4560 Class PI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	1,126	242	3.500% due 05/15/45	628	100
Freddie Mac REMICS			Series 2016-4601 Class IC
Series 2011-3904 Class NI			Interest Only STRIP
Interest Only STRIP			4.000% due 12/15/45	622	107
3.500% due 08/15/26	742	65

See accompanying notes which are an integral part of the financial statements.

384 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-4621 Class QI			Series 2017-DNA1 Class B1
Interest Only STRIP			5.729% due 07/25/29 (Ê)	496	562
3.500% due 10/15/46	1,343	181	Series 2017-HQA1 Class B1
Series 2016-4629 Class GI			6.216% due 08/25/29 (Ê)	525	598
Interest Only STRIP			Series 2017-HQA1 Class M2
3.500% due 11/15/45	1,487	230	4.787% due 08/25/29 (Ê)	425	464
Series 2016-4635 Class PI			Ginnie Mae
Interest Only STRIP			Series 2009-121 Class DI
4.000% due 12/15/46	678	126	Interest Only STRIP
Series 2017-4658 Class CI			4.500% due 12/16/39	1,451	309
Interest Only STRIP			Series 2009-121 Class UI
3.500% due 07/15/40	1,791	220	Interest Only STRIP
Series 2017-4663 Class KI			5.000% due 12/20/39	121	30
Interest Only STRIP			Series 2010-9 Class UI
3.500% due 11/15/42	1,939	252	Interest Only STRIP
Series 2017-4663 Class PI			5.000% due 01/20/40	7,261	1,670
Interest Only STRIP			Series 2010-35 Class QI
4.000% due 03/15/47	1,396	282	Interest Only STRIP
Series 2017-4663 Class TI			4.500% due 03/20/40	550	116
Interest Only STRIP			Series 2010-62 Class SD
3.500% due 10/15/42	1,206	168	Interest Only STRIP
Series 2017-4707 Class AI			5.512% due 05/20/40 (Ê)	1,190	175
Interest Only STRIP			Series 2010-134 Class ES
4.000% due 07/15/47	877	169	Interest Only STRIP
Series 2017-4731 Class QS			5.022% due 11/20/39 (Ê)	1,939	152
Interest Only STRIP			Series 2010-H20 Class IF
4.613% due 11/15/47 (Ê)	929	151	Interest Only STRIP
Series 2018-4760 Class IG			1.401% due 10/20/60 (~)(Ê)	1,825	95
Interest Only STRIP			Series 2011-17 Class S
5.000% due 02/15/48	1,221	260	Interest Only STRIP
Freddie Mac Strips			5.072% due 02/20/41 (Ê)	1,340	180
Series 2014-324 Class C21			Series 2011-22 Class PS
Interest Only STRIP			Interest Only STRIP
6.000% due 06/15/39	1,756	421	5.022% due 07/20/40 (Ê)	1,625	121
Freddie Mac Structured Agency			Series 2011-148 Class SN
Credit Risk			Interest Only STRIP
Series 2018-DNA2 Class B1			5.462% due 11/16/41 (Ê)	900	153
5.981% due 12/25/30 (Å)(Ê)	260	262	Series 2011-151 Class SC
Freddie Mac Structured Agency			Interest Only STRIP
Credit Risk Debt Notes			5.983% due 07/16/40 (Ê)	428	39
Series 2015-DNA2 Class B			Series 2011-168 Class IO
8.541% due 12/25/27 (Ê)	519	640	Interest Only STRIP
Series 2015-DNA3 Class B			5.500% due 10/16/37	325	17
9.875% due 04/25/28 (Ê)	772	1,002	Series 2013-34 Class HI
Series 2016-DNA1 Class M3			Interest Only STRIP
5.986% due 07/25/28 (Ê)	539	648	4.500% due 03/20/43	369	83
Series 2016-DNA3 Class M3			Series 2013-99 Class AS
5.756% due 12/25/28 (Ê)	746	864	Interest Only STRIP
Series 2016-HQA1 Class M3			5.311% due 06/20/43 (Ê)	348	61
6.792% due 09/25/28 (Ê)	250	305	Series 2013-182 Class SP
Series 2016-HQA2 Class M3			Interest Only STRIP
5.674% due 11/25/28 (Ê)	253	297	5.961% due 12/20/43 (Ê)	302	48
Series 2016-HQA3 Class M3			Series 2013-H24 Class AI
4.374% due 03/25/29 (Ê)	899	1,009	Interest Only STRIP
Series 2016-HQA4 Class M3			1.472% due 09/20/63 (~)(Ê)	4,114	174
4.427% due 04/25/29 (Ê)	797	890

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 385

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-58 Class SA			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	2,014	264	4.000% due 05/20/45	1,070	193
Series 2014-132 Class IO			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/44	546	135	4.500% due 04/16/45	732	176
Series 2014-161 Class HI			Series 2015-H01 Class BI
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/44	490	89	1.567% due 01/20/65 (~)(Ê)	5,754	332
Series 2014-H06 Class BI			Series 2015-H03 Class DI
Interest Only STRIP			Interest Only STRIP
1.482% due 02/20/64 (~)(Ê)	2,178	114	1.884% due 01/20/65 (~)(Ê)	2,392	213
Series 2014-H06 Class TR			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
1.429% due 03/20/64 (~)(Ê)	2,876	126	2.091% due 12/20/64 (~)(Ê)	2,937	236
Series 2014-H08 Class BI			Series 2015-H08 Class BI
Interest Only STRIP			Interest Only STRIP
1.454% due 04/20/64 (~)(Ê)	2,657	230	2.082% due 03/20/65 (~)(Ê)(Š)	953	80
Series 2014-H08 Class CI			Series 2015-H22 Class HI
Interest Only STRIP			Interest Only STRIP
1.485% due 03/20/64 (~)(Ê)	2,935	159	2.033% due 08/20/65 (~)(Ê)	3,063	300
Series 2014-H09 Class AI			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	2,207	102	4.000% due 09/20/45	568	102
Series 2014-H13 Class BI			Series 2016-49 Class IO
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)	3,110	166	4.500% due 11/16/45	570	132
Series 2014-H23 Class BI			Series 2016-77 Class SC
Interest Only STRIP			Interest Only STRIP
1.564% due 11/20/64 (~)(Ê)	3,465	281	5.574% due 10/20/45 (Ê)	625	90
Series 2014-H25 Class BI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)	2,895	225	3.000% due 01/20/43	1,563	176
Series 2015-25 Class PI			Series 2016-136 Class YI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/45	2,199	374	3.500% due 03/20/45	399	63
Series 2015-35 Class AI			Series 2016-138 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/45	727	159	4.000% due 10/20/46	467	92
Series 2015-62 Class IL			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
3.500% due 02/16/42	1,578	244	5.000% due 11/20/46	2,409	513
Series 2015-89 Class LI			Series 2016-156 Class PI
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/44	706	177	3.500% due 11/20/46	1,012	144
Series 2015-96 Class NI			Series 2016-161 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/39	1,155	94	5.000% due 11/16/46	848	187
Series 2015-99 Class DI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
6.000% due 07/20/45	760	195	5.219% due 04/20/38 (Ê)	3,183	93
Series 2015-105 Class LI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/39	394	97	1.875% due 02/20/66 (~)(Ê)(Š)	689	50

See accompanying notes which are an integral part of the financial statements.

386 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-H06 Class AI			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)	1,474	129	4.000% due 01/20/47	1,142	237
Series 2016-H12 Class AI			Series 2017-113 Class IE
Interest Only STRIP			Interest Only STRIP
1.643% due 07/20/65 (~)(Ê)	3,010	238	5.500% due 07/20/47	497	122
Series 2016-H14 Class AI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
2.467% due 06/20/66 (~)(Ê)	3,413	387	4.000% due 08/20/47	630	120
Series 2016-H17 Class DI			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
1.999% due 07/20/66 (~)(Ê)	2,613	286	3.500% due 01/20/47	4,665	752
Series 2016-H22 Class IO			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	2,273	213	4.500% due 09/20/47	1,254	276
Series 2016-H23 Class NI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
2.830% due 10/20/66 (~)(Ê)	3,199	404	3.500% due 09/20/47	1,653	282
Series 2016-H24 Class CI			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.703% due 10/20/66 (~)(Ê)	4,133	354	2.160% due 12/20/66 (~)(Ê)(Š)	4,549	489
Series 2016-H24 Class JI			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
2.721% due 11/20/66 (~)(Ê)	1,518	192	2.236% due 12/20/66 (~)(Ê)	2,031	270
Series 2017-5 Class IO			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 01/20/47	1,097	256	2.195% due 12/20/66 (~)(Ê)	4,163	546
Series 2017-11 Class PI			Series 2017-H03 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/46	1,121	207	1.543% due 01/20/67 (~)(Ê)	3,688	274
Series 2017-17 Class DI			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	1,668	247	2.403% due 02/20/67 (~)(Ê)	4,434	568
Series 2017-26 Class EI			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	952	172	1.565% due 02/20/67 (~)(Ê)	2,020	160
Series 2017-26 Class IM			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	1,195	282	2.377% due 02/20/67 (~)(Ê)	1,330	206
Series 2017-26 Class MI			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/39	1,973	450	2.236% due 02/20/67 (~)(Ê)	2,957	368
Series 2017-42 Class IC			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	2,672	564	1.823% due 03/20/67 (~)(Ê)	1,808	215
Series 2017-68 Class CI			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
5.500% due 05/16/47	470	114	1.774% due 04/20/67 (~)(Ê)	4,774	474
Series 2017-68 Class IL			Series 2017-H10 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,759	477	1.714% due 04/20/67 (~)(Ê)	3,148	298
Series 2017-87 Class IO			Series 2017-H11 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/46	1,345	217	2.105% due 05/20/67 (~)(Ê)(Š)	2,568	286

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 387

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H13 Class QI			Series 2012-129 Class IO
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	3,023	359	4.500% due 11/16/42	485	121
Series 2017-H14 Class JI			Series 2012-H10 Class AI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	2,454	368	1.219% due 12/20/61 (~)(Ê)	6,082	222
Series 2017-H16 Class HI			Series 2012-H11 Class FI
Interest Only STRIP			Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)	3,914	368	1.226% due 02/20/62 (~)(Ê)	7,563	290
Series 2017-H16 Class IB			Series 2012-H29 Class CI
Interest Only STRIP			Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)	5,680	574	1.409% due 02/20/62 (~)(Ê)	5,381	257
Series 2017-H16 Class JI			Series 2013-6 Class AI
Interest Only STRIP			Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)	2,376	351	3.500% due 08/20/39	786	107
Series 2017-H20 Class GI			Series 2013-23 Class IK
Interest Only STRIP			Interest Only STRIP
2.158% due 09/20/67 (~)(Ê)	7,302	854	3.000% due 09/20/37	1,303	118
Series 2017-H23 Class KI			Series 2013-82 Class TI
Interest Only STRIP			Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)	1,826	146	3.500% due 05/20/43	2,457	423
Series 2018-18 Class HS			Series 2013-H15 Class CI
Interest Only STRIP			Interest Only STRIP
1.667% due 02/20/48 (Ê)	7,407	201	1.772% due 07/20/63 (~)(Ê)	2,910	137
Series 2018-33 Class IO			Series 2014-44 Class IA
Interest Only STRIP			Interest Only STRIP
4.000% due 02/20/48	2,248	463	3.500% due 05/20/28	670	61
Series 2018-H01 Class AI			Series 2014-133 Class NI
Interest Only STRIP			Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)	2,869	405	5.000% due 09/20/44	2,809	632
Series 2018-H02 Class PI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
2.033% due 02/20/68 (~)(Ê)	1,876	270	3.500% due 08/20/28	2,536	191
Ginnie Mae II			Series 2015-111 Class IJ
30 Year TBA(Ï)			Interest Only STRIP
4.000%	2,000	2,015	3.500% due 08/20/45	1,269	228
4.500%	4,000	4,097	Series 2015-162 Class BI
Ginnie Mae REMICS			Interest Only STRIP
Class IA			4.000% due 11/20/40	1,902	296
Interest Only STRIP			Series 2015-H09 Class BI
4.000% due 01/16/43	1,161	192	Interest Only STRIP
Series 2010-167 Class SG			1.684% due 03/20/65 (~)(Ê)(Š)	387	30
Interest Only STRIP			Series 2015-H10 Class CI
5.237% due 08/16/38 (Ê)	2,611	114	Interest Only STRIP
Series 2011-135 Class DI			1.797% due 04/20/65 (~)(Ê)	968	88
Interest Only STRIP			Series 2015-H15 Class JI
5.000% due 04/16/40	1,055	257	Interest Only STRIP
Series 2011-H16 Class FI			1.936% due 06/20/65 (~)(Ê)	688	65
Interest Only STRIP			Series 2015-H18 Class IA
1.040% due 07/20/61 (~)(Ê)	1,628	61	Interest Only STRIP
Series 2012-103 Class CI			1.816% due 06/20/65 (~)(Ê)	503	33
Interest Only STRIP			Series 2015-H24 Class BI
3.500% due 08/16/42	1,482	308	Interest Only STRIP
			1.604% due 08/20/65 (~)(Ê)(Š)	1,271	57

See accompanying notes which are an integral part of the financial statements.

388 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-H25 Class AI			Series 2018-89 Class LS
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	919	70	4.154% due 06/20/48 (Ê)	1,855	240
Series 2015-H26 Class GI			Series 2018-121 Class SQ
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	525	47	3.920% due 09/20/48 (Ê)	3,488	493
Series 2016-147 Class BI			Series 2018-127 Class IA
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	454	89	3.500% due 04/20/42	600	68
Series 2016-H16 Class DI			Series 2018-127 Class IB
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)	1,781	197	4.500% due 06/20/45	3,895	574
Series 2016-H18 Class QI			Series 2018-127 Class ID
Interest Only STRIP			Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)	2,237	256	5.000% due 07/20/45	9,517	1,456
Series 2017-6 Class DI			Series 2018-H05 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/44	958	124	1.805% due 02/20/68 (~)(Ê)	1,715	227
Series 2017-17 Class EI			Goldman Sachs Mortgage Securities
Interest Only STRIP			Trust
4.000% due 09/20/44	2,430	323	Series 2014-GC24 Class D
Series 2017-38 Class DI			4.662% due 09/10/47 (~)(Ê)(Þ)	752	641
Interest Only STRIP			Government National Mortgage
5.000% due 03/16/47	740	172	Association
Series 2017-120 Class IJ			Series 2010-35 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/20/47	3,588	516	4.500% due 03/20/40	1,410	325
Series 2017-123 Class IO			Series 2010-50 Class QS
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	1,227	322	6.018% due 12/20/38 (Ê)	1,638	66
Series 2017-132 Class IB			Series 2014-60 Class SE
Interest Only STRIP			Interest Only STRIP
5.500% due 09/20/47	1,099	257	5.574% due 04/20/44 (Ê)	520	73
Series 2017-136 Class IG			Series 2014-H11 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/44	2,436	286	1.480% due 06/20/64 (~)(Ê)	2,690	201
Series 2017-136 Class IY			Series 2015-80 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/45	1,229	292	4.500% due 06/20/45	435	89
Series 2017-141 Class ID			Series 2015-89 Class IP
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	1,432	247	4.000% due 02/20/45	770	166
Series 2017-H03 Class EI			Series 2015-149 Class KI
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)	1,776	254	4.000% due 10/20/45	590	129
Series 2017-H06 Class BI			Series 2016-27 Class IB
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	4,042	462	4.000% due 11/20/45	1,449	274
Series 2017-H06 Class MI			Series 2016-37 Class IW
Interest Only STRIP			Interest Only STRIP
2.170% due 02/20/67 (~)(Ê)	2,851	315	4.500% due 02/20/46	1,788	378
Series 2017-H08 Class NI			Series 2016-104 Class GI
Interest Only STRIP			Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)	5,250	590	4.500% due 01/20/46	811	138

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 389

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-H20 Class BI			Series 2012-C4 Class E
Interest Only STRIP			5.421% due 03/15/45 (~)(Å)(Ê)	245	210
1.562% due 09/20/66 (~)(Ê)	2,697	198	Oaktown Re, Ltd.
GS Mortgage Securities Corp. II			Series 2018-1A Class M2
Series 2013-GC10 Class E			5.131% due 07/25/28 (Å)(Ê)	340	344
4.410% due 02/10/46 (~)(Å)(Ê)	508	419	Structured Asset Mortgage
JPMBB Commercial Mortgage			Investments II Trust
Securities Trust			Series 2006-AR7 Class A1BG
Series 2013-C14 Class F			1.102% due 08/25/36 (Ê)	807	767
3.598% due 08/15/46 (~)(Å)(Ê)	650	475	Structured Asset Mortgage
Series 2014-C18 Class D			Investments, Inc.
4.814% due 02/15/47 (~)(Ê)(Þ)	414	370	Series 2006-AR7 Class A1A
Series 2014-C23 Class E			0.981% due 08/25/36 (Ê)	162	150
3.364% due 09/15/47 (~)(Å)(Ê)	295	225	UBS Commercial Mortgage Trust
JPMorgan Alternative Loan Trust			Series 2012-C1 Class E
Series 2007-A2 Class 12A1			5.000% due 05/10/45 (~)(Å)(Ê)	291	256
1.438% due 06/25/37 (Ê)	193	109	UBS-Barclays Commercial Mortgage
JPMorgan Chase Commercial			Trust
Mortgage Securities Trust			Series 2012-C2 Class E
Series 2007-CB20 Class E			4.886% due 05/10/63 (~)(Ê)(Þ)	155	129
6.487% due 02/12/51 (~)(Å)(Ê)	901	901	Series 2012-C2 Class F
Series 2012-C6 Class E			5.000% due 05/10/63 (~)(Å)(Ê)	221	154
5.365% due 05/15/45 (~)(Ê)(Þ)	500	451	Wachovia Bank Commercial
Series 2013-LC11 Class D			Mortgage Trust
4.380% due 04/15/46 (~)(Ê)	307	268	Series 2005-C21 Class D
			5.465% due 10/15/44 (~)(Ê)	159	157
Series 2013-LC11 Class E			Washington Mutual Mortgage Pass-
3.250% due 04/15/46 (~)(Å)(Ê)	500	365
loanDepot Station Place Agency			Through Certificates Trust
Securitization Trust			Series 2005-AR1 Class A2B
Series 2017-LD1 Class A			1.392% due 01/25/45 (Ê)	53	52
3.080% due 11/25/50 (Å)(Ê)	694	692	Series 2005-AR10 Class 1A3
Merrill Lynch Mortgage Trust			2.502% due 09/25/35 (~)(Ê)	569	579
Series 2008-C1 Class D			Series 2005-AR14 Class 1A2
6.475% due 02/12/51 (~)(Å)(Ê)	175	173	3.403% due 12/25/35 (~)(Ê)	774	780
ML-CFC Commercial Mortgage			Series 2005-AR19 Class A1B3
Trust			1.588% due 12/25/45 (Ê)	67	67
Series 2006-4 Class C			Wells Fargo Commercial Mortgage
5.324% due 12/12/49 (~)(Ê)	307	300	Trust
Series 2007-6 Class AM			Series 2010-C1 Class E
5.526% due 03/12/51 (~)(Ê)	171	172	4.000% due 11/15/43 (Þ)	203	190
Morgan Stanley Bank of America			Series 2013-LC12 Class D
Merrill Lynch Trust			4.434% due 07/15/46 (~)(Ê)(Þ)	492	412
Series 2013-C10 Class E			Series 2014-LC16 Class D
4.217% due 07/15/46 (~)(Ê)(Þ)	276	235	3.938% due 08/15/50 (Å)	381	312
Series 2013-C10 Class F			Wells Fargo Mortgage Backed
4.082% due 07/15/46 (~)(Å)(Ê)	614	489	Securities Trust
Series 2013-C12 Class E			Series 2006-AR5 Class 1A1
4.764% due 10/15/46 (~)(Å)(Ê)	347	286	3.337% due 04/25/36 (~)(Ê)	102	104
			Wells Fargo Mortgage-Backed
Series 2014-C15 Class F
4.000% due 04/15/47 (Þ)	233	188	Securities Trust
			Series 2006-AR2 Class 1A1
Series 2014-C18 Class D			3.539% due 03/25/36 (~)(Ê)	103	105
3.389% due 10/15/47 (Å)	289	234
Morgan Stanley Capital I Trust			WFRBS Commercial Mortgage Trust
			Series 2011-C2 Class D
Series 2011-C3 Class G			5.602% due 02/15/44 (~)(Ê)(Þ)	362	364
5.188% due 07/15/49 (~)(Å)(Ê)	384	334
			Series 2011-C4 Class F
			5.000% due 06/15/44 (~)(Å)(Ê)	998	722

See accompanying notes which are an integral part of the financial statements.

390 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
Series 2012-C7 Class D					EURO STOXX Banks
4.988% due 06/15/45 (~)(Ê)(Þ)		140		129	Index
Series 2012-C7 Class E					Morgan Stanley Dec 2018 115.00 Call
4.833% due 06/15/45 (~)(Ê)(Þ)		550		453	(1,080)	EUR	6,210	(ÿ)	8
Series 2012-C9 Class E					Morgan Stanley Dec 2018 120.00
4.780% due 11/15/45 (~)(Ê)(Þ)		399		335	Call (405)	EUR	2,430	(ÿ)	2
Series 2012-C10 Class D					Euro-Schatz Futures
4.452% due 12/15/45 (~)(Ê)(Þ)		795		678	Morgan Stanley Nov 2018 111.70 Put
					(810)	EUR	81,000	(ÿ)	4
				112,226	Fannie Mae Bonds
Total Long-Term Investments					JPMorgan Chase Nov 2018 91.78
(cost $425,623)				422,278	Call (1)	USD	8,000	(ÿ)	7
					JPMorgan Chase Nov 2018 95.68
Common Stocks - 0.0%					Call (1)	USD	34,000	(ÿ)	2
Producer Durables - 0.0%					JPMorgan Chase Nov 2018 98.37
Harvey Gulf International Marine					Call (2)	USD	48,000	(ÿ)	77
LLC(Å)(Æ)		2,946		156	JPMorgan Chase Nov 2018 99.19
HGIM Corp. (Å)(Æ)		659		35	Call (1)	USD	9,000	(ÿ)	—
				191	JPMorgan Chase Nov 2018 99.38
					Call (1)	USD	9,000	(ÿ)	—
					JPMorgan Chase Nov 2018 99.56
Total Common Stocks					Call (1)	USD	9,000	(ÿ)	—
(cost $—)				191	JPMorgan Chase Dec 2018 98.02
					Call (1)	USD	9,000	(ÿ)	20
Options Purchased - 1.1%					JPMorgan Chase Dec 2018 98.17
(Number of Contracts)					Call (1)	USD	9,000	(ÿ)	17
Cross Currency Options					JPMorgan Chase Dec 2018 98.33
(EUR/CAD)					Call (1)	USD	9,000	(ÿ)	14
BNP Paribas Nov 2018 1.55 Call (1)	EUR	20,000	(ÿ)	2	JPMorgan Chase Feb 2019 97.44
Cross Currency Options					Put (1)	USD	9,000	(ÿ)	81
(EUR/USD)					JPMorgan Chase Feb 2019 97.59
BNP Paribas Oct 2019 1.20 Call (1)	EUR	18,900	(ÿ)	14	Put (1)	USD	9,000	(ÿ)	90
Cross Currency Options					JPMorgan Chase Feb 2019 97.75
(GBP/USD)					Put (1)	USD	9,000	(ÿ)	98
Morgan Stanley Apr 2019 1.39 Call
(1)	GBP	21,600	(ÿ)	121	Russell 2000 Index
Cross Currency Options					Morgan Stanley Nov 2018 1,600.00
(JPY/USD)					Put (135)	USD	21,600	(ÿ)	1,258
BNP Paribas Apr 2019 104.00 Put (1)	USD	33,750	(ÿ)	144	S&P 500 Index
Cross Currency Options					Morgan Stanley Nov 2018 2,930.00
(USD/CAD)					Call (54)	USD	15,822	(ÿ)	2
Morgan Stanley Jan 2019 1.34 Call (1)	USD	21,600	(ÿ)	108	Morgan Stanley Nov 2018 2,940.00
Cross Currency Options					Call (27)	USD	7,938	(ÿ)	1
(USD/JPY)					Morgan Stanley Dec 2018 2,815.00
JPMorgan Chase Nov 2018 114.50					Call (108)	USD	30,402	(ÿ)	276
Call (1)	USD	27,000	(ÿ)	41	Morgan Stanley Nov 2018 2,640.00
Cross Currency Options					Put (108)	USD	28,512	(ÿ)	258
(USD/KRW)					Morgan Stanley Nov 2018 2,700.00
BNP Paribas Mar 2019 1,160.00					Put (249)	USD	67,230	(ÿ)	1,037
Call (1)	USD	27,000	(ÿ)	376	Morgan Stanley Nov 2018 2,880.00
E-Mini S&P 500 Index					Put (27)	USD	7,776	(ÿ)	459
Morgan Stanley Dec 2018 2,700.00					Morgan Stanley Dec 2018 2,700.00
Put (270)	USD	36,450	(ÿ)	935	Put (135)	USD	36,450	(ÿ)	923
EURO STOXX 50 Index					Swaptions
Morgan Stanley Nov 2018 3,450.00					(Counterparty, Fund Receives/Fund
Call (540)	EUR	18,630	(ÿ)	3	Pays, Notional, Termination Date)
Morgan Stanley Mar 2019 3,600.00					(Bank of America, USD 3.117%/USD 3
Call (270)	EUR	9,720	(ÿ)	17	Month LIBOR, USD 7,927, 11/07/28)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 391

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
	or Shares		$			or Shares		$
Bank of America Nov 2018 3.12 Call				1.000% due 11/25/18		4,000		4,534
(1)	7,927	(ÿ)	2	French Treasury Bills
(Citigroup, USD 3.126%/USD 3 Month				(48.173)% due 01/09/19 (~)		6,000		6,806
LIBOR, USD 7,927, 11/27/28)				Getty Images, Inc. 1st Lien Term Loan B
Citigroup Nov 2018 3.13 Call (1)	7,927	(ÿ)	18	5.802% due 10/18/19 (~)(Ê)		4,583		4,525
(Citigroup, USD 3.191%/USD 3 Month
LIBOR, USD 17,618, 11/15/28)				Hughes Satellite Systems Corp.
Citigroup Nov 2018 3.19 Call (1)	17,618	(ÿ)	52	6.500% due 06/15/19		1,000		1,014
(Goldman Sachs, USD 3.105%/USD 3				Italy Buoni Ordinari del Tesoro
Month LIBOR, USD 79,168, 11/20/28)				(64.744)% due 12/14/18 (~)		4,200		4,759
Goldman Sachs Nov 2018 3.11 Call				Japan Treasury Bills
(1)	79,168	(ÿ)	112	Series 787
(Goldman Sachs, USD 3.169%/USD 3				(0.256)% due 01/15/19 (~)	JPY	625,000		5,542
Month LIBOR, USD 7,927, 12/04/28)
Goldman Sachs Call (1)	7,927	(ÿ)	32	Merrill Lynch & Co. , Inc.
(Citigroup, USD 3 Month LIBOR/USD				6.875% due 11/15/18		1,000		1,002
3.296%, USD 7,927, 11/27/28)				Mizuho International PLC
Citigroup Nov 2018 3.30 Put (1)	7,927	(ÿ)	24	2.473% due 12/14/18		4,000		3,988
Citigroup Nov 2018 3.37 Put (1)	17,618	(ÿ)	11	Morgan Stanley
United States 5 Year				3.337% due 01/24/19 (Ê)		600		601
Treasury Note Futures				Station Place Securitization Trust
Morgan Stanley Nov 2018 113.00 Call				Series 2017-6 Class A
(1,350)	152,550	(ÿ)	127	1.938% due 11/24/18 (Å)(ç)(Ê)(Š)		809		809
Morgan Stanley Nov 2018 113.75				Series 2018-1 Class A
Call (972)	110,565	(ÿ)	30	2.481% due 04/24/19 (Å)(Ê)(Š)		676		676
Morgan Stanley Nov 2018 111.00 Put				Series 2018-3 Class A
(270)	29,970	(ÿ)	4	2.882% due 07/24/19 (Å)(Ê)(Š)		532		527
Morgan Stanley Nov 2018 112.00 Put				Series 2018-5 Class A
(540)	60,480	(ÿ)	68	2.882% due 09/24/19 (Å)(Ê)(Š)		317		315
Morgan Stanley Nov 2018 112.50 Put				Sumitomo Mitsui Banking Corp.
(108)	135	(ÿ)	32	2.050% due 01/18/19		1,000		998
United States 10 Year
Treasury Note Futures				TEGNA, Inc.
Morgan Stanley Nov 2018 119.00				5.125% due 10/15/19		320		319
Call (540)	64,260	(ÿ)	143	U. S. Cash Management Fund(@)		156,540,534	(8)	156,541
Morgan Stanley Nov 2018 119.50				United Kingdom Gilt
Call (810)	96,795	(ÿ)	114	4.500% due 03/07/19		6,000		7,769
Morgan Stanley Nov 2018 121.50				United States Treasury Bills
Call (810)	98,415	(ÿ)	13	0.000% due 11/01/18 (ç)(~)		5,630		5,630
Morgan Stanley Nov 2018 116.50 Put				1.882% due 11/08/18 (~)		4,200		4,198
(338)	39,377	(ÿ)	16	1.834% due 11/08/18 (ç)(~)(§)		1,129		1,129
Morgan Stanley Nov 2018 119.50				2.022% due 11/15/18 (~)		3,000		2,998
Put (54)	6,453	(ÿ)	65	1.936% due 11/15/18 (ç)(~)(§)		1,883		1,882
Total Options Purchased				2.112% due 11/23/18 (~)		6,000		5,992
(cost $5,703)			7,258	2.042% due 11/23/18 (ç)(~)(§)		67		67
				2.099% due 12/06/18 (ç)(~)(§)		905		903

Short-Term Investments - 36.8%				2.174% due 12/11/18 (ç)(~)(§)		356		355
				2.120% due 12/13/18 (ç)(~)(§)		1,733		1,729
Bank of Nova Scotia (The)				2.155% due 12/18/18 (~)		3,000		2,992
Series BKNT				2.257% due 01/10/19 (~)		4,000		3,983
1.950% due 01/15/19	1,000		998
				2.245% due 01/10/19 (~)(§)		2,929		2,916
Belgium Treasury Certificates				2.277% due 01/17/19 (~)(§)		1,449		1,442
Series 12M
0.000% due 11/08/18 (~)	7,000		7,929	2.302% due 05/09/19 (~)(§)		49		49
BMW Finance NV				Wells Fargo & Co.
3.375% due 12/14/18 (~)	1,000		1,282	2.929% due 04/22/19 (Ê)		600		600
Commerzbank AG				Total Short-Term Investments
(30.939)% due 03/04/19 (~)	3,000		3,402	(cost $252,096)				251,201

France Government International Bond

See accompanying notes which are an integral part of the financial statements.

392 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Total Investments 99.9%
(identified cost $683,422)	680,928

Other Assets and Liabilities,
Net – 0.1%	949

Net Assets - 100.0%	681,877

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 393

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.6%
Bear Stearns Commercial Mortgage Securities Trust	08/24/17	135,000	100.24	135	121
Bellemeade Re, Ltd.	07/10/18	410,000	101.58	416	420
Commercial Mortgage Pass Through Certificates	06/22/17	195,000	86.19	168	175
Commercial Mortgage Trust	03/10/17	454,000	75.90	345	357
Credit Suisse Commercial Mortgage Trust	12/13/17	151,885	100.84	153	154
Freddie Mac Structured Agency Credit Risk	08/24/18	260,000	99.66	259	262
GS Mortgage Securities Corp. II	01/25/17	508,000	78.28	398	419
Harvey Gulf International Marine LLC	07/02/18	2,946	—	—	156
HGIM Corp.	07/02/18	659	—	—	35
JPMBB Commercial Mortgage Securities Trust	03/20/17	650,000	69.49	452	475
JPMBB Commercial Mortgage Securities Trust	09/26/18	295,000	76.92	227	225
JPMorgan Chase Commercial Mortgage Securities Trust	12/13/17	901,000	100.36	904	901
JPMorgan Chase Commercial Mortgage Securities Trust	06/14/18	500,000	72.02	360	365
loanDepot Station Place Agency Securitization Trust	11/29/17	694,000	100.00	694	692
Merrill Lynch Mortgage Trust	10/07/16	175,000	100.36	176	173
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17	289,000	75.20	217	234
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17	347,382	83.03	288	286
Morgan Stanley Bank of America Merrill Lynch Trust	05/02/18	614,000	79.18	486	489
Morgan Stanley Capital I Trust	08/21/17	384,000	87.48	336	334
Morgan Stanley Capital I Trust	05/08/18	245,000	85.29	209	210
Nationstar HECM Loan Trust	07/25/18	320,000	97.08	311	310
Oaktown Re, Ltd.	07/10/18	150,000	103.63	155	155
Oaktown Re, Ltd.	07/19/18	340,000	100.00	340	344
Station Place Securitization Trust	10/10/17	809,000	100.00	809	809
Station Place Securitization Trust	02/02/18	676,000	100.00	676	676
Station Place Securitization Trust	05/07/18	532,000	100.00	532	527
Station Place Securitization Trust	07/24/18	317,000	100.00	317	315
UBS Commercial Mortgage Trust	08/01/18	291,000	86.98	253	256
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	70.07	155	154
Wells Fargo Commercial Mortgage Trust	02/14/17	381,000	82.60	315	312
WFRBS Commercial Mortgage Trust	03/10/17	998,000	81.02	809	722
					11,063
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

394 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Acrisure LLC Term Loan B	USD 1 Month LIBOR	3.750
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan B	USD 1 Month LIBOR	4.750
AI Ladder (Luxembourg) Subco Sarl Term Loan	USD 3 Month LIBOR	4.500
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	2.750
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alternative Loan Trust	USD 1 Month LIBOR	0.330
Alternative Loan Trust	USD 1 Month LIBOR	0.190
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 1 Month LIBOR	0.190
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 2 Month LIBOR	3.750
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC Term Loan	USD 1 Month LIBOR	3.500
AppLovin Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 3 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC 1st Lien Term Loan B7	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bear Stearns Alt-A Trust	USD 1 Month LIBOR	0.320
Bellemeade Re, Ltd.	USD 1 Month LIBOR	4.250
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 2 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 395

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Citigroup Mortgage Loan Trust	USD 1 Month LIBOR	0.350
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 3 Month LIBOR	0.640
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.340
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CSC Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Deutsche ALT-A Securities, Inc. Alternate Loan Trust	USD 1 Month LIBOR	0.140
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	7.500
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of the financial statements.

396 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.800
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.650
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.400
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	12.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	10.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.450
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	11.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.700
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 2 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 397

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	6.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	7.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.900
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.850
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.550
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GGP, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.500
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.500
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.750
Ginnie Mae	USD 1 Month LIBOR	6.700
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Government National Mortgage Association	USD 1 Month LIBOR	6.550
Government National Mortgage Association	USD 1 Month LIBOR	6.100
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GSAA Home Equity Trust	USD 1 Month LIBOR	0.250
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

398 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
Harbor Freight Tools USA, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
HCP Acquisition LLC Term Loan	USD 1 Month LIBOR	3.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. Term Loan	USD 6 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HUB International , Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Hyland Software Inc. Term Loan 3	USD 1 Month LIBOR	3.250
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. Term Loan	USD 2 Month LIBOR	3.250
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IRB Holding Corp. 1st Lien Term Loan B	USD 2 Month LIBOR	3.250
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Alternative Loan Trust	USD 1 Month LIBOR	0.200
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
loanDepot Station Place Agency Securitization Trust	USD 1 Month LIBOR	0.800
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Morgan Stanley	USD 3 Month LIBOR	0.850
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	2.325
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 399

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
Oaktown Re, Ltd.	USD 1 Month LIBOR	4.000
Oaktown Re, Ltd.	USD 1 Month LIBOR	2.850
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Pearl Intermediate Parent LLC 1st Lien Delayed-Draw Term Loan	USD 3 Month LIBOR	1.000
Pearl Intermediate Parent LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Serta Simmons Bedding, LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

400 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Starfruit Finco BV Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.900
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.120
Structured Asset Mortgage Investments, Inc.	USD 1 Month LIBOR	0.210
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Telenet Financing USD LLC 1st Lien Term Loan AN	USD 1 Month LIBOR	2.250
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tenneco, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm Group, Inc. 1st Lien Term Loan G	USD 1 Month LIBOR	2.500
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
UFC Holdings LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
Unitymedia Hessen GMBH & C0 KG 1st Lien Term Loan E	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. Term Loan	USD 1 Month LIBOR	4.500
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.350
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.800

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 401

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	0.460
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	247	AUD	31,965	12/18	(54)
Canada 10 Year Government Bond Futures	428	CAD	56,560	12/18	(573)
NASDAQ 100 E-Mini Index Futures	41	USD	5,720	12/18	93
Russell 2000 E-Mini Index Futures	108	USD	8,164	12/18	(300)
United States 10 Year Treasury Note Futures	735	USD	87,051	12/18	(1,240)
Short Positions
Euro-Bund Futures	340	EUR	54,489	12/18	99
Euro-Schatz Futures	270	EUR	30,233	12/18	(67)
Long Gilt Futures	445	GBP	54,472	12/18	(212)
United States 10 Year Treasury Note Futures	81	USD	9,593	12/18	20
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,234)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (KRW/USD)	BNP Paribas	Put	1	1,080.00	USD	8,100	03/14/19	(32)
Cross Currency Options (USD/EUR)	BNP Paribas	Put	1	1.13	EUR	18,900	10/01/19	(210)
Cross Currency Options (USD/GBP)	Morgan Stanley	Put	1	1.15	GBP	21,600	04/25/19	(130)
Cross Currency Options (USD/KRW)	BNP Paribas	Call	1	1,195.00	USD	27,000	03/14/19	(212)
E-Mini S&P 500 Index Futures	Morgan Stanley	Put	270	2,575.00	USD	34,763	12/21/18	(459)
Euro-Schatz Futures	Morgan Stanley	Call	1	112.20	EUR	81,000	11/23/18	(12)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.54	USD	9,000	11/06/18	—
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.72	USD	9,000	11/06/18	—
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.91	USD	9,000	11/06/18	—
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.36	USD	9,000	12/06/18	(13)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.51	USD	9,000	12/06/18	(11)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.67	USD	9,000	12/06/18	(8)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.70	USD	9,000	12/06/18	(8)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.85	USD	9,000	12/06/18	(6)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.01	USD	9,000	12/06/18	(5)
Fannie Mae Bonds	JPMorgan Chase	Put	1	91.78	USD	8,000	11/06/18	(39)

See accompanying notes which are an integral part of the financial statements.

402 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	95.68	USD	34,000	11/06/18	(374)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.37	USD	24,000	11/06/18	(75)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.37	USD	24,000	11/06/18	(248)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.47	USD	9,000	02/06/19	(43)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.63	USD	9,000	02/06/19	(48)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.78	USD	9,000	02/06/19	(53)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.95	USD	9,000	02/06/19	(60)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.11	USD	9,000	02/06/19	(66)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.27	USD	9,000	02/06/19	(73)
Russell 2000 Index	Morgan Stanley	Put	40	1,475.00	USD	5,900	11/16/18	(80)
Russell 2000 Index	Morgan Stanley	Put	41	1,560.00	USD	6,396	11/16/18	(251)
S&P 500 Index	Morgan Stanley	Call	216	2,915.00	USD	62,964	12/21/18	(124)
S&P 500 Index	Morgan Stanley	Put	216	2,600.00	USD	56,160	12/21/18	(835)
S&P 500 Index	Morgan Stanley	Put	34	2,650.00	USD	9,010	12/21/18	(175)
S&P 500 Index	Morgan Stanley	Put	135	2,600.00	USD	35,100	01/18/19	(703)
S&P 500 Index	Morgan Stanley	Put	135	2,625.00	USD	35,438	01/18/19	(788)
S&P 500 Index	Morgan Stanley	Put	108	2,650.00	USD	28,620	01/18/19	(707)

Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 3.204%/USD
3 Month LIBOR, USD 3,963,
11/07/28)	Bank of America	Call	1	0.00		3,963	11/05/18	(7)
(Citigroup, USD 3.211%/USD 3 Month
LIBOR, USD 3,963, 11/27/28)	Citigroup	Call	1	0.00		3,963	11/23/18	(19)
(Citigroup, USD 3.283%/USD 3 Month
LIBOR, USD 8,809, 11/15/28)	Citigroup	Call	1	0.00		8,809	11/13/18	(63)
(Goldman Sachs, USD 3.191%/USD
3 Month LIBOR, USD 39,584,
11/20/28)	Goldman Sachs	Call	1	0.00		39,584	11/16/18	(139)
(Goldman Sachs, USD 3.229%/USD
3 Month LIBOR, USD 3,963,
12/04/28)	Goldman Sachs	Call	1	0.00		3,963	11/30/18	(24)
(Citigroup, USD 3 Month LIBOR/USD
3.211%, USD 3,963, 11/27/28)	Citigroup	Put	1	0.00		3,963	11/23/18	(24)
(Citigroup, USD 3 Month LIBOR/USD
3.283%, USD 8,809, 11/15/28)	Citigroup	Put	1	0.00		8,809	11/13/18	(19)
(Goldman Sachs, USD 3 Month LIBOR/
USD 3.379%, USD 3,963,
12/04/28)	Goldman Sachs	Put	1	0.00		3,963	11/30/18	(7)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	405	112.50	USD	30,375	11/23/18	(95)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	324	112.75	USD	36,531	11/23/18	(51)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	135	113.25	USD	15,289	11/23/18	(8)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	540	111.50	USD	60,210	11/23/18	(21)
United States 10 Year Treasury Note
Futures	Morgan Stanley	Call	270	118.00	USD	31,860	11/23/18	(198)
United States 10 Year Treasury Note
Futures	Morgan Stanley	Call	338	118.50	USD	40,053	11/23/18	(153)
United States 10 Year Treasury Note
Futures	Morgan Stanley	Put	270	117.50	USD	31,725	11/23/18	(42)
United States 10 Year Treasury Note
Futures	Morgan Stanley	Put	135	118.00	USD	15,930	11/23/18	(40)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 403

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
United States 10 Year Treasury Note
Futures	Morgan Stanley	Put	135	118.50	USD	15,998	11/23/18	(70)
Total Liability for Options Written (premiums received $5,350)								(6,828)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	SEK	94,156	USD	10,615	11/26/18	307
BNP Paribas	USD	990	EUR	856	11/15/18	(20)
BNP Paribas	USD	3,900	EUR	3,370	11/15/18	(79)
BNP Paribas	AUD	5,400	USD	3,810	11/06/18	(14)
BNP Paribas	EUR	4,000	USD	4,589	11/15/18	54
BNP Paribas	EUR	5,300	USD	6,153	11/15/18	144
BNP Paribas	JPY	345,000	EUR	2,659	11/15/18	(91)
Brown Brothers Harriman	USD	6,300	EUR	5,424	11/26/18	(146)
Commonwealth Bank of Australia	NOK	85,926	USD	10,576	11/26/18	373
Credit Agricole	EUR	4,900	USD	5,651	11/15/18	95
Credit Agricole	EUR	30,000	USD	34,677	11/15/18	663
Credit Agricole	JPY	290,000	USD	2,555	11/15/18	(17)
Credit Agricole	JPY	650,000	USD	5,752	01/15/19	(47)
Credit Agricole	TRY	320	USD	52	11/06/18	(5)
Goldman Sachs	ZAR	250	USD	17	11/06/18	—
Morgan Stanley	USD	7,033	JPY	800,000	11/15/18	63
Royal Bank of Canada	USD	10,491	JPY	1,173,168	11/26/18	(76)
Societe Generale	USD	3,821	AUD	5,400	11/06/18	3
Societe Generale	USD	3,567	GBP	2,700	11/15/18	(113)
Societe Generale	USD	2,654	JPY	300,000	11/15/18	7
Societe Generale	EUR	3,300	USD	3,824	11/15/18	83
Societe Generale	GBP	3,650	EUR	4,099	11/15/18	(40)
Societe Generale	GBP	2,700	USD	3,557	11/15/18	104
Standard Chartered	USD	6,310	CAD	8,184	11/26/18	(90)
State Street	USD	8,466	NZD	12,840	11/26/18	(85)
State Street	ILS	37,965	USD	10,457	11/26/18	231
Westpac	AUD	2,940	USD	2,099	11/26/18	17
Westpac	CHF	8,276	USD	8,390	11/26/18	155
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,476

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Credit Suisse	USD	8,904	1 Month LIBOR(1)	01/12/45	—	(14)	(14)
Markit IOS Index	JPMorgan Chase	USD	2,858	1 Month LIBOR(1)	01/12/45	—	(5)	(5)
Markit IOS Index	JPMorgan Chase	USD	2,047	1 Month LIBOR(1)	01/12/45	—	(3)	(3)
Short
Markit IOS Index	Goldman Sachs	USD	1,018	1 Month LIBOR(1)	01/12/45	—	2	2
Markit IOS Index	Goldman Sachs	USD	2,858	1 Month LIBOR(1)	01/12/45	—	5	5

See accompanying notes which are an integral part of the financial statements.

404 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Markit IOS Index	Goldman Sachs	USD	9,933	1 Month LIBOR(1)	01/12/45	—	16	16
Total Open Total Return Swap Contracts (å)						—	1	1

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	139,972	Three Month LIBOR(2)	3.050%(3)	12/19/20	53	156	209
Barclays	USD	3,008	3.155%(3)	Three Month LIBOR(2)	10/15/23	—	4	4
Barclays	USD	6,680	Three Month LIBOR(2)	3.134%(3)	10/15/23	—	(3)	(3)
Barclays	USD	60,254	Three Month LIBOR(2)	3.100%(3)	12/19/23	121	27	148
Barclays	USD	2,642	2.936%(3)	Three Month LIBOR(2)	09/25/28	—	(63)	(63)
Barclays	USD	5,284	Three Month LIBOR(2)	3.026%(3)	09/25/28	—	84	84
Barclays	USD	5,072	Three Month LIBOR(2)	3.143%(3)	09/28/28	—	30	30
Barclays	USD	4,043	Three Month LIBOR(2)	3.122%(3)	10/02/28	—	32	32
Barclays	USD	2,443	3.134%(3)	Three Month LIBOR(2)	10/03/28	—	(17)	(17)
Barclays	USD	3,326	Three Month LIBOR(2)	3.125%(3)	10/04/28	—	25	25
Barclays	USD	4,447	Three Month LIBOR(2)	3.105%(3)	10/04/28	—	42	42
Barclays	USD	4,442	3.208%(3)	Three Month LIBOR(2)	10/05/28	—	(2)	(2)
Barclays	USD	6,506	3.135%(3)	Three Month LIBOR(2)	10/05/28	—	(44)	(44)
Barclays	USD	2,675	3.256%(3)	Three Month LIBOR(2)	10/09/28	—	10	10
Barclays	USD	3,963	2.970%(3)	Three Month LIBOR(2)	10/09/28	—	(84)	(84)
Barclays	USD	7,927	Three Month LIBOR(2)	3.050%(3)	10/09/28	—	113	113
Barclays	USD	1,078	3.258%(3)	Three Month LIBOR(2)	10/11/28	—	4	4
Barclays	USD	2,414	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	—	—
Barclays	USD	2,642	3.015%(3)	Three Month LIBOR(2)	10/16/28	—	(46)	(46)
Barclays	USD	3,722	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	—	—
Barclays	USD	5,284	Three Month LIBOR(2)	3.100%(3)	10/16/28	—	53	53
Barclays	USD	1,927	Three Month LIBOR(2)	3.197%(3)	10/17/28	—	3	3
Barclays	USD	1,787	3.222%(3)	Three Month LIBOR(2)	10/18/28	—	1	1
Barclays	USD	1,133	3.271%(3)	Three Month LIBOR(2)	10/22/28	—	5	5
Barclays	USD	1,873	3.264%(3)	Three Month LIBOR(2)	10/22/28	—	7	7
Barclays	USD	2,483	Three Month LIBOR(2)	3.259%(3)	10/24/28	—	(8)	(8)
Barclays	USD	1,987	3.210%(3)	Three Month LIBOR(2)	10/25/28	—	(2)	(2)
Barclays	USD	111	Three Month LIBOR(2)	3.167%(3)	10/30/28	—	1	1
Barclays	USD	6,662	3.160%(3)	Three Month LIBOR(2)	10/30/28	—	(35)	(35)
Barclays	USD	21,313	3.167%(3)	Three Month LIBOR(2)	11/01/28	—	(102)	(102)
Barclays	USD	38,171	Three Month LIBOR(2)	3.169%(3)	11/01/28	—	179	179
Barclays	USD	2,810	Three Month LIBOR(2)	3.216%(3)	11/02/28	—	—	—

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 405

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	227	Three Month LIBOR(2)	3.204%(3)	11/07/28	—	—	—
Barclays	USD	47,233	3.150%(3)	Three Month LIBOR(2)	12/19/28	(36)	(311)	(347)
Barclays	USD	1,279	3.200%(3)	Three Month LIBOR(2)	12/19/48	7	(31)	(24)
Total Open Interest Rate Swap Contracts (å)						145	28	173

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Bank of America	Sell	USD	366	5.000%(2)	05/11/63	(83)	(6)	(89)
CMBX NA Index	Bank of America	Sell	USD	291	3.000%(2)	05/11/63	(34)	(6)	(40)
CMBX NA Index	Bank of America	Sell	USD	2,450	3.000%(2)	05/11/63	(275)	(65)	(340)
CMBX NA Index	Bank of America	Purchase	USD	220	(3.000%)(2)	01/17/47	18	(4)	14
CMBX NA Index	Bank of America	Sell	USD	129	3.000%(2)	05/11/63	(15)	(3)	(18)
CMBX NA Index	Bank of America	Sell	USD	94	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Bank of America	Purchase	USD	499	(5.000%)(2)	09/17/58	78	(2)	76
CMBX NA Index	Barclays	Sell	USD	224	3.000%(2)	05/11/63	(24)	(7)	(31)
CMBX NA Index	Citigroup	Sell	USD	100	3.000%(2)	05/11/63	(11)	(3)	(14)
CMBX NA Index	Citigroup	Sell	USD	58	3.000%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Citigroup	Sell	USD	34	3.000%(2)	05/11/63	(3)	(2)	(5)
CMBX NA Index	Citigroup	Sell	USD	83	3.000%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Citigroup	Purchase	USD	195	(5.000%)(2)	01/17/47	25	3	28
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	09/17/58	52	(1)	51
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	09/17/58	52	(1)	51
CMBX NA Index	Citigroup	Sell	USD	101	3.000%(2)	05/11/63	(11)	(3)	(14)
CMBX NA Index	Citigroup	Sell	USD	67	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Citigroup	Purchase	USD	166	(5.000%)(2)	09/17/58	26	(1)	25
CMBX NA Index	Citigroup	Purchase	USD	118	(5.000%)(2)	09/17/58	19	(1)	18
CMBX NA Index	Citigroup	Sell	USD	245	3.000%(2)	05/11/63	(27)	(7)	(34)
CMBX NA Index	Citigroup	Sell	USD	200	3.000%(2)	05/11/63	(23)	(5)	(28)
CMBX NA Index	Citigroup	Sell	USD	334	5.000%(2)	01/17/47	(43)	(6)	(49)
CMBX NA Index	Citigroup	Purchase	USD	334	(5.000%)(2)	09/17/58	52	(1)	51
CMBX NA Index	Citigroup	Sell	USD	151	3.000%(2)	05/11/63	(17)	(4)	(21)
CMBX NA Index	Citigroup	Sell	USD	174	3.000%(2)	05/11/63	(19)	(5)	(24)
CMBX NA Index	Citigroup	Purchase	USD	7	(2.000%)(2)	05/11/63	—	—	—
CMBX NA Index	Credit Suisse	Sell	USD	74	3.000%(2)	05/11/63	(7)	(3)	(10)
CMBX NA Index	Credit Suisse	Sell	USD	863	3.000%(2)	05/11/63	(94)	(26)	(120)

See accompanying notes which are an integral part of the financial statements.

406 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Credit Suisse	Sell	USD	900	5.000%(2)	05/11/63	(169)	(51)	(220)
CMBX NA Index	Credit Suisse	Purchase	USD	218	(5.000%)(2)	09/17/58	33	—	33
CMBX NA Index	Credit Suisse	Sell	USD	154	3.000%(2)	05/11/63	(17)	(4)	(21)
CMBX NA Index	Credit Suisse	Purchase	USD	130	(5.000%)(2)	09/17/58	20	(1)	19
CMBX NA Index	Credit Suisse	Purchase	USD	133	(5.000%)(2)	09/17/58	21	(1)	20
CMBX NA Index	Credit Suisse	Purchase	USD	133	(5.000%)(2)	09/17/58	21	(1)	20
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	05/11/63	(16)	—	(16)
CMBX NA Index	Credit Suisse	Purchase	USD	515	(5.000%)(2)	09/17/58	82	(4)	78
CMBX NA Index	Credit Suisse	Sell	USD	86	3.000%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Credit Suisse	Sell	USD	36	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Credit Suisse	Sell	USD	70	3.000%(2)	05/11/63	(7)	(3)	(10)
CMBX NA Index	Credit Suisse	Sell	USD	524	3.000%(2)	05/11/63	(62)	(10)	(72)
CMBX NA Index	Credit Suisse	Purchase	USD	1,112	(5.000%)(2)	01/17/47	184	(22)	162
CMBX NA Index	Credit Suisse	Sell	USD	319	3.000%(2)	05/11/63	(36)	(8)	(44)
CMBX NA Index	Credit Suisse	Sell	USD	140	3.000%(2)	05/11/63	(20)	—	(20)
CMBX NA Index	Credit Suisse	Sell	USD	109	3.000%(2)	05/11/63	(10)	(5)	(15)
CMBX NA Index	Credit Suisse	Purchase	USD	1,029	(3.000%)(2)	01/17/47	81	(17)	64
CMBX NA Index	Credit Suisse	Sell	USD	19	3.000%(2)	05/11/63	(4)	1	(3)
CMBX NA Index	Credit Suisse	Sell	USD	217	3.000%(2)	05/11/63	(33)	3	(30)
CMBX NA Index	Credit Suisse	Sell	USD	64	3.000%(2)	05/11/63	(10)	1	(9)
CMBX NA Index	Credit Suisse	Sell	USD	205	3.000%(2)	05/11/63	(23)	(6)	(29)
CMBX NA Index	Credit Suisse	Sell	USD	33	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Credit Suisse	Sell	USD	196	3.000%(2)	05/11/63	(21)	(6)	(27)
CMBX NA Index	Credit Suisse	Sell	USD	160	3.000%(2)	05/11/63	(18)	(4)	(22)
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	05/11/63	(13)	(4)	(17)
CMBX NA Index	Goldman Sachs	Sell	USD	700	3.000%(2)	05/11/63	(34)	(63)	(97)
CMBX NA Index	Goldman Sachs	Sell	USD	18	3.000%(2)	01/17/47	(1)	—	(1)
CMBX NA Index	Goldman Sachs	Purchase	USD	430	(5.000%)(2)	01/17/47	70	(7)	63
CMBX NA Index	Goldman Sachs	Sell	USD	49	3.000%(2)	01/17/47	(4)	1	(3)
CMBX NA Index	Goldman Sachs	Sell	USD	3,159	3.000%(2)	05/11/63	(265)	(173)	(438)
CMBX NA Index	Goldman Sachs	Sell	USD	500	3.000%(2)	05/11/63	(45)	(24)	(69)
CMBX NA Index	Goldman Sachs	Purchase	USD	74	(5.000%)(2)	09/17/58	12	(1)	11
CMBX NA Index	Goldman Sachs	Sell	USD	378	3.000%(2)	05/11/63	(31)	(21)	(52)
CMBX NA Index	Goldman Sachs	Sell	USD	73	3.000%(2)	05/11/63	(11)	1	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	3,500	3.000%(2)	05/11/63	(447)	(38)	(485)
CMBX NA Index	Goldman Sachs	Sell	USD	9,000	3.000%(2)	05/11/63	(1,471)	224	(1,247)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(33)	(9)	(42)
CMBX NA Index	Goldman Sachs	Sell	USD	304	3.000%(2)	05/11/63	(50)	8	(42)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(20)	(21)	(41)
CMBX NA Index	Goldman Sachs	Sell	USD	255	3.000%(2)	05/11/63	(21)	(14)	(35)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 407

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Goldman Sachs	Sell	USD	222	3.000%(2)	05/11/63	(26)	(5)	(31)
CMBX NA Index	Goldman Sachs	Sell	USD	69	3.000%(2)	01/17/47	(8)	4	(4)
CMBX NA Index	Goldman Sachs	Sell	USD	3,935	3.000%(2)	01/17/47	(290)	45	(245)
CMBX NA Index	Goldman Sachs	Sell	USD	146	3.000%(2)	05/11/63	(14)	(6)	(20)
CMBX NA Index	Goldman Sachs	Purchase	USD	54	(5.000%)(2)	01/17/47	9	(1)	8
CMBX NA Index	Goldman Sachs	Sell	USD	71	3.000%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	61	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Goldman Sachs	Purchase	USD	37	(5.000%)(2)	09/17/58	6	—	6
CMBX NA Index	Goldman Sachs	Sell	USD	63	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Goldman Sachs	Sell	USD	150	3.000%(2)	05/11/63	(16)	(5)	(21)
CMBX NA Index	Goldman Sachs	Sell	USD	76	3.000%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Goldman Sachs	Sell	USD	58	3.000%(2)	05/11/63	(9)	1	(8)
CMBX NA Index	Goldman Sachs	Sell	USD	50	3.000%(2)	05/11/63	(4)	(3)	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	90	3.000%(2)	05/11/63	(7)	(5)	(12)
CMBX NA Index	Goldman Sachs	Purchase	USD	40	(5.000%)(2)	09/17/58	6	—	6
CMBX NA Index	Goldman Sachs	Sell	USD	88	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Goldman Sachs	Sell	USD	84	3.000%(2)	05/11/63	(13)	1	(12)
CMBX NA Index	Goldman Sachs	Sell	USD	149	3.000%(2)	05/11/63	(12)	(9)	(21)
CMBX NA Index	Goldman Sachs	Purchase	USD	240	(5.000%)(2)	01/17/47	44	(9)	35
CMBX NA Index	Goldman Sachs	Sell	USD	13,200	3.000%(2)	05/11/63	(1,748)	(81)	(1,829)
CMBX NA Index	Goldman Sachs	Sell	USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Goldman Sachs	Sell	USD	91	3.000%(2)	05/11/63	(13)	—	(13)
CMBX NA Index	Goldman Sachs	Sell	USD	145	3.000%(2)	05/11/63	(16)	(4)	(20)
CMBX NA Index	JPMorgan Chase	Sell	USD	670	3.000%(2)	05/11/63	(99)	6	(93)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(16)	(5)	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	401	3.000%(2)	05/11/63	(47)	(8)	(55)
CMBX NA Index	JPMorgan Chase	Sell	USD	104	3.000%(2)	05/11/63	(15)	1	(14)
CMBX NA Index	JPMorgan Chase	Sell	USD	80	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(17)	(4)	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	152	3.000%(2)	05/11/63	(16)	(5)	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	397	3.000%(2)	05/11/63	(60)	5	(55)
CMBX NA Index	JPMorgan Chase	Sell	USD	98	3.000%(2)	05/11/63	(12)	(2)	(14)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(24)	5	(19)
CMBX NA Index	JPMorgan Chase	Sell	USD	102	3.000%(2)	05/11/63	(11)	(3)	(14)
CMBX NA Index	JPMorgan Chase	Sell	USD	151	3.000%(2)	05/11/63	(18)	(3)	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	82	3.000%(2)	05/11/63	(8)	(3)	(11)
CMBX NA Index	JPMorgan Chase	Sell	USD	110	3.000%(2)	05/11/63	(13)	(2)	(15)
CMBX NA Index	JPMorgan Chase	Sell	USD	201	5.000%(2)	05/11/63	(43)	(6)	(49)
CMBX NA Index	JPMorgan Chase	Sell	USD	366	3.000%(2)	05/11/63	(35)	(16)	(51)
CMBX NA Index	JPMorgan Chase	Sell	USD	12,180	3.000%(2)	05/11/63	(1,457)	(231)	(1,688)

See accompanying notes which are an integral part of the financial statements.

408 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell	USD	405	3.000%(2)	05/11/63	(50)	(6)	(56)
CMBX NA Index	JPMorgan Chase	Sell	USD	474	3.000%(2)	05/11/63	(52)	(13)	(65)
CMBX NA Index	JPMorgan Chase	Sell	USD	92	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	83	3.000%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(21)	—	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	164	3.000%(2)	05/11/63	(26)	3	(23)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	2,088	3.000%(2)	05/11/63	(375)	86	(289)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	2	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	123	3.000%(2)	05/11/63	(14)	(3)	(17)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	2	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	987	3.000%(2)	05/11/63	(146)	9	(137)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	534	3.000%(2)	05/11/63	(74)	—	(74)
CMBX NA Index	JPMorgan Chase	Sell	USD	149	3.000%(2)	05/11/63	(17)	(4)	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	183	5.000%(2)	05/11/63	(45)	—	(45)
CMBX NA Index	JPMorgan Chase	Sell	USD	196	3.000%(2)	05/11/63	(21)	(6)	(27)
CMBX NA Index	JPMorgan Chase	Purchase	USD	563	(5.000%)(2)	01/17/47	88	(6)	82
CMBX NA Index	JPMorgan Chase	Purchase	USD	519	(5.000%)(2)	01/17/47	84	(8)	76
CMBX NA Index	JPMorgan Chase	Purchase	USD	321	(5.000%)(2)	01/17/47	63	(16)	47
CMBX NA Index	JPMorgan Chase	Purchase	USD	240	(5.000%)(2)	01/17/47	44	(9)	35
CMBX NA Index	JPMorgan Chase	Sell	USD	186	3.000%(2)	05/11/63	(28)	2	(26)
CMBX NA Index	JPMorgan Chase	Purchase	USD	201	(5.000%)(2)	01/17/47	32	(3)	29
CMBX NA Index	JPMorgan Chase	Purchase	USD	183	(5.000%)(2)	01/17/47	36	(9)	27
CMBX NA Index	JPMorgan Chase	Purchase	USD	105	(3.000%)(2)	01/17/47	10	(3)	7
CMBX NA Index	JPMorgan Chase	Sell	USD	37	3.000%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	JPMorgan Chase	Sell	USD	43	3.000%(2)	05/11/63	(6)	—	(6)
CMBX NA Index	JPMorgan Chase	Sell	USD	57	3.000%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	JPMorgan Chase	Sell	USD	55	3.000%(2)	05/11/63	(5)	(3)	(8)
CMBX NA Index	JPMorgan Chase	Sell	USD	66	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	62	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	26	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	JPMorgan Chase	Sell	USD	28	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	JPMorgan Chase	Purchase	USD	11	(5.000%)(2)	09/17/58	2	—	2
CMBX NA Index	JPMorgan Chase	Sell	USD	18	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell	USD	18	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell	USD	24	3.000%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	JPMorgan Chase	Sell	USD	22	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	JPMorgan Chase	Purchase	USD	925	(5.000%)(2)	01/17/47	141	(6)	135
CMBX NA Index	JPMorgan Chase	Purchase	USD	366	(3.000%)(2)	01/17/47	22	1	23

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 409

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	JPMorgan Chase	Purchase	USD	235	(5.000%)(2)	01/17/47	47	(13)	34
CMBX NA Index	JPMorgan Chase	Purchase	USD	260	(3.000%)(2)	01/17/47	17	(1)	16
CMBX NA Index	JPMorgan Chase	Purchase	USD	106	(5.000%)(2)	09/17/58	17	(1)	16
CMBX NA Index	JPMorgan Chase	Purchase	USD	148	(5.000%)(2)	01/17/47	22	—	22
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(24)	5	(19)
CMBX NA Index	JPMorgan Chase	Purchase	USD	125	(5.000%)(2)	01/17/47	17	1	18
CMBX NA Index	JPMorgan Chase	Sell	USD	81	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	JPMorgan Chase	Purchase	USD	53	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	JPMorgan Chase	Sell	USD	326	3.000%(2)	05/11/63	(37)	(8)	(45)
CMBX NA Index	JPMorgan Chase	Sell	USD	195	3.000%(2)	05/11/63	(31)	4	(27)
CMBX NA Index	JPMorgan Chase	Purchase	USD	190	(3.000%)(2)	01/17/47	14	(2)	12
CMBX NA Index	JPMorgan Chase	Purchase	USD	71	(5.000%)(2)	09/17/58	10	1	11
CMBX NA Index	Merrill Lynch	Purchase	USD	761	(5.000%)(2)	01/17/47	133	(22)	111
CMBX NA Index	Merrill Lynch	Sell	USD	21	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Merrill Lynch	Purchase	USD	167	(5.000%)(2)	09/17/58	26	(1)	25
CMBX NA Index	Merrill Lynch	Purchase	USD	159	(5.000%)(2)	09/17/58	24	—	24
CMBX NA Index	Morgan Stanley	Sell	USD	11	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	16	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	7	2.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell	USD	61	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Morgan Stanley	Purchase	USD	54	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	Morgan Stanley	Sell	USD	28	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Morgan Stanley	Sell	USD	363	3.000%(2)	05/11/63	(44)	(6)	(50)
CMBX NA Index	Morgan Stanley	Sell	USD	127	3.000%(2)	05/11/63	(17)	(1)	(18)
CMBX NA Index	Morgan Stanley	Sell	USD	15	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	14	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	122	3.000%(2)	05/11/63	(15)	(2)	(17)
CMBX NA Index	Morgan Stanley	Sell	USD	179	5.000%(2)	05/11/63	(44)	—	(44)
CMBX NA Index	Morgan Stanley	Sell	USD	116	3.000%(2)	05/11/63	(14)	(2)	(16)
CMBX NA Index	Morgan Stanley	Sell	USD	24	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Morgan Stanley	Sell	USD	8	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	64	3.000%(2)	05/11/63	(6)	(3)	(9)
CMBX NA Index	Morgan Stanley	Sell	USD	1,960	3.000%(2)	05/11/63	(292)	20	(272)
CMBX NA Index	Morgan Stanley	Sell	USD	113	3.000%(2)	05/11/63	(13)	(2)	(15)
CMBX NA Index	Morgan Stanley	Sell	USD	148	3.000%(2)	05/11/63	(17)	(4)	(21)
CMBX NA Index	Morgan Stanley	Purchase	USD	579	(5.000%)(2)	01/17/47	117	(33)	84
CMBX NA Index	Morgan Stanley	Purchase	USD	188	(3.000%)(2)	01/17/47	12	—	12
CMBX NA Index	Morgan Stanley	Purchase	USD	77	(5.000%)(2)	09/17/58	12	—	12
CMBX NA Index	Morgan Stanley	Purchase	USD	358	(5.000%)(2)	01/17/47	72	(20)	52
CMBX NA Index	Morgan Stanley	Purchase	USD	360	(5.000%)(2)	01/17/47	69	(17)	52

See accompanying notes which are an integral part of the financial statements.

410 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amoun		Fixed Rate	Date	$	$	$
CMBX NA Index	Morgan Stanley	Purchase	USD	90	(5.000%)(2)	09/17/58	14	—	14
CMBX NA Index	Morgan Stanley	Sell	USD	94	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Morgan Stanley	Sell	USD	358	5.000%(2)	05/11/63	(88)	1	(87)
CMBX NA Index	Morgan Stanley	Sell	USD	111	3.000%(2)	05/11/63	(10)	(5)	(15)
CMBX NA Index	Morgan Stanley	Sell	USD	360	5.000%(2)	05/11/63	(87)	(1)	(88)
CMBX NA Index	Morgan Stanley	Purchase	USD	105	(5.000%)(2)	09/17/58	16	—	16
CMBX NA Index	Morgan Stanley	Sell	USD	26	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell	USD	84	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Morgan Stanley	Purchase	USD	112	(5.000%)(2)	09/17/58	15	2	17
CMBX NA Index	Morgan Stanley	Sell	USD	36	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell	USD	57	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Morgan Stanley	Purchase	USD	116	(5.000%)(2)	09/17/58	16	2	18
CMBX NA Index	Morgan Stanley	Sell	USD	81	3.000%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	Morgan Stanley	Purchase	USD	115	(5.000%)(2)	09/17/58	16	2	18
CMBX NA Index	Morgan Stanley	Purchase	USD	54	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	Morgan Stanley	Purchase	USD	1,162	(5.000%)(2)	01/17/47	197	(27)	170
Total Open Credit Indices Contracts (å)							(7,230)	(949)	(8,179)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$2,332	$310	$—	$2,642	0.4
Corporate Bonds and Notes	—	137,561	—	—	137,561	20.2
International Debt	—	39,534	749	—	40,283	5.9
Loan Agreements	—	129,566	—	—	129,566	19.0
Mortgage-Backed Securities	—	110,805	1,421	—	112,226	16.5
Common Stocks	—	191	—	—	191	—*
Options Purchased	6,201	1,057	—	—	7,258	1.1
Short-Term Investments	—	92,333	2,327	156,541	251,201	36.8
Total Investments	6,201	513,379	4,807	156,541	680,928	99.9
Other Assets and Liabilities, Net						0.1
						100.0

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 411

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	212	—	—	—	212	—*
Foreign Currency Exchange Contracts	—	2,299	—	—	2,299	0.3
Total Return Swap Contracts	—	23	—	—	23	—*
Interest Rate Swap Contracts	—	950	—	—	950	0.1
Credit Default Swap Contracts	—	2,080	—	—	2,080	0.3

Liabilities
Futures Contracts	(2,446)	—	—	—	(2,446)	(0.4)
Options Written	(5,940)	(888)	—	—	(6,828)	(1.0)
Foreign Currency Exchange Contracts	—	(823)	—	—	(823)	(0.1)
Total Return Swap Contracts	—	(22)	—	—	(22)	(—)*
Interest Rate Swap Contracts	—	(777)	—	—	(777)	(0.1)
Credit Default Swap Contracts	—	(10,259)	—	—	(10,259)	(1.5)
Total Other Financial Instruments**	$(8,174)	$(7,417)	$—	$—	$(15,591)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	1,352
Belgium	7,929
Bermuda	4,307
Canada	13,819
Cayman Islands	4,484
France	13,349
Germany	1,557
Ireland	3,623
Isle of Man	280
Italy	4,759
Japan	6,540
Jersey	1,472

See accompanying notes which are an integral part of the financial statements.

412 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Luxembourg	5,281
Marshall Islands	694
Netherlands	2,382
United Kingdom	11,569
United States	597,531
Total Investments	680,928

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 413

Russell Investment Company
Unconstrained Total Return Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$5,179	$—	$806	$1,273
Unrealized appreciation on foreign currency exchange contracts	—	—	2,299	—
Variation margin on futures contracts**	93	—	—	119
Total return swap contracts, at fair value	23	—	—	—
Interest rate swap contracts, at fair value	—	—	—	950
Credit default swap contracts, at fair value	—	2,080	—	—
Total	$5,295	$2,080	$3,105	$2,342

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$300	$—	$—	$2,146
Unrealized depreciation on foreign currency exchange contracts	—	—	823	—
Options written, at fair value	4,122	—	584	2,122
Total return swap contracts, at fair value	22	—	—	—
Interest rate swap contracts, at fair value	—	—	—	777
Credit default swap contracts, at fair value	—	10,259	—	—
Total	$4,444	$10,259	$1,407	$5,045
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(3,791)	$—	$(2,159)	$(8,347)
Futures contracts	1,971	—	—	(3,768)
Options written	5,846	—	2,710	4,580
Interest rate swap contracts	—	—	—	1,601
Credit default swap contracts	—	1,676	—	—
Foreign currency exchange contracts	—	—	3,382	—
Total	$4,026	$1,676	$3,933	$(5,934)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$2,645	$—	$237	$(289)
Futures contracts	33	—	—	(2,343)
Options written	(1,264)	—	(852)	(624)
Total return swap contracts	—	—	—	2
Interest rate swap contracts	—	—	—	65
Credit default swap contracts	—	1,283	—	—
Foreign currency exchange contracts	—	—	628	—
Total	$1,414	$1,283	$13	$(3,189)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

414 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$7,258	$—	$7,258
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,299	—	2,299
Total Return Swap Contracts	Total return swap contracts, at fair value	23	—	23
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	950	—	950
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2,080	—	2,080
Total Financial and Derivative Assets		12,610	—	12,610
Financial and Derivative Assets not subject to a netting agreement		(6,739)	—	(6,739)
Total Financial and Derivative Assets subject to a netting agreement		$5,871	$—	$5,871

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$90	$90	$—	$—
Bank of Montreal	307	—	—	307
BNP Paribas	735	658	—	77
Citigroup	331	331	—	—
Commonwealth Bank of Australia	373	—	—	373
Credit Agricole	757	67	—	690
Credit Suisse	396	396	—	—
Goldman Sachs	297	296	—	1
JPMorgan Chase	1,047	1,006	—	41
Merrill Lynch	160	—	—	160
Morgan Stanley	777	624	153	—
Societe Generale	198	154	—	44
State Street	231	85	—	146
Westpac	172	—	—	172
Total	$5,871	$3,707	$153	$2,011

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 415

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$823	$—	$823
Options Written Contracts	Options written, at fair value	6,828	—	6,828
Total Return Swap Contracts	Total return swap contracts, at fair value	22	—	22
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	777	—	777
Credit Default Swap Contracts	Credit default swap contracts, at fair value	10,259	—	10,259
Total Financial and Derivative Liabilities		18,709	—	18,709
Financial and Derivative Liabilities not subject to a netting agreement		(5,576)	—	(5,576)
Total Financial and Derivative Liabilities subject to a netting agreement		$13,133	$—	$13,133

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$500	$90	$—	$410
Barclays	128	—	128	—
BNP Paribas	658	658	—	—
Brown Brothers Harriman	146	—	—	146
Citigroup	351	331	—	20
Credit Agricole	67	67	—	—
Credit Suisse	720	396	309	15
Goldman Sachs	4,929	296	4,633	—
JPMorgan Chase	4,354	1,006	3,168	180
Merrill Lynch	3	—	—	3
Morgan Stanley	872	624	248	—
Royal Bank of Canada	76	—	—	76
Societe Generale	154	154	—	—
Standard Chartered	90	—	—	90
State Street	85	85	—	—
Total	$13,133	$3,707	$8,486	$940

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

416 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$683,422
Investments, at fair value(>)	680,928
Cash	5,297
Foreign currency holdings(^)	6,142
Unrealized appreciation on foreign currency exchange contracts	2,299
Receivables:
Dividends and interest	3,951
Dividends from affiliated funds	318
Investments sold	25,612
Fund shares sold	301
From broker(a)(b)(c)	22,387
Variation margin on futures contracts	8,609
Total return swap contracts, at fair value(8)	23
Interest rate swap contracts, at fair value(•)	950
Credit default swap contracts, at fair value(+)	2,080
Total assets	758,897

Liabilities
Payables:
Due to broker (d)(e)	918
Investments purchased	53,288
Fund shares redeemed	1,189
Accrued fees to affiliates	456
Other accrued expenses	137
Variation margin on futures contracts	2,240
Unfunded loan commitment	83
Unrealized depreciation on foreign currency exchange contracts	823
Options written, at fair value(x)	6,828
Total return swap contracts, at fair value(8)	22
Interest rate swap contracts, at fair value(•)	777
Credit default swap contracts, at fair value(+)	10,259
Total liabilities	77,020

Net Assets	$681,877

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 417

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$229
Shares of beneficial interest	686
Additional paid-in capital	680,962
Net Assets	$681,877

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.93
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.32
Class A — Net assets	$461,611
Class A — Shares outstanding ($. 01 par value)	46,484
Net asset value per share: Class C(#)	$9.91
Class C — Net assets	$151,067
Class C — Shares outstanding ($. 01 par value)	15,251
Net asset value per share: Class M(#)	$9.94
Class M — Net assets	$22,231,430
Class M — Shares outstanding ($. 01 par value)	2,237,140
Net asset value per share: Class S(#)	$9.94
Class S — Net assets	$264,717,601
Class S — Shares outstanding ($. 01 par value)	26,631,421
Net asset value per share: Class Y(#)	$9.95
Class Y — Net assets	$394,315,500
Class Y — Shares outstanding ($. 01 par value)	39,640,327
Amounts in thousands
(^) Foreign currency holdings - cost	$6,134
(x) Premiums received on options written	$5,350
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$145
(+) Credit default swap contracts - premiums paid (received)	$(7,230)
(>) Investments in affiliates, U. S. Cash Management Fund	$156,541

(a) Receivable from Broker for Futures	$300
(b) Receivable from Broker for Forwards	$80
(c) Receivable from Broker for Options	$22,007
(d) Due to Broker for Swaps	$58
(e) Due to Broker for Options	$860
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

418 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends from affiliated funds	$3,469
Interest	23,737
Total investment income	27,206
Expenses
Advisory fees	7,107
Administrative fees	341
Custodian fees	519
Distribution fees - Class A	1
Distribution fees - Class C	2
Transfer agent fees - Class A	1
Transfer agent fees - Class C	—**
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	45
Transfer agent fees - Class S	524
Transfer agent fees - Class Y	19
Professional fees	111
Registration fees	99
Shareholder servicing fees - Class C	1
Shareholder servicing fees - Class E	—**
Trustees’ fees	24
Printing fees	71
Miscellaneous	37
Expenses before reductions	8,902
Expense reductions	(3,216)
Net expenses	5,686
Net investment income (loss)	21,520
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(13,927)
Investments in affiliated funds	(11)
Futures contracts	(1,797)
Options written	13,136
Foreign currency exchange contracts	3,382
Total return swap contracts	—**
Interest rate swap contracts	1,601
Credit default swap contracts	1,676
Foreign currency-related transactions	(101)
Net realized gain (loss)	3,959
Net change in unrealized appreciation (depreciation) on:
Investments	(4,268)
Investments in affiliated funds	(4)
Futures contracts	(2,310)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 419

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Options written	(2,740)
Foreign currency exchange contracts	628
Total return swap contracts	2
Interest rate swap contracts	65
Credit default swap contracts	1,283
Foreign currency-related transactions	(11)
Net change in unrealized appreciation (depreciation)	(7,355)
Net realized and unrealized gain (loss)	(3,396)
Net Increase (Decrease) in Net Assets from Operations	$18,124

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

420 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,520	$10,084
Net realized gain (loss)	3,959	999
Net change in unrealized appreciation (depreciation)	(7,355)	1,956
Net increase (decrease) in net assets from operations	18,124	13,039

Distributions (i)
To shareholders
Class A	(8)	(3)
Class C	(4)	(3)
Class E(1)	(—)**	(2)
Class M(2)	(634)	(70)
Class S	(7,139)	(2,136)
Class Y	(12,341)	(9,498)
Net decrease in net assets from distributions	(20,126)	(11,712)

Share Transactions*
Net increase (decrease) in net assets from share transactions	21,565	416,990
Total Net Increase (Decrease) in Net Assets	19,563	418,317

Net Assets
Beginning of period	662,314	243,997
End of period (ii)	$681,877	$662,314

**     Less than $500.
(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, M, S and Y were $2, $2, $2, $70, $2,135 and
$8,246, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, S and Y were $1, $1, $1 and $1,252, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $420. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 421

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	32	$314	15	$147
Proceeds from reinvestment of distributions	— **	4	— **	3
Payments for shares redeemed	(11)	(106)	—	—
Net increase (decrease)	21	212	15	150
Class C
Proceeds from shares sold	1	8	27	267
Proceeds from reinvestment of distributions	— **	4	— **	3
Payments for shares redeemed	(15)	(153)	(8)	(77)
Net increase (decrease)	(14)	(141)	19	193
Class E(1)
Proceeds from reinvestment of distributions	—	—	— **	3
Payments for shares redeemed	(10)	(102)	—	—
Net increase (decrease)	(10)	(102)	— **	3
Class M(2)
Proceeds from shares sold	929	9,244	1,991	19,818
Proceeds from reinvestment of distributions	64	634	7	70
Payments for shares redeemed	(702)	(6,992)	(52)	(516)
Net increase (decrease)	291	2,886	1,946	19,372
Class S
Proceeds from shares sold	7,816	77,866	28,480	281,617
Proceeds from reinvestment of distributions	714	7,116	214	2,131
Payments for shares redeemed	(6,460)	(64,409)	(4,153)	(41,352)
Net increase (decrease)	2,070	20,573	24,541	242,396
Class Y
Proceeds from shares sold	9,133	91,307	20,198	200,745
Proceeds from reinvestment of distributions	1,239	12,342	957	9,498
Payments for shares redeemed	(10,579)	(105,512)	(5,568)	(55,367)
Net increase (decrease)	(207)	(1,863)	15,587	154,876
Total increase (decrease)	2,151	$21,565	42,108	$416,990

**     Less than $500.
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).
(2) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

422 Unconstrained Total Return Fund

(This page intentionally left blank)

Russell Investment Company
Unconstrained Total Return Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	9.96	. 26	(. 04)	. 22	(. 24)	(. 01)
October 31, 2017	10.04	. 19	(. 01)	. 18	(. 21)	(. 05)
October 31, 2016(6)	10.00	. 02	. 02	. 04	—	—

Class C
October 31, 2018	9.94	. 20	(. 05)	. 15	(. 17)	(. 01)
October 31, 2017	10.03	. 10	. 02	. 12	(. 16)	(. 05)
October 31, 2016(6)	10.00	. 01	. 02	. 03	—	—

Class M
October 31, 2018	9.96	. 30	(. 04)	. 26	(. 27)	(. 01)
October 31, 2017(9)	9.87	. 13	. 05	. 18	(. 09)	—

Class S
October 31, 2018	9.97	. 29	(. 05)	. 24	(. 26)	(. 01)
October 31, 2017	10.05	. 14	. 07	. 21	(. 24)	(. 05)
October 31, 2016(6)	10.00	. 03	. 02	. 05	—(f)	—

Class Y
October 31, 2018	9.97	. 31	(. 04)	. 27	(. 28)	(. 01)
October 31, 2017	10.04	. 21	. 02	. 23	(. 25)	(. 05)
October 31, 2016(6)	10.00	. 03	. 01	. 04	—(f)	—

See accompanying notes which are an integral part of the financial statements.

424 Unconstrained Total Return Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 25)	9.93	2.24	462	1.62	1.17	2.66	132
(. 26)	9.96	1.87	251	1.69	1.17	1.91	171
—	10.04	. 40	101	1.70	. 90	2.28	43

(. 18)	9.91	1.51	151	2.37	1.92	1.96	132
(. 21)	9.94	1.17	293	2.43	1.92	. 99	171
—	10.03	. 30	103	2.46	1.65	1.54	43

(. 28)	9.94	2.66	22,231	1.37	. 82	3.02	132
(. 09)	9.96	1.87	19,392	1.48	. 82	2.16	171

(. 27)	9.94	2.46	264,718	1.37	. 92	2.92	132
(. 29)	9.97	2.09	244,842	1.42	. 92	1.44	171
—(f)	10.05	. 50	208	1.47	. 65	2.81	43

(. 29)	9.95	2.74	394,315	1.17	. 72	3.09	132
(. 30)	9.97	2.36	397,434	1.23	. 72	2.13	171
—(f)	10.04	. 41	243,485	1.26	. 45	2.72	43

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 425

Russell Investment Company
Unconstrained Total Return Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$376,874
Administration fees	28,474
Distribution fees	185
Shareholder servicing fees	33
Transfer agent fees	48,680
Trustee fees	1,845
$456,091

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$191,509	$559,359	$594,312	$(11)	$(4)	$156,541	$3,469	$—
	$191,509	$559,359	$594,312	$(11)	$(4)	$156,541	$3,469	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$674,695,483
Unrealized Appreciation	$10,503,256
Unrealized Depreciation	(14,729,124)
Net Unrealized Appreciation (Depreciation)	$(4,225,868)
Undistributed Ordinary Income	$7,675,760
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(4,843,673)
Tax Composition of Distributions
Ordinary Income	$20,125,840

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At October 31, 2018, there were no adjustments to the
Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

426 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Strategic Bond Fund - Class A‡			Strategic Bond Fund - Class S
	Total			Total
	Return			Return
1 Year	(6.71)%		1 Year	(2.72)%
5 Years	0.75	%§	5 Years	1.79	%§
10 Years	4.41	%§	10 Years	5.10	%§

Strategic Bond Fund - Class C			Strategic Bond Fund - Class Y
	Total			Total
	Return			Return
1 Year	(3.82)%		1 Year	(2.81)%
5 Years	0.75	%§	5 Years	1.91	%§
10 Years	4.03	%§	10 Years	5.24	%§

Strategic Bond Fund - Class E			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(3.11)%		1 Year	(2.05)%
5 Years	1.50	%§	5 Years	1.83	%§
10 Years	4.85	%§	10 Years	3.94	%§

Strategic Bond Fund - Class M‡‡
	Total
	Return
1 Year	(2.80)%
5 Years	1.79	%§
10 Years	5.10	%§

Strategic Bond Fund - Class R6‡‡‡
	Total
	Return
1 Year	(2.83)%
5 Years	1.90	%§
10 Years	5.24	%§

Strategic Bond Fund 427

Russell Investment Company
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Strategic Bond Fund (the “Fund”) employs a multi-manager	processed political uncertainty, trade rhetoric and divergence
approach whereby portions of the Fund are allocated to different	between the performance of U. S. and global economies. Bank
money manager strategies. Fund assets not allocated to money	loans and corporate high yield sectors within the United States
managers are managed by Russell Investment Management, LLC	were top performers as strong fundamentals and leverage ratios
(“RIM”), the Fund’s advisor. RIM may change the allocation	were attractive. During the year, the Federal Reserve raised rates
of the Fund’s assets among money managers at any time. An	four times, the Bank of Canada raised rates three times, the Bank
exemptive order from the Securities and Exchange Commission	of England raised rates twice and the European Central Bank left
(“SEC”) permits RIM to engage or terminate a money manager	rates unchanged. This caused yields across the globe to rise, with
at any time, subject to approval by the Fund’s Board, without a	the United States yield curve flattening the most throughout the
shareholder vote. Pursuant to the terms of the exemptive order,	year. Local emerging market currencies had a difficult year as
the Fund is required to notify its shareholders within 90 days of	political risk escalated and a basket of currencies depreciated
when a money manager begins providing services. As of October	against the United States dollar. Overall, it was a negative year
31, 2018, the Fund had six money managers.	for bonds with credit outperforming treasuries.

What is the Fund’s investment objective?	How did the investment strategies and techniques employed
The Fund seeks to provide total return.	by the Fund and its money managers affect its benchmark

How did the Fund perform relative to its benchmark for the	relative performance?
fiscal year ended October 31, 2018?	RIM’s asset allocation for the Fund detracted from benchmark relative performance over the period as a result of the Fund’s ex-
For the fiscal year ended October 31, 2018, the Fund’s Class	benchmark allocation to RIM’s currency overlay and global real
A, Class C, Class E, Class M, Class R6, Class S and Class Y	yield strategies and overweight to local emerging market debt,
Shares lost 3.09%, 3.82%, 3.11%, 2.80%, 2.83%, 2.72% and	which underperformed the benchmark. The Fund’s overweight
2.54%, respectively. This is compared to the Fund’s benchmark,	allocations to non-agency mortgage backed securities and high
the Bloomberg Barclays U. S. Aggregate Bond Index, which lost	yield corporates were positive.
2.05% during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and do	The Fund employs discretionary money managers. The Fund’s
not include expenses of any kind.	discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets
For the fiscal year ended October 31, 2018, the Morningstar®	not allocated to money manager strategies and the Fund’s cash
Intermediate-Term Bond Category, a group of funds that	balances.
Morningstar considers to have investment strategies similar
to those of the Fund, lost 1.87%. This return serves as a peer	With respect to certain of the Fund’s money managers, Schroder
comparison and is expressed net of operating expenses.	Investment Management North America Inc. (“Schroders”) was
the best performing manager during the period, outperforming
RIM may assign a money manager a benchmark other than the	the Fund’s benchmark and the benchmark assigned to it by RIM,
Fund’s index. However, the Fund’s primary index remains the	the Bloomberg Barclays U. S. Securitized Bond Index. Schroders
benchmark for the Fund.	benefited from an out-of-benchmark allocation to non-agency
How did market conditions affect the Fund’s performance?	mortgage backed securities as strong technicals specifically from
The fiscal year ended October 31, 2018 began with the United	low supply drove performance. The manager was overweight
States passing legislation in December 2017 to lower the tax	higher spread securities at the beginning of the year and rotated
burden for most households and reduce the corporate tax	into higher quality securities as agency yields became more
rate from 35% to 21%, which created favorable conditions for	attractive, which was beneficial to performance.
corporate bonds as prospective earnings increased. The bond	Insight Investment Management Limited (“Insight”), a fully
market continued its spread tightening into January where both	discretionary currency manager, was the worst performing
corporate investment grade and corporate high yield spreads saw	manager over the period. Insight’s short position in the U. S. dollar
post global financial crisis lows, which was beneficial to the Fund	during the first half of the year and a long Japanese yen position
as it held an overweight to corporate credit. Volatility hit both	underperformed.
the bond and equity markets at the end of January 2018 which	During the period, RIM continued to manage four positioning
created a sharp sell-off in risky assets, specifically emerging	strategies to seek to achieve the desired risk/return profile for the
markets and lower quality bonds, which hurt Fund performance.	Fund. RIM managed a three-pronged strategy to seek to generate
The middle of the year saw credit spreads relatively flat as markets	active returns through currency positioning by supplementing the

428 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Fund’s existing active currency mandate with a more mechanistic	During the period, RIM utilized futures and swaps to seek to
strategy and to further reduce the Fund’s reliance on traditional	achieve the Fund benchmark’s duration exposures with respect
fixed income market risks. This approach incorporates a currency	to the portion of the Fund allocated to cash reserves, which had
overlay, an index replication and an enhanced cash strategy.	an immaterial impact on performance. RIM also managed tactical
The currency overlay utilizes currency forward contracts to take	‘tilts’ based on its judgments regarding shorter-term opportunities
long and short positions in global foreign exchange markets.	to seek to generate returns and/or mitigate risk by purchasing
Because the currency overlay is an out-of-benchmark position,	government futures, credit derivatives and currency forward
RIM managed an index replication strategy in connection with	contracts. RIM’s futures trades had a positive impact on the Fund.
the currency overlay to provide benchmark-like exposure to
its overall strategy. The enhanced cash strategy is designed to	Describe any changes to the Fund’s structure or the money
provide for modest returns on the cash held in connection with the	manager line-up.
currency overlay and index replication strategies. Over the fiscal	On March 1, 2018, the Fund’s investment objective was changed
year, the currency overlay strategy was negative for the Fund’s	from “The Fund seeks to provide current income, and as a
benchmark relative performance.	secondary objective, capital appreciation” to “The Fund seeks to provide total return. ”
RIM also managed a global real yield strategy using global
government bond futures to take long positions in high quality	Money Managers as of October 31,
government bonds whose net-of-inflation yields are expected to be	2018	Styles
relatively high and short positions where net-of-inflation yield is	Colchester Global Investors Limited	Fully Discretionary
expected to be relatively low. This strategy had a negative impact	Logan Circle Partners, L. P.	Sector Specialist
on Fund performance as the long positions, specifically United	Insight Investment International Limited	Fully Discretionary
States Treasuries, underperformed as interest rates increased and	Schroder Investment Management North
	America Inc.	Sector Specialist
widened compared to the short positions, in particular in German	Scout Investments, LLC	Fully Discretionary
bund.	Western Asset Management Company
During the period, RIM also managed a U. S. fallen angel strategy	and Western Asset Management Company
that invests in recently downgraded bonds, which tend to have	Limited	Fully Discretionary
lower prices as certain guidelines force selling and the market	The views expressed in this report reflect those of the
is slow to price in new information. This positioning strategy	portfolio managers only through the end of the period
purchases a physical bond portfolio that seeks to track the returns	covered by the report. These views do not necessarily
of the ICE BofAML U. S. Fallen Angels Index. This strategy	represent the views of RIM, or any other person in RIM or
outperformed the Fund benchmark during the fiscal year.	any other affiliated organization. These views are subject to change at any time based upon market conditions or other
In addition, RIM managed a positioning strategy that screens	events, and RIM disclaims any responsibility to update the
securities based on value within the Bloomberg Barclays U. S.	views contained herein. These views should not be relied on
Corporate Bond Index, and purchases physical bonds that RIM	as investment advice and, because investment decisions for
believes to be undervalued. The strategy outperformed the	a Russell Investment Company (“RIC”) Fund are based on
Bloomberg Barclays U. S. Corporate Bond Index.	numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Strategic Bond Fund 429

Russell Investment Company
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares are the returns of the Fund’s Class S
Shares for the periods September 2, 2008 through March 16, 2017. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S Shares.

‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

430 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$988.70	$1,020.92
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.26	$4.33

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$984.80	$1,017.14
	Expenses Paid During Period*	$8.00	$8.13
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$988.60	$1,020.92
of other funds.	Expenses Paid During Period*	$4.26	$4.33

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Strategic Bond Fund 431

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$990.60	$1,022.79
Expenses Paid During Period*	$2.41	$2.45

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$990.60	$1,022.84
Expenses Paid During Period*	$2.36	$2.40

* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$990.10	$1,022.28
Expenses Paid During Period*	$2.91	$2.96

* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$990.60	$1,022.99
Expenses Paid During Period*	$2.21	$2.24

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

432 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$
			Series 2017-A9 Class A9
Long-Term Investments - 94.7%			1.800% due 09/20/21	3,000	2,970
Asset-Backed Securities - 6.8%			Conseco Finance Corp.
Accredited Mortgage Loan Trust			Series 1996-4 Class M1
Series 2006-1 Class A4			7.750% due 06/15/27 (~)(Ê)	1,623	1,647
0.814% due 04/25/36 (Ê)	2,583	2,507	Conseco Finance Securitizations Corp.
Series 2006-2 Class A4			Series 2001-4 Class A4
0.852% due 09/25/36 (Ê)	8,081	7,863	7.360% due 08/01/32 (~)(Ê)	364	372
ACE Securities Corp. Home Equity Loan
Trust			Countrywide Asset-Backed Certificates
Series 2005-HE3 Class M2			Series 2005-9 Class M1
1.453% due 05/25/35 (Ê)	2,743	2,749	1.511% due 01/25/36 (Ê)	5,079	5,086
ACE Securities Corp. Mortgage Loan			Series 2007-4 Class A4W
Trust			5.479% due 04/25/47	8,658	8,644
Series 2007-D1 Class A2			Credit Suisse Mortgage Capital
6.336% due 02/25/38 (~)(Ê)(Þ)	3,924	3,625	Certificates
American Express Credit Account			Series 2018-PLUM Class A
Master Trust			5.511% due 08/15/20 (Ê)(Š)(Þ)	2,000	2,000
Series 2018-1 Class A			Fieldstone Mortgage Investment Trust
2.670% due 10/17/22	6,325	6,286	Series 2004-4 Class M3
AmeriCredit Automobile Receivables			2.484% due 10/25/35 (Ê)	1,462	1,479
Trust			Ford Credit Auto Owner Trust
Series 2015-3 Class B			Series 2017-B Class A2B
2.080% due 09/08/20	1,631	1,630	1.130% due 05/15/20 (Ê)	1,393	1,393
Applebee's Funding LLC / IHOP
Funding LLC			Series 2018-A Class A2A
			2.590% due 02/15/21	4,480	4,475
Series 2014-1 Class A2
4.277% due 09/05/44 (Þ)	1,634	1,607	GMACM Home Equity Loan Trust
BCAP LLC Trust			Series 2007-HE2 Class A2
			6.054% due 12/25/37 (~)(Ê)	1,459	1,423
Series 2010-RR7 Class 3A12
2.941% due 08/26/35 (~)(Ê)(Þ)	6,616	5,759	Series 2007-HE2 Class A3
			6.193% due 12/25/37 (~)(Ê)	374	365
Series 2011-R11 Class 15A1			Greenpoint Manufactured Housing
3.070% due 10/26/33 (~)(Å)(Ê)	1,405	1,425	Contract Trust
Series 2011-R11 Class 20A5			Series 2000-4 Class A3
3.094% due 03/26/35 (~)(Ê)(Þ)	276	277	3.010% due 08/21/31 (Ê)	5,900	5,891
Series 2014-RR3 Class 5A2			GSAA Trust
0.917% due 10/26/36 (~)(Ê)(Þ)	5,099	4,853
Blackbird Capital Aircraft Lease			Series 2006-S1 Class 2M2
Securitization, Ltd.			5.850% due 08/25/34 (~)(Å)(Ê)	1,972	1,812
Series 2016-1A Class AA			GSAMP Trust
2.487% due 12/16/41 (~)(Ê)(Þ)	8,102	7,836	Series 2006-HE5 Class A2C
BNC Mortgage Loan Trust			0.742% due 08/25/36 (Ê)	3,569	3,435
Series 2007-1 Class A4			Home Equity Asset Trust
2.441% due 03/25/37 (Ê)	5,740	5,463	Series 2005-9 Class M1
CAL Funding III, Ltd.			1.002% due 04/25/36 (Ê)	2,977	2,957
Series 2017-1A Class A			Series 2006-3 Class M1
3.620% due 06/25/42 (Þ)	4,551	4,437	0.982% due 07/25/36 (Ê)	3,950	3,921
Capital One Multi-Asset Execution Trust			Series 2006-4 Class 2A4
			0.872% due 08/25/36 (Ê)	4,824	4,798
Series 2014-A3 Class A3
1.374% due 01/18/22 (Ê)	2,200	2,202	Honda Auto Receivables Owner Trust
Centex Home Equity Loan Trust			Series 2017-4 Class A2
			1.800% due 01/21/20	1,110	1,107
Series 2006-A Class AV4
0.842% due 06/25/36 (Ê)	1,994	1,988	Series 2018-1 Class A2
			2.360% due 06/15/20	694	692
Citibank Credit Card Issuance Trust
Series 2017-A3 Class A3			Series 2018-3 Class A2
1.920% due 04/07/22	1,565	1,539	2.670% due 12/21/20	1,000	998
Series 2017-A8 Class A8			HSI Asset Securitization Corp. Trust
1.860% due 08/08/22	2,000	1,957	Series 2006-OPT3 Class 2A

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 433

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.961% due 02/25/36 (Ê)	1,197	1,197	0.982% due 03/25/36 (Ê)	5,600	5,468
Series 2007-WF1 Class 2A4			Nissan Auto Receivables Owner Trust
0.842% due 05/25/37 (Ê)	9,069	8,946	Series 2017-A Class A2B
Hyundai Auto Receivables Trust			1.037% due 01/15/20 (Ê)	1,044	1,044
Series 2015-C Class A3			Option One Mortgage Loan Trust
1.460% due 02/18/20	217	217	Series 2007-FXD1 Class 3A4
Irwin Home Equity Loan Trust			5.860% due 01/25/37 (~)(Ê)	5,836	5,780
Series 2006-1 Class 2A3			PFCA Home Equity Investment Trust
5.770% due 09/25/35 (~)(Å)(Ê)	1,822	1,848	Series 2003-IFC6 Class A
Series 2007-1 Class 2A2			5.500% due 04/22/35 (~)(Ê)(Þ)	1,721	1,731
5.960% due 08/25/37 (~)(Å)(Ê)	641	640	Popular ABS Mortgage Pass-Through
IXIS Real Estate Capital Trust			Trust
Series 2006-HE1 Class A3			Series 2006-D Class A3
0.992% due 03/25/36 (Ê)	1,487	996	0.852% due 11/25/46 (Ê)	5,455	5,339
Series 2006-HE1 Class A4			RAMP Trust
1.192% due 03/25/36 (Ê)	4,039	2,722	Series 2006-RZ1 Class M4
Series 2006-HE2 Class A3			1.162% due 03/25/36 (Ê)	5,000	4,807
0.752% due 08/25/36 (Ê)	584	237	Renaissance Home Equity Loan Trust
Series 2006-HE2 Class A4			Series 2006-1 Class AF6
0.852% due 08/25/36 (Ê)	4,828	1,973	5.746% due 05/25/36 (~)(Ê)	1,337	941
Series 2007-HE1 Class A3			Santander Drive Auto Receivables Trust
0.752% due 05/25/37 (Ê)	6,395	2,244	Series 2015-3 Class C
			2.740% due 01/15/21	1,849	1,849
LCM XXII, Ltd.			Securitized Asset-Backed Receivables
Series 2016-22A Class A1			LLC Trust
2.636% due 10/20/28 (Ê)(Þ)	7,523	7,565	Series 2007-BR5 Class A2A
LCM XXV, Ltd.			0.722% due 05/25/37 (Ê)	2,885	2,191
Series 2017-25A Class A			Shackleton CLO, Ltd.
2.524% due 07/20/30 (Ê)(Þ)	5,278	5,282
Lehman ABS Manufactured Housing			Series 2018-4RA Class A1A
Contract Trust			3.436% due 04/13/31 (Ê)(Þ)	5,390	5,379
Series 2001-B Class A6			SLM Private Credit Student Loan Trust
6.467% due 04/15/40 (~)(Ê)	60	60	Series 2005-B Class A4
Series 2001-B Class M1			1.180% due 06/15/39 (Ê)	1,878	1,855
6.630% due 04/15/40 (~)(Ê)	1,615	1,700	Small Business Administration
Long Beach Mortgage Loan Trust			Series 2018-10B Class 1
Series 2004-1 Class M1			3.548% due 09/10/28	290	288
1.741% due 02/25/34 (Ê)	2,760	2,763	SoFi Professional Loan Program LLC
Madison Park Funding XXVI, Ltd.			Series 2017-E Class A2A
Series 2017-26A Class AR			1.860% due 11/26/40 (Þ)	2,031	2,001
3.709% due 07/29/30 (Ê)(Þ)	4,180	4,187	Series 2017-F Class A2FX
Mastr Asset Backed Securities Trust			2.840% due 01/25/41 (Þ)	8,344	8,091
Series 2006-HE5 Class A3			Series 2018-A Class A2A
0.752% due 11/25/36 (Ê)	2,986	2,088	2.390% due 02/25/42 (Þ)	1,803	1,785
Merrill Lynch Mortgage Investors Trust			Series 2018-A Class A2B
Series 2006-FF1 Class M4			2.950% due 02/25/42 (Þ)	8,344	8,078
0.962% due 08/25/36 (Ê)	5,348	5,312	Series 2018-B Class A1FX
Mid-State Capital Corp. Trust			2.640% due 08/26/47 (Þ)	4,712	4,678
Series 2005-1 Class A			Soundview Home Loan Trust
5.745% due 01/15/40	1,367	1,469	Series 2005-4 Class M2
Nationstar Home Equity Loan Trust			1.062% due 03/25/36 (Ê)	3,870	3,843
Series 2006-B Class M1			Series 2007-1 Class A3
9.220% due 09/25/36 (Ê)	5,340	5,163	7.000% due 02/25/38 (~)(Ê)(Þ)	6,884	6,496
Series 2007-A Class AV4			Structured Asset Investment Loan Trust
0.822% due 03/25/37 (Ê)	3,265	3,236	Series 2005-HE3 Class M1
Newcastle Mortgage Securities Trust			1.254% due 09/25/35 (Ê)	4,939	4,919
Series 2006-1 Class M3			Series 2006-2 Class A3

See accompanying notes which are an integral part of the financial statements.

434 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.626% due 04/25/36 (Ê)	1,482	1,473	AbbVie, Inc.
Structured Asset Securities Corp.			2.500% due 05/14/20	1,394	1,376
Mortgage Loan Trust			2.300% due 05/14/21	1,330	1,289
Series 2006-BC2 Class A3			3.600% due 05/14/25	1,400	1,336
0.742% due 09/25/36 (Ê)	2,589	2,518	4.250% due 11/14/28	2,005	1,933
Series 2006-BC5 Class A4			Aetna, Inc.
0.762% due 12/25/36 (Ê)	1,861	1,810	2.800% due 06/15/23	1,200	1,145
Series 2006-BC6 Class A4			Alcoa, Inc.
0.762% due 01/25/37 (Ê)	4,088	4,003	6.750% due 01/15/28	158	155
Series 2006-WF3 Class A4			Allegheny Technologies, Inc.
0.902% due 09/25/36 (Ê)	2,786	2,781	5.950% due 01/15/21	454	455
Series 2007-BC1 Class A4			Allergan, Inc.
0.722% due 02/25/37 (Ê)	5,438	5,353	2.800% due 03/15/23	1,453	1,379
Textainer Marine Containers V, Ltd.			Allison Transmission, Inc.
Series 2017-2A Class A			5.000% due 10/01/24 (Þ)	680	660
3.520% due 06/20/42 (Þ)	4,924	4,786	Ally Financial, Inc.
Towd Point Mortgage Trust			8.000% due 11/01/31	884	1,063
Series 2015-2 Class 1A12			Altria Group, Inc.
2.750% due 11/25/60 (~)(Ê)(Þ)	1,657	1,620	4.750% due 05/05/21	1,238	1,273
Series 2016-3 Class A1			2.850% due 08/09/22	810	787
2.250% due 04/25/56 (~)(Ê)(Þ)	2,011	1,958	9.950% due 11/10/38	515	793
Series 2017-3 Class A1			10.200% due 02/06/39	2,685	4,181
2.750% due 06/25/57 (~)(Ê)(Þ)	3,929	3,836	Amazon. com, Inc.
Series 2017-4 Class A1			4.950% due 12/05/44	400	430
2.750% due 06/25/57 (~)(Ê)(Þ)	1,980	1,917	Series WI
Toyota Auto Receivables Owner Trust			2.800% due 08/22/24	1,321	1,260
Series 2016-C Class A3			5.200% due 12/03/25	1,675	1,814
1.140% due 08/17/20	2,615	2,597	3.150% due 08/22/27	630	593
Triton Container Finance IV LLC			3.875% due 08/22/37	270	254
Series 2017-2A Class A			4.050% due 08/22/47	340	318
3.620% due 08/20/42 (Þ)	3,865	3,768	American Airlines, Inc. Pass-Through
Triton Container Finance LLC			Certificates Trust
Series 2017-1A Class A			Series 2011-1 Class A
3.520% due 06/20/42 (Þ)	1,753	1,703	5.250% due 01/31/21	1,024	1,050
Upstart Securitization Trust			Series 2013-2 Class A
Series 2017-2 Class A			4.950% due 01/15/23	3,679	3,758
2.508% due 03/20/25 (Þ)	487	486	American Axle & Manufacturing, Inc.
Wells Fargo Home Equity Asset-Backed			6.625% due 10/15/22	237	241
Securities Trust			American Express Co.
Series 2005-3 Class M4			2.200% due 10/30/20	4,670	4,560
1.581% due 11/25/35 (Ê)	3,283	3,293	2.961% due 02/27/23 (Ê)	1,750	1,743
		299,778	Series FIX
Corporate Bonds and Notes - 20.9%			3.700% due 08/03/23	2,780	2,751
21st Century Fox America, Inc.			American Express Credit Corp.
8.450% due 08/01/34	590	828	2.375% due 05/26/20	410	404
6.400% due 12/15/35	745	908	Series F
6.650% due 11/15/37	200	254	2.600% due 09/14/20	4,415	4,355
6.900% due 08/15/39	3,863	4,943	American Honda Finance Corp.
ABB Finance (USA), Inc.			2.932% due 11/05/21 (Ê)	1,830	1,830
2.800% due 04/03/20	1,130	1,124	Series MTN
ABB Treasury Center, Inc.			2.659% due 02/14/20 (Ê)	4,500	4,505
4.000% due 06/15/21 (Þ)	1,321	1,338	American International Group, Inc.
Abbott Laboratories			6.400% due 12/15/20	5,180	5,467
3.750% due 11/30/26	351	346	3.750% due 07/10/25	540	516
4.750% due 11/30/36	300	305	American Tower Trust #1
4.900% due 11/30/46	530	547	3.070% due 03/15/23 (Þ)	1,825	1,769

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 435

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amgen, Inc.			8.250% due 11/15/31 (Þ)	1,044	1,332
2.125% due 05/01/20	90	89	6.550% due 02/15/39	1,173	1,278
3.625% due 05/22/24	100	99	4.800% due 06/15/44	990	866
6.400% due 02/01/39	1,555	1,820	4.350% due 06/15/45	480	394
5.375% due 05/15/43	1,135	1,166	Athene Global Funding
4.400% due 05/01/45	500	454	2.750% due 04/20/20 (Þ)	4,825	4,761
Anadarko Petroleum Corp.			AutoNation, Inc.
4.850% due 03/15/21	650	664	3.800% due 11/15/27	2,025	1,836
5.550% due 03/15/26	120	125	Avnet, Inc.
6.450% due 09/15/36	2,852	3,096	4.875% due 12/01/22	2,110	2,172
4.500% due 07/15/44	750	656	AXA Equitable Holdings, Inc.
6.600% due 03/15/46	470	520	5.000% due 04/20/48 (Þ)	2,105	1,876
Anheuser-Busch InBev Finance, Inc.			BAC Capital Trust XIV
2.650% due 02/01/21	4,349	4,263	Series G
3.300% due 02/01/23	3,330	3,246	4.000% due 09/29/49 (Ê)(ƒ)	500	409
3.650% due 02/01/26	820	778	Ball Corp.
4.900% due 02/01/46	390	368	4.000% due 11/15/23	90	87
Anheuser-Busch InBev Worldwide, Inc.			5.250% due 07/01/25	720	725
3.750% due 01/15/22	1,335	1,336	Bank of America Corp.
4.000% due 04/13/28	570	547	2.328% due 10/01/21 (Ê)	1,120	1,093
Anthem, Inc.			3.550% due 03/05/24 (Ê)	710	697
2.500% due 11/21/20	1,850	1,813	3.366% due 01/23/26 (Ê)	3,640	3,470
3.700% due 08/15/21	250	250	4.250% due 10/22/26	1,150	1,117
3.125% due 05/15/22	200	195	6.110% due 01/29/37	1,715	1,917
2.950% due 12/01/22	370	358	5.000% due 01/21/44	300	307
3.350% due 12/01/24	170	164	Series AA
3.650% due 12/01/27	530	496	6.100% due 12/31/49 (Ê)(ƒ)	290	298
5.950% due 12/15/34	1,000	1,074	Series FF
Aon Corp.			5.875% due 12/31/99 (Ê)(ƒ)	1,085	1,052
8.205% due 01/01/27	1,109	1,320	Series GMTN
Apache Corp.			3.300% due 01/11/23	2,100	2,053
3.250% due 04/15/22	79	77	4.450% due 03/03/26	160	158
5.100% due 09/01/40	900	835	3.500% due 04/19/26	5,860	5,575
4.750% due 04/15/43	180	160	3.593% due 07/21/28 (Ê)	180	169
4.250% due 01/15/44	120	100	Series WI
Apollo Management Holdings, LP			3.004% due 12/20/23 (Ê)	267	257
4.000% due 05/30/24 (Þ)	885	874	3.419% due 12/20/28 (Ê)	3,693	3,406
4.400% due 05/27/26 (Þ)	1,180	1,162	Series X
5.000% due 03/15/48 (Þ)	2,410	2,260	6.250% due 09/29/49 (Ê)(ƒ)	130	134
Apple, Inc.			Bank of New York Mellon Corp. (The)
2.000% due 11/13/20	420	411	2.600% due 08/17/20	1,205	1,192
2.400% due 05/03/23	1,340	1,278	2.200% due 08/16/23	1,860	1,736
2.450% due 08/04/26	1,750	1,594	Bank One Corp.
Arconic, Inc.			8.750% due 09/01/30	1,527	2,070
5.400% due 04/15/21	705	712	Barrick NA Finance LLC
5.900% due 02/01/27	239	236	5.700% due 05/30/41	600	638
5.950% due 02/01/37	42	41	BAT Capital Corp.
Associated Bank			2.297% due 08/14/20 (Þ)	1,291	1,263
Series BKNT			3.557% due 08/15/27 (Þ)	2,545	2,334
3.500% due 08/13/21	1,950	1,933	4.540% due 08/15/47 (Þ)	720	627
AT&T, Inc.			Bayer US Finance II LLC
3.000% due 02/15/22	250	244	3.500% due 06/25/21 (Þ)	3,148	3,129
3.800% due 03/01/24	1,780	1,747	4.375% due 12/15/28 (Þ)	1,170	1,133
3.400% due 05/15/25	90	85	4.875% due 06/25/48 (Þ)	1,290	1,203
4.250% due 03/01/27	2,265	2,197	4.700% due 07/15/64 (Þ)	1,845	1,480
4.300% due 02/15/30 (Þ)	2,533	2,380	Bayer US Finance LLC

See accompanying notes which are an integral part of the financial statements.

436 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.375% due 10/08/24 (Þ)	5,218	4,953	Carlyle Holdings II Finance LLC
Beacon Escrow Corp.			5.625% due 03/30/43 (Þ)	530	512
4.875% due 11/01/25 (Þ)	140	126	Caterpillar Financial Services Corp.
Becton Dickinson and Co.			2.564% due 03/15/21 (Ê)	4,500	4,503
2.894% due 06/06/22	2,130	2,057	Series GMTN
3.363% due 06/06/24	820	784	1.850% due 09/04/20	1,376	1,345
3.734% due 12/15/24	1,346	1,305	Series WI
4.685% due 12/15/44	100	93	1.931% due 10/01/21	2,305	2,213
Berkshire Hathaway Energy Co.			CBL & Associates, LP
Series WI			5.250% due 12/01/23	563	473
3.500% due 02/01/25	1,377	1,351	CBS Corp.
Berkshire Hathaway Finance Corp.			3.700% due 08/15/24	1,420	1,375
4.300% due 05/15/43	1,326	1,291	7.875% due 07/30/30	2,246	2,757
Berkshire Hathaway, Inc.			CCO Holdings LLC / CCO Holdings
3.125% due 03/15/26	1,280	1,219	Capital Corp.
Berry Global, Inc.			5.375% due 05/01/25 (Þ)	760	744
4.500% due 02/15/26 (Þ)	60	56	5.125% due 05/01/27 (Þ)	340	320
BGC Partners, Inc.			Series DMTN
Series WI			5.000% due 02/01/28 (Þ)	190	177
5.375% due 07/24/23	895	894	Celanese US Holdings LLC
Blue Cube Spinco, Inc.			5.875% due 06/15/21	550	574
Series WI			Celgene Corp.
10.000% due 10/15/25	850	963	2.250% due 08/15/21	350	338
			3.550% due 08/15/22	200	198
BMW US Capital LLC
1.850% due 09/15/21 (Þ)	80	77	3.900% due 02/20/28	1,695	1,592
3.450% due 04/12/23 (Þ)	1,170	1,155	5.000% due 08/15/45	480	449
Boeing Co. (The)			Centene Corp.
4.875% due 02/15/20	700	716	4.750% due 05/15/22	280	280
			5.375% due 06/01/26 (Þ)	110	112
Boston Gas Co.
3.150% due 08/01/27 (Þ)	1,251	1,167	Series WI
			5.625% due 02/15/21	140	142
Boston Scientific Corp.			6.125% due 02/15/24	250	261
7.375% due 01/15/40	967	1,239
			CenterPoint Energy, Inc.
BP Capital Markets America, Inc.			3.600% due 11/01/21	900	900
3.796% due 09/21/25	1,390	1,362
Braskem America Finance Co.			CenturyLink, Inc.
7.125% due 07/22/41 (Þ)	70	78	Series T
			5.800% due 03/15/22	300	299
Brighthouse Financial, Inc.
			CF Industries, Inc.
Series WI			7.125% due 05/01/20	67	70
3.700% due 06/22/27	2,230	1,922	5.150% due 03/15/34	490	450
Brinker International, Inc.			4.950% due 06/01/43	119	101
3.875% due 05/15/23	262	245
Broadcom Corp. / Broadcom Cayman			5.375% due 03/15/44	2,525	2,222
Finance, Ltd.			Charter Communications Operating LLC
			/ Charter Communications Operating
Series WI			Capital
3.125% due 01/15/25	350	320	5.375% due 04/01/38	550	505
3.875% due 01/15/27	2,510	2,302	5.750% due 04/01/48	20	19
Burlington Northern Santa Fe LLC
3.250% due 06/15/27	1,414	1,363	Series WI
			3.579% due 07/23/20	440	439
4.150% due 04/01/45	705	666	4.908% due 07/23/25	3,485	3,510
Camden Property Trust			4.200% due 03/15/28	370	347
4.100% due 10/15/28	1,220	1,211	6.384% due 10/23/35	3,005	3,104
Campbell Soup Co.			6.484% due 10/23/45	2,895	2,959
2.964% due 03/15/21 (Ê)	675	672	6.834% due 10/23/55	1,173	1,215
Cardinal Health, Inc.			Cheniere Corpus Christi Holdings LLC
2.616% due 06/15/22	240	229
3.079% due 06/15/24	300	282	Series WI
			5.125% due 06/30/27	280	274

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 437

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cheniere Energy Partners, LP			3.950% due 10/15/25	2,250	2,244
Series WI			4.150% due 10/15/28	1,380	1,369
5.250% due 10/01/25	2,485	2,438	4.250% due 10/15/30	540	533
Chesapeake Energy Corp.			3.200% due 07/15/36	120	98
6.125% due 02/15/21	310	313	6.550% due 07/01/39	1,820	2,148
8.000% due 12/15/22 (Þ)	16	17	4.700% due 10/15/48	110	107
5.750% due 03/15/23	30	29	4.950% due 10/15/58	885	867
Chevron Corp.			Series WI
2.419% due 11/17/20	1,308	1,290	3.999% due 11/01/49	207	178
2.801% due 03/03/22 (Ê)	1,000	1,010	Commonwealth Edison Co.
2.954% due 05/16/26	520	490	2.550% due 06/15/26	1,520	1,386
Chubb INA Holdings, Inc.			Concho Resources, Inc.
2.300% due 11/03/20	150	147	3.750% due 10/01/27	30	28
3.350% due 05/03/26	260	250	4.300% due 08/15/28	340	332
Cigna Corp.			Constellation Brands, Inc.
3.050% due 10/15/27	1,265	1,129	4.750% due 11/15/24	1,529	1,566
Cimarex Energy Co.			4.400% due 11/15/25	1,785	1,788
3.900% due 05/15/27	140	131	Continental Resources, Inc.
Cintas Corp. No. 2			4.500% due 04/15/23	550	552
2.900% due 04/01/22	320	312	Series WI
3.700% due 04/01/27	340	328	4.375% due 01/15/28	50	48
Cisco Systems, Inc.			Costco Wholesale Corp.
2.450% due 06/15/20	1,308	1,295	2.150% due 05/18/21	1,299	1,267
CIT Group, Inc.			Cott Holdings, Inc.
4.750% due 02/16/24	270	266	Series 144a
5.250% due 03/07/25	200	201	5.500% due 04/01/25 (Þ)	260	248
Citibank NA			Cox Communications, Inc.
Series BKNT			3.250% due 12/15/22 (Þ)	1,410	1,368
3.400% due 07/23/21	6,015	5,990	6.450% due 12/01/36 (Þ)	2,465	2,610
Citigroup Capital III			Crown Castle International Corp.
7.625% due 12/01/36	1,850	2,316	5.250% due 01/15/23	1,212	1,264
Citigroup, Inc.			CVS Health Corp.
4.450% due 09/29/27	4,210	4,098	3.350% due 03/09/21	1,485	1,479
8.125% due 07/15/39	2,110	2,944	2.750% due 12/01/22	600	574
5.300% due 05/06/44	671	676	3.700% due 03/09/23	3,650	3,606
4.650% due 07/30/45	1,189	1,137	4.100% due 03/25/25	1,465	1,448
4.750% due 05/18/46	110	103	4.300% due 03/25/28	5,660	5,521
4.650% due 07/23/48	1,650	1,594	4.780% due 03/25/38	2,900	2,778
Series P			5.125% due 07/20/45	710	696
5.950% due 12/31/49 (Ê)(ƒ)	1,900	1,873	5.050% due 03/25/48	1,245	1,214
CME Group, Inc.			DAE Funding LLC
5.300% due 09/15/43	200	224	4.500% due 08/01/22 (Þ)	132	129
CNH Industrial Capital LLC			5.000% due 08/01/24 (Þ)	130	127
3.875% due 10/15/21	1,315	1,310	Daimler Finance NA LLC
CNOOC Finance USA LLC			2.300% due 01/06/20 (Þ)	4,790	4,730
3.500% due 05/05/25	1,300	1,237	2.450% due 05/18/20 (Þ)	150	148
Columbia Pipeline Group, Inc.			3.350% due 05/04/21 (Þ)	8,015	7,953
Series WI			DaVita HealthCare Partners, Inc.
4.500% due 06/01/25	1,252	1,258	5.000% due 05/01/25	10	9
Comcast Cable Communications			DCP Midstream LLC
Holdings, Inc.			6.750% due 09/15/37 (Þ)	288	300
9.455% due 11/15/22	981	1,185	DCP Midstream Operating, LP
Comcast Corp.			5.600% due 04/01/44	175	158
3.600% due 03/01/24	1,293	1,280	Delhaize America, Inc.
3.700% due 04/15/24	300	299	9.000% due 04/15/31	809	1,079
3.375% due 08/15/25	200	192	Dell International LLC / EMC Corp.

See accompanying notes which are an integral part of the financial statements.

438 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.420% due 06/15/21 (Þ)	620	625	Duke Energy Progress LLC
7.125% due 06/15/24 (Þ)	630	667	3.000% due 09/15/21	1,065	1,055
8.350% due 07/15/46 (Þ)	4,170	4,829	Eaton Corp.
Dell, Inc.			2.750% due 11/02/22	1,000	966
7.100% due 04/15/28	300	317	4.150% due 11/02/42	250	229
Delta Air Lines Pass-Through Trust			Edgewell Personal Care Co.
Series 071A Class A			4.700% due 05/19/21	462	462
6.821% due 08/10/22 (Š)	2,463	2,676	EI du Pont de Nemours & Co.
Series 2002-1 Class G-1			4.900% due 01/15/41	1,215	1,210
6.718% due 01/02/23	316	335	Eli Lilly & Co.
Delta Air Lines, Inc.			3.100% due 05/15/27	260	248
2.875% due 03/13/20	1,288	1,276	Embarq Corp.
Deutsche Bank AG			7.995% due 06/01/36	541	515
2.700% due 07/13/20	1,371	1,340	Energy Transfer Operating, LP
Devon Energy Corp.			4.050% due 03/15/25	2,330	2,233
5.850% due 12/15/25	2,550	2,711	6.050% due 06/01/41	1,138	1,126
5.000% due 06/15/45	1,150	1,063	Series 10Y
Devon Financing Co. LLC			4.950% due 06/15/28	90	89
7.875% due 09/30/31	1,100	1,353	EnLink Midstream Partners, LP
Diageo Investment Corp.			4.150% due 06/01/25	683	635
2.875% due 05/11/22	600	588	5.050% due 04/01/45	3,200	2,532
Diamond 1 Finance Corp. / Diamond 2			5.450% due 06/01/47	995	838
Finance Corp			Enterprise Products Operating LLC
8.100% due 07/15/36 (Þ)	1,500	1,695	4.150% due 10/16/28	290	285
Diamond Offshore Drilling, Inc.			5.950% due 02/01/41	1,190	1,301
4.875% due 11/01/43	178	121	EOG Resources, Inc.
Diamondback Energy, Inc.			2.450% due 04/01/20	680	672
Series WI			4.150% due 01/15/26	200	202
5.375% due 05/31/25	140	139	EQM Midstream Partners, LP
Digital Realty Trust, LP			Series 10Y
Series WI			5.500% due 07/15/28	2,470	2,464
3.400% due 10/01/20	1,271	1,268	Equifax, Inc.
Discover Bank			Series 5Y
Series BKNT			3.950% due 06/15/23	3,190	3,161
4.650% due 09/13/28	3,090	3,040	Exelon Corp.
Discovery Communications LLC			2.850% due 06/15/20	2,310	2,284
6.350% due 06/01/40	2,546	2,706	Exelon Generation Co. LLC
DISH DBS Corp.			2.950% due 01/15/20	1,351	1,342
Series WI			Exxon Mobil Corp.
5.875% due 11/15/24	735	625	2.222% due 03/01/21	1,390	1,358
7.750% due 07/01/26	50	45	3.043% due 03/01/26	450	430
Dominion Energy, Inc.			4.114% due 03/01/46	250	241
2.579% due 07/01/20	1,282	1,262	Farmers Exchange Capital III
Dominion Resources, Inc.			5.454% due 10/15/54 (Ê)(Þ)	1,335	1,291
7.000% due 06/15/38	150	185	FedEx Corp.
Domtar Corp.			4.500% due 02/01/65	1,518	1,268
6.750% due 02/15/44	1,141	1,139	First Data Corp.
Dow Chemical Co. (The)			5.375% due 08/15/23 (Þ)	500	504
3.500% due 10/01/24	1,392	1,350	First Niagara Financial Group, Inc.
Dresdner Funding Trust I			6.750% due 03/19/20	1,245	1,298
8.151% due 06/30/31 (Þ)	350	434	First Union Capital II
Duke Energy Carolinas LLC			Series A
5.300% due 02/15/40	200	222	7.950% due 11/15/29	1,575	1,928
4.250% due 12/15/41	100	96	FirstEnergy Corp.
Duke Energy Corp.			Series B
3.750% due 04/15/24	1,288	1,276	4.250% due 03/15/23	700	707

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 439

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.900% due 07/15/27	770	735	4.125% due 05/30/23 (Þ)	280	277
Series C			4.000% due 03/27/27 (Þ)	820	754
7.375% due 11/15/31	1,900	2,401	GLP Capital, LP / GLP Financing II, Inc.
4.850% due 07/15/47	180	176	5.375% due 11/01/23	550	563
Ford Motor Credit Co. LLC			5.300% due 01/15/29	1,206	1,185
2.459% due 03/27/20	1,225	1,200	Goldman Sachs Capital I
3.157% due 08/04/20	1,750	1,720	6.345% due 02/15/34	66	74
5.875% due 08/02/21	440	456	Goldman Sachs Capital II
Series FXD			4.000% due 06/01/43 (Ê)(ƒ)	17	14
3.813% due 10/12/21	4,665	4,567	Goldman Sachs Group, Inc. (The)
Freeport-McMoRan, Inc.			5.250% due 07/27/21	1,900	1,976
3.550% due 03/01/22	600	568	3.850% due 07/08/24	1,445	1,418
6.875% due 02/15/23	70	73	4.250% due 10/21/25	1,410	1,372
4.550% due 11/14/24	10	9	3.500% due 11/16/26	590	551
5.400% due 11/14/34	270	236	4.223% due 05/01/29 (Ê)	4,310	4,180
5.450% due 03/15/43	6,243	5,291	6.750% due 10/01/37	2,711	3,158
Fresenius Medical Care US Finance II,			6.250% due 02/01/41	1,100	1,279
Inc.			5.150% due 05/22/45	170	166
5.875% due 01/31/22 (Þ)	1,239	1,302	4.750% due 10/21/45	1,000	973
Gap, Inc. (The)			Series 60MO
5.950% due 04/12/21	225	232	3.272% due 09/29/25 (Ê)	3,155	2,991
GE Capital International Funding Co.
Unlimited Co.			Series D
Series WI			6.000% due 06/15/20	1,875	1,951
4.418% due 11/15/35	4,255	3,672	Great Plains Energy, Inc.
General Electric Co.			5.292% due 06/15/22 (~)(Ê)	2,185	2,264
5.300% due 02/11/21	900	923	Halfmoon Parent, Inc.
2.700% due 10/09/22	1,196	1,126	3.200% due 09/17/20 (Þ)	12,105	12,039
4.500% due 03/11/44	800	676	3.400% due 09/17/21 (Þ)	300	298
			3.750% due 07/15/23 (Þ)	800	793
Series GMTN			4.125% due 11/15/25 (Þ)	2,900	2,866
5.500% due 01/08/20	50	51
3.100% due 01/09/23	679	646	4.375% due 10/15/28 (Þ)	580	566
6.150% due 08/07/37	583	620	4.800% due 08/15/38 (Þ)	1,320	1,274
6.875% due 01/10/39	1,780	2,012	Halliburton Co.
			3.800% due 11/15/25	500	486
General Mills, Inc.			4.850% due 11/15/35	700	702
3.150% due 12/15/21	1,398	1,376
General Motors Co.			Hanesbrands, Inc.
4.875% due 10/02/23	2,300	2,328	4.625% due 05/15/24 (Þ)	40	38
6.250% due 10/02/43	450	431	4.875% due 05/15/26 (Þ)	160	152
General Motors Financial Co. , Inc.			Harris Corp.
2.450% due 11/06/20	170	165	4.854% due 04/27/35	250	254
4.375% due 09/25/21	150	151	5.054% due 04/27/45	260	267
3.450% due 04/10/22	1,910	1,858	HCA, Inc.
4.250% due 05/15/23	100	99	5.250% due 04/15/25	250	255
			4.500% due 02/15/27	70	68
Genworth Holdings, Inc.			5.625% due 09/01/28	170	168
7.200% due 02/15/21	490	497
			5.500% due 06/15/47	90	89
Series .
4.900% due 08/15/23	180	158	Hess Corp.
			6.000% due 01/15/40	975	960
Gilead Sciences, Inc.
2.550% due 09/01/20	2,210	2,183	Hewlett Packard Enterprise Co.
3.650% due 03/01/26	170	165	3.500% due 10/05/21	2,315	2,308
4.750% due 03/01/46	615	593	6.000% due 09/15/41	1,228	1,211
GlaxoSmithKline Capital, Inc.			Hilton Domestic Operating Co. , Inc.
2.800% due 03/18/23	1,415	1,371	5.125% due 05/01/26 (Þ)	100	98
			Hilton Worldwide Finance LLC / Hilton
3.375% due 05/15/23	1,320	1,307	Worldwide Finance Corp.
Glencore Funding LLC			Series WI
2.875% due 04/16/20 (Þ)	120	118	4.625% due 04/01/25	20	19

See accompanying notes which are an integral part of the financial statements.

440 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Home Depot, Inc. (The)			JPMorgan Chase & Co.
2.625% due 06/01/22	1,315	1,284	2.750% due 06/23/20	2,055	2,035
Honeywell International, Inc.			4.400% due 07/22/20	1,206	1,226
1.850% due 11/01/21	3,049	2,923	2.550% due 03/01/21	3,500	3,430
HSBC Bank NA			2.877% due 03/09/21 (Ê)	10,410	10,422
Series BKNT			4.350% due 08/15/21	900	920
4.875% due 08/24/20	300	307	3.875% due 09/10/24	5,201	5,111
5.875% due 11/01/34	2,665	2,970	4.125% due 12/15/26	1,600	1,567
Humana, Inc.			4.250% due 10/01/27	210	206
3.150% due 12/01/22	100	97	4.203% due 07/23/29 (Ê)	2,225	2,192
3.950% due 03/15/27	330	320	6.400% due 05/15/38	548	659
4.625% due 12/01/42	150	144	4.950% due 06/01/45	700	708
4.950% due 10/01/44	120	121	Keurig Dr Pepper, Inc.
4.800% due 03/15/47	30	29	4.057% due 05/25/23 (Þ)	1,820	1,809
IBM Credit LLC			Kinder Morgan Energy Partners, LP
1.800% due 01/20/21	1,342	1,297	3.500% due 03/01/21	160	159
2.729% due 01/20/21 (Ê)	4,000	4,009	7.500% due 11/15/40	1,130	1,355
Intel Corp.			Kinder Morgan, Inc.
3.300% due 10/01/21	1,277	1,278	4.300% due 03/01/28	950	918
2.875% due 05/11/24	1,660	1,600	5.550% due 06/01/45	505	510
3.700% due 07/29/25	150	150	KKR Group Finance Co. II LLC
Series WI			5.500% due 02/01/43 (Þ)	50	50
3.734% due 12/08/47	108	96	KKR Group Finance Co. III LLC
Intercontinental Exchange, Inc.			5.125% due 06/01/44 (Þ)	1,955	1,895
3.450% due 09/21/23	1,350	1,341	Kohl's Corp.
3.750% due 09/21/28	1,350	1,324	5.550% due 07/17/45	3,870	3,628
4.250% due 09/21/48	1,060	990	Kraft Heinz Foods Co.
International Lease Finance Corp.			4.000% due 06/15/23	30	30
5.875% due 08/15/22	1,370	1,443	4.875% due 02/15/25 (Þ)	4,594	4,660
International Paper Co.			4.625% due 01/30/29	690	673
8.700% due 06/15/38	1,395	1,866	6.875% due 01/26/39	1,440	1,631
5.150% due 05/15/46	1,318	1,266	5.000% due 06/04/42	80	73
Interpublic Group of Cos. , Inc. (The)			Series WI
3.750% due 10/01/21	1,975	1,974	3.500% due 07/15/22	170	168
Interstate Power & Light Co.			3.950% due 07/15/25	10	10
6.250% due 07/15/39	960	1,162	3.000% due 06/01/26	380	339
Jackson National Life Global Funding			5.000% due 07/15/35	1,487	1,409
2.809% due 04/27/20 (Ê)(Þ)	15,400	15,402	5.200% due 07/15/45	150	141
Series 144a			Kroger Co. (The)
2.600% due 12/09/20 (Þ)	1,340	1,320	5.150% due 08/01/43	150	143
JC Penney Corp. , Inc.			L Brands, Inc.
7.400% due 04/01/37	525	210	6.950% due 03/01/33	249	196
Jefferies Group LLC			L3 Technologies, Inc.
6.500% due 01/20/43	1,223	1,223	3.850% due 06/15/23	1,345	1,341
Jefferies Group LLC / Jefferies Group			Lamb Weston Holdings, Inc.
Capital Finance, Inc.			4.875% due 11/01/26 (Þ)	350	338
4.150% due 01/23/30	1,309	1,142	Land O' Lakes, Inc.
John Deere Capital Corp.			6.000% due 11/15/22 (Þ)	3,820	3,940
2.375% due 07/14/20	1,361	1,346	Land O'Lakes Capital Trust I
Series DMTN			7.450% due 03/15/28 (Þ)	865	934
2.350% due 01/08/21	965	949	Lennar Corp.
Series MTN			4.500% due 04/30/24	220	210
2.807% due 09/08/22 (Ê)	4,245	4,251	4.750% due 05/30/25	50	48
Johnson & Johnson			Series WI
2.250% due 03/03/22	2,200	2,137	5.000% due 06/15/27	30	28
3.625% due 03/03/37	350	325	4.750% due 11/29/27	700	653

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 441

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Leucadia National Corp.			3.750% due 02/12/45	1,000	927
5.500% due 10/18/23	1,211	1,253	MidAmerican Energy Co.
Life Technologies Corp.			3.500% due 10/15/24	2,787	2,777
6.000% due 03/01/20	1,198	1,236	Mondelez International, Inc.
Limited. Brands, Inc.			3.625% due 05/07/23	1,380	1,363
7.600% due 07/15/37	175	139	Morgan Stanley
Lockheed Martin Corp.			3.887% due 10/24/23 (Ê)	3,420	3,482
4.500% due 05/15/36	100	101	3.737% due 04/24/24 (Ê)	1,000	988
Series 10YR			Series GMTN
3.550% due 01/15/26	600	586	3.750% due 02/25/23	2,755	2,736
Lowe's Cos. , Inc.			3.772% due 01/24/29 (Ê)	2,410	2,284
3.800% due 11/15/21	1,266	1,282	MPLX, LP
LyondellBasell Industries NV			4.500% due 04/15/38	2,640	2,352
5.750% due 04/15/24	1,247	1,333	4.700% due 04/15/48	770	677
Maple Escrow Subsidiary, Inc.			Series WI
4.417% due 05/25/25 (Þ)	1,890	1,868	4.500% due 07/15/23	850	863
4.597% due 05/25/28 (Þ)	1,261	1,243	4.875% due 06/01/25	350	357
Marathon Petroleum Corp.			MPT Operating Partnership, LP / MPT
5.000% due 09/15/54	1,365	1,261	Finance Corp.
			5.500% due 05/01/24	1,215	1,227
Marvell Technology Group, Ltd.
4.200% due 06/22/23	1,490	1,473	Murphy Oil Corp.
			5.875% due 12/01/42	130	116
Masco Corp.
4.375% due 04/01/26	1,367	1,348	Mutual of Omaha Insurance Co.
			4.297% due 07/15/54 (Ê)(Þ)	1,125	1,117
MassMutual Global Funding II
1.950% due 09/22/20 (Þ)	6,570	6,415	National Oilwell Varco, Inc.
			2.600% due 12/01/22	1,970	1,866
Mattel, Inc.
2.350% due 08/15/21	500	449	Navient Corp.
McDonald's Corp.			Series MTN
3.350% due 04/01/23	1,400	1,376	8.000% due 03/25/20	1,031	1,076
3.700% due 01/30/26	400	390	5.625% due 08/01/33	113	92
3.500% due 03/01/27	240	229	NBCUniversal Media LLC
			4.375% due 04/01/21	2,335	2,384
MDC Holdings, Inc.
6.000% due 01/15/43	392	314	NCL Corp. , Ltd.
			4.750% due 12/15/21 (Þ)	170	170
Medtronic, Inc.
Series WI			Nevada Power Co.
2.500% due 03/15/20	1,207	1,197	5.450% due 05/15/41	1,148	1,258
3.500% due 03/15/25	1,000	979	New Albertsons, LP
			7.450% due 08/01/29	140	118
Merck & Co. , Inc.
2.750% due 02/10/25	300	285	Series MTNC
			6.625% due 06/01/28	400	308
Mercury General Corp.
4.400% due 03/15/27	1,180	1,125	New Cingular Wireless Services, Inc.
			8.750% due 03/01/31	953	1,261
MetLife, Inc.
6.400% due 12/15/36	670	695	Newell Brands, Inc.
			3.150% due 04/01/21	37	36
Metropolitan Life Global Funding I
2.500% due 12/03/20 (Þ)	2,000	1,966	3.850% due 04/01/23	400	388
2.638% due 01/08/21 (Ê)(Þ)	9,400	9,390	4.200% due 04/01/26	250	230
MGM Growth Properties LLC / MGM			5.500% due 04/01/46	3,655	3,150
Finance Co.			Series WI
Series WI			5.000% due 11/15/23	4,149	4,135
5.625% due 05/01/24	60	60	NextEra Energy Capital Holdings, Inc.
Microsoft Corp.			3.625% due 06/15/23	1,190	1,174
2.875% due 02/06/24	2,279	2,209	NGPL PipeCo LLC
2.700% due 02/12/25	240	228	4.375% due 08/15/22 (Þ)	1,440	1,422
2.400% due 08/08/26	1,350	1,231	7.768% due 12/15/37 (Þ)	227	266
3.300% due 02/06/27	1,200	1,164	Noble Energy, Inc.
3.450% due 08/08/36	20	18	3.900% due 11/15/24	1,000	972

See accompanying notes which are an integral part of the financial statements.

442 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.850% due 01/15/28	390	358	Series NCD
5.250% due 11/15/43	100	93	2.375% due 08/17/22	2,791	2,671
4.950% due 08/15/47	190	172	Phillips 66
Norfolk Southern Corp.			5.875% due 05/01/42	1,022	1,114
2.400% due 05/17/22	1,382	1,336	PNC Bank NA
5.100% due 08/01/18	1,191	1,119	2.500% due 01/22/21	1,197	1,174
Series 0006			PNC Funding Corp.
1.800% due 02/14/20	2,580	2,541	5.125% due 02/08/20	1,234	1,262
Northern Natural Gas Co.			Precision Castparts Corp.
4.300% due 01/15/49 (Þ)	1,322	1,237	2.500% due 01/15/23	1,346	1,293
Northrop Grumman Corp.			Prime Security Services Borrower LLC /
2.930% due 01/15/25	440	415	Prime Finance, Inc.
Series F0TZ			9.250% due 05/15/23 (Þ)	268	283
3.250% due 01/15/28	1,130	1,043	Procter & Gamble Co. (The)
Northwest Airlines Pass-Through Trust			2.811% due 11/01/19 (Ê)	1,580	1,584
Series 07-1			1.700% due 11/03/21	1,343	1,286
7.027% due 11/01/19	1,720	1,780	Progress Energy, Inc.
NuStar Logistics, LP			4.400% due 01/15/21	200	203
4.800% due 09/01/20	350	349	7.750% due 03/01/31	956	1,237
NVR, Inc.			Protective Life Global Funding
3.950% due 09/15/22	1,380	1,372	2.700% due 11/25/20 (Þ)	1,100	1,085
Occidental Petroleum Corp.			Prudential Financial, Inc.
3.125% due 02/15/22	200	197	5.700% due 09/15/48 (Ê)	1,445	1,399
3.400% due 04/15/26	350	339	PSEG Power LLC
3.000% due 02/15/27	870	815	8.625% due 04/15/31	896	1,156
4.625% due 06/15/45	200	200	Public Service Electric & Gas Co.
4.400% due 04/15/46	150	145	3.250% due 09/01/23	960	948
4.100% due 02/15/47	1,010	928	3.700% due 05/01/28	920	906
Oceaneering International, Inc.			PulteGroup, Inc.
4.650% due 11/15/24	422	392	6.000% due 02/15/35	350	317
Oracle Corp.			QEP Resources, Inc.
2.625% due 02/15/23	1,401	1,350	5.625% due 03/01/26	10	9
2.950% due 05/15/25	1,150	1,091	QUALCOMM, Inc.
2.650% due 07/15/26	1,250	1,143	Series 0002
Owens & Minor, Inc.			4.300% due 05/20/47	1,140	1,022
4.375% due 12/15/24	406	343	Series 000A
Pacific Gas & Electric Co.			2.600% due 01/30/23	2,390	2,287
6.050% due 03/01/34	2,926	3,133	QVC, Inc.
5.800% due 03/01/37	400	419	4.375% due 03/15/23	2,110	2,072
Pacific Life Insurance Co.			Qwest Capital Funding, Inc.
4.300% due 10/24/67 (Ê)(Þ)	1,265	1,108	7.750% due 02/15/31	300	270
PacifiCorp			Qwest Corp.
6.000% due 01/15/39	1,073	1,287	6.875% due 09/15/33	751	727
PepsiCo, Inc.			Range Resources Corp.
2.750% due 03/01/23	1,280	1,243	5.000% due 03/15/23	300	290
Petroleos Mexicanos			Series WI
6.500% due 01/23/29 (Þ)	310	296	4.875% due 05/15/25	40	37
			Regency Energy Partners, LP / Regency
Pfizer, Inc.			Energy Finance Corp.
1.950% due 06/03/21	2,000	1,941	5.875% due 03/01/22	400	421
Philip Morris International, Inc.
1.875% due 11/01/19	780	771	Reliance Holding USA, Inc.
			4.500% due 10/19/20 (Þ)	1,238	1,250
2.000% due 02/21/20	6,285	6,191	Reliance Standard Life Global Funding
2.500% due 08/22/22	600	576	II
2.500% due 11/02/22	220	211	2.500% due 01/15/20 (Þ)	2,845	2,817
6.375% due 05/16/38	1,505	1,744	Reynolds American, Inc.
4.500% due 03/20/42	220	207	6.875% due 05/01/20	880	923

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 443

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.250% due 06/12/20	250	249	Sprint Capital Corp.
8.125% due 05/01/40	1,935	2,447	8.750% due 03/15/32	1,824	1,984
5.850% due 08/15/45	310	318	Sprint Spectrum Co. LLC / Sprint
Reynolds Group Issuer, Inc. / Reynolds			Spectrum Co. II LLC / Sprint
Group Issuer LLC			Spectrum Co. III LLC
5.750% due 10/15/20	339	339	3.360% due 09/20/21 (Þ)	1,425	1,411
6.875% due 02/15/21	128	129	4.738% due 03/20/25 (Þ)	4,750	4,744
Rite Aid Corp.			Starbucks Corp.
7.700% due 02/15/27	200	140	2.200% due 11/22/20	1,324	1,295
Roche Holdings, Inc.			3.800% due 08/15/25	2,335	2,267
2.875% due 09/29/21 (Þ)	1,273	1,258	Sunoco Logistics Partners Operations,
Rohm & Haas Co.			LP
7.850% due 07/15/29	966	1,214	5.400% due 10/01/47	1,020	929
Roper Technologies, Inc.			SunTrust Bank
2.800% due 12/15/21	1,270	1,237	Series BKNT
Rowan Cos. , Inc.			4.050% due 11/03/25	1,135	1,136
4.750% due 01/15/24	420	364	Symantec Corp.
7.375% due 06/15/25	110	105	3.950% due 06/15/22	492	476
Ryder System, Inc.			Sysco Corp.
3.500% due 06/01/21	970	966	2.500% due 07/15/21	1,330	1,295
Sabine Pass Liquefaction LLC			Talen Energy Supply LLC
			4.600% due 12/15/21	350	328
Series WI			Targa Resources Partners, LP / Targa
5.750% due 05/15/24	2,620	2,774	Resources Partners Finance Corp.
5.000% due 03/15/27	1,130	1,135	4.250% due 11/15/23	120	115
Safeway, Inc.			5.875% due 04/15/26 (Þ)	90	91
7.250% due 02/01/31	220	217	5.375% due 02/01/27	40	39
Salesforce. com, Inc.			Teachers Insurance & Annuity
3.250% due 04/11/23	390	386	Association of America
3.700% due 04/11/28	130	127	4.900% due 09/15/44 (Þ)	400	413
Santander Holdings USA, Inc.			4.375% due 09/15/54 (Ê)(Þ)	200	199
4.500% due 07/17/25	100	98	Tenet Healthcare Corp.
Schlumberger Holdings Corp.			6.875% due 11/15/31	324	287
4.000% due 12/21/25 (Þ)	300	297	Tennessee Gas Pipeline Co. LLC
Sealed Air Corp.			8.375% due 06/15/32	1,815	2,241
6.875% due 07/15/33 (Þ)	261	269	Thermo Fisher Scientific, Inc.
Select Income REIT			2.950% due 09/19/26	1,329	1,214
4.250% due 05/15/24	1,510	1,439	TIAA Asset Management Finance Co.
Sempra Energy			LLC
3.550% due 06/15/24	1,250	1,219	2.950% due 11/01/19 (Þ)	230	230
Sherwin-Williams Co. (The)			Time Warner Cable LLC
2.250% due 05/15/20	1,925	1,892	4.125% due 02/15/21	1,000	1,003
			7.300% due 07/01/38	1,430	1,577
Series WI			5.875% due 11/15/40	540	516
3.950% due 01/15/26	1,303	1,279
			Time Warner Entertainment Co. , LP
Sierra Pacific Power Co.			8.375% due 03/15/23	1,057	1,218
Series WI
2.600% due 05/01/26	1,246	1,140	Time Warner, Inc.
			4.750% due 03/29/21	2,320	2,381
South Carolina Electric & Gas Co.			3.800% due 02/15/27	330	309
3.500% due 08/15/21	1,280	1,277
4.250% due 08/15/28	1,150	1,143	TJX Cos. , Inc. (The)
4.600% due 06/15/43	480	463	2.750% due 06/15/21	1,309	1,288
Southern Natural Gas Co. LLC /			2.250% due 09/15/26	90	80
Southern Natural Issuing Corp.			Toll Brothers Finance Corp.
4.400% due 06/15/21	1,120	1,138	4.375% due 04/15/23	160	154
Southern Power Co.			Toyota Motor Credit Corp.
5.150% due 09/15/41	1,250	1,229	2.459% due 11/14/19 (Ê)	6,700	6,700
Southwest Airlines Co.			Series GMTN
2.650% due 11/05/20	1,160	1,146	2.800% due 07/13/22	1,305	1,275

See accompanying notes which are an integral part of the financial statements.

444 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Transcontinental Gas Pipe Line Co. LLC			Valeant Pharmaceuticals International,
Series WI			Inc.
7.850% due 02/01/26	800	960	5.625% due 12/01/21 (Þ)	150	148
			5.500% due 03/01/23 (Þ)	680	644
Transocean, Inc.
6.800% due 03/15/38	179	144	9.000% due 12/15/25 (Þ)	150	156
			9.250% due 04/01/26 (Þ)	110	115
Tyson Foods, Inc.
3.900% due 09/28/23	1,355	1,355	Valero Energy Corp.
3.950% due 08/15/24	1,279	1,272	10.500% due 03/15/39	800	1,214
Under Armour, Inc.			Valmont Industries, Inc.
3.250% due 06/15/26	272	239	5.250% due 10/01/54	1,424	1,214
Unilever Capital Corp.			Verizon Communications, Inc.
1.375% due 07/28/21	1,371	1,302	3.500% due 11/01/24	1,550	1,516
3.000% due 03/07/22	4,010	3,965	2.625% due 08/15/26	150	135
			7.750% due 12/01/30	3,225	4,086
Union Pacific Corp.			4.500% due 08/10/33	1,110	1,078
3.750% due 07/15/25	280	278
3.950% due 09/10/28	890	876	5.250% due 03/16/37	890	915
4.500% due 09/10/48	730	707	5.500% due 03/16/47	50	52
Union Pacific Railroad Co. Pass-Through			Series WI
Trust			2.946% due 03/15/22	1,330	1,301
Series 06-1			3.376% due 02/15/25	961	928
5.866% due 07/02/30	679	735	4.329% due 09/21/28	576	571
United Airlines Pass-Through Trust			4.672% due 03/15/55	1,770	1,595
3.650% due 01/07/26	1,823	1,760	Viacom, Inc.
Series B			3.875% due 04/01/24	150	146
4.600% due 03/01/26	1,035	1,043	6.250% due 02/28/57 (Ê)	3,035	2,926
United Parcel Service, Inc.			Virginia Electric & Power Co.
2.500% due 04/01/23	190	182	Series B
2.800% due 11/15/24	1,347	1,286	2.950% due 11/15/26	2,440	2,282
3.050% due 11/15/27	130	122	Series C
United Rentals NA, Inc.			4.000% due 11/15/46	1,165	1,069
5.750% due 11/15/24	380	381	Visa, Inc.
6.500% due 12/15/26	110	111	2.200% due 12/14/20	1,320	1,293
4.875% due 01/15/28	100	90	3.150% due 12/14/25	1,000	962
United Technologies Corp.			4.300% due 12/14/45	1,460	1,445
1.950% due 11/01/21	1,351	1,292	VOC Escrow, Ltd.
3.100% due 06/01/22	1,000	981	5.000% due 02/15/28 (Þ)	310	291
3.650% due 08/16/23	1,210	1,196	Wachovia Capital Trust II
4.125% due 11/16/28	390	384	2.936% due 01/15/27 (Ê)	1,755	1,597
4.500% due 06/01/42	200	190	Walgreen Co.
UnitedHealth Group, Inc.			4.400% due 09/15/42	1,405	1,240
2.700% due 07/15/20	1,666	1,653	Walgreens Boots Alliance, Inc.
3.875% due 10/15/20	100	101	3.450% due 06/01/26	1,871	1,731
2.875% due 12/15/21	240	237	Walmart, Inc.
5.700% due 10/15/40	400	459	1.900% due 12/15/20	1,326	1,293
Universal Health Services, Inc.			2.596% due 06/23/21 (Ê)	1,025	1,029
4.750% due 08/01/22 (Þ)	1,330	1,330	3.700% due 06/26/28	810	798
Univision Communications, Inc.			Walt Disney Co. (The)
5.125% due 02/15/25 (Þ)	380	347	2.506% due 06/05/20 (Ê)	6,000	6,012
US Airways Pass-Through Trust			2.750% due 08/16/21	1,302	1,283
Series 2012-1 Class A			Warner Media LLC
5.900% due 10/01/24	2,059	2,203	3.875% due 01/15/26	1,248	1,196
Series A Class A			Washington Prime Group, LP
7.125% due 10/22/23 (Š)	1,902	2,083	5.950% due 08/15/24	1,367	1,262
US Bank NA			Waste Management, Inc.
Series BKNT			3.500% due 05/15/24	1,200	1,173
3.150% due 04/26/21	8,755	8,719	WEA Finance LLC / Westfield UK &
			Europe Finance PLC

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 445

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.250% due 10/05/20 (Þ)	1,025	1,020	4.750% due 03/15/45	41	38
Wells Fargo & Co.			AerCap Ireland Capital, Ltd. / AerCap
3.327% due 12/07/20 (Ê)	3,670	3,716	Global Aviation Trust
2.500% due 03/04/21	1,000	975	3.300% due 01/23/23	1,750	1,681
4.600% due 04/01/21	1,500	1,534	Series WI
3.069% due 01/24/23	1,125	1,090	5.000% due 10/01/21	1,920	1,971
3.757% due 10/31/23 (Ê)	9,430	9,562	Alcoa Nederland Holding BV
3.000% due 04/22/26	2,000	1,843	7.000% due 09/30/26 (Þ)	300	317
3.000% due 10/23/26	1,670	1,529	6.125% due 05/15/28 (Þ)	250	249
5.375% due 11/02/43	200	206	Alibaba Group Holding, Ltd.
4.400% due 06/14/46	160	145	2.800% due 06/06/23	1,440	1,379
4.750% due 12/07/46	2,820	2,691	Series WI
Series GMTN			3.125% due 11/28/21	1,363	1,345
2.600% due 07/22/20	2,045	2,018	Alimentation Couche-Tard, Inc.
4.300% due 07/22/27	2,160	2,121	3.550% due 07/26/27 (Þ)	1,287	1,190
4.900% due 11/17/45	1,700	1,650	ALROSA Finance SA
Western Gas Partners, LP			7.750% due 11/03/20 (Þ)	1,197	1,273
4.650% due 07/01/26	240	234	Ambac LSNI LLC
Westvaco Corp.			7.396% due 02/12/23 (Ê)(Þ)	15,896	16,073
8.200% due 01/15/30	1,021	1,304	America Movil SAB de CV
Whiting Petroleum Corp.			5.000% due 03/30/20	3,091	3,149
Series WI			3.125% due 07/16/22	1,480	1,439
6.625% due 01/15/26	70	70	Anglo American Capital PLC
Williams Cos. , Inc. (The)			3.750% due 04/10/22 (Þ)	380	375
5.250% due 03/15/20	190	194	3.625% due 09/11/24 (Þ)	550	519
3.600% due 03/15/22	1,000	984	4.750% due 04/10/27 (Þ)	250	241
4.550% due 06/24/24	1,125	1,132	ArcelorMittal
7.750% due 06/15/31	300	358	6.250% due 02/25/22	360	382
5.800% due 11/15/43	1,070	1,111	Argentine Republic Government
			International Bond
Series A			5.625% due 01/26/22	2,660	2,394
7.500% due 01/15/31	130	154	6.875% due 01/11/48	1,470	1,084
Wyndham Destinations, Inc.
5.625% due 03/01/21	657	666	Series WI
			6.875% due 04/22/21	290	278
Xerox Corp.			7.500% due 04/22/26	290	255
6.750% due 12/15/39	1,271	1,112
			AstraZeneca PLC
Yum! Brands, Inc.			2.375% due 11/16/20	3,035	2,980
3.875% due 11/01/23	604	571	2.375% due 06/12/22	965	920
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ)	620	600	Athene Holding, Ltd.
			4.125% due 01/12/28	1,735	1,591
		925,800	Australia & New Zealand Banking
International Debt - 8.6%			Group, Ltd.
1011778 B. C. Unlimited Liability Co. /			2.822% due 08/19/20 (Ê)(Þ)	3,526	3,541
New Red Finance, Inc.			Bacardi, Ltd.
5.000% due 10/15/25 (Þ)	240	225	5.300% due 05/15/48 (Þ)	2,210	2,055
1011778 B. C. Unlimited Liability Co.
1st Lien Term Loan B			Banco de Bogota SA
4.552% due 02/17/24 (Ê)	399	398	Series EMTQ
ABN AMRO Bank NV			4.375% due 08/03/27 (Þ)	1,424	1,326
4.750% due 07/28/25 (Þ)	400	397	Banco Santander SA
Abu Dhabi Government International			3.545% due 04/12/23 (Ê)	200	201
Bond			3.848% due 04/12/23	600	581
Series C			4.379% due 04/12/28	1,200	1,118
2.500% due 10/11/22 (Þ)	1,030	987	Bancolombia SA
Actavis Funding SCS			5.950% due 06/03/21	3,933	4,069
3.450% due 03/15/22	250	246	Bangkok Bank Public Co. , Ltd.
3.800% due 03/15/25	1,100	1,060	4.800% due 10/18/20 (Þ)	1,299	1,325
4.550% due 03/15/35	50	47	Banistmo SA

See accompanying notes which are an integral part of the financial statements.

446 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series MTQ0			2.100% due 10/05/20	1,325	1,295
3.650% due 09/19/22 (Þ)	1,292	1,224	3.500% due 09/13/23	3,269	3,227
Bank of Montreal			Canadian Oil Sands, Ltd.
1.900% due 08/27/21	2,885	2,765	4.500% due 04/01/22 (Þ)	3,740	3,775
3.803% due 12/15/32 (Ê)	120	110	Cedar Funding VI CLO, Ltd.
Bank of Nova Scotia (The)			Series 2018-6A Class AR
Series BKNT			3.559% due 10/20/28 (Ê)(Þ)	6,785	6,785
2.500% due 01/08/21	560	550	Celulosa Arauco y Constitucion SA
3.125% due 04/20/21	1,250	1,241	Series WI
Banque Federative du Credit Mutuel SA			5.500% due 11/02/47	1,297	1,248
2.200% due 07/20/20 (Þ)	240	235	Cencosud SA
Barclays Bank PLC			4.375% due 07/17/27 (Þ)	1,411	1,242
6.278% due 12/29/49 (Ê)(ƒ)	215	217	Cenovus Energy, Inc.
Barclays PLC			6.750% due 11/15/39	640	683
4.338% due 05/16/24 (Ê)	2,700	2,653	Series WI
4.972% due 05/16/29 (Ê)	3,355	3,257	4.250% due 04/15/27	2,690	2,536
4.950% due 01/10/47	1,444	1,287	Colombia Government International
BAT International Finance PLC			Bond
2.750% due 06/15/20 (Þ)	1,354	1,338	5.625% due 02/26/44	1,720	1,759
Bharti Airtel, Ltd.			Commonwealth Bank of Australia
4.375% due 06/10/25 (Þ)	730	655	3.900% due 07/12/47 (Þ)	700	623
BHP Billiton Finance USA, Ltd.			Cooperatieve Rabobank UA
2.875% due 02/24/22	49	48	4.750% due 01/15/20 (Þ)	610	621
5.000% due 09/30/43	300	322	4.625% due 12/01/23	900	908
6.750% due 10/19/75 (Ê)(Þ)	1,600	1,732	4.375% due 08/04/25	2,850	2,793
Bluemountain CLO, Ltd.			11.000% due 06/29/49 (Ê)(ƒ)(Þ)	400	418
Series 2017-2A Class A1R			Credit Agricole SA
2.539% due 10/22/30 (Ê)(Þ)	2,380	2,385	8.375% due 10/29/49 (Ê)(ƒ)(Þ)	600	621
BNP Paribas SA			Credit Suisse Group AG
4.625% due 03/13/27 (Þ)	450	435	3.869% due 01/12/29 (Ê)(Þ)	370	343
4.400% due 08/14/28 (Þ)	1,490	1,431	6.250% due 12/31/49 (Ê)(ƒ)(Þ)	2,815	2,739
4.375% due 03/01/33 (Ê)(Þ)	240	223	Credit Suisse Group Funding Guernsey,
			Ltd.
BOC Aviation, Ltd.			Series WI
3.000% due 03/30/20 (Þ)	1,291	1,278	4.875% due 05/15/45	1,000	978
Bombardier, Inc.			Danone SA
7.450% due 05/01/34 (Þ)	200	194	2.077% due 11/02/21 (Þ)	750	717
BP Capital Markets PLC			2.589% due 11/02/23 (Þ)	1,120	1,053
4.500% due 10/01/20	1,200	1,226
3.245% due 05/06/22	100	99	Danske Bank A/S
			2.831% due 03/02/20 (Ê)(Þ)	4,600	4,595
3.216% due 11/28/23	3,280	3,194
3.119% due 05/04/26	800	753	Deutsche Bank AG
			4.500% due 04/01/25	693	635
Braskem Netherlands Finance BV			Deutsche Telekom International Finance
3.500% due 01/10/23 (Þ)	2,590	2,440	BV
4.500% due 01/10/28 (Þ)	1,635	1,510	1.950% due 09/19/21 (Þ)	1,433	1,365
Brazil Government International Bond			2.820% due 01/19/22 (Þ)	160	156
4.625% due 01/13/28	3,460	3,251	4.375% due 06/21/28 (Þ)	1,155	1,131
5.625% due 01/07/41	2,360	2,172	DNB Nor Bank ASA
5.000% due 01/27/45	2,240	1,870	Series YCD
British Telecommunications PLC			2.561% due 02/10/20 (Ê)(~)	4,000	4,000
9.625% due 12/15/30	200	279	DP World, Ltd.
Brookfield Finance LLC			5.625% due 09/25/48 (Þ)	780	737
4.000% due 04/01/24	1,297	1,287	Dryden 37 Senior Loan Fund
Brookfield Finance, Inc.			Series 2017-37A Class AR
4.250% due 06/02/26	1,315	1,283	3.536% due 01/15/31 (Ê)(Þ)	8,387	8,382
Canadian Imperial Bank of Commerce			Dryden XXVIII Senior Loan Fund
Series BKNT			Series 2017-28A Class A1LR

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 447

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.514% due 08/15/30 (Ê)(Þ)	6,071	6,072	3.500% due 01/11/28	440	396
ECAF, Ltd.			5.125% due 01/15/45 (Þ)	410	385
Series 2015-1A Class A1			5.250% due 01/08/47 (Þ)	200	192
3.473% due 06/15/40 (Þ)	2,091	2,069	4.350% due 01/11/48	490	420
Ecopetrol SA			Series DmtN
5.875% due 05/28/45	1,710	1,628	3.850% due 07/18/27 (Þ)	200	185
Ecuador Government International Bond			Series REGS
7.875% due 01/23/28 (Þ)	500	418	3.750% due 04/25/22	1,380	1,354
Egypt Government International Bond			5.125% due 01/15/45	400	376
5.577% due 02/21/23 (Þ)	550	525	ING Bank NV
Electricite de France SA			5.800% due 09/25/23 (Þ)	5,165	5,408
6.000% due 01/22/14 (Þ)	1,180	1,140	Intesa Sanpaolo SpA
Empresa Electrica Angamos SA			3.125% due 07/14/22 (Þ)	500	454
4.875% due 05/25/29 (Þ)	1,335	1,301	3.375% due 01/12/23 (Þ)	280	253
Enbridge, Inc.			5.017% due 06/26/24 (Þ)	1,840	1,622
3.700% due 07/15/27	1,343	1,262	5.710% due 01/15/26 (Þ)	400	355
5.500% due 07/15/77 (Ê)	300	267	3.875% due 07/14/27 (Þ)	1,120	925
Enel Finance International NV			3.875% due 01/12/28 (Þ)	1,688	1,375
4.625% due 09/14/25 (Þ)	3,595	3,399	4.375% due 01/12/48 (Þ)	600	432
Series 658A			Inversiones CMPC SA
3.500% due 04/06/28 (Þ)	1,321	1,110	4.500% due 04/25/22 (Þ)	1,128	1,132
Eni SpA			KazMunajGaz
Series X-R			6.375% due 10/24/48 (Þ)	250	254
4.000% due 09/12/23 (Þ)	3,510	3,436	Kenya Government International Bond
Ensco PLC			7.250% due 02/28/28 (Þ)	250	236
5.750% due 10/01/44	70	49	Series REGS
Equate Petrochemical BV			6.875% due 06/24/24	420	409
4.250% due 11/03/26 (Þ)	460	445	Korea Hydro & Nuclear Power Co. , Ltd.
ESAL GmbH			4.750% due 07/13/21 (Þ)	1,316	1,351
6.250% due 02/05/23 (Þ)	2,420	2,378	Korea Southern Power Co. , Ltd.
Four Seasons Hotels, Ltd. 1st Lien Term			3.000% due 01/29/21 (Þ)	1,313	1,291
Loan B			Kuwait Government International Bond
4.302% due 06/27/20 (Ê)	375	375	3.500% due 03/20/27 (Þ)	1,050	1,020
Gazprom Capital SA			Lloyds Banking Group PLC
3.850% due 02/06/20 (Þ)	1,178	1,171	4.500% due 11/04/24	600	586
GE Capital International Funding Co.			4.375% due 03/22/28	200	191
Unlimited Co			4.550% due 08/16/28	200	193
Series WI			3.574% due 11/07/28 (Ê)	200	180
2.342% due 11/15/20	1,295	1,255
			Series 144a
GlaxoSmithKline Capital PLC			6.657% due 12/31/49 (Ê)(ƒ)(Þ)	254	257
2.850% due 05/08/22	1,803	1,762
			Lloyds TSB Bank PLC
Greenwood Park CLO, Ltd.			6.500% due 09/14/20 (Þ)	1,175	1,230
Series 2018-1A Class A2			Lukoil International Finance BV
3.446% due 04/15/31 (Ê)(Þ)	3,133	3,126	6.125% due 11/09/20 (Þ)	2,480	2,565
HSBC Bank PLC			4.563% due 04/24/23 (Þ)	1,315	1,292
7.650% due 05/01/25	2,460	2,840	LYB International Finance BV
HSBC Holdings PLC			4.000% due 07/15/23	1,294	1,294
3.400% due 03/08/21	2,000	1,990
4.250% due 08/18/25	670	652	Marks And Spencer PLC
			7.125% due 12/01/37 (Þ)	1,060	1,109
3.900% due 05/25/26	1,160	1,115
			Medtronic Global Holdings SCA
4.583% due 06/19/29 (Ê)	1,380	1,366	3.350% due 04/01/27	560	538
6.250% due 12/31/99 (Ê)(ƒ)	710	690
6.500% due 12/31/99 (Ê)(ƒ)	710	667	Mexico Generadora de Energia S de rl
			5.500% due 12/06/32 (Þ)	1,179	1,144
Series .
2.922% due 05/18/21 (Ê)	4,740	4,745	Mexico Government International Bond
Indonesia Government International			4.350% due 01/15/47	2,870	2,396
Bond			Mitsubishi UFJ Financial Group, Inc.

See accompanying notes which are an integral part of the financial statements.

448 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.998% due 02/22/22	310	304	2.926% due 06/24/22 (Ê)(Þ)	3,700	3,694
Myriad International Holdings BV			Royal Bank of Canada
6.000% due 07/18/20 (Þ)	1,332	1,374	2.150% due 10/26/20	350	342
4.850% due 07/06/27 (Þ)	750	724	Series GMTN
National Bank of Canada			2.701% due 03/02/20 (Ê)	6,715	6,728
Series 575			2.150% due 03/06/20	1,309	1,293
2.150% due 06/12/20	1,385	1,360	3.200% due 04/30/21	400	398
New Gold, Inc.			Royal Bank of Scotland Group PLC
6.250% due 11/15/22 (Þ)	1,155	1,005	6.125% due 12/15/22	500	517
Nigeria Government International Bond			3.875% due 09/12/23	3,555	3,420
6.500% due 11/28/27 (Þ)	300	275	5.125% due 05/28/24	1,500	1,485
7.143% due 02/23/30 (Þ)	320	294	4.519% due 06/25/24 (Ê)	200	198
Noble Holding International, Ltd.			7.648% due 09/30/49 (Ê)(ƒ)	350	437
7.950% due 04/01/25	240	219	Sands China, Ltd.
5.250% due 03/15/42	150	104	4.600% due 08/08/23 (Þ)	1,537	1,516
8.950% due 04/01/45	146	137	Series 144a
Nokia OYJ			5.125% due 08/08/25 (Þ)	420	412
3.375% due 06/12/22	1,445	1,385	Sanofi
6.625% due 05/15/39	2,837	2,958	4.000% due 03/29/21	1,254	1,273
Nordea Bank AB			Santander PLC
2.787% due 05/29/20 (Ê)(Þ)	2,200	2,204	2.375% due 03/16/20	210	207
4.875% due 05/13/21 (Þ)	600	611	Santander UK Group Holdings PLC
NOVA Chemicals Corp.			5.625% due 09/15/45 (Þ)	1,152	1,157
5.250% due 06/01/27 (Þ)	1,680	1,516	Schlumberger Norge AS
Numericable Group SA Term Loan B12			Series 144a
5.967% due 01/05/26 (Ê)	528	514	4.200% due 01/15/21 (Þ)	500	507
NXP BV / NXP Funding LLC			Shackleton CLO, Ltd.
4.625% due 06/15/22 (Þ)	1,220	1,212	Series 2016-9A Class A
OCP SA			2.863% due 10/20/28 (Ê)(Þ)	3,181	3,183
4.500% due 10/22/25 (Þ)	330	312	Shell International Finance BV
Park Aerospace Holdings, Ltd.			4.375% due 03/25/20	100	102
5.250% due 08/15/22 (Þ)	500	496	2.250% due 11/10/20	1,300	1,276
Pernod Ricard SA			2.875% due 05/10/26	220	206
4.450% due 01/15/22 (Þ)	580	591	4.375% due 05/11/45	550	541
5.500% due 01/15/42 (Þ)	150	161	4.000% due 05/10/46	1,080	997
Peru Government International Bond			Shinhan Bank Co. , Ltd.
6.550% due 03/14/37	10	12	2.250% due 04/15/20 (Þ)	1,211	1,187
5.625% due 11/18/50	660	738	Siemens Financieringsmaatschappij NV
Petrobras Global Finance BV			2.150% due 05/27/20 (Þ)	1,303	1,282
6.250% due 03/17/24	130	131	Sinopec Group Overseas Development,
7.375% due 01/17/27	70	73	Ltd.
Series WI			4.375% due 04/10/24 (Þ)	530	535
5.299% due 01/27/25	5,365	5,117	Skandinaviska Enskilda Banken AB
Petroleos Mexicanos			2.742% due 05/17/21 (Ê)(Þ)	3,650	3,647
3.500% due 01/30/23	570	525	Smurfit Kappa Treasury Funding, Ltd.
6.350% due 02/12/48 (Þ)	250	207	7.500% due 11/20/25	665	770
Series WI			Sound Point CLO, Ltd.
4.625% due 09/21/23	2,355	2,245	Series 2018-1A Class A
6.875% due 08/04/26	780	777	3.436% due 04/15/31 (Ê)(Þ)	6,000	5,961
6.750% due 09/21/47	855	736	Southern Copper Corp.
Poland Government International Bond			6.750% due 04/16/40	60	68
5.125% due 04/21/21	2,300	2,391	5.250% due 11/08/42	2,170	2,114
Provincia de Buenos Aires			Standard Chartered PLC
6.500% due 02/15/23 (Þ)	450	385	5.700% due 03/26/44 (Þ)	1,200	1,198
7.875% due 06/15/27 (Þ)	400	313	7.014% due 12/30/49 (Ê)(ƒ)(Þ)	385	398
Reckitt Benckiser Treasury Services PLC			Sumitomo Mitsui Financial Group, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 449

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 5FXD			4.125% due 09/24/25 (Þ)	500	492
2.058% due 07/14/21	450	432	4.253% due 03/23/28 (Þ)	1,250	1,226
Suncor Energy, Inc.			Unitymedia Finance LLC 1st Lien Term
3.600% due 12/01/24	1,310	1,287	Loan D
			4.530% due 01/15/26 (Ê)	310	309
Suzano Austria GmbH
6.000% due 01/15/29 (Þ)	2,120	2,160	UPCB Finance IV, Ltd.
7.000% due 03/16/47 (Þ)	760	793	5.375% due 01/15/25 (Þ)	400	389
Svenska Handelsbanken AB			Vale Overseas, Ltd.
			6.875% due 11/21/36	2,300	2,554
Series BKNT
2.782% due 05/24/21 (Ê)	1,540	1,548	6.875% due 11/10/39	515	578
			Valeant Pharmaceuticals International,
3.350% due 05/24/21	420	418	Inc. Term Loan B
Syngenta Finance NV			5.274% due 05/17/25 (Ê)	298	298
3.933% due 04/23/21 (Þ)	590	587	Validus Holdings, Ltd.
Teck Resources, Ltd.			8.875% due 01/26/40	2,628	3,702
6.125% due 10/01/35	78	79	Virgin Media Bristol LLC 1st Lien Term
6.250% due 07/15/41	220	219	Loan K
5.400% due 02/01/43	100	91	4.780% due 01/15/26 (Ê)	191	190
Telecom Italia Capital SA			Virgin Media Secured Finance PLC
7.200% due 07/18/36	350	343	5.250% due 01/15/21	250	253
7.721% due 06/04/38	524	531	Vodafone Group PLC
Telecom Italia SpA			4.375% due 05/30/28	1,480	1,428
5.303% due 05/30/24 (Þ)	450	424	5.250% due 05/30/48	760	715
Telefonica Emisiones SAU			Voya CLO, Ltd.
5.134% due 04/27/20	250	256	3.919% due 10/20/27 (Ê)(Þ)	5,690	5,703
5.213% due 03/08/47	250	233	Series 2017-2A Class A1R
Tencent Holdings, Ltd.			3.699% due 04/17/30 (Ê)(Þ)	9,480	9,489
2.875% due 02/11/20 (Þ)	1,184	1,176	Weatherford International, Ltd.
Tesco PLC			6.500% due 08/01/36	262	174
6.150% due 11/15/37 (Þ)	100	105	7.000% due 03/15/38	128	86
Teva Pharmaceutical Finance Co. BV			6.750% due 09/15/40	315	213
3.650% due 11/10/21	270	259	Westpac Banking Corp.
2.950% due 12/18/22	100	91	2.300% due 05/26/20	70	69
Series 2			2.681% due 09/01/20 (Ê)(Þ)	3,400	3,404
3.650% due 11/10/21	10	10	2.600% due 11/23/20	410	404
Teva Pharmaceutical Finance			Woori Bank
Netherlands III BV			5.875% due 04/13/21 (Þ)	1,195	1,243
2.200% due 07/21/21	1,010	943	WPP Finance 2010
2.800% due 07/21/23	60	53	4.750% due 11/21/21	1,216	1,239
Toronto-Dominion Bank (The)			Ziggo Secured Finance Partnership 1st
2.700% due 05/01/20 (Ê)	6,150	6,104	Lien Term Loan E
3.250% due 06/11/21	480	478	4.780% due 04/27/25 (Ê)	159	156
1.800% due 07/13/21	1,349	1,296			379,321
Total Capital Canada, Ltd.			Loan Agreements - 0.6%
2.750% due 07/15/23	1,330	1,283	Air Medical Group Holdings, Inc. 1st
Total Capital International SA			Lien Term Loan B
2.750% due 06/19/21	1,309	1,293	5.534% due 04/28/22 (Ê)	376	365
Total Capital SA			Albertson's LLC Term Loan B4
4.250% due 12/15/21	1,343	1,377	5.052% due 08/25/21 (Ê)	286	286
Transocean Pontus, Ltd.			Albertson's LLC Term Loan B6
6.125% due 08/01/25 (Þ)	183	182	5.311% due 06/22/23 (Ê)	295	294
			American Axle & Manufacturing, Inc.
Transocean, Inc.			1st Lien Term Loan B
7.500% due 04/15/31	463	428	4.540% due 04/06/24	227	226
UBS AG			4.740% due 04/06/24	154	153
2.450% due 12/01/20 (Þ)	4,125	4,035	American Builders Contractors Co. , Inc.
UBS Group Funding Switzerland AG			1st Lien Term Loan B2
3.491% due 05/23/23 (Þ)	1,000	977	4.302% due 10/31/23 (Ê)	492	487

See accompanying notes which are an integral part of the financial statements.

450 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aramark Services, Inc. 1st Lien Term			Marriott Ownership Resorts, Inc. Term
Loan B3			Loan B
4.052% due 03/11/25 (Ê)	693	692	4.552% due 08/09/25 (Ê)	763	764
Avolon LLC 1st Lien Term Loan B3			MGM Growth Properties Operating
4.280% due 01/15/25 (Ê)	232	232	Partnership, LP Term Loan B
Beacon Roofing Supply, Inc. Term Loan			4.302% due 04/25/23 (Ê)	666	664
B			Michaels Stores, Inc. 1st Lien Term
4.527% due 01/02/25 (Ê)	531	525	Loan B
Berry Plastics Group, Inc. 1st Lien Term			4.787% due 01/28/23	8	8
Loan Q			4.790% due 01/28/23	45	44
4.277% due 10/01/22 (Ê)	502	501	4.797% due 01/28/23	118	117
Boyd Gaming Corp. Term Loan B			MultiPlan, Inc. Term Loan B
4.467% due 09/15/23 (Ê)	274	275	5.136% due 05/25/23 (Ê)	494	493
Brickman Group, Ltd. 1st Lien Term			ON Semiconductor Corp. 1st Lien Term
Loan B			Loan B
4.813% due 08/10/25 (Ê)	209	209	4.052% due 03/31/23 (Ê)	149	149
Caesars Resort Collection LLC 1st Lien			Party City Holdings, Inc. 1st Lien Term
Term Loan B			Loan
5.052% due 12/22/24 (Ê)	510	510	5.060% due 08/19/22 (Ê)	401	402
Catalent Pharma Solutions, Inc. Term			PetSmart, Inc. Term Loan B2
Loan B			5.280% due 03/10/22 (Ê)	1,056	892
4.552% due 05/20/21 (Ê)	225	225	Post Holdings, Inc. Incremental Term
Change Healthcare Holdings LLC 1st			Loan B
Lien Term Loan B			4.290% due 05/24/24 (Ê)	148	148
5.052% due 03/01/24 (Ê)	361	361	Prime Security Services Borrower LLC
Charter Communications Operating LLC			Term Loan B1
1st Lien Term Loan B			5.052% due 05/02/22 (Ê)	494	493
4.310% due 04/30/25 (Ê)	191	191	Quikrete Holdings, Inc. 1st Lien Term
CityCenter Holdings LLC Term Loan B			Loan B
4.552% due 04/18/24 (~)(Ê)	450	448	5.052% due 11/15/23 (Ê)	382	381
CWGS Group LLC Term Loan B			Reynolds Group Holdings, Inc. 1st Lien
5.052% due 11/08/23(Ê)	3	3	Term Loan B
5.029% due 11/08/23 (Ê)	498	470	5.052% due 02/05/23 (Ê)	473	473
Dell International LLC 1st Lien Term			RPI Finance Trust Term Loan B
Loan B			4.386% due 03/27/23 (Ê)	436	436
4.310% due 09/07/23 (Ê)	740	739	Scientific Games International, Inc. 1st
Envision Healthcare Corp. 1st Lien Term			Lien Term Loan B5
Loan B			5.044% due 08/14/24 (Ê)	495	490
6.052% due 10/11/25 (Ê)	670	656	5.052% due 08/14/24 (Ê)	118	117
First Data Corp. 1st Lien Term Loan			Seattle SpinCo, Inc. 1st Lien Term Loan
4.287% due 04/26/24 (Ê)	310	308	B3
Golden Nugget, Inc. 1st Lien Term Loan			4.802% due 06/21/24 (Ê)	100	100
B			ServiceMaster Co. LLC 1st Lien Term
5.052% due 10/04/23 (Ê)	20	21	Loan B
5.186% due 10/04/23	246	246	4.802% due 11/07/23 (Ê)	83	83
			Station Casinos LLC 1st Lien Term
5.277% due 10/04/23	308	308	Loan B
HCA, Inc. Term Loan B10			4.810% due 06/08/23 (Ê)	115	115
4.302% due 03/07/25 (Ê)	952	955	Sungard Availability Services Capital,
Hilton Worldwide Finance LLC Term			Inc. 1st Lien Term Loan B
Loan B2			12.274% due 10/01/22	1,695	1,637
4.031% due 10/25/23 (Ê)	459	459	14.250% due 10/01/22	2	2
Jaguar Holding Co. II 1st Lien Term
Loan			Trans Union LLC 1st Lien Term Loan B3
4.802% due 08/18/22 (Ê)	541	539	4.302% due 04/09/23 (~)(Ê)	545	543
			Unitymedia Finance LLC 1st Lien Term
Level 3 Financing, Inc. Term Loan B			Loan B
4.530% due 02/22/24 (Ê)	652	652	4.530% due 09/30/25 (Ê)	133	133
M A Finance Co. LLC 1st Lien Term			Univision Communications, Inc. Term
Loan B			Loan C5
4.802% due 06/21/24 (Ê)	15	15	5.052% due 03/15/24 (Ê)	863	828
MacDermid, Inc. Term Loan B			UPC Financing Partnership 1st Lien
5.302% due 06/07/23 (~)(Ê)	2,162	2,162	Term Loan AR

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 451

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.780% due 01/15/26 (Ê)	291	290	6.000% due 05/25/37	2,980	2,355
VICI Properties, Inc. Term Loan B			Citigroup Commercial Mortgage Trust
4.280% due 12/15/24 (Ê)	560	558	Series 2013-375P Class A
Western Digital Corp. 1st Lien Term			3.251% due 05/10/35 (Þ)	2,330	2,293
Loan B4			Series 2013-375P Class D
4.044% due 04/29/23 (Ê)	551	547	3.635% due 05/10/35 (~)(Ê)(Þ)	4,067	3,922
XPO Logistics, Inc. Term Loan			Series 2015-GC29 Class C
4.509% due 02/23/25 (Ê)	349	349	4.293% due 04/10/48 (~)(Ê)	650	630
		24,769	Citigroup Mortgage Loan Trust, Inc.
Mortgage-Backed Securities - 24.4%			Series 2005-11 Class A2A
225 Liberty Street Trust			3.630% due 10/25/35 (Ê)	36	36
Series 2016-225L Class A			Series 2012-7 Class 10A2
3.597% due 02/10/36 (Þ)	975	952	3.206% due 09/25/36 (~)(Å)(Ê)	1,559	1,569
A10 Securitization LLC			Series 2015-2 Class 5A1
Series 2016-1 Class C			0.444% due 03/25/47 (Å)(Ê)	1,994	1,963
5.750% due 03/15/35 (Å)	4,391	4,278	Cold Storage Trust
Series 2017-AA Class B1			Series 2017-ICE3 Class D
0.015% due 05/15/36 (Å)	6,380	6,210	3.094% due 04/15/24 (Ê)(Þ)	6,181	6,192
Banc of America Commercial Mortgage
Trust			Commercial Mortgage Trust
			Series 2013-300P Class A1
Series 2007-2 Class AJ			4.353% due 08/10/30 (Þ)	1,900	1,962
5.810% due 04/10/49 (~)(Ê)	314	188
			Series 2013-CR6 Class B
Banc of America Funding Corp.			3.397% due 03/10/46 (Þ)	1,355	1,329
Series 2015-R3 Class 1A2
0.724% due 03/27/36 (~)(Ê)(Þ)	5,927	4,023	Series 2013-CR9 Class ASB
			3.834% due 07/10/45	4,085	4,125
Banc of America Funding Trust
Series 2005-D Class A1			Series 2014-277P Class A
3.509% due 05/25/35 (~)(Ê)	2,677	2,799	3.732% due 08/10/49 (Ê)(Þ)	2,000	1,992
			Series 2015-3BP Class A
Banc of America Mortgage Trust			3.178% due 02/10/35 (Þ)	2,060	1,984
Series 2005-D Class 2A7
3.195% due 05/25/35 (~)(Ê)	618	616	Series 2015-LC19 Class A4
Barclays Commercial Mortgage			3.183% due 02/10/48	4,727	4,574
Securities LLC			Series 2016-787S Class A
Series 2017-GLKS Class E			3.545% due 02/10/36 (Þ)	975	953
4.101% due 11/15/34 (Å)(Ê)	8,040	8,040	Series 2016-GCT Class A
Bear Stearns Adjustable Rate Mortgage			2.681% due 08/10/29 (Þ)	971	947
Trust			Countrywide Alternative Loan Trust
Series 2004-5 Class 2A			Series 2005-J13 Class 2A7
3.465% due 07/25/34 (~)(Ê)	364	361	5.500% due 11/25/35	246	220
Bear Stearns Alternative-A Trust			Series 2006-13T1 Class A3
Series 2005-4 Class 24A1			6.000% due 05/25/36	2,298	1,777
3.031% due 05/25/35 (~)(Ê)	2,399	2,480	Series 2007-15CB Class A5
Bear Stearns ARM Trust			5.750% due 07/25/37	285	249
Series 2004-3 Class 2A			Series 2007-15CB Class A7
3.063% due 07/25/34 (~)(Ê)	895	900	6.000% due 07/25/37	808	716
BXP Trust			Credit Suisse Mortgage Capital
Series 2017-GM Class A			Certificates
3.379% due 06/13/39 (Þ)	2,434	2,325	Series 2017-CHOP Class G
CFCRE Commercial Mortgage Trust			6.446% due 07/15/32 (Ê)(Þ)	1,500	1,499
Series 2016-C3 Class A3			Credit Suisse Mortgage Trust
3.865% due 01/10/48	6,630	6,589	Series 2018-J1 Class A2
CHL Mortgage Pass-Through Trust			3.500% due 02/25/48 (~)(Ê)(Þ)	3,816	3,631
Series 2004-11 Class 2A1			CSAIL Commercial Mortgage Trust
2.650% due 07/25/34 (~)(Ê)	837	835	Series 2015-C3 Class A3
Series 2006-14 Class A4			3.447% due 08/15/48	270	264
6.250% due 09/25/36	1,620	1,365	DBJPM Mortgage Trust
Series 2007-4 Class 1A10			Series 2016-C3 Class A5

See accompanying notes which are an integral part of the financial statements.

452 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.890% due 09/10/49	1,630	1,517	3.000% due 2046	3,549	3,363
DBUBS Mortgage Trust			3.500% due 2046	4,399	4,301
Series 2011-LC3A Class C			4.000% due 2046	10,407	10,447
5.510% due 08/10/44 (~)(Ê)(Þ)	320	331	4.500% due 2046	3,200	3,314
Deutsche Mortgage Securities, Inc. Re-			5.000% due 2046	1,839	1,935
REMIC Trust			3.000% due 2047	4,545	4,311
Series 2007-WM1 Class A1			4.000% due 2047	29,248	29,276
4.078% due 06/27/37 (~)(Ê)(Þ)	3,465	3,496	4.500% due 2047	1,131	1,160
Fannie Mae			4.500% due 2048	45,374	46,493
3.500% due 2021	67	67	5.000% due 2048	9,659	10,082
5.500% due 2021	23	24	4.000% due 2056	4,133	4,170
2.500% due 2022	1,454	1,429	4.500% due 2056	1,634	1,694
5.500% due 2022	109	111	5.500% due 2056	1,469	1,580
2.000% due 2023	5,145	5,006	3.500% due 2057	4,613	4,480
4.500% due 2023	24	25	4.000% due 2057	366	367
5.500% due 2023	89	91	4.500% due 2057	1,429	1,472
2.500% due 2024	3,015	2,963	15 Year TBA(Ï)
4.000% due 2024	11	11	3.500%	13,800	13,789
5.500% due 2024	211	218	30 Year TBA(Ï)
2.500% due 2025	1,913	1,880	3.000%	38,360	36,248
4.000% due 2025	541	549	3.500%	38,550	37,486
4.500% due 2025	23	24	4.000%	31,850	31,850
5.500% due 2025	146	150	4.500%	58,100	59,591
3.500% due 2026	1,110	1,109	Series 1997-281 Class 2
4.000% due 2026	441	449	Interest Only STRIP
3.000% due 2027	1,175	1,160	9.000% due 11/25/26 (Å)	10	2
3.030% due 2027	2,480	2,365	Series 2000-306 Class IO
3.500% due 2028	944	945
3.625% due 2028	3,040	3,000	Interest Only STRIP
			8.000% due 05/25/30 (Å)	11	3
3.500% due 2030	924	926
2.600% due 2031	1,680	1,464	Series 2001-317 Class 2
5.000% due 2031	2,354	2,464	Interest Only STRIP
3.500% due 2032	1,516	1,506	8.000% due 12/25/31 (Å)	16	4
3.000% due 2033	3,559	3,459	Series 2002-320 Class 2
3.500% due 2033	2,816	2,798	Interest Only STRIP
5.500% due 2034	529	567	7.000% due 04/25/32 (Å)	5	1
4.500% due 2035	2,678	2,774	Series 2003-343 Class 6
5.500% due 2035	346	371	Interest Only STRIP
6.000% due 2035	351	383	5.000% due 10/25/33	262	48
4.000% due 2036	41	41	Series 2005-365 Class 12
5.500% due 2036	688	738	Interest Only STRIP
3.000% due 2037	376	361	5.500% due 12/25/35	735	146
4.000% due 2037	39	39	Series 2006-369 Class 8
5.500% due 2037	206	221	Interest Only STRIP
5.500% due 2038	43	46	5.500% due 04/25/36	107	23
4.500% due 2039	355	367	Series 2016-C04 Class 1M2
6.000% due 2039	391	432	4.842% due 01/25/29 (Ê)	4,570	5,158
6.000% due 2039	272	297	Fannie Mae Connecticut Avenue
4.500% due 2040	116	120	Securities
5.500% due 2040	3,804	4,092	Series 2014-C02 Class 1M2
4.000% due 2041	618	622	3.134% due 05/25/24 (Ê)	5,088	5,407
4.500% due 2041	500	517	Series 2014-C03 Class 1M2
4.500% due 2041	706	770	4.621% due 07/25/24 (Ê)	3,556	3,788
5.000% due 2041	2,379	2,516	Series 2014-C04 Class 1M2
3.500% due 2043	3,166	3,101	6.138% due 11/25/24 (Ê)	5,763	6,584
3.500% due 2045	9,621	9,408	Fannie Mae REMICS
4.000% due 2045	5,591	5,611	Series 1997-68 Class SC

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 453

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
7.945% due 05/18/27 (Å)(Ê)	14	2	4.866% due 10/25/57 (Ê)	1,810	292
Series 2003-25 Class IK			Series 2017-85 Class SC
Interest Only STRIP			Interest Only STRIP
7.000% due 04/25/33 (Å)	41	10	4.963% due 11/25/47 (Ê)	564	79
Series 2003-32 Class UI			Fannie Mae-Aces
Interest Only STRIP			Series 2014-M13 Class AB2
6.000% due 05/25/33 (Å)	38	9	2.951% due 08/25/24 (~)(Ê)	1,094	1,077
Series 2003-33 Class IA			Series 2015-M11 Class A1
Interest Only STRIP			2.097% due 04/25/25	885	877
6.500% due 05/25/33 (Å)	191	46	Series 2016-M2 Class ABV2
Series 2003-35 Class IU			2.131% due 01/25/23	2,434	2,329
Interest Only STRIP			Series 2016-M3 Class ASQ2
6.000% due 05/25/33 (Å)	31	6	2.263% due 02/25/23	4,993	4,825
Series 2003-35 Class UI			Series 2016-M6 Class AB2
Interest Only STRIP			2.395% due 05/25/26	5,915	5,480
6.500% due 05/25/33 (Å)	42	10	Series 2016-M7 Class AV2
Series 2003-64 Class JI			2.157% due 10/25/23	11,995	11,419
Interest Only STRIP			FDIC Trust
6.000% due 07/25/33 (Å)	20	4	Series 2010-R1 Class A
Series 2005-117 Class LC			2.184% due 05/25/50 (Þ)	—	—
5.500% due 11/25/35	940	966	Federal Home Loan Bank
Series 2006-118 Class A1			2.125% due 02/11/20	360	357
0.644% due 12/25/36 (Ê)	29	29	Flagstar Mortgage Trust
Series 2007-73 Class A1			Series 2017-2 Class A5
0.644% due 07/25/37 (Ê)	298	293	3.500% due 10/25/47 (~)(Ê)(Þ)	5,979	5,869
Series 2009-70 Class PS			Series 2018-2 Class A4
Interest Only STRIP			3.500% due 04/25/48 (~)(Ê)(Þ)	119	114
6.166% due 01/25/37 (Å)(Ê)	6,325	813	Freddie Mac
Series 2009-96 Class DB			4.500% due 2020	18	18
4.000% due 11/25/29	2,054	2,104	8.500% due 2025	5	5
Series 2010-95 Class S			3.500% due 2027	1,566	1,566
Interest Only STRIP			8.500% due 2027	21	23
6.016% due 09/25/40 (Å)(Ê)	6,169	1,005	2.000% due 2028	6,806	6,507
Series 2012-35 Class SC			3.500% due 2030	940	942
Interest Only STRIP			3.000% due 2031	1,815	1,779
5.266% due 04/25/42 (Ê)	27	4	4.500% due 2034	154	159
Series 2013-54 Class BS			3.000% due 2035	317	307
Interest Only STRIP			3.500% due 2035	1,643	1,628
4.918% due 06/25/43 (Ê)	289	47	5.000% due 2035	26	28
Series 2013-111 Class PL			3.000% due 2036	1,474	1,421
2.000% due 12/25/42	3,641	3,283	4.000% due 2036	82	82
			3.000% due 2038	672	641
Series 2013-124 Class SB			6.000% due 2038	1,072	1,180
Interest Only STRIP			4.500% due 2039	4,695	4,846
4.718% due 12/25/43 (Ê)	570	89
			5.500% due 2039	633	672
Series 2016-23 Class ST			5.500% due 2040	930	997
Interest Only STRIP			4.000% due 2041	6,841	6,897
5.416% due 11/25/45 (Ê)	2,966	483	5.500% due 2041	1,385	1,488
Series 2016-60 Class QS			3.500% due 2043	2,476	2,432
Interest Only STRIP			4.000% due 2044	4,045	4,069
5.516% due 09/25/46 (Ê)	1,000	123	3.500% due 2045	17,230	16,876
Series 2016-61 Class BS			4.000% due 2045	3,343	3,350
Interest Only STRIP			4.000% due 2046	11,402	11,442
5.516% due 09/25/46 (Ê)	2,720	326	4.500% due 2046	1,812	1,860
Series 2017-76 Class SB			3.000% due 2047	4,222	4,003

See accompanying notes which are an integral part of the financial statements.

454 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2047	7,637	7,655	Series 1998-194 Class IO
4.500% due 2047	1,227	1,257	Interest Only STRIP
4.000% due 2048	2,245	2,246	6.500% due 04/01/28 (Å)	20	4
4.500% due 2048	13,796	14,138	Series 2001-212 Class IO
30 Year TBA(Ï)			Interest Only STRIP
4.500%	47,890	49,045	6.000% due 05/01/31 (Å)	20	5
Freddie Mac Multifamily Structured			Series 2001-215 Class IO
Pass-Through Certificates			Interest Only STRIP
Series 2013-K024 Class A2			8.000% due 06/15/31 (Å)	24	6
2.573% due 09/25/22	8,350	8,142	Freddie Mac Structured Agency Credit
Series 2013-K029 Class A2			Risk Debt Notes
3.320% due 02/25/23 (~)(Ê)	7,940	7,930	Series 2014-DN2 Class M3
Series 2015-K044 Class A2			4.124% due 04/25/24 (Ê)	2,918	3,216
2.811% due 01/25/25	3,050	2,939	Series 2014-HQ2 Class M3
Series 2015-K051 Class A2			5.302% due 09/25/24 (Ê)	2,781	3,184
3.308% due 09/25/25	7,730	7,627	Series 2015-DNA2 Class M2
Series 2016-K058 Class X1			3.838% due 12/25/27 (Ê)	1,919	1,955
Interest Only STRIP			Series 2015-DNA3 Class M3
0.930% due 08/25/26 (~)(Ê)	25,077	1,504	5.133% due 04/25/28 (Ê)	7,081	8,370
Series 2017-KJ17 Class A2			Series 2015-DNA3 Class M3F
2.982% due 11/25/25	340	331	5.321% due 04/25/28 (Ê)	4,380	4,963
Series 2017-SR01 Class A3			Series 2015-HQA2 Class M2
3.089% due 11/25/27	370	349	4.038% due 05/25/28 (Ê)	3,171	3,255
Freddie Mac REMICS			Series 2016-DNA4 Class M2
Series 1999-2129 Class SG			2.291% due 03/25/29 (Ê)	1,890	1,904
Interest Only STRIP			Series 2017-DNA1 Class B1
6.450% due 06/17/27 (Å)(Ê)	306	31	5.729% due 07/25/29 (Ê)	830	940
Series 2000-2247 Class SC			Freddie Mac Whole Loan Securities
Interest Only STRIP			Trust
6.962% due 08/15/30 (Å)(Ê)	10	1	Series 2016-SC01 Class M1
Series 2002-2463 Class SJ			3.883% due 07/25/46 (~)(Ê)	824	798
Interest Only STRIP			Ginnie Mae
7.462% due 03/15/32 (Å)(Ê)	25	4	Series 1999-27 Class SE
Series 2003-2610 Class UI			Interest Only STRIP
Interest Only STRIP			8.058% due 08/16/29 (Å)(Ê)	38	6
6.500% due 05/15/33 (Å)	6	1	Series 2012-135 Class IO
Series 2003-2624 Class QH			Interest Only STRIP
5.000% due 06/15/33	349	372	0.611% due 01/16/53 (~)(Ê)	12,881	494
Series 2003-2649 Class IM			Series 2012-H27 Class AI
Interest Only STRIP			Interest Only STRIP
7.000% due 07/15/33 (Å)	54	13	1.752% due 10/20/62 (~)(Ê)	1,363	73
Series 2003-2725 Class TA			Series 2014-190 Class PL
4.500% due 12/15/33	1,300	1,350	3.500% due 12/20/44	4,959	4,920
Series 2006-R007 Class ZA			Series 2016-21 Class ST
6.000% due 05/15/36	1,243	1,354	Interest Only STRIP
Series 2011-3973 Class SA			5.588% due 02/20/46 (Ê)	2,097	326
Interest Only STRIP			Series 2016-47 Class CB
5.331% due 12/15/41 (Ê)	98	17	4.000% due 04/20/46	2,461	2,406
Series 2012-4045 Class HD			Series 2016-82 Class PC
4.500% due 07/15/41	1,824	1,898	3.500% due 06/20/46	3,355	3,152
Series 2013-4233 Class MD			Series 2016-84 Class IG
1.750% due 03/15/25	150	150	Interest Only STRIP
Freddie Mac Strips			4.500% due 11/16/45	964	213
Series 1998-191 Class IO			Series 2016-135 Class SB
Interest Only STRIP			Interest Only STRIP
8.000% due 01/01/28 (Å)	10	2	5.558% due 10/16/46 (Ê)	337	55

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 455

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H15 Class KI			4.507% due 08/10/46 (Þ)	1,630	1,680
Interest Only STRIP			Series 2015-GS1 Class C
2.152% due 07/20/67 (~)(Ê)	595	86	4.570% due 11/10/48 (~)(Ê)	780	766
Series 2017-H18 Class BI			Series 2016-GS2 Class A4
Interest Only STRIP			3.050% due 05/10/49 (Æ)	7,865	7,430
1.627% due 09/20/67 (~)(Ê)	7,737	717	Hilton USA Trust
Series 2018-H06 Class PF			Series 2016-HHV Class D
2.414% due 02/20/68 (Ê)	1,036	1,032	4.194% due 11/05/38 (~)(Ê)(Þ)	9,138	8,843
Ginnie Mae I			Series 2016-SFP Class A
2.140% due 2023	2,318	2,230	2.828% due 11/05/35 (Þ)	1,499	1,440
2.730% due 2032	2,194	2,035	HMH Trust
4.500% due 2039	7,443	7,706	Series 2017-NSS Class E
5.000% due 2039	2,897	3,068	6.292% due 07/05/31 (Å)	7,770	7,445
4.500% due 2040	853	883	Hudsons Bay Simon JV Trust
4.500% due 2041	1,528	1,583	Series 2015-HB7 Class A7
4.500% due 2042	174	180	3.914% due 08/05/34 (Þ)	3,403	3,335
3.000% due 2043	853	821	Hyatt Hotel Portfolio Trust
Ginnie Mae II			Series 2017-HYT2 Class C
3.000% due 2046	2,276	2,182	2.289% due 08/09/20 (Ê)(Þ)	4,614	4,607
3.500% due 2046	2,725	2,684	IndyMac INDA Mortgage Loan Trust
3.000% due 2047	6,237	5,967	Series 2007-AR1 Class 1A1
3.500% due 2047	2,281	2,243	3.186% due 03/25/37 (~)(Ê)	955	925
3.000% due 2048	418	400	JPMDB Commercial Mortgage Securities
4.500% due 2048	596	612	Trust
5.000% due 2048	49,710	51,805	Series 2017-C7 Class XA
30 Year TBA(Ï)			Interest Only STRIP
3.500%	2,000	1,964	1.059% due 10/15/50 (~)(Ê)	11,626	694
4.000%	5,000	5,032	JPMorgan Chase Commercial Mortgage
4.000%	2,500	2,513	Securities Trust
4.000%	4,280	4,390	Series 2004-LN2 Class B
4.500%	14,400	14,751	5.446% due 07/15/41 (~)(Ê)	1,347	1,347
5.000%	5,600	5,822	Series 2015-MAR7 Class E
Ginnie Mae REMICS			5.962% due 06/05/32 (Þ)	3,000	2,926
Series 2013-53 Class OI			Series 2016-NINE Class A
Interest Only STRIP			2.854% due 10/06/38 (~)(Ê)(Þ)	2,305	2,131
3.500% due 04/20/43	172	26	JPMorgan Mortgage Trust
Series 2017-H20 Class IB			Series 2005-A4 Class 1A1
Interest Only STRIP			2.991% due 07/25/35 (~)(Ê)	204	205
1.963% due 10/20/67 (Ê)(Š)	300	35	Series 2013-1 Class 2A2
Series 2018-H07 Class FD			2.500% due 03/25/43 (~)(Ê)(Þ)	2,491	2,364
2.414% due 05/20/68 (Ê)	1,835	1,828	Series 2017-2 Class A5
Grace Mortgage Trust			3.500% due 05/25/47 (~)(Ê)(Þ)	8,023	7,854
Series 2014-GRCE Class A			Series 2017-4 Class A5
3.369% due 06/10/28 (Þ)	2,614	2,609	3.500% due 11/25/47 (~)(Ê)(Þ)	6,051	5,928
GS Mortgage Securities Corp. II			Series 2018-3 Class A1
Series 2018-SRP5 Class A			3.500% due 04/25/48 (~)(Ê)(Þ)	3,823	3,675
3.580% due 09/15/31 (Ê)(Þ)	2,790	2,792	Series 2018-4 Class A1
GS Mortgage Securities Corp. Trust			3.500% due 10/25/48 (~)(Ê)(Þ)	24	23
Series 2018-CHLL Class D			Series 2018-5 Class A1
3.238% due 02/15/37 (Ê)(Þ)	1,914	1,920	3.500% due 10/25/48 (~)(Ê)(Þ)	3,690	3,547
GS Mortgage Securities Trust			Series 2018-8 Class A15
Series 2012-GCJ7 Class A4			4.000% due 01/25/49 (~)(Ê)(Þ)	3,609	3,627
3.377% due 05/10/45	5,823	5,814	Series 2018-8 Class A5
Series 2013-GC14 Class AAB			4.000% due 01/25/49 (~)(Ê)(Þ)	8,337	8,338
3.817% due 08/10/46	2,330	2,349	Series 2018-9 Class A15
Series 2013-GC14 Class AS			4.000% due 09/25/48 (~)(Ê)(Þ)	2,418	2,429

See accompanying notes which are an integral part of the financial statements.

456 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
LB Commercial Mortgage Trust			4.142% due 02/10/32 (Å)	4,080	3,855
Series 2007-C3 Class AJ			RBS Commercial Funding, Inc. Trust
6.116% due 07/15/44 (~)(Ê)	432	438	Series 2013-GSP Class A
Lone Star Portfolio Trust			3.961% due 01/13/32 (~)(Ê)(Þ)	1,055	1,061
Series 2015-LSP Class E			Sequoia Mortgage Trust
8.130% due 09/15/28 (Ê)(Þ)	776	781	Series 2014-4 Class A2
ML-CFC Commercial Mortgage Trust			3.500% due 11/25/44 (~)(Ê)(Þ)	576	573
Series 2007-5 Class AJ			Series 2015-1 Class A1
5.450% due 08/12/48 (~)(Ê)	735	558	3.500% due 01/25/45 (~)(Ê)(Þ)	4,382	4,218
Series 2007-5 Class AJFL			SG Commercial Mortgage Securities
5.450% due 08/12/48 (~)(Ê)(Þ)	727	552	Trust
Morgan Stanley Bank of America Merrill			Series 2016-C5 Class A4
Lynch Trust			3.055% due 10/10/48	2,870	2,698
Series 2015-C24 Class A4			Shops at Crystals Trust
3.732% due 05/15/48	1,000	993	Series 2016-CSTL Class A
Series 2015-C26 Class A3			3.126% due 07/05/36 (Þ)	520	484
3.211% due 10/15/48	5,055	4,961	Structured Adjustable Rate Mortgage
Morgan Stanley Capital I Trust			Loan Trust
Series 2007-T25 Class AJ			Series 2004-12 Class 2A
5.574% due 11/12/49 (~)(Ê)	1,799	1,817	2.735% due 09/25/34 (~)(Ê)	2,631	2,600
			Structured Asset Mortgage Investments
Series 2015-MS1 Class A4			II Trust
3.779% due 05/15/48 (~)(Ê)	1,360	1,352	Series 2004-AR7 Class A1B
Series 2016-UBS9 Class A4			0.962% due 04/19/35 (Ê)	388	379
3.594% due 03/15/49	1,425	1,396
Morgan Stanley Mortgage Capital			Series 2004-AR8 Class A1
Holdings LLC Trust			1.242% due 05/19/35 (Ê)	1,157	1,141
Series 2017-237P Class D			Tharaldson Hotel Portfolio Trust
3.865% due 09/13/39 (Þ)	5,268	4,905	Series 2018-THL Class A
Series 2017-237P Class XA			3.900% due 11/11/34 (Ê)(Þ)	753	753
Interest Only STRIP			VSD LLC
0.467% due 09/13/39 (~)(Å)(Ê)	58,208	1,612	3.600% due 12/25/43 (~)	271	271
Series 2017-237P Class XB			Waldorf Astoria Boca Raton Trust
Interest Only STRIP			Series 2016-BOCA Class E
0.175% due 09/13/39 (~)(Å)(Ê)	35,996	262	4.888% due 06/15/29 (Å)(Ê)	4,000	4,004
			Washington Mutual Mortgage Pass-
MSCG Trust			Through Certificates Trust
Series 2015-ALDR Class A2			Series 2004-AR1 Class A
3.577% due 06/07/35 (~)(Ê)(Þ)	1,435	1,366	2.783% due 03/25/34 (~)(Ê)	484	495
Nomura Resecuritization Trust			Series 2004-AR4 Class A6
Series 2013-1R Class 3A12			4.118% due 06/25/34 (~)(Ê)	3,588	3,667
0.694% due 10/26/36 (Ê)(Þ)	1,519	1,506	Series 2005-AR6 Class 2A1A
Series 2014-1R Class 5A3			0.822% due 04/25/45 (Ê)	3,242	3,263
0.684% due 10/26/36 (Ê)(Š)(Þ)	4,173	4,005	Series 2006-AR10 Class 1A1
Series 2015-4R Class 1A14			2.821% due 09/25/36 (~)(Ê)	2,367	2,288
0.739% due 03/26/47 (Ê)(Þ)	5,270	3,594	Series 2006-AR18 Class 1A1
Series 2015-4R Class 2A2			2.903% due 01/25/37 (~)(Ê)	4,367	4,110
0.674% due 10/26/36 (Ê)(Þ)	3,314	2,868	Series 2007-HY5 Class 3A1
Series 2015-8R Class 4A4			4.322% due 05/25/37 (~)(Ê)	2,384	2,260
1.369% due 11/25/47 (Ê)(Þ)	6,382	3,948	Wells Fargo Commercial Mortgage Trust
Series 2015-11R Class 3A2			Series 2015-NXS1 Class A5
2.747% due 05/25/36 (~)(Ê)(Š)(Þ)	1,272	1,244	3.148% due 05/15/48	9,930	9,589
One Market Plaza Trust			Series 2017-RB1 Class XA
Series 2017-1MKT Class C			Interest Only STRIP
4.016% due 02/10/32 (Þ)	1,041	1,023	1.288% due 03/15/50 (~)(Ê)	9,027	752
Series 2017-1MKT Class D			Wells Fargo Mortgage Backed Securities
4.146% due 02/10/32 (Þ)	2,675	2,602	Trust
Series 2017-1MKT Class E			Series 2004-CC Class A1

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 457

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
2.888% due 01/25/35 (~)(Ê)		1,157	1,184	10.000% due 01/01/25	BRL	16,600	4,673
Series 2005-AR7 Class 2A1				10.000% due 01/01/27	BRL	955	265
3.087% due 05/25/35 (~)(Ê)		329	329	Colombian TES
Series 2005-AR8 Class 1A1				Series B
2.947% due 06/25/35 (~)(Ê)		1,784	1,828	10.000% due 07/24/24	COP	36,879,700	13,336
Series 2006-6 Class 1A8				6.000% due 04/28/28	COP	5,001,300	1,429
5.750% due 05/25/36		417	407	Ireland Government International Bond
Series 2006-8 Class A15				5.400% due 03/13/25	EUR	6,540	9,699
6.000% due 07/25/36		751	752	Japan Government 10 Year International
Series 2006-11 Class A9				Bond
6.500% due 09/25/36		349	338	Series 348
Series 2006-13 Class A5				0.100% due 09/20/27	JPY	400,300	3,556
6.000% due 10/25/36		1,568	1,548	Malaysia Government International Bond
Series 2006-AR5 Class 1A1				Series 0116
3.337% due 04/25/36 (~)(Ê)		5,921	5,986	3.800% due 08/17/23	MYR	20,630	4,912
WFRBS Commercial Mortgage Trust				Series 0117
Series 2014-C19 Class A3				3.882% due 03/10/22	MYR	2,332	560
3.660% due 03/15/47		1,780	1,786	Series 0215
Worldwide Plaza Trust				3.795% due 09/30/22	MYR	2,580	616
Series 2017-WWP Class A				Series 0314
3.526% due 11/10/36 (Þ)		2,648	2,539	4.048% due 09/30/21	MYR	6,770	1,635
				Series 0315

Municipal Bonds - 0.4%			1,081,415	3.659% due 10/15/20	MYR	50	12
Municipal Electric Authority of Georgia				Series 0517
Revenue Bonds				3.441% due 02/15/21	MYR	2,354	561
6.637% due 04/01/57		4,328	4,684	Mexican Bonos
7.055% due 04/01/57		820	909	Series M 20
RIB Floater Trust Various States				10.000% due 12/05/24	MXN	3,420	178
Revenue Bonds				7.500% due 06/03/27	MXN	11,443	518
0.970% due 08/15/22 (~)(Ê)(Þ)		1,455	1,455	Series M 30
Taxable Municipal Funding Trust				10.000% due 11/20/36	MXN	70,020	3,762
Revenue Bonds				8.500% due 11/18/38	MXN	61,980	2,913
2.640% due 07/31/28 (~)(Ê)		3,000	3,000
Tender Option Bond Trust Receipts /				Series M
Certificates Revenue Bonds				8.000% due 06/11/20	MXN	8,710	425
1.000% due 07/01/20 (~)(Ê)		300	300	6.500% due 06/10/21	MXN	4,060	190
2.590% due 10/29/27 (~)(Ê)(Þ)		5,500	5,500	7.750% due 05/29/31	MXN	14,850	666
			15,848	7.750% due 11/13/42	MXN	236,140	10,113
Non-US Bonds - 3.4%				8.000% due 11/07/47	MXN	58,570	2,586
Argentine Republic Government				New Zealand Government International
International Bond				Bond
18.200% due 10/03/21	ARS	27,640	647	Series 0423
Series POM				5.500% due 04/15/23	NZD	2,490	1,869
67.857% due 06/21/20 (Ê)	ARS	2,190	74	Series 0427
Australia Government International				4.500% due 04/15/27	NZD	2,070	1,568
Bond				Series 0521
Series 126				6.000% due 05/15/21	NZD	19,764	14,240
4.500% due 04/15/20	AUD	14,350	10,530	Series 0925
Series 133				2.000% due 09/20/25	NZD	3,440	2,554
5.500% due 04/21/23	AUD	3,210	2,593	Peru Government International Bond
Series 140				5.700% due 08/12/24	PEN	17,840	5,497
4.500% due 04/21/33	AUD	6,360	5,410	6.900% due 08/12/37	PEN	16,880	5,219
Brazil Notas do Tesouro Nacional				Poland Government International Bond
Series NTNB				Series 0721
6.000% due 05/15/45	BRL	991	954	1.750% due 07/25/21	PLN	5,261	1,370
Series NTNF				Series 0725
10.000% due 01/01/21	BRL	20,112	5,772	3.250% due 07/25/25	PLN	4,821	1,284
10.000% due 01/01/23	BRL	17,198	4,890	Series 0922

See accompanying notes which are an integral part of the financial statements.

458 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
		or Shares	$			or Shares		$
5.750% due 09/23/22	PLN	11,315	3,333	4.500% due 05/15/38		10,005		11,761
Russian Federal Bond - OFZ				3.750% due 11/15/43		25,500		27,059
Series 6207				3.125% due 08/15/44		3,530		3,371
8.150% due 02/03/27	RUB	192,010	2,864	2.500% due 02/15/45		10,280		8,687
Series 6212				2.875% due 08/15/45		22,920		20,838
7.050% due 01/19/28	RUB	49,116	681	3.000% due 11/15/45		8,730		8,129
Series 6219				3.000% due 05/15/47		8,075		7,500
7.750% due 09/16/26	RUB	206,670	3,016	2.750% due 08/15/47		50,220		44,305
Singapore Government International				2.750% due 11/15/47		19,595		17,275
Bond				3.000% due 02/15/48		8,310		7,706
2.000% due 07/01/20	SGD	1,060	765	3.125% due 05/15/48		5,525		5,253
2.250% due 06/01/21	SGD	3,270	2,367	3.000% due 08/15/48		4,590		4,257
1.250% due 10/01/21	SGD	1,630	1,148					1,311,485
3.125% due 09/01/22	SGD	1,570	1,171
2.750% due 07/01/23	SGD	2,650	1,951	Total Long-Term Investments
3.000% due 09/01/24	SGD	2,860	2,134	(cost $4,271,567)				4,188,005
2.375% due 06/01/25	SGD	1,250	900
2.125% due 06/01/26	SGD	840	592	Common Stocks - 0.0%
3.500% due 03/01/27	SGD	2,050	1,591	Financial Services - 0.0%
			149,589	Escrow GM Corp. (Å)(Š)		420,000		—
United States Government Treasuries - 29.6%				Total Common Stocks
United States Treasury Inflation Indexed
Bonds				(cost $—)				—
1.375% due 01/15/20		47,975	48,083
0.125% due 04/15/21		52,721	51,368
0.375% due 07/15/23		56,719	55,242	Options Purchased - 0.0%
0.375% due 07/15/25		34,431	32,966	(Number of Contracts)
3.375% due 04/15/32		31,621	40,171	Cross Currency Options
0.750% due 02/15/45		22,462	19,648	(USD/AUD)
1.000% due 02/15/46		3,256	3,022	Goldman Sachs Nov 2018 0.71
0.875% due 02/15/47		22,322	20,019	Call (1)	USD	7,200	(ÿ)	20
United States Treasury Notes				Cross Currency Options
1.375% due 05/31/20		69,079	67,514	(USD/JPY)
1.375% due 05/31/21		57,535	55,346	HSBC Nov 2018 111.50 Put (1)	USD	3,900	(ÿ)	8
1.125% due 06/30/21		71,250	68,010	Cross Currency Options
2.875% due 10/15/21		280	280	(USD/ZAR)
1.250% due 10/31/21		46,810	44,557	Citigroup Dec 2018 14.80 Call (1)	USD	2,700	(ÿ)	65
1.750% due 05/15/23		124,930	118,458	Citigroup Dec 2018 15.25 Call (1)	USD	1,560	(ÿ)	22
2.750% due 08/31/23		3,600	3,564	United States 10 Year
1.625% due 10/31/23		79,315	74,321	Treasury Note Futures
2.000% due 06/30/24		1,790	1,695	Merrill Lynch Nov 2018 118.25
2.250% due 10/31/24		13,015	12,456	Put (166)	USD	19,630	(ÿ)	52
2.500% due 01/31/25		46,345	44,911	Total Options Purchased
2.875% due 04/30/25		141,765	140,263	(cost $188)				167
2.125% due 05/15/25		14,637	13,825
2.000% due 08/15/25		23,103	21,587	Short-Term Investments - 9.1%
2.250% due 11/15/25		13,755	13,036	AerCap Ireland Capital, Ltd. / AerCap
1.625% due 02/15/26		11,837	10,713	Global Aviation Trust
1.625% due 05/15/26		10,305	9,294	Series WI
1.500% due 08/15/26		10,554	9,392
2.375% due 05/15/27		12,825	12,113	3.750% due 05/15/19		400		401
2.250% due 08/15/27		150	140	Ally Financial, Inc.
2.250% due 11/15/27		91,060	84,732	3.250% due 11/05/18 (~)		2,710		2,710
2.750% due 02/15/28		9,534	9,233	Altria Group, Inc.
2.875% due 05/15/28		10,108	9,884	9.250% due 08/06/19		1,603		1,679
2.875% due 08/15/28		38,870	37,975	Apple, Inc.
4.375% due 02/15/38		9,965	11,526

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 459

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
		Amount ($)	Value		Amount ($)			Value
		or Shares	$			or Shares		$
2.641% due 05/06/19 (Ê)		2,725	2,729	2.500% due 10/01/19 (Þ)		240		239
Argentina Letras del Tesoro Bills				ING US Funding LLC
0.010% due 02/28/19	ARS	7,000	205	2.525% due 04/12/19 (Ê)(~)		600		600
AT&T, Inc.				JPMorgan Securities LLC
3.173% due 05/30/19 (~)		6,000	5,896	Zero coupon due 02/01/19 (~)		6,310		6,269
Banco Santander SA				Malaysia Government International Bond
2.521% due 02/01/19 (~)		7,990	7,939	Series 0414
Bank of America Corp.				3.654% due 10/31/19	MYR	11,660		2,792
Series L				Series 0515
2.600% due 01/15/19		45	45	3.759% due 03/15/19	MYR	3,040		728
BMW US Capital LLC				Morgan Stanley
1.500% due 04/11/19 (Þ)		3,253	3,233	Series GMTN
BNZ International Funding, Ltd.				7.300% due 05/13/19		1,000		1,022
2.530% due 10/15/19 (Ê)(~)		2,000	2,000	MUFG Bank, Ltd.
Canadian Oil Sands, Ltd.				2.274% due 12/11/18 (~)		8,150		8,129
7.750% due 05/15/19 (Þ)		2,590	2,645	National Bank of Canada
Chevron Corp.				Series YCD
1.561% due 05/16/19		1,790	1,776	2.543% due 05/08/19 (Ê)(~)		4,000		4,001
Cisco Systems, Inc.				New York Life Global Funding
1.400% due 09/20/19		1,945	1,921	2.545% due 04/12/19 (Ê)(Þ)		9,645		9,647
Commonwealth Bank of Australia				Nordea Bank AB
5.000% due 10/15/19 (Þ)		200	204	Series YCD
Credit Agricole SA				2.694% due 04/10/19 (Ê)(~)		1,800		1,801
2.500% due 04/15/19 (Þ)		250	250	Province of Quebec Canada
Daimler Finance NA LLC				2.749% due 07/21/19 (Ê)		3,380		3,386
1.750% due 10/30/19 (Þ)		3,850	3,795	PSP Capital, Inc.
Dell International LLC / EMC Corp.				2.320% due 08/30/19 (Ê)(~)		800		800
3.480% due 06/01/19 (Þ)		1,000	1,001	Royal Bank of Scotland Group PLC
Discovery Communications LLC				6.400% due 10/21/19		1,000		1,028
5.625% due 08/15/19		1,453	1,481	Shell International Finance BV
eBay, Inc.				1.375% due 05/10/19		2,000		1,985
				Singapore Government International
3.021% due 08/01/19 (Ê)		1,725	1,728	Bond
Fannie Mae				1.625% due 10/01/19	SGD	490		352
2.680% due 04/01/19		632	631	Sumitomo Mitsui Banking Corp.
Federal Home Loan Bank Discount				Series YCD
Notes
				2.774% due 05/15/19 (Ê)(~)		6,000		6,010
Zero coupon due 11/01/18 (ç)(~)		2,450	2,450
				2.786% due 10/15/20 (Ê)(~)		4,500		4,500
1.113% due 11/02/18 (ç)(~)		2,230	2,230
				Svenska Handelsbanken AB
1.787% due 11/07/18 (ç)(~)		1,990	1,989	Series YCD
2.172% due 12/21/18 (ç)(~)		3,130	3,121	2.738% due 02/12/19 (Ê)(~)		1,000		1,001
Ford Motor Credit Co.				2.597% due 06/07/19 (Ê)(~)		3,250		3,253
3.060% due 04/15/19 (~)		8,760	8,631	Teva Pharmaceutical Finance
Hewlett Packard Enterprise Co.				Netherlands III BV
2.100% due 10/04/19 (Þ)		770	763	1.700% due 07/19/19		150		147
Honda Auto Receivables Owner Trust				Toyota Auto Receivables Owner Trust
Series 2017-2 Class A2				Series 2017-A Class A2A
1.460% due 10/15/19		626	626	1.420% due 09/16/19		113		113
ING Bank NV				U. S. Cash Management Fund(@)	193,695,051		(8)	193,695
				United States Treasury Bills

See accompanying notes which are an integral part of the financial statements.

460 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
1.882% due 11/08/18 (ç)(~)	800	800
1.945% due 11/15/18 (ç)(~)	10,450	10,442
2.004% due 11/29/18 (ç)(~)(§)	1,600	1,597
2.133% due 12/06/18 (ç)(~)	14,581	14,551
2.178% due 12/20/18 (ç)(~)(§)	3,100	3,091
2.245% due 01/03/19 (~)	14,586	14,529
2.330% due 01/31/19 (~)(§)	1,500	1,491
2.354% due 02/28/19 (~)(§)	300	298
2.417% due 03/28/19 (~)	14,685	14,543
2.417% due 04/25/19 (~)	14,493	14,323
United States Treasury Notes
3.750% due 11/15/18 (~)	10,872	10,879
Verizon Communications, Inc.
3.104% due 06/17/19 (Ê)	2,550	2,560
Total Short-Term Investments
(cost $403,172)		402,681

Total Investments 103.8%
(identified cost $4,674,927)		4,590,853

Other Assets and Liabilities,
Net - (3.8%)		(170,159)
Net Assets - 100.0%		4,420,694

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 461

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.1%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,278
A10 Securitization LLC	06/23/17	6,379,911	100.00	6,380	6,210
Barclays Commercial Mortgage Securities LLC	11/17/17	8,040,000	100.00	8,040	8,040
BCAP LLC Trust	11/26/13	1,405,439	104.15	1,464	1,425
Citigroup Mortgage Loan Trust, Inc.	08/03/15	1,559,157	89.50	1,396	1,569
Citigroup Mortgage Loan Trust, Inc.	02/01/17	1,994,344	97.69	1,948	1,963
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	9,503	18.49	2	2
Fannie Mae	02/12/01	10,703	24.15	3	3
Fannie Mae	08/14/02	4,793	23.18	1	1
Fannie Mae	04/27/10	16,169	23.94	4	4
Fannie Mae REMICS	09/15/00	14,235	10.87	2	2
Fannie Mae REMICS	04/02/03	190,526	23.90	46	46
Fannie Mae REMICS	05/28/03	41,136	25.29	10	10
Fannie Mae REMICS	01/07/04	38,032	23.89	9	9
Fannie Mae REMICS	04/25/05	31,273	20.08	6	6
Fannie Mae REMICS	04/25/05	20,446	21.12	4	4
Fannie Mae REMICS	04/25/05	41,812	23.98	10	10
Fannie Mae REMICS	04/08/10	6,324,945	12.94	818	813
Fannie Mae REMICS	09/22/10	6,168,534	16.40	1,012	1,005
Freddie Mac REMICS	04/14/03	24,526	16.02	4	4
Freddie Mac REMICS	06/11/03	6,353	21.19	1	1
Freddie Mac REMICS	03/05/04	53,700	23.32	13	13
Freddie Mac REMICS	03/15/04	10,414	9.70	1	1
Freddie Mac REMICS	04/22/05	305,722	10.10	31	31
Freddie Mac Strips	12/12/00	9,710	20.49	2	2
Freddie Mac Strips	05/29/03	20,302	17.94	4	4
Freddie Mac Strips	08/19/03	20,347	22.13	5	5
Freddie Mac Strips	02/13/04	23,951	26.27	6	6
Ginnie Mae	01/20/10	37,598	15.45	6	6
GSAA Trust	10/21/15	1,971,750	86.70	1,709	1,812
HMH Trust	06/09/17	7,770,000	99.99	7,770	7,445
Irwin Home Equity Loan Trust	06/30/15	1,821,941	102.14	1,861	1,848
Irwin Home Equity Loan Trust	05/04/16	641,175	54.37	349	640
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	35,996,000	0.73	263	262
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	58,208,000	2.77	1,615	1,612
One Market Plaza Trust	02/15/17	4,080,000	97.73	3,988	3,855
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,004
					46,951
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

462 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.260
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.280
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
Ambac LSNI LLC	USD 3 Month LIBOR	5.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
American Express Co.	USD 3 Month LIBOR	0.650
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
Apple, Inc.	USD 3 Month LIBOR	0.300
Aramark Services, Inc. 1st Lien Term Loan B3	USD 3 Month LIBOR	1.750
Argentine Republic Government International Bond	Argentina Blended Historical Policy Rate	0.000
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Banco Santander SA	USD 3 Month LIBOR	1.120
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	1.370
	USD Swap Semiannual 30/360 (versus 3 Month
Bank of Montreal	LIBOR) 5 Year Rate	1.432
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
Barclays PLC	USD 3 Month LIBOR	3.804
Barclays PLC	USD 3 Month LIBOR	1.356
Beacon Roofing Supply, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.930
Bluemountain CLO, Ltd.	USD 3 Month LIBOR	1.180
BNC Mortgage Loan Trust	USD 1 Month LIBOR	0.160
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	1.483
BNZ International Funding, Ltd.	USD 1 Month LIBOR	0.250
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.250

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 463

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Brickman Group, Ltd. 1st Lien Term Loan B	USD 2 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.230
Cedar Funding VI CLO, Ltd.	USD 3 Month LIBOR	1.900
Centex Home Equity Loan Trust	USD 1 Month LIBOR	0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.480
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings LLC Term Loan B	USD 1 Month LIBOR	2.250
Cold Storage Trust	USD 1 Month LIBOR	2.100
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Credit Agricole SA	USD 3 Month LIBOR	6.982
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	3.231
CWGS Group LLC Term Loan B	USD 1 Month LIBOR	2.750
Danske Bank A/S	USD 3 Month LIBOR	0.510
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden XXVIII Senior Loan Fund	USD 3 Month LIBOR	1.200
eBay, Inc.	USD 3 Month LIBOR	0.480
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.300
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.150

See accompanying notes which are an integral part of the financial statements.

464 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	8.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.750
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Four Seasons Hotels, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac REMICS	USD 1 Month LIBOR	7.000
Freddie Mac REMICS	USD 1 Month LIBOR	8.800
Freddie Mac REMICS	USD 1 Month LIBOR	7.500
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.300
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	8.600
Ginnie Mae	USD 1 Month LIBOR	0.300
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.300
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Golden Nugget, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	2.602
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
Greenwood Park CLO, Ltd.	USD 3 Month LIBOR	1.010
GS Mortgage Securities Corp. II	USD 1 Month LIBOR	1.300
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
GSAMP Trust	USD 1 Month LIBOR	0.150
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 465

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.390
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Holdings PLC	USD 3 Month LIBOR	1.535
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSBC Holdings PLC	USD 3 Month LIBOR	0.600
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.250
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.564
IBM Credit LLC	USD 3 Month LIBOR	0.260
ING US Funding LLC	USD 3 Month LIBOR	0.100
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.600
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.400
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.260
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II 1st Lien Term Loan	USD 3 Month LIBOR	2.500
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	2.520
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.205
Lone Star Portfolio Trust	USD 1 Month LIBOR	5.600
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Marriott Ownership Resorts, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Mastr Asset Backed Securities Trust	USD 1 Month LIBOR	0.160
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Morgan Stanley	USD 3 Month LIBOR	0.847
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	1.140
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

466 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Bank of Canada	USD 3 Month LIBOR	0.200
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.330
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.230
New York Life Global Funding	USD 3 Month LIBOR	0.120
Newcastle Mortgage Securities Trust	USD 1 Month LIBOR	0.390
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.160
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.150
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.306
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.280
Nordea Bank AB	USD 3 Month LIBOR	0.470
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
ON Semiconductor Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Party City Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.750
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.280
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
PSP Capital, Inc.	USD 3 Month LIBOR	(0.010)
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Canada	USD 3 Month LIBOR	0.380
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.550
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.500
Securitized Asset-Backed Receivables LLC Trust	USD 1 Month LIBOR	0.130
ServiceMaster Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Skandinaviska Enskilda Banken AB	USD 3 Month LIBOR	0.430
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
Sound Point CLO, Ltd.	USD 3 Month LIBOR	1.000
Soundview Home Loan Trust	USD 1 Month LIBOR	0.470

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 467

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.360
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.680
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.400
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.130
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.310
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.150
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.350
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	9.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.470
Teachers Insurance & Annuity Association of America	USD 3 Month LIBOR	2.661
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.300
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.140
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Unitymedia Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Verizon Communications, Inc.	USD 3 Month LIBOR	0.770
Viacom, Inc.	USD 3 Month LIBOR	3.899
VICI Properties, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.450
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	4.350
Walmart, Inc.	USD 3 Month LIBOR	0.230
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.460
Wells Fargo & Co.	USD 3 Month LIBOR	1.010
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.885
Western Digital Corp. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
Westpac Banking Corp.	USD 3 Month LIBOR	0.360

See accompanying notes which are an integral part of the financial statements.

468 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
XPO Logistics, Inc. Term Loan	USD 3 Month LIBOR	2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	753	AUD	97,448	12/18	(165)
Canada 10 Year Government Bond Futures	1,303	CAD	172,191	12/18	(1,744)
Canadian Dollar Currency Futures	73	USD	5,548	12/18	(86)
Euro-BTP Futures	90	EUR	10,948	12/18	78
Euro-Bund Futures	427	EUR	68,431	12/18	(151)
Eurodollar Futures	1,837	USD	444,531	12/19	(740)
Eurodollar Futures	463	USD	112,034	06/20	(675)
Eurodollar Futures	61	USD	14,764	03/21	(95)
Japanese Yen Currency Futures	85	USD	9,430	12/18	(60)
Suisse Franc Currency Futures	15	USD	1,867	12/18	(26)
United States 2 Year Treasury Note Futures	511	USD	107,646	12/18	(273)
United States 5 Year Treasury Note Futures	3,310	USD	371,987	12/18	(2,235)
United States 10 Year Treasury Note Futures	8,133	USD	963,252	12/18	(12,253)
United States 10 Year Ultra Treasury Note Futures	59	USD	7,381	12/18	(162)
United States Long Bond Futures	1,322	USD	182,601	12/18	(4,874)
United States Ultra Bond Futures	483	USD	72,073	12/18	(4,453)
Short Positions
Australian Dollar Currency Futures	25	USD	1,769	12/18	28
British Pound Currency Futures	24	USD	1,919	12/18	44
Euro-Bobl Futures	188	EUR	24,711	12/18	87
Euro-Bund Futures	2,375	EUR	380,618	12/18	(351)
Eurodollar Futures	390	USD	90,772	12/18	152
Eurodollar Futures	203	USD	49,281	03/19	327
Euro-OAT Futures	92	EUR	13,980	12/18	92
Euro-Schatz Futures	2,555	EUR	286,096	12/18	(146)
Japan Government 10 Year Bond Futures	22	JPY	3,313,859	12/18	(53)
Long Gilt Futures	1,501	GBP	183,737	12/18	(559)
United States 2 Year Treasury Note Futures	651	USD	137,138	12/18	307
United States 5 Year Treasury Note Futures	554	USD	62,260	12/18	253
United States 10 Year Treasury Note Futures	187	USD	22,148	12/18	232
United States 10 Year Ultra Treasury Note Futures	297	USD	37,157	12/18	470
United States Long Bond Futures	603	USD	83,290	12/18	2,987
United States Ultra Bond Futures	280	USD	41,781	12/18	2,587
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(21,457)

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 469

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	HSBC	Put	1	109.50	USD	7,800	11/15/18	(3)
Eurodollar 1 Year Mid-Curve Options	Merrill Lynch	Call	205	97.00	USD	49,713	12/14/18	(15)
United States 10 Year Treasury Note
Futures	Morgan Stanley	Call	37	119.00	USD	4,403	11/23/18	(10)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	111	120.50	USD	13,376	11/23/18	(5)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	72	112.75	USD	8,118	11/23/18	(11)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	216	113.00	USD	24,408	11/23/18	(21)
United States Treasury Bond Futures	Merrill Lynch	Call	21	140.00	USD	2,940	11/23/18	(8)
Total Liability for Options Written (premiums received $224)								(73)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	13,618	CZK	306,548	11/26/18	(226)
Bank of America	USD	13,652	HUF	3,864,788	11/26/18	(152)
Bank of America	USD	22,667	PLN	85,631	11/26/18	(341)
Bank of America	USD	607	THB	19,790	11/26/18	(10)
Bank of America	USD	1,157	THB	37,603	11/26/18	(23)
Bank of America	USD	35,308	TRY	219,647	11/26/18	3,403
Bank of America	CZK	473	USD	21	11/26/18	1
Bank of America	CZK	12,982	USD	597	11/26/18	30
Bank of America	HUF	42,243	USD	152	11/26/18	4
Bank of America	HUF	134,853	USD	487	11/26/18	16
Bank of America	PLN	1,050	USD	284	11/26/18	10
Bank of America	PLN	3,091	USD	841	11/26/18	36
Bank of America	THB	1,059,813	USD	31,950	11/26/18	(37)
Bank of America	TRY	9,960	USD	1,677	11/26/18	(78)
Bank of America	TRY	25,965	USD	3,947	11/26/18	(629)
Bank of Montreal	SEK	689,304	USD	77,712	11/26/18	2,245
Barclays	USD	892	BRL	3,350	01/18/19	3
Barclays	USD	2,868	BRL	10,860	01/18/19	32
Barclays	USD	4,092	INR	305,000	01/18/19	(15)
Barclays	USD	56	TWD	1,711	01/18/19	—
BNP Paribas	USD	119	TWD	3,673	11/26/18	—
BNP Paribas	USD	123	TWD	3,780	11/26/18	(1)
BNP Paribas	TWD	279,564	USD	9,154	11/26/18	108
Brown Brothers Harriman	USD	32,946	EUR	28,362	11/26/18	(763)
Brown Brothers Harriman	ILS	99,264	USD	27,317	11/26/18	581
Citigroup	USD	54,991	CAD	71,328	11/26/18	(787)
Citigroup	USD	8,883	CAD	11,514	01/18/19	(123)
Citigroup	USD	430	CNH	3,000	11/28/18	—
Citigroup	USD	1,935	GBP	1,458	01/18/19	(64)
Citigroup	USD	23	INR	1,676	11/26/18	—
Citigroup	USD	106	INR	7,612	11/26/18	(4)
Citigroup	USD	167	INR	12,271	11/26/18	(2)
Citigroup	USD	8,831	INR	626,314	11/26/18	(398)
Citigroup	USD	38	KRW	42,339	11/26/18	—
Citigroup	USD	217	KRW	244,293	11/26/18	(3)

See accompanying notes which are an integral part of the financial statements.

470 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	246	MXN	5,000	11/01/18	—
Citigroup	USD	9,251	MXN	177,967	01/18/19	(596)
Citigroup	USD	307	NZD	470	11/28/18	(1)
Citigroup	USD	40	PEN	133	11/26/18	(1)
Citigroup	USD	516	PEN	1,723	11/26/18	(5)
Citigroup	USD	2,158	RUB	145,022	01/18/19	25
Citigroup	USD	590	ZAR	8,682	11/28/18	(4)
Citigroup	CNH	13,559	USD	1,950	11/28/18	9
Citigroup	CNH	26,798	USD	3,869	11/28/18	32
Citigroup	CNY	68,562	USD	9,828	01/18/19	34
Citigroup	EUR	2,850	USD	3,322	01/18/19	71
Citigroup	INR	143,000	USD	1,932	11/28/18	5
Citigroup	JPY	214,098	USD	1,925	01/18/19	14
Citigroup	KRW	10,291,927	USD	9,173	11/26/18	151
Citigroup	MXN	3,200	USD	162	01/18/19	7
Citigroup	MXN	5,000	USD	243	01/18/19	—
Citigroup	PEN	74,574	USD	22,455	11/26/18	355
Citigroup	ZAR	28,336	USD	1,984	11/28/18	71
Commonwealth Bank of Australia	NOK	449,321	USD	55,305	11/26/18	1,953
Goldman Sachs	ZAR	28,134	USD	1,950	11/28/18	51
HSBC	BRL	6,660	USD	1,787	11/28/18	6
HSBC	NZD	2,971	USD	1,950	11/28/18	13
JPMorgan Chase	USD	1,610	BRL	6,100	01/18/19	20
JPMorgan Chase	USD	8,080	CAD	10,523	11/05/18	(86)
JPMorgan Chase	USD	8,026	CAD	10,523	02/01/19	(18)
JPMorgan Chase	USD	11,262	CHF	11,296	11/05/18	(43)
JPMorgan Chase	USD	6,146	CLP	4,200,593	11/16/18	(110)
JPMorgan Chase	USD	759	CZK	17,281	11/05/18	(5)
JPMorgan Chase	USD	81	DKK	533	11/05/18	—
JPMorgan Chase	USD	8,474	GBP	6,509	11/13/18	(150)
JPMorgan Chase	USD	522	HKD	4,091	11/05/18	—
JPMorgan Chase	USD	10,930	HUF	3,122,656	11/05/18	(36)
JPMorgan Chase	USD	1,941	INR	143,000	11/28/18	(15)
JPMorgan Chase	USD	2,571	JPY	283,949	11/13/18	(53)
JPMorgan Chase	USD	5,314	MXN	106,138	11/05/18	(88)
JPMorgan Chase	USD	12,370	NOK	100,462	11/05/18	(451)
JPMorgan Chase	USD	12,033	NOK	100,462	02/01/19	(64)
JPMorgan Chase	USD	96	PHP	5,232	11/16/18	2
JPMorgan Chase	USD	3,370	PLN	12,302	11/05/18	(164)
JPMorgan Chase	USD	3,241	PLN	12,302	02/01/19	(27)
JPMorgan Chase	USD	14,252	SEK	124,102	11/05/18	(688)
JPMorgan Chase	USD	13,697	SEK	124,102	02/01/19	(16)
JPMorgan Chase	USD	13,010	SGD	17,997	11/05/18	(16)
JPMorgan Chase	USD	7,407	TWD	228,833	11/16/18	(9)
JPMorgan Chase	AUD	39,576	USD	29,430	11/13/18	1,400
JPMorgan Chase	BRL	39,185	USD	10,427	11/16/18	(89)
JPMorgan Chase	CAD	10,523	USD	8,011	11/05/18	17
JPMorgan Chase	CHF	11,296	USD	11,475	11/05/18	257
JPMorgan Chase	CHF	11,296	USD	11,366	02/01/19	44
JPMorgan Chase	CLP	4,200,593	USD	6,057	11/16/18	21
JPMorgan Chase	COP	14,988,274	USD	4,897	11/16/18	244
JPMorgan Chase	CZK	17,281	USD	792	11/05/18	37

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 471

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	CZK	17,281	USD	765	02/01/19	5
JPMorgan Chase	DKK	533	USD	84	11/05/18	3
JPMorgan Chase	DKK	533	USD	82	02/01/19	—
JPMorgan Chase	EUR	18,626	USD	21,745	11/13/18	629
JPMorgan Chase	EUR	4,805	USD	5,618	01/18/19	137
JPMorgan Chase	HKD	4,091	USD	522	11/05/18	1
JPMorgan Chase	HKD	4,091	USD	523	02/01/19	—
JPMorgan Chase	HUF	3,122,656	USD	11,404	11/05/18	511
JPMorgan Chase	HUF	3,122,656	USD	11,011	02/01/19	35
JPMorgan Chase	IDR	135,758,000	USD	8,815	11/16/18	(92)
JPMorgan Chase	MXN	106,138	USD	5,634	11/05/18	409
JPMorgan Chase	MXN	106,138	USD	5,241	02/01/19	91
JPMorgan Chase	NOK	100,462	USD	11,981	11/05/18	62
JPMorgan Chase	NZD	929	USD	608	11/13/18	2
JPMorgan Chase	NZD	49,491	USD	33,406	11/13/18	1,106
JPMorgan Chase	PEN	2,346	USD	698	11/16/18	2
JPMorgan Chase	PEN	56,533	USD	16,944	11/16/18	183
JPMorgan Chase	PLN	12,302	USD	3,231	11/05/18	25
JPMorgan Chase	SEK	124,102	USD	13,578	11/05/18	13
JPMorgan Chase	SGD	17,997	USD	13,238	11/05/18	245
JPMorgan Chase	SGD	17,997	USD	13,037	02/01/19	17
JPMorgan Chase	THB	358,815	USD	10,918	11/16/18	90
JPMorgan Chase	TWD	228,833	USD	7,352	11/16/18	(46)
Royal Bank of Canada	USD	54,860	JPY	6,134,723	11/26/18	(400)
Standard Chartered	USD	22	IDR	344,520	11/26/18	—
Standard Chartered	USD	26	IDR	391,565	11/26/18	—
Standard Chartered	USD	8,926	IDR	132,466,755	11/26/18	(250)
State Street	USD	3,036	BRL	11,346	11/26/18	6
State Street	USD	501	CLP	338,312	11/26/18	(14)
State Street	USD	22,731	HKD	178,115	11/26/18	2
State Street	USD	9,011	MXN	173,624	11/26/18	(493)
State Street	USD	24	MYR	99	11/26/18	—
State Street	USD	446	MYR	1,854	11/26/18	(3)
State Street	USD	22,135	NZD	33,571	11/26/18	(223)
State Street	USD	141	ZAR	2,116	11/26/18	2
State Street	USD	8,820	ZAR	129,925	11/26/18	(39)
State Street	BRL	5,233	USD	1,253	11/26/18	(150)
State Street	BRL	88,211	USD	22,415	11/26/18	(1,236)
State Street	CLP	89,815	USD	133	11/26/18	4
State Street	CLP	351,785	USD	512	11/26/18	7
State Street	CLP	14,846,730	USD	22,509	11/26/18	1,173
State Street	HKD	2,457	USD	314	11/26/18	—
State Street	HKD	4,349	USD	555	11/26/18	—
State Street	ILS	99,264	USD	27,405	11/26/18	668
State Street	MXN	2,757	USD	146	11/26/18	10
State Street	MXN	4,617	USD	242	11/26/18	16
State Street	MYR	92,861	USD	22,663	11/26/18	490
State Street	ZAR	4,095	USD	284	11/26/18	7
Westpac	AUD	46,124	USD	32,933	11/26/18	262
Westpac	CHF	21,637	USD	21,935	11/26/18	407
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						8,591

See accompanying notes which are an integral part of the financial statements.

472 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Interest Rate Swap Contracts

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
				Federal Fund Effective
Barclays	USD	47,777	2.729%(3)	Rate(2)	09/30/20	—	—	—
				Brazil Interbank Deposit
Citigroup	BRL	6,411	8.410%(5)	Rate(5)	01/02/20	6	25	31
				Brazil Interbank Deposit
Citigroup	BRL	12,200	8.410%(5)	Rate(5)	01/02/20	3	56	59
				Brazil Interbank Deposit
Citigroup	BRL	13,500	8.410%(5)	Rate(5)	01/02/20	7	58	65
				Brazil Interbank Deposit
Citigroup	BRL	20,700	8.410%(5)	Rate(5)	01/02/20	17	83	100
				Brazil Interbank Deposit
Citigroup	BRL	59,839	8.410%(5)	Rate(5)	01/02/20	—	290	290
JPMorgan Chase	DKK	23,200	Six Month CIBOR(3)	0.510%(4)	05/05/25	2	30	32
JPMorgan Chase	DKK	50,924	Six Month CIBOR(3)	0.943%(4)	05/05/25	(48)	(114)	(162)
JPMorgan Chase	DKK	5,800	Six Month CIBOR(3)	0.640%(4)	05/06/25	—	—	—
JPMorgan Chase	CZK	22,190	Six Month PRIBOR(3)	0.490%(4)	06/19/25	—	129	129
JPMorgan Chase	CZK	87,000	Six Month PRIBOR(3)	0.495%(4)	06/19/25	—	506	506
JPMorgan Chase	CZK	180,751	Six Month PRIBOR(3)	1.280%(4)	06/19/25	—	634	634
				Mexico Interbank 28
Merrill Lynch	MXN	1,014,690	7.351%(1)	Day Deposit Rate(1)	04/05/21	(40)	(1,623)	(1,663)
Merrill Lynch	GBP	7,756	Six Month LIBOR(3)	1.271%(3)	10/26/21	4	13	17
Merrill Lynch	USD	20,241	2.250%(3)	Three Month LIBOR(2)	05/31/22	38	(529)	(491)
Merrill Lynch	USD	51,750	2.850%(3)	Three Month LIBOR(2)	08/31/22	(15)	(441)	(456)
			Federal Fund
Merrill Lynch	USD	88,698	Effective Rate(2)	Three Month LIBOR(2)	12/19/23	—	(24)	(24)
Merrill Lynch	USD	5,922	Three Month LIBOR(2)	3.330%(3)	02/15/44	(3)	—	(3)
Total Open Interest Rate Swap Contracts (å)						(29)	(907)	(936)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell	USD	20,270	5.000%(2)	12/20/23	1,023	148	1,171
CDX NA High Yield Index	Goldman Sachs	Sell	USD	43,600	5.000%(2)	12/20/23	2,301	251	2,552
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	12,050	(5.000%)(2)	12/20/23	(874)	169	(705)
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	5,090	(5.000%)(2)	12/20/22	(355)	4	(351)
CDX NA Investment Grade
Index	Merrill Lynch	Sell	USD	3,930	1.000%(2)	06/20/23	114	(47)	67
CDX NA Investment Grade
Index	Merrill Lynch	Sell	USD	27,840	1.000%(2)	12/20/23	532	(89)	443
Total Open Credit Indices Contracts (å)							2,741	436	3,177

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 473

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$297,778	$2,000	$—	$299,778	6.8
Corporate Bonds and Notes	—	921,041	4,759	—	925,800	20.9
International Debt	—	379,321	—	—	379,321	8.6
Loan Agreements	—	24,769	—	—	24,769	0.6
Mortgage-Backed Securities	—	1,076,131	5,284	—	1,081,415	24.4
Municipal Bonds	—	15,848	—	—	15,848	0.4
Non-US Bonds	—	149,589	—	—	149,589	3.4
United States Government Treasuries	—	1,311,485	—	—	1,311,485	29.6
Common Stocks	—	—	—		—	—*
Options Purchased	52	115	—	—	167	—*
Short-Term Investments	—	208,986	—	193,695	402,681	9.1
Total Investments	52	4,385,063	12,043	193,695	4,590,853	103.8
Other Assets and Liabilities, Net						(3.8)
						100.0
Other Financial Instruments
Assets
Futures Contracts	7,644	—	—	—	7,644	0.2
Foreign Currency Exchange Contracts	—	17,928	—	—	17,928	0.4
Interest Rate Swap Contracts	—	1,863	—	—	1,863	—*
Credit Default Swap Contracts	—	4,233	—	—	4,233	0.1

Liabilities
Futures Contracts	(29,101)	—	—	—	(29,101)	(0.7)
Options Written	(70)	(3)	—	—	(73)	(—)*
Foreign Currency Exchange Contracts	—	(9,337)	—	—	(9,337)	(0.2)
Interest Rate Swap Contracts	—	(2,799)	—	—	(2,799)	(0.1)
Credit Default Swap Contracts	—	(1,056)	—	—	(1,056)	(—)*
Total Other Financial Instruments**	$(21,527)	$10,829	$—	$—	$(10,698)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

474 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	5,635
Australia	28,880
Austria	5,331
Bermuda	5,879
Brazil	26,979
Canada	57,420
Cayman Islands	74,948
Chile	4,923
Colombia	23,547
Curacao	360
Denmark	4,595
Ecuador	418
Egypt	525
Finland	4,343
France	11,064
Germany	2,284
Guernsey	978
India	655
Indonesia	3,308
Ireland	17,846
Italy	9,276
Japan	22,931
Jersey	492
Kazakhstan	254
Kenya	645
Kuwait	1,020
Luxembourg	5,629
Malaysia	11,816
Mexico	42,204
Morocco	312
Netherlands	46,296
New Zealand	22,231
Nigeria	569
Norway	4,507
Panama	1,224
Peru	13,648
Poland	8,378
Russia	6,561
Singapore	14,249
South Korea	5,072
Spain	2,389
Sweden	14,483
Switzerland	9,494
Thailand	1,325
United Arab Emirates	1,724
United Kingdom	56,879
United States	4,006,800
Virgin Islands, British	535
Total Investments	4,590,853

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 475

Russell Investment Company
Strategic Bond Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$115	$52
Unrealized appreciation on foreign currency exchange contracts	—	17,928	—
Variation margin on futures contracts**	—	72	7,572
Interest rate swap contracts, at fair value	—	—	1,863
Credit default swap contracts, at fair value	4,233	—	—
Total	$4,233	$18,115	$9,487

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$172	$28,929
Unrealized depreciation on foreign currency exchange contracts	—	9,337	—
Options written, at fair value	—	3	70
Interest rate swap contracts, at fair value	—	—	2,799
Credit default swap contracts, at fair value	1,056	—	—
Total	$1,056	$9,512	$31,798
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$(1,384)	$(1,313)
Futures contracts	—	(763)	(54,767)
Options written	—	398	2,298
Interest rate swap contracts	—	—	6,025
Credit default swap contracts	1,494	—	—
Foreign currency exchange contracts	—	(13,364)	—
Total	$1,494	$(15,113)	$(47,757)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$(44)	$148
Futures contracts	—	31	(14,271)
Options written	—	372	(64)
Interest rate swap contracts	—	—	(4,911)
Credit default swap contracts	455	—	—
Foreign currency exchange contracts	—	9,187	—
Total	$455	$9,546	$(19,098)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Schedule of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

476 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$167	$—	$167
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	17,928	—	17,928
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,863	—	1,863
Credit Default Swap Contracts	Credit default swap contracts, at fair value	4,233	—	4,233
Total Financial and Derivative Assets		24,191	—	24,191
Financial and Derivative Assets not subject to a netting agreement		(4,300)	—	(4,300)
Total Financial and Derivative Assets subject to a netting agreement		$19,891	$—	$19,891

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$3,500	$1,495	$—	$2,005
Bank of Montreal	2,245	—	—	2,245
Barclays	35	15	—	20
BNP Paribas	109	1	—	108
Brown Brothers Harriman	581	581	—	—
Citigroup	1,405	1,206	10	189
Commonwealth Bank of Australia	1,952	—	—	1,952
Goldman Sachs	71	—	71	—
HSBC	27	3	24	—
JPMorgan Chase	6,910	2,415	4,495	—
State Street	2,387	2,160	50	177
Westpac	669	—	—	669
Total	$19,891	$7,876	$4,650	$7,365

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 477

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$9,337	$—	$9,337
Options Written Contracts	Options written, at fair value	73	—	73
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	2,799	—	2,799
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,056	—	1,056
Total Financial and Derivative Liabilities		13,265	—	13,265
Financial and Derivative Liabilities not subject to a netting agreement		(3,763)	—	(3,763)
Total Financial and Derivative Liabilities subject to a netting agreement		$9,502	$—	$9,502

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1,495	$1,495	$—	$—
Barclays	15	15	—	—
BNP Paribas	1	1	—	—
Brown Brothers Harriman	762	581	—	181
Citigroup	1,986	1,206	—	780
HSBC	3	3	—	—
JPMorgan Chase	2,430	2,415	15	—
Royal Bank of Canada	400	—	—	400
Standard Chartered	250	—	250	—
State Street	2,160	2,160	—	—
Total	$9,502	$7,876	$265	$1,361

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

478 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$4,674,927
Investments, at fair value(>)	4,590,853
Cash	14,146
Foreign currency holdings(^)	5,341
Unrealized appreciation on foreign currency exchange contracts	17,928
Receivables:
Dividends and interest	26,520
Dividends from affiliated funds	225
Investments sold	148,792
Fund shares sold	3,836
From broker(a)(b)(c)(d)	24,750
Variation margin on futures contracts	34,375
Other receivable	39
Interest rate swap contracts, at fair value(•)	1,863
Credit default swap contracts, at fair value(+)	4,233
Total assets	4,872,901

Liabilities
Payables:
Due to broker (e)	2,887
Investments purchased	404,689
Fund shares redeemed	7,325
Accrued fees to affiliates	2,045
Other accrued expenses	363
Variation margin on futures contracts	21,462
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	9,337
Options written, at fair value(x)	73
Interest rate swap contracts, at fair value(•)	2,799
Credit default swap contracts, at fair value(+)	1,056
Total liabilities	452,207

Net Assets	$4,420,694

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 479

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(244,593)
Shares of beneficial interest	4,285
Additional paid-in capital	4,661,002
Net Assets	$4,420,694

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.29
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.69
Class A — Net assets	$33,093,519
Class A — Shares outstanding ($. 01 par value)	3,215,941
Net asset value per share: Class C(#)	$10.24
Class C — Net assets	$25,022,398
Class C — Shares outstanding ($. 01 par value)	2,443,090
Net asset value per share: Class E(#)	$10.21
Class E — Net assets	$3,683,587
Class E — Shares outstanding ($. 01 par value)	360,719
Net asset value per share: Class M(#)	$10.33
Class M — Net assets	$164,734,207
Class M — Shares outstanding ($. 01 par value)	15,942,999
Net asset value per share: Class R6(#)	$10.21
Class R6 — Net assets	$730,293
Class R6 — Shares outstanding ($. 01 par value)	71,500
Net asset value per share: Class S(#)	$10.34
Class S — Net assets	$3,425,435,694
Class S — Shares outstanding ($. 01 par value)	331,158,454
Net asset value per share: Class Y(#)	$10.19
Class Y — Net assets	$767,994,330
Class Y — Shares outstanding ($. 01 par value)	75,335,255
Amounts in thousands
(^) Foreign currency holdings - cost	$5,577
(x) Premiums received on options written	$224
(+) Credit default swap contracts - premiums paid (received)	$2,741
(•) Interest rate swap contracts - premiums paid (received)	$(29)
(>) Investments in affiliates, U. S. Cash Management Fund	$193,695

(a) Receivable from Broker for Futures	$15,045
(b) Receivable from Broker for Swaps	$3,177
(c) Receivable from Broker for TBAs	$6,268
(d) Receivable from Broker for Forwards	$260
(e) Due to Broker for Swaps	$2,887
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

480 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$125
Dividends from affiliated funds	3,464
Interest	141,797
Total investment income	145,386

Expenses
Advisory fees	22,984
Administrative fees	2,315
Custodian fees	721
Distribution fees - Class A	97
Distribution fees - Class C	243
Distribution fees – Class T	—**
Transfer agent fees - Class A	77
Transfer agent fees - Class C	65
Transfer agent fees - Class E	9
Transfer agent fees - Class M	344
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	7,509
Transfer agent fees – Class T	—**
Transfer agent fees - Class Y	36
Professional fees	265
Registration fees	181
Shareholder servicing fees - Class C	81
Shareholder servicing fees - Class E	11
Trustees’ fees	156
Printing fees	275
Miscellaneous	73
Expenses before reductions	35,443
Expense reductions	(8,309)
Net expenses	27,134
Net investment income (loss)	118,252

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(65,491)
Investments in affiliated funds	(15)
Futures contracts	(55,530)
Options written	2,696
Foreign currency exchange contracts	(13,364)
Interest rate swap contracts	6,025
Credit default swap contracts	1,494
Foreign currency-related transactions	72
Net realized gain (loss)	(124,113)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(116,378)
Investments in affiliated funds	8
Futures contracts	(14,240)
Options written	308
Foreign currency exchange contracts	9,187
Interest rate swap contracts	(4,911)
Credit default swap contracts	455

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 481

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Foreign currency-related transactions	(200)
Other investments	(1)
Net change in unrealized appreciation (depreciation)	(125,772)
Net realized and unrealized gain (loss)	(249,885)
Net Increase (Decrease) in Net Assets from Operations	$(131,633)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

482 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,252	$99,723
Net realized gain (loss)	(124,113)	(71,846)
Net change in unrealized appreciation (depreciation)	(125,772)	3,422
Net increase (decrease) in net assets from operations	(131,633)	31,299

Distributions (i)
To shareholders
Class A	(773)	(1,862)
Class C	(412)	(1,717)
Class E	(90)	(4,279)
Class I(3)	—	(40,002)
Class M(1)	(3,966)	(197)
Class R6	(17)	(24)
Class S	(84,035)	(116,824)
Class T(2)(4)	(—)**	(—)**
Class Y	(19,369)	(37,186)
Net decrease in net assets from distributions	(108,662)	(202,091)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(203,054)	(484,619)
Total Net Increase (Decrease) in Net Assets	(443,349)	(655,411)

Net Assets
Beginning of period	4,864,043	5,519,454
End of period (ii)	$4,420,694	$4,864,043

**     Less than $500.
(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, I, M, R6, S, T and Y were $462, $252, $774,
$10,102, $197, $7, $34,559, $- and $10,576, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, I, M, R6, S, T and Y were $1,400, $1,465, $3,505, $29,900, $–, $17, $82,265, $– and $26,610, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $5,261. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 483

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	784	$8,285	582	$6,228
Proceeds from reinvestment of distributions	72	760	169	1,769
Payments for shares redeemed	(1,716)	(18,127)	(1,745)	(18,690)
Net increase (decrease)	(860)	(9,082)	(994)	(10,693)
Class C
Proceeds from shares sold	95	997	417	4,445
Proceeds from reinvestment of distributions	39	409	163	1,699
Payments for shares redeemed	(1,448)	(15,243)	(1,943)	(20,771)
Net increase (decrease)	(1,314)	(13,837)	(1,363)	(14,627)
Class E
Proceeds from shares sold	22	236	378	4,036
Proceeds from reinvestment of distributions	9	89	401	4,174
Payments for shares redeemed	(140)	(1,458)	(12,322)	(129,166)
Net increase (decrease)	(109)	(1,133)	(11,543)	(120,956)
Class I(3)
Proceeds from shares sold	—	—	8,300	87,431
Proceeds from reinvestment of distributions	—	—	3,828	39,700
Payments for shares redeemed	—	—	(115,490)	(1,228,064)
Net increase (decrease)	—	—	(103,362)	(1,100,933)
Class M(1)
Proceeds from shares sold	8,610	92,108	12,523	136,566
Proceeds from reinvestment of distributions	374	3,966	18	197
Payments for shares redeemed	(5,318)	(56,086)	(264)	(2,878)
Net increase (decrease)	3,666	39,988	12,277	133,885
Class R6
Proceeds from shares sold	9	91	15	160
Proceeds from reinvestment of distributions	2	17	2	25
Payments for shares redeemed	(4)	(37)	(13)	(144)
Net increase (decrease)	7	71	4	41
Class S
Proceeds from shares sold	67,447	717,333	185,780	2,001,834
Proceeds from reinvestment of distributions	7,857	83,509	10,982	115,747
Payments for shares redeemed	(100,917)	(1,068,168)	(118,627)	(1,277,653)
Net increase (decrease)	(25,613)	(267,326)	78,135	839,928
Class T(2)(4)
Proceeds from shares sold	—	—	9	100
Payments for shares redeemed	(9)	(101)	—	—
Net increase (decrease)	(9)	(101)	9	100
Class Y
Proceeds from shares sold	17,885	187,988	12,606	134,621
Proceeds from reinvestment of distributions	1,851	19,369	3,571	37,121
Payments for shares redeemed	(15,254)	(158,991)	(36,214)	(383,106)
Net increase (decrease)	4,482	48,366	(20,037)	(211,364)
Total increase (decrease)	(19,750)	$(203,054)	(46,874)	$(484,619)

(1)     For the period March 16, 2017 (inception date) to October 31, 2017.
(2)     For the period June 7, 2017 (inception date) to October 31, 2017.
(3)     For the period November 1, 2016 to August 18, 2017 (date of reclassification).
See accompanying notes which are an integral part of the financial statements.

484 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

(4)     For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 485

Russell Investment Company
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	10.82	. 23	(. 55)	(. 32)	(. 21)	—
October 31, 2017	11.18	. 18	(. 15)	. 03	(. 09)	(. 30)
October 31, 2016	11.04	. 18	. 33	. 51	(. 20)	(. 17)
October 31, 2015	11.26	. 14	. 03	. 17	(. 17)	(. 22)
October 31, 2014	11.01	. 15	. 29	. 44	(. 14)	(. 05)

Class C
October 31, 2018	10.77	. 15	(. 55)	(. 40)	(. 13)	—
October 31, 2017	11.16	. 10	(. 14)	(. 04)	(. 05)	(. 30)
October 31, 2016	11.02	. 10	. 33	. 43	(. 12)	(. 17)
October 31, 2015	11.25	. 06	. 03	. 09	(. 10)	(. 22)
October 31, 2014	11.01	. 07	. 27	. 34	(. 05)	(. 05)

Class E
October 31, 2018	10.74	. 23	(. 55)	(. 32)	(. 21)	—
October 31, 2017	11.09	. 18	(. 15)	. 03	(. 08)	(. 30)
October 31, 2016	10.95	. 18	. 33	. 51	(. 20)	(. 17)
October 31, 2015	11.18	. 14	. 02	. 16	(. 17)	(. 22)
October 31, 2014	10.94	. 15	. 28	. 43	(. 14)	(. 05)

Class M
October 31, 2018	10.86	. 27	(. 55)	(. 28)	(. 25)	—
October 31, 2017(9)	10.55	. 14	. 20	. 34	(. 03)	—

Class R6
October 31, 2018	10.74	. 27	(. 55)	(. 28)	(. 25)	—
October 31, 2017	11.09	. 22	(. 15)	. 07	(. 12)	(. 30)
October 31, 2016(5)	10.71	. 14	. 34	. 48	(. 10)	—

Class S
October 31, 2018	10.88	. 26	(. 56)	(. 30)	(. 24)	—
October 31, 2017	11.21	. 21	(. 13)	. 08	(. 11)	(. 30)
October 31, 2016	11.07	. 21	. 33	. 54	(. 23)	(. 17)
October 31, 2015	11.29	. 17	. 03	. 20	(. 20)	(. 22)
October 31, 2014	11.05	. 18	. 28	. 46	(. 17)	(. 05)

Class Y
October 31, 2018	10.72	. 28	(. 56)	(. 28)	(. 25)	—
October 31, 2017	11.07	. 22	(. 15)	. 07	(. 12)	(. 30)
October 31, 2016	10.93	. 23	. 33	. 56	(. 25)	(. 17)
October 31, 2015	11.15	. 19	. 03	. 22	(. 22)	(. 22)
October 31, 2014	10.92	. 19	. 27	. 46	(. 18)	(. 05)

See accompanying notes which are an integral part of the financial statements.

486 Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 21)	10.29	(3.00)	33,094	1.01	. 85	2.16	114
(. 39)	10.82	. 43	44,107	1.00	. 93	1.70	133
(. 37)	11.18	4.79	56,663	1.02	. 96	1.66	203
(. 39)	11.04	1.57	54,123	1.04	. 98	1.29	152
(. 19)	11.26	4.03	64,810	1.03	1.00	1.35	133

(. 13)	10.24	(3.73)	25,022	1.76	1.60	1.38	114
(. 35)	10.77	(. 28)	40,482	1.75	1.69	. 94	133
(. 29)	11.16	3.92	57,161	1.77	1.71	. 91	203
(. 32)	11.02	. 78	62,412	1.79	1.73	. 54	152
(. 10)	11.25	3.15	69,413	1.78	1.75	. 60	133

(. 21)	10.21	(3.02)	3,684	1.01	. 85	2.15	114
(. 38)	10.74	. 44	5,043	1.01	. 96	1.66	133
(. 37)	11.09	4.84	133,209	1.02	. 96	1.65	203
(. 39)	10.95	1.50	120,286	1.04	. 98	1.29	152
(. 19)	11.18	3.96	146,158	1.03	1.00	1.34	133

(. 25)	10.33	(2.63)	164,734	. 76	. 48	2.55	114
(. 03)	10.86	3.21	133,381	. 74	. 54	2.15	133

(. 25)	10.21	(2.65)	730	. 61	. 47	2.55	114
(. 42)	10.74	. 78	696	. 61	. 57	2.07	133
(. 10)	11.09	4.48	674	. 61	. 58	1.93	203

(. 24)	10.34	(2.81)	3,425,436	. 76	. 58	2.43	114
(. 41)	10.88	. 88	3,880,447	. 76	. 68	1.95	133
(. 40)	11.21	5.04	3,123,604	. 78	. 71	1.91	203
(. 42)	11.07	1.82	3,325,522	. 79	. 73	1.54	152
(. 22)	11.29	4.19	4,052,322	. 78	. 75	1.60	133

(. 25)	10.19	(2.63)	767,994	. 56	. 44	2.62	114
(. 42)	10.72	. 80	759,787	. 56	. 54	2.09	133
(. 42)	11.07	5.27	1,005,818	. 58	. 55	2.07	203
(. 44)	10.93	2.00	1,466,270	. 59	. 57	1.70	152
(. 23)	11.15	4.31	1,778,627	. 59	. 59	1.75	133

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 487

Russell Investment Company
Strategic Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,378,046
Administration fees	184,910
Distribution fees	23,720
Shareholder servicing fees	6,284
Transfer agent fees	433,900
Trustee fees	17,867
$2,044,727

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$295,829	$2,829,290	$2,931,417	$(15	) $	8	$193,695	$3,464	$—
	$295,829	$2,829,290	$2,931,417	$(15	) $	8	$193,695	$3,464	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$4,690,125,546
Unrealized Appreciation	$63,817,083
Unrealized Depreciation	(161,172,976)
Net Unrealized Appreciation (Depreciation)	$(97,355,893)
Undistributed Ordinary Income	$10,613,278
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(156,161,230)
Tax Composition of Distributions
Ordinary Income	$108,661,769

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

488 Strategic Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Investment Grade Bond Fund - Class A‡			Investment Grade Bond Fund - Class R6‡‡‡
	Total			Total
	Return			Return
1 Year	(6.64)%		1 Year	(2.56)%
5 Years	0.61	%§	5 Years	1.83	%§
10 Years	3.95	%§	10 Years	4.78	%§

Investment Grade Bond Fund - Class C			Investment Grade Bond Fund - Class S
	Total			Total
	Return			Return
1 Year	(3.67)%		1 Year	(2.69)%
5 Years	0.63	%§	5 Years	1.66	%§
10 Years	3.55	%§	10 Years	4.60	%§

Investment Grade Bond Fund - Class E			Investment Grade Bond Fund - Class Y
	Total			Total
	Return			Return
1 Year	(2.98)%		1 Year	(2.54)%
5 Years	1.38	%§	5 Years	1.85	%§
10 Years	4.37	%§	10 Years	4.79	%§

Investment Grade Bond Fund - Class M‡‡			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(2.59)%		1 Year	(2.05)%
5 Years	1.69	%§	5 Years	1.83	%§
10 Years	4.62	%§	10 Years	3.94	%§

Investment Grade Bond Fund 489

Russell Investment Company
Investment Grade Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Investment Grade Bond Fund (the “Fund”) employs a multi-	The middle of the year saw credit spreads relatively flat as markets
manager approach whereby portions of the Fund are allocated to	processed political uncertainty, trade rhetoric and divergence
different money manager strategies. Fund assets not allocated to	between the performance of U. S. and global economies. Bank
money managers are managed by Russell Investment Management,	loans and corporate high yield sectors within the United States
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	were top performers as strong fundamentals and leverage ratios
of the Fund’s assets among money managers at any time. An	were attractive. During the year, the Federal Reserve raised rates
exemptive order from the Securities and Exchange Commission	four times, the Bank of Canada raised rates three times, the Bank
(“SEC”) permits RIM to engage or terminate a money manager	of England raised rates twice and the European Central Bank left
at any time, subject to approval by the Fund’s Board, without a	rates unchanged. This caused yields across the globe to rise, with
shareholder vote. Pursuant to the terms of the exemptive order,	the United States yield curve flattening the most throughout the
the Fund is required to notify its shareholders within 90 days of	year. Local emerging market currencies had a difficult year as
when a money manager begins providing services. As of October	political risk escalated and a basket of currencies depreciated
31, 2018, the Fund had two money managers.	against the United States dollar. Overall, it was a negative year

What is the Fund’s investment objective?	for bonds with credit outperforming treasuries.
The Fund seeks to provide current income and the preservation	How did the investment strategies and techniques employed
of capital.	by the Fund and its money managers affect its benchmark

How did the Fund perform relative to its benchmark for the	relative performance?
fiscal year ended October 31, 2018?	RIM’s asset allocation for the Fund detracted from benchmark relative performance over the period as a result of the Fund’s
For the fiscal year ended October 31, 2018, the Fund’s Class	ex-benchmark allocation to RIM’s currency overlay and global
A, Class C, Class E, Class M, Class R6, Class S, and Class Y	real yield strategies. The Fund’s ex-benchmark allocation to
Shares lost 3.02%, 3.67%, 2.98%, 2.59%, 2.56%, 2.69% and	non-agency mortgage backed securities was positive but an
2.54%, respectively. This is compared to the Fund’s benchmark,	underweight to high yield corporates was a negative, as the
the Bloomberg Barclays U. S. Aggregate Bond Index, which lost	Fund does not invest in the below investment grade securities
2.05% during the same period. The Fund’s performance includes	included in the Bloomberg Barclays U. S. Aggregate Bond Index
operating expenses, whereas index returns are unmanaged and do	benchmark.
not include expenses of any kind.
The Fund employs discretionary money managers. The Fund’s
For the fiscal year ended October 31, 2018, the Morningstar®	discretionary money managers select the individual portfolio
Intermediate-Term Bond Category, a group of funds that	securities for the assets assigned to them. RIM manages assets
Morningstar considers to have investment strategies similar	not allocated to money manager strategies and the Fund’s cash
to those of the Fund, lost 1.87%. This return serves as a peer	balances.
comparison and is expressed net of operating expenses.
Schroder Investment Management North America Inc.
RIM may assign a money manager a benchmark other than the	(“Schroders”) was the best performing manager during the period,
Fund’s index. However, the Fund’s primary index remains the	outperforming the Fund’s benchmark and the benchmark assigned
benchmark for the Fund.	to it by RIM, the Bloomberg Barclays U. S. Securitized Bond
How did market conditions affect the Fund’s performance?	Index. Schroders benefited from an out-of-benchmark allocation
The fiscal year that ended October 31, 2018 began with the	to non-agency mortgage backed securities as strong technicals
United States passing legislation in December 2017 to lower	specifically from low supply drove performance. The manager
the tax burden for most households and reduce the corporate tax	was overweight higher spread securities at the beginning of the
rate from 35% to 21%, which created favorable conditions for	year and rotated into higher quality securities as agency yields
corporate bonds as prospective earnings increased. The bond	became more attractive, which was beneficial to performance.
market continued its spread tightening into January where both	Logan Circle Partners, L. P. (“Logan Circle”) was the relatively
corporate investment grade and corporate high yield spreads saw	weakest performing manager during the period, however it
post global financial crisis lows, which was beneficial to the Fund	outperformed the Fund’s benchmark and the benchmark assigned
as it held an overweight to corporate credit. Volatility hit both	to it by RIM, the Bloomberg Barclays U. S. Corporate Bond Index.
the bond and equity markets at the end of January 2018 which	Logan Circle benefited from sector and security selection during
created a sharp sell-off in risky assets, specifically emerging	the fiscal year, as they held an overweight to financial securities
markets and lower quality bonds, which hurt Fund performance.	and underweight to industrial securities.

490 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

During the period, RIM continued to manage four positioning	During the period, RIM utilized futures and swaps to seek to
strategies to seek to achieve the desired risk/return profile for the	achieve the Fund benchmark’s duration exposures with respect to
Fund. RIM managed a three-pronged strategy to seek to generate	the portion of the Fund allocated to cash reserves, which had an
active returns through currency positioning to reduce the Fund’s	immaterial impact on performance. RIM also managed tactical
reliance on traditional fixed income market risks. This approach	‘tilts’ based on its judgments regarding shorter-term opportunities
incorporates a currency overlay, an index replication and an	to seek to generate returns and/or mitigate risk by purchasing
enhanced cash strategy. The currency overlay utilizes currency	government futures, credit derivatives and currency forward
forward contracts to take long and short positions in global foreign	contracts. These trades had a positive impact on the Fund.
exchange markets. Because the currency overlay is an out-of-
benchmark position, RIM managed an index replication strategy	Describe any changes to the Fund’s structure or the money
in connection with the currency overlay to provide benchmark-	manager line-up.
like exposure to its overall strategy. The enhanced cash strategy	A number of changes were effected over the period. Loomis, Sayles
is designed to provide for modest returns on the cash held in	& Company, L. P. (“Loomis”) and Neuberger Berman Investment
connection with the currency overlay and index replication	Advisors LLC (“Neuberger”) were terminated during the year.
strategies. Over the fiscal year, the currency overlay strategy was	This change was made in order to enhance the contribution from
negative for the Fund’s benchmark relative performance.	subsectors and security selection by concentrating the Fund’s spread sector exposure in RIM’s highest conviction managers,
RIM also managed a global real yield strategy using global	Logan Circle and Schroders. After the managers were terminated
government bond futures to take long positions in high quality	in June 2018, the Fund reallocated among Logan Circle, Schroders
government bonds whose net-of-inflation yields are expected to be	and RIM to bring sector exposures in-line with the benchmark.
relatively high and short positions where net-of-inflation yield is
expected to be relatively low. This strategy had a negative impact	Money Managers as of October 31,
on Fund performance as the long positions, specifically United	2018	Styles
States Treasuries, underperformed as interest rates increased and	Logan Circle Partners, L. P.	Sector Specialist
widened compared to the short positions, in particular in German	Schroder Investment Management North
bund.	America Inc.	Sector Specialist
Additionally, RIM managed a portfolio of long corporate bonds
to take advantage of corporate bond spreads. This positioning	The views expressed in this report reflect those of the
strategy seeks total return similar to the Bloomberg Barclays	portfolio managers only through the end of the period
Long Corporate Index, and hedges duration exposure back to the	covered by the report. These views do not necessarily
Bloomberg Barclays U. S. Aggregate Bond Index. This strategy	represent the views of RIM or any other person in RIM or
was used for the first three months of the period and added the	any other affiliated organization. These views are subject to
desired exposure during the time.	change at any time based upon market conditions or other
Finally, RIM managed a positioning strategy that screens	events, and RIM disclaims any responsibility to update the
securities based on value within the Bloomberg Barclays U. S.	views contained herein. These views should not be relied on
Corporate Bond Index, and purchases physical bonds that RIM	as investment advice and, because investment decisions for
believes to be undervalued. The strategy outperformed the	a Russell Investment Company (“RIC”) Fund are based on
Bloomberg Barclays U. S. Corporate Bond Index.	numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Investment Grade Bond Fund 491

* Assumes initial investment on November 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.

‡ The Fund’s performance inception date for Class A Shares was May 28, 2010. The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

492 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$992.50	$1,021.32
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$3.87	$3.92

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$989.20	$1,017.54
	Expenses Paid During Period*	$7.62	$7.73
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$992.50	$1,021.32
of other funds.	Expenses Paid During Period*	$3.87	$3.92

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Investment Grade Bond Fund 493

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$994.90	$1,023.29
Expenses Paid During Period*	$1.91	$1.94

* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$994.60	$1,023.44
Expenses Paid During Period*	$1.76	$1.79

* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$994.40	$1,022.79
Expenses Paid During Period*	$2.41	$2.45

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$995.20	$1,023.59
Expenses Paid During Period*	$1.61	$1.63

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

494 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 97.1%			2.680% due 06/07/23	630	621
Asset-Backed Securities - 9.2%			Series 2017-A2 Class A2
ACE Securities Corp. Home Equity Loan			1.740% due 01/19/21	1,453	1,450
Trust			Conseco Financial Corp.
Series 2005-HE3 Class M2			Series 1996-10 Class M1
1.453% due 05/25/35 (Ê)	481	482	7.240% due 11/15/28 (~)(Ê)	2,873	3,046
ACE Securities Corp. Mortgage Loan			CountryPlace Manufactured Housing
Trust			Contract Trust
Series 2007-D1 Class A2			Series 2005-1 Class A4
6.336% due 02/25/38 (~)(Ê)(Þ)	691	639	5.200% due 12/15/35 (~)(Ê)(Þ)	497	509
American Express Credit Account			Countrywide Asset-Backed Certificates
Master Trust			Series 2004-10 Class MV3
Series 2017-1 Class A			2.116% due 12/25/34 (Ê)	1,209	1,228
1.930% due 09/15/22	705	694	Series 2005-3 Class MV5
Series 2017-6 Class A			1.661% due 08/25/35 (Ê)	1,183	1,193
2.040% due 05/15/23	921	901
AmeriCredit Automobile Receivables			Series 2005-9 Class M1
Trust			1.511% due 01/25/36 (Ê)	883	884
Series 2014-4 Class C			Series 2007-4 Class A4W
2.470% due 11/09/20	506	505	5.479% due 04/25/47	3,944	3,938
			Credit-Based Asset Servicing &
Series 2017-4 Class A2A			Securitization LLC
1.830% due 05/18/21	608	606	Series 2004-CB7 Class AF5
Series 2018-1 Class A2A			4.685% due 10/25/34 (~)(Ê)	132	134
2.710% due 07/19/21	416	415	Dewolf Park CLO, Ltd.
Bank of America Credit Card Trust			Series 2017-1A Class A
Series 2017-A1 Class A1			3.646% due 10/15/30 (Ê)(Þ)	1,500	1,501
1.950% due 08/15/22	487	480
Blackbird Capital Aircraft Lease			Dryden Senior Loan Fund
Securitization, Ltd.			Series 2018-53A Class A
Series 2016-1A Class AA			3.556% due 01/15/31 (Ê)(Þ)	1,600	1,601
2.487% due 12/16/41 (~)(Ê)(Þ)	3,660	3,540	Encore Credit Receivables Trust
CAL Funding III, Ltd.			Series 2005-3 Class M2
Series 2017-1A Class A			1.972% due 10/25/35 (Ê)	22	22
3.620% due 06/25/42 (Þ)	4,215	4,108	Ford Credit Auto Owner Trust
Capital Auto Receivables Asset Trust			Series 2017-B Class A2A
Series 2017-1 Class A2			1.490% due 05/15/20	222	221
1.760% due 06/22/20 (Þ)	205	205	Freddie Mac REMICS
Series 2018-1 Class A2B			Series 2002-2533 Class Z
2.450% due 10/20/20 (Ê)(Þ)	3,371	3,370	5.500% due 12/15/32	758	818
			Greenpoint Manufactured Housing
Capital Auto Receivables Trust			Contract Trust
Series 2015-1 Class C			Series 2000-4 Class A3
2.820% due 05/20/20	1,270	1,270	3.010% due 08/21/31 (Ê)	1,000	999
Capital One Multi-Asset Execution Trust			Home Equity Asset Trust
Series 2016-A5 Class A5			Series 2005-7 Class M1
1.660% due 06/17/24	3,745	3,588	0.620% due 01/25/36 (Ê)	2,554	2,563
Series 2017-A1 Class A1			Series 2005-9 Class M1
2.000% due 01/17/23	521	513	0.580% due 04/25/36 (Ê)	470	467
Series 2017-A4 Class A4			HSI Asset Securitization Corp. Trust
1.990% due 07/17/23	336	329
			Series 2006-OPT3 Class 2A
CBAM CLO Management Trust			0.961% due 02/25/36 (Ê)	213	213
Series 2017-1A Class A1			LCM XXII, Ltd.
3.719% due 07/20/30 (Ê)(Þ)	575	576
			Series 2016-22A Class A1
Chase Issuance Trust			2.636% due 10/20/28 (Ê)(Þ)	1,307	1,314
Series 2012-A4 Class A4			LCM XXV, Ltd.
1.580% due 08/16/21	1,240	1,227
			Series 2017-25A Class A
Citibank Credit Card Issuance Trust			3.679% due 07/20/30 (Ê)(Þ)	1,297	1,298
Series 2014-A5 Class A5			Long Beach Mortgage Loan Trust

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 495

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-1 Class M1			Series 2005-HE3 Class M1
1.741% due 02/25/34 (Ê)	483	484	1.254% due 09/25/35 (Ê)	859	856
Series 2005-2 Class M4			Textainer Marine Containers, Ltd.
1.921% due 04/25/35 (Ê)	266	268	Series 2017-1A Class A
Madison Park Funding XVIII, Ltd.			3.720% due 05/20/42 (Þ)	995	979
Series 2017-18A Class A1R			THL Credit Wind River CLO, Ltd.
3.659% due 10/21/30 (Ê)(Þ)	1,640	1,643	Series 2017-2A Class AR
Madison Park Funding, Ltd.			3.675% due 10/18/30 (Ê)(Þ)	1,823	1,827
Series 2016-24A Class A			Towd Point Mortgage Trust
3.879% due 01/20/28 (Ê)(Þ)	5,000	5,002	Series 2017-1 Class A1
Magnetite XVIII, Ltd.			2.750% due 10/25/56 (~)(Ê)(Þ)	458	447
Series 2016-18A Class A			Series 2017-2 Class A1
3.714% due 11/15/28 (Ê)(Þ)	1,786	1,786	2.750% due 04/25/57 (~)(Ê)(Þ)	723	708
Series 2016-18A Class AR			Series 2017-3 Class A1
3.696 due 11/15/28 (Ê)	1,786	1,786	2.750% due 06/25/57 (~)(Ê)(Þ)	683	667
Master Asset-Backed Securities Trust			Series 2017-4 Class A1
Series 2005-WMC1 Class M4			2.750% due 06/25/57 (~)(Ê)(Þ)	344	333
2.179% due 03/25/35 (Ê)	634	638	Series 2017-6 Class A1
Morgan Stanley ABS Capital I, Inc. Trust			2.750% due 10/25/57 (~)(Ê)(Þ)	1,183	1,150
Series 2003-NC7 Class M1			Triton Container Finance IV LLC
1.821% due 06/25/33 (Ê)	83	84	Series 2017-2A Class A
OneMain Financial Issuance Trust			3.620% due 08/20/42 (Þ)	670	653
Series 2017-1A Class A1			Triton Container Finance LLC
2.370% due 09/14/23 (Þ)	4,091	4,017	Series 2017-1A Class A
Option One Mortgage Loan Trust			3.520% due 06/20/42 (Þ)	305	297
Series 2004-3 Class M1			Series 2018-1A Class A
1.314% due 11/25/34 (Ê)	827	825	3.950% due 03/20/43 (Þ)	4,988	4,917
Santander Drive Auto Receivables Trust			Voya CLO, Ltd.
Series 2014-3 Class D			Series 2017-4A Class A1
2.650% due 08/17/20	1,180	1,180	3.566% due 10/15/30 (Ê)(Þ)	900	900
Series 2014-5 Class C					94,048
2.460% due 06/15/20	20	20	Corporate Bonds and Notes - 21.7%
Series 2015-2 Class C			21st Century Fox America, Inc.
2.440% due 04/15/21	1,164	1,163	4.500% due 02/15/21	500	509
Series 2015-3 Class C			8.450% due 08/01/34	120	168
2.740% due 01/15/21	403	403	6.200% due 12/15/34	1,045	1,248
Series 2015-5 Class C			6.400% due 12/15/35	475	579
2.740% due 12/15/21	1,745	1,745	6.900% due 08/15/39	740	947
Shackleton CLO, Ltd.			3M Co.
Series 2018-4RA Class A1A			1.625% due 09/19/21	547	523
3.436% due 04/13/31 (Ê)(Þ)	1,170	1,168	ABB Treasury Center, Inc.
SoFi Professional Loan Program LLC			4.000% due 06/15/21 (Þ)	407	412
Series 2017-E Class A2A			AbbVie, Inc.
1.860% due 11/26/40 (Þ)	441	435	2.500% due 05/14/20	593	585
Series 2017-F Class A2FX			2.300% due 05/14/21	542	525
2.840% due 01/25/41 (Þ)	3,806	3,691	4.250% due 11/14/28	790	762
Series 2018-A Class A2A			Allergan, Inc.
2.390% due 02/25/42 (Þ)	392	388	2.800% due 03/15/23	554	526
Series 2018-A Class A2B			Altria Group, Inc.
2.950% due 02/25/42 (Þ)	3,806	3,685	4.750% due 05/05/21	504	518
Series 2018-B Class A1FX			4.000% due 01/31/24	1,125	1,127
2.640% due 08/26/47 (Þ)	1,026	1,018	10.200% due 02/06/39	579	902
Soundview Home Loan Trust			Amazon. com, Inc.
Series 2007-1 Class A3			Series WI
7.000% due 02/25/38 (~)(Ê)(Þ)	1,501	1,417	2.800% due 08/22/24	591	564
Structured Asset Investment Loan Trust			5.200% due 12/03/25	715	774

See accompanying notes which are an integral part of the financial statements.

496 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Airlines, Inc. Pass-Through			3.366% due 01/23/26 (Ê)	1,165	1,111
Certificates Trust			6.110% due 01/29/37	475	531
Series AA Class AA			Bank of America NA
3.200% due 06/15/28	655	618
American Campus Communities			Series BKNT
Operating Partnership LP			6.000% due 10/15/36	560	636
3.350% due 10/01/20	575	573	Bank of New York Mellon Corp. (The)
			2.600% due 08/17/20	755	747
American Express Co.			2.200% due 08/16/23	770	719
2.200% due 10/30/20	480	469
Series FIX			Bank One Corp.
3.700% due 08/03/23	1,275	1,262	8.750% due 09/01/30	405	549
American Homes 4 Rent LP			BankUnited, Inc.
4.250% due 02/15/28	602	571	4.875% due 11/17/25	519	524
American Tower Corp.			BAT Capital Corp.
3.300% due 02/15/21	522	518	2.297% due 08/14/20 (Þ)	534	523
American Tower Trust #1			3.557% due 08/15/27 (Þ)	1,050	963
3.070% due 03/15/23 (Þ)	355	344	Bayer US Finance II LLC
			3.500% due 06/25/21 (Þ)	1,373	1,364
Amgen, Inc.			4.375% due 12/15/28 (Þ)	920	891
6.400% due 02/01/39	745	872
5.375% due 05/15/43	295	303	4.875% due 06/25/48 (Þ)	250	233
			4.700% due 07/15/64 (Þ)	765	614
Anadarko Petroleum Corp.
6.450% due 09/15/36	882	957	Bayer US Finance LLC
			3.375% due 10/08/24 (Þ)	1,883	1,788
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/21	1,583	1,552	Becton Dickinson and Co.
			2.894% due 06/06/22	1,210	1,168
Anheuser-Busch InBev Worldwide, Inc.			3.734% due 12/15/24	530	514
3.750% due 01/15/22	563	563
4.375% due 04/15/38	510	463	Berkshire Hathaway Energy Co.
			5.150% due 11/15/43	483	511
Anthem, Inc.
2.500% due 11/21/20	970	950	Berkshire Hathaway Finance Corp.
5.950% due 12/15/34	260	279	4.300% due 05/15/43	518	504
Aon Corp.			Berkshire Hathaway, Inc.
8.205% due 01/01/27	412	490	3.125% due 03/15/26	543	517
Apollo Management Holdings, LP			BGC Partners, Inc.
4.000% due 05/30/24 (Þ)	695	686	Series WI
4.400% due 05/27/26 (Þ)	355	350	5.375% due 07/24/23	355	354
5.000% due 03/15/48 (Þ)	1,020	957	BMW US Capital LLC
Apple, Inc.			3.450% due 04/12/23 (Þ)	1,040	1,026
2.400% due 05/03/23	546	521	Boston Gas Co.
Associated Bank			3.150% due 08/01/27 (Þ)	615	574
Series BKNT			Boston Scientific Corp.
3.500% due 08/13/21	805	798	7.375% due 01/15/40	432	553
AT&T, Inc.			BP Capital Markets America, Inc.
4.300% due 02/15/30 (Þ)	1,950	1,831	3.796% due 09/21/25	590	578
6.500% due 09/01/37	460	496	Branch Banking & Trust Co.
Series 144a			2.100% due 01/15/20	587	580
8.250% due 11/15/31 (Þ)	415	530	Braskem America Finance Co.
Athene Global Funding			7.125% due 07/22/41 (Þ)	25	28
2.750% due 04/20/20 (Þ)	1,715	1,691	Brighthouse Financial, Inc.
AutoNation, Inc.			Series WI
3.800% due 11/15/27	775	703	3.700% due 06/22/27	835	720
			Broadcom Corp. / Broadcom Cayman
Avnet, Inc.			Finance, Ltd.
4.875% due 12/01/22	860	885
4.625% due 04/15/26	523	509	Series WI
			3.875% due 01/15/27	1,045	958
AXA Equitable Holdings, Inc.			Burlington Northern Santa Fe LLC
5.000% due 04/20/48 (Þ)	855	762	3.250% due 06/15/27	537	518
Bank of America Corp.			Camden Property Trust
2.328% due 10/01/21 (Ê)	360	351

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 497

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.100% due 10/15/28	480	476	Crown Castle International Corp.
Carlyle Holdings II Finance LLC			5.250% due 01/15/23	492	513
5.625% due 03/30/43 (Þ)	245	236	CVS Health Corp.
Caterpillar Financial Services Corp.			3.350% due 03/09/21	500	498
Series GMTN			4.100% due 03/25/25	395	390
1.850% due 09/04/20	538	526	4.300% due 03/25/28	1,070	1,044
CBS Corp.			4.780% due 03/25/38	1,210	1,159
3.700% due 08/15/24	600	581	5.050% due 03/25/48	419	408
7.875% due 07/30/30	915	1,123	Daimler Finance NA LLC
Celanese US Holdings LLC			2.300% due 01/06/20 (Þ)	585	578
5.875% due 06/15/21	230	240	Delhaize America, Inc.
Celgene Corp.			9.000% due 04/15/31	247	330
3.900% due 02/20/28	870	817	Dell International LLC / EMC Corp.
CenterPoint Energy, Inc.			8.350% due 07/15/46 (Þ)	1,545	1,788
3.600% due 11/01/21	355	355	Delta Air Lines, Inc.
Charter Communications Operating LLC			2.875% due 03/13/20	578	573
/ Charter Communications Operating			Deutsche Bank AG
Capital			2.700% due 07/13/20	533	521
Series WI			2.950% due 08/20/20	329	322
4.908% due 07/23/25	1,230	1,239	Devon Financing Co. LLC
6.384% due 10/23/35	1,575	1,627	7.875% due 09/30/31	615	756
6.484% due 10/23/45	1,015	1,037	Diamond 1 Finance Corp. / Diamond 2
6.834% due 10/23/55	482	499	Finance Corp
Chevron Corp.			8.100% due 07/15/36 (Þ)	1,605	1,813
2.419% due 11/17/20	532	524	Digital Realty Trust, LP
Cigna Corp.			Series WI
3.050% due 10/15/27	325	290	3.400% due 10/01/20	384	383
Cisco Systems, Inc.			Discover Bank
2.450% due 06/15/20	507	502	Series BKNT
Citigroup, Inc.			4.650% due 09/13/28	1,250	1,230
8.125% due 07/15/39	710	991	Discovery Communications LLC
4.650% due 07/23/48	630	609	6.350% due 06/01/40	1,250	1,329
Citizens Financial Group, Inc.			Dominion Energy, Inc.
2.375% due 07/28/21	555	535	2.579% due 07/01/20	528	520
CNH Industrial Capital LLC			Domtar Corp.
3.875% due 10/15/21	525	523	6.750% due 02/15/44	397	396
Coca-Cola Co. (The)			Dow Chemical Co. (The)
1.875% due 10/27/20	591	578	3.500% due 10/01/24	539	523
Columbia Pipeline Group, Inc.			Duke Energy Corp.
Series WI			3.750% due 04/15/24	525	520
4.500% due 06/01/25	524	527	Duke Energy Progress LLC
Comcast Cable Communications			3.000% due 09/15/21	850	842
Holdings, Inc.			Ecolab, Inc.
9.455% due 11/15/22	424	512	4.350% due 12/08/21	510	523
Comcast Corp.			EI du Pont de Nemours & Co.
3.600% due 03/01/24	527	522	4.900% due 01/15/41	502	500
3.950% due 10/15/25	475	474
			EMD Finance LLC
6.550% due 07/01/39	925	1,092	2.950% due 03/19/22 (Þ)	534	519
4.950% due 10/15/58	350	343
			Energy Transfer Operating, LP
Constellation Brands, Inc.			6.050% due 06/01/41	485	480
4.750% due 11/15/24	505	517
4.400% due 11/15/25	700	701	EnLink Midstream Partners, LP
			5.050% due 04/01/45	1,260	997
Costco Wholesale Corp.			5.450% due 06/01/47	395	333
2.150% due 05/18/21	536	523
			Enterprise Products Operating LLC
Cox Communications, Inc.			4.050% due 02/15/22	527	532
3.250% due 12/15/22 (Þ)	710	689	5.950% due 02/01/41	540	590
6.450% due 12/01/36 (Þ)	955	1,011

See accompanying notes which are an integral part of the financial statements.

498 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
EOG Resources, Inc.			Goldman Sachs Group, Inc. (The)
2.450% due 04/01/20	365	361	4.223% due 05/01/29 (Ê)	1,394	1,352
EQM Midstream Partners, LP			6.750% due 10/01/37	1,040	1,211
Series 10Y			Series 60MO
5.500% due 07/15/28	1,360	1,357	3.272% due 09/29/25 (Ê)	1,425	1,351
Equifax, Inc.			Great Plains Energy, Inc.
Series 5Y			5.292% due 06/15/22 (~)(Ê)	935	969
3.950% due 06/15/23	1,360	1,348	Halfmoon Parent, Inc.
Exelon Corp.			3.200% due 09/17/20 (Þ)	790	786
2.850% due 06/15/20	985	974	4.125% due 11/15/25 (Þ)	1,080	1,068
3.497% due 06/01/22	533	520	4.800% due 08/15/38 (Þ)	530	512
Exelon Generation Co. LLC			Hasbro, Inc.
2.950% due 01/15/20	522	519	6.350% due 03/15/40	535	560
Express Scripts Holding Co.			Hess Corp.
3.900% due 02/15/22	500	501	6.000% due 01/15/40	385	379
Exxon Mobil Corp.			Hewlett Packard Enterprise Co.
2.726% due 03/01/23	583	566	3.500% due 10/05/21	1,090	1,087
Farmers Exchange Capital III			4.400% due 10/15/22 (Þ)	1	1
5.454% due 10/15/54 (Ê)(Þ)	710	687	6.000% due 09/15/41	509	502
FedEx Corp.			Series WI
4.500% due 02/01/65	569	475	6.350% due 10/15/45	527	513
First Niagara Financial Group, Inc.			Home Depot, Inc. (The)
6.750% due 03/19/20	391	408	2.625% due 06/01/22	537	524
Ford Motor Credit Co. LLC			Honeywell International, Inc.
2.459% due 03/27/20	547	536	1.850% due 11/01/21	547	524
Series FXD			HSBC Bank NA
3.813% due 10/12/21	600	587	Series BKNT
Freeport-McMoRan, Inc.			5.875% due 11/01/34	575	641
4.550% due 11/14/24	440	407	HSBC Bank USA NA
5.450% due 03/15/43	685	581	Series BKNT
Fresenius Medical Care US Finance II,			7.000% due 01/15/39	1,140	1,420
Inc.			HSBC USA, Inc.
5.875% due 01/31/22 (Þ)	485	510	2.350% due 03/05/20	325	321
GE Capital International Funding Co.			7.200% due 07/15/97	194	238
Unlimited Co.
Series WI			IBM Credit LLC
4.418% due 11/15/35	1,403	1,211	1.800% due 01/20/21	540	522
General Electric Co.			Idaho Power Co.
2.700% due 10/09/22	546	514	3.650% due 03/01/45	550	479
General Mills, Inc.			Intel Corp.
3.150% due 12/15/21	524	516	3.300% due 10/01/21	518	519
			2.875% due 05/11/24	705	679
General Motors Co.
4.875% due 10/02/23	1,000	1,012	Intercontinental Exchange, Inc.
			3.450% due 09/21/23	560	556
General Motors Financial Co. , Inc.			3.750% due 09/21/28	560	549
3.450% due 04/10/22	1,015	987
			4.250% due 09/21/48	435	406
Georgia Power Co.
4.300% due 03/15/43	1,010	926	International Paper Co.
			8.700% due 06/15/38	310	415
Series C			7.300% due 11/15/39	804	967
2.000% due 09/08/20	433	422
			Interpublic Group of Cos. , Inc. (The)
Gilead Sciences, Inc.			3.750% due 10/01/21	780	780
2.550% due 09/01/20	995	983
			Jefferies Group LLC
GlaxoSmithKline Capital, Inc.			6.500% due 01/20/43	498	498
2.800% due 03/18/23	539	522
3.375% due 05/15/23	475	470	John Deere Capital Corp.
			2.375% due 07/14/20	450	445
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29	539	530	JPMorgan Chase & Co.
			4.400% due 07/22/20	505	513

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 499

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.875% due 09/10/24	1,675	1,646	4.125% due 05/07/28	500	489
4.203% due 07/23/29 (Ê)	745	734	Morgan Stanley
6.400% due 05/15/38	300	361	3.887% due 10/24/23 (Ê)	1,685	1,715
Kellogg Co.			Series GMTN
Series B			3.750% due 02/25/23	890	884
7.450% due 04/01/31	447	555	3.772% due 01/24/29 (Ê)	715	678
Keurig Dr Pepper, Inc.			MPLX, LP
4.057% due 05/25/23 (Þ)	1,050	1,044	4.500% due 04/15/38	1,340	1,194
Kinder Morgan Energy Partners, LP			Series WI
7.500% due 11/15/40	421	505	4.500% due 07/15/23	330	335
Kinder Morgan, Inc.			Mutual of Omaha Insurance Co.
5.550% due 06/01/45	750	758	4.297% due 07/15/54 (Ê)(Þ)	295	293
KKR Group Finance Co. III LLC			National Oilwell Varco, Inc.
5.125% due 06/01/44 (Þ)	1,000	969	2.600% due 12/01/22	785	744
Kohl's Corp.			NBCUniversal Media LLC
5.550% due 07/17/45	1,515	1,420	4.375% due 04/01/21	508	519
Kraft Heinz Foods Co.			Nestle Holdings, Inc.
4.875% due 02/15/25 (Þ)	1,960	1,987	3.500% due 09/24/25 (Þ)	930	916
4.625% due 01/30/29	405	395	Nevada Power Co.
6.875% due 01/26/39	380	430	Series R
Series WI			6.750% due 07/01/37	313	396
5.000% due 07/15/35	518	491	New Cingular Wireless Services, Inc.
Kroger Co. (The)			8.750% due 03/01/31	407	539
2.950% due 11/01/21	570	560	Newell Brands, Inc.
L3 Technologies, Inc.			5.500% due 04/01/46	1,530	1,319
3.850% due 06/15/23	517	515	Series WI
Land O' Lakes, Inc.			5.000% due 11/15/23	1,265	1,261
6.000% due 11/15/22 (Þ)	1,300	1,341	NextEra Energy Capital Holdings, Inc.
Lehman Brothers Holdings Capital Trust			3.625% due 06/15/23	421	415
VII			Norfolk Southern Corp.
5.857% due 11/29/49 (ƒ)(Ø)(Š)	1,450	—	5.100% due 12/31/49	586	551
Leucadia National Corp.			Northern Natural Gas Co.
5.500% due 10/18/23	370	383	4.100% due 09/15/42 (Þ)	444	402
Lowe's Cos. , Inc.			Northrop Grumman Corp.
3.800% due 11/15/21	515	521	2.550% due 10/15/22	546	525
Lubrizol Corp.			Oklahoma Gas and Electric Co.
6.500% due 10/01/34	442	548	4.550% due 03/15/44	572	562
LyondellBasell Industries NV			ONEOK, Inc.
5.750% due 04/15/24	546	583	7.500% due 09/01/23	459	519
Maple Escrow Subsidiary, Inc.			Oracle Corp.
4.417% due 05/25/25 (Þ)	730	722	2.625% due 02/15/23	534	515
Marathon Petroleum Corp.			2.950% due 05/15/25	450	427
5.000% due 09/15/54	519	480	2.650% due 07/15/26	530	485
Marvell Technology Group, Ltd.			Pacific Bell Telephone Co.
4.200% due 06/22/23	590	583	7.125% due 03/15/26	440	501
Masco Corp.			Pacific Gas and Electric Co.
4.375% due 04/01/26	524	517	4.650% due 08/01/28 (Þ)	525	517
McDonald's Corp.			Pacific Life Insurance Co.
3.350% due 04/01/23	730	718	4.300% due 10/24/67 (Ê)(Þ)	560	491
Mercury General Corp.			PacifiCorp
4.400% due 03/15/27	455	434	2.950% due 02/01/22	465	459
Microsoft Corp.			3.350% due 07/01/25	529	512
2.875% due 02/06/24	532	516	PECO Energy Co.
MidAmerican Energy Co.			1.700% due 09/15/21	615	585
3.500% due 10/15/24	523	521	PepsiCo, Inc.
Mondelez International, Inc.			2.750% due 03/01/23	533	517

See accompanying notes which are an integral part of the financial statements.

500 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Petroleos Mexicanos			2.600% due 05/01/26	570	521
6.500% due 01/23/29 (Þ)	110	105	Smithfield Foods, Inc.
Philip Morris International, Inc.			2.700% due 01/31/20 (Þ)	525	516
6.375% due 05/16/38	600	695	South Carolina Electric & Gas Co.
Series NCD			3.500% due 08/15/21	530	529
2.375% due 08/17/22	1,221	1,168	4.250% due 08/15/28	490	487
Phillips 66			4.600% due 06/15/43	190	183
4.875% due 11/15/44	505	490	Southern Co. (The)
PNC Funding Corp.			2.350% due 07/01/21	537	519
5.125% due 02/08/20	501	513	Southern Natural Gas Co. LLC /
Precision Castparts Corp.			Southern Natural Issuing Corp.
2.500% due 01/15/23	540	519	4.400% due 06/15/21	440	447
Procter & Gamble Co. (The)			Southern Power Co.
2.300% due 02/06/22	596	580	5.250% due 07/15/43	558	550
Progress Energy, Inc.			Southwest Airlines Co.
7.750% due 03/01/31	443	573	2.650% due 11/05/20	495	489
			Sprint Spectrum Co. LLC / Sprint
Prudential Financial, Inc.			Spectrum Co. II LLC / Sprint
5.700% due 09/15/48 (Ê)	560	542	Spectrum Co. III LLC
PSEG Power LLC			3.360% due 09/20/21 (Þ)	518	512
8.625% due 04/15/31	412	531	4.738% due 03/20/25 (Þ)	1,670	1,668
Public Service Co. of Oklahoma			Starbucks Corp.
Series G			2.200% due 11/22/20	450	440
6.625% due 11/15/37	300	367	3.800% due 08/15/25	1,045	1,014
Public Service Electric & Gas Co.			Sunoco Logistics Partners Operations,
3.250% due 09/01/23	390	385	LP
3.700% due 05/01/28	240	236	5.400% due 10/01/47	625	569
QUALCOMM, Inc.			SunTrust Bank
Series 0002			Series BKNT
4.300% due 05/20/47	505	453	4.050% due 11/03/25	455	455
Series 000A			Sysco Corp.
2.600% due 01/30/23	1,200	1,148	2.500% due 07/15/21	534	520
QVC, Inc.			TCI Communications, Inc.
4.375% due 03/15/23	1,230	1,208	7.875% due 02/15/26	340	415
Reynolds American, Inc.			Tennessee Gas Pipeline Co. LLC
6.875% due 05/01/20	205	215	8.375% due 06/15/32	410	506
8.125% due 05/01/40	465	588	Thermo Fisher Scientific, Inc.
Roche Holdings, Inc.			2.950% due 09/19/26	566	517
2.875% due 09/29/21 (Þ)	502	496	Time Warner Cable LLC
Series REGS			7.300% due 07/01/38	441	486
2.875% due 09/29/21	101	100	Time Warner Entertainment Co. , LP
Rohm & Haas Co.			8.375% due 03/15/23	442	509
7.850% due 07/15/29	395	496	Time Warner, Inc.
Roper Technologies, Inc.			4.750% due 03/29/21	855	877
2.800% due 12/15/21	240	234	TJX Cos. , Inc. (The)
Ryder System, Inc.			2.750% due 06/15/21	531	522
3.500% due 06/01/21	395	393	Toyota Motor Credit Corp.
Sabine Pass Liquefaction LLC			Series GMTN
Series WI			2.800% due 07/13/22	700	684
5.750% due 05/15/24	900	953	Tyson Foods, Inc.
5.000% due 03/15/27	400	402	3.900% due 09/28/23	535	535
Select Income REIT			3.950% due 08/15/24	522	519
4.250% due 05/15/24	550	524	Unilever Capital Corp.
Sherwin-Williams Co.			1.375% due 07/28/21	552	524
3.450% due 06/01/27	607	561	3.000% due 03/07/22	610	603
Sierra Pacific Power Co.			Union Pacific Corp.
Series WI			3.200% due 06/08/21	577	575

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 501

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
United Airlines Pass-Through Trust			Xerox Corp.
3.650% due 01/07/26	804	776	3.625% due 03/15/23	580	531
Series B					223,007
4.600% due 03/01/26	270	272	International Debt - 7.3%
United Parcel Service, Inc.			Adani Abbot Point Terminal Pty. , Ltd
2.800% due 11/15/24	604	577	4.450% due 12/15/22 (Þ)	571	500
United Technologies Corp.			AerCap Ireland Capital DAC / AerCap
1.950% due 11/01/21	549	525	Global Aviation Trust
3.650% due 08/16/23	500	494	4.500% due 05/15/21	212	214
4.125% due 11/16/28	454	447	3.300% due 01/23/23	460	442
UnitedHealth Group, Inc.			Series WI
2.700% due 07/15/20	524	520	5.000% due 10/01/21	700	719
Universal Health Services, Inc.			Alibaba Group Holding, Ltd.
4.750% due 08/01/22 (Þ)	513	513	2.800% due 06/06/23	600	575
Valero Energy Corp.			Series WI
6.125% due 02/01/20	499	516	3.125% due 11/28/21	420	415
Valmont Industries, Inc.			Alimentation Couche-Tard, Inc.
5.250% due 10/01/54	642	547	3.550% due 07/26/27(Þ)	552	510
Verizon Communications, Inc.			America Movil SAB de CV
3.000% due 11/01/21	578	570	5.000% due 03/30/20	710	723
3.500% due 11/01/24	615	602	3.125% due 07/16/22	610	593
7.750% due 12/01/30	1,260	1,596	AstraZeneca PLC
Series WI			2.375% due 11/16/20	1,375	1,350
4.672% due 03/15/55	1,285	1,158	2.375% due 06/12/22	510	486
Virginia Electric & Power Co.			Athene Holding, Ltd.
Series B			4.125% due 01/12/28	735	674
2.950% due 11/15/26	1,040	973	Bacardi, Ltd.
Series C			5.300% due 05/15/48 (Þ)	825	767
4.000% due 11/15/46	440	404	Banco de Bogota SA
Visa, Inc.			Series EMTQ
2.200% due 12/14/20	530	519	4.375% due 08/03/27 (Þ)	477	444
Volkswagen Group of America Finance			Series REGS
LLC			4.375% due 08/03/27	125	116
2.450% due 11/20/19 (Þ)	460	455	Banco de Credito e Inversiones SA
Wachovia Capital Trust II			3.500% due 10/12/27 (Þ)	468	418
2.936% due 01/15/27 (Ê)	615	560	Bancolombia SA
Walgreen Co.			5.950% due 06/03/21	1,491	1,542
4.400% due 09/15/42	622	549	Bangkok Bank PCL
Walgreens Boots Alliance, Inc.			9.025% due 03/15/29 (Þ)	382	496
3.450% due 06/01/26	525	486	Banistmo SA
Walmart, Inc.			Series MTQ0
1.900% due 12/15/20	531	518	3.650% due 09/19/22 (Þ)	300	284
3.550% due 06/26/25	390	389	Series REGS
Walt Disney Co. (The)			3.650% due 09/19/22	115	109
Series MTNB			Bank of Montreal
7.000% due 03/01/32	307	388	2.100% due 12/12/19	410	405
Warner Media LLC			1.900% due 08/27/21	660	633
3.875% due 01/15/26	553	530	Bank of Nova Scotia (The)
Washington Prime Group, LP			4.375% due 01/13/21	500	511
5.950% due 08/15/24	538	497	Series BKNT
Wells Fargo & Co.			2.500% due 01/08/21	220	216
3.069% due 01/24/23	1,205	1,167	Barclays PLC
4.750% due 12/07/46	660	630	4.338% due 05/16/24 (Ê)	1,421	1,396
Williams Cos. , Inc. (The)			4.972% due 05/16/29 (Ê)	1,250	1,213
4.550% due 06/24/24	670	674	4.950% due 01/10/47	500	446
5.800% due 11/15/43	280	291	BAT International Finance PLC

See accompanying notes which are an integral part of the financial statements.

502 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.750% due 06/15/20 (Þ)	526	520	Series 658A
BOC Aviation, Ltd.			3.500% due 04/06/28 (Þ)	513	431
3.000% due 03/30/20 (Þ)	306	303	Series REGS
BP Capital Markets PLC			3.500% due 04/06/28	111	93
4.500% due 10/01/20	556	568	Eni SpA
3.216% due 11/28/23	940	915	Series X-R
Braskem Netherlands Finance BV			4.000% due 09/12/23 (Þ)	1,390	1,361
3.500% due 01/10/23 (Þ)	670	631	Gazprom Capital SA
4.500% due 01/10/28 (Þ)	760	702	3.850% due 02/06/20 (Þ)	424	421
Brookfield Finance LLC			GE Capital International Funding Co.
4.000% due 04/01/24	527	523	Unlimited Co
Brookfield Finance, Inc.			Series WI
4.250% due 06/02/26	483	471	2.342% due 11/15/20	615	596
Canadian Imperial Bank of Commerce			GlaxoSmithKline Capital PLC
Series BKNT			2.850% due 05/08/22	535	523
2.100% due 10/05/20	538	526	Grupo Bimbo SAB de CV
3.500% due 09/13/23	1,385	1,367	4.875% due 06/30/20 (Þ)	561	571
Carlyle Global Market Strategies CLO,			HSBC Bank PLC
Ltd.			7.650% due 05/01/25	385	444
Series 2018-1A Class A1R2			ING Bank NV
3.419% due 04/17/31 (Ê)(Þ)	4,200	4,179	5.800% due 09/25/23 (Þ)	1,635	1,713
CDP Financial, Inc.			Intesa Sanpaolo SpA
5.600% due 11/25/39 (Þ)	545	662	3.875% due 01/12/28 (Þ)	560	456
Cedar Funding, Ltd.			Kaupthing Bank HF
Series 2018-5A Class A1R			7.625% due 02/28/20 (Å)(Š)	1,210	—
3.549% due 07/17/31 (Ê)(Þ)	5,325	5,326	5.750% due 10/04/20 (Å)(Š)	100	—
Celulosa Arauco y Constitucion SA			Korea Southern Power Co. , Ltd.
4.750% due 01/11/22	550	556	3.000% due 01/29/21 (Þ)	528	519
Cencosud SA			Lloyds TSB Bank PLC
5.150% due 02/12/25 (Þ)	426	415	6.500% due 09/14/20 (Þ)	501	524
Cenovus Energy, Inc.			Lukoil International Finance BV
6.750% due 11/15/39	335	358	6.125% due 11/09/20 (Þ)	1,205	1,246
Series WI			4.563% due 04/24/23 (Þ)	527	518
4.250% due 04/15/27	1,145	1,080	LYB International Finance BV
CNOOC Finance Australia Pty, Ltd.			4.000% due 07/15/23	566	566
2.625% due 05/05/20	528	521	Marks And Spencer PLC
Deutsche Telekom International Finance			7.125% due 12/01/37 (Þ)	554	579
BV			Mexico Generadora de Energia S de rl
1.950% due 09/19/21 (Þ)	443	422	5.500% due 12/06/32 (Þ)	232	225
Dryden 37 Senior Loan Fund			Series REGS
Series 2017-37A Class AR			5.500% due 12/06/32	337	327
3.536% due 01/15/31 (Ê)(Þ)	1,300	1,299	Myriad International Holdings BV
Dryden 50 Senior Loan Fund			6.000% due 07/18/20 (Þ)	257	265
Series 2017-50A Class A1			Series REGS
3.656% due 07/15/30 (Ê)(Þ)	1,475	1,477	6.000% due 07/18/20	118	122
ECAF, Ltd.			National Bank of Canada
Series 2015-1A Class A1			Series 575
3.473% due 06/15/40 (Þ)	955	945	2.150% due 06/12/20	414	407
Empresa Electrica Angamos SA			Nokia OYJ
4.875% due 05/25/29 (Þ)	262	255	3.375% due 06/12/22	575	551
Series REGS			NOVA Chemicals Corp.
4.875% due 05/25/29	121	118	5.250% due 06/01/27 (Þ)	475	429
Enbridge, Inc.			NXP BV / NXP Funding LLC
3.700% due 07/15/27	549	516	4.625% due 06/15/22 (Þ)	480	477
Enel Finance International NV			Petroleos Mexicanos
4.625% due 09/14/25 (Þ)	1,505	1,423	6.350% due 02/12/48 (Þ)	110	91

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 503

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			Series 2017-2A Class A1R
5.375% due 03/13/22	310	310	3.699% due 04/17/30 (Ê)(Þ)	1,670	1,673
4.625% due 09/21/23	800	763	Woori Bank
6.750% due 09/21/47	375	323	5.875% due 04/13/21 (Þ)	577	600

Royal Bank of Canada					74,844
Series GMTN			Mortgage-Backed Securities - 28.5%
2.125% due 03/02/20	1,050	1,036	225 Liberty Street Trust
2.150% due 03/06/20	531	524	Series 2016-225L Class A
Royal Bank of Scotland Group PLC			3.597% due 02/10/36 (Þ)	235	229
3.498% due 05/15/23 (Ê)	430	414	A10 Securitization LLC
3.875% due 09/12/23	950	914	Series 2017-AA Class B1
Sands China, Ltd.			0.010% due 05/15/36 (Å)	1,110	1,080
5.400% due 08/08/28 (Þ)	578	552	Banc of America Mortgage Trust
Sanofi			Series 2004-D Class 2A2
4.000% due 03/29/21	509	517	3.258% due 05/25/34 (~)(Ê)	165	167
Santander UK Group Holdings PLC			Series 2006-B Class 1A1
5.625% due 09/15/45 (Þ)	565	567	3.247% due 10/20/46 (~)(Ê)	28	18
Shell International Finance BV			BANK Commercial Mortgage Pass-
2.250% due 11/10/20	534	524	Through Certificates
Shinhan Bank Co. , Ltd.			Series 2018-BN12 Class A4
2.250% due 04/15/20 (Þ)	621	609	4.255% due 05/15/61 (~)(Ê)	6,565	6,659
Siemens Financieringsmaatschappij NV			Bank of America Mortgage Securities,
2.150% due 05/27/20 (Þ)	309	304	Inc.
Series REGS			Series 2004-B Class 2A2
2.150% due 05/27/20	104	102	3.620% due 03/25/34 (~)(Ê)	185	188
			Barclays Commercial Mortgage
Southern Copper Corp.			Securities LLC
6.750% due 04/16/40	449	511	Series 2017-GLKS Class D
Suncor Energy, Inc.			3.001% due 11/15/34 (Ê)(Þ)	1,747	1,744
5.950% due 12/01/34	494	559	Bayview Commercial Asset Trust
Suzano Austria GmbH			Series 2007-2A Class A1
6.000% due 01/15/29 (Þ)	830	846	1.507% due 07/25/37 (Å)(Ê)	1,563	1,501
7.000% due 03/16/47 (Þ)	400	417	BCAP LLC Trust
Tencent Holdings, Ltd.			Series 2011-R11 Class 15A1
2.875% due 02/11/20 (Þ)	573	569	3.400% due 10/26/33 (~)(Å)(Ê)	548	556
Toronto-Dominion Bank (The)			Bear Stearns ALT-A Trust
3.000% due 06/11/20	579	577	Series 2004-12 Class 1A3
Total Capital Canada, Ltd.			2.981% due 01/25/35 (Ê)	2,006	2,005
2.750% due 07/15/23	596	575	Series 2005-4 Class 24A1
Total Capital International SA			3.031% due 05/25/35 (~)(Ê)	428	442
2.750% due 06/19/21	524	517	BX Commercial Mortgage Trust
Total Capital SA			Series 2018-BIOA Class C
4.250% due 12/15/21	499	511	2.771% due 03/15/37 (Ê)(Þ)	1,478	1,477
TransCanada PipeLines, Ltd.			Series 2018-IND Class D
7.625% due 01/15/39	375	479	3.580% due 11/15/35 (Ê)(Þ)	3,327	3,333
Trust F/1401			BX Trust
5.250% due 01/30/26 (Þ)	263	257
			Series 2018-BILT Class C
Series REGS			3.500% due 05/15/35 (Ê)(Þ)	2,150	2,149
5.250% due 01/30/26	111	109
			Series 2018-MCSF Class A
UBS AG			2.856% due 04/15/35 (Ê)(Þ)	1,954	1,945
2.450% due 12/01/20 (Þ)	915	895
			BXP Trust
Vale Overseas, Ltd.
6.875% due 11/10/39	190	213	Series 2017-GM Class A
			3.379% due 06/13/39 (Þ)	3,559	3,400
Validus Holdings, Ltd.
8.875% due 01/26/40	955	1,345	Citigroup Mortgage Loan Trust, Inc.
			Series 2005-2 Class 1A2A
Voya CLO, Ltd.			3.131% due 05/25/35 (~)(Ê)	444	456
3.919% due 10/20/27 (Ê)(Þ)	1,000	1,002

See accompanying notes which are an integral part of the financial statements.

504 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-2 Class 5A1			Fannie Mae REMICS
0.444% due 03/25/47 (Å)(Ê)	359	353	Series 1999-56 Class Z
Commercial Mortgage Trust			7.000% due 12/18/29	44	47
Series 2015-LC19 Class A4			Series 2005-117 Class LC
3.183% due 02/10/48	2,786	2,696	5.500% due 11/25/35	213	219
Series 2016-787S Class A			Series 2009-96 Class DB
3.545% due 02/10/36 (Þ)	235	230	4.000% due 11/25/29	398	408
Deutsche Mortgage Securities, Inc. Re-			Federal Home Loan Mortgage Corp.
REMIC Trust			Multifamily Structured Pass-Through
Series 2007-WM1 Class A1			Certificates
3.650% due 06/27/37 (~)(Ê)(Þ)	620	626	Series 2014-K040 Class A2
Fannie Mae			3.241% due 09/25/24	1,766	1,748
3.540% due 2020	396	399	Federal Housing Authority Trust
5.000% due 2020	3	4	7.430% due 06/27/21 (Š)	11	11
5.500% due 2020	10	10	Flagstar Mortgage Trust
3.881% due 2021	718	727	Series 2017-2 Class A5
3.500% due 2030	207	207	3.500% due 10/25/47 (~)(Ê)(Þ)	1,373	1,348
2.600% due 2031	330	288	Freddie Mac
3.000% due 2033	399	388	3.500% due 2030	206	207
5.500% due 2033	44	47	5.500% due 2032	16	17
3.500% due 2034	348	346	7.500% due 2032	10	11
5.500% due 2034	374	402	5.500% due 2034	33	35
4.500% due 2035	552	572	4.000% due 2040	820	827
6.000% due 2035	97	105	5.500% due 2041	293	314
5.500% due 2036	276	296	3.500% due 2043	1,442	1,420
5.500% due 2037	183	196	3.500% due 2044	171	168
5.500% due 2038	858	920	4.000% due 2044	831	837
6.000% due 2039	55	60	3.500% due 2045	574	561
4.500% due 2040	240	249	4.000% due 2045	2,013	2,024
5.500% due 2040	748	805	3.500% due 2046	318	310
4.000% due 2041	234	235	4.000% due 2046	1,357	1,363
3.500% due 2043	1,729	1,700	4.000% due 2047	7,514	7,532
4.000% due 2043	249	251	4.500% due 2048	1,973	2,022
4.000% due 2044	1,274	1,283	30 Year TBA(Ï)
3.500% due 2045	1,952	1,909	4.500%	11,100	11,369
4.000% due 2045	1,478	1,484	Freddie Mac Multifamily Structured
4.000% due 2046	2,913	2,923	Pass-Through Certificates
4.500% due 2046	639	662	Series 2013-K024 Class A2
3.500% due 2047	6,584	6,413	2.573% due 09/25/22	1,850	1,804
4.000% due 2047	10,675	10,682	Series 2013-K029 Class A2
4.500% due 2047	290	298	3.320% due 02/25/23 (~)(Ê)	1,760	1,758
4.000% due 2048	1,771	1,776	Series 2015-K045 Class A2
4.500% due 2048	27,641	28,325	3.023% due 01/25/25	1,240	1,208
5.000% due 2048	7,381	7,704	Series 2015-K046 Class A2
30 Year TBA(Ï)			3.205% due 03/25/25	480	472
4.500%	9,443	9,669	Series 2015-K047 Class A2
Fannie Mae Connecticut Avenue			3.329% due 05/25/25 (~)(Ê)	930	921
Securities			Series 2015-K048 Class A2
Series 2014-C04 Class 1M2			3.284% due 06/25/25 (~)(Ê)	1,570	1,552
6.138% due 11/25/24 (Ê)	2,629	3,003	Series 2015-K051 Class A2
Series 2016-C06 Class 1M1			3.308% due 09/25/25	1,040	1,026
2.538% due 04/25/29 (Ê)	1,137	1,145	Series 2016-K053 Class A2
Fannie Mae REMIC Trust			2.995% due 12/25/25	1,745	1,686
Series 2004-W12 Class 1A1			Series 2017-K063 Class A2
6.000% due 07/25/44	268	293	3.430% due 01/25/27 (~)(Ê)	7,000	6,904
Series 2004-W12 Class 1A3			Freddie Mac REMICS
7.000% due 07/25/44	652	730	Series 2006-3123 Class HT

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 505

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 03/15/26	235	242	Series 2004-LN2 Class B
Series 2006-R006 Class ZA			5.462% due 07/15/41 (~)(Ê)	435	435
6.000% due 04/15/36	622	682	Series 2016-NINE Class A
Series 2006-R007 Class ZA			2.854% due 10/06/38 (~)(Ê)(Þ)	530	490
6.000% due 05/15/36	360	392	JPMorgan Chase Mortgage Trust
Series 2010-3632 Class PK			Series 2018-6 Class 1A4
5.000% due 02/15/40	226	238	3.500% due 12/25/48 (~)(Ê)(Þ)	4,989	4,940
Series 2010-3653 Class B			JPMorgan Mortgage Trust
4.500% due 04/15/30	594	618	Series 2015-3 Class A5
Series 2012-3989 Class BW			3.500% due 05/25/45 (~)(Ê)(Þ)	427	421
3.500% due 01/15/27	3,180	3,221	Series 2016-4 Class A5
Series 2012-4019 Class JD			3.500% due 10/25/46 (~)(Ê)(Þ)	559	548
3.000% due 05/15/41	255	251	Series 2017-1 Class A4
Freddie Mac Structured Agency Credit			3.500% due 01/25/47 (~)(Ê)(Þ)	1,418	1,405
Risk Debt Notes			Series 2017-2 Class A5
Series 2014-DN2 Class M2			3.500% due 05/25/47 (~)(Ê)(Þ)	1,913	1,873
3.931% due 04/25/24 (Ê)	1,741	1,760
			Series 2017-3 Class 1A5
Series 2014-HQ2 Class M3			3.500% due 08/25/47 (~)(Ê)(Þ)	1,065	1,043
5.302% due 09/25/24 (Ê)	1,267	1,451
			Series 2017-4 Class A5
Series 2015-DN1 Class M3			3.500% due 11/25/47 (~)(Ê)(Þ)	1,391	1,363
4.331% due 01/25/25 (Ê)	1,241	1,328
			Series 2018-8 Class A15
Series 2015-DNA2 Class M2			4.000% due 01/25/49 (~)(Ê)(Þ)	7,531	7,567
3.838% due 12/25/27 (Ê)	440	449
			Series 2018-8 Class A5
Series 2015-DNA3 Class M3			4.000% due 01/25/49 (~)(Ê)(Þ)	3,800	3,801
5.133% due 04/25/28 (Ê)	3,765	4,450
			Series 2018-9 Class A15
Series 2015-HQA2 Class M2			4.000% due 09/25/48 (~)(Ê)(Þ)	1,102	1,108
4.038% due 05/25/28 (Ê)	691	709
			LB-UBS Commercial Mortgage Trust
Ginnie Mae			Series 2007-C6 Class AM
Series 2004-93 Class PC			6.114% due 07/15/40 (~)(Ê)	73	73
5.000% due 04/16/34	3	3	Morgan Stanley Bank of America Merrill
Ginnie Mae II			Lynch Trust
4.500% due 2042	250	260	Series 2015-C24 Class A4
5.000% due 2048	36,287	37,808	3.732% due 05/15/48	945	938
Grace Mortgage Trust			Series 2016-C31 Class A1
Series 2014-GRCE Class A			1.511% due 11/15/21	369	358
3.369% due 06/10/28 (Þ)	456	455	Morgan Stanley Capital I Trust
GS Mortgage Securities Corp. Trust			Series 2018-BOP Class E
Series 2018-CHLL Class D			4.230% due 06/15/35 (Å)(Ê)	4,215	4,218
3.238% due 02/15/37 (Ê)(Þ)	417	418	Series 2018-SUN Class E
GS Mortgage Securities Trust			4.230% due 07/15/35 (Å)(Ê)	5,048	5,051
Series 2016-GS2 Class A4			Morgan Stanley Mortgage Capital
3.050% due 05/10/49 (Æ)	1,446	1,366	Holdings LLC Trust
Series 2017-GS5 Class A4			Series 2017-237P Class D
3.674% due 03/10/50	2,739	2,682	3.865% due 09/13/39 (Þ)	1,883	1,753
Hilton USA Trust			Series 2017-237P Class XA
Series 2016-HHV Class D			Interest Only STRIP
4.194% due 11/05/38 (~)(Ê)(Þ)	2,271	2,198	0.467% due 09/13/39 (~)(Å)(Ê)	10,103	280
Series 2016-SFP Class A			Series 2017-237P Class XB
2.828% due 11/05/35 (Þ)	261	251	Interest Only STRIP
Hyatt Hotel Portfolio Trust			0.175% due 09/13/39 (~)(Å)(Ê)	6,248	46
Series 2017-HYT2 Class C			Morgan Stanley Mortgage Loan Trust
2.289% due 08/09/20 (Ê)(Þ)	1,061	1,059	Series 2005-5AR Class 1M3
Series 2017-HYT2 Class D			2.831% due 09/25/35 (Ê)	743	742
3.414% due 08/09/32 (Ê)(Þ)	714	714	MSCG Trust
JPMorgan Chase Commercial Mortgage			Series 2015-ALDR Class A2
Securities Trust			3.577% due 06/07/35 (~)(Ê)(Þ)	310	295

See accompanying notes which are an integral part of the financial statements.

506 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-SELF Class D			6.637% due 04/01/57	1,440	1,558
3.950% due 10/15/28 (Ê)(Þ)	2,783	2,783	7.055% due 04/01/57	495	549
OBP Depositor LLC Trust					2,107
Series 2010-OBP Class A			United States Government Treasuries - 30.2%
4.646% due 07/15/45 (Þ)	230	234	United States Treasury Inflation Indexed
One Market Plaza Trust			Bonds
Series 2017-1MKT Class C			1.375% due 01/15/20	19,169	19,212
4.016% due 02/10/32 (Þ)	1,133	1,113	0.125% due 04/15/21	21,067	20,526
Series 2017-1MKT Class D			0.375% due 07/15/23	22,664	22,074
4.146% due 02/10/32 (Þ)	797	775	0.375% due 07/15/25	13,757	13,172
RBS Commercial Funding, Inc. Trust			3.375% due 04/15/32	12,636	16,052
			0.750% due 02/15/45	8,978	7,853
Series 2013-GSP Class A			0.875% due 02/15/47	8,920	8,000
3.961% due 01/13/32 (~)(Ê)(Þ)	235	236
Sequoia Mortgage Trust			United States Treasury Notes
			1.375% due 05/31/20	29,675	29,004
Series 2013-12 Class A1			1.375% due 05/31/21	23,255	22,372
4.000% due 12/25/43 (Þ)	193	191
Structured Asset Securities Corp.			1.125% due 06/30/21	28,225	26,943
Mortgage Pass-Through Certificates			1.750% due 05/15/23	48,665	46,146
Series 2003-34A Class 5A4			2.875% due 10/31/23	1,740	1,731
3.383% due 11/25/33 (~)(Ê)	467	474	2.125% due 05/15/25	5,920	5,591
Washington Mutual Mortgage Pass-			2.000% due 08/15/25	9,340	8,727
Through Certificates Trust			2.250% due 11/15/25	5,565	5,274
Series 2003-AR10 Class A7			1.625% due 02/15/26	4,790	4,335
2.839% due 10/25/33 (~)(Ê)	169	171	1.625% due 05/15/26	4,167	3,758
Series 2004-AR1 Class A			1.500% due 08/15/26	4,269	3,799
3.157% due 03/25/34 (~)(Ê)	810	827	2.375% due 05/15/27	5,185	4,897
Series 2004-AR4 Class A6			2.750% due 02/15/28	3,855	3,733
4.118% due 06/25/34 (~)(Ê)	1,638	1,674	2.875% due 05/15/28	2,579	2,522
Series 2005-AR2 Class 2A21			2.875% due 08/15/28	2,590	2,530
1.564% due 01/25/45 (Ê)	323	323	4.375% due 02/15/38	4,030	4,661
Series 2005-AR11 Class A1A			4.500% due 05/15/38	4,045	4,755
0.844% due 08/25/45 (Ê)	2,304	2,301	3.750% due 11/15/43	4,044	4,291
Series 2005-AR19 Class A1A2			3.125% due 08/15/44	1,430	1,365
0.814% due 12/25/45 (Ê)	793	786	2.875% due 08/15/45	935	850
Series 2006-AR1 Class 2A1A			3.000% due 11/15/45	3,530	3,287
1.594% due 01/25/46 (Ê)	551	557	3.000% due 05/15/47	3,266	3,034
Wells Fargo Commercial Mortgage Trust			2.750% due 11/15/47	3,376	2,976
Series 2015-NXS1 Class A5			3.000% due 02/15/48	3,216	2,982
3.148% due 05/15/48	4,523	4,368	3.125% due 05/15/48	3,021	2,872
Wells Fargo Mortgage Backed Securities					309,324
Trust			Total Long-Term Investments
Series 2003-J Class 1A9
2.612% due 10/25/33 (~)(Ê)	485	492	(cost $1,017,286)		995,184
Series 2006-AR8 Class 1A3
3.111% due 04/25/36 (~)(Ê)	142	142	Short-Term Investments - 4.3%
WinWater Mortgage Loan Trust			Altria Group, Inc.
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ)	785	769	9.250% due 08/06/19	466	488
Series 2014-1 Class A2			Discovery Communications LLC
3.500% due 06/20/44 (~)(Ê)(Þ)	557	536	5.625% due 08/15/19	279	284
Worldwide Plaza Trust			EnLink Midstream Partners, LP
Series 2017-WWP Class A			2.700% due 04/01/19	580	576
3.526% due 11/10/36 (Þ)	3,609	3,460	Fannie Mae
		291,854	5.000% due 04/01/19	1	1
Municipal Bonds - 0.2%			Federal Home Loan Bank Discount
Municipal Electric Authority of Georgia			Notes
Revenue Bonds

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 507

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
0.000% due 11/01/18 (ç)(~)	125		125
Shire Acquisitions Investments Ireland
DAC
1.900% due 09/23/19	1,190		1,175
Toyota Auto Receivables Owner Trust
Series 2017-A Class A2A
1.420% due 09/16/19	28		28
U. S. Cash Management Fund(@)	40,047,701	(8)	40,048
United States Treasury Bills
1.882% due 11/08/18 (~)	1,800		1,799
Total Short-Term Investments
(cost $44,539)			44,524

Total Investments 101.4%
(identified cost $1,061,825)			1,039,708

Other Assets and Liabilities,
Net - (1.4%)			(14,438)

Net Assets - 100.0%			1,025,270

See accompanying notes which are an integral part of the financial statements.

508 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.3%
A10 Securitization LLC	06/23/17	1,110,000	100.00	1,110	1,080
Bayview Commercial Asset Trust	10/26/17	1,562,707	95.77	1,497	1,501
BCAP LLC Trust	11/26/13	548,452	103.70	569	556
Citigroup Mortgage Loan Trust, Inc.	02/01/17	358,781	97.69	351	353
Kaupthing Bank HF	02/25/08	1,210,000	—	1,013	—
Kaupthing Bank HF	10/04/11	100,000	—	99	—
Morgan Stanley Capital I Trust	07/19/18	5,048,000	100.00	5,048	5,051
Morgan Stanley Capital I Trust	08/15/18	4,215,000	100.00	4,215	4,218
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	6,248,000	0.73	46	46
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	10,103,000	2.77	280	280
					13,085
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 509

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.810
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	1.750
Barclays PLC	USD 3 Month LIBOR	1.356
Barclays PLC	USD 3 Month LIBOR	1.902
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
Bear Stearns ALT-A Trust	USD 1 Month LIBOR	0.700
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.300
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.121
BX Trust	USD 1 Month LIBOR	1.220
BX Trust	USD 1 Month LIBOR	0.577
Capital Auto Receivables Asset Trust	USD 1 Month LIBOR	0.170
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	0.970
CBAM CLO Management Trust	USD 3 Month LIBOR	1.250
Cedar Funding, Ltd.	USD 3 Month LIBOR	1.100
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.005
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.125
Dewolf Park CLO, Ltd.	USD 3 Month LIBOR	1.210
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
Dryden Senior Loan Fund	USD 3 Month LIBOR	1.120
Encore Credit Receivables Trust	USD 1 Month LIBOR	0.735
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.510
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.650
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
Home Equity Asset Trust	USD 1 Month LIBOR	0.450
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.854
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.564

See accompanying notes which are an integral part of the financial statements.

510 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.260
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.930
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding, Ltd.	USD 3 Month LIBOR	1.410
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.400
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.800
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	1.140
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	1.050
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
Morgan Stanley Capital I Trust	USD 1 Month LIBOR	1.950
Morgan Stanley Mortgage Loan Trust	USD 1 Month LIBOR	0.550
MSCG Trust	USD 1 Month LIBOR	1.650
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.480
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Voya CLO, Ltd.	USD 3 Month LIBOR	1.450
Voya CLO, Ltd.	USD 3 Month LIBOR	1.130
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.330
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.320
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.290
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	year CMT	1.070

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	152	AUD	19,671	12/18	(34)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 511

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
Canada 10 Year Government Bond Futures	263	CAD	34,755	12/18	(351)
Euro-Bund Futures	100	EUR	16,026	12/18	(36)
United States 2 Year Treasury Note Futures	10	USD	2,107	12/18	—
United States 5 Year Treasury Note Futures	258	USD	28,995	12/18	(11)
United States 10 Year Treasury Note Futures	1,538	USD	182,156	12/18	(1,485)
United States 10 Year Ultra Treasury Bond Futures	15	USD	1,877	12/18	(40)
United States Long Bond Futures	296	USD	40,886	12/18	(596)
United States Ultra Treasury Bond Futures	72	USD	10,743	12/18	(675)
Short Positions
Euro-Bund Futures	209	EUR	33,494	12/18	61
Euro-Schatz Futures	601	EUR	67,298	12/18	(34)
Long Gilt Futures	274	GBP	33,541	12/18	(131)
United States 2 Year Treasury Note Futures	121	USD	25,489	12/18	67
United States 5 Year Treasury Note Futures	316	USD	35,513	12/18	18
United States 10 Year Ultra Treasury Note Futures	66	USD	8,257	12/18	81
United States Ultra Treasury Bond Futures	111	USD	16,563	12/18	983
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,183)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,118	CZK	47,673	11/26/18	(35)
Bank of America	USD	2,123	HUF	601,031	11/26/18	(24)
Bank of America	USD	3,525	PLN	13,317	11/26/18	(53)
Bank of America	USD	88	THB	2,861	11/26/18	(1)
Bank of America	USD	237	THB	7,692	11/26/18	(5)
Bank of America	USD	5,491	TRY	34,158	11/26/18	530
Bank of America	CZK	20	USD	1	11/26/18	—
Bank of America	CZK	2,549	USD	117	11/26/18	6
Bank of America	HUF	5,827	USD	21	11/26/18	1
Bank of America	HUF	27,702	USD	100	11/26/18	3
Bank of America	PLN	147	USD	40	11/26/18	1
Bank of America	PLN	630	USD	171	11/26/18	7
Bank of America	THB	164,817	USD	4,969	11/26/18	(6)
Bank of America	TRY	1,498	USD	252	11/26/18	(12)
Bank of America	TRY	4,387	USD	667	11/26/18	(105)
Bank of Montreal	SEK	106,078	USD	11,959	11/26/18	346
BNP Paribas	USD	17	TWD	515	11/26/18	—
BNP Paribas	USD	35	TWD	1,086	11/26/18	—
BNP Paribas	TWD	43,476	USD	1,424	11/26/18	17
Brown Brothers Harriman	USD	5,070	EUR	4,365	11/26/18	(117)
Brown Brothers Harriman	ILS	15,276	USD	4,204	11/26/18	89
Citigroup	USD	5	INR	375	11/26/18	—
Citigroup	USD	10	INR	742	11/26/18	—
Citigroup	USD	18	INR	1,256	11/26/18	(1)
Citigroup	USD	1,372	INR	97,329	11/26/18	(61)
Citigroup	USD	4	KRW	4,701	11/26/18	—
Citigroup	USD	50	KRW	56,122	11/26/18	(1)
Citigroup	USD	47	PEN	155	11/26/18	(1)
Citigroup	USD	75	PEN	252	11/26/18	(1)
Citigroup	KRW	1,600,546	USD	1,427	11/26/18	23
Citigroup	PEN	11,597	USD	3,492	11/26/18	56
See accompanying notes which are an integral part of the financial statements.
512 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	NOK	69,146	USD	8,511	11/26/18	300
Royal Bank of Canada	USD	8,442	JPY	944,078	11/26/18	(62)
Standard Chartered	USD	8,463	CAD	10,977	11/26/18	(121)
Standard Chartered	USD	5	IDR	77,018	11/26/18	—
Standard Chartered	USD	1,388	IDR	20,600,530	11/26/18	(39)
Standard Chartered	IDR	178,843	USD	12	11/26/18	—
State Street	USD	463	BRL	1,729	11/26/18	1
State Street	USD	73	CLP	49,301	11/26/18	(2)
State Street	USD	3,535	HKD	27,700	11/26/18	—
State Street	USD	1,401	MXN	27,001	11/26/18	(77)
State Street	USD	44	MYR	183	11/26/18	—
State Street	USD	65	MYR	269	11/26/18	—
State Street	USD	3,406	NZD	5,166	11/26/18	(34)
State Street	USD	6	ZAR	91	11/26/18	—
State Street	USD	1,372	ZAR	20,205	11/26/18	(6)
State Street	BRL	645	USD	155	11/26/18	(18)
State Street	BRL	13,718	USD	3,486	11/26/18	(193)
State Street	CLP	15,675	USD	23	11/26/18	1
State Street	CLP	27,121	USD	40	11/26/18	1
State Street	CLP	2,307,177	USD	3,498	11/26/18	181
State Street	HKD	638	USD	81	11/26/18	—
State Street	HKD	699	USD	89	11/26/18	—
State Street	ILS	15,276	USD	4,217	11/26/18	103
State Street	MXN	394	USD	21	11/26/18	1
State Street	MXN	1,023	USD	54	11/26/18	4
State Street	MYR	14,441	USD	3,524	11/26/18	76
State Street	ZAR	606	USD	42	11/26/18	1
Westpac	AUD	7,098	USD	5,068	11/26/18	40
Westpac	CHF	3,330	USD	3,376	11/26/18	63
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						876

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 513

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$94,048	$—	$—	$94,048	9.2
Corporate Bonds and Notes	—	223,007	—	—	223,007	21.7
International Debt	—	74,844	—	—	74,844	7.3
Mortgage-Backed Securities	—	291,843	11	—	291,854	28.5
Municipal Bonds	—	2,107	—	—	2,107	0.2
United States Government Treasuries	—	309,324	—	—	309,324	30.2
Short-Term Investments	—	4,476	—	40,048	44,524	4.3
Total Investments	—	999,649	11	40,048	1,039,708	101.4
Other Assets and Liabilities, Net						(1.4)
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,210	—	—	—	1,210	0.1
Foreign Currency Exchange Contracts	—	1,851	—	—	1,851	0.2

Liabilities
Futures Contracts	(3,393)	—	—	—	(3,393)	(0.3)
Foreign Currency Exchange Contracts	—	(975)	—	—	(975)	(0.1)
Total Other Financial Instruments*	$(2,183)	$876	$—	$—	$(1,307)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.
Amounts in thousands
Fair Value
Country Exposure	$
Australia	1,021
Austria	1,263
Bermuda	2,025
Brazil	213
Canada	12,363
Cayman Islands	26,342
Chile	1,763
Colombia	2,103
See accompanying notes which are an integral part of the financial statements.
514 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Finland	551
France	1,546
Germany	843
Iceland	—
Ireland	4,091
Italy	1,817
Luxembourg	421
Mexico	4,398
Netherlands	10,123
Panama	393
Peru	511
Singapore	303
South Korea	1,728
Switzerland	895
Thailand	496
United Kingdom	10,860
United States	953,639
Total Investments	1,039,708

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 515

Russell Investment Company
Investment Grade Bond Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

	Foreign
	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$1,851	$—
Variation margin on futures contracts*	—	1,210
Total	$1,851	$1,210

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$3,393
Unrealized depreciation on foreign currency exchange contracts	975	—
Total	$975	$3,393
	Foreign
	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$(5,098)
Foreign currency exchange contracts	(2,532)	—
Total	$(2,532)	$(5,098)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$(2,299)
Foreign currency exchange contracts	1,450	—
Total	$1,450	$(2,299)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

516 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,851	$—	$1,851
Total Financial and Derivative Assets		1,851	—	1,851
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$1,851	$—	$1,851

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$548	$242	$—	$306
Bank of Montreal	345	—	—	345
BNP Paribas	17	—	—	17
Brown Brothers Harriman	89	89	—	—
Citigroup	79	64	—	15
Commonwealth Bank of Australia	300	—	—	300
State Street	370	331	—	39
Westpac	103	—	—	103
Total	$1,851	$726	$—	$1,125

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 517

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$975	$—	$975
Total Financial and Derivative Liabilities		975	—	975
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$975	$—	$975

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$242	$242	$—	$—
Brown Brothers Harriman	117	89	—	28
Citigroup	64	64	—	—
Royal Bank of Canada	61	—	—	61
Standard Chartered	160	—	—	160
State Street	331	331	—	—
Total	$975	$726	$—	$249

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

518 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,061,825
Investments, at fair value(>)	1,039,708
Cash	230
Foreign currency holdings(^)	13
Unrealized appreciation on foreign currency exchange contracts	1,851
Receivables:
Dividends and interest	5,943
Dividends from affiliated funds	60
Investments sold	15,100
Fund shares sold	882
Variation margin on futures contracts	6,422
Total assets	1,070,209

Liabilities
Payables:
Investments purchased	39,326
Fund shares redeemed	1,930
Accrued fees to affiliates	378
Other accrued expenses	156
Variation margin on futures contracts	2,174
Unrealized depreciation on foreign currency exchange contracts	975
Total liabilities	44,939

Net Assets	$1,025,270

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 519

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(60,050)
Shares of beneficial interest	504
Additional paid-in capital	1,084,816
Net Assets	$1,025,270

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$20.38
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$21.18
Class A — Net assets	$9,973,305
Class A — Shares outstanding ($. 01 par value)	489,294
Net asset value per share: Class C(#)	$20.19
Class C — Net assets	$9,492,644
Class C — Shares outstanding ($. 01 par value)	470,228
Net asset value per share: Class E(#)	$20.38
Class E — Net assets	$3,530,437
Class E — Shares outstanding ($. 01 par value)	173,217
Net asset value per share: Class M(#)	$20.36
Class M — Net assets	$7,691,869
Class M — Shares outstanding ($. 01 par value)	377,872
Net asset value per share: Class R6(#)	$20.43
Class R6 — Net assets	$710,596
Class R6 — Shares outstanding ($. 01 par value)	34,784
Net asset value per share: Class S(#)	$20.36
Class S — Net assets	$882,506,996
Class S — Shares outstanding ($. 01 par value)	43,354,018
Net asset value per share: Class Y(#)	$20.40
Class Y — Net assets	$111,364,233
Class Y — Shares outstanding ($. 01 par value)	5,460,231
Amounts in thousands
(^) Foreign currency holdings - cost	$—
(>) Investments in affiliates, U. S. Cash Management Fund	$40,048

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

520 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$2
Dividends from affiliated funds	1,133
Interest	30,722
Total investment income	31,857

Expenses
Advisory fees	2,749
Administrative fees	528
Custodian fees	227
Distribution fees - Class A	24
Distribution fees - Class C	79
Transfer agent fees - Class A	19
Transfer agent fees - Class C	21
Transfer agent fees - Class E	7
Transfer agent fees - Class M	13
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,889
Transfer agent fees - Class Y	5
Professional fees	149
Registration fees	114
Shareholder servicing fees - Class C	26
Shareholder servicing fees - Class E	9
Trustees’ fees	34
Printing fees	67
Miscellaneous	26
Expenses before reductions	5,986
Expense reductions	(761)
Net expenses	5,225
Net investment income (loss)	26,632

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(25,709)
Investments in affiliated funds	(2)
Futures contracts	(5,098)
Foreign currency exchange contracts	(2,532)
Foreign currency-related transactions	(13)
Net realized gain (loss)	(33,354)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,172)
Investments in affiliated funds	2
Futures contracts	(2,299)
Foreign currency exchange contracts	1,450
Investment matured	882
Foreign currency-related transactions	(4)
Net change in unrealized appreciation (depreciation)	(23,141)
Net realized and unrealized gain (loss)	(56,495)
Net Increase (Decrease) in Net Assets from Operations	$(29,863)

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 521

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,632	$17,724
Net realized gain (loss)	(33,354)	(10,087)
Net change in unrealized appreciation (depreciation)	(23,141)	(6,816)
Net increase (decrease) in net assets from operations	(29,863)	821

Distributions (i)
To shareholders
Class A	(163)	(460)
Class C	(105)	(587)
Class E	(61)	(554)
Class I(1)	—	(11,007)
Class M(2)	(129)	(8)
Class R6	(17)	(26)
Class S	(18,636)	(24,244)
Class Y	(2,649)	(7,812)
Net decrease in net assets from distributions	(21,760)	(44,698)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(47,248)	184,605
Total Net Increase (Decrease) in Net Assets	(98,871)	140,728

Net Assets
Beginning of period	1,124,141	983,413
End of period (ii)	$1,025,270	$1,124,141

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, I, M, R6, S and Y were $164, $128, $148, $3,804,
$8, $13, $10,018 and $3,256, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, I, M, R6, S and Y were $296,
$459, $406, $7,203, $–, $13, $14,226 and $4,556, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $1,335. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

522 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	126	$2,631	68	$1,442
Proceeds from reinvestment of distributions	8	158	21	443
Payments for shares redeemed	(100)	(2,082)	(122)	(2,605)
Net increase (decrease)	34	707	(33)	(720)
Class C
Proceeds from shares sold	36	744	33	698
Proceeds from reinvestment of distributions	5	104	28	583
Payments for shares redeemed	(126)	(2,604)	(283)	(5,966)
Net increase (decrease)	(85)	(1,756)	(222)	(4,685)
Class E
Proceeds from shares sold	8	176	30	633
Proceeds from reinvestment of distributions	3	60	26	546
Payments for shares redeemed	(45)	(958)	(512)	(10,781)
Net increase (decrease)	(34)	(722)	(456)	(9,602)
Class I(1)
Proceeds from shares sold	—	—	1,115	23,699
Proceeds from reinvestment of distributions	—	—	516	10,794
Payments for shares redeemed	—	—	(13,211)	(281,844)
Net increase (decrease)	—	—	(11,580)	(247,351)
Class M(2)
Proceeds from shares sold	295	6,174	177	3,779
Proceeds from reinvestment of distributions	6	130	— **	8
Payments for shares redeemed	(90)	(1,880)	(10)	(220)
Net increase (decrease)	211	4,424	167	3,567
Class R6
Proceeds from shares sold	21	451	23	496
Proceeds from reinvestment of distributions	1	16	1	25
Payments for shares redeemed	(27)	(565)	(5)	(114)
Net increase (decrease)	(5)	(98)	19	407
Class S
Proceeds from shares sold	8,952	186,714	29,708	634,687
Proceeds from reinvestment of distributions	884	18,406	1,149	24,072
Payments for shares redeemed	(11,425)	(237,280)	(9,116)	(192,708)
Net increase (decrease)	(1,589)	(32,160)	21,741	466,051
Class Y
Proceeds from shares sold	204	4,284	1,545	32,489
Proceeds from reinvestment of distributions	127	2,649	370	7,759
Payments for shares redeemed	(1,180)	(24,576)	(2,974)	(63,310)
Net increase (decrease)	(849)	(17,643)	(1,059)	(23,062)
Total increase (decrease)	(2,317)	$(47,248)	8,577	$184,605

(1)  For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(2)  For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 523

Russell Investment Company
Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	21.36	. 44	(1.07)	(. 63)	(. 35)	—
October 31, 2017	22.32	. 35	(. 35)	—	(. 34)	(. 62)
October 31, 2016	22.21	. 35	. 61	. 96	(. 40)	(. 45)
October 31, 2015	22.48	. 28	. 10	. 38	(. 23)	(. 42)
October 31, 2014	21.91	. 28	. 53	. 81	(.24)	—

Class C
October 31, 2018	21.17	. 28	(1.05)	(. 77)	(. 21)	—
October 31, 2017	22.13	. 18	(. 34)	(. 16)	(. 18)	(. 62)
October 31, 2016	22.03	. 18	. 61	. 79	(. 24)	(. 45)
October 31, 2015	22.33	. 11	. 11	. 22	(. 10)	(. 42)
October 31, 2014	21.77	. 12	. 52	. 64	(. 08)	—

Class E
October 31, 2018	21.36	. 44	(1.07)	(. 63)	(. 35)	—
October 31, 2017	22.31	. 33	(. 32)	. 01	(. 34)	(. 62)
October 31, 2016	22.20	. 35	. 61	. 96	(. 40)	(. 45)
October 31, 2015	22.46	. 27	. 12	. 39	(. 23)	(. 42)
October 31, 2014	21.89	. 28	. 53	. 81	(. 24)	—

Class M
October 31, 2018	21.34	. 53	(1.08)	(. 55)	(. 43)	—
October 31, 2017(9)	20.87	. 27	. 40	. 67	(. 20)	—

Class R6
October 31, 2018	21.41	. 53	(1.07)	(. 54)	(.44)	—
October 31, 2017	22.37	. 44	(. 35)	. 09	(. 43)	(. 62)
October 31, 2016(5)	21.86	. 29	. 47	. 76	(. 25)	—

Class S
October 31, 2018	21.34	. 50	(1.07)	(. 57)	(. 41)	—
October 31, 2017	22.29	. 41	(. 34)	. 07	(. 40)	(. 62)
October 31, 2016	22.19	. 40	. 60	1.00	(. 45)	(. 45)
October 31, 2015	22.45	. 33	. 12	. 45	(. 29)	(. 42)
October 31, 2014	21.88	. 34	. 52	. 86	(. 29)	—

Class Y
October 31, 2018	21.38	. 54	(1.08)	(. 54)	(. 44)	—
October 31, 2017	22.33	. 44	(. 33)	. 11	(. 44)	(. 62)
October 31, 2016	22.22	. 45	. 61	1.06	(. 50)	(. 45)
October 31, 2015	22.49	. 37	. 11	. 48	(. 33)	(. 42)
October 31, 2014	21.91	. 38	. 54	. 92	(. 34)	—

See accompanying notes which are an integral part of the financial statements.

524 Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(. 35)	20.38	(2.97)	9,973	. 80	. 77	2.13	177
(. 96)	21.36	. 15	9,736	. 82	. 82	1.63	143
(. 85)	22.32	4.47	10,904	. 80	. 80	1.58	207
(. 65)	22.21	1.73	9,210	. 80	. 80	1.25	187
(. 24)	22.48	3.70	8,036	. 81	. 81	1.27	178

(. 21)	20.19	(3.67)	9,493	1.55	1.52	1.36	177
(. 80)	21.17	(. 60)	11,756	1.57	1.57	. 87	143
(. 69)	22.13	3.68	17,204	1.55	1.55	. 82	207
(. 52)	22.03	. 99	17,869	1.55	1.55	. 49	187
(. 08)	22.33	2.94	20,978	1.56	1.56	. 54	178

(. 35)	20.38	(2.98)	3,530	. 80	. 77	2.12	177
(. 96)	21.36	. 15	4,422	. 82	. 82	1.57	143
(. 85)	22.31	4.45	14,785	. 80	. 80	1.58	207
(. 65)	22.20	1.77	24,430	. 80	. 80	1.23	187
(. 24)	22.46	3.71	34,378	. 81	. 81	1.28	178

(. 43)	20.36	(2.59)	7,692	. 56	. 38	2.57	177
(. 20)	21.34	3.20	3,560	. 56	. 43	2.07	143

(. 44)	20.43	(2.76)	711	. 40	. 35	2.53	177
(1.05)	21.41	. 57	844	. 42	. 40	2.06	143
(. 25)	22.37	3.49	450	. 40	. 38	1.95	207

(. 41)	20.36	(2.69)	882,507	. 55	. 48	2.42	177
(1.02)	21.34	. 47	958,946	. 56	. 54	1.92	143
(. 90)	22.29	4.68	517,173	. 55	. 55	1.82	207
(. 71)	22.19	2.03	718,081	. 55	. 55	1.49	187
(. 29)	22.45	3.97	847,289	. 56	. 56	1.54	178

(. 44)	20.40	(2.54)	111,364	. 36	. 32	2.56	177
(1.06)	21.38	. 64	134,877	. 38	. 37	2.08	143
(. 95)	22.33	4.93	164,538	. 35	. 35	2.03	207
(. 75)	22.22	2.18	211,314	. 35	. 35	1.67	187
(. 34)	22.49	4.21	364,876	. 36	. 36	1.71	178

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 525

Russell Investment Company
Investment Grade Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$194,790
Administration fees	42,740
Distribution fees	8,286
Shareholder servicing fees	2,792
Transfer agent fees	127,062
Trustee fees	2,713
$378,383

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$91,826	$693,313	$745,091	$(2)	$2	$40,048	$1,133	$—
	$91,826	$693,313	$745,091	$(2)	$2	$40,048	$1,133	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,063,527,644
Unrealized Appreciation	$1,055,252
Unrealized Depreciation	(25,164,414)
Net Unrealized Appreciation (Depreciation)	$(24,109,162)
Undistributed Ordinary Income	$4,161,005
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(40,980,867)
Tax Composition of Distributions
Ordinary Income	$21,760,371

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

526 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Short Duration Bond Fund - Class A‡			Short Duration Bond Fund - Class S
	Total			Total
	Return			Return
1 Year	(3.33)%		1 Year	0.73%
5 Years	0.20	%§	5 Years	1.22	%§
10 Years	2.49	%§	10 Years	3.14	%§

Short Duration Bond Fund - Class C			Short Duration Bond Fund - Class Y
	Total			Total
	Return			Return
1 Year	(0.34)%		1 Year	0.75%
5 Years	0.20	%§	5 Years	1.30	%§
10 Years	2.11	%§	10 Years	3.23	%§

Short Duration Bond Fund - Class E			ICE BofAML 1-3 Year U. S. Treasuries Index**
	Total			Total
	Return			Return
1 Year	0.40%		1 Year	0.25%
5 Years	0.96	%§	5 Years	0.57	%§
10 Years	2.88	%§	10 Years	1.01	%§

Short Duration Bond Fund - Class M‡‡
	Total
	Return
1 Year	0.78%
5 Years	1.24	%§
10 Years	3.16	%§

Short Duration Bond Fund - Class R6‡‡‡
	Total
	Return
1 Year	0.73%
5 Years	1.28	%§
10 Years	3.22	%§

Short Duration Bond Fund 527

Russell Investment Company
Short Duration Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Short Duration Bond Fund (the “Fund”) employs a multi-	spreads relatively flat as markets processed political uncertainty,
manager approach whereby portions of the Fund are allocated to	trade rhetoric and divergence between the performance of U. S.
different money manager strategies. Fund assets not allocated to	and global economies. Bank loans and corporate high yield
money managers are managed by Russell Investment Management,	sectors within the United States were top performers as strong
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	fundamentals and leverage ratios were attractive. During the year,
of the Fund’s assets among money managers at any time. An	the Federal Reserve raised rates four times, the Bank of Canada
exemptive order from the Securities and Exchange Commission	raised rates three times, the Bank of England raised rates twice
(“SEC”) permits RIM to engage or terminate a money manager	and the European Central Bank left rates unchanged. This caused
at any time, subject to approval by the Fund’s Board, without a	yields across the globe to rise, with the United States yield curve
shareholder vote. Pursuant to the terms of the exemptive order,	flattening the most throughout the year. Local emerging market
the Fund is required to notify its shareholders within 90 days of	currencies had a difficult year as political risk escalated and a
when a money manager begins providing services. As of October	basket of currencies depreciated against the United States dollar.
31, 2018, the Fund had three money managers.	Overall, it was a negative year for bonds with credit outperforming

What is the Fund’s investment objective?	treasuries.
The Fund seeks to provide current income and preservation of	How did the investment strategies and techniques employed
capital with a focus on short duration securities.	by the Fund and its money managers affect its benchmark

How did the Fund perform relative to its benchmark for the	relative performance?
fiscal year ended October 31, 2018?	RIM’s asset allocation for the Fund contributed positively to benchmark relative performance over the period as a result of
For the fiscal year ended October 31, 2017, the Fund’s Class A,	the Fund’s ex-benchmark exposure to investment grade corporate
Class E, Class M, Class R6, Class S and Class Y Shares gained	and securitized bonds. Both sectors outperformed the Fund’s
0.45%, 0.40%, 0.78%, 0.73%, 0.73%, and 0.75%, respectively.	all treasury benchmark as they collected the additional spread
The Fund’s Class C Shares lost 0.34%. This is compared to the	during the year. The Fund was positioned with shorter duration
Fund’s benchmark, the ICE BofAML 1-3 Year U. S. Treasuries	compared to the benchmark given RIM’s tactical position for the
Index, which gained 0.25% during the same period. The Fund’s	Federal Reserve’s rate hiking cycle and this also contributed
performance includes operating expenses, whereas index returns	positively.
are unmanaged and do not include expenses of any kind.
The Fund employs discretionary money managers. The Fund’s
For the fiscal year ended October 31, 2018, the Morningstar®	discretionary money managers select the individual portfolio
Short-Term Bond Category, a group of funds that Morningstar	securities for the assets assigned to them. RIM manages assets
considers to have investment strategies similar to those of the	not allocated to money manager strategies and the Fund’s cash
Fund, gained 0.35%. This return serves as a peer comparison and	balances.
is expressed net of operating expenses.
With respect to certain of the Fund’s money managers, THL
RIM may assign a money manager a benchmark other than the	Credit Advisors LLC (“THL”) the Fund’s bank loan specialist,
Fund’s index. However, the Fund’s primary index remains the	was the best performing manager for the period and outperformed
benchmark for the Fund.	the Fund’s benchmark, though underperformed the benchmark
How did market conditions affect the Fund’s performance?	assigned to it by RIM, the Credit Suisse Leveraged Loan Index.
The fiscal year ended October 31, 2018 began with the United	The bank loan sector saw strong inflows during the year as the
States passing legislation in December 2017 to lower the tax	floating rate nature of bank loans were in strong demand as rates
burden for most households and reduce the corporate tax	continue to rise. THL’s security selection during the year caused
rate from 35% to 21%, which created favorable conditions for	it to slightly underperform its assigned benchmark, as a few
corporate bonds as prospective earnings increased. The bond	positions struggled.
market continued its spread tightening into January where both	Scout Investments, Inc. (“Scout”) was the relatively weakest
corporate investment grade and corporate high yield spreads saw	performing manager over the period, but still outperformed
post global financial crisis lows, which was beneficial to the Fund	the Fund’s benchmark. Scout held an overweight exposure
as it held an overweight to corporate credit. Volatility hit both the	to investment grade and high yield corporate bonds, which
bond and equity markets at the end of January 2018 which created	outperformed the Fund’s all treasury benchmark. Allocations
a sharp sell-off in risky assets, specifically lower quality bonds,	to securitized bonds, including commercial and agency bonds, which hurt Fund performance. The middle of the year saw credit

528 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

outperformed the Fund’s short duration U. S. Treasuries	return contribution. RIM also managed tactical ‘tilts’ based on
benchmark.	its judgments regarding shorter-term opportunities to seek to
During the period, RIM continued to manage two positioning	generate returns and/or mitigate risk by purchasing government
strategies to seek to achieve the desired risk/return profile for the	futures, credit derivatives and currency forward contracts. RIM’s
Fund. RIM managed a global real yield strategy using global	futures trades had a positive impact on the Fund.
government bond futures to take long positions in high quality	Describe any changes to the Fund’s structure or the money
government bonds whose net-of-inflation yields are expected to be	manager line-up.
relatively high and short positions where net-of-inflation yield is	There were no changes to the Fund’s structure or money manager
expected to be relatively low. This strategy had a negative impact	line up during the fiscal year.
on Fund performance as the long positions, specifically United
States Treasuries, underperformed as interest rates increased and	Money Managers as of October 31,
widened compared to the short positions, in particular in German	2018	Styles
bund.	Logan Circle Partners, L. P.	Fully Discretionary
RIM also managed a strategy to seek to generate active returns	Scout Investments, Inc.	Fully Discretionary
	THL Credit Advisors, LLC	Specialist
through currency positioning to reduce the Fund’s reliance on	The views expressed in this report reflect those of the
traditional fixed income market risks. A currency overlay utilizes
currency forward contracts to take long and short positions in	portfolio managers only through the end of the period
global foreign exchange markets. Because the currency overlay	covered by the report. These views do not necessarily
is an out-of-benchmark position, RIM managed an index-like	represent the views of RIM, or any other person in RIM or
strategy in connection with the currency overlay to provide	any other affiliated organization. These views are subject to
benchmark-like exposure to its overall strategy. Over the fiscal	change at any time based upon market conditions or other
year, the currency overlay strategy was negative for the Fund’s	events, and RIM disclaims any responsibility to update the
benchmark relative performance.	views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
During the period, RIM utilized futures and swaps to seek to	a Russell Investment Company (“RIC”) Fund are based on
achieve the Fund benchmark’s duration and exposures with	numerous factors, should not be relied on as an indication
respect to the portion of the Fund allocated to cash reserves. This	of investment decisions of any RIC Fund.
performed as intended and was a positive in terms of absolute

Short Duration Bond Fund 529

Russell Investment Company
Short Duration Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The ICE BofAML 1-3 Year U.S. Treasuries Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year and less than three years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares are the returns of the Fund’s Class Y
Shares from September 26, 2008 through February 29, 2016. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the
Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

530 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,007.10	$1,020.97
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.25	$4.28

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,002.80	$1,017.19
	Expenses Paid During Period*	$8.03	$8.08
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.59%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,006.50	$1,020.97
of other funds.	Expenses Paid During Period*	$4.25	$4.28

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Short Duration Bond Fund 531

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,008.60	$1,022.48
Expenses Paid During Period*	$2.73	$2.75

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,008.60	$1,022.48
Expenses Paid During Period*	$2.73	$2.75

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,008.40	$1,022.23
Expenses Paid During Period*	$2.99	$3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,008.20	$1,022.63
Expenses Paid During Period*	$2.58	$2.60

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

532 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 88.8%			1.590% due 04/15/20	277	277
			Finance of America Structured Securities
Asset-Backed Securities - 9.0%			Trust
ALG Student Loan Trust I			Series 2017-HB1 Class A
Series 2006-1A Class A3			2.321% due 11/25/27 (~)(Ê)(Š)(Þ)	1,117	1,114
1.464% due 10/28/23 (Ê)(Þ)	728	726
AmeriCredit Automobile Receivables			Flagship Credit Auto Trust
Trust			Series 2016-3 Class A2
			2.050% due 11/15/20 (Þ)	557	556
Series 2017-3 Class A2A			Foursight Capital Automobile
1.690% due 12/18/20	987	983	Receivables Trust
Series 2017-4 Class A2A			Series 2017-1 Class A
1.830% due 05/18/21	1,302	1,297	2.370% due 04/15/22 (Þ)	932	926
ARI Fleet Lease Trust			Series 2018-1 Class A3
Series 2017-A Class A2			3.640% due 09/15/22 (Þ)	1,519	1,513
1.910% due 04/15/26 (Þ)	943	937	Series 2018-1 Class C
Ascentium Equipment Receivables LLC			4.300% due 08/15/23 (Þ)	800	792
Series 2018-1A Class A3			Hertz Fleet Lease Funding, LP
3.210% due 09/11/23 (Þ)	1,265	1,260	Series 2017-1 Class A2
Avis Budget Rental Car Funding LLC			2.130% due 04/10/31 (Þ)	2,108	2,095
Series 2016-2A Class C			Series 2017-1 Class B
4.830% due 11/20/22 (Þ)	1,065	1,071	2.880% due 04/10/31 (Þ)	1,965	1,948
Bank of the West Auto Trust			Series 2018-1 Class C
Series 2017-1 Class A2			3.770% due 05/10/32 (Þ)	485	484
1.780% due 02/15/21 (Þ)	627	624	Hilton Grand Vacations Trust
Series 2018-1 Class A3			Series 2017-AA Class A
3.430% due 12/15/22	1,435	1,435	2.660% due 12/26/28 (Þ)	855	838
Chase Issuance Trust			Honda Auto Receivables Owner Trust
Series 2012-A4 Class A4			Series 2017-4 Class A3
1.580% due 08/16/21	535	529	2.050% due 11/22/21	2,170	2,142
Chesapeake Funding II LLC			Nationstar HECM Loan Trust
Series 2017-2A Class C			Series 2017-2A Class A1
3.010% due 05/15/29 (Þ)	1,085	1,071	2.038% due 09/25/27 (~)(Ê)(Š)(Þ)	392	389
Series 2017-3A Class C			Series 2018-1A Class M2
2.780% due 08/15/29 (Þ)	755	740	3.469% due 02/25/28 (~)(Ê)(Š)(Þ)	690	690
Series 2018-1A Class A1			Navient Private Education Loan Trust
3.040% due 04/15/30 (Þ)	1,435	1,429	Series 2015-CA Class B
Citibank Credit Card Issuance Trust			3.250% due 05/15/40 (Þ)	1,285	1,284
Series 2017-A3 Class A3			Nissan Auto Receivables Owner Trust
1.920% due 04/07/22	3,000	2,950	Series 2017-C Class A3
Commonbond Student Loan Trust			2.120% due 04/18/22	1,065	1,048
Series 2018-BGS Class A1			Orange Lakes Timeshare Trust
3.560% due 09/25/45 (Þ)	1,240	1,233	Series 2018-A Class A
Daimler Trucks Retail Trust			3.100% due 07/08/30 (Þ)	885	870
Series 2018-1 Class A2			Prestige Auto Receivables Trust
2.600% due 05/15/20 (Þ)	1,113	1,111	Series 2017-1A Class B
Drive Auto Receivables Trust			2.390% due 05/16/22 (Þ)	1,295	1,279
Series 2018-3 Class A3			Santander Drive Auto Receivables Trust
3.010% due 11/15/21	1,230	1,229	Series 2015-2 Class C
Dryden 61 Clo, Ltd.			2.440% due 04/15/21	475	475
1.160% due 01/17/32 (Ê)	745	745	Series 2017-3 Class A2A
Earnest Student Loan Program LLC			1.670% due 06/15/20	42	42
Series 2016-D Class A1			SLM Private Education Loan Trust
2.728% due 01/25/41 (Ê)(Þ)	1,064	1,073	Series 2010-A Class 2A
Series 2016-D Class A2			4.477% due 05/16/44 (Ê)(Þ)	587	596
2.720% due 01/25/41 (Þ)	593	581	Series 2012-A Class A2
Fifth Third Auto Trust			3.830% due 01/17/45 (Þ)	920	922
Series 2017-1 Class A2A

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 533

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SMB Private Education Loan Trust			Ally Financial, Inc.
Series 2017-A Class A1			3.750% due 11/18/19	995	995
1.230% due 06/17/24 (Ê)(Þ)	437	437	Altria Group, Inc.
SoFi Consumer Loan Program LLC			4.750% due 05/05/21	436	448
Series 2015-1 Class A			Amazon. com, Inc.
3.280% due 09/15/23 (Þ)	943	943	2.600% due 12/05/19	703	701
Series 2017-6 Class A1			American Airlines, Inc. Pass-Through
2.200% due 11/25/26 (Þ)	340	338	Certificates Trust
Series 2018-1 Class A1			Series 2013-2 Class A
2.550% due 02/25/27 (Þ)	509	507	4.950% due 01/15/23	1,566	1,600
SoFi Consumer Loan Program Trust			American Express Co.
			2.200% due 10/30/20	1,190	1,162
Series 2018-2 Class A1
2.930% due 04/26/27 (Þ)	1,291	1,287	3.375% due 05/17/21	955	953
			2.500% due 08/01/22	3,900	3,729
Series 2018-3 Class A1
3.200% due 08/25/27 (Þ)	719	718	American Express Credit Corp.
SoFi Professional Loan Program LLC			Series F
			2.600% due 09/14/20	1,650	1,628
Series 2014-B Class A2
2.550% due 08/27/29 (Þ)	963	953	American Honda Finance Corp.
Series 2015-B Class A2			Series GMTN
2.510% due 09/27/32 (Þ)	524	514	1.700% due 09/09/21	815	780
Series 2016-C Class A2A			Series NCD
1.480% due 05/26/31 (Þ)	73	73	2.000% due 02/14/20	2,200	2,169
Series 2016-D Class A2B			American International Group, Inc.
2.340% due 04/25/33 (Þ)	660	639	6.400% due 12/15/20	385	406
			3.300% due 03/01/21	1,825	1,807
Series 2017-3 Class A
2.770% due 05/25/26 (Þ)	286	283	Amgen, Inc.
			4.100% due 06/15/21	1,085	1,100
Series 2017-A Class A1
2.028% due 03/26/40 (Ê)(Þ)	933	935	Anadarko Petroleum Corp.
			4.850% due 03/15/21	1,695	1,732
Series 2017-F Class A1FX
2.050% due 01/25/41 (Þ)	730	723	Anheuser-Busch InBev Finance, Inc.
			2.650% due 02/01/21	4,460	4,372
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ)	969	959	Anthem, Inc.
			2.500% due 11/21/20	2,075	2,033
South Carolina Student Loan Corp.
			Apple, Inc.
Series 2015-A Class A			2.250% due 02/23/21	3,720	3,646
2.734% due 01/25/36 (Ê)	869	876	2.400% due 01/13/23	400	383
Westlake Automobile Receivables Trust
Series 2018-1A Class A2A			AT&T, Inc.
2.240% due 12/15/20 (Þ)	2,214	2,207	2.450% due 06/30/20	945	930
Wheels SPV LLC			AvalonBay Communities, Inc.
			Series GMTN
Series 2017-1A Class A2			3.625% due 10/01/20	485	487
1.880% due 04/20/26 (Þ)	464	460
			Avnet, Inc.
		54,156	4.875% due 12/01/22	530	546
Corporate Bonds and Notes - 37.8%			AXA Equitable Holdings, Inc.
21st Century Fox America, Inc.			3.900% due 04/20/23 (Þ)	495	489
4.000% due 10/01/23	1,140	1,151	Bank of America Corp.
Abbott Laboratories			5.625% due 07/01/20	1,590	1,650
2.900% due 11/30/21	940	923	2.328% due 10/01/21 (Ê)	860	840
AbbVie, Inc.			2.738% due 01/23/22 (Ê)	3,090	3,028
2.500% due 05/14/20	780	770	Series GMTN
AIG Global Funding			2.369% due 07/21/21 (Ê)	2,000	1,962
1.900% due 10/06/21 (Þ)	490	465	BAT Capital Corp.
Air Lease Corp.			Series 19
2.125% due 01/15/20	255	251	2.909% due 08/14/20 (Ê)(Þ)	1,440	1,444
3.875% due 04/01/21	1,400	1,403	Bayer US Finance II LLC
Allstate Corp. (The)			3.500% due 06/25/21 (Þ)	365	363
2.816% due 03/29/21 (Ê)	1,545	1,546

See accompanying notes which are an integral part of the financial statements.

534 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BB&T Corp.			3.047% due 03/09/21 (Ê)	830	834
3.200% due 09/03/21	1,410	1,404	2.750% due 12/01/22	660	631
Becton Dickinson and Co.			3.700% due 03/09/23	1,310	1,294
2.404% due 06/05/20	995	979	4.100% due 03/25/25	455	450
2.894% due 06/06/22	745	719	Daimler Finance NA LLC
Broadcom Corp. / Broadcom Cayman			2.200% due 05/05/20 (Þ)	1,700	1,668
Finance, Ltd.			Dell International LLC / EMC Corp.
Series WI			6.020% due 06/15/26 (Þ)	1,400	1,452
2.200% due 01/15/21	1,205	1,164	Delta Air Lines Pass-Through Trust
Capital One Financial Corp.			Series 071A Class A
2.500% due 05/12/20	1,205	1,188	6.821% due 08/10/22 (Š)	1,469	1,596
3.240% due 01/30/23 (Ê)	1,590	1,576	Diamond 1 Finance Corp. / Diamond 2
Capital One NA			Finance Corp.
2.350% due 01/31/20	495	489	5.450% due 06/15/23 (Þ)	460	476
Cargill, Inc.			eBay, Inc.
3.250% due 03/01/23 (Þ)	1,800	1,771	2.600% due 07/15/22	175	168
Caterpillar Financial Services Corp.			Ecolab, Inc.
Series GMTN			4.350% due 12/08/21	794	814
1.850% due 09/04/20	2,650	2,591	Equifax, Inc.
Series WI			Series 5Y
1.931% due 10/01/21	1,140	1,094	3.950% due 06/15/23	1,145	1,135
CBS Corp.			ERAC USA Finance LLC
2.500% due 02/15/23	470	439	2.600% due 12/01/21 (Þ)	500	482
CenterPoint Energy, Inc.			ERP Operating LP
3.600% due 11/01/21	745	745	4.750% due 07/15/20	435	443
Charter Communications Operating LLC			Exelon Corp.
/ Charter Communications Operating			2.850% due 06/15/20	650	643
Capital			Exxon Mobil Corp.
Series WI			Series FXD
4.464% due 07/23/22	1,460	1,476	1.912% due 03/06/20	4,000	3,943
Chevron Corp.			Ford Motor Credit Co. LLC
2.419% due 11/17/20	700	690	2.681% due 01/09/20	930	917
1.946% due 11/15/21 (Ê)	3,545	3,587	2.459% due 03/27/20	770	754
Cisco Systems, Inc.			3.218% due 04/05/21 (Ê)	255	253
2.200% due 02/28/21	2,598	2,536	4.140% due 02/15/23	890	864
Citigroup, Inc.			Series FXD
2.450% due 01/10/20	2,035	2,016	3.813% due 10/12/21	1,510	1,478
2.700% due 03/30/21	1,495	1,464	General Dynamics Corp.
3.397% due 12/08/21 (Ê)	4,355	4,423	3.000% due 05/11/21	1,375	1,365
2.750% due 04/25/22	590	570	General Mills, Inc.
Colgate-Palmolive Co.			3.200% due 04/16/21	555	551
2.950% due 11/01/20	660	658	General Motors Financial Co. , Inc.
Comcast Corp.			3.200% due 07/13/20	1,010	1,001
3.450% due 10/01/21	1,200	1,200	3.200% due 07/06/21	1,535	1,502
Conagra Brands, Inc.			3.450% due 04/10/22	680	662
3.800% due 10/22/21	1,475	1,478	Gilead Sciences, Inc.
ConocoPhillips Co.			2.550% due 09/01/20	540	533
3.214% due 05/15/22 (Ê)	1,770	1,801	Goldman Sachs Bank
Constellation Brands, Inc.			Series BKNT
2.250% due 11/06/20	1,320	1,289	3.200% due 06/05/20	1,000	999
3.750% due 05/01/21	875	875	Goldman Sachs Group, Inc. (The)
Cox Communications, Inc.			2.300% due 12/13/19	680	673
3.250% due 12/15/22 (Þ)	340	330	2.750% due 09/15/20	1,910	1,887
CSX Corp.			2.600% due 12/27/20	1,790	1,755
3.700% due 10/30/20	270	271	Halfmoon Parent, Inc.
CVS Health Corp.			3.200% due 09/17/20 (Þ)	1,025	1,019
2.800% due 07/20/20	1,720	1,702

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 535

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.400% due 09/17/21 (Þ)	2,235	2,219	3.150% due 06/15/21	1,450	1,416
HCA, Inc.			National Oilwell Varco, Inc.
6.500% due 02/15/20	934	964	2.600% due 12/01/22	610	578
IBM Credit LLC			New York Life Global Funding
1.800% due 01/20/21	2,950	2,851	1.700% due 09/14/21 (Þ)	1,540	1,470
International Business Machines Corp.			Newell Brands, Inc.
2.250% due 02/19/21	820	799	Series WI
1.971% due 11/06/21 (Ê)	490	495	5.000% due 11/15/23	885	882
Interpublic Group of Cos. , Inc. (The)			Norfolk Southern Corp.
3.750% due 10/01/21	455	455	3.250% due 12/01/21	495	491
Jackson National Life Global Funding			Series 0006
3.300% due 06/11/21 (Þ)	1,005	1,001	1.800% due 02/14/20	2,440	2,403
John Deere Capital Corp.			Northrop Grumman Corp.
2.050% due 03/10/20	2,130	2,102	Series 000G
3.125% due 09/10/21	925	923	2.080% due 10/15/20	975	951
2.700% due 01/06/23	1,305	1,263	Northwest Airlines Class A Pass-
Johnson & Johnson			Through Trust
1.950% due 11/10/20	1,485	1,452	Series 2007-1
2.250% due 03/03/22	1,100	1,069	7.027% due 11/01/19	214	221
JPMorgan Chase & Co.			PACCAR Financial Corp.
2.750% due 06/23/20	3,340	3,308	2.500% due 08/14/20	1,103	1,091
2.682% due 03/01/21 (Ê)	5,006	5,129	3.100% due 05/10/21	3,000	2,984
JPMorgan Chase Bank NA			Packaging Corp. of America
Series BKNT			2.450% due 12/15/20	655	641
2.831% due 02/01/21 (Ê)	1,800	1,799	Pfizer, Inc.
Kellogg Co.			1.950% due 06/03/21	3,800	3,690
4.000% due 12/15/20	1,100	1,115	PNC Bank NA
Keurig Dr Pepper, Inc.			Series BKNT
4.057% due 05/25/23 (Þ)	530	527	2.000% due 05/19/20	1,450	1,422
Kraft Heinz Foods Co.			Principal Life Global Funding II
4.875% due 02/15/25 (Þ)	685	695	2.150% due 01/10/20 (Þ)	2,265	2,238
Land O' Lakes, Inc.			Procter & Gamble Co. (The)
6.000% due 11/15/22 (Þ)	485	500	2.150% due 08/11/22	5,075	4,876
Lehman Brothers Holdings Capital Trust			Prudential Financial, Inc.
VII			5.375% due 06/21/20	1,345	1,387
5.857% due 11/29/49 (ƒ)(Ø)(Š)	270	—	QUALCOMM, Inc.
Lockheed Martin Corp.			Series 000A
3.350% due 09/15/21	410	410	2.600% due 01/30/23	875	837
Manufacturers and Traders Trust Co.			Reynolds American, Inc.
Series BKNT			6.875% due 05/01/20	695	729
2.625% due 01/25/21	1,000	983	Ryder System, Inc.
MassMutual Global Funding II			2.500% due 05/11/20	580	572
1.950% due 09/22/20 (Þ)	840	820	3.500% due 06/01/21	660	657
Medtronic, Inc.			Sabine Pass Liquefaction LLC
Series WI			Series WI
2.500% due 03/15/20	695	689	6.250% due 03/15/22	1,100	1,172
Metropolitan Life Global Funding I			Sempra Energy
2.638% due 01/08/21 (Ê)(Þ)	860	859	2.400% due 02/01/20	880	869
Microsoft Corp.			Sherwin-Williams Co. (The)
1.550% due 08/08/21	800	766	2.250% due 05/15/20	1,000	983
Morgan Stanley			South Carolina Electric & Gas Co.
2.800% due 06/16/20	860	852	3.500% due 08/15/21	670	669
Series GMTN			Starbucks Corp.
2.891% due 02/10/21 (Ê)	935	935	2.100% due 02/04/21	290	282
Mylan NV			Sysco Corp.
Series WI			2.600% due 10/01/20	570	562

See accompanying notes which are an integral part of the financial statements.

536 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Time Warner, Inc.			3.125% due 07/16/22	560	545
4.750% due 03/29/21	597	613	ArcelorMittal
Toyota Motor Credit Corp.			5.250% due 08/05/20	810	829
1.950% due 04/17/20	500	492	6.250% due 02/25/22	420	446
2.950% due 04/13/21	3,880	3,855	Arterra Wines Canada, Inc. Term Loan
Series GMTN			B1
2.700% due 01/11/23	970	938	5.088% due 12/15/23 (Ê)	375	376
Tyson Foods, Inc.			AstraZeneca PLC
2.250% due 08/23/21	350	337	2.375% due 11/16/20	965	947
			2.375% due 06/12/22	215	205
U. S. Bank NA
Series BKNT			Bank of Montreal
2.850% due 01/23/23	2,600	2,524	1.900% due 08/27/21	665	637
Unilever Capital Corp.			Series D
4.250% due 02/10/21	592	604	3.100% due 04/13/21	1,380	1,371
1.375% due 07/28/21	4,290	4,073	Bank of Nova Scotia
2.200% due 05/05/22	850	814	2.700% due 03/07/22	1,200	1,168
Union Pacific Corp.			Barclays Bank PLC
3.200% due 06/08/21	1,430	1,425	2.880% due 01/11/21 (Ê)	1,985	1,981
United Technologies Corp.			BNP Paribas SA
3.350% due 08/16/21	1,610	1,603	Series BKNT
3.650% due 08/16/23	1,175	1,162	5.000% due 01/15/21	1,685	1,739
US Bank NA			BP Capital Markets PLC
Series BKNT			3.216% due 11/28/23	710	691
2.050% due 10/23/20	500	488	BSPRT Issuer Ltd.
3.150% due 04/26/21	1,660	1,653	Series 2018-FL4 Class A
Verizon Communications, Inc.			3.184% due 09/15/35 (Ê)(Þ)	580	580
3.125% due 03/16/22	970	956	Canadian Oil Sands, Ltd.
VMware, Inc.			4.500% due 04/01/22 (Þ)	500	505
2.300% due 08/21/20	935	913	Coca-Cola European Partners PLC
Volkswagen Group of America Finance			3.250% due 08/19/21	916	903
LLC			Cooperatieve Rabobank UA
2.450% due 11/20/19 (Þ)	665	658	3.125% due 04/26/21	3,675	3,641
Walmart, Inc.			Credit Agricole SA
1.900% due 12/15/20	1,595	1,556	3.297% due 06/10/20 (Ê)(Þ)	1,530	1,546
3.125% due 06/23/21	3,420	3,420	Danske Bank A/S
Walt Disney Co. (The)			1.826% due 03/02/20 (Ê)(Þ)	2,100	2,098
1.800% due 06/05/20	4,610	4,520	Series REGS
Wells Fargo & Co.			2.200% due 03/02/20	300	294
3.500% due 03/08/22	615	609	Delta 2 (LUX ) Sarl Term Loan B
Series GMTN			4.802% due 02/21/24 (Ê)	189	187
2.600% due 07/22/20	3,150	3,109	Deutsche Telekom International Finance
Wells Fargo Bank NA			BV
Series BKNT			2.225% due 01/17/20 (Þ)	1,015	1,002
3.550% due 08/14/23	3,765	3,723	Garda World Security Corp. Term Loan B
			5.826% due 05/26/24 (Ê)	295	296
Xcel Energy, Inc.			GE Capital International Funding Co.
2.600% due 03/15/22	690	669	Unlimited Co
		230,426	Series WI
International Debt - 9.2%			2.342% due 11/15/20	885	858
Actavis Funding SCS			GFL Environmental, Inc. 1st Lien Term
3.000% due 03/12/20 (Þ)	2,195	2,185	Loan B
AI Mistral Luxembourg Subco Sarl Term			0.000% due 05/30/25 (Ê)(v)	125	123
Loan B			GVC Holdings PLC Term Loan B2
5.302% due 03/09/24 (~)(Ê)	249	247	4.802% due 03/15/24 (Ê)	280	280
Albea Beauty Holdings SA Term Loan			Hamilton Holdco, LLC Term Loan B
5.195% due 04/22/24 (Ê)	109	108	4.400% due 05/30/25 (Ê)	249	250
America Movil SAB de CV			ION Trading Technologies Sarl 1st Lien
			Term Loan B

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 537

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.000% due 11/21/24 (Ê)(v)	587	583	7.052% due 07/31/21 (Ê)	120	119
KfW			Alphabet Holding Company, Inc. 1st
Series GMTN			Lien Term Loan
2.750% due 10/01/20	1,150	1,144	5.802% due 08/15/24 (Ê)	262	251
Lions Gate Entertainment Corp. Term			Altice Financing SA 1st Lien Term Loan
Loan B			5.395% due 01/05/26 (Ê)	198	193
4.552% due 03/19/25 (~)(Ê)	497	495	Alvogen Group, Inc. 1st Lien Term
New Gold, Inc.			Loan B
6.250% due 11/15/22 (Þ)	475	413	7.050% due 04/02/22 (Ê)	248	249
Numericable Group SA Term Loan B12			American Airlines, Inc. Term Loan B
5.967% due 01/05/26 (Ê)	168	164	4.295% due 04/28/23 (Ê)	359	356
			Ancestry. com Operations, Inc. 1st Lien
Open Text Corp. 1st Lien Term Loan B			Term Loan B
4.052% due 05/30/25 (Ê)	477	478	5.550% due 10/19/23 (Ê)	244	244
Ortho-Clinical Diagnostics SA 1st Lien			AP Exhaust Acquisition LLC 1st Lien
Term Loan B			Term Loan
5.544% due 06/01/25 (Ê)	229	228	7.319% due 05/10/24 (Ê)	494	449
Petroleos Mexicanos			AP Gaming I LLC Term Loan
Series WI			5.802% due 02/15/24 (Ê)	309	310
6.375% due 02/04/21	1,645	1,683	AppLovin Corp. 1st Lien Term Loan B
Reckitt Benckiser Treasury Services PLC			6.064% due 08/15/25 (Ê)	525	530
2.375% due 06/24/22 (Þ)	1,765	1,687	Aramark Services, Inc. 1st Lien Term
Royal Bank of Canada			Loan B3
Series GMTN			4.052% due 03/11/25 (Ê)	320	320
3.271% due 02/01/22 (Ê)	3,344	3,378	Aretec Group, Inc. 1st Lien Term Loan
Sandvine Corp. 1st Lien Term Loan B			0.000% due 10/01/25 (Ê)(v)	150	151
10.000% due 09/21/22 (Ê)	678	678	ARRIS Group, Inc. 1st Lien Term Loan
			B3
Sanofi			4.552% due 04/26/24 (Ê)	488	487
4.000% due 03/29/21	1,024	1,039
3.375% due 06/19/23	2,930	2,915	Ascena Retail Group, Inc. Term Loan B
			6.813% due 08/21/22 (Ê)	218	211
Shell International Finance BV
1.875% due 05/10/21	2,564	2,478	Ascend Learning LLC Term Loan B
			0.000% due 07/12/24 (Ê)(v)	295	295
Starfruit Finco BV Term Loan B			AssuredPartners, Inc. 1st Lien Term
0.055% due 09/20/25 (Ê)(~)	125	125	Loan B
Svenska Handelsbanken AB			5.552% due 10/22/24 (Ê)	122	121
Series BKNT			Asurion LLC Term Loan B6
2.450% due 03/30/21	800	780	5.302% due 11/03/23 (Ê)	636	637
3.546% due 03/30/21 (Ê)	2,690	2,738	Avaya, Inc. Term Loan B
Toronto-Dominion Bank (The)			6.530% due 12/15/24 (Ê)	500	501
2.125% due 04/07/21	830	807	Avolon LLC 1st Lien Term Loan B3
Total Capital SA			4.280% due 01/15/25 (Ê)	621	619
4.450% due 06/24/20	2,655	2,706	Bass Pro Group LLC 1st Lien Term
Travelport Finance Luxembourg Sarl			Loan B
Term Loan B			0.000% due 09/25/24 (Ê)(v)	125	125
4.814% due 03/16/25 (Ê)	497	496	Berry Plastics Group, Inc. 1st Lien Term
UBS AG			Loan Q
2.450% due 12/01/20 (Þ)	880	861	6.052% due 10/01/22 (Ê)	6	6
Vodafone Group PLC			Blount International, Inc. 1st Lien Term
4.375% due 03/16/21	3,950	4,030	Loan B
			6.052% due 04/12/23 (Ê)	373	377
		55,944	Boxer Parent Co. , Inc. 1st Lien Term
Loan Agreements - 8.6%			Loan B
ABG Intermediate Holdings 2 LLC 1st			6.648% due 06/28/25 (Ê)	500	501
Lien Term Loan B			Brand Energy & Infrastructure Services
5.795% due 09/29/24 (Ê)	497	494	1st Lien Term Loan
ABG Intermediate Holdings 2 LLC 2nd			6.732% due 06/21/24 (Ê)	220	221
Lien Term Loan			Brave Parent Holdings, Inc. 1st Lien
10.045% due 09/29/25 (Ê)	125	125	Term Loan
AgroFresh, Inc. Term Loan B			6.386% due 04/17/25 (Ê)	125	125

See accompanying notes which are an integral part of the financial statements.

538 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Brickman Group, Ltd. 1st Lien Term			4.310% due 09/07/23 (Ê)	976	973
Loan B			Diamond (BC) BV 1st Lien Term Loan
4.813% due 08/10/25 (Ê)	384	384	5.526% due 09/06/24 (Ê)	278	274
C. H. Guenther & Son, Inc. Term Loan B			Digicert Holdings, Inc. 1st Lien Term
5.052% due 03/22/25 (Ê)	374	373	Loan
Cable One, Inc. 1st Lien Term Loan B1			6.302% due 10/31/24 (Ê)	499	499
4.140% due 05/01/24 (Ê)	244	244	DiversiTech Holdings, Inc. 1st Lien Term
Caesars Entertainment Operating Co.			Loan B
LLC 1st Lien Term Loan B			5.302% due 06/01/24 (Ê)	125	124
4.302% due 10/06/24 (Ê)	743	739	EagleView Technology Corp. 1st Lien
Caesars Resort Collection LLC 1st Lien			Term Loan B1
Term Loan B			5.780% due 07/31/25 (Ê)	500	498
5.052% due 12/22/24 (Ê)	934	934	ECI Macola/Max Holding LLC 2nd Lien
Canyon Valor Cos. , Inc. 1st Lien Term			Term Loan
Loan B			10.386% due 09/29/25 (Ê)	125	125
5.136% due 06/16/23 (Ê)	213	213	ECI Macola/Max Holding LLC Term
Capital Automotive LP 1st Lien Term			Loan B
Loan			6.636% due 09/27/24 (Ê)	122	123
4.810% due 03/24/24 (Ê)	238	238	Education Advisory Board 1st Lien Term
CBS Radio Inc. 1st Lien Term Loan B			Loan
5.037% due 03/02/24 (Ê)	441	439	6.406% due 02/27/20 (Ê)	198	196
CH Hold Corp. 1st Lien Term Loan B			Emerald US, Inc. Term Loan B1
5.302% due 02/01/24 (Ê)	730	729	6.386% due 05/09/21 (~)(Ê)	490	490
Change Healthcare Holdings LLC 1st			EnergySolutions, LLC 1st Lien Term
Lien Term Loan B			Loan B
5.052% due 03/01/24 (Ê)	481	481	6.136% due 05/11/25 (Ê)	499	502
Charter Communications Operating LLC			Envision Healthcare Corp. 1st Lien Term
1st Lien Term Loan B			Loan B
4.310% due 04/30/25 (Ê)	308	308	6.052% due 10/11/25 (Ê)	225	220
ClubCorp Holdings, Inc. 1st Lien Term			Everi Payments, Inc. Term Loan B
Loan B			Series 91D
5.227% due 09/18/24 (Ê)	250	246	5.302% due 05/09/24 (Ê)	121	121
Cogeco Communications (USA) II LP 1st			EVO Payments International LLC 1st
Lien Term Loan B			Lien Term Loan B
4.677% due 08/11/24 (Ê)	249	248	5.550% due 12/22/23 (Ê)	249	249
Commercial Barge Line Co. 1st Lien			First Data Corp. Term Loan
Term Loan			4.287% due 07/10/22 (Ê)	463	461
11.052% due 11/12/20 (Ê)	246	187	Flying Fortress Holdings LLC 1st Lien
Constellis Holdings LLC 1st Lien Term			Term Loan B
Loan			4.136% due 10/30/22 (Ê)	183	183
7.386% due 04/18/24 (Ê)	244	243	Focus Financial Partners LLC 1st Lien
Convergeone Holdings Corp. 1st Lien			Term Loan B2
Term Loan			4.802% due 07/03/24 (Ê)	245	245
6.052% due 04/04/25 (Ê)	374	374	Fort Dearborn Co. 1st Lien Term Loan
Cortes NP Acquisition Corp Term Loan B			6.407% due 10/19/23 (Ê)	369	349
6.313% due 11/30/23 (Ê)	376	372	GCI Holdings, Inc. 1st Lien Term Loan B
Coty, Inc. 1st Lien Term Loan B			4.552% due 02/02/22 (Ê)	466	466
4.531% due 03/29/25 (Ê)	400	392
CROWN Americas LLC 1st Lien Term			GGP, Inc. 1st Lien Term Loan B
			4.795% due 05/04/25 (~)(Ê)	344	338
Loan B			GHX Ultimate Parent Corp. 1st Lien
4.283% due 04/03/25 (Ê)	596	597
Crown Finance, Inc. 1st Lien Term			Term Loan
			5.636% due 07/13/24 (Ê)	491	491
Loan B			Global Payments, Inc. 1st Lien Term
4.802% due 02/28/25 (Ê)	444	442	Loan B3
CSC Holdings LLC 1st Lien Term Loan			4.052% due 04/22/23 (Ê)	248	248
4.530% due 07/17/25 (Ê)	593	591	Gray Television, Inc. 1st Lien Term
Delek US Holdings, Inc. 1st Lien Term			Loan B
Loan B			4.515% due 02/07/24 (Ê)	223	223
4.552% due 03/30/25 (Ê)	248	248	Grifols Worldwide Operations USA Inc.
Dell International LLC 1st Lien Term			Term Loan
Loan B			4.467% due 01/31/25 (Ê)	703	703

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 539

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Gruden Holdings, Inc. 1st Lien Term			MH Sub I LLC 1st Lien Term Loan
Loan			6.030% due 09/15/24 (Ê)	462	463
7.886% due 08/18/22 (Ê)	115	116
GTT Communications, Inc. 1st Lien			MH Sub I LLC 2nd Lien Term Loan
			9.780% due 08/16/25 (Ê)	125	126
Term Loan B			Microchip Technology, Inc. 1st Lien
5.050% due 05/31/25 (Ê)	576	568	Term Loan
H. B. Fuller Co. 1st Lien Term Loan B			4.302% due 05/24/25 (Ê)	216	215
4.280% due 10/20/24 (Ê)	236	235	Midwest Physician Administrative
Harbor Freight Tools USA, Inc. 1st Lien			Services LLC 1st Lien Term Loan
Term Loan			5.052% due 08/15/24 (Ê)	233	232
4.802% due 08/16/23 (Ê)	125	123	Midwest Physician Administrative
HCA, Inc. Term Loan B10			Services LLC 2nd Lien Term Loan
4.302% due 03/07/25 (Ê)	746	749	Series 182
Heartland Dental LLC 1st Lien Term			9.280% due 08/11/25 (Ê)	122	122
Loan			Minerals Technologies, Inc. 1st Lien
3.750% due 04/30/25 (Ê)(•)	49	49	Term Loan B
6.052% due 04/30/25 (Ê)	325	324	4.560% due 02/14/24 (Ê)	189	189
HLF Financing SARL LLC 1st Lien			Mitchell International, Inc. 1st Lien
Term Loan B			Term Loan B
5.552% due 08/16/25 (Ê)	611	613	0.000% due 11/30/24 (Ê)(v)	737	733
HS Purchaser LLC 1st Lien Term Loan			NAI Entertainment Holdings LLC 1st
6.052% due 03/29/25 (Ê)	249	251	Lien Term Loan B
INEOS US Finance LLC 1st Lien Term			4.810% due 04/23/25 (Ê)	250	249
Loan B			Navistar, Inc. 1st Lien Term Loan B
4.302% due 03/31/24 (Ê)	246	245	5.780% due 11/06/24 (Ê)	247	247
Inovalon Holdings, Inc. Term Loan B			NN, Inc. 1st Lien Term Loan B
5.813% due 04/02/25 (Ê)	499	496	6.052% due 10/19/22 (Ê)	375	375
Intrawest Resorts Holdings, Inc. 1st Lien			NN, Inc. Term Loan
Term Loan B1			5.552% due 04/03/21 (Ê)	188	187
5.302% due 06/29/24 (Ê)	247	247	NPC International, Inc. 1st Lien Term
Lamar Media Corp. 1st Lien Term Loan			Loan
B			5.802% due 04/20/24 (Ê)	244	245
4.063% due 03/16/25 (Ê)	52	52	On Assignment, Inc. 1st Lien Term Loan
Las Vegas Sands LLC Term Loan			B4
4.052% due 03/27/25 (Ê)	497	495	4.302% due 02/21/25 (~)(Ê)	218	218
Level 3 Financing, Inc. Term Loan B			Oryx Southern Delaware Holdings LLC
4.530% due 02/22/24 (Ê)	250	250	1st Lien Term Loan B
LifeScan Global Corp. 1st Lien Term			5.552% due 02/28/25 (Ê)	373	368
Loan			Penn National Gaming, Inc. 1st Lien
8.396% due 05/23/25 (~)(Ê)	281	274	Term Loan B
MacDermid, Inc. Term Loan B6			4.580% due 08/14/25 (Ê)	125	125
5.469% due 11/02/21 (~)(Ê)	548	548	Plantronics, Inc. 1st Lien Term Loan
MACOM Technology Solutions Term			4.802% due 07/02/25 (Ê)	125	125
Loan			Post Holdings, Inc. Incremental Term
4.552% due 05/12/24 (Ê)	243	235	Loan B
Marriott Ownership Resorts, Inc. Term			4.290% due 05/24/24 (Ê)	147	147
Loan B			Pre-Paid Legal Services, Inc. 1st Lien
4.552% due 08/09/25 (Ê)	300	301	Term Loan
			5.552% due 04/13/25 (Ê)	229	230
Match Group, Inc. 1st Lien Term Loan B			Quest Software US Holdings, Inc. 1st
4.780% due 11/16/22 (Ê)	417	419
Maxar Technologies 1st Lien Term Loan			Lien Term Loan
			6.777% due 05/17/25 (Ê)	250	251
B			Quintiles IMS, Inc. 1st Lien Term Loan
5.148% due 10/04/24 (~)(Ê)	372	360	B2
MCC Iowa LLC 1st Lien Term Loan M			4.386% due 01/18/25 (Ê)	248	248
4.220% due 01/15/25 (Ê)	466	465	Rackspace Hosting, Inc. 1st Lien Term
Metro-Goldwyn-Mayer, Inc. 1st Lien			Loan
Term Loan B			5.348% due 11/03/23 (Ê)	989	959
4.810% due 07/03/25 (Ê)	375	376	Radiate Holdco LLC 1st Lien Term
MGM Growth Properties Operating			Loan B
Partnership, LP Term Loan B			5.302% due 02/01/24 (Ê)	124	123
4.302% due 04/25/23 (Ê)	249	248

See accompanying notes which are an integral part of the financial statements.

540 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Radio One, Inc. 1st Lien Term Loan B			6.052% due 08/15/25 (Ê)	167	167
6.310% due 04/05/23 (Ê)	986	963	Tempo Acquisition LLC Term Loan B
Red Ventures LLC 1st Lien Term Loan B			5.302% due 05/01/24 (Ê)	246	246
6.302% due 11/08/24 (Ê)	406	407	Tenneco, Inc. 1st Lien Term Loan B
Red Ventures LLC 2nd Lien Term Loan			5.052% due 10/01/25 (Ê)	70	70
10.302% due 11/08/25 (Ê)	108	110	TerraForm AP Acquisition Holdings LLC
Refinitiv US Holdings, Inc. 1st Lien			Term Loan B
Term Loan B			6.636% due 06/26/22 (Ê)	246	248
6.052% due 10/01/25 (Ê)	250	247	TKC Holdings, Inc. 1st Lien Term Loan
Renaissance Home Equity Loan Trust			6.060% due 02/01/23 (Ê)	237	237
Series 2005-4 Class A3			TKC Holdings, Inc. 2nd Lien Term Loan
0.000% due 02/25/36 (~)(Ê)(v)	14	14	10.031% due 02/01/24 (Ê)	125	125
Research Now Group, Inc. 1st Lien Term			TMS International Corp. 1st Lien Term
Loan			Loan B2
7.802% due 12/20/24 (Ê)	249	250	5.187% due 08/14/24 (Ê)	216	215
Rexnord LLC 1st Lien Term Loan B			TransDigm, Inc. Term Loan
4.295% due 08/21/24 (Ê)	188	188	4.802% due 06/09/23 (Ê)	237	236
Reynolds Group Holdings, Inc. Term			Tribune Co. Term Loan C
Loan			5.302% due 01/27/24 (Ê)	132	133
5.052% due 02/05/23 (Ê)	539	539	TruGreen, LP Term Loan
RHP Hotel Properties, LP Term Loan B			6.287% due 04/13/23 (Ê)	332	333
4.440% due 05/11/24 (Ê)	243	243	Uber Technologies, Inc. 1st Lien Term
Rovi Solutions Corp. Term Loan B			Loan
4.810% due 07/02/21 (Ê)	242	241	6.281% due 03/22/25 (Ê)	170	169
Sandvine Corp. 1st Lien Term Loan			United Airlines, Inc. Term Loan B
0.000% due 11/02/25 (Ê)(v)	108	108	4.052% due 04/01/24 (Ê)	237	236
Schenectady International Group, Inc.			United Rentals, Inc. Term Loan B
1st Lien Term Loan			0.000% due 10/01/25 (Ê)(v)	125	125
7.186% due 08/10/25 (Ê)	125	124	UPC Financing Partnership 1st Lien
Scientific Games International, Inc. 1st			Term Loan AR
Lien Term Loan B5			4.780% due 01/15/26 (Ê)	208	207
5.046% due 08/14/24 (Ê)	194	192
Serta Simmons Bedding, LLC 1st Lien			USI, Inc. Term Loan B
			5.386% due 05/16/24 (Ê)	246	244
Term Loan			Valeant Pharmaceuticals International,
5.775% due 11/08/23 (Ê)	250	225	Inc. Term Loan B
Sesac Holdco II LLC 1st Lien Term Loan			5.274% due 05/17/25 (Ê)	265	265
5.302% due 02/13/24 (Ê)	123	123	Vantiv LLC Term Loan B4
Shutterfly, Inc. Term Loan B			4.295% due 08/20/24 (Ê)	249	248
5.060% due 08/17/24 (Ê)	125	125	Varsity Brands Holding Co. , Inc. 1st Lien
SonicWALL US Holdings, Inc. 1st Lien			Term Loan
Term Loan			6.271% due 12/15/24 (Ê)	372	372
5.822% due 05/16/25 (Ê)	250	250
SonicWALL US Holdings, Inc. 2nd Lien			Verdesian Life Sciences LLC Term Loan
			7.527% due 07/01/20 (Ê)	808	763
Term Loan			VeriFone Systems, Inc. 1st Lien Term
9.822% due 05/18/26 (Ê)	100	99	Loan
Southwire Co. LLC 1st Lien Term Loan B			6.322% due 08/20/25 (Ê)	320	320
4.290% due 05/15/25 (Ê)	175	174	Verscend Holding Corp. Term Loan
Stars Group Holdings BV Term Loan			6.802% due 08/09/24 (Ê)	238	239
5.886% due 07/10/25 (Ê)	250	251
Station Casinos LLC 1st Lien Term			W3 TopCo LLC 1st Lien Term Loan
			8.295% due 03/08/22 (Ê)	371	371
Loan B			Weatherford International, Ltd. 1st Lien
4.810% due 06/08/23 (Ê)	123	123
Steak n Shake Operations, Inc. Term			Term Loan
Loan			3.725% due 07/13/20 (Ê)	338	327
6.060% due 03/19/21 (Ê)	883	733	Web. com Group, Inc. Term Loan B
Sungard Availability Services Capital,			0.000% due 09/14/25 (Ê)(v)	250	249
Inc. 1st Lien Term Loan B			Weight Watchers International, Inc. 1st
12.276% due 10/01/22 (Ê)	583	563	Lien Term Loan B
SuperMoose Borrower LLC 1st Lien			7.150% due 11/29/24 (Ê)	325	326
Term Loan

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 541

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
William Morris Endeavor Entertainment			2.972% due 08/10/46	43	42
LLC 1st Lien Term Loan B			Commercial Mortgage Trust
5.280% due 05/29/25 (Ê)	249	249
Wyndham Hotels & Resorts, Inc. 1st			Series 2005-GG3 Class E
Lien Term Loan B			5.087% due 08/10/42 (~)(Ê)	250	250
4.052% due 05/30/25 (Ê)	175	175	Series 2006-C8 Class AJ
			5.377% due 12/10/46	29	29
		52,543
Mortgage-Backed Securities - 15.4%			Series 2012-CR3 Class ASB
			2.372% due 10/15/45	160	157
Aventura Mall Trust
Series 2013-AVM Class A			Series 2013-CR12 Class A2
3.743% due 12/05/32 (~)(Ê)(Þ)	1,840	1,861	2.904% due 10/10/46	265	265
			Series 2013-CR13 Class A2
Avenue of Americas Mortgage Trust			3.039% due 11/12/46	2,292	2,291
Series 2015-1177 Class C
3.110% due 12/13/29 (~)(Ê)(Þ)	310	300	Series 2014-CR16 Class A1
Banc of America Commercial Mortgage			1.445% due 04/10/47	17	17
Trust			Series 2014-CR16 Class A2
Series 2013-1 Class AM			3.042% due 04/10/47	1,140	1,140
5.416% due 01/15/49 (Þ)	930	932	Series 2014-LC15 Class A2
Series 2016-UB10 Class A1			2.840% due 04/10/47	375	374
1.559% due 07/15/49	467	458	Series 2016-SAVA Class C
Banc of America Funding Trust			4.226% due 10/15/34 (Ê)(Þ)	685	685
			Credit Suisse First Boston Mortgage
Series 2006-A Class 1A1			Securities Corp.
3.605% due 02/20/36 (~)(Ê)	175	174
			Series 2004-C4 Class E
Barclays Commercial Mortgage Trust			5.135% due 10/15/39 (~)(Ê)(Þ)	568	573
Series 2018-CBM Class A
3.280% due 07/15/37 (Ê)(Þ)	1,115	1,118	DBUBS Mortgage Trust
			Series 2011-LC3A Class A4
BCAP LLC Trust			4.551% due 08/10/44	176	179
Series 2011-R11 Class 15A1			Deutsche Bank Commercial Mortgage
3.624% due 10/26/33 (~)(Ê)(Þ)	428	434	Trust
Series 2011-R11 Class 20A5			Series 2016-C1 Class A1
3.533% due 03/26/35 (~)(Ê)(Þ)	102	103	1.676% due 05/10/49	246	242
Bear Stearns ARM Trust			Deutsche Mortgage Securities, Inc. Re-
Series 2004-5 Class 2A			REMIC Trust
3.892% due 07/25/34 (~)(Ê)	216	214	Series 2007-WM1 Class A1
Bear Stearns Commercial Mortgage			3.197% due 06/27/37 (~)(Ê)(Þ)	480	485
Securities Trust			Fannie Mae
Series 2004-PWR5 Class L			4.500% due 2020	172	175
4.693% due 07/11/42 (~)(Ê)(Þ)	416	416	4.500% due 2021	11	12
Series 2004-PWR6 Class G			2.400% due 2022	585	575
5.703% due 11/11/41 (~)(Ê)(Þ)	1,000	1,011	2.500% due 2022	838	824
Series 2005-PW10 Class AJ			2.570% due 2022	423	413
5.777% due 12/11/40 (~)(Ê)	175	185	2.700% due 2022	1,594	1,568
CG-CCRE Commercial Mortgage Trust			7.000% due 2022	7	7
Series 2014-FL2 Class A			2.000% due 2023	1,253	1,219
3.104% due 11/15/31 (Ê)(Þ)	448	448	2.500% due 2024	3,026	2,973
Citigroup Commercial Mortgage Trust			2.500% due 2025	881	866
Series 2004-C2 Class F			3.130% due 2025	344	337
5.211% due 10/15/41 (~)(Ê)(Þ)	385	388	4.500% due 2025	220	227
Series 2016-C1 Class A1			4.790% due 2028	291	290
1.506% due 05/10/49	1,097	1,076	3.500% due 2030	915	916
Series 2017-C4 Class A1			5.000% due 2031	1,189	1,245
2.121% due 10/12/50	455	444	3.312% due 2033(Ê)	12	13
Series 2017-P8 Class A1			Fannie Mae Aces
2.065% due 09/15/50 (Æ)	920	895	Series 2011-M3 Class A2
Commercial Mortgage Pass-Through			3.643% due 07/25/21	4,327	4,337
Certificates			Series 2013-M5 Class ASQ4
Series 2013-CR10 Class A2			1.919% due 01/25/22	705	693

See accompanying notes which are an integral part of the financial statements.

542 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-M7 Class A2			Interest Only STRIP
2.280% due 12/27/22	2,173	2,097	1.262% due 08/25/22 (~)(Ê)	3,035	119
Series 2015-M17 Class FA			Series 2013-K032 Class X1
3.095% due 11/25/22 (Ê)	174	176	Interest Only STRIP
Series 2016-M7 Class AV1			0.105% due 05/25/23 (~)(Ê)	48,407	228
1.557% due 10/25/23	302	298	Series 2015-KF12 Class A
Series 2017-M5 Class FA			1.932% due 09/25/22 (Ê)	697	698
1.727% due 04/25/24 (Ê)	822	824	Series 2015-KP02 Class A2
Fannie Mae Grantor Trust			2.355% due 04/25/21 (~)(Ê)	573	570
Series 2001-T4 Class A1			Series 2016-KF15 Class A
7.500% due 07/25/41	386	435	1.902% due 02/25/23 (Ê)	1,071	1,072
Series 2004-T2 Class 1A3			Series 2017-KF27 Class A
7.000% due 11/25/43	339	378	1.652% due 12/25/26 (Ê)	1,561	1,561
Fannie Mae REMIC Trust			Series 2018-KF52 Class A
Series 2004-W12 Class 1A1			2.681% due 09/25/28 (Ê)	60	60
6.000% due 07/25/44	1,473	1,608	Freddie Mac REMICS
Series 2005-W1 Class 1A2			Series 2003-2559 Class PB
6.500% due 10/25/44	61	68	5.500% due 08/15/30	—	—
Fannie Mae REMICS			Series 2006-R006 Class ZA
Series 2004-70 Class EB			6.000% due 04/15/36	901	986
5.000% due 10/25/24	36	37	Series 2010-3704 Class DC
Series 2007-73 Class A1			4.000% due 11/15/36	176	177
1.388% due 07/25/37 (Ê)	29	29	Series 2011-3803 Class PG
Series 2009-96 Class DB			4.000% due 01/15/41	273	275
4.000% due 11/25/29	82	84	Series 2011-3816 Class D
Series 2013-21 Class BA			3.500% due 08/15/28	55	55
1.000% due 03/25/23	1,004	971	Series 2012-4083 Class DC
Series 2014-26 Class HC			1.500% due 07/15/27	864	818
2.500% due 02/25/28	935	914	Series 2012-4147 Class LD
Fannie Mae Whole Loan			1.500% due 09/15/32	2,619	2,480
Series 2004-W9 Class 2A1			Series 2014-4315 Class CA
6.500% due 02/25/44	16	18	2.000% due 01/15/23	763	749
FDIC Trust			Series 2014-4323 Class WJ
Series 2010-R1 Class A			2.500% due 04/15/28	850	833
2.184% due 05/25/50 (Þ)	409	409	Series 2014-4351 Class GA
Series 2011-R1 Class A			2.000% due 11/15/19	—	—
2.672% due 07/25/26 (Þ)	181	180	Series 2014-4399 Class A
Federal Home Loan Mortgage Corp.			2.500% due 07/15/24	56	55
Multifamily Structured Pass-Through			Freddie Mac Structured Pass-Through
Certificates			Certificates
Series 2010-K009 Class A1			Series 2003-58 Class 2A
2.757% due 05/25/20	78	78	6.500% due 09/25/43	22	25
Series 2012-K019 Class A1			Series 2007-75 Class A1
1.459% due 09/25/21	708	700	0.564% due 12/25/36 (Ê)	255	255
Freddie Mac			FREMF Mortgage Trust
5.500% due 2022	84	86	Series 2012-K706 Class B
4.500% due 2026	1,576	1,619	4.028% due 11/25/44 (~)(Ê)(Þ)	173	172
5.500% due 2029	68	73	FRESB Multifamily Mortgage Pass-
3.500% due 2030	928	930	Through Certificates
Freddie Mac Mortgage Trust			Series 2015-SB7 Class A5
Series 2010-K7 Class B			2.370% due 09/25/35 (Ê)	233	230
5.685% due 04/25/20 (~)(Ê)(Þ)	225	231	Galton Funding Mortgage Trust
Freddie Mac Multifamily Structured			Series 2018-1 Class A43
Pass-Through Certificates			3.500% due 11/25/57 (~)(Ê)(Þ)	734	728
Series 2012-K023 Class X1			GE Capital Commercial Mortgage Corp.
			Series 2005-C1 Class D

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 543

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.410% due 06/10/48 (~)(Ê)	119	100	Series 2007-GG10 Class AM
GE Commercial Mortgage Corp. Series			5.941% due 08/10/45 (~)(Ê)	305	310
2007-C1 Trust			Series 2012-GC6 Class C
Series 2007-C1 Class AM			5.652% due 01/10/45 (~)(Ê)(Þ)	1,010	1,048
5.606% due 12/10/49 (~)(Ê)	733	733	GSMPS Mortgage Loan Trust
Ginnie Mae			Series 1998-1 Class A
Series 2010-14 Class A			8.000% due 09/19/27 (~)(Ê)(Þ)	22	21
4.500% due 06/16/39	91	93	Series 1998-3 Class A
Series 2010-H12 Class PT			7.750% due 09/19/27 (~)(Ê)(Þ)	3	3
5.470% due 11/20/59	10	10	Series 2005-RP1 Class 1A4
Series 2010-H22 Class JI			8.500% due 01/25/35 (Þ)	95	106
Interest Only STRIP			Series 2006-RP1 Class 1A2
2.508% due 11/20/60 (~)(Ê)	1,340	53	7.500% due 01/25/36 (Þ)	259	269
Series 2011-H22 Class A			Series 2006-RP1 Class 1A3
3.000% due 12/20/61	1,434	1,431	8.000% due 01/25/36 (Þ)	309	326
Series 2012-H11 Class CI			JPMBB Commercial Mortgage Securities
Interest Only STRIP			Trust
2.887% due 04/20/62 (~)(Ê)	1,246	41	Series 2014-C24 Class A2
Series 2013-H03 Class HI			2.940% due 11/15/47	909	907
Interest Only STRIP			Series 2015-C30 Class A1
2.613% due 12/20/62 (~)(Ê)	3,474	180	1.738% due 07/15/48	48	48
Series 2014-137 Class JD			Series 2015-C33 Class A1
5.459% due 09/20/44 (~)(Ê)	657	700	1.898% due 12/15/48	202	200
Series 2016-H24 Class KF			Series 2016-C1 Class A1
2.041% due 11/20/66 (Ê)	1,158	1,163	1.695% due 03/15/49	666	658
Series 2017-H13 Class FJ			JPMorgan Chase Commercial Mortgage
1.433% due 05/20/67 (Ê)	745	744	Securities Trust
Series 2017-H16 Class PT			Series 2004-LN2 Class B
4.741% due 05/20/66 (~)(Ê)	646	649	5.462% due 07/15/41 (~)(Ê)	243	243
Series 2017-H18 Class HA			Series 2005-CB12 Class AJ
2.000% due 08/20/63	2,231	2,208	4.987% due 09/12/37 (~)(Ê)	232	235
Series 2018-H04 Class FJ			Series 2007-LDPX Class AM
2.600% due 03/20/68 (Ê)	1,190	1,184	5.464% due 01/15/49 (~)(Ê)	301	301
Ginnie Mae II			Series 2015-FL7 Class C
2.375% due 2040(Ê)	355	368	5.130% due 05/15/28 (Ê)(Þ)	453	453
2.750% due 2040(Ê)	1,321	1,371	Series 2018-BCON Class A
3.125% due 2040(Ê)	12	12	3.735% due 01/05/31 (Þ)	550	552
4.650% due 2060(~)(Ê)	9	10	Series 2018-BCON Class B
4.594% due 2061(~)(Ê)	178	178	3.756% due 01/05/31 (~)(Ê)(Þ)	900	895
4.638% due 2061(~)(Ê)	457	460	JPMorgan Mortgage Trust
4.481% due 2062(~)(Ê)	756	760	Series 2004-A2 Class 1A1
4.816% due 2062(~)(Ê)	475	479	3.567% due 05/25/34 (~)(Ê)	46	46
4.856% due 2062(~)(Ê)	392	395	Series 2005-A4 Class 1A1
4.846% due 2064(~)(Ê)	59	60	3.492% due 07/25/35 (~)(Ê)	20	21
5.170% due 2066(~)(Ê)	126	127	Series 2006-A6 Class 1A2
4.685% due 2067(~)(Ê)	465	470	3.584% due 10/25/36 (~)(Ê)	11	9
4.686% due 2067(~)(Ê)	589	596	LB-UBS Commercial Mortgage Trust
Ginnie Mae REMICS			Series 2005-C3 Class D
Series 2009-88 Class QA			4.954% due 07/15/40 (~)(Ê)	2	2
4.500% due 10/16/39	323	328	Series 2005-C7 Class F
Series 2010-H28 Class JA			5.350% due 11/15/40 (~)(Ê)	319	320
3.750% due 12/20/60	2	2	Mastr Adjustable Rate Mortgages Trust
GS Mortgage Securities Corp. II			Series 2005-1 Class B1
Series 2010-C1 Class A2			3.161% due 03/25/35 (~)(Ê)	137	104
4.592% due 08/10/43 (Þ)	985	1,003	Merrill Lynch Mortgage Investors Trust
GS Mortgage Securities Trust			Series 2005-A10 Class A

See accompanying notes which are an integral part of the financial statements.

544 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.234% due 02/25/36 (Ê)	18	17	Series 2013-UBS1 Class A2
Merrill Lynch Mortgage Trust			2.927% due 03/15/46	531	530
Series 2005-CKI1 Class D			Series 2014-C20 Class A2
5.515% due 11/12/37 (~)(Ê)	1	1	3.036% due 05/15/47	1,146	1,145
Morgan Stanley Bank of America Merrill					93,837
Lynch Trust			United States Government Treasuries - 8.8%
Series 2012-C5 Class A4
3.176% due 08/15/45	2,865	2,826	United States Treasury Notes
			2.750% due 09/30/20	14,470	14,438
Morgan Stanley Capital I Trust			2.625% due 10/31/20	16,655	16,584
Series 2006-T21 Class B			2.875% due 10/31/20	1,420	1,420
5.238% due 10/12/52 (~)(Ê)(Þ)	796	794
Morgan Stanley Dean Witter Capital I			2.250% due 03/31/21	16,185	15,941
Trust			2.375% due 04/15/21	820	810
Series 2001-TOP3 Class E			2.750% due 08/15/21	2,010	2,000
7.602% due 07/15/33 (~)(Ê)(Þ)	505	530	2.875% due 09/30/23	1,455	1,448
MortgageIT Trust 2005-1			2.875% due 10/31/23	1,170	1,164
Series 2005-1 Class 1A1					53,805
1.969% due 02/25/35 (Ê)	349	349	Total Long-Term Investments
MSDWMC Owner Trust			(cost $547,149)		540,711
Series 2000-F1 Class E
8.928% due 08/15/22 (~)(Ê)(Š)(Þ)	445	448
NCUA Guaranteed Notes Trust			Common Stocks - 0.0%
Series 2010-R1 Class 1A			Health Care - 0.0%
1.681% due 10/07/20 (Ê)	1,855	1,858	Millennium Health LLC(Å)(Æ)	14,856	1
Series 2010-R3 Class 3A			Total Common Stocks
2.400% due 12/08/20	114	114	(cost $108)		1
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 6A			Short-Term Investments - 11.4%
3.605% due 11/25/33 (~)(Ê)	111	111	AIG Global Funding
UBS Commercial Mortgage Trust			1.950% due 10/18/19 (Þ)	870	861
Series 2018-C12 Class A1
3.293% due 07/15/51	820	818	Altria Group, Inc.
Series 2018-NYCH Class C			9.250% due 08/06/19	879	921
3.088% due 02/15/32 (Ê)(Þ)	710	707	America Movil SAB de CV
Waldorf Astoria Boca Raton Trust			5.000% due 10/16/19	895	908
Series 2016-BOCA Class A			American Honda Finance Corp.
3.127% due 06/15/29 (Ê)(Þ)	150	150
Washington Mutual Mortgage Pass-			1.200% due 07/12/19	664	656
Through Certificates Trust			AT&T, Inc.
Series 2003-AR7 Class A7			3.173% due 05/30/19 (~)	1,300	1,278
3.130% due 08/25/33 (~)(Ê)	33	34	Bank of New York Mellon Corp. (The)
Wells Fargo Commercial Mortgage Trust			Series G
Series 2015-C31 Class A1			2.200% due 05/15/19	575	573
1.679% due 11/15/48	515	509
			Bemis Co. , Inc.
Series 2016-C34 Class A1
1.423% due 06/15/49	399	391	6.800% due 08/01/19	330	339
Wells Fargo Mortgage Backed Securities			BMW US Capital LLC
Trust			1.500% due 04/11/19 (Þ)	1,420	1,411
Series 2004-H Class A1			Capital One Financial Corp.
3.351% due 06/25/34 (~)(Ê)	263	269
Series 2005-AR2 Class 2A1			2.450% due 04/24/19	1,060	1,058
3.232% due 03/25/35 (~)(Ê)	61	62	Caterpillar Financial Services Corp.
WFCG Commercial Mortgage Trust			1.350% due 05/18/19	535	530
Series 2015-BXRP Class B			Daimler Finance NA LLC
3.248% due 11/15/29 (Ê)(Þ)	925	924	1.750% due 10/30/19 (Þ)	190	187
WFRBS Commercial Mortgage Trust			Danone SA

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 545

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.691% due 10/30/19 (Þ)	1,040	1,025	Nissan Motor Acceptance Corp.
Discovery Communications LLC			1.550% due 09/13/19 (Þ)	820		810
Series 2YR			PACCAR Financial Corp.
2.200% due 09/20/19	525	520	1.200% due 08/12/19	865		853
eBay, Inc.			PSEG Power LLC
2.200% due 08/01/19	3,709	3,686	2.450% due 11/15/18	347		347
Ecolab, Inc.			QVC, Inc.
2.000% due 01/14/19	590	589	3.125% due 04/01/19	785		783
Ecopetrol SA			SBA Tower Trust
7.625% due 07/23/19	480	494	Series 2014-1A
ERAC USA Finance LLC			2.898% due 10/15/19 (Þ)	1,415		1,407
2.800% due 11/01/18 (ç)(Þ)	2,075	2,075	Shell International Finance BV
Fannie Mae			1.375% due 09/12/19	2,450		2,419
4.500% due 06/01/19	2	2	Shire Acquisitions Investments Ireland
			DAC
Fannie Mae Aces
Series 2016-M6 Class ASQ2			1.900% due 09/23/19	1,215		1,200
1.785% due 06/25/19	134	133	Southern Co. (The)
Federal Home Loan Mortgage Corp.			2.150% due 09/01/19	520		515
Multifamily Structured Pass-Through			Teva Pharmaceutical Finance
Certificates			Netherlands III BV
Series 2016-KP03 Class A2			1.700% due 07/19/19	1,740		1,707
1.780% due 07/25/19	1,468	1,457	Time Warner Cable LLC
Ford Motor Credit Co.			8.250% due 04/01/19	550		561
3.060% due 04/15/19 (~)	1,630	1,606	U. S. Cash Management Fund(@)	25,768,087	(8)	25,770
Freddie Mac			UBS AG
5.500% due 08/01/19	31	31	Series GMTN
			2.375% due 08/14/19	1,000		994
5.500% due 09/01/19	9	9	United States Treasury Bills
General Mills, Inc.			0.000% due 11/01/18 (ç)(~)	680		680
5.650% due 02/15/19	455	458	Total Short-Term Investments
HCA, Inc.			(cost $70,050)			69,773
4.250% due 10/15/19	520	522

Honeywell International, Inc.			Total Investments 100.2%
1.800% due 10/30/19	1,555	1,539
Huntington National Bank (The)			(identified cost $617,307)			610,485
Series BKNT
2.200% due 11/06/18	865	865	Other Assets and Liabilities,
Hyundai Capital America			Net - (0.2%)			(982)
2.000% due 07/01/19 (Þ)	430	426	Net Assets - 100.0%			609,503
International Business Machines Corp.
1.800% due 05/17/19	385	383
MeadWestvaco Corp.
7.375% due 09/01/19	465	480
Metropolitan Life Global Funding I
1.550% due 09/13/19 (Þ)	720	711
Morgan Stanley
2.200% due 12/07/18	845	845
3.217% due 07/23/19 (Ê)	1,170	1,174
Nestle Holdings, Inc.
2.000% due 09/30/19	4,010	3,975

See accompanying notes which are an integral part of the financial statements.

546 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Millennium Health LLC	12/21/15	14,856	7.27	108	1
					1
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 547

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 1 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	2.750
ALG Student Loan Trust I	USD 3 Month LIBOR	0.150
Allstate Corp. (The)	USD 3 Month LIBOR	0.430
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC Term Loan	USD 1 Month LIBOR	3.500
AppLovin Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	0.000
ARRIS Group, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	0.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.370
Bank of America Corp.	USD 3 Month LIBOR	0.660
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Commercial Mortgage Trust	USD 1 Month LIBOR	1.000
BAT Capital Corp.	USD 3 Month LIBOR	0.590
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
BSPRT Issuer Ltd.	USD 1 Month LIBOR	1.050
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

548 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital One Financial Corp.	USD 3 Month LIBOR	0.720
CBS Radio Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CG-CCRE Commercial Mortgage Trust	USD 1 Month LIBOR	1.854
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	1.060
Citigroup, Inc.	USD 3 Month LIBOR	3.400
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commercial Mortgage Trust	USD 1 Month LIBOR	3.300
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 3 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Credit Agricole SA	USD 3 Month LIBOR	1.940
CROWN Americas LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CVS Health Corp.	USD 3 Month LIBOR	0.720
Danske Bank A/S	USD 3 Month LIBOR	1.020
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Dryden 61 Clo, Ltd.	USD 3 Month LIBOR	1.160
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
Earnest Student Loan Program LLC	USD 1 Month LIBOR	1.400
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. Term Loan B	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Fannie Mae	USD 12 Month LIBOR	1.605
Fannie Mae Aces	USD 1 Month LIBOR	0.930

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 549

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae Aces	USD 1 Month LIBOR	0.490
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Ford Motor Credit Co. LLC	USD 3 Month LIBOR	0.810
Fort Dearborn Co. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.700
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	1.340
Freddie Mac Structured Pass-Through Certificates	USD 1 Month LIBOR	0.040
FRESB Multifamily Mortgage Pass-Through Certificates	USD 1 Month LIBOR	2.370
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
GCI Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
GGP, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae	USD 12 Month LIBOR	0.040
Ginnie Mae	USD 12 Month LIBOR	0.250
Ginnie Mae	USD 1 Month LIBOR	0.200
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Gray Television, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Grifols Worldwide Operations USA Inc. Term Loan	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
Harbor Freight Tools USA, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
International Business Machines Corp.	USD 3 Month LIBOR	0.580

See accompanying notes which are an integral part of the financial statements.

550 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
JPMorgan Chase & Co.	USD 3 Month LIBOR	4.440
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	2.850
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Marriott Ownership Resorts, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Match Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Maxar Technologies 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.210
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Minerals Technologies, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	0.000
Morgan Stanley	USD 3 Month LIBOR	0.740
Morgan Stanley	USD 3 Month LIBOR	0.550
MortgageIT Trust 2005-1	USD 1 Month LIBOR	0.640
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NCUA Guaranteed Notes Trust	USD 1 Month LIBOR	0.450
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 551

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Research Now Group, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Reynolds Group Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rovi Solutions Corp. Term Loan B	USD 1 Month LIBOR	2.500
Royal Bank of Canada	USD 3 Month LIBOR	1.460
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SLM Private Education Loan Trust	USD 1 Month LIBOR	3.250
SMB Private Education Loan Trust	USD 1 Month LIBOR	0.450
SoFi Professional Loan Program LLC	USD 1 Month LIBOR	0.700
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	0.000
Solera LLC Term Loan B	USD 1 Month LIBOR	0.000
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
South Carolina Student Loan Corp.	USD 1 Month LIBOR	1.500
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Starfruit Finco BV Term Loan B	USD 1 Month LIBOR	0.000
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	9.000
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Svenska Handelsbanken AB	USD 3 Month LIBOR	1.150
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tenneco, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

552 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
Tribune Co. Term Loan C	USD 1 Month LIBOR	3.000
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
UBS Commercial Mortgage Trust	USD 1 Month LIBOR	1.500
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. Term Loan	USD 1 Month LIBOR	4.500
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	1.350
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
WFCG Commercial Mortgage Trust	USD 1 Month LIBOR	1.472
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	75	AUD	9,706	12/18	(17)
Canada 10 Year Government Bond Futures	130	CAD	17,180	12/18	(175)
United States 2 Year Treasury Note Futures	218	USD	45,923	12/18	(109)
United States 10 Year Treasury Note Futures	222	USD	26,293	12/18	(380)
Short Positions
Euro-Bund Futures	103	EUR	16,507	12/18	37
Long Gilt Futures	135	GBP	16,525	12/18	(64)
United States 2 Year Treasury Note Futures	32	USD	6,741	12/18	7
United States 5 Year Treasury Note Futures	103	USD	11,575	12/18	102
United States 10 Year Treasury Note Futures	40	USD	4,738	12/18	72
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(527)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 553

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	SEK	41,788	USD	4,711	11/26/18	136
Brown Brothers Harriman	USD	3,107	EUR	2,675	11/26/18	(72)
Commonwealth Bank of Australia	NOK	46,610	USD	5,737	11/26/18	203
Royal Bank of Canada	USD	5,691	JPY	636,378	11/26/18	(41)
Standard Chartered	USD	2,074	CAD	2,691	11/26/18	(30)
State Street	USD	6,262	NZD	9,498	11/26/18	(63)
State Street	ILS	20,594	USD	5,672	11/26/18	125
Westpac	USD	518	AUD	725	11/26/18	(4)
Westpac	CHF	6,121	USD	6,206	11/26/18	115
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						369

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$

CDX NA High Yield Index	Goldman Sachs	Sell	USD	4,400	5.000%(2)	12/20/23	224	30	254
Total Open Credit Indices Contracts (å)							224	30	254

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$51,963	$2,193	$—	$54,156	9.0
Corporate Bonds and Notes	—	228,830	1,596	—	230,426	37.8
International Debt	—	55,944	—	—	55,944	9.2
Loan Agreements	—	52,543	—	—	52,543	8.6
Mortgage-Backed Securities	—	93,389	448	—	93,837	15.4
United States Government Treasuries	—	53,805	—	—	53,805	8.8
Common Stocks	—	1	—	—	1	—*
Short-Term Investments	—	44,003	—	25,770	69,773	11.4
Total Investments	—	580,478	4,237	25,770	610,485	100.2
Other Assets and Liabilities, Net						(0.2)
						100.0

See accompanying notes which are an integral part of the financial statements.

554 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	218	—	—	—	218	—*
Foreign Currency Exchange Contracts	—	579	—	—	579	0.1
Credit Default Swap Contracts	—	254	—	—	254	—*

Liabilities
Futures Contracts	(745)	—	—	—	(745)	(0.1)
Foreign Currency Exchange Contracts	—	(210)	—	—	(210)	(—)*
Total Other Financial Instruments**	$(527)	$623	$—	$—	$96

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	250
Canada	10,725
Cayman Islands	580
Colombia	494
Denmark	2,392
France	11,241
Germany	2,146
Ireland	2,641
Isle of Man	280
Luxembourg	4,618
Mexico	3,136
Netherlands	10,370
Sweden	3,519
Switzerland	1,855
United Kingdom	10,444
United States	545,794
Total Investments	610,485

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 555

Russell Investment Company
Short Duration Bond Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$579	$—
Variation margin on futures contracts*	—	—	218
Credit default swap contracts, at fair value	254	—	—
Total	$254	$579	$218

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$745
Unrealized depreciation on foreign currency exchange contracts	—	210	—
Total	$—	$210	$745
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$(1,232)
Credit default swap contracts	207	—	—
Foreign currency exchange contracts	—	212	—
Total	$207	$212	$(1,232)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(599)
Credit default swap contracts	(19)	—	—
Foreign currency exchange contracts	—	244	—
Total	$(19)	$244	$(599)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

556 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$579	$—	$579
Credit Default Swap Contracts	Credit default swap contracts, at fair value	254	—	254
Total Financial and Derivative Assets		833	—	833
Financial and Derivative Assets not subject to a netting agreement		(255)	—	(255)
Total Financial and Derivative Assets subject to a netting agreement		$578	$—	$578

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$136	$—	$—	$136
Commonwealth Bank of Australia	202	—	—	202
State Street	125	63	—	62
Westpac	115	4	—	111
Total	$578	$67	$—	$511

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 557

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$210	$—	$210
Total Financial and Derivative Liabilities		210	—	210
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$210	$—	$210

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Brown Brothers Harriman	72	$—	$—	$72
Royal Bank of Canada	41	—	—	41
Standard Chartered	30	—	—	30
State Street	63	63	—	—
Westpac	4	4	—	—
Total	$210	$67	$—	$143

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

558 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$617,307
Investments, at fair value(>)	610,485
Unrealized appreciation on foreign currency exchange contracts	579
Receivables:
Dividends and interest	2,987
Dividends from affiliated funds	48
Investments sold	1,929
Fund shares sold	377
From broker(a)	600
Variation margin on futures contracts	1,789
Credit default swap contracts, at fair value(+)	254
Total assets	619,048

Liabilities
Payables:
Due to custodian	34
Due to broker (b)	19
Investments purchased	6,586
Fund shares redeemed	989
Accrued fees to affiliates	278
Other accrued expenses	154
Variation margin on futures contracts	1,226
Unfunded loan commitment	49
Unrealized depreciation on foreign currency exchange contracts	210
Total liabilities	9,545

Net Assets	$609,503

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 559

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(13,248)
Shares of beneficial interest	322
Additional paid-in capital	622,429
Net Assets	$609,503

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.91
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$19.65
Class A — Net assets	$16,997,634
Class A — Shares outstanding ($. 01 par value)	899,058
Net asset value per share: Class C(#)	$18.73
Class C — Net assets	$26,974,650
Class C — Shares outstanding ($. 01 par value)	1,439,849
Net asset value per share: Class E(#)	$18.96
Class E — Net assets	$1,638,596
Class E — Shares outstanding ($. 01 par value)	86,404
Net asset value per share: Class M(#)	$18.94
Class M — Net assets	$20,030,262
Class M — Shares outstanding ($. 01 par value)	1,057,795
Net asset value per share: Class R6(#)	$18.96
Class R6 — Net assets	$213,603
Class R6 — Shares outstanding ($. 01 par value)	11,267
Net asset value per share: Class S(#)	$18.93
Class S — Net assets	$387,636,185
Class S — Shares outstanding ($. 01 par value)	20,482,613
Net asset value per share: Class Y(#)	$18.93
Class Y — Net assets	$156,012,172
Class Y — Shares outstanding ($. 01 par value)	8,240,092
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$224
(>) Investments in affiliates, U. S. Cash Management Fund	$25,770

(a) Receivable from Broker for Futures	$600
(b) Due to Broker for Swaps	$19
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

560 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends from affiliated funds	$533
Interest	17,753
Total investment income	18,286

Expenses
Advisory fees	3,041
Administrative fees	324
Custodian fees	277
Distribution fees - Class A	47
Distribution fees - Class C	235
Transfer agent fees - Class A	38
Transfer agent fees - Class C	63
Transfer agent fees - Class E	4
Transfer agent fees - Class M	35
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	873
Transfer agent fees - Class Y	7
Professional fees	145
Registration fees	101
Shareholder servicing fees - Class C	78
Shareholder servicing fees - Class E	5
Trustees’ fees	23
Printing fees	47
Miscellaneous	28
Expenses before reductions	5,371
Expense reductions	(1,171)
Net expenses	4,200
Net investment income (loss)	14,086

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,761)
Futures contracts	(1,232)
Foreign currency exchange contracts	212
Credit default swap contracts	207
Foreign currency-related transactions	(14)
Net realized gain (loss)	(4,588)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,963)
Investments in affiliated funds .	(2)
Futures contracts	(599)
Foreign currency exchange contracts	244
Credit default swap contracts	(19)
Net change in unrealized appreciation (depreciation)	(5,339)
Net realized and unrealized gain (loss)	(9,927)
Net Increase (Decrease) in Net Assets from Operations	$4,159

**      Less than $500.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 561

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,086	$12,335
Net realized gain (loss)	(4,588)	(3,955)
Net change in unrealized appreciation (depreciation)	(5,339)	(802)
Net increase (decrease) in net assets from operations	4,159	7,578

Distributions (i)
To shareholders
Class A	(324)	(259)
Class C	(327)	(230)
Class E	(32)	(86)
Class M(1)	(345)	(33)
Class R6	(4)	(2)
Class S	(8,450)	(8,350)
Class Y	(3,396)	(2,856)
Net decrease in net assets from distributions	(12,878)	(11,816)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(98,443)	(88,586)
Total Net Increase (Decrease) in Net Assets	(107,162)	(92,824)

Net Assets
Beginning of period	716,665	809,489
End of period (ii)	$609,503	$716,665

(i)     Presentaion of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $714. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

562 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	278	$5,276	586	$11,211
Proceeds from reinvestment of distributions	17	315	13	246
Payments for shares redeemed	(456)	(8,650)	(635)	(12,138)
Net increase (decrease)	(161)	(3,059)	(36)	(681)
Class C
Proceeds from shares sold	190	3,583	282	5,364
Proceeds from reinvestment of distributions	17	323	12	227
Payments for shares redeemed	(654)	(12,324)	(971)	(18,441)
Net increase (decrease)	(447)	(8,418)	(677)	(12,850)
Class E
Proceeds from shares sold	42	811	31	595
Proceeds from reinvestment of distributions	2	32	5	82
Payments for shares redeemed	(55)	(1,052)	(756)	(14,474)
Net increase (decrease)	(11)	(209)	(720)	(13,797)
Class M(1)
Proceeds from shares sold	642	12,193	814	15,615
Proceeds from reinvestment of distributions	18	345	2	33
Payments for shares redeemed	(389)	(7,375)	(29)	(551)
Net increase (decrease)	271	5,163	787	15,097
Class R6
Proceeds from shares sold	6	113	— **	—***
Proceeds from reinvestment of distributions	— **	4	— **	2
Payments for shares redeemed	(—) **	(8)	(—) **	(—) ***
Net increase (decrease)	6	109	— **	2
Class S
Proceeds from shares sold	5,907	112,241	9,063	173,477
Proceeds from reinvestment of distributions	438	8,325	432	8,277
Payments for shares redeemed	(10,058)	(191,015)	(15,574)	(298,348)
Net increase (decrease)	(3,713)	(70,449)	(6,079)	(116,594)
Class Y
Proceeds from shares sold	90	1,716	3,509	67,105
Proceeds from reinvestment of distributions	179	3,396	149	2,856
Payments for shares redeemed	(1,406)	(26,692)	(1,551)	(29,724)
Net increase (decrease)	(1,137)	(21,580)	2,107	40,237
Total increase (decrease)	(5,192)	$(98,443)	(4,618)	$(88,586)

**     Less than 500 shares.
***     Less than $500.
(1)     For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 563

Russell Investment Company
Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	19.15	. 35	(. 26)	. 09	(. 33)	—
October 31, 2017	19.26	. 25	(. 12)	. 13	(. 24)	—
October 31, 2016	19.09	. 26	. 16	. 42	(. 24)	(. 01)
October 31, 2015	19.35	. 22	(. 14)	. 08	(. 22)	(. 12)
October 31, 2014	19.35	. 22	(. 01)	. 21	(. 18)	(. 03)

Class C
October 31, 2018	18.99	. 21	(. 27)	(. 06)	(. 20)	—
October 31, 2017	19.10	. 10	(. 11)	(. 01)	(. 10)	—
October 31, 2016	18.94	. 12	. 15	. 27	(. 10)	(. 01)
October 31, 2015	19.21	. 08	(. 15)	(. 07)	(. 08)	(. 12)
October 31, 2014	19.23	. 08	(. 02)	. 06	(. 05)	(. 03)

Class E
October 31, 2018	19.21	. 36	(. 28)	. 08	(. 33)	—
October 31, 2017	19.30	. 22	(. 09)	. 13	(. 22)	—
October 31, 2016	19.13	. 27	. 15	. 42	(. 24)	(. 01)
October 31, 2015	19.38	. 22	(. 13)	. 09	(. 22)	(. 12)
October 31, 2014	19.38	. 22	(. 01)	. 21	(. 18)	(. 03)

Class M
October 31, 2018	19.17	. 41	(. 26)	. 15	(. 38)	—
October 31, 2017(9)	19.11	. 24	(. 03)	. 21	(. 15)	—

Class R6
October 31, 2018	19.20	. 42	(. 28)	. 14	(. 38)	—
October 31, 2017	19.30	. 31	(. 11)	. 20	(. 30)	—
October 31, 2016(5)	18.97	. 21	. 30	. 51	(. 18)	—

Class S
October 31, 2018	19.16	. 40	(. 26)	. 14	(. 37)	—
October 31, 2017	19.27	. 30	(. 12)	. 18	(. 29)	—
October 31, 2016	19.10	. 31	. 16	. 47	(. 29)	(. 01)
October 31, 2015	19.36	. 27	(. 14)	. 13	(. 27)	(. 12)
October 31, 2014	19.36	. 27	(. 01)	. 26	(. 23)	(. 03)

Class Y
October 31, 2018	19.17	. 42	(. 28)	. 14	(. 38)	—
October 31, 2017	19.28	. 32	(. 13)	. 19	(. 30)	—
October 31, 2016	19.11	. 33	. 15	. 48	(. 30)	(. 01)
October 31, 2015	19.37	. 28	(. 14)	. 14	(. 28)	(. 12)
October 31, 2014	19.36	. 29	(. 01)	. 28	(. 24)	(. 03)

See accompanying notes which are an integral part of the financial statements.

564 Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(. 33)	18.91	. 45	16,997	1.04	. 84	1.87	122
(. 24)	19.15	. 68	20,303	1.03	. 83	1.31	156
(. 25)	19.26	2.21	21,102	1.02	. 81	1.39	113
(. 34)	19.09	. 42	24,914	1.01	. 82	1.15	183
(. 21)	19.35	1.04	29,639	1.01	. 85	1.14	220

(. 20)	18.73	(. 34)	26,975	1.79	1.59	1.11	122
(. 10)	18.99	(. 06)	35,838	1.78	1.58	. 55	156
(. 11)	19.10	1.44	48,970	1.77	1.56	. 63	113
(. 20)	18.94	(. 34)	56,538	1.76	1.57	. 40	183
(. 08)	19.21	. 28	82,676	1.76	1.60	. 39	220

(. 33)	18.96	. 40	1,639	1.04	. 84	1.87	122
(. 22)	19.21	. 69	1,872	1.03	. 83	1.14	156
(. 25)	19.30	2.20	15,786	1.02	. 81	1.39	113
(. 34)	19.13	. 47	26,633	1.01	. 82	1.15	183
(. 21)	19.38	1.08	36,083	1.01	. 85	1.15	220

(. 38)	18.94	. 78	20,030	. 79	. 54	2.18	122
(. 15)	19.17	1.09	15,084	. 79	. 53	2.07	156

(. 38)	18.96	. 73	214	. 64	. 54	2.21	122
(. 30)	19.20	1.04	107	. 63	. 53	1.62	156
(. 18)	19.30	2.70	106	. 61	. 51	1.66	113

(. 37)	18.93	. 73	387,636	. 79	. 59	2.12	122
(. 29)	19.16	. 93	463,696	. 78	. 58	1.56	156
(. 30)	19.27	2.47	583,387	. 77	. 56	1.63	113
(. 39)	19.10	. 67	610,784	. 76	. 57	1.40	183
(. 26)	19.36	1.30	771,202	. 76	. 60	1.40	220

(. 38)	18.93	. 75	156,012	. 59	. 51	2.19	122
(. 30)	19.17	1.01	179,765	. 58	. 50	1.64	156
(. 31)	19.28	2.54	140,138	. 57	. 48	1.71	113
(. 40)	19.11	. 75	160,926	. 56	. 49	1.46	183
(. 27)	19.37	1.41	263,932	. 56	. 51	1.49	220

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 565

Russell Investment Company
Short Duration Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$191,744
Administration fees	25,076
Distribution fees	21,205
Shareholder servicing fees	6,242
Transfer agent fees	30,789
Trustee fees	3,196
$278,252

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$33,953	$703,409	$711,590	$—	$ (2)	$25,770	$533	$—
	$33,953	$703,409	$711,590	$—	$ (2)	$25,770	$533	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$617,530,873
Unrealized Appreciation	$857,818
Unrealized Depreciation	(7,873,152)
Net Unrealized Appreciation (Depreciation)	$(7,015,334)
Undistributed Ordinary Income	$2,510,830
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(8,767,278)
Tax Composition of Distributions
Ordinary Income	$12,877,964

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

566 Short Duration Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Tax-Exempt High Yield Bond Fund - Class A‡			Tax-Exempt High Yield Bond Fund - Class M‡‡
	Total			Total
	Return			Return
1 Year	(0.44)%		1 Year	3.93%
Inception*	3.54	%§	Inception*	5.04	%§

Tax-Exempt High Yield Bond Fund - Class C			Tax-Exempt High Yield Bond Fund - Class S
	Total			Total
	Return			Return
1 Year	2.71%		1 Year	3.73%
Inception*	3.96	%§	Inception*	4.99	%§

Tax-Exempt High Yield Bond Fund - Class E			Bloomberg Barclays 60% Muni High Yield Bond/40% Muni
	Total		Bond Index (USD)**
	Return			Total
1 Year	3.55%			Return
Inception*	4.73	%§	1 Year	2.61%
			Inception*	3.65	%§

Tax-Exempt High Yield Bond Fund 567

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Tax-Exempt High Yield Bond Fund (the “Fund”) employs	1.50% sell off the last two months of the fiscal year as municipals
a multi-manager approach whereby portions of the Fund are	experienced large outflows.
allocated to different money manager strategies. Fund assets not	The Fund will tend to perform well in markets where revenue
allocated to money managers are managed by Russell Investment	and industrial development sectors lead. This is generally an
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	environment where the economy is stable and a higher coupon
the allocation of the Fund’s assets among money managers at	can be clipped or an environment where municipal tax receipts
any time. An exemptive order from the Securities and Exchange	are stable or increasing, providing a better ability for issuers to
Commission (“SEC”) permits RIM to engage or terminate a money	service their debt. This may also be generalized as a “risk on”
manager at any time, subject to approval by the Fund’s Board,	market where investors are generally bullish about the economy.
without a shareholder vote. Pursuant to the terms of the exemptive	Environments that feature sharp rises in interest rates or mass
order, the Fund is required to notify its shareholders within 90	sell offs in fixed income risk assets (e. g. , the 2008 financial crisis)
days of when a money manager begins providing services. As of	will tend to be unfavorable for the Fund. The fiscal year ended
October 31, 2018, the Fund had two money managers.	October 31, 2018 can be summarized by tax reform in December,
What is the Fund’s investment objective?	neutral demand, lower supply and rising rates, which provided a
The Fund seeks to provide a high level of current income that	mixed environment for Fund performance.
is exempt from federal tax, and as a secondary objective, total	How did the investment strategies and techniques employed
return.	by the Fund and its money managers affect its benchmark
How did the Fund perform relative to its benchmark for the	relative performance?
fiscal year ended October 31, 2018?	The Fund’s overweight to BBB-rated municipals added value
For the fiscal year ended October 31, 2018, the Fund’s Class	during the year as lower quality issues outperformed as spreads
A, Class C, Class E, Class M and Class S Shares gained 3.48%,	tightened in the specific credit rating. The Fund’s bar-bell yield
2.71%, 3.55%, 3.93% and 3.73%, respectively. This is compared	curve positioning, particularly to longer-term maturities (20+
to the Fund’s benchmark, the 60% Bloomberg Barclays U. S.	years), detracted as the middle of the curve experienced the best
Municipal High Yield Index / 40% Bloomberg Barclays Municipal	performance.
Bond Index, which gained 2.61% during the same period. The	The Fund employs discretionary money managers. The Fund’s
Fund’s performance includes operating expenses, whereas index	discretionary money managers select the individual portfolio
returns are unmanaged and do not include expenses of any kind.	securities for the assets assigned to them. RIM manages assets
For the fiscal year ended October 31, 2018, the Morningstar®	not allocated to money manager strategies and the Fund’s cash
High Yield Muni Category, a group of funds that Morningstar	balances.
considers to have investment strategies similar to those of the	Goldman Sachs Asset Management, L. P. was the better performing
Fund, gained 2.04%. This result serves as a peer comparison and	manager for the period and significantly outperformed the Fund’s
is expressed net of operating expenses.	benchmark. Sector selection proved beneficial, specifically the exposure within both insured and uninsured Puerto Rico bonds as
How did market conditions affect the Fund’s performance?	the country recovered from Hurricane Maria. Security selection
For the fiscal year ended October 31, 2018, the U. S. municipal	was also beneficial as positions in New Jersey, Illinois and
yield curve experienced a bear flattener, with shorter-term yields	Chicago outperformed as fundamentals improved.
rising roughly 100 basis points, and longer-term yields rising
roughly 60 basis points. In December, both municipal issuers	MacKay Shields LLC was the weaker performing manager for
and investors raced to assess the respective impacts of the tax	the period, but outperformed the Fund’s benchmark. During the
reform legislation. For issuers, the most significant change was	year, lower quality BB and below bonds outperformed higher
the restriction of tax-exempt financing for advanced refunding.	quality BBB and above bonds, which detracted from MacKay’s
This resulted in a massive increase in issuance before the sunset	performance as MacKay held an overweight to higher quality
date. Strong demand for the new issuance was absorbed by	bonds. However, sector selection within tobacco bonds and
investors and yields actually declined. The large issuance after	insured Puerto Rico debt were positive contributors during the
the tax reform caused supply to be muted for the rest of the year	year.
and demand was solid until September. The 60% Bloomberg	Describe any changes to the Fund’s structure or the money
Barclays U. S. Municipal High Yield Index / 40% Bloomberg	manager line-up.
Barclays Municipal Bond Index had a strong year despite the

568 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

There were no changes to the Fund’s structure or money manager		The views expressed in this report reflect those of the
line-up during the fiscal year.		portfolio managers only through the end of the period
covered by the report. These views do not necessarily
Money Managers as of October 31,		represent the views of RIM, or any other person in RIM or
2018	Styles	any other affiliated organization. These views are subject to
Goldman Sachs Asset Management, L. P.	Sector Specialist	change at any time based upon market conditions or other
MacKay Shields LLC	Sector Specialist	events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

* Assumes initial investment on June 1, 2015.

** The Bloomberg Barclays 60% Muni High Yield Bond/40% Muni Bond Index (USD) is a custom blend of 60% Bloomberg Barclays Municipal High Yield Bond
Index / 40% Bloomberg Barclays Municipal Bond Index, created and maintained by Bloomberg Barclays.

‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Tax-Exempt High Yield Bond Fund 569

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,012.40	$1,020.72
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.51	$4.53

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,008.70	$1,016.94
	Expenses Paid During Period*	$8.30	$8.34
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,012.30	$1,020.72
of other funds.	Expenses Paid During Period*	$4.51	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

570 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,015.20	$1,022.48
Expenses Paid During Period*	$2.74	$2.75

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,013.70	$1,021.98
Expenses Paid During Period*	$3.25	$3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt High Yield Bond Fund 571

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.7%
Alabama - 1.0%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê)	500	6.450	12/01/23	500
County of Jefferson Alabama Sewer Revenue Bonds	500	6.000	10/01/42	565
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,440
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,375
Houston County Health Care Authority Revenue Bonds	500	5.000	10/01/30	532
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	831
				7,243
Alaska - 0.6%
City of Valdez Alaska Revenue Bonds(~)(Ê)	100	0.900	05/01/31	100
Northern Tobacco Securitization Corp. Revenue Bonds	4,600	5.000	06/01/46	4,470
Northern Tobacco Securitization Corp. Revenue Bonds	600	8.642	06/01/46	62
				4,632
Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds(Ê)	3,380	1.220	01/01/37	3,197
Arizona Industrial Development Authority Revenue Bonds	1,500	6.000	07/01/37	1,550
Arizona Industrial Development Authority Revenue Bonds	200	5.000	05/01/43	213
Arizona Industrial Development Authority Revenue Bonds	280	5.000	05/01/48	296
Arizona Industrial Development Authority Revenue Bonds	100	5.000	05/01/51	106
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	821
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	262
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	814
La Paz County Industrial Development Authority Revenue Bonds(Å)	250	6.000	08/01/28	244
La Paz County Industrial Development Authority Revenue Bonds(Å)	1,000	6.250	08/01/40	958
Maricopa County Industrial Development Authority Revnue Bonds	685	4.000	01/01/41	675
				9,136
California - 12.0%
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	537
Atascadero Unified School District General Obligation Unlimited(µ)	1,680	4.000	08/01/42	1,690
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	471
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	300
California County Tobacco Securitization Agency Revenue Bonds	4,500	7.296	06/01/55	278
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,098
California Municipal Finance Authority Revenue Bonds	340	5.000	10/01/33	381
California Municipal Finance Authority Revenue Bonds	225	5.000	10/01/35	250
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,611
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,004
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,087
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	134
California Municipal Finance Authority Revenue Bonds	5,110	5.000	12/31/47	5,445
California Municipal Finance Authority Revenue Bonds	105	5.000	06/01/48	112
California Municipal Finance Authority Revenue Bonds	1,815	5.000	07/01/49	1,850
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,892
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	991
California Pollution Control Financing Authority Revenue Bonds	1,720	5.000	11/21/45	1,771
California School Finance Authority Revenue Bonds	1,000	5.000	07/01/37	1,059
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	519
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	0.830	05/15/24	550

See accompanying notes which are an integral part of the financial statements.

572 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	498
California Statewide Communities Development Authority Revenue Bonds(Å)	200	5.000	11/01/32	219
California Statewide Communities Development Authority Revenue Bonds	600	5.000	08/01/37	672
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/42	163
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,040
California Statewide Communities Development Authority Revenue Bonds	500	5.750	01/15/45	524
California Statewide Communities Development Authority Revenue Bonds	2,600	5.000	12/01/46	2,644
California Statewide Communities Development Authority Revenue Bonds	2,225	5.000	04/01/47	2,406
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/47	162
California Statewide Communities Development Authority Revenue Bonds	125	5.000	05/15/50	135
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	697
California Statewide Communities Development Authority Revenue Bonds	2,500	5.250	12/01/56	2,580
California Statewide Communities Development Authority Revenue Bonds(Å)	1,000	5.500	12/01/58	1,049
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	506
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,111
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	525
California Statewide Financing Authority Revenue Bonds	3,175	7.459	06/01/46	439
California Statewide Financing Authority Revenue Bonds	20,000	8.602	06/01/55	792
City of Atwater Wastewater Revenue Bonds(µ)	240	5.000	05/01/43	264
City of Irvine Special Tax(µ)	100	5.000	09/01/51	110
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	242
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,274
City of Roseville Special Tax	100	5.000	09/01/33	109
Coachella Valley Unified School District General Obligation Unlimited(~)(µ)	2,500	16.733	08/01/43	845
Dublin Community Facilities District Improvement Area No. 1 Special Tax	100	5.000	09/01/37	108
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds	340	5.000	09/01/47	362
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	114
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê)	3,375	3.950	01/15/53	3,211
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,390
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	162
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,039
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,651
Golden State Tobacco Securitization Corp. Revenue Bonds	2,110	5.000	06/01/47	2,055
Golden State Tobacco Securitization Corp. Revenue Bonds	270	5.250	06/01/47	271
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	33
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,633
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	75
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	80
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,062
M-S-R Energy Authority Revenue Bonds	2,250	6.500	11/01/39	3,006
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	431
Northern California Gas Authority No. 1(Ê)	1,525	1.489	07/01/27	1,487
Orange County Community Facilities District Special Tax	100	5.000	08/15/47	107
Palomar Health Certificate Of Participation	450	6.750	11/01/39	472
Palomar Health Certificate Of Participation	500	6.000	11/01/41	540
Palomar Health Revenue Bonds(µ)	2,165	5.000	11/01/47	2,377
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	110
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,575	2.220	05/15/37	1,450

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 573

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	885
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	159
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	105
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	993
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	149
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	302
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	125
Sacramento Airport System Revenue Bonds	190	5.000	07/01/39	209
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,765	0.719	12/01/35	1,715
San Diego Unified School District General Obligation Unlimited	1,500	4.000	07/01/42	1,513
San Francisco City & County Airport Commission - San Francisco International Airport
Revenue Bonds	2,750	5.000	05/01/48	2,984
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,329
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	304
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	362
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,095
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	406
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,052
Silicon Valley Tobacco Securitization Authority Revenue Bonds	7,000	8.018	06/01/56	501
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,215
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	804
				89,469
Colorado - 3.3%
Arista Metropolitan District General Obligation Limited	500	5.125	12/01/48	500
Arkansas River Power Authority Revenue Bonds	1,680	5.000	10/01/33	1,822
Belleview Station Metropolitan District No 2 Revenue Bonds	500	4.500	12/01/29	500
BNC Metropolitan District No. 1 General Obligation Unlimited	1,090	7.375	12/15/47	1,070
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	1,220	5.000	12/01/47	1,224
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	501
City and County of Denver Special Facilities Airport Revenue Bonds	550	5.000	10/01/32	577
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited	500	5.000	12/01/47	497
Colorado Health Facilities Authority Revenue Bonds	190	5.000	06/01/47	200
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	37
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	37
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	79
Colorado Springs Urban Renewal Authority Tax Allocation	500	5.750	12/01/47	478
Copperleaf Metropolitan District No 3 General Obligation Unlimited	500	5.125	12/01/47	486
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	507
Denver Health & Hospital Authority Certificates of Participation	25	5.000	12/01/32	27
Denver Health & Hospital Authority Certificates of Participation	75	4.000	12/01/38	71
Denver Health & Hospital Authority Certificates of Participation	110	5.000	12/01/48	116
Denver Health & Hospital Authority Revenue Bonds(Å)	100	5.000	12/01/26	111
Denver Health & Hospital Authority Revenue Bonds(Å)	220	5.000	12/01/27	243
Denver Health & Hospital Authority Revenue Bonds(Å)	230	5.000	12/01/28	253
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	948
Denver Health & Hospital Authority Revenue Bonds(Å)	300	5.000	12/01/34	322
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/35	190
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/36	190
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,571

See accompanying notes which are an integral part of the financial statements.

574 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Urban Renewal Authority Tax Allocation	745	5.250	12/01/39	734
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	523
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	753
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	550
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	501
Green Gables Metropolitan District No 2 General Obligation Limited	500	5.750	12/01/48	496
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	27
High Plains Metropolitan District General Obligation Unlimited(µ)	100	4.000	12/01/47	95
Lakes at Centerra Metropolitan District No. 2 General Obligation Unlimited	500	5.250	12/01/47	496
North Range Metropolitan District General Obligation	500	5.750	12/01/47	487
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	488
Prairie Center Metropolitan District No. 3 Revenue Bonds(Å)	500	5.000	12/15/41	501
Southlands Metropolitan District No 1 General Obligation Unlimited	1,000	5.000	12/01/37	1,047
Southlands Metropolitan District No 1 General Obligation Unlimited	1,000	5.000	12/01/47	1,037
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.125	12/01/47	481
Sterling Hills West Metropolitan District General Obligation Unlimited	100	5.000	12/01/39	105
Sterling Ranch Community Authority Board Revenue Bonds	500	5.000	12/01/47	490
Takoda Metropolitan District General Obligation Bonds	500	6.000	12/01/50	552
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited	500	5.250	12/01/37	485
Village of Southgate Metropolitan District General Obligation Unlimited(Å)	1,375	5.625	12/01/48	1,318
Westown Metropolitan District General Obligation Unlimited	500	5.000	12/01/47	471
Whispering Pines Metropolitan District No 1 General Obligation Unlimited	500	7.375	12/15/47	480
				24,674
Connecticut - 1.0%
City of Hartford General Obligation Unlimited	310	4.000	04/01/22	323
City of Hartford General Obligation Unlimited	150	5.000	04/01/24	162
City of Hartford General Obligation Unlimited	465	5.000	04/01/26	497
City of Hartford General Obligation Unlimited	180	5.000	04/01/29	188
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	1,052
City of New Haven General Obligation Unlimited	100	5.500	08/01/34	109
City of New Haven General Obligation Unlimited	100	5.500	08/01/37	108
City of New Haven General Obligation Unlimited	1,000	5.500	08/01/38	1,074
City of West Haven General Obligation Unlimited	400	5.000	11/01/32	412
City of West Haven General Obligation Unlimited	350	5.000	11/01/37	354
Mohegan Tribal Finance Authority Revenue Bonds(Å)	610	7.000	02/01/45	618
State of Connecticut General Obligation Unlimited	275	5.000	06/15/27	306
State of Connecticut General Obligation Unlimited	120	5.000	06/15/28	134
State of Connecticut General Obligation Unlimited	120	5.000	06/15/29	133
State of Connecticut General Obligation Unlimited	1,500	5.000	06/15/31	1,645
State of Connecticut General Obligation Unlimited	25	5.000	06/15/32	27
				7,142
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds	215	5.000	11/15/48	228
Delaware State Health Facilities Authority Revenue Bonds	325	4.000	07/01/43	320
				548
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	219
District of Columbia Revenue Bonds	145	6.250	10/01/23	154
District of Columbia Revenue Bonds	2,510	5.000	10/01/35	2,497

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 575

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
District of Columbia Revenue Bonds	750	5.000	07/01/37	750
District of Columbia Revenue Bonds	1,000	6.500	10/01/41	1,045
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	611
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,581
				7,857
Florida - 9.0%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	122
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	145
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	100
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	101
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	773
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	511
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	503
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	95
Baywinds Community Development District Special Assessment	175	4.250	05/01/37	175
Bonterra Community Development District Special Assessment	1,570	4.125	05/01/47	1,481
Bonterra Community Development District Special Assessment	650	5.000	05/01/47	631
Brookstone Community Development District Special Assessment(Å)	125	3.875	11/01/23	124
Brookstone Community Development District Special Assessment(Å)	275	5.250	11/01/48	269
Capital Trust Agency, Inc. Student Housing Revenue Bonds(Å)	1,100	5.250	12/01/58	1,064
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	86
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	90
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	42
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	98
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	100
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	572
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	564
Century Gardens at Tamiami Community Development District Special Assessment	535	4.125	11/01/38	510
Century Gardens at Tamiami Community Development District Special Assessment	1,180	4.250	11/01/48	1,106
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	234
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,044
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,005
City of Jacksonville Revenue Bonds(Å)	250	5.000	06/01/53	254
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,027
Cityplace Community Development District Special Assessment(~)(µ)	1,550	4.562	11/01/25	1,134
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	256
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	255
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	95
Corkscrew Farms Community Development District Special Assessment(Å)	100	5.000	11/01/38	97
Corkscrew Farms Community Development District Special Assessment(Å)	200	5.125	11/01/50	193
Coronado Community Development District Special Assessment	25	4.000	05/01/31	25
Coronado Community Development District Special Assessment	44	4.250	05/01/38	44
Country Greens Community Development District Special Assessment	160	3.000	05/01/24	158
Country Greens Community Development District Special Assessment	50	3.200	05/01/25	50
Country Greens Community Development District Special Assessment	345	3.875	05/01/31	334
Country Greens Community Development District Special Assessment	130	4.000	05/01/34	126
County of Escambia Revenue Bonds	1,950	2.600	06/01/23	1,914
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,999
Davenport Road South Community Development District Special Assessment(Å)	100	5.000	11/01/38	97

See accompanying notes which are an integral part of the financial statements.

576 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Davenport Road South Community Development District Special Assessment(Å)	150	5.125	11/01/48	145
Deer Run Community Development District Special Assessment(Å)	250	5.400	05/01/39	240
Deer Run Community Development District Special Assessment(Å)	200	5.500	05/01/44	192
Downtown Doral South Community Development District Special Assessment(Å)	500	4.750	12/15/38	481
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	72
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	121
East Bonita Beach Road Community Development District Special Assessment(Å)	625	5.000	11/01/38	613
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	121
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	126
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	130
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	128
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	133
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	139
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	764
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,121
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,056
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	150	5.000	08/01/22	154
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	900	5.625	01/01/28	930
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Å)	1,350	5.000	06/01/48	1,383
Flow Way Community Development District Special Assessment	100	5.000	11/01/47	101
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	45
Grand Bay at Doral Community Development District Special Assessment	65	4.750	05/01/36	63
Grand Bay at Doral Community Development District Special Assessment	65	5.000	05/01/46	63
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	776
Greater Orlando Aviation Authority Revenue Bonds	170	5.000	10/01/47	182
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	96
Harmony West Community Development District Special Assessment(Å)	1,270	5.250	05/01/49	1,227
Hawks Point Community Development District Special Assessment Bonds(Å)	185	4.250	05/01/35	188
Heights Community Development District County of Hillsborough Special Assessment	150	5.000	01/01/38	148
Heights Community Development District County of Hillsborough Special Assessment	300	5.000	01/01/50	292
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	44
Highlands Community Development District Special Assessment	200	4.250	05/01/36	201
Highlands Meadows II Community Development District Special Assessment	465	5.375	11/01/37	473
Highlands Meadows II Community Development District Special Assessment	105	5.500	11/01/47	107
Hillcrest Community Development District Special Assessment	100	5.000	11/01/48	97
Isles of Bartram Park Community Development District Special Assessment	155	4.625	11/01/37	149
K-Bar Ranch II Community Development District Special Assessment(Å)	185	4.500	05/01/38	176
K-Bar Ranch II Community Development District Special Assessment(Å)	275	4.625	05/01/48	259
Lake Frances Community Development District Special Assessment	82	3.000	05/01/23	83
Lake Frances Community Development District Special Assessment	81	3.000	05/01/24	81
Lake Frances Community Development District Special Assessment	84	3.000	05/01/25	84
Lake Frances Community Development District Special Assessment	87	3.000	05/01/26	85
Lake Frances Community Development District Special Assessment	492	4.000	05/01/31	494
Lake Frances Community Development District Special Assessment	689	4.000	05/01/37	671

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 577

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	100
Lakewood Ranch Stewardship District Special Assessment	980	4.875	05/01/35	974
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	99
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.000	05/01/37	100
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	153
Lakewood Ranch Stewardship District Special Assessment	410	5.125	05/01/46	403
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.125	05/01/47	99
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	178
Landings at Miami Community Development District Special Assessment(Å)	100	4.625	11/01/38	95
Landings at Miami Community Development District Special Assessment(Å)	100	4.750	11/01/48	96
Lee County Industrial Development Authority Revenue Bonds	1,740	5.625	12/01/37	1,742
Meadow Pointe III Community Development District Special Assessment	115	3.500	05/01/24	116
Meadow Pointe III Community Development District Special Assessment	520	4.400	05/01/31	533
Meadow Pointe IV Community Development District Special Assessment	115	3.400	05/01/24	115
Meadow Pointe IV Community Development District Special Assessment	120	3.400	05/01/25	120
Meadow Pointe IV Community Development District Special Assessment	665	4.100	05/01/30	651
Mediterranea Community Development District Special Assessment	100	5.000	05/01/48	97
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,332
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,885
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	404
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,165
Miami-Dade County Educational Facilites Authority Revenue Bonds	580	4.000	04/01/53	556
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,058
Moody River Estates Community Development District Special Assessment	500	4.000	05/01/31	506
Naples Reserve Community Development District Special Assessment(Å)	40	5.000	11/01/38	39
Naples Reserve Community Development District Special Assessment(Å)	190	5.125	11/01/48	183
Oak Creek Community Development District Special Assessment	185	3.750	05/01/24	186
Oak Creek Community Development District Special Assessment	190	3.850	05/01/25	191
Oak Creek Community Development District Special Assessment	200	4.000	05/01/26	202
Oak Creek Community Development District Special Assessment	1,150	4.450	05/01/31	1,173
Orchid Grove Community Development District Special Assessment	600	3.625	05/01/21	596
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,235
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	347
Palm Glades Community Development District Special Assessment(Å)	185	4.000	11/01/38	178
Palm Glades Community Development District Special Assessment	120	5.000	05/01/39	118
Palm Glades Community Development District Special Assessment(Å)	150	4.200	11/01/48	145
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	200	4.375	05/01/36	197
Preserve at South Branch Community Development District Special Assessment	535	5.250	11/01/38	532
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	779
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	766
Reunion East Community Development District Special Assessment	180	6.600	05/01/33	182
Rolling Oaks Community Development District Special Assessment	100	5.375	11/01/38	100
Rolling Oaks Community Development District Special Assessment	200	5.500	11/01/49	199
Sherwood Manor Community Development District Special Assessment(Å)	200	5.250	11/01/49	194
South Fork III Community Development District Special Assessment	200	5.000	05/01/38	191
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	94
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,052

See accompanying notes which are an integral part of the financial statements.

578 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Talis Park Community Development District Special Assessment	125	4.000	05/01/33	118
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	101
Timber Creek Community Development District Special Assessment(Å)	1,000	5.000	11/01/48	958
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	214
Tolomato Community Development District Special Assessment(µ)	200	3.750	05/01/40	184
Tolomato Community Development District Special Assessment(Å)	100	5.625	05/01/40	95
Touchstone Community Development District Special Assessment(Å)	100	4.625	06/15/38	96
Touchstone Community Development District Special Assessment(Å)	100	4.750	06/15/48	96
Town of Davie Educational Facilities Revenue Bonds	700	5.000	04/01/48	745
Triple Creek Community Development District Special Assessment	55	5.250	11/01/27	56
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	83
TSR Community Development District Special Assessment	200	4.750	11/01/47	191
TSR Community Development District Special Assessment Revenue Bonds(Å)	200	5.000	11/01/39	193
TSR Community Development District Special Assessment Revenue Bonds(Å)	485	5.125	11/01/49	467
Two Creeks Community Development District Special Assessment	295	4.200	05/01/26	289
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	97
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	95
Two Lakes Community Development District Special Assessment Bonds(Å)	290	4.000	12/15/28	279
Two Lakes Community Development District Special Assessment Bonds(Å)	200	5.000	12/15/47	194
Union Park East Community Development District Special Assessment Bonds(Å)	500	5.500	11/01/47	506
Venetian Community Development District Special Assessment	360	5.000	05/01/23	369
Ventana Community Development District Special Assessment(Å)	500	5.000	05/01/38	488
Ventana Community Development District Special Assessment(Å)	500	5.125	05/01/49	486
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	190
Verano 1 Community Development District Special Assessment	230	4.750	11/01/25	232
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/31	100
Verano 1 Community Development District Special Assessment	250	5.125	11/01/35	255
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/37	96
Verano 1 Community Development District Special Assessment	250	5.250	11/01/46	254
Village Community Development District No 12 Special Assessment(Å)	700	4.250	05/01/43	685
Village Community Development District No. 12 Special Assessment(Å)	700	4.375	05/01/50	683
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	92
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	260
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	152
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	158
Watergrass Community Development District II Special Assessment	260	5.250	05/01/49	249
Waterset Central Community Development District Special Assessment(Å)	150	5.125	11/01/38	146
Waterset Central Community Development District Special Assessment(Å)	150	5.250	11/01/49	145
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	100
				67,591
Georgia - 1.1%
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,550
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	102
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	102
Heard County Development Authority Revenue Bonds(~)(Ê)	1,100	1.910	09/01/26	1,100
Marietta Development Authority Revenue Bonds	1,000	5.000	11/01/47	1,028
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	825	0.784	10/01/24	822
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,133

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 579

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Monroe County Development Authority Revenue Bonds(~)(Ê)	1,000	1.150	11/01/48	1,000
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,039
Rockdale County Development Authority Revenue Bonds(Å)	225	4.000	01/01/38	214
				8,090
Guam - 1.2%
Guam Government Waterworks Authority Revenue Bonds	50	5.000	07/01/33	53
Guam Government Waterworks Authority Revenue Bonds	40	5.000	07/01/35	42
Guam Government Waterworks Authority Revenue Bonds	80	5.000	07/01/36	84
Guam Government Waterworks Authority Revenue Bonds	60	5.000	07/01/37	63
Guam Government Waterworks Authority Revenue Bonds	1,000	5.000	07/01/40	1,043
Guam Government Waterworks Authority Revenue Bonds	1,120	5.500	07/01/43	1,182
Guam Government Waterworks Authority Revenue Bonds	1,215	5.000	01/01/46	1,257
Port Authority of Guam Revenue Bonds	200	5.000	07/01/37	208
Territory of Guam Revenue Bonds	615	5.000	11/15/30	660
Territory of Guam Revenue Bonds	500	5.000	12/01/31	535
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,586
Territory of Guam Revenue Bonds	2,000	5.125	01/01/42	2,063
Territory of Guam Revenue Bonds	200	5.000	12/01/46	210
				8,986
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,203

Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds	825	2.750	10/01/24	803

Illinois - 12.9%
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	560
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	145
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,002
Chicago Board of Education General Obligation Unlimited(µ)	500	5.000	12/01/28	557
Chicago Board of Education General Obligation Unlimited	1,100	5.000	12/01/29	1,203
Chicago Board of Education General Obligation Unlimited(µ)	345	5.078	12/01/29	207
Chicago Board of Education General Obligation Unlimited(µ)	225	5.000	12/01/31	246
Chicago Board of Education General Obligation Unlimited(µ)	250	5.000	12/01/32	272
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	153
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/33	1,085
Chicago Board of Education General Obligation Unlimited	1,200	5.000	12/01/34	1,214
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	102
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	76
Chicago Board of Education General Obligation Unlimited	1,505	5.500	12/01/39	1,528
Chicago Board of Education General Obligation Unlimited	1,100	5.000	12/01/41	1,090
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/42	105
Chicago Board of Education General Obligation Unlimited	645	5.000	12/01/42	634
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/42	2,337
Chicago Board of Education General Obligation Unlimited	2,325	7.000	12/01/44	2,630
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/46	105
Chicago Board of Education General Obligation Unlimited	200	5.000	12/01/46	200
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,632
Chicago Board of Education General Obligation Unlimited(Å)	1,500	7.000	12/01/46	1,748
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,701

See accompanying notes which are an integral part of the financial statements.

580 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	1,026
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,064
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	07/01/48	1,056
Chicago Sales Tax Revenue Bonds	1,540	5.000	01/01/41	1,667
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,655
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	81
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	197
City of Chicago General Obligation Unlimited	500	5.250	01/01/28	532
City of Chicago General Obligation Unlimited	270	4.605	01/01/30	160
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	240
City of Chicago General Obligation Unlimited	180	5.000	01/01/34	180
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	102
City of Chicago General Obligation Unlimited	2,000	5.000	01/01/38	2,048
City of Chicago Illinois General Obligation Unlimited(µ)	2,155	5.000	01/01/29	2,160
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	267
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,246
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,583
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	1,024
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,269
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	110
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,039
Illinois Finance Authority Revenue Bonds	395	6.500	10/01/19	411
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	592
Illinois Finance Authority Revenue Bonds	2,750	5.000	05/15/31	2,858
Illinois Finance Authority Revenue Bonds	320	5.000	04/01/36	299
Illinois Finance Authority Revenue Bonds	1,390	5.000	05/15/36	1,429
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,051
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	1,922
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	639
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,040
Illinois Finance Authority Revenue Bonds	175	6.000	05/15/39	182
Illinois Finance Authority Revenue Bonds(~)(Ê)	350	6.500	10/15/40	367
Illinois Finance Authority Revenue Bonds	100	5.100	12/01/43	99
Illinois Finance Authority Revenue Bonds	605	6.500	04/01/44	629
Illinois Finance Authority Revenue Bonds	1,000	5.000	08/01/46	1,049
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	104
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	102
Illinois Finance Authority Revenue Bonds	1,500	5.000	12/01/47	1,515
Illinois Finance Authority Revenue Bonds	100	5.000	12/01/53	94
Illinois Finance Authority Revenue Bonds	150	5.250	12/01/53	149
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	1,000	5.000	02/15/50	1,046
Illinois General Obligation Unlimited	1,625	5.000	11/01/25	1,690
Illinois General Obligation Unlimited	500	5.000	12/01/35	507
Illinois General Obligation Unlimited	240	5.000	05/01/42	241
Illinois General Obligation Unlimited	250	5.000	12/01/42	251
Illinois General Obligation Unlimited	240	5.000	05/01/43	241
Illinois State University Revenue Bonds(µ)	250	5.000	04/01/36	268
Illinois State University Revenue Bonds(µ)	225	5.000	04/01/37	241

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 581

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois State University Revenue Bonds(µ)	200	5.000	04/01/38	213
Illinois State University Revenue Bonds(µ)	275	5.000	04/01/39	293
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,035
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	10	2.968	06/15/30	7
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	210	4.341	06/15/30	122
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	5.000	06/15/52	1,670
Metropolitan Pier & Exposition Authority Revenue Bonds	15,600	5.047	12/15/54	2,221
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	1,600	4.752	12/15/56	238
Metropolitan Pier & Exposition Authority Revenue Bonds	5,800	5.068	12/15/56	741
Metropolitan Pier & Exposition Authority Revenue Bonds	1,970	5.000	06/15/57	2,024
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,098
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	242
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	264
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	130
State of Illinois General Obligation Unlimited	1,250	5.000	02/01/27	1,297
State of Illinois General Obligation Unlimited	2,475	5.000	11/01/27	2,568
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,002
State of Illinois General Obligation Unlimited	2,000	5.000	11/01/28	2,060
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,021
State of Illinois General Obligation Unlimited	2,980	5.000	11/01/29	3,049
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	884
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	266
State of Illinois General Obligation Unlimited	1,000	5.000	10/01/33	1,017
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/39	1,004
State of Illinois General Obligation Unlimited	2,600	5.000	12/01/39	2,619
State of Illinois General Obligation Unlimited	1,910	4.500	12/01/41	1,773
State of Illinois Revenue Bonds(µ)	1,310	3.000	06/15/32	1,141
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	99
				96,352
Indiana - 0.4%
Indiana Finance Authority Revenue Bonds(~)(Ê)	275	0.530	11/01/39	275
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,056
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	419
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	273
				3,023
Iowa - 0.2%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	160
Xenia Rural Water District Revenue Bonds	1,250	5.000	12/01/36	1,320
				1,480
Kansas - 0.1%
Wyandotte County City Unified Government Revenue Bonds	500	4.500	12/01/40	491

Kentucky - 0.8%
County of Ohio Kentucky Revenue Bonds	2,005	6.000	07/15/31	2,018
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	970	1.408	11/01/27	956
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	150	4.000	06/01/37	146
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/37	1,549
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	12/01/41	98
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	800

See accompanying notes which are an integral part of the financial statements.

582 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	96
				5,663
Louisiana - 1.7%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	2,000	0.500	08/01/35	2,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	2,400	0.700	12/01/40	2,400
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	1,485	3.500	11/01/32	1,398
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	87
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	149
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	803
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	530	0.870	04/02/23	530
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	392
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	365
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	612
Louisiana Public Facilities Authority Revenue Bonds	175	5.000	05/15/42	185
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	788
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,113
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	159
Port New Orleans Board of Commissioners Revenue Bonds(µ)	1,000	5.000	04/01/48	1,083
				13,064
Maine - 0.4%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,076
Maine Health & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/43	543
				2,619
Maryland - 1.4%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,743
Baltimore Convention Center Hotel Revenue Bonds	275	5.000	09/01/42	289
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	157
City of Baltimore Convention Center Hotel Revenue Bonds	600	5.000	09/01/46	629
City of Baltimore Water Utility Fund Revenue Bonds(~)(µ)(Ê)	25	1.232	07/01/37	25
County of Frederick Educational Facilities Revenue Bonds	2,705	5.000	09/01/45	2,784
Maryland Economic Development Corp Revenue Bonds	125	5.000	06/01/58	132
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	747
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)	100	0.510	04/01/35	100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	652
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,250	5.000	07/01/43	1,328
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,048
				10,634
Massachusetts - 2.1%
Commonwealth of Massachusetts General Obligation Limited	1,500	4.000	05/01/39	1,502
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	170	1.164	05/01/37	164
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	645	2.140	05/01/37	622
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,466
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,662
Massachusetts Development Finance Agency Revenue Bonds	1,250	5.000	10/01/37	1,294
Massachusetts Development Finance Agency Revenue Bonds	100	5.000	11/15/38	100
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,613
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	09/01/45	1,542

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 583

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	352
Massachusetts Development Finance Agency Revenue Bonds	150	5.125	11/15/46	150
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,096
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,035
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,040
				15,638
Michigan - 2.0%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	528
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,128
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	208
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,424
Karegnondi Water Authority Revenue Bonds	75	5.000	11/01/45	80
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,291
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,024
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	324
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,064
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,835
Michigan Tobacco Settlement Finance Authority Revenue Bonds	160	5.125	06/01/22	159
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,560	6.000	06/01/34	2,521
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.694	06/01/52	259
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,165
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	324
				15,334
Minnesota - 1.7%
City of Blaine Minnesota Revenue Bonds	1,400	6.125	07/01/45	1,330
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	1,988
City of Minneapolis Charter Lease Revenue Bonds	1,400	5.000	12/01/32	1,372
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	200	4.250	02/15/48	191
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	2,500	5.000	02/15/48	2,635
Duluth Economic Development Authority Health Care Facilities Revenue Bonds	1,425	5.250	02/15/53	1,520
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	365
St. Paul Housing & Redevelopment Authority Revenue Bonds	140	5.250	07/01/33	141
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,120
St. Paul Housing & Redevelopment Authority Revenue Bonds	230	5.500	07/01/38	233
St. Paul Housing & Redevelopment Authority Revenue Bonds	1,000	5.500	07/01/52	1,000
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	105
				13,000
Mississippi - 0.0%
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	100	0.600	12/01/30	100

Missouri - 0.9%
Branson Industrial Development Authority Tax Allocation	135	5.500	06/01/29	128
Cape Girardeau County Industrial Development Authority Revenue Bonds	75	5.000	03/01/36	79
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,090
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,560	5.000	05/01/40	1,616
Industrial Development Authority of the City of St. Louis Revenue Bonds	100	4.750	11/15/47	101
Kansas City Land Clearance Redevelopment Authority Tax Allocation	1,500	5.000	02/01/40	1,520
Missouri State Health & Educational Facilities Authority Revenue Bonds	155	5.000	09/01/43	166
Missouri State Health & Educational Facilities Authority Revenue Bonds	130	5.000	09/01/48	138

See accompanying notes which are an integral part of the financial statements.

584 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
St. Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	670
St. Louis Land Clearance for Redevelopment Authority	1,000	4.000	06/01/41	930
				6,438
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds	1,500	5.000	07/01/43	1,577

Nevada - 0.4%
Carson City Hospital Revenue Bonds	1,025	5.000	09/01/47	1,081
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	47
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	263
Las Vegas Special Improvement District 607 Special Assessment	225	5.000	06/01/24	237
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	24
Nevada Department of Business & Industry Revenue Bonds	1,100	5.000	07/15/37	1,104
				2,804
New Hampshire - 0.2%
New Hampshire Business Finance Authority Revenue Bonds(Ê)	1,000	2.360	10/01/21	1,000
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	524
				1,524
New Jersey - 4.9%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	27
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	38
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	48
New Jersey Economic Development Authority Revenue Bonds	500	4.000	07/01/32	483
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	535
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/01/36	510
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,928
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/15/41	516
New Jersey Economic Development Authority Revenue Bonds(µ)	200	5.000	06/01/42	213
New Jersey Economic Development Authority Revenue Bonds	635	5.000	06/15/42	656
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,605
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	105
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/15/47	1,042
New Jersey Economic Development Authority Revenue Bonds	675	5.000	10/01/47	700
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,291
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	947
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	109
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	297
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	160
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,400	3.912	12/15/26	997
New Jersey Transportation Trust Fund Authority Revenue Bonds	600	4.302	12/15/29	366
New Jersey Transportation Trust Fund Authority Revenue Bonds	530	5.000	06/15/30	576
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,160	4.168	12/15/30	1,267
New Jersey Transportation Trust Fund Authority Revenue Bonds	290	5.000	06/15/31	314
New Jersey Transportation Trust Fund Authority Revenue Bonds	370	4.000	12/15/31	359
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.403	12/15/32	408
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	500	3.965	12/15/33	259
New Jersey Transportation Trust Fund Authority Revenue Bonds	200	4.465	12/15/33	98
New Jersey Transportation Trust Fund Authority Revenue Bonds	450	5.000	12/15/33	478

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 585

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	4.526	12/15/34	46
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	111
New Jersey Transportation Trust Fund Authority Revenue Bonds	370	5.000	12/15/35	390
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,825	5.130	12/15/35	2,142
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	240
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	4.342	12/15/36	52
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,255	4.668	12/15/36	1,340
New Jersey Transportation Trust Fund Authority Revenue Bonds	460	5.000	12/15/36	482
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	698
New Jersey Transportation Trust Fund Authority Revenue Bonds	320	4.250	12/15/38	307
New Jersey Transportation Trust Fund Authority Revenue Bonds	4,735	4.680	12/15/38	1,743
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	417
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,060	5.000	06/15/42	1,083
South Jersey Port Corp. Revenue Bonds	1,645	5.000	01/01/36	1,748
South Jersey Port Corp. Revenue Bonds	1,450	5.000	01/01/48	1,519
South Jersey Port Corp. Revenue Bonds	2,000	5.000	01/01/49	2,111
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	344
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,067
Tobacco Settlement Financing Corp. Revenue Bonds	3,600	5.000	06/01/46	3,655
				36,827
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	105

New York - 3.7%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	25
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	671
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	1,098
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	27
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	38
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	38
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	32
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	21
Jefferson County Civic Facility Development Corp. Revenue Bonds	1,000	4.000	11/01/32	977
New York City Housing Development Corp. Revenue Bonds	600	3.500	02/15/48	587
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,204
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	500	0.700	11/01/36	500
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	309
New York Liberty Development Corp. Revenue Bonds	2,400	5.000	11/15/44	2,457
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,725
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	433
New York State Dormitory Authority Revenue Bonds	900	5.000	12/01/29	987
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	427
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	368
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	520
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,316
New York Transportation Development Corp. Revenue Bonds(µ)	1,000	4.000	07/01/46	980
New York Transportation Development Corp. Revenue Bonds	475	5.000	07/01/46	494
New York Transportation Development Corp. Revenue Bonds	3,175	5.250	01/01/50	3,341
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	293

See accompanying notes which are an integral part of the financial statements.

586 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York Transportation Development Facilities Revenue Bonds	275	5.000	01/01/33	297
New York Transportation Development Facilities Revenue Bonds	200	5.000	01/01/34	216
New York Transportation Development Facilities Revenue Bonds	1,750	4.000	01/01/36	1,699
New York Transportation Development Facilities Revenue Bonds	375	5.000	01/01/36	401
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	2,350	6.625	06/01/44	2,440
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	250
TSASC, Inc. Revenue Bonds	2,500	5.000	06/01/45	2,457
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	130
				27,758
North Carolina - 0.2%
North Carolina Medical Care Commission Revenue Bonds	620	5.000	10/01/42	644
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,060
				1,704
North Dakota - 0.6%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	666
County of Ward Health Care Facilities Revenue Bonds	1,000	5.000	06/01/38	1,037
County of Ward Health Care Facilities Revenue Bonds	2,500	5.000	06/01/48	2,557
				4,260
Ohio - 5.1%
Akron Bath Copley Joint Township Hospital District Revenue Bonds	3,000	5.250	11/15/46	3,193
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,135	5.125	06/01/24	3,029
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,570	5.375	06/01/24	1,532
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,890	5.875	06/01/30	2,841
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,795	5.750	06/01/34	1,729
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,160	5.875	06/01/47	1,126
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	7,950	9.718	06/01/47	552
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	41,295	10.920	06/01/52	1,186
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	104
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	153
Columbus-Franklin County Finance Authority Revenue Bonds	1,540	4.000	11/15/38	1,462
County of Cuyahoga Hospital Revenue Bonds	2,140	5.000	02/15/42	2,207
County of Cuyahoga Revenue Bonds	1,000	5.000	02/15/52	1,007
County of Lucas Hospital Revenue Bonds	1,650	5.250	11/15/48	1,722
County of Montgomery Ohio Revenue Bonds(~)(Ê)	1,395	0.570	11/15/39	1,395
County of Montgomery Ohio Revenue Bonds(~)(Ê)	2,540	0.590	11/15/39	2,540
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,041
Cuyahoga County Hospital Revenue Bonds	2,000	5.250	02/15/47	2,101
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,008
Ohio Air Quality Development Authority Revenue Bonds(Å)	100	3.750	01/15/28	99
Ohio Air Quality Development Authority Revenue Bonds(Å)	120	4.250	01/15/38	118
Ohio Air Quality Development Authority Revenue Bonds(Å)	1,190	4.500	01/15/48	1,190
Ohio Higher Educational Facility Commission Revenue Bonds	1,385	5.250	12/01/43	1,392
Port of Greater Cincinnati Development Authority Revenue Bonds	3,175	5.000	11/15/45	3,294
Toledo-Lucas Port Authority Revenue Bonds	925	5.000	07/01/39	941
				37,962
Oklahoma - 1.3%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,616
Oklahoma Development Finance Authority Revenue Bonds	600	5.000	08/01/47	553
Oklahoma Development Finance Authority Revenue Bonds(µ)	500	4.000	08/15/52	478

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 587

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Oklahoma Development Finance Authority Revenue Bonds	1,500	5.000	08/01/52	1,381
Oklahoma Development Finance Authority Revenue Bonds	2,500	5.500	08/15/52	2,686
Oklahoma Development Finance Authority Revenue Bonds	125	5.250	08/01/57	115
Oklahoma Development Finance Authority Revenue Bonds	500	5.500	08/15/57	535
Tulsa Airports Improvement Trust Revenue Bonds(~)(Ê)	1,000	5.000	06/01/35	1,055
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,081
				9,500
Oregon - 0.8%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,058
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	981
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,719
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	527
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/48	945
				6,230
Pennsylvania - 6.5%
Allegheny County Hospital Development Authority Revenue Bonds	1,665	4.000	04/01/44	1,554
Allentown Development Authority Tax Revenue Bonds	1,000	5.000	05/01/33	1,062
Allentown Development Authority Tax Revenue Bonds(Å)	250	5.000	05/01/42	261
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	500	5.000	05/01/32	530
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	4,250	5.000	05/01/42	4,395
Bucks County Industrial Development Authority Revenue Bonds(Å)	100	5.000	10/01/37	107
Chester County Health & Education Facilities Authority Revenue Bonds	795	5.000	11/01/24	827
Chester County Health & Education Facilities Authority Revenue Bonds	625	5.000	11/01/25	650
Chester County Health & Education Facilities Authority Revenue Bonds	205	4.250	11/01/32	186
Chester County Health & Education Facilities Authority Revenue Bonds	1,985	5.000	11/01/37	1,956
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,059
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	236
City of Scranton General Obligation Unlimited	1,275	5.000	09/01/28	1,342
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	250
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/34	109
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/35	109
Commonwealth Financing Authority Revenue Bonds(µ)	1,525	4.000	06/01/39	1,496
Commonwealth of Pennsylvania General Obligation Unlimited	2,250	5.000	08/15/23	2,488
Dauphin County General Authority Revenue Bonds	1,750	5.125	10/15/41	1,680
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	621
Franklin County Industrial Development Authority Revenue Bonds	100	5.000	12/01/43	101
Franklin County Industrial Development Authority Revenue Bonds	100	5.000	12/01/48	101
Franklin County Industrial Development Authority Revenue Bonds	150	5.000	12/01/53	150
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	91
General Authority of Southcentral Pennsylvania Revenue Bonds	1,765	6.500	07/15/48	1,893
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	544
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/33	528
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,045
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,038
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,410
Montgomery County Higher Education & Health Authority Revenue Bonds	1,500	5.000	12/01/37	1,607
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,628
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,790
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,062

See accompanying notes which are an integral part of the financial statements.

588 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê)	2,000	5.000	09/01/20	2,001
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,306
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	386
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	998
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,343
Pennsylvania Turnpike Commission Revenue Bonds	2,140	5.250	12/01/44	2,434
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.250	06/01/47	1,074
Philadelphia Authority Industrial Development Revenue Bonds	1,500	5.000	03/15/45	1,436
Scranton Redevelopment Authority Revenue Bonds(Å)	100	5.000	11/15/28	100
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,014
Susquehanna Area Regional Airport Authority Revenue Bonds	200	5.000	01/01/38	211
Washington County Redevelopment Authority Tax Allocation	265	5.000	07/01/28	271
				48,480
Puerto Rico - 7.0%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds	5,000	5.625	05/15/43	5,067
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	548
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	110	5.000	07/01/21	66
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	341
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	103
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	130	5.125	07/01/31	78
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	1,375	5.000	07/01/35	1,344
Commonwealth of Puerto Rico General Obligation Unlimited(Å)(Ø)	1,250	8.000	07/01/35	750
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	720	6.000	07/01/39	432
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	225	6.000	07/01/40	132
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	938
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	277
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	19
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	46
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	100	6.000	07/01/38	95
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,995	5.250	07/01/42	2,771
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,220	6.000	07/01/44	2,109
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	140
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,100	5.000	07/01/31	2,101
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	124
Puerto Rico Electric Power Authority Revenue Bonds(Å)	650	5.250	07/01/19	414
Puerto Rico Electric Power Authority Revenue Bonds(µ)	565	5.000	07/01/22	569
Puerto Rico Electric Power Authority Revenue Bonds(Å)	1,685	5.250	07/01/27	1,074
Puerto Rico Electric Power Authority Revenue Bonds(Å)	3,275	5.000	07/01/28	2,079
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	2,840	0.738	07/01/29	2,663
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Å)	355	4.750	07/01/33	355
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	420	5.000	07/01/28	387
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/31	281
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	205	5.000	07/01/32	58
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	583
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	289
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	398
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	156
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	7,060	5.250	07/01/38	7,520
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	277

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 589

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	180	5.000	07/01/42	51
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,392
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	770	5.500	07/01/25	839
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	55	5.620	07/01/28	33
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	310	5.620	07/01/29	176
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	730	6.302	07/01/35	301
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	125	5.601	07/01/37	46
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,580
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	490	6.000	07/01/24	509
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Bonds(µ)	1,380	5.435	08/01/40	452
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Bonds(µ)	2,285	5.436	08/01/44	609
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	155	6.250	08/01/19	64
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	115	6.750	08/01/32	56
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	1,500	6.500	08/01/35	733
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	210	5.750	08/01/37	103
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	100	5.375	08/01/39	49
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	1,595	5.500	08/01/42	780
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	24,125	5.953	08/01/45	6,111
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,075	6.125	08/01/19	443
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	170	42.170	08/01/24	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	2,985	24.929	08/01/30	575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,000	22.052	08/01/32	173
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,175	21.062	08/01/33	189
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,700	13.321	08/01/34	240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	900	12.592	08/01/35	126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	650	18.678	08/01/36	85
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	200	11.873	08/01/37	25
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	100	17.309	08/01/38	12
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,035	6.000	08/01/42	506
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	610	6.500	08/01/44	298
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Å)	100	4.375	08/01/20	48
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Å)	100	5.000	08/01/35	49
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Å)	70	5.000	08/01/43	34
				52,325
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	6.959	06/01/52	385
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,138
				1,523
South Carolina - 0.5%
South Carolina Jobs - Economic Development Authority Revenue Bonds	135	5.000	11/15/47	143
South Carolina Jobs - Economic Development Authority Revenue Bonds	2,000	5.250	11/15/47	2,091
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	135
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	265
South Carolina Transportation Infrastructure Bank Revenue Bonds	1,800	2.250	10/01/32	1,436
				4,070
Tennessee - 0.6%
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,086
Greenville Health & Educational Facilities Board Revenue Bonds	270	4.000	07/01/40	258
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,040

See accompanying notes which are an integral part of the financial statements.

590 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	107
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,053
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	106
				4,650
Texas - 5.5%
Bexar County Health Facilities Development Corp. Revenue Bonds	750	5.000	07/15/37	791
Bexar County Health Facilities Development Corp. Revenue Bonds	600	5.000	07/15/42	630
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	52
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	63
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	48
Central Texas Regional Mobility Authority Revenue Bonds	1,000	4.000	01/01/41	966
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	107
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	107
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,144
City of Aubrey Texas Revenue Bonds	690	7.250	09/01/45	694
City of Celina Texas Special Assessment	50	6.250	09/01/45	51
City of Celina Texas Special Assessment	100	7.500	09/01/45	106
City of Fort Worth Special Assessment(Å)	150	5.000	09/01/32	148
City of Hackberry Special Assessment	100	5.000	09/01/44	100
City of Hackberry Special Assessment	145	5.000	09/01/47	144
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	87
City of Hackberry Special Assessment Contract Revenue Bonds	620	4.500	09/01/38	621
City of Houston Airport System Revenue Bonds	2,995	5.000	07/15/28	3,292
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	531
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,065
City of Houston Texas Airport System Revenue Bonds	1,300	5.000	07/15/35	1,368
City of Justin Special Assessment(Å)	270	5.500	09/01/47	259
City of Mesquite Special Assessment Revenue Bonds(Å)	1,000	5.375	09/01/48	960
City of Oak Point Special Assessment(Å)	100	4.125	09/01/48	95
City of Oak Point Special Assessment(Å)	100	4.500	09/01/48	95
City of Princeton Special Assessment(Å)	130	4.875	09/01/48	125
City of Shenandoah Special Assessment	165	4.500	09/01/23	163
City of Shenandoah Special Assessment	150	5.700	09/01/47	143
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	520
County of Harris Revenue Bonds(µ)(Ê)	1,210	1.902	08/15/35	1,122
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	209
Fort Bend County Industrial Development Corp. Revenue Bonds	230	4.750	05/01/38	234
Grand Parkway Transportation Corp.	625	5.800	10/01/23	569
Grand Parkway Transportation Corp. Revenue Bonds	450	5.850	10/01/23	409
Grand Parkway Transportation Corp. Revenue Bonds	3,000	5.000	10/01/37	3,348
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,737
Gulf Coast Industrial Development Authority Revenue Bonds(~)(Ê)	500	0.680	11/01/41	500
Houston Independent School District General Obligation	2,000	4.000	02/15/42	1,991
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
Mission Economic Development Corp. Revenue Bonds	900	4.625	10/01/31	897
Montgomery County Toll Road Authority Revenue Bonds	150	5.000	09/15/43	159
Montgomery County Toll Road Authority Revenue Bonds	200	5.000	09/15/48	211

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 591

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	55
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,473
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	493
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/37	103
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/42	103
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	407
North Texas Tollway Authority Revenue Bonds	2,250	5.000	01/01/38	2,483
North Texas Tollway Authority Revenue Bonds	1,500	5.000	01/01/48	1,606
Red River Education Finance Corp. Texas Education Revenue Bonds	1,255	5.500	10/01/46	1,352
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	202
Texas City Industrial Development Corp. Revenue Bonds	770	4.125	12/01/45	735
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	855
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	104
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	104
Texas Water Development Board Revenue Bonds	855	5.000	04/15/49	951
Town of Argyle Special Assessment(Å)	155	4.250	09/01/23	153
Town of Argyle Special Assessment(Å)	145	5.250	09/01/47	138
Town of Hickory Creek Special Assessment	200	3.875	09/01/37	190
Town of Little Elm Special Assessment(Å)	100	5.000	09/01/47	94
Viridian Municipal Management District Special Assessment	70	4.000	12/01/21	71
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	367
				41,000
Utah - 0.5%
Salt Lake City Corp. Airport Revenue Bonds	1,350	5.000	07/01/47	1,447
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,000	5.000	10/15/37	2,119
				3,566
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,081
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,508
				2,589
Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/19	508
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,840	4.000	10/01/22	1,867
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/22	504
Virgin Islands Public Finance Authority Revenue Bonds	725	5.000	10/01/25	729
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.000	10/01/26	1,005
Virgin Islands Public Finance Authority Revenue Bonds	180	5.000	10/01/29	181
Virgin Islands Public Finance Authority Revenue Bonds	205	5.250	10/01/29	206
Virgin Islands Public Finance Authority Revenue Bonds	650	6.625	10/01/29	657
Virgin Islands Public Finance Authority Revenue Bonds	2,220	5.000	10/01/32	2,146
Virgin Islands Public Finance Authority Revenue Bonds	490	6.750	10/01/37	495
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/39	190
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	237
				8,725
Virginia - 1.0%
Tobacco Settlement Financing Corp. Revenue Bonds	1,975	5.200	06/01/46	1,978
Tobacco Settlement Financing Corp. Revenue Bonds	125	5.000	06/01/47	122
Tobacco Settlement Financing Corp. Revenue Bonds	12,175	11.642	06/01/47	1,175
Tobacco Settlement Financing Corp. Revenue Bonds	2,250	5.770	06/01/47	195

See accompanying notes which are an integral part of the financial statements.

592 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Virginia Small Business Financing Authority Revenue Bonds	150		5.000	07/01/34	157
Virginia Small Business Financing Authority Revenue Bonds	705		5.000	01/01/40	735
Virginia Small Business Financing Authority Revenue Bonds	300		5.000	12/31/52	313
Virginia Small Business Financing Authority Revenue Bonds	2,600		5.000	12/31/56	2,709
					7,384
Washington - 0.7%
Klickitat County Public Hospital District No. 2 Revenue Bonds	535		5.000	12/01/32	526
Washington State Convention Center Public Facilities District Revenue Bonds	950		5.000	07/01/48	1,033
Washington State Convention Center Public Facilities District Revenue Bonds	1,800		4.000	07/01/58	1,698
Washington State Convention Center Public Facilities District Revenue Bonds	600		5.000	07/01/58	645
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,573
					5,475
West Virginia - 0.1%
Monongalia County Commission Special District Revenue Bonds(Å)	100		5.750	06/01/43	102
West Virginia Hospital Finance Authority Revenue Bonds	330		5.000	01/01/43	351
West Virginia Hospital Finance Authority Revenue Bonds	300		4.125	01/01/47	277
					730
Wisconsin - 0.7%
Public Energy Authority Revenue Bonds	725		5.350	12/01/45	748
Public Finance Authority Revenue Bonds(Å)	300		3.000	11/15/22	300
Public Finance Authority Revenue Bonds(Å)	100		4.300	11/01/30	101
Public Finance Authority Revenue Bonds	675		5.000	10/01/31	695
Public Finance Authority Revenue Bonds	710		5.000	10/01/32	728
Public Finance Authority Revenue Bonds	630		5.250	05/15/37	656
Public Finance Authority Revenue Bonds	500		5.000	09/30/37	536
Public Finance Authority Revenue Bonds	750		5.250	05/15/42	775
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	519
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	352
					5,410
Total Municipal Bonds (cost $734,176)					738,388

Short-Term Investments - 0.5%
U. S. Cash Management Fund(@)	3,701,002	(8)			3,701
Total Short-Term Investments (cost $3,701)					3,701

Total Investments 99.2% (identified cost $737,877)					742,089
Other Assets and Liabilities, Net - 0.8%					6,042
Net Assets - 100.0%					748,131

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 593

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
5.8%
Allentown Development Authority Tax Revenue Bonds	04/19/18	250,000	107.03	268	261
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/17	3,250,000	101.88	3,353	3,376
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	08/18/17	500,000	109.01	545	530
Brookstone Community Development District Special Assessment	01/23/18	125,000	100.00	125	124
Brookstone Community Development District Special Assessment	01/23/18	275,000	100.00	275	269
Bucks County Industrial Development Authority Revenue Bonds	07/12/18	100,000	110.01	110	107
California Statewide Communities Development Authority Revenue Bonds	09/22/17	200,000	108.53	217	219
California Statewide Communities Development Authority Revenue Bonds	08/08/18	1,000,000	107.82	1,078	1,049
Capital Trust Agency, Inc. Student Housing Revenue Bonds	09/13/18	1,100,000	101.17	1,113	1,064
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.87	247	234
Chicago Board of Education General Obligation Unlimited	07/11/17	1,500,000	92.52	1,388	1,748
City of Fort Worth Special Assessment	08/16/17	150,000	100.00	150	148
City of Jacksonville Revenue Bonds	06/08/18	250,000	101.01	253	254
City of Justin Special Assessment	03/27/18	270,000	100.00	270	259
City of Mesquite Special Assessment Revenue Bonds	09/05/18	1,000,000	100.00	1,000	960
City of Oak Point Special Assessment	07/25/18	100,000	100.00	100	95
City of Oak Point Special Assessment	07/25/18	100,000	99.50	100	95
City of Princeton Special Assessment	04/24/18	130,000	100.00	130	125
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	73.03	95	78
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	720,000	66.50	479	432
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	70.72	166	141
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	86.66	95	66
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	225,000	64.01	144	132
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	750
Corkscrew Farms Community Development District Special Assessment	12/13/17	200,000	100.00	200	193
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	97
Davenport Road South Community Development District Special Assessment	02/06/18	100,000	98.75	99	97
Davenport Road South Community Development District Special Assessment	02/06/18	150,000	98.86	148	145
Deer Run Community Development District Special Assessment	08/02/18	200,000	100.00	200	192
Deer Run Community Development District Special Assessment	08/02/18	250,000	99.38	248	240
Denver Health & Hospital Authority Revenue Bonds	08/23/17	300,000	110.30	331	322
Denver Health & Hospital Authority Revenue Bonds	08/23/17	230,000	114.17	263	253
Denver Health & Hospital Authority Revenue Bonds	08/23/17	100,000	115.10	115	111
Denver Health & Hospital Authority Revenue Bonds	08/23/17	220,000	115.27	254	243
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.10	196	190
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.77	198	190
Downtown Doral South Community Development District Special Assessment	09/10/18	500,000	98.84	494	481
East Bonita Beach Road Community Development District Special Assessment	08/29/18	625,000	100.00	625	613
Florida Development Finance Corp. Revenue Bonds	08/01/17	150,000	100.00	150	154
Florida Development Finance Corp. Revenue Bonds	12/01/17	900,000	100.00	900	930
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	1,350,000	104.41	1,410	1,383
Harmony West Community Development District Special Assessment	06/19/18	1,270,000	100.00	1,270	1,227
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	103.88	192	188
K-Bar Ranch II Community Development District Special Assessment	12/19/17	275,000	100.00	275	259
K-Bar Ranch II Community Development District Special Assessment	12/19/17	185,000	100.00	185	176
La Paz County Industrial Development Authority Revenue Bonds	07/16/18	250,000	100.00	250	244
La Paz County Industrial Development Authority Revenue Bonds	07/16/18	1,000,000	100.00	1,000	958
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.89	99	99
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.28	99	100
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	95
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	96
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	610,000	99.45	607	618
Monongalia County Commission Special District Revenue Bonds	09/28/17	100,000	98.06	98	102
Naples Reserve Community Development District Special Assessment	05/10/18	40,000	99.37	40	39
Naples Reserve Community Development District Special Assessment	05/10/18	190,000	99.62	189	183
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	100,000	100.00	100	99
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	120,000	100.00	120	118
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	1,190,000	101.91	1,213	1,190
Palm Glades Community Development District Special Assessment	05/08/18	150,000	100.00	150	145
Palm Glades Community Development District Special Assessment	05/08/18	185,000	98.64	182	178
Prairie Center Metropolitan District No. 3 Revenue Bonds	10/13/17	500,000	99.59	498	501

See accompanying notes which are an integral part of the financial statements.

594 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Public Finance Authority Revenue Bonds	02/19/16	100,000	100.00	100	101
Public Finance Authority Revenue Bonds	04/07/17	300,000	100.00	300	300
Puerto Rico Electric Power Authority Revenue Bonds	05/02/18	1,685,000	39.79	671	1,074
Puerto Rico Electric Power Authority Revenue Bonds	07/25/18	3,275,000	45.90	1,503	2,079
Puerto Rico Electric Power Authority Revenue Bonds	07/25/18	650,000	57.53	374	414
Puerto Rico Electric Power Authority Revenue Bonds	09/24/18	355,000	99.50	353	355
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	180,000	55.51	100	51
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	60,000	56.01	34	10
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	205,000	57.87	119	58
Puerto Rico Infrastructure Financing Authority Revenue Bonds	07/19/17	645,000	105.68	682	703
Puerto Rico Infrastructure Financing Authority Revenue Bonds	05/02/18	125,000	103.45	129	136
Puerto Rico Infrastructure Financing Authority Revenue Bonds	05/10/18	125,000	33.95	42	46
Puerto Rico Infrastructure Financing Authority Revenue Bonds	05/10/18	310,000	55.90	173	176
Puerto Rico Infrastructure Financing Authority Revenue Bonds	05/10/18	55,000	59.04	32	33
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/03/15	115,000	100.00	115	56
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/15/15	155,000	87.28	135	64
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	10/02/15	100,000	34.01	34	49
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	05/15/17	1,595,000	27.51	439	780
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	05/22/18	210,000	31.64	66	103
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	05/23/18	1,500,000	32.45	487	733
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	05/17/16	610,000	42.04	256	298
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	06/14/16	1,075,000	12.75	137	443
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	1,700,000	12.02	204	240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	200,000	15.47	31	25
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	900,000	17.42	157	126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	10/28/16	1,035,000	19.93	206	506
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	170,000	12.94	22	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	100,000	4.43	4	12
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	650,000	4.99	32	85
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	1,175,000	6.19	73	189
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	1,000,000	6.82	68	173
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	2,985,000	7.62	227	575
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds	05/23/18	100,000	30.58	31	49
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds	05/23/18	70,000	35.40	25	34
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds	05/23/18	100,000	38.46	38	48
Rockdale County Development Authority Revenue Bonds	05/16/18	225,000	100.55	226	214
Scranton Redevelopment Authority Revenue Bonds	06/23/16	100,000	104.95	105	100
Sherwood Manor Community Development District Special Assessment	09/13/18	200,000	98.62	197	194
Timber Creek Community Development District Special Assessment	06/20/18	1,000,000	98.09	981	958
Tolomato Community Development District Special Assessment	03/15/18	100,000	99.19	99	95
Touchstone Community Development District Special Assessment	02/02/18	100,000	99.21	99	96
Touchstone Community Development District Special Assessment	02/02/18	100,000	99.29	99	96
Town of Argyle Special Assessment	01/24/18	145,000	100.00	145	138
Town of Argyle Special Assessment	01/24/18	155,000	100.00	155	153
Town of Little Elm Special Assessment	12/06/17	100,000	100.37	100	94
TSR Community Development District Special Assessment Revenue Bonds	09/27/18	200,000	98.72	197	193
TSR Community Development District Special Assessment Revenue Bonds	09/27/18	485,000	98.85	479	467
Two Lakes Community Development District Special Assessment Bonds	06/19/17	290,000	100.00	290	279
Two Lakes Community Development District Special Assessment Bonds	06/19/17	200,000	102.66	205	194
Union Park East Community Development District Special Assessment Bonds	06/02/17	500,000	102.94	515	506
Ventana Community Development District Special Assessment	03/01/18	500,000	97.36	487	486
Ventana Community Development District Special Assessment	03/01/18	500,000	97.80	489	488
Verano 1 Community Development District Special Assessment	05/04/17	100,000	98.45	98	96
Verano 1 Community Development District Special Assessment	05/30/17	100,000	100.00	100	100
Village Community Development District No 12 Special Assessment	06/06/18	700,000	101.36	709	685
Village Community Development District No. 12 Special Assessment	03/16/18	700,000	100.00	700	683
Village of Southgate Metropolitan District General Obligation Unlimited	05/04/18	1,375,000	100.00	1,375	1,318
Waterset Central Community Development District Special Assessment	05/01/18	150,000	100.00	150	146
Waterset Central Community Development District Special Assessment	05/01/18	150,000	100.00	150	145
					43,067
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 595

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Short Positions
United States 10 Year Treasury Note Futures	158	USD	18,713	12/18	34
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					34

Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
Morgan Stanley	USD	4,700	Three Month LIBOR(2)	2.250	%(3)	12/21/41	(265)	1,069	804
Morgan Stanley	USD	28,350	Three Month LIBOR(2)	3.000	%(3)	12/19/48	421	1,241	1,662
Total Open Interest Rate Swap Contracts (å)							156	2,310	2,466

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds
Alabama	$—	$7,243	$—	$—	$7,243	1.0
Alaska	—	4,632	—	—	4,632	0.6
Arizona	—	9,136	—	—	9,136	1.2
California	—	89,469	—	—	89,469	12.0
Colorado	—	24,674	—	—	24,674	3.3
Connecticut	—	7,142	—	—	7,142	1.0
Delaware	—	548	—	—	548	0.1
District of Columbia	—	7,857	—	—	7,857	1.0
Florida	—	67,591	—	—	67,591	9.0
Georgia	—	8,090	—	—	8,090	1.1
Guam	—	8,986	—	—	8,986	1.2
Hawaii	—	2,203	—	—	2,203	0.3
Idaho	—	803	—	—	803	0.1
Illinois	—	96,352	—	—	96,352	12.9
Indiana	—	3,023	—	—	3,023	0.4
Iowa	—	1,480	—	—	1,480	0.2
Kansas	—	491	—	—	491	0.1
Kentucky	—	5,663	—	—	5,663	0.8
Louisiana	—	13,064	—	—	13,064	1.7
Maine	—	2,619	—	—	2,619	0.4

See accompanying notes which are an integral part of the financial statements.

596 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Maryland	—	10,634	—	—	10,634	1.4
Massachusetts	—	15,638	—	—	15,638	2.1
Michigan	—	15,334	—	—	15,334	2.0
Minnesota	—	13,000	—	—	13,000	1.7
Mississippi	—	100	—	—	100	— *
Missouri	—	6,438	—	—	6,438	0.9
Montana	—	1,577	—	—	1,577	0.2
Nevada	—	2,804	—	—	2,804	0.4
New Hampshire	—	1,524	—	—	1,524	0.2
New Jersey	—	36,827	—	—	36,827	4.9
New Mexico	—	105	—	—	105	— *
New York	—	27,758	—	—	27,758	3.7
North Carolina	—	1,704	—	—	1,704	0.2
North Dakota	—	4,260	—	—	4,260	0.6
Ohio	—	37,962	—	—	37,962	5.1
Oklahoma	—	9,500	—	—	9,500	1.3
Oregon	—	6,230	—	—	6,230	0.8
Pennsylvania	—	48,480	—	—	48,480	6.5
Puerto Rico	—	52,325	—	—	52,325	7.0
Rhode Island	—	1,523	—	—	1,523	0.2
South Carolina	—	4,070	—	—	4,070	0.5
Tennessee	—	4,650	—	—	4,650	0.6
Texas	—	41,000	—	—	41,000	5.5
Utah	—	3,566	—	—	3,566	0.5
Vermont	—	2,589	—	—	2,589	0.3
Virgin Islands	—	8,725	—	—	8,725	1.2
Virginia	—	7,384	—	—	7,384	1.0
Washington	—	5,475	—	—	5,475	0.7
West Virginia	—	730	—	—	730	0.1
Wisconsin	—	5,410	—	—	5,410	0.7
Short-Term Investments	—	—	—	3,701	3,701	0.5
Total Investments	$—	$738,388	$—	$3,701	$742,089	99.2
Other Assets and Liabilities, Net						0.8
						100.0

Other Financial Instruments
Assets
Futures Contracts	34	—	—	—	34	— *
Interest Rate Swap Contracts	—	2,466	—	—	2,466	0.3
Total Other Financial Instruments**	$34	$2,466	$—	$—	$2,500

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 597

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amount in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

598 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$34
Interest rate swap contracts, at fair value	2,466
Total	$2,500

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Interest rate swap contracts	$1,996

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$34
Interest rate swap contracts	1,465
Total	$1,499

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 599

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$2,466	$ — $	2,466
Total Financial and Derivative Assets		2,466	—	2,466
Financial and Derivative Assets not subject to a netting agreement		(2,466)	—	(2,466)
Total Financial and Derivative Assets subject to a netting agreement		$—	$ — $	—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

600 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$737,877
Investments, at fair value(>)	742,089
Cash	24
Receivables:
Dividends and interest	10,319
Dividends from affiliated funds	9
Investments sold	1,389
Fund shares sold	1,576
From broker(a)	770
Variation margin on futures contracts	247
Interest rate swap contracts, at fair value(•)	2,466
Total assets	758,889

Liabilities
Payables:
Investments purchased	10,054
Fund shares redeemed	260
Accrued fees to affiliates	357
Other accrued expenses	87
Total liabilities	10,758

Net Assets	$748,131

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 601

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$10,072
Shares of beneficial interest	720
Additional paid-in capital	737,339
Net Assets	$748,131

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.38
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.78
Class A — Net assets	$4,674,195
Class A — Shares outstanding ($. 01 par value)	450,111
Net asset value per share: Class C(#)	$10.37
Class C — Net assets	$1,902,324
Class C — Shares outstanding ($. 01 par value)	183,441
Net asset value per share: Class E(#)	$10.42
Class E — Net assets	$295,892
Class E — Shares outstanding ($. 01 par value)	28,390
Net asset value per share: Class M(#)	$10.39
Class M — Net assets	$53,312,400
Class M — Shares outstanding ($. 01 par value)	5,133,339
Net asset value per share: Class S(#)	$10.39
Class S — Net assets	$687,946,327
Class S — Shares outstanding ($. 01 par value)	66,201,894
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$156
(>) Investments in affiliates, U. S. Cash Management Fund	$3,701

(a) Receivable from Broker for Swaps	$770
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

602 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends from affiliated funds	$109
Interest	30,046
Total investment income	30,155

Expenses
Advisory fees	3,277
Administrative fees	315
Custodian fees	96
Distribution fees - Class A	12
Distribution fees - Class C	14
Transfer agent fees - Class A	9
Transfer agent fees - Class C	4
Transfer agent fees - Class E	1
Transfer agent fees - Class M	89
Transfer agent fees - Class S	1,208
Professional fees	88
Registration fees	93
Shareholder servicing fees - Class C	5
Shareholder servicing fees - Class E	1
Trustees’ fees	18
Printing fees	57
Miscellaneous	22
Expenses before reductions	5,309
Expense reductions	(1,128)
Net expenses	4,181
Net investment income (loss)	25,974

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(862)
Investments in affiliated funds	(2)
Interest rate swap contracts	1,996
Net realized gain (loss)	1,132
Net change in unrealized appreciation (depreciation) on:
Investments	(6,377)
Futures contracts	34
Interest rate swap contracts	1,465
Net change in unrealized appreciation (depreciation)	(4,878)
Net realized and unrealized gain (loss)	(3,746)
Net Increase (Decrease) in Net Assets from Operations	$22,228

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 603

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,974	$16,015
Net realized gain (loss)	1,132	(551)
Net change in unrealized appreciation (depreciation)	(4,878)	(2,229)
Net increase (decrease) in net assets from operations	22,228	13,235

Distributions (i)
To shareholders
Class A	(169)	(91)
Class C	(51)	(44)
Class E	(10)	(204)
Class M(1)	(1,726)	(148)
Class S	(22,959)	(15,341)
Net decrease in net assets from distributions	(24,915)	(15,828)

Share Transactions*
Net increase (decrease) in net assets from share transactions	220,220	210,473
Total Net Increase (Decrease) in Net Assets	217,533	207,880

Net Assets
Beginning of period	530,598	322,718
End of period (ii)	$748,131	$530,598

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, M and S were $88, $42, $176, $148 and $14,874, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E and S were $3, $2, $28 and $467, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $1,841. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

604 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	244	$2,559	170	$1,752
Proceeds from reinvestment of distributions	12	132	6	64
Payments for shares redeemed	(160)	(1,677)	(9)	(93)
Net increase (decrease)	96	1,014	167	1,723
Class C
Proceeds from shares sold	78	823	82	839
Proceeds from reinvestment of distributions	5	51	4	44
Payments for shares redeemed	(60)	(633)	(124)	(1,255)
Net increase (decrease)	23	241	(38)	(372)
Class E
Proceeds from shares sold	2	27	69	694
Proceeds from reinvestment of distributions	1	10	20	203
Payments for shares redeemed	(—)**	(4)	(1,794)	(18,171)
Net increase (decrease)	3	33	(1,705)	(17,274)
Class M(1)
Proceeds from shares sold	2,938	30,742	2,847	29,796
Proceeds from reinvestment of distributions	165	1,725	14	148
Payments for shares redeemed	(756)	(7,932)	(75)	(779)
Net increase (decrease)	2,347	24,535	2,786	29,165
Class S
Proceeds from shares sold	26,953	282,715	27,623	283,291
Proceeds from reinvestment of distributions	2,178	22,821	1,479	15,197
Payments for shares redeemed	(10,599)	(111,139)	(9,800)	(101,257)
Net increase (decrease)	18,532	194,397	19,302	197,231
Total increase (decrease)	21,001	$220,220	20,512	$210,473

(1)     For period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 605

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	10.40	. 39	(. 03)	. 36	(. 38)	—
October 31, 2017	10.58	. 37	(. 17)	. 20	(. 36)	(. 02)
October 31, 2016	10.11	. 38	. 48	. 86	(. 38)	(. 01)
October 31, 2015(4)	10.00	. 13	. 08	. 21	(. 10)	—

Class C
October 31, 2018	10.39	. 31	(. 03)	. 28	(. 30)	—
October 31, 2017	10.56	. 29	(. 16)	. 13	(. 28)	(. 02)
October 31, 2016	10.10	. 30	. 48	. 78	(. 31)	(. 01)
October 31, 2015(4)	10.00	. 12	. 06	. 18	(. 08)	—

Class E
October 31, 2018	10.43	. 39	(. 02)	. 37	(. 38)	—
October 31, 2017	10.59	. 37	(. 18)	. 19	(. 33)	(. 02)
October 31, 2016	10.11	. 38	. 48	. 86	(. 37)	(. 01)
October 31, 2015(4)	10.00	. 16	. 05	. 21	(. 10)	—

Class M
October 31, 2018	10.40	. 43	(. 03)	. 40	(. 41)	—
October 31, 2017(9)	10.13	. 26	. 24	. 50	(. 23)	—

Class S
October 31, 2018	10.41	. 42	(. 04)	. 38	(. 40)	—
October 31, 2017	10.59	. 40	(. 17)	. 23	(. 39)	(. 02)
October 31, 2016	10.11	. 41	. 48	. 89	(. 40)	(. 01)
October 31, 2015(4)	10.00	. 15	. 07	. 22	(. 11)	—

See accompanying notes which are an integral part of the financial statements.

606 Tax-Exempt High Yield Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 38)	10.38	3.48	4,674	1.05	. 89	3.71	47
(. 38)	10.40	2.00	3,681	1.08	. 89	3.60	71
(. 39)	10.58	8.59	1,980	1.13	. 89	3.63	22
(. 10)	10.11	2.11	1,155	1.12	. 89	3.16	23

(. 30)	10.37	2.71	1,902	1.80	1.64	2.95	47
(. 30)	10.39	1.29	1,668	1.83	1.64	2.85	71
(. 32)	10.56	7.79	2,096	1.88	1.64	2.86	22
(. 08)	10.10	1.82	498	1.88	1.64	2.82	23

(. 38)	10.42	3.55	296	1.05	. 89	3.71	47
(. 35)	10.43	1.89	263	1.08	. 88	3.64	71
(. 38)	10.59	8.68	18,321	1.13	. 89	3.64	22
(. 10)	10.11	2.13	16,539	1.15	. 89	3.81	23

(. 41)	10.39	3.93	53,312	. 81	. 54	4.07	47
(. 23)	10.40	4.97	28,974	. 82	. 54	4.00	71

(. 40)	10.39	3.73	687,947	. 81	. 64	3.96	47
(. 41)	10.41	2.25	496,012	. 83	. 64	3.84	71
(. 41)	10.59	8.95	300,321	. 88	. 64	3.89	22
(. 11)	10.11	2.20	231,093	. 88	. 64	3.57	23

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 607

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$200,318
Administration fees	30,633
Distribution fees	2,292
Shareholder servicing fees	470
Transfer agent fees	122,826
Trustee fees	877
$357,416

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$2,143	$310,423	$308,863	$(2)	$ —	$3,701	$109	$—
	$2,143	$310,423	$308,863	$(2)	$ —	$3,701	$109	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$738,181,257
Unrealized Appreciation	$20,324,963
Unrealized Depreciation	(13,891,343)
Net Unrealized Appreciation (Depreciation)	$6,433,620
Undistributed Ordinary Income	$3,543,711
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$109,572
Tax Composition of Distributions
Ordinary Income	$836,421
Tax-Exempt Income	$24,078,253

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$2
Additional paid-in capital	(2)

See accompanying notes which are an integral part of the financial statements.

608 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Tax-Exempt Bond Fund - Class A‡			Bloomberg Barclays Municipal 1-15 Year Blend Index
	Total		(1-17)**
	Return			Total
1 Year	(3.98)%			Return
5 Years	1.53	%§	1 Year	(0.53)%
10 Years	3.08	%§	5 Years	2.49	%§
			10 Years	3.98	%§
Tax-Exempt Bond Fund - Class C
	Total		Tax-Exempt Bond Linked Benchmark***
	Return			Total
1 Year	(0.92)%			Return
5 Years	1.59	%§	1 Year	(0.53)%
10 Years	2.74	%§	5 Years	2.49	%§
			10 Years	3.69	%§
Tax-Exempt Bond Fund - Class E
	Total
	Return
1 Year	(0.18)%
5 Years	2.35	%§
10 Years	3.51	%§

Tax-Exempt Bond Fund - Class M‡‡
	Total
	Return
1 Year	0.17%
5 Years	2.65	%§
10 Years	3.79	%§

Tax-Exempt Bond Fund - Class S
	Total
	Return
1 Year	0.07%
5 Years	2.60	%§
10 Years	3.77	%§

Tax-Exempt Bond Fund 609

Russell Investment Company
Tax-Exempt Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Tax-Exempt Bond Fund (the “Fund”) employs a multi-	one percent the last two months of the fiscal year as municipals
manager approach whereby portions of the Fund are allocated to	experienced large outflows.
different money manager strategies. Fund assets not allocated to	The Fund will tend to perform well in markets where revenue
money managers are managed by Russell Investment Management,	and industrial development sectors lead. This is generally an
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	environment where the economy is stable and a higher coupon
of the Fund’s assets among money managers at any time. An	can be clipped or an environment where municipal tax receipts
exemptive order from the Securities and Exchange Commission	are stable or increasing, providing a better ability for issuers to
(“SEC”) permits RIM to engage or terminate a money manager	service their debt. This may also be generalized as a “risk on”
at any time, subject to approval by the Fund’s Board, without a	market where investors are generally bullish about the economy.
shareholder vote. Pursuant to the terms of the exemptive order,	Environments that feature sharp rises in interest rates or mass
the Fund is required to notify its shareholders within 90 days of	sell offs in fixed income risk assets (e. g. , the 2008 financial crisis)
when a money manager begins providing services. As of October	will tend to be unfavorable for the Fund. The fiscal year ended
31, 2018, the Fund had two money managers.	October 31, 2018 can be summarized by tax reform in December
What is the Fund’s investment objective?	2017, neutral demand, lower supply and rising rates, which
The Fund seeks to provide federal tax-exempt current income	provided a mixed environment for Fund performance.
consistent with the preservation of capital. The Fund will invest,	How did the investment strategies and techniques employed
under normal circumstances, at least 80% of the value of its	by the Fund and its money managers affect its benchmark
assets in investments the income from which is exempt from	relative performance?
federal income tax.	The Fund’s benchmark relative asset allocation had a positive
How did the Fund perform relative to its benchmark for the	impact on the Fund’s relative performance over the period.
fiscal year ended October 31, 2018?	An overweight to hospitals and tobacco and underweight to
For the fiscal year ended October 31, 2018, the Fund’s Class	transportation bonds was beneficial. In addition, an overweight
M and Class S Shares gained 0.17% and 0.07%, respectively.	to BBB securities and an underweight to AAA securities led to
The Fund’s Class A, Class C and Class E Shares lost 0.26%,	outperformance as lower quality security spreads tightened more
0.92% and 0.18%, respectively. This is compared to the Fund’s	than their higher quality cohorts.
benchmark, the Bloomberg Barclays Municipal 1-15 Year Blend	The Fund employs discretionary money managers. The Fund’s
(1-17) Index, which lost 0.53% during the same period. The	discretionary money managers select the individual portfolio
Fund’s performance includes operating expenses, whereas index	securities for the assets assigned to them. RIM manages assets
returns are unmanaged and do not include expenses of any kind.	not allocated to money manager strategies and the Fund’s cash
For the fiscal year ended October 31, 2018, the Morningstar® Muni	balances.
National Intermediate Category, a group of funds that Morningstar	MacKay Shields LLC (“MacKay Shields”) was the better
considers to have investment strategies similar to those of the	performing manager for the period and outperformed the Fund’s
Fund, lost 0.74%. This result serves as a peer comparison and is	benchmark for the one-year period primarily due to an overweight
expressed net of operating expenses.	to BBB-rated securities and beneficial sector rotation. Overweights to hospital and special tax bonds were positive, as riskier quality
How did market conditions affect the Fund’s performance?	sectors outperformed as investors sought higher yields.
For the fiscal year ended October 31, 2018, the U. S. municipal
yield curve experienced a bear flattener, with shorter-term yields	Goldman Sachs Asset Management, L. P. (“Goldman Sachs”) was
rising roughly 100 basis points, and longer-term yields rising	the weaker performing manager for the period but outperformed
roughly 60 basis points. In December, both municipal issuers	the Fund’s benchmark. Sector selection was beneficial,
and investors raced to assess the respective impacts of the tax	specifically the exposure within insured Puerto Rico and Illinois
reform legislation. For issuers, the most significant change was	bonds, which had a very strong rally on the back of improved
the restriction of tax-exempt financing for advanced refunding.	fundamentals. An overweight to Florida and underweight to
This resulted in a massive increase in issuance before the	California both underperformed during the year.
sunset date. Strong demand for the new issuance was absorbed	Describe any changes to the Fund’s structure or the money
by investors and yields actually declined. The large issuance	manager line-up.
after the tax reform caused supply to be muted for the rest of	There were no changes to the Fund’s structure or money manager
the year and demand was solid until September. The Bloomberg	line up during the fiscal year.
Barclays Municipal 1-15 Year Blend (1-17) Index dropped over

610 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Money Managers as of October 31,		The views expressed in this report reflect those of the
2018	Styles	portfolio managers only through the end of the period
covered by the report. These views do not necessarily
MacKay Goldman Shields Sachs Asset LLC Management, L. P.	Sector Sector Specialist Specialist	represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

* Assumes initial investment on November 1, 2008.

** The Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17) is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-17 years.

*** The Tax Exempt Bond Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax Exempt Bond Linked Benchmark represents the returns of the Bloomberg Barclays 1-10 Year
Municipal Blend Index (1-12) through June 30, 2013 and the returns of the Bloomberg Barclays Municipal 1-15 Year Municipal Blend Index (1-17) thereafter.

‡ The Fund’s performance inception date for Class A Shares was May 28, 2010.  The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Tax-Exempt Bond Fund 611

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,005.10	$1,021.12
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.09	$4.13

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,001.50	$1,017.54
	Expenses Paid During Period*	$7.67	$7.73
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,005.30	$1,021.32
of other funds.	Expenses Paid During Period*	$3.89	$3.92

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

612 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,007.50	$1,023.09
Expenses Paid During Period*	$2.13	$2.14

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,006.60	$1,022.58
Expenses Paid During Period*	$2.63	$2.65

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt Bond Fund 613

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 99.4%
Alabama - 2.4%
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	567
Alabama Federal Aid Highway Finance Authority Revenue Bonds	7,000	5.000	09/01/26	8,156
Alabama Federal Aid Highway Finance Authority Revenue Bonds	1,725	5.000	09/01/28	2,010
Black Belt Energy Gas District Revenue Bonds(~)(Ê)	11,000	4.000	06/01/21	11,356
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds	2,000	5.000	06/01/32	2,190
City of Gadsden General Obligation Unlimited(µ)	1,690	5.000	08/01/27	1,926
City of Gadsden General Obligation Unlimited(µ)	1,610	5.000	08/01/28	1,823
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,382
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	521
Industrial Development Board of the City of Mobile Pollution Control Revenue Bonds(~)
(Ê)	3,900	1.330	06/01/34	3,900
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,094
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,093
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,545
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,573
Southeast Alabama Gas Supply District Revenue Bonds(Ê)	2,000	2.362	06/01/24	1,985
Southeast Alabama Gas Supply District Revenue Bonds	760	4.000	06/01/24	802
Tuscaloosa Public Educational Building Authority Revenue Bonds(µ)	205	5.000	07/01/19	209
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,725
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,929
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,123
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	800
University of Southern Alabama Revenue Bonds(µ)	325	5.000	10/01/36	358
				57,067
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds	3,600	3.500	12/01/20	3,620
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,270
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	790
City of Valdez Alaska Revenue Bonds(~)(Ê)	600	0.900	05/01/31	600
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	348
				6,628
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds(Ê)	6,125	1.220	01/01/37	5,795
Arizona Industrial Development Authority Revenue Bonds	490	5.000	05/01/27	549
Arizona Industrial Development Authority Revenue Bonds	270	5.000	05/01/28	304
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,030
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	2,860
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,282
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	1,998
Entertainment Center Community Facilities District Revenue Bonds(Å)	3,645	4.000	07/01/37	3,565
Maricopa County Industrial Development Authority Revnue Bonds	1,860	4.000	01/01/41	1,833
Maricopa County Pollution Control Corp. Revenue Bonds(~)(Ê)	2,310	5.200	06/01/43	2,401
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	425	5.000	07/01/28	488
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	325	5.000	07/01/29	371
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	250	5.000	07/01/30	284
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	175	5.000	07/01/20	183

See accompanying notes which are an integral part of the financial statements.

614 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	294
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	288
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	143
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	245
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	866
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds	1,960	5.000	01/01/36	2,228
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,643
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,173
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	223
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	472
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	432
Tempe Industrial Development Authority Revenue Bonds	5,000	4.000	10/01/23	5,002
Town of Marana Arizona Revenue Bonds	1,515	5.000	07/01/26	1,673
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	882
Town of Marana Arizona Revenue Bonds	1,485	5.000	07/01/28	1,635
				43,142
Arkansas - 0.6%
City of Fort Smith AR Water & Sewer Revenue Bonds	3,500	5.000	10/01/31	3,962
City of Hot Springs Waterworks Revenue Bonds(µ)	310	4.000	10/01/33	316
City of Hot Springs Waterworks Revenue Bonds(µ)	300	4.000	10/01/35	305
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/36	608
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/37	606
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/38	604
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,123
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	220
Little Rock Water Reclamation System Revenue Bonds	1,000	4.000	04/01/21	1,038
Sherwood Sales & Use Tax Revenue Bonds	200	5.000	12/01/19	206
Sherwood Sales & Use Tax Revenue Bonds	495	4.000	12/01/30	517
Sherwood Sales & Use Tax Revenue Bonds	1,500	3.050	12/01/43	1,494
Southern Arkansas University Revenue Bonds(µ)	1,005	4.000	03/01/33	1,020
Southern Arkansas University Revenue Bonds(µ)	1,500	4.000	03/01/36	1,504
				13,523
California - 9.1%
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	421
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	648
Banning Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/28	574
Beaumont Financing Authority Special Tax	995	5.000	09/01/45	1,052
Brea Redevelopment Agency Tax Allocation	600	5.000	08/01/32	682
Brentwood Infrastructure Financing Authority Special Assessment(µ)	995	5.000	09/02/29	1,117
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	116
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	127
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	115
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	228
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	283
California Educational Facilities Authority Revenue Bonds	110	5.000	10/01/23	124

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 615

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Educational Facilities Authority Revenue Bonds	100	5.000	10/01/24	114
California Educational Facilities Authority Revenue Bonds	225	5.000	12/01/24	254
California Educational Facilities Authority Revenue Bonds	100	5.000	10/01/25	116
California Educational Facilities Authority Revenue Bonds	235	5.000	12/01/25	268
California Educational Facilities Authority Revenue Bonds	110	5.000	10/01/26	128
California Educational Facilities Authority Revenue Bonds	250	5.000	12/01/26	287
California Educational Facilities Authority Revenue Bonds	200	5.000	10/01/27	235
California Educational Facilities Authority Revenue Bonds	370	5.000	12/01/27	427
California Educational Facilities Authority Revenue Bonds	375	5.000	12/01/28	435
California Educational Facilities Authority Revenue Bonds	365	5.000	12/01/29	420
California Educational Facilities Authority Revenue Bonds	810	5.000	10/01/30	944
California Educational Facilities Authority Revenue Bonds	525	5.000	12/01/30	601
California Educational Facilities Authority Revenue Bonds	450	5.000	12/01/31	513
California Educational Facilities Authority Revenue Bonds	445	5.000	10/01/32	511
California Educational Facilities Authority Revenue Bonds	475	5.000	12/01/32	539
California Educational Facilities Authority Revenue Bonds	500	5.000	12/01/33	566
California Educational Facilities Authority Revenue Bonds	800	5.000	10/01/35	907
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/25	1,148
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,163
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,482
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,549
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,074
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	409
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	668
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,771
California Municipal Finance Authority Revenue Bonds	100	5.000	10/01/26	114
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	816
California Municipal Finance Authority Revenue Bonds	410	5.000	10/01/27	470
California Municipal Finance Authority Revenue Bonds	150	5.000	10/01/28	173
California Municipal Finance Authority Revenue Bonds	225	5.000	10/01/29	257
California Municipal Finance Authority Revenue Bonds	475	5.000	10/01/30	537
California Municipal Finance Authority Revenue Bonds	350	5.000	01/01/31	410
California Municipal Finance Authority Revenue Bonds	370	5.000	01/01/32	431
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	919
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,368
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	1,350	0.830	05/15/24	1,350
California Statewide Communities Development Authority Revenue Bonds	245	3.500	11/01/18	245
California Statewide Communities Development Authority Revenue Bonds	2,520	5.000	04/01/19	2,552
California Statewide Communities Development Authority Revenue Bonds	1,545	5.000	05/15/21	1,639
California Statewide Communities Development Authority Revenue Bonds	1,470	5.000	05/15/23	1,611
California Statewide Communities Development Authority Revenue Bonds	500	3.000	07/01/25	504
California Statewide Communities Development Authority Revenue Bonds	250	5.000	12/01/26	274
California Statewide Communities Development Authority Revenue Bonds(Å)	2,630	3.500	11/01/27	2,614
California Statewide Communities Development Authority Revenue Bonds	350	5.000	12/01/27	382
California Statewide Communities Development Authority Revenue Bonds	275	5.000	12/01/28	296
California Statewide Communities Development Authority Revenue Bonds	275	5.000	04/01/30	309
California Statewide Communities Development Authority Revenue Bonds	3,125	6.125	11/01/33	3,536
California Statewide Communities Development Authority Revenue Bonds	900	5.000	08/01/34	987

See accompanying notes which are an integral part of the financial statements.

616 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	825	5.000	04/01/47	892
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ)	560	5.000	08/01/32	618
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	583
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,165
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	757
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/33	471
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/34	467
City of Clovis Wastewater Revenue Bonds(µ)	1,250	5.000	08/01/28	1,464
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,720
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,264
City of Vallejo California Water Revenue Bonds	1,755	5.250	05/01/27	1,948
City of Vallejo California Water Revenue Bonds	2,590	5.250	05/01/29	2,856
Corona-Norco Unified School District General Obligation Unlimited	3,430	4.000	08/01/39	3,494
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	211
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	536
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,265
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	455
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	865
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	656
El Camino Healthcare District General Obligation Unlimited(µ)	3,600	3.211	08/01/29	2,498
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,083
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	508
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,086
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	5.000	06/01/31	10,991
Golden State Tobacco Securitization Corp. Revenue Bonds	8,000	5.000	06/01/32	8,758
Golden State Tobacco Securitization Corp. Revenue Bonds	2,700	5.000	06/01/33	2,944
Golden State Tobacco Securitization Corp. Revenue Bonds	2,300	5.000	06/01/34	2,499
Golden State Tobacco Securitization Corp. Revenue Bonds	830	5.000	06/01/47	808
Golden State Tobacco Securitization Corp. Revenue Bonds	625	5.250	06/01/47	628
Grossmont-Cuyamaca Community College District General Obligation Unlimited	425	5.000	08/01/34	494
Grossmont-Cuyamaca Community College District General Obligation Unlimited	500	5.000	08/01/35	579
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,000	5.000	08/01/36	1,153
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,125	5.000	08/01/37	1,292
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,117
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	407
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,115
Inglewood Unified School District General Obligation Unlimited(µ)	295	5.000	08/01/28	333
Inglewood Unified School District General Obligation Unlimited(µ)	250	5.000	08/01/29	280
Inglewood Unified School District General Obligation Unlimited(µ)	290	5.000	08/01/31	322
Inglewood Unified School District General Obligation Unlimited(µ)	345	5.000	08/01/32	381
Inglewood Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/33	550
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)	1,380	5.000	08/01/33	1,544
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.418	08/01/31	350
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.518	08/01/32	292
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.668	08/01/33	378
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.743	08/01/34	330
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.843	08/01/35	391
Lynwood Unified School District General Obligation Unlimited(µ)	990	3.916	08/01/36	468

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 617

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lynwood Utility Authority Revenue Bonds(µ)	450	5.000	06/01/31	505
Lynwood Utility Authority Revenue Bonds(µ)	465	5.000	06/01/32	520
Napa Valley Community College District General Obligation Unlimited	4,000	4.000	02/01/21	3,843
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	798
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	851
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	938
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	375
Palm Desert Redevelopment Agency Successor Agency Tax Allocation	200	4.000	10/01/19	204
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	120	5.000	10/01/27	140
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	170	5.000	10/01/28	198
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	350	5.000	10/01/29	405
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	185	5.000	10/01/30	214
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	390	5.000	10/01/31	449
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	405	5.000	10/01/32	464
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,500
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ)	1,900	5.000	09/01/25	2,179
Reef-Sunset Unified School District General Obligation Unlimited(µ)	665	5.000	08/01/38	743
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	3,425	2.220	05/15/37	3,153
Rio Vista Public Financing Authority Special Tax	505	5.000	09/01/26	575
Rio Vista Public Financing Authority Special Tax	275	5.000	09/01/27	313
Rio Vista Public Financing Authority Special Tax	285	5.000	09/01/29	321
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,596
Riverside County Public Financing Authority Tax Allocation(µ)	1,000	5.000	10/01/28	1,136
Riverside County Public Financing Authority Tax Allocation(µ)	1,150	5.000	10/01/30	1,291
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	1,925	5.000	10/01/21	1,843
Rosemead Community Development Commission Successor Agency Tax Allocation(µ)	490	5.000	10/01/27	574
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	4,200	0.719	12/01/35	4,081
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)	500	1.894	06/01/34	488
Salinas City Elementary School District General Obligation Unlimited(µ)	2,950	4.099	07/01/34	1,577
Salinas City Elementary School District General Obligation Unlimited(µ)	1,885	4.172	07/01/36	917
Salinas City Elementary School District General Obligation Unlimited(µ)	3,180	4.205	07/01/37	1,435
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	2,924
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	10,492
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	490
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,327
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	605
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	890
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,447
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/31	528
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/32	524
Santa Ana Unified School District Certificate of Participation(µ)	1,000	5.000	04/01/29	1,164
Santa Ana Unified School District Certificate of Participation(µ)	830	5.000	04/01/31	953
Santa Ana Unified School District Certificate of Participation(µ)	650	5.000	04/01/32	742
Santa Ana Unified School District Certificate of Participation(µ)	1,360	5.000	04/01/33	1,545
Santa Ana Unified School District Certificate of Participation(µ)	1,425	5.000	04/01/34	1,612
Santa Ana Unified School District Certificate of Participation(µ)	1,500	5.000	04/01/35	1,689
Santa Ana Unified School District Certificate of Participation(µ)	2,120	5.000	04/01/36	2,373

See accompanying notes which are an integral part of the financial statements.

618 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Santa Rosa Elementary School District General Obligation Unlimited(µ)	280	5.000	08/01/30	321
Santa Rosa Elementary School District General Obligation Unlimited(µ)	320	5.000	08/01/31	366
Santa Rosa Elementary School District General Obligation Unlimited(µ)	355	5.000	08/01/32	405
Santa Rosa Elementary School District General Obligation Unlimited(µ)	385	5.000	08/01/33	437
Santa Rosa Elementary School District General Obligation Unlimited(µ)	440	5.000	08/01/34	498
Santa Rosa Elementary School District General Obligation Unlimited(µ)	580	5.000	08/01/36	652
Santa Rosa High School District General Obligation Unlimited(µ)	850	5.000	08/01/33	969
Santa Rosa High School District General Obligation Unlimited(µ)	1,100	5.000	08/01/35	1,245
Shasta Lake Public Finance Authority Tax Allocation(µ)	135	5.000	12/01/25	156
South Orange County Public Financing Authority Special Assessment	1,500	5.000	08/15/28	1,769
South Orange County Public Financing Authority Special Assessment(µ)	1,600	5.000	08/15/29	1,873
South Orange County Public Financing Authority Special Assessment(µ)	700	5.000	08/15/30	812
South Orange County Public Financing Authority Special Assessment(µ)	385	5.000	08/15/31	444
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	966
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,050
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	650
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,538
State of California General Obligation Unlimited	365	5.250	07/01/21	374
State of California General Obligation Unlimited	7,095	5.000	11/01/25	7,980
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,576
State of California General Obligation Unlimited	4,825	5.000	10/01/27	5,573
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,710
State of California General Obligation Unlimited	450	5.000	02/01/31	486
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,386
				220,243
Colorado - 2.7%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	1,055	6.000	12/15/29	1,319
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	3,240	6.000	12/15/30	4,031
Arista Metropolitan District General Obligation Limited	500	4.375	12/01/28	497
Arista Metropolitan District General Obligation Limited	1,240	5.000	12/01/38	1,242
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/27	1,109
Arkansas River Power Authority Revenue Bonds	1,200	5.000	10/01/28	1,335
Arkansas River Power Authority Revenue Bonds	1,005	5.000	10/01/29	1,111
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/30	1,098
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)	360	5.000	12/01/32	396
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	515	4.000	12/01/27	501
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,109
Centerra Metropolitan District No. 1 Tax Allocation(Å)	1,200	5.000	12/01/29	1,263
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,137
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,004
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,072
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	922
Colorado Health Facilities Authority Revenue Bonds(~)(Ê)	2,750	2.800	05/15/23	2,737
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,646
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	717
Denver Health & Hospital Authority Certificates of Participation	730	5.000	12/01/23	798
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,855	2.655	12/01/33	1,760
Denver Health & Hospital Authority Revenue Bonds	295	4.250	12/01/33	295
Denver Health & Hospital Authority Revenue Bonds(Å)	1,000	5.000	12/01/34	1,073

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 619

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,694
Denver Urban Renewal Authority Tax Allocation	1,600	5.250	12/01/39	1,577
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,754
E-470 Public Highway Authority Revenue Bonds	1,250	5.375	09/01/26	1,318
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	497
Glen Metropolitan District No. 2 General Obligation Unlimited	1,320	5.000	12/01/47	1,241
Grand River Hospital District General Obligation Unlimited(µ)	1,000	5.250	12/01/34	1,130
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/35	563
Grand River Hospital District General Obligation Unlimited(µ)	2,655	5.250	12/01/37	2,970
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	546
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	170
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,282
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,916
Park Creek Metropolitan District Revenue Bonds	1,000	5.000	12/01/26	1,127
Park Creek Metropolitan District Revenue Tax Allocation	200	5.000	12/01/33	218
Park Creek Metropolitan District Revenue Tax Allocation	365	5.000	12/01/34	397
Park Creek Metropolitan District Revenue Tax Allocation	250	5.000	12/01/35	270
Park Creek Metropolitan District Revenue Tax Allocation	300	5.000	12/01/36	323
Park Creek Metropolitan District Revenue Tax Allocation	500	5.000	12/01/37	538
Public Authority for Colorado Energy Revenue Bonds	1,000	6.250	11/15/28	1,212
Regional Transportation District Certificate Of Participation(Å)	6,725	5.000	06/01/27	7,351
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.000	12/01/37	479
Woodmen Road Metropolitan District General Obligation Unlimited(µ)	440	4.000	12/01/19	449
				65,194
Connecticut - 3.0%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,039
City of Bridgeport General Obligation Unlimited	1,500	5.000	08/15/27	1,655
City of Bridgeport General Obligation Unlimited	1,640	5.000	11/01/33	1,757
City of Bridgeport General Obligation Unlimited	700	5.000	11/01/34	748
City of Hartford Connecticut General Obligation Unlimited(µ)	205	5.000	08/15/22	222
City of Hartford General Obligation Unlimited(µ)	1,000	5.000	04/01/21	1,057
City of Hartford General Obligation Unlimited	2,515	5.000	04/01/24	2,724
City of Hartford General Obligation Unlimited(µ)	250	5.000	07/01/25	278
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,414
City of Hartford General Obligation Unlimited(µ)	100	5.000	10/01/31	108
City of Hartford General Obligation Unlimited	725	4.000	04/01/32	729
City of Hartford General Obligation Unlimited(µ)	370	4.000	07/15/33	376
City of Hartford General Obligation Unlimited(µ)	180	4.000	07/01/34	183
City of Hartford General Obligation Unlimited(µ)	65	3.750	07/15/35	63
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,095
City of New Haven General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,142
City of New Haven General Obligation Unlimited	150	5.000	08/01/26	161
City of New Haven General Obligation Unlimited	300	5.000	08/01/27	323
City of New Haven General Obligation Unlimited	450	5.000	08/01/28	485
City of New Haven General Obligation Unlimited	250	5.500	08/01/29	278
City of New Haven General Obligation Unlimited	150	5.500	08/01/30	166
City of New Haven General Obligation Unlimited	200	5.500	08/01/31	220
City of New Haven General Obligation Unlimited	200	5.500	08/01/32	219
City of New Haven General Obligation Unlimited	100	5.500	08/01/33	109

See accompanying notes which are an integral part of the financial statements.

620 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of West Haven General Obligation Unlimited	220	3.000	11/01/18	220
City of West Haven General Obligation Unlimited	500	3.000	11/01/19	498
City of West Haven General Obligation Unlimited	815	4.000	11/01/20	822
City of West Haven General Obligation Unlimited	1,225	4.000	11/01/21	1,234
City of West Haven General Obligation Unlimited	400	5.000	11/01/22	417
City of West Haven General Obligation Unlimited	1,070	5.000	11/01/23	1,121
City of West Haven General Obligation Unlimited	800	5.000	11/01/24	840
City of West Haven General Obligation Unlimited	725	5.000	11/01/25	762
City of West Haven General Obligation Unlimited	525	5.000	11/01/26	553
City of West Haven General Obligation Unlimited	760	5.000	11/01/27	799
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,508
Connecticut Housing Finance Authority Revenue Bonds	4,350	4.250	05/15/42	4,588
Connecticut State Health & Educational Facilities Authority Revenue Bonds	600	5.000	07/01/24	659
Connecticut State Health & Educational Facilities Authority Revenue Bonds	760	5.000	07/01/25	839
Connecticut State Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/26	1,105
Metropolitan District General Obligation Unlimited(µ)	630	5.000	11/01/30	707
State of Connecticut General Obligation Bonds	2,490	5.000	08/15/20	2,599
State of Connecticut General Obligation Unlimited	625	5.000	06/15/27	696
State of Connecticut General Obligation Unlimited	9,725	5.000	04/15/28	10,831
State of Connecticut General Obligation Unlimited	245	5.000	06/15/28	273
State of Connecticut General Obligation Unlimited	5,500	5.000	03/15/29	6,002
State of Connecticut General Obligation Unlimited	275	5.000	06/15/29	305
State of Connecticut General Obligation Unlimited	60	5.000	06/15/32	66
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	4,903
Town of Hamden General Obligation Unlimited(µ)	400	5.000	08/15/29	444
Town of Hamden General Obligation Unlimited(µ)	200	5.000	08/15/30	221
University of Connecticut Revenue Bonds(µ)	1,585	5.000	03/15/29	1,756
University of Connecticut Revenue Bonds(µ)	665	5.000	04/15/29	748
University of Connecticut Revenue Bonds(µ)	3,455	5.000	01/15/36	3,737
				71,804
Delaware - 0.4%
County of New Castle General Obligation Unlimited	5,000	5.000	10/01/26	5,751
Delaware State Health Facilities Authority Revenue Bonds	800	5.000	07/01/29	908
State of Delaware General Obligation Unlimited	3,000	5.000	02/01/24	3,389
				10,048
District of Columbia - 0.4%
District of Columbia Income Tax Revenue Bonds	2,240	5.000	12/01/28	2,405
District of Columbia Revenue Bonds	2,000	5.000	10/01/21	2,082
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	1,985
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	985
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,115
				9,572
Florida - 5.0%
Arborwood Community Development District Special Assessment(µ)	1,225	2.750	05/01/25	1,186
Arborwood Community Development District Special Assessment(µ)	1,260	3.000	05/01/26	1,223
Arborwood Community Development District Special Assessment(µ)	1,295	3.125	05/01/27	1,249
Arborwood Community Development District Special Assessment(µ)	1,340	3.250	05/01/28	1,294
Bonterra Community Development District Special Assessment	195	2.750	05/01/24	190
Bonterra Community Development District Special Assessment	215	3.250	05/01/27	206

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 621

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Bonterra Community Development District Special Assessment	220	3.400	05/01/28	211
Bonterra Community Development District Special Assessment	720	3.625	05/01/31	687
Bonterra Community Development District Special Assessment	655	4.000	05/01/37	624
Capital Projects Finance Authority Revenue Bonds(µ)	170	5.125	10/01/21	170
Celebration Pointe Community Development District Special Assessment	350	4.000	05/01/22	354
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,635
Century Gardens at Tamiami Community Development District Special Assessment	120	3.500	11/01/27	117
Century Gardens at Tamiami Community Development District Special Assessment	120	3.500	11/01/28	116
Century Gardens at Tamiami Community Development District Special Assessment	650	4.000	11/01/33	627
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,536
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,040
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	440
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	1,950
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,246
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	550
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	712
Cityplace Community Development District Special Assessment(~)(µ)	2,380	3.696	11/01/25	1,846
Cityplace Community Development District Special Assessment(~)(µ)	3,000	4.063	11/01/25	2,269
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,801
Corkscrew Farms Community Development District Special Assessment(Å)	100	3.750	11/01/23	99
Corkscrew Farms Community Development District Special Assessment(Å)	300	4.500	11/01/28	296
Country Greens Community Development District Special Assessment	20	2.000	05/01/20	20
Country Greens Community Development District Special Assessment	130	2.500	05/01/22	128
Country Greens Community Development District Special Assessment	105	2.750	05/01/23	103
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	983
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,243
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	3,890
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	4.019	10/01/35	2,051
Deer Run Community Development District Special Assessment(Å)	1,500	5.400	05/01/39	1,439
Downtown Doral South Community Development District Special Assessment(Å)	500	3.875	12/15/23	496
East Bonita Beach Road Community Development District Special Assessment(Å)	110	3.875	11/01/23	109
East Bonita Beach Road Community Development District Special Assessment(Å)	340	4.375	11/01/29	335
East Central Regional Wastewater Treatment Facilities Operation Board Revenue Bonds	1,465	5.000	10/01/44	1,625
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,476
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Å)	800	4.500	06/01/33	807
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Å)	150	4.750	06/01/38	152
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	3,275	3.049	10/01/21	3,275
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	1,550	3.063	10/01/21	1,550
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	2,850	3.240	10/01/21	2,850
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,330
Flow Way Community Development District Special Assessment	210	4.000	11/01/28	201
Flow Way Community Development District Special Assessment	100	5.000	11/01/38	102
Golden Lakes Community Development District Special Assessment(µ)	15	3.000	05/01/22	15
Golden Lakes Community Development District Special Assessment(µ)	30	3.250	05/01/23	30
Golden Lakes Community Development District Special Assessment(µ)	80	3.500	05/01/24	80
Golden Lakes Community Development District Special Assessment(µ)	515	4.250	05/01/32	525
Harmony West Community Development District Special Assessment(Å)	350	4.125	05/01/24	347
Harmony West Community Development District Special Assessment(Å)	450	4.750	05/01/29	443

See accompanying notes which are an integral part of the financial statements.

622 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Harmony West Community Development District Special Assessment(Å)	660	5.100	05/01/38	642
Hillcrest Community Development District Special Assessment	300	4.000	11/01/28	288
Hillcrest Community Development District Special Assessment	300	4.500	11/01/38	279
JEA Electric System Revenue Bonds	645	5.000	10/01/20	674
K-Bar Ranch II Community Development District Special Assessment(Å)	500	4.000	05/01/28	485
Meadow Pointe III Community Development District Special Assessment	100	2.125	05/01/19	100
Meadow Pointe III Community Development District Special Assessment	100	2.500	05/01/20	100
Meadow Pointe III Community Development District Special Assessment	105	2.750	05/01/21	104
Meadow Pointe III Community Development District Special Assessment	110	3.250	05/01/23	110
Meadow Pointe IV Community Development District Special Assessment	100	2.100	05/01/19	100
Meadow Pointe IV Community Development District Special Assessment	100	2.400	05/01/20	100
Meadow Pointe IV Community Development District Special Assessment	105	2.625	05/01/21	104
Meadow Pointe IV Community Development District Special Assessment	105	2.750	05/01/22	104
Meadow Pointe IV Community Development District Special Assessment	110	3.200	05/01/23	110
Mediterranea Community Development District Special Assessment	260	4.250	05/01/29	254
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,329
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	502
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,837
Naples Reserve Community Development District Special Assessment(Å)	535	4.625	11/01/29	520
North Dade Community Development District Special Assessment	77	3.000	05/01/20	77
North Dade Community Development District Special Assessment	81	3.000	05/01/21	81
North Dade Community Development District Special Assessment	81	3.000	05/01/22	81
North Dade Community Development District Special Assessment	84	3.000	05/01/23	83
North Dade Community Development District Special Assessment	88	3.500	05/01/24	88
North Dade Community Development District Special Assessment	92	3.500	05/01/25	92
North Dade Community Development District Special Assessment	96	3.500	05/01/26	95
North Dade Community Development District Special Assessment	100	3.500	05/01/27	98
North Dade Community Development District Special Assessment	99	3.500	05/01/28	96
North Dade Community Development District Special Assessment	327	3.750	05/01/31	316
North Dade Community Development District Special Assessment	824	4.000	05/01/38	778
Oak Creek Community Development District Special Assessment	160	2.300	05/01/19	160
Oak Creek Community Development District Special Assessment	165	2.625	05/01/20	165
Oak Creek Community Development District Special Assessment	165	3.000	05/01/21	165
Oak Creek Community Development District Special Assessment	170	3.300	05/01/22	170
Oak Creek Community Development District Special Assessment	180	3.500	05/01/23	180
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,227
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,082
Palm Glades Community Development District Special Assessment(Å)	750	4.000	11/01/33	754
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	470	4.000	05/01/25	476
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	510	4.000	05/01/27	509
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds	375	4.500	05/01/31	383
Putnam County Development Authority Revenue Bonds	500	5.000	03/15/42	542
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	888
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,565
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,414
Sherwood Manor Community Development District Special Assessment(Å)	550	4.625	11/01/29	539
South Fork East Community Development District Special Assessment	2,000	4.125	05/01/36	1,936

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 623

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
South Village Community Development District Special Assessment	230	3.750	05/01/38	215
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,348
Timber Creek Community Development District Special Assessment(Å)	250	4.125	11/01/24	247
Timber Creek Community Development District Special Assessment(Å)	400	4.625	11/01/29	392
Timber Creek Community Development District Special Assessment(Å)	535	5.000	11/01/38	521
Town of Davie Educational Facilities Revenue Bonds	550	5.000	04/01/32	606
Village Community Development District No. 12 Special Assessment(Å)	1,535	3.800	05/01/28	1,528
Volusia County School Board Certificate Of Participation(µ)	1,280	5.000	08/01/32	1,408
Watergrass Community Development District II Special Assessment	510	4.000	05/01/23	505
Watergrass Community Development District II Special Assessment	775	4.450	05/01/28	760
Watergrass Community Development District II Special Assessment	2,260	5.150	05/01/38	2,184
				121,775
Georgia - 2.0%
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)	3,875	3.000	02/01/23	3,786
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	1,800	0.960	07/01/49	1,800
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,582
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,352
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae)	1,305	5.500	11/01/19	1,350
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	719
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,067
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds(~)(Ê)	2,750	4.000	09/01/23	2,868
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)	21,265	2.262	09/01/23	21,106
Morgan County Hospital Authority Revenue Bonds	10,000	2.750	09/01/19	9,993
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,116
				47,739
Guam - 2.9%
Government of Guam Revenue Bonds	1,960	5.000	12/01/28	2,124
Guam Business Privilege Tax Revenue Bonds	7,860	5.000	11/15/26	8,615
Guam Government Business Privilege Tax Revenue Bonds	2,275	5.250	01/01/36	2,385
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/25	163
Guam Government Waterworks Authority Revenue Bonds	225	5.000	07/01/26	246
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/27	164
Guam Government Waterworks Authority Revenue Bonds	1,395	5.000	07/01/28	1,468
Guam Government Waterworks Authority Revenue Bonds	5,425	5.000	07/01/29	5,723
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/30	322
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/31	321
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/32	320
Guam Government Waterworks Authority Revenue Bonds	1,700	5.000	07/01/36	1,785
Guam Government Waterworks Authority Revenue Bonds	1,500	5.000	07/01/37	1,574
Guam Government Waterworks Authority Water & Wastewater System Revenue Bonds	300	5.000	07/01/31	319
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,364
Guam Power Authority Revenue Bonds	2,650	5.000	10/01/33	2,816
Guam Power Authority Revenue Bonds	3,925	5.000	10/01/34	4,150
Guam Power Authority Revenue Bonds	2,690	5.000	10/01/35	2,838
Territory of Guam Business Privilege Tax Revenue Bonds	500	5.000	11/15/39	528
Territory of Guam Revenue Bonds	2,750	5.000	12/01/19	2,819
Territory of Guam Revenue Bonds	400	5.000	12/01/21	424
Territory of Guam Revenue Bonds	5,060	5.000	12/01/22	5,436
Territory of Guam Revenue Bonds	2,450	5.000	12/01/23	2,660

See accompanying notes which are an integral part of the financial statements.

624 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Territory of Guam Revenue Bonds	500	5.375	12/01/24	518
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,045
Territory of Guam Revenue Bonds	2,260	5.000	12/01/30	2,429
Territory of Guam Revenue Bonds	9,525	5.000	01/01/31	9,844
Territory of Guam Revenue Bonds	785	5.000	01/01/32	810
Territory of Guam Revenue Bonds	1,000	5.000	12/01/33	1,063
Territory of Guam Revenue Bonds	555	5.000	12/01/35	587
				69,860
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,488
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,239
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,180
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	753
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,614
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,818
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,008
				11,100
Illinois - 11.8%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	11,261
Chicago Board of Education General Obligation Unlimited(µ)	640	5.500	12/01/19	654
Chicago Board of Education General Obligation Unlimited	4,000	5.000	12/01/20	4,110
Chicago Board of Education General Obligation Unlimited(µ)	4,000	4.638	12/01/23	3,297
Chicago Board of Education General Obligation Unlimited(µ)	675	5.000	12/01/25	743
Chicago Board of Education General Obligation Unlimited(µ)	810	5.000	12/01/26	896
Chicago Board of Education General Obligation Unlimited(µ)	2,995	5.000	12/01/27	3,097
Chicago Board of Education General Obligation Unlimited(µ)	2,750	5.000	12/01/28	3,063
Chicago Board of Education General Obligation Unlimited(µ)	1,880	0.010	12/01/30	1,068
Chicago Board of Education General Obligation Unlimited(µ)	1,750	4.322	12/01/30	994
Chicago Board of Education General Obligation Unlimited(µ)	3,000	5.000	12/01/31	3,278
Chicago Board of Education General Obligation Unlimited(µ)	3,500	5.000	12/01/32	3,812
Chicago Board of Education General Obligation Unlimited	325	5.000	04/01/34	346
Chicago Board of Education General Obligation Unlimited	250	5.000	04/01/35	265
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,077
Chicago Board of Education General Obligation Unlimited	225	5.000	04/01/36	238
Chicago Board of Education General Obligation Unlimited	210	5.000	04/01/37	222
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/42	5,841
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,765
Chicago O'Hare International Airport Revenue Bonds	4,250	5.000	01/01/33	4,635
Chicago Public Building Commission Revenue Bonds(µ)	1,345	5.250	12/01/18	1,348
City of Chicago General Obligation Unlimited	6,570	5.000	12/01/23	6,801
City of Chicago General Obligation Unlimited	475	5.000	01/01/29	501
City of Chicago General Obligation Unlimited(µ)	6,150	5.250	01/01/31	6,576
City of Chicago General Obligation Unlimited	3,500	5.000	01/01/38	3,584
City of Chicago General Obligation Unlimited	325	5.000	01/01/40	328
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,119
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	577
City of Chicago Illinois General Obligation Unlimited	3,100	5.000	01/01/24	3,164
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,109
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,017

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 625

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	560	5.000	01/01/28	585
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	754
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	545
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	544
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,729
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,064
City of Chicago Wastewater Transmission Revenue Bonds	4,920	5.000	01/01/36	5,207
City of Chicago Waterworks Revenue Bonds	1,000	5.000	11/01/18	1,000
City of Chicago Waterworks Revenue Bonds(µ)	6,000	5.000	11/01/31	6,567
City of Country Club Hills General Obligation Unlimited(µ)	340	4.000	12/01/20	348
City of Country Club Hills General Obligation Unlimited(µ)	1,000	4.000	12/01/29	1,011
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	650
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,390
Coles Christian Clark etc Counties Community College District No 517 General
Obligation Unlimited(µ)	500	5.000	12/01/19	515
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,569
Cook County School District No 95 General Obligation Unlimited	465	4.000	12/01/24	490
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,500	5.000	12/01/22	1,600
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,575	5.000	12/01/23	1,702
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,140	5.000	12/01/24	1,239
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	610	5.000	12/01/26	669
County of Cook Sales Tax Revenue Bonds	1,250	5.250	11/15/36	1,400
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	678
Governors State University Certificates of Participation(µ)	500	5.000	07/01/24	542
Governors State University Certificates of Participation(µ)	500	5.000	07/01/25	546
Illinois Finance Authority Education Revenue Bonds	580	5.000	09/01/25	620
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,001
Illinois Finance Authority Revenue Bonds	1,180	4.000	02/15/19	1,180
Illinois Finance Authority Revenue Bonds	1,225	4.000	02/15/20	1,221
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,048
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,046
Illinois Finance Authority Revenue Bonds	2,150	5.000	02/15/27	2,137
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,002
Illinois Finance Authority Revenue Bonds	300	4.375	12/01/28	297
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/28	265
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,290
Illinois Finance Authority Revenue Bonds	520	5.000	08/01/29	566
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,609
Illinois Finance Authority Revenue Bonds	315	5.000	12/01/29	331
Illinois Finance Authority Revenue Bonds	1,265	5.000	08/01/30	1,385
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/30	262
Illinois Finance Authority Revenue Bonds	1,175	5.000	08/01/31	1,287
Illinois Finance Authority Revenue Bonds	320	5.000	12/01/31	334
Illinois Finance Authority Revenue Bonds	745	5.000	08/01/32	813
Illinois Finance Authority Revenue Bonds	500	5.000	12/01/32	520
Illinois Finance Authority Revenue Bonds	200	5.000	01/01/36	212
Illinois Finance Authority Revenue Bonds	900	5.000	10/01/41	990
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	500	5.000	02/15/27	548
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	400	5.000	02/15/29	436

See accompanying notes which are an integral part of the financial statements.

626 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois General Obligation Unlimited	3,250	5.000	11/01/25	3,380
Illinois General Obligation Unlimited	720	5.000	05/01/42	723
Illinois General Obligation Unlimited	720	5.000	05/01/43	722
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,081
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,515
Illinois State University Revenue Bonds(µ)	435	5.000	04/01/21	456
Illinois State University Revenue Bonds(µ)	725	5.000	04/01/23	779
Illinois State University Revenue Bonds(µ)	360	5.000	04/01/24	391
Illinois State University Revenue Bonds(µ)	500	5.000	04/01/25	547
Kane County School District No 131 Aurora East Side General Obligation(µ)	3,920	5.000	12/01/27	4,428
Kane County School District No 131 Aurora East Side General Obligation(µ)	2,000	5.000	12/01/28	2,242
Kane County School District No 131 Aurora East Side General Obligation(µ)	2,000	5.000	12/01/29	2,228
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,030
Lake County Hawthorn Community Consolidated School District No 73 General
Obligation Unlimited(µ)	315	1.952	12/01/18	314
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	203
McHenry & Kane Counties Community Consolidated School District No. 158 General
Obligation Unlimited(µ)	1,000	3.099	01/01/21	946
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	907
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,505
Metropolitan Pier & Exposition Authority Revenue Bonds	355	5.000	12/15/27	382
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	8,565	5.000	12/15/28	8,934
Metropolitan Pier & Exposition Authority Revenue Bonds	1,300	5.000	12/15/30	1,394
Metropolitan Pier & Exposition Authority Revenue Bonds	540	4.700	06/15/31	289
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	4.850	06/15/31	799
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	4.950	06/15/31	876
Metropolitan Pier & Exposition Authority Revenue Bonds	555	5.000	12/15/31	592
Metropolitan Pier & Exposition Authority Revenue Bonds	600	5.000	12/15/33	636
Metropolitan Pier & Exposition Authority Revenue Bonds	500	5.000	12/15/34	528
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,015
Sales Tax Securitization Corp. Revenue Bonds	6,590	5.000	01/01/35	7,149
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,610
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	926
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,093
St. Charles Park District General Obligation Unlimited	925	5.000	12/15/18	928
State of Illinois General Obligation Unlimited	5,000	5.000	11/01/19	5,109
State of Illinois General Obligation Unlimited(µ)	730	5.000	01/01/20	749
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	530
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,100
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,036
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	207
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	233
State of Illinois General Obligation Unlimited(µ)	2,750	5.000	08/01/22	2,899
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	130
State of Illinois General Obligation Unlimited	400	5.000	02/01/24	416
State of Illinois General Obligation Unlimited	4,655	5.000	08/01/24	4,815
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	230
State of Illinois General Obligation Unlimited	3,000	5.000	11/01/24	3,121
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	237

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 627

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited	8,560	5.000	01/01/25	8,897
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,364
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	98
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	117
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	128
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	3,973
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	372
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	205
State of Illinois General Obligation Unlimited	1,610	5.000	10/01/28	1,663
State of Illinois General Obligation Unlimited	5,700	5.000	11/01/28	5,871
State of Illinois General Obligation Unlimited	3,000	5.000	10/01/29	3,078
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,547
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,217
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	261
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	51
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	110
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	13,198
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	504
Town of Cicero General Obligation Unlimited(µ)	785	5.000	01/01/21	822
Town of Cicero General Obligation Unlimited(µ)	825	5.000	01/01/22	877
Town of Cicero General Obligation Unlimited(µ)	915	5.000	01/01/24	995
Town of Cicero General Obligation Unlimited(µ)	500	5.000	01/01/25	549
Town of Cicero General Obligation Unlimited(µ)	1,010	5.000	01/01/26	1,115
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,157
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,562
Village of Bellwood Illinois General Obligation Unlimited	400	5.875	12/01/27	443
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,280
Village of East Dundee Illinois General Obligation Unlimited(µ)	420	4.000	12/01/23	437
Village of Rosemont General Obligation Unlimited(µ)	1,430	5.000	12/01/26	1,593
Village of Rosemont General Obligation Unlimited(µ)	1,500	5.000	12/01/27	1,666
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,094	5.000	03/01/34	1,177
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	831
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,239
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	785
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	506
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	607
Will County School District No 114 Manhattan General Obligation Unlimited(µ)	1,630	3.500	01/01/25	1,659
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,090
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,450	5.000	12/01/25	1,619
				285,553
Indiana - 0.2%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,046
City of Rockport Pollution Control Revenue Bonds	1,500	3.050	06/01/25	1,479
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds	570	5.000	01/15/28	659
Indiana Finance Authority Hospital Revenue Bonds(Ê)	1,145	2.160	11/01/23	1,145
				4,329

Iowa - 0.6%

See accompanying notes which are an integral part of the financial statements.

628 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,202
City of Orange Sewer Revenue Bonds(µ)	180	4.000	06/01/28	188
City of Orange Sewer Revenue Bonds(µ)	210	4.000	06/01/32	214
City of Orange Sewer Revenue Bonds(µ)	440	4.000	06/01/34	445
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,362
Iowa Finance Authority Revenue Bonds	1,000	4.000	07/01/48	1,046
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,629
Nevada Community School District Revenue Bonds	645	5.125	07/01/19	658
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,279
				14,023
Kansas - 0.7%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	717
Johnson County Unified School District No 229 General Obligation Unlimited	5,955	5.000	10/01/20	6,274
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,110	5.000	04/01/31	1,210
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/32	1,086
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/38	1,068
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,393
Wyandotte County City Unified Government Revenue Bonds	2,000	4.500	12/01/40	1,962
				16,710
Kentucky - 0.9%
County of Knox General Obligation Unlimited(µ)	505	5.000	10/01/35	554
Kentucky Economic Development Finance Authority Revenue Bonds	1,860	3.000	05/15/22	1,860
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,705
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	1,939
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,535
Kentucky Property & Building Commission Revenue Bonds(µ)	2,750	5.000	05/01/31	3,060
Kentucky Property & Building Commission Revenue Bonds(µ)	2,000	5.000	05/01/32	2,217
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	3,500	4.000	04/01/24	3,640
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,283
Louisville/Jefferson County Metropolitan Government Revenue Bonds	3,000	4.000	10/01/34	2,934
				22,727
Louisiana - 2.1%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,094
City of Shreveport General Obligation Unlimited(µ)	2,000	5.000	08/01/28	2,248
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,278
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,107
City of Shreveport Water & Sewer Revenue Bonds(µ)	1,020	5.000	12/01/31	1,153
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	9,550	0.500	08/01/35	9,550
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	3,150	0.700	12/01/40	3,150
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	846
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	778
Louisiana Housing Corp. Revenue Bonds	1,900	4.500	12/01/47	2,027
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	2,500	5.000	10/01/28	2,891
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	4,000	3.500	11/01/32	3,766
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,020
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	120	0.870	04/02/23	120
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,782
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	637

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 629

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Red River Parish School Board General Obligation Unlimited	570	5.000	03/01/27	655
Red River Parish School Board General Obligation Unlimited	630	5.000	03/01/28	719
Red River Parish School Board General Obligation Unlimited	300	4.000	03/01/37	307
Red River Parish School Board General Obligation Unlimited	200	4.000	03/01/38	203
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,467
State of Louisiana General Obligation Unlimited	2,750	5.000	08/01/22	3,021
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	961
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,451
				50,231
Maryland - 0.7%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,267
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,089
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,082
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,077
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,187
Maryland Community Development Administration Revenue Bonds	5,000	4.500	09/01/48	5,316
Maryland Economic Development Corp. Revenue Bonds	730	5.125	06/01/20	756
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	897
Maryland Economic Development Corp. Revenue Bonds	1,500	5.000	06/01/35	1,628
State of Maryland Department of Transportation Revenue Bonds	2,995	4.000	09/01/27	3,277
				17,576
Massachusetts - 1.6%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,305
Commonwealth of Massachusetts General Obligation Limited	4,000	4.000	05/01/39	4,006
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	6,655	1.164	05/01/37	6,421
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	3,220	2.140	05/01/37	3,107
Massachusetts Bay Transportation Authority Revenue Bonds(~)	9,000	2.380	07/01/21	8,453
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê)	5,000	2.964	08/01/23	5,037
Massachusetts Development Finance Agency Revenue Bonds	500	4.000	11/15/18	500
Massachusetts Development Finance Agency Revenue Bonds	4,860	5.500	11/15/18	4,866
Massachusetts Development Finance Agency Revenue Bonds	300	5.000	11/15/28	311
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,825
Massachusetts Housing Finance Agency Revenue Bonds	2,000	4.000	12/01/48	2,089
				38,920
Michigan - 4.3%
Allendale Public School District General Obligation Unlimited	2,500	5.000	05/01/22	2,719
Allendale Public School District General Obligation Unlimited	2,700	5.000	05/01/23	2,983
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,686
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,719
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,006
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,019
Downriver Utility Wastewater Authority Revenue Bonds(µ)	895	5.000	04/01/28	1,012
Eastern Michigan University Revenue Bonds(µ)	740	5.000	03/01/30	829
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/31	1,115
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/33	1,107
Ecorse Public School District General Obligation Unlimited	610	4.000	05/01/19	616
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,689
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,103
Great Lakes Water Authority Sewage Disposal System Revenue Bonds	1,000	5.000	07/01/26	1,146

See accompanying notes which are an integral part of the financial statements.

630 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Great Lakes Water Authority Sewage Disposal System Revenue Bonds	3,815	5.000	07/01/29	4,442
Great Lakes Water Authority Water Supply System Revenue Bonds	1,985	5.000	07/01/19	2,023
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,513
Karegnondi Water Authority Revenue Bonds	855	5.000	11/01/34	936
Karegnondi Water Authority Revenue Bonds	1,000	5.000	11/01/35	1,089
Karegnondi Water Authority Revenue Bonds	1,400	5.000	11/01/37	1,513
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,550
Michigan Finance Authority Obligation Revenue Bonds	2,145	5.000	02/01/22	2,269
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,323
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	458
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	626
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	772
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	825
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	709
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,233
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,008
Michigan Finance Authority Revenue Bonds	1,660	5.000	12/01/28	1,902
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,476
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,303
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,084
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,510
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	538
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,468
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	606
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,083
Michigan State Housing Development Authority Revenue Bonds	5,000	4.250	06/01/49	5,270
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,038
Michigan Strategic Fund Tax Allocation(~)(Ê)	15,000	4.125	07/01/45	15,023
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,890	5.125	06/01/22	2,865
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	496
University of Michigan Revenue Bonds(ae)(Ê)	2,390	1.830	04/01/22	2,392
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	482
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,274
				102,848
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,858
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	675	5.000	11/15/20	713
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,105
City of Rochester Minnesota Revenue Bonds(~)(Ê)	1,125	4.000	11/15/30	1,126
City of St Paul Housing & Redevelopment Authority Revenue Bonds(~)(Ê)	2,300	2.200	09/01/20	2,290
County of Kanabec Healthcare Revenue Bonds	4,000	2.750	12/01/19	3,991
Minnesota Higher Education Facilities Authority Revenue Bonds	1,010	5.000	10/01/28	1,167
Minnesota Higher Education Facilities Authority Revenue Bonds	1,015	5.000	10/01/29	1,163
Minnesota Higher Education Facilities Authority Revenue Bonds	585	5.000	10/01/31	660
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,263
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,374
				18,710
Mississippi - 0.7%

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 631

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mississippi Business Finance Corp. Revenue Bonds(Ê)	300	1.610	12/01/30	300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,104
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,090
Mississippi Development Bank Revenue Bonds	6,750	5.000	03/01/43	7,386
Mississippi Home Corp. Revenue Bonds	1,000	4.000	12/01/44	1,046
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds(~)(Ê)	2,750	2.125	01/09/19	2,747
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,104
				15,777
Missouri - 0.7%
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue Bonds	810	5.000	10/01/28	811
Cape Girardeau County Industrial Development Authority Revenue Bonds	970	5.000	03/01/29	1,048
Cape Girardeau County Industrial Development Authority Revenue Bonds	1,000	5.000	03/01/30	1,075
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,212
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	511
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,023
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,023
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,723
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	2,840
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,593
Industrial Development Authority of the City of St. Louis Revenue Bonds	595	4.375	11/15/35	597
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,565
Maryland Heights Industrial Development Authority Revenue Bonds	1,500	4.375	03/15/30	1,473
Nixa Public Schools General Obligation Unlimited	245	5.000	03/01/33	254
				16,748
Montana - 0.4%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds	640	5.000	07/01/28	710
Montana Finance Authority Health Facilities Revenue Bonds	410	5.000	06/01/33	456
Montana Finance Authority Health Facilities Revenue Bonds	1,000	5.000	06/01/34	1,109
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	650	5.000	07/01/25	738
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,335	5.000	07/01/26	1,529
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,460	5.000	07/01/27	1,680
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	2,680	5.000	07/01/28	3,105
				9,327
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds	2,500	5.000	09/01/26	2,782
Central Plains Energy Project Revenue Bonds	2,000	5.000	09/01/30	2,249
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,682
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,797
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,075
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,072
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,021
				14,678
Nevada - 0.5%
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,081
Clark County General Obligation Unlimited	2,555	5.000	06/01/33	2,920
County of Clark Nevada Revenue Bonds	1,965	5.000	07/01/29	2,180
Nevada Department of Business & Industrial Revenue Bonds	750	4.500	12/15/29	744
Nevada Department of Business & Industry Revenue Bonds	350	3.125	07/15/22	343
Nevada Department of Business & Industry Revenue Bonds	340	5.000	07/15/27	352

See accompanying notes which are an integral part of the financial statements.

632 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,758
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,769
				12,147
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds(~)(Ê)	805	2.800	10/01/33	796
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,619
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	1,962
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,734
New Hampshire Health and Education Facilities Authority Revenue Bonds	2,170	5.000	06/01/28	2,571
				8,682
New Jersey - 4.9%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,007
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,145
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	317
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	600
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,014
City of Atlantic City General Obligation Unlimited(µ)	400	4.000	11/01/18	400
City of Atlantic City General Obligation Unlimited(µ)	300	5.000	03/01/24	329
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	555
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	503
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	820
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,629
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,020
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,266
City of Trenton New Jersey General Obligation Unlimited(µ)	1,410	5.000	07/15/23	1,539
Jersey City General Obligation Unlimited	450	5.000	11/01/31	509
New Jersey Building Authority Revenue Bonds(µ)	580	5.000	06/15/28	642
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,535
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,867
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	79
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,181
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	785
New Jersey Economic Development Authority Revenue Bonds(µ)	1,265	5.250	07/01/26	1,418
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	868
New Jersey Economic Development Authority Revenue Bonds(µ)	2,005	5.000	07/01/28	2,238
New Jersey Economic Development Authority Revenue Bonds	1,665	5.000	06/15/29	1,760
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	789
New Jersey Economic Development Authority Revenue Bonds	340	3.000	06/01/32	306
New Jersey Economic Development Authority Revenue Bonds	660	5.000	06/01/32	742
New Jersey Economic Development Authority Revenue Bonds(µ)	1,720	5.000	07/01/35	1,874
New Jersey Economic Development Authority Revenue Bonds	4,975	5.000	06/15/36	5,193
New Jersey Economic Development Authority Revenue Bonds(Å)	1,000	5.000	06/15/37	1,042
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	493
New Jersey Educational Facilities Authority Revenue Bonds(µ)	3,085	5.000	07/01/33	3,483
New Jersey Educational Facilities Authority Revenue Bonds	950	5.000	07/01/36	1,005
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,369
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,115
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,140
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,180	5.000	07/01/29	2,466

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 633

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	326
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,125
New Jersey State Turnpike Authority Revenue Bonds	5,550	5.000	01/01/22	5,994
New Jersey State Turnpike Authority Revenue Bonds	2,485	5.000	01/01/23	2,733
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,389
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	833
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	3,000	5.250	01/01/26	3,461
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,750	4.370	12/15/26	1,247
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,468
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,125	4.554	12/15/29	687
New Jersey Transportation Trust Fund Authority Revenue Bonds	735	5.000	06/15/30	799
New Jersey Transportation Trust Fund Authority Revenue Bonds	5,585	5.000	06/15/31	6,047
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.000	12/15/31	766
New Jersey Transportation Trust Fund Authority Revenue Bonds	950	5.000	12/15/33	1,009
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,225	5.000	12/15/34	2,355
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	5.000	12/15/35	832
New Jersey Transportation Trust Fund Authority Revenue Bonds	14,860	4.934	12/15/36	6,116
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/36	1,048
New Jersey Transportation Trust Fund Authority Revenue Bonds	685	4.250	12/15/38	656
New Jersey Transportation Trust Fund Authority Revenue Bonds	21,585	4.975	12/15/38	7,945
New Jersey Turnpike Authority Revenue Bonds(ae)	170	5.000	07/01/22	187
New Jersey Turnpike Authority Revenue Bonds	890	5.000	01/01/23	983
New Jersey Turnpike Authority Revenue Bonds	2,330	5.000	01/01/27	2,558
New Jersey Turnpike Authority Revenue Bonds	1,625	5.000	01/01/32	1,835
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,228
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	366
Tobacco Settlement Financing Corp. Revenue Bonds	5,675	3.200	06/01/27	5,573
				118,609
New York - 7.1%
Amherst Development Corp. Revenue Bonds	570	5.000	10/01/24	618
Amherst Development Corp. Revenue Bonds	600	5.000	10/01/25	651
Amherst Development Corp. Revenue Bonds	630	5.000	10/01/26	687
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,461
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	933
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,471
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	565
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	786
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	668
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	554
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,534
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,739
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,681
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,161
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	657
County of Monroe General Obligation Limited(µ)	1,000	5.000	06/01/21	1,069
Hudson Yards Infrastructure Corp. Revenue Bonds	7,495	5.000	02/15/35	8,331
Hudson Yards Infrastructure Corp. Revenue Bonds	4,740	5.000	02/15/37	5,233
Hudson Yards Infrastructure Corp. Revenue Bonds	5,260	5.000	02/15/38	5,791
Island Park Union Free School District General Obligation Unlimited	6,470	3.000	08/28/19	6,519

See accompanying notes which are an integral part of the financial statements.

634 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/32	1,123
Long Island Power Authority Electrical Systems Revenue Bonds	750	5.000	09/01/33	838
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/34	1,114
Long Island Power Authority Electrical Systems Revenue Bonds	1,250	5.000	09/01/35	1,387
Long Island Power Authority Electrical Systems Revenue Bonds	1,825	5.000	09/01/37	2,014
Long Island Power Authority Revenue Bonds(Ê)	2,700	2.329	09/27/18	2,696
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,157
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê)	4,000	2.127	04/06/20	4,007
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,534
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,037
Metropolitan Transportation Authority Revenue Bonds	1,475	5.000	11/15/27	1,597
Metropolitan Transportation Authority Revenue Bonds	6,365	5.000	11/15/28	7,346
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	275
Metropolitan Transportation Authority Revenue Bonds	1,500	5.000	11/15/29	1,733
Metropolitan Transportation Authority Revenue Bonds	3,000	5.000	11/15/30	3,444
New York City Housing Development Corp. Revenue Bonds	1,560	3.500	02/15/48	1,527
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Transitional Finance Authority Building Aid Revenue Bonds	2,635	5.000	07/15/28	3,032
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	900	5.000	11/01/20	950
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,327
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,358
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,500	5.000	08/01/34	3,926
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	150	0.010	11/01/22	150
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	1,000	0.040	02/01/45	1,000
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	997
New York State Dormitory Authority Revenue Bonds(ae)	955	5.250	02/15/19	964
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,028
New York State Dormitory Authority Revenue Bonds	45	5.250	02/15/21	45
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,568
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	790
New York State Dormitory Authority Revenue Bonds(µ)	430	5.250	07/01/23	472
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,379
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	759
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,529
New York State Dormitory Authority Revenue Bonds	1,285	5.000	07/01/27	1,508
New York State Dormitory Authority Revenue Bonds	1,000	5.000	08/01/27	1,130
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	1,871
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,556
New York State Dormitory Authority Revenue Bonds	3,300	5.000	10/01/32	3,712
New York State Dormitory Authority Revenue Bonds	1,215	5.000	07/01/33	1,390
New York State Dormitory Authority Revenue Bonds	1,500	5.000	10/01/38	1,711
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	12,670
Rockland County General Obligation Unlimited(µ)	2,170	5.000	05/01/26	2,504
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,066
Triborough Bridge & Tunnel Authority Revenue Bonds	1,275	5.000	11/15/26	1,488
Triborough Bridge & Tunnel Authority Revenue Bonds	5,170	5.000	11/15/33	5,831
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,048
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,632

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 635

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Westchester County Healthcare Corp. Revenue Bonds	325	5.000	11/01/19	333
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,441
				170,642
North Carolina - 0.4%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	758
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	750
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,311
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,487
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,609
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,015
				8,930
North Dakota - 0.1%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,427
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	492
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	535
				2,454
Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	10,450	5.125	06/01/24	10,097
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,660	5.375	06/01/24	1,620
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,605
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,254
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	1,988
City of Cleveland Income Tax Revenue Bonds(ae)	375	5.000	10/01/23	420
City of Cleveland Income Tax Revenue Bonds	1,125	5.000	10/01/37	1,218
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,211
City of Columbus General Obligation Unlimited	4,685	4.000	04/01/33	4,914
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,211
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	15,401
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,172
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,423
County of Lucas Hospital Revenue Bonds	665	5.000	11/15/19	682
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,163
County of Montgomery Ohio Revenue Bonds(~)(Ê)	690	0.570	11/15/39	690
County of Montgomery Ohio Revenue Bonds(~)(Ê)	2,670	0.590	11/15/39	2,670
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	7,757
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	966
Middletown City School District General Obligation Unlimited	5	5.250	12/01/34	5
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	418
Ohio Higher Educational Facility Commission Revenue Bonds	520	5.000	07/01/31	585
Ohio Higher Educational Facility Commission Revenue Bonds	750	5.000	07/01/33	838
Ohio Higher Educational Facility Commission Revenue Bonds	820	5.000	07/01/34	913
Ohio Higher Educational Facility Commission Revenue Bonds	695	4.000	07/01/36	701
Ohio Higher Educational Facility Commission Revenue Bonds	600	4.000	07/01/37	603
Ohio Housing Finance Agency Revenue Bonds	3,000	4.500	09/01/48	3,216
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	3,819
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,067
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,042
University of Cincinnati Revenue Bonds(Ê)	5,000	1.877	06/01/20	4,996
				87,665

See accompanying notes which are an integral part of the financial statements.

636 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Oklahoma - 1.3%
Cache Educational Facilities Authority Revenue Bonds	3,570	5.000	09/01/28	4,115
Carter County Public Facilities Authority Revenue Bonds	3,625	5.000	09/01/31	3,982
Oklahoma County Finance Authority Revenue Bonds	500	5.000	10/01/26	566
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/22	1,075
Oklahoma Development Finance Authority Revenue Bonds	750	5.000	08/15/23	816
Oklahoma Development Finance Authority Revenue Bonds	450	5.000	08/15/24	494
Oklahoma Development Finance Authority Revenue Bonds	700	5.000	08/15/25	775
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/26	1,112
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,236
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.000	08/15/33	3,238
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.250	08/15/43	3,186
Oklahoma Housing Finance Agency Revenue Bonds	1,680	4.750	09/01/48	1,816
Oklahoma Turnpike Authority Revenue Bonds	600	4.000	01/01/42	598
Oklahoma Water Resources Board Revenue Bonds	2,725	5.000	04/01/31	3,114
Oklahoma Water Resources Board Revenue Bonds	1,750	5.000	04/01/32	1,992
Oklahoma Water Resources Board Revenue Bonds	1,500	5.000	04/01/33	1,701
				30,816
Oregon - 0.2%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	145	5.000	10/01/19	148
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,114
Oregon State Business Development Commission Revenue Bonds(~)(Ê)	1,950	2.400	08/14/23	1,933
Oregon State Facilities Authority Revenue Bonds	750	5.000	10/01/36	736
State of Oregon General Obligation Unlimited	500	5.000	12/01/31	571
				5,502
Pennsylvania - 5.6%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	418
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	612
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	648
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	866
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	911
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	944
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	581
Allegheny County Hospital Development Authority Revenue Bonds	1,145	5.000	04/01/30	1,263
Allegheny County Sanitary Authority Revenue Bonds	1,000	4.000	06/01/35	1,005
Berks County Municipal Authority Revenue Bonds(ae)	980	5.250	11/01/19	1,009
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/24	1,010
Bucks County Industrial Development Authority Revenue Bonds(Å)	330	5.000	10/01/30	361
Bucks County Industrial Development Authority Revenue Bonds(Å)	350	5.000	10/01/31	382
Butler County General Authority Revenue Bonds(Ê)	18,410	2.305	10/01/34	17,258
Chester County Industrial Development Authority Special Assessment	275	4.375	03/01/28	269
City of Philadelphia General Obligation Unlimited(µ)	890	5.000	08/01/24	909
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,493
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,478
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,465
City of Scranton General Obligation Unlimited	1,815	5.000	09/01/21	1,902
City of Scranton General Obligation Unlimited	1,925	5.000	09/01/22	2,035
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	980
City of York General Obligation Unlimited	105	5.000	11/15/24	117

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 637

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of York General Obligation Unlimited	1,955	5.000	11/15/26	2,178
City of York General Obligation Unlimited	1,755	5.000	11/15/27	1,966
Coatesville Area School District Building Authority Revenue Bonds(µ)	425	5.000	12/01/24	457
Coatesville Area School District Building Authority Revenue Bonds(µ)	385	5.000	12/01/25	411
Coatesville Area School District Building Authority Revenue Bonds(µ)	335	5.000	12/01/26	357
Coatesville Area School District Building Authority Revenue Bonds(µ)	360	5.000	12/01/27	383
Commonwealth Financing Authority Revenue Bonds(µ)	13,000	4.000	06/01/39	12,750
Commonwealth of Pennsylvania General Obligation Unlimited	6,075	5.000	08/15/23	6,718
County of Luzerne General Obligation Unlimited(µ)	500	5.000	12/15/27	558
Dauphin County General Authority University Revenue Bonds	3,425	4.000	10/15/22	3,393
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,213
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,234
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,637
Delaware Valley Regional Finance Authority Revenue Bonds(Ê)	10,000	2.392	09/01/25	9,952
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	351
Erie City Water Authority Revenue Bonds(µ)	1,755	4.000	12/01/36	1,768
Erie City Water Authority Revenue Bonds(µ)	1,075	4.000	12/01/37	1,080
Erie City Water Authority Revenue Bonds(µ)	750	4.000	12/01/38	751
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	411
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	544
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	963
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,104
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,272
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	308
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	161
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	728
Pennsylvania Higher Education Facilities Authority Revenue Bonds(ae)	1,830	5.250	05/01/21	1,965
Pennsylvania Higher Education Facilities Authority Revenue Bonds	110	5.250	05/01/24	117
Pennsylvania Turnpike Commission Revenue Bonds	4,500	5.250	12/01/44	5,119
Philadelphia Authority for Industrial Development Revenue Bonds	700	5.875	06/15/22	727
Philadelphia Authority for Industrial Development Revenue Bonds(µ)	510	5.000	12/01/29	568
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,193
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/19	507
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds	1,250	5.000	07/01/21	1,312
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,137
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,191
Scranton School District General Obligation Unlimited(µ)	490	5.000	06/01/32	535
Scranton School District General Obligation Unlimited(µ)	330	5.000	12/01/33	361
Scranton School District General Obligation Unlimited(µ)	575	5.000	06/01/34	625
Scranton School District General Obligation Unlimited(µ)	560	5.000	06/01/36	603
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,073
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,217
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,073
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,073
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,532
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,013
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,101
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,090

See accompanying notes which are an integral part of the financial statements.

638 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	596
				136,292
Puerto Rico - 3.0%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,495	5.500	07/01/19	1,517
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	430	5.250	07/01/20	446
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	190	5.500	07/01/20	196
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,013
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	545	4.000	07/01/22	558
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,305	5.375	07/01/25	1,393
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,005	5.250	07/01/26	1,067
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	423
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,053
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	8,635	5.000	07/01/35	9,116
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,875	5.000	07/01/28	4,057
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	8,000	5.000	07/01/33	7,379
Puerto Rico Commonwealth General Obligation Unlimited(µ)	235	5.500	07/01/20	245
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	635	5.000	07/01/31	654
Puerto Rico Convention Center Authority Revenue Bonds(µ)	100	5.000	07/01/19	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,117
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,006
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,831
Puerto Rico Electric Power Authority Revenue Bonds(µ)	385	4.000	07/01/23	386
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	2,036
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	8,820	2.125	07/01/29	8,269
Puerto Rico Electric Power Authority Revenue Bonds(µ)	230	4.375	07/01/30	230
Puerto Rico Electric Power Authority Revenue Bonds(µ)	7,000	5.250	07/01/31	7,766
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Å)	355	5.250	07/01/34	374
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/22	821
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	1,075	5.250	07/01/35	1,126
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	940	5.500	07/01/26	1,049
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	996
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	760
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	210	5.250	07/01/33	233
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	289
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,445	5.250	07/01/36	1,599
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	500	4.750	07/01/38	489
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	225	5.250	07/01/38	240
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	277
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,441
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	1,033
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/25	1,292
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,080	5.500	07/01/26	1,184
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	385
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,238
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,000	6.000	07/01/25	3,320
				73,539
Rhode Island - 0.3%

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 639

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	539
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	2,971
Rhode Island Health & Educational Building Corp. Revenue Bonds	200	5.000	08/15/27	232
Rhode Island Health & Educational Building Corp. Revenue Bonds	2,495	5.000	05/15/28	2,746
Rhode Island Health & Educational Building Corp. Revenue Bonds	250	5.000	08/15/28	291
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,369
				8,148
South Carolina - 1.5%
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,110
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,570
Lexington County School District No. 2 General Obligation Unlimited	675	4.000	03/01/32	702
Orangeburg County Facilities Corp. Revenue Bonds	1,140	5.000	12/01/27	1,322
Orangeburg County Facilities Corp. Revenue Bonds	1,410	5.000	12/01/28	1,619
Orangeburg County Facilities Corp. Revenue Bonds	1,560	5.000	12/01/30	1,764
Orangeburg County Facilities Corp. Revenue Bonds	1,695	4.000	12/01/32	1,712
Orangeburg County Facilities Corp. Revenue Bonds	1,165	4.000	12/01/33	1,172
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,032
Richland County School District No 1 General Obligation Unlimited	3,165	5.000	03/01/20	3,290
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds	3,755	5.250	08/01/23	4,225
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,742
South Carolina Public Service Authority Revenue Bonds	2,060	5.000	12/01/31	2,229
South Carolina State Public Service Authority Revenue Bonds	3,130	5.000	12/01/36	3,216
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,384
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,509
				35,598
South Dakota - 0.0%
Rapid City Area School District No 51-4 General Obligation Unlimited	600	5.000	01/01/23	659

Tennessee - 0.7%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	661
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	684
Greenville Health & Educational Facilities Board Revenue Bonds	700	4.000	07/01/40	669
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,903
Memphis Sanitary Sewerage System Revenue Bonds	1,025	5.000	10/01/27	1,182
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	374
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,388
Tennessee Housing Development Agency Revenue Bonds	4,000	4.250	07/01/49	4,216
Tennessee Housing Development Agency Revenue Bonds	4,500	4.500	07/01/49	4,819
				16,896
Texas - 7.4%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,112
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	517
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	571
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	881
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	727
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,104
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,118
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,732

See accompanying notes which are an integral part of the financial statements.

640 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Bexar County Health Facilities Development Corp. Revenue Bonds	1,430	5.000	07/15/33	1,523
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,301
Central Texas Regional Mobility Authority Revenue Bonds	1,405	5.000	01/01/36	1,538
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	548
City of Arlington Special Tax(µ)	1,000	5.000	02/15/32	1,121
City of Arlington Special Tax(µ)	1,785	5.000	02/15/34	1,985
City of Arlington Special Tax(µ)	3,620	5.000	02/15/37	4,032
City of Austin General Obligation Unlimited	745	5.000	05/01/19	756
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,814
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,190
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,235
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,289
City of Hackberry Special Assessment	1,530	4.625	09/01/37	1,459
City of Hackberry Special Assessment Contract Revenue Bonds	1,350	4.500	09/01/38	1,353
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/30	1,717
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/32	1,701
City of Houston Combined Utility System Revenue Bonds	1,000	5.000	11/15/26	1,157
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	971
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	1,978
City of Justin Special Assessment(Å)	730	4.125	09/01/23	721
City of Justin Special Assessment(Å)	910	4.625	09/01/28	888
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,043
City of Mesquite Special Assessment Revenue Bonds(Å)	290	4.750	09/01/28	284
City of Mesquite Special Assessment Revenue Bonds(Å)	595	5.250	09/01/38	575
City of Princeton Special Assessment(Å)	595	4.375	09/01/28	582
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,346
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/36	1,524
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/37	1,521
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	891
County of Harris Revenue Bonds(µ)(Ê)	3,235	1.902	08/15/35	2,999
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,669
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,108
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,401
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,210
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	1,903
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,656
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,343
Dickinson Independent School District General Obligation Unlimited	1,700	4.000	02/15/29	1,809
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,524
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,100
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	820
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,460
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,314
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,792
Houston Independent School District General Obligation Unlimited(~)(Ê)	655	2.200	06/01/20	654
Houston Independent School District General Obligation Unlimited(~)(Ê)	715	2.400	06/01/21	713
Karnes County Hospital District Revenue Bonds	290	4.000	02/01/19	291
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,114

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 641

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,112
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,239
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
Montgomery County Toll Road Authority Revenue Bonds	1,650	5.000	09/15/30	1,780
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	591
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	689
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	190
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	528
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,265
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,678
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	400	5.000	07/01/26	448
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	600	5.000	04/01/29	637
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,150	5.000	04/01/30	1,215
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	150	4.000	07/01/31	152
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/31	549
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	130	4.000	07/01/32	131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	250	5.000	07/01/32	274
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	140	4.000	07/01/33	141
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	300	5.000	07/01/33	327
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,750	5.000	04/01/34	1,825
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/38	537
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,101
North Texas Tollway Authority Revenue Bonds	3,630	5.000	01/01/23	3,976
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,267
North Texas Tollway Authority Revenue Bonds	1,000	5.000	01/01/32	1,112
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	859
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	912
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	514
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,587
Round Rock Utility System Revenue Bonds	1,000	5.000	08/01/24	1,130
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,781
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,422
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,473
State of Texas General Obligation Unlimited	2,500	5.000	04/01/21	2,665
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,168
State of Texas Revenue Notes	17,500	4.000	08/29/19	17,776
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	15	2.500	12/01/18	15
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds(~)(Ê)	9,270	0.580	10/01/41	9,270
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,304
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)	1,600	1.550	09/15/27	1,576
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	976
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,777
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,525
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,344
Texas Private Activity Bonds Surface Transportation Corp. Revenue Bonds	1,900	6.875	12/31/39	1,986
Uptown Development Authority Tax Allocation	820	5.000	09/01/35	887
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,174
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	588

See accompanying notes which are an integral part of the financial statements.

642 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,172
Viridian Municipal Management District Special Assessment	643	3.000	12/01/22	618
Viridian Municipal Management District Special Assessment	748	3.750	12/01/27	700
Viridian Municipal Management District Special Assessment	2,013	4.125	12/01/37	1,823
Wink-Loving Independent School District General Obligation Unlimited	265	3.000	02/15/19	266
				178,837
Utah - 1.0%
Alpine School District General Obligation Unlimited	8,000	5.000	03/15/22	8,712
County of Salt Lake Utah Revenue Bonds(~)(Ê)	2,000	5.000	12/01/33	2,008
Ogden City School District Municipal Building Authority Revenue Bonds	225	5.000	01/15/28	258
Utah Associated Municipal Power Systems Revenue Bonds	205	5.000	09/01/31	230
Utah Infrastructure Agency Revenue Bonds	100	4.000	10/15/24	106
Utah Infrastructure Agency Revenue Bonds	100	4.000	10/15/25	106
Utah Infrastructure Agency Revenue Bonds	135	5.000	10/15/26	153
Utah Infrastructure Agency Revenue Bonds	170	5.000	10/15/27	194
Utah Infrastructure Agency Revenue Bonds	130	5.000	10/15/28	149
Utah Infrastructure Agency Revenue Bonds	175	5.000	10/15/29	200
Utah Infrastructure Agency Revenue Bonds	155	5.000	10/15/30	176
Utah Infrastructure Agency Revenue Bonds	1,785	5.250	10/15/33	1,960
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,650	5.000	10/15/32	2,860
Utah Infrastructure Agency Telecommunication Revenue Bonds	1,215	5.000	10/15/37	1,288
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	507
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,297
Utah Transit Authority Revenue Bonds	4,300	5.000	12/15/35	4,921
				25,125
Vermont - 0.1%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	590
Vermont Housing Finance Agency Revenue Bonds	2,000	4.750	11/01/48	2,157
				2,747
Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue Bonds	2,670	5.000	10/01/25	2,683
Virgin Islands Public Finance Authority Revenue Bonds	2,330	5.000	10/01/29	2,342
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	672
Virgin Islands Public Finance Authority Revenue Bonds	820	6.625	10/01/29	829
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,680	5.000	10/01/32	1,779
Virgin Islands Public Finance Authority Revenue Bonds	1,290	6.750	10/01/37	1,304
				9,609
Virginia - 0.3%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	508
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	1,019
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	659
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,609
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	537
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	603
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	752
Virginia Public School Authority Revenue Bonds	1,485	5.000	08/01/28	1,753
Virginia Resources Authority Revenue Bonds	90	5.000	11/01/21	97
				7,537
Washington - 1.9%
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,079

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 643

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
County of King Washington Sewer Revenue Bonds	3,085		5.000	01/01/28	3,373
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,040
Grays Harbor County Public Hospital District No 1 Revenue Bonds	5,000		3.000	08/01/19	4,984
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060		3.750	09/01/19	1,062
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000		4.500	09/01/22	1,013
King County School District No 410 General Obligation Unlimited	3,125		4.000	12/01/30	3,297
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115		5.000	12/01/18	1,118
Port of Seattle Washington Revenue Bonds	1,285		5.000	03/01/23	1,418
Seattle Housing Authority Revenue Bonds	175		1.625	12/01/18	175
Snohomish County School District No. 2 General Obligation Unlimited	2,000		5.000	12/01/19	2,065
Spokane County School District No 354 Mead General Obligation Unlimited	490		5.000	12/01/28	572
Spokane Public Facilities District Revenue Bonds	970		5.000	12/01/34	1,078
State of Washington General Obligation Unlimited	2,475		5.000	01/01/23	2,556
State of Washington General Obligation Unlimited	7,835		5.000	02/01/25	8,942
Washington Health Care Facilities Authority Revenue Bonds	2,300		5.000	08/15/29	2,528
Washington Health Care Facilities Authority Revenue Bonds	700		5.000	07/01/30	766
Washington State Convention Center Public Facilities District Revenue Bonds	2,100		5.000	07/01/48	2,284
Washington State Housing Finance Commission Revenue Bonds	3,000		4.000	12/01/48	3,137
					45,487
West Virginia - 0.2%
West Virginia Hospital Finance Authority Revenue Bonds	2,380		5.000	01/01/28	2,666
West Virginia Hospital Finance Authority Revenue Bonds	230		5.000	01/01/33	251
West Virginia Hospital Finance Authority Revenue Bonds	270		5.000	01/01/34	293
West Virginia Hospital Finance Authority Revenue Bonds	325		5.000	01/01/35	350
West Virginia Hospital Finance Authority Revenue Bonds	345		5.000	01/01/36	370
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,453
					5,383
Wisconsin - 1.2%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,269
Public Finance Authority Revenue Bonds	565		5.000	11/15/18	566
Public Finance Authority Revenue Bonds	1,000		3.000	11/15/22	1,000
Public Finance Authority Revenue Bonds	405		5.000	10/01/23	423
Public Finance Authority Revenue Bonds	295		5.000	10/01/24	309
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,292
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,488
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,530
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	6,522
Wisconsin General Obligation Unlimited	2,055		5.000	05/01/21	2,195
Wisconsin Health & Educational Facilities Authority Revenue Bonds	2,000		2.650	11/01/20	1,980
Wisconsin Health & Educational Facilities Authority Revenue Bonds(Ê)	4,150		2.250	07/31/24	4,150
					28,724
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,038
County of Sweetwater Wyoming Revenue Bonds	960		5.000	12/15/18	962
					2,000
Total Municipal Bonds (cost $2,415,917)					2,397,880

Short-Term Investments - 0.6%
U. S. Cash Management Fund(@)	15,933,245	(8)			15,933

See accompanying notes which are an integral part of the financial statements.

644 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Total Short-Term Investments (cost $15,933)				15,933

Total Investments 100.0% (identified cost $2,431,850)				2,413,813
Other Assets and Liabilities, Net - (0.0%)				(1,135)
Net Assets - 100.0%				2,412,678

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 645

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.3%
Bucks County Industrial Development Authority Revenue Bonds	07/12/18	350,000	111.05	389	382
Bucks County Industrial Development Authority Revenue Bonds	07/12/18	330,000	111.26	367	361
California Statewide Communities Development Authority Revenue Bonds	09/22/17	2,630,000	98.93	2,602	2,614
Centerra Metropolitan District No. 1 Tax Allocation	04/20/17	1,200,000	105.55	1,267	1,263
City of Justin Special Assessment	03/27/18	730,000	100.00	730	721
City of Justin Special Assessment	03/27/18	910,000	100.00	910	888
City of Mesquite Special Assessment Revenue Bonds	09/05/18	595,000	100.00	595	575
City of Mesquite Special Assessment Revenue Bonds	09/05/18	290,000	100.00	290	284
City of Princeton Special Assessment	04/24/18	595,000	100.00	595	582
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	99
Corkscrew Farms Community Development District Special Assessment	12/13/17	300,000	100.00	300	296
Deer Run Community Development District Special Assessment	08/02/18	1,500,000	99.38	1,491	1,439
Denver Health & Hospital Authority Revenue Bonds	11/14/17	1,000,000	112.44	1,124	1,073
Downtown Doral South Community Development District Special Assessment	09/10/18	500,000	100.00	500	496
East Bonita Beach Road Community Development District Special Assessment	08/29/18	110,000	100.00	110	109
East Bonita Beach Road Community Development District Special Assessment	08/29/18	340,000	99.78	339	335
Entertainment Center Community Facilities District Revenue Bonds	01/24/18	3,645,000	102.30	3,729	3,565
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	800,000	100.55	804	807
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	150,000	100.78	151	152
Harmony West Community Development District Special Assessment	06/19/18	660,000	100.00	660	642
Harmony West Community Development District Special Assessment	06/19/18	450,000	100.00	450	443
Harmony West Community Development District Special Assessment	06/19/18	350,000	100.00	350	347
K-Bar Ranch II Community Development District Special Assessment	12/19/17	500,000	100.00	500	485
Naples Reserve Community Development District Special Assessment	05/10/18	535,000	99.36	532	520
New Jersey Economic Development Authority Revenue Bonds	06/27/18	1,000,000	107.72	1,077	1,042
Palm Glades Community Development District Special Assessment	05/08/18	750,000	102.09	766	754
Puerto Rico Electric Power Authority Revenue Bonds	09/24/18	355,000	105.97	376	374
Regional Transportation District Certificate Of Participation	06/06/14	6,725,000	108.29	7,283	7,351
Sherwood Manor Community Development District Special Assessment	09/13/18	550,000	98.93	544	539
Timber Creek Community Development District Special Assessment	06/20/18	535,000	100.00	535	521
Timber Creek Community Development District Special Assessment	06/20/18	250,000	100.00	250	247
Timber Creek Community Development District Special Assessment	06/20/18	400,000	99.78	399	392
Village Community Development District No. 12 Special Assessment	03/16/18	1,535,000	100.00	1,535	1,528
					31,226
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

646 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities

Securities	Referenced Rate	Spread %
Arizona Health Facilities Authority Revenue Bonds	USD 3 Month LIBOR	0.810
Butler County General Authority Revenue Bonds	USD 3 Month LIBOR	0.700
Commonwealth of Massachusetts General Obligation Unlimited	USD 3 Month LIBOR	1.140
Commonwealth of Massachusetts General Obligation Unlimited	USD 3 Month LIBOR	1.140
County of Harris Revenue Bonds	USD 3 Month LIBOR	0.670
Delaware Valley Regional Finance Authority Revenue Bonds	USD 1 Month LIBOR	0.880
Denver Health & Hospital Authority Revenue Bonds	USD 3 Month LIBOR	1.100
Indiana Finance Authority Hospital Revenue Bonds	SIFMA Municipal Swap Index	0.550
Long Island Power Authority Revenue Bonds	USD 1 Month LIBOR	0.750
Main Street Natural Gas, Inc. Revenue Bonds	USD 1 Month LIBOR	0.750
Metropolitan Transportation Authority Revenue Bonds	USD 1 Month LIBOR	0.570
Puerto Rico Electric Power Authority Revenue Bonds	USD 3 Month LIBOR	0.520
Regents of the University of California Medical Center Pooled Revenue Bonds	USD 3 Month LIBOR	0.670
Sacramento County Sanitation Districts Financing Authority Revenue Bonds	USD 3 Month LIBOR	0.530
Sacramento County Water Financing Authority Revenue Bonds	USD 3 Month LIBOR	0.550
Southeast Alabama Gas Supply District Revenue Bonds	USD 1 Month LIBOR	0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds	SIFMA Municipal Swap Index	0.550
University of Cincinnati Revenue Bonds	USD 1 Month LIBOR	0.340
University of Michigan Revenue Bonds	SIFMA Municipal Swap Index	0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds	SIFMA Municipal Swap Index	0.650

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Short Positions
United States 10 Year Treasury Note Futures	675	USD	79,945	12/18	114
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					114

Interest Rate Swap Contracts

Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
				Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount	Fund Receives	Fund Pays	Date	$	$	$
Morgan Stanley	USD 20,180	Three Month LIBOR(2)	3.000%(3)	12/19/48	355	828	1,183
Total Open Interest Rate Swap Contracts (å)					355	828	1,183

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 647

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds
Alabama	$—	$57,067	$—	$—	$57,067	2.4
Alaska	—	6,628	—	—	6,628	0.3
Arizona	—	43,142	—	—	43,142	1.8
Arkansas	—	13,523	—	—	13,523	0.6
California	—	220,243	—	—	220,243	9.1
Colorado	—	65,194	—	—	65,194	2.7
Connecticut	—	71,804	—	—	71,804	3.0
Delaware	—	10,048	—	—	10,048	0.4
District of Columbia	—	9,572	—	—	9,572	0.4
Florida	—	121,775	—	—	121,775	5.0
Georgia	—	47,739	—	—	47,739	2.0
Guam	—	69,860	—	—	69,860	2.9
Idaho	—	11,100	—	—	11,100	0.5
Illinois	—	285,553	—	—	285,553	11.8
Indiana	—	4,329	—	—	4,329	0.2
Iowa	—	14,023	—	—	14,023	0.6
Kansas	—	16,710	—	—	16,710	0.7
Kentucky	—	22,727	—	—	22,727	0.9
Louisiana	—	50,231	—	—	50,231	2.1
Maryland	—	17,576	—	—	17,576	0.7
Massachusetts	—	38,920	—	—	38,920	1.6
Michigan	—	102,848	—	—	102,848	4.3
Minnesota	—	18,710	—	—	18,710	0.8
Mississippi	—	15,777	—	—	15,777	0.7
Missouri	—	16,748	—	—	16,748	0.7
Montana	—	9,327	—	—	9,327	0.4
Nebraska	—	14,678	—	—	14,678	0.6
Nevada	—	12,147	—	—	12,147	0.5
New Hampshire	—	8,682	—	—	8,682	0.4
New Jersey	—	118,609	—	—	118,609	4.9
New York	—	170,642	—	—	170,642	7.1
North Carolina	—	8,930	—	—	8,930	0.4
North Dakota	—	2,454	—	—	2,454	0.1
Ohio	—	87,665	—	—	87,665	3.6
Oklahoma	—	30,816	—	—	30,816	1.3
Oregon	—	5,502	—	—	5,502	0.2
Pennsylvania	—	136,292	—	—	136,292	5.6
Puerto Rico	—	73,539	—	—	73,539	3.0
Rhode Island	—	8,148	—	—	8,148	0.3
South Carolina	—	35,598	—	—	35,598	1.5

See accompanying notes which are an integral part of the financial statements.

648 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
South Dakota	—	659	—	—	659	— *
Tennessee	—	16,896	—	—	16,896	0.7
Texas	—	178,837	—	—	178,837	7.4
Utah	—	25,125	—	—	25,125	1.0
Vermont	—	2,747	—	—	2,747	0.1
Virgin Islands	—	9,609	—	—	9,609	0.4
Virginia	—	7,537	—	—	7,537	0.3
Washington	—	45,487	—	—	45,487	1.9
West Virginia	—	5,383	—	—	5,383	0.2
Wisconsin	—	28,724	—	—	28,724	1.2
Wyoming	—	2,000	—	—	2,000	0.1
Short-Term Investments	—	—	—	15,933	15,933	0.6
Total Investments	$—	$2,397,880	$—	$15,933	$2,413,813	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

Other Financial Instruments
Assets
Futures Contracts	114	—	—	—	114	— *
Interest Rate Swap Contracts	—	1,183	—	—	1,183	— *
Total Other Financial Instruments**	$114	$1,183	$—	$—	$1,297

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 649

Russell Investment Company
Tax-Exempt Bond Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

	Equity	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$114	$—
Interest rate swap contracts, at fair value	—	1,183
Total	$114	$1,183

	Equity	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Interest rate swap contracts	$—	$1,238

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$114	$—
Interest rate swap contracts	—	828
Total	$114	$828

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

650 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$1,183	$—	$1,183
Total Financial and Derivative Assets		1,183	—	1,183
Financial and Derivative Assets not subject to a netting agreement		(1,183)	—	(1,183)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 651

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$2,431,850
Investments, at fair value(>)	2,413,813
Cash	13
Receivables:
Dividends and interest	29,866
Dividends from affiliated funds	17
Investments sold	1,834
Fund shares sold	5,485
From broker(a)	860
Variation margin on futures contracts	940
Interest rate swap contracts, at fair value(•)	1,183
Total assets	2,454,011

Liabilities
Payables:
Investments purchased	37,983
Fund shares redeemed	2,212
Accrued fees to affiliates	1,019
Other accrued expenses	119
Total liabilities	41,333

Net Assets	$2,412,678

See accompanying notes which are an integral part of the financial statements.

652 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(16,455)
Shares of beneficial interest	1,073
Additional paid-in capital	2,428,060
Net Assets	$2,412,678

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.56
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$23.44
Class A — Net assets	$23,575,171
Class A — Shares outstanding ($. 01 par value)	1,044,808
Net asset value per share: Class C(#)	$22.43
Class C — Net assets	$23,818,440
Class C — Shares outstanding ($. 01 par value)	1,061,791
Net asset value per share: Class E(#)	$22.56
Class E — Net assets	$1,289,700
Class E — Shares outstanding ($. 01 par value)	57,161
Net asset value per share: Class M(#)	$22.49
Class M — Net assets	$151,219,114
Class M — Shares outstanding ($. 01 par value)	6,725,326
Net asset value per share: Class S(#)	$22.48
Class S — Net assets	$2,212,775,261
Class S — Shares outstanding ($. 01 par value)	98,428,438
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$355
(>) Investments in affiliates, U. S. Cash Management Fund	$15,933

(a) Receivable from Broker for Swaps	$860
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 653

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends from affiliated funds	$370
Interest	74,148
Total investment income	74,518

Expenses
Advisory fees	6,628
Administrative fees	1,061
Custodian fees	176
Distribution fees - Class A	62
Distribution fees - Class C	187
Transfer agent fees - Class A	50
Transfer agent fees - Class C	50
Transfer agent fees - Class E	3
Transfer agent fees - Class M	259
Transfer agent fees - Class S	4,056
Professional fees	123
Registration fees	137
Shareholder servicing fees - Class C	62
Shareholder servicing fees - Class E	3
Trustees’ fees	67
Printing fees	116
Miscellaneous	41
Expenses before reductions	13,081
Expense reductions	(1,445)
Net expenses	11,636
Net investment income (loss)	62,882

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(5,854)
Investments in affiliated funds	(3)
Interest rate swap contracts	1,238
Net realized gain (loss)	(4,619)
Net change in unrealized appreciation (depreciation) on:
Investments	(58,387)
Investments in affiliated funds .	1
Futures contracts	114
Interest rate swap contracts	828
Net change in unrealized appreciation (depreciation)	(57,444)
Net realized and unrealized gain (loss)	(62,063)
Net Increase (Decrease) in Net Assets from Operations	$819

See accompanying notes which are an integral part of the financial statements.

654 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,882	$44,643
Net realized gain (loss)	(4,619)	(1,128)
Net change in unrealized appreciation (depreciation)	(57,444)	(13,820)
Net increase (decrease) in net assets from operations	819	29,695

Distributions (i)
To shareholders
Class A	(624)	(535)
Class C	(449)	(464)
Class E	(34)	(397)
Class M(1)	(3,657)	(306)
Class S	(56,141)	(41,678)
Net decrease in net assets from distributions	(60,905)	(43,380)

Share Transactions*
Net increase (decrease) in net assets from share transactions	535,685	444,768
Total Net Increase (Decrease) in Net Assets	475,599	431,083

Net Assets
Beginning of period	1,937,079	1,505,996
End of period (ii)	$2,412,678	$1,937,079

(i)    Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $4,634. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 655

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	373	$8,535	229	$5,255
Proceeds from reinvestment of distributions	26	590	22	510
Payments for shares redeemed	(382)	(8,706)	(243)	(5,573)
Net increase (decrease)	17	419	8	192
Class C
Proceeds from shares sold	212	4,826	199	4,553
Proceeds from reinvestment of distributions	19	439	20	451
Payments for shares redeemed	(296)	(6,742)	(465)	(10,612)
Net increase (decrease)	(65)	(1,477)	(246)	(5,608)
Class E
Proceeds from shares sold	11	247	93	2,117
Proceeds from reinvestment of distributions	1	34	17	388
Payments for shares redeemed	(13)	(300)	(2,432)	(55,614)
Net increase (decrease)	(1)	(19)	(2,322)	(53,109)
Class M(1)
Proceeds from shares sold	4,148	94,774	3,642	84,346
Proceeds from reinvestment of distributions	160	3,655	13	306
Payments for shares redeemed	(1,145)	(26,075)	(93)	(2,145)
Net increase (decrease)	3,163	72,354	3,562	82,507
Class S
Proceeds from shares sold	35,143	801,073	37,489	857,806
Proceeds from reinvestment of distributions	2,443	55,638	1,796	41,164
Payments for shares redeemed	(17,224)	(392,303)	(20,895)	(478,184)
Net increase (decrease)	20,362	464,408	18,390	420,786
Total increase (decrease)	23,476	$535,685	19,392	$444,768
(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

656 Tax-Exempt Bond Fund

(This page intentionally left blank)

Russell Investment Company
Tax-Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
October 31, 2018	23.19	. 59	(. 65)	(. 06)	(. 57)	(. 57)
October 31, 2017	23.45	. 55	(. 27)	. 28	(. 54)	(. 54)
October 31, 2016	23.23	. 56	. 22	. 78	(. 56)	(. 56)
October 31, 2015	23.27	. 54	(. 04)	. 50	(. 54)	(. 54)
October 31, 2014	22.62	. 50	. 64	1.14	(. 49)	(. 49)

Class C
October 31, 2018	23.05	. 42	(. 63)	(. 21)	(. 41)	(. 41)
October 31, 2017	23.32	. 39	(. 28)	. 11	(. 38)	(. 38)
October 31, 2016	23.10	. 39	. 22	. 61	(. 39)	(. 39)
October 31, 2015	23.14	. 38	(. 05)	. 33	(. 37)	(. 37)
October 31, 2014	22.50	. 34	. 62	. 96	(. 32)	(. 32)

Class E
October 31, 2018	23.18	. 60	(. 64)	(. 04)	(. 58)	(. 58)
October 31, 2017	23.41	. 56	(. 28)	. 28	(. 51)	(. 51)
October 31, 2016	23.19	. 57	. 22	. 79	(. 57)	(. 57)
October 31, 2015	23.23	. 55	(. 05)	. 50	(. 54)	(. 54)
October 31, 2014	22.58	. 51	. 64	1.15	(. 50)	(. 50)

Class M
October 31, 2018	23.11	. 67	(. 63)	. 04	(. 66)	(. 66)
October 31, 2017(9)	22.68	. 40	. 40	. 80	(. 37)	(. 37)

Class S
October 31, 2018	23.10	. 65	(. 63)	. 02	(. 64)	(. 64)
October 31, 2017	23.37	. 62	(. 28)	. 34	(. 61)	(. 61)
October 31, 2016	23.15	. 63	. 22	. 85	(. 63)	(. 63)
October 31, 2015	23.19	. 61	(. 05)	. 56	(. 60)	(. 60)
October 31, 2014	22.55	. 56	. 63	1.19	(. 55)	(. 55)

See accompanying notes which are an integral part of the financial statements.

658 Tax-Exempt Bond Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

22.56	(. 26)	23,575	. 83	. 81	2.56	51
23.19	1.24	23,840	. 83	. 81	2.40	45
23.45	3.37	23,917	. 83	. 81	2.39	14
23.23	2.17	19,472	. 83	. 82	2.35	28
23.27	5.09	17,406	. 84	. 82	2.18	15

22.43	(. 92)	23,819	1.58	1.52	1.85	51
23.05	. 48	25,982	1.58	1.52	1.70	45
23.32	2.67	32,016	1.58	1.52	1.68	14
23.10	1.45	26,215	1.58	1.53	1.64	28
23.14	4.32	26,956	1.59	1.53	1.47	15

22.56	(. 18)	1,290	. 83	. 77	2.60	51
23.18	1.22	1,347	. 83	. 77	2.44	45
23.41	3.42	55,714	. 83	. 77	2.43	14
23.19	2.21	50,598	. 83	. 78	2.38	28
23.23	5.14	60,440	. 84	. 78	2.22	15

22.49	. 17	151,219	. 58	. 42	2.96	51
23.11	3.55	82,303	. 58	. 42	2.80	45

22.48	. 07	2,212,775	. 58	. 52	2.85	51
23.10	1.50	1,803,607	. 58	. 52	2.69	45
23.37	3.68	1,394,349	. 58	. 52	2.68	14
23.15	2.47	1,212,273	. 58	. 53	2.64	28
23.19	5.37	1,153,807	. 59	. 53	2.47	15

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 659

Russell Investment Company
Tax-Exempt Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$615,270
Administration fees	98,708
Distribution fees	20,509
Shareholder servicing fees	5,390
Transfer agent fees	275,163
Trustee fees	4,435
$1,019,475

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$10,181	$928,290	$922,536	$(3)	$1	$15,933	$370	$—
	$10,181	$928,290	$922,536	$(3)	$1	$15,933	$370	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$2,432,210,079
Unrealized Appreciation	$21,473,847
Unrealized Depreciation	(38,688,108)
Net Unrealized Appreciation (Depreciation)	$(17,214,261)
Undistributed Ordinary Income	$6,611,122
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(5,852,524)
Tax Composition of Distributions
Ordinary Income	$677,431
Tax-Exempt Income	$60,227,635

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

660 Tax-Exempt Bond Fund

Russell Investment Company
Commodity Strategies Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Commodity Strategies Fund - Class A‡			Commodity Strategies Fund - Class Y
	Total			Total
	Return			Return
1 Year	(7.88)%		1 Year	(2.02)%
5 Years	(9.49	)%§	5 Years	(8.05	)%§
			Inception*	(4.90	)%§
Inception*	(5.95	)%§

			Bloomberg Commodity Index**
Commodity Strategies Fund - Class C
				Total
	Total			Return
	Return		1 Year	(1.73)%
1 Year	(3.04)%		5 Years	(7.31	)%§
5 Years	(9.13	)%§	Inception*	(4.47	)%§
Inception*	(6.01	)%§

Commodity Strategies Fund - Class E
	Total
	Return
1 Year	(2.18)%
5 Years	(8.42	)%§
Inception*	(5.29	)%§

Commodity Strategies Fund - Class M‡‡
	Total
	Return
1 Year	(1.89)%
5 Years	(8.21	)%§
Inception*	(5.06	)%§

Commodity Strategies Fund - Class S
	Total
	Return
1 Year	(2.06)%
5 Years	(8.20	)%§
Inception*	(5.05	)%§

Commodity Strategies Fund 661

Russell Investment Company
Commodity Strategies Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Commodity Strategies Fund (the “Fund”) employs a multi-	and lean hogs each experienced losses, partially due to increases
manager approach whereby portions of the Fund are allocated to	in feedlot supplies. The industrial metals sector experienced
different money manager strategies. Fund assets not allocated to	weakness, partially due to zinc, which declined as the growing
money managers are managed by Russell Investment Management,	trade conflict between U. S. and China weighed on infrastructure
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	demand. Precious metals underperformed as gold experienced
of the Fund’s assets among money managers at any time. An	weakness, partially due to easing geopolitical tensions in North
exemptive order from the Securities and Exchange Commission	Korea which led to reduced demand for gold as a safe haven asset.
(“SEC”) permits RIM to engage or terminate a money manager	Over the period, the Fund had an overweight position in
at any time, subject to approval by the Fund’s Board, without a	energy (crude oil, natural gas, heating oil and gasoline), so as
shareholder vote. Pursuant to the terms of the exemptive order,	the energy sector performed well, this contributed positively
the Fund is required to notify its shareholders within 90 days of	to the Fund’s benchmark relative performance. The Fund was
when a money manager begins providing services. As of October	negatively impacted by positioning in the agricultural sector.
31, 2018, the Fund had two money managers.	Overweight positions to soybeans and soybean meal detracted
What is the Fund’s investment objective?	from relative performance as the commodities experienced
The Fund seeks to provide long term total return.	weakness, while an underweight position to wheat also detracted from relative performance as the commodity experienced strong
How did the Fund perform relative to its benchmark for the	performance. In the livestock, industrial metals, and precious
fiscal year ended October 31, 2018?	metals sectors, the Fund’s positioning had a marginal impact on
For the fiscal year ended October 31, 2018, the Fund’s Class A,	performance, with short term periods of modest outperformance
Class C, Class E, Class M, Class S and Class Y Shares lost 2.18%,	and underperformance within each sector.
3.04%, 2.18%, 1.89%, 2.06% and 2.02%, respectively. This is
compared to the Fund’s benchmark, the Bloomberg Commodity	How did the investment strategies and techniques employed
Index Total Return, which lost 1.73% during the same period.	by the Fund and its money managers affect its benchmark
The Fund’s performance includes operating expenses, whereas	relative performance?
index returns are unmanaged and do not include expenses of any	The Fund employs discretionary money managers. The Fund’s
kind.	discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets
For the fiscal year ended October 31, 2018, the Morningstar®	not allocated to money manager strategies and the Fund’s cash
Commodities Broad Basket Category, a group of funds that	balances.
Morningstar considers to have investment strategies similar
to those of the Fund, lost 0.48%. This result serves as a peer	The Fund generally pursues its investment objective by investing
comparison and is expressed net of operating expenses.	through a wholly-owned subsidiary in commodity-linked derivative instruments (including swap agreements, futures and options
How did market conditions affect the Fund’s performance?	contracts with respect to indexes or individual commodities
Commodity markets modestly declined during the one-year period	and options on futures contracts) that provide exposure to the
ending October 31, 2018. Within the Bloomberg Commodity	performance of the collateralized commodity futures market.
Index Total Return, the energy sector posted gains, while the	With respect to certain of the Fund’s money managers, BNY Mellon
agriculture, livestock, industrial metals, and precious metals	Asset Management North America marginally outperformed the
sectors each experienced losses. The dispersion in sector returns	Fund’s benchmark for the fiscal year. The manager added value
underscored the diverse market forces that were at play over the	during the year primarily due to overweight positions to WTI
period.	crude oil and Brent crude, however they were negatively impacted
The energy sector performed well throughout the one-year period.	by overweight positions to gold and soybean meal.
Brent crude and WTI crude oil each advanced as U. S. sanctions	Pacific Investment Management Company LLC (“PIMCO”)
against Iran threatened to remove a substantial volume of crude	marginally outperformed the Fund’s benchmark for the portion
oil from world markets during a time of rising global demand. The	of the fiscal year in which it was a money manager for the Fund.
agriculture sector experienced weakness throughout the period as	PIMCO was successful in adding value through their positioning
soybeans and soybean meal both declined as the escalating trade	in the energy sector, primarily due to overweight positions to WTI
conflict between the U. S. and China raised concerns surrounding	crude oil and unleaded gasoline. They were negatively impacted
a potential decline in demand for U. S. soybeans. The livestock	at times due to underweight positions in the agriculture sector,
sector underperformed during the one-year period as live cattle	such as wheat.

662 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Strategies employed by RIM in the Fund include an allocation to	In January 2018, RIM allocated Fund assets to new manager,
a RIM-developed backwardation strategy and the implementation	Pacific Investment Management Company LLC, and reduced the
of a total return swap with Cargill, Inc. (“Cargill”) . RIM’s	Fund’s allocation to Credit Suisse.
backwardation strategy seeks to achieve excess return through the	In September 2018, RIM terminated Credit Suisse and increased
use of a quantitative model that selects and weights exposure to	the Fund’s allocations to each of the other strategies except the
individual commodities based upon their relative attractiveness.	Cargill total return swap.
The backwardation strategy significantly outperformed the Fund’s
benchmark over the period due to active positions across sectors.	Money Managers as of October 31,
Periodic overweight positions in the energy sector were beneficial,	2018	Styles
as were periodic underweight positions in grains and softs.	BNY Mellon Asset Management North
The Cargill total return swap strategy seeks to benefit from the	America	Fully Active Commodity
Pacific Investment Management Company
trading expertise and fundamental research perspective of global	LLC	Fully Active Commodity
food giant Cargill. The total return swap strategy finished the one-	The views expressed in this report reflect those of the
year period approximately in line with the Fund’s benchmark. A	portfolio managers only through the end of the period
key contributor to performance was Cargill’s roll strategy, which	covered by the report. These views do not necessarily
combines quantitative analysis and fundamental input from	represent the views of RIM or any other person in RIM or
Cargill’s commercial trading desk to maximize roll yield across the	any other affiliated organization. These views are subject to
most liquid futures contracts. Also contributing to performance	change at any time based upon market conditions or other
versus the benchmark were fundamentally-driven underweight	events, and RIM disclaims any responsibility to update the
positions within the softs sector, however this outperformance was	views contained herein. These views should not be relied on
offset by overweight positions to grains during the second half of	as investment advice and, because investment decisions for
the year.	a Russell Investment Company (“RIC”) Fund are based on
Describe any changes to the Fund’s structure or the money	numerous factors, should not be relied on as an indication
manager line-up.	of investment decisions of any RIC Fund.
In December 2017, RIM terminated CoreCommodity Management,
LLC and increased the Fund’s allocation to Credit Suisse Asset
Management, LLC (“Credit Suisse”) .

* Assumes initial investment on June 30, 2010.

** The Bloomberg Commodity Index is made up of 22 exchange-traded futures on physical commodities. The index currently represents 20 commodities, which are weighted to account for economic significance and market liquidity.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Commodity Strategies Fund 663

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$925.20	$1,018.20
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.75	$7.07

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$921.80	$1,014.42
	Expenses Paid During Period*	$10.37	$10.87
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.14%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$926.00	$1,018.20
of other funds.	Expenses Paid During Period*	$6.75	$7.07

* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

664 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$927.70	$1,019.96
Expenses Paid During Period*	$5.05	$5.30

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$926.20	$1,019.46
Expenses Paid During Period*	$5.53	$5.80

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$926.90	$1,020.37
Expenses Paid During Period*	$4.66	$4.89

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Commodity Strategies Fund 665

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 9.3%			Dominion Energy, Inc.
Corporate Bonds and Notes - 6.4%			2.914% due 05/15/20 (Ê)(Þ)	300	300
AbbVie, Inc.			DTE Energy Co.
2.500% due 05/14/20	300	296	2.400% due 12/01/19	300	297
2.900% due 11/06/22	300	290	Duke Energy Corp.
Air Lease Corp.			2.819% due 05/14/21 (Å)(Ê)	400	401
2.500% due 03/01/21	1,400	1,366	3.550% due 09/15/21	400	400
American Electric Power Co. , Inc.			eBay, Inc.
2.150% due 11/13/20	600	585	2.600% due 07/15/22	300	288
Amgen, Inc.			Enterprise Products Operating LLC
4.100% due 06/15/21	500	507	5.250% due 01/31/20	700	716
Aviation Capital Group LLC			ERAC USA Finance LLC
7.125% due 10/15/20 (Þ)	200	213	2.600% due 12/01/21 (Þ)	700	675
2.875% due 01/20/22 (Þ)	600	580	Exelon Corp.
BAT Capital Corp.			2.850% due 06/15/20	300	297
2.764% due 08/15/22 (Þ)	400	383	Florida Gas Transmission Co. LLC
Bayer US Finance II LLC			5.450% due 07/15/20 (Þ)	400	411
3.500% due 06/25/21 (Þ)	400	397	Ford Motor Credit Co. LLC
2.750% due 07/15/21 (Þ)	600	585	2.597% due 11/04/19	1,000	988
BMW US Capital LLC			Fresenius Medical Care US Finance, Inc.
3.100% due 04/12/21 (Þ)	600	594	5.750% due 02/15/21 (Þ)	1,000	1,040
Boston Scientific Corp.			General Motors Financial Co. , Inc.
6.000% due 01/15/20	600	618	3.150% due 01/15/20	200	199
Campbell Soup Co.			3.200% due 07/13/20	400	397
2.964% due 03/15/21 (Ê)	700	697	3.258% due 04/09/21 (Ê)	300	300
3.300% due 03/15/21	400	396	Georgia-Pacific LLC
4.250% due 04/15/21	300	304	5.400% due 11/01/20 (Þ)	100	104
Celanese US Holdings LLC			Harley-Davidson Financial Services, Inc.
4.625% due 11/15/22	300	306	2.150% due 02/26/20 (Þ)	600	590
Celgene Corp.			Hewlett Packard Enterprise Co.
2.250% due 08/15/21	900	869	3.059% due 10/05/21 (Ê)	600	600
Comcast Cable Communications			Hyundai Capital America
Holdings, Inc.			3.137% due 09/18/20 (Å)(Ê)	900	900
9.455% due 11/15/22	400	483	International Lease Finance Corp.
Comcast Corp.			8.625% due 01/15/22	400	453
2.848% due 10/01/21 (Ê)	900	900	Interpublic Group of Cos. , Inc. (The)
Conagra Brands, Inc.			3.500% due 10/01/20	300	300
3.800% due 10/22/21	700	702	3.750% due 10/01/21	600	600
Consolidated Edison Co. , Inc.			Keurig Dr Pepper, Inc.
2.773% due 06/25/21 (Ê)	100	100	3.551% due 05/25/21 (Þ)	1,300	1,294
Constellation Brands, Inc.			4.057% due 05/25/23 (Å)	100	99
2.250% due 11/06/20	500	488	Komatsu Finance America, Inc.
Crown Castle Towers LLC			2.118% due 09/11/20	300	293
3.222% due 05/15/22 (Þ)	600	591	2.437% due 09/11/22	300	287
CVS Health Corp.			Kraft Heinz Foods Co.
3.047% due 03/09/21 (Ê)	200	201	2.911% due 02/10/21 (Ê)	800	801
3.500% due 07/20/22	400	396	LG&E & KU Energy LLC
Daimler Finance NA LLC			3.750% due 11/15/20	200	201
2.250% due 03/02/20 (Þ)	500	492	Masco Corp.
2.450% due 05/18/20 (Þ)	200	197	3.500% due 04/01/21	900	895
Dell International LLC / EMC Corp.			McDonald's Corp.
4.420% due 06/15/21 (Þ)	1,400	1,413	2.939% due 10/28/21 (Ê)	400	401
Discovery Communications LLC			Molson Coors Brewing Co.
2.800% due 06/15/20 (Þ)	400	395	2.100% due 07/15/21	700	670
Dominion Energy Gas Holdings LLC			NetApp, Inc.
2.500% due 12/15/19	400	397	3.375% due 06/15/21	400	398

See accompanying notes which are an integral part of the financial statements.

666 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
3.250% due 12/15/22	500	487	Electricite de France SA
Philip Morris International, Inc.			2.350% due 10/13/20 (Þ)		300		294
2.500% due 11/02/22	600	575	Engie SA
Pioneer Natural Resources Co.			2.875% due 10/10/22 (Þ)		300		290
7.500% due 01/15/20	400	419	Flextronics International, Ltd.
Rockwell Collins, Inc.			4.625% due 02/15/20		700		702
2.800% due 03/15/22	800	775	Imperial Brands Finance PLC
Ryder System, Inc.			2.950% due 07/21/20 (Þ)		600		592
2.650% due 03/02/20	600	594	Lloyds Banking Group PLC
Sabine Pass Liquefaction LLC			3.153% due 06/21/21 (Ê)		200		201
5.625% due 02/01/21	900	931	Mitsubishi Corp.
Sempra Energy			Series EMTN
2.400% due 03/15/20	700	691	2.625% due 07/14/22		300		290
Solvay Finance America LLC			Mondelez International Holdings
3.400% due 12/03/20 (Þ)	400	398	Netherlands BV
Southern Co. (The)			2.000% due 10/28/21 (Þ)		500		476
2.750% due 06/15/20	400	395	Newcrest Finance Pty, Ltd.
2.350% due 07/01/21	1,000	967	4.450% due 11/15/21 (Þ)		400		405
Sprint Spectrum Co. LLC / Sprint			NTT Finance Corp.
Spectrum Co. II LLC / Sprint			1.900% due 07/21/21		1,000		958
Spectrum Co. III LLC			Pernod Ricard SA
3.360% due 09/20/21 (Þ)	450	446	4.450% due 01/15/22 (Þ)		700		713
TTX Co.			Reckitt Benckiser Treasury Services PLC
2.600% due 06/15/20 (Þ)	550	541	2.375% due 06/24/22 (Þ)		1,000		956
VMware, Inc.			Seven & i Holdings Co. , Ltd.
2.300% due 08/21/20	600	586	3.350% due 09/17/21 (Å)		900		898
Volkswagen Group of America Finance			TransCanada PipeLines, Ltd.
LLC			3.800% due 10/01/20		300		302
2.450% due 11/20/19 (Þ)	500	495
			Volkswagen International Finance NV
ZF NA Capital, Inc.			4.000% due 08/12/20 (Þ)		400		402
4.000% due 04/29/20 (Þ)	300	300
4.500% due 04/29/22 (Þ)	650	651	Woodside Finance, Ltd.
			4.600% due 05/10/21 (Þ)		300		304
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/20	600	593					12,636
3.089% due 03/19/21 (Ê)	300	300	United States Government Treasuries - 0.9%
			United States Treasury Inflation Indexed
		41,480	Bonds
International Debt - 2.0%			0.625% due 01/15/26		212		205
AerCap Ireland Capital, Ltd. / AerCap			0.500% due 01/15/28		—		—
Global Aviation Trust			0.750% due 07/15/28		5,826		5,641
4.625% due 10/30/20	400	406
4.500% due 05/15/21	350	354					5,846
3.500% due 05/26/22	150	146	Total Long-Term Investments
AP Moeller - Maersk A/S			(cost $60,264)				59,962
2.875% due 09/28/20 (Þ)	500	492
BAT International Finance PLC
2.750% due 06/15/20 (Þ)	700	692	Options Purchased - 0.0%
BG Energy Capital PLC			(Number of Contracts)
4.000% due 10/15/21 (Þ)	500	506	Corn Futures
British Transco International Finance Co.			Goldman Sachs Nov 2018 400.00
3.803% due 11/04/21	500	445	Call (5) (&)	USD	10,000	(ÿ)	—
Canadian Pacific Railway Co.			Goldman Sachs Nov 2018 410.00
4.500% due 01/15/22	400	411	Call (2) (&)	USD	4,100	(ÿ)	—
Coca-Cola European Partners PLC			Goldman Sachs Nov 2018 430.00
4.500% due 09/01/21	600	611	Call (3) (&)	USD	6,450	(ÿ)	—
Deutsche Telekom International Finance			Total Options Purchased
BV
2.225% due 01/17/20 (Þ)	800	790	(cost $4)				—

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 667

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
				2.134% due 11/29/18 (ç)(~)	3,300	3,294
Short-Term Investments - 89.0%				2.134% due 11/29/18 (~)(&)	1,341	1,339
Barclays Bank PLC				1.928% due 12/06/18 (~)(&)	14,770	14,742
2.899% due 10/25/19 (Ê)(~)	1,500		1,500	2.077% due 12/13/18 (~)	58,000	57,861
Danone SA
				2.245% due 01/03/19 (~)	35,000	34,864
1.691% due 10/30/19 (Þ)	600		591
Federal Home Loan Bank Discount				2.245% due 01/03/19 (~)(&)	5,051	5,031
Notes				2.277% due 01/17/19 (~)(&)	3,598	3,581
2.159% due 11/30/18 (~)	29,300		29,249	2.357% due 03/14/19 (~)	54,000	53,538
2.242% due 12/03/18 (~)	6,100		6,088	2.357% due 03/14/19 (~)(&)	3,000	2,974
2.145% due 12/12/18 (~)	47,600		47,478	Total Short-Term Investments
2.145% due 12/12/18 (~)(&)	24,600		24,539	(cost $573,510)		573,483
2.176% due 12/14/18 (~)(&)	22,500		22,443
2.328% due 01/04/19 (~)	3,000		2,988	Total Investments 98.3%
Kroger Co. (The)				(identified cost $633,778)		633,445
1.500% due 09/30/19	300		296
Suntory Holdings, Ltd.				Other Assets and Liabilities,
2.550% due 09/29/19 (Þ)	200		198	Net - 1.7%		10,783
U. S. Cash Management Fund(@)(a)(&)	260,888,836	(8)	260,889
United States Treasury Bills				Net Assets - 100.0%		644,228

See accompanying notes which are an integral part of the financial statements.

668 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
Duke Energy Corp.	05/11/18	400,000	100.00	400	401
Hyundai Capital America	09/14/18	900,000	100.00	900	900
Keurig Dr Pepper, Inc.	07/30/18	100,000	100.62	101	99
Seven & i Holdings Co. , Ltd.	09/11/18	900,000	99.99	900	898
					2,298
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Variable Rate Securities
Securities	Referenced Rate	Spread %
Barclays Bank PLC	USD 3 Month LIBOR	0.400
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Comcast Corp.	USD 3 Month LIBOR	0.440
Consolidated Edison Co. , Inc.	USD 3 Month LIBOR	0.400
CVS Health Corp.	USD 3 Month LIBOR	0.720
Dominion Energy, Inc.	USD 3 Month LIBOR	0.600
Duke Energy Corp.	USD 3 Month LIBOR	0.500
General Motors Financial Co. , Inc.	USD 3 Month LIBOR	0.850
Hewlett Packard Enterprise Co.	USD 3 Month LIBOR	0.720
Hyundai Capital America	USD 3 Month LIBOR	0.800
Kraft Heinz Foods Co.	USD 3 Month LIBOR	0.570
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.800
McDonald's Corp.	USD 3 Month LIBOR	0.430
Zimmer Biomet Holdings, Inc.	USD 3 Month LIBOR	0.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts (&)

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	229	USD	11,147	11/18	(394)
Aluminum Futures	15	USD	731	01/19	(54)
Aluminum Futures	2	USD	98	03/19	(5)
Argus LLS vs. WTI Crude Oil Futures	3	USD	24	11/18	15
Argus LLS vs. WTI Crude Oil Futures	3	USD	22	12/18	13
Argus LLS vs. WTI Crude Oil Futures	5	USD	33	01/19	19
Argus LLS vs. WTI Crude Oil Futures	5	USD	31	02/19	17
Argus LLS vs. WTI Crude Oil Futures	5	USD	30	03/19	17
Argus LLS vs. WTI Crude Oil Futures	5	USD	30	04/19	16
Argus LLS vs. WTI Crude Oil Futures	5	USD	30	05/19	16
Argus LLS vs. WTI Crude Oil Futures	5	USD	28	06/19	14
Argus LLS vs. WTI Crude Oil Futures	6	USD	32	07/19	14

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 669

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Argus LLS vs. WTI Crude Oil Futures	6	USD	30	08/19	12
Argus LLS vs. WTI Crude Oil Futures	6	USD	29	09/19	11
Argus LLS vs. WTI Crude Oil Futures	6	USD	28	10/19	10
Argus LLS vs. WTI Crude Oil Futures	6	USD	27	11/19	9
Argus LLS vs. WTI Crude Oil Futures	6	USD	23	12/19	5
Brent Crude / Dubai Crude Oil Futures	1	USD	3	01/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	02/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	03/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	04/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	05/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	06/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	07/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	08/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	09/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	10/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	11/20	—
Brent Crude / Dubai Crude Oil Futures	1	USD	3	12/20	—
Brent Crude Oil Futures	137	USD	10,283	12/18	(1,001)
Brent Crude Oil Futures	3	USD	225	03/19	(24)
Brent Crude Oil Futures	145	USD	10,868	04/19	(688)
Brent Crude Oil Futures	19	USD	1,414	07/19	(90)
Brent Crude Oil Futures	119	USD	8,832	08/19	(700)
Brent Crude Oil Futures	268	USD	19,009	10/20	(500)
Cocoa Futures	360	USD	8,111	03/19	162
Coffee "C" Futures	1	USD	42	12/18	3
Copper Futures	32	USD	4,801	12/18	(976)
Copper Futures	126	USD	8,436	03/19	(312)
Copper Futures	10	USD	1,495	05/19	(7)
Copper Futures	30	USD	4,490	12/19	(207)
Corn Futures	26	USD	507	07/19	(7)
Cotton No. 2 Futures	2	USD	77	12/18	(4)
Cotton No. 2 Futures	6	USD	235	03/19	(10)
Ethanol Futures	52	USD	2,806	12/18	(301)
Ethanol Futures	1	USD	56	02/19	(1)
Gasoline RBOB Futures	1	USD	74	12/18	(5)
Gasoline RBOB Futures	73	USD	5,471	02/19	(618)
Gasoline RBOB Futures	18	USD	1,511	05/19	(100)
Gasoline RBOB Futures	8	USD	663	07/19	(29)
Gold 100 oz. Futures	150	USD	18,225	12/18	(154)
Henry Hub Natural Gas Futures	4	USD	30	12/19	4
Henry Hub Natural Gas Futures	4	USD	30	01/20	3
Henry Hub Natural Gas Futures	4	USD	28	02/20	2
Henry Hub Natural Gas Futures	4	USD	25	03/20	(1)
Henry Hub Natural Gas Futures	4	USD	25	04/20	(1)
Henry Hub Natural Gas Futures	4	USD	25	05/20	(1)
Henry Hub Natural Gas Futures	4	USD	26	06/20	(1)
Henry Hub Natural Gas Futures	4	USD	26	07/20	(1)
Henry Hub Natural Gas Futures	4	USD	26	08/20	(1)
Henry Hub Natural Gas Futures	4	USD	26	09/20	—
Henry Hub Natural Gas Futures	4	USD	26	10/20	—
Henry Hub Natural Gas Futures	4	USD	28	11/20	1
Lead Futures	7	USD	335	11/18	(19)
Lead Futures	4	USD	192	01/19	(38)
Lead Futures	10	USD	481	03/19	(28)
Lead Futures	5	USD	748	09/19	(33)

See accompanying notes which are an integral part of the financial statements.

670 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Live Cattle Futures	24	USD	1,173	02/19	—
Low Sulphur Gasoil Futures	89	USD	6,145	03/19	(216)
Low Sulphur Gasoil Futures	216	USD	14,861	06/19	(7)
Mont Belvieu Propane Futures	4	USD	143	01/19	(2)
Mont Belvieu Propane Futures	4	USD	142	02/19	(3)
Mont Belvieu Propane Futures	4	USD	137	03/19	(9)
Natural Gas Futures	32	USD	1,027	01/19	(21)
Natural Gas Futures	746	USD	22,134	02/19	(488)
Natural Gas Futures	114	USD	3,110	09/19	54
Natural Gas Futures	50	USD	1,400	02/20	8
New York Harbor ULSD Futures	4	USD	378	12/18	(19)
New York Harbor ULSD Futures	175	USD	16,421	02/19	(234)
Nickel Futures	26	USD	1,785	11/18	(251)
Nickel Futures	3	USD	207	01/19	(14)
Nickel Futures	19	USD	1,315	03/19	(85)
Platinum Futures	988	USD	41,644	01/19	598
Propane Futures	6	USD	198	04/19	(15)
Propane Futures	6	USD	194	05/19	(19)
Propane Futures	6	USD	192	06/19	(21)
Soybean Futures	52	USD	2,317	07/19	(32)
Soybean Meal Futures	2	USD	62	01/19	—
Soybean Meal Futures	523	USD	16,192	03/19	(77)
Soybean Oil Futures	7	USD	119	01/19	(6)
Soybean Oil Futures	390	USD	6,667	03/19	(61)
Sugar 11 Futures	1,180	USD	17,432	02/19	206
Wheat Futures	93	USD	2,294	12/18	(115)
Wheat Futures	12	USD	311	03/19	(1)
Wheat Futures	36	USD	971	07/19	(25)
White Sugar Futures	42	USD	747	02/19	77
WTI Crude Oil Futures	37	USD	2,416	11/18	(178)
WTI Crude Oil Futures	30	USD	1,963	12/18	(212)
WTI Crude Oil Futures	3	USD	197	01/19	(17)
WTI Crude Oil Futures	48	USD	3,155	02/19	(39)
WTI Crude Oil Futures	10	USD	659	03/19	16
WTI Crude Oil Futures	82	USD	5,416	05/19	(393)
WTI Crude Oil Futures	270	USD	17,795	08/19	1,263
WTI Crude Oil Futures	3	USD	197	09/19	(5)
WTI Crude Oil Futures	141	USD	9,137	02/20	471
WTI Crude Oil Futures	139	USD	8,924	05/20	(155)
WTI Crude Oil Futures	26	USD	1,637	11/20	(91)
WTI Crude Oil Futures	90	USD	5,541	05/21	163
WTI Crude Oil Futures	28	USD	1,690	11/21	168
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	13	11/18	9
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	19	12/18	13
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	19	01/19	13
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	18	02/19	12
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	18	03/19	12
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	17	04/19	11
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	17	05/19	11
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	16	06/19	10
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	16	07/19	10
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	15	08/19	9
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	14	09/19	9
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	14	10/19	8
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	11/19	7

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 671

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Zinc Futures	21	USD	1,337	11/18	15
Zinc Futures	8	USD	499	01/19	(41)
Zinc Futures	16	USD	993	03/19	(47)
Short Positions
Aluminum Futures	229	USD	11,147	11/18	581
Aluminum Futures	10	USD	487	01/19	31
Aluminum Futures	151	USD	7,424	03/19	163
Brent Crude Oil Futures	35	USD	2,626	11/18	78
Brent Crude Oil Futures	8	USD	601	01/19	9
Brent Crude Oil Futures	2	USD	150	02/19	6
Brent Crude Oil Futures	2	USD	150	03/19	6
Brent Crude Oil Futures	407	USD	30,504	04/19	1,862
Brent Crude Oil Futures	3	USD	224	05/19	10
Brent Crude Oil Futures	11	USD	821	06/19	29
Brent Crude Oil Futures	64	USD	4,723	10/19	98
Brent Crude Oil Futures	61	USD	4,415	05/20	138
Brent Crude Oil Futures	17	USD	1,182	04/21	(80)
Brent Crude Oil Futures	43	USD	2,927	10/21	95
Brent Crude Oil Futures	3	USD	198	10/22	(4)
Cocoa Futures	1	USD	22	12/18	—
Cocoa Futures	9	USD	203	03/19	(9)
Coffee "C" Futures	461	USD	20,131	03/19	1,559
Copper Futures	34	USD	4,934	12/18	(44)
Copper Futures	25	USD	1,681	05/19	9
Copper Futures	11	USD	744	09/19	35
Copper Futures	66	USD	4,483	12/19	211
Corn Futures	186	USD	3,494	11/18	108
Corn Futures	86	USD	1,562	12/18	42
Corn Futures	1	USD	20	12/19	—
Cotton No. 2 Futures	407	USD	15,934	03/19	110
Gasoline RBOB Futures	252	USD	18,887	02/19	533
Gold 100 oz. Futures	27	USD	3,281	12/18	(22)
Lead Futures	7	USD	335	11/18	15
Lead Futures	4	USD	192	01/19	14
Lean Hogs Futures	46	USD	1,202	02/19	5
Low Sulphur Gasoil Futures	43	USD	3,006	12/18	96
Low Sulphur Gasoil Futures	1	USD	69	01/19	(1)
Low Sulphur Gasoil Futures	43	USD	2,958	06/19	104
Natural Gas Futures	20	USD	652	11/18	(28)
Natural Gas Futures	220	USD	7,264	12/18	(218)
Natural Gas Futures	80	USD	2,148	03/19	13
Natural Gas Futures	64	USD	1,937	12/19	(24)
Nickel Futures	26	USD	1,785	11/18	174
Nickel Futures	4	USD	276	01/19	25
Nickel Futures	1	USD	69	03/19	5
Palladium Futures	70	USD	7,480	12/18	(1,006)
Silver Futures	179	USD	12,782	12/18	40
Soybean Futures	3	USD	128	01/19	3
Soybean Futures	445	USD	19,246	03/19	138
Soybean Futures	52	USD	2,350	11/19	31
Sugar 11 Futures	47	USD	694	02/19	(93)
Wheat Futures	42	USD	1,051	12/18	34
Wheat Futures	1,072	USD	27,690	03/19	1,054
Wheat Futures	5	USD	132	05/19	11
Wheat Futures	44	USD	1,175	07/19	39

See accompanying notes which are an integral part of the financial statements.

672 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Futures Contracts (&)

Amounts in thousands (except contract amounts)
WTI Crude Oil Futures	13	USD	460	11/18	(26)
WTI Crude Oil Futures	14	USD	525	12/18	1
WTI Crude Oil Futures	8	USD	76	01/19	(36)
WTI Crude Oil Futures	8	USD	74	02/19	(35)
WTI Crude Oil Futures	8	USD	73	03/19	(34)
WTI Crude Oil Futures	8	USD	71	04/19	(32)
WTI Crude Oil Futures	26	USD	1,259	05/19	49
WTI Crude Oil Futures	13	USD	399	06/19	(30)
WTI Crude Oil Futures	9	USD	76	07/19	(28)
WTI Crude Oil Futures	9	USD	75	08/19	(27)
WTI Crude Oil Futures	9	USD	75	09/19	(27)
WTI Crude Oil Futures	9	USD	74	10/19	(26)
WTI Crude Oil Futures	563	USD	36,343	11/19	94
WTI Crude Oil Futures	9	USD	73	12/19	(26)
WTI Crude Oil Futures	7	USD	449	05/20	(15)
WTI Crude Oil Futures	237	USD	14,919	11/20	(237)
WTI Crude Oil Futures	19	USD	1,106	11/22	(148)
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	12/19	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	01/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	02/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	03/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	04/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	05/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	06/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	07/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	08/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	09/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	10/20	1
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	11/20	1
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	12/19	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	01/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	02/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	03/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	04/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	05/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	06/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	07/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	08/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	09/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	10/20	2
WTI Midland (Argus) / WTI Financial Futures	3	USD	—	11/20	2
Zinc Futures	21	USD	1,337	11/18	90
Zinc Futures	4	USD	250	01/19	(5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(151)

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Brent Crude Oil Futures	Goldman Sachs	Call	24	84.00	USD	2,400	11/27/18	(4)
Brent Crude Oil Futures	Goldman Sachs	Call	24	85.00	USD	2,400	11/27/18	(4)
Brent Crude Oil Futures	Goldman Sachs	Call	12	86.00	USD	1,200	11/27/18	(1)
Brent Crude Oil Futures	Goldman Sachs	Call	12	87.00	USD	1,200	11/27/18	(1)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 673

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Brent Crude Oil Futures	Goldman Sachs	Call	12	81.00	USD	1,200	12/21/18	(12)
Brent Crude Oil Futures	Goldman Sachs	Call	12	82.00	USD	1,200	12/21/18	(9)
Brent Crude Oil Futures	Goldman Sachs	Call	36	83.00	USD	3,600	12/21/18	(24)
Brent Crude Oil Futures	Goldman Sachs	Call	12	85.00	USD	1,200	12/21/18	(5)
Crude Oil Futures	Goldman Sachs	Call	16	73.50	USD	1,176	11/14/18	(1)
Crude Oil Futures	Goldman Sachs	Call	12	75.00	USD	900	11/14/18	—
Crude Oil Futures	Goldman Sachs	Call	24	76.00	USD	1,824	11/14/18	—
Crude Oil Futures	Goldman Sachs	Call	12	74.00	USD	888	12/14/18	(3)
Crude Oil Futures	Goldman Sachs	Call	12	75.00	USD	900	12/14/18	(3)
Crude Oil Futures	Goldman Sachs	Call	48	77.00	USD	3,696	12/14/18	(6)
Natural Gas Futures	Goldman Sachs	Put	36	2.85	USD	1,026	11/27/18	(5)
Natural Gas Futures	Goldman Sachs	Put	96	2.90	USD	2,784	11/27/18	(21)
Natural Gas Futures	Goldman Sachs	Put	18	2.85	USD	513	12/26/18	(9)
Natural Gas Futures	Goldman Sachs	Put	12	2.90	USD	348	12/26/18	(8)
Wheat Futures	Goldman Sachs	Put	2	590.00	USD	5,900	11/23/18	—
Total Liability for Options Written (premiums received $404)								(116)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Bloomberg Commodity Index	Morgan Stanley	USD	71,319	0.150%(1)	03/15/19	—	(2)	(2)
Bloomberg Commodity Index 1
Month Forward Index	Goldman Sachs	USD	50,263	3 Month Treasury Bill(1)	02/15/19	—	(2,213)	(2,213)
Bloomberg Commodity Index Total
Return(i)	BNP Paribas	USD	33,810	3 Month Treasury Bill(1)	02/15/19	—	(1,528)	(1,528)
Bloomberg Commodity Index Total
Return	BNP Paribas	USD	650	3 Month Treasury Bill(1)	02/15/19	—	(29)	(29)
Bloomberg Commodity Index Total
Return(ii)	Goldman Sachs	USD	56,952	3 Month Treasury Bill(1)	02/15/19	—	(2,559)	(2,559)
Bloomberg Commodity Index Total
Return	JPMorgan Chase	USD	214	3 Month Treasury Bill(1)	02/15/19	—	(10)	(10)
Bloomberg Commodity Index Total
Return	Merrill Lynch	USD	96,051	3 Month Treasury Bill(1)	02/15/19	—	(4,339)	(4,339)
Cargill Custom Index(iii)	Citigroup	USD	151,298	0.450%(1)	03/29/19	—	—	—
Citi CVICXMB2 Commodity Index	Citigroup	USD	8,432	0.170%(1)	02/15/19	—	(1)	(1)
Citi CVICXMB3 Commodity Index	Citigroup	USD	8,355	0.170%(1)	02/15/19	—	26	26
Citi MEHMIDCAL Commodity
Forward Calendar Swap				Total Return on Underlying
CAL20-21(¥)	Citigroup	USD	24	Reference Entity(1)	12/31/21	—	32	32
Commodity Forward CAL19
Northwest Europe Jet Kerosene
Futures vs ICE Brent Crude Oil				Total Return on Underlying
Futures	Goldman Sachs	USD	5	Reference Entity(1)	12/31/19	—	(5)	(5)
Commodity Forward CAL2H18
WTI Midland vs WTI Trade Month				Margin on Underlying
Futures	Goldman Sachs	USD	1	Reference Entity(1)	12/31/18	—	(5)	(5)
Credit Suisse PIMCODB2				Total Return on Underlying
Commodity Index	Credit Suisse	USD	166	Reference Entity(1)	02/15/19	—	(8)	(8)

See accompanying notes which are an integral part of the financial statements.

674 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	BNP Paribas	USD	1	Reference Entity(1)	12/31/18	—	2	2
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	Morgan Stanley	USD	—	Reference Entity(1)	12/31/18	—	—	—
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	Morgan Stanley	USD	3	Reference Entity(1)	12/31/18	—	(4)	(4)
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	Morgan Stanley	USD	3	Reference Entity(1)	12/31/18	—	(4)	(4)
European Refined Margin Calendar				Total Return on Underlying
Swap 1Q19 (¥)	BNP Paribas	USD	10	Reference Entity(1)	03/31/19	—	5	5
European Refined Margin Calendar				Total Return on Underlying
Swap 1Q19 (¥)	Goldman Sachs	USD	10	Reference Entity(1)	03/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Macquarie	USD	1	Reference Entity(1)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	BNP Paribas	USD	2	Reference Entity(1)	12/31/20	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Goldman Sachs	USD	4	Reference Entity(1)	12/31/18	—	4	4
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	JPMorgan Chase	USD	9	Reference Entity(1)	12/31/18	—	12	12
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/18	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/18	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/18	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	9	Reference Entity(1)	12/31/18	—	7	7
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	1	Reference Entity(1)	12/31/18	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	BNP Paribas	USD	2	Reference Entity(1)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q19 (¥)	Morgan Stanley	USD	3	Reference Entity(1)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Macquarie	USD	7	Reference Entity(1)	12/31/19	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Morgan Stanley	USD	10	Reference Entity(1)	12/31/19	—	(7)	(7)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	JPMorgan Chase	USD	5	Reference Entity(1)	12/31/20	—	(3)	(3)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/20	—	(1)	(1)
European Refined Margin Calendar
Swap November 2018 - December				Total Return on Underlying
2018 (¥)	BNP Paribas	USD	9	Reference Entity(1)	12/31/18	—	10	10
European Refined Margin Calendar
Swap November 2018 - December				Total Return on Underlying
2018 (¥)	Goldman Sachs	USD	8	Reference Entity(1)	12/31/18	—	9	9
European Refined Margin Calendar
Swap November 2018 - December				Total Return on Underlying
2018 (¥)	JPMorgan Chase	USD	2	Reference Entity(1)	12/31/18	—	2	2
Goldman Sachs ABGS1042
Commodity Index	Goldman Sachs	USD	4,710	0.250%(1)	02/15/19	—	(102)	(102)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 675

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Jet Brent Crack Ratio Calendar				Total Return on Underlying
Swap CAL19 (¥)	BNP Paribas	USD	8	Reference Entity(1)	12/31/19	—	(13)	(13)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
1Q19 (¥)	BNP Paribas	USD	2	Reference Entity(1)	03/31/19	—	1	1
JETBRENT Ratio Calendar Swap				Total Return on Underlying
1Q19 (¥)	Goldman Sachs	USD	1	Reference Entity(1)	03/31/19	—	1	1
JETBRENT Ratio Calendar Swap				Total Return on Underlying
2Q19 (¥)	BNP Paribas	USD	3	Reference Entity(1)	06/30/19	(1)	4	3
JPMorgan JMABCT3E Commodity
Index (iv)	JPMorgan Chase	USD	10,487	0.150%(1)	02/15/19	—	—	—
JPMorgan JMABDEWE Commodity
Index	JPMorgan Chase	USD	4,772	0.300%(1)	02/15/19	—	(152)	(152)
JPMorgan JMABNIC2 Commodity
Index	JPMorgan Chase	USD	5,034	0.170%(1)	02/15/19	—	(273)	(273)
JPMorgan JPABFNJ1 Commodity
Index	JPMorgan Chase	USD	3,397	0.350%(1)	02/15/19	—	(33)	(33)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap December 2018 (¥)	JPMorgan Chase	USD	90	Reference Entity(1)	11/23/18	(1)	(9)	(10)
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	750	Reference Entity(1)	05/12/20	—	4	4
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	599	Reference Entity(1)	06/08/20	—	2	2
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	987	Reference Entity(1)	07/09/19	—	(7)	(7)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	491	Reference Entity(1)	05/12/20	—	(5)	(5)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	381	Reference Entity(1)	06/08/20	—	(3)	(3)
Macquarie MQCP563E Commodity
Index	Macquarie	USD	2,562	0.950%(1)	02/15/19	—	—	—
Macquarie PIMCODB1 Commodity				Total Return on Underlying
Index	Macquarie	USD	5,663	Reference Entity(1)	02/15/19	—	(285)	(285)
Merrill Lynch Commodity eXtra				Total Return on Underlying
BIN1 Index(v)	Bank of America	USD	97,375	Reference Entity(1)	11/30/18	—	—	—
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
1Q19 (¥)	BNP Paribas	USD	16	Reference Entity(1)	03/31/19	(13)	(42)	(55)
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
1Q19 (¥)	Goldman Sachs	USD	11	Reference Entity(1)	03/31/19	(2)	(30)	(32)
Naphtha Fuel Oil Calendar Swap				Total Return on Underlying
1Q19 (¥)	JPMorgan Chase	USD	2	Reference Entity(1)	03/31/19	—	(2)	(2)
WCS Oil Calendar Swap Calendar				Total Return on Underlying
Swap 2H18 (¥)	Citigroup	USD	1	Reference Entity(1)	12/31/18	(5)	(12)	(17)
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	BNP Paribas	USD	2	Reference Entity(1)	12/31/18	—	5	5
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	Goldman Sachs	USD	3	Reference Entity(1)	12/31/18	(1)	(8)	(9)
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	JPMorgan Chase	USD	2	Reference Entity(1)	12/31/18	—	5	5
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	Maquarie	USD	2	Reference Entity(1)	12/31/18	—	5	5
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(1)	12/31/18	—	(3)	(3)
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	Morgan Stanley	USD	1	Reference Entity(1)	12/31/18	—	2	2
Wheat Commodity Calendar Swap				Total Return on Underlying
December 2018 (¥)	Goldman Sachs	USD	155	Reference Entity(1)	11/23/18	—	21	21
Wheat Commodity Calendar Swap				Total Return on Underlying
December 2018 (¥)	Goldman Sachs	USD	165	Reference Entity(1)	11/23/18	—	52	52

See accompanying notes which are an integral part of the financial statements.

676 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Wheat Commodity Calendar Swap				Total Return on Underlying
December 2018 (¥)	JPMorgan Chase	USD	45	Reference Entity(1)	11/23/18	—	3	3
Wheat Commodity Calendar Swap				Total Return on Underlying
March 2019 (¥)	JPMorgan Chase	USD	60	Reference Entity(1)	02/22/19	—	—	—
Total Open Total Return Swap Contracts (å)						(23)	(11,487)	(11,510)

(¥) Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

(i)  The Bloomberg BCOMTR1B Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum January 2019	4.1	$1,389
Brent Oil January 2019	8.8	2,967
Coffee December 2018	2.4	796
Copper December 2018	6.1	2,051
Corn December 2018	6.5	2,208
Cotton December 2018	1.5	499
Crude Oil January 2019	8.0	2,715
Gold December 2018	11.2	3,820
Heating Oil January 2019	4.2	1,404
Kansas Wheat December 2018	1.5	512
Lean Hogs December 2018	1.7	591
Live Cattle December 2018	4.4	1,472
Natural Gas (NYMEX) January 2019	9.9	3,355
Nickel January 2019	2.6	882
Silver December 2018	3.1	1,056
Soybean Meal January 2019	3.0	1,012
Soybeans January 2019	5.4	1,820
Soybeans Oil January 2019	2.4	800
Sugar March 2019	3.2	1,077
Unleaded Gasoline January 2019	3.7	1,265
Wheat December 2018	3.9	1,318
Zinc January 2019	2.4	801
Total Notional Amount		$33,810

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(ii)  The Bloomberg BCOMTR2D Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 677

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum January 2019	4.1	$2,339
Brent Oil January 2019	8.8	4,997
Coffee December 2018	2.4	1,340
Copper December 2018	6.1	3,456
Corn December 2018	6.5	3,719
Cotton December 2018	1.5	840
Crude Oil January 2019	8.0	4,573
Gold December 2018	11.2	6,435
Heating Oil January 2019	4.2	2,365
Kansas Wheat December 2018	1.5	863
Lean Hogs December 2018	1.7	996
Live Cattle December 2018	4.4	2,479
Natural Gas (NYMEX) January 2019	9.9	5,652
Nickel January 2019	2.6	1,486
Silver December 2018	3.1	1,779
Soybean Meal January 2019	3.0	1,704
Soybeans January 2019	5.4	3,066
Soybeans Oil January 2019	2.4	1,348
Sugar March 2019	3.2	1,814
Unleaded Gasoline January 2019	3.7	2,132
Wheat December 2018	3.9	2.220
Zinc January 2019	2.4	1.349
Total Notional Amount		$56,952

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iii) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum January 2019	3.9	$6,138
Bean Oil January 2019	2.3	3,558
Brent Crude January 2019	8.4	13,207
Cocoa December 2018	1.1	1,676
Coffee May 2019	2.4	3,749
Copper July 2019	5.9	9,242
Corn December 2018	11.7	18,197
Corn September 2019	6.8	10,590
Cotton July 2019	1.5	2,330
Cotton May 2019	3.8	5,922
Gold April 2019	11.0	17,176

See accompanying notes which are an integral part of the financial statements.

678 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Heating Oil April 2019	3.9	6,161
Kansas Wheat July 2019	1.6	2,482
Lean Hogs December 2018	1.7	2,642
Live Cattle December 2018	4.2	6,549
Live Cattle February 2019	4.3	6,843
London Cocoa July 2019	0.1	219
London Cocoa March 2019	1.1	1,743
Natural Gas January 2019	7.4	11,557
Natural Gas April 2019	7.8	12,137
Nickel January 2019	2.5	3,861
RBOB Gasoline July 2019	4.1	6,355
Silver May 2019	3.0	4,779
Soybean Meal December 2018	3.4	5,362
Soybean Meal March 2019	2.9	4,520
Soybeans January 2019	1.4	2,129
Soybeans July 2019	5.4	8,467
Sugar May 2019	3.1	4,842
Wheat December 2018	4.0	6,256
Wheat July 2019	4.0	6,274
WTI Crude October 2019	7.8	12,170
Zinc December 2018	2.3	3,584
Total Long Futures Contracts		$210,717

Short Futures Contracts
Cocoa March 2019	(1.1)	$(1,690)
Corn December 2018	(2.6)	(3,978)
Cotton December 2018	(3.9)	(6,072)
Cotton March 2019	(8.4)	(13,154)
Live Cattle December 2018	(8.5)	(13,332)
Live Cattle February 2019	(0.8)	(1,222)
London Cocoa December 2018	(0.4)	(582)
London Cocoa March 2019	(1.0)	(1,482)
Natural Gas April 2019	(6.0)	(9,398)
Soybean Meal December 2018	(1.0)	(1,532)
Wheat December 2018	(0.8)	(1,251)
Total Short Futures Contracts		(53,693)

Embedded Management Fees	(0.3)	$(452)
Outstanding Swap Contract, at value(^)		$156,572
Total

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^) The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 679

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

(iv)  The JPMorgan JMABCT3E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Coffee March 2019	4.3	$449
Soybean Meal December 2018	1.7	179
Total Long Futures Contracts		628

Short Futures Contracts
Coffee December 2018	(4.3)	$(448)
Soybean Meal January 2019	(1.7)	(180)
Total Short Futures Contracts		(628)

Cash	100.0	10,487
Total Notional Amount		$10,487

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(v) The Merrill Lynch MLBXBIN1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil January 2019	13.4	$13,029
Copper December 2018	9.2	9,007
Cotton December 2018	2.2	2,132
Crude Oil January 2019	12.2	11,870
Gold December 2018	9.9	9,601
Heating Oil January 2019	6.2	6,066
Live Cattle December 2018	6.5	6,281
Natural Gas (NYMEX) January 2019	14.5	14,121
Nickel January 2019	3.9	3,837
Soybean Meal January 2019	4.4	4,333
Soybeans Oil January 2019	3.5	3,389
Sugar March 2019	4.6	4,518
Unleaded Gasoline January 2019	5.8	5,599
Zinc January 2019	3.7	3,593
Total Notional Amount		$97,376

(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See accompanying notes which are an integral part of the financial statements.

680 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Corporate Bonds and Notes	$—	$41,480	$—	$—	$41,480	6.4
International Debt	—	12,636	—	—	12,636	2.0
United States Government Treasuries	—	5,846	—	—	5,846	0.9
Options Purchased	—	—	—	—	—	—*
Short-Term Investments	—	312,594	—	260,889	573,483	89.0
Total Investments	—	372,556	—	260,889	633,445	98.3
Other Assets and Liabilities, Net						1.7
						100.0
Other Financial Instruments
Assets
Futures Contracts	11,320	—	—	—	11,320	1.8
Total Return Swap Contracts	—	217	—	—	217	—*

Liabilities
Futures Contracts	(11,471)	—	—	—	(11,471)	(1.8)
Options Written	(116)	—	—	—	(116)	(—)*
Total Return Swap Contracts	—	(11,727)	—	—	(11,727)	(1.8)
Total Other Financial Instruments**	$(267)	$(11,510)	$—	$—	$(11,777)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 681

Russell Investment Company
Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—
Variation margin on futures contracts**	11,320
Total return swap contracts, at fair value	217
Total	$11,537

Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$11,471
Options written, at fair value	116
Total return swap contracts, at fair value	11,727
Total	$23,314
Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments***	$(167)
Futures contracts	6,657
Options written	604
Total return swap contracts	(2,986)
Total	$4,108

Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(4)
Futures contracts	(8,231)
Options written	288
Total return swap contracts	(11,835)
Total	$(19,782)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

682 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized	Assets and	of Assets and
Description	- Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$—	$—	$—
Total Return Swap Contracts	Total return swap contracts, at fair value		217	—	217
Total Financial and Derivative Assets			217	—	217
Financial and Derivative Assets not subject to a netting agreement			—	—	—
Total Financial and Derivative Assets subject to a netting agreement			$217	$—	$217

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
BNP Paribas		$26	$26	$—	$—
Citigroup		58	18	—	40
Goldman Sachs		87	87	—	—
JPMorgan Chase		22	22	—	—
Macquarie		5	5	—	—
Morgan Stanley		17	17	—	—
Societe Generale		2	2	—	—
Total		$217	$177	$—	$40

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 683

Russell Investment Company
Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized	Assets and	of Assets and
Description	- Liabilities		Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value		$116	$—	$116
Total Return Swap Contracts	Total return swap contracts, at fair value		11,727	—	11,727
Total Financial and Derivative Liabilities			11,843	—	11,843
Financial and Derivative Liabilities not subject to a netting agreement			(58)	—	(58)
Total Financial and Derivative Liabilities subject to a netting agreement			$11,785	$—	$11,785

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
BNP Paribas		$1,627	$26	$1,108	$493
Citigroup		18	18	—	—
Credit Suisse		8	—	—	8
Goldman Sachs		4,984	87	3,521	1,376
JPMorgan Chase		483	22	288	173
Macquarie		287	5	282	—
Merrill Lynch		4,339	—	—	4,339
Morgan Stanley		36	17	—	19
Societe Generale		3	2	—	1
Total		$11,785	$177	$5,199	$6,409

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Consolidated Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

684 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$633,778
Investments, at fair value(>)	633,445
Cash	5,764
Receivables:
Dividends and interest	444
Dividends from affiliated funds	513
Investments sold	8,027
Fund shares sold	548
From broker(a)(b)	23,369
Variation margin on futures contracts	1,584
Total return swap contracts, at fair value(8)	217
Total assets	673,911

Liabilities
Payables:
Investments purchased	13,465
Fund shares redeemed	1,215
Accrued fees to affiliates	553
Other accrued expenses	267
Variation margin on futures contracts	2,340
Options written, at fair value(x)	116
Total return swap contracts, at fair value(8)	11,727
Total liabilities	29,683

Net Assets	$644,228

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 685

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(9,589)
Shares of beneficial interest	1,191
Additional paid-in capital	652,626
Net Assets	$644,228

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$5.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$5.64
Class A — Net assets	$7,151,337
Class A — Shares outstanding ($. 01 par value)	1,345,055
Net asset value per share: Class C(#)	$5.07
Class C — Net assets	$2,055,966
Class C — Shares outstanding ($. 01 par value)	405,235
Net asset value per share: Class E(#)	$5.38
Class E — Net assets	$166,838
Class E — Shares outstanding ($. 01 par value)	31,015
Net asset value per share: Class M(#)	$5.39
Class M — Net assets	$16,844,451
Class M — Shares outstanding ($. 01 par value)	3,125,031
Net asset value per share: Class S(#)	$5.40
Class S — Net assets	$478,144,863
Class S — Shares outstanding ($. 01 par value)	88,575,583
Net asset value per share: Class Y(#)	$5.46
Class Y — Net assets	$139,864,962
Class Y — Shares outstanding ($. 01 par value)	25,634,717
Amounts in thousands
(x) Premiums received on options written	$404
(>) Investments in affiliates, U. S. Cash Management Fund	$260,889
(8) Total return swap contracts - premiums paid (received)	$(23)

(a) Receivable from Broker for Futures	$5,429
(b) Receivable from Broker for Swaps	$17,940

(#)     Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

686 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends from affiliated funds	$8,061
Interest	4,229
Total investment income	12,290

Expenses
Advisory fees	10,416
Administrative fees	403
Custodian fees	304
Distribution fees - Class A	17
Distribution fees - Class C	19
Transfer agent fees - Class A	14
Transfer agent fees - Class C	5
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	35
Transfer agent fees - Class S	1,015
Transfer agent fees - Class Y	7
Professional fees	166
Registration fees	97
Shareholder servicing fees - Class C	6
Shareholder servicing fees - Class E	—**
Trustees’ fees	23
Printing fees	189
Miscellaneous	79
Expenses before reductions	12,795
Expense reductions	(5,069)
Net expenses	7,726
Net investment income (loss)	4,564

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(297)
Investments in affiliated funds	(2)
Futures contracts	6,657
Options written	604
Total return swap contracts	(2,986)
Net realized gain (loss)	3,976
Net change in unrealized appreciation (depreciation) on:
Investments	(320)
Investments in affiliated funds	(23)
Futures contracts	(8,231)
Options written	288
Total return swap contracts	(11,835)
Net change in unrealized appreciation (depreciation)	(20,121)
Net realized and unrealized gain (loss)	(16,145)
Net Increase (Decrease) in Net Assets from Operations	$(11,581)

**      Less than $500.
(†)     The Statement of Operations is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 687

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,564	$(1,506)
Net realized gain (loss)	3,976	5,345
Net change in unrealized appreciation (depreciation)	(20,121)	12,898
Net increase (decrease) in net assets from operations	(11,581)	16,737

Distributions (i)
To shareholders
Class A	(72)	—
Class C	(6)	—
Class M(1)	(236)	—
Class S	(6,715)	—
Class Y	(2,732)	—
Net decrease in net assets from distributions	(9,761)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	(30,279)	(31,403)
Total Net Increase (Decrease) in Net Assets	(51,621)	(14,666)

Net Assets
Beginning of period	695,849	710,515
End of period (ii)	$644,228	$695,849

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $7,136. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.
(†)     The Statements of Changes in Net Assets are consolidated and include the balances of Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

688 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†), continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	408	$2,254	300	$1,623
Proceeds from reinvestment of distributions	13	72	—	—
Payments for shares redeemed	(334)	(1,835)	(344)	(1,859)
Net increase (decrease)	87	491	(44)	(236)
Class C
Proceeds from shares sold	29	156	89	461
Proceeds from reinvestment of distributions	1	6	—	—
Payments for shares redeemed	(193)	(1,027)	(333)	(1,719)
Net increase (decrease)	(163)	(865)	(244)	(1,258)
Class E
Proceeds from shares sold	2	9	61	331
Payments for shares redeemed	(3)	(17)	(1,840)	(10,346)
Net increase (decrease)	(1)	(8)	(1,779)	(10,015)
Class M(1)
Proceeds from shares sold	1,426	8,037	2,630	14,434
Proceeds from reinvestment of distributions	43	236	—	—
Payments for shares redeemed	(859)	(4,823)	(115)	(610)
Net increase (decrease)	610	3,450	2,515	13,824
Class S
Proceeds from shares sold	18,925	106,695	24,780	136,071
Proceeds from reinvestment of distributions	1,217	6,692	—	—
Payments for shares redeemed	(19,661)	(111,023)	(28,137)	(154,606)
Net increase (decrease)	481	2,364	(3,357)	(18,535)
Class Y
Proceeds from shares sold	778	4,395	5,104	27,653
Proceeds from reinvestment of distributions	492	2,732	—	—
Payments for shares redeemed	(7,435)	(42,838)	(7,663)	(42,836)
Net increase (decrease)	(6,165)	(35,711)	(2,559)	(15,183)
Total increase (decrease)	(5,151)	$(30,279)	(5,468)	$(31,403)

(1)      For the period March 16, 2017 (inception date) to October 31, 2017.
(†)     The Statement of Changes in Net Assets is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 689

Russell Investment Company
Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	5.50	. 02	(. 14)	(. 12)	(. 06)	—
October 31, 2017	5.40	(. 03)	. 13	. 10	—	—
October 31, 2016	5.58	(. 06)	(. 12)	(. 18)	—	—
October 31, 2015	7.64	(. 09)	(1.97)	(2.06)	—	—
October 31, 2014	8.35	(. 12)	(. 59)	(. 71)	—(f)	—(f)

Class C
October 31, 2018	5.24	(. 02)	(. 14)	(. 16)	(. 01)	—
October 31, 2017	5.18	(. 07)	. 13	. 06	—	—
October 31, 2016	5.40	(. 09)	(. 13)	(. 22)	—	—
October 31, 2015	7.44	(. 13)	(1.91)	(2.04)	—	—
October 31, 2014	8.20	(. 18)	(. 58)	(. 76)	—(f)	—(f)

Class E
October 31, 2018	5.50	. 02	(. 14)	(. 12)	—	—
October 31, 2017	5.40	(. 04)	. 14	. 10	—	—
October 31, 2016	5.58	(. 06)	(. 12)	(. 18)	—	—
October 31, 2015	7.63	(. 09)	(1.96)	(2.05)	—	—
October 31, 2014	8.35	(. 12)	(. 60)	(. 72)	—(f)	—(f)

Class M
October 31, 2018	5.58	. 04	(. 14)	(. 10)	(. 09)	—
October 31, 2017(9)	5.46	(—)(f)	. 12	. 12	—	—

Class S
October 31, 2018	5.59	. 03	(. 14)	(. 11)	(. 08)	—
October 31, 2017	5.47	(. 01)	. 13	. 12	—	—
October 31, 2016	5.64	(. 04)	(. 13)	(. 17)	—	—
October 31, 2015	7.69	(. 07)	(1.98)	(2.05)	—	—
October 31, 2014	8.40	(. 10)	(. 61)	(. 71)	—(f)	—(f)

Class Y
October 31, 2018	5.65	. 04	(. 14)	(. 10)	(. 09)	—
October 31, 2017	5.52	(—)(f)	. 13	. 13	—	—
October 31, 2016	5.68	(. 03)	(. 13)	(. 16)	—	—
October 31, 2015	7.73	(. 06)	(1.99)	(2.05)	—	—
October 31, 2014	8.42	(. 08)	(. 61)	(. 69)	—(f)	—(f)

See accompanying notes which are an integral part of the financial statements.

690 Commodity Strategies Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 06)	5.32	(2.18)	7,151	2.12	1.40	. 38	610
—	5.50	1.85	6,920	2.11	1.41	(. 51)	—
—	5.40	(3.23)	7,027	2.13	1.46	(1.07)	—
—	5.58	(26.96)	7,826	2.09	1.48	(1.39)	—
—(f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302

(. 01)	5.07	(3.04)	2,056	2.87	2.15	(. 41)	610
—	5.24	1.16	2,978	2.86	2.16	(1.27)	—
—	5.18	(4.07)	4,210	2.87	2.21	(1.82)	—
—	5.40	(27.42)	5,029	2.83	2.23	(2.14)	—
—(f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302

—	5.38	(2.18)	167	2.12	1.40	. 36	610
—	5.50	1.85	178	2.09	1.38	(. 69)	—
—	5.40	(3.23)	9,775	2.12	1.46	(1.07)	—
—	5.58	(26.87)	12,615	2.09	1.48	(1.39)	—
—(f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302

(. 09)	5.39	(1.89)	16,844	1.87	1.05	. 74	610
—	5.58	2.20	14,041	1.87	1.06	(. 06)	—

(. 08)	5.40	(2.06)	478,145	1.87	1.15	. 62	610
—	5.59	2.19	492,180	1.86	1.16	(. 25)	—
—	5.47	(3.01)	500,004	1.87	1.21	(. 82)	—
—	5.64	(26.66)	579,005	1.84	1.23	(1.14)	—
—(f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302

(. 09)	5.46	(2.02)	139,865	1.68	. 96	. 78	610
—	5.65	2.36	179,552	1.66	. 97	(. 07)	—
—	5.52	(2.82)	189,499	1.68	1.02	(. 62)	—
—	5.68	(26.52)	175,230	1.64	1.04	(. 95)	—
—(f)	7.73	(8.19)	219,596	1.63	1.08	(. 97)	302

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 691

Russell Investment Company
Commodity Strategies Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$436,054
Administration fees	27,481
Distribution fees	2,931
Shareholder servicing fees	492
Transfer agent fees	83,988
Trustee fees	2,520
$553,466

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	592,662	1,702,020	2,033,768	(2)		(23)	260,889	8,061	—
	$592,662	$1,702,020	$2,033,768	$(2	) $	(23)	$260,889	$8,061	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$632,275,392
Unrealized Appreciation	$227,373
Unrealized Depreciation	(10,366,927)
Net Unrealized Appreciation (Depreciation)	$(10,139,554)
Undistributed Ordinary Income	$787,270
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(137,435)
Tax Composition of Distributions
Ordinary Income	$9,760,797

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(3,825)
Additional paid-in capital	3,825

See accompanying notes which are an integral part of the financial statements.

692 Commodity Strategies Fund

Russell Investment Company
Global Infrastructure Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Global Infrastructure Fund - Class A‡			Global Infrastructure Fund - Class Y
	Total			Total
	Return			Return
1 Year	(12.46)%		1 Year	(6.67)%
5 Years	2.98	%§	5 Years	4.65	%§
Inception*	5.81	%§	Inception*	7.04	%§

Global Infrastructure Fund - Class C			S&P Global Infrastructure Index Net (USD)SM **
	Total			Total
	Return			Return
1 Year	(7.73)%		1 Year	(8.46)%
5 Years	3.42	%§	5 Years	3.60	%§
Inception*	5.79	%§	Inception*	5.59	%§

Global Infrastructure Fund - Class E
	Total
	Return
1 Year	(6.99)%
5 Years	4.22	%§
Inception*	6.60	%§

Global Infrastructure Fund - Class M‡‡
	Total
	Return
1 Year	(6.76)%
5 Years	4.49	%§
Inception*	6.88	%§

Global Infrastructure Fund - Class S
	Total
	Return
1 Year	(6.85)%
5 Years	4.46	%§
Inception*	6.86	%§

Global Infrastructure Fund 693

Russell Investment Company
Global Infrastructure Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Global Infrastructure Fund (the “Fund”) employs a multi-	benefiting from strong economic growth as well as geopolitics
manager approach whereby portions of the Fund are allocated to	weighing on supply and crude exports from Iran continuing to
different money manager strategies. Fund assets not allocated to	decline during the period. Out-of-index exposure to specialized
money managers are managed by Russell Investment Management,	real estate investment trusts (“REITs”) and railroads contributed
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	positively to benchmark-relative performance.
of the Fund’s assets among money managers at any time. An	From a regional perspective, North America led the index due
exemptive order from the Securities and Exchange Commission	to strong results within energy pipeline companies, followed by
(“SEC”) permits RIM to engage or terminate a money manager	Asia ex-Japan. Emerging markets and Europe underperformed by
at any time, subject to approval by the Fund’s Board, without a	a wide margin.
shareholder vote. Pursuant to the terms of the exemptive order,
the Fund is required to notify its shareholders within 90 days of	How did the investment strategies and techniques employed
when a money manager begins providing services. As of October	by the Fund and its money managers affect its benchmark
31, 2018, the Fund had four money managers.	relative performance?

What is the Fund’s investment objective?	Underweights to the marine ports and airport sectors contributed
The Fund seeks to provide long term growth of capital and current	to outperformance. Out-of-index exposures to railroads and
income.	specialized REITs as well as positive stock selection within energy pipelines was also beneficial. Detracting from performance were
How did the Fund perform relative to its benchmark for the	underweights to electric utilities and multi-utilities and negative
fiscal year ended October 31, 2018?	stock selection within the tollroads sector. At the regional level,
For the fiscal year ended October 31, 2018, the Fund’s Class A,	positive stock selection within North America, Europe ex-UK and
Class C, Class E, Class M, Class S and Class Y Shares lost 7.09%,	emerging markets contributed positively to performance, though
7.73%, 6.99%, 6.76%, 6.85% and 6.67%, respectively. This is	selection within the United Kingdom and Asia ex-Japan had a
compared to the Fund’s benchmark, the S&P Global Infrastructure	negative impact. Out-of-index exposure to Japan was beneficial.
Index (Net), which lost 8.46% during the same period. The Fund’s	The Fund employs discretionary money managers. The Fund’s
performance includes operating expenses, whereas index returns	discretionary money managers select the individual portfolio
are unmanaged and do not include expenses of any kind.	securities for the assets assigned to them. RIM manages assets
For the fiscal year ended October 31, 2018, the Morningstar®	not allocated to money manager strategies and the Fund’s cash
Infrastructure Category, a group of funds that Morningstar	balances.
considers to have investment strategies similar to those of the	Cohen & Steers Capital Management, Inc. , Cohen & Steers UK
Fund, lost 4.61%. This return serves as a peer comparison and is	Limited and Cohen & Steers Asia Limited (together, “Cohen”)
expressed net of operating expenses.	outperformed the Fund’s benchmark by a wide margin for the fiscal year. Cohen implements a “growth at a reasonable price” strategy
How did market conditions affect the Fund’s performance?	incorporating both top-down and bottom-up components. Positive
For the fiscal year ended October 31, 2018, the global infrastructure	stock selection within energy pipelines and an underweight to
market, as measured by the S&P Global Infrastructure Index (Net),	marine ports drove outperformance. Out-of-index exposures to
delivered a weak negative -8.46% return and underperformed	construction & engineering, railroads and specialized REITs
broader global equities. Within the global infrastructure sector,	were beneficial. Negative stock selection within airports as well
there was a wide dispersion in company performance. The	as out-of-index exposure to renewable electricity had a negative
transportation sector was the weakest performing sector in the	impact.
index, reflecting continued concerns within Europe as well as
increased global trade conflicts. In the U. S. , the 10-year Treasury	Colonial First State Asset Management (Australia) Limited
yield climbed more than 70 basis points and the U. S. Federal	(“Colonial”) outperformed the Fund’s benchmark for the fiscal
Reserve increased interest rates four times during the fiscal	year. Colonial utilizes a fundamental relative value strategy that
year, reflecting the central bank's confidence during the period.	features significant ex-benchmark exposure. Stock selection
In this environment, the utilities sector posted strong returns,	within marine ports and airports contributed to outperformance.
outperforming the broader index.	Out-of-index exposure to railroads and specialty REITs were
beneficial. An overweight exposure to tollroads and negative
Companies with energy-related businesses posted negative	stock selection within electric utilities and multi-utilities sectors
returns while outperforming the broader index. However, the	detracted from performance.
West Texas Intermediate crude oil price increased by almost 20%,

694 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Maple-Brown Abbott Limited (“MBA”) outperformed the Fund’s	During the fiscal year, the Fund used index futures contracts
benchmark for the fiscal year. MBA uses a bottom-up and	to equitize the Fund’s cash. The use of these derivatives had a
valuation driven approach, utilizing macroeconomic research as	modestly negative impact on absolute performance, as global
a risk mitigation tool. Zero weight to marine ports and an out-	equity markets delivered negative returns ahead of cash.
of-index exposure to specialized REITs were key contributors
to outperformance. Positive stock selection within tollroads and	Describe any changes to the Fund’s structure or the money
multi-utilities sectors was beneficial. Detracting from performance	manager line-up.
was negative stock selection within energy pipelines and electric	There were no changes to the Fund’s structure or money manager
utilities.	line up during the fiscal year.
Nuveen Asset Management, Inc. (“Nuveen”) was the strongest	Money Managers as of October 31,
performer, outperforming the Fund’s benchmark for the fiscal year.	2018	Styles
Nuveen utilizes a bottom-up relative value strategy that features a	Cohen & Steers Capital Management, Inc. ,
high degree of turnover. Key contributors to outperformance were	Cohen & Steers UK Limited and Cohen and
underweights to and positive stock selection within the airports	Cohen & Steers Asia Limited	Public Market Equity
and marine ports sectors. Out-of-index exposures to specialized	Colonial First State Asset Management
REITs, railroads and environmental & facilities sectors were	(Australia) Limited	Public Market Equity
	Maple-Brown Abbott Limited	Public Market Equity
beneficial. Underweight positions to multi-utilities and electric	Nuveen Asset Management, LLC	Public Market Equity
utilities sectors had a negative impact.	The views expressed in this report reflect those of the
RIM utilized a strategy during the period to implement sector	portfolio managers only through the end of the period
tilting through the use/purchase of infrastructure stocks. The	covered by the report. These views do not necessarily
strategy seeks to position the portfolio to meet RIM’s overall	represent the views of RIM or any other person in RIM or
preferred positioning objectives, while optimizing the portfolio	any other affiliated organization. These views are subject to
to minimize tracking error relative to the Fund’s money manager	change at any time based upon market conditions or other
portfolios. The strategy outperformed relative to the Fund’s	events, and RIM disclaims any responsibility to update the
benchmark. Stock selection within airports, marine ports and	views contained herein. These views should not be relied on
energy pipelines were key contributors to outperformance. An	as investment advice and, because investment decisions for
overweight to the tollroads sector detracted from performance.	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

* Assumes initial investment on September 30, 2010.

** The S&P Global Infrastructure Index Net (USD)SM provides liquid and tradable exposure to 75 companies around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure classes: utilities, transportation and energy.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Global Infrastructure Fund 695

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$951.90	$1,018.25
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.79	$7.02

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$948.60	$1,014.47
	Expenses Paid During Period*	$10.46	$10.82
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.13%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$952.90	$1,018.25
of other funds.	Expenses Paid During Period*	$6.79	$7.02

* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

696 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$953.50	$1,020.06
Expenses Paid During Period*	$5.02	$5.19

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$953.10	$1,019.51
Expenses Paid During Period*	$5.56	$5.75

* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$954.10	$1,020.37
Expenses Paid During Period*	$4.73	$4.89

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Infrastructure Fund 697

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — October 31, 2018

			Amounts in thousands (except share amounts)
Amounts in thousands (except share amounts)				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$	Chile - 0.2%
Common Stocks - 96.3%			Aguas Andinas SA Class A	1,813,615	943
Australia - 8.9%			Enel Chile SA - ADR	36,733	158
APA Group	73,432	500			1,101
Atlas Arteria, Ltd.	331,930	1,608
Aurizon Holdings, Ltd.	670,640	1,997	China - 2.5%
AusNet Services(Æ)	1,329,533	1,613	China Everbright International, Ltd.	1,202,285	963
NEXTDC, Ltd. (Æ)	84,649	353	China Merchants Port Holdings Co. , Ltd.	1,633,054	2,781
Spark Infrastructure Group	2,837,876	4,624	COSCO Shipping Ports, Ltd.	3,467,724	3,546
Sydney Airport	1,204,543	5,502	Jiangsu Expressway Co. , Ltd. Class H(Å)	5,310,962	7,117
Transurban Group - ADR(Æ)	4,336,641	34,805			14,407
		51,002
			France - 7.6%
Austria - 0.3%			Aeroports de Paris	46,910	9,818
Flughafen Wien AG(Å)	31,093	1,207	Eiffage SA	42,839	4,189
Oesterreichische Post AG	5,257	213	Engie SA	17,031	227
		1,420	Eutelsat Communications SA	3,952	80
			Getlink SE	1,254,491	15,790
Belgium - 0.0%			Suez Environnement Co.	83,847	1,213
bpost SA	476	7	Veolia Environnement SA	33,204	662
Elia System Operator SA	2,709	170	Vinci SA	129,950	11,604
		177			43,583

Bermuda - 0.0%			Germany - 1.1%
China Everbright Water, Ltd. (Å)	89,435	23	E. ON SE	40,245	390
			Fraport AG Frankfurt Airport Services
Brazil - 1.9%			Worldwide	76,865	5,945
Alupar Investimento SA	38,283	180	Hamburger Hafen und Logistik AG	9,943	211
CCR SA	1,893,850	5,582			6,546
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ)	107,171	805	Hong Kong - 1.2%
Companhia de Saneamento do Parana			Beijing Enterprises Holdings, Ltd.	228,500	1,239
SANEPAR	6,031	84	CK Infrastructure Holdings, Ltd.	117,159	858
EDP - Energias do Brasil SA	254,400	957	Guangdong Investment, Ltd.	369,447	660
Rumo SA(Æ)	315,059	1,410	HKBN, Ltd.	72,615	109
Transmissora Alianca de Energia			HKT Trust & HKT, Ltd.	1,549	2
Eletrica SA	280,071	1,675	Hong Kong & China Gas Co. , Ltd.	1,792,040	3,414
		10,693	MTR Corp. , Ltd.	527	3
			Power Assets Holdings, Ltd.	64,231	428
Canada - 11.3%					6,713
AltaGas, Ltd. - ADR(Ñ)	14,670	185
Brookfield Infrastructure Partners, LP(Ñ)	25,672	958	India - 0.1%
Canadian National Railway Co.	1,100	94	Petronet LNG, Ltd.	19,940	61
Emera, Inc.	54,664	1,687	Power Grid Corp. of India, Ltd.	157,547	397
Enbridge, Inc.	681,418	21,217			458
Fortis, Inc.	29,052	960
Gibson Energy, Inc.	35,459	561	Indonesia - 0.0%
Hydro One, Ltd. (Þ)	520,393	7,570	Sarana Menara Nusantara Tbk PT(Þ)	3,024,067	96
Inter Pipeline, Ltd.	23,381	379
Keyera Corp.	29,681	740	Italy - 4.5%
Kinder Morgan(Ñ)(Þ)	34,704	418	Atlantia SpA	937,945	18,836
Pembina Pipeline Corp.	144,379	4,670	Enav SpA(Þ)	230,232	1,037
Progressive Waste Solutions, Ltd.	71,770	5,486	Enel SpA	146,394	718
TransCanada Corp.	511,979	19,306	Hera SpA	71,368	197
Westshore Terminals Investment Corp.	32,365	590	Infrastrutture Wireless Italiane SpA(Þ)	271,789	1,893
		64,821	Snam Rete Gas SpA	124,119	512
			Societa Iniziative Autostradali e Servizi
			SpA	17,731	249

See accompanying notes which are an integral part of the financial statements.

698 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Terna Rete Elettrica Nazionale SpA	484,725	2,506	Parkway Life Real Estate Investment
		25,948	Trust(Æ)(ö)	463,151	869
			SATS, Ltd.	26,092	94
Japan - 2.9%					3,202
Central Japan Railway Co.	117	23
East Japan Railway Co.	92,448	8,072	Spain - 7.0%
Japan Airport Terminal Co. , Ltd.	2,356	90	Abertis Infraestructuras SA(Å)(Š)	90,641	1,885
Kamigumi Co. , Ltd.	43,165	890	Aena SA(Þ)	143,359	22,892
Osaka Gas Co. , Ltd.	112,700	2,064	Cellnex Telecom SA(Þ)	92,519	2,304
Tokyo Gas Co. , Ltd.	163,500	4,020	Enagas SA	30,145	799
West Japan Railway Co.	24,400	1,635	Ferrovial SA	217,856	4,362
		16,794	Gas Natural SDG SA(Ñ)	64,023	1,574
			Iberdrola SA	690,577	4,887
Malaysia - 0.1%			Red Electrica Corp. SA	78,439	1,625
Westports Holdings BHD	483,204	394			40,328

Mexico - 2.1%			Switzerland - 0.8%
Grupo Aeroportuario del Centro Norte			Flughafen Zurich AG	23,213	4,581
SAB de CV - ADR	20,146	842
Grupo Aeroportuario del Pacifico SAB de			United Kingdom - 5.5%
CV Class B	519,009	4,294	National Grid PLC	1,242,770	13,170
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC - ADR	21,980	1,176
CV - ADR	36,190	2,999	Scottish & Southern Energy PLC	445,126	6,485
Grupo Aeroportuario del Sureste SAB de			Severn Trent PLC Class H	298,188	7,098
CV - ADR(Ñ)	4,445	734	United Utilities Group PLC	397,780	3,693
Infraestructura Energetica Nova SAB					31,622
de CV	6,988	27
OHL Mexico SAB de CV(Å)	1,157,908	1,592	United States - 35.8%
Promotora y Operadora de			Advanced Disposal Services, Inc. (Æ)	820	22
Infraestructura SAB de CV	172,903	1,573	Alliant Energy Corp.	140,647	6,045
Promotora y Operadora de			Ameren Corp.	36,812	2,377
Infraestructura SAB de CV Class L	24,573	169	American Electric Power Co. , Inc.	108,832	7,984
		12,230	American Tower Corp. (ö)	7,014	1,093
			American Water Works Co. , Inc.	21,276	1,884
Netherlands - 0.6%			Antero Midstream GP LP(Ñ)	77,659	1,251
InterXion Holding NV(Æ)	9,456	557	AquaVenture Holdings, Ltd. (Æ)	7,218	121
Koninklijke Vopak NV	65,396	2,961	Atmos Energy Corp.	18,557	1,727
		3,518	CenterPoint Energy, Inc.	82,154	2,219
			Cheniere Energy, Inc. (Æ)	71,734	4,334
New Zealand - 1.2%			CMS Energy Corp.	68,877	3,411
Auckland International Airport, Ltd.	1,184,050	5,397	CoreSite Realty Corp. Class A(ö)	8,603	808
Infratil, Ltd.	248,694	555	Covanta Holding Corp.	953	14
Port of Tauranga, Ltd. (Å)	296,521	983	Crown Castle International Corp. (ö)	60,810	6,613
		6,935	CyrusOne, Inc. (ö)	4,817	256
			Digital Realty Trust, Inc. (ö)	10,534	1,088
Philippines - 0.1%			Dominion Energy, Inc.	242,637	17,329
International Container Terminal			Duke Energy Corp.	66,142	5,465
Services, Inc.	215,858	365	Edison International	67,407	4,677
			Enbridge Energy Management LLC(Ñ)	164,723	1,748
Portugal - 0.0%			Energy Transfer Equity, LP	73,642	1,144
REN - Redes Energeticas Nacionais			Entergy Corp.	13,853	1,163
SGPS SA	15,007	40	Enterprise Products Partners, LP(Ñ)	110,184	2,955
			Equinix, Inc. (Æ)(ö)	946	358
Singapore - 0.6%			Evergy, Inc.	92,988	5,206
CitySpring Infrastructure Trust(Æ)	1,050,034	349	Eversource Energy(Æ)	23,022	1,456
ComfortDelGro Corp. , Ltd.	155,449	253	FirstEnergy Corp.	51,910	1,935
Keppel DC REIT(ö)	955,836	918	Genesee & Wyoming, Inc. Class A(Æ)	6,869	544
NetLink NBN Trust	1,277,951	719

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 699

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Hess Midstream Partners, LP	32,175		723		Other Assets and Liabilities, Net
Kansas City Southern	1,540		157	-	(0.3%)	(1,543)
Kinder Morgan, Inc.	1,544,761		26,292		Net Assets - 100.0%	573,892
Macquarie Infrastructure Corp.	24,608		909
Magellan Midstream Partners, LP	11,107		685
MPLX, LP	18,060		607
NextEra Energy, Inc.	131,710		22,720
NiSource, Inc.	167,538		4,249
Norfolk Southern Corp.	7,952		1,335
ONE Gas, Inc.	2,664		210
ONEOK, Inc.	58,923		3,865
PG&E Corp. (Æ)	242,319		11,343
Pinnacle West Capital Corp.	6,634		546
Plains All American Pipeline, LP	80,047		1,743
PNM Resources, Inc.	5,187		199
Portland General Electric Co.	44,110		1,989
SBA Communications Corp. (Æ)(ö)	28,029		4,546
SCANA Corp.	11,009		441
Sempra Energy	32,336		3,561
Southern Co. (The)	169,138		7,616
Southwest Gas Holdings, Inc.	12,865		994
Spire, Inc.	6,214		451
Targa Resources Corp.	39,695		2,051
UGI Corp.	28,285		1,501
Union Pacific Corp.	13,875		2,029
Unitil Corp.	2,743		130
WEC Energy Group, Inc. (Æ)	39,446		2,698
Williams Cos. , Inc. (The)	528,453		12,857
Xcel Energy, Inc.	53,866		2,640
Zayo Group Holdings, Inc. (Æ)	34,681		1,036
			205,350

Total Common Stocks
(cost $504,900)			552,347

Investments in Other Funds - 0.0%
3i Infrastructure PLC	54,819		170
Total Investments in Other Funds
(cost $165)			170

Short-Term Investments - 2.9%
United States - 2.9%
U. S. Cash Management Fund(@)	16,680,946	(8)	16,681
Total Short-Term Investments
(cost $16,681)			16,681

Other Securities - 1.1%
U. S. Cash Collateral Fund(×)(@)	6,236,923	(8)	6,237
Total Other Securities
(cost $6,237)			6,237

Total Investments 100.3%
(identified cost $527,983)			575,435

See accompanying notes which are an integral part of the financial statements.

700 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.2%
Abertis Infraestructuras SA	05/30/16	EUR	90,641	14.01	1,269	1,885
China Everbright Water, Ltd.	08/26/15	SGD	89,435	0.50	45	23
Flughafen Wien AG	01/30/14	EUR	31,093	20.47	658	1,207
Jiangsu Expressway Co. , Ltd.	09/01/14	HKD	3,937,380	1.16	4,552	5,276
Jiangsu Expressway Co. , Ltd.	01/26/16	HKD	764,000	1.21	922	1,024
Jiangsu Expressway Co. , Ltd.	05/18/18	HKD	609,582	1.37	834	817
OHL Mexico SAB de CV	01/29/16	MXN	363,104	1.05	382	499
OHL Mexico SAB de CV	09/19/16	MXN	782,599	1.24	972	1,076
OHL Mexico SAB de CV	05/18/18	MXN	12,205	1.38	17	17
Port of Tauranga, Ltd.	09/30/10	NZD	243,735	1.02	248	808
Port of Tauranga, Ltd.	06/30/16	NZD	52,786	2.28	120	175
						12,807
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 701

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			16	EUR	814	11/18	(11)
DAX Index Futures			2	EUR	573	12/18	(5)
EURO STOXX 50 Index Futures			26	EUR	831	12/18	(26)
FTSE 100 Index Futures			9	GBP	640	12/18	(8)
Hang Seng Index Futures			6	HKD	7,473	11/18	1
IBEX 35 Index Futures			31	EUR	2,755	11/18	(46)
S&P Utilities Select Sector Index Futures			135	USD	7,298	12/18	80
S&P/TSX 60 Index Futures			15	CAD	2,683	12/18	(77)
SPI 200 Index Futures			17	AUD	2,464	12/18	(52)
TOPIX Index Futures			2	JPY	32,820	12/18	(19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(163)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	AUD	570		USD	404	12/19/18	—
Bank of America	CAD	360		USD	274	12/19/18	—
Bank of America	EUR	1,080		USD	1,235	12/19/18	7
Bank of America	GBP	70		USD	90	12/19/18	—
Bank of America	HKD	2,490		USD	318	12/19/18	—
Bank of America	JPY	32,260		USD	289	12/19/18	3
Brown Brothers Harriman	USD	106		AUD	150	12/19/18	—
Brown Brothers Harriman	USD	114		AUD	160	12/19/18	(1)
Brown Brothers Harriman	USD	116		AUD	160	12/19/18	(3)
Brown Brothers Harriman	USD	137		CAD	180	12/19/18	—
Brown Brothers Harriman	USD	147		CAD	190	12/19/18	(2)
Brown Brothers Harriman	USD	147		CAD	190	12/19/18	(3)
Brown Brothers Harriman	USD	1,607		CAD	2,090	12/19/18	(18)
Brown Brothers Harriman	USD	4,806		CAD	6,200	12/19/18	(91)
Brown Brothers Harriman	USD	332		EUR	280	12/19/18	(13)
Brown Brothers Harriman	USD	363		EUR	320	12/19/18	1
Brown Brothers Harriman	USD	684		EUR	590	12/19/18	(12)
Brown Brothers Harriman	USD	809		EUR	700	12/19/18	(13)
Brown Brothers Harriman	USD	13,590		EUR	11,560	12/19/18	(441)
Brown Brothers Harriman	USD	90		GBP	70	12/19/18	—
Brown Brothers Harriman	USD	91		GBP	70	12/19/18	(1)
Brown Brothers Harriman	USD	92		GBP	70	12/19/18	(3)
Brown Brothers Harriman	USD	93		GBP	70	12/19/18	(3)
Brown Brothers Harriman	USD	105		GBP	80	12/19/18	(3)
Brown Brothers Harriman	USD	1,821		GBP	1,380	12/19/18	(53)
Brown Brothers Harriman	USD	172		HKD	1,350	12/19/18	—
Brown Brothers Harriman	USD	335		HKD	2,620	12/19/18	—
Brown Brothers Harriman	USD	162		JPY	18,130	12/19/18	—
Brown Brothers Harriman	USD	321		JPY	36,450	12/19/18	4
Brown Brothers Harriman	AUD	160		USD	116	12/19/18	2
Brown Brothers Harriman	AUD	310		USD	220	12/19/18	—
Brown Brothers Harriman	AUD	310		USD	223	12/19/18	3

See accompanying notes which are an integral part of the financial statements.

702 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	AUD	2,170	USD	1,574	12/19/18	36
Brown Brothers Harriman	CAD	190	USD	146	12/19/18	1
Brown Brothers Harriman	CAD	380	USD	292	12/19/18	3
Brown Brothers Harriman	CAD	390	USD	297	12/19/18	1
Brown Brothers Harriman	CAD	7,840	USD	6,051	12/19/18	90
Brown Brothers Harriman	EUR	260	USD	302	12/19/18	6
Brown Brothers Harriman	EUR	420	USD	492	12/19/18	14
Brown Brothers Harriman	EUR	660	USD	770	12/19/18	20
Brown Brothers Harriman	EUR	660	USD	777	12/19/18	26
Brown Brothers Harriman	EUR	14,090	USD	16,556	12/19/18	531
Brown Brothers Harriman	GBP	70	USD	92	12/19/18	2
Brown Brothers Harriman	GBP	80	USD	105	12/19/18	2
Brown Brothers Harriman	GBP	150	USD	198	12/19/18	6
Brown Brothers Harriman	GBP	1,740	USD	2,296	12/19/18	67
Brown Brothers Harriman	HKD	1,310	USD	167	12/19/18	—
Brown Brothers Harriman	HKD	2,650	USD	339	12/19/18	—
Brown Brothers Harriman	HKD	2,670	USD	341	12/19/18	—
Brown Brothers Harriman	HKD	5,560	USD	711	12/19/18	1
Brown Brothers Harriman	JPY	17,900	USD	159	12/19/18	—
Brown Brothers Harriman	JPY	34,260	USD	307	12/19/18	2
Brown Brothers Harriman	JPY	36,360	USD	322	12/19/18	(1)
Citigroup	USD	493	AUD	693	12/19/18	(2)
Citigroup	USD	652	CAD	857	12/19/18	(1)
Citigroup	USD	2,130	EUR	1,823	12/19/18	(56)
Citigroup	USD	5,597	EUR	4,790	12/19/18	(148)
Citigroup	USD	291	GBP	223	12/19/18	(6)
Citigroup	USD	461	HKD	3,615	12/19/18	—
Citigroup	USD	154	JPY	17,022	12/19/18	(3)
Citigroup	CHF	833	USD	862	12/19/18	31
Credit Suisse	EUR	324	USD	367	11/01/18	1
Credit Suisse	EUR	557	USD	630	11/02/18	(1)
Deutsche Bank	SGD	21	USD	15	11/01/18	—
JPMorgan Chase	CAD	87	USD	67	11/01/18	—
Royal Bank of Canada	USD	493	AUD	693	12/19/18	(2)
Royal Bank of Canada	USD	1,324	AUD	1,840	12/19/18	(20)
Royal Bank of Canada	USD	652	CAD	857	12/19/18	(1)
Royal Bank of Canada	USD	983	CAD	1,270	12/19/18	(17)
Royal Bank of Canada	USD	2,131	EUR	1,823	12/19/18	(57)
Royal Bank of Canada	USD	4,275	EUR	3,630	12/19/18	(146)
Royal Bank of Canada	USD	5,599	EUR	4,790	12/19/18	(150)
Royal Bank of Canada	USD	291	GBP	223	12/19/18	(6)
Royal Bank of Canada	USD	671	GBP	510	12/19/18	(18)
Royal Bank of Canada	USD	461	HKD	3,615	12/19/18	—
Royal Bank of Canada	USD	1,035	HKD	8,110	12/19/18	—
Royal Bank of Canada	USD	154	JPY	17,022	12/19/18	(3)
Royal Bank of Canada	USD	455	JPY	50,550	12/19/18	(5)
Royal Bank of Canada	AUD	150	USD	107	12/19/18	—
Royal Bank of Canada	CAD	190	USD	147	12/19/18	2
Royal Bank of Canada	CAD	280	USD	217	12/19/18	4
Royal Bank of Canada	CHF	833	USD	862	12/19/18	31
Royal Bank of Canada	EUR	830	USD	982	12/19/18	38
Royal Bank of Canada	EUR	980	USD	1,135	12/19/18	21

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 703

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	GBP	140	USD	184	12/19/18	5
Royal Bank of Canada	GBP	150	USD	197	12/19/18	5
Royal Bank of Canada	HKD	1,340	USD	171	12/19/18	—
Royal Bank of Canada	JPY	16,800	USD	152	12/19/18	3
Standard Chartered	USD	935	AUD	1,310	12/19/18	(7)
Standard Chartered	USD	2,654	EUR	2,280	12/19/18	(60)
Standard Chartered	USD	369	GBP	280	12/19/18	(11)
Standard Chartered	USD	486	HKD	3,800	12/19/18	(1)
Standard Chartered	USD	151	JPY	16,750	12/19/18	(1)
State Street	USD	81	SGD	112	11/02/18	—
State Street	AUD	128	USD	91	11/01/18	—
State Street	AUD	246	USD	174	11/02/18	—
State Street	AUD	280	USD	199	12/19/18	1
State Street	BRL	772	USD	208	11/01/18	—
State Street	CAD	530	USD	406	12/19/18	3
State Street	CHF	65	USD	65	11/01/18	—
State Street	CHF	73	USD	72	11/02/18	—
State Street	EUR	420	USD	479	12/19/18	2
State Street	GBP	140	USD	180	12/19/18	—
State Street	HKD	1,240	USD	158	12/19/18	—
State Street	PHP	670	USD	12	11/05/18	—
State Street	PHP	62	USD	1	11/06/18	—
State Street	SGD	53	USD	38	11/05/18	—
Westpac	USD	493	AUD	693	12/19/18	(2)
Westpac	USD	652	CAD	857	12/19/18	(1)
Westpac	USD	2,130	EUR	1,823	12/19/18	(57)
Westpac	USD	5,598	EUR	4,790	12/19/18	(148)
Westpac	USD	291	GBP	223	12/19/18	(6)
Westpac	USD	461	HKD	3,615	12/19/18	—
Westpac	USD	154	JPY	17,022	12/19/18	(3)
Westpac	CHF	833	USD	862	12/19/18	31
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(594)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$51,002	$—	$—	$51,002	8.9
Austria	—	1,420	—	—	1,420	0.3
Belgium	—	177	—	—	177	— *
Bermuda	—	23	—	—	23	— *
Brazil	10,693	—	—	—	10,693	1.9
Canada	64,821	—	—	—	64,821	11.3
Chile	1,101	—	—	—	1,101	0.2
China	—	14,407	—	—	14,407	2.5

See accompanying notes which are an integral part of the financial statements.

704 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
France	—	43,583	—	—	43,583	7.6
Germany	—	6,546	—	—	6,546	1.1
Hong Kong	—	6,713	—	—	6,713	1.2
India	—	458	—	—	458	0.1
Indonesia	—	96	—	—	96	— *
Italy	—	25,948	—	—	25,948	4.5
Japan	—	16,794	—	—	16,794	2.9
Malaysia	—	394	—	—	394	0.1
Mexico	12,230	—	—	—	12,230	2.1
Netherlands	557	2,961	—	—	3,518	0.6
New Zealand	—	6,935	—	—	6,935	1.2
Philippines	—	365	—	—	365	0.1
Portugal	—	40	—	—	40	— *
Singapore	—	3,202	—	—	3,202	0.6
Spain	—	38,443	1,885	—	40,328	7.0
Switzerland	—	4,581	—	—	4,581	0.8
United Kingdom	1,176	30,446	—	—	31,622	5.5
United States	205,350	—	—	—	205,350	35.8
Investments in Other Funds	—	170	—	—	170	— *
Short-Term Investments	—	—	—	16,681	16,681	2.9
Other Securities	—	—	—	6,237	6,237	1.1
Total Investments	295,928	254,704	1,885	22,918	575,435	100.3
Other Assets and Liabilities, Net						(0.3)
						100.0

Other Financial Instruments
Assets
Futures Contracts	81	—	—	—	81	— *
Foreign Currency Exchange Contracts	—	1,006	—	—	1,006	0.2
A
Liabilities
Futures Contracts	(244)	—	—	—	(244)	(—)*
Foreign Currency Exchange Contracts	—	(1,600)	—	—	(1,600)	(0.3)
Total Other Financial Instruments**	$(163)	$(594)	$—	$—	$(757)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 705

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

706 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	221
Airport Services	66,340
Alternative Carriers	1,755
Cable & Satellite	80
Construction & engineering	20,155
Diversified	170
Electric Utilities	119,038
Environmental & Facilities Services	6,485
Gas Utilities	17,907
Healthcare REITs	869
Highways & Railtracks	89,206
Integrated Telecommunication Services	5,217
Marine Ports & Services	9,760
Multi-Utilities	54,797
Oil & Gas Storage & Transportation	111,880
Railroads	17,298
Specialized REITs	15,679
Trucking	253
Water Utilities	15,311
Wireless Telecommunication Services	96
Short-Term Investments	16,681
Other Securities	6,237
Total Investments	575,435

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 707

Russell Investment Company
Global Infrastructure Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,006
Variation margin on futures contracts*	81	—
Total	$81	$1,006

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$244	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,600
Total	$244	$1,600
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$628	$—
Foreign currency exchange contracts	—	(2,111)
Total	$628	$(2,111)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(983)	$—
Foreign currency exchange contracts	—	641
Total	$(983)	$641

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

708 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$6,135	$—	$6,135
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,006	—	1,006
Total Financial and Derivative Assets		7,141	—	7,141
Financial and Derivative Assets not subject to a netting agreement		(3)	—	(3)
Total Financial and Derivative Assets subject to a netting agreement		$7,138	$—	$7,138

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$10	$—	$—	$10
Brown Brothers Harriman	816	662	—	154
Citigroup	851	31	819	1
Goldman Sachs	132	—	132	—
Merrill Lynch	5,183	—	5,183	—
Royal Bank of Canada	109	109	—	—
State Street	6	—	—	6
Westpac	31	31	—	—
Total	$7,138	$833	$6,134	$171

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 709

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,600	$—	$1,600
Total Financial and Derivative Liabilities		1,600	—	1,600
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$1,600	$—	$1,600

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Brown Brothers Harriman	662	$662	$—	$—
Citigroup	216	31	—	185
Royal Bank of Canada	424	109	—	315
Standard Chartered	80	—	—	80
Westpac	218	31	—	187
Total	$1,600	$833	$—	$767

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

710 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$527,983
Investments, at fair value(*)(>)	575,435
Cash	637
Foreign currency holdings(^)	1,881
Unrealized appreciation on foreign currency exchange contracts	1,006
Receivables:
Dividends and interest	1,089
Dividends from affiliated funds	28
Investments sold	4,724
Fund shares sold	494
Foreign capital gains taxes recoverable	187
Variation margin on futures contracts	1,116
Total assets	586,597

Liabilities
Payables:
Investments purchased	3,357
Fund shares redeemed	674
Accrued fees to affiliates	480
Other accrued expenses	195
Variation margin on futures contracts	162
Unrealized depreciation on foreign currency exchange contracts	1,600
Payable upon return of securities loaned	6,237
Total liabilities	12,705

Net Assets	$573,892

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 711

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$48,003
Shares of beneficial interest	554
Additional paid-in capital	525,335
Net Assets	$573,892

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.34
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.97
Class A — Net assets	$6,686,256
Class A — Shares outstanding ($. 01 par value)	646,369
Net asset value per share: Class C(#)	$10.25
Class C — Net assets	$4,680,212
Class C — Shares outstanding ($. 01 par value)	456,461
Net asset value per share: Class E(#)	$10.36
Class E — Net assets	$510,765
Class E — Shares outstanding ($. 01 par value)	49,304
Net asset value per share: Class M(#)	$10.35
Class M — Net assets	$16,703,740
Class M — Shares outstanding ($. 01 par value)	1,613,548
Net asset value per share: Class S(#)	$10.36
Class S — Net assets	$459,246,922
Class S — Shares outstanding ($. 01 par value)	44,308,935
Net asset value per share: Class Y(#)	$10.36
Class Y — Net assets	$86,064,343
Class Y — Shares outstanding ($. 01 par value)	8,303,860
Amounts in thousands
(^) Foreign currency holdings - cost	$1,899
(*) Securities on loan included in investments	$6,135
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$22,918

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

712 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$30,740
Dividends from affiliated funds	409
Securities lending income (net)	336
Less foreign taxes withheld	(2,119)
Total investment income	29,366

Expenses
Advisory fees	10,040
Administrative fees	386
Custodian fees	388
Distribution fees - Class A	23
Distribution fees - Class C	43
Transfer agent fees - Class A	18
Transfer agent fees - Class C	11
Transfer agent fees - Class E	1
Transfer agent fees - Class M	52
Transfer agent fees - Class S	1,311
Transfer agent fees - Class Y	5
Professional fees	108
Registration fees	113
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	1
Trustees’ fees	25
Printing fees	206
Miscellaneous	31
Expenses before reductions	12,776
Expense reductions	(3,832)
Net expenses	8,944
Net investment income (loss)	20,422

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	34,662
Investments in affiliated funds	2
Futures contracts	628
Foreign currency exchange contracts	(2,111)
Foreign currency-related transactions	(132)
Net realized gain (loss)	33,049
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(102,558)
Futures contracts	(983)
Foreign currency exchange contracts	641
Foreign currency-related transactions	23
Net change in unrealized appreciation (depreciation)	(102,877)
Net realized and unrealized gain (loss)	(69,828)
Net Increase (Decrease) in Net Assets from Operations	$(49,406)

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 713

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,422	$25,668
Net realized gain (loss)	33,049	85,944
Net change in unrealized appreciation (depreciation)	(102,877)	44,395
Net increase (decrease) in net assets from operations	(49,406)	156,007

Distributions (i)
To shareholders
Class A	(956)	(469)
Class C	(607)	(343)
Class E	(63)	(767)
Class M(1)	(2,889)	(222)
Class S	(73,747)	(47,999)
Class Y	(14,244)	(12,617)
Net decrease in net assets from distributions	(92,506)	(62,417)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(214,804)	(197,136)
Total Net Increase (Decrease) in Net Assets	(356,716)	(103,546)

Net Assets
Beginning of period	930,608	1,034,154
End of period (ii)	$573,892	$930,608

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, M, S and Y were $184, $102, $112, $222,
$18,680 and $4,466, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, M, S and Y were $285, $241, $655, $-,
$29,319 and $8,151, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $6,458. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

714 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	232	$2,612	221	$2,570
Proceeds from reinvestment of distributions	83	935	41	457
Payments for shares redeemed	(426)	(4,677)	(169)	(1,999)
Net increase (decrease)	(111)	(1,130)	93	1,028
Class C
Proceeds from shares sold	65	730	158	1,779
Proceeds from reinvestment of distributions	54	607	31	342
Payments for shares redeemed	(185)	(2,039)	(225)	(2,617)
Net increase (decrease)	(66)	(702)	(36)	(496)
Class E
Proceeds from shares sold	5	59	60	669
Proceeds from reinvestment of distributions	6	61	68	722
Payments for shares redeemed	(11)	(119)	(1,620)	(17,829)
Net increase (decrease)	— **	1	(1,492)	(16,438)
Class M(1)
Proceeds from shares sold	1,150	13,131	2,173	26,957
Proceeds from reinvestment of distributions	255	2,889	18	222
Payments for shares redeemed	(1,919)	(21,030)	(64)	(790)
Net increase (decrease)	(514)	(5,010)	2,127	26,389
Class S
Proceeds from shares sold	12,689	142,307	17,127	198,414
Proceeds from reinvestment of distributions	6,471	73,299	4,309	47,719
Payments for shares redeemed	(34,867)	(385,631)	(29,945)	(362,306)
Net increase (decrease)	(15,707)	(170,025)	(8,509)	(116,173)
Class Y
Proceeds from shares sold	185	2,060	597	6,946
Proceeds from reinvestment of distributions	1,257	14,244	1,146	12,618
Payments for shares redeemed	(4,735)	(54,242)	(9,316)	(111,010)
Net increase (decrease)	(3,293)	(37,938)	(7,573)	(91,446)
Total increase (decrease)	(19,691)	$(214,804)	(15,390)	$(197,136)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 715

Russell Investment Company
Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	12.38	. 25	(1.04)	(. 79)	(. 32)	(. 93)
October 31, 2017	11.42	. 26	1.37	1.63	(. 24)	(. 43)
October 31, 2016	11.43	. 24	. 33	. 57	(. 24)	(. 34)
October 31, 2015	12.93	. 20	(. 62)	(. 42)	(. 21)	(. 87)
October 31, 2014	12.32	. 23	1.27	1.50	(. 25)	(. 64)

Class C
October 31, 2018	12.29	. 16	(1.02)	(. 86)	(. 25)	(. 93)
October 31, 2017	11.36	. 17	1.37	1.54	(. 18)	(. 43)
October 31, 2016	11.38	. 15	. 33	. 48	(. 16)	(. 34)
October 31, 2015	12.89	. 11	(. 62)	(. 51)	(. 13)	(. 87)
October 31, 2014	12.30	. 13	1.26	1.39	(. 16)	(. 64)

Class E
October 31, 2018	12.39	. 25	(1.03)	(. 78)	(. 32)	(. 93)
October 31, 2017	11.42	. 17	1.47	1.64	(. 24)	(. 43)
October 31, 2016	11.43	. 24	. 33	. 57	(. 24)	(. 34)
October 31, 2015	12.93	. 20	(. 62)	(. 42)	(. 21)	(. 87)
October 31, 2014	12.32	. 23	1.27	1.50	(. 25)	(. 64)

Class M
October 31, 2018	12.39	. 31	(1.06)	(. 75)	(. 36)	(. 93)
October 31, 2017(9)	11.40	. 17	1.04	1.21	(. 22)	—

Class S
October 31, 2018	12.40	. 28	(1.04)	(. 76)	(. 35)	(. 93)
October 31, 2017	11.43	. 29	1.38	1.67	(. 27)	(. 43)
October 31, 2016	11.44	. 27	. 33	. 60	(. 27)	(. 34)
October 31, 2015	12.94	. 23	(. 62)	(. 39)	(. 24)	(. 87)
October 31, 2014	12.33	. 26	1.27	1.53	(. 28)	(. 64)

Class Y
October 31, 2018	12.40	. 29	(1.03)	(. 74)	(. 37)	(. 93)
October 31, 2017	11.43	. 30	1.39	1.69	(. 29)	(. 43)
October 31, 2016	11.45	. 29	. 32	. 61	(. 29)	(. 34)
October 31, 2015	12.95	. 25	(. 62)	(. 37)	(. 26)	(. 87)
October 31, 2014	12.34	. 28	1.28	1.56	(. 31)	(. 64)

See accompanying notes which are an integral part of the financial statements.

716 Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(1.25)	10.34	(7.09)	6,686	1.86	1.38	2.23	92
(. 67)	12.38	15.10	9,380	1.83	1.44	2.19	84
(. 58)	11.42	5.43	7,595	1.83	1.47	2.14	102
(1.08)	11.43	(3.49)	8,522	1.82	1.47	1.70	86
(. 89)	12.93	12.95	9,903	1.81	1.47	1.83	119

(1.18)	10.25	(7.73)	4,680	2.61	2.13	1.45	92
(. 61)	12.29	14.23	6,426	2.58	2.19	1.43	84
(. 50)	11.36	4.65	6,343	2.59	2.22	1.38	102
(1.00)	11.38	(4.23)	7,718	2.57	2.22	. 96	86
(. 80)	12.89	12.00	9,145	2.56	2.22	1.07	119

(1.25)	10.36	(6.99)	511	1.86	1.38	2.22	92
(. 67)	12.39	15.11	615	1.83	1.45	1.53	84
(. 58)	11.42	5.42	17,601	1.84	1.47	2.16	102
(1.08)	11.43	(3.50)	24,683	1.82	1.47	1.67	86
(. 89)	12.93	12.92	28,885	1.81	1.47	1.87	119

(1.29)	10.35	(6.76)	16,704	1.60	1.03	2.71	92
(. 22)	12.39	10.66	26,352	1.55	1.09	2.16	84

(1.28)	10.36	(6.85)	459,247	1.61	1.13	2.53	92
(. 70)	12.40	15.44	744,039	1.58	1.19	2.45	84
(. 61)	11.43	5.69	783,412	1.59	1.22	2.41	102
(1.11)	11.44	(3.25)	1,019,451	1.57	1.22	1.95	86
(. 92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119

(1.30)	10.36	(6.67)	86,064	1.41	. 95	2.61	92
(. 72)	12.40	15.65	143,796	1.38	1.01	2.57	84
(. 63)	11.43	5.78	219,203	1.39	1.04	2.57	102
(1.13)	11.45	(3.07)	348,835	1.37	1.04	2.13	86
(. 95)	12.95	13.39	480,724	1.36	1.04	2.28	119

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 717

Russell Investment Company
Global Infrastructure Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$373,566
Administration fees	24,014
Distribution fees	4,599
Shareholder servicing fees	1,132
Transfer agent fees	75,141
Trustee fees	1,125
$479,577

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$42,862	$394,064	$430,689	$—	$—	$6,237	$391	$—
U. S. Cash Management Fund	33,875	612,066	629,262	2	—	16,681	409	—
	$76,737	$1,006,130	$1,059,951	$2	$—	$22,918	$800	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$557,219,999
Unrealized Appreciation	$27,124,170
Unrealized Depreciation	(9,111,071)
Net Unrealized Appreciation (Depreciation)	$18,013,099
Undistributed Ordinary Income	$5,396,981
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$24,646,056
Tax Composition of Distributions
Ordinary Income	$51,769,825
Long-Term Capital Gains	$40,736,267

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(1)
Additional paid-in capital	1

See accompanying notes which are an integral part of the financial statements.

718 Global Infrastructure Fund

Russell Investment Company
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Global Real Estate Securities Fund - Class A‡			Global Real Estate Securities Fund - Class S
	Total			Total
	Return			Return
1 Year	(4.93)%		1 Year	1.12%
5 Years	2.63	%§	5 Years	4.11	%§
10 Years	7.31	%§	10 Years	8.20	%§

Global Real Estate Securities Fund - Class C			Global Real Estate Securities Fund - Class Y
	Total			Total
	Return			Return
1 Year	0.10%		1 Year	1.32%
5 Years	3.07	%§	5 Years	4.31	%§
10 Years	7.12	%§	10 Years	8.40	%§

Global Real Estate Securities Fund - Class E			FTSE EPRA/NAREIT Developed Real Estate Index (Net)**
	Total			Total
	Return			Return
1 Year	0.86%		1 Year	0.30%
5 Years	3.85	%§	5 Years	4.06	%§
10 Years	7.93	%§	10 Years	9.15	%§

Global Real Estate Securities Fund - Class M‡‡			Russell Developed Index (Net)***
	Total			Total
	Return			Return
1 Year	1.20%		1 Year	0.66%
5 Years	4.14	%§	5 Years	6.80	%§
10 Years	8.22	%§	10 Years	10.40	%§

Global Real Estate Securities Fund - Class R6‡‡‡			Global Real Estate Linked Benchmark****
	Total			Total
	Return			Return
1 Year	1.30%		1 Year	0.30%
5 Years	4.31	%§	5 Years	4.06	%§
10 Years	8.40	%§	10 Years	8.51	%§

Global Real Estate Securities Fund 719

Russell Investment Company
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Global Real Estate Securities Fund (the “Fund”) employs	Within the global property securities market, North America led
a multi-manager approach whereby portions of the Fund are	the index with strong positive returns, with Canada benefiting
allocated to different money manager strategies. Fund assets not	from strong performance within its residential sector and an above
allocated to money managers are managed by Russell Investment	average market in the U. S. Europe modestly underperformed
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	the broader index, weighted down by the UK, while Germany
the allocation of the Fund’s assets among money managers at	continued to be a more defensive market. However, France and
any time. An exemptive order from the Securities and Exchange	the Netherlands were more vulnerable to political headlines as
Commission (“SEC”) permits RIM to engage or terminate a money	well as retail weakness. Property stocks in Asia ex-Japan posted
manager at any time, subject to approval by the Fund’s Board,	the weakest returns, as Hong Kong and Singapore were vulnerable
without a shareholder vote. Pursuant to the terms of the exemptive	due to concerns over trade issues and China’s growth. In Japan,
order, the Fund is required to notify its shareholders within 90	the market delivered strong positive returns and continued to
days of when a money manager begins providing services. As of	display a bifurcated performance pattern, with Japan real estate
October 31, 2018, the Fund had three money managers.	investment trusts (“J-REITs”) posting double-digit returns while

What is the Fund’s investment objective?	Japanese developers finished in negative territory. The Fund was positioned with an underweight position in North America and
The Fund seeks to provide current income and long term capital	Continental Europe and an overweight to United Kingdom and
growth.	Japan, resulting in a neutral contribution from regional allocation.
How did the Fund perform relative to its benchmark for the	With respect to property sectors, there was a wide dispersion in
fiscal year ended October 31, 2018?	performance by property type. The retail sector posted strong
For the fiscal year ended October 31, 2018, the Fund’s Class A,	double-digit percentage gains, rebounding off of discounted
Class C, Class E, Class M, Class R6, Class S and Class Y Shares	valuations following weakness in the prior year. The health
gained 0.86%, 0.10%, 0.86%, 1.20%, 1.30%, 1.12% and 1.32%,	care, net lease sectors and self-storage sectors were solidly
respectively. This is compared to the Fund’s benchmark, the FTSE	positive performers, while data centers and office property
EPRA/NAREIT Developed Real Estate Index (Net), which gained	types finished with large declines. These trends in property
0.30% during the same period. The Fund’s performance includes	sector performance posed a tailwind for Fund performance, as
operating expenses, whereas index returns are unmanaged and do	the portfolio was positioned to favor the discounted retail sector.
not include expenses of any kind.

For the fiscal year ended October 31, 2018, the Morningstar®	How did the investment strategies and techniques employed
Global Real Estate Category, a group of funds that Morningstar	by the Fund and its money managers affect its benchmark
considers to have investment strategies similar to those of the	relative performance?
Fund, lost 1.29%. This result serves as a peer comparison and is	Stock selection results within Australia, Canada and Hong Kong
expressed net of operating expenses.	were key drivers of outperformance. From a sector allocation
How did market conditions affect the Fund’s performance?	perspective, an overweight to the U. S. retail sector was beneficial.
For the fiscal year ended October 31, 2018, the global listed	Detracting from performance was an out-of-index exposure to
property market, as measured by the FTSE EPRA/NAREIT	emerging markets in addition to an overweight to the U. S. office
Developed Real Estate Index (Net), delivered a modestly positive	sector.
0.30% return while outperforming broader global equities.	The Fund employs discretionary money managers. The Fund’s
The sector began the fiscal year with positive performance	discretionary money managers select the individual portfolio
through January benefiting from strong returns within Europe and	securities for the assets assigned to them. RIM manages assets
Asia, followed by negative returns in February coincident with	not allocated to money manager strategies and the Fund’s cash
weaker global equity market performance and rising long-term	balances.
government bond yields. This weakness was followed by a period	With respect to certain of the Fund’s money managers, Cohen &
of positive performance between March and August, as the U. S.	Steers Capital Management, Inc. , Cohen & Steers UK Limited and
market steadily increased while Europe and Asia lagged amid	Cohen & Steers Asia Limited (together, “Cohen”) outperformed
ongoing trade and geopolitical conflicts. In the U. S. , the Federal	the Fund’s benchmark for the fiscal year. Cohen seeks to generate
Reserve increased interest rates four times during the fiscal year,	excess returns through a combination of fundamental bottom-up
reflecting the central bank's confidence during the period.	stock selection and top-down regional and property type allocation decisions. The key contributor to outperformance was bottom-up

720 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

stock selection within Continental Europe, UK and Australia.	modestly negative impact on absolute performance, as global
Also contributing positively was an underweight to the U. S. health	equity markets delivered negative returns.
care sector. Out-of-index exposure to emerging markets and an
overweight to Hong Kong detracted from performance.	Describe any changes to the Fund’s structure or the money
manager line-up.
Morgan Stanley Investment Management, Inc. , Morgan Stanley	There were no changes to the Fund’s structure or money manager
Investment Management Limited and Morgan Stanley Investment	line up during the fiscal year.
Management Company (together, “Morgan Stanley”) posted the
weakest performance, underperforming the Fund’s benchmark	Money Managers as of October 31,
during the fiscal year. Morgan Stanley’s process focuses on	2018	Styles
identifying listed property companies that trade at discounts	Cohen & Steers Capital Management, Inc. ,
relative to underlying asset values. Outside of the U. S. , negative	Cohen & Steers UK Limited and Cohen &
stock selection within Continental Europe and a substantial	Steers Asia Limited	Market-Oriented
overweight to UK were key detractors from performance. Property	Morgan Stanley Investment Management,
sector allocation also detracted, as an underweight to the U. S.	Inc. , Morgan Stanley Investment
industrial, health care and net lease sectors as well as J-REITs	Management Limited and Morgan Stanley
	Investment Management Company	Value
detracted from performance. Benefiting performance was an	RREEF America L. L. C. , Deutsche
overweight to the U. S. retail sector and positive stock selection	Investments Australia Limited and Deutsche
within the U. S. lodging and Hong Kong.	Alternatives Asset Management (Global)
During the period, RIM continued to utilize a strategy to	Limited operating under the brand name
implement regional and property sector tilting through the direct	Deutsche Asset Management	Market-Oriented
purchase of real estate stocks. Using the output from a quantitative	The views expressed in this report reflect those of the
model, the strategy seeks to position the portfolio to meet RIM’s	portfolio managers only through the end of the period
overall preferred positioning with respect to regional and property	covered by the report. These views do not necessarily
type exposures. The strategy outperformed relative to the Fund’s	represent the views of RIM or any other person in RIM or
benchmark for the one-year period by a wide margin. Positive	any other affiliated organization. These views are subject to
performance was driven by underweight positions to U. S. data	change at any time based upon market conditions or other
centers and Singapore as well as overweights to the U. S. health	events, and RIM disclaims any responsibility to update the
care sector and Japan developers. Detracting from performance	views contained herein. These views should not be relied on
was an underweight to the U. S. mall sector and a modest	as investment advice and, because investment decisions for
overweight to J-REITs.	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
During the period, the Fund used index futures and swap contracts	of investment decisions of any RIC Fund.
to equitize the Fund’s cash. The use of these derivatives had a

Global Real Estate Securities Fund 721

Russell Investment Company
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.

*** The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally (net of tax on dividends from foreign holdings).

**** The Global Real Estate Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Real Estate Linked Benchmark represents the returns of the FTSE NAREIT Equity REIT
Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The FTSE NAREIT Equity REIT
Index is an unmanaged, market-capitalization-weighted index of all publicly traded U.S. REITs that invest predominantly in the equity ownership of real estate, excluding timber and infrastructure. The index is designed to reflect the performance of all U.S. publicly traded equity REITs as a whole.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares are the returns of the Fund’s Class Y
Shares from September 26, 2008 through February 29, 2016. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the
Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

722 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$980.10	$1,018.45
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.69	$6.82

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$976.30	$1,014.67
	Expenses Paid During Period*	$10.41	$10.61
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.09%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$980.10	$1,018.45
of other funds.	Expenses Paid During Period*	$6.69	$6.82

* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Real Estate Securities Fund 723

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$981.90	$1,020.16
Expenses Paid During Period*	$5.00	$5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$982.20	$1,020.57
Expenses Paid During Period*	$4.60	$4.69

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$981.30	$1,019.71
Expenses Paid During Period*	$5.44	$5.55

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$982.30	$1,020.67
Expenses Paid During Period*	$4.50	$4.58

* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

724 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.4%			TLG Immobilien AG	93,171	2,369
Australia - 4.0%			Vonovia SE	259,876	11,900
Charter Hall Group - ADR(ö)	898,823	4,398			37,606
Dexus Property Group (ö)	757,742	5,488
Goodman Group(ö)	1,198,384	8,819	Hong Kong - 9.7%
GPT Group (The)(ö)	3,298,477	12,061	Champion REIT (ö)	900,119	604
Mirvac Group(ö)	2,181,713	3,358	CK Asset Holdings, Ltd.	2,542,120	16,461
Scentre Group(ö)	3,252,867	9,148	Hang Lung Properties, Ltd. - ADR	1,578,103	2,856
		43,272	Hongkong Land Holdings, Ltd. (Å)	2,901,995	17,204
			Hysan Development Co. , Ltd.	691,628	3,239
Austria - 0.2%			Link Real Estate Investment Trust(ö)	1,914,979	16,949
CA Immobilien Anlagen AG	61,182	1,986	New World Development Co. , Ltd.	6,837,665	8,655
			Sino Land Co. , Ltd.	2,105,990	3,299
Belgium - 0.2%			Sun Hung Kai Properties, Ltd.	1,407,605	18,346
Aedifica(ö)	14,627	1,224	Swire Properties, Ltd.	3,469,178	11,881
VGP NV(Å)	9,423	666	Wharf Holdings, Ltd. (The)	160,050	398
		1,890	Wharf Real Estate Investment Co. , Ltd.	863,883	5,365
					105,257
Brazil - 0.4%
BR Malls Participacoes SA(Æ)	678,962	2,317	Ireland - 0.3%
Iguatemi Empresa de Shopping Centers			Green REIT PLC(ö)	611,926	1,011
SA	201,916	2,108	Hibernia REIT PLC(ö)	1,212,839	1,909
		4,425			2,920

Canada - 2.3%			Japan - 9.6%
Allied Properties Real Estate Investment			Activia Properties, Inc. (ö)	876	3,630
Trust(ö)	164,600	5,289	Frontier Real Estate Investment Corp. (ö)	568	2,177
Boardwalk Real Estate Investment			Global One Real Estate Investment
Trust(Å)(Ñ)(ö)	188,465	7,016	Corp. (Å)(ö)	5,379	5,420
Canadian Apartment Properties(ö)	116,852	4,155	GLP J-Reit(ö)	2,530	2,507
Crombie Real Estate Investment Trust(ö)	197	2	Hulic Co. , Ltd.	133,535	1,229
Dream Office Real Estate Investment			Invincible Investment Corp. (ö)	8,762	3,629
Trust(ö)	140,227	2,482	Japan Logistics Fund, Inc. (ö)	1,284	2,561
First Capital Realty, Inc. Class A	58,552	874	Japan Real Estate Investment Corp. (ö)	539	2,782
Granite Real Estate Investment Trust(ö)	91,713	3,787	Mitsubishi Estate Co. , Ltd.	1,137,600	18,151
Healthcare Realty Trust, Inc. (Æ)	47	1	Mitsui Fudosan Co. , Ltd.	763,393	17,153
RioCan Real Estate Investment Trust(ö)	72,493	1,321	Mori Hills REIT Investment Corp. Class
		24,927	A(ö)	1,167	1,446
			Mori Trust Sogo REIT, Inc. (ö)	812	1,150
China - 0.6%			Nippon Building Fund, Inc. (ö)	1,146	6,547
China Overseas Land & Investment, Ltd.	588,000	1,837	Nippon Prologis REIT, Inc. (ö)	1,168	2,353
China Resources Land, Ltd.	644,000	2,198	Nomura Real Estate Holdings, Inc.	10,200	191
Longfor Properties Co. , Ltd.	1,007,500	2,457	NTT Urban Development Corp.	313,100	4,647
		6,492	Orix JREIT, Inc. (ö)	3,583	5,485
			Premier Investment Corp. (Å)(ö)	4,795	4,956
Finland - 0.0%			Sumitomo Realty & Development Co. ,
Citycon OYJ(Ñ)	260,159	506	Ltd.	243,100	8,341
			Tokyo Tatemono Co. , Ltd.	542,096	5,825
France - 2.6%			Tokyu Fudosan Holdings Corp.	468,228	2,651
Fonciere Des Regions(ö)	39,747	3,991	XYMAX REIT Investment Corp. (Å)(ö)	1,164	1,168
Gecina SA(ö)	67,588	9,912			103,999
Klepierre SA - GDR(ö)	404,053	13,705

		27,608	Netherlands - 1.9%
			Eurocommercial Properties NV	86,292	3,196
Germany - 3.5%			InterXion Holding NV(Æ)	26,489	1,560
ADO Properties SA(Þ)	54,971	3,247
Alstria Office REIT-AG(ö)	271,929	3,919
Deutsche Wohnen SE	353,163	16,171

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 725

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Unibail-Rodamco-Westfield(ö)	83,509	15,154	United States - 51.3%
		19,910	Acadia Realty Trust(ö)	106,604	2,968
			Agree Realty Corp. (ö)	85,480	4,895
Norway - 0.4%			Alexandria Real Estate Equities, Inc. (ö)	67,248	8,220
Entra ASA(Å)	297,012	4,015	American Homes 4 Rent Class A(ö)	68,222	1,437
			Americold Realty Trust(ö)	224,254	5,550
Singapore - 1.1%			Apartment Investment & Management
CapitaLand Commercial Trust, Ltd. (ö)	1,694,800	2,119	Co. Class A(ö)	146,269	6,296
CapitaLand, Ltd.	1,168,100	2,652	AvalonBay Communities, Inc. (ö)	43,420	7,615
Mapletree Logistics Trust(ö)	3,559,600	3,110	BGP Holdings PLC(Å)(Æ)(Š)	4,619,419	—
Suntec Real Estate Investment Trust (ö)	1,567,500	2,005	Boston Properties, Inc. (ö)	108,357	13,085
UOL Group, Ltd.	391,400	1,702	Brixmor Property Group, Inc. (ö)	340,361	5,514
		11,588	Brookfield Property REIT, Inc. Class
			A(ö)	65,543	1,265
Spain - 1.4%			Camden Property Trust(ö)	120,815	10,906
Aedas Homes SAU(Æ)(Þ)	36,997	956	CBL & Associates Properties, Inc. (Ñ)(ö)	5,964	20
Inmobiliaria Colonial Socimi SA(ö)	537,969	5,403	Columbia Property Trust, Inc. (ö)	143,222	3,215
Merlin Properties Socimi SA(ö)	711,884	8,926	CoreSite Realty Corp. Class A(ö)	36,433	3,419
		15,285	Corporate Office Properties Trust(ö)	93,520	2,417
			Cousins Properties, Inc. (ö)	52,164	433
Sweden - 1.1%			Crown Castle International Corp. (ö)	4,075	443
Atrium Ljungberg AB Class B	26,599	451	CubeSmart(ö)	219,833	6,371
Castellum AB	386,660	6,663	CyrusOne, Inc. (ö)	75,792	4,035
Catena AB	78,635	1,597	Digital Realty Trust, Inc. (ö)	82,924	8,562
Fabege AB	198,819	2,538	Douglas Emmett, Inc. (ö)	171,304	6,200
Hufvudstaden AB Class A	64,393	952	Empire State Realty Trust, Inc. Class
		12,201	A(ö)	120,519	1,912
			Equinix, Inc. (ö)	6,278	2,378
Switzerland - 0.3%			Equity LifeStyle Properties, Inc. Class
PSP Swiss Property AG	19,079	1,839	A(ö)	136,240	12,900
Swiss Prime Site AG Class A(Æ)	19,785	1,605	Equity Residential(ö)	296,490	19,260
		3,444	Essential Properties Realty Trust, Inc.
			(Å)(ö)	138,497	1,883
United Kingdom - 6.5%			Essex Property Trust, Inc. (ö)	84,645	21,227
Assura PLC(ö)	4,054,685	2,715	Extra Space Storage, Inc. (ö)	160,460	14,451
Big Yellow Group PLC(ö)	214,538	2,359	Federal Realty Investment Trust(ö)	22,411	2,780
British Land Co. PLC (The)(ö)	1,324,881	10,018	HCP, Inc. (ö)	223,717	6,163
Derwent London PLC(ö)	140,786	5,270	Healthcare Realty Trust, Inc. (ö)	45,483	1,267
Grainger PLC	412,423	1,428	Hilton Worldwide Holdings, Inc.	13,416	955
Great Portland Estates PLC	1,057,160	9,423	Host Hotels & Resorts, Inc. (ö)	728,250	13,918
Hammerson PLC(ö)	284,081	1,591	Hudson Pacific Properties, Inc. (ö)	46,510	1,409
Intu Properties PLC Class H(ö)	437,239	1,095	Invitation Homes, Inc. (ö)	328,408	7,186
Land Securities Group PLC (ö)	1,039,681	11,333	JBG Smith Properties(ö)	115,706	4,337
LondonMetric Property PLC(ö)	1,003,887	2,314	Kilroy Realty Corp. (ö)	206,698	14,237
LXB Retail Properties PLC(Å)(Æ)	527,994	87	Kimco Realty Corp. (ö)	124,761	2,007
PRS REIT PLC (The)(Å)(ö)	1,243,860	1,606	Life Storage, Inc. (ö)	63,703	5,998
Safestore Holdings PLC(ö)	332,064	2,266	Macerich Co. (The)(ö)	180,969	9,342
Segro PLC(ö)	1,080,503	8,482	Mack-Cali Realty Corp. (ö)	207,773	4,218
St. Modwen Properties PLC	171,270	819	Medical Properties Trust, Inc. (ö)	27,507	409
Tritax EuroBox PLC (ö)(Þ)	731,939	931	Mid-America Apartment Communities,
UNITE Group PLC (The)(ö)	349,008	3,802	Inc. (ö)	70,105	6,850
Urban & Civic PLC	909,398	3,419	Omega Healthcare Investors, Inc. (ö)	110,605	3,689
Warehouse REIT PLC(ö)	248,202	306	Paramount Group, Inc. (ö)	301,452	4,308
Workspace Group PLC(ö)	70,151	862	Park Hotels & Resorts, Inc. (ö)	92,441	2,687
		70,126	Pebblebrook Hotel Trust(Ñ)(ö)	130,642	4,404
			Pennsylvania Real Estate Investment
			Trust(Ñ)(ö)	44,927	402

See accompanying notes which are an integral part of the financial statements.

726 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Physicians Realty Trust(ö)	188,172		3,120
Prologis, Inc. (ö)	565,101		36,432
Public Storage(ö)	17,539		3,603
QTS Realty Trust, Inc. Class A(ö)	18,448		707
Realty Income Corp. (ö)	273,776		16,500
Regency Centers Corp. (ö)	312,147		19,778
Retail Properties of America, Inc. Class
A(ö)	244,042		2,995
Rexford Industrial Realty, Inc. (ö)	144,597		4,579
RLJ Lodging Trust(ö)	225,539		4,385
Ryman Hospitality Properties, Inc. (ö)	74,637		5,791
Sabra Health Care REIT, Inc. (ö)	255,682		5,536
SBA Communications Corp. (ö)	16,754		2,717
Simon Property Group, Inc. (ö)	234,987		43,124
SITE Centers Corp. (ö)	175,525		2,182
SL Green Realty Corp. (ö)	186,952		17,061
STORE Capital Corp. (ö)	199,942		5,804
Sun Communities, Inc. (ö)	62,245		6,254
Sunstone Hotel Investors, Inc. (ö)	319,208		4,619
Taubman Centers, Inc. (ö)	46,919		2,581
UDR, Inc. (ö)	473,192		18,544
Ventas, Inc. (ö)	149,084		8,653
VEREIT, Inc. (ö)	877,047		6,428
VICI Properties, Inc. (ö)	346,487		7,481
Vornado Realty Trust(ö)	296,224		20,167
Weingarten Realty Investors(ö)	195,091		5,486
Welltower, Inc. (ö)	394,984		26,097
			554,067

Total Common Stocks
(cost $962,224)			1,051,524

Short-Term Investments - 1.4%
United States - 1.4%
U. S. Cash Management Fund(@)	15,325,372	(8)	15,325
Total Short-Term Investments
(cost $15,326)			15,325

Other Securities - 0.9%
U. S. Cash Collateral Fund(×)(@)	9,713,876	(8)	9,714
Total Other Securities
(cost $9,714)			9,714

Total Investments 99.7%
(identified cost $987,264)			1,076,563

Other Assets and Liabilities, Net
- 0.3%			3,750
Net Assets - 100.0%			1,080,313

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 727

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
4.1%
BGP Holdings PLC	08/06/09	EUR	4,619,419	—	—	—
Boardwalk Real Estate Investment Trust	11/18/16	CAD	188,465	31.32	6,177	7,016
Entra ASA	08/11/15	NOK	297,012	11.11	3,321	4,015
Essential Properties Realty Trust, Inc.	06/21/18		138,497	14.01	1,943	1,883
Global One Real Estate Investment Corp.	09/29/16	JPY	5,379	896.91	4,884	5,420
Hongkong Land Holdings, Ltd.	06/07/07	HKD	2,901,995	5.60	20,194	17,204
LXB Retail Properties PLC	05/28/14	GBP	527,994	2.03	1,071	87
Premier Investment Corp.	07/03/17	JPY	4,795	914.88	4,695	4,956
PRS REIT PLC (The)	05/31/17	GBP	1,243,860	1.37	1,729	1,606
VGP NV	10/25/17	EUR	9,423	66.46	627	666
XYMAX REIT Investment Corp.	02/27/18	JPY	1,164	1,061.60	1,237	1,168
						44,021
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U. S. Real Estate Index Futures	475	USD	14,673	12/18	(363)
FTSE/EPRA Europe Index Futures	209	EUR	4,423	12/18	(125)
Hang Seng Index Futures	14	HKD	17,438	11/18	10
MSCI Singapore Index Futures	27	SGD	926	11/18	10
S&P/TSX 60 Index Futures	6	CAD	1,073	12/18	(20)
SPI 200 Index Futures	13	AUD	1,884	12/18	(31)
TOPIX Index Futures	21	JPY	344,610	12/18	(80)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(599)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	140	USD	99	12/19/18	—
Bank of America	EUR	420	USD	480	12/19/18	2
Bank of America	HKD	39	USD	5	11/01/18	—
Bank of America	HKD	101	USD	13	11/01/18	—
Bank of America	HKD	182	USD	23	11/01/18	—
Bank of America	HKD	237	USD	30	11/01/18	—
Bank of America	HKD	386	USD	49	11/01/18	—
Bank of America	HKD	431	USD	55	11/01/18	—
Bank of America	HKD	504	USD	64	11/01/18	—
Bank of America	HKD	611	USD	78	11/01/18	—
Bank of America	HKD	1,240	USD	158	12/19/18	—
Bank of America	JPY	112	USD	1	11/02/18	—
Bank of America	JPY	2,099	USD	19	11/02/18	—
Bank of America	JPY	2,697	USD	24	11/02/18	—
Bank of America	JPY	3,274	USD	29	11/02/18	—
Bank of America	JPY	12,621	USD	112	11/02/18	—

See accompanying notes which are an integral part of the financial statements.

728 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	15,788	USD	140	11/02/18	—
Bank of America	JPY	16,070	USD	144	12/19/18	1
Bank of America	SGD	8	USD	6	11/02/18	—
Bank of America	SGD	8	USD	6	11/02/18	—
Brown Brothers Harriman	USD	109	AUD	150	12/19/18	(3)
Brown Brothers Harriman	USD	214	AUD	300	12/19/18	(1)
Brown Brothers Harriman	USD	217	AUD	300	12/19/18	(4)
Brown Brothers Harriman	USD	342	AUD	470	12/19/18	(9)
Brown Brothers Harriman	USD	146	CAD	190	12/19/18	(2)
Brown Brothers Harriman	USD	147	CAD	190	12/19/18	(2)
Brown Brothers Harriman	USD	155	CAD	200	12/19/18	(3)
Brown Brothers Harriman	USD	292	CAD	380	12/19/18	(3)
Brown Brothers Harriman	USD	301	EUR	260	12/19/18	(5)
Brown Brothers Harriman	USD	307	EUR	260	12/19/18	(12)
Brown Brothers Harriman	USD	658	EUR	560	12/19/18	(21)
Brown Brothers Harriman	USD	1,117	EUR	950	12/19/18	(36)
Brown Brothers Harriman	USD	328	HKD	2,570	12/19/18	—
Brown Brothers Harriman	USD	341	HKD	2,670	12/19/18	—
Brown Brothers Harriman	USD	352	HKD	2,750	12/19/18	(1)
Brown Brothers Harriman	USD	521	HKD	4,080	12/19/18	—
Brown Brothers Harriman	USD	307	JPY	34,350	12/19/18	(1)
Brown Brothers Harriman	USD	461	JPY	51,400	12/19/18	(3)
Brown Brothers Harriman	USD	794	JPY	88,600	12/19/18	(6)
Brown Brothers Harriman	USD	29	SGD	40	12/19/18	—
Brown Brothers Harriman	USD	59	SGD	80	12/19/18	(1)
Brown Brothers Harriman	USD	80	SGD	110	12/19/18	(1)
Brown Brothers Harriman	USD	154	SGD	210	12/19/18	(2)
Brown Brothers Harriman	AUD	51	USD	36	11/01/18	—
Brown Brothers Harriman	AUD	95	USD	67	11/01/18	—
Brown Brothers Harriman	AUD	432	USD	306	11/01/18	—
Brown Brothers Harriman	AUD	150	USD	108	12/19/18	2
Brown Brothers Harriman	AUD	150	USD	106	12/19/18	—
Brown Brothers Harriman	AUD	280	USD	199	12/19/18	—
Brown Brothers Harriman	AUD	310	USD	221	12/19/18	1
Brown Brothers Harriman	AUD	620	USD	445	12/19/18	6
Brown Brothers Harriman	CAD	190	USD	145	12/19/18	1
Brown Brothers Harriman	CAD	190	USD	148	12/19/18	4
Brown Brothers Harriman	CAD	190	USD	147	12/19/18	3
Brown Brothers Harriman	CAD	200	USD	154	12/19/18	2
Brown Brothers Harriman	CAD	200	USD	155	12/19/18	3
Brown Brothers Harriman	CAD	570	USD	435	12/19/18	1
Brown Brothers Harriman	CHF	27	USD	27	11/01/18	—
Brown Brothers Harriman	EUR	418	USD	474	11/01/18	1
Brown Brothers Harriman	EUR	290	USD	332	12/19/18	2
Brown Brothers Harriman	EUR	650	USD	753	12/19/18	14
Brown Brothers Harriman	EUR	1,350	USD	1,582	12/19/18	47
Brown Brothers Harriman	GBP	191	USD	243	11/01/18	(1)
Brown Brothers Harriman	HKD	1,250	USD	160	12/19/18	—
Brown Brothers Harriman	HKD	1,350	USD	172	12/19/18	—
Brown Brothers Harriman	HKD	2,780	USD	356	12/19/18	1
Brown Brothers Harriman	HKD	5,270	USD	673	12/19/18	—
Brown Brothers Harriman	JPY	7,684	USD	68	11/01/18	—

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 729

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	28,507	USD	254	11/01/18	1
Brown Brothers Harriman	JPY	7,401	USD	66	11/02/18	—
Brown Brothers Harriman	JPY	10,398	USD	92	11/02/18	—
Brown Brothers Harriman	JPY	17,720	USD	159	12/19/18	1
Brown Brothers Harriman	JPY	36,360	USD	322	12/19/18	(1)
Brown Brothers Harriman	JPY	36,430	USD	320	12/19/18	(4)
Brown Brothers Harriman	JPY	48,410	USD	434	12/19/18	3
Brown Brothers Harriman	JPY	104,370	USD	945	12/19/18	16
Brown Brothers Harriman	SEK	89	USD	10	11/01/18	—
Brown Brothers Harriman	SEK	330	USD	36	11/01/18	—
Brown Brothers Harriman	SGD	40	USD	29	12/19/18	—
Brown Brothers Harriman	SGD	100	USD	73	12/19/18	—
Brown Brothers Harriman	SGD	110	USD	81	12/19/18	1
Brown Brothers Harriman	SGD	110	USD	80	12/19/18	—
Brown Brothers Harriman	SGD	250	USD	183	12/19/18	2
Citigroup	USD	495	AUD	697	12/19/18	(2)
Citigroup	USD	336	CAD	441	12/19/18	—
Citigroup	USD	1,885	EUR	1,613	12/19/18	(51)
Citigroup	USD	971	HKD	7,610	12/19/18	1
Citigroup	USD	1,145	JPY	126,386	12/19/18	(21)
Citigroup	USD	280	SGD	386	12/19/18	(1)
Citigroup	SGD	112	USD	81	11/01/18	—
Merrill Lynch	USD	115	CAD	152	11/01/18	—
Royal Bank of Canada	USD	496	AUD	697	12/19/18	(2)
Royal Bank of Canada	USD	336	CAD	441	12/19/18	—
Royal Bank of Canada	USD	1,886	EUR	1,613	12/19/18	(51)
Royal Bank of Canada	USD	971	HKD	7,610	12/19/18	1
Royal Bank of Canada	USD	1,145	JPY	126,386	12/19/18	(21)
Royal Bank of Canada	USD	280	SGD	386	12/19/18	(1)
Royal Bank of Canada	AUD	150	USD	109	12/19/18	3
Royal Bank of Canada	AUD	150	USD	107	12/19/18	1
Royal Bank of Canada	AUD	310	USD	226	12/19/18	7
Royal Bank of Canada	CAD	—	USD	—	11/01/18	—
Royal Bank of Canada	CAD	25	USD	19	11/01/18	—
Royal Bank of Canada	CAD	34	USD	26	11/01/18	—
Royal Bank of Canada	CHF	19	USD	19	11/01/18	—
Royal Bank of Canada	EUR	7	USD	8	11/01/18	—
Royal Bank of Canada	EUR	8	USD	9	11/01/18	—
Royal Bank of Canada	EUR	9	USD	11	11/01/18	—
Royal Bank of Canada	EUR	16	USD	18	11/01/18	—
Royal Bank of Canada	EUR	19	USD	22	11/01/18	—
Royal Bank of Canada	EUR	32	USD	36	11/01/18	—
Royal Bank of Canada	EUR	69	USD	78	11/01/18	—
Royal Bank of Canada	EUR	117	USD	133	11/01/18	—
Royal Bank of Canada	EUR	260	USD	301	12/19/18	6
Royal Bank of Canada	EUR	330	USD	391	12/19/18	16
Royal Bank of Canada	EUR	390	USD	454	12/19/18	10
Royal Bank of Canada	EUR	540	USD	639	12/19/18	24
Royal Bank of Canada	GBP	23	USD	29	11/01/18	—
Royal Bank of Canada	GBP	99	USD	125	11/01/18	(1)
Royal Bank of Canada	GBP	104	USD	132	11/01/18	(1)
Royal Bank of Canada	GBP	137	USD	173	11/01/18	(1)

See accompanying notes which are an integral part of the financial statements.

730 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	GBP	213	USD	271	11/01/18	(2)
Royal Bank of Canada	HKD	1,280	USD	164	12/19/18	—
Royal Bank of Canada	HKD	1,340	USD	171	12/19/18	—
Royal Bank of Canada	HKD	2,760	USD	352	12/19/18	—
Royal Bank of Canada	HKD	2,770	USD	355	12/19/18	1
Royal Bank of Canada	JPY	5,293	USD	47	11/05/18	—
Royal Bank of Canada	JPY	16,650	USD	149	12/19/18	1
Royal Bank of Canada	JPY	18,190	USD	161	12/19/18	(1)
Royal Bank of Canada	JPY	53,380	USD	477	12/19/18	2
Royal Bank of Canada	NOK	154	USD	18	11/01/18	—
Royal Bank of Canada	SEK	174	USD	19	11/01/18	—
Royal Bank of Canada	SGD	40	USD	29	12/19/18	—
Royal Bank of Canada	SGD	110	USD	81	12/19/18	1
Royal Bank of Canada	SGD	110	USD	81	12/19/18	1
State Street	USD	205	AUD	290	12/19/18	—
State Street	USD	512	AUD	720	12/19/18	(2)
State Street	USD	138	CAD	180	12/19/18	(1)
State Street	USD	229	CAD	300	12/19/18	(1)
State Street	USD	479	EUR	420	12/19/18	(2)
State Street	USD	1,629	EUR	1,430	12/19/18	(2)
State Street	USD	162	HKD	1,270	12/19/18	—
State Street	USD	785	HKD	6,150	12/19/18	—
State Street	USD	444	JPY	49,780	12/19/18	(1)
State Street	USD	1,001	JPY	112,710	12/19/18	2
State Street	USD	80	SGD	110	12/19/18	—
State Street	USD	188	SGD	260	12/19/18	—
State Street	AUD	150	USD	106	12/19/18	—
State Street	CAD	170	USD	130	12/19/18	1
State Street	EUR	170	USD	196	12/19/18	2
State Street	HKD	2,279	USD	291	11/01/18	—
State Street	HKD	1,290	USD	165	12/19/18	—
State Street	JPY	59,490	USD	528	11/02/18	—
State Street	JPY	16,830	USD	150	12/19/18	1
State Street	SGD	99	USD	72	11/02/18	—
State Street	SGD	40	USD	29	12/19/18	—
Westpac	USD	495	AUD	697	12/19/18	(2)
Westpac	USD	336	CAD	441	12/19/18	—
Westpac	USD	1,885	EUR	1,613	12/19/18	(51)
Westpac	USD	971	HKD	7,610	12/19/18	1
Westpac	USD	1,145	JPY	126,386	12/19/18	(22)
Westpac	USD	280	SGD	386	12/19/18	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(166)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 731

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Australia	$—	$43,272	$—	$—	$43,272	4.0
Austria	—	1,986	—	—	1,986	0.2
Belgium	—	1,890	—	—	1,890	0.2
Brazil	4,425	—	—	—	4,425	0.4
Canada	24,927	—	—	—	24,927	2.3
China	—	6,492	—	—	6,492	0.6
Finland	—	506	—	—	506	—*
France	—	27,608	—	—	27,608	2.6
Germany	—	37,606	—	—	37,606	3.5
Hong Kong	—	105,257	—	—	105,257	9.7
Ireland	—	2,920	—	—	2,920	0.3
Japan	—	103,999	—	—	103,999	9.6
Netherlands	10,783	9,127	—	—	19,910	1.9
Norway	—	4,015	—	—	4,015	0.4
Singapore	—	11,588	—	—	11,588	1.1
Spain	—	15,285	—	—	15,285	1.4
Sweden	—	12,201	—	—	12,201	1.1
Switzerland	—	3,444	—	—	3,444	0.3
United Kingdom	—	70,126	—	—	70,126	6.5
United States	554,067	—	—	—	554,067	51.3
Short-Term Investments	—	—	—	15,325	15,325	1.4
Other Securities	—	—	—	9,714	9,714	0.9
Total Investments	594,202	457,322	—	25,039	1,076,563	99.7
Other Assets and Liabilities, Net						0.3
						100.0

Other Financial Instruments
Assets
Futures Contracts	20	—	—	—	20	—*
Foreign Currency Exchange Contracts	4	193	—	—	197	—*
A
Liabilities
Futures Contracts	(619)	—	—	—	(619)	(0.1)
Foreign Currency Exchange Contracts	(7)	(356)	—	—	(363)	(—)*
Total Other Financial Instruments**	$(602)	$(163)	$—	$—	$(765)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

732 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — October 31, 2018

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	448,104
Healthcare	43,004
Industrial	24,032
Lodging/Resorts	36,836
Office	194,859
Residential	112,138
Retail	170,589
Self Storage	21,962
Short-Term Investments	15,325
Other Securities	9,714
Total Investments	1,076,563

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 733

Russell Investment Company
Global Real Estate Securities Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$197
Variation margin on futures contracts*	20	—
Total	$20	$197

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$619	$—
Unrealized depreciation on foreign currency exchange contracts	—	363
Total	$619	$363
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(1,204)	$—
Foreign currency exchange contracts	—	(1,546)
Total	$(1,204)	$(1,546)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(520)	$—
Foreign currency exchange contracts	—	283
Total	$(520)	$283

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

734 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$9,302	$—	$9,302
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	197	—	197
Total Financial and Derivative Assets		9,499	—	9,499
Financial and Derivative Assets not subject to a netting agreement		(3)	—	(3)
Total Financial and Derivative Assets subject to a netting agreement		$9,496	$—	$9,496

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$3	$—	$—	$3
Barclays	418	—	418	—
Brown Brothers Harriman	109	109	—	—
Citigroup	1	1	—	—
Goldman Sachs	1,466	—	1,466	—
HSBC	96	—	96	—
Merrill Lynch	7,323	—	7,323	—
Royal Bank of Canada	73	73	—	—
State Street	6	6	—	—
Westpac	1	1	—	—
Total	$9,496	$190	$9,303	$3

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 735

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$363	$—	$363
Total Financial and Derivative Liabilities		363	—	363
Financial and Derivative Liabilities not subject to a netting agreement			(7) —	(7)
Total Financial and Derivative Liabilities subject to a netting agreement		$356	$—	$356

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Brown Brothers Harriman	121	$109	$—	$12
Citigroup	74	1	—	73
Royal Bank of Canada	77	73	—	4
State Street	9	6	—	3
Westpac	75	1	—	74
Total	$356	$190	$—	$166

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

736 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$987,264
Investments, at fair value(*)(>)	1,076,563
Foreign currency holdings(^)	395
Unrealized appreciation on foreign currency exchange contracts	197
Receivables:
Dividends and interest	1,588
Dividends from affiliated funds	16
Investments sold	14,736
Fund shares sold	1,294
Foreign capital gains taxes recoverable	197
From broker(a)	800
Variation margin on futures contracts	1,146
Total assets	1,096,932
Liabilities
Payables:
Investments purchased	2,888
Fund shares redeemed	1,884
Accrued fees to affiliates	965
Other accrued expenses	208
Variation margin on futures contracts	597
Unrealized depreciation on foreign currency exchange contracts	363
Payable upon return of securities loaned	9,714
Total liabilities	16,619

Net Assets	$1,080,313

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 737

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$58,975
Shares of beneficial interest	340
Additional paid-in capital	1,020,998
Net Assets	$1,080,313

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$30.94
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$32.83
Class A — Net assets	$19,018,770
Class A — Shares outstanding ($. 01 par value)	614,678
Net asset value per share: Class C(#)	$29.74
Class C — Net assets	$20,145,956
Class C — Shares outstanding ($. 01 par value)	677,305
Net asset value per share: Class E(#)	$31.03
Class E — Net assets	$2,726,041
Class E — Shares outstanding ($. 01 par value)	87,845
Net asset value per share: Class M(#)	$31.76
Class M — Net assets	$34,714,735
Class M — Shares outstanding ($. 01 par value)	1,093,010
Net asset value per share: Class R6(#)	$31.79
Class R6 — Net assets	$5,940,792
Class R6 — Shares outstanding ($. 01 par value)	186,870
Net asset value per share: Class S(#)	$31.79
Class S — Net assets	$923,857,628
Class S — Shares outstanding ($. 01 par value)	29,059,548
Net asset value per share: Class Y(#)	$31.78
Class Y — Net assets	$73,908,870
Class Y — Shares outstanding ($. 01 par value)	2,325,348
Amounts in thousands
(^) Foreign currency holdings - cost	$400
(*) Securities on loan included in investments	$9,302
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$25,039

(a) Receivable from Broker for Futures	$800
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

738 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$41,098
Dividends from affiliated funds	609
Securities lending income (net)	170
Less foreign taxes withheld	(1,936)
Total investment income	39,941

Expenses
Advisory fees	8,462
Administrative fees	508
Custodian fees	375
Distribution fees - Class A	54
Distribution fees - Class C	173
Transfer agent fees - Class A	43
Transfer agent fees - Class C	46
Transfer agent fees - Class E	7
Transfer agent fees - Class M	53
Transfer agent fees - Class R6	3
Transfer agent fees - Class S	1,789
Transfer agent fees - Class Y	4
Professional fees	106
Registration fees	112
Shareholder servicing fees - Class C	58
Shareholder servicing fees - Class E	8
Trustees’ fees	33
Printing fees	159
Miscellaneous	35
Expenses before reductions	12,028
Expense reductions	(122)
Net expenses	11,906
Net investment income (loss)	28,035

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	27,378
Investments in affiliated funds	3
Futures contracts	(1,204)
Foreign currency exchange contracts	(1,546)
Foreign currency-related transactions	62
Net realized gain (loss)	24,693
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(44,740)
Futures contracts	(520)
Foreign currency exchange contracts	283
Foreign currency-related transactions	(22)
Net change in unrealized appreciation (depreciation)	(44,999)
Net realized and unrealized gain (loss)	(20,306)
Net Increase (Decrease) in Net Assets from Operations	$7,729

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 739

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,035	$15,301
Net realized gain (loss)	24,693	75,121
Net change in unrealized appreciation (depreciation)	(44,999)	(16,903)
Net increase (decrease) in net assets from operations	7,729	73,519

Distributions (i)
To shareholders
Class A	(2,053)	(2,281)
Class C	(2,101)	(2,640)
Class E	(318)	(1,542)
Class M(1)	(2,097)	(66)
Class R6	(478)	(86)
Class S	(78,833)	(91,704)
Class Y	(7,429)	(11,601)
Net decrease in net assets from distributions	(93,309)	(109,920)

Share Transactions*
Net increase (decrease) in net assets from share transactions	167,499	(188,320)
Total Net Increase (Decrease) in Net Assets	81,919	(224,721)

Net Assets
Beginning of period	998,394	1,223,115
End of period (ii)	$1,080,313	$998,394

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, M, R6, S and Y were $799, $775, $440, $66,
$69, $33,521 and $4,162, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, R6, S and Y were $1,482, $1,865,
$1,102, $17, $58,183 and $7,439, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $(8,459). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

740 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	72	$2,343	59	$1,977
Proceeds from reinvestment of distributions	63	2,042	71	2,270
Payments for shares redeemed	(212)	(6,914)	(174)	(5,825)
Net increase (decrease)	(77)	(2,529)	(44)	(1,578)
Class C
Proceeds from shares sold	18	574	31	991
Proceeds from reinvestment of distributions	67	2,086	84	2,582
Payments for shares redeemed	(181)	(5,677)	(264)	(8,448)
Net increase (decrease)	(96)	(3,017)	(149)	(4,875)
Class E
Proceeds from shares sold	6	210	29	966
Proceeds from reinvestment of distributions	10	317	47	1,515
Payments for shares redeemed	(42)	(1,392)	(498)	(16,293)
Net increase (decrease)	(26)	(865)	(422)	(13,812)
Class M(1)
Proceeds from shares sold	729	24,437	486	16,869
Proceeds from reinvestment of distributions	63	2,097	2	66
Payments for shares redeemed	(173)	(5,749)	(14)	(466)
Net increase (decrease)	619	20,785	474	16,469
Class R6
Proceeds from shares sold	64	2,134	171	5,665
Proceeds from reinvestment of distributions	14	478	3	86
Payments for shares redeemed	(28)	(934)	(46)	(1,551)
Net increase (decrease)	50	1,678	128	4,200
Class S
Proceeds from shares sold	9,444	315,439	6,396	217,612
Proceeds from reinvestment of distributions	2,364	78,436	2,780	91,012
Payments for shares redeemed	(7,268)	(243,311)	(13,492)	(464,864)
Net increase (decrease)	4,540	150,564	(4,316)	(156,240)
Class Y
Proceeds from shares sold	425	14,345	1,562	53,876
Proceeds from reinvestment of distributions	224	7,428	355	11,601
Payments for shares redeemed	(626)	(20,890)	(2,880)	(97,961)
Net increase (decrease)	23	883	(963)	(32,484)
Total increase (decrease)	5,033	$167,499	(5,292)	$(188,320)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 741

Russell Investment Company
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	33.65	. 77	(. 41)	. 36	(1.26)	(1.81)
October 31, 2017	34.94	. 37	1.55	1.92	(1.12)	(2.09)
October 31, 2016	37.65	. 73	(. 62)	. 11	(. 80)	(2.02)
October 31, 2015	39.99	. 51	. 37	. 88	(. 98)	(2.24)
October 31, 2014	40.49	. 54	2.97	3.51	(1.07)	(2.94)

Class C
October 31, 2018	32.46	. 51	(. 40)	. 11	(1.02)	(1.81)
October 31, 2017	33.82	. 11	1.49	1.60	(. 87)	(2.09)
October 31, 2016	36.60	. 44	(. 59)	(. 15)	(. 61)	(2.02)
October 31, 2015	38.96	. 22	. 36	. 58	(. 70)	(2.24)
October 31, 2014	39.55	. 24	2.90	3.14	(. 79)	(2.94)

Class E
October 31, 2018	33.73	. 77	(. 41)	. 36	(1.25)	(1.81)
October 31, 2017	35.00	. 42	1.50	1.92	(1.10)	(2.09)
October 31, 2016	37.70	. 73	(. 61)	. 12	(. 80)	(2.02)
October 31, 2015	40.02	. 50	. 39	. 89	(. 97)	(2.24)
October 31, 2014	40.52	. 54	2.97	3.51	(1.07)	(2.94)

Class M
October 31, 2018	34.46	. 94	(. 45)	. 49	(1.38)	(1.81)
October 31, 2017(9)	33.36	. 22	1.37	1.59	(. 49)	—

Class R6
October 31, 2018	34.49	. 94	(. 43)	. 51	(1.40)	(1.81)
October 31, 2017	35.74	. 51	1.60	2.11	(1.27)	(2.09)
October 31, 2016(5)	33.90	. 55	2.21	2.76	(. 92)	—

Class S
October 31, 2018	34.49	. 89	(. 44)	. 45	(1.34)	(1.81)
October 31, 2017	35.74	. 46	1.58	2.04	(1.20)	(2.09)
October 31, 2016	38.42	. 84	(. 63)	. 21	(. 87)	(2.02)
October 31, 2015	40.73	. 61	. 39	1.00	(1.07)	(2.24)
October 31, 2014	41.16	. 64	3.04	3.68	(1.17)	(2.94)

Class Y
October 31, 2018	34.48	. 94	(. 42)	. 52	(1.41)	(1.81)
October 31, 2017	35.73	. 54	1.57	2.11	(1.27)	(2.09)
October 31, 2016	38.39	. 90	(. 61)	. 29	(. 93)	(2.02)
October 31, 2015	40.71	. 69	. 38	1.07	(1.15)	(2.24)
October 31, 2014	41.15	. 73	3.01	3.74	(1.24)	(2.94)

See accompanying notes which are an integral part of the financial statements.

742 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(3.07)	30.94	. 86	19,019	1.38	1.37	2.37	81
(3.21)	33.65	6.10	23,285	1.39	1.39	1.10	92
(2.82)	34.94	. 42	25,718	1.38	1.38	2.03	79
(3.22)	37.65	2.22	29,511	1.37	1.37	1.33	61
(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69

(2.83)	29.74	. 10	20,146	2.13	2.12	1.61	81
(2.96)	32.46	5.28	25,114	2.14	2.14	. 35	92
(2.63)	33.82	(. 31)	31,202	2.13	2.13	1.28	79
(2.94)	36.60	1.46	37,474	2.12	2.12	. 58	61
(3.73)	38.96	9.14	41,936	2.11	2.11	. 66	69

(3.06)	31.03	. 86	2,726	1.38	1.37	2.36	81
(3.19)	33.73	6.07	3,852	1.39	1.39	1.27	92
(2.82)	35.00	. 44	18,764	1.38	1.38	2.03	79
(3.21)	37.70	2.25	26,394	1.37	1.37	1.30	61
(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69

(3.19)	31.76	1.23	34,715	1.13	1.02	2.84	81
(. 49)	34.46	4.81	16,339	1.14	1.04	1.01	92

(3.21)	31.79	1.30	5,941	. 98	. 95	2.84	81
(3.36)	34.49	6.52	4,707	. 99	. 97	1.50	92
(. 92)	35.74	8.07	298	. 98	. 96	2.20	79

(3.15)	31.79	1.12	923,857	1.13	1.12	2.66	81
(3.29)	34.49	6.33	845,726	1.14	1.14	1.34	92
(2.89)	35.74	. 68	1,030,471	1.13	1.13	2.28	79
(3.31)	38.42	2.51	1,325,152	1.12	1.12	1.57	61
(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69

(3.22)	31.78	1.32	73,909	. 93	. 92	2.82	81
(3.36)	34.48	6.55	79,371	. 94	. 94	1.57	92
(2.95)	35.73	. 88	116,662	. 93	. 93	2.47	79
(3.39)	38.39	2.69	151,323	. 92	. 92	1.78	61
(4.18)	40.71	10.45	169,233	. 91	. 91	1.88	69

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 743

Russell Investment Company
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$724,720
Administration fees	44,720
Distribution fees	17,087
Shareholder servicing fees	4,918
Transfer agent fees	169,481
Trustee fees	3,756
$964,682

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$6,883	$118,196	$115,365	$—	$—	$9,714	$204	$—
U. S. Cash Management Fund	18,908	459,598	463,184	3	—	15,325	609	—
	$25,791	$577,794	$578,549	$3	$—	$25,039	$813	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,034,758,818
Unrealized Appreciation	$60,420,871
Unrealized Depreciation	(18,856,737)
Net Unrealized Appreciation (Depreciation)	$41,564,134
Undistributed Ordinary Income	$8,612,215
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$8,826,388
Tax Composition of Distributions
Ordinary Income	$41,958,996
Long-Term Capital Gains	$51,349,866

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

744 Global Real Estate Securities Fund

Russell Investment Company
Multi-Strategy Income Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Multi-Strategy Income Fund - Class A‡			Multi-Strategy Income Fund - Class S
	Total			Total
	Return			Return
1 Year	(7.37)%		1 Year	(1.50)%
Inception*	0.88	%§	Inception*	2.86	%§

Multi-Strategy Income Fund - Class C			Multi-Strategy Income Fund - Class Y
	Total			Total
	Return			Return
1 Year	(2.48)%		1 Year	(1.31)%
Inception*	1.82	%§	Inception*	3.08	%§

Multi-Strategy Income Fund - Class E			ICE BofAML Global High Yield 2% Constrained Index
	Total		(USD Hedged)**
	Return			Total
1 Year	(1.74)%			Return
Inception*	2.63	%§	1 Year	0.21%
			Inception*	4.86	%§
Multi-Strategy Income Fund - Class M‡‡
	Total
	Return
1 Year	(1.39)%
Inception*	2.90	%§

Multi-Strategy Income Fund 745

Russell Investment Company
Multi-Strategy Income Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Multi-Strategy Income Fund (the “Fund”) employs a multi-	shrink in the generally low-yield environment as credit spreads
manager approach whereby portions of the Fund are allocated to	continued to tighten.
different money manager strategies. Fund assets not allocated to	The U. S. equity market, as broadly measured by the Russell 3000®
money managers are managed by Russell Investment Management,	Index, was up 6.17% over the period. From a style perspective,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation	growth outperformed value. From a sector perspective, information
of the Fund’s assets among money managers at any time. An	technology, healthcare, and consumer discretionary stocks
exemptive order from the Securities and Exchange Commission	outperformed. The Fund’s strategic exposure to global equities
(“SEC”) permits RIM to engage or terminate a money manager	hindered performance over the period as international markets
at any time, subject to approval by the Fund’s Board, without a	and emerging markets lagged due to political uncertainties,
shareholder vote. Pursuant to the terms of the exemptive order,	slower economic growth, and trade war concerns.
the Fund is required to notify its shareholders within 90 days of
when a money manager begins providing services. As of October	How did the investment strategies and techniques employed
31, 2018, the Fund had twelve money managers.	by the Fund and its money managers affect its benchmark

What is the Fund’s investment objective?	relative performance?
The Fund seeks to provide a high level of current income and, as	In order to seek to achieve the Fund’s objective during the period,
a secondary objective, long-term capital growth.	RIM’s strategic asset allocation included global equity, high yield debt, bank loans, preferred securities, global real estate
How did the Fund perform relative to its benchmark for the	investment trusts, global infrastructure, investment grade credit
fiscal year ended October 31, 2018?	and emerging market debt.
For the fiscal year ended October 31, 2018, the Fund’s Class A,	RIM adapted the Fund’s asset allocation over the period as market
Class C, Class E, Class M, Class S and Class Y Shares lost 1.68%,	opportunities and risks evolved. RIM continued to operate the
2.48%, 1.74%, 1.39%, 1.50% and 1.31% respectively. This is	Fund as a risk manager rather than risk taker during the period.
compared to the Fund’s benchmark, the ICE BofAML Global	The Fund maintained an underweight position in U. S. equities
High Yield 2% Constrained Index (USD Hedged), which gained	relative to RIM’s long-term strategic weights, while keeping an
0.21% during the same period. The Fund’s performance includes	overweight position in Europe ex-UK and Japan equities relative
operating expenses, whereas index returns are unmanaged and	to RIM’s strategic positioning. In first quarter of 2018, RIM
do not include expenses of any kind. As of October 31, 2018,	brought an underweight position in listed REITs back to neutral
the 12-month distribution yield of the Fund’s Class A, Class C,	due to increasingly attractive valuations. In the second quarter,
Class E, Class M, Class S and Class Y Shares was 3.32%, 2.60%,	RIM moved an emerging markets equity overweight to neutral.
3.30%, 3.72%, 3.60% and 3.80%, respectively.	This decision was informed by a combination of fading market
For the fiscal year ended October 31, 2018, the Morningstar®	momentum and less compelling cycle view on impacts from higher
Allocation 30% to 50% Equity Category, a group of funds that	U. S. rates and weaker non-U. S. growth. In addition, RIM shifted
Morningstar considers to have investment strategies similar	to further underweight corporate credit and overweight securitized
to those of the Fund, lost 1.09%. This result serves as a peer	credit, including trimming high yield and investment grade
comparison and is expressed net of operating expenses.	exposures, and moving allocations to local currency emerging market debt and securitized assets given valuations and yield.
RIM may assign a money manager a benchmark other than the	From an equity style perspective, over the period RIM gradually
Fund’s index. However, the Fund’s primary index remains the	shifted the Fund’s exposure from growth to value, and while value
benchmark for the Fund.	bounced back towards the end of the period, this only partially
How did market conditions affect the Fund’s performance?	offset the previous underperformance of value versus growth.
The Fund seeks to achieve its objective by investing in a range of	RIM’s tactical modifications to the Fund’s asset allocation versus
income-producing investments. Within the Fund’s fixed income	strategic targets were challenged during the period, mainly driven
portfolio, exposure to bank loans was beneficial as it was among	by an overweight to non-U. S. equity and U. S. equity underweight,
the best-performing segments of the fixed income market over	while U. S. equity led global market performance, and the Fund’s
the one-year period. Rising interest rates posed challenges to	continued orientation as a risk manager instead of risk taker.
other fixed income assets, as well as more interest rate sensitive	The Fund generated strong levels of income during the period
real assets such as global infrastructure and global real estate	despite the challenging environment of low and negative
investment trusts (“REITs”) . Despite short term U. S. bond yields	government bond yields. Income was buoyed in the Fund
rising, income opportunities around the globe continued to	by RIM’s asset allocations, specifically higher than average

746 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

allocations to bonds compared to real assets versus RIM’s long-	Money Managers as of October 31,
term strategic weights. Specifically, overweights to securitized	2018	Styles
credit proved beneficial to income production as the asset class
can provide higher yields than traditional asset classes such as	Boston Partners Global Investors, Inc.	Global High Yield
Debt
U. S. treasury bonds.	Cohen & Steers Capital Management, Inc.	Global Listed Real
The Fund employs discretionary and non-discretionary money	Cohen & Steers UK Limited and Cohen &	Estate Securities,
managers. The Fund’s discretionary money managers select the	Steers Asia Limited	Global Listed
individual portfolio securities for the assets assigned to them.		Infrastructure,
Preferred Securities
The Fund’s non-discretionary money managers provide a model	DDJ Capital Management, LLC	Global High Yield
portfolio to RIM representing their investment recommendations,		Debt
based upon which RIM purchases and sells securities for the	GLG, LLC	Global Investment
Fund. RIM manages assets not allocated to money manager		Grade Credit
strategies and the Fund’s cash balances.	Janus Capital Management LLC and Perkins	Global Equities
Investment Management, LLC
With respect to certain of the Fund’s money managers, Putnam	Kopernik Global Investors, LLC	Global Equities
Investment Management, LLC was a strong contributor to Fund	Oaktree Capital Management, LLC	Global High Yield
performance. The manager benefited from large positions in		Debt
commercial mortgage back securities and agency interest only	OFI Global Institutional	Global Equities
strips that add value as rates rise.	Putnam Investment Management, LLC	Global Investment
By contrast, Janus Capital Management LLC and Perkins		Grade Credit
Investment Management, LLC (“Perkins”), was the biggest	Sompo Japan Nipponkoa Asset Management	Global Investment
detractor relative to their market segment. The manager employs	Company Limited	Grade Credit
	THL Credit Advisors, LLC	Bank Loans
a more defensive positioning within the global equity space,	T. Rowe Price Associates, Inc.	Global High Yield
and the strategy was held back by value driven underweights to		Debt
technology and consumer discretionary sectors.	The views expressed in this report reflect those of the
Describe any changes to the Fund’s structure or the money	portfolio managers only through the end of the period
manager line-up.	covered by the report. These views do not necessarily
During the period, RIM made changes to the Fund’s manager line-	represent the views of RIM, or any other person in RIM or
up in order to help diversify the Fund’s active risk and increase	any other affiliated organization. These views are subject to
the Fund’s exposure to value style over growth style as growth	change at any time based upon market conditions or other
momentum faded away. In December 2017, RIM added global	events, and RIM disclaims any responsibility to update the
equity manager Boston Partners Global Investors, Inc. to the	views contained herein. These views should not be relied on
Fund. In September 2018, RIM added Japan equities manager	as investment advice and, because investment decisions for
Sompo Japan NipponKoa Asset Management Co. , Ltd. to the	a Russell Investment Company (“RIC”) Fund are based on
Fund and terminated UK equities manager J O Hambro Capital	numerous factors, should not be relied on as an indication
Management Limited.	of investment decisions of any RIC Fund.

Multi-Strategy Income Fund 747

Russell Investment Company
Multi-Strategy Income Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on May 1, 2015.

** The ICE BofAML Global High Yield 2% Constrained Index (USD Hedged) contains all securities in the ICE BofAML Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

748 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$968.20	$1,020.06
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.06	$5.19

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$963.50	$1,016.28
	Expenses Paid During Period*	$8.76	$9.00
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$967.60	$1,020.06
of other funds.	Expenses Paid During Period*	$5.06	$5.19

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Strategy Income Fund 749

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$969.00	$1,021.83
Expenses Paid During Period*	$3.33	$3.41

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$968.50	$1,021.32
Expenses Paid During Period*	$3.82	$3.92

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$969.50	$1,022.33
Expenses Paid During Period*	$2.83	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

750 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 52.3%			AssuredPartners, Inc.
Asset-Backed Securities - 0.4%			7.000% due 08/15/25 (Þ)	3,440	3,383
CKE Restaurants Holdings, Inc.			Avantor, Inc.
Series 2018-1A Class AI			9.000% due 10/01/25 (Þ)	3,410	3,443
4.250% due 06/20/48 (Þ)	585	582	AXA Equitable Holdings, Inc.
DB Master Finance LLC			4.350% due 04/20/28 (Þ)	500	479
Series 2017-1A Class A2II			Bank of America Corp.
4.030% due 11/20/47 (Þ)	1,469	1,432	Series AA
Dominos Pizza Master Issuer LLC			6.100% due 12/31/49 (Ê)(ƒ)	410	421
Series 2018-1A Class A2I			Series X
4.116% due 07/25/48 (Þ)	687	679	6.250% due 09/29/49 (Ê)(ƒ)	880	906
DPABS Trust			Series Z
Series 2017-1A Class A2I			6.500% due 12/31/49 (Ê)(ƒ)	625	663
2.995% due 07/25/47 (Ê)(Þ)	1,141	1,143	BCD Acquisition, Inc.
Jimmy John's Funding LLC			9.625% due 09/15/23 (Þ)	2,590	2,732
Series 2017-1A Class A2I			Beacon Escrow Corp.
3.610% due 07/30/47 (Þ)	207	204	4.875% due 11/01/25 (Þ)	165	148
Santander Drive Auto Receivables Trust			Berry Global, Inc.
Series 2017-3 Class C			4.500% due 02/15/26 (Þ)	248	232
2.930% due 12/15/22	585	578	Big River Steel LLC / BRS Finance
Series 2018-3 Class C			Corp.
3.510% due 08/15/23	445	443	7.250% due 09/01/25 (Þ)	840	882
Sound Point CLO XIX, Ltd.			BlackRock Capital Investment Corp.
Series 2018-1A Class E			5.000% due 06/15/22	300	294
8.086% due 04/15/31 (Ê)(Þ)	700	689	Boardwalk Pipelines LP
		5,750	5.950% due 06/01/26	1,305	1,364
Corporate Bonds and Notes - 14.2%			Brixmor Operating Partnership, LP
Acorda Therapeutics, Inc.			3.650% due 06/15/24	391	376
1.750% due 06/15/21	405	343	4.125% due 06/15/26	580	556
AES Corp. (The)			Broadcom Corp. / Broadcom Cayman
4.500% due 03/15/23	85	84	Finance, Ltd.
			Series WI
Alexandria Real Estate Equities, Inc.			3.625% due 01/15/24	305	292
3.450% due 04/30/25	520	495	3.125% due 01/15/25	460	421
3.950% due 01/15/28	760	723	3.875% due 01/15/27	500	459
American Airlines Pass-Through Trust			Bunge Limited Finance Corp.
Series A Class A			3.750% due 09/25/27	610	555
3.650% due 06/15/28	1,062	1,020
American Airlines, Inc. Pass-Through			Cardtronics, Inc.
Certificates Trust			1.000% due 12/01/20	1,336	1,244
Series 2017-1B Class B			CBS Radio, Inc.
4.950% due 02/15/25	487	491	7.250% due 11/01/24 (Ñ)(Þ)	325	306
American International Group, Inc.			CCO Holdings LLC / CCO Holdings
			Capital Corp.
Series A-9
5.750% due 04/01/48 (Ê)	198	187	Series DMTN
Apex Tool Group LLC / BC Mountain			5.000% due 02/01/28 (Þ)	1,980	1,848
Finance, Inc.			CenterPoint Energy, Inc.
9.000% due 02/15/23 (Þ)	300	275	Series A
Apollo Commercial Real Estate Finance,			6.125% due 12/31/99 (Ê)(ƒ)	550	555
Inc.			Century Aluminum Co.
4.750% due 08/23/22	1,034	1,010	7.500% due 06/01/21 (Þ)	2,500	2,500
Arbor Realty Trust, Inc.			CenturyLink, Inc.
5.250% due 07/01/21 (Þ)	625	650	Series G
ASP AMC Merger Sub, Inc.			6.875% due 01/15/28	1,860	1,758
8.000% due 05/15/25 (Þ)	568	426	Charles Schwab Corp. (The)
Assurant, Inc.			7.000% due 12/31/99 (Ê)(ƒ)	300	325
7.000% due 03/27/48 (Ê)	680	680

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 751

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Charter Communications Operating LLC			Energy Ventures Gom LLC / EnVen
/ Charter Communications Operating			Finance Corp.
Capital			11.000% due 02/15/23 (Þ)	400	443
5.750% due 04/01/48	375	354	Envision Healthcare Corp.
Citigroup, Inc.			8.750% due 10/15/26 (Þ)	2,200	2,134
5.900% due 12/31/49 (Ê)(ƒ)	635	635	EQT Midstream Partners LP
Series R			Series 5Y
6.125% due 12/31/49 (Ê)(ƒ)	484	495	4.750% due 07/15/23	725	731
Series T			Fidelity National Financial, Inc.
6.250% due 12/29/49 (Ê)(ƒ)	455	465	4.500% due 08/15/28 (Þ)	735	717
Citizens Financial Group, Inc.			Finisar Corp.
Series C			0.500% due 12/15/33	472	470
6.375% due 12/31/99 (Ê)(ƒ)	260	260	0.500% due 12/15/36	1,025	911
CoBank ACB			FireEye, Inc.
Series I			Series A
6.250% due 12/29/49 (Ê)(ƒ)	330	345	1.000% due 06/01/35	528	510
Colony NorthStar, Inc.			First Data Corp.
3.875% due 01/15/21	1,295	1,226	7.000% due 12/01/23 (Þ)	100	104
Comcast Corp.			Foresight Energy LLC / Foresight Energy
3.375% due 08/15/25	675	649	Finance Corp.
4.700% due 10/15/48	385	373	11.500% due 04/01/23 (Þ)	4,130	3,664
Communications Sales & Leasing, Inc. /			Forestar Group, Inc.
CSL Capital LLC			3.750% due 03/01/20	857	837
Series WI			Freeport-McMoRan, Inc.
8.250% due 10/15/23	2,420	2,281	4.550% due 11/14/24	97	90
CRC Escrow Issuer LLC / CRC Finco,			Frontier Communications Corp.
Inc.			8.500% due 04/01/26 (Þ)	80	74
5.250% due 10/15/25 (Þ)	211	196	GE Capital International Funding Co.
Crown Castle Towers LLC			Unlimited Co.
3.720% due 07/15/23 (Þ)	1,255	1,251	Series WI
CSC Holdings LLC			4.418% due 11/15/35	400	345
5.500% due 04/15/27 (Þ)	97	93	General Electric Co.
5.375% due 02/01/28 (Þ)	69	65	Series D
CSTN Merger Sub, Inc.			5.000% due 12/29/49 (Ê)(ƒ)	1,636	1,509
Series 000E			Global Eagle Entertainment, Inc.
6.750% due 08/15/24 (Þ)	2,570	2,496	2.750% due 02/15/35	215	163
Dell International LLC / EMC Corp.			GNC Holdings, Inc.
7.125% due 06/15/24 (Þ)	51	54	1.500% due 08/15/20	658	506
Dell, Inc.			Goldman Sachs BDC, Inc.
5.875% due 06/15/21 (Þ)	72	73	4.500% due 04/01/22 (Þ)	936	913
Delta Air Lines Pass-Through Trust			Goldman Sachs Group, Inc. (The)
Series 15-1 Class B			3.618% due 04/26/22 (Ê)	1,170	1,182
4.250% due 07/30/23	72	72	Granite Point Mortgage Trust, Inc.
Depomed, Inc.			5.625% due 12/01/22 (Þ)	595	595
2.500% due 09/01/21	805	617	Gray Television, Inc.
Diamondback Energy, Inc.			5.125% due 10/15/24 (Þ)	285	271
4.750% due 11/01/24 (Þ)	735	715	Green Plains, Inc.
Dresdner Funding Trust I			4.125% due 09/01/22	764	739
8.151% due 06/30/31 (Þ)	400	496	GTT Communications, Inc.
Echo Global Logistics, Inc.			Series 144a
2.500% due 05/01/20	119	117	7.875% due 12/31/24 (Ñ)(Þ)	5,123	4,814
Elanco Animal Health, Inc.			Halfmoon Parent, Inc.
4.900% due 08/28/28 (Þ)	400	395	4.125% due 11/15/25 (Þ)	380	376
Enbridge Energy Partners, LP			Hannon Armstrong Sustainable
6.194% due 10/01/37 (Ê)	450	446	Infrastructure Capital, Inc.
7.375% due 10/15/45	540	670	4.125% due 09/01/22	377	354

See accompanying notes which are an integral part of the financial statements.

752 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HCA, Inc.			MetLife Capital Trust IV
5.375% due 02/01/25	220	221	7.875% due 12/15/37 (Þ)	600	726
HCI Group, Inc.			MetLife, Inc.
4.250% due 03/01/37 (Þ)	470	465	9.250% due 04/08/38 (Þ)	650	861
Helix Energy Solutions Group, Inc.			10.750% due 08/01/39	546	833
4.250% due 05/01/22	441	453	Series C
Hercules Capital, Inc.			5.250% due 12/29/49 (Ê)(ƒ)	541	544
4.375% due 02/01/22	1,102	1,057	Series D
Hexion, Inc.			5.875% due 12/31/99 (Ê)(ƒ)	203	202
6.625% due 04/15/20	3,000	2,655	Midas Intermediate Holdco II LLC
Series WI			7.875% due 10/01/22 (Þ)	1,500	1,324
10.000% due 04/15/20 (Ñ)	710	664	Morgan Stanley
High Ridge Brands Co.			Series J
8.875% due 03/15/25 (Þ)	1,640	722	5.550% due 12/31/49 (Ê)(ƒ)	400	404
HUB International, Ltd.			Multi-Color Corp.
7.000% due 05/01/26 (Þ)	2,260	2,206	4.875% due 11/01/25 (Þ)	107	98
Icahn Enterprises, LP / Icahn			Nabor Industries, Inc.
Enterprises Finance Corp.			0.750% due 01/15/24	1,080	805
Series WI			Netflix, Inc.
6.250% due 02/01/22	130	131	4.875% due 04/15/28 (Þ)	214	196
6.750% due 02/01/24	130	131	5.875% due 11/15/28 (Þ)	150	147
Intercept Pharmaceuticals, Inc.			New York Mortgage Trust, Inc.
3.250% due 07/01/23	281	263	6.250% due 01/15/22	694	693
Iron Mountain US Holdings, Inc.			Nexstar Broadcasting, Inc.
5.375% due 06/01/26 (Þ)	101	93	5.625% due 08/01/24 (Þ)	475	454
Iron Mountain, Inc.			NFP Corp.
4.375% due 06/01/21 (Þ)	101	100	6.875% due 07/15/25 (Þ)	1,730	1,674
5.250% due 03/15/28 (Þ)	188	169	NiSource, Inc.
Jack Ohio Finance LLC / Jack Ohio
Finance 1 Corp.			5.650% due 12/31/99 (Ê)(ƒ)(Þ)	490	480
10.250% due 11/15/22 (Þ)	1,450	1,579	Novavax, Inc.
JPMorgan Chase & Co.			3.750% due 02/01/23	580	347
3.717% due 10/24/23 (Ê)	750	763	NVA Holdings, Inc.
3.797% due 07/23/24 (Ê)	1,280	1,272	6.875% due 04/01/26 (Þ)	1,120	1,106
Series 1			Opal Acquisition, Inc.
5.990% due 04/29/49 (Ê)(ƒ)	502	504	Series 144a
Series S			7.500% due 07/01/24 (Å)	2,988	2,883
6.750% due 01/29/49 (Ê)(ƒ)	1,344	1,433	10.000% due 10/01/24 (Þ)	2,572	2,058
			Optimas OE Solutions Holding LLC /
Series Z			Optimas OE Solutions, Inc.
5.300% due 12/29/49 (Ê)(ƒ)	325	330	8.625% due 06/01/21 (Þ)	3,340	3,240
KKR Real Estate Finance Trust, Inc.			Pandora Media, Inc.
6.125% due 05/15/23 (Þ)	1,035	1,041	1.750% due 12/01/20	1,003	959
Land O'Lakes, Inc.			Pattern Energy Group, Inc.
7.000% due 12/31/99 (ƒ)(Þ)	200	200	4.000% due 07/15/20 (Þ)	1,398	1,382
Series 144a			PDL BioPharma, Inc.
7.250% due 12/31/99 (ƒ)(Þ)	310	322	2.750% due 12/01/21	325	307
Liberty Mutual Group, Inc.			PennyMac Corp.
5.239% due 03/15/37 (Ê)(Þ)	555	536	5.375% due 05/01/20	1,548	1,526
Lions Gate Capital Holdings LLC			Plains All American Pipeline, LP / PAA
Series 144a			Finance Corp.
5.875% due 11/01/24 (Þ)	137	138	4.650% due 10/15/25	400	395
Lithia Motors, Inc.			Plastipak Holdings, Inc.
5.250% due 08/01/25 (Þ)	134	126	6.250% due 10/15/25 (Þ)	3,225	2,951
Macquarie Infrastructure Corp.			PNC Financial Services Group, Inc.
2.000% due 10/01/23	297	264	(The)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 753

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series O			Surgery Center Holdings, Inc.
6.750% due 12/31/49 (Ê)(ƒ)	450	475	6.750% due 07/01/25 (Ñ)(Þ)	4,340	4,068
Polaris Intermediate Corp.			TCP Capital Corp.
8.500% due 12/01/22 (Þ)	4,400	4,509	5.250% due 12/15/19	639	643
Post Holdings, Inc.			Team Health Holdings, Inc.
5.750% due 03/01/27 (Þ)	97	93	6.375% due 02/01/25 (Ñ)(Þ)	1,940	1,668
PRA Group, Inc.			TerraForm Power Operating LLC
3.000% due 08/01/20	1,345	1,263	4.250% due 01/31/23 (Þ)	98	93
Prospect Capital Corp.			5.000% due 01/31/28 (Þ)	98	88
4.750% due 04/15/20	289	288	Teva Pharmaceutical Finance Co. LLC
Prudential Financial, Inc.			Series C
5.875% due 09/15/42 (Ê)	880	916	0.250% due 02/01/26	857	782
5.625% due 06/15/43 (Ê)	1,566	1,594	The Southern Co.
5.200% due 03/15/44 (Ê)	675	658	Series B
5.700% due 09/15/48 (Ê)	480	465	5.500% due 03/15/57 (Ê)	875	872
Rackspace Hosting, Inc.			Townsquare Media, Inc.
8.625% due 11/15/24 (Þ)	554	521	Series 144a
Radiate HoldCo LLC / Radiate Finance,			6.500% due 04/01/23 (Þ)	1,070	984
Inc.			TPG Specialty Lending, Inc.
6.875% due 02/15/23 (Þ)	97	93	4.500% due 12/15/19	692	695
Radio One, Inc.			TransDigm, Inc.
7.375% due 04/15/22 (Þ)	3,275	3,210
RegionalCare Hospital Partners			Series WI
Holdings, Inc.			6.375% due 06/15/26	1,607	1,575
8.250% due 05/01/23 (Þ)	3,610	3,812	Trident Merger Sub, Inc.
Resolute Energy Corp.			6.625% due 11/01/25 (Þ)	1,920	1,795
8.500% due 05/01/20	1,520	1,520	Uniti Group LP
Resource Capital Corp.			7.125% due 12/15/24 (Þ)	2,920	2,592
4.500% due 08/15/22	380	387	US Bancorp
Rovi Corp.			Series I
0.500% due 03/01/20	570	541	5.125% due 12/29/49 (Ê)(ƒ)	472	477
RP Crown Parent LLC			USIS Merger Sub, Inc.
7.375% due 10/15/24 (Þ)	1,644	1,685	6.875% due 05/01/25 (Þ)	1,620	1,580
RWT Holdings, Inc.			Vector Group, Ltd.
5.625% due 11/15/19	1,256	1,268	1.750% due 04/15/20 (~)(Ê)	255	261
Sabine Pass Liquefaction LLC			VEREIT Operating Partnership, LP
Series WI			3.950% due 08/15/27	735	683
5.875% due 06/30/26	340	361	Vitamin Shoppe, Inc.
5.000% due 03/15/27	775	779	2.250% due 12/01/20	685	581
SBA Tower Trust			Vizient, Inc.
2.877% due 07/09/21 (Þ)	220	215	10.375% due 03/01/24 (Þ)	4,230	4,610
3.448% due 03/15/23 (Þ)	2,340	2,291	Voya Financial, Inc.
SEACOR Holdings, Inc.			5.650% due 05/15/53 (Ê)	790	778
3.000% due 11/15/28	1,656	1,590	Series A
SolarCity Corp.			6.125% due 12/31/99 (Ê)(ƒ)	260	258
1.625% due 11/01/19	249	235	Wells Fargo & Co.
Southern California Edison Co.			Series K
Series E			6.104% due 03/29/49 (Ê)(ƒ)	1,135	1,144
6.250% due 08/29/49 (Ê)(ƒ)	550	567	Series U
Sprint Communications, Inc.			5.875% due 12/31/49 (Ê)(ƒ)	351	362
6.000% due 11/15/22	97	98	Wells Fargo Capital X
SRS Distribution, Inc.			5.950% due 12/15/36	440	460
8.250% due 07/01/26 (Ñ)(Þ)	2,650	2,484	West Corp.
SunPower Corp.			Series 0005
4.000% due 01/15/23 (Þ)	268	219	8.500% due 10/15/25 (Þ)	2,610	2,356
			West Street Merger Sub, Inc.

See accompanying notes which are an integral part of the financial statements.

754 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.375% due 09/01/25 (Þ)	2,180	2,044	4.337% due 01/10/28	510	476
Western Asset Mortgage Capital Corp.			7.875% due 12/31/49 (Ê)(ƒ)	400	412
6.750% due 10/01/22	760	748	7.750% due 12/31/99 (Ê)(ƒ)	600	599
Whiting Petroleum Corp.			BBVA Bancomer SA
1.250% due 04/01/20	1,462	1,402	Series REGS
Wynn Las Vegas LLC / Wynn Las Vegas			6.500% due 03/10/21	695	716
Capital Corp.			Becton, Dickinson and Co.
4.250% due 05/30/23 (Þ)	275	261	3.020% due 05/24/25	370	480
5.250% due 05/15/27 (Þ)	97	88	1.900% due 12/15/26	675	760
		180,335	BHP Billiton Finance USA, Ltd.
Financial Services - 0.1%			6.250% due 10/19/75 (Ê)(Þ)	400	417
Encore Capital Group, Inc.			6.750% due 10/19/75 (Ê)(Þ)	1,550	1,678
2.875% due 03/15/21	664	581	BNP Paribas SA
Two Harbors Investment Corp.			6.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	202
6.250% due 01/15/22	444	452	7.625% due 12/29/49 (Ê)(ƒ)(Þ)	800	831
		1,033	7.195% due 12/31/49 (Ê)(ƒ)(Þ)	500	521
International Debt - 8.3%			Series 144a
Adani Ports and Special Economic Zone,			7.375% due 12/31/49 (Ê)(ƒ)(Þ)	300	308
Ltd.			CEMEX SAB de CV
Series REGS			3.720% due 03/15/20	1,017	999
3.500% due 07/29/20	430	424
3.950% due 01/19/22	500	489	Cooperatieve Rabobank UA
AI Mistral Luxembourg Subco Sarl Term			11.000% due 06/29/49 (Ê)(ƒ)(Þ)	800	837
Loan B			CRCC Yupeng, Ltd.
5.302% due 03/09/24 (~)(Ê)	968	961	3.950% due 02/28/49 (Ê)(ƒ)	1,195	1,191
AIA Group, Ltd.			Credit Agricole SA
3.900% due 04/06/28 (Þ)	1,365	1,325	8.125% due 12/31/49 (Ê)(ƒ)(Þ)	600	644
Albea Beauty Holdings SA Term Loan			Credit Suisse Group AG
5.195% due 04/22/24 (Ê)	358	356	7.125% due 12/29/49 (Ê)(ƒ)	400	406
Alibaba Group Holding, Ltd.			Series 144a
Series WI			7.500% due 12/31/99 (Ê)(ƒ)(Þ)	600	611
3.600% due 11/28/24	720	702	CSCEC Finance (Cayman) II Co.
Alpha 3 BV Term Loan B			2.700% due 06/14/21	505	489
5.386% due 01/31/24 (Ê)	445	444	Ctrip. com International, Ltd.
Aquarius + Investments PLC			1.250% due 09/15/22	590	570
6.375% due 09/01/24 (Ê)	400	406	Dai-ichi Life Insurance Co. , Ltd. (The)
Arterra Wines Canada, Inc. 1st Lien			7.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,650	1,780
Term Loan B1			4.000% due 12/31/49 (Ê)(ƒ)(Þ)	400	369
5.088% due 12/15/23 (Ê)	274	274	5.100% due 12/31/49 (Ê)(ƒ)(Þ)	1,100	1,099
AT Securities BV			Delta 2 (LUX ) Sarl Term Loan B
5.250% due 12/31/99 (Ê)(ƒ)	250	231	4.802% due 02/21/24 (Ê)	2,335	2,309
Ausgrid Finance Pty. , Ltd.			Diamond (BC) BV 1st Lien Term Loan
3.850% due 05/01/23 (Þ)	1,105	1,095	5.391% due 09/06/24 (Ê)	1	1
Baffinland Iron Corp.			5.527% due 09/06/24 (Ê)	405	399
8.750% due 07/15/26 (Þ)	2,450	2,467	DNB Bank ASA
Baidu, Inc.			6.500% due 09/22/22 (Ê)(ƒ)	600	599
3.875% due 09/29/23	600	592	Dorel Industries, Inc.
Banco Santander SA			5.500% due 11/30/19 (Þ)	569	555
3.800% due 02/23/28	200	178	Eastern Creation II Investment Holdings,
Bank of America Corp.			Ltd.
1.379% due 02/07/25 (Ê)	1,300	1,483	2.750% due 09/26/20	1,200	1,173
Bank of China (Hong Kong), Ltd.			Electricite de France SA
5.900% due 12/31/99 (Ê)(ƒ)(Þ)	600	598	5.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,150	1,107
Barclays Bank PLC			Emera, Inc.
5.140% due 10/14/20	300	307	Series 16-A
Barclays PLC			6.750% due 06/15/76 (Ê)	1,047	1,091

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 755

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Enbridge, Inc.			ION Trading Technologies Sarl 1st Lien
6.250% due 03/01/78 (Ê)	355	332	Term Loan B
			0.000% due 11/21/24 (Ê)(v)	1,560	1,549
Series 16-A			Kazakhstan Government International
6.000% due 01/15/77 (Ê)	565	528	Bond
ENEL Finance International NV			Series REGS
4.750% due 05/25/47 (Þ)	530	441	3.875% due 10/14/24	140	140
Enel SpA			La Mondiale SAM
8.750% due 09/24/73 (Ê)(Þ)	1,500	1,620	5.875% due 01/26/47 (Ê)	400	382
Eni SpA			4.800% due 01/18/48 (Ê)	400	342
Series X-R			LCM Ltd Partnership
4.000% due 09/12/23 (Þ)	570	558	Series 2018-18A Class ER
4.750% due 09/12/28 (Þ)	725	694	8.419% due 04/20/31 (Ê)(Þ)	500	498
Ensco Jersey Finance, Ltd.			Level 3 Financing, Inc. Term Loan B
3.000% due 01/31/24 (Ñ)	421	384	4.530% due 02/22/24 (Ê)	1,460	1,461
Evergreen Skills Lux Sarl 1st Lien Term			Link Finance Cayman 2009, Ltd.
Loan
7.052% due 04/28/21 (~)(Ê)	4,773	4,400	3.600% due 09/03/24	570	556
Evergreen Skills Lux Sarl 2nd Lien Term			Lions Gate Entertainment Corp. Term
Loan			Loan B
10.552% due 04/28/22 (Ê)	2,030	1,604	4.552% due 03/19/25 (~)(Ê)	746	743
Fly Leasing, Ltd.			Lloyds Banking Group PLC
Series 0005			7.500% due 04/30/49 (Ê)(ƒ)	400	404
5.250% due 10/15/24	293	278	7.500% due 12/31/99 (Ê)(ƒ)	500	503
Fukoku Mutual Life Insurance Co.			Marble Point CLO XII, Ltd.
6.500% due 09/29/49 (Ê)(ƒ)	1,050	1,117	Series 2018-1A Class E
Garda World Security Corp. Term Loan B			8.436% due 07/16/31 (Ê)(Þ)	700	701
			Maxar Technologies 1st Lien Term Loan
5.821% due 05/26/24 (Ê)	216	216	B
GFL Environmental, Inc.			5.148% due 10/04/24 (~)(Ê)	372	360
5.375% due 03/01/23 (Þ)	300	275	MEG Energy Corp.
GFL Environmental, Inc. 1st Lien Term			6.375% due 01/30/23 (Þ)	670	646
Loan B
0.000% due 05/30/25 (Ê)(v)	375	369	7.000% due 03/31/24 (Þ)	2,260	2,220
Ghana Government International Bond			Meiji Yasuda Life Insurance Co.
Series REGS			5.200% due 10/20/45 (Ê)(Þ)	400	400
7.875% due 08/07/23	25	25	5.100% due 04/26/48 (Ê)(Þ)	400	396
Guggenheim CLO LLC			Morgan Stanley
Series 2018-1A Class DR			Series GMTN
9.026% due 10/15/31 (Ê)(Š)(Þ)	789	781	2.625% due 03/09/27	1,300	1,639
			MPT Operating Partnership, LP / MPT
GVC Holdings PLC Term Loan B2			Finance Corp.
4.802% due 03/15/24 (Ê)	280	280	4.000% due 08/19/22	525	649
Hamilton Holdco, LLC Term Loan B			MTN (Mauritius) Investment, Ltd.
4.400% due 05/30/25 (Ê)	748	749	Series REGS
Hanwha Life Insurance Co. , Ltd.			5.373% due 02/13/22	955	917
4.700% due 04/23/48 (Ê)(Þ)	600	571	Nippon Life Insurance Co.
Horizon Pharma Investment, Ltd.			5.000% due 10/18/42 (Ê)(Þ)	1,305	1,318
2.500% due 03/15/22 (Þ)	195	190	4.700% due 01/20/46 (Ê)(Þ)	900	878
HSBC Capital Funding, LP			Northwest Acquisitions ULC / Dominion
10.176% due 12/29/49 (Ê)(ƒ)(Þ)	375	551	Finco, Inc.
HSBC Holdings PLC			7.125% due 11/01/22 (Þ)	1,150	1,158
6.875% due 12/31/49 (Ê)(ƒ)	800	829	Numericable Group SA Term Loan B12
6.250% due 12/31/99 (Ê)(ƒ)	500	486	5.967% due 01/05/26 (Ê)	498	485
ING Groep NV			Open Text Corp.
6.875% due 12/29/49 (Ê)(ƒ)	400	404	5.875% due 06/01/26 (Þ)	299	300
International Game Technology PLC			Open Text Corp. 1st Lien Term Loan B
6.250% due 01/15/27 (Þ)	80	79	4.052% due 05/30/25 (Ê)	373	374

See accompanying notes which are an integral part of the financial statements.

756 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ortho-Clinical Diagnostics SA 1st Lien			5.506% due 09/20/25 (Ê)	188	187
Term Loan B			Steele Creek CLO, Ltd.
5.544% due 06/01/25 (Ê)	343	342	Series 2018-1A Class E
Parq Holdings, LP Term Loan			8.186% due 04/15/31 (Ê)(Þ)	1,125	1,099
9.886% due 12/17/20 (Ê)	931	931	Sumitomo Life Insurance Co.
Petroleos Mexicanos			6.500% due 09/20/73 (Ê)(Ñ)(Þ)	800	856
Series WI			4.000% due 09/14/77 (Ê)(Þ)	400	367
6.750% due 09/21/47	210	181	Sun Hung Kai Properties, Ltd.
Phoenix Group Holdings			4.500% due 02/14/22	500	510
5.375% due 07/06/27	600	541	3.625% due 01/16/23	200	198
Pretium Resources, Inc.			Swedbank AB
2.250% due 03/15/22	350	311	6.000% due 12/29/49 (Ê)(ƒ)	400	391
Prudential PLC			Sydney Airport Finance Co. Pty, Ltd.
6.500% due 10/20/48 (Ê)	200	202	Series REGS
QBE Insurance Group, Ltd.			3.900% due 03/22/23	560	557
6.750% due 12/02/44 (Ê)	700	718	Syngenta Finance NV
5.875% due 06/17/46 (Ê)	406	398	4.441% due 04/24/23 (Þ)	725	713
Republic of South Africa Government
International Bond			5.676% due 04/24/48 (Þ)	235	201
5.875% due 05/30/22	355	362	Telecom Italia SpA
Royal Bank of Scotland Group PLC			5.303% due 05/30/24 (Þ)	670	631
7.648% due 09/30/49 (Ê)(ƒ)	560	699	Teva Pharmaceutical Finance
			Netherlands III BV
8.625% due 12/29/49 (Ê)(ƒ)	1,200	1,262	2.200% due 07/21/21	770	719
Sandvine Corp. 1st Lien Term Loan B			Titan Acquisition, Ltd.
10.000% due 09/21/22 (Ê)	659	659	7.750% due 04/15/26 (Þ)	2,960	2,465
0.000% due 11/02/25 (Ê)(v)	325	323	TransCanada Trust
SF Holding Investment, Ltd.			5.625% due 05/20/75 (Ê)	209	200
4.125% due 07/26/23	775	769	Series 16-A
SFR Group SA			5.875% due 08/15/76 (Ê)	1,278	1,258
6.250% due 05/15/24 (Þ)	224	215	Travelport Finance Luxembourg Sarl
Ship Finance International, Ltd.			Term Loan B
5.750% due 10/15/21	675	649	4.814% due 03/16/25 (Ê)	746	744
Sibanye Gold, Ltd.			Turkiye Sise ve Cam Fabrikalari AS
1.875% due 09/26/23	200	154	Series REGS
Sigma Holdco BV			4.250% due 05/09/20	730	703
7.875% due 05/15/26 (Þ)	1,280	1,178	UBS Group AG
Silver Standard Resources, Inc.			7.125% due 12/29/49 (Ê)(ƒ)	800	823
2.875% due 02/01/33 (Þ)	1,330	1,301	Valeant Pharmaceuticals International,
SK Telecom Co. , Ltd.			Inc.
3.750% due 04/16/23 (Þ)	595	588	6.500% due 03/15/22 (Þ)	126	130
Skandinaviska Enskilda Banken AB			7.000% due 03/15/24 (Þ)	94	98
5.750% due 11/29/49 (Ê)(ƒ)	200	199	5.500% due 11/01/25 (Þ)	98	96
			Valeant Pharmaceuticals International,
SMBC Aviation Capital			Inc. Term Loan B
4.125% due 07/15/23 (Þ)	450	448	5.274% due 05/17/25 (Ê)	736	736
Societe Generale SA			Venture XXIX CLO, Ltd.
7.375% due 12/29/49 (Ê)(ƒ)(Þ)	400	406	Series 2017-29A Class E
7.875% due 12/31/49 (Ê)(ƒ)(Þ)	200	201	8.593% due 09/15/30 (Ê)(Þ)	707	707
Solvay Acetow GMBH Term Loan			VIVAT NV
8.094% due 05/31/23 (Ê)	360	359	6.250% due 12/31/99 (Ê)(ƒ)	600	597
Sompo Japan Insurance, Inc.			Vodafone Group PLC
5.325% due 03/28/73 (Ê)(Þ)	1,400	1,435	6.250% due 10/03/78 (Ê)	600	586
Standard Chartered PLC			Want Want China Finance, Ltd.
7.500% due 12/29/49 (Ê)(ƒ)(Þ)	200	202	2.875% due 04/27/22	990	953
7.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	202	Weatherford International, Ltd. 1st Lien
Starfruit Finco BV Term Loan B			Term Loan
			3.725% due 07/13/20 (Ê)	338	327

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 757

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Woodside Finance, Ltd.			5.302% due 07/12/24 (Ê)	781	782
3.650% due 03/05/25 (Þ)	440	420	AssuredPartners, Inc. 1st Lien Term
3.700% due 09/15/26 (Þ)	600	564	Loan B
3.700% due 03/15/28 (Þ)	352	326	5.552% due 10/22/24 (Ê)	361	360
			Asurion LLC 2nd Lien Term Loan
		106,138	8.802% due 08/04/25 (Ê)	3,300	3,385
Loan Agreements - 11.5%
ABG Intermediate Holdings 2 LLC 1st			Asurion LLC Term Loan B4
Lien Term Loan B			5.302% due 08/04/22 (~)(Ê)	1,521	1,522
5.795% due 09/29/24 (Ê)	1,181	1,174	Asurion LLC Term Loan B6
ABG Intermediate Holdings 2 LLC 2nd			5.302% due 11/03/23 (Ê)	871	871
Lien Term Loan			Avaya, Inc. Term Loan B
10.045% due 09/29/25 (Ê)	392	393	6.530% due 12/15/24 (Ê)(•)	2,497	2,504
Advanced Integration Technology, LP 1st			Avolon LLC 1st Lien Term Loan B3
Lien Term Loan B1
7.220% due 04/03/23 (Ê)	375	375	4.280% due 01/15/25 (Ê)	1,733	1,727
			Bass Pro Group LLC 1st Lien Term
AgroFresh, Inc. Term Loan B			Loan B
7.052% due 07/31/21 (Ê)	742	737	0.000% due 12/16/23 (Ê)(v)	375	375
Alliant Holdings Intermediate, LLC			Berry Plastics Group, Inc. 1st Lien Term
Term Loan B2			Loan Q
8.250% due 08/01/23 (Þ)	4,310	4,454	4.277% due 10/01/22 (Ê)	1,910	1,908
Almonde, Inc. 2nd Lien Term Loan			Blount International, Inc. 1st Lien Term
9.636% due 04/28/25 (Ê)	103	101	Loan B
Alphabet Holding Company, Inc. 1st			6.052% due 04/12/23 (Ê)	363	367
Lien Term Loan			Boxer Parent Co. , Inc. 1st Lien Term
5.802% due 08/15/24 (Ê)	255	244	Loan B
Altice Financing SA 1st Lien Term Loan			6.648% due 06/28/25 (Ê)	1,500	1,504
5.040% due 01/05/26 (Ê)	1,084	1,056	Brave Parent Holdings, Inc. 1st Lien
Alvogen Group, Inc. 1st Lien Term			Term Loan
Loan B			6.386% due 04/17/25 (Ê)	375	376
7.050% due 04/02/22 (Ê)	744	746	Brickman Group, Ltd. 1st Lien Term
American Airlines, Inc. 1st Lien Term			Loan B
Loan B			4.813% due 08/10/25 (Ê)	384	384
4.045% due 06/27/25 (Ê)	365	357	C. H. Guenther & Son, Inc. Term Loan B
American Airlines, Inc. Term Loan B			5.052% due 03/22/25 (Ê)	374	373
4.295% due 04/28/23 (Ê)	1,082	1,073	Caesars Entertainment Operating Co.
Amneal Pharmaceuticals LLC 1st Lien			LLC 1st Lien Term Loan B
Term Loan B			4.302% due 10/06/24 (Ê)	744	740
5.813% due 05/04/25 (Ê)	374	376	Caesars Resort Collection, LLC 1st Lien
Anastasia Parent LLC 1st Lien Term			Term Loan B
Loan B			5.052% due 12/22/24 (Ê)	2,818	2,818
6.027% due 08/10/25 (Ê)	600	598	Canyon Valor Cos. , Inc. 1st Lien Term
Ancestry. com Operations, Inc. 1st Lien			Loan B
Term Loan B			5.136% due 06/16/23 (Ê)	344	344
5.550% due 10/19/23 (Ê)	541	542	Capital Automotive LP 1st Lien Term
AP Exhaust Acquisition LLC 1st Lien			Loan
Term Loan			4.810% due 03/24/24 (Ê)	175	175
7.319% due 05/10/24 (Ê)	721	656	CBS Radio Inc. 1st Lien Term Loan B
AP Gaming I LLC Term Loan			5.037% due 03/02/24 (Ê)	331	329
5.802% due 02/15/24 (Ê)	225	226	CH Hold Corp. 1st Lien Term Loan B
AppLovin Corp. 1st Lien Term Loan B			5.302% due 02/01/24 (Ê)	536	536
6.064% due 08/15/25 (Ê)	350	354	Change Healthcare Holdings LLC 1st
Aramark Services, Inc. 1st Lien Term			Lien Term Loan B
Loan B3			5.052% due 03/01/24 (Ê)	1,423	1,421
4.052% due 03/11/25 (Ê)	548	547	Charming Charlie, Inc. Term Loan A
Aretec Group, Inc. 1st Lien Term Loan			7.487% due 04/24/23 (Å)(Ê)	103	74
6.506% due 10/01/25 (Ê)	300	302	Charming Charlie, Inc. Term Loan B
Ascena Retail Group, Inc. Term Loan B			3.487% due 04/24/23 (Å)(Ê)	126	88
6.813% due 08/21/22 (Ê)	318	308	ClubCorp Holdings, Inc. 1st Lien Term
Ascend Learning LLC Term Loan B			Loan B

See accompanying notes which are an integral part of the financial statements.

758 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.136% due 09/18/24 (Ê)	471	463	5.780% due 07/31/25 (Ê)	1,000	996
Cogeco Communications (USA) II LP 1st			ECI Macola/Max Holding LLC 2nd Lien
Lien Term Loan B			Term Loan
4.677% due 08/11/24 (Ê)	728	725	10.386% due 09/29/25 (Ê)	183	182
Commercial Barge Line Co. Term Loan			ECI Macola/Max Holding LLC Term
B1			Loan B
11.052% due 11/12/20 (Ê)	776	588	6.636% due 09/27/24 (Ê)	361	364
Constellis Holdings LLC 1st Lien Term			Education Advisory Board 1st Lien Term
Loan			Loan
7.386% due 04/18/24 (Ê)	721	718	6.086% due 02/27/20 (Ê)	2	2
Constellis Holdings LLC 2nd Lien Term			6.195% due 02/27/20 (Ê)	2	2
Loan			6.408% due 02/27/20 (Ê)	324	320
11.386% due 04/21/25 (Ê)	247	241	Emerald US, Inc. Term Loan B1
Convergeone Holdings Corp. 1st Lien
Term Loan			6.386% due 05/09/21 (~)(Ê)	498	499
6.052% due 04/04/25 (Ê)	374	374	EnergySolutions, LLC 1st Lien Term
			Loan B
Cortes NP Acquisition Corp Term Loan B			6.136% due 05/11/25 (Ê)	748	752
6.313% due 11/30/23 (Ê)	824	814	Engineered Machinery Holdings, Inc.
Coty, Inc. 1st Lien Term Loan B			2nd Lien Term Loan
4.531% due 03/29/25 (Ê)	1,201	1,175	9.636% due 07/19/25 (Ê)	305	303
CPI Acquisition, Inc. Term Loan B			Envision Healthcare Corp. 1st Lien Term
7.020% due 08/17/22 (Ê)	882	574	Loan B
CPM Holdings, Inc. Term Loan B			6.052% due 10/11/25 (Ê)	450	440
5.802% due 04/10/22 (Ê)	744	747	Everi Payments, Inc. 1st Lien Term Loan
Crosby US Acquisition Corp. 1st Lien			Series 91D
Term Loan			5.302% due 05/09/24 (Ê)	541	542
5.282% due 11/22/20 (Ê)	358	353	EVO Payments International LLC 1st
Crown Finance, Inc. 1st Lien Term			Lien Term Loan B
Loan B			5.550% due 12/22/23 (Ê)	199	199
4.802% due 02/28/25 (Ê)	1,158	1,152	First Data Corp. Term Loan
CSC Holdings LLC 1st Lien Term Loan			4.287% due 07/10/22 (Ê)	1,354	1,349
4.530% due 07/17/25 (Ê)	1,692	1,686	Focus Financial Partners LLC 1st Lien
CT Technologies Intermediate Holdings,			Term Loan B2
Inc. 1st Lien Term Loan B			4.802% due 07/03/24 (Ê)	723	723
6.552% due 12/01/21 (Ê)	256	242	Fort Dearborn Company 1st Lien Term
CWGS Group LLC Term Loan			Loan
5.029% due 11/08/23 (Ê)	456	431	6.320% due 10/19/23 (Ê)	1	1
5.052% due 11/08/23 (Ê)	6	6	6.408% due 10/19/23 (Ê)	359	338
Delek US Holdings, Inc. 1st Lien Term			GGP, Inc. 1st Lien Term Loan B
Loan B			4.795% due 05/04/25 (~)(Ê)	344	338
4.552% due 03/30/25 (Ê)	498	497	GHX Ultimate Parent Corp. 1st Lien
Dexko Global, Inc. 2nd Lien Term Loan			Term Loan
10.636% due 07/24/25 (Ê)	1,650	1,671	5.636% due 07/13/24 (Ê)	721	721
Digicert Holdings, Inc. 1st Lien Term			Global Payments, Inc. 1st Lien Term
Loan			Loan B3
6.302% due 10/31/24 (Ê)	864	864	4.052% due 04/22/23 (Ê)	248	248
Digicert Holdings, Inc. 2nd Lien Term			Granite Acquisition, Inc. Term Loan B
Loan			5.896% due 12/17/21 (Ê)	347	347
10.302% due 10/31/25 (Ê)	300	299	Granite Acquisition, Inc. Term Loan C
12.250% due 10/31/25 (Ê)	75	74	5.886% due 12/17/21 (Ê)	14	14
DiversiTech Holdings, Inc. 1st Lien Term			Greeneden U. S. Holdings II LLC 1st
Loan B			Lien Term Loan B3
5.302% due 06/01/24 (Ê)	125	124	5.802% due 12/01/23 (Ê)	181	182
Dynacast International LLC 1st Lien			Grifols Worldwide Operations USA, Inc.
Term Loan B			1st Lien Term Loan B
5.636% due 01/28/22 (Ê)	385	384	4.467% due 01/31/25 (Ê)	372	372
Dynatrace LLC 1st Lien Term Loan			Gruden Holdings, Inc. 1st Lien Term
5.552% due 08/23/25 (Ê)	233	234	Loan
EagleView Technology Corp. 1st Lien			7.886% due 08/18/22 (Ê)	1,076	1,086
Term Loan B1

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 759

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GTT Communications, Inc. 1st Lien			9.886% due 12/15/24 (Ê)	1,457	1,472
Term Loan B			Match Group, Inc. 1st Lien Term Loan
5.050% due 05/31/25 (Ê)	1,637	1,614	B1
Gulf Finance LLC Term Loan B			4.780% due 11/16/22 (Ê)	538	541
7.640% due 08/25/23 (Ê)	402	329	MCC Iowa LLC 1st Lien Term Loan M
H. B. Fuller Co. 1st Lien Term Loan B			4.220% due 01/15/25 (Ê)	352	351
4.280% due 10/20/24 (Ê)	706	703	Metro-Goldwyn-Mayer, Inc. 1st Lien
Harbor Freight Tools USA, Inc. 1st Lien			Term Loan B
Term Loan			4.810% due 07/03/25 (Ê)	375	376
4.802% due 08/16/23 (Ê)	375	368	MH Sub I LLC 1st Lien Term Loan
HCA, Inc. Term Loan B10			6.030% due 09/15/24 (Ê)	1,082	1,085
4.302% due 03/07/25 (Ê)	1,993	2,001	MH Sub I LLC 2nd Lien Term Loan
Heartland Dental LLC 1st Lien Term			9.780% due 08/16/25 (Ê)	990	995
Loan			Microchip Technology, Inc. 1st Lien
3.750% due 04/30/25 (Ê)(•)	49	49	Term Loan
6.052% due 04/30/25 (Ê)	325	324	4.302% due 05/24/25 (Ê)	324	322
HGIM Corp. Term Loan			Midwest Physician Administrative
8.508% due 07/02/23 (~)(Ê)	711	715	Services LLC 1st Lien Term Loan
HLF Financing SARL LLC 1st Lien			5.052% due 08/15/24 (Ê)	714	708
Term Loan B			Midwest Physician Administrative
5.552% due 08/16/25 (Ê)	486	488	Services LLC 2nd Lien Term Loan
HS Purchaser LLC 1st Lien Term Loan			Series 182
6.052% due 03/29/25 (Ê)	266	267	9.280% due 08/11/25 (Ê)	367	367
			Mitchell International, Inc. 1st Lien
Hyland Software, Inc. 2018 Term Loan 3			Term Loan B
5.552% due 07/02/22 (Ê)	90	91	5.552% due 11/30/24 (Ê)	367	365
Hyland Software, Inc. 2nd Lien Term			Mitchell International, Inc. 2nd Lien
Loan			Term Loan
9.302% due 05/23/25 (Ê)	375	376	9.545% due 11/20/25 (Ê)	500	501
I-Logic Technologies Bidco, Ltd. Term			MLN US Holdco LLC 1st Lien Term
Loan			Loan
5.641% due 12/21/24 (Ê)	585	585	0.000% due 07/13/25 (Ê)(v)	740	744
Impala Private Holdings II LLC 1st Lien			NAI Entertainment Holdings LLC 1st
Term Loan			Lien Term Loan B
6.310% due 11/10/24 (Ê)	346	346	4.810% due 04/23/25 (Ê)	750	748
INEOS US Finance LLC 1st Lien Term			Navistar International Corp. 1st Lien
Loan B			Term Loan B
4.302% due 03/31/24 (Ê)	725	723	5.780% due 11/06/24 (Ê)	496	497
Inovalon Holdings, Inc. Term Loan B			NN, Inc. 1st Lien Term Loan B
5.813% due 04/02/25 (Ê)	1,496	1,488	6.052% due 10/19/22 (Ê)	375	375
Intrawest Resorts Holdings, Inc. 1st Lien			NN, Inc. Term Loan
Term Loan B1
5.302% due 06/29/24 (Ê)	725	725	5.552% due 04/03/21 (Ê)	137	137
			North American Lifting Holdings, Inc.
Jason, Inc. 1st Lien Term Loan			1st Lien Term Loan
6.886% due 06/30/21 (Ê)	292	290	6.886% due 11/27/20 (Ê)	704	669
KUEHG Corp. 2nd Lien Term Loan			NPC International, Inc. 1st Lien Term
10.636% due 08/18/25 (Ê)	240	243	Loan
Lamar Media Corp. 1st Lien Term Loan			5.802% due 04/20/24 (Ê)	360	362
B			On Assignment, Inc. 1st Lien Term Loan
4.063% due 03/16/25 (Ê)	225	225	B4
Las Vegas Sands LLC Term Loan			4.302% due 02/21/25 (~)(Ê)	718	719
4.052% due 03/27/25 (Ê)	871	867	One Call Corp. 1st Lien Term Loan B1
LifeScan Global Corp. 1st Lien Term			7.530% due 11/27/22 (Ê)	2,499	2,346
Loan			Optiv, Inc. 1st Lien Term Loan
8.396% due 05/23/25 (~)(Ê)	500	488	5.552% due 02/01/24 (Ê)	854	827
Limetree Bay Terminals LLC Term Loan			Oryx Southern Delaware Holdings LLC
B			1st Lien Term Loan B
6.302% due 02/10/24 (Ê)	144	140	5.552% due 02/28/25 (Ê)	871	858
Masergy Communications, Inc. 2nd Lien			Parfums Holding Co. , Inc. 2nd Lien
Term Loan			Term Loan

See accompanying notes which are an integral part of the financial statements.

760 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
11.060% due 06/30/25 (Ê)	1,610	1,626	Seadrill Operating, LP
Patterson Co. 2nd Lien Term Loan			0.000% due 02/21/21 (Ê)(v)	750	694
11.027% due 08/28/23 (Å)(Ê)	590	555	SeaWorld Parks & Entertainment Term
Peak 10, Inc. 2nd Lien Term Loan			Loan B
9.593% due 10/12/47 (Ê)	560	548	5.302% due 03/31/24 (Ê)	1,828	1,822
Penn National Gaming, Inc. 1st Lien			Serta Simmons Bedding, LLC 1st Lien
Term Loan B			Term Loan
4.581% due 08/14/25 (Ê)	375	376	5.774% due 11/08/23 (Ê)	585	526
Plantronics, Inc. 1st Lien Term Loan			5.777% due 11/08/23 (Ê)	164	148
			Serta Simmons Bedding, LLC 2nd Lien
4.802% due 07/02/25 (Ê)	375	374	Term Loan
Post Holdings, Inc. Incremental Term			10.277% due 11/08/24 (Ê)	375	290
Loan B
4.290% due 05/24/24 (Ê)	217	217	Sesac Holdco II LLC 1st Lien Term Loan
Pre-Paid Legal Services, Inc. 1st Lien			5.302% due 02/13/24 (Ê)	180	180
Term Loan			Sesac Holdco II LLC 2nd Lien Term
5.552% due 04/13/25 (Ê)	344	345	Loan
Project Alpha Intermediate Holding, Inc.			9.552% due 02/24/25 (Ê)	375	370
1st Lien Term Loan B			Shutterfly, Inc. Term Loan B
5.940% due 04/26/24 (Ê)	781	777	5.060% due 08/17/24 (Ê)	374	374
Prowler Acquisition Corp. 1St Lien Term			SonicWALL US Holdings, Inc. 1st Lien
Loan			Term Loan
6.794% due 01/28/20 (Ê)	367	363	5.822% due 05/16/25 (Ê)	1,333	1,334
Quest Software US Holdings, Inc. 1st			SonicWALL US Holdings, Inc. 2nd Lien
Lien Term Loan			Term Loan
6.777% due 05/17/25 (Ê)	1,200	1,203	9.822% due 05/18/26 (Ê)	300	298
Quintiles IMS, Inc. 1st Lien Term Loan			Southcross Energy Partners LP 1st Lien
B2			Term Loan B
4.386% due 01/18/25 (Ê)	361	361	6.636% due 08/04/21 (Ê)	124	110
Rackspace Hosting, Inc. 1st Lien Term			Southwire Co. LLC 1st Lien Term Loan B
Loan			4.290% due 05/15/25 (Ê)	424	424
5.348% due 11/03/23 (Ê)	3,272	3,170	Stars Group Holdings BV Term Loan
Radiate Holdco LLC 1st Lien Term
Loan B			5.886% due 07/10/25 (Ê)	749	752
5.302% due 02/01/24 (Ê)	992	984	Station Casinos LLC 1st Lien Term
			Loan B
Radio One, Inc. 1st Lien Term Loan B			4.810% due 06/08/23 (Ê)	272	271
6.310% due 04/05/23 (Ê)	1,969	1,924	Steak n Shake Operations, Inc. Term
Red Ventures LLC 1st Lien Term Loan B			Loan B1
6.302% due 11/08/24 (Ê)	746	749	6.060% due 03/19/21 (Ê)	490	407
Red Ventures LLC 2nd Lien Term Loan			SuperMoose Borrower LLC 1st Lien
10.302% due 11/08/25 (Ê)	162	165	Term Loan
Refinitiv US Holdings, Inc. 1st Lien			6.052% due 08/15/25 (Ê)	667	668
Term Loan B			Tempo Acquisition LLC Term Loan B
6.052% due 10/01/25 (Ê)	625	618	5.302% due 05/01/24 (Ê)	360	360
Research Now Group, Inc. 1st Lien Term			Tenneco, Inc. 1st Lien Term Loan B
Loan			5.052% due 10/01/25 (Ê)	640	638
7.802% due 12/20/24 (Ê)	374	375	TerraForm AP Acquisition Holdings LLC
Rexnord LLC 1st Lien Term Loan B			Term Loan B
4.295% due 08/21/24 (Ê)	183	183	6.636% due 06/26/22 (Ê)	939	948
Reynolds Group Holdings, Inc. 1st Lien			TKC Holdings, Inc. 1st Lien Term Loan
Term Loan B			6.060% due 02/01/23 (Ê)	360	359
5.052% due 02/05/23 (Ê)	2,056	2,056	TKC Holdings, Inc. 2nd Lien Term Loan
RHP Hotel Properties, LP Term Loan B			10.031% due 02/01/24 (Ê)	188	187
4.440% due 05/11/24 (Ê)	360	359	TMS International Corp. 1st Lien Term
Schenectady International Group, Inc.			Loan B2
1st Lien Term Loan			5.052% due 08/14/24 (Ê)	526	525
7.186% due 08/10/25 (Ê)	375	372	5.277% due 08/14/24 (Ê)	136	136
Scientific Games International, Inc. 1st
Lien Term Loan B5			Trader Corp. Term Loan B
5.044% due 08/14/24 (Ê)	1,359	1,345	5.295% due 09/28/23 (Ê)	669	667
5.052% due 08/14/24 (Ê)	324	321	TransDigm, Inc. Term Loan

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 761

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.802% due 06/09/23 (Ê)	717	713	Mortgage-Backed Securities - 13.1%
TruGreen, LP Term Loan			Blackstone Mortgage Trust, Inc.
6.287% due 04/13/23 (Ê)	1,434	1,439	4.375% due 05/05/22	731	719
U. S. Renal Care, Inc. 1st Lien Term Loan			Fannie Mae
6.636% due 12/31/22 (~)(Ê)	3,022	2,924	30 Year TBA(Ï)
U. S. Renal Care, Inc. 2nd Lien Term			4.000%	18,000	18,822
Loan			Series 2018-54 Class IO
10.386% due 11/16/23 (Ê)	2,850	2,729	Interest Only STRIP
U. S. Silica Co. , Inc. 1st Lien Term Loan			5.500% due 08/25/48	1,393	316
B
6.313% due 05/01/25 (Ê)	374	337	Fannie Mae REMICS
Uber Technologies, Inc. 1st Lien Term			Series 2010-35 Class SG
Loan			Interest Only STRIP
6.281% due 03/22/25 (Ê)	419	419	5.418% due 04/25/40 (Ê)	595	94
UFC Holdings LLC 1st Lien Term Loan			Series 2010-99 Class NI
5.560% due 08/18/23 (Ê)	1,431	1,438	Interest Only STRIP
United Airlines, Inc. Term Loan B			6.000% due 09/25/40	3,016	698
4.052% due 04/01/24 (Ê)	539	538	Series 2010-140 Class GS
United Rentals, Inc. Term Loan B			Interest Only STRIP
0.000% due 10/01/25 (Ê)(v)	188	188	5.229% due 07/25/39 (Ê)	1,979	173
UPC Financing Partnership 1st Lien			Series 2011-59 Class BI
Term Loan AR			Interest Only STRIP
4.780% due 01/15/26 (Ê)	456	454	6.000% due 08/25/40	1,570	81
USI, Inc. Term Loan B			Series 2011-98 Class AI
5.386% due 05/16/24 (Ê)	723	718
UTEX Industries, Inc. 1st Lien Term			Interest Only STRIP
Loan B			3.500% due 11/25/37	2,468	118
6.302% due 05/22/21 (~)(Ê)	1,975	1,930	Series 2011-101 Class SA
Vantiv LLC Term Loan B4			Interest Only STRIP
4.030% due 08/20/24 (Ê)	1,721	1,716	5.129% due 10/25/41 (Ê)	2,755	351
Varsity Brands Holding Co. , Inc. 1st Lien			Series 2011-134 Class SP
Term Loan			Interest Only STRIP
5.802% due 12/07/24 (Ê)	362	362	3.909% due 02/25/41 (Ê)	6,590	654
Verdesian Life Sciences LLC Term Loan			Series 2012-36 Class SN
7.527% due 07/01/20 (Ê)	1,118	1,057	Interest Only STRIP
VeriFone Systems, Inc. 1st Lien Term			5.672% due 04/25/42 (Ê)	1,235	181
Loan
6.322% due 08/20/25 (Ê)	240	240	Series 2012-49 Class QI
			Interest Only STRIP
Verscend Holding Corp. Term Loan			4.500% due 12/25/40	2,722	420
6.802% due 08/09/24 (Ê)	2,440	2,457
Vertafore, Inc. 1st Lien Term Loan B			Series 2012-62 Class MI
			Interest Only STRIP
0.000% due 07/02/25 (Ê)(v)	750	747	4.000% due 03/25/41	1,170	160
W3 Co. Term Loan B
8.295% due 03/08/22 (Ê)	490	490	Series 2012-103 Class SD
			Interest Only STRIP
8.366% due 03/08/22 (Ê)	5	5	4.813% due 09/25/42 (Ê)	1,628	270
Web. com Group, Inc. Term Loan B
0.000% due 09/14/25 (Ê)(v)	750	748	Series 2012-104 Class QI
Weight Watchers International, Inc. 1st			Interest Only STRIP
Lien Term Loan B			4.500% due 05/25/42	2,489	483
7.150% due 11/29/24 (Ê)	316	318	Series 2012-116 Class SA
William Morris Endeavor Entertainment			Interest Only STRIP
LLC 1st Lien Term Loan B			5.109% due 10/25/42 (Ê)	2,202	414
5.150% due 05/18/25 (Ê)	2	2	Series 2012-4016 Class SC
5.280% due 05/18/25 (Ê)	746	745	Interest Only STRIP
Wyndham Hotels & Resorts, Inc. 1st			4.427% due 03/15/42 (Ê)	1,946	290
Lien Term Loan B
4.052% due 05/30/25 (Ê)	525	524	Series 2013-27 Class PI
			Interest Only STRIP
		146,240	3.000% due 12/25/41	3,364	237

See accompanying notes which are an integral part of the financial statements.

762 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-35 Class PI			Series 2016-83 Class BS
Interest Only STRIP			Interest Only STRIP
3.000% due 02/25/42	1,676	121	4.009% due 11/25/46 (Ê)	11,424	1,445
Series 2013-41 Class SP			Series 2016-95 Class BI
Interest Only STRIP			Interest Only STRIP
5.422% due 06/25/40 (Ê)	777	50	4.500% due 07/25/40	1,945	379
Series 2013-48 Class BI			Series 2016-97 Class KI
Interest Only STRIP			Interest Only STRIP
5.000% due 05/25/28	6,779	651	3.000% due 06/25/40	2,510	270
Series 2013-57 Class IQ			Series 2016-101 Class QI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/41	1,315	152	3.500% due 04/25/42	1,467	202
Series 2013-90 Class SD			Series 2016-102 Class JI
Interest Only STRIP			Interest Only STRIP
5.829% due 09/25/43 (Ê)	1,364	211	3.500% due 02/25/46	2,313	400
Series 2013-107 Class SB			Series 2016-104 Class NI
Interest Only STRIP			Interest Only STRIP
3.669% due 02/25/43 (Ê)	1,919	300	5.000% due 04/25/38	233	2
Series 2014-35 Class CS			Series 2017-2 Class KI
Interest Only STRIP			Interest Only STRIP
4.059% due 06/25/44 (Ê)	5,822	711	4.000% due 02/25/47	2,305	474
Series 2015-34 Class QI			Series 2017-7 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/45	1,198	253	4.000% due 02/25/47	1,907	374
Series 2015-55 Class IN			Series 2017-8 Class SB
Interest Only STRIP			Interest Only STRIP
4.500% due 08/25/45	1,118	222	4.009% due 02/25/47 (Ê)	10,764	1,352
Series 2015-66 Class AS			Series 2017-15 Class LI
Interest Only STRIP			Interest Only STRIP
4.159% due 09/25/45 (Ê)	3,330	395	4.000% due 06/25/46	1,691	325
Series 2015-68 Class DI			Series 2017-48 Class LI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/25/45	5,250	1,145	4.000% due 05/25/47	997	201
Series 2015-69 Class IO			Series 2017-74 Class JI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	2,660	554	4.000% due 10/25/47	1,455	306
Series 2015-84 Class PI			Series 2017-75 Class NI
Interest Only STRIP			Interest Only STRIP
5.500% due 08/25/33	2,641	550	5.000% due 11/25/46	1,708	365
Series 2016-24 Class CI			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/46	1,534	285	3.500% due 10/25/47	2,908	585
Series 2016-50 Class SM			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
4.009% due 08/25/46 (Ê)	7,751	938	4.129% due 01/25/48 (Ê)	3,091	442
Series 2016-59 Class PI			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 09/25/46	3,036	625	5.000% due 01/25/38	827	135
Series 2016-61 Class BS			Series 2017-4656 Class AI
Interest Only STRIP			Interest Only STRIP
5.613% due 09/25/46 (Ê)	5,033	603	3.000% due 09/15/37	3,385	289
Series 2016-65 Class CS			Series 2017-4662 Class CI
Interest Only STRIP			Interest Only STRIP
3.819% due 09/25/46 (Ê)	3,084	389	3.500% due 01/15/42	2,385	300

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 763

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-1 Class AI			Series 2012-4074 Class KS
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	5,620	1,375	5.788% due 02/15/41 (Ê)	807	110
Series 2018-1 Class JI			Series 2012-4077 Class IK
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	766	164	5.000% due 07/15/42	1,386	331
Series 2018-14 Class KI			Series 2012-4099 Class BI
Interest Only STRIP			Interest Only STRIP
6.000% due 03/25/48	3,944	953	3.500% due 06/15/39	1,689	183
Series 2018-36 Class SD			Series 2012-4127 Class PI
Interest Only STRIP			Interest Only STRIP
4.159% due 06/25/48 (Ê)	10,147	1,326	4.500% due 07/15/42	1,460	311
Series 2018-47 Class SA			Series 2013-4182 Class PI
Interest Only STRIP			Interest Only STRIP
4.210% due 07/25/48 (Ê)	4,437	580	3.000% due 12/15/41	4,280	304
Series 2018-65 Class SD			Series 2013-4265 Class SD
Interest Only STRIP			Interest Only STRIP
3.919% due 09/25/48 (Ê)	1,672	290	4.513% due 01/15/35 (Ê)	3,694	469
Fannie Mae Strips			Series 2013-4267 Class CS
Series 2009-397 Class 2			Interest Only STRIP
Interest Only STRIP			4.816% due 05/15/39 (Ê)	1,726	118
5.000% due 09/25/39	2,182	454	Series 2014-4299 Class JI
Series 2010-404 Class 2			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/43	1,054	205
4.500% due 05/25/40	1,723	381	Series 2014-4386 Class IL
Freddie Mac			Interest Only STRIP
Series 2011-3919 Class SA			4.000% due 12/15/43	1,674	325
Interest Only STRIP			Series 2014-4386 Class LI
4.941% due 09/15/41 (Ê)	4,870	697	Interest Only STRIP
Series 2017-4749 Class IP			4.000% due 02/15/43	1,675	253
Interest Only STRIP			Series 2014-4403 Class CI
4.000% due 02/15/47	6,967	1,293	Interest Only STRIP
Freddie Mac REMICS			4.000% due 10/15/44	1,206	228
Series 2010-109 Class IM			Series 2015-4425 Class IO
Interest Only STRIP			Interest Only STRIP
5.500% due 09/25/40	5,593	1,147	4.000% due 01/15/45	1,521	340
Series 2010-3714 Class KI			Series 2015-4451 Class CI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/15/39	443	53	7.000% due 03/15/45	1,608	419
Series 2011-3852 Class SC			Series 2015-4452 Class QI
Interest Only STRIP			Interest Only STRIP
4.371% due 04/15/40 (Ê)	1,699	187	4.000% due 11/15/44	1,358	355
Series 2011-3904 Class NI			Series 2015-4510 Class HI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/15/26	2,056	179	3.000% due 03/15/40	3,598	354
Series 2012-3981 Class WS			Series 2016-4550 Class AI
Interest Only STRIP			Interest Only STRIP
5.323% due 05/15/41 (Ê)	1,623	208	3.000% due 10/15/40	2,332	307
Series 2012-3984 Class DS			Series 2016-4560 Class IO
Interest Only STRIP			Interest Only STRIP
4.961% due 01/15/42 (Ê)	2,074	262	5.804% due 05/15/39 (~)(Ê)	1,633	337
Series 2012-4033 Class SC			Series 2016-4560 Class PI
Interest Only STRIP			Interest Only STRIP
5.316% due 10/15/36 (Ê)	1,829	142	3.500% due 05/15/45	1,731	276

See accompanying notes which are an integral part of the financial statements.

764 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-4568 Class MI			Series 2014-324 Class C21
Interest Only STRIP			Interest Only STRIP
4.000% due 04/15/46	1,496	303	6.000% due 06/15/39	2,858	685
Series 2016-4585 Class QI			Ginnie Mae
Interest Only STRIP			Series 2009-121 Class DI
3.500% due 04/15/46	3,098	558	Interest Only STRIP
Series 2016-4591 Class QI			4.500% due 12/16/39	896	191
Interest Only STRIP			Series 2009-121 Class UI
3.500% due 04/15/46	1,125	192	Interest Only STRIP
Series 2016-4601 Class PI			5.000% due 12/20/39	1,141	285
Interest Only STRIP			Series 2010-9 Class UI
4.500% due 12/15/45	1,233	274	Interest Only STRIP
Series 2016-4604 Class QI			5.000% due 01/20/40	11,816	2,719
Interest Only STRIP			Series 2010-14 Class BV
3.500% due 07/15/46	2,124	344	Interest Only STRIP
Series 2016-4629 Class GI			4.691% due 02/16/40 (Ê)	6,427	761
Interest Only STRIP			Series 2010-35 Class QI
3.500% due 11/15/45	1,565	242	Interest Only STRIP
Series 2016-4635 Class PI			4.500% due 03/20/40	1,550	327
Interest Only STRIP			Series 2010-62 Class SD
4.000% due 12/15/46	1,907	355	Interest Only STRIP
Series 2017-4658 Class CI			5.512% due 05/20/40 (Ê)	616	90
Interest Only STRIP			Series 2010-134 Class ES
3.500% due 07/15/40	1,095	134	Interest Only STRIP
Series 2017-4663 Class KI			5.022% due 11/20/39 (Ê)	1,328	104
Interest Only STRIP			Series 2010-H19 Class BI
3.500% due 11/15/42	1,939	252	Interest Only STRIP
Series 2017-4663 Class PI			1.460% due 08/20/60 (~)(Ê)	3,601	218
Interest Only STRIP			Series 2010-H20 Class IF
4.000% due 03/15/47	1,230	248	Interest Only STRIP
Series 2017-4663 Class TI			1.401% due 10/20/60 (~)(Ê)	1,537	80
Interest Only STRIP			Series 2010-H22 Class CI
3.500% due 10/15/42	1,206	168	Interest Only STRIP
Series 2017-4666 Class AI			2.365% due 10/20/60 (~)(Ê)	4,227	208
Interest Only STRIP			Series 2011-17 Class S
3.000% due 09/15/35	2,368	180	Interest Only STRIP
Series 2017-4697 Class YI			5.072% due 02/20/41 (Ê)	4,021	540
Interest Only STRIP			Series 2011-22 Class PS
3.500% due 07/15/47	1,178	234	Interest Only STRIP
Series 2017-4707 Class AI			5.022% due 07/20/40 (Ê)	1,186	89
Interest Only STRIP			Series 2011-148 Class SN
4.000% due 07/15/47	2,008	387	Interest Only STRIP
Series 2017-4731 Class QS			5.462% due 11/16/41 (Ê)	1,211	206
Interest Only STRIP			Series 2012-136 Class BI
4.613% due 11/15/47 (Ê)	2,228	363	Interest Only STRIP
Series 2018-4760 Class IG			3.500% due 11/20/42	2,336	485
Interest Only STRIP			Series 2012-H23 Class WI
5.000% due 02/15/48	1,416	302	Interest Only STRIP
Series 2018-4801 Class IG			1.568% due 10/20/62 (~)(Ê)	3,027	140
Interest Only STRIP			Series 2013-62 Class I
3.000% due 06/15/48	2,229	431	Interest Only STRIP
Series 2018-4813 Class IO			3.500% due 04/20/43	3,002	526
Interest Only STRIP			Series 2013-104 Class YS
5.500% due 08/15/48	2,509	635	Interest Only STRIP
Freddie Mac Strips			4.916% due 07/16/43 (Ê)	3,634	434

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 765

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-182 Class SY			Series 2016-29 Class IO
Interest Only STRIP			Interest Only STRIP
5.319% due 12/20/43 (Ê)	1,157	188	4.000% due 02/16/46	1,598	367
Series 2013-H14 Class XI			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)	2,532	125	5.000% due 02/20/46	2,059	469
Series 2013-H24 Class AI			Series 2016-77 Class SL
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	2,322	98	5.157% due 03/20/43 (Ê)	1,837	189
Series 2014-5 Class LS			Series 2016-111 Class IP
Interest Only STRIP			Interest Only STRIP
5.241% due 06/16/43 (Ê)	6,924	1,144	3.500% due 08/20/46	1,770	241
Series 2014-58 Class SA			Series 2016-123 Class LI
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	1,214	159	3.500% due 03/20/44	3,960	511
Series 2014-98 Class AI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	1,585	171	3.000% due 01/20/43	1,893	213
Series 2014-H09 Class AI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	8,281	384	5.000% due 11/20/46	2,147	457
Series 2014-H13 Class BI			Series 2016-161 Class GI
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)	11,665	622	5.000% due 11/16/46	3,088	681
Series 2014-H18 Class CI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
1.549% due 09/20/64 (~)(Ê)(Š)	4,057	312	5.219% due 04/20/38 (Ê)	1,435	42
Series 2014-H25 Class BI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)	4,675	363	1.875% due 02/20/66 (~)(Ê)(Š)	1,173	84
Series 2015-99 Class DI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
6.000% due 07/20/45	3,619	927	2.068% due 02/20/66 (~)(Ê)	2,452	214
Series 2015-106 Class CI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,446	261	2.030% due 04/20/66 (~)(Ê)(Š)	3,635	391
Series 2015-131 Class BI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/41	1,629	221	1.999% due 07/20/66 (~)(Ê)	5,094	557
Series 2015-133 Class MI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
3.000% due 05/20/44	1,955	273	1.838% due 10/20/66 (~)(Ê)	2,096	196
Series 2015-167 Class BI			Series 2016-H24 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,644	396	2.351% due 11/20/66 (~)(Ê)(Š)	6,988	849
Series 2015-H04 Class AI			Series 2016-H24 Class DI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,855	229	2.209% due 11/20/66 (~)(Ê)	2,448	331
Series 2015-H22 Class HI			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,455	339	4.000% due 12/20/46	1,587	294
Series 2015-H29 Class HI			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	2,535	215	3.500% due 09/20/43	1,988	295

See accompanying notes which are an integral part of the financial statements.

766 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-26 Class EI			Series 2017-H04 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	2,640	477	2.370% due 02/20/67 (~)(Ê)	10,637	1,336
Series 2017-26 Class IM			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	4,354	1,027	2.403% due 02/20/67 (~)(Ê)	7,353	941
Series 2017-42 Class IC			Series 2017-H05 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	772	163	2.525% due 01/20/67 (~)(Ê)(Š)	8,723	1,080
Series 2017-52 Class DI			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
5.500% due 04/20/47	1,089	238	1.565% due 02/20/67 (~)(Ê)	7,572	600
Series 2017-68 Class CI			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/16/47	2,112	511	2.377% due 02/20/67 (~)(Ê)	5,367	832
Series 2017-68 Class IL			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,198	380	2.236% due 02/20/67 (~)(Ê)	4,152	517
Series 2017-87 Class IO			Series 2017-H08 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/46	1,810	292	2.313% due 02/20/67 (~)(Ê)	1,529	231
Series 2017-99 Class AI			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	2,998	622	1.823% due 03/20/67 (~)(Ê)	6,751	802
Series 2017-113 Class IE			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
5.500% due 07/20/47	2,233	550	1.774% due 04/20/67 (~)(Ê)	8,122	807
Series 2017-130 Class IB			Series 2017-H13 Class QI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	1,442	274	2.094% due 06/20/67 (~)(Ê)(Š)	11,274	1,339
Series 2017-132 Class IA			Series 2017-H14 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	1,504	331	1.552% due 06/20/67 (~)(Ê)	1,638	124
Series 2017-136 Class GI			Series 2017-H14 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	3,646	621	2.140% due 06/20/67 (~)(Ê)	2,410	361
Series 2017-165 Class IM			Series 2017-H15 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/47	964	200	1.637% due 06/20/67 (~)(Ê)	5,903	442
Series 2017-179 Class WI			Series 2017-H16 Class FI
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/47	629	147	2.290% due 08/20/67 (~)(Ê)(Š)	10,562	1,226
Series 2017-H01 Class AI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	10,522	1,131	1.632% due 08/20/67 (~)(Ê)	3,844	362
Series 2017-H02 Class BI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)	1,590	199	1.800% due 08/20/67 (~)(Ê)	5,583	565
Series 2017-H03 Class AI			Series 2017-H16 Class IG
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	8,419	1,117	1.635% due 07/20/67 (~)(Ê)	5,640	538
Series 2017-H03 Class DI			Series 2017-H16 Class IH
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	7,653	1,004	1.695% due 07/20/67 (~)(Ê)	13,648	1,225

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 767

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H16 Class IO			Series 2018-H04 Class GI
Interest Only STRIP			Interest Only STRIP
2.065% due 08/20/67 (~)(Ê)	3,827	495	1.778% due 02/20/68 (~)(Ê)	5,538	450
Series 2017-H16 Class JI			Series 2018-H04 Class IO
Interest Only STRIP			Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)	3,791	560	1.731% due 02/20/68 (~)(Ê)	2,259	321
Series 2017-H18 Class CI			Series 2018-H05 Class ID
Interest Only STRIP			Interest Only STRIP
2.203% due 09/20/67 (~)(Ê)	1,638	252	1.865% due 03/20/68 (~)(Ê)	2,797	389
Series 2017-H19 Class MI			Series 2018-H06 Class KI
Interest Only STRIP			Interest Only STRIP
2.007% due 04/20/67 (~)(Ê)	5,052	568	1.608% due 04/20/68 (~)(Ê)	3,185	432
Series 2017-H20 Class HI			Ginnie Mae II
Interest Only STRIP			30 Year TBA(Ï)
2.067% due 10/20/67 (~)(Ê)	3,559	505	4.000%	1,000	1,006
Series 2017-H22 Class GI			4.500%	3,000	3,074
Interest Only STRIP			Ginnie Mae REMICS
2.032% due 10/20/67 (~)(Ê)	7,408	1,019	Class AI
Series 2017-H22 Class KI			Interest Only STRIP
Interest Only STRIP			3.500% due 01/20/39	1,648	143
2.042% due 11/20/67 (~)(Ê)	2,430	312	Class IA
Series 2017-H23 Class KI			Interest Only STRIP
Interest Only STRIP			4.000% due 01/16/43	1,161	192
1.641% due 11/20/67 (~)(Ê)	13,554	1,082	Series 2010-3 Class MS
Series 2018-18 Class HS			Interest Only STRIP
Interest Only STRIP			6.018% due 11/20/38 (Ê)	781	26
1.667% due 02/20/48 (Ê)	20,151	547	Series 2011-135 Class DI
Series 2018-21 Class IN			Interest Only STRIP
Interest Only STRIP			5.000% due 04/16/40	2,282	556
5.000% due 02/20/48	5,313	1,182	Series 2012-129 Class IO
Series 2018-H01 Class AI			Interest Only STRIP
Interest Only STRIP			4.500% due 11/16/42	485	121
2.086% due 01/20/68 (~)(Ê)	1,741	246	Series 2012-H06 Class AI
Series 2018-H01 Class CI			Interest Only STRIP
Interest Only STRIP			1.361% due 01/20/62 (~)(Ê)	8,533	362
1.652% due 01/20/68 (~)(Ê)	3,569	358	Series 2012-H10 Class AI
Series 2018-H01 Class KI			Interest Only STRIP
Interest Only STRIP			1.219% due 12/20/61 (~)(Ê)	8,566	313
1.711% due 01/20/68 (~)(Ê)	7,337	801	Series 2012-H10 Class SI
Series 2018-H02 Class AI			Interest Only STRIP
Interest Only STRIP			1.364% due 12/20/61 (~)(Ê)	7,839	554
1.810% due 01/20/68 (~)(Ê)	3,318	460	Series 2013-23 Class IK
Series 2018-H02 Class KI			Interest Only STRIP
Interest Only STRIP			3.000% due 09/20/37	1,959	178
1.764% due 02/20/68 (~)(Ê)	6,511	641	Series 2013-67 Class IP
Series 2018-H02 Class NI			Interest Only STRIP
Interest Only STRIP			4.000% due 04/16/43	4,490	911
1.651% due 02/20/68 (~)(Ê)(Š)	6,912	881	Series 2013-76 Class IO
Series 2018-H02 Class PI			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/43	557	98
2.033% due 02/20/68 (~)(Ê)	8,931	1,286	Series 2013-82 Class TI
Series 2018-H03 Class XI			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/43	3,092	532
2.031% due 02/20/68 (~)(Ê)	3,924	514

See accompanying notes which are an integral part of the financial statements.

768 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-H15 Class CI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)	4,630	218	1.604% due 08/20/65 (~)(Ê)(Š)	2,162	98
Series 2014-44 Class IA			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/28	2,474	226	1.614% due 09/20/65 (~)(Ê)(Š)	1,564	119
Series 2014-137 Class ID			Series 2015-H26 Class GI
Interest Only STRIP			Interest Only STRIP
5.500% due 09/16/44	2,551	571	1.780% due 10/20/65 (~)(Ê)	893	80
Series 2014-139 Class NI			Series 2016-75 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	2,536	191	3.500% due 08/20/45	3,069	535
Series 2014-184 Class DI			Series 2016-135 Class PI
Interest Only STRIP			Interest Only STRIP
5.500% due 12/16/44	1,528	374	4.000% due 05/20/46	1,646	310
Series 2014-H22 Class DI			Series 2016-147 Class BI
Interest Only STRIP			Interest Only STRIP
1.323% due 11/20/64 (~)(Ê)	2,235	184	4.000% due 10/20/46	1,181	232
Series 2014-H24 Class BI			Series 2016-164 Class IO
Interest Only STRIP			Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)	4,966	421	6.500% due 12/20/46	1,832	423
Series 2015-20 Class PI			Series 2016-H01 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/45	1,022	193	1.701% due 01/20/66 (~)(Ê)	6,280	544
Series 2015-40 Class KI			Series 2016-H13 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 07/20/44	2,910	510	1.651% due 06/20/66 (~)(Ê)	6,796	251
Series 2015-111 Class IJ			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,269	228	2.194% due 06/20/66 (~)(Ê)	6,287	695
Series 2015-134 Class LI			Series 2016-H18 Class QI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	947	90	1.975% due 06/20/66 (~)(Ê)	2,796	320
Series 2015-162 Class BI			Series 2016-H20 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	1,902	296	2.317% due 09/20/66 (~)(Ê)(Š)	5,906	613
Series 2015-165 Class IC			Series 2016-H21 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/16/41	3,059	340	2.265% due 07/26/29 (~)(Ê)(Š)	9,316	1,083
Series 2015-H09 Class BI			Series 2016-H24 Class KI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	657	51	2.976% due 11/20/66 (~)(Ê)	2,457	325
Series 2015-H10 Class CI			Series 2016-H27 Class BI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,646	150	2.344% due 12/20/66 (~)(Ê)	4,262	492
Series 2015-H13 Class AI			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)(Š)	2,735	243	5.000% due 03/16/47	740	172
Series 2015-H15 Class JI			Series 2017-56 Class BI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,172	111	6.000% due 04/16/47	5,056	1,336
Series 2015-H18 Class IA			Series 2017-57 Class AI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	857	57	4.000% due 06/20/45	974	184

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 769

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-66 Class KI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	4,677	642	2.147% due 03/20/67 (~)(Ê)	7,144	803
Series 2017-79 Class IB			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/20/47	718	154	1.695% due 03/20/67 (~)(Ê)	4,047	385
Series 2017-93 Class IO			Series 2017-H14 Class LI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/16/47	4,856	1,078	2.646% due 06/20/67 (~)(Ê)(Š)	5,103	591
Series 2017-99 Class PI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/46	999	196	1.637% due 08/20/67 (~)(Ê)	7,105	757
Series 2017-104 Class MI			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/16/47	1,864	483	2.182% due 09/20/67 (~)(Ê)	3,814	549
Series 2017-118 Class KI			Series 2017-H20 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/20/46	2,913	442	2.131% due 10/20/67 (~)(Ê)	11,822	1,603
Series 2017-123 Class JI			Series 2017-H20 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/46	1,228	205	2.892% due 09/20/67 (~)(Ê)	4,085	618
Series 2017-136 Class IY			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/45	3,462	822	1.629% due 10/20/67 (~)(Ê)	9,946	862
Series 2017-141 Class ID			Series 2017-H25 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	3,806	656	1.816% due 11/20/67 (~)(Ê)(Š)	5,056	601
Series 2017-162 Class QI			Series 2018-55 Class IC
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/47	1,148	268	3.500% due 04/20/48	3,354	707
Series 2017-180 Class IP			Series 2018-67 Class SC
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/46	6,434	1,078	4.116% due 05/20/48 (Ê)	5,195	687
Series 2017-H02 Class HI			Series 2018-84 Class IO
Interest Only STRIP			Interest Only STRIP
2.153% due 01/20/67 (~)(Ê)	5,607	626	5.000% due 06/16/48	2,217	458
Series 2017-H03 Class CI			Series 2018-89 Class LS
Interest Only STRIP			Interest Only STRIP
2.490% due 12/20/66 (~)(Ê)(Š)	4,875	591	4.154% due 06/20/48 (Ê)	6,892	893
Series 2017-H03 Class EI			Series 2018-91 Class SJ
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)	2,779	397	3.970% due 07/20/48 (Ê)	5,310	728
Series 2017-H03 Class KI			Series 2018-121 Class SQ
Interest Only STRIP			Interest Only STRIP
2.776% due 01/20/67 (~)(Ê)	1,522	206	3.920% due 09/20/48 (Ê)	4,292	606
Series 2017-H06 Class BI			Series 2018-127 Class IA
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	6,886	788	3.500% due 04/20/42	488	55
Series 2017-H06 Class DI			Series 2018-127 Class IB
Interest Only STRIP			Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)	8,311	703	4.500% due 06/20/45	5,540	816
Series 2017-H06 Class MI			Series 2018-127 Class ID
Interest Only STRIP			Interest Only STRIP
2.170% due 02/20/67 (~)(Ê)	2,592	286	5.000% due 07/20/45	5,893	902

See accompanying notes which are an integral part of the financial statements.

770 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 2018-H01 Class XI				BPPE Holdings SARL
Interest Only STRIP				2.200% due 07/24/25	EUR	1,040	1,151
2.080% due 01/20/68 (~)(Ê)		7,832	1,199	Brazil Notas do Tesouro Nacional
Series 2018-H02 Class IM				Series NTNF
Interest Only STRIP				10.000% due 01/01/21	BRL	650	187
1.996% due 02/20/68 (~)(Ê)(Š)		4,019	613	10.000% due 01/01/23	BRL	380	108
Series 2018-H04 Class MI				10.000% due 01/01/25	BRL	5,460	1,537
Interest Only STRIP				10.000% due 01/01/27	BRL	7,659	2,125
1.873% due 03/20/68 (~)(Ê)		8,010	617	Chile Bonos de la Tesoreria
Series 2018-H05 Class BI				4.500% due 03/01/26	CLP	1,305,000	1,891
Interest Only STRIP				Colombian TES
1.804% due 02/20/68 (~)(Ê)		3,370	456	Series B
Series 2018-H05 Class IE				10.000% due 07/24/24	COP	10,675,900	3,860
Interest Only STRIP				7.500% due 08/26/26	COP	380,000	122
1.944% due 02/20/68 (~)(Ê)		8,328	1,164	Colombian Titulos de Tesoreria
Series 2018-H06 Class HI				Series B
Interest Only STRIP				11.000% due 07/24/20	COP	556,200	189
1.685% due 04/20/68 (~)(Ê)		5,883	527	Credit Suisse Group Funding, Ltd.
Series 2018-H08 Class FI				2.750% due 08/08/25	GBP	1,550	1,951
Interest Only STRIP				Czech Republic Government
1.488% due 06/20/68 (~)(Ê)		4,410	477	International Bond
ML-CFC Commercial Mortgage Trust				Series 94
Series 2006-4 Class C				0.950% due 05/15/30	CZK	5,400	204
5.324% due 12/12/49 (~)(Ê)		223	217	Series 97
Morgan Stanley Bank of America Merrill				0.450% due 10/25/23	CZK	65,330	2,663
Lynch Trust				Deutschland Government International
Series 2013-C12 Class E				Bond
4.764% due 10/15/46 (~)(Å)(Ê)		586	483	0.250% due 08/15/28	EUR	145	162
Morgan Stanley Capital I Trust				Enbridge, Inc.
Series 2011-C3 Class G				4.570% due 03/11/44	CAD	645	470
5.188% due 07/15/49 (~)(Å)(Ê)		586	510	Galp Energia, SGPS SA
Series 2012-C4 Class E				1.000% due 02/15/23	EUR	400	443
5.421% due 03/15/45 (~)(Å)(Ê)		653	561	Global Switch Holdings, Ltd.
UBS-Barclays Commercial Mortgage				2.250% due 05/31/27	EUR	955	1,064
Trust				Heathrow Funding, Ltd.
Series 2013-C6 Class E				6.750% due 12/03/26	GBP	850	1,413
3.500% due 04/10/46 (Å)		158	113	HSBC Holdings PLC
WFRBS Commercial Mortgage Trust				5.750% due 12/20/27	GBP	285	425
Series 2011-C4 Class E				Hungary Government Bond
5.248% due 06/15/44 (~)(Ê)(Þ)		56	54	Series 23/A
			167,374	6.000% due 11/24/23	HUF	87,000	354
Non-US Bonds - 4.5%				Indonesia Treasury Bond
2i Rete Gas SpA				Series FR53
1.750% due 08/28/26	EUR	440	469	8.250% due 07/15/21	IDR	17,770,000	1,173
ADO Properties SA				Series FR72
Series 1-15				8.250% due 05/15/36	IDR	23,049,000	1,419
1.500% due 07/26/24	EUR	1,000	1,065	Series FR73
Akelius Residential Property AB				8.750% due 05/15/31	IDR	30,970,000	2,026
1.750% due 02/07/25	EUR	1,250	1,389	Mexican Bonos
America Movil SAB de CV				Series M 20
5.000% due 10/27/26	GBP	785	1,179	7.500% due 06/03/27	MXN	34,735	1,573
Argentine Bonos del Tesoro				Series M
15.500% due 10/17/26	ARS	4,290	101	8.000% due 12/07/23	MXN	32,430	1,552
Argentine Republic Government				7.750% due 11/23/34	MXN	35,900	1,585
International Bond				Naturgas Energia Distribucion SA
18.200% due 10/03/21	ARS	9,933	232

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 771

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 0002				Thailand Government International Bond
2.065% due 09/28/27	EUR	430	476	2.550% due 06/26/20	THB	1,800	55
Peruvian Government International Bond				2.000% due 12/17/22	THB	28,233	840
6.950% due 08/12/31	PEN	1,500	475	3.625% due 06/16/23	THB	29,570	940
Series REGS				3.850% due 12/12/25	THB	19,003	618
6.900% due 08/12/37	PEN	2,556	790	3.580% due 12/17/27	THB	7,920	253
Petroleos Mexicanos				4.875% due 06/22/29	THB	10,300	364
5.125% due 03/15/23	EUR	285	352	Turkey Government International Bond
Philippine Government Bond				8.000% due 03/12/25	TRY	2,794	315
Series 1060				12.400% due 03/08/28	TRY	2,681	372
3.625% due 09/09/25	PHP	9,900	147	Ubisoft Entertainment SA
Republic of Colombia Government Bond				1.289% due 01/30/23	EUR	400	453
Series B				Volkswagen Leasing GmbH
7.750% due 09/18/30	COP	668,800	214	1.125% due 04/04/24	EUR	500	550
Republic of South Africa Government				Western Power Distribution PLC
International Bond				3.625% due 11/06/23	GBP	430	574
Series 2023
7.750% due 02/28/23	ZAR	26,136	1,714				57,042
				United States Government Treasuries - 0.2%
Series 2032				United States Treasury Notes
8.250% due 03/31/32	ZAR	7,890	465	2.875% due 08/15/28		115	112
Series 2048				4.500% due 05/15/38		795	934
8.750% due 02/28/48	ZAR	9,210	537	3.000% due 05/15/47		250	232
Series R214				3.000% due 02/15/48		250	232
6.500% due 02/28/41	ZAR	14,350	655	3.000% due 08/15/48		625	580
Republic of Turkey Government Bond
11.000% due 02/24/27	TRY	5,499	693				2,090
Romania Government International Bond				Total Long-Term Investments
Series 10Y				(cost $681,705)			666,002
5.850% due 04/26/23	RON	2,100	533	Common Stocks - 31.3%
4.750% due 02/24/25	RON	1,415	340	Consumer Discretionary - 2.6%
Series 15YR				AdStar, Inc. (Æ)		8,094	563
5.800% due 07/26/27	RON	1,400	359	Amazon. com, Inc. (Æ)		1,352	2,161
Russian Federal Bond - OFZ				Aoyama Trading Co. , Ltd.		4,400	133
Series 6205				Axel Springer SE Class A		3,633	242
7.600% due 04/14/21	RUB	45,640	688	Bayerische Motoren Werke AG		10,475	904
Series 6212				BMC Stock Holdings, Inc. (Æ)		20,363	341
7.050% due 01/19/28	RUB	143,063	1,984	Celestica, Inc. (Æ)(Þ)		53,491	555
Series 6215				Century Casinos, Inc. (Æ)(Þ)		44,434	277
7.000% due 08/16/23	RUB	118,230	1,712	Century Communities, Inc. (Æ)		25,736	546
Scentre Group Trust 1 / Scentre Group				Charming Charlie, Inc. (Å)(Æ)(Š)		1,147,677	—
Trust 2				Cie Financiere Richemont SA		10,349	755
Series EMTn				Costco Wholesale Corp.		1,935	442
1.750% due 04/11/28	EUR	600	687	Cracker Barrel Old Country Store, Inc.		1,094	174
South Africa Government International				(Ñ)
Bond				Del Taco Restaurants, Inc. (Æ)		45,696	498
Series 2037				Diageo PLC		25,743	890
8.500% due 01/31/37	ZAR	23,920	1,396	Diversified Restaurant Holdings, Inc.		11,479	17
Series R186				(Æ)(Þ)
10.500% due 12/21/26	ZAR	13,120	943	EVINE Live, Inc. (Æ)(Þ)		134,496	139
State Grid Overseas Investment, Ltd.				Fields Corp.		14,500	108
Series REGS				First Cash Financial Services, Inc.		1,703	137
1.250% due 05/19/22	EUR	640	738	Garmin, Ltd.		3,847	255
TDF Infrastructure SAS				Genuine Parts Co.		2,708	265
2.875% due 10/19/22	EUR	1,000	1,212	Grand Korea Leisure Co. , Ltd.		29,009	568
Tesco Corporate Treasury Services PLC				Grupo Televisa SAB - ADR		53,048	763
2.500% due 07/01/24	EUR	435	516	Hibbett Sports, Inc. (Æ)		33,009	577

See accompanying notes which are an integral part of the financial statements.

772 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Home Depot, Inc. (The)	2,490	438	Coca-Cola Co. (The)	65,014	3,113
Honda Motor Co. , Ltd.	103,200	2,951	General Mills, Inc.	2,877	126
Hyundai Motor Co.	21,701	2,033	George Weston, Ltd.	2,325	169
ITOCHU Corp.	14,900	276	Golden Agri-Resources, Ltd.	9,872,500	1,821
Kangwon Land, Inc.	26,385	666	Japan Tobacco, Inc.	96,200	2,474
Kyocera Corp.	800	43	JM Smucker Co. (The)	1,452	157
Las Vegas Sands Corp.	2,181	111	Kernel Holding SA(Þ)	27,531	352
Leggett & Platt, Inc.	5,388	196	Keurig Dr Pepper, Inc.	1,525	40
LGI Homes, Inc. (Æ)(Ñ)	9,370	401	Kimberly-Clark Corp.	2,337	244
Libbey, Inc.	83,216	627	Kraft Heinz Co. (The)	4,517	248
Lifestyle International Holdings, Ltd.	108,000	186	Lawson, Inc.	10,000	633
Lifetime Brands, Inc.	15,409	159	Lenta, Ltd. - GDR(Æ)	147,896	529
Mazda Motor Corp.	81,400	880	Loblaw Cos. , Ltd.	3,690	185
MDC Partners, Inc. Class A(Æ)	128,033	316	McCormick & Co. , Inc.	2,164	312
Nissan Motor Co. , Ltd.	236,200	2,157	PepsiCo, Inc.	27,774	3,121
NOK Corp.	77,500	1,110	Procter & Gamble Co. (The)	45,594	4,043
Omnicom Group, Inc.	2,143	159	Qol Co. , Ltd.	20,300	427
Panasonic Corp.	40,800	450	Scandinavian Tobacco Group A/S(Þ)	61,750	937
Red Lion Hotels Corp. (Æ)	21,216	232	Stock Spirits Group PLC(Þ)	113,718	290
Sankyo Co. , Ltd.	5,400	206	Sysco Corp.	4,022	287
Secom Co. , Ltd.	5,261	430	Unilever NV(Ñ)	22,362	1,204
Sekisui House, Ltd.	13,700	201			22,311
Shaw Communications, Inc. Class B	4,960	92
Shingakukai Co. , Ltd.	11,900	60	Energy - 1.4%
Singapore Press Holdings, Ltd.	112,600	216	AltaGas, Ltd. - ADR	14,977	188
Skylark Co. , Ltd.	14,300	223	BP PLC - ADR	26,457	1,147
Skyline Corporation	9,447	225	Chevron Corp.	5,186	579
Sportsman's Warehouse Holdings, Inc.	53,224	268	Cloud Peak Energy, Inc. (Æ)	109,790	188
(Æ)			Crescent Point Energy Corp.	51,460	243
Sumitomo Electric Industries, Ltd.	173,000	2,354	Delek Drilling, LP	14,905	41
Tailored Brands, Inc. (Ñ)	7,813	164	Denison Mines Corp. (Æ)	748,989	472
Thomson Reuters Corp.	4,671	218	Eclipse Resources Corp. (Æ)(Ñ)	225,614	257
Tiffany & Co.	337	38	EOG Resources, Inc.	686	72
Tile Shop Holdings, Inc.	39,137	254	Exxon Mobil Corp.	22,045	1,758
Tower International, Inc.	22,035	654	Fission Uranium Corp. (Å)(Æ)(Ñ)	658,636	335
Toyota Motor Corp.	900	53	Flotek Industries, Inc. (Æ)(Ñ)	47,649	86
TRI Pointe Group, Inc. (Æ)	20,427	243	Foresight Energy LP(Å)	26,244	105
Tribune Media Co. Class A	6,008	228	Galp Energia SGPS SA Class B	9,917	173
Vertu Motors PLC(Þ)	371,083	174	Gazprom PJSC	1,222,510	2,885
Vivendi SA - ADR	4,332	105	Gulfport Energy Corp. (Æ)	66,055	602
Wal-Mart Stores, Inc.	3,408	342	Innogy SE(Þ)	2,500	110
Walt Disney Co. (The)	481	55	JX Holdings, Inc.	30,900	210
Yamada Denki Co. , Ltd. (Ñ)	262,800	1,237	K&O Energy Group, Inc.	3,400	47
Zalando SE(Æ)(Þ)	12,115	469	Keppel Corp. , Ltd. - ADR	42,151	189
		33,210	Kinder Morgan, Inc.	27,668	470
			Mammoth Energy Services, Inc.	26,664	666
Consumer Staples - 1.8%			Marathon Petroleum Corp.	628	44
Altria Group, Inc.	460	30	Matrix Service Co. (Æ)	27,641	562
Astarta Holding NV(Å)(Æ)(Ñ)	31,228	244	McDermott International, Inc. (Æ)	34,190	264
BrasilAgro - Co. Brasileira de	29,490	113	Natural Gas Services Group, Inc. (Æ)	8,722	168
Propriedades Agricolas
China Yurun Food Group, Ltd. (Æ)	371,000	29	NCS Multistage Holdings, Inc. (Æ)(Ñ)	17,862	202
Church & Dwight Co. , Inc.	5,077	301	Neste OYJ	1,361	112
CK Hutchison Holdings, Ltd.	73,219	736	Nine Energy Service, Inc. (Æ)	12,695	470
CLIO Cosmetics Co. , Ltd. (Þ)	15,123	146	Occidental Petroleum Corp.	2,204	148
			OMV AB	4,709	262

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 773

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ONEOK, Inc.	976	64	Cedar Realty Trust, Inc. (ö)	124,587	470
PrairieSky Royalty, Ltd.	6,721	102	CenterState Bank Corp.	5,406	133
Range Resources Corp.	126,244	2,002	Central Pacific Financial Corp.	26,832	726
Royal Dutch Shell PLC Class A	19,541	624	Century Bancorp, Inc. Class A(Þ)	3,638	273
Saipem SpA(Æ)	26,567	145	Charter Hall Group - ADR(ö)	71,282	349
SBM Offshore NV	6,869	119	China Resources Land, Ltd.	58,000	198
Schlumberger, Ltd.	674	35	Chubb, Ltd.	8,212	1,026
Solaris Oilfield Infrastructure, Inc. Class	37,009	489	CI Financial Corp.	8,789	130
A(Æ)(Ñ)			Cincinnati Financial Corp.	2,980	234
Statoil ASA Class N	15,725	405	Citigroup, Inc.	28,041	1,836
Suncor Energy, Inc.	3,589	120	Civista Bancshares, Inc. (Þ)	6,312	146
Targa Resources Corp.	6,201	320	CK Asset Holdings, Ltd.	218,000	1,411
TechnipFMC PLC	1,530	41	CME Group, Inc. Class A	1,966	360
TETRA Technologies, Inc. (Æ)(Þ)	98,488	293	CNA Financial Corp.	3,705	161
Williams Cos. , Inc. (The)	4,763	116	CNO Financial Group, Inc.	14,288	270
		17,930	Consolidated-Tomoka Land Co.	5,196	301
			Corporate Office Properties Trust(ö)	8,002	207
Financial Services - 8.4%			Cowen Group, Inc. Class A(Æ)	10,263	152
Activia Properties, Inc. (ö)	71	294	Credit Saison Co. , Ltd.	56,600	898
ADO Properties SA(Þ)	4,107	243	Crown Castle International Corp. (ö)	1,205	131
Aedas Homes SAU(Æ)(Þ)	2,856	74	CyrusOne, Inc. (ö)	6,356	338
Aedifica(ö)	1,187	99	Dai-ichi Life Holdings, Inc.	93,000	1,751
Aflac, Inc.	6,839	295	Daiwa Securities Group, Inc.	225,000	1,296
AGNC Investment Corp. (Æ)	23,732	424	Delek Group, Ltd.	563	94
Agree Realty Corp. (ö)	3,813	218	Deutsche Wohnen SE	20,011	916
Allied Properties Real Estate Investment	14,374	462	Dexus Property Group(Æ)(ö)	42,785	310
Trust(ö)
Ally Financial, Inc.	33,470	850	Digital Realty Trust, Inc. (ö)	6,543	676
Alstria Office REIT-AG(ö)	10,275	148	Dundee Corp. Class A(Æ)(Ñ)	76,387	86
American Financial Group, Inc.	1,847	185	EMC Insurance Group, Inc.	6,380	153
			Emlak Konut Gayrimenkul Yatirim
American Tower Corp. (ö)	372	58		1,183,286	354
			Ortakligi AS(ö)
Americold Realty Trust(ö)	9,719	241	Empire State Realty Trust, Inc. Class
Ameris Bancorp	12,455	534	A(ö)	9,903	157
Apartment Investment & Management			Entra ASA(Þ)	21,164	286
	10,426	449
Co. Class A(ö)			Equity LifeStyle Properties, Inc. Class	4,533	429
Arthur J Gallagher & Co.	3,011	223	A(ö)
Assura PLC(ö)	341,572	229	Erie Indemnity Co. Class A	1,854	240
Atlantic Capital Bancshares, Inc. (Æ)	22,655	341	Essent Group, Ltd. (Æ)	10,523	415
Axis Capital Holdings, Ltd.	2,638	147	Essex Property Trust, Inc. (ö)	4,545	1,140
Bank of Ireland Group PLC	109,727	778	Etalon Group, Ltd. - GDR(Å)	368,499	848
Banner Corp.	9,834	569	Everest Re Group, Ltd.	686	149
Berkshire Hathaway, Inc. Class B(Æ)	1,638	336	Extra Space Storage, Inc. (ö)	7,480	674
Big Yellow Group PLC(ö)	17,826	196	Fidelity National Information Services,	2,350	245
BlackRock, Inc. Class A	97	40	Inc.
Boardwalk Real Estate Investment			First Foundation, Inc. (Æ)	47,176	765
Trust(Ñ)(ö)(Þ)	16,917	630	Fiserv, Inc. (Æ)	3,354	266
BOC Aviation, Ltd. (Þ)	38,200	274	Fonciere Des Regions(ö)	3,279	329
BR Malls Participacoes SA(Æ)	61,363	209	Foxtons Group PLC(Þ)	388,233	232
Brixmor Property Group, Inc. (ö)	22,226	360	Fulton Financial Corp.	32,319	517
Byline Bancorp, Inc. (Æ)	10,445	230	Gecina SA(ö)	1,734	254
CA Immobilien Anlagen AG	4,769	155	GEO Group, Inc. (The)(ö)	9,872	218
Capital City Bank Group, Inc. (Þ)	11,312	268	Getty Realty Corp. (ö)	20,037	538
CapitaLand, Ltd.	66,500	151	Goodman Group(ö)	59,663	439
Capitol Federal Financial, Inc.	17,751	220	GPT Group (The)(ö)	139,756	511
Castellum AB	13,728	237	Great Eastern Holdings, Ltd.	5,700	105
Catena AB	7,122	145	Great-West Lifeco, Inc.	6,338	145

See accompanying notes which are an integral part of the financial statements.

774 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Guoco Group, Ltd.	16,000	269	Northfield Bancorp, Inc.	26,772	353
Hallmark Financial Services, Inc. (Æ)(Þ)	42,941	478	Northwest Bancshares, Inc.	9,858	159
Hang Lung Properties, Ltd. - ADR	129,000	233	Old Republic International Corp.	6,277	138
Hang Seng Bank, Ltd.	4,400	103	Old Second Bancorp, Inc. (Þ)	57,194	813
Hanover Insurance Group, Inc. (The)	2,174	242	Origin Bancorp, Inc.	10,960	409
Hartford Financial Services Group, Inc.	13,770	625	Oritani Financial Corp.	13,504	197
HomeStreet, Inc. (Æ)	47,360	1,230	Orix JREIT, Inc. (ö)	291	446
Hopewell Holdings, Ltd.	67,000	207	Oversea-Chinese Banking Corp. , Ltd.	12,199	95
IGM Financial, Inc.	5,049	124	Park Hotels & Resorts, Inc. (ö)	8,378	244
Iguatemi Empresa de Shopping Centers	18,267	191	PAX Global Technology, Ltd.	1,705,000	838
SA			PayPal Holdings, Inc. (Æ)	22,907	1,929
Immofinanz AG(Æ)	15,154	361	Peapack Gladstone Financial Corp. (Þ)	30,291	818
Independent Bank Corp. (Þ)	24,850	550	Pebblebrook Hotel Trust(Ñ)(ö)	11,099	374
Industrial Logistics Properties Trust(Ñ)	15,802	341	Piedmont Office Realty Trust, Inc. Class
(ö)				18,087	326
			A(ö)
Inmobiliaria Colonial Socimi SA(ö)	40,815	410	Popular, Inc.	19,970	1,039
Intact Financial Corp.	4,083	323	ProAssurance Corp.	3,726	164
Interactive Brokers Group, Inc. Class A	23,427	1,158	Progressive Corp. (The)	4,477	312
Investors Real Estate Trust(ö)	92,389	502	Prologis, Inc. (ö)	20,064	1,294
Invincible Investment Corp. (ö)	578	239	Provident Financial Holdings, Inc.	3,394	59
Invitation Homes, Inc. (ö)	27,611	604	Realty Income Corp. (ö)	8,503	512
Jack Henry & Associates, Inc.	2,492	373	Regency Centers Corp. (ö)	8,842	560
James River Group Holdings, Ltd.	2,870	110	RenaissanceRe Holdings, Ltd.	16,299	1,991
Kearny Financial Corp. (Þ)	20,348	263	Royal Bank of Canada - GDR	2,336	170
Kemper Corp.	6,394	481	Royal Bank of Scotland Group PLC	414,546	1,251
Kennedy-Wilson Holdings, Inc.	18,038	342	Sabra Health Care REIT, Inc. (ö)	21,542	466
Kilroy Realty Corp. (ö)	9,549	658	Safety Insurance Group, Inc.	2,438	203
Ladder Capital Corp. Class A(ö)	30,328	511	SBA Communications Corp. (Æ)(ö)	2,187	354
Life Storage, Inc. (Æ)(ö)	4,025	379	Sberbank of Russia PJSC Class T	458,154	1,320
Link Real Estate Investment Trust(ö)	73,000	646	Segro PLC(ö)	50,720	398
Lloyds Banking Group PLC	2,863,748	2,094	Seritage Growth Properties(Ñ)(ö)	10,381	395
LondonMetric Property PLC(ö)	84,675	195	Shizuoka Bank, Ltd. (The)	26,000	227
Longfor Properties Co. , Ltd.	92,000	224	Silvercrest Asset Management Group,
LSL Property Services PLC(Å)	186,908	594	Inc. Class A(Þ)	5,701	82
LTC Properties, Inc. (ö)	6,437	275	SITE Centers Corp. (ö)	11,815	147
Marsh & McLennan Cos. , Inc.	3,487	296	Skandinaviska Enskilda Banken AB	14,699	152
MasterCard, Inc. Class A	7,649	1,512	Class A
MBIA, Inc. (Æ)(Ñ)	83,464	826	Sompo Japan Nipponkoa Holdings, Inc.	17,094	707
Merlin Properties Socimi SA(ö)	29,248	367	Sprott, Inc. (Å)	419,190	958
MGIC Investment Corp. (Æ)	49,737	607	State Bank Financial Corp.	20,371	521
Mitsubishi Estate Co. , Ltd.	52,500	838	Sumitomo Mitsui Financial Group, Inc.	69,200	2,689
Mitsubishi UFJ Financial Group, Inc.	287,600	1,741	Sumitomo Mitsui Trust Holdings, Inc.	20,600	830
			Sumitomo Realty & Development Co. ,
Mitsui Fudosan Co. , Ltd.	35,190	790		19,000	652
			Ltd.
Mizuho Financial Group, Inc.	385,100	661	Sun Communities, Inc. (ö)	5,041	506
Moscow Exchange MICEX-RTS PJSC	382,327	510	Sunstone Hotel Investors, Inc. (ö)	17,110	248
MS&AD Insurance Group Holdings, Inc.	22,700	683	Swire Properties, Ltd.	102,000	349
National Bank Holdings Corp. Class A	20,488	692	Synchrony Financial	40,354	1,165
New World Development Co. , Ltd.	376,000	476	Taubman Centers, Inc. (ö)	3,941	217
New York Community Bancorp, Inc.	4,776	46	Territorial Bancorp, Inc.	5,191	141
NexPoint Residential Trust, Inc. (ö)(Þ)	28,010	998	TFS Financial Corp.	10,319	152
Nippon Building Fund, Inc. (ö)	71	406	Tokio Marine Holdings, Inc.	3,100	146
Nippon Prologis REIT, Inc. (ö)	85	171	Tokyo Tatemono Co. , Ltd.	47,473	510
Nomura Holdings, Inc.	350,400	1,653	Tokyu Fudosan Holdings Corp.	42,406	240
Nordea Bank AB	16,872	147	Toronto Dominion Bank	2,806	156
Northeast Bancorp(Þ)	16,298	307	Travelers Cos. , Inc. (The)	2,079	260

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 775

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Turkiye Halk Bankasi AS	284,611	316	GlaxoSmithKline PLC - ADR	49,199	951
Two Harbors Investment Corp. (ö)	63,296	930	Henry Schein, Inc. (Æ)	3,864	321
UBS Group AG(Æ)	2,998	42	Hill-Rom Holdings, Inc.	3,800	320
UDR, Inc. (ö)	38,997	1,528	Humana, Inc.	181	58
UMH Properties, Inc. (ö)	35,571	510	Illumina, Inc. (Æ)	201	63
UNITE Group PLC (The)(ö)	15,868	173	Intuitive Surgical, Inc. (Æ)	176	92
United Community Banks, Inc.	18,103	450	Johnson & Johnson	36,945	5,171
United Financial Bancorp, Inc. (Þ)	64,959	1,004	Joint Corp. (The)(Æ)(Þ)	18,559	140
Uranium Participation Corp. (Å)(Æ)	358,539	1,236	Laboratory Corp. of America	2,233	359
Ventas, Inc. (ö)	3,741	217	Holdings(Æ)
VEREIT, Inc. (ö)	65,274	478	McKesson Corp.	337	42
VICI Properties, Inc. (ö)	15,252	329	Medtronic PLC	5,269	473
Visa, Inc. Class A	801	110	Merck & Co. , Inc.	4,558	336
Vornado Realty Trust(ö)	6,691	456	Merck KGaA	1,801	193
Weingarten Realty Investors(ö)	15,696	441	Millennium Health LLC(Å)(Æ)	2,491	—
Wells Fargo & Co.	109,432	5,826	Novartis AG	28,219	2,463
Welltower, Inc. (ö)	19,047	1,258	Owens & Minor, Inc.	10,178	80
Workspace Group PLC(ö)	4,858	60	Patterson Cos. , Inc.	2,920	66
			PerkinElmer, Inc.	4,659	403
		107,708	Pfizer, Inc.	122,774	5,286
			Protek PJSC(Å)	123,101	148
Health Care - 3.0%			Quest Diagnostics, Inc.	3,475	327
Abbott Laboratories	23,221	1,601
AbbVie, Inc.	4,856	378	Regeneron Pharmaceuticals, Inc. (Æ)	184	62
Abiomed, Inc. (Æ)	469	160	ResMed, Inc.	2,199	233
Accuray, Inc. (Æ)	165,790	744	Roche Holding AG	6,657	1,614
Aetna, Inc.	543	108	RTI Surgical, Inc. (Æ)	33,187	152
Agilent Technologies, Inc.	2,655	172	Sanofi - ADR	24,011	2,145
Alexion Pharmaceuticals, Inc. (Æ)	419	47	SeaSpine Holdings Corp. (Æ)(Þ)	10,015	172
Align Technology, Inc. (Æ)	160	35	Steris PLC	3,864	422
Allergan PLC	1,055	167	Stryker Corp.	2,465	400
Amgen, Inc.	1,310	253	Teleflex, Inc.	1,306	314
Anthem, Inc. (Æ)	286	79	Thermo Fisher Scientific, Inc.	2,204	515
Baxter International, Inc.	5,619	351	Toho Holdings Co. , Ltd.	17,200	451
Bayer AG	10,153	780	Trinity Biotech PLC - ADR(Å)(Æ)	85,803	255
Becton, Dickinson and Co.	218	50	UnitedHealth Group, Inc.	2,781	727
BeiGene, Ltd. - ADR(Æ)	7,535	949	Universal Health Services, Inc. Class B	425	52
Biogen, Inc. (Æ)	314	96	Varian Medical Systems, Inc. (Æ)	2,956	353
BML, Inc. (Þ)	36,500	1,001	WellCare Health Plans, Inc. (Æ)	263	73
Boston Scientific Corp. (Æ)	1,968	71	Zimmer Biomet Holdings, Inc.	420	48
Bristol-Myers Squibb Co.	25,377	1,283	Zoetis, Inc. Class A	945	85
Celgene Corp. (Æ)	637	46			37,782
Cerner Corp. (Æ)	832	48
Charles River Laboratories International,			Materials and Processing - 2.7%
Inc. (Æ)	1,121	137	Allegheny Technologies, Inc. (Æ)	37,507	971
Chr Hansen Holding A/S	8,022	810	Amcor, Ltd. Class A	76,169	718
Cigna Corp.	904	193	Bear Creek Mining Corp. (Å)(Æ)(Ñ)	86,010	84
Coloplast A/S Class B	6,726	627	Cameco Corp. Class A	301,877	3,235
Cooper Cos. , Inc. (The)	146	38	Carpenter Technology Corp.	4,850	212
Dentsply Sirona, Inc.	2,750	95	Centerra Gold, Inc. (Æ)	425,713	1,662
Edwards Lifesciences Corp. (Æ)	351	52	Dundee Precious Metals, Inc. (Æ)	128,050	335
Eli Lilly & Co.	4,568	495	Elematec Corp.	6,000	128
Fresenius Medical Care AG & Co.	2,841	224	Ferroglobe PLC	44,666	272
Fresenius SE & Co. KGaA	3,470	221	Gabriel Resources, Ltd. (Å)(Æ)	2,091,659	516
Genmab A/S(Æ)	7,224	990	Getlink SE	24,724	311
Gilead Sciences, Inc.	1,703	116	Gold Fields, Ltd. - ADR	140,918	372

See accompanying notes which are an integral part of the financial statements.

776 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Goldcorp, Inc.	26,630	240	CH Robinson Worldwide, Inc.	2,819	251
Haynes International, Inc. (Þ)	34,034	986	CK Infrastructure Holdings, Ltd.	23,000	168
Hitachi Chemical Co. , Ltd.	36,500	573	Covanta Holding Corp.	32,624	479
Impala Platinum Holdings, Ltd. (Æ)	810,913	1,495	CPI Aerostructures, Inc. (Æ)(Þ)	27,669	188
International Tower Hill Mines, Ltd.(Å)	72,849	35	Daiseki Co. , Ltd.	11,500	272
(Æ)			Danaher Corp.	4,264	424
Ivanhoe Mines, Ltd. Class A(Æ)	97,282	183	Danone SA	13,736	973
JFE Holdings, Inc.	95,400	1,794	Daseke, Inc. (Æ)	33,567	204
Kinross Gold Corp. (Æ)	123,325	319	Denso Corp.	38,700	1,725
Lundin Gold, Inc. (Å)(Æ)	178,995	636	Diana Shipping, Inc. (Æ)	137,819	525
MHP SE - GDR(Å)	96,815	1,138	East Japan Railway Co.	4,900	428
Mosaic Co. (The)	18,224	564	Ebara Corp.	27,800	808
New Gold, Inc. (Æ)(Ñ)	1,048,348	828	Eiffage SA	1,879	184
Newcrest Mining, Ltd.	185,828	2,729	Emerson Electric Co.	4,441	301
NexGen Energy, Ltd. (Æ)(Þ)	614,089	1,259	Flughafen Zurich AG	1,529	302
NGK Insulators, Ltd.	64,200	908	Fraport AG Frankfurt Airport Services
Nippon Electric Glass Co. , Ltd.	30,000	755	Worldwide	1,787	138
Nippon Steel & Sumitomo Metal Corp.	148,600	2,736	FreightCar America, Inc. (Å)(Æ)	89,136	1,275
Nitto FC Co. , Ltd. (Å)	38,100	265	Garrett Motion, Inc. (Æ)	328	5
NN, Inc.	38,175	443	GEA Group AG	34,196	1,040
Northern Dynasty Minerals, Ltd. (Æ)(Ñ)	444,471	215	Generac Holdings, Inc. (Æ)	10,270	521
Novagold Resources, Inc. (Æ)(Ñ)	82,345	332	Genpact, Ltd.	2,322	64
OHL Mexico SAB de CV(Þ)	37,952	52	Granite Construction, Inc.	6,530	299
Polyus PJSC - GDR	25,376	778	Great Lakes Dredge & Dock Corp. (Æ)(Þ)	176,396	1,025
Safestore Holdings PLC(ö)	27,960	191	Grupo Aeroportuario del Pacifico SAB de	1,927	160
Schweitzer-Mauduit International, Inc.	7,461	238	CV - ADR
			Grupo Aeroportuario del Pacifico SAB de
Seabridge Gold, Inc. (Æ)(Ñ)(Þ)	79,695	1,007		12,611	104
			CV Class B
Siemens AG	363	42	Guangshen Railway Co. , Ltd. Class H	1,896,000	711
Smart Sand, Inc. (Æ)(Ñ)	43,110	119	Hackett Group, Inc. (The)(Þ)	32,795	671
Sonoco Products Co.	1,303	71	Hankook Tire Worldwide Co. , Ltd.	8,219	122
Tahoe Resources, Inc. (Æ)	206,819	489	Harvey Gulf International Marine
Tikkurila OYJ(Þ)	32,426	441	LLC(Å)(Æ)	2,665	141
Travis Perkins PLC	36,332	514	HGIM Corp. (Å)(Æ)	596	32
Turquoise Hill Resources, Ltd. (Æ)	786,581	1,345	Honeywell International, Inc.	3,286	476
Universal Stainless & Alloy Products,			ICF International, Inc.	16,417	1,209
	18,517	364
Inc. (Æ)			IHS Markit, Ltd. (Æ)	26,877	1,412
Wheaton Precious Metals Corp.	86,157	1,416	Japan Steel Works, Ltd. (The)	10,600	224
		34,316	Jiangsu Expressway Co. , Ltd. Class H(Þ)	92,000	123
			Kaman Corp. Class A	1,138	72
Producer Durables - 4.1%			Kamigumi Co. , Ltd.	25,500	526
3M Co.	2,021	385	KBR, Inc.	46,950	929
ABB, Ltd.	13,665	275	Kitagawa Industries Co. , Ltd. (Å)	27,431	372
Accenture PLC Class A	2,589	408	Koninklijke Vopak NV	1,759	80
Acciona SA	2,186	184	Kurita Water Industries, Ltd.	3,800	93
Aena SA(Þ)	3,510	560	Liquidity Services, Inc. (Æ)(Þ)	27,928	166
Aeroports de Paris	797	167	Lockheed Martin Corp.	815	239
Andritz AG	14,063	727	Lookers PLC(Þ)	231,053	281
Ardmore Shipping Corp. (Æ)(Þ)	169,945	1,098	Luks Group Vietnam Holdings Co. , Ltd.	390,000	104
Astec Industries, Inc.	2,982	112	(Å)
Atlantia SpA	14,633	294	Meggitt PLC	122,658	830
Auckland International Airport, Ltd.	62,278	284	Mesa Air Group, Inc. (Å)(Æ)	67,912	981
Aurizon Holdings, Ltd.	36,120	108	Mitsubishi Corp.	67,500	1,895
BAE Systems PLC	144,001	967	Mitsubishi Heavy Industries, Ltd.	85,000	2,994
Boeing Co. (The)	873	310	Mitsui & Co. , Ltd.	125,200	2,103
Bureau Veritas SA	18,887	427	Modec, Inc.	1,700	51
			MTR Corp. , Ltd.	36,000	174

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 777

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nestle SA	22,208	1,873	BCE, Inc.	5,714	221
Nippon Yusen	80,000	1,290	CA, Inc.	7,819	347
Norfolk Southern Corp.	313	53	Cisco Systems, Inc.	14,339	656
Obayashi Corp.	64,600	568	CommVault Systems, Inc. (Æ)	3,420	199
Organo Corp. (Þ)	16,400	455	Cosel Co. , Ltd. (Þ)	33,439	346
Orion Group Holdings, Inc. (Æ)(Þ)	119,285	563	Diebold Nixdorf, Inc.	102,521	400
Orkla ASA	152,586	1,315	DSP Group, Inc. (Æ)	12,938	158
Radiant Logistics, Inc. (Þ)	112,423	612	Electronic Arts, Inc. (Æ)	8,107	738
Raytheon Co.	1,737	304	Facebook, Inc. Class A(Æ)	19,814	3,007
Real Alloy(Å)(Æ)(Š)	42	1,531	Hanergy Thin Film Power Group, Ltd.	205,123	131
Republic Services, Inc. Class A	4,117	299	(Å)(Æ)(Š)
Rockwell Automation, Inc.	1,203	198	Icom, Inc. (Þ)	16,143	344
Rumo SA(Æ)	31,960	143	Infosys, Ltd. - ADR	122,573	1,161
Scorpio Tankers, Inc.	298,047	534	Infrastrutture Wireless Italiane SpA(Þ)	23,665	165
Secom Joshinetsu Co. , Ltd. (Þ)	3,202	96	Intel Corp.	8,069	378
ServiceSource International, Inc. (Æ)	105,108	140	International Business Machines Corp.	2,174	251
SIA Engineering Co. , Ltd.	99,700	204	KEYW Holding Corp. (The)(Æ)(Ñ)	63,726	499
Singapore Airlines, Ltd. (Æ)	26,900	184	Liberty Latin America, Ltd. Class A(Æ)	47,492	854
Skanska AB Class B	12,616	198	Manhattan Associates, Inc. (Æ)	11,126	531
Spirit Airlines, Inc. (Æ)	12,529	650	Microchip Technology, Inc. (Ñ)	1,400	92
StealthGas, Inc. (Å)(Æ)	157,425	532	Microsoft Corp.	11,779	1,258
Sydney Airport	35,191	161	MicroStrategy, Inc. Class A(Æ)	2,001	252
Tecnicas Reunidas SA	4,288	115	NEC Corp.	7,000	201
Titan Machinery, Inc. (Æ)	10,160	145	NeoPhotonics Corp. (Æ)(Ñ)	131,172	1,049
Transurban Group - ADR(Æ)	29,490	237	NetScout Systems, Inc. (Æ)	15,540	393
Tsakos Energy Navigation, Ltd. (Ñ)	157,695	520	NetSol Technologies, Inc. (Æ)(Þ)	20,981	197
Tutor Perini Corp. (Æ)	75,900	1,176	NTT DOCOMO, Inc.	10,200	256
Union Pacific Corp.	1,975	289	NVC Lighting Holdings, Ltd. (Å)	1,824,427	119
United Technologies Corp.	2,922	363	OneSpan, Inc. (Æ)	19,771	290
Universal Truckload Services, Inc.	4,248	115	Ooma, Inc. (Æ)(Þ)	42,218	635
USA Truck, Inc. (Æ)	24,343	479	Oracle Corp.	93,290	4,555
Vinci SA	1,947	174	QAD, Inc. Class A	9,667	410
Waste Management, Inc.	3,517	315	QUALCOMM, Inc.	3,560	224
Waters Corp. (Æ)	1,654	314	Quantenna Communications, Inc. (Æ)	12,880	231
West Japan Railway Co.	5,100	342	Resideo Technologies, Inc. (Æ)	548	12
Wirecard AG	1,575	295	Ribbon Communications, Inc. (Æ)	74,617	507
YRC Worldwide, Inc. (Æ)(Þ)	105,466	871	Rogers Communications, Inc. Class B	8,792	453
			SAMCO, Inc.	5,800	62
		52,833	ServiceNow, Inc. (Æ)	7,875	1,426
			SES SA	9,980	214
Technology - 3.6%			Silverlake Axis, Ltd.	533,461	166
Acacia Communications, Inc. (Æ)(Ñ)	12,646	436
Adesto Technologies Corp. (Æ)(Ñ)	27,428	109	Singapore Telecommunications, Ltd.	906,766	2,071
Aerohive Networks, Inc. (Æ)(Þ)	68,453	262	SMART Global Holdings, Inc. (Æ)(Ñ)	17,514	491
Alibaba Group Holding, Ltd. - ADR(Æ)	15,223	2,166	Sparton Corp. (Æ)	6,910	86
Allot Communications, Ltd. (Æ)(Þ)	49,008	315	Splunk, Inc. (Æ)	6,777	677
Alphabet, Inc. Class A(Æ)	5,566	6,069	StarHub, Ltd.	150,700	204
Alphabet, Inc. Class C(Æ)	45	48	SYNNEX Corp.	778	60
Amdocs, Ltd.	3,977	252	Synopsys, Inc. (Æ)	2,860	256
Amphenol Corp. Class A	3,850	345	Tencent Holdings, Ltd.	27,600	936
Apple, Inc.	6,041	1,322	Texas Instruments, Inc.	3,359	312
Atos SE	872	75	Transcosmos, Inc. (Þ)	20,300	458
Autodesk, Inc. (Æ)	6,863	887	Vodafone Group PLC	647,267	1,223
Avnet, Inc.	13,331	534	VTech Holdings, Ltd.	17,821	209
AVX Corp.	10,894	182	Xilinx, Inc.	1,297	111
Baidu, Inc. - ADR(Æ)	5,437	1,033	Yahoo! Japan Corp.	320,100	1,004

See accompanying notes which are an integral part of the financial statements.

778 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		45,521	Fortum OYJ	8,913	188
			Freenet AG	10,018	226
Utilities - 3.7%			Guangdong Investment, Ltd.	37,039	66
A2A SpA	102,782	166	Hawaiian Electric Industries, Inc.	8,269	308
ACEA SpA	8,627	113	Hera SpA	56,052	155
AES Corp.	4,376	64	Hess Midstream Partners, LP	2,476	56
ALLETE, Inc.	6,903	511	HighPoint Resources Corp. (Æ)	202,463	753
Alliant Energy Corp.	8,881	381	Hiroshima Gas Co. , Ltd.	14,600	47
Ameren Corp.	1,853	120	HK Electric Investments & HK Electric	184,500	175
American Electric Power Co. , Inc.	1,837	135	Investments, Ltd.
American Water Works Co. , Inc.	3,254	288	Hokkaido Electric Power Co. , Inc.	7,000	41
Antero Midstream GP LP(Ñ)	8,750	141	Hokkaido Gas Co. , Ltd.	3,600	46
Aqua America, Inc.	4,691	153	Hokuriku Electric Power Co.	4,800	45
AT&T, Inc.	12,666	389	Hong Kong & China Gas Co. , Ltd.	105,000	200
Atmos Energy Corp.	1,668	156	Iberdrola SA	45,957	325
Avangrid, Inc.	1,442	68	Idacorp, Inc.	1,051	98
Avista Corp.	4,826	248	Inpex Corp.	15,200	175
Beijing Enterprises Holdings, Ltd.	25,500	138	Inter Pipeline, Ltd.	17,250	280
Brookfield Infrastructure Partners, LP(Ñ)	1,953	73	Italgas SpA	26,467	137
Canadian Natural Resources, Ltd.	11,275	309	Kansai Electric Power Co. , Inc. (The)	5,100	78
CenterPoint Energy, Inc.	6,064	164	KDDI Corp.	110,000	2,738
Centrais Eletricas Brasileiras SA(Æ)	386,246	2,439	Keyera Corp.	12,659	316
Cheniere Energy, Inc. (Æ)	5,639	341	Kinder Morgan(Þ)	4,091	49
China Mobile, Ltd.	133,500	1,248	KT Corp.	16,509	415
China Telecom Corp. , Ltd. Class H	1,066,000	502	KT Corp. - ADR	196,165	2,715
Chubu Electric Power Co. , Inc.	3,700	53	Kyushu Electric Power Co. , Inc.	5,100	59
Chugoku Electric Power Co. , Inc. (The)	24,500	315	MDU Resources Group, Inc.	3,093	77
Cia de Saneamento Basico do Estado de			MEG Energy Corp. Class A(Æ)	241,905	1,935
Sao Paulo(Æ)	12,217	92	MPLX, LP	1,751	59
CLP Holdings, Ltd.	36,000	403	National Fuel Gas Co.	1,206	65
CMS Energy Corp.	6,146	304	National Grid PLC	13,180	140
Consolidated Edison, Inc.	1,016	77	NextEra Energy, Inc.	4,742	818
Dominion Energy, Inc.	5,353	382	Nippon Telegraph & Telephone Corp.	38,100	1,600
DTE Energy Co.	1,259	142	NiSource, Inc.	6,296	160
Duke Energy Corp.	3,926	324	Northland Power, Inc.	8,599	132
E. ON SE	19,544	189	NorthWestern Corp.	5,904	347
Edison International	4,363	303	NRG Energy, Inc.	1,638	59
El Paso Electric Co.	5,704	325	OGE Energy Corp.	10,408	376
Electric Power Development Co. , Ltd.	2,200	60	Orsted A/S(Þ)	2,749	175
Electricite de France SA	127,244	2,111	Osaka Gas Co. , Ltd.	3,000	55
Enbridge Income Fund Holdings, Inc.	14,392	333	Pattern Energy Group, Inc. Class A(Ñ)	13,367	240
Enbridge, Inc.	21,174	659	PCCW, Ltd.	555,000	304
Endesa SA - ADR	11,541	241	Pembina Pipeline Corp.	19,491	631
Enel SpA	55,309	271	PG&E Corp. (Æ)	4,785	224
Energias de Portugal SA	60,210	212	Pinnacle West Capital Corp.	4,073	335
Engie SA	41,216	550	PNM Resources, Inc.	5,939	228
Entergy Corp.	2,144	180	Portland General Electric Co.	9,190	414
Evergy, Inc.	8,769	491	Power Assets Holdings, Ltd.	27,000	180
Eversource Energy(Æ)	1,839	116	PPL Corp.	44,606	1,356
EVN AG	6,525	114	Proximus	4,604	118
Exelon Corp.	40,988	1,796	Public Service Enterprise Group, Inc.	4,279	229
Extraction Oil & Gas, Inc. (Æ)	27,624	221	Resolute Energy Corp. (Æ)(Ñ)	12,908	359
Federal Grid PJSC	657,650,058	1,527	Rosehill Resources, Inc. (Æ)	25,053	132
FirstEnergy Corp.	7,971	297	RusHydro PJSC	223,859,034	1,869
Fortis, Inc.	4,967	164	RWE AG	2,608	51

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 779

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Saibu Gas Co. , Ltd.	1,900	42	American Homes 4 Rent
SCANA Corp.	1,381	55	6.500% due 5/24/21(¢)	13,413	321
Sempra Energy	894	98	6.350% due 6/29/21(¢)	16,288	385
Shikoku Electric Power Co. , Inc.	3,600	45	Apollo Global Management LLC
Shizuoka Gas Co. , Ltd.	5,200	45	6.375% due 03/15/23(¢)	22,583	558
Snam Rete Gas SpA	40,079	165	Ares Management, LP
Southern Co. (The)	3,420	154	7.000% due 06/30/21(¢)	7,943	206
Southwest Gas Holdings, Inc.	1,583	122	Bank of America Corp.
Spark Infrastructure Group	119,360	194
Spire, Inc.	1,855	135	7.250%	600	763
Suez Environnement Co.	13,200	191	5.875% due 7/24/23(¢)	28,600	713
Telekom Austria AG - ADR(Æ)	15,635	116	6.000% due 05/16/23(¢)	22,650	569
Telia Co. AB(Ñ)	48,367	218	BB&T Corp.
TELUS Corp.	5,439	186	5.625% due 02/01/19(¢)	10,525	256
Terna Rete Elettrica Nazionale SpA	30,050	155	5.850% due 02/01/19(¢)	9,984	251
Toho Gas Co. , Ltd.	1,000	34	Berkley (WR) Corp.
Tohoku Electric Power Co. , Inc.	5,800	74	5.700% due 03/30/58	11,000	257
Tokyo Gas Co. , Ltd.	9,000	221	Centaur Funding Corp.
TransCanada Corp.	2,402	91	9.080% due 04/21/20	622	669
UGI Corp.	1,878	100	Citigroup, Inc.
United Utilities Group PLC	25,681	238	6.300% due 02/12/21(¢)	9,111	237
Vectren Corp.	1,365	98	CoBank ACB
Veolia Environnement SA	10,802	216	6.250% due 10/01/22(¢)	9,800	1,009
Verbund AG Class A	4,449	179	Colony NorthStar, Inc.
Vistra Energy Corp. (Æ)	2,301	52	8.750% due 05/15/19(¢)	12,430	321
WEC Energy Group, Inc. (Æ)	10,126	692	Digital Realty Trust, Inc.
WildHorse Resource Development Corp.
(Æ)	11,141	236	5.875% due 12/31/18(¢)	9,000	220
Xcel Energy, Inc.	7,544	370	Farm Credit Bank of Texas
		47,280	10.000% due 12/15/20(¢)	100	114
			6.750% due 09/15/23(¢)	20,596	2,184
Total Common Stocks			Global Net Lease, Inc.
(cost $405,180)		398,891	7.250% due 09/12/22(¢)	10,600	264
Preferred Stocks - 2.3%			Hanover Insurance Group, Inc. (The)
Consumer Discretionary - 0.2%			6.350% due 03/30/53	27,289	687
CHS, Inc.			Hartford Financial Services Group, Inc.
			(The)
7.500% due 01/21/25(¢)	23,870	633	6.000% due 11/15/23(¢)	10,000	251
GMAC Capital Trust I			7.875% due 04/15/42	6,574	181
8.401% due 02/15/40	53,895	1,416	Kimco Realty Corp.
		2,049	5.625% due 12/31/18(¢)	10,589	243
Consumer Staples - 0.1%			Legg Mason, Inc.
Dairy Farmers of America, Inc.			6.375% due 03/15/56	11,150	284
7.875% due 12/14/18(¢)(Å)	6,100	611	MetLife, Inc.
7.875% due 12/01/25(¢)	2,500	288	5.625% due 06/15/23(¢)	9,252	229
		899	Monmouth Real Estate Investment Corp.
Energy - 0.0%			6.125% due 09/15/21(¢)	10,484	252
Algonquin Power & Utilities Corp.			Morgan Stanley
6.875% due 10/17/78	9,575	244	6.875% due 01/15/24(¢)	6,759	181
Southern Co. (The)			6.375% due 10/15/24(¢)	21,435	561
6.250% due 10/15/75	10,543	270	5.850% due 04/15/27(¢)	14,781	372
		514	National Retail Properties, Inc.
Financial Services - 1.7%			5.700% due 12/31/18(¢)	14,823	353
American Financial Group, Inc.			National Storage Affiliates Trust
6.000% due 11/15/55	17,691	443

See accompanying notes which are an integral part of the financial statements.

780 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
6.000% due 10/11/22(¢)	9,364	227	6.375% due 04/15/78		35,943		887
Oaktree Capital Group LLC			Energy Transfer Partners, LP
6.550% due 09/15/23(¢)	15,000	377	7.625% due 08/15/23(¢)		16,625		416
PartnerRe, Ltd.			Integrys Holding, Inc.
5.875% due 04/29/21(¢)	21,371	528	6.000% due 08/01/73		27,200		686
6.500% due 04/29/21(¢)	21,682	558	PPL Capital Funding, Inc.
PNC Financial Services Group, Inc.			5.900% due 04/30/73		15,075		376
(The)
6.125% due 05/01/22(¢)	6,274	165	RWE AG
Prudential Financial, Inc.			9.591% (Ÿ)		2,692		45
5.625% due 08/15/58	11,000	265	SCE Trust IV
QTS Realty Trust, Inc.			5.375% due 09/15/25(¢)		11,283		268
7.125% due 3/15/23(¢)	10,082	252	SCE Trust V
Reinsurance Group of America, Inc.			5.450% due 03/15/26(¢)		9,769		239
6.200% due 09/15/42	5,406	142					3,225
5.750% due 06/15/56	13,350	336	Total Preferred Stocks
RenaissanceRe Holdings, Ltd.			(cost $29,548)				28,886
5.750% due 06/30/23(¢)	9,477	231
Rexford Industrial Realty, Inc.			Options Purchased - 0.1%
5.875% due 8/16/21(¢)	10,415	242	(Number of Contracts)
Saul Centers, Inc.			Fannie Mae Bonds
			JPMorgan Chase Nov 2018 95.68
6.875% due 12/31/18(¢)	8,167	200	Call (1)	USD	76,000	(ÿ)	5
SITE Centers Corp.			JPMorgan Chase Nov 2018 98.37	USD	20,000	(ÿ)	1
6.500% due 12/14/18(¢)	29,850	697	Call (1)
			JPMorgan Chase Nov 2018 98.37
6.250% due 12/31/18(¢)	4,783	104		USD	40,000	(ÿ)	63
			Call (1)
SL Green Realty Corp.			NASDAQ 100 Index
6.500% due 12/31/18(¢)	17,886	442	Bank of America Dec 2018	USD	90,860	(ÿ)	235
Sunstone Hotel Investors, Inc.			7,700.00 Call (11,800)
6.950% due 3/11/21(¢)	14,970	377	SPX Volatility Index
			Goldman Sachs Nov 2018 2,950.00
Synovus Financial Corp.				USD	178,180	(ÿ)	22
			Call (60,400)
6.300% due 06/21/23(¢)	10,475	268	Swaptions
Taubman Centers, Inc.			(Counterparty, Fund Receives/Fund
6.250% due 12/31/18(¢)	6,766	160	Pays, Notional, Termination Date)
			(Bank of America, USD 3.117%/USD 3
UMH Properties, Inc.			Month LIBOR, USD 15,619, 11/07/28)
6.750% due 07/26/22(¢)	10,600	243	Bank of America Nov 2018 0.00		15,619	(ÿ)	4
Unum Group			Call (1)
6.250% due 06/15/58	18,500	463	(Citigroup, USD 3.126%/USD 3 Month
			LIBOR, USD 15,619, 11/27/28)
Valley National Bancorp			Citigroup Nov 2018 0.00 Call (1)		15,619	(ÿ)	35
5.500% due 09/30/22(¢)	17,950	449	(Citigroup, USD 3.191%/USD 3 Month
VEREIT, Inc.			LIBOR, USD 21,173, 11/15/28)
			Citigroup Nov 2018 0.00 Call (1)		21,173	(ÿ)	62
6.700% due 1/3/19(¢)	31,172	776	(Goldman Sachs, USD 3.105%/USD 3
Wells Fargo & Co.			Month LIBOR, USD 95,143, 11/20/28)
6.000% due 12/15/20(¢)	11,045	283	Goldman Sachs Nov 2018 0.00		95,143	(ÿ)	135
5.700% due 03/15/21(¢)	12,344	309	Call (1)
			(Goldman Sachs, USD 3.169%/USD 3
5.625% due 06/15/22(¢)	12,374	307	Month LIBOR, USD 15,619, 12/4/28)
WR Berkley Corp.			Goldman Sachs Nov 2018 0.00		15,619	(ÿ)	63
5.750% due 06/01/56	19,880	464	Call (1)
			(Citigroup, USD 3 Month LIBOR/USD
		22,199	3.296%, USD 15,619, 11/27/28)
Utilities - 0.3%			Citigroup Nov 2018 0.00 Put (1)		15,619	(ÿ)	47
AT&T, Inc.			(Citigroup, USD 3 Month LIBOR/USD
5.625% due 08/01/67	13,000	308	3.375%, USD 21,173, 11/15/28)
			Citigroup Nov 2018 0.00 Put (1)		21,173	(ÿ)	14
Enbridge Inc.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 781

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
(Merrill Lynch, EUR 0.625%/iTraxx					Republic of Argentina Government
Europe Crossover S30 Index, EUR					International Bond
3,000, 11/21/23)					50.516% due 03/11/19 (Ê)	ARS	410		12
Merrill Lynch Nov 2018 62.50		6,000	(ÿ)	2	Resource Capital Corp.
Call (1)					6.000% due 12/01/18		460		461
Total Options Purchased					Scorpio Tankers, Inc.
(cost $4,823)				688	2.375% due 07/01/19 (Þ)		628		603
					Spirit Realty Capital, Inc.
Short-Term Investments - 14.0%					2.875% due 05/15/19		1,353		1,345
Ares Capital Corporation					Synchronoss Technologies, Inc.
4.375% due 01/15/19		1,420		1,421	0.750% due 08/15/19		105		100
BW Group, Ltd.					Titan Machinery, Inc.
Series BWLP					3.750% due 05/01/19		504		498
1.750% due 09/10/19		600		579	Twitter, Inc.
Canadian Solar, Inc.					0.250% due 09/15/19		1,420		1,373
4.250% due 02/15/19 (Å)		230		227	U. S. Cash Management Fund(@)		124,311,157	(8)	124,311
Charming Charlie, Inc. Term Loan					United States Treasury Bills
2.500% due 05/15/19 (Å)(Ê)(Š)(•)		74		74	0.000% due 11/01/18 (ç)(~)		750		750
20.000% due 05/15/19 (Å)(Ê)(Š)		6		6	1.819% due 11/08/18 (ç)(~)(§)		1,168		1,168
Colombian TES					2.022% due 11/15/18 (ç)(~)(§)		1,603		1,602
Series B					2.022% due 11/15/18 (~)		1,490		1,489
5.000% due 11/21/18	TES	13,170,000		4,092	2.026% due 11/23/18 (ç)(~)(§)		180		180
Cowen, Inc.					2.081% due 12/06/18 (ç)(~)(§)		223		223
3.000% due 03/15/19		65		65	2.174% due 12/11/18 (ç)(~)(§)		1,314		1,311
DHT Holdings, Inc.					2.117% due 12/13/18 (ç)(~)(§)		2,350		2,344
4.500% due 10/01/19 (Þ)		495		513	2.245% due 01/03/19 (~)		6,550		6,525
Electronics For Imaging, Inc.					2.257% due 01/10/19 (~)(§)		3,034		3,021
0.750% due 09/01/19		340		334	2.257% due 01/10/19 (~)		2,000		1,991
EZCORP, Inc.					2.277% due 01/17/19 (~)(§)		845		841
2.125% due 06/15/19		771		755	2.364% due 03/07/19 (~)		550		546
Getty Images, Inc. 1st Lien Term Loan B					2.417% due 03/28/19(~)		1,390		1,377
5.802% due 10/18/19 (~)(Ê)		4,125		4,073	2.302% due 05/09/19 (~)(§)		357		355
Golden Ocean Group, Ltd.					2.302% due 05/09/19 (~)		1,800		1,790
3.070% due 01/30/19		600		593	Vipshop Holdings, Ltd.
HCI Group, Inc.					1.500% due 03/15/19		709		690
3.875% due 03/15/19		557		552	Yandex NV
Hungary Government Bond					1.125% due 12/15/18		873		865
Series 19/A					Total Short-Term Investments
6.500% due 06/24/19	HUF	710,210		2,577	(cost $179,153)				177,564
Huron Consulting Group, Inc.					Other Securities - 2.1%
1.250% due 10/01/19		1,506		1,474	U. S. Cash Collateral Fund(×)(@)		27,050,723	(8)	27,051
Just Energy Group, Inc.					Total Other Securities
6.500% due 07/29/19 (Þ)		400		405	(cost $27,051)				27,051
KB Home Co.					Total Investments 102.1%
1.375% due 02/01/19		550		547	(identified cost $1,327,460)				1,299,082
Macquarie Infrastructure Corp.
2.875% due 07/15/19		1,267		1,257	Other Assets and Liabilities,
Navistar International Corp.
4.750% due 04/15/19		739		739	Net - (2.1%)				(26,882)
New Mountain Finance Corp.					Net Assets - 100.0%				1,272,200
5.000% due 06/15/19		897		899
NRG Yield, Inc.
3.500% due 02/01/19 (Þ)		611		611
Real Alloy Holding, Inc.
10.000% due 01/15/19 (Å)(Ø)(Š)		1,099		—

See accompanying notes which are an integral part of the financial statements.

782 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.5%
Astarta Holding NV	04/11/16	PLN	31,228	10.29	321	244
Bear Creek Mining Corp.	05/23/17	CAD	86,010	1.82	157	84
Canadian Solar, Inc.	07/20/17		230,000	99.55	229	227
Charming Charlie, Inc.	04/24/18		1,147,677	—	12	—
Charming Charlie, Inc. Term Loan	04/24/18		74,016	100.00	74	74
Charming Charlie, Inc. Term Loan	09/27/18		6,001	100.00	6	6
Charming Charlie, Inc. Term Loan A	04/24/18		102,580	90.25	93	74
Charming Charlie, Inc. Term Loan B	04/24/18		125,580	77.70	98	88
Dairy Farmers of America, Inc.	03/20/17		6,100	106.88	652	611
Etalon Group, Ltd.	04/11/16		368,499	2.75	1,015	848
Fission Uranium Corp.	09/23/16	CAD	658,636	0.51	337	335
Foresight Energy LP	03/07/18		26,244	—	—	105
FreightCar America, Inc.	12/11/17		89,136	16.34	1,457	1,275
Gabriel Resources, Ltd.	04/08/16	CAD	2,091,659	0.42	883	516
Hanergy Thin Film Power Group, Ltd.	05/06/15	HKD	205,123	0.93	191	131
Harvey Gulf International Marine LLC	07/02/18		2,665	—	—	141
HGIM Corp.	07/02/18		596	—	—	32
International Tower Hill Mines, Ltd.	05/25/18		72,849	0.71	52	35
Kitagawa Industries Co. , Ltd.	05/07/15	JPY	27,431	10.39	285	372
LSL Property Services PLC	09/02/16	GBP	186,908	3.04	568	594
Luks Group Vietnam Holdings Co. , Ltd.	04/11/16	HKD	390,000	0.34	132	104
Lundin Gold, Inc.	07/14/16	CAD	178,995	4.09	732	636
Mesa Air Group, Inc.	08/17/18		67,912	12.41	843	981
MHP SE	04/11/16		96,815	10.47	1,013	1,138
Millennium Health LLC	12/21/15		2,491	7.27	18	—
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		586,000	83.20	488	483
Morgan Stanley Capital I Trust	07/26/17		653,000	87.35	570	561
Morgan Stanley Capital I Trust	08/21/17		586,000	87.48	513	510
Nitto FC Co. , Ltd.	03/23/18	JPY	38,100	6.88	262	265
NVC Lighting Holdings, Ltd.	07/14/16	HKD	1,824,427	0.11	206	119
Opal Acquisition, Inc.	06/26/17		2,988,000	94.04	2,810	2,883
Patterson Co. 2nd Lien Term Loan	08/14/15		590,000	99.00	584	555
Protek PJSC	04/11/16	RUB	123,101	1.61	198	148
Real Alloy	05/31/18		42	35,878.00	1,489	1,531
Real Alloy Holding, Inc.	05/04/15		1,099,000	100.11	1,100	—
Sprott, Inc.	09/23/16	CAD	419,190	1.87	782	958
StealthGas, Inc.	12/11/17		157,425	3.96	623	532
Trinity Biotech PLC	12/11/17		85,803	5.24	450	255
UBS-Barclays Commercial Mortgage Trust	10/18/17		158,000	69.82	110	113
Uranium Participation Corp.	09/26/16	CAD	358,539	3.07	1,100	1,236
						18,800
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 783

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan B	USD 1 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	2.750
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American International Group, Inc.	USD 3 Month LIBOR	2.868
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 2 Month LIBOR	3.750
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC Term Loan	USD 1 Month LIBOR	3.500
AppLovin Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
Aquarius + Investments PLC	LIBOR) 5 Year Rate	5.210
Aramark Services, Inc. 1st Lien Term Loan B3	USD 3 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
Assurant, Inc.	USD 3 Month LIBOR	4.135
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC 2nd Lien Term Loan	USD 1 Month LIBOR	6.500
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
AT Securities BV	LIBOR) 5 Year Rate	3.546
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Banff Merger Sub Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	4.174
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	3 Month EURIBOR	1.030
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of China (Hong Kong), Ltd.	Maturity 5 Year	3.360
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	4.842

See accompanying notes which are an integral part of the financial statements.

784 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.772
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.930
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	4.971
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	5.150
BNP Paribas SA	USD 3 Month LIBOR	1.290
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	6.314
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	4.916
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 2 Month LIBOR	2.500
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CenterPoint Energy, Inc.	USD 3 Month LIBOR	3.270
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charles Schwab Corp. (The)	USD 3 Month LIBOR	4.820
Charming Charlie, Inc. Term Loan	USD 3 Month LIBOR	20.000
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	5.000
Charming Charlie, Inc. Term Loan B	USD 3 Month LIBOR	1.000
Citigroup, Inc.	USD 3 Month LIBOR	4.517
Citigroup, Inc.	USD 3 Month LIBOR	4.478
Citigroup, Inc.	USD 3 Month LIBOR	4.230
Citizens Financial Group, Inc.	USD 3 Month LIBOR	3.157
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CoBank ACB	USD 3 Month LIBOR	4.660
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. Term Loan B1	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
CPM Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 785

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	6.185
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	5.108
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.600
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.680
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.660
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	4.560
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Dexko Global, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	5.080
DPABS Trust	USD 3 Month LIBOR	1.250
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
ECI Macola/Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	2.750
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.709
Emera, Inc.	USD 3 Month LIBOR	5.440
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge Energy Partners, LP	USD 3 Month LIBOR	3.798
Enbridge, Inc.	USD 3 Month LIBOR	3.641
Enbridge, Inc.	USD 3 Month LIBOR	3.890
	USD Swap Semiannual 30/360 (versus 3 Month
Enel SpA	LIBOR) 5 Year Rate	5.880
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Evergreen Skills Lux Sarl 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

786 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Co. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.650
Fukoku Mutual Life Insurance Co.	USD 3 Month LIBOR	4.370
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
General Electric Co.	USD 3 Month LIBOR	3.330
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GGP, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.150

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 787

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.800
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.500
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.250
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Granite Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Granite Acquisition, Inc. Term Loan C	USD 3 Month LIBOR	3.500
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Hanwha Life Insurance Co. , Ltd.	Maturity 5 Year	2.000
Harbor Freight Tools USA, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. Term Loan	USD 6 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HSBC Capital Funding, LP	USD 3 Month LIBOR	4.980
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	5.514
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
Hyland Software, Inc. 2018 Term Loan 3	USD 1 Month LIBOR	3.250
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. Term Loan	USD 2 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

788 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
ING Groep NV	LIBOR) 5 Year Rate	5.124
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.800
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.470
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.890
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.780
KUEHG Corp. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
	USD Swap Semiannual 30/360 (versus 3 Month
La Mondiale SAM	LIBOR) 5 Year Rate	4.482
	U. S. Treasury Yield Curve Rate T Note Constant
La Mondiale SAM	Maturity 5 Year	3.235
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Liberty Mutual Group, Inc.	USD 3 Month LIBOR	2.905
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.496
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.760
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Masergy Communications, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
Maxar Technologies 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
Meiji Yasuda Life Insurance Co.	LIBOR) 5 Year Rate	4.230
Meiji Yasuda Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.150
MetLife, Inc.	USD 3 Month LIBOR	2.959
MetLife, Inc.	USD 3 Month LIBOR	3.575
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	15.000
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 789

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Morgan Stanley	USD 3 Month LIBOR	3.810
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.750
Nippon Life Insurance Co.	USD 3 Month LIBOR	4.240
	U. S. Treasury Yield Curve Rate T Note Constant
NiSource, Inc.	Maturity 5 Year	2.843
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
One Call Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	5.250
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	6.500
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Parfums Holding Co. , Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.750
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
Peak 10, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
PNC Financial Services Group, Inc. (The)	USD 3 Month LIBOR	3.678
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Prowler Acquisition Corp. 1St Lien Term Loan	USD 2 Month LIBOR	4.500
Prudential Financial, Inc.	USD 3 Month LIBOR	4.175
Prudential Financial, Inc.	USD 3 Month LIBOR	3.920
Prudential Financial, Inc.	USD 3 Month LIBOR	3.400
Prudential Financial, Inc.	USD 3 Month LIBOR	2.665
	U. S. Treasury Yield Curve Rate T Note Constant
Prudential PLC	Maturity 5 Year	4.414
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.395
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.300
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	8.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000

See accompanying notes which are an integral part of the financial statements.

790 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Argentina Government International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	7.598
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 1 Month LIBOR	3.000
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Serta Simmons Bedding, LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
	USD Swap Semiannual 30/360 (versus 3 Month
Skandinaviska Enskilda Banken AB	LIBOR) 5 Year Rate	3.850
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	6.238
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	4.979
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
Sompo Japan Insurance, Inc.	USD 3 Month LIBOR	4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southern California Edison Co.	USD 3 Month LIBOR	4.199
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	6.301
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Starfruit Finco BV Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan B1	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	2.993
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	4.440
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
Swedbank AB	LIBOR) 5 Year Rate	4.106

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 791

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tenneco, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
The Southern Co.	USD 3 Month LIBOR	3.630
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransCanada Trust	USD 3 Month LIBOR	3.528
TransCanada Trust	USD 3 Month LIBOR	4.640
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
U. S. Renal Care, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
U. S. Renal Care, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	5.464
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	5.883
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bancorp	USD 3 Month LIBOR	3.486
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
UTEX Industries, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. Term Loan	USD 1 Month LIBOR	9.000
	USD Swap Semiannual 30/360 (versus 3 Month
VIVAT NV	LIBOR) 5 Year Rate	4.174
	USD Swap Semiannual 30/360 (versus 3 Month
Vodafone Group PLC	LIBOR) 5 Year Rate	3.510
	U. S. Treasury Yield Curve Rate T Note Constant
Voya Financial, Inc.	Maturity 5 Year	3.358
Voya Financial, Inc.	USD 3 Month LIBOR	3.580
W3 Co. Term Loan B	USD 3 Month LIBOR	6.000
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	3.770
Wells Fargo & Co.	USD 3 Month LIBOR	3.990

See accompanying notes which are an integral part of the financial statements.

792 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	97	EUR	10,026	11/18	(175)
Australia 10 Year Government Bond Futures	58	AUD	7,506	12/18	(11)
CAC40 Euro Index Futures	584	EUR	29,726	11/18	(344)
Canada 10 Year Government Bond Futures	99	CAD	13,083	12/18	(133)
DAX Index Futures	87	EUR	24,920	12/18	(1,597)
Dow Jones U. S. Real Estate Index Futures	733	USD	22,642	12/18	(1,116)
EURO STOXX 50 Index Futures	557	EUR	17,791	12/18	(850)
FTSE 100 Index Futures	129	GBP	9,173	12/18	(255)
FTSE/MIB Index Futures	69	EUR	6,550	12/18	(792)
Hang Seng Index Futures	4	HKD	4,982	11/18	—
IBEX 35 Index Futures	93	EUR	8,264	11/18	(127)
MSCI EAFE Index Futures	20	USD	1,813	12/18	(129)
MSCI Emerging Markets Index Futures	462	USD	22,100	12/18	(1,601)
OMXS30 Index Futures	432	SEK	66,182	11/18	(59)
S&P Consumer Discretionary Select Sector Index Futures	68	USD	7,233	12/18	(803)
S&P Financial Select Sector Index Futures	581	USD	46,952	12/18	(3,440)
TOPIX Index Futures	63	JPY	1,033,831	12/18	(220)
United States 5 Year Treasury Note Futures	3,210	USD	360,749	12/18	(891)
United States 10 Year Treasury Note Futures	197	USD	23,332	12/18	(293)
United States 10 Year Ultra Treasury Note Futures	6	USD	751	12/18	(1)
United States Long Bond Futures	32	USD	4,420	12/18	(1)
United States Ultra Bond Futures	5	USD	746	12/18	(19)
Short Positions
Euro-Bund Futures	79	EUR	12,661	12/18	24
FTSE 250 Index Futures	24	GBP	905	12/18	91
Long Gilt Futures	103	GBP	12,608	12/18	(48)
MSCI EAFE Index Futures	298	USD	27,006	12/18	1,658
MSCI Emerging Markets Index Futures	81	USD	3,875	12/18	236
MSCI Singapore Index Futures	109	SGD	3,739	11/18	(30)
NASDAQ 100 E-Mini Index Futures	279	USD	38,924	12/18	1,692
Russell 1000 E-Mini Index Futures	242	USD	18,136	12/18	1,386
Russell 2000 E-Mini Index Futures	878	USD	66,372	12/18	9,384
S&P 400 E-Mini Index Futures	129	USD	23,540	12/18	2,870
S&P 500 E-Mini Index Futures	970	USD	131,489	12/18	8,525
S&P Energy Select Sector Index Futures	45	USD	3,039	12/18	312
S&P Utilities Select Sector Index Futures	183	USD	9,893	12/18	57
S&P/TSX 60 Index Futures	82	CAD	14,665	12/18	642
SPI 200 Index Futures	27	AUD	3,914	12/18	172
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					14,114

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 793

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	95.68	USD	76,000	11/06/18	(836)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.37	USD	20,000	11/06/18	(207)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.37	USD	—	11/06/18	(63)
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3.204%/USD
3 Month LIBOR, USD 7,810,
11/07/28	Bank of America	Call	1	0.00		7,810	11/05/18	(14)
Citigroup, USD 3.211%/USD 3 Month
LIBOR, USD 7,810, 11/27/28	Citigroup	Call	1	0.00		7,810	11/23/18	(37)
Citigroup, USD 3.283%/USD 3 Month
LIBOR, USD 10,586, 11/15/28	Citigroup	Call	1	0.00		10,586	11/13/18	(76)
Goldman Sachs, USD 3.191%/USD
3 Month LIBOR, USD 47,571,
11/20/28	Goldman Sachs	Call	1	0.00		47,571	11/16/18	(167)
Goldman Sachs, USD 3.229%/USD
3 Month LIBOR, USD 7,810,
12/04/28	Goldman Sachs	Call	1	0.00		7,810	11/30/18	(48)
Citigroup, iTraxx Europe Crossover S30
Index / EUR 1.110%, EUR 9,100,
11/21/23	Citigroup	Put	1	0.00		9,100	11/21/18	(9)
Citigroup, USD 3 Month LIBOR/USD
3.211%, USD 7,810, 11/27/28	Citigroup	Put	1	0.00		7,810	11/23/18	(48)
Citigroup, USD 3 Month LIBOR/USD
3.283%, USD 10,586, 11/15/28	Citigroup	Put	1	0.00		10,586	11/13/18	(23)
Goldman Sachs, USD 3 Month LIBOR/
USD 3.379%, USD 7,810,
12/04/28	Goldman Sachs	Put	1	0.00		7,810	11/30/18	(14)
Total Liability for Options Written (premiums received $964)								(1,542)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	3,500	EUR	3,089	11/16/18	3
Bank of America	EUR	1,414	USD	1,623	11/16/18	20
Bank of America	EUR	3,089	USD	3,532	02/22/19	(3)
Bank of Montreal	USD	6,957	EUR	5,952	12/19/18	(187)
Bank of Montreal	USD	1,631	GBP	1,247	12/19/18	(33)
Bank of Montreal	USD	8,739	JPY	963,846	12/19/18	(163)
Bank of Montreal	CAD	3,736	USD	2,844	12/19/18	3
Bank of Montreal	SEK	104,641	USD	11,797	11/26/18	340
BNP Paribas	USD	86	EUR	75	11/16/18	(1)
BNP Paribas	USD	483	EUR	423	11/16/18	(4)
BNP Paribas	USD	1,194	EUR	1,033	11/16/18	(23)
BNP Paribas	EUR	106	USD	122	11/16/18	2
BNP Paribas	EUR	1,386	USD	1,580	11/16/18	8
Brown Brothers Harriman	EUR	1,633	USD	1,896	11/26/18	44
Brown Brothers Harriman	JPY	659	USD	6	11/01/18	—
Brown Brothers Harriman	JPY	2,193	USD	20	11/01/18	—
Brown Brothers Harriman	JPY	634	USD	6	11/02/18	—
Brown Brothers Harriman	JPY	637	USD	6	11/02/18	—
Citigroup	USD	369	EUR	312	11/16/18	(15)
Citigroup	USD	479	EUR	410	11/16/18	(13)

See accompanying notes which are an integral part of the financial statements.

794 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	3,501	EUR	3,089	11/16/18	1
Citigroup	USD	6,954	EUR	5,952	12/19/18	(184)
Citigroup	USD	1,633	GBP	1,247	12/19/18	(35)
Citigroup	USD	8,735	JPY	963,846	12/19/18	(159)
Citigroup	CAD	3,736	USD	2,844	12/19/18	4
Citigroup	EUR	727	USD	843	11/16/18	19
Citigroup	EUR	1,414	USD	1,627	11/16/18	23
Citigroup	EUR	1,414	USD	1,628	11/16/18	24
Citigroup	EUR	1,414	USD	1,622	11/16/18	18
Citigroup	EUR	3,089	USD	3,533	02/22/19	(1)
Commonwealth Bank of Australia	NOK	23,873	USD	2,938	11/26/18	104
Goldman Sachs	USD	2,842	TRY	12,295	11/13/18	(658)
HSBC	USD	136	ARS	3,800	11/23/18	(33)
HSBC	USD	136	ARS	3,800	11/23/18	(33)
HSBC	USD	225	ARS	6,326	11/23/18	(54)
HSBC	USD	343	ARS	9,600	11/23/18	(82)
HSBC	USD	55	ARS	1,530	11/26/18	(13)
HSBC	USD	171	ARS	5,380	11/26/18	(26)
HSBC	USD	212	ARS	6,739	11/26/18	(29)
HSBC	USD	60	ARS	1,890	11/28/18	(9)
HSBC	USD	305	ARS	9,653	11/28/18	(45)
HSBC	USD	305	ARS	9,655	11/28/18	(45)
HSBC	USD	126	ARS	3,528	11/29/18	(31)
HSBC	USD	126	ARS	3,528	11/29/18	(31)
HSBC	USD	149	ARS	4,839	12/06/18	(20)
HSBC	USD	150	ARS	4,839	12/06/18	(20)
HSBC	USD	63	ARS	2,727	03/25/19	1
HSBC	USD	136	ARS	5,951	03/25/19	4
HSBC	USD	190	ARS	8,781	03/25/19	16
HSBC	USD	192	ARS	8,781	03/25/19	14
HSBC	USD	192	ARS	8,781	03/25/19	14
HSBC	USD	207	ARS	9,459	03/25/19	15
HSBC	USD	410	ARS	17,913	03/25/19	11
HSBC	USD	100	ARS	4,404	03/29/19	3
HSBC	USD	100	ARS	4,416	03/29/19	3
HSBC	USD	137	ARS	6,049	03/29/19	4
HSBC	USD	144	ARS	6,320	04/01/19	4
HSBC	USD	390	ARS	17,109	04/01/19	9
HSBC	USD	187	ARS	8,112	04/03/19	2
HSBC	USD	400	BRL	1,675	02/04/19	47
HSBC	USD	1,300	BRL	5,495	02/04/19	165
HSBC	USD	1,301	BRL	5,495	02/04/19	164
HSBC	USD	121	CLP	83,974	02/04/19	—
HSBC	USD	223	COP	716,276	02/07/19	(1)
HSBC	USD	44	CZK	958	02/19/19	(2)
HSBC	USD	319	HKD	2,497	12/05/18	—
HSBC	USD	968	HKD	7,578	12/05/18	(1)
HSBC	USD	64	HUF	17,766	12/10/18	(2)
HSBC	USD	102	HUF	29,069	12/10/18	—
HSBC	USD	140	IDR	2,161,600	02/04/19	—
HSBC	USD	197	MXN	4,066	11/30/18	2
HSBC	USD	580	MXN	11,626	11/30/18	(10)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 795

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	1,411	MXN	28,637	11/30/18	(7)
HSBC	USD	130	PEN	434	02/11/19	(2)
HSBC	USD	466	PEN	1,559	02/11/19	(6)
HSBC	USD	6,081	PLN	22,300	12/10/18	(265)
HSBC	USD	112	RON	447	11/26/18	(3)
HSBC	USD	129	RON	520	11/26/18	(3)
HSBC	USD	423	RON	1,689	11/26/18	(13)
HSBC	USD	257	RUB	17,889	02/06/19	11
HSBC	USD	129	THB	4,151	12/06/18	(4)
HSBC	USD	146	THB	4,856	12/06/18	1
HSBC	USD	260	THB	8,627	12/06/18	—
HSBC	USD	2,047	THB	67,773	12/06/18	—
HSBC	USD	142	TRY	921	11/13/18	22
HSBC	USD	153	TRY	697	11/13/18	(29)
HSBC	USD	153	TRY	698	11/13/18	(29)
HSBC	USD	153	TRY	698	11/13/18	(29)
HSBC	USD	153	TRY	702	11/13/18	(28)
HSBC	USD	154	TRY	732	11/13/18	(24)
HSBC	USD	174	TRY	1,124	11/13/18	26
HSBC	USD	177	TRY	813	11/13/18	(33)
HSBC	USD	179	TRY	817	11/13/18	(34)
HSBC	USD	179	TRY	817	11/13/18	(34)
HSBC	USD	180	TRY	920	11/13/18	(17)
HSBC	USD	191	TRY	976	11/13/18	(18)
HSBC	USD	200	TRY	912	11/13/18	(38)
HSBC	USD	284	TRY	1,351	11/13/18	(44)
HSBC	USD	417	TRY	1,913	11/13/18	(77)
HSBC	USD	423	TRY	1,833	11/13/18	(97)
HSBC	USD	463	TRY	2,204	11/13/18	(72)
HSBC	USD	494	TRY	2,522	11/13/18	(46)
HSBC	USD	620	TRY	4,081	11/13/18	105
HSBC	USD	680	TRY	4,517	11/13/18	122
HSBC	USD	218	ZAR	3,324	11/26/18	7
HSBC	USD	492	ZAR	7,610	11/26/18	22
HSBC	ARS	2,727	USD	72	11/23/18	(2)
HSBC	ARS	5,195	USD	136	11/23/18	(5)
HSBC	ARS	15,603	USD	410	11/23/18	(13)
HSBC	ARS	3,796	USD	100	11/26/18	(3)
HSBC	ARS	3,804	USD	100	11/26/18	(3)
HSBC	ARS	6,049	USD	159	11/26/18	(4)
HSBC	ARS	6,320	USD	165	11/28/18	(5)
HSBC	ARS	14,879	USD	390	11/28/18	(11)
HSBC	ARS	7,057	USD	187	11/29/18	(3)
HSBC	BRL	480	USD	118	02/04/19	(10)
HSBC	BRL	483	USD	118	02/04/19	(11)
HSBC	BRL	967	USD	237	02/04/19	(21)
HSBC	BRL	2,799	USD	699	02/04/19	(47)
HSBC	BRL	3,652	USD	975	02/04/19	1
HSBC	BRL	4,199	USD	1,048	02/04/19	(72)
HSBC	BRL	4,820	USD	1,186	02/04/19	(99)
HSBC	CLP	232,059	USD	363	02/04/19	29
HSBC	COP	1,932,613	USD	637	02/07/19	38

See accompanying notes which are an integral part of the financial statements.

796 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	COP	2,441,900	USD	795	02/07/19	40
HSBC	COP	5,123,600	USD	1,639	02/07/19	54
HSBC	COP	5,123,600	USD	1,638	02/07/19	52
HSBC	COP	5,123,600	USD	1,640	02/07/19	55
HSBC	CZK	5,151	USD	233	02/19/19	6
HSBC	HUF	12,604	USD	46	12/10/18	2
HSBC	HUF	38,594	USD	137	12/10/18	2
HSBC	IDR	283,014	USD	18	02/04/19	—
HSBC	IDR	2,594,010	USD	176	02/04/19	8
HSBC	IDR	2,594,010	USD	176	02/04/19	8
HSBC	IDR	2,594,010	USD	175	02/04/19	8
HSBC	IDR	2,594,050	USD	176	02/04/19	8
HSBC	ILS	5,108	USD	1,399	12/10/18	21
HSBC	MXN	1,337	USD	71	11/30/18	5
HSBC	MXN	4,512	USD	230	11/30/18	9
HSBC	MXN	10,202	USD	540	11/30/18	40
HSBC	PHP	23	USD	—	02/04/19	—
HSBC	THB	7,331	USD	224	12/06/18	3
HSBC	TRY	343	USD	79	11/13/18	18
HSBC	TRY	701	USD	147	11/13/18	22
HSBC	TRY	754	USD	170	11/13/18	36
HSBC	TRY	1,607	USD	262	11/13/18	(23)
HSBC	TRY	1,741	USD	249	11/13/18	(60)
HSBC	TRY	2,680	USD	437	11/13/18	(39)
HSBC	TRY	6,572	USD	1,072	11/13/18	(95)
HSBC	TRY	7,364	USD	1,684	11/13/18	376
HSBC	TRY	12,153	USD	2,538	11/13/18	379
HSBC	ZAR	474	USD	32	11/26/18	—
HSBC	ZAR	3,060	USD	214	11/26/18	7
HSBC	ZAR	5,512	USD	366	11/26/18	(7)
HSBC	ZAR	10,354	USD	753	11/26/18	53
JPMorgan Chase	USD	216	EUR	190	11/16/18	(1)
JPMorgan Chase	USD	4,150	EUR	3,596	11/16/18	(72)
JPMorgan Chase	EUR	190	USD	216	11/01/18	1
JPMorgan Chase	EUR	190	USD	216	11/01/18	1
Morgan Stanley	EUR	1,414	USD	1,627	11/16/18	24
Royal Bank of Canada	USD	6,958	EUR	5,952	12/19/18	(187)
Royal Bank of Canada	USD	1,631	GBP	1,247	12/19/18	(34)
Royal Bank of Canada	USD	2,915	JPY	325,951	11/26/18	(21)
Royal Bank of Canada	USD	8,733	JPY	963,846	12/19/18	(158)
Royal Bank of Canada	CAD	3,736	USD	2,843	12/19/18	3
Royal Bank of Canada	JPY	423	USD	4	11/05/18	—
Royal Bank of Canada	JPY	3,395,400	USD	30,153	12/19/18	(57)
Standard Chartered	USD	6,866	CAD	8,906	11/26/18	(99)
Standard Chartered	USD	558	CNY	3,850	12/19/18	(7)
State Street	USD	3,514	AUD	4,940	12/19/18	(14)
State Street	USD	360	EUR	310	11/16/18	(8)
State Street	USD	6,954	EUR	5,952	12/19/18	(184)
State Street	USD	1,632	GBP	1,247	12/19/18	(34)
State Street	USD	2,275	HKD	17,830	12/19/18	1
State Street	USD	8,734	JPY	963,846	12/19/18	(158)
State Street	USD	882	NZD	1,338	11/26/18	(9)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 797

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	538	SEK	4,840	12/19/18	(7)
State Street	USD	176	ZAR	2,710	12/19/18	7
State Street	CAD	3,736	USD	2,844	12/19/18	3
State Street	CAD	221	USD	170	01/25/19	2
State Street	CAD	221	USD	170	01/25/19	2
State Street	CAD	222	USD	171	01/25/19	2
State Street	CHF	170	USD	176	12/19/18	6
State Street	EUR	255	USD	302	11/16/18	13
State Street	EUR	356	USD	410	11/16/18	6
State Street	EUR	493	USD	570	11/16/18	11
State Street	EUR	618	USD	719	11/16/18	19
State Street	EUR	638	USD	741	11/16/18	17
State Street	EUR	1,018	USD	1,179	11/16/18	25
State Street	EUR	1,414	USD	1,624	11/16/18	21
State Street	EUR	1,963	USD	2,309	11/16/18	83
State Street	GBP	6,123	USD	8,134	01/25/19	273
State Street	ILS	10,548	USD	2,905	11/26/18	64
State Street	INR	7,620	USD	103	12/19/18	1
State Street	JPY	2,268,000	USD	20,079	12/19/18	(101)
State Street	KRW	9,298,950	USD	8,260	12/19/18	101
State Street	MXN	44,540	USD	2,277	12/19/18	100
State Street	NOK	8,070	USD	965	12/19/18	6
State Street	RUB	395,640	USD	5,549	12/19/18	(422)
State Street	SGD	1,090	USD	792	12/19/18	4
State Street	TWD	90,790	USD	2,961	12/19/18	18
UBS	USD	196	EUR	168	11/16/18	(6)
UBS	EUR	1,414	USD	1,646	11/16/18	43
UBS	EUR	1,414	USD	1,646	11/16/18	42
Westpac	USD	6,956	EUR	5,952	12/19/18	(185)
Westpac	USD	1,632	GBP	1,247	12/19/18	(34)
Westpac	USD	8,735	JPY	963,846	12/19/18	(159)
Westpac	AUD	2,859	USD	2,041	11/26/18	16
Westpac	CAD	3,736	USD	2,843	12/19/18	3
Westpac	CHF	862	USD	874	11/26/18	16
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(1,787)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Goldman Sachs	USD	19,028	1 Month LIBOR(1)	01/12/45	—	(32)	(32)
Markit IOS Index	JPMorgan Chase	USD	19,028	1 Month LIBOR(1)	01/12/45	—	32	32
Total Open Total Return Swap Contracts (å)						—	—	—

See accompanying notes which are an integral part of the financial statements.

798 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	76,343	2.988%(3)	Three Month LIBOR(2)	09/25/20	—	(65)	(65)
Barclays	USD	332,708	Three Month LIBOR(2)	3.050%(3)	12/19/20	125	371	496
Barclays	USD	4,922	Three Month LIBOR(2)	3.134%(3)	10/15/23	—	(2)	(2)
Barclays	USD	9,988	3.155%(3)	Three Month LIBOR(2)	10/15/23	—	13	13
Barclays	USD	237,545	Three Month LIBOR(2)	3.100%(3)	12/19/23	479	107	586
Barclays	USD	5,207	2.936%(3)	Three Month LIBOR(2)	09/25/28	—	(124)	(124)
Barclays	USD	5,566	Three Month LIBOR(2)	3.138%(3)	09/25/28	—	35	35
Barclays	USD	10,413	Three Month LIBOR(2)	3.026%(3)	09/25/28	—	166	166
Barclays	USD	36,272	Three Month LIBOR(2)	3.131%(3)	09/25/28	—	248	248
Barclays	USD	6,033	Three Month LIBOR(2)	3.133%(3)	09/26/28	—	41	41
Barclays	USD	9,409	3.122%(3)	Three Month LIBOR(2)	09/26/28	—	(72)	(72)
Barclays	USD	11,574	3.138%(3)	Three Month LIBOR(2)	09/26/28	—	(72)	(72)
Barclays	USD	2,259	3.154%(3)	Three Month LIBOR(2)	09/27/28	—	(11)	(11)
Barclays	USD	10,723	Three Month LIBOR(2)	3.143%(3)	09/28/28	—	63	63
Barclays	USD	1,570	3.116%(3)	Three Month LIBOR(2)	10/01/28	—	(13)	(13)
Barclays	USD	7,966	Three Month LIBOR(2)	3.122%(3)	10/02/28	—	63	63
Barclays	USD	3,878	3.134%(3)	Three Month LIBOR(2)	10/03/28	—	(27)	(27)
Barclays	GBP	1,000	Six Month LIBOR(3)	1.706%(3)	10/04/28	—	(14)	(14)
Barclays	USD	2,968	Three Month LIBOR(2)	3.125%(3)	10/04/28	—	23	23
Barclays	USD	11,019	Three Month LIBOR(2)	3.105%(3)	10/04/28	—	104	104
Barclays	USD	8,354	3.208%(3)	Three Month LIBOR(2)	10/05/28	—	(4)	(4)
Barclays	USD	15,282	3.135%(3)	Three Month LIBOR(2)	10/05/28	—	(104)	(104)
Barclays	USD	5,896	3.256%(3)	Three Month LIBOR(2)	10/09/28	—	21	21
Barclays	USD	7,810	2.970%(3)	Three Month LIBOR(2)	10/09/28	—	(165)	(165)
Barclays	USD	15,619	Three Month LIBOR(2)	3.050%(3)	10/09/28	—	222	222
Barclays	USD	3,106	Three Month LIBOR(2)	3.270%(3)	10/11/28	—	(15)	(15)
Barclays	USD	4,851	3.258%(3)	Three Month LIBOR(2)	10/11/28	—	18	18
Barclays	USD	3,895	3.271%(3)	Three Month LIBOR(2)	10/12/28	—	19	19
Barclays	USD	5,207	3.015%(3)	Three Month LIBOR(2)	10/16/28	—	(91)	(91)
Barclays	USD	6,343	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	—	—
Barclays	USD	8,713	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	—	—
Barclays	USD	10,413	Three Month LIBOR(2)	3.100%(3)	10/16/28	—	105	105
Barclays	USD	6,513	3.222%(3)	Three Month LIBOR(2)	10/18/28	—	2	2
Barclays	USD	5,065	3.264%(3)	Three Month LIBOR(2)	10/22/28	—	19	19
Barclays	USD	5,663	3.271%(3)	Three Month LIBOR(2)	10/22/28	—	25	25
Barclays	USD	7,712	Three Month LIBOR(2)	3.259%(3)	10/24/28	—	(25)	(25)
Barclays	USD	4,248	3.210%(3)	Three Month LIBOR(2)	10/25/28	—	(4)	(4)
Barclays	USD	7,553	3.214%(3)	Three Month LIBOR(2)	10/25/28	—	(4)	(4)
Barclays	USD	2,208	Three Month LIBOR(2)	3.215%(3)	10/26/28	—	1	1
Barclays	USD	219	Three Month LIBOR(2)	3.167%(3)	10/30/28	—	1	1
Barclays	USD	13,891	3.160%(3)	Three Month LIBOR(2)	10/30/28	—	(74)	(74)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 799

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	9,955	Three Month LIBOR(2)	3.162%(3)	10/31/28	—	52	52
Barclays	USD	53,044	3.167%(3)	Three Month LIBOR(2)	11/01/28	—	(254)	(254)
Barclays	USD	75,218	Three Month LIBOR(2)	3.169%(3)	11/01/28	—	355	355
Barclays	USD	3,230	Three Month LIBOR(2)	3.216%(3)	11/02/28	—	—	—
Barclays	USD	448	Three Month LIBOR(2)	3.204%(3)	11/07/28	—	1	1
Barclays	USD	114,651	3.150%(3)	Three Month LIBOR(2)	12/19/28	(88)	(755)	(843)
Barclays	USD	8,238	3.200%(3)	Three Month LIBOR(2)	12/19/48	45	(202)	(157)
BNP Paribas	GBP	650	Six Month LIBOR(3)	1.559%(3)	10/10/23	—	(8)	(8)
Citigroup	EUR	1,100	1.059%(4)	Six Month EUROBOR(3)	02/01/28	—	30	30
Citigroup	EUR	1,100	Six Month EUROBOR(3)	0.000%(4)	02/01/28	—	1	1
Goldman Sachs	USD	1,350	Three Month LIBOR(2)	3.262%(3)	10/09/28	—	(6)	(6)
JPMorgan Chase	HUF	583,899	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	86	86
JPMorgan Chase	GBP	475	Six Month LIBOR(3)	1.430%(3)	05/17/23	—	(4)	(4)
JPMorgan Chase	GBP	340	Six Month LIBOR(3)	1.346%(3)	06/11/23	—	(1)	(1)
JPMorgan Chase	USD	885	Three Month LIBOR(2)	3.003%(3)	09/17/23	—	4	4
JPMorgan Chase	GBP	800	Six Month LIBOR(3)	1.446%(3)	10/01/23	—	(4)	(4)
JPMorgan Chase	EUR	189	Six Month EUROBOR(3)	1.339%(4)	03/05/28	—	—	—
JPMorgan Chase	EUR	450	0.865%(4)	Six Month EUROBOR(3)	07/24/28	—	(2)	(2)
JPMorgan Chase	EUR	450	Six Month EUROBOR(3)	0.000%(4)	07/24/28	—	—	—
JPMorgan Chase	GBP	400	Six Month LIBOR(3)	1.658%(3)	10/01/28	—	(3)	(3)
JPMorgan Chase	USD	1,200	Three Month LIBOR(2)	3.291%(3)	10/11/28	—	(8)	(8)
Merrill Lynch	GBP	825	Six Month LIBOR(3)	1.424%(3)	10/03/23	—	(3)	(3)
Merrill Lynch	GBP	400	Six Month LIBOR(3)	1.637%(3)	10/03/28	—	(2)	(2)
Merrill Lynch	GBP	300	Six Month LIBOR(3)	1.799%(3)	10/10/28	—	(8)	(8)
Total Open Interest Rate Swap Contracts (å)						561	50	611

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
American Airlines	JPMorgan Chase	Sell	0.681%	USD	445	5.000	%(2)	06/20/20	34	(1)	33
ArcelorMittal	Citigroup	Sell	1.636%	EUR	40	5.000	%(2)	06/20/23	13	(6)	7
ArcelorMittal	Citigroup	Sell	1.636%	EUR	359	5.000	%(2)	06/20/23	74	(10)	64
ArcelorMittal	JPMorgan Chase	Sell	1.805%	EUR	180	5.000	%(2)	12/20/23	37	(4)	33
Barclays	BNP Paribas	Sell	0.552%	EUR	490	1.000	%(2)	06/20/19	3	(1)	2
Barclays	JPMorgan Chase	Sell	0.703%	EUR	325	1.000	%(2)	12/20/23	6	—	6
Barclays	BNP Paribas	Sell	1.312%	EUR	975	1.000	%(2)	12/20/23	(9)	(7)	(16)

See accompanying notes which are an integral part of the financial statements.

800 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CVS Health	BNP Paribas	Sell	0.598%	USD	990	1.000	%(2)	06/20/23	14	4	18
CVS Health	Goldman Sachs	Sell	0.694%	USD	475	1.000	%(2)	12/20/23	8	(1)	7
Danske Bank	Barclays	Sell	0.798%	EUR	490	1.000	%(2)	12/20/23	5	1	6
General Electric
Company	Barclays	Sell	1.405%	USD	580	1.000	%(2)	12/20/23	2	(12)	(10)
General Electric
Company	Barclays	Sell	1.405%	USD	380	1.000	%(2)	12/20/23	—	(7)	(7)
General Electric
Company	Barclays	Sell	1.405%	USD	380	1.000	%(2)	12/20/23	(2)	(5)	(7)
International Paper
Co.	JPMorgan Chase	Sell	0.758%	USD	955	1.000	%(2)	06/20/23	9	2	11
International Paper
Co.	JPMorgan Chase	Sell	0.758%	USD	450	1.000	%(2)	06/20/23	5	—	5
JPMorgan Chase	Merrill Lynch	Sell	0.208%	USD	570	1.000	%(2)	12/20/18	1	—	1
Lincoln National
Corporation	JPMorgan Chase	Sell	0.924%	USD	720	1.000	%(2)	12/20/23	7	(4)	3
MetLife, Inc.	Citigroup	Sell	0.717%	USD	375	1.000	%(2)	12/20/23	6	—	6
Total Open Corporate Issues Contracts									213	(51)	162

Credit Indices
					Fund
					(Pays)/			Premiums
		Purchase/Sell	Notional		Receives		Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Amount		Fixed Rate		Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Bank of America	Purchase	USD	800	(1.000	%)(2)	12/20/23	38	(1)	37
CDX NA High Yield
Index	Bank of America	Purchase	USD	116,500	(5.000	%)(2)	12/20/23	(8,242)	1,512	(6,730)
CDX NA High Yield
Index	BNP Paribas	Purchase	USD	1,550	(5.000	%)(2)	12/20/23	(74)	(16)	(90)
CDX NA High Yield
Index	Goldman Sachs	Purchase	USD	380	(5.000	%)(2)	12/20/23	(22)	—	(22)
CDX NA High Yield
Index	Goldman Sachs	Purchase	USD	800	(5.000	%)(2)	12/20/23	(47)	1	(46)
CDX NA High Yield
Index	Morgan Stanley	Purchase	USD	800	(5.000	%)(2)	12/20/23	(49)	3	(46)
CDX NA Investment
Grade Index	Bank of America	Sell	USD	54,000	1.000	%(2)	12/20/23	1,021	(162)	859
CMBX NA Index	Bank of America	Sell	USD	1,194	3.000	%(2)	05/11/63	(134)	(32)	(166)
CMBX NA Index	Bank of America	Sell	USD	91	3.000	%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Bank of America	Sell	USD	170	3.000	%(2)	05/11/63	(20)	(4)	(24)
CMBX NA Index	Bank of America	Sell	USD	39	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Citigroup	Sell	USD	17	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Citigroup	Sell	USD	99	3.000	%(2)	05/11/63	(10)	(4)	(14)
CMBX NA Index	Citigroup	Sell	USD	22	3.000	%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Citigroup	Sell	USD	51	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Citigroup	Sell	USD	4	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell	USD	52	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Citigroup	Sell	USD	41	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Citigroup	Sell	USD	61	3.000	%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Citigroup	Sell	USD	24	3.000	%(2)	05/11/63	(3)	—	(3)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 801

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Citigroup	Purchase		USD	39	(2.000	%)(2)	05/11/63	—	1	1
CMBX NA Index	Citigroup	Sell		USD	89	3.000	%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Citigroup	Sell		USD	77	3.000	%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Citigroup	Sell		USD	21	3.000	%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Citigroup	Sell		USD	89	3.000	%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Credit Suisse	Sell		USD	51	3.000	%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Credit Suisse	Sell		USD	224	3.000	%(2)	05/11/63	(24)	(7)	(31)
CMBX NA Index	Credit Suisse	Sell		USD	1,809	3.000	%(2)	05/11/63	(312)	61	(251)
CMBX NA Index	Credit Suisse	Sell		USD	169	3.000	%(2)	05/11/63	(29)	6	(23)
CMBX NA Index	Credit Suisse	Purchase		USD	26	(3.000	%)(2)	01/17/47	2	—	2
CMBX NA Index	Credit Suisse	Sell		USD	142	3.000	%(2)	05/11/63	(15)	(5)	(20)
CMBX NA Index	Credit Suisse	Sell		USD	577	3.000	%(2)	05/11/63	(93)	13	(80)
CMBX NA Index	Credit Suisse	Sell		USD	256	3.000	%(2)	05/11/63	(50)	15	(35)
CMBX NA Index	Credit Suisse	Sell		USD	122	3.000	%(2)	05/11/63	(19)	2	(17)
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	104	3.000	%(2)	05/11/63	(10)	(4)	(14)
CMBX NA Index	Credit Suisse	Sell		USD	70	3.000	%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Credit Suisse	Sell		USD	147	3.000	%(2)	05/11/63	(17)	(3)	(20)
CMBX NA Index	Credit Suisse	Sell		USD	113	3.000	%(2)	05/11/63	(13)	(3)	(16)
CMBX NA Index	Credit Suisse	Sell		USD	186	3.000	%(2)	05/11/63	(21)	(5)	(26)
CMBX NA Index	Credit Suisse	Sell		USD	48	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Credit Suisse	Sell		USD	111	3.000	%(2)	05/11/63	(12)	(4)	(16)
CMBX NA Index	Credit Suisse	Sell		USD	191	3.000	%(2)	05/11/63	(26)	(1)	(27)
CMBX NA Index	Credit Suisse	Sell		USD	318	3.000	%(2)	05/11/63	(30)	(14)	(44)
CMBX NA Index	Credit Suisse	Sell		USD	163	3.000	%(2)	05/11/63	(16)	(7)	(23)
CMBX NA Index	Credit Suisse	Sell		USD	175	3.000	%(2)	05/11/63	(17)	(7)	(24)
CMBX NA Index	Credit Suisse	Sell		USD	177	3.000	%(2)	05/11/63	(17)	(8)	(25)
CMBX NA Index	Goldman Sachs	Sell		USD	3,234	3.000	%(2)	05/11/63	(319)	(129)	(448)
CMBX NA Index	Goldman Sachs	Sell		USD	1,003	3.000	%(2)	05/11/63	(167)	28	(139)
CMBX NA Index	Goldman Sachs	Sell		USD	3,200	3.000	%(2)	05/11/63	(519)	75	(444)
CMBX NA Index	Goldman Sachs	Sell		USD	163	3.000	%(2)	05/11/63	(25)	2	(23)
CMBX NA Index	Goldman Sachs	Sell		USD	75	3.000	%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Goldman Sachs	Sell		USD	38	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Goldman Sachs	Sell		USD	114	3.000	%(2)	05/11/63	(13)	(3)	(16)
CMBX NA Index	Goldman Sachs	Sell		USD	41	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Goldman Sachs	Sell		USD	177	3.000	%(2)	05/11/63	(27)	2	(25)
CMBX NA Index	Goldman Sachs	Sell		USD	27	3.000	%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,124	3.000	%(2)	05/11/63	(466)	33	(433)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(62)	8	(54)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(61)	8	(53)

See accompanying notes which are an integral part of the financial statements.

802 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell		USD	773	3.000	%(2)	05/11/63	(122)	15	(107)
CMBX NA Index	JPMorgan Chase	Sell		USD	192	3.000	%(2)	05/11/63	(31)	4	(27)
CMBX NA Index	JPMorgan Chase	Sell		USD	55	3.000	%(2)	05/11/63	(5)	(3)	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(129)	24	(105)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,123	3.000	%(2)	05/11/63	(505)	72	(433)
CMBX NA Index	JPMorgan Chase	Sell		USD	2,794	3.000	%(2)	05/11/63	(452)	65	(387)
CMBX NA Index	JPMorgan Chase	Sell		USD	112	3.000	%(2)	05/11/63	(16)	—	(16)
CMBX NA Index	JPMorgan Chase	Purchase		USD	88	(3.000	%)(2)	01/17/47	7	(1)	6
CMBX NA Index	JPMorgan Chase	Sell		USD	39	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	118	3.000	%(2)	05/11/63	(12)	(4)	(16)
CMBX NA Index	JPMorgan Chase	Sell		USD	58	3.000	%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(130)	25	(105)
CMBX NA Index	JPMorgan Chase	Sell		USD	116	3.000	%(2)	05/11/63	(11)	(5)	(16)
CMBX NA Index	JPMorgan Chase	Sell		USD	40	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	JPMorgan Chase	Purchase		USD	88	(3.000	%)(2)	01/17/47	7	(1)	6
CMBX NA Index	JPMorgan Chase	Purchase		USD	163	(3.000	%)(2)	01/17/47	11	(1)	10
CMBX NA Index	JPMorgan Chase	Sell		USD	119	3.000	%(2)	05/11/63	(13)	(3)	(16)
CMBX NA Index	JPMorgan Chase	Sell		USD	153	3.000	%(2)	05/11/63	(14)	(7)	(21)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,012	3.000	%(2)	05/11/63	(445)	28	(417)
CMBX NA Index	JPMorgan Chase	Sell		USD	225	3.000	%(2)	05/11/63	(27)	(4)	(31)
CMBX NA Index	JPMorgan Chase	Sell		USD	76	3.000	%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	1	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	JPMorgan Chase	Sell		USD	57	3.000	%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	88	3.000	%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	JPMorgan Chase	Sell		USD	10	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	JPMorgan Chase	Sell		USD	203	3.000	%(2)	05/11/63	(31)	3	(28)
CMBX NA Index	JPMorgan Chase	Sell		USD	67	3.000	%(2)	05/11/63	(10)	1	(9)
CMBX NA Index	JPMorgan Chase	Sell		USD	61	3.000	%(2)	05/11/63	(9)	1	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	316	3.000	%(2)	05/11/63	(47)	3	(44)
CMBX NA Index	JPMorgan Chase	Sell		USD	17	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	93	3.000	%(2)	05/11/63	(9)	(4)	(13)
CMBX NA Index	Merrill Lynch	Sell		USD	5	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	41	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	9	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	502	3.000	%(2)	01/17/47	(40)	9	(31)
CMBX NA Index	Morgan Stanley	Sell		USD	85	3.000	%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000	%(2)	05/11/63	(42)	(6)	(48)
CMBX NA Index	Morgan Stanley	Sell		USD	910	3.000	%(2)	05/11/63	(110)	(16)	(126)
CMBX NA Index	Morgan Stanley	Sell		USD	631	3.000	%(2)	05/11/63	(76)	(11)	(87)
CMBX NA Index	Morgan Stanley	Sell		USD	289	3.000	%(2)	05/11/63	(48)	8	(40)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 803

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Morgan Stanley	Sell		USD	84	3.000	%(2)	05/11/63	(9)	(3)	(12)
CMBX NA Index	Morgan Stanley	Sell		USD	201	3.000	%(2)	05/11/63	(20)	(8)	(28)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000	%(2)	05/11/63	(9)	(4)	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	203	3.000	%(2)	05/11/63	(26)	(2)	(28)
CMBX NA Index	Morgan Stanley	Sell		USD	307	3.000	%(2)	05/11/63	(29)	(14)	(43)
CMBX NA Index	Morgan Stanley	Sell		USD	2	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	5	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	35	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	100	3.000	%(2)	05/11/63	(12)	(2)	(14)
CMBX NA Index	Morgan Stanley	Sell		USD	39	2.000	%(2)	05/11/63	—	(1)	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	51	3.000	%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Morgan Stanley	Purchase		USD	137	(3.000	%)(2)	01/17/47	9	—	9
CMBX NA Index	Morgan Stanley	Sell		USD	40	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	83	3.000	%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	36	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	48	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000	%(2)	05/11/63	(10)	(3)	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	316	3.000	%(2)	05/11/63	(47)	3	(44)
CMBX NA Index	Morgan Stanley	Sell		USD	80	3.000	%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	19	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000	%(2)	05/11/63	—	—	—
Total Open Credit Indices Contracts									(12,605)	1,461	(11,144)
Total Open Credit Default Swap Contracts (å)									(12,392)	1,410	(10,982)

See accompanying notes which are an integral part of the financial statements.

804 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$5,750	$—	$—	$5,750	0.4
Corporate Bonds and Notes	—	180,335	—	—	180,335	14.2
Financial Services	—	1,033	—	—	1,033	0.1
International Debt	—	105,357	781	—	106,138	8.3
Loan Agreements	—	146,240	—	—	146,240	11.5
Mortgage-Backed Securities	—	155,478	11,896	—	167,374	13.1
Non-US Bonds	—	57,042	—	—	57,042	4.5
United States Government Treasuries	—	2,090	—	—	2,090	0.2
Common Stocks
Consumer Discretionary	12,567	20,643	—	—	33,210	2.6
Consumer Staples	12,489	9,822	—	—	22,311	1.8
Energy	12,567	5,363	—	—	17,930	1.4
Financial Services	68,792	38,916	—	—	107,708	8.4
Health Care	25,164	12,618	—	—	37,782	3.0
Materials and Processing	18,428	15,888	—	—	34,316	2.7
Producer Durables	22,908	28,394	1,531	—	52,833	4.1
Technology	37,337	8,053	131	—	45,521	3.6
Utilities	27,326	19,954	—	—	47,280	3.7
Preferred Stocks	23,280	5,606	—	—	28,886	2.3
Options Purchased	326	362	—	—	688	0.1
Short-Term Investments	—	53,173	80	124,311	177,564	14.0
Other Securities	—	—	—	27,051	27,051	2.1
Total Investments	261,184	872,117	14,419	151,362	1,299,082	102.1
Other Assets and Liabilities, Net						(2.1)
						100.0
Other Financial Instruments
Assets
Futures Contracts	27,049	—	—	—	27,049	2.1
Foreign Currency Exchange Contracts	1	3,620	—	—	3,621	0.3
Total Return Swap Contracts	—	32	—	—	32	— *
Interest Rate Swap Contracts	—	2,800	—	—	2,800	0.2
Credit Default Swap Contracts	—	1,132	—	—	1,132	0.1

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 805

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Liabilities
Futures Contracts	(12,935)	—	—	—	(12,935)	(1.0)
Options Written	(1,106)	(436)	—	—	(1,542)	(0.1)
Foreign Currency Exchange Contracts	—	(5,408)	—	—	(5,408)	(0.4)
Total Return Swap Contracts	—	(32)	—	—	(32)	(— *)
Interest Rate Swap Contracts	—	(2,189)	—	—	(2,189)	(0.2)
Credit Default Swap Contracts	—	(12,114)	—	—	(12,114)	(1.0)
Total Other Financial Instruments**	$13,009	$(12,595)	$—	$—	$414

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	10/31/2018	10/31/2018
Long-Term Investments
Asset Backed Securities	$2,498	$—	$979	$—	$(40)	$—	$1,433	$(46)	$—	$—
International Debt	—	781	—	—	—	—	—	—	781	—
Mortgage-Backed
Securities	3,188	10,366	1,259	—	(472)	614	420	(121)	11,896	(121)
Common Stocks
Consumer Discretionary	—	12	—	—	—	—	—	(12)	—	—
Financial Services	37	—	27	—	(15)	—	—	5	—	—
Health Care	119	—	120	—	30	—	—	(29)	—	—
Producer Durables	—	1,489	—	—	—	—	—	42	1,531	42
Technology	103	191	191	—	—	—	—	28	131	28
Warrants & Rights	104	—	—	—	—	—	—	(104)	—	—
Short-Term Investments	—	86	6	—	—	—	—	—	80	—
Total Investments	$6,049	$12,925	$2,582	$—	$(497)	$614	$1,853	$(237)	$14,419	$(51)

See accompanying notes which are an integral part of the financial statements.

806 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	345
Australia	12,967
Austria	1,914
Belgium	217
Bermuda	5,767
Brazil	7,144
Canada	49,009
Cayman Islands	8,737
Chile	2,745
China	7,692
Colombia	8,477
Czech Republic	2,867
Denmark	3,539
Finland	888
France	15,877
Germany	7,549
Ghana	25
Greece	1,045
Guernsey	848
Hong Kong	11,882
Hungary	2,931
India	2,074
Indonesia	4,618
Ireland	4,858
Isle of Man	280
Israel	450
Italy	5,738
Japan	75,843
Jersey	2,348
Luxembourg	12,790
Marshall Islands	2,858
Mauritius	917
Mexico	9,216
Monaco	603
Netherlands	7,012
New Zealand	284
Norway	3,847
Peru	1,265
Philippines	147
Portugal	828
Puerto Rico	1,039
Romania	1,232
Russia	13,421
Singapore	5,514
South Africa	8,093
South Korea	7,824
Spain	2,930
Sweden	2,929
Switzerland	12,193

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 807

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Thailand	3,070
Turkey	2,753
Ukraine	1,734
United Kingdom	24,736
United States	917,947
Virgin Islands, British	5,226
Total Investments	1,299,082

See accompanying notes which are an integral part of the financial statements.

808 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$257	$—	$—	$431
Unrealized appreciation on foreign currency exchange contracts	—	—	3,621	—
Variation margin on futures contracts**	27,025	—	—	24
Total return swap contracts, at fair value	32	—	—	—
Interest rate swap contracts, at fair value	—	—	—	2,800
Credit default swap contracts, at fair value	—	1,132	—	—
Total	$27,314	$1,132	$3,621	$3,255

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$11,538	$—	$—	$1,397
Unrealized depreciation on foreign currency exchange contracts	—	—	5,408	—
Options written, at fair value	—	—	—	1,542
Total return swap contracts, at fair value	32	—	—	—
Interest rate swap contracts, at fair value	—	—	—	2,189
Credit default swap contracts, at fair value	—	12,114	—	—
Total	$11,570	$12,114	$5,408	$5,128
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$19,855	$—	$—	$(9,148)
Futures contracts	(41,344)	—	—	(71)
Options written	1,771	—	—	4,021
Interest rate swap contracts	—	—	—	3,965
Credit default swap contracts	—	(2,841)	—	—
Foreign currency exchange contracts	—	—	(917)	—
Total	$(19,718)	$(2,841)	$(917)	$(1,233)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(6,576)	$—	$—	$88
Futures contracts	16,914	—	—	(1,520)
Options written	—	—	—	(985)
Total return swap contracts	2	—	—	—
Interest rate swap contracts	—	—	—	57
Credit default swap contracts	—	1,726	—	—
Foreign currency exchange contracts	—	—	(3,013)	—
Total	$10,340	$1,726	$(3,013)	$(2,360)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 809

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$688	$—	$688
Securities on Loan*	Investments, at fair value	25,922	—	25,922
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,621	—	3,621
Total Return Swap Contracts	Total return swap contracts, at fair value	32	—	32
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	2,800	—	2,800
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,132	—	1,132
Total Financial and Derivative Assets		34,195	—	34,195
Financial and Derivative Assets not subject to a netting agreement		(3,954)	—	(3,954)
Total Financial and Derivative Assets subject to a netting agreement		$30,241	$—	$30,241

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$27	$7	$—	$20
Bank of Montreal	344	3	—	341
Barclays	11,790	6	11,784	—
BNP Paribas	30	30	—	—
Brown Brothers Harriman	44	—	—	44
Citigroup	1,024	202	696	126
Commonwealth Bank of Australia	104	—	—	104
Credit Suisse	1,680	2	1,678	—
Goldman Sachs	6,990	198	6,792	—
HSBC	2,142	1,973	67	102
ING	297	—	297	—
JPMorgan Chase	214	196	—	18
Merrill Lynch	3,372	—	3,372	—
Morgan Stanley	75	9	42	24
Royal Bank of Canada	3	3	—	—
Societe Generale	1,151	—	1,151	—
State Street	783	265	300	218
UBS	136	6	130	—
Westpac	35	3	—	32
Total	$30,241	$2,903	$26,309	$1,029

See accompanying notes which are an integral part of the financial statements.

810 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$5,408	$—	$5,408
Options Written Contracts	Options written, at fair value	1,542	—	1,542
Total Return Swap Contracts	Total return swap contracts, at fair value	32	—	32
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	2,189	—	2,189
Credit Default Swap Contracts	Credit default swap contracts, at fair value	12,114	—	12,114
Total Financial and Derivative Liabilities		21,285	—	21,285
Financial and Derivative Liabilities not subject to a netting agreement		(9,024)	—	(9,024)
Total Financial and Derivative Liabilities subject to a netting agreement		$12,261	$—	$12,261

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$226	$7	$218	$1
Bank of Montreal	383	3	—	380
Barclays	24	6	18	—
BNP Paribas	142	30	—	112
Citigroup	691	202	113	376
Credit Suisse	722	2	720	—
Goldman Sachs	2,039	198	1,841	—
HSBC	1,973	1,973	—	—
JPMorgan Chase	3,577	196	3,381	—
Merrill Lynch	1	—	1	—
Morgan Stanley	601	9	592	—
Royal Bank of Canada	457	3	—	454
Standard Chartered	103	—	—	103
State Street	937	265	672	—
UBS	6	6	—	—
Westpac	379	3	—	376
Total	$12,261	$2,903	$7,556	$1,802

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 811

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,327,460
Investments, at fair value(*)(>)	1,299,082
Cash	651
Foreign currency holdings(^)	1,066
Unrealized appreciation on foreign currency exchange contracts	3,621
Receivables:
Dividends and interest	9,767
Dividends from affiliated funds	236
Investments sold	84,961
Fund shares sold	1,233
From broker(a)(b)(c)	32,367
Variation margin on futures contracts	16,855
Total return swap contracts, at fair value(8)	32
Interest rate swap contracts, at fair value(•)	2,800
Credit default swap contracts, at fair value(+)	1,132
Total assets	1,453,803

Liabilities
Payables:
Due to broker (d)(e)	1,582
Investments purchased	117,699
Fund shares redeemed	4,281
Accrued fees to affiliates	656
Other accrued expenses	316
Variation margin on futures contracts	8,610
Unfunded loan commitment	123
Unrealized depreciation on foreign currency exchange contracts	5,408
Options written, at fair value(x)	1,542
Payable upon return of securities loaned	27,051
Total return swap contracts, at fair value(8)	32
Interest rate swap contracts, at fair value(•)	2,189
Credit default swap contracts, at fair value(+)	12,114
Total liabilities	181,603

Net Assets	$1,272,200

See accompanying notes which are an integral part of the financial statements.

812 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(34,168)
Shares of beneficial interest	1,313
Additional paid-in capital	1,305,055
Net Assets	$1,272,200

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.67
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.26
Class A — Net assets	$8,808,486
Class A — Shares outstanding ($. 01 par value)	910,491
Net asset value per share: Class C(#)	$9.64
Class C — Net assets	$8,023,883
Class C — Shares outstanding ($. 01 par value)	832,260
Net asset value per share: Class E (#)	$9.79
Class E — Net assets	$70,576
Class E — Shares outstanding ($. 01 par value)	7,208
Net asset value per share: Class M(#)	$9.68
Class M — Net assets	$31,566,638
Class M — Shares outstanding ($. 01 par value)	3,260,958
Net asset value per share: Class S (#)	$9.69
Class S — Net assets	$941,557,661
Class S — Shares outstanding ($. 01 par value)	97,176,152
Net asset value per share: Class Y(#)	$9.70
Class Y — Net assets	$282,173,072
Class Y — Shares outstanding ($. 01 par value)	29,094,404
Amounts in thousands
(^) Foreign currency holdings - cost	$1,039
(x) Premiums received on options written	$964
(*) Securities on loan included in investments	$25,922
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$561
(+) Credit default swap contracts - premiums paid (received)	$(12,392)
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$151,362

(a) Receivable from Broker for Futures	$20,500
(b) Receivable from Broker for Swaps	$10,986
(c) Receivable from Broker for Forwards	$881
(d) Due to Broker for Swaps	$239
(e) Due to Broker for Options	$1,343
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 813

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$11,362
Dividends from affiliated funds	2,851
Interest	47,124
Securities lending income (net)	522
Total investment income	61,859

Expenses
Advisory fees	10,301
Administrative fees	659
Custodian fees	746
Distribution fees - Class A	30
Distribution fees - Class C	64
Distribution fees - Class T	—**
Transfer agent fees - Class A	24
Transfer agent fees - Class C	17
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	64
Transfer agent fees - Class S .	2,048
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	13
Professional fees	241
Registration fees	130
Shareholder servicing fees - Class C	21
Shareholder servicing fees - Class E	—**
Trustees’ fees	48
Printing fees	217
Miscellaneous	69
Expenses before reductions	14,692
Expense reductions	(4,613)
Net expenses	10,079
Net investment income (loss)	51,780

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,478
Investments in affiliated funds	(17)
Futures contracts	(41,415)
Options written	5,792
Foreign currency exchange contracts	(917)
Interest rate swap contracts	3,965
Credit default swap contracts	(2,841)
Foreign currency-related transactions	(290)
Net realized gain (loss)	(23,245)
Net change in unrealized appreciation (depreciation) on:
Investments	(62,794)
Investments in affiliated funds	(3)
Futures contracts	15,394
Options written	(985)
Foreign currency exchange contracts	(3,013)
Total return swap contracts	2
Interest rate swap contracts	57

See accompanying notes which are an integral part of the financial statements.

814 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Credit default swap contracts	1,726
Foreign currency-related transactions	205
Net change in unrealized appreciation (depreciation)	(49,411)
Net realized and unrealized gain (loss)	(72,656)
Net Increase (Decrease) in Net Assets from Operations	$(20,876)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 815

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,780	$35,544
Net realized gain (loss)	(23,245)	17,928
Net change in unrealized appreciation (depreciation)	(49,411)	35,947
Net increase (decrease) in net assets from operations	(20,876)	89,419

Distributions (i)
To shareholders
Class A	(500)	(363)
Class C	(291)	(186)
Class E .	(3)	(223)
Class M (1)	(1,432)	(230)
Class S	(44,647)	(23,908)
Class T (2)(3)	—	(1)
Class Y	(12,955)	(9,158)
Net decrease in net assets from distributions	(59,828)	(34,069)

Share Transactions*
Net increase (decrease) in net assets from share transactions	32,690	412,300
Total Net Increase (Decrease) in Net Assets	(48,014)	467,650

Net Assets
Beginning of period	1,320,214	852,564
End of period (ii)	$1,272,200	$1,320,214

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)    Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $305. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

816 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	341	$3,416	371	$3,700
Proceeds from reinvestment of distributions	42	426	30	297
Payments for shares redeemed	(767)	(7,664)	(147)	(1,464)
Net increase (decrease)	(384)	(3,822)	254	2,533
Class C
Proceeds from shares sold	396	3,982	297	2,966
Proceeds from reinvestment of distributions	29	290	18	178
Payments for shares redeemed	(398)	(3,984)	(260)	(2,602)
Net increase (decrease)	27	288	55	542
Class E
Proceeds from shares sold	—**	—***	65	626
Proceeds from reinvestment of distributions	—**	3	23	222
Payments for shares redeemed	(—)**	(8)	(2,521)	(24,549)
Net increase (decrease)	(—)**	(5)	(2,433)	(23,701)
Class M (1)
Proceeds from shares sold	2,532	25,485	2,928	29,956
Proceeds from reinvestment of distributions	143	1,432	22	230
Payments for shares redeemed	(2,269)	(22,748)	(95)	(971)
Net increase (decrease)	406	4,169	2,855	29,215
Class S
Proceeds from shares sold	32,373	326,254	60,541	614,221
Proceeds from reinvestment of distributions	4,438	44,582	2,394	23,854
Payments for shares redeemed	(38,933)	(390,554)	(20,684)	(207,463)
Net increase (decrease)	(2,122)	(19,718)	42,251	430,612
Class T (2)(3)
Proceeds from shares sold	—	—	10	100
Proceeds from reinvestment of distributions	—	—	—**	1
Payments for shares redeemed	(10)	(103)	—	—
Net increase (decrease)	(10)	(103)	10	101
Class Y
Proceeds from shares sold	11,217	115,158	3,514	34,714
Proceeds from reinvestment of distributions	1,291	12,955	923	9,158
Payments for shares redeemed	(7,546)	(76,232)	(7,097)	(70,874)
Net increase (decrease)	4,962	51,881	(2,660)	(27,002)
Total increase (decrease)	2,879	$32,690	40,332	$412,300

** Less than 500 shares.
*** Less than $500.
(1) For the period March 16, 2017 (inception date) to October 31, 2017.
(2) For the period June 7, 2017 (inception date) to October 31, 2017.
(3) For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 817

Russell Investment Company
Multi-Strategy Income Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	10.26	. 36	(. 53)	(. 17)	(. 33)	(. 09)
October 31, 2017	9.66	. 34	. 57	. 91	(. 31)	—
October 31, 2016	9.52	. 35	. 12	. 47	(. 33)	—
October 31, 2015(3)	10.00	. 16	(. 50)	(. 34)	(. 14)	—

Class C
October 31, 2018	10.23	. 27	(. 52)	(. 25)	(. 25)	(. 09)
October 31, 2017	9.64	. 26	. 57	. 83	(. 24)	—
October 31, 2016	9.51	. 27	. 13	. 40	(. 27)	—
October 31, 2015(3)	10.00	. 12	(. 49)	(. 37)	(. 12)	—

Class E
October 31, 2018	10.38	. 36	(. 53)	(. 17)	(. 33)	(. 09)
October 31, 2017	9.67	. 39	. 53	. 92	(. 21)	—
October 31, 2016	9.53	. 34	. 13	. 47	(. 33)	—
October 31, 2015(3)	10.00	. 15	(. 48)	(. 33)	(. 14)	—

Class M
October 31, 2018	10.27	. 39	(. 52)	(. 13)	(. 37)	(. 09)
October 31, 2017(9)	10.00	. 25	. 27	. 52	(. 25)	—

Class S
October 31, 2018	10.28	. 38	(. 53)	(. 15)	(. 35)	(. 09)
October 31, 2017	9.68	. 36	. 58	. 94	(. 34)	—
October 31, 2016	9.53	. 36	. 14	. 50	(. 35)	—
October 31, 2015(3)	10.00	. 17	(. 50)	(. 33)	(. 14)	—

Class Y
October 31, 2018	10.29	. 39	(. 52)	(. 13)	(. 37)	(. 09)
October 31, 2017	9.68	. 39	. 58	. 97	(. 36)	—
October 31, 2016	9.54	. 39	. 12	. 51	(. 37)	—
October 31, 2015(3)	10.00	. 18	(. 49)	(. 31)	(. 15)	—

See accompanying notes which are an integral part of the financial statements.

818 Multi-Strategy Income Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 42)	9.67	(1.78)	8,808	1.35	1.02	3.55	112
(. 31)	10.26	9.63	13,283	1.36	1.09	3.37	146
(. 33)	9.66	5.08	10,052	1.44	1.10	3.70	67
(. 14)	9.52	(3.40)	2,887	1.44	1.10	3.35	38

(. 34)	9.64	(2.48)	8,024	2.10	1.77	2.73	112
(. 24)	10.23	8.73	8,242	2.12	1.84	2.64	146
(. 27)	9.64	4.34	7,233	2.19	1.85	2.92	67
(. 12)	9.51	(3.71)	2,456	2.19	1.85	2.59	38

(. 42)	9.79	(1.74)	71	1.35	1.02	3.51	112
(. 21)	10.38	9.66	79	1.43	1.09	4.05	146
(. 33)	9.67	5.06	23,603	1.44	1.10	3.57	67
(. 14)	9.53	(3.25)	7,187	1.43	1.10	3.31	38

(. 46)	9.68	(1.39)	31,567	1.10	. 67	3.83	112
(. 25)	10.27	5.31	29,335	1.05	. 73	3.94	146

(. 44)	9.69	(1.50)	941,557	1.10	. 77	3.75	112
(. 34)	10.28	9.89	1,020,873	1.11	. 83	3.64	146
(. 35)	9.68	5.43	552,190	1.19	. 85	3.81	67
(. 14)	9.53	(3.27)	163,159	1.18	. 85	3.50	38

(. 46)	9.70	(1.31)	282,173	. 91	. 57	3.88	112
(. 36)	10.29	10.19	248,299	. 92	. 64	3.87	146
(. 37)	9.68	5.51	259,486	1.00	. 65	4.16	67
(. 15)	9.54	(3.09)	99,978	. 98	. 65	3.56	38

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 819

Russell Investment Company
Multi-Strategy Income Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$415,586
Administration fees	53,167
Distribution fees	7,331
Shareholder servicing fees	1,770
Transfer agent fees	170,131
Trustee fees	7,701
$655,686

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$10,020	$148,320	$131,289	$—	$—	$27,051	$422	$—
U. S. Cash Management Fund	185,400	1,978,890	2,039,959	(17)	(3)	124,311	2,851	—
	$195,420	$2,127,210	$2,171,248	$(17)	$(3)	$151,362	$3,273	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$1,319,891,007
Unrealized Appreciation	$57,510,585
Unrealized Depreciation	(91,980,778)
Net Unrealized Appreciation (Depreciation)	$(34,470,193)
Undistributed Ordinary Income	$4,378,707
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(3,839,766)
Tax Composition of Distributions
Ordinary Income	$55,055,846
Long-Term Capital Gains	$4,772,622

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(1)
Additional paid-in capital	1

See accompanying notes which are an integral part of the financial statements.

820 Multi-Strategy Income Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Multi-Asset Growth Strategy Fund - Class A‡			Multi-Asset Growth Strategy Fund - Class Y‡‡‡‡
	Total			Total
	Return			Return
1 Year	(8.54)%		1 Year	(2.56)%
Inception*	(1.88	)%§	Inception*	2.00	%§

Multi-Asset Growth Strategy Fund - Class C‡‡			S&P 500® Index**
				Total
	Total			Return
	Return		1 Year	7.35%
1 Year	(3.66)%		Inception*	10.64	%§
Inception*	1.17	%§

Multi-Asset Growth Strategy Fund - Class M‡‡‡
	Total
	Return
1 Year	(2.64)%
Inception*	1.96	%§

Multi-Asset Growth Strategy Fund - Class S
	Total
	Return
1 Year	(2.74)%
Inception*	1.82	%§

Multi-Asset Growth Strategy Fund 821

Russell Investment Company
Multi-Asset Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Multi-Asset Growth Strategy Fund (the “Fund”) employs	technology, healthcare, and consumer discretionary stocks
a multi-manager approach whereby portions of the Fund are	outperformed. The Fund’s strategic exposure to global equities
allocated to different money manager strategies. Fund assets not	hindered performance over the period as international markets
allocated to money managers are managed by Russell Investment	and emerging markets lagged due to political uncertainties,
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	slower economic growth, and trade war concerns.
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange	How did the investment strategies and techniques employed
Commission (“SEC”) permits RIM to engage or terminate a money	by the Fund and its money managers affect its benchmark
manager at any time, subject to approval by the Fund’s Board,	relative performance?
without a shareholder vote. Pursuant to the terms of the exemptive	In order to seek to achieve the Fund’s objective during the
order, the Fund is required to notify its shareholders within 90	period, RIM’s strategic asset allocation included traditional asset
days of when a money manager begins providing services. As of	classes such as equities, real assets, and fixed income, as well
October 31, 2018, the Fund had eighteen money managers.	as asset classes such as bank loans, high yield debt, emerging market local and hard currency debt, mortgage-backed securities
What is the Fund’s investment objective?	and other alternative strategies. RIM adapted the Fund’s asset
The Fund seeks to provide long term total return with lower	allocation over the period as market opportunities and risks
volatility than equity markets.	evolved. RIM continued to operate the Fund as a risk manager

How did the Fund perform relative to its benchmark for the	rather than risk taker during the period. The Fund maintained an
fiscal year ended October 31, 2018?	underweight position in U. S. equities relative to RIM’s long-term strategic weights, while keeping an overweight position in Europe
For the fiscal year ended October 31, 2018, the Fund’s Class	ex-UK and Japan equities relative to RIM’s strategic positioning.
A, Class C, Class M, Class S and Class Y Shares lost 2.93%,	In first quarter of 2018, RIM brought an underweight position
3.66%, 2.64%, 2.74% and 2.56% respectively. This is compared	in listed REITs back to neutral due to increasingly attractive
to the Fund’s benchmark, the S&P 500® Index, which gained	valuations. In the second quarter, RIM moved an emerging
7.35% during the same period. The Fund’s performance includes	markets equity overweight to neutral. This decision was informed
operating expenses, whereas index returns are unmanaged and do	by a combination of fading market momentum and less compelling
not include expenses of any kind.	cycle view on impacts from higher U. S. rates and weaker non-U. S.
For the fiscal year ended October 31, 2018, the Morningstar World	growth. In addition, RIM shifted to further underweight corporate
Allocation Category, a group of funds that Morningstar considers	credit and overweight securitized credit, including trimming high
to have investment strategies similar to those of the Fund, lost	yield and investment grade exposures, and moving allocations to
3.32%. This result serves as a peer comparison and is expressed	local currency emerging market debt and securitized assets given
net of operating expenses.	valuations and yield. From an equity style perspective, over the
RIM may assign a money manager a benchmark other than the	period RIM gradually shifted the Fund’s exposure from growth
Fund’s index. However, the Fund’s primary index remains the	to value, and while value bounced back towards the end of the
benchmark for the Fund.	period, this only partially offset the previous underperformance of value versus growth. RIM’s tactical modifications to the Fund’s
How did market conditions affect the Fund’s performance?	asset allocation versus strategic targets were challenged during
The Fund seeks to provide long term total return with lower	the period, mainly driven by an overweight to non-U. S. equity
volatility than equity markets. The Fund is designed to	and U. S. equity underweight, while U. S. equity led global market
opportunistically take advantage of global sources of return and	performance, and the Fund’s positioning for risk management over
limit the frequency and severity of portfolio declines.	risk taking, aligned with its objective of providing lower volatility
Within the Fund’s fixed income portfolio, exposure to bank loans	than equity markets. During the period, market volatility was
was beneficial as it was among the best-performing segments of	quite limited but in the brief instances of market pull backs, the
the fixed income market over the one-year period. Rising interest	Fund displayed lower volatility than stocks, producing less than
rates posed challenges to other fixed income assets, as well as more	half of the equity market drawdown.
interest rate sensitive real assets such as global infrastructure and	The Fund employs discretionary and non-discretionary money
global real estate investment trusts (“REITs”) .	managers. The Fund’s discretionary money managers select the
The U. S. equity market, as broadly measured by the Russell 3000®	individual portfolio securities for the assets assigned to them.
Index, was up 6.17% over the period. From a style perspective,	The Fund’s non-discretionary money managers provide a model
growth outperformed value. From a sector perspective, information	portfolio to RIM representing their investment recommendations,

822 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

based upon which RIM purchases and sells securities for the	Money Managers as of October 31,
Fund. RIM manages assets not allocated to money manager	2018	Styles
strategies and the Fund’s cash balances.
	Alliance Bernstein L. P.	Emerging Markets
With respect to certain of the Fund’s money managers, Putnam	Axiom International Investors, LLC	International Equity
Investment Management, LLC was a strong contributor to Fund	Boston Partners Global Investors, Inc.	Global High Yield Debt
performance. The manager benefited from large positions in	Cohen & Steers Capital Management, Inc. ,
commercial mortgage back securities and agency interest only	Cohen & Steers UK Limited and Cohen &	Global Listed Real Estate
	Steers Asia Limited	Securities
strips that add value as rates rise.	Colonial First State Asset Management	Global Listed
By contrast, Alliance Bernstein L. P. (“AB”) was a significant	(Australia) Limited	Infrastructure
detractor over one-year period. The manager’s deep value tilt	GLG LLC	Emerging Markets Debt
	Hermes Investment Management Limited	High Yield Debt
went unrewarded over the year as did their tilt away from large	Kopernik Global Investors, LLC	Global Equity
cap stocks. An underweight to Chinese internet names, off	Levin Capital Strategies	U. S. Equity
benchmark exposure to Argentina and an overweight to Turkey	Oaktree Capital Management, L. P.	Convertibles
drove underperformance. An overweight to and selection within	OFI Global Institutional, Inc.	Global Equity
	Polaris Capital Management, LLC	Global Equity
financials, particularly within Turkey, detracted from performance.	Putnam Investment Management, LLC	Mortgages
	RiverPark Advisors, LLC	U. S. Equity
Describe any changes to the Fund’s structure or the money	Sompo Japan Nipponkoa Asset Management Global Investment Grade
manager line-up.	Company Limited	Credit
During the period, RIM made changes to the Fund’s manager line-	THL Credit Advisors LLC	Bank Loans
up in order to help diversify the Fund’s active risk and increase	T. Rowe Price Associates, Inc.	Global Credit
	Wellington Management Company LLP	Global Equity
the Fund’s exposure to value style over growth style as growth	The views expressed in this report reflect those of the
momentum faded away. In December 2017, RIM added global	portfolio managers only through the end of the period
equity manager Boston Partners Global Investors, Inc. to the	covered by the report. These views do not necessarily
Fund. In September 2018, RIM added Japan equities manager	represent the views of RIM, or any other person in RIM or
Sompo Japan NipponKoa Asset Management Co. , Ltd. to the	any other affiliated organization. These views are subject to
Fund and terminated global equity manager Sustainable Growth	change at any time based upon market conditions or other
Advisers, LP.	events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Multi-Asset Growth Strategy Fund 823

Russell Investment Company
Multi-Asset Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on March 7, 2017.

** The Standard & Poor’s 500® Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.

‡ The Fund’s performance inception date for Class A Shares was September 28, 2017. The returns shown for Class A prior to that date are the returns of the Fund’s
Class S Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class S Shares.

‡‡ The Fund’s performance inception date for Class C Shares was September 28, 2017. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares. Class C Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the Class S
Shares.

‡‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.

‡‡‡‡ The Fund’s performance inception date for Class Y Shares was August 30, 2017. The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S
Shares.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

824 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$953.70	$1,019.26
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.81	$6.01

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$950.00	$1,015.53
	Expenses Paid During Period*	$9.44	$9.75
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$956.10	$1,021.02
of other funds.	Expenses Paid During Period*	$4.09	$4.23

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Asset Growth Strategy Fund 825

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$954.70	$1,020.52
Expenses Paid During Period*	$4.58	$4.74

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$955.50	$1,021.53
Expenses Paid During Period*	$3.60	$3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

826 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 28.9%			Series 2016-3 Class B
Asset-Backed Securities - 0.3%			3.750% due 10/15/25	251	242
CKE Restaurants Holdings, Inc.			Series 2017-2 Class B
Series 2018-1A Class AI			3.700% due 10/15/25	375	360
4.250% due 06/20/48 (Þ)	130	129	Series 2017-1B Class B
DB Master Finance LLC			4.950% due 02/15/25	829	837
Series 2017-1A Class A2II			Antero Resources Corp.
4.030% due 11/20/47 (Þ)	2,417	2,357	Series WI
Dominos Pizza Master Issuer LLC			5.625% due 06/01/23	173	173
Series 2018-1A Class A2I			5.000% due 03/01/25	527	512
4.116% due 07/25/48 (Þ)	697	689	Apollo Commercial Real Estate Finance,
DPABS Trust			Inc.
Series 2017-1A Class A2I			4.750% due 08/23/22	1,007	984
2.995% due 07/25/47 (Ê)(Þ)	637	638	Arbor Realty Trust, Inc.
Jimmy John's Funding LLC			5.250% due 07/01/21 (Þ)	750	778
Series 2017-1A Class A2I			ASP AMC Merger Sub, Inc.
3.610% due 07/30/47 (Þ)	119	117	8.000% due 05/15/25 (Þ)	255	191
Planet Fitness Master Issuer LLC			AXA Equitable Holdings, Inc.
Series 2018-1A Class A2I			4.350% due 04/20/28 (Þ)	495	474
4.262% due 09/05/48 (Þ)	700	696	Bank of New York Mellon Corp. (The)
Santander Drive Auto Receivables Trust			3.450% due 08/11/23	1,250	1,241
Series 2017-3 Class C			Beacon Escrow Corp.
2.930% due 12/15/22	335	331	4.875% due 11/01/25 (Þ)	70	63
Series 2018-3 Class C			Berry Global, Inc.
3.510% due 08/15/23	150	149	4.500% due 02/15/26 (Þ)	63	59
Series 2018-5 Class C			BlackRock Capital Investment Corp.
3.810% due 12/16/24	555	555	5.000% due 06/15/22	605	593
Sierra Receivables Funding Co. LLC			BlackRock TCP Capital Corp.
Series 2018-2A Class B			4.625% due 03/01/22	485	483
3.650% due 06/20/35 (Þ)	208	207	Boardwalk Pipelines LP
Venture XXIX CLO, Ltd.			5.950% due 06/01/26	1,425	1,489
Series 2017-29A Class E			Brixmor Operating Partnership, LP
8.593% due 09/15/30 (Ê)(Þ)	242	242	3.875% due 08/15/22	785	781
		6,110	3.650% due 06/15/24	650	625
Corporate Bonds and Notes - 3.8%			Broadcom Corp. / Broadcom Cayman
Acorda Therapeutics, Inc.			Finance, Ltd.
1.750% due 06/15/21	225	190	Series WI
			3.625% due 01/15/24	605	579
ADT Corp. (The)			3.125% due 01/15/25	1,515	1,386
4.875% due 07/15/32 (Þ)	500	394	Bunge Limited Finance Corp.
AES Corp. (The)			3.750% due 09/25/27	620	564
4.500% due 03/15/23	110	108	Cardtronics, Inc.
Aircastle, Ltd.			1.000% due 12/01/20	1,385	1,290
4.125% due 05/01/24	701	681	CBS Radio, Inc.
Alexandria Real Estate Equities, Inc.			7.250% due 11/01/24 (Þ)	120	113
3.450% due 04/30/25	920	875	CCO Holdings LLC / CCO Holdings
3.950% due 01/15/28	680	647	Capital Corp.
Ally Financial, Inc.			Series DMTN
5.750% due 11/20/25	520	533	5.000% due 02/01/28 (Þ)	165	154
Altice US Finance I Corp.			Charter Communications Operating LLC
Series 144a			/ Charter Communications Operating
5.500% due 05/15/26 (Þ)	600	584	Capital
American Airlines Pass-Through Trust			5.750% due 04/01/48	525	496
Series 2016-2 Class A			Series WI
3.650% due 06/15/28	696	669	4.908% due 07/23/25	1,102	1,110
			CIT Group, Inc.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 827

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 08/01/23	694	696	3.750% due 03/01/20	432	422
6.125% due 03/09/28	24	25	Freeport-McMoRan, Inc.
Series A			4.550% due 11/14/24	63	58
5.800% due 12/31/99 (Ê)(ƒ)	152	149	Frontier Communications Corp.
Colony NorthStar, Inc.			8.500% due 04/01/26 (Þ)	36	33
3.875% due 01/15/21	1,260	1,193	GE Capital International Funding Co.
Comcast Corp.			Unlimited Co.
3.375% due 08/15/25	810	779	Series WI
4.700% due 10/15/48	385	373	4.418% due 11/15/35	510	440
CRC Escrow Issuer LLC / CRC Finco,			Global Eagle Entertainment, Inc.
Inc.			2.750% due 02/15/35	215	163
5.250% due 10/15/25 (Þ)	78	73	GNC Holdings, Inc.
Crown Americas LLC / Crown Americas			1.500% due 08/15/20	645	496
Capital Corp. IV			Goldman Sachs BDC, Inc.
4.750% due 02/01/26 (Þ)	170	160	4.500% due 04/01/22 (Þ)	706	688
Crown Castle Towers LLC			Goldman Sachs Group, Inc. (The)
3.720% due 07/15/23 (Þ)	1,080	1,077	3.618% due 04/26/22 (Ê)	1,910	1,929
CSC Holdings LLC			Goodyear Tire & Rubber Co.
5.500% due 04/15/27 (Þ)	543	521	5.000% due 05/31/26	54	49
5.375% due 02/01/28 (Þ)	50	47	4.875% due 03/15/27	606	541
Dell International LLC / EMC Corp.			Granite Point
7.125% due 06/15/24 (Þ)	125	132	5.625% due 12/01/22 (Þ)	415	415
6.020% due 06/15/26 (Þ)	700	726	Gray Television, Inc.
Dell, Inc.			5.125% due 10/15/24 (Þ)	245	233
5.875% due 06/15/21 (Þ)	125	127	Green Plains, Inc.
Depomed, Inc.			4.125% due 09/01/22	745	720
2.500% due 09/01/21	815	625	GTT Communications, Inc.
Diamondback Energy, Inc.
4.750% due 11/01/24 (Þ)	735	715	7.875% Series 144a due 12/31/24 (Þ)	198	186
Domtar Corp.			Halfmoon Parent, Inc.
6.250% due 09/01/42	180	174	4.125% due 11/15/25 (Þ)	775	766
Dresdner Funding Trust I			Hanesbrands, Inc.
8.151% due 06/30/31	100	124	4.625% due 05/15/24 (Þ)	705	675
Series REGS			Hannon Armstrong Sustainable
8.151% due 06/30/31	370	459	Infrastructure Capital, Inc.
Echo Global Logistics, Inc.			4.125% due 09/01/22	510	479
2.500% due 05/01/20	115	114	HCA, Inc.
Elanco Animal Health, Inc.			6.500% due 02/15/20	500	516
4.900% due 08/28/28 (Þ)	400	395	4.750% due 05/01/23	434	438
Enbridge Energy Partners, LP			5.000% due 03/15/24	240	243
7.375% due 10/15/45	525	652	5.375% due 02/01/25	160	161
Enterprise Products Operating LLC			4.500% due 02/15/27	266	259
5.375% due 02/15/78 (Ê)	583	520	7.500% due 11/15/95	45	45
EQT Midstream Partners LP			HCI Group, Inc.
Series 5Y			4.250% due 03/01/37 (Þ)	280	277
4.750% due 07/15/23	725	731	Helix Energy Solutions Group, Inc.
Fidelity National Financial, Inc.			4.250% due 05/01/22	221	227
4.500% due 08/15/28 (Þ)	1,230	1,200	Hercules Capital, Inc.
Finisar Corp.			4.375% due 02/01/22	993	953
0.500% due 12/15/33	895	891	Hess Corp.
0.500% due 12/15/36	989	879	3.500% due 07/15/24	130	123
FireEye, Inc.			4.300% due 04/01/27	700	658
Series A			Icahn Enterprises, LP / Icahn
1.000% due 06/01/35	650	627	Enterprises Finance Corp.
Forestar Group, Inc.			Series WI
			6.250% due 02/01/22	125	126

See accompanying notes which are an integral part of the financial statements.

828 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 02/01/24	125	126	2.750% due 12/01/21	165	156
Intercept Pharmaceuticals, Inc.			PennyMac Corp.
3.250% due 07/01/23	243	227	5.375% due 05/01/20	1,513	1,492
Iron Mountain, Inc.			Plains All American Pipeline, LP
5.250% due 03/15/28 (Þ)	223	200	Series B
JPMorgan Chase & Co.			6.125% due 06/16/23 (Ê)(ƒ)	474	446
3.717% due 10/24/23 (Ê)	820	834	Plains All American Pipeline, LP / PAA
3.797% due 07/23/24 (Ê)	2,355	2,340	Finance Corp.
Kinder Morgan Energy Partners, LP			4.650% due 10/15/25	400	395
5.625% due 09/01/41	250	251	Post Holdings, Inc.
4.700% due 11/01/42	440	391	5.750% due 03/01/27 (Þ)	63	60
KKR Real Estate Finance Trust, Inc.			5.625% due 01/15/28 (Þ)	216	203
6.125% due 05/15/23 (Þ)	1,075	1,081	PRA Group, Inc.
L Brands, Inc.			3.000% due 08/01/20	1,359	1,276
Series WI			Prospect Capital Corp.
6.875% due 11/01/35	275	234	4.750% due 04/15/20	365	364
Lennar Corp.			Rackspace Hosting, Inc.
4.500% due 11/15/19	350	351	8.625% due 11/15/24 (Þ)	245	230
			Radiate HoldCo LLC / Radiate Finance,
Series WI			Inc.
5.875% due 11/15/24	59	59	6.875% due 02/15/23 (Þ)	63	60
5.000% due 06/15/27	96	90	Radio One, Inc.
4.750% due 11/29/27	313	292	7.375% due 04/15/22 (Þ)	375	368
Lithia Motors, Inc.			Range Resources Corp.
5.250% due 08/01/25 (Þ)	45	42	Series WI
Macquarie Infrastructure Corp.			5.000% due 08/15/22	321	315
2.000% due 10/01/23	151	134	4.875% due 05/15/25	809	750
Marathon Oil Corp.			Resource Capital Corp.
3.850% due 06/01/25	540	519	4.500% due 08/15/22	165	168
MPLX, LP			Rovi Corp.
Series 0005			0.500% due 03/01/20	649	616
4.125% due 03/01/27	1,130	1,078	RWT Holdings, Inc.
MPT Operating Partnership LP / MPT			5.625% due 11/15/19	1,263	1,275
Finance Corp.
5.000% due 10/15/27	100	94	Sabine Pass Liquefaction LLC
Multi-Color Corp.			Series WI
4.875% due 11/01/25 (Þ)	39	36	5.875% due 06/30/26	1,425	1,513
Nabor Industries, Inc.			SBA Tower Trust
0.750% due 01/15/24	1,090	812	3.168% due 04/11/22 (Þ)	300	293
Netflix, Inc.			3.448% due 03/15/23 (Þ)	2,830	2,770
4.875% due 04/15/28 (Þ)	91	83	Scientific Games International, Inc.
5.875% due 11/15/28 (Þ)	67	66	Series REGS
New York Mortgage Trust, Inc.			5.500% due 02/15/26	215	210
6.250% due 01/15/22	805	804	SEACOR Holdings, Inc.
Nexstar Broadcasting, Inc.			3.000% due 11/15/28	1,539	1,477
5.625% due 08/01/24 (Þ)	125	119	SolarCity Corp.
Novavax, Inc.			1.625% due 11/01/19	243	229
3.750% due 02/01/23	1,005	600	Sprint Communications, Inc.
NRG Yield Operating LLC			6.000% due 11/15/22	63	64
Series WI			SunPower Corp.
5.000% due 09/15/26	620	577	4.000% due 01/15/23 (Þ)	742	605
Pandora Media, Inc.			TCP Capital Corp.
1.750% due 12/01/20	1,028	983	5.250% due 12/15/19	315	317
Pattern Energy Group, Inc.			Tenet Healthcare Corp.
4.000% due 07/15/20	1,393	1,377	4.750% due 06/01/20	300	301
PDL BioPharma, Inc.			4.625% due 07/15/24	721	695

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 829

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
TerraForm Power Operating LLC			Akbank Turk AS
4.250% due 01/31/23 (Þ)	64	61	Series REGS
5.000% due 01/31/28 (Þ)	64	57	5.125% due 03/31/25	200	171
Teva Pharmaceutical Finance Co. LLC			Aker BP ASA
Series C			Series REGS
0.250% due 02/01/26	1,025	935	5.875% due 03/31/25	150	151
T-Mobile USA, Inc.			Albea Beauty Holdings SA Term Loan
4.750% due 02/01/28	870	806	5.195% due 04/22/24 (Ê)	119	119
Toll Brothers Finance Corp.			Alcoa Nederland Holding BV
Series 10YR			6.125% due 05/15/28 (Þ)	200	200
4.350% due 02/15/28	740	654	Alibaba Group Holding, Ltd.
TPG Specialty Lending, Inc.			Series WI
4.500% due 12/15/19	379	380	3.600% due 11/28/24	590	575
TransDigm, Inc.			Allergan Funding SCS
Series WI			4.750% due 03/15/45	200	187
6.375% due 06/15/26	63	62	Alpha 3 B. V. Term Loan B1
Vector Group, Ltd.			5.386% due 01/31/24 (Ê)	249	248
1.750% due 04/15/20 (~)(Ê)	595	609	Arterra Wines Canada, Inc. Term Loan
VEREIT Operating Partnership, LP			B1
3.950% due 08/15/27	885	822	5.088% due 12/15/23 (Ê)	250	250
Vitamin Shoppe, Inc.			Ausgrid Finance Pty. , Ltd.
2.250% due 12/01/20	700	593	3.850% due 05/01/23 (Þ)	1,505	1,492
Weatherford International, Ltd.			Auto Ahorro Automotriz SA de CV
5.875% due 07/01/21	250	192	3.325% due 03/24/25	125	144
Western Asset Mortgage Capital Corp.			Baidu, Inc.
6.750% due 10/01/22	740	728	3.875% due 09/29/23	700	691
Whiting Petroleum Corp.			Banco Santander SA
1.250% due 04/01/20	1,503	1,441	3.800% due 02/23/28	200	178
Wynn Las Vegas LLC / Wynn Las Vegas			Bank of America Corp.
Capital Corp.			1.379% due 02/07/25 (Ê)	2,035	2,321
5.250% due 05/15/27 (Þ)	63	57	Barclays Bank PLC
		84,606	5.140% due 10/14/20	680	695
Financial Services - 0.0%			6.278% due 12/29/49 (Ê)(ƒ)	640	644
Encore Capital Group, Inc.			Barclays PLC
2.875% due 03/15/21	809	707	4.337% due 01/10/28	505	471
Two Harbors Investment Corp.			BBVA Bancomer SA
6.250% due 01/15/22	599	610	Series REGS
		1,317	6.500% due 03/10/21	650	670
International Debt - 2.6%			Becton, Dickinson and Company
Actavis Funding SCS			1.900% due 12/15/26	895	1,008
4.550% due 03/15/35	590	557	3.020% due 05/24/25	530	687
Adani Ports & Special Economic Zone,			Bharti Airtel, Ltd.
Ltd.			Series REGS
Series REGS			4.375% due 06/10/25	200	179
3.500% due 07/29/20	1,330	1,312	Boral Finance Pty, Ltd.
AerCap Ireland Capital DAC / AerCap			3.000% due 11/01/22 (Þ)	710	683
Global Aviation Trust			Cemex SAB de CV
3.650% due 07/21/27	350	314	3.720% due 03/15/20	1,046	1,028
AI Mistral Luxembourg Subco S. a. r. l.
Term Loan B			Series REGS
5.302% due 03/09/24 (~)(Ê)	326	323	2.750% due 12/05/24	400	441
AIA Group, Ltd.			CRCC Yupeng, Ltd.
3.900% due 04/06/28 (Þ)	1,350	1,310	3.950% due 02/28/49 (Ê)(ƒ)	1,155	1,151
AIMCO			CSCEC Finance (Cayman) II Co.
Series 2018-AA Class ER			2.700% due 06/14/21	845	819
7.548% due 01/15/28 (Ê)(Þ)	1,000	985	Ctrip. com International, Ltd.

See accompanying notes which are an integral part of the financial statements.

830 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.250% due 09/15/22	630	609	International Game Technology PLC
Delta 2 (LUX ) Sarl Term Loan B			6.250% due 01/15/27 (Þ)	35	35
4.802% due 02/21/24 (Ê)	448	443	Intesa Sanpaolo SpA
Deutsche Postbank Funding Trust I			5.017% due 06/26/24 (Þ)	710	626
Series I			ION Trading Technologies Sarl 1st Lien
0.978% due 12/29/49 (Ê)(ƒ)	148	136	Term Loan B
Deutsche Postbank Funding Trust III			0.000% due 11/21/24 (Ê)(v)	698	693
1.067% due 06/29/49 (Ê)(ƒ)	253	232	Jaguar Land Rover Automotive PLC
Diamond (BC) BV 1st Lien Term Loan			3.500% due 03/15/20 (Þ)	200	196
5.527% due 09/06/24 (Ê)	268	265	LCM Ltd Partnership
Dorel Industries, Inc.			Series 2018-18A Class ER
5.500% due 11/30/19 (Þ)	285	278	8.419% due 04/20/31 (Ê)(Þ)	500	498
Eastern Creation II Investment Holdings,			Level 3 Financing, Inc. Term Loan B
Ltd.			4.530% due 02/22/24 (Ê)	765	765
2.750% due 09/26/20	1,080	1,056	Levi Strauss & Co.
Enbridge, Inc.			Series NCd
5.500% due 07/15/77 (Ê)	669	595	3.375% due 03/15/27	500	574
Series 16-A			Link Finance Cayman 2009, Ltd.
6.000% due 01/15/77 (Ê)	495	463	3.600% due 09/03/24	320	312
ENEL Finance International NV			Lions Gate Entertainment Corp. Term
4.750% due 05/25/47 (Þ)	530	441	Loan B
Eni SpA			4.552% due 03/19/25 (~)(Ê)	249	248
Series X-R			Millicom International Cellular SA
4.000% due 09/12/23 (Þ)	570	558	Series REGS
4.750% due 09/12/28 (Þ)	815	780	5.125% due 01/15/28	200	182
Ensco Jersey Finance, Ltd.			Mizuho Financial Group, Inc.
3.000% due 01/31/24	642	586	3.549% due 03/05/23	725	717
Fly Leasing, Ltd.			MMK Finance, Ltd.
Series 0005			3.849% due 04/08/22	200	191
5.250% due 10/15/24	296	281	Morgan Stanley
Garda World Security Corp. Term Loan B			Series GMTN
5.821% due 05/26/24 (Ê)	231	232	2.625% due 03/09/27	1,705	2,150
			MPT Operating Partnership, LP / MPT
Gazprom OAO Via Gaz Capital SA			Finance Corp.
Series REGS			4.000% due 08/19/22	505	624
4.950% due 02/06/28	200	191	MTN (Mauritius) Investment, Ltd.
GFL Environmental, Inc. 1st Lien Term
Loan B			Series REGS
0.000% due 05/30/25 (Ê)(v)	175	172	5.373% due 02/13/22	905	869
Governor and Company of the Bank of			National Westminster Bank PLC
Ireland			Series C
7.375% due 12/29/49 (Ê)	200	241	2.625% due 11/29/49 (~)(Ê)(ƒ)	160	130
GTL Trade Finance, Inc.			Nordea Bank AB
Series REGS			2.688% due 11/29/49 (Ê)(ƒ)	340	339
5.893% due 04/29/24	150	153	Numericable Group SA Term Loan B12
Guggenheim CLO LLC			5.967% due 01/05/26 (Ê)	348	339
Series 2018-1A Class DR			NXP BV / NXP Funding LLC
9.026% due 10/15/31 (Ê)(Š)(Þ)	354	350	4.625% due 06/15/22 (Þ)	620	616
GVC Holdings PLC Term Loan B2			3.875% due 09/01/22 (Þ)	200	193
4.802% due 03/15/24 (Ê)	93	93	Open Text Corp.
Hamilton Holdco, LLC Term Loan B			5.875% due 06/01/26 (Þ)	250	251
4.400% due 05/30/25 (Ê)	249	250	Open Text Corp. 1st Lien Term Loan B
Horizon Pharma Investment, Ltd.			4.052% due 05/30/25 (Ê)	124	125
2.500% due 03/15/22 (Þ)	228	222	Ortho-Clinical Diagnostics SA 1st Lien
Huntsman International LLC			Term Loan B
Series WI			5.544% due 06/01/25 (Ê)	333	332
4.250% due 04/01/25	430	542	Petrobras Global Finance BV

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 831

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.750% due 02/01/29	21	19	Series REGS
Petroleos Mexicanos			3.900% due 03/22/23	615	611
Series WI			Syngenta Finance NV
6.750% due 09/21/47	265	228	4.441% due 04/24/23 (Þ)	725	713
Pretium Resources, Inc.			5.676% due 04/24/48 (Þ)	335	287
2.250% due 03/15/22	660	586	Telecom Italia SpA
Prudential PLC			5.303% due 05/30/24 (Þ)	865	815
7.750% due 01/29/49 (ƒ)	230	233	Teva Pharmaceutical Finance
Quintiles IMS, Inc.			Netherlands III BV
Series REGS			2.200% due 07/21/21	765	715
3.250% due 03/15/25	760	870	Titan Acquisition, Ltd.
Republic of South Africa Government			7.750% due 04/15/26 (Þ)	175	146
International Bond			Travelport Finance Luxembourg Sarl
5.875% due 05/30/22	455	464	Term Loan B
Royal Bank of Scotland Group PLC			4.814% due 03/16/25 (Ê)	249	248
7.648% due 09/30/49 (Ê)(ƒ)	30	37	Turk Telekomunikasyon AS
Series B			Series REGS
2.813% due 08/29/49 (~)(Ê)(ƒ)	130	105	4.875% due 06/19/24	230	199
Sandvine Corp. 1st Lien Term Loan B			Turkiye Sise ve Cam Fabrikalari AS
10.000% due 09/21/22 (Ê)	287	287	Series REGS
Sappi Papier Holding GMBH			4.250% due 05/09/20	725	698
Series REGS			Vale Overseas, Ltd.
7.500% due 06/15/32	90	90	6.250% due 08/10/26	720	769
			Valeant Pharmaceuticals International,
Severstal PJSC			Inc.
5.900% due 10/17/22	210	215	6.500% due 03/15/22 (Þ)	125	129
SF Holding Investment, Ltd.			7.000% due 03/15/24 (Þ)	125	131
4.125% due 07/26/23	775	769	5.500% due 11/01/25 (Þ)	63	62
SFR Group SA			Valeant Pharmaceuticals International,
6.250% due 05/15/24 (Þ)	190	182	Inc. Term Loan B
Ship Finance International, Ltd.			5.274% due 05/17/25 (Ê)	369	369
5.750% due 10/15/21	655	630	VEON Holdings BV
Sibanye Gold, Ltd.			Series REGS
1.875% due 09/26/23	200	154	4.950% due 06/16/24	200	189
Silver Standard Resources, Inc.			Virgin Media Bristol LLC 1st Lien Term
2.875% due 02/01/33 (Þ)	1,311	1,282	Loan K
SK Telecom Co. , Ltd.			4.780% due 01/15/26 (Ê)	125	125
3.750% due 04/16/23 (Þ)	995	983	Want Want China Finance, Ltd.
			2.875% due 04/27/22	740	712
SMBC Aviation Capital			Weatherford International, Ltd. 1st Lien
4.125% due 07/15/23 (Þ)	450	448	Term Loan
Solvay Acetow GMBH Term Loan			3.725% due 07/13/20 (Ê)	112	109
8.094% due 05/31/23 (Ê)	126	125	Woodside Finance, Ltd.
Starfruit Finco BV Term Loan B			3.650% due 03/05/25 (Þ)	720	688
5.506% due 09/20/25 (Ê)	88	87	3.700% due 03/15/28 (Þ)	916	847
Steele Creek CLO, Ltd.					58,412
Series 2017-1A Class E			Loan Agreements - 2.3%
7.834% due 01/15/30 (Ê)(Þ)	500	501	ABG Intermediate Holdings 2 LLC 1st
Stora Enso OYJ			Lien Term Loan B
7.250% due 04/15/36 (Þ)	200	237	5.795% due 09/29/24 (Ê)	629	625
Sun Hung Kai Properties, Ltd.			ABG Intermediate Holdings 2 LLC 2nd
3.625% due 01/16/23	740	733	Lien Term Loan
Suzano Austria GMBH			10.045% due 09/29/25 (Ê)	246	246
			Advanced Integration Technology, LP 1st
Series REGS			Lien Term Loan B1
5.750% due 07/14/26	400	407	7.220% due 04/03/23 (Ê)	175	175
Sydney Airport Finance Co. Pty, Ltd.			AgroFresh, Inc. Term Loan
			7.052% due 07/31/21 (Ê)	346	343

See accompanying notes which are an integral part of the financial statements.

832 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Almonde, Inc. Term Loan			6.648% due 06/28/25 (Ê)	750	752
9.636% due 04/28/25 (Ê)	250	246	Brave Parent Holdings, Inc. 1st Lien
Alphabet Holding Company, Inc. 1st			Term Loan
Lien Term Loan			6.386% due 04/17/25 (Ê)	175	176
5.802% due 08/15/24 (Ê)	147	141	Brickman Group, Ltd. 1st Lien Term
Altice Financing SA 1st Lien Term Loan			Loan B
5.040% due 01/05/26 (Ê)	505	492	4.813% due 08/10/25 (Ê)	128	128
Alvogen Group, Inc. 1st Lien Term			C. H. Guenther & Son, Inc. Term Loan B
Loan B			5.052% due 03/22/25 (Ê)	125	124
7.050% due 04/02/22 (Ê)	347	348	Caesars Entertainment Operating Co.
American Airlines, Inc. 1st Lien Term			LLC 1st Lien Term Loan B
Loan B			4.302% due 10/06/24 (Ê)	380	378
4.045% due 06/27/25 (Ê)	191	187	Caesars Resort Collection LLC 1st Lien
American Airlines, Inc. Term Loan B			Term Loan B
4.295% due 04/28/23 (Ê)	568	563	5.052% due 12/22/24 (Ê)	1,781	1,781
Amneal Pharmaceuticals LLC 1st Lien			Canyon Valor Cos. , Inc. 1st Lien Term
Term Loan B			Loan B
5.813% due 05/04/25 (Ê)	175	175	5.136% due 06/16/23 (Ê)	120	120
Anastasia Parent LLC 1st Lien Term			Capital Automotive L. P. 1st Lien Term
Loan B			Loan
6.027% due 08/10/25 (Ê)	400	399	4.810% due 03/24/24 (Ê)	248	248
Ancestry. com Operations, Inc. 1st Lien			CBS Radio Inc. 1st Lien Term Loan B
Term Loan B			5.037% due 03/02/24 (Ê)	274	273
5.550% due 10/19/23 (Ê)	88	88	CH Hold Corp. 1st Lien Term Loan B
AP Exhaust Acquisition LLC 1st Lien			5.302% due 02/01/24 (Ê)	502	501
Term Loan			Change Healthcare Holdings LLC 1st
7.319% due 05/10/24 (Ê)	352	320	Lien Term Loan B
AP Gaming I LLC Term Loan			5.052% due 03/01/24 (Ê)	498	497
5.802% due 02/15/24 (Ê)	79	79	ClubCorp Holdings, Inc. 1st Lien Term
AppLovin Corp. 1st Lien Term Loan B			Loan B
6.064% due 08/15/25 (Ê)	175	177	5.136% due 09/18/24 (Ê)	83	82
Aramark Services, Inc. 1st Lien Term			Cogeco Communications (USA) II LP 1st
Loan B3			Lien Term Loan B
4.052% due 03/11/25 (Ê)	291	291	4.677% due 08/11/24 (Ê)	331	329
			Commercial Barge Line Co. 1st Lien
Aretec Group, Inc. 1st Lien Term Loan			Term Loan
6.506% due 10/01/25 (Ê)	200	201	11.052% due 11/12/20 (Ê)	411	312
Ascena Retail Group, Inc. Term Loan B			Constellis Holdings LLC 1st Lien Term
6.813% due 08/21/22 (Ê)	111	108	Loan
Ascend Learning LLC Term Loan B			7.386% due 04/18/24 (Ê)	252	251
5.302% due 07/12/24 (Ê)	347	348	Constellis Holdings LLC 2nd Lien Term
AssuredPartners, Inc. 1st Lien Term			Loan
Loan B			11.386% due 04/21/25 (Ê)	189	185
5.552% due 10/22/24 (Ê)	379	377	Convergeone Holdings Corp. 1st Lien
Asurion LLC Term Loan B4			Term Loan
5.302% due 08/04/22 (~)(Ê)	242	242	6.052% due 04/04/25 (Ê)	125	125
			Cortes NP Acquisition Corp. Term Loan
Asurion LLC Term Loan B6			B
5.302% due 11/03/23 (Ê)	544	544	6.313% due 11/30/23 (Ê)	446	441
Avaya, Inc. Term Loan B			Coty, Inc. 1st Lien Term Loan B
6.530% due 12/15/24 (Ê)	1,142	1,145	4.531% due 03/29/25 (Ê)	400	392
Avolon LLC 1st Lien Term Loan B3			CPI Acquisition, Inc. Term Loan B
4.280% due 01/15/25 (Ê)	339	338	7.020% due 08/17/22 (Ê)	219	142
Bass Pro Group LLC 1st Lien Term			Crosby US Acquisition Corp. 1st Lien
Loan B			Term Loan
0.000% due 12/16/23 (Ê)(v)	175	175	5.282% due 11/22/20 (Ê)	251	247
Blount International, Inc. 1st Lien Term			Crown Finance, Inc. 1st Lien Term
Loan B			Loan B
6.052% due 04/12/23 (Ê)	127	128	4.802% due 02/28/25 (Ê)	519	516
Boxer Parent Co. , Inc. 1st Lien Term			CSC Holdings LLC 1st Lien Term Loan
Loan B			4.530% due 07/17/25 (Ê)	741	739

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 833

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CT Technologies Intermediate Holdings,			4.802% due 07/03/24 (Ê)	555	556
Inc. 1st Lien Term Loan B			Fort Dearborn Co. 1st Lien Term Loan
6.552% due 12/01/21 (Ê)	123	116	6.320% due 10/19/23 (Ê)	1	1
CWGS Group LLC Term Loan			6.408% due 10/19/23 (Ê)	213	201
5.029% due 11/08/23 (Ê)	108	102	GGP, Inc. 1st Lien Term Loan B
5.052% due 11/08/23 (Ê)	1	1	4.795% due 05/04/25 (~)(Ê)	115	113
Delek US Holdings, Inc. 1st Lien Term			GHX Ultimate Parent Corp. 1st Lien
Loan B			Term Loan
4.552% due 03/30/25 (Ê)	249	249	5.636% due 07/13/24 (Ê)	252	252
Digicert Holdings, Inc. 1st Lien Term			Global Payments, Inc. 1st Lien Term
Loan			Loan B3
6.302% due 10/31/24 (Ê)	499	499	4.052% due 04/22/23 (Ê)	124	124
Digicert Holdings, Inc. 2nd Lien Term			Greeneden U. S. Holdings II LLC 1st
Loan			Lien Term Loan B3
10.302% due 10/31/25 (Ê)	100	99	5.802% due 12/01/23 (Ê)	95	95
12.250% due 10/31/25 (Ê)	25	25	Grifols Worldwide Operations USA, Inc.
DiversiTech Holdings, Inc. 1st Lien Term			1st Lien Term Loan B
Loan B			4.467% due 01/31/25 (Ê)	124	124
5.302% due 06/01/24 (Ê)	125	124	Gruden Holdings, Inc. 1st Lien Term
DuPage Medical Group, Ltd. 2nd Lien			Loan
Term Loan			7.886% due 08/18/22 (Ê)	502	507
Series 182			GTT Communications, Inc. 1st Lien
9.280% due 08/11/25 (Ê)	122	122	Term Loan B
Dynacast International LLC 1st Lien			5.050% due 05/31/25 (Ê)	630	621
Term Loan B			Gulf Finance LLC Term Loan B
5.636% due 01/28/22 (Ê)	175	174	7.640% due 08/25/23 (Ê)	302	247
Dynatrace LLC 1st Lien Term Loan			H. B. Fuller Co. 1st Lien Term Loan B
5.552% due 08/23/25 (Ê)	155	156	4.280% due 10/20/24 (Ê)	370	368
EagleView Technology Corp. 1st Lien			Harbor Freight Tools USA, Inc. 1st Lien
Term Loan B1			Term Loan
5.780% due 07/31/25 (Ê)	250	249	4.802% due 08/16/23 (Ê)	175	172
ECI Macola/Max Holding LLC 2nd Lien
Term Loan			HCA, Inc. Term Loan B10
10.386% due 09/29/25 (Ê)	128	127	4.302% due 03/07/25 (Ê)	498	500
Education Advisory Board 1st Lien Term			Heartland Dental LLC 1st Lien Term
Loan			Loan
6.086% due 02/27/20 (Ê)	1	1	3.750% due 04/30/25 (Ê)(•)	16	16
6.195% due 02/27/20 (Ê)	1	1	6.052% due 04/30/25 (Ê)	108	108
6.408% due 02/27/20 (Ê)	454	450	HGIM Corp. Term Loan
Emerald US, Inc. Term Loan B1			8.508% due 07/02/23 (~)(Ê)	217	218
6.386% due 05/09/21 (~)(Ê)	374	374	HLF Financing SARL LLC 1st Lien
EnergySolutions, LLC 1st Lien Term			Term Loan B
Loan B			5.552% due 08/16/25 (Ê)	253	254
6.136% due 05/11/25 (Ê)	249	251	HS Purchaser LLC 1st Lien Term Loan
Envision Healthcare Corp. 1st Lien Term			6.052% due 03/29/25 (Ê)	83	84
Loan B			Hyland Software Inc. Term Loan 3
6.052% due 10/11/25 (Ê)	315	308	5.552% due 07/02/22 (Ê)	126	127
Everi Payments, Inc. 1st Lien Term Loan			Hyland Software, Inc. 2nd Lien Term
Series 91D			Loan
5.302% due 05/09/24 (Ê)	252	252	9.302% due 05/23/25 (Ê)	500	501
EVO Payments International LLC 1st			I-Logic Technologies Bidco, Ltd. Term
Lien Term Loan B			Loan
5.550% due 12/22/23 (Ê)	100	100	5.641% due 12/21/24 (Ê)	242	241
Exact Merger Sub LLC 1st Lien Term			INEOS US Finance LLC 1st Lien Term
Loan			Loan B
6.636% due 09/27/24 (Ê)	505	508	4.302% due 03/31/24 (Ê)	380	379
First Data Corp. Term Loan			Inovalon Holdings, Inc. Term Loan B
4.287% due 07/10/22 (Ê)	706	704	5.813% due 04/02/25 (Ê)	499	496
Focus Financial Partners LLC 1st Lien			Intralinks, Inc. 1st Lien Term Loan
Term Loan B2			6.310% due 11/10/24 (Ê)	181	181

See accompanying notes which are an integral part of the financial statements.

834 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Intrawest Resorts Holdings, Inc. 1st Lien			5.802% due 04/20/24 (Ê)	378	379
Term Loan B1			On Assignment, Inc. 1st Lien Term Loan
5.302% due 06/29/24 (Ê)	506	506	B4
Jason, Inc. 1st Lien Term Loan			4.302% due 02/21/25 (~)(Ê)	239	240
6.886% due 06/30/21 (Ê)	136	135	Optiv, Inc. 1st Lien Term Loan
Lamar Media Corp. 1st Lien Term Loan			5.552% due 02/01/24 (Ê)	122	118
B			Oryx Southern Delaware Holdings LLC
4.063% due 03/16/25 (Ê)	78	78	1st Lien Term Loan B
Las Vegas Sands LLC Term Loan			5.552% due 02/28/25 (Ê)	124	123
4.052% due 03/27/25 (Ê)	373	372	Penn National Gaming, Inc. 1st Lien
LifeScan Global Corp. 1st Lien Term			Term Loan B
Loan			4.581% due 08/14/25 (Ê)	175	175
8.396% due 05/23/25 (~)(Ê)	188	183	Plantronics, Inc. 1st Lien Term Loan
Limetree Bay Terminals LLC Term Loan			4.802% due 07/02/25 (Ê)	125	125
B			Post Holdings, Inc. Incremental Term
6.302% due 02/10/24 (Ê)	50	49	Loan B
Match Group, Inc. 1st Lien Term Loan			4.290% due 05/24/24 (Ê)	152	152
B1			Pre-Paid Legal Services, Inc. 1st Lien
4.780% due 11/16/22 (Ê)	205	206	Term Loan
MCC Iowa LLC 1st Lien Term Loan M			5.552% due 04/13/25 (Ê)	115	115
4.220% due 01/15/25 (Ê)	251	251	Project Alpha Intermediate Holding, Inc.
Messer Industries USA, Inc. 1st Lien			1st Lien Term Loan B
Term Loan B			5.940% due 04/26/24 (Ê)	175	174
0.000% due 10/02/25 (Ê)(v)	350	350	Quest Software US Holdings, Inc. 1st
Metro-Goldwyn-Mayer, Inc. 1st Lien			Lien Term Loan
Term Loan B			6.777% due 05/17/25 (Ê)	375	376
4.810% due 07/03/25 (Ê)	125	125	Quintiles IMS, Inc. 1st Lien Term Loan
MH Sub I, LLC 1st Lien Term Loan			B2
6.030% due 09/15/24 (Ê)	252	253	4.386% due 01/18/25 (Ê)	252	252
			Rackspace Hosting, Inc. 1st Lien Term
MH Sub I, LLC 2nd Lien Term Loan			Loan
9.780% due 08/16/25 (Ê)	75	75	5.348% due 11/03/23 (Ê)	2,281	2,210
Microchip Technology, Inc. 1st Lien			Radiate Holdco LLC 1st Lien Term
Term Loan			Loan B
4.302% due 05/24/25 (Ê)	108	107	5.302% due 02/01/24 (Ê)	124	123
Midwest Physician Administrative			Radio One, Inc. 1st Lien Term Loan B
Services LLC 1st Lien Term Loan
5.052% due 08/15/24 (Ê)	424	420	6.310% due 04/05/23 (Ê)	494	483
Mitchell International, Inc. 1st Lien			Red Ventures LLC 1st Lien Term Loan B
Term Loan B			6.302% due 11/08/24 (Ê)	313	314
5.552% due 11/30/24 (Ê)	175	174	Red Ventures LLC 2nd Lien Term Loan
Mitchell International, Inc. 2nd Lien			10.302% due 11/08/25 (Ê)	108	110
Term Loan			Refinitiv US Holdings, Inc. 1st Lien
9.545% due 11/20/25 (Ê)	233	234	Term Loan B
MLN US Holdco LLC 1st Lien Term			6.052% due 10/01/25 (Ê)	350	346
Loan			Research Now Group, Inc. 1st Lien Term
0.000% due 07/13/25 (Ê)(v)	247	248	Loan
NAI Entertainment Holdings LLC 1st			7.802% due 12/20/24 (Ê)	125	125
Lien Term Loan B			Rexnord LLC 1st Lien Term Loan B
4.810% due 04/23/25 (Ê)	250	249	4.295% due 08/21/24 (Ê)	128	128
Navistar, Inc. 1st Lien Term Loan B			Reynolds Group Holdings, Inc. 1st Lien
5.780% due 11/06/24 (Ê)	248	248	Term Loan B
NN, Inc. 1st Lien Term Loan B			5.052% due 02/05/23 (Ê)	680	680
6.052% due 10/19/22 (Ê)	125	125	RHP Hotel Properties, LP Term Loan B
NN, Inc. Term Loan			4.440% due 05/11/24 (Ê)	214	214
5.552% due 04/03/21 (Ê)	289	288	Sally Holdings LLC 1st Lien Term Loan
North American Lifting Holdings, Inc.			B1
1st Lien Term Loan			0.000% due 07/05/24 (Ê)(v)	375	372
6.886% due 11/27/20 (Ê)	345	328	Sandvine Corporation1st Lien Term Loan
NPC International, Inc. 1st Lien Term			0.000% due 11/02/25 (Ê)(v)	152	151
Loan

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 835

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Schenectady International Group, Inc.			5.277% due 08/14/24 (Ê)	143	143
1st Lien Term Loan			Trader Corp. Term Loan B
7.186% due 08/10/25 (Ê)	175	174	5.295% due 09/28/23 (Ê)	234	233
Scientific Games International, Inc. 1st
Lien Term Loan B5			TransDigm, Inc. Term Loan
5.044% due 08/14/24 (Ê)	408	403	4.802% due 06/09/23 (Ê)	251	250
5.052% due 08/14/24 (Ê)	97	96	TruGreen, LP Term Loan
Seadrill Operating, LP			6.287% due 04/13/23 (Ê)	504	506
0.000% due 02/21/21 (Ê)(v)	375	347	U. S. Silica Co. , Inc. 1st Lien Term Loan
Serta Simmons Bedding, LLC 1st Lien			B
Term Loan			6.313% due 05/01/25 (Ê)	175	157
5.774% due 11/08/23 (Ê)	273	246	Uber Technologies, Inc. 1st Lien Term
			Loan
5.777% due 11/08/23 (Ê)	77	69	6.281% due 03/22/25 (Ê)	140	140
Serta Simmons Bedding, LLC 2nd Lien
Term Loan			United Airlines, Inc. Term Loan B
10.277% due 11/08/24 (Ê)	175	135	4.052% due 04/01/24 (Ê)	251	251
Sesac Holdco II LLC 1st Lien Term Loan			United Natural Foods, Inc. Term Loan B
5.302% due 02/13/24 (Ê)	188	188	0.000% due 10/01/25 (Ê)(v)	350	328
Sesac Holdco II LLC 2nd Lien Term			United Rentals, Inc. Term Loan B
Loan			0.000% due 10/01/25 (Ê)(v)	125	125
9.552% due 02/24/25 (Ê)	125	123	UPC Financing Partnership 1st Lien
Shutterfly, Inc. Term Loan B			Term Loan AR
5.060% due 08/17/24 (Ê)	125	125	4.780% due 01/15/26 (Ê)	149	148
SonicWALL US Holdings, Inc. 1st Lien			USI, Inc. Term Loan B
Term Loan			5.386% due 05/16/24 (Ê)	454	452
5.822% due 05/16/25 (Ê)	333	334	Vantiv LLC Term Loan B4
SonicWALL US Holdings, Inc. 2nd Lien			4.030% due 08/20/24 (Ê)	756	754
Term Loan			Varsity Brands Holding Co. , Inc. 1st Lien
9.822% due 05/18/26 (Ê)	100	99	Term Loan
Southcross Energy Partners LP 1st Lien			5.802% due 12/07/24 (Ê)	89	89
Term Loan B			Verdesian Life Sciences LLC Term Loan
6.636% due 08/04/21 (Ê)	65	58	7.527% due 07/01/20 (Ê)	537	507
Southwire Co. LLC 1st Lien Term Loan B			VeriFone Systems, Inc. 1st Lien Term
4.290% due 05/15/25 (Ê)	141	141	Loan
Stars Group Holdings BV Term Loan			6.322% due 08/20/25 (Ê)	160	160
5.886% due 07/10/25 (Ê)	250	251	Verscend Holding Corp. Term Loan
Station Casinos LLC 1st Lien Term			6.802% due 08/09/24 (Ê)	481	485
Loan B			Vertafore, Inc. 1st Lien Term Loan B
4.810% due 06/08/23 (Ê)	253	253	0.000% due 07/02/25 (Ê)(v)	250	249
Steak n Shake Operations, Inc. Term
Loan			W3 Co. Term Loan B
6.060% due 03/19/21 (Ê)	298	248	8.366% due 03/08/22 (Ê)	2	2
SuperMoose Borrower LLC 1st Lien			W3 TopCo LLC 1st Lien Term Loan
Term Loan			8.295% due 03/08/22 (Ê)	320	320
6.052% due 08/15/25 (Ê)	167	167	Web. com Group, Inc. Term Loan B
Tempo Acquisition LLC Term Loan B			0.000% due 09/14/25 (Ê)(v)	375	374
5.302% due 05/01/24 (Ê)	252	252	Weight Watchers International, Inc. 1st
Tenneco, Inc. 1st Lien Term Loan B			Lien Term Loan B
5.052% due 10/01/25 (Ê)	480	478	7.150% due 11/29/24 (Ê)	77	78
TerraForm AP Acquisition Holdings LLC			William Morris Endeavor Entertainment
Term Loan B			LLC 1st Lien Term Loan B
6.636% due 06/26/22 (Ê)	627	633	5.280% due 05/29/25 (Ê)	125	124
TKC Holdings, Inc. 1st Lien Term Loan			Wyndham Hotels & Resorts, Inc. 1st
6.060% due 02/01/23 (Ê)	251	251	Lien Term Loan B
			4.052% due 05/30/25 (Ê)	175	175
TKC Holdings, Inc. 2nd Lien Term Loan
10.310% due 02/01/24 (Ê)	63	62			52,484
TMS International Corp. 1st Lien Term			Mortgage-Backed Securities - 16.2%
Loan B2			Blackstone Mortgage Trust, Inc.
5.052% due 08/14/24 (Ê)	94	94	4.375% due 05/05/22	706	695

See accompanying notes which are an integral part of the financial statements.

836 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fannie Mae			Series 2013-35 Class PI
30 Year TBA(Ï)			Interest Only STRIP
3.500%	48,000	46,732	3.000% due 02/25/42	954	69
4.000%	54,000	53,952	Series 2013-40 Class YI
Series 2013-7 Class SA			Interest Only STRIP
Interest Only STRIP			3.500% due 06/25/42	1,379	161
4.419% due 02/25/43 (Ê)	8,905	1,616	Series 2013-41 Class SP
Series 2015-67 Class IA			Interest Only STRIP
Interest Only STRIP			5.422% due 06/25/40 (Ê)	827	53
3.000% due 09/25/40	16,098	1,483	Series 2013-48 Class BI
Series 2018-54 Class IO			Interest Only STRIP
Interest Only STRIP			5.000% due 05/25/28	5,075	488
5.500% due 08/25/48	14,483	3,285	Series 2013-57 Class IQ
Fannie Mae REMICS			Interest Only STRIP
Series 2010-35 Class SG			3.000% due 06/25/41	1,131	130
Interest Only STRIP			Series 2013-67 Class IL
5.418% due 04/25/40 (Ê)	2,312	365	Interest Only STRIP
Series 2010-99 Class NI			6.500% due 07/25/43	5,509	1,248
Interest Only STRIP			Series 2013-107 Class SB
6.000% due 09/25/40	4,259	985	Interest Only STRIP
Series 2011-53 Class ST			4.713% due 02/25/43 (Ê)	4,375	684
Interest Only STRIP			Series 2014-35 Class CS
3.639% due 06/25/41 (Ê)	13,194	1,587	Interest Only STRIP
Series 2011-101 Class SA			4.059% due 06/25/44 (Ê)	6,084	744
Interest Only STRIP			Series 2015-34 Class QI
5.129% due 10/25/41 (Ê)	3,725	474	Interest Only STRIP
Series 2011-134 Class SP			5.000% due 06/25/45	1,576	333
Interest Only STRIP			Series 2015-66 Class AS
3.909% due 02/25/41 (Ê)	6,089	604	Interest Only STRIP
Series 2012-49 Class QI			4.159% due 09/25/45 (Ê)	4,009	475
Interest Only STRIP			Series 2015-68 Class DI
4.500% due 12/25/40	3,120	481	Interest Only STRIP
Series 2012-62 Class MI			4.000% due 09/25/45	3,989	870
Interest Only STRIP			Series 2015-69 Class IO
4.000% due 03/25/41	1,170	160	Interest Only STRIP
Series 2012-103 Class SD			6.000% due 09/25/45	3,888	810
Interest Only STRIP			Series 2015-73 Class PI
4.813% due 09/25/42 (Ê)	3,489	578	Interest Only STRIP
Series 2012-116 Class SA			3.500% due 10/25/45	10,176	1,520
Interest Only STRIP			Series 2015-84 Class PI
5.109% due 10/25/42 (Ê)	2,353	442	Interest Only STRIP
Series 2012-124 Class JI			5.500% due 08/25/33	10,550	2,196
Interest Only STRIP			Series 2016-50 Class SM
3.500% due 11/25/42	6,655	859	Interest Only STRIP
Series 2012-4016 Class SC			4.009% due 08/25/46 (Ê)	5,852	708
Interest Only STRIP			Series 2016-59 Class PI
4.427% due 03/15/42 (Ê)	2,352	351	Interest Only STRIP
Series 2013-27 Class PI			3.500% due 09/25/46	3,476	715
Interest Only STRIP			Series 2016-61 Class BS
3.000% due 12/25/41	1,915	135	Interest Only STRIP
Series 2013-35 Class IP			5.613% due 09/25/46 (Ê)	10,822	1,296
Interest Only STRIP			Series 2016-65 Class CS
3.000% due 06/25/42	976	72	Interest Only STRIP
			3.819% due 09/25/46 (Ê)	7,141	901

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 837

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-83 Class BS			Series 2018-3 Class PI
Interest Only STRIP			Interest Only STRIP
4.009% due 11/25/46 (Ê)	8,639	1,092	4.000% due 02/25/48	2,556	485
Series 2016-95 Class BI			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
4.500% due 07/25/40	2,308	450	6.000% due 03/25/48	7,414	1,790
Series 2016-102 Class JI			Series 2018-36 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 02/25/46	399	69	5.000% due 06/25/48	3,127	646
Series 2016-104 Class NI			Series 2018-36 Class SD
Interest Only STRIP			Interest Only STRIP
5.000% due 04/25/38	215	2	4.159% due 06/25/48 (Ê)	9,700	1,267
Series 2017-2 Class KI			Series 2018-47 Class SA
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/47	2,824	581	4.210% due 07/25/48 (Ê)	4,357	570
Series 2017-8 Class SB			Series 2018-58 Class IO
Interest Only STRIP			Interest Only STRIP
4.009% due 02/25/47 (Ê)	8,079	1,015	5.500% due 08/25/48	10,244	2,176
Series 2017-48 Class LI			Series 2018-62 Class SB
Interest Only STRIP			Interest Only STRIP
4.000% due 05/25/47	1,195	241	3.919% due 09/25/48 (Ê)	8,231	1,228
Series 2017-72 Class GI			Series 2018-65 Class SD
Interest Only STRIP			Interest Only STRIP
4.000% due 08/25/47	1,534	306	3.919% due 09/25/48 (Ê)	16,993	2,951
Series 2017-74 Class JI			Fannie Mae Strips
Interest Only STRIP			Series 2009-397
4.000% due 10/25/47	724	152	Interest Only STRIP
Series 2017-75 Class NI			5.000% due 09/25/39	649	135
Interest Only STRIP			Series 2010-404
5.000% due 11/25/46	2,325	497	Interest Only STRIP
Series 2017-78 Class KI			4.500% due 05/25/40	512	113
Interest Only STRIP			Freddie Mac REMICS
3.500% due 10/25/47	4,752	955	Series 2007-3346 Class SC
Series 2017-82 Class NI			Interest Only STRIP
Interest Only STRIP			4.392% due 10/15/33 (Ê)	12,102	1,641
4.000% due 10/25/47	6,645	1,205	Series 2010-109 Class IM
Series 2017-112 Class SG			Interest Only STRIP
Interest Only STRIP			5.500% due 09/25/40	6,404	1,313
4.129% due 01/25/48 (Ê)	3,736	534	Series 2010-3714 Class KI
Series 2017-113 Class IO			Interest Only STRIP
Interest Only STRIP			4.500% due 11/15/39	531	63
5.000% due 01/25/38	2,517	412	Series 2010-3747 Class SA
Series 2017-4666 Class AI			Interest Only STRIP
Interest Only STRIP			5.511% due 10/15/40 (Ê)	1,034	150
3.000% due 09/15/35	3,555	271	Series 2011-3919 Class SA
Series 2017-4679 Class CI			Interest Only STRIP
Interest Only STRIP			4.941% due 09/15/41 (Ê)	4,922	705
3.500% due 07/15/42	401	55	Series 2011-3927 Class IP
Series 2018-1 Class AI			Interest Only STRIP
Interest Only STRIP			4.500% due 06/15/40	1,347	174
5.000% due 02/25/48	6,838	1,673	Series 2012-3829 Class AS
Series 2018-1 Class JI			Interest Only STRIP
Interest Only STRIP			5.961% due 03/15/41 (Ê)	1,226	198
5.000% due 02/25/48	1,894	407

See accompanying notes which are an integral part of the financial statements.

838 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-3981 Class WS			Series 2016-4585 Class QI
Interest Only STRIP			Interest Only STRIP
5.323% due 05/15/41 (Ê)	659	84	3.500% due 04/15/46	5,536	997
Series 2012-3984 Class DS			Series 2016-4591 Class QI
Interest Only STRIP			Interest Only STRIP
4.961% due 01/15/42 (Ê)	1,505	190	3.500% due 04/15/46	1,125	192
Series 2012-4000 Class LI			Series 2016-4601 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/42	1,518	238	4.500% due 12/15/45	1,068	238
Series 2012-4033 Class SC			Series 2016-4604 Class QI
Interest Only STRIP			Interest Only STRIP
5.316% due 10/15/36 (Ê)	809	63	3.500% due 07/15/46	6,940	1,124
Series 2012-4074 Class KS			Series 2017-4663 Class KI
Interest Only STRIP			Interest Only STRIP
5.788% due 02/15/41 (Ê)	1,692	231	3.500% due 11/15/42	1,733	225
Series 2012-4106 Class DS			Series 2017-4663 Class PI
Interest Only STRIP			Interest Only STRIP
4.321% due 09/15/42 (Ê)	13,187	2,457	4.000% due 03/15/47	1,674	338
Series 2013-4182 Class PI			Series 2017-4663 Class TI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/15/41	2,907	207	3.500% due 10/15/42	1,875	261
Series 2013-4259 Class DI			Series 2017-4678 Class MS
Interest Only STRIP			Interest Only STRIP
4.000% due 06/15/43	6,788	1,204	5.107% due 04/15/47 (Ê)	1,362	239
Series 2013-4265 Class SD			Series 2017-4697 Class PI
Interest Only STRIP			Interest Only STRIP
4.513% due 01/15/35 (Ê)	4,299	546	3.500% due 09/15/45	1,233	197
Series 2013-4267 Class CS			Series 2017-4697 Class YI
Interest Only STRIP			Interest Only STRIP
4.816% due 05/15/39 (Ê)	763	52	3.500% due 07/15/47	4,579	909
Series 2014-4299 Class JI			Series 2017-4707 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/43	1,638	318	4.000% due 07/15/47	879	169
Series 2015-4425 Class EI			Series 2017-4731 Class QS
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	3,607	756	4.613% due 11/15/47 (Ê)	2,661	433
Series 2015-4451 Class CI			Series 2017-4749 Class IP
Interest Only STRIP			Interest Only STRIP
7.000% due 03/15/45	8,856	2,309	4.000% due 02/15/47	7,990	1,483
Series 2015-4452 Class QI			Series 2018-4760 Class IG
Interest Only STRIP			Interest Only STRIP
4.000% due 11/15/44	4,049	1,059	5.000% due 02/15/48	1,709	364
Series 2015-4510 Class HI			Series 2018-4801 Class IG
Interest Only STRIP			Interest Only STRIP
3.000% due 03/15/40	2,968	292	3.000% due 06/15/48	9,975	1,928
Series 2015-4530 Class TI			Series 2018-4813 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 11/15/45	1,099	234	5.500% due 08/15/48	10,596	2,681
Series 2016-4560 Class IO			Freddie Mac Strips
Interest Only STRIP			Series 2014-324 Class C21
5.804% due 05/15/39 (~)(Ê)	2,148	444	Interest Only STRIP
Series 2016-4568 Class IC			6.000% due 06/15/39	868	208
Interest Only STRIP			Ginnie Mae
4.500% due 09/15/43	2,171	450

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 839

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2009-121 Class DI			Series 2014-5 Class LS
Interest Only STRIP			Interest Only STRIP
4.500% due 12/16/39	2,422	515	5.241% due 06/16/43 (Ê)	7,904	1,306
Series 2010-3 Class MS			Series 2014-58 Class SA
Interest Only STRIP			Interest Only STRIP
6.018% due 11/20/38 (Ê)	1,557	51	4.869% due 04/20/44 (Ê)	379	50
Series 2010-14 Class BV			Series 2014-98 Class AI
Interest Only STRIP			Interest Only STRIP
4.691% due 02/16/40 (Ê)	7,362	871	4.500% due 10/20/41	1,778	192
Series 2010-35 Class QI			Series 2014-116 Class IL
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/40	8,107	1,711	4.000% due 08/20/44	1,562	308
Series 2010-62 Class SD			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
5.512% due 05/20/40 (Ê)	2,666	391	1.429% due 01/20/64 (~)(Ê)	5,678	264
Series 2010-134 Class ES			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
5.022% due 11/20/39 (Ê)	2,349	184	1.584% due 05/20/64 (~)(Ê)	7,999	427
Series 2010-H19 Class BI			Series 2014-H18 Class CI
Interest Only STRIP			Interest Only STRIP
1.460% due 08/20/60 (~)(Ê)	3,637	220	1.549% due 09/20/64 (~)(Ê)(Š)	4,946	380
Series 2010-H22 Class CI			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
2.365% due 10/20/60 (~)(Ê)	3,581	177	1.646% due 12/20/64 (~)(Ê)	2,218	172
Series 2011-17 Class S			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
5.072% due 02/20/41 (Ê)	5,241	704	3.500% due 01/20/45	3,578	609
Series 2011-22 Class PS			Series 2015-99 Class DI
Interest Only STRIP			Interest Only STRIP
5.022% due 07/20/40 (Ê)	2,486	186	6.000% due 07/20/45	4,125	1,056
Series 2011-H15 Class AI			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
1.570% due 06/20/61 (~)(Ê)	739	38	4.000% due 05/20/45	1,543	278
Series 2012-136 Class BI			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	4,438	921	4.500% due 04/16/45	1,064	256
Series 2012-140 Class IC			Series 2015-187 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	1,884	354	4.000% due 03/20/45	2,779	529
Series 2012-H23 Class WI			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)	3,821	177	2.091% due 12/20/64 (~)(Ê)	1,215	98
Series 2013-62 Class I			Series 2015-H22 Class HI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/43	3,439	603	2.033% due 08/20/65 (~)(Ê)	680	67
Series 2013-104 Class YS			Series 2015-H29 Class HI
Interest Only STRIP			Interest Only STRIP
4.916% due 07/16/43 (Ê)	6,002	717	2.094% due 09/20/65 (~)(Ê)	705	60
Series 2013-H14 Class XI			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)	2,144	106	5.000% due 02/20/46	408	93
Series 2013-H24 Class AI			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	2,202	93	4.000% due 09/20/45	552	99

See accompanying notes which are an integral part of the financial statements.

840 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-49 Class IO			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	2,017	466	4.500% due 08/20/41	4,895	1,034
Series 2016-77 Class SC			Series 2017-45 Class IM
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	1,309	188	4.000% due 10/20/44	695	123
Series 2016-77 Class SL			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	1,591	163	5.500% due 04/20/47	2,996	655
Series 2016-111 Class IP			Series 2017-66 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	5,783	788	3.500% due 03/20/47	16,211	3,110
Series 2016-123 Class LI			Series 2017-68 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	5,450	703	5.500% due 05/16/47	2,397	580
Series 2016-134 Class MI			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	2,010	227	4.000% due 08/20/44	747	129
Series 2016-150 Class I			Series 2017-87 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	716	153	4.000% due 01/20/46	416	67
Series 2016-161 Class GI			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/16/46	3,570	787	4.000% due 01/20/47	512	106
Series 2016-167 Class SB			Series 2017-113 Class IE
Interest Only STRIP			Interest Only STRIP
5.219% due 04/20/38 (Ê)	831	24	5.500% due 07/20/47	2,535	624
Series 2016-H04 Class KI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)(Š)	1,112	80	4.000% due 08/20/47	631	120
Series 2016-H06 Class AI			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)	2,322	203	3.500% due 01/20/47	1,263	204
Series 2016-H13 Class EI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)(Š)	10,413	1,119	4.500% due 09/20/47	658	145
Series 2016-H22 Class IO			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	6,587	616	3.500% due 09/20/47	1,592	271
Series 2016-H24 Class AI			Series 2017-165 Class IM
Interest Only STRIP			Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)(Š)	8,025	975	3.500% due 11/20/47	1,135	236
Series 2016-H24 Class DI			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)	2,884	390	5.000% due 12/20/47	794	186
Series 2017-17 Class DI			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	928	138	2.160% due 12/20/66 (~)(Ê)(Š)	12,605	1,355
Series 2017-26 Class EI			Series 2017-H02 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	2,963	535	2.301% due 01/20/67 (~)(Ê)	675	84
Series 2017-26 Class IM			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	5,034	1,188	2.236% due 12/20/66 (~)(Ê)	9,583	1,272

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 841

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H03 Class DI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	2,667	350	2.203% due 09/20/67 (~)(Ê)	571	88
Series 2017-H04 Class AI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	12,215	1,534	2.007% due 04/20/67 (~)(Ê)	9,038	1,017
Series 2017-H04 Class BI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,364	943	2.067% due 10/20/67 (~)(Ê)	3,435	488
Series 2017-H05 Class AI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)(Š)	10,099	1,250	2.032% due 10/20/67 (~)(Ê)	8,408	1,157
Series 2017-H05 Class CI			Series 2017-H22 Class KI
Interest Only STRIP			Interest Only STRIP
2.495% due 02/20/67 (~)(Ê)	2,759	339	2.042% due 11/20/67 (~)(Ê)	2,948	378
Series 2017-H06 Class EI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	5,192	412	1.641% due 11/20/67 (~)(Ê)	15,810	1,262
Series 2017-H08 Class DI			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)	2,547	395	1.667% due 02/20/48 (Ê)	19,111	518
Series 2017-H08 Class EI			Series 2018-21 Class IN
Interest Only STRIP			Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)	1,093	136	5.000% due 02/20/48	6,065	1,349
Series 2017-H09 Class HI			Series 2018-33 Class IO
Interest Only STRIP			Interest Only STRIP
1.823% due 03/20/67 (~)(Ê)	4,615	548	4.000% due 02/20/48	3,390	699
Series 2017-H09 Class IO			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	5,399	537	2.086% due 01/20/68 (~)(Ê)	5,119	724
Series 2017-H11 Class DI			Series 2018-H01 Class CI
Interest Only STRIP			Interest Only STRIP
1.848% due 05/20/67 (~)(Ê)	1,000	157	1.652% due 01/20/68 (~)(Ê)	4,154	417
Series 2017-H13 Class QI			Series 2018-H01 Class KI
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	12,835	1,524	1.711% due 01/20/68 (~)(Ê)	8,395	917
Series 2017-H14 Class JI			Series 2018-H02 Class AI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	454	68	1.810% due 01/20/68 (~)(Ê)	3,986	553
Series 2017-H15 Class CI			Series 2018-H02 Class KI
Interest Only STRIP			Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)	6,701	502	1.764% due 02/20/68 (~)(Ê)	7,581	747
Series 2017-H16 Class FI			Series 2018-H02 Class NI
Interest Only STRIP			Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)(Š)	13,239	1,537	1.651% due 02/20/68 (~)(Ê)(Š)	8,282	1,056
Series 2017-H16 Class HI			Series 2018-H02 Class PI
Interest Only STRIP			Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)	724	68	2.033% due 02/20/68 (~)(Ê)	10,180	1,465
Series 2017-H16 Class IB			Series 2018-H03 Class XI
Interest Only STRIP			Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)	3,148	318	2.031% due 02/20/68 (~)(Ê)	4,653	610
Series 2017-H16 Class IH			Series 2018-H04 Class GI
Interest Only STRIP			Interest Only STRIP
1.695% due 07/20/67 (~)(Ê)	29,296	2,629	1.778% due 02/20/68 (~)(Ê)	6,751	548

See accompanying notes which are an integral part of the financial statements.

842 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-H04 Class IO			Series 2012-H10 Class SI
Interest Only STRIP			Interest Only STRIP
1.731% due 02/20/68 (~)(Ê)	2,898	412	1.364% due 12/20/61 (~)(Ê)	5,974	422
Series 2018-H05 Class ID			Series 2012-H18 Class NI
Interest Only STRIP			Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)	3,316	461	1.489% due 08/20/62 (~)(Ê)	27,998	1,138
Series 2018-H06 Class KI			Series 2012-H31 Class DI
Interest Only STRIP			Interest Only STRIP
1.608% due 04/20/68 (~)(Ê)	3,771	511	2.069% due 12/20/62 (~)(Ê)	17,881	1,296
Ginnie Mae II			Series 2013-23 Class IK
30 Year TBA(Ï)			Interest Only STRIP
4.500%	2,000	2,049	3.000% due 09/20/37	1,440	131
Ginnie Mae REMICS			Series 2013-67 Class IP
Class AI			Interest Only STRIP
Interest Only STRIP			4.000% due 04/16/43	4,448	903
3.500% due 01/20/39	5,632	490	Series 2013-76 Class IO
Class IA			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/43	1,442	253
4.000% due 01/16/43	1,574	261	Series 2013-79 Class PI
Series 2009-121 Class CI			Interest Only STRIP
Interest Only STRIP			3.500% due 04/20/43	1,414	230
4.500% due 12/16/39	4,126	1,003	Series 2013-82 Class TI
Series 2010-35 Class UI			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/43	7,351	1,266
5.000% due 03/20/40	7,445	1,776	Series 2013-H08 Class BI
Series 2010-127 Class NI			Interest Only STRIP
Interest Only STRIP			1.715% due 03/20/63 (~)(Ê)	11,729	751
4.000% due 02/20/39	1,094	99	Series 2014-41 Class SA
Series 2010-167 Class SG			Interest Only STRIP
Interest Only STRIP			3.935% due 03/20/44 (Ê)	12,974	1,777
5.237% due 08/16/38 (Ê)	4,955	216	Series 2014-137 Class ID
Series 2011-135 Class DI			Interest Only STRIP
Interest Only STRIP			5.500% due 09/16/44	1,880	421
5.000% due 04/16/40	4,040	985	Series 2014-139 Class NI
Series 2011-137 Class MI			Interest Only STRIP
Interest Only STRIP			3.500% due 08/20/28	4,468	337
4.000% due 01/20/41	1,477	225	Series 2014-184 Class DI
Series 2011-156 Class SK			Interest Only STRIP
Interest Only STRIP			5.500% due 12/16/44	5,725	1,401
6.068% due 04/20/38 (Ê)	2,445	379	Series 2014-H22 Class DI
Series 2012-97 Class LS			Interest Only STRIP
Interest Only STRIP			1.323% due 11/20/64 (~)(Ê)	2,941	242
5.461% due 03/16/42 (Ê)	6,604	857	Series 2014-H24 Class BI
Series 2012-103 Class CI			Interest Only STRIP
Interest Only STRIP			1.631% due 11/20/64 (~)(Ê)	14,216	1,205
3.500% due 08/16/42	3,738	777	Series 2015-20 Class PI
Series 2012-129 Class IO			Interest Only STRIP
Interest Only STRIP			3.500% due 02/20/45	4,176	789
4.500% due 11/16/42	1,163	291	Series 2015-24 Class AI
Series 2012-H06 Class AI			Interest Only STRIP
Interest Only STRIP			3.500% due 12/20/37	1,667	218
1.361% due 01/20/62 (~)(Ê)	8,585	364	Series 2015-111 Class IJ
Series 2012-H10 Class AI			Interest Only STRIP
Interest Only STRIP			3.500% due 08/20/45	10,814	1,947
1.219% due 12/20/61 (~)(Ê)	10,780	394

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 843

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-124 Class DI			Series 2016-H13 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/38	2,431	300	1.651% due 06/20/66 (~)(Ê)	8,939	330
Series 2015-131 Class MI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/45	3,030	515	2.194% due 06/20/66 (~)(Ê)	26,143	2,892
Series 2015-134 Class LI			Series 2016-H20 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	2,300	218	2.317% due 09/20/66 (~)(Ê)(Š)	16,903	1,754
Series 2015-162 Class BI			Series 2016-H21 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,771	431	2.265% due 09/20/66 (~)(Ê)(Š)	12,900	1,500
Series 2015-165 Class IC			Series 2016-H22 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/16/41	4,165	463	2.463% due 10/20/66 (~)(Ê)	7,814	965
Series 2015-H09 Class BI			Series 2016-H24 Class KI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	624	48	2.976% due 11/20/66 (~)(Ê)	1,857	246
Series 2015-H10 Class CI			Series 2016-H25 Class GI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,561	143	1.511% due 11/20/66 (~)(Ê)	5,375	287
Series 2015-H13 Class AI			Series 2016-H27 Class BI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)(Š)	2,826	251	2.344% due 12/20/66 (~)(Ê)	12,197	1,408
Series 2015-H15 Class JI			Series 2017-6 Class DI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,111	105	3.500% due 01/20/44	6,444	836
Series 2015-H18 Class IA			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	3,001	199	4.000% due 09/20/44	1,577	210
Series 2015-H24 Class BI			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	2,050	93	5.000% due 03/16/47	2,156	502
Series 2015-H25 Class AI			Series 2017-56 Class BI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,484	112	6.000% due 04/16/47	3,823	1,010
Series 2015-H26 Class GI			Series 2017-57 Class AI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	847	76	4.000% due 06/20/45	1,265	239
Series 2016-75 Class EI			Series 2017-66 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	6,768	1,180	4.000% due 08/20/44	7,833	1,075
Series 2016-79 Class IO			Series 2017-79 Class IB
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/46	2,855	487	5.500% due 05/20/47	3,909	839
Series 2016-164 Class IO			Series 2017-93 Class IO
Interest Only STRIP			Interest Only STRIP
6.500% due 12/20/46	9,786	2,259	5.000% due 06/16/47	3,713	825
Series 2016-H01 Class AI			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)	17,979	1,557	4.000% due 03/20/46	2,590	508
Series 2016-H08 Class AI			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
1.850% due 08/20/65 (~)(Ê)	6,702	472	5.500% due 07/16/47	5,888	1,527

See accompanying notes which are an integral part of the financial statements.

844 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-118 Class KI			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/20/46	7,929	1,204	1.755% due 02/20/67 (~)(Ê)	5,689	481
Series 2017-123 Class IO			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	3,058	802	2.147% due 03/20/67 (~)(Ê)	6,775	762
Series 2017-123 Class JI			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/46	4,140	690	1.695% due 03/20/67 (~)(Ê)	5,822	554
Series 2017-130 Class LI			Series 2017-H14 Class LI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/16/45	1,403	279	2.646% due 06/20/67 (~)(Ê)(Š)	4,976	577
Series 2017-132 Class ID			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 12/20/43	2,313	276	1.637% due 08/20/67 (~)(Ê)	10,166	1,083
Series 2017-136 Class IG			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/44	10,290	1,206	2.182% due 09/20/67 (~)(Ê)	12,873	1,853
Series 2017-136 Class IY			Series 2017-H18 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/45	10,933	2,597	2.436% due 08/20/67 (~)(Ê)(Š)	7,645	888
Series 2017-139 Class IG			Series 2017-H20 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	4,478	757	2.131% due 10/20/67 (~)(Ê)	8,714	1,182
Series 2017-141 Class ID			Series 2017-H20 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	6,217	1,072	2.119% due 10/20/67 (~)(Ê)	5,702	804
Series 2017-162 Class QI			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/47	4,482	1,044	1.629% due 10/20/67 (~)(Ê)	21,352	1,851
Series 2017-164 Class IG			Series 2017-H22 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/44	7,528	827	3.151% due 11/20/67 (~)(Ê)	8,045	1,103
Series 2017-174 Class IA			Series 2017-H22 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	3,035	486	2.220% due 10/20/67 (~)(Ê)	4,679	529
Series 2017-176 Class BI			Series 2017-H25 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/45	5,293	825	1.816% due 11/20/67 (~)(Ê)(Š)	4,221	501
Series 2017-180 Class IP			Series 2018-55 Class IC
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/46	4,829	809	3.500% due 04/20/48	3,192	673
Series 2017-H02 Class HI			Series 2018-67 Class SC
Interest Only STRIP			Interest Only STRIP
2.153% due 01/20/67 (~)(Ê)	18,630	2,081	4.116% due 05/20/48 (Ê)	3,959	524
Series 2017-H03 Class CI			Series 2018-77 Class IO
Interest Only STRIP			Interest Only STRIP
2.490% due 12/20/66 (~)(Ê)(Š)	20,836	2,526	5.000% due 06/20/48	3,898	844
Series 2017-H03 Class EI			Series 2018-84 Class IO
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)	1,901	272	5.000% due 06/16/48	14,759	3,051
Series 2017-H06 Class BI			Series 2018-89 Class LS
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)	6,530	747	4.154% due 06/20/48 (Ê)	5,753	745

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 845

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2018-91 Class SJ			Series 2018-H08 Class IO
Interest Only STRIP			Interest Only STRIP
3.970% due 07/20/48 (Ê)	19,864	2,724	1.891% due 06/20/68 (~)(Ê)		16,599	1,454
Series 2018-100 Class S			Series 2018-H09 Class EI
Interest Only STRIP			Interest Only STRIP
3.920% due 07/20/48 (Ê)	12,442	1,671	1.919% due 06/20/68 (~)(Ê)		11,950	1,625
Series 2018-104 Class IO			Series 2018-H11 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/48	12,363	2,109	1.766% due 06/20/68 (~)(Ê)		6,657	828
Series 2018-104 Class SD			Series 2018-H11 Class CI
Interest Only STRIP			Interest Only STRIP
3.920% due 08/20/48 (Ê)	9,817	1,287	1.763% due 07/20/68 (~)(Ê)		13,533	1,770
Series 2018-105 Class SG			Series 2018-H13 Class DI
Interest Only STRIP			Interest Only STRIP
3.970% due 08/20/48 (Ê)	4,463	649	1.752% due 08/20/68 (~)(Ê)		6,128	740
Series 2018-121 Class SQ			Series 2018-H13 Class IA
Interest Only STRIP			Interest Only STRIP
3.920% due 09/20/48 (Ê)	13,857	1,958	1.763% due 08/20/68 (~)(Ê)		5,374	651
Series 2018-127 Class IA			Series 2018-H13 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	7,163	807	2.189% due 08/20/68 (~)(Ê)		12,642	1,616
Series 2018-127 Class IB			ML-CFC Commercial Mortgage Trust
Interest Only STRIP			Series 2006-4 Class C
4.500% due 06/20/45	2,930	431	5.324% due 12/12/49 (~)(Ê)		288	281
Series 2018-127 Class IC			Morgan Stanley Bank of America Merrill
Interest Only STRIP			Lynch Trust
5.000% due 10/20/44	1,011	227	Series 2013-C12 Class E
			4.764% due 10/15/46 (~)(Å)(Ê)		818	675
Series 2018-127 Class ID			Morgan Stanley Capital I Trust
Interest Only STRIP
5.000% due 07/20/45	12,131	1,856	Series 2011-C3 Class G
Series 2018-H01 Class XI			5.188% due 07/15/49 (~)(Å)(Ê)		338	294
Interest Only STRIP			Series 2012-C4 Class E
2.080% due 01/20/68 (~)(Ê)	5,922	906	5.421% due 03/15/45 (~)(Å)(Ê)		741	636
			UBS-Barclays Commercial Mortgage
Series 2018-H02 Class IM			Trust
Interest Only STRIP			Series 2013-C6 Class E
1.996% due 02/20/68 (~)(Ê)(Š)	16,714	2,549	3.500% due 04/10/46 (Å)		220	158
Series 2018-H05 Class BI			WFRBS Commercial Mortgage Trust
Interest Only STRIP			Series 2011-C4 Class E
1.804% due 02/20/68 (~)(Ê)	14,124	1,912	5.248% due 06/15/44 (~)(Ê)(Þ)		78	75
Series 2018-H05 Class IE						363,023
Interest Only STRIP			Non-US Bonds - 3.6%
1.944% due 02/20/68 (~)(Ê)	6,142	859	2i Rete Gas SpA
Series 2018-H06 Class HI			1.750% due 08/28/26	EUR	635	677
Interest Only STRIP			ADO Properties SA
1.685% due 04/20/68 (~)(Ê)	4,404	395
			Series 1-15
Series 2018-H08 Class AI			1.500% due 07/26/24	EUR	1,000	1,065
Interest Only STRIP			Akelius Residential Property AB
1.764% due 03/20/68 (~)(Ê)	44,212	2,338	1.750% due 02/07/25	EUR	1,190	1,323
Series 2018-H08 Class CI			America Movil SAB de CV
Interest Only STRIP			5.000% due 10/27/26	GBP	800	1,201
1.892% due 05/20/68 (~)(Ê)	18,038	2,281	Ardagh Packaging Finance PLC /
Series 2018-H08 Class FI			Ardagh Holdings USA, Inc.
Interest Only STRIP			Series REGS
1.488% due 06/20/68 (~)(Ê)	10,830	1,171	4.750% due 07/15/27	GBP	640	776

See accompanying notes which are an integral part of the financial statements.

846 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Argentine Republic Government				Heathrow Funding, Ltd.
International Bond				6.750% due 12/03/26	GBP	1,050	1,746
18.200% due 10/03/21	ARS	14,600	342	HSBC Holdings PLC
Bank of Ireland				5.750% due 12/20/27	GBP	340	507
7.375% due 12/29/49 (Ê)(ƒ)	EUR	200	241	HT1 Funding GmbH
Bankia SA				1.819% due 07/29/49 (Ê)(ƒ)	EUR	160	167
6.000% due 12/31/99 (Ê)(ƒ)	EUR	200	224	Indonesia Treasury Bond
BAWAG Group AG				Series FR56
5.000% due 12/31/99 (Ê)(ƒ)	EUR	200	214	8.375% due 09/15/26	IDR	44,421,000	2,879
BHP Billiton Finance, Ltd.				Series FR72
6.500% due 10/22/77 (Ê)	GBP	760	1,082	8.250% due 05/15/36	IDR	41,348,000	2,546
BPPE Holdings SARL				International Game Technology PLC
2.200% due 07/24/25	EUR	1,335	1,477	4.125% due 02/15/20	EUR	250	292
Brazil Notas do Tesouro Nacional				LKQ European Holdings BV
Series NTNF				Series REGS
10.000% due 01/01/21	BRL	560	161	3.625% due 04/01/26	EUR	172	192
10.000% due 01/01/25	BRL	6,693	1,883	Matterhorn Telecom SA
10.000% due 01/01/27	BRL	4,796	1,331	Series REGS
Chile Bonos de la Tesoreria				4.000% due 11/15/27	EUR	100	107
4.500% due 03/01/26	CLP	1,545,000	2,239	Mexican Bonos
Colombian TES				Series M 20
Series B				7.500% due 06/03/27	MXN	45,755	2,072
10.000% due 07/24/24	COP	4,744,100	1,715	Series M
Colombian Titulos de Tesoreria				5.750% due 03/05/26	MXN	57,400	2,363
Series B				7.750% due 05/29/31	MXN	36,782	1,651
7.000% due 05/04/22	COP	7,772,700	2,495	Mitsubishi UFJ Investor Services &
Credit Suisse Group Funding, Ltd.				Banking SA
2.750% due 08/08/25	GBP	1,600	2,014	Series PRX
Crown European Holdings SA				4.181% due 12/15/50 (Ê)	EUR	100	61
Series REGS				Naturgas Energia Distribucion SA
2.875% due 02/01/26	EUR	500	554	Series 0002
Czech Republic Government Bond				2.065% due 09/28/27	EUR	565	626
Series 94				Pension Insurance Corp. PLC
0.950% due 05/15/30	CZK	19,900	753	Series GBP
Series 97				5.625% due 09/20/30	GBP	100	123
0.450% due 10/25/23	CZK	54,820	2,234	Peruvian Government International Bond
DBS Group Holdings, Ltd.				Series REGS
Series GMTN				6.350% due 08/12/28	PEN	5,435	1,674
1.500% due 04/11/28 (Ê)	EUR	415	467	6.900% due 08/12/37	PEN	1,250	387
Deutschland Government International				Petrobras Global Finance BV
Bond				4.750% due 01/14/25	EUR	100	119
0.250% due 08/15/28	EUR	190	213	Petroleos Mexicanos
Electricite de France SA				5.125% due 03/15/23	EUR	415	512
6.000% due 12/29/49 (Ê)(ƒ)	GBP	300	383	2.750% due 04/21/27	EUR	450	447
4.000% due 12/31/99 (Ê)(ƒ)	EUR	100	114	Phoenix Group Holdings
Enbridge, Inc.				5.750% due 12/31/99 (Ê)(ƒ)	GBP	200	219
4.570% due 03/11/44	CAD	945	688	Series 0001
Galp Energia, SGPS SA				4.125% due 07/20/22	GBP	150	193
1.000% due 02/15/23	EUR	600	664	Republic of Colombia Government Bond
Gazprom OAO Via Gaz Capital SA				Series B
4.250% due 04/06/24	GBP	200	256	7.750% due 09/18/30	COP	5,137,700	1,644
Global Switch Holdings, Ltd.				Republic of Turkey Government Bond
2.250% due 05/31/27	EUR	1,240	1,382	11.000% due 02/24/27	TRY	15,858	1,998
Groupama SA				Romania Government International Bond
6.375% due 05/29/49 (Ê)(ƒ)	EUR	300	374

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 847

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 10Y				Series REGS
5.850% due 04/26/23	RON	5,100	1,293	2.625% due 01/20/23	EUR	253	266
Series 15YR				Ziggo Secured Finance BV
5.800% due 07/26/27	RON	1,400	359	Series REGS
Rothesay Life PLC				4.250% due 01/15/27	EUR	470	527
6.875% due 12/31/99 (Ê)(ƒ)	GBP	200	245				80,533
Royal Bank of Scotland Group PLC				United States Government Treasuries - 0.1%
5.500% due 11/29/49 (ƒ)	EUR	310	353	United States Treasury Notes
Russian Federal Bond - OFZ				2.875% due 08/15/28		115	112
Series 6212				4.750% due 02/15/37		40	48
7.050% due 01/19/28	RUB	301,504	4,180	4.375% due 02/15/38		765	885
Scentre Group Trust 1 / Scentre Group				4.500% due 05/15/38		395	464
Trust 2				3.000% due 02/15/48		85	79
Series EMTn				3.125% due 05/15/48		435	414
1.750% due 04/11/28	EUR	590	675	3.000% due 08/15/48		720	668
Solvay Finance SA
4.199% due 05/29/49 (Ê)(ƒ)	EUR	780	897				2,670
South Africa Government International				Total Long-Term Investments
Bond				(cost $663,713)			649,155
Series 2030				Common Stocks - 45.0%
8.000% due 01/31/30	ZAR	42,991	2,556	Consumer Discretionary - 3.9%
Series 2037				ABC-Mart, Inc.		400	23
8.500% due 01/31/37	ZAR	58,700	3,427	adidas AG - ADR		11,550	1,362
State Grid Overseas Investment, Ltd.				AdStar, Inc. (Æ)		23,563	1,638
Series REGS				Amazon. com, Inc. (Æ)		4,576	7,313
1.250% due 05/19/22	EUR	835	962	Autobacs Seven Co. , Ltd.		13,100	210
TDF Infrastructure SAS				Bellway PLC		21,082	773
2.875% due 10/19/22	EUR	1,200	1,454	BMC Stock Holdings, Inc. (Æ)		139,239	2,331
Telecom Italia SpA				CarMax, Inc. (Æ)		18,721	1,271
1.125% due 03/26/22	EUR	100	107	Carter's, Inc.		7,633	733
Telenet Finance Luxembourg Notes Sarl				Century Communities, Inc. (Æ)		113,734	2,413
Series REGS				Chow Sang Sang Holdings International,		89,000	144
3.500% due 03/01/28	EUR	500	558	Ltd.
Tesco Corporate Treasury Services PLC				Cie Financiere Richemont SA		5,113	373
2.500% due 07/01/24	EUR	615	730	Cie Generale des Etablissements		6,043	619
				Michelin SCA Class B
Thailand Government Bond				Cineworld Group PLC		278,322	1,048
2.550% due 06/26/20	THB	105,830	3,221	Coco's Japan Co. , Ltd.		2,600	50
2.000% due 12/17/22	THB	8,340	248	Comcast Corp. Class A		7,222	275
3.625% due 06/16/23	THB	111,940	3,558	Continental AG		459	76
Turkey Government International Bond				Cooper-Standard Holdings, Inc. (Æ)		23,602	2,187
12.400% due 03/08/28	TRY	713	99	Costco Wholesale Corp.		1,277	292
Ubisoft Entertainment SA				Daidoh, Ltd.		10,400	33
1.289% due 01/30/23	EUR	800	906	Daisyo Corp.		4,900	73
UPCB Finance VII, Ltd.				Davide Campari-Milano SpA		36,274	279
Series REGS				Del Taco Restaurants, Inc. (Æ)		128,417	1,400
3.625% due 06/15/29	EUR	400	447	Diageo PLC		20,946	724
Virgin Media Secured Finance PLC				Dollar Tree, Inc. (Æ)		14,458	1,219
Series REGS				Dollarama, Inc.		32,570	901
11.000% due 01/15/21 (~)(Ê)	GBP	100	144	Duni AB(Þ)		9,726	109
5.000% due 04/15/27	GBP	470	591	eBay, Inc. (Æ)		29,160	847
Volkswagen Leasing GmbH				E-MART, Inc.		9,390	1,680
1.125% due 04/04/24	EUR	650	716	Embraer SA		182,535	1,027
Western Power Distribution PLC				Estacio Participacoes SA		207,897	1,292
3.625% due 11/06/23	GBP	710	947	Ferrari NV		7,422	870
Wind Tre SpA				First Cash Financial Services, Inc.		12,858	1,034

See accompanying notes which are an integral part of the financial statements.

848 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Foschini Group, Ltd. (The)	115,430	1,259	Tower International, Inc.	117,625	3,492
Fuji Electric Industry Co. , Ltd.	2,600	31	Toyota Motor Corp.	3,600	211
General Motors Co.	82,646	3,024	Treasury Wine Estates, Ltd.	30,122	323
G-Foot Co. , Ltd.	4,700	31	Tribune Media Co. Class A	7,693	292
Goodyear Tire & Rubber Co. (The)	89,528	1,885	Ulta Salon Cosmetics & Fragrance, Inc.	5,696	1,564
Hankook Tire Co. , Ltd.	22,923	834	(Æ)
Home Depot, Inc. (The)	651	114	Under Armour, Inc. Class A(Æ)	11,506	254
Honda Motor Co. , Ltd.	112,500	3,218	USS Co. , Ltd.	7,400	133
Hyundai Mobis Co. , Ltd.	2,226	372	Via Varejo SA	151,081	685
Hyundai Motor Co.	15,086	1,414	Wal-Mart Stores, Inc.	3,408	342
Informa PLC	33,846	308	Walt Disney Co. (The)	13,910	1,597
Ipsos SA	6,997	187	Wayfair, Inc. Class A(Æ)	3,569	394
Kering	1,922	852	Weichai Power Co. , Ltd. Class H	753,000	754
Kia Motors Corp.	21,310	530	Wolters Kluwer NV	7,442	423
KOMEDA Holdings Co. , Ltd.	7,900	155	Yageo Corp.	92,000	953
Koninklijke Philips NV	2,862	107	Yamada Denki Co. , Ltd.	437,900	2,062
Kourakuen Holdings Corp.	8,900	146	Zalando SE(Æ)(Þ)	36,856	1,428
Kweichow Moutai Co. , Ltd. Class A	3,900	308	Zensho Holdings Co. , Ltd.	8,700	168
L Brands, Inc.	15,266	495			88,510
Largan Precision Co. , Ltd.	11,000	1,194
Libbey, Inc.	187,140	1,411	Consumer Staples - 1.4%
LVMH Moet Hennessy Louis Vuitton			Altria Group, Inc.	4,901	319
	3,782	1,146
SE - ADR			Archer-Daniels-Midland Co.	2,537	120
Marriott Vacations Worldwide Corp.	3,503	310	Astarta Holding NV(Å)(Æ)	35,714	279
Maruzen CHI Holdings Co. , Ltd. (Æ)	33,300	104	BrasilAgro - Co. Brasileira de	48,323	184
Mazda Motor Corp.	151,900	1,643	Propriedades Agricolas
Megacable Holdings SAB de CV	207,322	919	China Yurun Food Group, Ltd. (Æ)	153,000	12
MTU Aero Engines AG	277	59	Church & Dwight Co. , Inc.	1,951	116
Netflix, Inc. (Æ)	1,301	393	CK Hutchison Holdings, Ltd.	22,500	226
Next PLC	13,995	931	Constellation Brands, Inc. Class A	2,824	563
Nike, Inc. Class B	16,069	1,206	CVS Health Corp.	1,352	98
Nissan Motor Co. , Ltd.	403,900	3,689	Farmer Brothers Co. (Æ)	30,209	728
NOK Corp.	135,600	1,942	Golden Agri-Resources, Ltd.	13,142,900	2,424
Pacific Textiles Holdings, Ltd.	213,000	215	Greencore Group PLC Class A	335,992	812
Panasonic Corp.	77,700	857	Greggs PLC	3,405	50
Pandox AB	11,836	202	Japan Tobacco, Inc.	148,400	3,816
Peugeot SA	3,456	82	JM Smucker Co. (The)	6,440	698
Pico Far East Holdings, Ltd.	234,000	79	Kernel Holding SA(Þ)	28,054	359
RELX PLC	5,317	105	Keurig Dr Pepper, Inc.	10,318	268
Renault SA	2,410	180	Kraft Heinz Co. (The)	70,030	3,850
Rinnai Corp.	300	22	KT&G Corp.	7,114	637
Sankyo Co. , Ltd.	4,100	156	Lawson, Inc.	19,400	1,229
Sato Restaurant Systems Co. , Ltd.	18,600	164	Lenta, Ltd. - GDR(Æ)	247,195	885
Secom Co. , Ltd.	1,300	106	Mondelez International, Inc. Class A	15,573	654
Shimamura Co. , Ltd.	200	17	Paris Miki Holdings, Inc.	15,200	65
Singapore Press Holdings, Ltd.	83,000	159	PepsiCo, Inc.	5,534	622
Skylark Co. , Ltd.	25,700	400	Post Holdings, Inc. (Æ)	27,589	2,439
Spotify Technology SA(Æ)	3,395	508	Procter & Gamble Co. (The)	10,532	934
Stockmann OYJ Abp Class B(Æ)	25,796	88	Shanghai Pharmaceuticals Holding Co.,	690,500	1,529
			Ltd. Class H
Sumitomo Electric Industries, Ltd.	266,400	3,625	Shiseido Co. , Ltd.	12,900	811
Taylor Wimpey PLC	315,924	652	SSP Group PLC	37,094	316
Teleperformance - GDR	2,561	422	TreeHouse Foods, Inc. (Æ)	72,286	3,293
Television Broadcasts, Ltd.	39,900	84	Tyson Foods, Inc. Class A	16,823	1,008
TJX Cos. , Inc.	3,952	434	WH Group, Ltd. (Þ)	1,558,000	1,089
Toho Co. , Ltd.	1,300	42	Young & Co. 's Brewery PLC Class A	5,738	114

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 849

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		30,547	TransAlta Renewables, Inc.	31,947	263
			Tupras Turkiye Petrol Rafinerileri AS	78,558	1,854
Energy - 2.8%			Valero Energy Corp.	4,107	374
Aker Solutions ASA(Æ)	52,104	102	Williams Cos. , Inc. (The)	58,193	1,416
AltaGas, Ltd. - ADR	11,200	141	YPF SA - ADR(Æ)	90,447	1,357
BP PLC	125,455	909			61,651
Cabot Oil & Gas Corp.	32,942	798
Capital Power Corp.	13,996	290	Financial Services - 14.1%
Chevron Corp.	2,360	263	1st Source Corp.	2,904	135
Cloud Peak Energy, Inc. (Æ)	167,303	286	Accordia Golf Trust(Æ)	275,700	99
Concho Resources, Inc. (Æ)	2,727	379	Activia Properties, Inc. (ö)	232	961
Crescent Point Energy Corp.	80,576	381	ADO Properties SA(Þ)	19,586	1,157
Delek Drilling, LP	10,945	30	Aedas Homes SAU(Æ)(Þ)	12,673	328
Denison Mines Corp. (Æ)	811,775	512	Aedifica(ö)	3,247	272
EOG Resources, Inc.	12,248	1,290	Affiliated Managers Group, Inc.	924	105
Exxon Mobil Corp.	18,970	1,512	Aflac, Inc.	13,237	570
Fission Uranium Corp. (Å)(Æ)	695,733	354	Agree Realty Corp. (ö)	8,262	473
Galp Energia SGPS SA Class B	24,492	427	Agricultural Bank of China, Ltd. Class H	9,024,000	3,948
Gazprom PJSC	1,710,666	4,035	AIA Group, Ltd.	164,400	1,250
Gulfport Energy Corp. (Æ)	326,262	2,972	Aldar Properties PJSC	1,639,137	772
Imperial Oil, Ltd.	5,966	186	Alleghany Corp.	184	111
Itochu Enex Co. , Ltd.	18,600	175	Alliance Data Systems Corp.	4,245	875
Joban Kosan Co. , Ltd.	4,400	67	Allied Properties HK, Ltd.	716,000	153
JX Holdings, Inc.	12,700	86	Allied Properties Real Estate Investment	39,830	1,280
K&O Energy Group, Inc.	8,600	119	Trust(ö)
Kinder Morgan, Inc.	195,012	3,319	Allstate Corp. (The)	1,451	139
Lukoil PJSC - ADR	44,118	3,294	Ally Financial, Inc.	6,870	175
Mammoth Energy Services, Inc.	200,442	5,003	alstria office AG(ö)	27,935	403
Marathon Petroleum Corp.	13,677	964	American Express Co.	13,064	1,342
McDermott International, Inc. (Æ)	127,591	986	American Financial Group, Inc.	1,065	107
Neste OYJ	4,460	367	American International Group, Inc.	74,801	3,089
Nine Energy Service, Inc. (Æ)	61,070	2,261	American National Insurance Co.	886	109
Occidental Petroleum Corp.	70,448	4,725	American Tower Corp. (ö)	24,697	3,848
Oil Refineries, Ltd.	865,975	410	Americold Realty Trust(ö)	30,669	759
OMV AB	2,862	159	Ameris Bancorp	19,521	837
Parkland Fuel Corp.	8,943	300	Aozora Bank, Ltd.	3,300	114
			Apartment Investment & Management
PetroChina Co. , Ltd. Class H	2,548,000	1,854		28,766	1,238
			Co. Class A(ö)
Phillips 66	6,471	665	Arch Capital Group, Ltd. (Æ)	4,683	133
Plains All American Pipeline, LP	24,721	538	Arlington Asset Investment Corp. Class
PrairieSky Royalty, Ltd.	7,716	117	A	13,331	112
Range Resources Corp.	192,034	3,044	Arrow Financial Corp.	1,854	65
Repsol SA - ADR	37,871	678	Arthur J Gallagher & Co.	855	63
Royal Dutch Shell PLC Class A	47,578	1,520	Asian Pay Television Trust	462,400	105
Royal Dutch Shell PLC Class B	24,614	801	Associated Capital Group, Inc. Class A	1,733	67
Saipem SpA(Æ)	50,407	276	Assura PLC(ö)	1,065,720	714
Sasol, Ltd. - ADR	27,287	894	Assured Guaranty, Ltd.	9,881	395
SBM Offshore NV	12,204	211	Aviva PLC	19,855	109
Schlumberger, Ltd.	21,743	1,116	Banca Farmafactoring SpA(Þ)	20,408	105
Showa Shell Sekiyu KK	8,600	165	Banca Popolare di Sondrio SCARL	50,299	158
S-Oil Corp.	8,113	887	Banco de Sabadell SA - ADR	78,888	104
Solaris Oilfield Infrastructure, Inc. Class			Banco Latinoamericano de Comercio
	157,665	2,081		12,215	210
A(Æ)			Exterior SA Class E
Statoil ASA Class N	24,866	641	Banco Macro SA - ADR	8,489	379
Suncor Energy, Inc.	10,163	341	Banco Santander SA - ADR	87,516	416
Tatneft PJSC - ADR	49,147	3,456	Bancolombia SA - ADR	15,903	587

See accompanying notes which are an integral part of the financial statements.

850 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bank of America Corp.	26,205	721	Credit Suisse Group AG(Æ)	50,932	664
Bank of China, Ltd. Class H	4,078,000	1,733	Crown Castle International Corp. (ö)	35,643	3,876
Bank of East Asia, Ltd. (The)	53,600	173	CyrusOne, Inc. (ö)	14,739	785
Bank of Georgia Group PLC(Þ)	8,195	163	Dah Sing Banking Group, Ltd.	124,800	237
Bank of Ireland Group PLC	10,600	75	Dai-ichi Life Holdings, Inc.	160,200	3,016
Bank of New York Mellon Corp. (The)	9,819	465	Daiwa Securities Group, Inc.	365,000	2,102
Bank of NT Butterfield & Son, Ltd. (The)	2,667	107	DBS Group Holdings, Ltd.	24,800	421
Bank Rakyat Indonesia Persero Tbk PT	1,203,800	250	Delek Group, Ltd.	183	31
BankFinancial Corp.	17,167	242	Deutsche Bank AG	10,712	105
BB Seguridade Participacoes SA	209,657	1,492	Deutsche Boerse AG	3,134	397
BB&T Corp.	11,276	554	Deutsche Pfandbriefbank AG(Þ)	15,440	205
Berkshire Hathaway, Inc. Class B(Æ)	6,129	1,258	Deutsche Wohnen SE	61,556	2,818
Big Yellow Group PLC(ö)	50,420	554	Dexus Property Group(Æ)(ö)	171,842	1,244
BlackRock Health Sciences Trust	68,939	367	Diamond Hill Investment Group, Inc.	1,411	243
BlackRock, Inc. Class A	4,335	1,784	Digital Realty Trust, Inc. (ö)	22,349	2,308
Blackstone Group, LP (The)	76,124	2,463	Dime Community Bancshares, Inc.	16,250	262
Boardwalk Real Estate Investment	46,886	1,746	Discover Financial Services	4,632	323
Trust(ö)(Þ)			DNB ASA	41,348	745
BOC Aviation, Ltd. (Þ)	182,600	1,308	Dundee Corp. Class A(Æ)	82,535	93
BOC Hong Kong Holdings, Ltd.	48,500	181	EMC Insurance Group, Inc.	4,765	114
BR Malls Participacoes SA(Æ)	170,422	582	Emlak Konut Gayrimenkul Yatirim
Brewin Dolphin Holdings PLC	97,454	410	Ortakligi AS(ö)	1,429,602	428
Brixmor Property Group, Inc. (ö)	42,491	688	Empire State Realty Trust, Inc. Class	28,592	453
Brookline Bancorp, Inc.	9,981	155	A(ö)
Brown & Brown, Inc.	4,254	120	Entegra Financial Corp. (Æ)	7,078	161
BSB Bancorp, Inc. (Æ)	4,656	134	Entra ASA(Þ)	52,889	715
C&F Financial Corp.	4,031	196	Equinix, Inc. (Æ)(ö)	5,218	1,976
			Equity LifeStyle Properties, Inc. Class
CA Immobilien Anlagen AG	12,190	396		12,496	1,183
			A(ö)
Capital One Financial Corp.	11,461	1,023	Erste Group Bank AG(Æ)	869	35
CapitaLand, Ltd.	181,200	411	ESSA Bancorp, Inc.	3,861	62
Capitol Federal Financial, Inc.	25,898	321	Essex Property Trust, Inc. (ö)	10,541	2,643
Castellum AB	28,423	490	Etalon Group, Ltd. - GDR(Å)	602,762	1,388
Catena AB	20,140	409	Extra Space Storage, Inc. (ö)	24,858	2,239
Central Pacific Financial Corp.	58,265	1,575	FactSet Research Systems, Inc.	1,396	312
Century Bancorp, Inc. Class A(Þ)	4,236	318	FFP Partners, LP	1,620	190
Charles Schwab Corp. (The)	40,492	1,872	Fidelity National Financial, Inc.	1,137	38
Charter Hall Group - ADR(ö)	197,645	967	Fifth Third Bancorp	988	27
Chemung Financial Corp.	2,687	117	First American Financial Corp.	829	37
China CITIC Bank Corp. , Ltd. Class H	4,271,000	2,636	First BanCorp	2,201	81
China Construction Bank Corp. Class H	1,302,000	1,030	First Business Financial Services, Inc.	5,116	107
China Everbright, Ltd.	424,000	753	First Financial Northwest, Inc.	10,511	159
China Resources Land, Ltd.	256,000	874	First Foundation, Inc. (Æ)	261,429	4,238
Chubb, Ltd.	7,500	937	Flagstar Bancorp, Inc. (Æ)	10,320	318
Cincinnati Financial Corp.	1,291	102	FleetCor Technologies, Inc. (Æ)	2,304	461
CIT Group, Inc.	12,261	581	Flushing Financial Corp.	6,316	143
Citigroup, Inc.	149,707	9,801	Fonciere Des Regions(ö)	9,770	981
Citizens & Northern Corp.	7,828	197	Franklin Resources, Inc.	35,067	1,070
CK Asset Holdings, Ltd.	328,500	2,127	Fubon Financial Holding Co. , Ltd.	398,000	625
Close Brothers Group PLC	6,452	121	Gecina SA(ö)	5,797	850
CME Group, Inc. Class A	13,533	2,480	Goldman Sachs Group, Inc. (The)	374	84
Cohen & Steers, Inc.	2,889	111	Goodman Group(ö)	195,839	1,441
Commerce Bancshares, Inc.	990	63	GPT Group (The)(ö)	409,500	1,497
Corporate Office Properties Trust(ö)	22,632	585	Great Eastern Holdings, Ltd.	4,700	87
Credicorp, Ltd.	1,658	374	Grupo Financiero Galicia SA - ADR	14,794	341
Credit Saison Co. , Ltd.	101,300	1,607	Hana Financial Group, Inc.	75,118	2,533

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 851

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hang Lung Properties, Ltd. - ADR	416,000	753	MBIA, Inc. (Æ)	301,801	2,988
Hang Seng Bank, Ltd.	10,800	252	Merlin Properties Socimi SA(ö)	88,408	1,108
Hannover Rueck SE	6,043	815	MGIC Investment Corp. (Æ)	425,539	5,196
Hartford Financial Services Group, Inc.	2,198	100	MidWestOne Financial Group, Inc.	5,738	165
Hingham Institution for Savings	1,038	211	Miramar Hotel & Investment	71,000	123
HomeStreet, Inc. (Æ)	266,374	6,921	Mitsubishi Estate Co. , Ltd.	122,800	1,959
Hopewell Holdings, Ltd.	35,000	108	Mitsubishi UFJ Financial Group, Inc.	496,800	3,007
Horizon Bancorp	9,832	165	Mitsui Fudosan Co. , Ltd.	82,200	1,847
Host Hotels & Resorts, Inc. (ö)	53,028	1,013	Mizuho Financial Group, Inc.	792,000	1,359
HSBC Holdings PLC	95,429	786	Morgan Stanley	82,102	3,749
ICICI Bank, Ltd.	758,994	3,665	Morningstar, Inc.	4,834	603
Iguatemi Empresa de Shopping Centers	51,245	535	Moscow Exchange MICEX-RTS PJSC	402,296	537
SA			MS&AD Insurance Group Holdings, Inc.	28,300	852
Immofinanz AG(Æ)	28,299	676	Muenchener Rueckversicherungs-
Industrial Logistics Properties Trust(ö)	136,459	2,946	Gesellschaft AG in Muenchen	3,498	753
Inmobiliaria Colonial Socimi SA(ö)	105,571	1,060	Nasdaq, Inc.	6,752	585
Intact Financial Corp.	6,039	477	National Bank Holdings Corp. Class A	60,198	2,032
Interactive Brokers Group, Inc. Class A	65,167	3,220	Nelnet, Inc. Class A	3,231	182
Intercontinental Exchange, Inc.	1,306	101	New World Development Co. , Ltd.	1,190,000	1,506
International Bancshares Corp.	18,364	711	New York Community Bancorp, Inc.	26,916	258
International. FCStone, Inc. (Æ)	2,977	135	NewStar Financial, Inc. (Å)(Æ)(Š)	19,324	5
Intesa Sanpaolo SpA	112,516	249	NexPoint Residential Trust, Inc. (ö)(Þ)	84,021	2,995
Investment Technology Group, Inc.	2,771	76	Nippon Building Fund, Inc. (ö)	169	965
Investors Bancorp, Inc.	24,227	271	Nomura Holdings, Inc.	607,200	2,864
Invincible Investment Corp. (ö)	1,592	660	Nomura Real Estate Holdings, Inc.	32,500	608
Invitation Homes, Inc. (ö)	76,250	1,668	Nordea Bank AB	16,794	146
Itau Unibanco Holding SA - ADR	48,236	635	Northfield Bancorp, Inc.	8,071	106
Jack Henry & Associates, Inc.	999	150	Northwest Bancshares, Inc.	13,876	224
Japan Exchange Group, Inc.	1,000	18	OceanFirst Financial Corp.	5,083	129
Japan Post Bank Co. , Ltd.	9,700	113	Old Republic International Corp.	2,271	50
Japan Post Holdings Co. , Ltd.	22,900	272	Oppenheimer Holdings, Inc. Class A	9,044	278
Jefferies Financial Group, Inc. (Æ)	7,405	159	Oritani Financial Corp.	24,708	361
JPMorgan Chase & Co.	18,289	1,994	Orix JREIT, Inc. (ö)	803	1,229
Jupiter Fund Management PLC	12,628	54	Oversea-Chinese Banking Corp. , Ltd.	15,800	123
kabu. com Securities Co. , Ltd.	4,000	14	Park National Corp.	541	49
KB Financial Group, Inc.	79,412	3,304	PAX Global Technology, Ltd.	2,177,000	1,069
KBC Ancora	1,609	74	PayPal Holdings, Inc. (Æ)	76,691	6,458
Kearny Financial Corp. (Þ)	16,523	214	PCSB Financial Corp. (Þ)	9,409	176
Kilroy Realty Corp. (ö)	24,625	1,696	Pebblebrook Hotel Trust(ö)	25,324	854
L E Lundbergforetagen AB Class B	4,368	135	Penns Woods Bancorp, Inc.	2,982	121
Ladder Capital Corp. Class A(ö)	134,715	2,269	PennyMac Financial Services, Inc.	11,804	236
Legal & General Group PLC	25,210	81	People's United Financial, Inc.	16,021	251
LIC Housing Finance, Ltd.	143,107	800	Phoenix Holdings, Ltd. (The)	20,127	111
Life Storage, Inc. (Æ)(ö)	11,253	1,060	PICC Property & Casualty Co. , Ltd.	2,439,000	2,359
Link Real Estate Investment Trust(ö)	223,500	1,978	Class H
			Ping An Insurance Group Co. of China,
Lloyds Banking Group PLC	4,480,577	3,277		319,500	3,024
			Ltd. Class H
Loews Corp.	2,990	139	PNC Financial Services Group, Inc.
LondonMetric Property PLC(ö)	204,740	472	(The)	3,396	436
Longfor Properties Co. , Ltd.	223,000	544	Popular, Inc.	120,375	6,261
M&T Bank Corp.	1,180	195	Prologis, Inc. (ö)	53,706	3,462
Malvern Bancorp, Inc. (Æ)	2,992	61	Provident Financial Holdings, Inc.	3,379	58
Manulife Financial Corp.	5,302	83	Provident Financial Services, Inc.	8,330	203
Marsh & McLennan Cos. , Inc.	2,423	205	Rathbone Brothers PLC	2,628	78
MasterCard, Inc. Class A	32,852	6,495	Real Estate Credit Investments, Ltd.	63,999	136
Matsui Securities Co. , Ltd.	11,800	120	Realty Income Corp. (ö)	30,327	1,828

See accompanying notes which are an integral part of the financial statements.

852 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Regency Centers Corp. (ö)	24,053	1,524	UniCredit SpA	5,059	65
Regions Financial Corp.	1,778	30	UNITE Group PLC (The)(ö)	60,713	661
RenaissanceRe Holdings, Ltd.	886	108	United Financial Bancorp, Inc. (Þ)	182,156	2,814
Royal Bank of Scotland Group PLC	646,804	1,953	United Overseas Bank, Ltd.	54,800	967
RSA Insurance Group PLC	7,386	53	Uranium Participation Corp. (Å)(Æ)	502,612	1,733
Sabra Health Care REIT, Inc. (ö)	52,725	1,141	US Bancorp	14,145	739
Samsung Card Co. , Ltd.	19,643	581	VEREIT, Inc. (ö)	147,397	1,080
Sandy Spring Bancorp, Inc.	2,787	99	VICI Properties, Inc. (ö)	31,956	690
SBA Communications Corp. (Æ)(ö)	8,888	1,441	Visa, Inc. Class A	22,008	3,034
Sberbank of Russia PJSC Class T	684,322	1,971	Vornado Realty Trust(ö)	20,101	1,368
Schroders PLC	9,367	320	Voya Financial, Inc.	5,559	243
Segro PLC(ö)	131,453	1,032	VPC Specialty Lending Investments PLC	52,438	53
SEI Investments Co.	5,524	295	Washington Federal, Inc.	3,291	93
Seritage Growth Properties(ö)	69,875	2,657	Waterstone Financial, Inc.	4,646	76
Shinhan Financial Group Co. , Ltd.	30,757	1,143	Webster Financial Corp.	12,348	727
Shizuoka Bank, Ltd. (The)	56,000	490	Weingarten Realty Investors(ö)	49,438	1,390
SI Financial Group, Inc.	6,395	85	Wells Fargo & Co.	117,831	6,273
Siam Commercial Bank PCL (The)	155,500	646	Welltower, Inc. (ö)	49,661	3,281
Simmons First National Corp. Class A	4,644	124	Western Union Co. (The)	33,889	611
Simon Property Group, Inc. (ö)	12,946	2,376	White Mountains Insurance Group, Ltd.	385	341
SITE Centers Corp. (ö)	27,057	336	Workspace Group PLC(ö)	27,772	341
Skandinaviska Enskilda Banken AB	10,286	106	WR Berkley Corp.	1,910	145
Class A			YES Bank, Ltd.	191,509	487
SpareBank 1 SR-Bank ASA(Þ)	65,839	731
Sprott, Inc. (Å)	596,023	1,363			317,371
Standard Chartered PLC	75,826	532
State Street Corp.	1,777	122	Health Care - 2.7%
			Abbott Laboratories	55,019	3,793
Sumitomo Mitsui Financial Group, Inc.	107,600	4,180	Aetna, Inc.	4,100	813
Sumitomo Mitsui Trust Holdings, Inc.	37,100	1,495
Sumitomo Realty & Development Co. ,			Alfresa Holdings Corp.	1,500	40
Ltd.	52,000	1,784	Align Technology, Inc. (Æ)	3,774	835
Sun Communities, Inc. (ö)	16,642	1,672	Allergan PLC	4,884	772
Sun Hung Kai & Co. , Ltd.	387,000	174	Amgen, Inc.	2,819	543
Sun Life Financial, Inc.	1,875	69	Anthem, Inc. (Æ)	5,234	1,442
Sunstone Hotel Investors, Inc. (ö)	46,580	674	Astellas Pharma, Inc.	7,000	108
SunTrust Banks, Inc.	5,220	327	AstraZeneca PLC - ADR	15,284	593
Svenska Handelsbanken AB Class A	74,247	807	AstraZeneca PLC	10,728	819
Swire Properties, Ltd.	247,400	847	Baxter International, Inc.	19,997	1,250
Sydbank A/S	7,856	181	Bayer AG	21,942	1,685
T Rowe Price Group, Inc.	3,653	354	BeiGene, Ltd. - ADR(Æ)	19,277	2,428
Taubman Centers, Inc. (ö)	10,366	570	Biofermin Pharmaceutical Co. , Ltd.	2,800	71
TD Ameritrade Holding Corp.	31,724	1,641	Bio-Rad Laboratories, Inc. Class A(Æ)	3,694	1,008
Territorial Bancorp, Inc.	3,497	95	Bristol-Myers Squibb Co.	69,396	3,507
TFS Financial Corp.	6,210	91	China Resources Pharmaceutical Group,	1,390,500	2,047
Thurgauer Kantonalbank	603	62	Ltd. (Þ)
			Chr Hansen Holding A/S	22,511	2,273
Times Property Holdings, Ltd.	704,000	616	Cigna Corp.	1,230	263
Tokyo Tatemono Co. , Ltd.	115,000	1,236	Coloplast A/S Class B	22,750	2,121
Torchmark Corp.	4,940	418	CSL, Ltd.	2,134	286
Toronto Dominion Bank	10,096	560	DaVita HealthCare Partners, Inc. (Æ)	403	27
Travelers Cos. , Inc. (The)	1,649	206	Elekta AB Class B	26,082	330
Tullett Prebon PLC	12,958	48	Eli Lilly & Co.	4,198	455
Turkiye Halk Bankasi AS	228,055	253	Exact Sciences Corp. (Æ)	31,318	2,225
UBS Group AG(Æ)	28,535	398	Fluidigm Corp. (Æ)	182,907	1,317
UDR, Inc. (ö)	110,550	4,332	Fresenius Medical Care AG & Co.	525	41
Umpqua Holdings Corp.	5,276	101	Fuso Pharmaceutical Industries, Ltd.	2,700	65

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 853

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Genmab A/S(Æ)	20,076	2,750	China Aviation Oil Singapore Corp. , Ltd.	211,000	210
Gilead Sciences, Inc.	3,714	253	Croda International PLC	5,876	362
Haemonetics Corp. (Æ)	3,403	356	DowDuPont, Inc.	93,987	5,068
HCA Healthcare, Inc.	1,321	176	Dundee Precious Metals, Inc. (Æ)	141,397	369
Henry Schein, Inc. (Æ)	2,126	176	Ecolab, Inc.	1,360	208
Illumina, Inc. (Æ)	3,151	980	Ferguson PLC	532	36
Insulet Corp. (Æ)	5,540	489	Formosa Chemicals & Fibre Corp.	268,000	964
Intuitive Surgical, Inc. (Æ)	2,768	1,443	Formosa Plastics Corp.	190,000	616
IQVIA Holdings, Inc. (Æ)	6,514	801	Gabriel Resources, Ltd. (Å)(Æ)	2,735,634	675
Johnson & Johnson	8,987	1,258	Getlink SE	48,373	609
Laboratory Corp. of America	248	40	Gold Fields, Ltd. - ADR	135,523	358
Holdings(Æ)			Goldcorp, Inc.	43,145	389
Lonza Group AG(Æ)	3,090	968	Grupo Cementos de Chihuahua SAB
McKesson Corp.	1,816	227	de CV	114,140	615
Medtronic PLC	5,835	524	Haynes International, Inc. (Þ)	61,461	1,780
Merck & Co. , Inc.	56,054	4,126	HI-LEX Corp.	4,700	99
MLP Saglik Hizmetleri AS(Æ)(Þ)	250,531	598	Hitachi Chemical Co. , Ltd.	58,500	919
NMC Health PLC	8,929	403	Huaxin Cement Co. , Ltd. Class A	755,884	2,069
Novartis AG	27,216	2,376	Imerys SA	16,580	1,023
Otsuka Holdings Co. , Ltd.	400	19	Impala Platinum Holdings, Ltd. (Æ)	1,058,853	1,952
PerkinElmer, Inc.	2,989	258	Inchcape PLC	40,449	279
Pfizer, Inc.	114,460	4,929	International Tower Hill Mines, Ltd.(Å)	233,332	111
Protek PJSC(Å)	140,372	169	(Æ)
Quest Diagnostics, Inc.	11,606	1,093	Investment AB Latour Class B	6,125	74
Smith & Nephew PLC	6,208	101	Ivanhoe Mines, Ltd. Class A(Æ)	121,734	229
Steris PLC	2,119	232	Jardine Cycle & Carriage, Ltd.	8,900	195
Straumann Holding AG	682	464	JFE Holdings, Inc.	163,800	3,080
Sysmex Corp.	800	56	KGHM Polska Miedz SA(Æ)	67,713	1,533
Taisho Pharmaceutical Holdings Co. ,			Kinross Gold Corp. (Æ)	195,279	506
Ltd.	800	85	Kumho Petrochemical Co. , Ltd.	24,269	1,842
Teva Pharmaceutical Industries, Ltd.	45,166	903	LafargeHolcim, Ltd. (Æ)	2,480	115
- ADR			Lanxess AG	10,178	632
UnitedHealth Group, Inc.	12,742	3,330	Linde PLC(Æ)	14,259	2,350
Varian Medical Systems, Inc. (Æ)	312	37	Luks Group Vietnam Holdings Co. , Ltd.
Veeva Systems, Inc. Class A(Æ)	3,160	289	(Å)	468,000	125
ZERIA Pharmaceutical Co. , Ltd.	500	9	Lundin Gold, Inc. (Å)(Æ)	214,835	764
		61,075	Methanex Corp.	14,313	927
			MHP SE - GDR(Å)	143,337	1,685
Materials and Processing - 4.2%			Mullen Group, Ltd. - ADR	8,937	93
Air Products & Chemicals, Inc.	341	53	New Gold, Inc. (Æ)	1,495,551	1,181
Allegheny Technologies, Inc. (Æ)	233,064	6,035	Newcrest Mining, Ltd.	255,325	3,750
Aluminum Corp. of China, Ltd. Class			NexGen Energy, Ltd. (Å)(Æ)	867,251	1,779
	2,970,000	1,078
H(Æ)			NGK Insulators, Ltd.	88,100	1,246
Anhui Conch Cement Co. , Ltd. Class H	596,000	3,064	Nippon Electric Glass Co. , Ltd.	54,000	1,358
Arkema SA	287	30	Nippon Shokubai Co. , Ltd.	1,000	65
Babcock International Group PLC	83,334	651	Nippon Steel & Sumitomo Metal Corp.	232,100	4,275
BASF SE	9,041	696	Northern Dynasty Minerals, Ltd. (Æ)	360,315	172
Bear Creek Mining Corp. (Å)(Æ)	129,963	126	Novagold Resources, Inc. (Æ)	116,086	468
BHP Billiton PLC - ADR	21,947	883	Polyus PJSC - GDR	45,181	1,385
Breedon Group PLC(Æ)	209,413	192	POSCO	11,894	2,683
Brenntag AG	4,923	257	Safestore Holdings PLC(ö)	78,867	538
Bunzl PLC	3,310	98	SALA Corp.	14,000	80
Cameco Corp. Class A	453,511	4,863	Seabridge Gold, Inc. (Å)(Æ)	114,308	1,445
Carpenter Technology Corp.	55,777	2,432	Sika AG	4,364	560
CCR SA	707,350	2,085	Sinanen Co. , Ltd.	5,200	124
Centerra Gold, Inc. (Æ)	626,717	2,447	Smiths Group PLC	1,440	26

See accompanying notes which are an integral part of the financial statements.

854 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Solvay SA	5,725	653	Ferrovial SA	47,236	946
Stelco Holdings, Inc.	210,080	3,130	FreightCar America, Inc. (Å)(Æ)	164,233	2,349
Symrise AG	3,914	329	Generac Holdings, Inc. (Æ)	37,012	1,878
Tahoe Resources, Inc. (Æ)	299,314	707	General Dynamics Corp.	4,917	849
Taisei Lamick Co. , Ltd.	2,900	82	Granite Construction, Inc.	37,543	1,716
TMK PJSC - GDR(Þ)	59,237	225	Great Lakes Dredge & Dock Corp. (Å)(Æ)	357,319	2,076
Toray Industries, Inc.	3,000	21	GS Engineering & Construction Corp.	15,218	555
Turkiye Sise ve Cam Fabrikalari AS	589,665	500	Guangshen Railway Co. , Ltd. Class H	3,048,000	1,143
Turquoise Hill Resources, Ltd. (Æ)	1,173,944	2,007	Hakuhodo DY Holdings, Inc.	2,200	37
Vale SA	94,785	1,444	Hankook Tire Worldwide Co. , Ltd.	35,564	528
Vedanta, Ltd.	460,657	1,316	Hankyu Hanshin Holdings, Inc.	800	26
Voestalpine AG	656	23	Harvey Gulf International Marine	1,037	55
Vulcan Materials Co.	2,468	250	LLC(Å)(Æ)
WestRock Co.	24,475	1,052	HGIM Corp. (Å)(Æ)	232	12
Wheaton Precious Metals Corp.	108,566	1,784	ICF International, Inc.	63,564	4,681
Yara International ASA	17,811	764	IHS Markit, Ltd. (Æ)	76,802	4,034
			Illinois Tool Works, Inc.	867	111
		93,273	Japan Airport Terminal Co. , Ltd.	3,600	138
			Japan Steel Works, Ltd. (The)	13,900	293
Producer Durables - 5.1%			Jardine Matheson Holdings, Ltd.	2,200	127
3M Co.	2,267	431
Accenture PLC Class A	3,969	626	Jardine Strategic Holdings, Ltd.	2,000	67
Acciona SA	2,833	239	Jiangsu Expressway Co. , Ltd. Class H(Þ)	1,238,000	1,659
Aena SA(Þ)	6,308	1,007	Kaman Corp. Class A	48,662	3,091
Airbus Group SE	7,548	832	Kamigumi Co. , Ltd.	39,500	814
Aker ASA Class A	2,321	176	KBR, Inc.	272,913	5,398
Ametek, Inc.	2,824	189	Keio Corp.	6,000	325
Andritz AG	13,041	674	Keyence Corp.	1,400	682
Ardmore Shipping Corp. (Å)(Æ)	298,725	1,930	Kobe Electric Railway Co. , Ltd. (Æ)	6,600	233
Ascopiave	39,303	129	Kone OYJ Class B	15,904	775
Atlantia SpA	93,168	1,870	Koninklijke Vopak NV	4,489	203
BAE Systems PLC	3,422	23	Kurita Water Industries, Ltd.	5,600	137
Barloworld, Ltd. - ADR	104,002	846	Kyushu Railway Co.	2,400	73
BBA Aviation PLC	142,309	436	Larsen & Toubro, Ltd. - GDR	20,307	356
Bidvest Group, Ltd. (The)	80,015	994	Logitech International SA	6,047	224
Bollore SA	8,521	36	Loomis AB Class B	13,040	403
Canadian National Railway Co.	1,056	90	Magna International, Inc. Class A	17,294	851
Canadian Pacific Railway, Ltd.	6,325	1,297	McGraw Hill Financial, Inc.	110	20
Central Japan Railway Co.	1,000	193	Meggitt PLC	16,639	113
China Merchants Port Holdings Co. , Ltd.	354,000	603	Mesa Air Group, Inc. (Å)(Æ)	138,232	1,997
CK Infrastructure Holdings, Ltd.	76,000	557	Minebea Co. , Ltd.	19,400	295
COSCO Shipping Ports, Ltd.	1,048,000	1,072	Mitsubishi Corp.	89,400	2,509
CoStar Group, Inc. (Æ)	1,747	631	Mitsubishi Heavy Industries, Ltd.	135,000	4,758
CSX Corp.	13,154	906	Mitsui & Co. , Ltd.	165,000	2,773
Cummins, Inc.	1,304	178	MTR Corp. , Ltd.	79,000	382
Danaher Corp.	6,724	668	Nagoya Railroad Co. , Ltd.	1,000	24
Daseke, Inc. (Æ)	183,790	1,117	Nestle SA	7,879	665
Denso Corp.	66,700	2,973	Nifco, Inc.	1,000	23
Diana Shipping, Inc. (Æ)	167,196	637	Nippon Yusen	140,000	2,257
DSV A/S	3,039	244	Norfolk Southern Corp.	8,066	1,354
East Japan Railway Co.	42,900	3,746	Northrop Grumman Corp.	4,770	1,250
Eaton Corp. PLC	32,590	2,336	NWS Holdings, Ltd.	49,000	97
Emerson Electric Co.	2,055	139	Obayashi Corp.	119,400	1,050
Epiroc AB Class A(Æ)	36,043	316	Organo Corp. (Å)	24,000	666
Euronav NV	22,357	208	Orion Group Holdings, Inc. (Æ)(Þ)	393,519	1,857
Experian PLC	11,731	270	Park24 Co. , Ltd.	1,600	42

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 855

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Paychex, Inc.	754	49	Cisco Systems, Inc.	21,904	1,002
Primax Electronics, Ltd.	423,000	573	Compeq Manufacturing Co. , Ltd.	807,000	522
Promotora y Operadora de	36,023	328	Diebold Nixdorf, Inc.	144,729	564
Infraestructura SAB de CV			Electronic Arts, Inc. (Æ)	23,586	2,146
Publicis Groupe SA - ADR	9,652	560	Facebook, Inc. Class A(Æ)	63,484	9,637
Radiant Logistics, Inc. (Þ)	317,020	1,725	Guidewire Software, Inc. (Æ)	7,733	688
Raytheon Co.	1,739	304	Hewlett Packard Enterprise Co.	13,666	208
Rentokil Initial PLC	249,046	1,005	Hua Hong Semiconductor, Ltd. (Þ)	725,000	1,273
Republic Services, Inc. Class A	2,645	192	Infosys, Ltd. - ADR	138,266	1,309
Sanyo Electric Railway Co. , Ltd.	12,100	266	Intel Corp.	126,435	5,928
Shanghai International Airport Co. , Ltd.	56,258	401	International Business Machines Corp.	2,887	333
Class A
Shin-Keisei Electric Railway Co. , Ltd.	600	11	InterXion Holding NV(Æ)	8,958	527
SIIC Environment Holdings, Ltd.	569,800	111	KEYW Holding Corp. (The)(Æ)	160,994	1,261
Singapore Airlines, Ltd. (Æ)	16,300	112	Lenovo Group, Ltd.	1,358,000	868
Sinotruk Hong Kong, Ltd.	573,500	830	Liberty Latin America, Ltd. Class A(Æ)	141,598	2,546
Stobart Group, Ltd.	61,445	166	Manhattan Associates, Inc. (Æ)	28,442	1,358
Takara Printing Co. , Ltd.	7,700	121	Microsoft Corp.	38,650	4,128
Transurban Group - ADR(Æ)	522,783	4,197	MobileOne, Ltd.	193,100	294
Tsakos Energy Navigation, Ltd.	179,802	593	Moneysupermarket. com Group PLC	16,671	62
Tutor Perini Corp. (Æ)	270,724	4,196	Nanya Technology Corp.	340,000	571
Union Pacific Corp.	1,123	164	NeoPhotonics Corp. (Æ)	519,744	4,158
United Technologies Corp.	26,272	3,263	Nexon Co. , Ltd. (Æ)	99,400	1,127
USA Truck, Inc. (Æ)	64,081	1,260	Nokia OYJ - ADR	662,337	3,722
Vinci SA	17,395	1,553	NTT DOCOMO, Inc.	11,200	282
Waste Management, Inc.	3,523	315	NVC Lighting Holdings, Ltd. (Å)	2,401,000	156
WESCO International, Inc. (Æ)	9,749	489	NVIDIA Corp.	1,913	403
West Japan Railway Co.	16,100	1,079	Ooma, Inc. (Æ)(Þ)	70,075	1,054
Wilh Wilhelmsen Holding ASA Class A	1,700	34	Oracle Corp.	14,530	710
Wirecard AG	4,036	755	Oracle Corp. Japan	700	47
Xerox Corp.	22,541	628	QUALCOMM, Inc.	2,647	166
YRC Worldwide, Inc. (Æ)(Þ)	219,549	1,813	Realtek Semiconductor Corp.	490,201	1,952
			Salesforce. com, Inc. (Æ)	16,156	2,217
		114,689	Samsung Electronics Co. , Ltd.	210,090	7,858

Technology - 5.7%			ServiceNow, Inc. (Æ)	25,130	4,550
Acacia Communications, Inc. (Æ)	103,326	3,562	Shopify, Inc. Class A(Æ)	2,541	351
Activision Blizzard, Inc.	9,785	676	Silverlake Axis, Ltd.	550,500	171
Adobe Systems, Inc. (Æ)	10,642	2,615	Singapore Telecommunications, Ltd.	204,000	466
ADT, Inc.	15,481	120	SK Hynix, Inc.	20,536	1,237
Adyen NV(Æ)(Þ)	815	527	SMART Global Holdings, Inc. (Æ)	45,789	1,282
Alibaba Group Holding, Ltd. - ADR(Æ)	51,448	7,319	Sony Corp.	14,100	759
Allot Communications, Ltd. (Æ)(Þ)	201,439	1,296	Splunk, Inc. (Æ)	23,273	2,324
Alphabet, Inc. Class A(Æ)	7,013	7,649	SS&C Technologies Holdings, Inc.	9,915	507
			Taiwan Semiconductor Manufacturing
Alphabet, Inc. Class C(Æ)	1,486	1,600		558,000	4,147
			Co. , Ltd.
Amdocs, Ltd.	6,329	400	Taiwan Semiconductor Manufacturing
Amphenol Corp. Class A	4,007	359	Co. , Ltd. - ADR	23,415	892
Ansys, Inc. (Æ)	316	47	Tencent Holdings, Ltd.	108,434	3,675
Apple, Inc.	32,004	7,005	Teradyne, Inc.	12,015	414
ASML Holding NV	3,570	610	Texas Instruments, Inc.	2,037	189
Autodesk, Inc. (Æ)	20,014	2,587	Trade Desk, Inc. (The) Class A(Æ)	1,860	230
Avnet, Inc.	14,718	590	Tripod Technology Corp.	279,000	677
Baidu, Inc. - ADR(Æ)	15,180	2,885	UBISOFT Entertainment(Æ)	5,954	534
Booking Holdings, Inc. (Æ)	735	1,378	UT Group Co. , Ltd. (Æ)	19,868	594
CA, Inc.	844	37	Vodafone Group PLC	33,867	64
China Unicom Hong Kong, Ltd.	2,604,000	2,721	VTech Holdings, Ltd.	8,600	101

See accompanying notes which are an integral part of the financial statements.

856 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wix. com, Ltd. (Æ)	5,251	511	Exelon Corp.	9,032	396
Workday, Inc. Class A(Æ)	4,009	533	Federal Grid PJSC	971,218,324	2,255
Yandex NV Class A(Æ)	10,692	322	Fortis, Inc.	12,717	420
		127,590	Fortum OYJ	16,133	340
			Gas Natural SDG SA	18,328	451
Utilities - 5.1%			Gibson Energy, Inc.	39,859	631
A2A SpA	78,736	127	Gran Tierra Energy, Inc. (Æ)	127,695	391
ACEA SpA	8,803	116	Hawaiian Electric Industries, Inc.	13,045	487
Algonquin Power & Utilities Corp.	26,837	268	Hera SpA	37,609	104
ALLETE, Inc.	19,108	1,414	HighPoint Resources Corp. (Æ)	711,608	2,647
Alliant Energy Corp.	36,426	1,566	Hiroshima Gas Co. , Ltd.	38,300	123
Ameren Corp.	6,051	391	Hokuriku Electric Power Co.	9,000	84
American Electric Power Co. , Inc.	22,409	1,644	Hydro One, Ltd. (Þ)	99,633	1,449
American Water Works Co. , Inc.	1,963	174	Iberdrola SA	105,946	750
Aqua America, Inc.	7,259	236	Idacorp, Inc.	3,125	291
AT&T, Inc.	154,167	4,730	Inter Pipeline, Ltd.	14,885	241
Atco, Ltd. Class I	9,325	272	Iren SpA - ADR	49,731	108
Atmos Energy Corp.	2,591	241	Italgas SpA	22,085	114
Avangrid, Inc.	5,359	252	Kansai Electric Power Co. , Inc. (The)	53,100	816
Avista Corp.	8,447	434	KDDI Corp.	188,200	4,684
BKW AG	4,332	275	Keyera Corp.	5,540	138
Black Hills Corp.	2,578	153	KT Corp.	16,414	413
Boralex, Inc. Class A	15,300	198	KT Corp. - ADR	251,403	3,479
Brookfield Renewable Energy Partners,			Kyushu Electric Power Co. , Inc.	17,600	205
	15,454	422
LP			LG Uplus Corp.	45,485	643
Canadian Natural Resources, Ltd.	3,870	106	Lundin Petroleum AB	5,498	167
Canadian Utilities, Ltd. Class A	14,635	347	Manx Telecom PLC	47,767	104
CenterPoint Energy, Inc.	9,682	262	MDU Resources Group, Inc.	2,072	52
Centrais Eletricas Brasileiras SA(Æ)	676,309	4,271	MEG Energy Corp. Class A(Æ)	349,813	2,798
Centrica PLC	55,532	104	National Grid PLC	274,178	2,906
China Mobile, Ltd.	189,500	1,771	NextEra Energy, Inc.	28,138	4,854
China Telecom Corp. , Ltd. Class H	2,088,000	984	Nippon Telegraph & Telephone Corp.	68,200	2,864
Chubu Electric Power Co. , Inc.	12,500	180	NiSource, Inc.	54,196	1,374
Chugoku Electric Power Co. , Inc. (The)	32,000	411	Northland Power, Inc.	21,325	328
CMS Energy Corp.	19,401	961	NorthWestern Corp.	5,416	318
Consolidated Edison, Inc.	6,561	499	OGE Energy Corp.	9,079	328
Deutsche Telekom AG	41,239	677	ONE Gas, Inc.	1,174	93
Dominion Energy, Inc.	76,469	5,462	Orsted A/S(Þ)	3,214	204
DTE Energy Co.	5,186	583	Osaka Gas Co. , Ltd.	77,000	1,410
Duke Energy Corp.	8,185	676	PCCW, Ltd.	424,000	232
E. ON SE	36,338	352	Pembina Pipeline Corp.	12,785	414
Edison International	4,805	333	Pennon Group PLC	16,213	155
El Paso Electric Co.	6,606	377	PG&E Corp. (Æ)	106,368	4,979
Electricite de France SA	193,024	3,203	Pinnacle West Capital Corp.	3,244	267
Emera, Inc.	25,517	787	PNM Resources, Inc.	6,440	247
Enbridge Income Fund Holdings, Inc.	14,404	333	Portland General Electric Co.	21,603	974
Enbridge, Inc.	42,486	1,324	Power Assets Holdings, Ltd.	72,500	483
Encana Corp.	61,690	632	PPL Corp.	9,564	291
Endesa SA - ADR	23,154	484	Public Service Enterprise Group, Inc.	6,111	327
Enel SpA	110,314	541	Red Electrica Corp. SA	21,127	438
Energias de Portugal SA	132,017	464	RusHydro PJSC	361,553,013	3,018
Entergy Corp.	3,211	270	Scottish & Southern Energy PLC	130,540	1,902
Etablissements Maurel et Prom(Æ)	27,855	129	Sempra Energy	4,516	497
Evergy, Inc.	56,738	3,177	Severn Trent PLC Class H	50,761	1,208
Eversource Energy(Æ)	6,428	407	Shikoku Electric Power Co. , Inc.	6,400	80

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 857

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
SmarTone Telecommunications Holdings,	263,500	365	Options Purchased - 0.1%
Ltd.			(Number of Contracts)
Snam Rete Gas SpA	93,996	388	Fannie Mae Bonds
Southern Co. (The)	58,603	2,639	JPMorgan Chase Nov 2018 95.68
Spire, Inc.	1,141	83	Call (1)	USD	90,000	(ÿ)	6
Superior Plus Corp.	27,037	243	JPMorgan Chase Nov 2018 98.37	USD	9,000	(ÿ)	28
Telefonica SA - ADR	12,162	100	Call (1)
			JPMorgan Chase Nov 2018 98.37
Tohoku Electric Power Co. , Inc.	13,600	173	Call (1)	USD	9,000	(ÿ)	1
Tokyo Electric Power Co. Holdings, Inc.	39,400	201	NASDAQ 100 Index
(Æ)			Goldman Sachs Dec 2018 7,400.00
Tokyo Gas Co. , Ltd.	18,000	443	Call (266)	USD	196,840	(ÿ)	1,839
TransCanada Corp.	90,650	3,419	Bank of America Dec 2018	USD	164,010	(ÿ)	424
Turkcell Iletisim Hizmetleri AS	294,124	599	7,700.00 Call (21,300)
UGI Corp.	19,056	1,011	SPX Volatility Index
United Utilities Group PLC	14,408	134	Goldman Sachs Nov 2018 2,950.00	USD	321,845	(ÿ)	39
Valener, Inc.	20,323	304	Call (109,100)
			Swaptions
Vectren Corp.	1,252	90	(Counterparty, Fund Receives/Fund
Veolia Environnement SA	9,899	197	Pays, Notional, Termination Date)
Verbund AG Class A	6,513	262	(Bank of America, USD 3.117%/USD 3
Verizon Communications, Inc.	21,106	1,205	Month LIBOR, USD 17,936, 11/07/28)
			Bank of America Nov 2018 0.00
Vistra Energy Corp. (Æ)	6,634	150			17,936	(ÿ)	5
			Call (1)
WEC Energy Group, Inc. (Æ)	6,757	462	(Citigroup, USD 3.126%/USD 3 Month
WildHorse Resource Development Corp.	116,658	2,474	LIBOR, USD 17,936, 11/27/28)
(Æ)			Citigroup Nov 2018 0.00 Call (1)		17,936	(ÿ)	40
Xcel Energy, Inc.	10,025	491	(Citigroup, USD 3.191%/USD 3 Month
		113,425	LIBOR, USD 39,101, 11/15/28)
			Citigroup Nov 2018 0.00 Call (1)		39,101	(ÿ)	115
			(Goldman Sachs, USD 3.105%/USD 3
Total Common Stocks			Month LIBOR, USD 175,705, 11/20/28)
			Goldman Sachs Nov 2018 0.00
(cost $1,052,407)		1,008,131			175,705	(ÿ)	249
Preferred Stocks - 0.3%			(Goldman Call (1) Sachs, USD 3.169%/USD 3
Consumer Discretionary - 0.0%			Month LIBOR, USD 17,936, 12/04/28)
Volkswagen AG			Goldman Sachs 0.00 Call (1)		17,936	(ÿ)	73
2.650% (Ÿ)	672	113	(Merrill Lynch, EUR 0.625%/iTraxx
			Europe Crossover S30 Index, EUR
Financial Services - 0.1%			3,000, 11/21/23)
			Merrill Lynch Nov 2023 0.00 Call
Bank of America Corp.					3,000	(ÿ)	2
			(1)
7.250% (Ÿ)	300	381	(Citigroup, USD 3 Month LIBOR/USD
Itau Unibanco Holding SA			3.296%, USD 17,936, 11/27/28)
6.452% (Ÿ)	113,557	1,503	Citigroup Nov 2018 0.00 Put (1)		17,936	(ÿ)	54
			(Citigroup, USD 3 Month LIBOR/USD
		1,884	3.375%, USD 39,101, 11/15/28)
Materials and Processing - 0.1%			Citigroup Nov 2018 0.00 Put (1)		39,101	(ÿ)	25
Gerdau SA			Total Options Purchased
1.848% (Ÿ)	478,420	2,091	(cost $15,666)				2,900

Technology - 0.1%			Warrants & Rights - 0.0%
Samsung Electronics Co. , Ltd.			Warrants and Rights - 0.0%
4.030% (Ÿ)	47,951	1,511	Banco Santander SA(Æ)
			2018 Rights		55,560		2
Utilities - 0.0%
Centrais Eletricas Brasileiras SA			Total Warrants & Rights
0.000% (Æ)(Ÿ)	20,587	147	(cost $2)				2
			Short-Term Investments - 26.7%
Total Preferred Stocks			Ares Capital Corp.
(cost $5,434)		5,746	4.375% due 01/15/19		1,384		1,385
			BW Group, Ltd.

See accompanying notes which are an integral part of the financial statements.

858 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series BWLP			6.375% due 06/24/19	100		131
1.750% due 09/10/19	200	193	Titan Machinery, Inc.
Canadian Solar, Inc.			3.750% due 05/01/19	459		453
4.250% due 02/15/19 (Å)	160	158	Twitter, Inc.
Cowen, Inc.			0.250% due 09/15/19	1,378		1,331
3.000% due 03/15/19	35	35	U. S. Cash Management Fund(@)(+)	528,439,207	(8)	528,439
Dell, Inc.			United States Treasury Bills
5.875% due 06/15/19	100	101	0.000% due 11/01/18 (ç)(~)	3,531		3,531
DHT Holdings, Inc.			1.831% due 11/08/18 (ç)(~)(§)	2,352		2,351
4.500% due 10/01/19 (Þ)	247	256	1.934% due 11/15/18 (ç)(~)(§)	3,449		3,446
Electronics For Imaging, Inc.			1.934% due 11/15/18 (~)	2,000		1,998
0.750% due 09/01/19	435	427	2.042% due 11/23/18 (ç)(~)(§)	574		573
EZCORP, Inc.			2.081% due 12/06/18 (ç)(~)(§)	162		162
2.125% due 06/15/19	753	737	2.174% due 12/11/18 (ç)(~)(§)	1,426		1,423
Fiat Chrysler Finance Europe SA			2.118% due 12/13/18 (ç)(~)(§)	4,146		4,136
Series GMTN			2.245% due 01/03/19 (~)	2,200		2,191
6.750% due 10/14/19	300	359	2.247% due 01/10/19 (~)	970		966
Getty Images, Inc. 1st Lien Term Loan B			2.247% due 01/10/19 (~)(§)	4,471		4,452
5.802% due 10/18/19 (~)(Ê)	2,327	2,298	2.277% due 01/17/19 (~)(§)	2,253		2,242
Glencore Finance Europe SA			2.364% due 03/07/19 (~)	390		387
6.500% due 02/27/19	350	454	2.417% due 03/28/19 (~)	17,865		17,693
Golden Ocean Group, Ltd.			2.477% due 04/25/19 (~)	2,500		2,471
3.070% due 01/30/19	200	198	1.023% due 05/09/19 (~)	1,200		1,194
HCI Group, Inc.			1.023% due 05/09/19 (~)(§)	1,007		1,002
3.875% due 03/15/19	308	305	Vipshop Holdings, Ltd.
Hungary Government Bond			1.500% due 03/15/19	690		671
Series 19/A			Yandex NV
6.500% due 06/24/19	679,460	2,466	1.125% due 12/15/18	851		843
Huron Consulting Group, Inc.			Total Short-Term Investments
1.250% due 10/01/19	1,468	1,437	(cost $600,096)			600,005
Intesa Sanpaolo SpA			Total Investments 101.0%
5.000% due 09/23/19	50	58	(identified cost $2,337,318)			2,265,939
Just Energy Group, Inc.
6.500% due 07/29/19 (Þ)	600	608	Other Assets and Liabilities,
KB Home Co.			Net - (1.0%)			(22,149)
1.375% due 02/01/19	550	547
Macquarie Infrastructure Corp.			Net Assets - 100.0%			2,243,790
2.875% due 07/15/19	1,408	1,397
Navistar International Corp.
4.750% due 04/15/19	721	721
New Mountain Finance Corp.
5.000% due 06/15/19	922	924
NRG Yield, Inc.
3.500% due 02/01/19 (Þ)	596	596
Resource Capital Corp.
6.000% due 12/01/18	365	366
Scorpio Tankers, Inc.
2.375% due 07/01/19 (Þ)	379	364
Spirit Realty Capital, Inc.
2.875% due 05/15/19	1,323	1,315
Sprint Communications, Inc.
9.000% due 11/15/18 (Þ)	80	80
Synchronoss Technologies, Inc.
0.750% due 08/15/19	140	134
Telecom Italia SpA

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 859

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.0%
Ardmore Shipping Corp.	12/11/17		298,725	8.09	2,416	1,930
Astarta Holding NV	03/10/17	PLN	35,714	11.56	413	279
Bear Creek Mining Corp.	05/19/17	CAD	129,963	1.79	233	126
Canadian Solar, Inc.	07/20/17		160,000	99.51	159	158
Etalon Group, Ltd.	03/10/17		602,762	2.93	1,766	1,388
Fission Uranium Corp.	03/10/17	CAD	695,733	0.54	376	354
FreightCar America, Inc.	12/11/17		164,233	16.47	2,705	2,349
Gabriel Resources, Ltd.	03/10/17	CAD	2,735,634	0.28	770	675
Great Lakes Dredge & Dock Corp.	12/11/17		357,319	5.20	1,857	2,076
Harvey Gulf International Marine LLC	07/02/18		1,037	—	—	55
HGIM Corp.	07/02/18		232	—	—	12
International Tower Hill Mines, Ltd.	06/22/18		233,332	0.55	128	111
Luks Group Vietnam Holdings Co. , Ltd.	03/10/17	HKD	468,000	0.34	161	125
Lundin Gold, Inc.	03/10/17	CAD	214,835	4.04	869	764
Mesa Air Group, Inc.	08/17/18		138,232	12.33	1,705	1,997
MHP SE	03/10/17		143,337	11.33	1,625	1,685
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		818,000	83.20	681	675
Morgan Stanley Capital I Trust	07/26/17		741,000	86.50	641	636
Morgan Stanley Capital I Trust	08/21/17		338,000	87.48	296	294
NewStar Financial, Inc.	12/26/17		19,324	0.26	5	5
NexGen Energy, Ltd.	04/28/17	CAD	867,251	2.12	1,838	1,779
NVC Lighting Holdings, Ltd.	03/10/17	HKD	2,401,000	0.12	279	156
Organo Corp.	03/10/17	JPY	24,000	25.07	602	666
Protek PJSC	03/10/17	RUB	140,372	1.81	254	169
Seabridge Gold, Inc.	03/10/17	CAD	114,308	11.50	1,314	1,445
Sprott, Inc.	09/22/17	CAD	596,023	2.00	1,191	1,363
UBS-Barclays Commercial Mortgage Trust	10/18/17		220,000	69.82	154	158
Uranium Participation Corp.	09/22/17	CAD	502,612	3.01	1,514	1,733
						23,163
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

860 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
Advanced Integration Technology, LP 1st Lien Term Loan B1	USD 3 Month LIBOR	4.750
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco S. a. r. l. Term Loan B	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	2.750
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Alvogen Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Amneal Pharmaceuticals LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Anastasia Parent LLC 1st Lien Term Loan B	USD 2 Month LIBOR	3.750
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC Term Loan	USD 1 Month LIBOR	3.500
AppLovin Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Aramark Services, Inc. 1st Lien Term Loan B3	USD 3 Month LIBOR	1.750
Aretec Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	3 Month EURIBOR	1.030
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bank of Ireland	Year Rate	6.956
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
Barclays Bank PLC	USD 3 Month LIBOR	3.100
	EUR Swap Annual (versus 6 Month EURIBOR) 5
BAWAG Group AG	Year Rate	4.415
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Boxer Parent Co. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Brickman Group, Ltd. 1st Lien Term Loan B	USD 2 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 861

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Capital Automotive L. P. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
CIT Group, Inc.	USD 3 Month LIBOR	3.972
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp. Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
DBS Group Holdings, Ltd.	Year Rate	1.200
Delek US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Deutsche Postbank Funding Trust I	EURIBOR ICE Swap Rate	0.025
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
DPABS Trust	USD 3 Month LIBOR	1.250
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Dynacast International LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dynatrace LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
EagleView Technology Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 6
Electricite de France SA	Year Rate	3.436

See accompanying notes which are an integral part of the financial statements.

862 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
	GBP Swap Semiannual (versus 6 Month LIBOR) 13
Electricite de France SA	Year Rate	3.958
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.890
Enbridge, Inc.	USD 3 Month LIBOR	3.418
EnergySolutions, LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.750
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.570
Envision Healthcare Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Fannie Mae	USD 1 Month LIBOR	6.700
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	5.920
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Focus Financial Partners LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.500
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.600
Freddie Mac REMICS	USD 1 Month LIBOR	6.500

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 863

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.950
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GGP, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.500
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.250
Ginnie Mae	USD 1 Month LIBOR	6.550
Ginnie Mae	USD 1 Month LIBOR	6.800
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.700
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.600
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor and Company of the Bank of Ireland	Year Rate	6.956
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Groupama SA	3 Month EURIBOR	5.770
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

864 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
Guggenheim CLO LLC	USD 3 Month LIBOR	6.590
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Hamilton Holdco, LLC Term Loan B	USD 3 Month LIBOR	2.000
Harbor Freight Tools USA, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. Term Loan	USD 6 Month LIBOR	6.000
HLF Financing SARL LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
Hyland Software Inc. Term Loan 3	USD 1 Month LIBOR	3.250
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
I-Logic Technologies Bidco, Ltd. Term Loan	USD 2 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intralinks, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Jason, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.890
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
LifeScan Global Corp. 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MH Sub I, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I, LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Mitsubishi UFJ Investor Services & Banking SA	3 Month EURIBOR	4.500
NAI Entertainment Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
National Westminster Bank PLC	USD 3 Month LIBOR	0.250
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 865

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 6 Month LIBOR	0.188
North American Lifting Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.500
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.688
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
	U. K. Government Bonds 5 Year Note Generic Bid
Phoenix Group Holdings	Yield	4.169
Plains All American Pipeline, LP	USD 3 Month LIBOR	4.110
Plantronics, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
	U. K. Government Bonds 5 Year Note Generic Bid
Rothesay Life PLC	Yield	5.419
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Schenectady International Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Serta Simmons Bedding, LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Serta Simmons Bedding, LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.300

See accompanying notes which are an integral part of the financial statements.

866 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Variable Rate Securities
Securities	Referenced Rate	Spread %
SonicWALL US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Starfruit Finco BV Term Loan B	USD 1 Month LIBOR	3.250
Stars Group Holdings BV Term Loan	USD 3 Month LIBOR	3.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
SuperMoose Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tenneco, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
U. S. Silica Co. , Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varsity Brands Holding Co. , Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VeriFone Systems, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Verscend Holding Corp. Term Loan	USD 1 Month LIBOR	4.500
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Weatherford International, Ltd. 1st Lien Term Loan	USD 1 Month LIBOR	1.425
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 867

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	195	EUR	20,155	11/18	(351)
Australia 10 Year Government Bond Futures	541	AUD	70,012	12/18	(119)
CAC40 Euro Index Futures	1,221	EUR	62,149	11/18	(719)
Canada 10 Year Government Bond Futures	937	CAD	123,825	12/18	(1,254)
DAX Index Futures	176	EUR	50,413	12/18	(3,230)
Dow Jones U. S. Real Estate Index Futures	2,682	USD	82,847	12/18	(4,082)
EURO STOXX 50 Index Futures	1,217	EUR	38,871	12/18	(1,856)
FTSE 100 Index Futures	145	GBP	10,311	12/18	(286)
FTSE/MIB Index Futures	135	EUR	12,815	12/18	(1,550)
IBEX 35 Index Futures	178	EUR	15,818	11/18	(242)
MSCI Singapore Index Futures	353	SGD	12,108	11/18	78
OMXS30 Index Futures	637	SEK	97,588	11/18	(87)
S&P Utilities Select Sector Index Futures	3	USD	162	12/18	(1)
TOPIX Index Futures	215	JPY	3,528,149	12/18	(771)
United States 2 Year Treasury Note Futures	36	USD	7,584	12/18	(19)
United States 5 Year Treasury Note Futures	4,033	USD	453,240	12/18	(2,171)
United States 10 Year Treasury Note Futures	2,459	USD	291,238	12/18	(4,156)
United States 10 Year Ultra Treasury Note Futures	7	USD	876	12/18	—
United States Long Bond Futures	36	USD	4,973	12/18	(21)
United States Ultra Bond Futures	10	USD	1,492	12/18	(89)
Short Positions
Euro-Bobl Futures	6	EUR	789	12/18	(3)
Euro-Bund Futures	754	EUR	120,836	12/18	211
Hang Seng Index Futures	6	HKD	7,473	11/18	(3)
Long Gilt Futures	982	GBP	120,207	12/18	(463)
MSCI EAFE Index Futures	167	USD	15,134	12/18	1,079
MSCI Emerging Markets Index Futures	1,580	USD	75,579	12/18	5,260
NASDAQ 100 E-Mini Index Futures	478	USD	66,686	12/18	2,869
Russell 1000 E-Mini Index Futures	433	USD	32,451	12/18	2,539
Russell 2000 E-Mini Index Futures	1,775	USD	134,181	12/18	18,969
S&P 400 E-Mini Index Futures	225	USD	41,058	12/18	5,154
S&P 500 E-Mini Index Futures	1,882	USD	255,115	12/18	17,286
S&P Financial Select Sector Index Futures	53	USD	4,283	12/18	321
S&P/TSX 60 Index Futures	140	CAD	25,038	12/18	1,097
SPI 200 Index Futures	71	AUD	10,291	12/18	453
United States 2 Year Treasury Note Futures	464	USD	97,745	12/18	268
United States 10 Year Treasury Note Futures	25	USD	2,961	12/18	39
United States Ultra Bond Futures	6	USD	895	12/18	58
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					34,208

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	95.68	USD	90,000	11/06/18	(990)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.37	USD	9,000	11/06/18	(28)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.37	USD	9,000	11/06/18	(93)
S&P 500 Index	Merrill Lynch	Put	465	2,350.00	USD	109,275	12/21/18	(444)

See accompanying notes which are an integral part of the financial statements.

868 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price	Amount	Date	$
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3.204%/USD
3 Month LIBOR, USD 9,868,
11/07/28	Bank of America	Call	1	0.00	8,968	11/05/18	(16)
Citigroup, USD 3.211%/USD 3 Month
LIBOR, USD 8,968, 11/27/28	Citigroup	Call	1	0.00	8,968	11/23/18	(43)
Citigroup, USD 3.283%/USD 3 Month
LIBOR, USD 19,550, 11/15/28	Citigroup	Call	1	0.00	19,550	11/13/18	(140)
Goldman Sachs, USD 3.191%/USD
3 Month LIBOR, USD 87,853,
11/20/28	Goldman Sachs	Call	1	0.00	87,853	11/16/18	(308)
Goldman Sachs, USD 3.229%/USD
3 Month LIBOR, USD 8,968,
12/04/28	Goldman Sachs	Call	1	0.00	8,968	11/30/18	(56)
Citigroup, iTraxx Europe Crossover S30
Index / EUR 1.110%, EUR 11,500,
11/21/23	Citigroup	Put	1	0.00	11,500	11/21/18	(11)
Citigroup, USD 3 Month LIBOR/USD
3.211%, USD 8,968, 11/27/28	Citigroup	Put	1	0.00	8,968	11/23/18	(55)
Citigroup, USD 3 Month LIBOR/USD
3.283%, USD 19,550, 11/15/28	Citigroup	Put	1	0.00	19,550	11/13/18	(43)
Goldman Sachs, USD 3 Month LIBOR/
USD 3.379%, USD 8,968,
12/04/28	Goldman Sachs	Put	1	0.00	8,968	11/30/18	(16)
Total Liability for Options Written (premiums received $2,478)							(2,243)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4,532	EUR	4,000	11/16/18	4
Bank of America	CNY	43,269	USD	6,275	12/19/18	71
Bank of America	EUR	1,457	USD	1,673	11/16/18	20
Bank of America	EUR	46,243	USD	53,211	12/19/18	613
Bank of America	EUR	4,000	USD	4,573	02/22/19	(4)
Bank of Montreal	USD	2,817	AUD	3,967	11/09/18	(8)
Bank of Montreal	USD	3,896	CAD	5,115	11/09/18	(10)
Bank of Montreal	USD	3,035	CHF	3,049	11/09/18	(6)
Bank of Montreal	USD	13,510	EUR	11,903	11/09/18	(21)
Bank of Montreal	USD	23,847	EUR	20,402	12/19/18	(641)
Bank of Montreal	USD	7,027	GBP	5,502	11/09/18	8
Bank of Montreal	USD	3,262	GBP	2,494	12/19/18	(66)
Bank of Montreal	USD	4,230	HKD	33,176	11/09/18	2
Bank of Montreal	USD	10,312	JPY	1,165,636	11/09/18	23
Bank of Montreal	USD	22,626	JPY	2,495,572	12/19/18	(422)
Bank of Montreal	AUD	4,089	USD	2,953	11/09/18	57
Bank of Montreal	AUD	3,967	USD	2,818	12/07/18	8
Bank of Montreal	CAD	5,200	USD	4,010	11/09/18	59
Bank of Montreal	CAD	5,115	USD	3,898	12/07/18	10
Bank of Montreal	CHF	3,060	USD	3,141	11/09/18	101
Bank of Montreal	CHF	3,049	USD	3,042	12/07/18	5
Bank of Montreal	EUR	12,053	USD	13,994	11/09/18	335
Bank of Montreal	EUR	11,903	USD	13,539	12/07/18	19

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 869

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	GBP	5,487	USD	7,167	11/09/18	151
Bank of Montreal	GBP	5,502	USD	7,036	12/07/18	(8)
Bank of Montreal	HKD	34,167	USD	4,368	11/09/18	10
Bank of Montreal	HKD	33,176	USD	4,234	12/07/18	(2)
Bank of Montreal	JPY	1,132,608	USD	10,017	11/09/18	(26)
Bank of Montreal	JPY	1,165,636	USD	10,333	12/07/18	(25)
Bank of Montreal	SEK	449,114	USD	50,633	11/26/18	1,462
Barclays	EUR	9,450	USD	11,123	12/19/18	374
BNP Paribas	USD	131	EUR	113	11/16/18	(2)
BNP Paribas	USD	134	EUR	116	11/16/18	(2)
BNP Paribas	USD	483	EUR	423	11/16/18	(4)
BNP Paribas	EUR	212	USD	244	11/16/18	3
BNP Paribas	EUR	1,468	USD	1,674	11/16/18	9
Brown Brothers Harriman	EUR	9,163	USD	10,643	11/26/18	246
Citigroup	USD	2,818	AUD	3,967	11/09/18	(9)
Citigroup	USD	3,895	CAD	5,115	11/09/18	(10)
Citigroup	USD	26,961	CAD	34,971	11/26/18	(385)
Citigroup	USD	3,035	CHF	3,049	11/09/18	(5)
Citigroup	USD	13,510	EUR	11,903	11/09/18	(21)
Citigroup	USD	160	EUR	137	11/16/18	(4)
Citigroup	USD	384	EUR	324	11/16/18	(16)
Citigroup	USD	4,534	EUR	4,000	11/16/18	1
Citigroup	USD	23,837	EUR	20,402	12/19/18	(630)
Citigroup	USD	7,028	GBP	5,502	11/09/18	6
Citigroup	USD	3,266	GBP	2,494	12/19/18	(70)
Citigroup	USD	4,229	HKD	33,176	11/09/18	3
Citigroup	USD	10,307	JPY	1,165,636	11/09/18	28
Citigroup	USD	22,616	JPY	2,495,572	12/19/18	(412)
Citigroup	AUD	4,089	USD	2,952	11/09/18	56
Citigroup	AUD	3,967	USD	2,819	12/07/18	9
Citigroup	CAD	5,200	USD	4,006	11/09/18	56
Citigroup	CAD	5,115	USD	3,897	12/07/18	9
Citigroup	CHF	3,060	USD	3,143	11/09/18	103
Citigroup	CHF	3,049	USD	3,042	12/07/18	5
Citigroup	EUR	12,053	USD	13,993	11/09/18	334
Citigroup	EUR	722	USD	837	11/16/18	19
Citigroup	EUR	1,457	USD	1,671	11/16/18	19
Citigroup	EUR	1,457	USD	1,677	11/16/18	25
Citigroup	EUR	1,457	USD	1,676	11/16/18	24
Citigroup	EUR	11,903	USD	13,539	12/07/18	18
Citigroup	EUR	4,000	USD	4,575	02/22/19	(2)
Citigroup	GBP	5,487	USD	7,163	11/09/18	147
Citigroup	GBP	5,502	USD	7,037	12/07/18	(7)
Citigroup	HKD	34,167	USD	4,369	11/09/18	11
Citigroup	HKD	33,176	USD	4,233	12/07/18	(3)
Citigroup	JPY	1,132,608	USD	10,013	11/09/18	(29)
Citigroup	JPY	1,165,636	USD	10,327	12/07/18	(30)
Commonwealth Bank of Australia	USD	2,818	AUD	3,967	11/09/18	(8)
Commonwealth Bank of Australia	USD	3,896	CAD	5,115	11/09/18	(11)
Commonwealth Bank of Australia	USD	3,036	CHF	3,049	11/09/18	(6)
Commonwealth Bank of Australia	USD	13,514	EUR	11,903	11/09/18	(24)
Commonwealth Bank of Australia	USD	145	EUR	125	12/19/18	(3)

See accompanying notes which are an integral part of the financial statements.

870 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	7,029	GBP	5,502	11/09/18	6
Commonwealth Bank of Australia	USD	4,230	HKD	33,176	11/09/18	2
Commonwealth Bank of Australia	USD	10,313	JPY	1,165,636	11/09/18	22
Commonwealth Bank of Australia	AUD	4,089	USD	2,950	11/09/18	54
Commonwealth Bank of Australia	AUD	3,967	USD	2,819	12/07/18	9
Commonwealth Bank of Australia	CAD	5,200	USD	3,998	11/09/18	48
Commonwealth Bank of Australia	CAD	5,115	USD	3,898	12/07/18	10
Commonwealth Bank of Australia	CHF	3,060	USD	3,143	11/09/18	102
Commonwealth Bank of Australia	CHF	3,049	USD	3,043	12/07/18	6
Commonwealth Bank of Australia	EUR	12,053	USD	14,003	11/09/18	344
Commonwealth Bank of Australia	EUR	11,903	USD	13,543	12/07/18	23
Commonwealth Bank of Australia	GBP	5,487	USD	7,169	11/09/18	153
Commonwealth Bank of Australia	GBP	5,502	USD	7,038	12/07/18	(6)
Commonwealth Bank of Australia	GBP	135	USD	179	12/19/18	6
Commonwealth Bank of Australia	GBP	150	USD	195	12/19/18	3
Commonwealth Bank of Australia	HKD	34,167	USD	4,368	11/09/18	10
Commonwealth Bank of Australia	HKD	33,176	USD	4,234	12/07/18	(2)
Commonwealth Bank of Australia	JPY	1,132,608	USD	10,018	11/09/18	(24)
Commonwealth Bank of Australia	JPY	1,165,636	USD	10,333	12/07/18	(24)
Commonwealth Bank of Australia	NOK	102,464	USD	12,612	11/26/18	444
Goldman Sachs	USD	1,868	TRY	8,082	11/13/18	(433)
HSBC	USD	114	ARS	3,200	11/23/18	(28)
HSBC	USD	114	ARS	3,200	11/23/18	(28)
HSBC	USD	188	ARS	5,287	11/23/18	(45)
HSBC	USD	289	ARS	8,100	11/23/18	(69)
HSBC	USD	47	ARS	1,305	11/26/18	(11)
HSBC	USD	67	ARS	2,103	11/26/18	(10)
HSBC	USD	177	ARS	5,649	11/26/18	(25)
HSBC	USD	50	ARS	1,590	11/28/18	(7)
HSBC	USD	255	ARS	8,071	11/28/18	(37)
HSBC	USD	255	ARS	8,072	11/28/18	(37)
HSBC	USD	104	ARS	2,935	11/29/18	(25)
HSBC	USD	105	ARS	2,935	11/29/18	(26)
HSBC	USD	642	ARS	20,786	12/06/18	(87)
HSBC	USD	643	ARS	20,786	12/06/18	(88)
HSBC	USD	54	ARS	2,341	03/25/19	1
HSBC	USD	114	ARS	4,989	03/25/19	3
HSBC	USD	252	ARS	11,632	03/25/19	21
HSBC	USD	254	ARS	11,632	03/25/19	19
HSBC	USD	254	ARS	11,632	03/25/19	19
HSBC	USD	274	ARS	12,526	03/25/19	20
HSBC	USD	344	ARS	15,029	03/25/19	9
HSBC	USD	66	ARS	2,915	03/29/19	2
HSBC	USD	66	ARS	2,907	03/29/19	2
HSBC	USD	92	ARS	4,042	03/29/19	3
HSBC	USD	126	ARS	5,524	04/01/19	3
HSBC	USD	320	ARS	14,038	04/01/19	7
HSBC	USD	155	ARS	6,747	04/03/19	2
HSBC	USD	520	BRL	2,177	02/04/19	60
HSBC	USD	2,227	BRL	9,409	02/04/19	282
HSBC	USD	2,228	BRL	9,409	02/04/19	281
HSBC	USD	142	CLP	98,548	02/04/19	—

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 871

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	332	COP	1,066,384	02/07/19	(2)
HSBC	USD	31	CZK	662	02/19/19	(1)
HSBC	USD	643	CZK	13,887	02/19/19	(31)
HSBC	USD	395	HKD	3,092	12/05/18	—
HSBC	USD	1,203	HKD	9,418	12/05/18	(1)
HSBC	USD	88	HUF	24,428	12/10/18	(3)
HSBC	USD	126	HUF	35,909	12/10/18	—
HSBC	USD	1,161	HUF	318,063	12/10/18	(49)
HSBC	USD	154	MXN	3,176	11/30/18	2
HSBC	USD	728	MXN	14,592	11/30/18	(13)
HSBC	USD	1,420	MXN	28,824	11/30/18	(7)
HSBC	USD	100	PEN	334	02/11/19	(1)
HSBC	USD	176	PEN	588	02/11/19	(2)
HSBC	USD	236	PHP	12,930	02/04/19	4
HSBC	USD	7,062	PLN	25,897	12/10/18	(307)
HSBC	USD	147	RON	587	11/26/18	(5)
HSBC	USD	161	RON	649	11/26/18	(3)
HSBC	USD	398	RON	1,590	11/26/18	(13)
HSBC	USD	1,703	RUB	118,320	02/06/19	75
HSBC	USD	158	THB	5,255	12/06/18	1
HSBC	USD	161	THB	5,180	12/06/18	(5)
HSBC	USD	330	THB	10,949	12/06/18	1
HSBC	USD	68	TRY	348	11/13/18	(6)
HSBC	USD	125	TRY	574	11/13/18	(23)
HSBC	USD	126	TRY	575	11/13/18	(24)
HSBC	USD	126	TRY	575	11/13/18	(24)
HSBC	USD	126	TRY	574	11/13/18	(24)
HSBC	USD	130	TRY	618	11/13/18	(20)
HSBC	USD	130	TRY	872	11/13/18	25
HSBC	USD	145	TRY	666	11/13/18	(27)
HSBC	USD	147	TRY	671	11/13/18	(28)
HSBC	USD	147	TRY	671	11/13/18	(28)
HSBC	USD	163	TRY	743	11/13/18	(31)
HSBC	USD	177	TRY	1,148	11/13/18	27
HSBC	USD	216	TRY	1,395	11/13/18	32
HSBC	USD	240	TRY	1,142	11/13/18	(37)
HSBC	USD	314	TRY	1,360	11/13/18	(72)
HSBC	USD	342	TRY	1,569	11/13/18	(63)
HSBC	USD	391	TRY	1,861	11/13/18	(60)
HSBC	USD	420	TRY	1,863	11/13/18	(89)
HSBC	USD	600	TRY	2,987	11/13/18	(70)
HSBC	USD	770	TRY	5,068	11/13/18	130
HSBC	USD	820	TRY	5,447	11/13/18	148
HSBC	USD	19	ZAR	261	11/26/18	(1)
HSBC	USD	268	ZAR	3,965	11/26/18	—
HSBC	USD	711	ZAR	10,997	11/26/18	32
HSBC	ARS	2,341	USD	62	11/23/18	(2)
HSBC	ARS	4,355	USD	114	11/23/18	(4)
HSBC	ARS	13,092	USD	344	11/23/18	(11)
HSBC	ARS	2,505	USD	66	11/26/18	(2)
HSBC	ARS	2,511	USD	66	11/26/18	(2)
HSBC	ARS	4,042	USD	106	11/26/18	(3)

See accompanying notes which are an integral part of the financial statements.

872 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	ARS	5,524	USD	144	11/28/18	(5)
HSBC	ARS	12,208	USD	320	11/28/18	(9)
HSBC	ARS	5,869	USD	155	11/29/18	(3)
HSBC	BRL	582	USD	143	02/04/19	(12)
HSBC	BRL	585	USD	143	02/04/19	(13)
HSBC	BRL	1,171	USD	287	02/04/19	(25)
HSBC	BRL	3,504	USD	875	02/04/19	(59)
HSBC	BRL	4,420	USD	1,180	02/04/19	1
HSBC	BRL	5,257	USD	1,312	02/04/19	(90)
HSBC	BRL	5,836	USD	1,436	02/04/19	(120)
HSBC	CLP	191,886	USD	300	02/04/19	24
HSBC	COP	899,475	USD	296	02/07/19	18
HSBC	COP	1,136,400	USD	370	02/07/19	18
HSBC	COP	2,384,500	USD	762	02/07/19	24
HSBC	COP	2,384,500	USD	763	02/07/19	25
HSBC	COP	2,384,500	USD	763	02/07/19	25
HSBC	CZK	6,588	USD	298	02/19/19	8
HSBC	HUF	19,438	USD	69	12/10/18	1
HSBC	IDR	1,539,850	USD	104	02/04/19	4
HSBC	IDR	1,539,850	USD	104	02/04/19	4
HSBC	IDR	1,539,850	USD	104	02/04/19	4
HSBC	IDR	1,539,889	USD	104	02/04/19	4
HSBC	ILS	5,903	USD	1,616	12/10/18	25
HSBC	MXN	1,807	USD	96	11/30/18	7
HSBC	MXN	5,454	USD	278	11/30/18	11
HSBC	MXN	10,013	USD	530	11/30/18	39
HSBC	PLN	594	USD	161	12/10/18	6
HSBC	THB	8,836	USD	270	12/06/18	3
HSBC	THB	24,607	USD	743	12/06/18	—
HSBC	TRY	243	USD	56	11/13/18	13
HSBC	TRY	587	USD	123	11/13/18	19
HSBC	TRY	1,783	USD	255	11/13/18	(62)
HSBC	TRY	2,036	USD	332	11/13/18	(30)
HSBC	TRY	3,392	USD	553	11/13/18	(49)
HSBC	TRY	4,383	USD	1,002	11/13/18	224
HSBC	TRY	8,325	USD	1,358	11/13/18	(121)
HSBC	TRY	10,132	USD	2,116	11/13/18	316
HSBC	ZAR	3,575	USD	250	11/26/18	8
HSBC	ZAR	5,423	USD	360	11/26/18	(6)
JPMorgan Chase	USD	216	EUR	190	11/16/18	(1)
JPMorgan Chase	USD	378	EUR	328	11/16/18	(7)
JPMorgan Chase	EUR	190	USD	216	11/01/18	1
Morgan Stanley	EUR	1,457	USD	1,677	11/16/18	25
Northern Trust	GBP	3,500	USD	4,620	12/19/18	136
Royal Bank of Canada	USD	2,817	AUD	3,967	11/09/18	(8)
Royal Bank of Canada	USD	3,896	CAD	5,115	11/09/18	(11)
Royal Bank of Canada	USD	3,036	CHF	3,049	11/09/18	(7)
Royal Bank of Canada	USD	13,510	EUR	11,903	11/09/18	(21)
Royal Bank of Canada	USD	23,848	EUR	20,402	12/19/18	(644)
Royal Bank of Canada	USD	7,028	GBP	5,502	11/09/18	7
Royal Bank of Canada	USD	3,263	GBP	2,494	12/19/18	(67)
Royal Bank of Canada	USD	4,230	HKD	33,176	11/09/18	2

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 873

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	10,312	JPY	1,165,636	11/09/18	23
Royal Bank of Canada	USD	12,510	JPY	1,398,972	11/26/18	(91)
Royal Bank of Canada	USD	22,612	JPY	2,495,572	12/19/18	(409)
Royal Bank of Canada	AUD	4,089	USD	2,952	11/09/18	56
Royal Bank of Canada	AUD	3,967	USD	2,818	12/07/18	8
Royal Bank of Canada	CAD	5,200	USD	4,008	11/09/18	58
Royal Bank of Canada	CAD	5,115	USD	3,898	12/07/18	11
Royal Bank of Canada	CHF	3,060	USD	3,144	11/09/18	103
Royal Bank of Canada	CHF	3,049	USD	3,044	12/07/18	7
Royal Bank of Canada	EUR	12,053	USD	14,000	11/09/18	341
Royal Bank of Canada	EUR	11,903	USD	13,539	12/07/18	19
Royal Bank of Canada	GBP	5,487	USD	7,165	11/09/18	149
Royal Bank of Canada	GBP	5,502	USD	7,037	12/07/18	(7)
Royal Bank of Canada	HKD	34,167	USD	4,368	11/09/18	10
Royal Bank of Canada	HKD	33,176	USD	4,234	12/07/18	(2)
Royal Bank of Canada	JPY	1,132,608	USD	10,012	11/09/18	(30)
Royal Bank of Canada	JPY	1,165,636	USD	10,333	12/07/18	(25)
State Street	USD	166	AUD	230	11/09/18	(3)
State Street	USD	187	AUD	258	11/09/18	(4)
State Street	USD	5,372	AUD	7,551	12/19/18	(21)
State Street	USD	39	CAD	50	11/09/18	(1)
State Street	USD	223	CAD	291	11/09/18	(2)
State Street	USD	176	CHF	171	11/09/18	(6)
State Street	USD	10,777	CHF	10,420	12/19/18	(382)
State Street	USD	782	EUR	669	11/09/18	(24)
State Street	USD	482	EUR	416	11/16/18	(11)
State Street	USD	862	EUR	759	12/07/18	—
State Street	USD	23,835	EUR	20,402	12/19/18	(628)
State Street	USD	397	GBP	303	11/09/18	(10)
State Street	USD	3,264	GBP	2,494	12/19/18	(68)
State Street	USD	244	HKD	1,903	11/09/18	(1)
State Street	USD	263	HKD	2,060	11/09/18	(1)
State Street	USD	742	HKD	5,810	12/07/18	—
State Street	USD	2,001	INR	147,500	12/19/18	(18)
State Street	USD	569	JPY	64,336	11/09/18	1
State Street	USD	753	JPY	84,795	12/07/18	—
State Street	USD	22,613	JPY	2,495,572	12/19/18	(409)
State Street	USD	8,498	KRW	9,684,227	11/09/18	2
State Street	USD	516	KRW	588,029	12/07/18	1
State Street	USD	5,446	MXN	106,550	12/19/18	(239)
State Street	USD	1,029	MYR	4,280	12/19/18	(7)
State Street	USD	8,833	NZD	13,397	11/26/18	(89)
State Street	USD	91	SEK	806	11/09/18	(3)
State Street	USD	6,482	SEK	59,386	11/09/18	10
State Street	USD	49	SEK	448	12/07/18	—
State Street	USD	119	SEK	1,072	12/19/18	(2)
State Street	USD	86	SGD	118	11/09/18	(1)
State Street	USD	6,044	SGD	8,369	11/09/18	(1)
State Street	USD	116	SGD	160	12/19/18	(1)
State Street	USD	139	TWD	4,225	11/09/18	(3)
State Street	USD	7,264	TWD	224,532	11/09/18	(4)
State Street	USD	454	TWD	14,008	12/07/18	—

See accompanying notes which are an integral part of the financial statements.

874 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	437	USD	310	12/07/18	—
State Street	BRL	4,760	USD	1,149	12/19/18	(125)
State Street	CAD	10	USD	8	12/07/18	—
State Street	CAD	18,213	USD	13,864	12/19/18	15
State Street	CAD	322	USD	248	01/25/19	3
State Street	CAD	322	USD	247	01/25/19	2
State Street	CAD	323	USD	248	01/25/19	2
State Street	CHF	126	USD	129	11/09/18	4
State Street	CHF	662	USD	659	12/07/18	—
State Street	EUR	72	USD	84	11/09/18	2
State Street	EUR	201	USD	233	11/16/18	4
State Street	EUR	205	USD	237	11/16/18	5
State Street	EUR	238	USD	274	11/16/18	4
State Street	EUR	255	USD	302	11/16/18	13
State Street	EUR	613	USD	714	11/16/18	19
State Street	EUR	625	USD	726	11/16/18	17
State Street	EUR	1,457	USD	1,674	11/16/18	22
State Street	EUR	2,019	USD	2,375	11/16/18	86
State Street	GBP	363	USD	474	11/09/18	10
State Street	GBP	170	USD	218	12/07/18	—
State Street	GBP	7,400	USD	9,831	01/25/19	330
State Street	HKD	4,580	USD	585	12/19/18	—
State Street	ILS	45,273	USD	12,469	11/26/18	276
State Street	JPY	196,447	USD	1,734	11/09/18	(8)
State Street	JPY	9,298,800	USD	82,323	12/19/18	(411)
State Street	KRW	102,481	USD	92	11/09/18	2
State Street	KRW	9,581,746	USD	8,599	11/09/18	189
State Street	KRW	9,684,227	USD	8,503	12/07/18	(3)
State Street	KRW	19,319,960	USD	17,161	12/19/18	183
State Street	RUB	759,680	USD	10,655	12/19/18	(812)
State Street	SEK	647	USD	73	11/09/18	2
State Street	SEK	59,544	USD	6,714	11/09/18	204
State Street	SEK	59,386	USD	6,497	12/07/18	(12)
State Street	SGD	41	USD	30	11/09/18	—
State Street	SGD	8,446	USD	6,179	11/09/18	81
State Street	SGD	131	USD	95	12/07/18	—
State Street	SGD	8,369	USD	6,047	12/07/18	1
State Street	TWD	228,757	USD	7,479	11/09/18	83
State Street	TWD	224,532	USD	7,278	12/07/18	4
State Street	TWD	8,822	USD	288	12/19/18	2
UBS	USD	198	EUR	169	11/16/18	(6)
UBS	EUR	1,457	USD	1,696	11/16/18	44
UBS	EUR	1,457	USD	1,696	11/16/18	43
Westpac	USD	23,842	EUR	20,402	12/19/18	(636)
Westpac	USD	3,264	GBP	2,494	12/19/18	(69)
Westpac	USD	22,615	JPY	2,495,572	12/19/18	(411)
Westpac	AUD	5,259	USD	3,755	11/26/18	30
Westpac	CHF	8,635	USD	8,754	11/26/18	162
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(843)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 875

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Total Return Swap Contracts(+)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Goldman Sachs ABGS1059				Total Return on Underlying
Commodity Index(i)	Goldman Sachs	USD	22,738	Reference Entity(1)	02/01/19	—	—	—
Goldman Sachs ABGS1059				Total Return on Underlying
Commodity Index(i)	Goldman Sachs	USD	93,020	Reference Entity(1)	02/01/19	—	—	—
Total Open Total Return Swap Contracts (å)						—	—	—

(i) The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1059 Commodity Index swap contract:

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Crude Oil January 2019	12.2	$14,099
Copper December 2018	12.2	14,157
Cotton December 2018	12.3	14,285
Heating Oil January 2019	12.3	14,250
Live Cattle December 2018	12.5	14,412
Natural Gas January 2019	12.7	14,643
WTI Crude Oil January 2019	12.2	14,099
Zinc January 2019	11.8	13,717
Total Long Futures Contracts		113,662

Short Futures Contracts
Coffee December 2018	(11.9)	(13,741)
Corn December 2018	(12.5)	(14,412)
Kansas Wheat December 2018	(12.4)	(14,389)
Lean Hogs December 2018	(12.7)	(14,724)
Soybean Oil January 2019	(12.5)	(14,516)
Soybeans January 2019	(12.5)	(14,493)
Sugar March 2019	(12.0)	(13,903)
Wheat December 2018	(12.5)	(14,458)
Total Short Futures Contracts		(114,636)

Cash	100.8	116,732
Total Notional Amount		$115,758

* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See accompanying notes which are an integral part of the financial statements.

876 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	21,061	Three Month LIBOR(2)	3.054%(3)	10/17/20	—	3	3
Barclays	USD	556,161	Three Month LIBOR(2)	3.050%(3)	12/19/20	209	621	830
Barclays	USD	9,333	Three Month LIBOR(2)	3.113%(3)	10/05/23	—	3	3
Barclays	USD	4,884	Three Month LIBOR(2)	3.134%(3)	10/15/23	—	(2)	(2)
Barclays	USD	9,885	3.155%(3)	Three Month LIBOR(2)	10/15/23	—	13	13
Barclays	USD	357,022	Three Month LIBOR(2)	3.100%(3)	12/19/23	721	159	880
Barclays	USD	5,979	2.936%(3)	Three Month LIBOR(2)	09/25/28	—	(142)	(142)
Barclays	USD	11,957	Three Month LIBOR(2)	3.026%(3)	09/25/28	—	191	191
Barclays	USD	17,032	3.138%(3)	Three Month LIBOR(2)	09/25/28	—	(107)	(107)
Barclays	USD	12,545	3.122%(3)	Three Month LIBOR(2)	09/26/28	—	(96)	(96)
Barclays	USD	16,158	3.132%(3)	Three Month LIBOR(2)	09/26/28	—	(110)	(110)
Barclays	USD	17,453	Three Month LIBOR(2)	3.138%(3)	09/26/28	—	111	111
Barclays	USD	4,448	3.154%(3)	Three Month LIBOR(2)	09/27/28	—	(22)	(22)
Barclays	USD	12,452	Three Month LIBOR(2)	3.143%(3)	09/28/28	—	73	73
Barclays	USD	4,744	3.083%(3)	Three Month LIBOR(2)	10/02/28	—	(53)	(53)
Barclays	USD	9,147	Three Month LIBOR(2)	3.122%(3)	10/02/28	—	72	72
Barclays	USD	4,574	3.134%(3)	Three Month LIBOR(2)	10/03/28	—	(31)	(31)
Barclays	GBP	750	Six Month LIBOR(3)	1.706%(3)	10/04/28	—	(11)	(11)
Barclays	USD	12,442	Three Month LIBOR(2)	3.105%(3)	10/04/28	—	117	117
Barclays	USD	6,230	3.208%(3)	Three Month LIBOR(2)	10/05/28	—	(3)	(3)
Barclays	USD	13,902	3.135%(3)	Three Month LIBOR(2)	10/05/28	—	(94)	(94)
Barclays	USD	5,876	3.256%(3)	Three Month LIBOR(2)	10/09/28	—	21	21
Barclays	USD	8,282	Three Month LIBOR(2)	3.259%(3)	10/09/28	—	(32)	(32)
Barclays	USD	8,968	2.970%(3)	Three Month LIBOR(2)	10/09/28	—	(190)	(190)
Barclays	USD	17,936	Three Month LIBOR(2)	3.050%(3)	10/09/28	—	255	255
Barclays	USD	8,024	Three Month LIBOR(2)	3.270%(3)	10/11/28	—	(38)	(38)
Barclays	USD	8,894	3.258%(3)	Three Month LIBOR(2)	10/11/28	—	33	33
Barclays	USD	6,963	3.271%(3)	Three Month LIBOR(2)	10/12/28	—	33	33
Barclays	USD	5,979	3.015%(3)	Three Month LIBOR(2)	10/16/28	—	(105)	(105)
Barclays	USD	8,088	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	—	—
Barclays	USD	9,695	Three Month LIBOR(2)	3.217%(3)	10/16/28	—	—	—
Barclays	USD	11,957	Three Month LIBOR(2)	3.100%(3)	10/16/28	—	121	121
Barclays	USD	6,363	3.222%(3)	Three Month LIBOR(2)	10/18/28	—	2	2
Barclays	USD	4,368	3.264%(3)	Three Month LIBOR(2)	10/22/28	—	17	17
Barclays	USD	8,494	3.271%(3)	Three Month LIBOR(2)	10/22/28	—	38	38
Barclays	USD	11,055	Three Month LIBOR(2)	3.259%(3)	10/24/28	—	(36)	(36)
Barclays	USD	5,491	3.210%(3)	Three Month LIBOR(2)	10/25/28	—	(5)	(5)
Barclays	USD	7,163	3.214%(3)	Three Month LIBOR(2)	10/25/28	—	(4)	(4)
Barclays	USD	251	Three Month LIBOR(2)	3.167%(3)	10/30/28	—	1	1
Barclays	USD	16,843	3.160%(3)	Three Month LIBOR(2)	10/30/28	—	(89)	(89)
Barclays	USD	10,427	Three Month LIBOR(2)	3.162%(3)	10/31/28	—	54	54

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 877

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	59,562	3.167%(3)	Three Month LIBOR(2)	11/01/28	—	(285)	(285)
Barclays	USD	86,374	Three Month LIBOR(2)	3.169%(3)	11/01/28	—	406	406
Barclays	USD	7,762	Three Month LIBOR(2)	3.216%(3)	11/02/28	—	—	—
Barclays	USD	514	Three Month LIBOR(2)	3.204%(3)	11/07/28	—	1	1
Barclays	USD	117,281	3.150%(3)	Three Month LIBOR(2)	12/19/28	(90)	(773)	(863)
Barclays	USD	1,697	Three Month LIBOR(2)	3.269%(3)	10/25/48	—	8	8
Barclays	USD	14,288	3.200%(3)	Three Month LIBOR(2)	12/19/48	77	(350)	(273)
BNP Paribas	GBP	830	Six Month LIBOR(3)	1.559%(3)	10/10/23	—	(10)	(10)
Citigroup	EUR	140	1.059%(4)	Six Month EUROBOR(3)	02/01/28	—	4	4
			Six Month
Citigroup	EUR	140	EUROBOR(3)	0.000%(4)	02/01/28	—	—	—
JPMorgan Chase	HUF	383,300	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	56	56
JPMorgan Chase	GBP	175	Six Month LIBOR(3)	1.430%(3)	05/17/23	—	(1)	(1)
JPMorgan Chase	GBP	550	Six Month LIBOR(3)	1.346%(3)	06/11/23	—	(1)	(1)
			Six Month
JPMorgan Chase	EUR	—	EUROBOR(3)	0.000%(4)	07/24/23	(2)	2	—
JPMorgan Chase	USD	1,555	Three Month LIBOR(2)	3.003%(3)	09/17/23	—	8	8
JPMorgan Chase	GBP	800	Six Month LIBOR(3)	1.446%(3)	10/01/23	—	(4)	(4)
JPMorgan Chase	EUR	497	1.339%(4)	Six Month EUROBOR(3)	03/05/28	—	28	28
			Six Month
JPMorgan Chase	EUR	560	EUROBOR(3)	1.339%(4)	03/05/28	—	—	—
			Six Month
JPMorgan Chase	EUR	450	EUROBOR(3)	0.000%(4)	07/24/28	—	—	—
JPMorgan Chase	EUR	450	0.865%(4)	Six Month EUROBOR(3)	07/24/28	—	(2)	(2)
JPMorgan Chase	GBP	400	Six Month LIBOR(3)	1.658%(3)	10/01/28	—	(3)	(3)
Merrill Lynch	GBP	825	Six Month LIBOR(3)	1.424%(3)	10/03/23	—	(3)	(3)
Merrill Lynch	GBP	400	Six Month LIBOR(3)	1.637%(3)	10/03/28	—	(2)	(2)
Merrill Lynch	GBP	400	Six Month LIBOR(3)	1.799%(3)	10/10/28	—	(10)	(10)
Morgan Stanley	USD	3,700	Three Month LIBOR(2)	3.093%(3)	09/25/23	—	4	4
Morgan Stanley	EUR	810	1.003%(4)	Six Month EUROBOR(3)	10/24/28	—	5	5
			Six Month
Morgan Stanley	EUR	810	EUROBOR(3)	0.000%(4)	10/24/28	—	—	—
Total Open Interest Rate Swap Contracts (å)						915	(154)	761

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
AES Corporation	Goldman Sachs	Sell	1.291%	USD	600	5.000	%(2)	12/20/23	111	(4)	107
Ally Financial Inc.	Goldman Sachs	Sell	1.560%	USD	840	5.000	%(2)	12/20/23	144	(6)	138

See accompanying notes which are an integral part of the financial statements.

878 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
American Airlines	JPMorgan Chase	Sell	0.681%	USD	150	5.000	%(2)	06/20/20	12	—	12
Anglo American PLC	BNP Paribas	Sell	1.944%	EUR	250	5.000	%(2)	12/20/24	65	(13)	52
Anglo American PLC	Credit Suisse	Sell	1.944%	EUR	250	5.000	%(2)	12/20/24	64	(12)	52
ArcelorMittal	Barclays	Sell	1.061%	EUR	450	5.000	%(2)	12/20/21	70	(4)	66
ArcelorMittal	JPMorgan Chase	Sell	1.061%	EUR	200	5.000	%(2)	12/20/23	32	(3)	29
ArcelorMittal	Barclays	Sell	1.636%	EUR	415	5.000	%(2)	06/20/23	87	(13)	74
ArcelorMittal	JPMorgan Chase	Sell	1.805%	EUR	175	5.000	%(2)	12/20/23	36	(4)	32
Avis	Goldman Sachs	Sell	4.447%	USD	400	5.000	%(2)	12/20/23	3	9	12
Barclays	BNP Paribas	Sell	0.552%	EUR	490	1.000	%(2)	06/20/19	3	(1)	2
Barclays	JPMorgan Chase	Sell	0.703%	EUR	410	1.000	%(2)	12/20/23	8	—	8
Barclays	BNP Paribas	Sell	1.312%	EUR	970	1.000	%(2)	12/20/23	(9)	(7)	(16)
Calpine Corp.	Goldman Sachs	Sell	3.954%	USD	600	5.000	%(2)	12/20/23	22	8	30
Canadian Natural
Resources	Goldman Sachs	Sell	1.038%	USD	160	1.000	%(2)	06/20/24	(6)	6	—
Canadian Natural
Resources	Goldman Sachs	Sell	1.038%	USD	170	1.000	%(2)	06/20/24	(6)	6	—
Canadian Natural
Resources	BNP Paribas	Sell	1.128%	USD	100	1.000	%(2)	12/20/24	(4)	3	(1)
Canadian Natural
Resources	BNP Paribas	Sell	1.128%	USD	170	1.000	%(2)	12/20/24	(6)	5	(1)
Canadian Natural
Resources	Citigroup	Sell	1.128%	USD	350	1.000	%(2)	12/20/24	3	(5)	(2)
CenturyLink, Inc.	Goldman Sachs	Sell	3.237%	USD	638	1.000	%(2)	12/20/23	(80)	18	(62)
CVS Health	BNP Paribas	Sell	0.598%	USD	1,235	1.000	%(2)	06/20/23	17	6	23
CVS Health	Goldman Sachs	Sell	0.694%	USD	475	1.000	%(2)	12/20/23	8	—	8
Danske Bank	Barclays	Sell	0.798%	EUR	630	1.000	%(2)	12/20/23	7	1	8
Fiat S. p. A.	Goldman Sachs	Sell	1.866%	EUR	450	5.000	%(2)	12/20/23	88	(6)	82
General Electric
Company	Barclays	Sell	1.405%	USD	480	1.000	%(2)	12/20/23	(2)	(6)	(8)
General Electric
Company	Barclays	Sell	1.405%	USD	720	1.000	%(2)	12/20/23	3	(16)	(13)
General Electric
Company	Barclays	Sell	1.405%	USD	480	1.000	%(2)	12/20/23	1	(9)	(8)
Goodyear Tire &
Rubber Co.	Barclays	Sell	2.745%	USD	300	5.000	%(2)	12/20/23	42	(10)	32
International Lease
Finance Co.	Citigroup	Sell	1.186%	USD	900	5.000	%(2)	12/20/24	214	(24)	190
International Paper
Co.	JPMorgan Chase	Sell	0.758%	USD	320	1.000	%(2)	06/20/23	3	1	4
International Paper
Co.	JPMorgan Chase	Sell	0.758%	USD	280	1.000	%(2)	06/20/23	3	—	3
Jaguar Land Rover	Goldman Sachs	Sell	3.772%	EUR	115	5.000	%(2)	12/20/21	6	—	6
JPMorgan Chase	Merrill Lynch	Sell	0.208%	USD	720	1.000	%(2)	12/20/18	2	—	2
L Brands, Inc.	Goldman Sachs	Sell	3.081%	USD	250	1.000	%(2)	12/20/23	(21)	(2)	(23)
L Brands, Inc.	Goldman Sachs	Sell	3.377%	USD	225	1.000	%(2)	06/20/24	(23)	(2)	(25)
L Brands, Inc.	Goldman Sachs	Sell	3.377%	USD	150	1.000	%(2)	06/20/24	(15)	(2)	(17)
Lincoln National
Corporation	JPMorgan Chase	Sell	0.924%	USD	715	1.000	%(2)	12/20/23	7	(4)	3
MetLife, Inc.	Citigroup	Sell	0.717%	USD	470	1.000	%(2)	12/20/23	7	—	7

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 879

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
Telecom Italia SPA	Citigroup	Sell	1.749%	EUR	300	1.000	%(2)	12/20/21	(6)	(1)	(7)
Telecom Italia SPA	Morgan Stanley	Sell	2.628%	EUR	225	1.000	%(2)	12/20/23	(20)	—	(20)
ThyssenKrupp AG	Barclays	Sell	0.925%	EUR	250	1.000	%(2)	12/20/21	3	(2)	1
Total Open Corporate Issues Contracts									873	(93)	780

Credit Indices
					Fund
					(Pays)/			Premiums
		Purchase/Sell	Notional		Receives		Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Amount		Fixed Rate		Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Bank of America	Purchase	USD	1,000	(1.000	%)(2)	12/20/23	48	(2)	46
CDX NA High Yield
Index	Bank of America	Purchase	USD	46,500	(5.000	%)(2)	12/20/23	(3,293)	607	(2,686)
CDX NA High Yield
Index	BNP Paribas	Purchase	USD	1,950	(5.000	%)(2)	12/20/23	(93)	(20)	(113)
CDX NA High Yield
Index	Goldman Sachs	Purchase	USD	480	(5.000	%)(2)	12/20/23	(27)	(1)	(28)
CDX NA High Yield
Index	Goldman Sachs	Purchase	USD	1,000	(5.000	%)(2)	12/20/23	(59)	1	(58)
CDX NA High Yield
Index	Morgan Stanley	Purchase	USD	1,000	(5.000	%)(2)	12/20/23	(61)	3	(58)
CDX NA Investment
Grade Index	Bank of America	Sell	USD	138,000	1.000	%(2)	12/20/23	2,630	(435)	2,195
CMBX NA Index	Bank of America	Sell	USD	586	3.000	%(2)	05/11/63	(66)	(15)	(81)
CMBX NA Index	Bank of America	Sell	USD	163	3.000	%(2)	05/11/63	(19)	(3)	(22)
CMBX NA Index	Bank of America	Sell	USD	186	3.000	%(2)	05/11/63	(22)	(4)	(26)
CMBX NA Index	Bank of America	Sell	USD	52	3.000	%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Barclays	Sell	USD	7,000	3.000	%(2)	05/11/63	(714)	(256)	(970)
CMBX NA Index	Citigroup	Sell	USD	41	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Citigroup	Sell	USD	1	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell	USD	34	3.000	%(2)	05/11/63	(3)	(2)	(5)
CMBX NA Index	Citigroup	Sell	USD	2	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Purchase	USD	28	(2.000	%)(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell	USD	56	3.000	%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	Citigroup	Sell	USD	84	3.000	%(2)	05/11/63	(9)	(2)	(11)
CMBX NA Index	Credit Suisse	Sell	USD	689	3.000	%(2)	05/11/63	(110)	15	(95)
CMBX NA Index	Credit Suisse	Sell	USD	98	3.000	%(2)	05/11/63	(14)	—	(14)
CMBX NA Index	Credit Suisse	Sell	USD	69	3.000	%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Credit Suisse	Sell	USD	54	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Credit Suisse	Purchase	USD	34	(3.000	%)(2)	01/17/47	3	(1)	2
CMBX NA Index	Credit Suisse	Sell	USD	2,522	3.000	%(2)	05/11/63	(436)	86	(350)
CMBX NA Index	Credit Suisse	Sell	USD	265	3.000	%(2)	05/11/63	(46)	9	(37)
CMBX NA Index	Credit Suisse	Sell	USD	199	3.000	%(2)	05/11/63	(31)	3	(28)
CMBX NA Index	Credit Suisse	Sell	USD	1,254	3.000	%(2)	05/11/63	(213)	39	(174)
CMBX NA Index	Credit Suisse	Sell	USD	108	3.000	%(2)	05/11/63	(10)	(5)	(15)
CMBX NA Index	Credit Suisse	Sell	USD	110	3.000	%(2)	05/11/63	(12)	(3)	(15)

See accompanying notes which are an integral part of the financial statements.

880 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Credit Suisse	Sell		USD	372	3.000	%(2)	05/11/63	(50)	(1)	(51)
CMBX NA Index	Credit Suisse	Sell		USD	70	3.000	%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	Credit Suisse	Sell		USD	102	3.000	%(2)	05/11/63	(11)	(3)	(14)
CMBX NA Index	Credit Suisse	Sell		USD	245	3.000	%(2)	05/11/63	(29)	(5)	(34)
CMBX NA Index	Credit Suisse	Sell		USD	41	3.000	%(2)	05/11/63	(4)	(2)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	56	3.000	%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	Credit Suisse	Sell		USD	205	3.000	%(2)	05/11/63	(23)	(5)	(28)
CMBX NA Index	Credit Suisse	Sell		USD	20	3.000	%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000	%(2)	05/11/63	(4)	(2)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	49	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Goldman Sachs	Sell		USD	4,544	3.000	%(2)	05/11/63	(448)	(182)	(630)
CMBX NA Index	Goldman Sachs	Sell		USD	15,000	3.000	%(2)	05/11/63	(1,522)	(556)	(2,078)
CMBX NA Index	Goldman Sachs	Sell		USD	1,442	3.000	%(2)	05/11/63	(240)	40	(200)
CMBX NA Index	Goldman Sachs	Sell		USD	193	3.000	%(2)	05/11/63	(30)	3	(27)
CMBX NA Index	Goldman Sachs	Sell		USD	4,500	3.000	%(2)	05/11/63	(730)	106	(624)
CMBX NA Index	Goldman Sachs	Sell		USD	20	3.000	%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Goldman Sachs	Sell		USD	40	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Goldman Sachs	Sell		USD	50	3.000	%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Goldman Sachs	Sell		USD	222	3.000	%(2)	05/11/63	(33)	2	(31)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(183)	35	(148)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(87)	11	(76)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(87)	11	(76)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,100	3.000	%(2)	05/11/63	(174)	21	(153)
CMBX NA Index	JPMorgan Chase	Sell		USD	82	3.000	%(2)	05/11/63	(13)	2	(11)
CMBX NA Index	JPMorgan Chase	Sell		USD	38	3.000	%(2)	05/11/63	(3)	(2)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,477	3.000	%(2)	05/11/63	(724)	103	(621)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,891	3.000	%(2)	05/11/63	(630)	91	(539)
CMBX NA Index	JPMorgan Chase	Sell		USD	233	3.000	%(2)	05/11/63	(35)	3	(32)
CMBX NA Index	JPMorgan Chase	Sell		USD	18	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	36	3.000	%(2)	05/11/63	(3)	(2)	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	14	3.000	%(2)	05/11/63	(1)	(1)	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	21	3.000	%(2)	05/11/63	(2)	(1)	(3)
CMBX NA Index	JPMorgan Chase	Purchase		USD	62	(3.000	%)(2)	01/17/47	5	(1)	4
CMBX NA Index	JPMorgan Chase	Purchase		USD	62	(3.000	%)(2)	01/17/47	5	(1)	4
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(181)	34	(147)
CMBX NA Index	JPMorgan Chase	Sell		USD	100	3.000	%(2)	05/11/63	(14)	—	(14)
CMBX NA Index	JPMorgan Chase	Sell		USD	78	3.000	%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,300	3.000	%(2)	05/11/63	(488)	31	(457)
CMBX NA Index	JPMorgan Chase	Sell		USD	61	3.000	%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	JPMorgan Chase	Sell		USD	6,875	3.000	%(2)	05/11/63	(1,010)	57	(953)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 881

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell		USD	96	3.000	%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	27	3.000	%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	JPMorgan Chase	Purchase		USD	94	(3.000	%)(2)	01/17/47	6	—	6
CMBX NA Index	JPMorgan Chase	Sell		USD	53	3.000	%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	JPMorgan Chase	Sell		USD	75	3.000	%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	267	3.000	%(2)	05/11/63	(31)	(6)	(37)
CMBX NA Index	JPMorgan Chase	Sell		USD	69	3.000	%(2)	05/11/63	(8)	(2)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	75	3.000	%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	86	3.000	%(2)	05/11/63	(13)	1	(12)
CMBX NA Index	JPMorgan Chase	Sell		USD	364	3.000	%(2)	05/11/63	(54)	4	(50)
CMBX NA Index	JPMorgan Chase	Sell		USD	97	3.000	%(2)	05/11/63	(12)	(2)	(14)
CMBX NA Index	JPMorgan Chase	Sell		USD	356	3.000	%(2)	05/11/63	(47)	(2)	(49)
CMBX NA Index	Morgan Stanley	Sell		USD	79	3.000	%(2)	05/11/63	(8)	(3)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	134	3.000	%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	Morgan Stanley	Sell		USD	94	3.000	%(2)	05/11/63	(14)	1	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	33	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	472	3.000	%(2)	05/11/63	(57)	(8)	(65)
CMBX NA Index	Morgan Stanley	Sell		USD	689	3.000	%(2)	05/11/63	(84)	(12)	(96)
CMBX NA Index	Morgan Stanley	Sell		USD	241	3.000	%(2)	05/11/63	(29)	(4)	(33)
CMBX NA Index	Morgan Stanley	Sell		USD	45	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	17	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell		USD	77	3.000	%(2)	05/11/63	(7)	(4)	(11)
CMBX NA Index	Morgan Stanley	Sell		USD	55	3.000	%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Morgan Stanley	Sell		USD	46	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Morgan Stanley	Sell		USD	100	3.000	%(2)	05/11/63	(12)	(2)	(14)
CMBX NA Index	Morgan Stanley	Sell		USD	66	3.000	%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	28	2.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	59	3.000	%(2)	05/11/63	(6)	(2)	(8)
CMBX NA Index	Morgan Stanley	Sell		USD	34	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Morgan Stanley	Purchase		USD	99	(3.000	%)(2)	01/17/47	6	—	6
CMBX NA Index	Morgan Stanley	Sell		USD	65	3.000	%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000	%(2)	05/11/63	(58)	10	(48)
CMBX NA Index	Morgan Stanley	Sell		USD	49	3.000	%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	397	3.000	%(2)	05/11/63	(52)	(3)	(55)
CMBX NA Index	Morgan Stanley	Sell		USD	47	3.000	%(2)	05/11/63	(5)	(2)	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	351	3.000	%(2)	01/17/47	(28)	6	(22)
CMBX NA Index	Morgan Stanley	Sell		USD	364	3.000	%(2)	05/11/63	(54)	4	(50)
CMBX NA Index	Morgan Stanley	Sell		USD	2	3.000	%(2)	05/11/63	—	—	—

See accompanying notes which are an integral part of the financial statements.

882 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Morgan Stanley	Sell		USD	366	3.000	%(2)	05/11/63	(49)	(2)	(51)
Total Open Credit Indices Contracts									(10,114)	(260)	(10,374)
Total Open Credit Default Swap Contracts (å)									(9,241)	(353)	(9,594)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$6,110	$—	$—	$6,110	0.3
Corporate Bonds and Notes	—	84,606	—	—	84,606	3.8
Financial Services	—	1,317	—	—	1,317	—*
International Debt	—	58,062	350	—	58,412	2.6
Loan Agreements	—	52,484	—	—	52,484	2.3
Mortgage-Backed Securities	—	342,948	20,075	—	363,023	16.2
Non-US Bonds	—	80,533	—	—	80,533	3.6
United States Government Treasuries	—	2,670	—	—	2,670	0.1
Common Stocks
Consumer Discretionary	46,086	42,424	—	—	88,510	3.9
Consumer Staples	15,894	14,653	—	—	30,547	1.4
Energy	38,234	23,417	—	—	61,651	2.8
Financial Services	196,451	120,915	5	—	317,371	14.1
Health Care	43,191	17,884	—	—	61,075	2.7
Materials and Processing	48,427	44,846	—	—	93,273	4.2
Producer Durables	60,006	54,683	—	—	114,689	5.1
Technology	96,295	31,295	—	—	127,590	5.7
Utilities	74,484	38,941	—	—	113,425	5.1
Preferred Stocks	4,122	1,624	—	—	5,746	0.3
Options Purchased	2,337	563	—	—	2,900	0.1
Warrants & Rights	2	—	—	—	2	—*
Short-Term Investments	—	71,566	—	528,439	600,005	26.7
Total Investments	625,529	1,091,541	20,430	528,439	2,265,939	101.0
Other Assets and Liabilities, Net						(1.0)
						100.0

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 883

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	55,681	—	—	—	55,681	2.5
Foreign Currency Exchange Contracts	1	10,560	—	—	10,561	0.5
Interest Rate Swap Contracts	—	3,388	—	—	3,388	0.2
Credit Default Swap Contracts	—	3,246	—	—	3,246	0.1

Liabilities
Futures Contracts	(21,473)	—	—	—	(21,473)	(1.0)
Options Written	(1,555)	(688)	—	—	(2,243)	(0.1)
Foreign Currency Exchange Contracts	—	(11,404)	—	—	(11,404)	(0.5)
Interest Rate Swap Contracts	—	(2,627)	—	—	(2,627)	(0.1)
Credit Default Swap Contracts	—	(12,840)	—	—	(12,840)	(0.6)

Total Other Financial Instruments**	$32,654	$(10,365)	$—	$—	$22,289

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

884 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	2,419
Australia	20,033
Austria	2,936
Belgium	1,207
Bermuda	2,110
Brazil	22,117
Canada	59,106
Cayman Islands	2,426
Chile	4,785
China	56,705
Colombia	6,442
Czech Republic	2,987
Denmark	7,773
Finland	5,675
France	19,537
Germany	16,336
Greece	1,230
Guernsey	1,690
Hong Kong	24,118
Hungary	2,466
India	9,424
Indonesia	5,675
Ireland	7,050
Isle of Man	197
Israel	3,292
Italy	8,647
Japan	111,261
Jersey	2,523
Luxembourg	7,523
Marshall Islands	2,277
Mauritius	869
Mexico	12,476
Monaco	364
Netherlands	9,454
Norway	4,887
Panama	210
Peru	2,435
Poland	1,533
Portugal	1,555
Puerto Rico	6,261
Romania	1,652
Russia	24,526
Singapore	7,959
South Africa	12,904
South Korea	35,647
Spain	9,139
Sweden	5,209
Switzerland	10,130
Taiwan	13,686
Thailand	7,673
Turkey	7,397
Ukraine	2,323
United Arab Emirates	772
United Kingdom	42,083
United States	1,618,909

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 885

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — October 31, 2018

Amounts in thousands
Fair Value
Country Exposure	$
Virgin Islands, British	5,919
Total Investments	2,265,939

See accompanying notes which are an integral part of the financial statements.

886 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

				Foreign
		Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts	Contracts	Contracts

Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value*		$2,302	$—	$—	$598
Unrealized appreciation on foreign currency exchange contracts		—	—	10,561	—
Variation margin on futures contracts**		55,105	—	—	576
Interest rate swap contracts, at fair value		—	—	—	3,388
Credit default swap contracts, at fair value		—	3,246	—	—
Total		$57,407	$3,246	$10,561	$4,562

Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**		$13,178	$—	$—	$8,295
Unrealized depreciation on foreign currency exchange contracts		—	—	11,404	—
Options written, at fair value		444	—	—	1,799
Interest rate swap contracts, at fair value		—	—	—	2,627
Credit default swap contracts, at fair value		—	12,840	—	—
Total		$13,622	$12,840	$11,404	$12,721
			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts
Location: Consolidated Statement of Operations - Net realized gain
(loss)
Investments***	$28,975	$—	$—	$(8,906)	$—
Futures contracts	(63,866)	—	—	(6,558)	—
Options written	3,641	—	—	3,870	—
Total return swap contracts	—	—	—	—	2,310
Interest rate swap contracts	—	—	—	6,155	—
Credit default swap contracts	—	4,973	—	—	—
Foreign currency exchange contracts**	—	—	(2,081)	—	—
Total	$(31,250)	$4,973	$(2,081)	$(5,439)	$2,310

Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(15,883)	$—	$—	$(440)	$—
Futures contracts	45,210	—	—	(7,221)	—
Options written	745	—	—	(801)	—
Interest rate swap contracts	—	—	—	(301)	—
Credit default swap contracts	—	(1,855)	—	—	—
Foreign currency exchange contracts	—	—	(2,127)	—	—
Total	$30,072	$(1,855)	$(2,127)	$(8,763)	$—

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 887

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities	Recognized	Assets and	of Assets and
Description	- Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$2,900	$—	$2,900
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	10,561	—	10,561
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	3,388	—	3,388
Credit Default Swap Contracts	Credit default swap contracts, at fair value	3,246	—	3,246
Total Financial and Derivative Assets		20,095	—	20,095
Financial and Derivative Assets not subject to a netting agreement		(7,468)	—	(7,468)
Total Financial and Derivative Assets subject to a netting agreement		$12,627	$—	$12,627

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,133	$4	$560	$569
Bank of Montreal	2,250	105	—	2,145
Barclays	553	29	440	84
BNP Paribas	88	39	—	49
Brown Brothers Harriman	246	—	—	246
Citigroup	1,313	780	229	304
Commonwealth Bank of Australia	1,242	108	270	864
Credit Suisse	54	2	52	—
Goldman Sachs	744	448	295	1
HSBC	2,044	2,044	—	—
JPMorgan Chase	140	56	84	—
Merrill Lynch	2	—	2	—
Morgan Stanley	31	6	—	25
Northern Trust	136	—	—	136
Royal Bank of Canada	792	202	—	590
State Street	1,579	386	1,193	—
UBS	88	6	81	1
Westpac	192	—	—	192
Total	$12,627	$4,215	$3,206	$5,206

See accompanying notes which are an integral part of the financial statements.

888 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2018

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities	Recognized	Assets and	of Assets and
Description	- Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$11,404	$—	$11,404
Options Written Contracts	Options written, at fair value	2,243	—	2,243
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	2,627	—	2,627
Credit Default Swap Contracts	Credit default swap contracts, at fair value	12,840	—	12,840
Total Financial and Derivative Liabilities		29,114	—	29,114
Financial and Derivative Liabilities not subject to a netting agreement		(5,890)	—	(5,890)
Total Financial and Derivative Liabilities subject to a netting agreement		$23,224	$—	$23,224

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$140	$4	$136	$—
Bank of Montreal	1,234	105	—	1,129
Barclays	999	29	970	—
BNP Paribas	151	39	—	112
Citigroup	1,981	780	56	1,145
Commonwealth Bank of Australia	108	108	—	—
Credit Suisse	912	2	910	—
Goldman Sachs	4,544	448	3,886	210
HSBC	2,223	2,044	179	—
JPMorgan Chase	4,599	56	4,542	1
Morgan Stanley	580	6	574	—
Royal Bank of Canada	1,320	202	—	1,118
State Street	3,311	386	2,925	—
UBS	6	6	—	—
Westpac	1,116	—	—	1,116
Total	$23,224	$4,215	$14,178	$4,831

^   Collateral received or pledged amounts may not reconcile to those disclosed in the Consolidated Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 889

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Assets and Liabilities(†) — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$2,337,318
Investments, at fair value(>)	2,265,939
Cash	125
Foreign currency holdings(^)	5,074
Unrealized appreciation on foreign currency exchange contracts	10,561
Receivables:
Dividends and interest	9,622
Dividends from affiliated funds	1,019
Investments sold	50,445
Fund shares sold	2,094
From broker(a)(b)(c)	39,048
Variation margin on futures contracts	88,059
Interest rate swap contracts, at fair value(•)	3,388
Credit default swap contracts, at fair value(+)	3,246
Total assets	2,478,620

Liabilities
Payables:
Due to broker (d)(e)(f)	16,420
Investments purchased	170,853
Fund shares redeemed	2,994
Accrued fees to affiliates	1,549
Other accrued expenses	329
Variation margin on futures contracts	13,555
Unfunded loan commitment	16
Unrealized depreciation on foreign currency exchange contracts	11,404
Options written, at fair value(x)	2,243
Interest rate swap contracts, at fair value(•)	2,627
Credit default swap contracts, at fair value(+)	12,840
Total liabilities	234,830

Net Assets	$2,243,790

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

890 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Assets and Liabilities, continued(†) — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(75,540)
Shares of beneficial interest	2,232
Additional paid-in capital	2,317,098
Net Assets	$2,243,790

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.07
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.68
Class A — Net assets	$1,760,071
Class A — Shares outstanding ($. 01 par value)	174,803
Net asset value per share: Class C(#)	$10.05
Class C — Net assets	$236,279
Class C — Shares outstanding ($. 01 par value)	23,510
Net asset value per share: Class M(#)	$10.06
Class M — Net assets	$103,128,581
Class M — Shares outstanding ($. 01 par value)	10,254,935
Net asset value per share: Class S(#)	$10.05
Class S — Net assets	$2,128,772,477
Class S — Shares outstanding ($. 01 par value)	211,786,752
Net asset value per share: Class Y(#)	$10.06
Class Y — Net assets	$9,892,120
Class Y — Shares outstanding ($. 01 par value)	983,308
Amounts in thousands
(^) Foreign currency holdings - cost	$5,010
(x) Premiums received on options written	$2,478
(+) Credit default swap contracts - premiums paid (received)	$(9,241)
(•) Interest rate swap contracts - premiums paid (received)	$915
(>) Investments in affiliates, U. S. Cash Management Fund	$528,439

(a) Receivable from Broker for Futures	$13,540
(b) Receivable from Broker for Swaps	$22,464
(c) Receivable from Broker for Forwards	$3,044
(d) Due to Broker for Swaps	$520
(e) Due to Broker for Forwards	$149
(f) Due to Broker for Options	$15,751
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 891

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Operations(†) — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$16,713
Dividends from affiliated funds	10,386
Interest	27,551
Total investment income	54,650

Expenses
Advisory fees	16,941
Administrative fees	960
Custodian fees	687
Distribution fees - Class A	2
Distribution fees - Class C	2
Transfer agent fees - Class A	2
Transfer agent fees - Class C	—**
Transfer agent fees - Class M	142
Transfer agent fees - Class S	3,627
Transfer agent fees - Class Y	2
Professional fees	243
Registration fees	336
Shareholder servicing fees - Class C	1
Trustees’ fees	59
Printing fees	193
Offering fees	21
Miscellaneous	132
Expenses before reductions	23,350
Expense reductions	(5,609)
Net expenses	17,741
Net investment income (loss)	36,909

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	17,933
Investments in affiliated funds	(31)
Futures contracts	(70,424)
Options written	7,511
Foreign currency exchange contracts	(2,081)
Total return swap contracts	2,310
Interest rate swap contracts	6,155
Credit default swap contracts	4,973
Foreign currency-related transactions	412
Net realized gain (loss)	(33,242)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(104,028)
Investments in affiliated funds	(36)
Futures contracts	37,989
Options written	(56)
Foreign currency exchange contracts	(2,127)
Interest rate swap contracts	(301)
Credit default swap contracts	(1,855)
Foreign currency-related transactions	38
Net change in unrealized appreciation (depreciation)	(70,376)
Net realized and unrealized gain (loss)	(103,618)

See accompanying notes which are an integral part of the financial statements.

892 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Operations(†) — For the Period Ended October 31, 2018

Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations	$(66,709)

**      Less than $500.
(†)    The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 893

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statements of Changes in Net Assets(†)

	For the Periods Ended October 31,
Amounts in thousands	2018	2017 (1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,909	$7,013
Net realized gain (loss)	(33,242)	(617)
Net change in unrealized appreciation (depreciation)	(70,376)	32,208
Net increase (decrease) in net assets from operations	(66,709)	38,604

Distributions (i)
To shareholders
Class A(4)	(18)	—
Class C(4)	(3)	—
Class M(2)	(1,649)	(91)
Class S	(40,567)	(3,109)
Class Y(3)	(972)	(100)
Net decrease in net assets from distributions	(43,209)	(3,300)

Share Transactions*
Net increase (decrease) in net assets from share transactions	689,830	1,628,574
Total Net Increase (Decrease) in Net Assets	579,912	1,663,878

Net Assets
Beginning of period	1,663,878	—
End of period (ii)	$2,243,790	$1,663,878

(†)    The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund
Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
Refer to note 3 in the Notes to Financial Statements.
(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $1,282. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

894 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statements of Changes in Net Assets(†), continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017	(1)
	Shares	Dollars	Shares		Dollars

Class A(4)
Proceeds from shares sold	144	$1,511	61		$637
Proceeds from reinvestment of distributions	2	18	—		—
Payments for shares redeemed	(32)	(332)	—		—
Net increase (decrease)	114	1,197	61		637
Class C(4)
Proceeds from shares sold	18	192	9		100
Proceeds from reinvestment of distributions	—**	2	—		—
Payments for shares redeemed	(4)	(45)	—		—
Net increase (decrease)	14	149	9		100
Class M(2)
Proceeds from shares sold	8,913	93,316	4,226		44,163
Proceeds from reinvestment of distributions	158	1,648	9		91
Payments for shares redeemed	(2,950)	(30,730)	(101)		(1,056)
Net increase (decrease)	6,121	64,234	4,134		43,198
Class S
Proceeds from shares sold	102,713	1,074,274	158,583		1,640,447
Proceeds from reinvestment of distributions	3,876	40,526	296		3,106
Payments for shares redeemed	(43,580)	(454,989)	(10,102)		(105,043)
Net increase (decrease)	63,009	659,811	148,777		1,538,510
Class Y(3)
Proceeds from shares sold	75	790	4,398		46,059
Proceeds from reinvestment of distributions	—	—	10		100
Payments for shares redeemed	(3,496)	(36,351)	(3)		(30)
Net increase (decrease)	(3,421)	(35,561)	4,405		46,129
Total increase (decrease)	65,837	$689,830	157,386		$1,628,574

**      Less than 500 shares.
(1)     For the period March 7, 2017 (inception date) to October 31, 2017.
(2)     For the period March 16, 2017 (inception date) to October 31, 2017
(3)     For the period August 30, 2017 (inception date) to October 31, 2017.
(4)     For the period September 28, 2017 (inception date) to October 31, 2017.

(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 895

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	10.59	. 17	(. 47)	(. 30)	(. 14)	(. 08)
October 31, 2017(12)	10.48	. 02	. 09	. 11	—	—

Class C
October 31, 2018	10.58	. 10	(. 48)	(. 38)	(. 07)	(. 08)
October 31, 2017(12)	10.48	. 01	. 09	. 10	—	—

Class M
October 31, 2018	10.57	. 21	(. 47)	(. 26)	(.17)	(. 08)
October 31, 2017(9)	10.08	. 12	. 39	. 51	(. 02)	—

Class S
October 31, 2018	10.57	. 20	(. 48)	(. 28)	(. 16)	(. 08)
October 31, 2017(8)	10.00	. 10	. 49	. 59	(. 02)	—

Class Y
October 31, 2018	10.58	. 22	(. 48)	(. 26)	(. 18)	(. 08)
October 31, 2017(11)	10.44	. 04	. 12	. 16	(. 02)	—

See accompanying notes which are an integral part of the financial statements.

896 Multi-Asset Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 22)	10.07	(2.93)	1,760	1.47	1.18	1.61	135
—	10.59	1.05	641	1.55	1.17	1.87	85

(. 15)	10.05	(3.66)	236	2.22	1.93	0.91	135
—	10.58	. 95	101	2.34	1.96	. 44	85

(. 25)	10.06	(2.54)	103,129	1.22	. 83	2.01	135
(. 02)	10.57	5.11	43,713	1.35	. 91	1.80	85

(. 24)	10.05	(2.74)	2,128,773	1.21	. 93	1.91	135
(. 02)	10.57	5.93	1,572,829	1.29	1.01	1.49	85

(. 26)	10.06	(2.56)	9,892	1.02	. 73	2.07	135
(. 02)	10.58	1.56	46,594	1.09	. 73	1.97	85

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 897

Russell Investment Company
Multi-Asset Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$1,069,960
Administration fees	93,541
Distribution fees	541
Shareholder servicing fees	59
Transfer agent fees	378,060
Trustee fees	6,747
$1,548,908
Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$635,343	$3,762,730	$3,869,567	$(31)	$(36)	$528,439	10,386	$—
	$635,343	$3,762,730	$3,869,567	$(31)	$(36)	$528,439	10,386	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$2,352,764,880
Unrealized Appreciation	$107,371,675
Unrealized Depreciation	(201,652,199)
Net Unrealized Appreciation (Depreciation)	$(94,280,524)
Undistributed Ordinary Income	$11,353,924
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$7,230,905
Tax Composition of Distributions
Ordinary Income	$41,669,570
Long-Term Capital Gains	$1,539,558

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(927)
Additional paid-in capital	927

See accompanying notes which are an integral part of the financial statements.

898 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Strategic Call Overwriting Fund - Class S			S&P 500® Index***
	Total			Total
	Return			Return
1 Year	0.93%		1 Year	7.35%
5 Years	6.01	%§	5 Years	11.34	%§
Inception*	6.19	%§	Inception*	13.49	%§

CBOE S&P 500® BuyWrite Index**
	Total
	Return
1 Year	3.16%
5 Years	7.03	%§
Inception*	6.82	%§

Strategic Call Overwriting Fund 899

Russell Investment Company
Strategic Call Overwriting Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Russell Investment Management, LLC (“RIM”) provides all	to the benchmark and is designed to adapt to market and volatility
investment advisory and portfolio management services for	moves relative to a static, monthly option buy write approach.
the Strategic Call Overwriting Fund (the “Fund”), including	Because of this, the Fund takes directional views based on
developing the investment program for the Fund and managing	momentum and statistically overbought or oversold conditions.
the Fund’s overall exposures.	The Fund does so by utilizing weekly, bi-weekly and monthly

What is the Fund’s investment objective?	options that are slightly in-the-money to slightly out-of-the-
money.
The Fund seeks to provide total return with lower volatility than
U. S. equity markets.	During the fiscal year, the Fund took option positions which often allowed for more upside than the benchmark due to their higher
How did the Fund perform relative to its benchmark for the	strike prices. These positions contributed positively during the
fiscal year ended October 31, 2018?	first three months of the fiscal year as well as during the July
For the fiscal year ended October 31, 2018, the Fund’s Class S	to September timeframe. Occasional defensive positions (which
Shares gained 0.93%. This is compared to the Fund’s benchmark,	are characterized as options with lower strike prices than the
the CBOE S&P 500® BuyWrite Index, which gained 3.16%	benchmark) indicated by the Fund’s quantitative model were
during the same period. The Fund’s performance includes	short lived but contributed negatively to Fund performance due to
operating expenses, whereas index returns are unmanaged and	the fast recovery of the market in the February sell-off. The larger
do not include expenses of any kind.	premiums on options having these lower strike prices were not
For the fiscal year ended October 31, 2018, the Morningstar®	able to overcome the strength of these market recoveries. Overall
Options-based Category, a group of funds that Morningstar	the negative contribution of the defensive positions outweighed
considers to have investment strategies similar to those of the	the positive contributions and led to the Fund underperforming
Fund, gained 0.56%. This result serves as a peer comparison and	its benchmark during the fiscal year.
is expressed net of operating expenses.	Describe any changes to the Fund’s structure.
How did market conditions affect the Fund’s performance?	There were no changes to the Fund’s structure during the fiscal
The Fund’s call overwriting program seeks to benefit from	year.
mispricings based upon the market’s anticipated volatility	The views expressed in this report reflect those of the
and actual realized volatility. While the market most often	portfolio managers only through the end of the period
overestimates future volatility, during early February in particular,	covered by the report. These views do not necessarily
it underestimated this measure. The market over the fiscal year	represent the views of RIM, or any other person in RIM or
was much more volatile than prior years and included several	any other affiliated organization. These views are subject to
market sell-offs and recoveries.	change at any time based upon market conditions or other
How did the investment strategies and techniques employed	events, and RIM disclaims any responsibility to update the
by the Fund affect its benchmark relative performance?	views contained herein. These views should not be relied on
The Fund seeks to be less time and path dependent relative to the	as investment advice and, because investment decisions for
buy write approach of the Fund’s benchmark, which only trades	a Russell Investment Company (“RIC”) Fund are based on
options once per month. The Fund seeks a smoother overwriting	numerous factors, should not be relied on as an indication
profile through a more diversified option tenor selection relative	of investment decisions of any RIC Fund.

900 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on August 15, 2012.

** CBOE S&P 500® BuyWrite Index is a passive total return index based on (1) buying an S&P® stock index portfolio, and (2) “writing” (or selling) the near-term
S&P 500® Index “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

*** The Standard & Poor’s 500® Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Strategic Call Overwriting Fund 901

Russell Investment Company
Strategic Call Overwriting Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class S	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	May 1, 2018	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	October 31, 2018	$1,023.50	$1,020.32
May 1, 2018 to October 31, 2018.	Expenses Paid During Period*	$4.95	$4.94

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 184/365 (to reflect the one-half
Performance” provides information about actual account values	year period) . May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

902 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.8%			Wyndham Worldwide Corp.	1,432	51
Consumer Discretionary - 13.5%					13,127
Advance Auto Parts, Inc.	343	55
Amazon. com, Inc. (ì)(Æ)	1,541	2,463
AMC Networks, Inc. Class A(Æ)	208	12	Consumer Staples - 5.6%
			Altria Group, Inc. (ì)	11,356	739
AutoNation, Inc. (Æ)	793	32	Bunge, Ltd.	647	40
Best Buy Co. , Inc.	2,196	154	Campbell Soup Co.	2,795	104
CarMax, Inc. (Æ)	2,143	146	Coca-Cola Co. (The)(ì)	14,199	680
Comcast Corp. Class A(ì)	23,631	901	Colgate-Palmolive Co.	3,651	217
Costco Wholesale Corp.	2,288	523	Constellation Brands, Inc. Class A	748	149
Dick's Sporting Goods, Inc.	336	12	CVS Health Corp.	6,101	442
Dillard's, Inc. Class A	2,907	205	Herbalife, Ltd. (Æ)	718	38
Dollar General Corp.	1,953	218	Hormel Foods Corp.	4,652	203
DR Horton, Inc.	2,712	98	Kimberly-Clark Corp.	2,441	255
eBay, Inc. (Æ)	9,246	268	Kraft Heinz Co. (The)	3,176	175
Expedia, Inc.	525	66	Molson Coors Brewing Co. Class B	1,487	95
Fitbit, Inc. Class A(Æ)	11,794	56	Mondelez International, Inc. Class A	8,976	377
Ford Motor Co.	20,117	192	Nu Skin Enterprises, Inc. Class A	284	20
GameStop Corp. Class A	6,563	96	PepsiCo, Inc. (ì)	7,330	824
Gap, Inc. (The)	3,571	97	Procter & Gamble Co. (The)(ì)	9,891	877
Gentex Corp.	3,254	68	Sprouts Farmers Market, Inc. (Æ)	2,538	68
Goodyear Tire & Rubber Co. (The)	2,724	57	Tyson Foods, Inc. Class A	2,406	144
Graham Holdings Co. Class B	55	32
H&R Block, Inc.	2,631	70			5,447
Hasbro, Inc.	1,340	123
Home Depot, Inc. (The)(ì)	7,142	1,256	Energy - 5.1%
Kohl's Corp.	1,853	140	Anadarko Petroleum Corp.	3,863	205
Lear Corp.	963	128	Apache Corp.	2,959	112
Lennar Corp. Class A	954	41	Chesapeake Energy Corp. (Æ)	4,080	14
Madison Square Garden Co. (The) Class A(Æ)	107	30	Chevron Corp. (ì)	8,004	894
McDonald's Corp. (ì)	4,825	854	ConocoPhillips	7,141	499
Michael Kors Holdings, Ltd. (Æ)	852	47	EQT Corp.	2,257	77
Murphy USA, Inc. (Æ)	1,379	111	Exxon Mobil Corp. (ì)	16,412	1,308
Netflix, Inc. (Æ)	1,596	482	First Solar, Inc. (Æ)	501	21
Nike, Inc. Class B	7,040	528	Halliburton Co.	7,518	261
Penske Automotive Group, Inc.	414	18	Helmerich & Payne, Inc.	1,227	76
PulteGroup, Inc.	2,943	72	HollyFrontier Corp.	948	64
PVH Corp.	797	96	Marathon Petroleum Corp.	1,810	127
Qurate Retail Group Class A(Æ)	1,594	35	McDermott International, Inc. (Æ)	1,576	12
Sally Beauty Holdings, Inc. (Æ)	936	17	Noble Corp. PLC(Æ)	1,228	6
Signet Jewelers, Ltd.	633	35	Occidental Petroleum Corp.	4,358	292
Skechers U. S. A. , Inc. Class A(Æ)	972	28	Rowan Cos. PLC Class A(Æ)	5,590	89
Starbucks Corp.	6,043	352	Schlumberger, Ltd. (ì)	5,492	282
TEGNA, Inc.	1,865	21	SM Energy Co.	785	19
Thor Industries, Inc.	389	27	Southwestern Energy Co. (Æ)	2,804	15
Tiffany & Co.	1,156	129	Transocean, Ltd. (Æ)	5,725	63
TJX Cos. , Inc.	4,281	470	Valero Energy Corp.	4,311	393
Twenty-First Century Fox, Inc. Class A	9,594	437	Williams Cos. , Inc. (The)	3,763	92
Urban Outfitters, Inc. (Æ)	2,305	91			4,921
Vista Outdoor, Inc. (Æ)	4,298	54
Wal-Mart Stores, Inc. (ì)	7,308	733	Financial Services - 18.7%
Walt Disney Co. (The)(ì)	6,552	752	Affiliated Managers Group, Inc.	809	92
Whirlpool Corp.	556	61	Alliance Data Systems Corp.	375	77
Williams-Sonoma, Inc.	266	16	Ally Financial, Inc.	1,926	49
Wyndham Hotels & Resorts, Inc.	1,432	71	American Express Co. (ì)	5,745	590
			American International Group, Inc.	7,043	291
			American National Insurance Co.	2,476	305

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 903

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American Tower Corp. (ö)	1,696	264	SL Green Realty Corp. (ö)	803	73
Apartment Investment & Management Co.			TD Ameritrade Holding Corp.	4,170	216
Class A(ö)	2,311	99	Torchmark Corp.	2,250	191
Artisan Partners Asset Management, Inc.			Total System Services, Inc.	2,437	222
Class A	1,434	39	Two Harbors Investment Corp. (ö)	3,792	56
Assurant, Inc.	1,255	122	Unum Group	4,788	174
Assured Guaranty, Ltd.	7,821	313	US Bancorp	8,078	422
Bank of America Corp. (ì)	40,974	1,127	Visa, Inc. Class A(ì)	6,920	954
Berkshire Hathaway, Inc. Class B(ì)(Æ)	7,146	1,467	Weingarten Realty Investors(ö)	1,406	40
Cboe Global Markets, Inc.	703	79	Wells Fargo & Co. (ì)	21,939	1,168
CBRE Group, Inc. Class A(Æ)	1,953	79	Weyerhaeuser Co. (ö)	3,853	103
Chimera Investment Corp. (ö)	445	8	White Mountains Insurance Group, Ltd.	79	70
Cincinnati Financial Corp.	2,954	232	WR Berkley Corp.	1,829	139
Citigroup, Inc. (ì)	10,669	698	Zions Bancorporation	3,898	183
Comerica, Inc.	912	74			18,179
CoreCivic, Inc. (Æ)	2,201	49
Credit Acceptance Corp. (Æ)	340	144	Health Care - 13.0%
Crown Castle International Corp. (ö)	1,569	171	Abbott Laboratories(ì)	6,292	434
Duke Realty Corp. (ö)	4,212	116	AbbVie, Inc. (ì)	6,502	506
E*Trade Financial Corp.	3,806	188	Acadia Healthcare Co. , Inc. (Æ)	954	40
Eaton Vance Corp.	3,634	164	Aetna, Inc.	2,245	445
Equifax, Inc.	652	66	Allscripts Healthcare Solutions, Inc. (Æ)	7,529	90
Federal Realty Investment Trust(ö)	676	84	Amgen, Inc. (ì)	2,660	513
Federated Investors, Inc. Class B	2,001	49	Baxter International, Inc.	3,624	227
Fidelity National Information Services, Inc.	1,890	197	Biogen, Inc. (Æ)	894	272
First Hawaiian, Inc.	4,166	103	Bristol-Myers Squibb Co.	6,720	340
FNF Group	4,299	144	Bruker Corp.	746	23
Goldman Sachs Group, Inc. (The)	2,060	464	Centene Corp. (Æ)	1,974	257
Granite Point Mortgage Trust, Inc. (ö)	718	13	Cigna Corp.	2,309	494
Huntington Bancshares, Inc.	10,892	156	Dentsply Sirona, Inc.	2,613	90
Intercontinental Exchange, Inc.	2,404	185	DexCom, Inc. (Æ)	534	71
Jefferies Financial Group, Inc. (Æ)	2,584	55	Eli Lilly & Co.	4,646	504
JPMorgan Chase & Co. (ì)	15,215	1,659	Express Scripts Holding Co. (Æ)	4,298	417
Kilroy Realty Corp. (ö)	1,430	99	Gilead Sciences, Inc. (ì)	4,739	323
Lamar Advertising Co. Class A(ö)	451	33	HCA Healthcare, Inc.	2,770	370
Legg Mason, Inc.	2,165	61	Henry Schein, Inc. (Æ)	2,414	200
Lincoln National Corp.	2,048	123	Hill-Rom Holdings, Inc.	428	36
MarketAxess Holdings, Inc.	102	21	Humana, Inc.	606	194
MasterCard, Inc. Class A(ì)	5,529	1,093	IDEXX Laboratories, Inc. (Æ)	1,149	244
MetLife, Inc.	5,869	242	Johnson & Johnson(ì)	10,220	1,431
Morningstar, Inc.	801	100	LifePoint Health, Inc. (Æ)	2,436	158
Nasdaq, Inc.	2,180	189	Mallinckrodt PLC(Æ)	560	14
Navient Corp.	7,908	92	MEDNAX, Inc. (Æ)	494	20
Old Republic International Corp.	1,160	26	Medtronic PLC(ì)	6,574	590
OneMain Holdings, Inc. (Æ)	486	14	Merck & Co. , Inc. (ì)	11,486	845
PayPal Holdings, Inc. (Æ)	4,512	380	Patterson Cos. , Inc.	1,312	30
People's United Financial, Inc.	6,598	103	PerkinElmer, Inc.	2,078	180
Popular, Inc.	7,049	367	Pfizer, Inc. (ì)	22,457	967
Public Storage(ö)	857	176	Premier, Inc. Class A(Æ)	1,649	74
Raymond James Financial, Inc.	1,782	137	Regeneron Pharmaceuticals, Inc. (Æ)	729	247
Realty Income Corp. (ö)	1,064	64	ResMed, Inc.	905	96
RenaissanceRe Holdings, Ltd.	1,137	139	United Therapeutics Corp. (Æ)	369	41
Retail Value, Inc. (Æ)(ö)	167	5	UnitedHealth Group, Inc. (ì)	5,469	1,429
SBA Communications Corp. (Æ)(ö)	1,024	166	Universal Health Services, Inc. Class B	390	47
SEI Investments Co.	2,545	136	Varex Imaging Corp. (Æ)	514	13
Simon Property Group, Inc. (ö)	2,011	369	Varian Medical Systems, Inc. (Æ)	1,286	154
SITE Centers Corp. (ö)	1,673	21

See accompanying notes which are an integral part of the financial statements.

904 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WellCare Health Plans, Inc. (Æ)	586	162	Oshkosh Corp.	1,097	62
		12,588	Pitney Bowes, Inc.	2,023	13
			Quanta Services, Inc. (Æ)	3,211	100
Materials and Processing - 2.7%			Robert Half International, Inc.	1,651	100
Albemarle Corp.	1,165	116	Rockwell Collins, Inc.	1,435	184
Ball Corp.	2,894	130	Ryder System, Inc.	494	27
Bemis Co. , Inc.	1,486	68	Snap-on, Inc.	769	118
Cabot Corp.	555	27	Southwest Airlines Co.	2,606	128
Domtar Corp.	3,671	170	Spirit Airlines, Inc. (Æ)	2,505	130
DowDuPont, Inc. (ì)	11,462	618	Square, Inc. Class A(Æ)	1,552	114
FMC Corp.	1,114	87	Stericycle, Inc. (Æ)	773	39
Freeport-McMoRan, Inc.	6,395	75	Terex Corp.	1,361	45
Huntsman Corp.	1,323	29	Textron, Inc.	2,068	111
International Flavors & Fragrances, Inc.	520	75	TransDigm Group, Inc. (Æ)	332	110
Linde PLC	1,879	311	Trimble Navigation, Ltd. (Æ)	1,732	65
Masco Corp.	3,011	90	Trinity Industries, Inc.	6,189	177
Newmont Mining Corp.	2,293	71	Union Pacific Corp. (ì)	5,311	777
Owens Corning	3,374	159	United Continental Holdings, Inc. (Æ)	1,529	131
Owens-Illinois, Inc.	1,379	22	United Parcel Service, Inc. Class B	4,184	446
Packaging Corp. of America	995	91	United Technologies Corp. (ì)	4,472	555
Platform Specialty Products Corp. (Æ)	1,793	19	Waters Corp. (Æ)	1,268	240
Reliance Steel & Aluminum Co.	589	46	WESCO International, Inc. (Æ)	1,491	75
Royal Gold, Inc.	1,227	94	Xylem, Inc.	2,411	158
Sealed Air Corp.	2,145	69			9,901
USG Corp.	1,916	81
Vulcan Materials Co.	817	83	Technology - 20.4%
WestRock Co.	1,507	65	Akamai Technologies, Inc. (Æ)	1,200	87
		2,596	Alphabet, Inc. Class A(ì)(Æ)	1,108	1,208
			Alphabet, Inc. Class C(ì)(Æ)	1,130	1,217
Producer Durables - 10.2%			Analog Devices, Inc.	4,770	399
3M Co. (ì)	3,637	692	Ansys, Inc. (Æ)	309	46
Accenture PLC Class A	2,894	456	Apple, Inc. (ì)	20,321	4,448
AECOM(Æ)	197	6	Avnet, Inc.	1,478	59
AGCO Corp.	898	50	Black Knight, Inc. (Æ)	1,318	64
Air Lease Corp. Class A	479	18	Broadcom, Inc.	1,569	351
Allison Transmission Holdings, Inc. Class A	500	22	Cadence Design Systems, Inc. (Æ)	4,151	185
Ametek, Inc.	1,190	80	Cars. com, Inc. (Æ)	621	16
Avery Dennison Corp.	1,187	108	Cisco Systems, Inc. (ì)	22,800	1,043
Boeing Co. (The)(ì)	3,887	1,379	Dolby Laboratories, Inc. Class A	2,646	182
Booz Allen Hamilton Holding Corp. Class A	1,211	60	DXC Technology Co.	3,358	245
Caterpillar, Inc. (ì)	3,445	418	EchoStar Corp. Class A(Æ)	2,765	112
Cintas Corp.	713	130	Electronic Arts, Inc. (Æ)	2,871	261
Delta Air Lines, Inc.	3,365	184	Facebook, Inc. Class A(ì)(Æ)	9,482	1,439
Emerson Electric Co.	5,220	354	Harris Corp.	882	131
Flir Systems, Inc.	1,971	91	Hewlett Packard Enterprise Co.	12,289	187
Flowserve Corp.	2,221	102	HP, Inc. (Æ)	12,517	302
Garrett Motion, Inc. (Æ)	317	5	Inovalon Holdings, Inc. Class A(Æ)	6,491	61
General Electric Co. (ì)	31,790	321	Intel Corp. (ì)	17,580	824
Honeywell International, Inc.	3,174	460	International Business Machines Corp. (ì)	3,120	360
IDEX Corp.	1,701	216	Lam Research Corp.	1,534	218
Jacobs Engineering Group, Inc.	2,018	152	Leidos Holdings, Inc.	900	58
KBR, Inc.	9,983	197	Marvell Technology Group, Ltd.	1,954	32
Kirby Corp. (Æ)	352	25	Maxim Integrated Products, Inc.	1,820	91
L3 Technologies, Inc.	1,268	240	Microchip Technology, Inc.	2,413	159
LSC Communications, Inc.	4,111	39	Micron Technology, Inc. (Æ)	7,727	292
Mettler-Toledo International, Inc. (Æ)	350	191	Microsoft Corp. (ì)	29,554	3,157
			NVIDIA Corp.	1,937	408

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 905

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair		Principal			Fair
	Amount ($) or			Value		Amount ($) or			Value
	Shares			$		Shares			$
Oracle Corp. (ì)		15,345		750	Goldman Sachs Nov 2018 18.00 Put	USD	367	(ÿ)	18
Perspecta, Inc.		834		21	(204)
					Goldman Sachs Dec 2018 16.00 Put	USD	218	(ÿ)	9
QUALCOMM, Inc. (ì)		7,434		468	(136)
Resideo Technologies, Inc. (Æ)		529		11	Goldman Sachs Dec 2018 17.00 Put	USD	173	(ÿ)	11
Skyworks Solutions, Inc.		909		79	(102)
Tableau Software, Inc. Class A(Æ)		330		35	Goldman Sachs Dec 2018 20.00 Put	USD	408	(ÿ)	55
Teradyne, Inc.		2,531		87	(204)
Texas Instruments, Inc.		4,185		389	Goldman Sachs Jan 2019 17.00 Put	USD	231	(ÿ)	17
Twilio, Inc. Class A(Æ)		1,401		105	(136)
VeriSign, Inc. (Æ)		1,322		189	Total Options Purchased
VMware, Inc. Class A(Æ)		362		51	(cost $479)				334
Yelp, Inc. Class A(Æ)		592		25
				19,852	Short-Term Investments - 4.5%
					U. S. Cash Management Fund(@)		4,346,251	(8)	4,346

Utilities - 4.6%					Total Short-Term Investments
Ameren Corp.		3,737		241	(cost $4,346)				4,346
American Electric Power Co. , Inc.		4,068		299
AT&T, Inc. (ì)		28,530		875	Total Investments 98.6%
CMS Energy Corp.		5,662		281
Duke Energy Corp.		5,084		420	(identified cost $55,752)				95,731

Evergy, Inc.		1,532		86	Other Assets and Liabilities, Net
Exelon Corp.		10,298		451
FirstEnergy Corp.		1,801		67	- 1.4%				1,313
Frontier Communications Corp.		525		3	Net Assets - 100.0%				97,044
GCI Liberty, Inc. Class A(Æ)		135		7
Hawaiian Electric Industries, Inc.		5,134		192
MDU Resources Group, Inc.		734		18
NiSource, Inc.		4,424		112
NRG Energy, Inc.		5,010		181
OGE Energy Corp.		508		18
Pinnacle West Capital Corp.		2,205		181
SCANA Corp.		2,626		105
Verizon Communications, Inc. (ì)		15,811		903
				4,440

Total Common Stocks
(cost $50,927)				91,051

Options Purchased - 0.3%
(Number of Contracts)
SPX Volatility Index
Goldman Sachs Dec 2018 19.00 Call	USD	323	(ÿ)	49
(170)
Goldman Sachs Dec 2018 23.00 Call	USD	469	(ÿ)	35
(204)
Goldman Sachs Jan 2019 19.00 Call	USD	129	(ÿ)	22
(68)
Goldman Sachs Jan 2019 21.00 Call	USD	214	(ÿ)	26
(102)
Goldman Sachs Jan 2019 24.00 Call	USD	490	(ÿ)	38
(204)
Goldman Sachs Feb 2019 21.00 Call	USD	143	(ÿ)	18
(68)
Goldman Sachs Feb 2019 27.00 Call	USD	551	(ÿ)	31
(204)
Goldman Sachs Nov 2018 15.00 Put	USD	204	(ÿ)	2
(136)
Goldman Sachs Nov 2018 16.00 Put	USD	163	(ÿ)	3
(102)

See accompanying notes which are an integral part of the financial statements.

906 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	35	USD	4,744	12/18	(291)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(291)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Goldman Sachs	Call	60	2,700.00	USD	16,200	11/02/18	(160)
S&P 500 Index	Goldman Sachs	Call	40	2,945.00	USD	11,780	11/09/18	(1)
SPX Volatility Index	Goldman Sachs	Put	204	14.00	USD	286	11/21/18	(1)
SPX Volatility Index	Goldman Sachs	Put	204	16.00	USD	326	12/19/18	(13)
Total Liability for Options Written (premiums received $219)								(175)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$13,127	$—	$—	$—	$13,127	13.5
Consumer Staples	5,447	—	—	—	5,447	5.6
Energy	4,921	—	—	—	4,921	5.1
Financial Services	18,179	—	—	—	18,179	18.7
Health Care	12,588	—	—	—	12,588	13.0
Materials and Processing	2,596	—	—	—	2,596	2.7
Producer Durables	9,901	—	—	—	9,901	10.2
Technology	19,852	—	—	—	19,852	20.4
Utilities	4,440	—	—	—	4,440	4.6
Options Purchased	334	—	—	—	334	0.3
Short-Term Investments	—	—	—	4,346	4,346	4.5
Total Investments	91,385	—	—	4,346	95,731	98.6
Other Assets and Liabilities, Net						1.4
						100.0
Other Financial Instruments
Liabilities
Futures Contracts	(291)	—	—	—	(291)	(0.3)
Options Written	(175)	—	—	—	(175)	(0.2)
Total Other Financial Instruments*	$(466)	$—	$—	$—	$(466)

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 907

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — October 31, 2018

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

908 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$334

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$291
Options written, at fair value	175
Total	$466
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(197)
Futures contracts	840
Options written	(5,293)
Total	$(4,650)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(178)
Futures contracts	(433)
Options written	114
Total	$(497)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 909

Russell Investment Company
Strategic Call Overwriting Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$334	$—	$334
Total Financial and Derivative Assets		334	—	334
Financial and Derivative Assets not subject to a netting agreement		(334)	—	(334)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value	$175	$—	$175
Total Financial and Derivative Liabilities		175	—	175
Financial and Derivative Liabilities not subject to a netting agreement		(175)	—	(175)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

910 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$55,752
Investments, at fair value(>)	95,731
Receivables:
Dividends and interest	81
Dividends from affiliated funds	8
Fund shares sold	65
From broker(a)	1,207
Variation margin on futures contracts	546
Total assets	97,638

Liabilities
Payables:
Fund shares redeemed	5
Accrued fees to affiliates	62
Other accrued expenses	61
Variation margin on futures contracts	291
Options written, at fair value(x)	175
Total liabilities	594

Net Assets	$97,044

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 911

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$26,345
Shares of beneficial interest	71
Additional paid-in capital	70,628
Net Assets	$97,044

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$13.57
Class S — Net assets	$97,044,001
Class S — Shares outstanding ($. 01 par value)	7,149,379
Amounts in thousands
(x) Premiums received on options written	$219
(>) Investments in affiliates, U. S. Cash Management Fund	$4,346

(a) Receivable from Broker for Options	$1,207
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

912 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$1,812
Dividends from affiliated funds	98
Interest	1
Total investment income	1,911

Expenses
Advisory fees	801
Administrative fees	48
Custodian fees	92
Transfer agent fees - Class S	200
Professional fees	70
Registration fees	31
Trustees’ fees	3
Printing fees	6
Miscellaneous	17
Expenses before reductions	1,268
Expense reductions	(297)
Net expenses	971
Net investment income (loss)	940

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,582
Futures contracts	840
Options written	(5,293)
Net realized gain (loss)	1,129
Net change in unrealized appreciation (depreciation) on:
Investments	(696)
Futures contracts	(433)
Options written	114
Net change in unrealized appreciation (depreciation)	(1,015)
Net realized and unrealized gain (loss)	114
Net Increase (Decrease) in Net Assets from Operations	$1,054

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 913

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$940	$994
Net realized gain (loss)	1,129	(1,590)
Net change in unrealized appreciation (depreciation)	(1,015)	14,862
Net increase (decrease) in net assets from operations	1,054	14,266

Distributions (i)
To shareholders
Class S	(923)	(976)
Net decrease in net assets from distributions	(923)	(976)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(3,340)	3,915
Total Net Increase (Decrease) in Net Assets	(3,209)	17,205

Net Assets
Beginning of period	100,253	83,048
End of period (ii)	$97,044	$100,253

(i)    Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $38. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

914 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars
Class S
Proceeds from shares sold	830	$11,447	1,365	$17,258
Proceeds from reinvestment of distributions	66	915	76	973
Payments for shares redeemed	(1,134)	(15,702)	(1,120)	(14,316)
Total increase (decrease)	(238)	$(3,340)	321	$3,915

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 915

Russell Investment Company
Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions

Class S
October 31, 2018	13.57	. 13	—(f)	. 13	(. 13)	(. 13)
October 31, 2017	11.75	. 14	1.81	1.95	(. 13)	(. 13)
October 31, 2016	11.30	. 13	. 45	. 58	(. 13)	(. 13)
October 31, 2015	10.77	. 10	. 53	. 63	(. 10)	(. 10)
October 31, 2014	10.64	. 10	. 13	. 23	(. 10)	(. 10)

See accompanying notes which are an integral part of the financial statements.

916 Strategic Call Overwriting Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

13.57	. 93	97,044	1.27	. 97	. 97	3
13.57	16.69	100,253	1.27	. 97	1.06	7
11.75	5.16	83,048	1.32	. 97	1.14	4
11.30	5.84	87,402	1.19	. 97	. 87	1
10.77	2.13	86,773	1.19	. 97	. 88	5

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 917

Russell Investment Company
Strategic Call Overwriting Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$40,384
Administration fees	4,065
Transfer agent fees	16,886
Trustee fees	320
$61,655

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$6,477	$36,336	$38,467	$—	$—	$4,346	$98	$—
	$6,477	$36,336	$38,467	$—	$—	$4,346	$98	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$55,712,189
Unrealized Appreciation	$42,549,424
Unrealized Depreciation	(2,385,978)
Net Unrealized Appreciation (Depreciation)	$40,163,446
Undistributed Ordinary Income	$12,781
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(13,831,503)
Tax Composition of Distributions
Ordinary Income	$923,186

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

918 Strategic Call Overwriting Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Multifactor U. S. Equity Fund - Class A‡			Multifactor U. S. Equity Fund - Class S‡‡‡‡‡
	Total			Total
	Return			Return
1 Year	(0.93)%		1 Year	5.22%
Inception*	9.77	%§	Inception*	9.80	%§

Multifactor U. S. Equity Fund - Class C‡‡			Multifactor U. S. Equity Fund - Class Y
	Total			Total
	Return			Return
1 Year	4.76%		1 Year	5.34%
Inception*	9.69	%§	Inception*	9.98	%§

Multifactor U. S. Equity Fund - Class M‡‡‡			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	5.37%		1 Year	6.98%
Inception*	9.96	%§	Inception*	10.28	%§

Multifactor U. S. Equity Fund - Class R6‡‡‡‡
	Total
	Return
1 Year	5.37%
Inception*	9.97	%§

Multifactor U.S. Equity Fund 919

Russell Investment Company
Multifactor U.S. Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Russell Investment Management, LLC (“RIM”) provides all	RIM seeks to achieve the Fund’s investment objective by managing
investment advisory and portfolio management services for the	the Fund’s overall exposures (such as volatility, momentum,
Multifactor U. S. Equity Fund (the “Fund”), including developing	growth, value, quality, defensive, dynamic, capitalization size,
the investment program for the Fund and managing the Fund’s	industry or sector) . After RIM has determined the Fund’s desired
overall exposures.	exposures, RIM identifies baskets of stocks and determines

What is the Fund’s investment objective?	their weights within the Fund in order to reflect those desired exposures.
The Fund seeks to provide long term capital growth.
Over the period, the Fund maintained exposure to moderately
How did the Fund perform relative to its benchmark for the	priced securities with positive price momentum as well as
fiscal year ended October 31, 2018?	companies with higher quality characteristics such as lower
For the fiscal year ended October 31, 2018, the Fund’s Class A,	financial leverage. Additionally, the Fund was tilted away from
Class C, Class M, Class R6, Class S and Class Y Shares gained	the largest market capitalization stocks due to valuation concerns.
5.09%, 4.76%, 5.37%, 5.37%, 5.22% and 5.34%, respectively.	Overall, the Fund’s factor tilts provided mixed results as a tilt
This is compared to the Fund’s benchmark, the Russell 1000®	toward stocks with positive price momentum and tilt away from
Index, which gained 6.98% during the same period. The Fund’s	stocks with the highest financial leverage contributed positively.
performance includes operating expenses, whereas index returns	However, the Fund’s underweight to the most expensive, largest
are unmanaged and do not include expenses of any kind. For	market capitalization stocks detracted from benchmark-relative
Share Classes with inception dates after November 1, 2017,	performance.
annual returns reflect the returns of other Share Classes of the	From a sector standpoint, the Fund was positioned toward more
Fund for the period prior to inception. Please refer to the footnotes	pro-cyclical areas of the market which are expected to benefit
at the end of the Portfolio Management Discussion and Analysis,	from a healthy domestic consumer, expansionary fiscal policy,
as applicable.	and the normalization of monetary policy, such as the consumer
For the fiscal year ended October 31, 2018, the Morningstar®	discretionary and financials sectors while avoiding bond proxies.
Large Blend Category, a group of funds that Morningstar considers	While the net impact of the overweights detracted over the period,
to have investment strategies similar to those of the Fund, gained	the Fund’s underweights to the real estate and utilities sectors
5.26%. This result serves as a peer comparison and is expressed	were additive.
net of operating expenses.	During the period, RIM partially equitized the Fund’s cash using
How did market conditions affect the Fund’s performance?	index futures contracts to provide the Fund with greater market
The fiscal year ended October 31, 2018 saw the Fund	exposure. This had a positive impact on the Fund’s absolute
underperform the Russell 1000® Index and perform in line with	performance.
the Morningstar® Large Blend peer group. During the last two	Describe any changes to the Fund’s structure.
months of 2017 through the end of September 2018, the U. S.	There were no significant changes to the Fund’s structure during
equity market produced strong absolute returns. The rally was	the fiscal year.
led by growth stocks with high price momentum and lower levels
of financial leverage, particularly within the health care and	The views expressed in this report reflect those of the
technology sectors, as U. S. companies posted strong quarterly	portfolio managers only through the end of the period
earnings results boosted by lower corporate tax rates. However,	covered by the report. These views do not necessarily
investor sentiment rotated heavily toward value and low volatility	represent the views of RIM, or any other person in RIM or
stocks during October 2018 as the U. S. equity market declined	any other affiliated organization. These views are subject to
substantially amid concerns over rising interest rates, trade wars,	change at any time based upon market conditions or other
and decelerating global growth. During this sell off period, the	events, and RIM disclaims any responsibility to update the
best performing sectors were areas traditionally considered to be	views contained herein. These views should not be relied on
defensive such as real estate and consumer staples.	as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
How did the investment strategies and techniques employed	numerous factors, should not be relied on as an indication
by the Fund affect its benchmark relative performance?	of investment decisions of any RIC Fund.

920 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on July 31, 2014.

** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

‡ The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown for Class A Shares prior to that date are the returns of the
Fund’s Class Y Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class Y Shares.

‡‡ The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown for Class C Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class C Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class Y Shares.

‡‡‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.

‡‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.

‡‡‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Multifactor U.S. Equity Fund 921

Russell Investment Company
Multifactor U.S. Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$1,004.70	$1,020.92
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.30	$4.33

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$1,001.50	$1,017.14
	Expenses Paid During Period*	$8.07	$8.13
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$1,006.60	$1,022.94
of other funds.	Expenses Paid During Period*	$2.28	$2.29

* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

922 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,007.30	$1,023.04
Expenses Paid During Period*	$2.18	$2.19

* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,005.90	$1,022.18
Expenses Paid During Period*	$3.03	$3.06

* Expenses are equal to the Fund's annualized expense ratio of 0.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$1,006.90	$1,023.19
Expenses Paid During Period*	$2.02	$2.04

* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multifactor U.S. Equity Fund 923

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.6%			Mohawk Industries, Inc. (Æ)	5,233	653
Consumer Discretionary - 13.7%			Netflix, Inc. (Æ)	10,836	3,270
Advance Auto Parts, Inc.	5,585	892	Newell Rubbermaid, Inc.	22,443	356
Amazon. com, Inc. (Æ)	10,489	16,762	Nike, Inc. Class B	17,024	1,278
Amerco, Inc.	901	294	Nordstrom, Inc.	7,894	519
AutoZone, Inc. (Æ)	1,346	987	Norwegian Cruise Line Holdings, Ltd. (Æ)	13,709	604
Best Buy Co. , Inc.	21,459	1,506	NVR, Inc. (Æ)	249	558
BorgWarner, Inc.	23,373	921	Omnicom Group, Inc.	18,605	1,383
Brunswick Corp.	11,368	591	Polaris Industries, Inc.	4,635	412
Burlington Stores, Inc. (Æ)	3,852	661	PulteGroup, Inc.	30,757	756
Carnival Corp.	20,993	1,176	PVH Corp.	9,714	1,173
Carter's, Inc.	3,344	321	Qurate Retail Group Class A(Æ)	17,395	382
CBS Corp. Class B	11,115	637	Ralph Lauren Corp. Class A	4,898	635
Charter Communications, Inc. Class A(Æ)	3,577	1,146	Ross Stores, Inc.	20,939	2,073
Choice Hotels International, Inc.	4,684	344	Royal Caribbean Cruises, Ltd.	8,182	857
Cinemark Holdings, Inc.	9,992	415	Sensata Technologies Holding PLC(Æ)	9,025	423
Comcast Corp. Class A	119,576	4,561	ServiceMaster Global Holdings, Inc. (Æ)	8,113	348
Costco Wholesale Corp.	5,320	1,216	Sirius XM Holdings, Inc.	112,605	678
Dick's Sporting Goods, Inc.	11,303	400	Skechers U. S. A. , Inc. Class A(Æ)	20,941	598
DISH Network Corp. Class A(Æ)	17,917	551	Tapestry, Inc.	15,610	660
Dollar General Corp.	5,138	572	Target Corp.	19,100	1,597
Dollar Tree, Inc. (Æ)	10,399	877	Tesla, Inc. (Æ)	1,599	539
DR Horton, Inc.	30,317	1,090	Thor Industries, Inc.	7,697	536
Estee Lauder Cos. , Inc. (The) Class A	5,593	769	Tiffany & Co.	3,956	440
Expedia, Inc.	5,244	658	TJX Cos. , Inc.	10,619	1,167
Extended Stay America, Inc.	19,242	313	Toll Brothers, Inc.	13,523	455
Foot Locker, Inc.	17,289	815	Tribune Media Co. Class A	16,836	640
Ford Motor Co.	103,317	987	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	4,992	1,370
Fortune Brands Home & Security, Inc.	13,228	593	Vail Resorts, Inc.	2,101	528
Gap, Inc. (The)	21,970	600	VF Corp.	11,284	935
Garmin, Ltd.	13,410	887	Viacom, Inc. Class B	16,785	537
General Motors Co.	50,392	1,844	Wal-Mart Stores, Inc.	39,320	3,943
Gentex Corp.	21,810	459	Walt Disney Co. (The)	33,383	3,833
Genuine Parts Co.	7,593	744	Whirlpool Corp.	3,616	397
Goodyear Tire & Rubber Co. (The)	21,957	462	Williams-Sonoma, Inc.	9,514	565
Graham Holdings Co. Class B	613	356	Wynn Resorts, Ltd.	6,271	631
Grand Canyon Education, Inc. (Æ)	5,552	692	Yum! Brands, Inc.	5,559	503
H&R Block, Inc.	20,016	531	Zillow Group, Inc. (Æ)	7,081	285
Harley-Davidson, Inc.	14,959	572
Hilton Worldwide Holdings, Inc.	6,568	467			97,735
Home Depot, Inc. (The)	22,041	3,877
Interpublic Group of Cos. , Inc. (The)	19,720	457	Consumer Staples - 4.9%
			Altria Group, Inc.	19,768	1,286
John Wiley & Sons, Inc. Class A	6,623	359	Archer-Daniels-Midland Co.	35,390	1,672
Kohl's Corp.	7,529	570	Brown-Forman Corp. Class B - ADR	14,327	664
Las Vegas Sands Corp.	8,055	411	Bunge, Ltd.	7,873	487
Lear Corp.	9,733	1,294	Church & Dwight Co. , Inc.	8,193	486
Lennar Corp. Class A	19,451	836	Coca-Cola Co. (The)	62,213	2,979
Liberty SiriusXM Group Class C(Æ)	15,589	643	Constellation Brands, Inc. Class A	1,763	351
LKQ Corp. (Æ)	26,978	736	CVS Health Corp.	27,287	1,975
Lowe's Cos. , Inc.	3,869	368	Flowers Foods, Inc.	17,683	341
Lululemon Athletica, Inc. (Æ)	5,728	806	General Mills, Inc.	19,111	837
Macy's, Inc.	12,907	443	Herbalife, Ltd. (Æ)	10,434	556
Madison Square Garden Co. (The) Class A(Æ)	2,316	641	JM Smucker Co. (The)	7,515	814
Marriott International, Inc. Class A	8,666	1,013	Kimberly-Clark Corp.	4,393	458
Media General, Inc. (Å)(Æ)(Š)	1,092	—	Kraft Heinz Co. (The)	11,309	622
MGM Resorts International	17,088	456	Kroger Co. (The)	33,487	997
Michael Kors Holdings, Ltd. (Æ)	11,531	639	Molson Coors Brewing Co. Class B	9,918	635

See accompanying notes which are an integral part of the financial statements.

924 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Mondelez International, Inc. Class A	33,426	1,403	Alliance Data Systems Corp.	4,981	1,027
Monster Beverage Corp. (Æ)	24,911	1,317	Allstate Corp. (The)	17,856	1,709
PepsiCo, Inc.	12,436	1,398	Ally Financial, Inc.	16,924	430
Philip Morris International, Inc.	19,904	1,753	American Express Co.	22,488	2,310
Pilgrim's Pride Corp. (Æ)	25,156	444	American Financial Group, Inc.	5,724	573
Post Holdings, Inc. (Æ)	8,295	733	American National Insurance Co.	4,027	496
Procter & Gamble Co. (The)	62,257	5,521	Ameriprise Financial, Inc.	8,472	1,078
Seaboard Corp.	114	441	Annaly Capital Management, Inc. (ö)	57,682	569
Sprouts Farmers Market, Inc. (Æ)	14,486	389	Apple Hospitality REIT, Inc. (ö)	22,302	361
Sysco Corp.	7,988	570	Arch Capital Group, Ltd. (Æ)	23,001	653
TreeHouse Foods, Inc. (Æ)	8,963	408	Assurant, Inc.	4,371	425
Tyson Foods, Inc. Class A	22,716	1,361	Assured Guaranty, Ltd.	15,322	613
US Foods Holding Corp. (Æ)	26,472	772	Axis Capital Holdings, Ltd.	7,328	409
Walgreens Boots Alliance, Inc.	36,598	2,919	Bank of America Corp.	245,565	6,753
		34,589	Bank of New York Mellon Corp. (The)	31,632	1,497
			Bank OZK	11,857	324
Energy - 6.2%			BankUnited, Inc.	9,753	323
Anadarko Petroleum Corp.	24,876	1,323	BB&T Corp.	23,103	1,136
Antero Resources Corp. (Æ)	49,303	784	Berkshire Hathaway, Inc. Class B(Æ)	50,996	10,468
Baker Hughes, a GE Co. , LLC	35,792	955	BlackRock, Inc. Class A	938	386
Cabot Oil & Gas Corp.	33,625	815	Broadridge Financial Solutions, Inc.	8,736	1,022
Chesapeake Energy Corp. (Æ)	128,261	450	Brown & Brown, Inc.	15,406	434
Chevron Corp.	51,734	5,776	Capital One Financial Corp.	25,964	2,319
Cimarex Energy Co.	7,653	608	Cboe Global Markets, Inc.	5,363	605
Concho Resources, Inc. (Æ)	10,749	1,495	CBRE Group, Inc. Class A(Æ)	14,437	582
ConocoPhillips	12,249	856	Charles Schwab Corp. (The)	43,131	1,994
Continental Resources, Inc. (Æ)	10,148	535	Chubb, Ltd.	15,729	1,965
Diamondback Energy, Inc.	5,215	586	Cincinnati Financial Corp.	8,279	651
Energen Corp. (Æ)	17,589	1,266	Citigroup, Inc.	40,265	2,636
EOG Resources, Inc.	6,932	730	Citizens Financial Group, Inc.	26,408	986
Exxon Mobil Corp.	106,416	8,479	CME Group, Inc. Class A	7,237	1,326
First Solar, Inc. (Æ)	8,466	354	Comerica, Inc.	20,468	1,669
Halliburton Co.	16,531	573	Commerce Bancshares, Inc.	6,589	419
Helmerich & Payne, Inc.	10,369	646	Crown Castle International Corp. (ö)	7,824	851
Hess Corp.	9,151	525	Cullen/Frost Bankers, Inc.	3,680	360
HollyFrontier Corp.	26,194	1,767	Discover Financial Services	13,502	941
Marathon Petroleum Corp.	56,641	3,990	Duke Realty Corp. (ö)	15,495	427
Newfield Exploration Co. (Æ)	25,349	512	E*Trade Financial Corp.	20,957	1,036
Noble Energy, Inc.	19,349	481	East West Bancorp, Inc.	20,044	1,051
Occidental Petroleum Corp.	15,023	1,008	Equinix, Inc. (Æ)(ö)	3,222	1,220
ONEOK, Inc.	9,070	595	Erie Indemnity Co. Class A	3,271	424
Parsley Energy, Inc. Class A(Æ)	18,931	443	Everest Re Group, Ltd.	2,743	598
Patterson-UTI Energy, Inc.	37,734	628	FactSet Research Systems, Inc.	1,913	428
PBF Energy, Inc. Class A	16,952	710	Fair Isaac Corp. (Æ)	2,972	573
Phillips 66	25,952	2,668	Fidelity National Information Services, Inc.	8,247	858
Pioneer Natural Resources Co.	5,558	819	Fifth Third Bancorp	29,668	801
Range Resources Corp.	42,714	677	First Data Corp. Class A(Æ)	13,290	249
Targa Resources Corp.	13,436	694	First Hawaiian, Inc.	15,188	376
Valero Energy Corp.	27,496	2,505	FleetCor Technologies, Inc. (Æ)	6,049	1,210
			FNB Corp.	28,725	340
		44,253	FNF Group	16,498	552
			Franklin Resources, Inc.	24,358	743
Financial Services - 20.9%			Global Payments, Inc.	6,058	692
Affiliated Managers Group, Inc.	2,918	332	Goldman Sachs Group, Inc. (The)	6,171	1,391
Aflac, Inc.	41,922	1,806	Hanover Insurance Group, Inc. (The)	3,220	359
AGNC Investment Corp. (Æ)	30,699	548	Hartford Financial Services Group, Inc.	16,387	744
Alleghany Corp.	626	376	Huntington Bancshares, Inc.	68,322	979

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 925

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Invesco, Ltd.	23,455	509	Unum Group	12,571	456
Jack Henry & Associates, Inc.	4,027	603	US Bancorp	23,193	1,212
Jones Lang LaSalle, Inc.	3,934	520	Visa, Inc. Class A	45,442	6,264
JPMorgan Chase & Co.	107,069	11,673	Voya Financial, Inc.	9,022	395
KeyCorp	85,406	1,551	Webster Financial Corp.	6,902	406
Lazard, Ltd. Class A	13,065	519	Wells Fargo & Co.	110,455	5,880
Legg Mason, Inc.	13,657	385	Western Alliance Bancorp(Æ)	12,951	625
Lincoln National Corp.	13,443	809	WEX, Inc. (Æ)	2,624	462
Loews Corp.	7,712	359	White Mountains Insurance Group, Ltd.	458	406
LPL Financial Holdings, Inc.	9,209	567	WR Berkley Corp.	8,348	634
M&T Bank Corp.	6,281	1,039	Zions Bancorporation	19,785	931
MarketAxess Holdings, Inc.	3,285	689			148,632
Marsh & McLennan Cos. , Inc.	4,950	419
MasterCard, Inc. Class A	25,612	5,063	Health Care - 12.7%
MetLife, Inc.	35,022	1,443	Abbott Laboratories	16,622	1,146
Moody's Corp.	3,575	520	AbbVie, Inc.	40,123	3,124
Morgan Stanley	40,147	1,833	Abiomed, Inc. (Æ)	2,553	871
MSCI, Inc. Class A	5,106	768	Acadia Healthcare Co. , Inc. (Æ)	9,785	406
Nasdaq, Inc.	4,436	385	Aetna, Inc.	7,923	1,572
New York Community Bancorp, Inc.	39,218	376	Agilent Technologies, Inc.	11,884	770
Northern Trust Corp.	4,103	386	Alexion Pharmaceuticals, Inc. (Æ)	7,786	873
Old Republic International Corp.	17,868	394	Align Technology, Inc. (Æ)	5,037	1,114
PacWest Bancorp	8,673	352	Alkermes PLC(Æ)	10,826	442
Park Hotels & Resorts, Inc. (ö)	16,100	468	Anthem, Inc. (Æ)	13,073	3,603
PayPal Holdings, Inc. (Æ)	39,973	3,365	Athenahealth, Inc. (Æ)	3,506	447
People's United Financial, Inc.	20,835	326	Baxter International, Inc.	8,098	506
Pinnacle Financial Partners, Inc.	8,911	466	Becton Dickinson and Co.	8,306	1,915
PNC Financial Services Group, Inc. (The)	14,634	1,880	Biogen, Inc. (Æ)	1,563	476
Popular, Inc.	9,958	518	BioMarin Pharmaceutical, Inc. (Æ)	4,854	447
Principal Financial Group, Inc.	15,463	728	Bio-Rad Laboratories, Inc. Class A(Æ)	2,244	612
Progressive Corp. (The)	51,621	3,598	Boston Scientific Corp. (Æ)	15,832	572
Prologis, Inc. (ö)	8,199	529	Bristol-Myers Squibb Co.	9,956	503
Prosperity Bancshares, Inc.	5,291	344	Cardinal Health, Inc.	15,374	778
Prudential Financial, Inc.	14,065	1,319	Celgene Corp. (Æ)	13,996	1,002
Raymond James Financial, Inc.	9,820	753	Centene Corp. (Æ)	19,370	2,524
Realogy Holdings Corp.	26,021	496	Cerner Corp. (Æ)	8,040	461
Regency Centers Corp. (ö)	9,366	593	Charles River Laboratories International,
Regions Financial Corp.	51,762	878	Inc. (Æ)	3,951	481
Reinsurance Group of America, Inc. Class A	2,976	424	Cigna Corp.	17,157	3,668
RenaissanceRe Holdings, Ltd.	6,306	770	Cooper Cos. , Inc. (The)	1,733	448
SBA Communications Corp. (Æ)(ö)	4,110	666	DexCom, Inc. (Æ)	6,369	846
Signature Bank	3,025	332	Edwards Lifesciences Corp. (Æ)	6,720	992
Starwood Property Trust, Inc. (ö)	19,893	432	Eli Lilly & Co.	14,970	1,623
State Street Corp.	25,330	1,741	Encompass Health Corp. (Æ)	7,585	510
Sun Communities, Inc. (ö)	4,885	491	Exelixis, Inc. (Æ)	31,154	432
SunTrust Banks, Inc.	20,211	1,266	Express Scripts Holding Co. (Æ)	15,728	1,525
SVB Financial Group(Æ)	3,485	827	Gilead Sciences, Inc.	8,339	569
Synchrony Financial	47,591	1,374	HCA Healthcare, Inc.	8,684	1,160
Synovus Financial Corp.	9,342	351	Henry Schein, Inc. (Æ)	5,519	458
T Rowe Price Group, Inc.	7,503	728	Hill-Rom Holdings, Inc.	3,908	329
TCF Financial Corp.	16,894	353	Humana, Inc.	2,015	646
TD Ameritrade Holding Corp.	11,287	584	IDEXX Laboratories, Inc. (Æ)	3,498	742
Torchmark Corp.	12,912	1,093	Illumina, Inc. (Æ)	6,136	1,909
Total System Services, Inc.	11,148	1,016	Incyte Corp. (Æ)	8,836	573
TransUnion	6,921	455	Intuitive Surgical, Inc. (Æ)	4,917	2,563
Travelers Cos. , Inc. (The)	13,710	1,716	IQVIA Holdings, Inc. (Æ)	3,712	456
Umpqua Holdings Corp.	26,351	506	Jazz Pharmaceuticals PLC(Æ)	2,950	468

See accompanying notes which are an integral part of the financial statements.

926 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Johnson & Johnson	66,857	9,359	Reliance Steel & Aluminum Co.	8,656	683
Laboratory Corp. of America Holdings(Æ)	5,628	904	Royal Gold, Inc.	7,616	584
McKesson Corp.	8,111	1,012	Sherwin-Williams Co. (The)	2,725	1,072
MEDNAX, Inc. (Æ)	8,721	360	Sonoco Products Co.	7,937	433
Medtronic PLC	7,682	690	Steel Dynamics, Inc.	17,737	702
Merck & Co. , Inc.	23,833	1,754	Timken Co. (The)	10,745	425
Mylan NV(Æ)	17,162	536	Valmont Industries, Inc.	2,790	347
Neurocrine Biosciences, Inc. (Æ)	3,913	419	Valvoline, Inc.	17,244	344
Pfizer, Inc.	142,389	6,131	Vulcan Materials Co.	6,666	674
Premier, Inc. Class A(Æ)	12,195	549	Watsco, Inc.	2,091	310
Quest Diagnostics, Inc.	8,279	779	Westlake Chemical Corp.	3,448	246
Regeneron Pharmaceuticals, Inc. (Æ)	4,744	1,609	WestRock Co.	13,082	562
Seattle Genetics, Inc. (Æ)	7,572	425			25,601
Steris PLC	4,123	451
Stryker Corp.	6,376	1,034	Producer Durables - 9.7%
Teleflex, Inc.	1,501	361	3M Co.	1,825	347
Thermo Fisher Scientific, Inc.	5,636	1,317	Accenture PLC Class A	5,776	910
United Therapeutics Corp. (Æ)	6,829	757	Adient PLC	9,534	290
UnitedHealth Group, Inc.	34,016	8,890	AGCO Corp.	8,694	487
Universal Health Services, Inc. Class B	4,998	608	Alaska Air Group, Inc.	7,148	439
Varian Medical Systems, Inc. (Æ)	6,193	739	Allison Transmission Holdings, Inc. Class A	9,776	431
Veeva Systems, Inc. Class A(Æ)	9,940	908	American Airlines Group, Inc.	23,444	822
Vertex Pharmaceuticals, Inc. (Æ)	11,928	2,021	Ametek, Inc.	9,021	605
WellCare Health Plans, Inc. (Æ)	3,351	925	Aptiv PLC	6,778	521
West Pharmaceutical Services, Inc.	4,410	467	Automatic Data Processing, Inc.	9,115	1,313
Zimmer Biomet Holdings, Inc.	9,885	1,123	Babcock & Wilcox Co. (The)(Æ)	6,810	398
Zoetis, Inc. Class A	22,193	2,001	Boeing Co. (The)	12,419	4,407
		90,691	Booz Allen Hamilton Holding Corp. Class A	11,014	546
			Carlisle Cos. , Inc.	9,132	882
Materials and Processing - 3.6%			Caterpillar, Inc.	13,938	1,691
Air Products & Chemicals, Inc.	2,817	435	CH Robinson Worldwide, Inc.	6,560	584
Alcoa Corp. (Æ)	18,318	641	Cintas Corp.	4,109	747
Ashland Global Holdings, Inc.	6,173	457	Copart, Inc. (Æ)	18,484	904
Ball Corp.	31,930	1,430	CoStar Group, Inc. (Æ)	1,683	608
Berry Plastics Group, Inc. (Æ)	17,140	748	Crane Co.	7,720	672
Celanese Corp. Class A	3,141	304	CSX Corp.	16,742	1,153
DowDuPont, Inc.	65,382	3,525	Cummins, Inc.	11,288	1,543
Eagle Materials, Inc.	3,791	280	Danaher Corp.	12,726	1,265
Eastman Chemical Co.	9,508	745	Delta Air Lines, Inc.	25,555	1,399
Fastenal Co.	7,051	363	Dover Corp.	10,802	895
FMC Corp.	6,099	476	Eaton Corp. PLC	21,071	1,510
Freeport-McMoRan, Inc.	38,864	453	Emerson Electric Co.	15,645	1,062
Graphic Packaging Holding Co.	38,310	422	Expeditors International of Washington, Inc.	8,913	599
Hexcel Corp.	5,922	347	FedEx Corp.	4,026	887
Huntsman Corp.	25,851	566	Flir Systems, Inc.	13,030	603
Ingersoll-Rand PLC	9,913	951	Fortive Corp.	8,033	596
International Flavors & Fragrances, Inc.	3,382	489	Frontdoor, Inc. (Æ)	4,056	138
International Paper Co.	14,315	649	Garrett Motion, Inc. (Æ)	385	6
Linde PLC	2,871	475	General Dynamics Corp.	3,009	519
LyondellBasell Industries Class A	12,817	1,144	General Electric Co.	183,645	1,855
Martin Marietta Materials, Inc.	1,863	319	Genpact, Ltd.	18,454	506
Masco Corp.	16,407	492	Graco, Inc.	16,479	670
NewMarket Corp.	1,016	392	HD Supply Holdings, Inc. (Æ)	13,328	501
Nucor Corp.	23,357	1,381	Heico Corp. Class A	6,748	450
Olin Corp.	21,107	426	HEICO Corp.	10,231	858
Owens Corning	14,386	680	Honeywell International, Inc.	3,851	558
PPG Industries, Inc.	5,984	629	Hubbell, Inc. Class B	3,198	325

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 927

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Huntington Ingalls Industries, Inc.	1,941	424	Akamai Technologies, Inc. (Æ)	14,627	1,057
IDEX Corp.	3,414	433	Alphabet, Inc. Class A(Æ)	12,754	13,909
Illinois Tool Works, Inc.	5,240	668	Alphabet, Inc. Class C(Æ)	4,941	5,320
Jacobs Engineering Group, Inc.	10,691	803	Amdocs, Ltd.	14,831	938
JB Hunt Transport Services, Inc.	6,016	665	Amphenol Corp. Class A	9,701	868
JetBlue Airways Corp. (Æ)	36,326	608	Ansys, Inc. (Æ)	3,364	503
Johnson Controls International PLC(Æ)	37,071	1,185	Apple, Inc.	143,527	31,412
Kansas City Southern	4,660	475	Applied Materials, Inc.	45,900	1,509
Kirby Corp. (Æ)	7,248	521	Arista Networks, Inc. (Æ)	2,813	648
L3 Technologies, Inc.	2,976	564	ARRIS International PLC(Æ)	14,176	353
Landstar System, Inc.	5,304	531	Arrow Electronics, Inc. (Æ)	8,425	570
Littelfuse, Inc.	2,885	523	Atlassian Corp. PLC Class A(Æ)	6,977	530
Lockheed Martin Corp.	2,937	863	Autodesk, Inc. (Æ)	3,260	421
ManpowerGroup, Inc.	8,495	648	Bio Techne Corp. (Æ)	3,727	625
McGraw Hill Financial, Inc.	2,284	416	Booking Holdings, Inc. (Æ)	1,388	2,602
MSC Industrial Direct Co. , Inc. Class A	7,288	591	Broadcom, Inc.	8,087	1,807
National Instruments Corp.	8,099	397	CA, Inc.	19,449	863
Nordson Corp.	4,376	537	Cadence Design Systems, Inc. (Æ)	17,678	788
Norfolk Southern Corp.	3,113	522	CDW Corp.	5,450	491
Northrop Grumman Corp.	4,206	1,102	Cisco Systems, Inc.	107,293	4,909
Old Dominion Freight Line, Inc.	6,239	814	Citrix Systems, Inc.	5,246	538
Oshkosh Corp.	11,558	649	Cognex Corp.	6,893	295
PACCAR, Inc.	7,527	431	Cognizant Technology Solutions Corp. Class
Parker-Hannifin Corp.	5,806	880	A	26,614	1,837
Paychex, Inc.	8,777	575	Coherent, Inc. (Æ)	4,178	514
Quanta Services, Inc. (Æ)	23,912	746	Conduent, Inc. (Æ)	30,280	578
Raytheon Co.	8,137	1,424	Cypress Semiconductor Corp.	49,248	637
Regal Beloit Corp.	4,310	309	Dell Technologies, Inc. Class V(Æ)	10,889	984
Robert Half International, Inc.	6,527	395	Dolby Laboratories, Inc. Class A	6,024	415
Rockwell Automation, Inc.	2,535	418	DXC Technology Co.	8,429	614
Rockwell Collins, Inc.	11,542	1,478	Electronic Arts, Inc. (Æ)	9,692	882
Rollins, Inc.	8,366	495	EPAM Systems, Inc. (Æ)	5,012	599
Roper Technologies, Inc.	3,840	1,086	F5 Networks, Inc. (Æ)	3,962	694
Snap-on, Inc.	5,190	799	Facebook, Inc. Class A(Æ)	63,550	9,646
Southwest Airlines Co.	25,308	1,243	Fortinet, Inc. (Æ)	6,750	555
Square, Inc. Class A(Æ)	7,870	578	GrubHub, Inc. (Æ)	7,632	708
Stanley Black & Decker, Inc.	6,693	780	Guidewire Software, Inc. (Æ)	7,824	696
Teledyne Technologies, Inc. (Æ)	2,283	505	Hewlett Packard Enterprise Co.	63,339	966
Textron, Inc.	6,774	363	HP, Inc. (Æ)	94,687	2,286
Toro Co. (The)	6,693	377	IAC/InterActiveCorp(Æ)	3,852	757
Trinity Industries, Inc.	12,042	344	Intel Corp.	143,855	6,744
Union Pacific Corp.	3,914	572	International Business Machines Corp.	14,710	1,698
United Continental Holdings, Inc. (Æ)	8,810	753	Intuit, Inc.	3,487	736
United Rentals, Inc. (Æ)	3,398	408	IPG Photonics Corp. (Æ)	3,077	411
United Technologies Corp.	15,969	1,984	Juniper Networks, Inc.	40,248	1,178
Wabtec Corp.	5,265	432	KLA-Tencor Corp.	7,796	714
Waters Corp. (Æ)	2,738	519	Lam Research Corp.	8,600	1,219
XPO Logistics, Inc. (Æ)	4,744	424	Leidos Holdings, Inc.	11,045	715
Xylem, Inc.	13,870	910	Marvell Technology Group, Ltd.	20,758	341
Zebra Technologies Corp. Class A(Æ)	3,630	604	Maxim Integrated Products, Inc.	14,365	719
		69,273	Microchip Technology, Inc.	11,125	732
			Micron Technology, Inc. (Æ)	64,373	2,428
Technology - 23.2%			Microsoft Corp.	201,019	21,471
Activision Blizzard, Inc.	17,130	1,183	MKS Instruments, Inc.	7,708	568
Adobe Systems, Inc. (Æ)	13,474	3,311	Monolithic Power Systems, Inc.	4,418	522
ADT, Inc.	47,921	371	Motorola Solutions, Inc.	3,804	466
Advanced Micro Devices, Inc. (Æ)	44,465	810	NetApp, Inc.	5,536	435

See accompanying notes which are an integral part of the financial statements.

928 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
NVIDIA Corp.	18,164	3,830	Zayo Group Holdings, Inc. (Æ)	9,253		277
ON Semiconductor Corp. (Æ)	34,289	583				26,516
Oracle Corp.	13,042	637

Palo Alto Networks, Inc. (Æ)	4,351	796	Total Common Stocks
Paycom Software, Inc. (Æ)	4,861	609
PTC, Inc. (Æ)	7,132	588	(cost $577,211)			702,895
Red Hat, Inc. (Æ)	12,580	2,159
Resideo Technologies, Inc. (Æ)	642	14	Short-Term Investments - 1.4%
Salesforce. com, Inc. (Æ)	19,954	2,738	U. S. Cash Management Fund (@)	9,641,902	(8)	9,642
ServiceNow, Inc. (Æ)	7,584	1,373	Total Short-Term Investments
Skyworks Solutions, Inc.	3,947	342	(cost $9,642)			9,642
Splunk, Inc. (Æ)	10,120	1,010
SS&C Technologies Holdings, Inc.	7,238	370	Total Investments 100.0%
Symantec Corp.	37,487	680
Synopsys, Inc. (Æ)	4,912	440	(identified cost $586,853)			712,537
Tableau Software, Inc. Class A(Æ)	5,077	542	Other Assets and Liabilities, Net
Take-Two Interactive Software, Inc. (Æ)	4,988	643	- 0.0%			304
Teradyne, Inc.	10,313	355
Texas Instruments, Inc.	21,836	2,027	Net Assets - 100.0%			712,841
Twitter, Inc. (Æ)	17,499	608
Tyler Technologies, Inc. (Æ)	2,843	602
Ultimate Software Group, Inc. (Æ)	3,077	820
VMware, Inc. Class A(Æ)	3,114	440
Western Digital Corp.	13,718	591
Workday, Inc. Class A(Æ)	6,306	839
Xilinx, Inc.	5,975	510
Zynga, Inc. Class A(Æ)	99,668	363
		165,605

Utilities - 3.7%
American Electric Power Co. , Inc.	9,237	678
AT&T, Inc.	181,172	5,558
Centennial Resource Development, Inc. Class
A(Æ)	35,270	676
CenterPoint Energy, Inc.	27,738	749
CenturyLink, Inc.	37,521	774
Cheniere Energy, Inc. (Æ)	18,287	1,105
Consolidated Edison, Inc.	8,292	630
DTE Energy Co.	5,403	607
Duke Energy Corp.	11,570	956
Eversource Energy(Æ)	7,424	470
Exelon Corp.	30,177	1,322
Extraction Oil & Gas, Inc. (Æ)	42,601	340
Hawaiian Electric Industries, Inc.	11,000	410
National Fuel Gas Co.	8,746	475
NextEra Energy, Inc.	2,652	458
NRG Energy, Inc.	26,099	945
PG&E Corp. (Æ)	12,519	586
Pinnacle West Capital Corp.	6,747	555
PPL Corp.	34,202	1,040
Public Service Enterprise Group, Inc.	11,686	624
SCANA Corp.	12,432	498
T-Mobile US, Inc. (Æ)	9,680	664
UGI Corp.	13,060	693
Verizon Communications, Inc.	85,257	4,867
Xcel Energy, Inc.	11,415	559

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 929

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Media General, Inc.	01/18/17	1,092	—	—	—
					—
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

Presentation of Portfolio Holdings
Amounts in thousands
	Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$97,735	$—	$—	$—	$97,735	13.7
Consumer Staples	34,589	—	—	—	34,589	4.9
Energy	44,253	—	—	—	44,253	6.2
Financial Services	148,632	—	—	—	148,632	20.9
Health Care	90,691	—	—	—	90,691	12.7
Materials and Processing	25,601	—	—	—	25,601	3.6
Producer Durables	69,273	—	—	—	69,273	9.7
Technology	165,605	—	—	—	165,605	23.2
Utilities	26,516	—	—	—	26,516	3.7
Short-Term Investments	—	—	—	9,642	9,642	1.4
Total Investments	702,895	—	—	9,642	712,537	100.0
Other Assets and Liabilities, Net						—*
						100.0

* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

930 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations- Net realized gain (loss)
Futures contracts	$2,535
Location: Statement of Operations- Net change in unrealized appreciation (depreciation)
Futures contracts	$(416)

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 931

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$586,853
Investments, at fair value(>)	712,537
Foreign currency holdings(^)	63
Receivables:
Dividends and interest	500
Dividends from affiliated funds	25
Fund shares sold	614
Total assets	713,739

Liabilities
Payables:
Fund shares redeemed	483
Accrued fees to affiliates	311
Other accrued expenses	104
Total liabilities	898

Net Assets	$712,841

See accompanying notes which are an integral part of the financial statements.

932 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$179,212
Shares of beneficial interest	544
Additional paid-in capital	533,085
Net Assets	$712,841

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.07
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.87
Class A — Net assets	$9,474,374
Class A — Shares outstanding ($. 01 par value)	724,673
Net asset value per share: Class C(#)	$13.10
Class C — Net assets	$1,314,832
Class C — Shares outstanding ($. 01 par value)	100,405
Net asset value per share: Class M(#)	$13.11
Class M — Net assets	$6,110,316
Class M — Shares outstanding ($. 01 par value)	465,994
Net asset value per share: Class R6(#)	$13.11
Class R6 — Net assets	$184,884
Class R6 — Shares outstanding ($. 01 par value)	14,103
Net asset value per share: Class S(#)	$13.09
Class S — Net assets	$331,582,206
Class S — Shares outstanding ($. 01 par value)	25,328,458
Net asset value per share: Class Y(#)	$13.10
Class Y — Net assets	$364,173,906
Class Y — Shares outstanding ($. 01 par value)	27,790,858
Amounts in thousands
(^) Foreign currency holdings - cost	$63
(>) Investments in affiliates, U. S. Cash Management Fund	$9,642

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 933

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$11,870
Dividends from affiliated funds	313
Interest	4
Total investment income	12,187

Expenses
Advisory fees	2,170
Administrative fees	347
Custodian fees	118
Distribution fees - Class A	13
Distribution fees - Class C	5
Transfer agent fees - Class A	11
Transfer agent fees - Class C	1
Transfer agent fees - Class M	11
Transfer agent fees - Class R6	—*
Transfer agent fees - Class S	602
Transfer agent fees - Class Y	18
Professional fees	84
Registration fees	123
Shareholder servicing fees - Class C	2
Trustees’ fees	25
Printing fees	39
Miscellaneous	35
Expenses before reductions	3,604
Expense reductions	(56)
Net expenses	3,548
Net investment income (loss)	8,639

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	54,846
Investments in affiliated funds	(3)
Futures contracts	2,535
Net realized gain (loss)	57,378
Net change in unrealized appreciation (depreciation) on:
Investments	(27,795)
Futures contracts	(416)
Foreign currency-related transactions	(1)
Net change in unrealized appreciation (depreciation)	(28,212)
Net realized and unrealized gain (loss)	29,166
Net Increase (Decrease) in Net Assets from Operations	$37,805

* Less than $500.

See accompanying notes which are an integral part of the financial statements.

934 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,639	$13,330
Net realized gain (loss)	57,378	40,743
Net change in unrealized appreciation (depreciation)	(28,212)	118,144
Net increase (decrease) in net assets from operations	37,805	172,217

Distributions (i)
To shareholders
Class A(1)	(57)	—
Class M	(336)	(68)
Class R6	(10)	(2)
Class S	(17,103)	(2,568)
Class Y	(29,336)	(11,281)
Net decrease in net assets from distributions	(46,842)	(13,919)

Share Transactions*
Net increase (decrease) in net assets from share transactions	45,849	(180,852)
Total Net Increase (Decrease) in Net Assets	36,812	(22,554)

Net Assets
Beginning of period	676,029	698,583
End of period (ii)	$712,841	$676,029

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)    Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $364. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 935

Russell Investment Company
Multifactor U.S. Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class A (1)
Proceeds from shares sold	812	$10,725	—	$—
Proceeds from reinvestment of distributions	4	57	—	—
Payments for shares redeemed	(91)	(1,254)	—	—
Net increase (decrease)	725	9,528	—	—
Class C (1)
Proceeds from shares sold	113	1,496	—	—
Payments for shares redeemed	(13)	(172)	—	—
Net increase (decrease)	100	1,324	—	—
Class M
Proceeds from shares sold	245	3,318	361	4,354
Proceeds from reinvestment of distributions	25	336	6	68
Payments for shares redeemed	(169)	(2,286)	(95)	(1,185)
Net increase (decrease)	101	1,368	272	3,237
Class R6
Proceeds from shares sold	3	42	—	—
Proceeds from reinvestment of distributions	1	10	—**	2
Payments for shares redeemed	(—)**	(—)***	—	—
Net increase (decrease)	4	52	—**	2
Class S
Proceeds from shares sold	12,365	165,219	19,219	237,079
Proceeds from reinvestment of distributions	1,297	17,084	202	2,568
Payments for shares redeemed	(6,285)	(85,326)	(2,188)	(27,576)
Net increase (decrease)	7,377	96,977	17,233	212,071
Class Y
Proceeds from shares sold	998	13,595	14,700	175,106
Proceeds from reinvestment of distributions	2,227	29,336	915	11,281
Payments for shares redeemed	(7,779)	(106,331)	(46,395)	(582,549)
Net increase (decrease)	(4,554)	(63,400)	(30,780)	(396,162)
Total increase (decrease)	3,753	$45,849	(13,275)	$(180,852)

** Less than 500 shares.
*** Less than $500.
(1) For the period April 26, 2018 (inception date) to October 31, 2018.

See accompanying notes which are an integral part of the financial statements.

936 Multifactor U.S. Equity Fund

(This page intentionally left blank)

Russell Investment Company
Multifactor U.S. Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$
	Net Asset	$	$	$	$	$
	Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018(12)	13.19	. 06	(. 11)	(. 05)	(. 07)	—

Class C
October 31, 2018(12)	13.19	—(f)	(. 09)	(. 09)	—	—

Class M
October 31, 2018	13.35	. 17	. 55	. 72	(. 17)	(. 79)
October 31, 2017	10.93	. 18	2.45	2.63	(. 21)	—
October 31, 2016	10.74	. 19	. 31	. 50	(. 20)	(. 11)
October 31, 2015(2)	10.61	. 14	. 09	. 23	(. 10)	—

Class R6
October 31, 2018	13.35	. 17	. 55	. 72	(. 17)	(. 79)
October 31, 2017	10.93	. 19	2.44	2.63	(. 21)	—
October 31, 2016(5)	9.91	. 12	1.05	1.17	(. 15)	—

Class S
October 31, 2018	13.33	. 15	. 55	. 70	(. 15)	(. 79)
October 31, 2017	10.92	. 15	2.46	2.61	(. 20)	—
October 31, 2016	10.73	. 17	. 31	. 48	(. 18)	(. 11)
October 31, 2015(2)	10.61	. 12	. 09	. 21	(. 09)	—

Class Y
October 31, 2018	13.35	. 18	. 53	. 71	(. 17)	(. 79)
October 31, 2017	10.92	. 20	2.45	2.65	(. 22)	—
October 31, 2016	10.74	. 20	. 29	. 49	(. 20)	(. 11)
October 31, 2015	10.41	. 17	. 31	. 48	(. 14)	(. 01)
October 31, 2014(1)	10.00	. 04	. 39	. 43	(. 02)	—

See accompanying notes which are an integral part of the financial statements.

938 Multifactor U.S. Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 07)	13.07	(. 37)	9,475	. 86	. 85	. 78	58

—	13.10	(. 68)	1,315	1.61	1.60	. 02	58

(. 96)	13.11	5.37	6,110	. 61	. 45	1.22	58
(. 21)	13.35	24.23	4,875	. 60	. 44	1.45	71
(. 31)	10.93	4.75	1,024	. 60	. 40	1.78	9
(. 10)	10.74	2.23	873	. 62	. 40	1.53	44

(. 96)	13.11	5.37	185	. 46	. 43	1.24	58
(. 21)	13.35	24.25	139	. 45	. 42	1.54	71
(. 15)	10.93	9.27	112	. 45	. 38	1.67	9

(. 94)	13.09	5.22	331,582	. 61	. 60	1.08	58
(. 20)	13.33	24.02	239,353	. 59	. 59	1.22	71
(. 29)	10.92	4.61	7,844	. 60	. 55	1.62	9
(. 09)	10.73	2.04	3,227	. 62	. 40	1.36	44

(. 96)	13.10	5.34	364,174	. 41	. 40	1.29	58
(. 22)	13.35	24.39	431,662	. 40	. 39	1.61	71
(. 31)	10.92	4.70	689,603	. 41	. 35	1.84	9
(. 15)	10.74	4.71	802,454	. 43	. 35	1.56	44
(. 02)	10.41	4.34	140,839	. 60	. 35	1.42	2

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 939

Russell Investment Company
Multifactor U.S. Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$209,361
Administration fees	30,271
Distribution fees	2,960
Shareholder servicing fees	289
Transfer agent fees	62,175
Trustee fees	6,301
$311,357

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$36,788	$125,770	$152,913	$(3)	$—	$9,642	$313	$—
	$36,788	$125,770	$152,913	$(3)	$—	$9,642	$313	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.

Cost of Investments	$590,797,195
Unrealized Appreciation	$148,495,292
Unrealized Depreciation	(26,755,568)
Net Unrealized Appreciation (Depreciation)	$121,739,724
Undistributed Ordinary Income	$7,594,577
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$49,878,486
Tax Composition of Distributions
Ordinary Income	$13,620,707
Long-Term Capital Gains	$33,221,464

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$(1,360)
Additional paid-in capital	1,360

See accompanying notes which are an integral part of the financial statements.

940 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Multifactor International Equity Fund - Class M‡			Multifactor International Equity Fund - Class Y
	Total			Total
	Return			Return
1 Year	(7.81)%		1 Year	(7.80)%
Inception*	0.39	%§	Inception*	0.40	%§

Multifactor International Equity Fund - Class R6‡‡			MSCI World ex USA (Net)**
	Total			Total
	Return			Return
1 Year	(7.90)%		1 Year	(6.76)%
Inception*	0.39	%§	Inception*	0.86	%§

Multifactor International Equity Fund - Class S‡‡‡			Multifactor International Equity Linked Benchmark***
				Total
	Total			Return
	Return
1 Year	(8.03)%		1 Year	(6.64)%
Inception*	0.23	%§	Inception*	1.09	%§

Multifactor International Equity Fund 941

Russell Investment Company
Multifactor International Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

Russell Investment Management, LLC (“RIM”) provides all	With respect to the Fund’s sector positioning over the period,
investment advisory and portfolio management services for the	the Fund had a benchmark-relative overweight to financials and
Multifactor International Equity Fund (the “Fund”), including	underweight to health care and consumer staples. The Fund’s
developing the investment program for the Fund and managing	underweight to health care and overweight to financials detracted.
the Fund’s overall exposures.	Over the period, the Fund was regionally positioned to favor
What is the Fund’s investment objective?	emerging markets and Japan and Europe ex-UK while being
The Fund seeks to provide long term capital growth.	underweight to Canada, UK and Asia ex-Japan. The Fund’s
overweight to emerging markets was the primary regional
How did the Fund perform relative to its benchmark for the	detractor.
fiscal year ended October 31, 2018?	Over the period, RIM hedged the Fund’s exposure to certain
For the fiscal year ended October 31, 2018, the Fund’s Class	currencies through the use of forward currency contracts in order
M, Class R6, Class S and Class Y Shares lost 7.81%, 7.90%,	to allow RIM to make certain country allocation decisions without
8.03% and 7.80%, respectively. This is compared to the Fund’s	generating equivalent currency exposures. RIM’s currency
benchmark, the MSCI World ex USA Index (Net), which lost	hedging strategy also incorporated RIM’s views on currency
6.76% during the same period. The Fund’s performance includes	market factors that are expected to result in positive returns over
operating expenses, whereas index returns are unmanaged and do	time, creating very small active currency positioning relative
not include expenses of any kind.	to the Fund’s benchmark. The Fund’s currency positions were
For the fiscal year ended October 31, 2018, the Morningstar®	effectively flat over the period.
Foreign Large Blend Category, a group of funds that Morningstar	In addition, RIM utilized equity futures contracts in order to
considers to have investment strategies similar to those of the	position the portfolio to meet RIM’s overall preferred positioning
Fund, lost 8.42%. This result serves as a peer comparison and is	with respect to country exposures. This strategy was flat relative
expressed net of operating expenses.	to the benchmark for the fiscal year.
How did market conditions affect the Fund’s performance?	During the period, RIM used index futures contracts to equitize
Non-U. S. developed markets lagged over the period. Emerging	the Fund’s cash. The decision to equitize cash hurt the Fund’s
markets, Asia-Pacific ex-Japan and Europe ex-UK were the	absolute performance for the fiscal year as the market’s absolute
biggest detractors, while the Japanese market lagged the least.	return was negative. However, a decision to leave a portion of
Although the Australian market was positive in local currency, its	cash un-equitized moderated this impact.

return was offset by a strong U. S. dollar.	Describe any changes to the Fund’s structure.
In terms of sector returns within the Index for the fiscal year,	On January 1, 2018, RIM changed the Fund’s primary benchmark
health care and energy had the strongest outperformance, whereas	from the Russell Developed ex-US Large Cap Index (Net) to the
information technology and industrials lagged.	MSCI World ex USA Index (Net) .

How did the investment strategies and techniques employed	The views expressed in this report reflect those of the
by the Fund affect its benchmark relative performance?	portfolio managers only through the end of the period
RIM seeks to achieve the Fund’s investment objective by managing	covered by the report. These views do not necessarily
the Fund’s overall exposures (such as volatility, momentum,	represent the views of RIM, or any other person in RIM or
growth, value, quality, defensive, dynamic, capitalization size,	any other affiliated organization. These views are subject to
industry, sector or region) . After RIM has determined the	change at any time based upon market conditions or other
Fund’s desired exposures, RIM identifies baskets of stocks and	events, and RIM disclaims any responsibility to update the
determines their weights within the Fund in order to reflect those	views contained herein. These views should not be relied on
desired exposures.	as investment advice and, because investment decisions for
The Fund underperformed its benchmark for the one-year period	a Russell Investment Company (“RIC”) Fund are based on
ending October 31, 2018. In terms of factor returns for the period,	numerous factors, should not be relied on as an indication
the Fund’s value orientation detracted though this was partially	of investment decisions of any RIC Fund.
offset by an overweight to lower volatility stocks.

942 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on July 31, 2014.

** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

*** The Multifactor International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Multifactor International Equity Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex-USA Index
(net of tax on dividends from foreign holdings) thereafter.

‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class Y
Shares.

‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.

‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y
Shares.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Multifactor International Equity Fund 943

Russell Investment Company
Multifactor International Equity Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class M	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	May 1, 2018	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	October 31, 2018	$892.10	$1,022.48
May 1, 2018 to October 31, 2018.	Expenses Paid During Period*	$2.58	$2.75

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 184/365 (to reflect the one-half
Performance” provides information about actual account values	year period) . May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class R6	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	May 1, 2018	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	October 31, 2018	$892.00	$1,022.58
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$2.48	$2.65
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period) . May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class S	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	October 31, 2018	$890.90	$1,021.73
	Expenses Paid During Period*	$3.29	$3.52

* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

944 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$892.00	$1,022.74
Expenses Paid During Period*	$2.34	$2.50

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multifactor International Equity Fund 945

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.1%			OMV AB	15,563	866
Australia - 3.8%			Raiffeisen Bank International AG	7,469	204
AGL Energy, Ltd.	13,626	174	Voestalpine AG	20,663	734
Amcor, Ltd. Class A	25,302	238			3,382
AMP, Ltd.	106,891	187
Aristocrat Leisure, Ltd.	16,484	311	Belgium - 0.9%
ASX, Ltd. - ADR	10,690	448	Ageas	27,221	1,363
AusNet Services(Æ)	69,995	85	Anheuser-Busch InBev SA	8,761	646
Australia & New Zealand Banking			Colruyt SA	7,513	437
Group, Ltd. - ADR	130,508	2,413	Groupe Bruxelles Lambert SA	8,337	776
Bank of Queensland, Ltd.	25,493	174	KBC Groep NV	19,438	1,338
Bendigo & Adelaide Bank, Ltd.	51,526	374	Proximus	16,027	409
BHP Billiton, Ltd. - ADR	26,853	621	Solvay SA	6,303	718
BlueScope Steel, Ltd.	72,401	742	Telenet Group Holding NV	1,836	89
Brambles, Ltd.	27,819	208	UCB SA	3,565	299
Caltex Australia, Ltd.	42,417	850	Umicore SA	13,301	626
Cochlear, Ltd.	2,268	286			6,701
Commonwealth Bank of Australia - ADR	67,659	3,328
Computershare, Ltd.	13,452	189	Brazil - 0.3%
Crown Resorts, Ltd.	8,506	75	Ambev SA	35,193	155
CSL, Ltd.	10,189	1,366	B3 SA - Brasil Bolsa Balcao(Æ)	31,372	224
Dexus Property Group(Æ)(ö)	39,991	290	Banco do Brasil SA(Æ)	35,508	408
Flight Centre, Ltd.	3,303	109	Banco Santander Brasil SA	16,747	190
Fortescue Metals Group, Ltd.	159,131	450	Cia Siderurgica Nacional SA	57,346	147
Goodman Group(ö)	31,883	235	Fibria Celulose SA	14,312	276
GPT Group (The)(ö)	174,466	638	JBS SA	68,889	190
Harvey Norman Holdings, Ltd. (Ñ)	71,745	162	Localiza Rent a Car SA(Æ)	36,517	282
Insurance Australia Group, Ltd.	23,390	113	Petroleo Brasileiro SA(Æ)	32,007	261
LendLease Group	79,492	992	Tim Participacoes SA	61,741	192
Macquarie Group, Ltd.	4,341	361	Vale SA	24,422	372
Mirvac Group(ö)	360,759	555			2,697
National Australia Bank, Ltd. - ADR	83,988	1,504
Origin Energy, Ltd. (Æ)	92,133	477	Canada - 6.0%
REA Group, Ltd.	2,906	148	Alimentation Couche-Tard, Inc. Class B	4,173	199
Rio Tinto, Ltd. - ADR	7,503	407	ARC Resources, Ltd.	30,403	283
Santos, Ltd.	124,240	585	Bank of Montreal	39,144	2,927
Scentre Group(ö)	229,461	645	Bank of Nova Scotia (The)	58,220	3,124
SEEK, Ltd.	11,022	140	BCE, Inc.	5,527	214
Sonic Healthcare, Ltd.	15,975	256	Brookfield Asset Management, Inc.
South32, Ltd.	458,338	1,173	Class A	46,630	1,903
Stockland(ö)	200,329	513	CAE, Inc.	3,892	69
Suncorp Group, Ltd.	28,370	282	Cameco Corp.	34,023	364
Sydney Airport	17,020	78	Canadian Imperial Bank of Commerce	26,477	2,286
Telstra Corp. , Ltd.	235,596	515	Canadian National Railway Co.	14,422	1,233
TPG Telecom, Ltd.	19,316	98	Canadian Natural Resources, Ltd.	31,064	852
Transurban Group - ADR(Æ)	54,142	435	Canadian Pacific Railway, Ltd.	420	86
Treasury Wine Estates, Ltd.	28,347	304	Canadian Tire Corp. , Ltd. Class A	3,711	418
Vicinity Centres(Æ)(ö)	426,577	799	CCL Industries, Inc. Class B	2,834	119
Wesfarmers, Ltd. (Æ)	35,897	1,189	Cenovus Energy, Inc.	145,027	1,227
Westpac Banking Corp.	126,426	2,418	CGI Group, Inc. Class A(Æ)	4,875	301
Woodside Petroleum, Ltd.	37,292	922	CI Financial Corp.	12,384	183
Woolworths Group, Ltd.	41,523	837	Constellation Software, Inc.	590	406
		29,699	Crescent Point Energy Corp.	39,625	187
			Emera, Inc.	2,379	73
Austria - 0.4%			Enbridge, Inc.	23,632	736
Andritz AG	3,954	204	Encana Corp.	39,233	401
Erste Group Bank AG(Æ)	33,775	1,374	Fairfax Financial Holdings, Ltd.	1,423	691

See accompanying notes which are an integral part of the financial statements.

946 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fortis, Inc.	5,449	180	China CITIC Bank Corp. , Ltd. Class H	325,000	201
George Weston, Ltd.	3,380	246	China Conch Venture Holdings, Ltd.	75,000	211
Great-West Lifeco, Inc.	39,845	914	China Construction Bank Corp. Class H	1,552,000	1,227
Healthcare Realty Trust, Inc. (Æ)	11,318	171	China Evergrande Group	77,000	183
Husky Energy, Inc.	65,942	932	China Life Insurance Co. , Ltd. Class H	187,000	375
Hydro One, Ltd. (Þ)	19,916	290	China Longyuan Power Group Corp. ,
Imperial Oil, Ltd.	47,466	1,483	Ltd. Class H	114,000	87
Industrial Alliance Insurance &			China Mengniu Dairy Co. , Ltd.	93,000	273
Financial Services, Inc.	6,877	243	China Merchants Bank Co. , Ltd. Class H	28,500	109
Intact Financial Corp.	4,139	327	China National Building Material Co. ,
Keyera Corp.	16,358	408	Ltd. Class H	184,000	131
Linamar Corp.	3,277	136	China Oilfield Services, Ltd. Class H	128,000	121
Loblaw Cos. , Ltd.	10,156	508	China Overseas Land & Investment, Ltd.	90,000	281
Magna International, Inc. Class A	30,929	1,523	China Petroleum & Chemical Corp.
Manulife Financial Corp.	114,730	1,807	Class H	140,000	113
Metro, Inc. Class A	13,980	439	China Resources Land, Ltd.	80,000	273
National Bank of Canada	7,072	321	China Resources Power Holdings Co. ,
Pembina Pipeline Corp.	13,753	445	Ltd.	88,000	155
Power Corp. of Canada	40,302	832	China Shenhua Energy Co. , Ltd. Class H	93,000	210
Power Financial Corp.	36,530	787	China State Construction International
RioCan Real Estate Investment Trust(ö)	19,889	363	Holdings, Ltd.	246,000	175
Rogers Communications, Inc. Class B	5,701	294	China Telecom Corp. , Ltd. Class H	838,000	395
Royal Bank of Canada - GDR	70,549	5,141	Chongqing Rural Commercial Bank Co. ,
Saputo, Inc. - ADR	5,653	172	Ltd. Class H	178,000	98
Seven Generations Energy, Ltd. Class			CIFI Holdings Group Co. , Ltd.	192,000	81
A(Æ)	19,374	208	CNOOC, Ltd.	290,000	491
Shopify, Inc. Class A(Æ)	2,571	355	Country Garden Holdings Co. , Ltd.	95,000	101
Sun Life Financial, Inc.	48,258	1,767	Dongfeng Motor Group Co. , Ltd. Class H	80,000	79
Suncor Energy, Inc.	28,675	962	Genscript Biotech Corp. (Æ)	56,000	85
Teck Resources, Ltd. Class B	48,984	1,012	Guangzhou Automobile Group Co. , Ltd.
TELUS Corp.	3,190	109	Class H	241,005	243
Toronto Dominion Bank	88,388	4,904	Guangzhou R&F Properties Co. , Ltd.	61,200	97
TransCanada Corp.	12,920	487	Huaneng Renewables Corp. , Ltd. Class
Vermilion Energy, Inc.	8,422	223	H	278,000	71
West Fraser Timber Co. , Ltd. (Ñ)	7,370	370	Industrial & Commercial Bank of China,
WSP Global, Inc.	2,376	119	Ltd. Class H	1,268,000	855
		46,760	Longfor Properties Co. , Ltd.	81,500	199
			People's Insurance Co. Group of China,
Chile - 0.1%			Ltd. (The) Class H	443,000	180
Empresas CMPC SA	22,391	77	PetroChina Co. , Ltd. Class H	638,000	464
Empresas COPEC SA	5,638	79	Ping An Insurance Group Co. of China,
Enersis Chile SA	3,122,920	272	Ltd. Class H	74,000	700
Enersis SA	2,214,883	349	Postal Savings Bank of China Co. , Ltd.
		777	Class H(Þ)	190,000	113
			Sunny Optical Technology Group Co. ,
China - 2.2%			Ltd.	21,000	184
3SBio, Inc. (Þ)	83,000	121	Tencent Holdings, Ltd.	85,300	2,892
58. com, Inc. - ADR(Æ)	4,438	291	Weibo Corp. - ADR(Æ)	3,433	203
Agile Group Holdings, Ltd.	104,000	119	Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	28,500	204
Agricultural Bank of China, Ltd. Class H	192,000	84	Yanzhou Coal Mining Co. , Ltd. Class H	102,000	96
Alibaba Group Holding, Ltd. - ADR(Æ)	17,345	2,469	YY, Inc. - ADR(Æ)	2,687	172
Anhui Conch Cement Co. , Ltd. Class H	35,000	180			17,199
Autohome, Inc. - ADR(Ñ)	1,166	84
Baidu, Inc. - ADR(Æ)	4,358	828	Colombia - 0.0%
Bank of China, Ltd. Class H	1,881,000	799	Cementos Argos SA	35,981	78
China Cinda Asset Management Co. ,
Ltd. Class H	390,000	96

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 947

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Czech Republic - 0.0%			Cie Generale des Etablissements
MONETA Money Bank AS(Þ)	30,025	100	Michelin SCA Class B	17,067	1,749
			CNP Assurances	16,539	369
Denmark - 1.0%			Credit Agricole SA	101,660	1,302
AP Moller - Maersk A/S Class A	103	122	Danone SA	10,828	767
AP Moller - Maersk A/S Class B	110	140	Dassault Aviation SA	168	279
Carlsberg A/S Class B	5,003	552	Dassault Systemes	8,194	1,025
Chr Hansen Holding A/S	7,259	733	Edenred	8,243	312
Coloplast A/S Class B	4,502	420	Eiffage SA	10,656	1,042
Danske Bank A/S	54,636	1,045	Electricite de France SA	63,522	1,054
DSV A/S	12,595	1,011	Engie SA	112,139	1,495
Genmab A/S(Æ)	2,152	295	Essilor International SA	7,003	957
H Lundbeck A/S	2,052	96	Eurazeo SA	2,663	195
Novo Nordisk A/S Class B	35,672	1,541	Eutelsat Communications SA(Ñ)	20,588	418
Novozymes A/S Class B	9,740	481	Faurecia	3,838	186
Orsted A/S(Þ)	7,875	500	Fonciere Des Regions(ö)	2,524	253
Pandora A/S	5,623	352	Gecina SA(ö)	2,727	400
Tryg A/S	9,572	230	Getlink SE	9,823	124
Vestas Wind Systems A/S	5,940	372	Hermes International	1,583	902
William Demant Holding A/S(Æ)	8,523	280	Icade SA(ö)	2,440	207
		8,170	Iliad SA	496	57
			Imerys SA	3,917	242
Finland - 1.1%			Ingenico Group SA	7,903	560
Elisa OYJ Class A	13,776	548	Ipsen SA	2,824	392
Fortum OYJ	27,691	583	JCDecaux SA	2,364	78
Kone OYJ Class B	15,804	770	Kering	2,198	975
Neste OYJ	12,847	1,059	Klepierre SA - GDR(ö)	25,907	879
Nokia OYJ	27,774	157	Legrand SA - ADR	14,833	970
Nokian Renkaat OYJ	4,317	137	L'Oreal SA	9,301	2,095
Nordea Bank AB	157,431	1,369	LVMH Moet Hennessy Louis Vuitton
Orion OYJ Class B	7,304	251	SE - ADR	8,854	2,681
Sampo OYJ Class A	34,117	1,571	Natixis SA	149,614	874
Stora Enso OYJ Class R	28,877	435	Orange SA - ADR	107,315	1,678
UPM-Kymmene OYJ	51,892	1,668	Pernod Ricard SA	7,042	1,075
Wartsila OYJ Abp Class B	16,799	285	Peugeot SA	70,052	1,662
		8,833	Publicis Groupe SA - ADR	13,474	782
			Remy Cointreau SA	2,190	260
France - 8.7%			Renault SA	20,066	1,499
Accor SA	14,022	642	Rexel SA Class H	21,584	275
Aeroports de Paris	1,022	214	Safran SA	9,652	1,243
Air Liquide SA Class A	7,835	949	Sanofi - ADR	51,046	4,562
Airbus Group SE	10,900	1,201	Schneider Electric SE	21,630	1,569
Alstom SA(Æ)	8,514	373	SCOR SE - ADR	33,021	1,528
Amundi SA(Þ)	7,828	466	SEB SA	653	93
Arkema SA	10,623	1,112	Societe BIC SA	3,329	319
Atos SE	2,899	248	Societe Generale SA	45,093	1,656
AXA SA	93,974	2,351	Sodexo SA	1,548	158
bioMerieux	2,336	178	Suez Environnement Co.	6,058	88
BNP Paribas SA	55,703	2,904	Teleperformance - GDR	2,535	418
Bollore SA	23,541	100	Thales SA	6,777	865
Bouygues SA - ADR	6,258	228	Total SA	134,034	7,865
Bureau Veritas SA	13,010	294	UBISOFT Entertainment(Æ)	3,309	297
Capgemini SE	4,789	586	Unibail-Rodamco-Westfield(ö)	612	111
Carrefour SA	8,494	165	Unibail-Rodamco-Westfield(Æ)(ö)	225	41
Casino Guichard Perrachon SA(Ñ)	7,679	339	Valeo SA	9,584	309
Cie de Saint-Gobain	45,680	1,719	Veolia Environnement SA	16,987	339
			Vinci SA	19,208	1,715

See accompanying notes which are an integral part of the financial statements.

948 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vivendi SA - ADR	9,892	239	Uniper SE	12,643	365
Wendel SA	571	74	United Internet AG	5,135	213
		67,628	Volkswagen AG	899	148
			Vonovia SE	23,247	1,065
Germany - 6.7%			Wirecard AG	4,498	842
adidas AG	6,197	1,460	Zalando SE(Æ)(Þ)	3,822	148
Allianz SE	26,095	5,448			52,063
Axel Springer SE Class A	2,874	191
BASF SE	46,996	3,620	Hong Kong - 2.5%
Bayer AG	31,788	2,441	AIA Group, Ltd.	249,583	1,899
Bayerische Motoren Werke AG	27,031	2,332	Bank of East Asia, Ltd. (The)	45,613	147
Beiersdorf AG	7,731	800	Beijing Enterprises Holdings, Ltd.	32,500	176
Brenntag AG	11,478	600	BOC Hong Kong Holdings, Ltd.	101,959	380
Commerzbank AG(Æ)	12,489	118	China Jinmao Holdings Group, Ltd.	344,000	144
Continental AG	4,719	780	China Mobile, Ltd.	94,000	878
Covestro AG(Þ)	14,095	911	China Resources Cement Holdings, Ltd.	108,000	95
Daimler AG	49,610	2,941	CITIC, Ltd.	359,000	538
Delivery Hero AG(Æ)	4,138	167	CK Asset Holdings, Ltd.	210,554	1,363
Deutsche Bank AG	69,680	683	CK Hutchison Holdings, Ltd.	124,297	1,249
Deutsche Boerse AG	5,978	757	CK Infrastructure Holdings, Ltd.	59,000	432
Deutsche Lufthansa AG	27,588	555	CLP Holdings, Ltd.	40,500	454
Deutsche Post AG	14,651	464	Fosun International, Ltd.	190,500	279
Deutsche Telekom AG	148,632	2,441	Galaxy Entertainment Group, Ltd.	62,558	336
Deutsche Wohnen SE	27,368	1,253	Hang Lung Properties, Ltd. - ADR	111,000	201
Drillisch AG	3,165	141	Hang Seng Bank, Ltd.	34,900	815
E. ON SE	58,545	567	Henderson Land Development Co. , Ltd.	190,687	890
Evonik Industries AG	21,709	673	Hong Kong & China Gas Co. , Ltd.	170,400	325
Fraport AG Frankfurt Airport Services			Hong Kong Exchanges & Clearing, Ltd.	19,200	512
Worldwide	3,729	288	Hongkong Land Holdings, Ltd. (Þ)	117,700	698
Fresenius Medical Care AG & Co.	5,828	459	Jardine Matheson Holdings, Ltd.	20,300	1,173
Fresenius SE & Co. KGaA	4,579	292	Jardine Strategic Holdings, Ltd.	8,300	279
GEA Group AG	4,473	136	Kerry Properties, Ltd.	56,000	177
Hannover Rueck SE	12,337	1,664	Link Real Estate Investment Trust(ö)	79,972	708
HeidelbergCement AG	16,155	1,098	Melco Crown Entertainment, Ltd. (Å)
Henkel AG & Co. KGaA	5,004	491	(Æ)(Š)	8,400	47
Hochtief AG	462	69	MTR Corp. , Ltd.	26,000	126
Hugo Boss AG	1,613	115	New World Development Co. , Ltd.	484,123	613
Infineon Technologies AG - ADR	25,857	518	NWS Holdings, Ltd.	117,000	232
Innogy SE(Þ)	3,959	175	Shenzhen International Holdings, Ltd.	65,500	125
K+S AG	6,486	121	Shimao Property Holdings, Ltd.	82,500	162
KION Group AG	2,454	144	Sino Land Co. , Ltd.	246,178	386
MAN SE	916	95	Sino-Ocean Group Holding, Ltd.	217,500	86
Merck KGaA	1,599	171	Sun Hung Kai Properties, Ltd.	113,596	1,481
Metro Wholesale & Food Specialist AG	28,626	431	Swire Pacific, Ltd. Class A	65,525	679
MTU Aero Engines AG	2,931	623	Techtronic Industries Co. , Ltd.	28,000	131
Muenchener Rueckversicherungs-			WH Group, Ltd. (Þ)	119,500	83
Gesellschaft AG in Muenchen	15,102	3,251	Wharf Holdings, Ltd. (The)	155,462	387
OSRAM Licht AG	1,357	55	Wharf Real Estate Investment Co. , Ltd.	38,692	240
ProSiebenSat. 1 Media SE	17,204	398	Wheelock & Co. , Ltd.	87,000	465
Puma SE	429	221	Yue Yuen Industrial Holdings, Ltd.	54,000	148
RWE AG	32,618	636			19,539
SAP SE - ADR	30,693	3,289
Siemens AG	35,856	4,131	Hungary - 0.1%
Siemens Healthineers AG(Æ)(Þ)	1,801	75	MOL Hungarian Oil and Gas PLC	10,825	113
Symrise AG	9,226	775	OTP Bank PLC	7,204	259
ThyssenKrupp AG - ADR	2,973	63			372
TUI AG	9,311	155

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 949

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Indonesia - 0.1%			UniCredit SpA	111,751	1,429
Adaro Energy Tbk PT	1,502,400	163			17,422
Bank Central Asia Tbk PT	116,500	181
Bank Danamon Indonesia Tbk PT	230,300	112	Japan - 21.7%
Bank Negara Indonesia Persero Tbk PT	405,200	196	ABC-Mart, Inc.	3,000	176
Bank Rakyat Indonesia Persero Tbk PT	623,800	130	Aeon Co. , Ltd.	36,300	831
United Tractors Tbk PT	83,200	184	Aeon Mall Co. , Ltd.	4,500	83
		966	Air Water, Inc.	14,400	233
			Aisin Seiki Co. , Ltd.	13,200	517
Ireland - 0.5%			Ajinomoto Co. , Inc.	19,300	312
AIB Group PLC	83,571	404	Alfresa Holdings Corp.	10,100	271
Bank of Ireland Group PLC	91,987	651	Alps Electric Co. , Ltd.	16,300	385
CRH PLC	18,490	552	Amada Holdings Co. , Ltd.	16,500	156
DCC PLC	1,837	158	ANA Holdings, Inc.	16,500	556
James Hardie Industries PLC	7,331	98	Aozora Bank, Ltd.	15,200	523
Kerry Group PLC Class A	6,093	625	Asahi Glass Co. , Ltd.	7,200	236
Linde PLC(Æ)	3,094	508	Asahi Group Holdings, Ltd.	3,800	168
Paddy Power Betfair PLC	4,176	360	Asahi Kasei Corp.	111,800	1,339
Smurfit Kappa Group PLC	11,058	361	Asics Corp.	5,000	73
		3,717	Astellas Pharma, Inc.	75,700	1,168
			Bandai Namco Holdings, Inc.	7,800	277
Israel - 0.8%			Bank of Kyoto, Ltd. (The)	3,000	135
Azrieli Group, Ltd.	1,823	88	Benesse Holdings, Inc.	4,300	120
Bank Hapoalim BM	158,943	1,074	Bridgestone Corp.	40,800	1,572
Bank Leumi Le-Israel BM	232,195	1,447	Brother Industries, Ltd.	24,500	447
Bezeq The Israeli Telecommunication			Calbee, Inc.	4,900	162
Corp. , Ltd.	225,382	259	Canon, Inc.	44,300	1,259
Check Point Software Technologies, Ltd.			Central Japan Railway Co.	10,100	1,945
(Æ)	7,921	879	Century Tokyo Leasing Corp.	1,800	96
Elbit Systems, Ltd.	1,553	185	Chiba Bank, Ltd. (The)	89,000	562
Israel Chemicals, Ltd.	92,496	532	Chubu Electric Power Co. , Inc.	50,500	728
Mizrahi Tefahot Bank, Ltd.	25,108	422	Chugai Pharmaceutical Co. , Ltd.	8,200	481
Nice, Ltd. (Æ)	3,469	367	Chugoku Electric Power Co. , Inc. (The)	22,700	292
Teva Pharmaceutical Industries, Ltd.			Coca-Cola Bottlers Japan Holdings, Inc.	6,500	170
- ADR	58,851	1,176	Concordia Financial Group, Ltd.	126,300	577
		6,429	Credit Saison Co. , Ltd.	15,600	247
			CyberAgent, Inc.	6,200	265
Italy - 2.2%			Cyberdyne, Inc. (Æ)(Ñ)	7,700	54
Assicurazioni Generali SpA	116,373	1,877	Dai Nippon Printing Co. , Ltd.	15,500	347
Atlantia SpA	16,120	324	Daicel Chemical Industries, Ltd.	47,700	503
Davide Campari-Milano SpA	36,570	281	Daifuku Co. , Ltd.	6,700	286
Enel SpA	531,048	2,606	Dai-ichi Life Holdings, Inc.	62,600	1,178
ENI SpA - ADR	158,574	2,821	Daiichi Sankyo Co. , Ltd.	13,300	507
Intesa Sanpaolo SpA	810,317	1,791	Daikin Industries, Ltd.	5,800	671
Italgas SpA	16,710	86	Daito Trust Construction Co. , Ltd.	4,400	579
Leonardo SpA	42,653	463	Daiwa House Industry Co. , Ltd.	18,400	554
Luxottica Group SpA	11,436	718	Daiwa House REIT Investment Corp. (ö)	100	219
Mediobanca SpA	74,613	652	Daiwa Securities Group, Inc.	116,000	668
Moncler SpA	14,186	492	DeNA Co. , Ltd.	10,600	176
Pirelli & C. SpA(Æ)(Þ)	43,180	316	Denso Corp.	29,900	1,333
Poste Italiane SpA(Þ)	70,211	505	Disco Corp.	1,500	237
Recordati SpA	5,124	173	Don Quijote Holdings Co. , Ltd.	4,700	281
Snam Rete Gas SpA	398,188	1,643	East Japan Railway Co.	8,000	699
Telecom Italia SpA(Æ)	1,459,852	860	Eisai Co. , Ltd.	7,100	590
Terna Rete Elettrica Nazionale SpA	74,424	385	Electric Power Development Co. , Ltd.	26,000	707
			FamilyMart UNY Holdings Co. , Ltd.	2,700	313
			FANUC Corp.	3,000	521

See accompanying notes which are an integral part of the financial statements.

950 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fast Retailing Co. , Ltd.	1,600	807	Keyence Corp.	2,800	1,364
Fuji Electric Co. , Ltd.	7,200	219	Kikkoman Corp.	6,900	379
Fuji Heavy Industries, Ltd.	37,591	1,014	Kintetsu Group Holdings Co. , Ltd.	7,000	269
FUJIFILM Holdings Corp.	24,900	1,075	Kirin Holdings Co. , Ltd.	36,700	875
Fujitsu, Ltd.	14,200	860	Kobayashi Pharmaceutical Co. , Ltd.	3,400	222
Fukuoka Financial Group, Inc.	15,800	387	Kobe Steel, Ltd.	50,000	401
Hakuhodo DY Holdings, Inc.	22,500	374	Koito Manufacturing Co. , Ltd.	5,600	269
Hamamatsu Photonics KK	8,900	297	Komatsu, Ltd.	28,500	739
Hankyu Hanshin Holdings, Inc.	11,800	388	Konami Holdings Corp.	3,400	129
Hikari Tsushin, Inc.	1,500	261	Konica Minolta, Inc.	52,400	518
Hino Motors, Ltd.	43,900	420	Kose Corp.	2,600	386
Hirose Electric Co. , Ltd.	1,755	169	Kubota Corp.	10,300	162
Hisamitsu Pharmaceutical Co. , Inc.	4,500	253	Kuraray Co. , Ltd.	26,800	368
Hitachi Chemical Co. , Ltd.	16,800	264	Kurita Water Industries, Ltd.	9,300	228
Hitachi Construction Machinery Co. ,			Kyocera Corp.	5,900	320
Ltd.	5,900	156	Kyowa Hakko Kirin Co. , Ltd.	14,700	285
Hitachi High-Technologies Corp.	4,900	183	Kyushu Electric Power Co. , Inc.	43,500	506
Hitachi Metals, Ltd.	33,400	392	Kyushu Railway Co.	11,300	346
Hitachi, Ltd.	41,800	1,277	Lawson, Inc.	4,800	304
Honda Motor Co. , Ltd.	90,200	2,580	LINE Corp. (Æ)	3,900	124
Hoshizaki Corp.	4,100	330	LIXIL Group Corp.	30,600	480
Hoya Corp.	12,000	680	M3, Inc.	25,000	406
Hulic Co. , Ltd.	7,500	69	Mabuchi Motor Co. , Ltd.	1,700	60
Idemitsu Kosan Co. , Ltd.	28,700	1,305	Makita Corp.	9,700	334
IHI Corp.	2,800	102	Marubeni Corp.	218,900	1,769
Iida Group Holdings Co. , Ltd.	26,900	488	Marui Group Co. , Ltd.	9,600	208
Inpex Corp.	53,900	622	Maruichi Steel Tube, Ltd.	10,300	296
Isetan Mitsukoshi Holdings, Ltd.	9,500	112	Mazda Motor Corp.	53,300	576
Isuzu Motors, Ltd.	65,600	858	McDonald's Holdings Co. Japan, Ltd.	7,300	322
ITOCHU Corp.	130,900	2,421	Mebuki Financial Group, Inc.	109,900	335
J Front Retailing Co. , Ltd.	33,400	437	Medipal Holdings Corp.	21,500	460
Japan Airlines Co. , Ltd.	26,300	935	MEIJI Holdings Co. , Ltd.	4,200	279
Japan Airport Terminal Co. , Ltd.	2,000	76	Minebea Co. , Ltd.	8,600	131
Japan Exchange Group, Inc.	15,400	275	MISUMI Group, Inc.	12,200	247
Japan Post Bank Co. , Ltd.	19,900	232	Mitsubishi Chemical Holdings Corp.	141,600	1,100
Japan Post Holdings Co. , Ltd.	78,900	939	Mitsubishi Corp.	92,100	2,586
Japan Prime Realty Investment Corp. (ö)	58	207	Mitsubishi Electric Corp.	77,800	984
Japan Real Estate Investment Corp. (ö)	50	258	Mitsubishi Estate Co. , Ltd.	13,300	212
Japan Retail Fund Investment Corp. (ö)	95	175	Mitsubishi Gas Chemical Co. , Inc.	33,200	556
Japan Tobacco, Inc.	25,100	645	Mitsubishi Heavy Industries, Ltd.	27,400	965
JFE Holdings, Inc.	45,800	861	Mitsubishi Materials Corp.	13,800	381
JGC Corp.	14,000	271	Mitsubishi Motors Corp.	93,200	585
JSR Corp.	7,100	106	Mitsubishi Tanabe Pharma Corp.	15,200	225
JTEKT Corp.	24,800	308	Mitsubishi UFJ Financial Group, Inc.	382,300	2,314
JX Holdings, Inc.	269,500	1,827	Mitsubishi UFJ Lease & Finance Co. ,
Kajima Corp.	42,000	539	Ltd.	67,900	348
Kakaku. com, Inc.	7,900	143	Mitsui & Co. , Ltd.	127,700	2,146
Kamigumi Co. , Ltd.	15,500	319	Mitsui Chemicals, Inc.	18,000	407
Kaneka Corp.	9,000	375	Mitsui Fudosan Co. , Ltd.	6,100	137
Kansai Electric Power Co. , Inc. (The)	42,900	660	Mitsui OSK Lines, Ltd.	5,200	126
Kansai Paint Co. , Ltd.	7,000	103	Mizuho Financial Group, Inc.	1,211,000	2,077
Kao Corp.	12,500	831	MS&AD Insurance Group Holdings, Inc.	37,100	1,117
Kawasaki Heavy Industries, Ltd.	3,500	83	Murata Manufacturing Co. , Ltd.	3,100	481
KDDI Corp.	49,100	1,222	Nabtesco Corp.	7,100	156
Keihan Holdings Co. , Ltd.	4,500	170	Nagoya Railroad Co. , Ltd.	9,800	236
Keio Corp.	4,000	217	NEC Corp.	31,900	914
Keisei Electric Railway Co. , Ltd.	12,100	372	Nexon Co. , Ltd. (Æ)	28,000	317

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 951

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NGK Insulators, Ltd.	13,000	184	Seiko Epson Corp.	22,700	366
NGK Spark Plug Co. , Ltd.	8,700	176	Sekisui Chemical Co. , Ltd.	43,500	681
NH Foods, Ltd.	8,900	307	Sekisui House, Ltd.	56,400	828
Nidec Corp.	5,500	712	Seven & i Holdings Co. , Ltd.	17,400	753
Nikon Corp.	5,200	90	Seven Bank, Ltd.	51,800	162
Nintendo Co. , Ltd.	2,200	682	Sharp Corp. (Ñ)	4,100	63
Nippon Building Fund, Inc. (ö)	50	286	Shimadzu Corp.	22,100	556
Nippon Electric Glass Co. , Ltd.	13,600	342	Shimamura Co. , Ltd.	5,000	421
Nippon Express Co. , Ltd.	6,300	398	Shimano, Inc.	4,900	673
Nippon Paint Holdings Co. , Ltd.	4,600	143	Shimizu Corp.	55,400	452
Nippon Prologis REIT, Inc. (ö)	83	167	Shin-Etsu Chemical Co. , Ltd.	3,400	284
Nippon Steel & Sumitomo Metal Corp.	35,500	654	Shinsei Bank, Ltd.	19,400	295
Nippon Telegraph & Telephone Corp.	41,778	1,755	Shionogi & Co. , Ltd.	13,600	869
Nippon Yusen	5,500	89	Shiseido Co. , Ltd.	13,500	849
Nissan Chemical Industries, Ltd.	9,400	443	Shizuoka Bank, Ltd. (The)	77,200	675
Nissan Motor Co. , Ltd.	189,200	1,728	Showa Shell Sekiyu KK	43,100	829
Nisshin Seifun Group, Inc.	20,500	408	SMC Corp.	1,600	509
Nissin Foods Holdings Co. , Ltd.	5,900	380	SoftBank Group Corp.	7,900	641
Nitori Holdings Co. , Ltd.	4,800	630	Sompo Japan Nipponkoa Holdings, Inc.	27,200	1,125
Nitto Denko Corp.	4,300	268	Sony Corp.	25,300	1,362
NOK Corp.	16,200	232	Sony Financial Holdings, Inc.	4,200	98
Nomura Holdings, Inc.	139,500	658	Stanley Electric Co. , Ltd.	8,300	245
Nomura Real Estate Holdings, Inc.	26,900	503	Start Today Co. , Ltd.	6,800	163
Nomura Real Estate Master Fund, Inc. (ö)	138	179	Sumco Corp.	6,100	83
Nomura Research Institute, Ltd.	9,000	401	Sumitomo Chemical Co. , Ltd.	114,000	569
NSK, Ltd.	56,800	560	Sumitomo Corp.	134,900	2,040
NTT Data Corp.	12,000	154	Sumitomo Dainippon Pharma Co. , Ltd.	7,000	146
NTT DOCOMO, Inc.	31,600	795	Sumitomo Electric Industries, Ltd.	67,900	924
Obayashi Corp.	71,900	632	Sumitomo Heavy Industries, Ltd.	13,000	409
Obic Co. , Ltd.	5,200	479	Sumitomo Metal Mining Co. , Ltd.	18,500	581
Odakyu Electric Railway Co. , Ltd.	15,900	335	Sumitomo Mitsui Financial Group, Inc.	64,400	2,502
Oji Holdings Corp.	55,000	391	Sumitomo Mitsui Trust Holdings, Inc.	27,900	1,124
Olympus Corp.	4,400	146	Sumitomo Realty & Development Co. ,
Omron Corp.	7,100	287	Ltd.	16,000	549
Ono Pharmaceutical Co. , Ltd.	3,400	77	Sumitomo Rubber Industries, Ltd.	35,300	506
Oracle Corp. Japan	1,900	129	Sundrug Co. , Ltd.	4,400	159
Oriental Land Co. , Ltd.	8,400	793	Suntory Beverage & Food, Ltd.	8,200	334
ORIX Corp.	70,500	1,146	Suruga Bank, Ltd. (Ñ)	34,800	164
Osaka Gas Co. , Ltd.	20,700	379	Suzuken Co. , Ltd.	7,200	364
Otsuka Corp.	8,900	295	Suzuki Motor Corp.	4,900	244
Otsuka Holdings Co. , Ltd.	14,800	707	Sysmex Corp.	8,000	560
Panasonic Corp.	50,500	557	T&D Holdings, Inc.	56,700	909
Park24 Co. , Ltd.	5,700	150	Taiheiyo Cement Corp.	17,100	504
Pola Orbis Holdings, Inc.	8,600	229	Taisei Corp.	13,900	593
Rakuten, Inc.	29,400	200	Taisho Pharmaceutical Holdings Co. ,
Recruit Holdings Co. , Ltd.	35,700	957	Ltd.	3,400	362
Renesas Electronics Corp. (Æ)	8,300	44	Taiyo Nippon Sanso Corp.	5,500	88
Resona Holdings, Inc.	146,300	769	Takashimaya Co. , Ltd.	30,500	480
Ricoh Co. , Ltd.	114,700	1,144	Takeda Pharmaceutical Co. , Ltd.	5,200	210
Rinnai Corp.	3,400	247	TDK Corp.	2,800	240
Rohm Co. , Ltd.	1,600	114	Teijin, Ltd.	31,100	538
Ryohin Keikaku Co. , Ltd.	1,500	396	Temp Holdings Co. , Ltd.	10,900	207
Sankyo Co. , Ltd.	5,200	198	Terumo Corp.	8,700	468
Santen Pharmaceutical Co. , Ltd.	26,700	395	THK Co. , Ltd.	12,100	266
Secom Co. , Ltd.	8,000	654	Tobu Railway Co. , Ltd.	13,000	362
Sega Sammy Holdings, Inc.	6,900	89	Toho Co. , Ltd.	8,500	277
Seibu Holdings, Inc.	14,200	257	Toho Gas Co. , Ltd.	3,000	103

See accompanying notes which are an integral part of the financial statements.

952 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tohoku Electric Power Co. , Inc.	54,800	695	Mexico - 0.4%
Tokio Marine Holdings, Inc.	47,300	2,233	America Movil SAB de CV	1,041,939	754
Tokyo Electric Power Co. Holdings, Inc.			Banco Santander SA Class B	167,954	209
(Æ)	158,700	811	Coca-Cola Femsa SAB de CV	40,266	230
Tokyo Electron, Ltd.	3,100	433	Fibra Uno Administracion SA de CV(ö)	337,573	363
Tokyo Gas Co. , Ltd.	24,000	590	Gruma SAB de CV Class B	16,106	168
Tokyo Tatemono Co. , Ltd.	9,300	100	Grupo Aeroportuario del Pacifico SAB de
Tokyu Corp.	21,000	346	CV Class B	28,228	234
Tokyu Fudosan Holdings Corp.	84,200	477	Grupo Aeroportuario del Sureste SAB de
Toppan Printing Co. , Ltd.	34,500	487	CV Class B	16,299	271
Toray Industries, Inc.	49,200	349	Grupo Financiero Banorte SAB de CV
Toshiba Corp. (Æ)	12,300	367	Class O	46,126	254
Tosoh Corp.	43,000	566	Grupo Financiero Inbursa SAB de CV
TOTO, Ltd.	8,100	290	Class O	191,661	248
Toyo Seikan Group Holdings, Ltd.	6,600	135	Kimberly-Clark de Mexico SAB de CV
Toyo Suisan Kaisha, Ltd.	9,400	323	Class A	117,054	169
Toyoda Gosei Co. , Ltd.	7,400	160	Mexichem SAB de CV	30,565	81
Toyota Industries Corp.	11,400	564	Promotora y Operadora de
Toyota Motor Corp.	125,400	7,344	Infraestructura SAB de CV	17,842	162
Toyota Tsusho Corp.	30,400	1,096	Wal-Mart de Mexico SAB de CV	47,829	122
Trend Micro, Inc.	8,100	466			3,265
Tsuruha Holdings, Inc.	2,500	260
Unicharm Corp.	19,400	526	Netherlands - 2.2%
United Urban Investment Corp. (ö)	167	254	ABN AMRO Group NV(Þ)	38,651	950
USS Co. , Ltd.	20,800	374	Aegon NV	231,847	1,424
West Japan Railway Co.	12,200	818	AerCap Holdings NV(Æ)	8,511	426
Yahoo! Japan Corp.	50,400	158	Akzo Nobel NV	9,865	830
Yakult Honsha Co. , Ltd.	1,700	120	ASML Holding NV	10,682	1,827
Yamada Denki Co. , Ltd.	93,000	438	Exor NV	13,663	774
Yamaguchi Financial Group, Inc.	37,000	390	Ferrari NV	3,480	407
Yamaha Corp.	8,300	364	Heineken Holding NV	4,843	419
Yamaha Motor Co. , Ltd.	37,000	875	Heineken NV	6,496	585
Yamato Holdings Co. , Ltd.	8,900	243	ING Groep NV	202,923	2,400
Yamazaki Baking Co. , Ltd.	4,500	81	Koninklijke Ahold Delhaize NV	93,434	2,141
Yaskawa Electric Corp.	10,700	308	Koninklijke DSM NV	7,239	634
Yokogawa Electric Corp.	8,000	157	Koninklijke KPN NV	24,285	64
Yokohama Rubber Co. , Ltd. (The)	20,200	391	Koninklijke Philips NV	5,378	200
		169,074	Koninklijke Vopak NV	13,286	602
			NN Group NV	33,734	1,451
Jersey - 0.2%			Randstad Holding NV	16,200	817
Shire PLC - ADR	26,062	1,559	Wolters Kluwer NV	19,917	1,131
					17,082
Luxembourg - 0.4%
ArcelorMittal SA(Æ)	57,172	1,425	New Zealand - 0.1%
Millicom International Cellular SA(Æ)	3,420	193	Auckland International Airport, Ltd.	20,467	93
RTL Group SA	2,287	147	Fisher & Paykel Healthcare Corp. , Ltd.	8,808	78
SES SA	23,316	501	Meridian Energy, Ltd.	42,546	87
Tenaris SA	56,772	838	The a2 Milk Co. , Ltd. (Æ)	27,380	189
		3,104			447

Malaysia - 0.2%			Norway - 0.8%
CIMB Group Holdings BHD	339,200	464	Det Norske Oljeselskap ASA	18,988	624
Malayan Banking BHD	107,700	244	DNB ASA	99,493	1,793
Public Bank BHD	24,900	146	Gjensidige Forsikring ASA	9,185	142
Tenaga Nasional BHD	161,700	568	Marine Harvest ASA	27,747	671
		1,422	Norsk Hydro ASA	134,292	695
			Orkla ASA	51,308	442

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 953

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Schibsted ASA Class B	2,492	79	Singapore Technologies Engineering,
Statoil ASA Class N	43,994	1,133	Ltd.	29,400	75
Telenor ASA(Ñ)	11,347	208	Singapore Telecommunications, Ltd.	526,500	1,203
Yara International ASA	2,739	118	United Overseas Bank, Ltd.	73,300	1,292
		5,905	UOL Group, Ltd.	87,900	382
			Wilmar International, Ltd.	198,800	453
Papua New Guinea - 0.1%			Yangzijiang Shipbuilding Holdings, Ltd.	83,400	75
Oil Search, Ltd.	73,599	406			6,851

Peru - 0.0%			South Africa - 1.0%
Credicorp, Ltd.	906	204	Absa Group, Ltd.	33,537	338
			Bidvest Group, Ltd. (The)	26,540	330
Philippines - 0.0%			Discovery Holdings, Ltd.	7,567	81
GT Capital Holdings, Inc.	7,607	108	Exxaro Resources, Ltd.	16,861	172
			FirstRand, Ltd.	29,033	126
Poland - 0.3%			Fortress REIT, Ltd. Class A(ö)	97,577	112
Bank Pekao SA	3,964	108	Growthpoint Properties, Ltd. (ö)	178,015	273
CD Projekt SA(Æ)	4,904	202	Hyprop Investments, Ltd. (ö)	32,956	201
Grupa Lotos SA	8,579	154	Imperial Holdings, Ltd.	13,099	144
KGHM Polska Miedz SA(Æ)	11,377	258	Investec, Ltd.	20,102	125
LPP SA	94	192	Mondi, Ltd.	9,253	221
mBank SA	1,289	126	Mr Price Group, Ltd.	11,461	179
Polski Koncern Naftowy ORLEN SA	20,548	494	MTN Group, Ltd.	19,960	115
Polskie Gornictwo Naftowe i			Naspers, Ltd. Class N	7,331	1,284
Gazownictwo SA	67,210	110	Nedbank Group, Ltd.	32,952	555
Powszechna Kasa Oszczednosci Bank			Netcare, Ltd. Class H	91,031	153
Polski SA	22,727	236	Old Mutual, Ltd.	762,856	1,150
Powszechny Zaklad Ubezpieczen SA	48,903	499	Redefine Properties, Ltd. (ö)	441,380	287
		2,379	Remgro, Ltd.	13,722	177
			Resilient Property Income(Æ)	22,583	91
Portugal - 0.2%			RMB Holdings, Ltd.	49,497	249
Banco Espirito Santo SA Class C(Å)			Sappi, Ltd. - ADR	42,043	236
(Æ)(Š)	22,842	3	Sasol, Ltd. - ADR	9,727	319
Energias de Portugal SA	313,537	1,102	Shoprite Holdings, Ltd. - ADR	18,391	224
Jeronimo Martins SGPS SA	12,068	148	Standard Bank Group, Ltd.	41,363	457
		1,253	Truworths International, Ltd.	35,558	195
			Woolworths Holdings, Ltd.	77,507	268
Russia - 0.4%					8,062
Gazprom PJSC	220,204	520
Inter RAO UES PJSC	1,367,828	83	South Korea - 1.5%
Lukoil PJSC	8,357	626	BNK Financial Group, Inc.	9,995	67
MMC Norilsk Nickel PJSC	2,047	342	Celltrion, Inc. (Æ)(Ñ)	1,589	303
Novatek OAO - GDR	1,412	239	Dongbu Insurance Co. , Ltd.	2,274	144
Rosneft Oil Co. PJSC	45,953	321	GS Engineering & Construction Corp.	3,610	132
Sberbank of Russia PJSC Class T	208,224	600	Hana Financial Group, Inc.	7,004	236
Tatneft PAO	50,951	607	Hankook Tire Co. , Ltd.	2,521	92
		3,338	Hanwha Chemical Corp.	11,190	160
			Hyosung Heavy Industries Corp. (Æ)	6,395	238
Singapore - 0.9%			Hyundai Glovis Co. , Ltd.	866	87
BOC Aviation, Ltd. (Þ)	12,800	92	Hyundai Heavy Industries Co. , Ltd. (Æ)	2,982	326
CapitaLand, Ltd.	281,700	640	Hyundai Marine & Fire Insurance Co. ,
City Developments, Ltd.	32,600	186	Ltd.	3,071	112
DBS Group Holdings, Ltd.	29,100	494	Hyundai Mobis Co. , Ltd.	2,506	419
Jardine Cycle & Carriage, Ltd.	3,300	72	Hyundai Motor Co.	2,257	211
Keppel Corp. , Ltd. - ADR	91,109	409	Industrial Bank of Korea	14,934	195
Oversea-Chinese Banking Corp. , Ltd.	190,266	1,478	KB Financial Group, Inc.	6,334	264
			KCC Corp.	372	81

See accompanying notes which are an integral part of the financial statements.

954 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kia Motors Corp.	15,791	393	Electrolux AB	8,814	183
Korea Electric Power Corp.	14,302	341	Epiroc AB Class A(Æ)	21,864	192
Korea Zinc Co. , Ltd.	256	85	Epiroc AB Class B(Æ)	10,392	86
KT&G Corp.	1,816	163	Essity Aktiebolag Class B	18,668	426
Kumho Petrochemical Co. , Ltd.	1,303	99	Hennes & Mauritz AB Class B(Ñ)	21,742	383
LG Corp. Class H	7,037	411	Hexagon AB Class B	14,251	698
LG Display Co. , Ltd.	18,430	269	Husqvarna AB Class B	18,969	143
LG Electronics, Inc. Class H	2,260	126	ICA Gruppen AB(Ñ)	10,917	387
LG Household & Health Care, Ltd.	264	243	Industrivarden AB Class C	14,192	295
Lotte Chemical Corp.	381	88	Investor AB Class B	17,147	743
Medy-Tox, Inc.	308	127	Kinnevik AB(Æ)	12,604	348
POSCO	1,375	310	L E Lundbergforetagen AB Class B	13,039	402
Samsung Biologics Co. , Ltd. (Æ)(Þ)	747	256	Lundin Petroleum AB	25,034	760
Samsung Electro-Mechanics Co. , Ltd. (Ñ)	3,446	360	Modern Times Group MTG AB Class B	2,590	96
Samsung Electronics Co. , Ltd.	77,316	2,891	Sandvik AB	46,378	733
Samsung Fire & Marine Insurance Co. ,			Securitas AB Class B	30,502	523
Ltd.	648	158	Skandinaviska Enskilda Banken AB
Samsung SDS Co. , Ltd.	518	88	Class A	134,883	1,393
Shinhan Financial Group Co. , Ltd.	6,361	236	Skanska AB Class B	17,333	273
Shinsegae Co. , Ltd.	537	121	SKF AB Class B	29,424	472
SK Holdings Co. , Ltd.	658	152	Svenska Cellulosa AB SCA Class B	15,951	151
SK Hynix, Inc.	11,541	694	Svenska Handelsbanken AB Class A	105,848	1,148
SK Innovation Co. , Ltd.	3,115	585	Swedbank AB Class A	68,148	1,531
SK Telecom Co. , Ltd.	528	124	Swedish Match AB	6,885	351
Woori Bank	34,992	485	Tele2 AB Class B	32,552	369
		11,872	Telefonaktiebolaget LM Ericsson Class B	34,041	296
			Telia Co. AB(Ñ)	108,348	488
Spain - 2.6%			Volvo AB Class B	22,621	338
ACS Actividades de Construccion y					16,174
Servicios SA	17,046	638
Aena SA(Þ)	2,352	376	Switzerland - 7.6%
Amadeus IT Group SA Class A	10,387	838	ABB, Ltd.	25,970	522
Banco Bilbao Vizcaya Argentaria SA			Adecco SA	16,902	827
- ADR	267,040	1,474	Baloise Holding AG	9,439	1,348
Banco de Sabadell SA - ADR	428,250	564	Barry Callebaut AG	50	98
Banco Santander SA - ADR	658,843	3,123	Chocoladefabriken Lindt & Spruengli
Bankinter SA	91,092	747	AG	121	1,416
CaixaBank SA(Ñ)	245,626	994	Cie Financiere Richemont SA	17,410	1,270
Enagas SA	52,684	1,397	Clariant AG(Æ)	8,528	183
Endesa SA - ADR	34,623	724	Coca-Cola HBC AG - ADR(Æ)	4,598	136
Ferrovial SA	15,251	305	Credit Suisse Group AG(Æ)	56,027	730
Gamesa Corp. Technologica SA(Æ)	10,478	116	Dufry AG(Æ)	751	84
Gas Natural SDG SA	48,797	1,200	EMS-Chemie Holding AG	679	374
Grifols SA	2,551	73	Ferguson PLC	14,021	946
Iberdrola SA	356,498	2,523	Geberit AG	1,966	769
Industria de Diseno Textil SA(Ñ)	20,414	576	Givaudan SA	420	1,017
Mapfre SA	167,524	501	Glencore PLC(Æ)	645,752	2,628
Red Electrica Corp. SA	20,800	431	Julius Baer Group, Ltd. (Æ)	6,356	290
Repsol SA - ADR	128,543	2,303	Kuehne & Nagel International AG	3,784	525
Telefonica SA - ADR	187,788	1,537	LafargeHolcim, Ltd. (Æ)	22,352	1,037
		20,440	Lonza Group AG(Æ)	2,088	655
			Nestle SA	132,443	11,170
Sweden - 2.1%			Novartis AG	88,637	7,740
Alfa Laval AB	21,853	558	Pargesa Holding SA	7,974	584
Assa Abloy AB Class B	43,596	868	Partners Group Holding AG	1,400	995
Atlas Copco AB(Æ)	34,263	823	Roche Holding AG	26,892	6,525
Boliden AB(Æ)	31,522	717	Schindler Holding AG	4,716	987

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 955

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SGS SA	257	609	Yuanta Financial Holding Co. , Ltd.	515,000	250
Sika AG	8,641	1,108			10,404
Sonova Holding AG	1,852	302
STMicroelectronics NV	21,568	328	Thailand - 0.3%
Straumann Holding AG	414	282	Airports of Thailand Public Co. , Ltd.	88,700	172
Swatch Group AG (The)	2,105	140	CP ALL PCL	52,100	106
Swatch Group AG (The) Class B	1,530	516	IRPC PCL	717,800	133
Swiss Life Holding AG(Æ)	4,261	1,606	Kasikornbank PCL	30,700	185
Swiss Prime Site AG Class A(Æ)	6,219	504	Krung Thai Bank PCL	479,800	291
Swiss Re AG	34,235	3,088	PTT Global Chemical PCL	166,800	389
Swisscom AG	1,300	595	PTT Public Company, Ltd.	231,400	358
Temenos Group AG(Æ)	3,384	462	Siam Cement PCL	6,700	85
UBS Group AG(Æ)	154,923	2,162	Siam Commercial Bank PCL	37,700	157
Vifor Pharma AG	3,309	478	Thai Oil PCL	81,600	209
Zurich Insurance Group AG	13,768	4,272			2,085
		59,308
			Turkey - 0.1%
Taiwan - 1.3%			Akbank TAS	160,931	192
Asia Cement Corp.	87,000	92	Turk Hava Yollari AO(Æ)	38,982	98
Asustek Computer, Inc.	20,000	147	Turkiye Garanti Bankasi AS	199,896	252
AU Optronics Corp.	891,000	354	Turkiye Is Bankasi Class C	212,677	152
Catcher Technology Co. , Ltd.	32,000	325			694
Cathay Financial Holding Co. , Ltd.	129,000	204
China Development Financial Holding			United Arab Emirates - 0.1%
Corp.	419,000	134	Abu Dhabi Commercial Bank PJSC	86,045	190
China Life Insurance Co. , Ltd.	180,200	172	Dubai Islamic Bank PJSC	118,881	170
Compal Electronics, Inc.	496,000	274	National Bank of Abu Dhabi	49,121	185
CTBC Financial Holding Co. , Ltd.	387,000	259			545
Far Eastern New Century Corp.	234,000	236
First Financial Holding Co. , Ltd.	597,920	377	United Kingdom - 12.0%
Formosa Chemicals & Fibre Corp.	121,000	435	3i Group PLC	154,936	1,737
Formosa Plastics Corp.	102,000	331	Admiral Group PLC	3,358	86
Foxconn Technology Co. , Ltd.	41,000	87	Anglo American PLC	84,908	1,816
Fubon Financial Holding Co. , Ltd.	151,000	237	Antofagasta PLC	6,275	63
Globalwafers Co. , Ltd.	16,000	126	Ashtead Group PLC	13,944	345
Hiwin Technologies Corp.	16,480	108	Associated British Foods PLC	3,194	97
Hon Hai Precision Industry Co. , Ltd.	212,200	543	AstraZeneca PLC	29,282	2,237
Hua Nan Financial Holdings Co. , Ltd.	438,900	247	Aviva PLC	446,182	2,441
Lite-On Technology Corp.	175,000	202	Babcock International Group PLC	10,903	85
MediaTek, Inc.	11,000	82	BAE Systems PLC	78,807	529
Mega Financial Holding Co. , Ltd.	329,000	277	Barclays PLC	963,113	2,118
Nan Ya Plastics Corp.	113,000	282	Barratt Developments PLC	117,801	773
Pegatron Corp.	43,000	78	Berkeley Group Holdings PLC	17,708	792
Shin Kong Financial Holding Co. , Ltd.	448,365	146	BHP Billiton PLC	36,949	738
SinoPac Financial Holdings Co. , Ltd.	504,900	172	BP PLC	747,270	5,413
Synnex Technology International Corp.	102,000	109	British American Tobacco PLC	97,231	4,219
Taiwan Cement Corp.	82,500	93	British Land Co. PLC (The)(ö)	72,243	546
Taiwan Cooperative Financial Holding			BT Group PLC	533,018	1,638
Co. , Ltd.	323,420	181	Bunzl PLC	10,732	317
Taiwan Semiconductor Manufacturing			Burberry Group PLC	4,474	103
Co. , Ltd.	362,000	2,690	CNH Industrial NV	17,893	186
Uni-President Enterprises Corp.	239,000	580	Coca-Cola European Partners PLC	10,531	479
United Microelectronics Corp.	356,000	135	Compass Group PLC	28,293	557
Wistron Corp.	298,517	181	Croda International PLC	11,767	725
WPG Holdings, Ltd.	92,000	109	Diageo PLC	104,211	3,604
Yageo Corp.	14,377	149	Direct Line Insurance Group PLC	207,593	874
			easyJet PLC	16,483	253

See accompanying notes which are an integral part of the financial statements.

956 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Experian PLC	16,417	378	Wausau Paper Corp.	108,836	1,234
Fiat Chrysler Automobiles NV(Æ)	113,781	1,725			1,619
GlaxoSmithKline PLC - ADR	83,582	1,616
Hargreaves Lansdown PLC	9,680	230	Total Common Stocks
HSBC Holdings PLC	897,383	7,393	(cost $726,313)		733,355
International Consolidated Airlines
Group SA	117,388	906
Intertek Group PLC	1,711	102	Preferred Stocks - 1.1%
Investec PLC	57,768	357	Brazil - 0.4%
ITV PLC	37,088	71	Banco Bradesco SA(Æ)
J Sainsbury PLC	231,675	921	3.282%(Ÿ)	69,864	644
John Wood Group PLC	46,280	422	Investimentos Itau SA
Johnson Matthey PLC	2,998	114	4.824%(Ÿ)	96,128	290
Kingfisher PLC	260,262	847	Itau Unibanco Holding SA
Land Securities Group PLC(ö)	22,256	243	6.452%(Ÿ)	67,635	896
Legal & General Group PLC	877,929	2,820	Petroleo Brasileiro SA(Æ)
Lloyds Banking Group PLC	3,712,132	2,714	0.398%(Ÿ)	118,059	876
London Stock Exchange Group PLC	14,427	795	Telefonica Brasil SA
			9.394%(Ÿ)	41,179	478
Marks & Spencer Group PLC	159,718	604			3,184
Meggitt PLC	103,846	702

Melrose Industries PLC(Æ)	25,849	56	Colombia - 0.0%
Micro Focus International PLC(Æ)	9,635	149	Bancolombia SA
Mondi PLC	4,883	115	3.133%(Ÿ)	13,875	130
National Grid PLC	160,292	1,699

Next PLC	7,695	512	Germany - 0.7%
NMC Health PLC	1,612	73	Bayerische Motoren Werke AG
Pearson PLC	84,110	965	6.123%(Ÿ)	4,102	310
Persimmon PLC Class A	48,922	1,433	Fuchs Petrolub SE
Prudential PLC	117,492	2,357	2.240%(Ÿ)	6,172	286
Quilter PLC(Þ)	164,438	243	Henkel AG & Co. KGaA
Reckitt Benckiser Group PLC	11,022	891	1.833%(Ÿ)	7,710	843
RELX PLC	41,040	812	Porsche Automobil Holding SE
Rio Tinto PLC	59,853	2,912	3.026%(Ÿ)	20,580	1,311
Royal Bank of Scotland Group PLC	159,943	483	Sartorius AG
Royal Dutch Shell PLC Class B	369,384	12,026	0.415%(Ÿ)	1,555	225
Royal Mail PLC	107,265	492	Schaeffler AG
Schroders PLC	5,605	192	6.767%(Ÿ)	18,378	194
Scottish & Southern Energy PLC	41,996	612	Volkswagen AG
Segro PLC(ö)	87,610	688	2.646%(Ÿ)	12,029	2,026
Smith & Nephew PLC	65,464	1,065			5,195
Smiths Group PLC	8,644	154
St. James's Place PLC	24,158	313	Russia - 0.0%
Standard Chartered PLC	17,601	124	Surgutneftegas OAO
Standard Life Aberdeen PLC(Æ)	184,646	638	3.626%(Ÿ)	507,633	294
Taylor Wimpey PLC	325,515	671
Tesco PLC	319,068	869	South Korea - 0.0%
Travis Perkins PLC	7,983	113	Samsung Electronics Co. , Ltd.
Unilever NV(Ñ)	45,737	2,462	4.023%(Ÿ)	3,132	99
Unilever PLC	37,799	2,002
Vodafone Group PLC	829,192	1,566	Total Preferred Stocks
Whitbread PLC	1,458	82
Wm Morrison Supermarkets PLC	228,162	723	(cost $8,436)		8,902
		93,223
			Warrants & Rights - 0.0%
United States - 0.2%			Spain - 0.0%
Carnival PLC	5,156	282	Banco Santander SA(Æ)
International Flavors & Fragrances, Inc.	713	103

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 957

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
2018 Rights	675,217		26

Total Warrants & Rights
(cost $27)			26

Short-Term Investments - 2.6%
United States - 2.6%
U. S. Cash Management Fund(@)	19,862,636	(8)	19,863
Total Short-Term Investments
(cost $19,864)			19,863

Other Securities - 1.0%
U. S. Cash Collateral Fund(×)(@)	7,483,537	(8)	7,484
Total Other Securities
(cost $7,484)			7,484

Total Investments 98.8%
(identified cost $762,124)			769,630

Other Assets and Liabilities, Net
- 1.2%			9,683
Net Assets - 100.0%			779,313

See accompanying notes which are an integral part of the financial statements.

958 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Illiquid and Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
Banco Espirito Santo SA	07/31/14	EUR	22,842	0.27	6	3
Melco Crown Entertainment, Ltd.	07/31/14	HKD	8,400	8.32	70	47
						50
For a description of illiquid and restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 959

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	636	EUR	20,314	12/18	(961)
FTSE 100 Index Futures	297	GBP	21,120	12/18	(574)
Hang Seng Index Futures	12	HKD	14,947	11/18	1
MSCI EAFE Index Futures	429	USD	38,878	12/18	(2,219)
S&P/TSX 60 Index Futures	82	CAD	14,665	12/18	(597)
SPI 200 Index Futures	55	AUD	7,972	12/18	(352)
TOPIX Index Futures	76	JPY	1,247,159	12/18	(245)
Short Positions
MSCI Emerging Markets Index Futures	1,161	USD	55,536	12/18	3,782
S&P 500 E-Mini Index Futures	175	USD	23,722	12/18	1,655
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					490

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount			Amount		(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
Bank of America	USD	609	CAD	800	12/19/18	(1)
Bank of Montreal	USD	1,068	AUD	1,499	12/19/18	(5)
Bank of Montreal	USD	1,190	AUD	1,672	12/19/18	(6)
Bank of Montreal	USD	1,528	CAD	2,008	12/19/18	(2)
Bank of Montreal	USD	2,022	CAD	2,656	12/19/18	(2)
Bank of Montreal	USD	4,979	EUR	4,260	12/19/18	(133)
Bank of Montreal	USD	1,216	GBP	930	12/19/18	(25)
Bank of Montreal	USD	5,452	GBP	4,169	12/19/18	(110)
Bank of Montreal	USD	809	HKD	6,340	12/19/18	—
Bank of Montreal	USD	2,430	JPY	268,000	12/19/18	(45)
Bank of Montreal	CHF	2,732	USD	2,828	12/19/18	103
Bank of Montreal	DKK	5,200	USD	815	12/19/18	22
Bank of Montreal	EUR	1,410	USD	1,648	12/19/18	44
Bank of Montreal	NOK	6,636	USD	795	12/19/18	6
Bank of Montreal	NZD	1,840	USD	1,203	12/19/18	2
Bank of Montreal	SEK	11,000	USD	1,226	12/19/18	18
Brown Brothers Harriman	USD	778	AUD	1,098	11/02/18	—
Brown Brothers Harriman	USD	867	CAD	1,142	11/02/18	—
Brown Brothers Harriman	USD	744	CHF	749	11/02/18	—
Brown Brothers Harriman	USD	507	CHF	500	12/19/18	(9)
Brown Brothers Harriman	USD	68	DKK	446	11/02/18	—
Brown Brothers Harriman	USD	47	DKK	300	12/19/18	(1)
Brown Brothers Harriman	USD	54	DKK	350	12/19/18	—
Brown Brothers Harriman	USD	156	DKK	1,000	12/19/18	(3)
Brown Brothers Harriman	USD	1,547	EUR	1,366	11/02/18	1
Brown Brothers Harriman	USD	117	EUR	100	12/19/18	(3)
Brown Brothers Harriman	USD	407	EUR	350	12/19/18	(8)
Brown Brothers Harriman	USD	709	GBP	557	11/02/18	2
Brown Brothers Harriman	USD	128	HKD	1,000	12/19/18	—
Brown Brothers Harriman	USD	—	ILS	—	11/02/18	—
Brown Brothers Harriman	USD	2,373	JPY	268,725	11/05/18	9

See accompanying notes which are an integral part of the financial statements.

960 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount			Amount		(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
Brown Brothers Harriman	USD	1,279	MXN	25,997	11/05/18	1
Brown Brothers Harriman	USD	73	NOK	600	12/19/18	(2)
Brown Brothers Harriman	USD	98	NOK	800	12/19/18	(3)
Brown Brothers Harriman	USD	260	NZD	400	12/19/18	1
Brown Brothers Harriman	USD	866	PLN	3,319	11/05/18	(1)
Brown Brothers Harriman	USD	78	SEK	700	12/19/18	(2)
Brown Brothers Harriman	USD	337	SEK	3,000	12/19/18	(7)
Brown Brothers Harriman	USD	364	SGD	505	11/05/18	—
Brown Brothers Harriman	USD	2,989	ZAR	44,314	11/05/18	14
Brown Brothers Harriman	AUD	350	USD	249	12/19/18	1
Brown Brothers Harriman	CAD	200	USD	154	12/19/18	2
Brown Brothers Harriman	CAD	250	USD	192	12/19/18	2
Brown Brothers Harriman	CAD	300	USD	231	12/19/18	3
Brown Brothers Harriman	CAD	800	USD	612	12/19/18	4
Brown Brothers Harriman	EUR	150	USD	170	11/05/18	—
Brown Brothers Harriman	GBP	95	USD	122	12/19/18	—
Brown Brothers Harriman	GBP	200	USD	265	12/19/18	9
Brown Brothers Harriman	GBP	200	USD	264	12/19/18	8
Brown Brothers Harriman	HKD	12,205	USD	1,556	11/02/18	(1)
Brown Brothers Harriman	HKD	600	USD	77	12/19/18	—
Brown Brothers Harriman	HKD	2,000	USD	256	12/19/18	—
Brown Brothers Harriman	JPY	5,000	USD	45	12/19/18	—
Brown Brothers Harriman	JPY	8,000	USD	71	12/19/18	—
Brown Brothers Harriman	JPY	45,000	USD	399	12/19/18	(1)
Brown Brothers Harriman	JPY	50,000	USD	448	12/19/18	3
Brown Brothers Harriman	NOK	1,659	USD	197	11/02/18	—
Brown Brothers Harriman	NZD	124	USD	81	11/02/18	—
Brown Brothers Harriman	SEK	2,646	USD	288	11/02/18	(1)
Brown Brothers Harriman	TRY	441	USD	80	11/02/18	1
Citigroup	USD	1,066	AUD	1,499	12/19/18	(4)
Citigroup	USD	1,189	AUD	1,672	12/19/18	(4)
Citigroup	USD	1,529	CAD	2,008	12/19/18	(2)
Citigroup	USD	1,827	CAD	2,400	12/19/18	(2)
Citigroup	USD	2,022	CAD	2,656	12/19/18	(3)
Citigroup	USD	4,977	EUR	4,260	12/19/18	(132)
Citigroup	USD	1,218	GBP	930	12/19/18	(26)
Citigroup	USD	5,459	GBP	4,169	12/19/18	(117)
Citigroup	USD	809	HKD	6,340	12/19/18	1
Citigroup	USD	2,429	JPY	268,000	12/19/18	(44)
Citigroup	CHF	2,732	USD	2,827	12/19/18	101
Citigroup	DKK	5,200	USD	815	12/19/18	22
Citigroup	EUR	1,410	USD	1,647	12/19/18	44
Citigroup	NOK	6,636	USD	794	12/19/18	5
Citigroup	NZD	1,840	USD	1,201	12/19/18	(1)
Citigroup	SEK	11,000	USD	1,223	12/19/18	16
Royal Bank of Canada	USD	1,067	AUD	1,499	12/19/18	(5)
Royal Bank of Canada	USD	1,190	AUD	1,672	12/19/18	(5)
Royal Bank of Canada	USD	1,528	CAD	2,008	12/19/18	(2)
Royal Bank of Canada	USD	1,827	CAD	2,400	12/19/18	(2)
Royal Bank of Canada	USD	2,022	CAD	2,656	12/19/18	(2)
Royal Bank of Canada	USD	4,980	EUR	4,260	12/19/18	(133)
Royal Bank of Canada	USD	1,217	GBP	930	12/19/18	(25)

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 961

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	5,454	GBP	4,169	12/19/18	(112)
Royal Bank of Canada	USD	809	HKD	6,340	12/19/18	—
Royal Bank of Canada	USD	2,428	JPY	268,000	12/19/18	(44)
Royal Bank of Canada	CAD	200	USD	155	12/19/18	3
Royal Bank of Canada	CHF	2,732	USD	2,827	12/19/18	101
Royal Bank of Canada	DKK	5,200	USD	815	12/19/18	22
Royal Bank of Canada	EUR	1,410	USD	1,648	12/19/18	44
Royal Bank of Canada	NOK	6,636	USD	794	12/19/18	5
Royal Bank of Canada	NZD	1,840	USD	1,202	12/19/18	1
Royal Bank of Canada	SEK	11,000	USD	1,225	12/19/18	18
State Street	USD	1,067	AUD	1,499	12/19/18	(4)
State Street	USD	1,189	AUD	1,672	12/19/18	(5)
State Street	USD	1,528	CAD	2,008	12/19/18	(2)
State Street	USD	2,022	CAD	2,656	12/19/18	(2)
State Street	USD	93	EUR	80	12/19/18	(2)
State Street	USD	4,977	EUR	4,260	12/19/18	(131)
State Street	USD	1,217	GBP	930	12/19/18	(25)
State Street	USD	5,456	GBP	4,169	12/19/18	(114)
State Street	USD	809	HKD	6,340	12/19/18	1
State Street	USD	2,029	HKD	15,900	12/19/18	1
State Street	USD	273	IDR	4,147,460	11/05/18	—
State Street	USD	1,993	JPY	220,000	12/19/18	(36)
State Street	USD	2,428	JPY	268,000	12/19/18	(44)
State Street	USD	5,743	NZD	8,800	12/19/18	2
State Street	AUD	1,121	USD	795	11/01/18	—
State Street	AUD	8,010	USD	5,662	12/19/18	(13)
State Street	BRL	1,220	USD	328	11/06/18	—
State Street	CAD	769	USD	586	11/01/18	2
State Street	CAD	200	USD	155	12/19/18	3
State Street	CHF	708	USD	704	11/01/18	1
State Street	CHF	2,732	USD	2,825	12/19/18	100
State Street	CHF	13,160	USD	13,259	12/19/18	130
State Street	DKK	5,200	USD	815	12/19/18	22
State Street	EUR	4,391	USD	4,981	11/01/18	8
State Street	EUR	1,410	USD	1,647	12/19/18	43
State Street	GBP	2,455	USD	3,120	11/01/18	(19)
State Street	GBP	1,300	USD	1,679	12/19/18	13
State Street	HKD	5,180	USD	660	11/01/18	—
State Street	JPY	246,303	USD	2,176	11/01/18	(6)
State Street	NOK	1,713	USD	204	11/01/18	—
State Street	NOK	6,636	USD	794	12/19/18	5
State Street	NOK	108,000	USD	12,981	12/19/18	140
State Street	NZD	1,840	USD	1,200	12/19/18	(1)
State Street	SEK	2,152	USD	235	11/01/18	(1)
State Street	SEK	11,000	USD	1,223	12/19/18	16
State Street	SEK	17,000	USD	1,872	12/19/18	6
State Street	SGD	376	USD	271	11/01/18	—
State Street	ZAR	774	USD	53	11/01/18	—
Westpac	USD	1,066	AUD	1,499	12/19/18	(4)
Westpac	USD	1,189	AUD	1,672	12/19/18	(4)
Westpac	USD	1,528	CAD	2,008	12/19/18	(2)
Westpac	USD	2,022	CAD	2,656	12/19/18	(2)

See accompanying notes which are an integral part of the financial statements.

962 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	USD	4,978	EUR	4,260	12/19/18	(132)
Westpac	USD	1,217	GBP	930	12/19/18	(26)
Westpac	USD	5,457	GBP	4,169	12/19/18	(114)
Westpac	USD	809	HKD	6,340	12/19/18	—
Westpac	USD	2,429	JPY	268,000	12/19/18	(44)
Westpac	CHF	2,732	USD	2,827	12/19/18	101
Westpac	DKK	5,200	USD	815	12/19/18	22
Westpac	EUR	1,410	USD	1,648	12/19/18	44
Westpac	NOK	6,636	USD	794	12/19/18	5
Westpac	NZD	1,840	USD	1,200	12/19/18	(1)
Westpac	SEK	11,000	USD	1,224	12/19/18	16
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(450)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$29,699	$—	$—	$29,699	3.8
Austria	—	3,382	—	—	3,382	0.4
Belgium	—	6,701	—	—	6,701	0.9
Brazil	2,697	—	—	—	2,697	0.3
Canada	46,760	—	—	—	46,760	6.0
Chile	777	—	—	—	777	0.1
China	4,047	13,152	—	—	17,199	2.2
Colombia	78	—	—	—	78	—*
Czech Republic	—	100	—	—	100	—*
Denmark	—	8,170	—	—	8,170	1.0
Finland	1,369	7,464	—	—	8,833	1.1
France	41	67,587	—	—	67,628	8.7
Germany	—	52,063	—	—	52,063	6.7
Hong Kong	—	19,492	47	—	19,539	2.5
Hungary	—	372	—	—	372	0.1
Indonesia	275	691	—	—	966	0.1
Ireland	508	3,209	—	—	3,717	0.5
Israel	2,055	4,374	—	—	6,429	0.8
Italy	—	17,422	—	—	17,422	2.2
Japan	171	168,903	—	—	169,074	21.7
Jersey	—	1,559	—	—	1,559	0.2
Luxembourg	—	3,104	—	—	3,104	0.4
Malaysia	—	1,422	—	—	1,422	0.2
Mexico	3,265	—	—	—	3,265	0.4

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 963

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Netherlands	426	16,656	—	—	17,082	2.2
New Zealand	—	447	—	—	447	0.1
Norway	—	5,905	—	—	5,905	0.8
Papua New Guinea	—	406	—	—	406	0.1
Peru	204	—	—	—	204	—*
Philippines	—	108	—	—	108	—*
Poland	126	2,253	—	—	2,379	0.3
Portugal	—	1,250	3	—	1,253	0.2
Russia	—	3,338	—	—	3,338	0.4
Singapore	75	6,776	—	—	6,851	0.9
South Africa	699	7,363	—	—	8,062	1.0
South Korea	724	11,148	—	—	11,872	1.5
Spain	—	20,440	—	—	20,440	2.6
Sweden	—	16,174	—	—	16,174	2.1
Switzerland	—	59,308	—	—	59,308	7.6
Taiwan	—	10,404	—	—	10,404	1.3
Thailand	—	2,085	—	—	2,085	0.3
Turkey	—	694	—	—	694	0.1
United Arab Emirates	—	545	—	—	545	0.1
United Kingdom	565	92,658	—	—	93,223	12.0
United States	103	1,516	—	—	1,619	0.2
Preferred Stocks	3,314	5,588	—	—	8,902	1.1
Warrants & Rights	26	—	—	—	26	—*
Short-Term Investments	—	—	—	19,863	19,863	2.6
Other Securities	—	—	—	7,484	7,484	1.0
Total Investments	68,305	673,928	50	27,347	769,630	98.8
Other Assets and Liabilities, Net						1.2
						100.0

Other Financial Instruments
Assets
Futures Contracts	5,438	—	—	—	5,438	0.7
Foreign Currency Exchange Contracts	—	1,320	—	—	1,320	0.2
A
Liabilities
Futures Contracts	(4,948)	—	—	—	(4,948)	(0.6)
Foreign Currency Exchange Contracts	—	(1,770)	—	—	(1,770)	(0.2)
Total Other Financial Instruments**	$490	$(450)	$—	$—	$40

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.

964 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — October 31, 2018

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	98,867
Consumer Staples	43,586
Energy	57,581
Financial Services	226,627
Health Care	50,551
Materials and Processing	72,073
Producer Durables	91,438
Technology	48,660
Utilities	52,874
Warrants and Rights	26
Short-Term Investments	19,863
Other Securities	7,484
Total Investments	769,630

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 965

Russell Investment Company
Multifactor International Equity Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,320
Variation margin on futures contracts*	5,438	—
Total	$5,438	$1,320
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$4,948	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,770
Total	$4,948	$1,770
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(2,907)	$—
Foreign currency exchange contracts	—	(1,997)
Total	$(2,907)	$(1,997)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$541	$—
Foreign currency exchange contracts	—	(936)
Total	$541	$(936)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

966 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$6,811	$—	$6,811
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,320	—	1,320
Total Financial and Derivative Assets		8,131	—	8,131
Financial and Derivative Assets not subject to a netting agreement		(43)	—	(43)
Total Financial and Derivative Assets subject to a netting agreement		$8,088	$—	$8,088

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$233	$190	$43	$—
Barclays	2,519	—	2,519	—
Brown Brothers Harriman	33	33	—	—
Citigroup	1,209	188	1,021	—
Credit Suisse	523	—	523	—
Goldman Sachs	579	—	579	—
Merrill Lynch	639	—	639	—
Morgan Stanley	351	—	351	—
Newedge	197	—	197	—
Royal Bank of Canada	195	195	—	—
State Street	482	380	—	102
UBS	939	—	939	—
Westpac	189	189	—	—
Total	$8,088	$1,175	$6,811	$102

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 967

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
		Gross		Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$1,770	$—	$1,770
Total Financial and Derivative Liabilities		1,770	—	1,770
Financial and Derivative Liabilities not subject to a netting agreement		(30)	—	(30)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,740	$—	$1,740

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1	$—	$—	$1
Bank of Montreal	323	190	—	133
Brown Brothers Harriman	40	33	—	7
Citigroup	335	188	—	147
Royal Bank of Canada	331	195	—	136
State Street	380	380	—	—
Westpac	330	189	—	141
Total	$1,740	$1,175	$—	$565

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

968 Multifactor International Equity Fund

Russell Investment Company

Multifactor International Equity Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$762,124
Investments, at fair value(*)(>)	769,630
Foreign currency holdings(^)	14,057
Unrealized appreciation on foreign currency exchange contracts	1,320
Receivables:
Dividends and interest	2,693
Dividends from affiliated funds	38
Investments sold	30,188
Fund shares sold	683
Foreign capital gains taxes recoverable	1,174
Variation margin on futures contracts	10,652
Total assets	830,435

Liabilities
Payables:
Investments purchased	41,190
Fund shares redeemed	300
Accrued fees to affiliates	256
Other accrued expenses	113
Deferred capital gains tax liability	9
Unrealized depreciation on foreign currency exchange contracts	1,770
Payable upon return of securities loaned	7,484
Total liabilities	51,122

Net Assets	$779,313

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 969

Russell Investment Company
Multifactor International Equity Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$(32,795)
Shares of beneficial interest	836
Additional paid-in capital	811,272
Net Assets	$779,313

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class M(#)	$9.33
Class M — Net assets	$11,063,784
Class M — Shares outstanding ($. 01 par value)	1,185,534
Net asset value per share: Class R6(#)	$9.33
Class R6 — Net assets	$2,802,962
Class R6 — Shares outstanding ($. 01 par value)	300,461
Net asset value per share: Class S(#)	$9.31
Class S — Net assets	$128,211,993
Class S — Shares outstanding ($. 01 par value)	13,770,729
Net asset value per share: Class Y(#)	$9.33
Class Y — Net assets	$637,234,472
Class Y — Shares outstanding ($. 01 par value)	68,332,123
Amounts in thousands
(^) Foreign currency holdings - cost	$14,299
(*) Securities on loan included in investments	$6,811
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$27,347

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

970 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Dividends	$28,654
Dividends from affiliated funds	437
Securities lending income (net)	382
Less foreign taxes withheld	(2,690)
Total investment income	26,783

Expenses
Advisory fees	3,960
Administrative fees	422
Custodian fees	330
Transfer agent fees - Class M	17
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	236
Transfer agent fees - Class Y	33
Professional fees	94
Registration fees	74
Trustees’ fees	30
Printing fees	37
Miscellaneous	24
Expenses before reductions	5,258
Expense reductions	(672)
Net expenses	4,586
Net investment income (loss)	22,197

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	39,756
Investments in affiliated funds	(7)
Futures contracts	(2,907)
Foreign currency exchange contracts	(1,997)
Foreign currency-related transactions	(319)
Net realized gain (loss)	34,526
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(119,269)
Investments in affiliated funds	(1)
Futures contracts	541
Foreign currency exchange contracts	(936)
Foreign currency-related transactions	(196)
Net change in unrealized appreciation (depreciation)	(119,861)
Net realized and unrealized gain (loss)	(85,335)
Net Increase (Decrease) in Net Assets from Operations	$(63,138)

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 971

Russell Investment Company
Multifactor International Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,197	$19,532
Net realized gain (loss)	34,526	5,073
Net change in unrealized appreciation (depreciation)	(119,861)	149,682
Net increase (decrease) in net assets from operations	(63,138)	174,287

Distributions (i)
To shareholders
Class M	(152)	(19)
Class R6	(74)	(3)
Class S	(2,541)	(68)
Class Y	(21,230)	(17,410)
Net decrease in net assets from distributions	(23,997)	(17,500)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(69,716)	29,782
Total Net Increase (Decrease) in Net Assets	(156,851)	186,569

Net Assets
Beginning of period	936,164	749,595
End of period (ii)	$779,313	$936,164

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions were from net investment income.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $17,523. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

972 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:
	2018		2017
	Shares	Dollars	Shares	Dollars
Class M
Proceeds from shares sold	917	$9,414	413	$4,051
Proceeds from reinvestment of distributions	15	152	2	19
Payments for shares redeemed	(190)	(1,945)	(72)	(687)
Net increase (decrease)	742	7,621	343	3,383
Class R6
Proceeds from shares sold	28	290	277	2,662
Proceeds from reinvestment of distributions	7	74	— **	3
Payments for shares redeemed	(7)	(75)	(17)	(168)
Net increase (decrease)	28	289	260	2,497
Class S
Proceeds from shares sold	7,154	73,343	10,169	93,736
Proceeds from reinvestment of distributions	245	2,509	8	68
Payments for shares redeemed	(3,041)	(31,231)	(1,058)	(10,339)
Net increase (decrease)	4,358	44,621	9,119	83,465
Class Y
Proceeds from shares sold	1,584	16,100	19,278	190,428
Proceeds from reinvestment of distributions	2,073	21,229	2,055	17,410
Payments for shares redeemed	(15,280)	(159,576)	(28,238)	(267,401)
Net increase (decrease)	(11,623)	(122,247)	(6,905)	(59,563)
Total increase (decrease)	(6,495)	$(69,716)	2,817	$29,782

**Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 973

Russell Investment Company
Multifactor International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class M
October 31, 2018	10.40	. 27	(1.07)	(. 80)	(. 27)	(. 27)
October 31, 2017	8.59	. 20	1.81	2.01	(. 20)	(. 20)
October 31, 2016	9.14	. 22	(. 52)	(. 30)	(. 25)	(. 25)
October 31, 2015(2)	9.07	. 22	(. 15)	. 07	—	—

Class R6
October 31, 2018	10.40	. 26	(1.06)	(. 80)	(. 27)	(. 27)
October 31, 2017	8.59	. 17	1.84	2.01	(. 20)	(. 20)
October 31, 2016(5)	7.79	. 19	. 61	. 80	—	—

Class S
October 31, 2018	10.38	. 25	(1.06)	(. 81)	(. 26)	(. 26)
October 31, 2017	8.58	. 26	1.73	1.99	(. 19)	(. 19)
October 31, 2016	9.12	. 21	(. 52)	(. 31)	(. 23)	(. 23)
October 31, 2015(2)	9.07	. 23	(. 18)	. 05	—	—

Class Y
October 31, 2018	10.39	. 26	(1.05)	(. 79)	(. 27)	(. 27)
October 31, 2017	8.59	. 22	1.78	2.00	(. 20)	(. 20)
October 31, 2016	9.13	. 23	(. 52)	(. 29)	(. 25)	(. 25)
October 31, 2015	9.42	. 29	(. 52)	(. 23)	(. 06)	(. 06)
October 31, 2014(1)	10.00	. 05	(. 63)	(. 58)	—	—

See accompanying notes which are an integral part of the financial statements.

974 Multifactor International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

9.33	(7.91)	11,064	. 77	. 54	2.66	53
10.40	23.87	4,619	. 74	. 53	2.09	47
8.59	(3.25)	867	. 79	. 49	2.62	57
9.14	. 77	2,724	. 84	. 49	2.77	25

9.33	(7.90)	2,803	. 62	. 52	2.56	53
10.40	23.95	2,832	. 58	. 51	1.77	47
8.59	10.27	110	. 62	. 47	3.32	57

9.31	(8.03)	128,212	. 77	. 69	2.44	53
10.38	23.71	97,728	. 73	. 68	2.71	47
8.58	(3.35)	2,518	. 78	. 64	2.49	57
9.12	. 55	1,679	. 84	. 64	2.91	25

9.33	(7.80)	637,234	. 57	. 49	2.53	53
10.39	23.85	830,985	. 56	. 48	2.39	47
8.59	(3.11)	746,100	. 59	. 44	2.67	57
9.13	(2.43)	862,041	. 65	. 44	3.07	25
9.42	(5.80)	111,901	. 87	. 44	1.90	7

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 975

Russell Investment Company
Multifactor International Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$195,229
Administration fees	32,800
Transfer agent fees	25,192
Trustee fees	3,217
$256,438

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$13,991	$208,507	$215,014	$—		$—	$7,484	$197	$—
U. S. Cash Management Fund	11,988	267,486	259,603	(7)		(1)	19,863	437	—
	$25,979	$475,993	$474,617	$(7	) $	(1)	$27,347	$634	$—

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:.
Cost of Investments	$775,777,322
Unrealized Appreciation	$74,747,679
Unrealized Depreciation	(81,989,334)
Net Unrealized Appreciation (Depreciation)	$(7,241,655)
Undistributed Ordinary Income	$22,233,173
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(47,502,654)
Tax Composition of Distributions
Ordinary Income	$23,996,702

Net investment income and net realized gains (loss) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transactions, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$1
Additional paid-in capital	(1)

See accompanying notes which are an integral part of the financial statements.

976 Multifactor International Equity Fund

Russell Investment Company

Notes to Schedules of Investments — October 31, 2018

Footnotes:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(Š) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(+) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(&) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(•) Unfunded loan agreement.
(0) Weekly payment frequency.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Notes to Schedules of Investments 977

Russell Investment Company

Notes to Schedules of Investments, continued — October 31, 2018

HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi	PHP - Philippine peso

978 Notes to Schedules of Investments

Russell Investment Company

Notes to Financial Highlights — October 31, 2018

(1) For the period July 31, 2014 (inception date) to October 31, 2014.
(2) For the period January 2, 2015 (inception date) to October 31, 2015.
(3) For the period May 1, 2015 (inception date) to October 31, 2015.
(4) For the period June 1, 2015 (inception date) to October 31, 2015.
(5) For the period March 1, 2016 (inception date) to October 31, 2016.
(6) For the period September 22, 2016 (inception date) to October 31, 2016.
(7) For the period February 28, 2017 (inception date) to October 31, 2017.
(8) For the period March 7, 2017 (inception date) to October 31, 2017.
(9) For the period March 16, 2017 (inception date) to October 31, 2017.
(10) For the period August 30, 2017 (inception date) to October 31, 2017.
(11) For the period September 28, 2017 (inception date) to October 31, 2017.
(12) For the period April 26, 2018 (inception date) to October 31, 2018.
(13) For the period July 30, 2018 (inception date) to October 31, 2018.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended		Class A	Class C	Class E	Class S	Class Y
October 31, 2018		1.11%	1.86%	1.11%	0.82%	0.66%
October 31, 2017		1.11%	1.86%	1.11%	0.83%	0.67%
October 31, 2016		1.07%	1.83%	1.08%	0.83%	0.64%
October 31, 2015		N/A	N/A	N/A	N/A	N/A
October 31, 2014		N/A	N/A	N/A	N/A	N/A
For the U. S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended		Class A	Class C	Class E	Class S	Class Y
October 31, 2018		1.46%	2.21%	1.46%	1.17%	1.03%
October 31, 2017		1.43%	2.17%	1.42%	1.15%	0.97%
October 31, 2016		1.37%	2.12%	1.37%	1.12%	0.93%
October 31, 2015		1.36%	2.11%	1.36%	1.11%	0.91%
October 31, 2014		1.34%	2.10%	1.35%	1.10%	0.90%
For the U. S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended	Class A	Class C	Class E	Class M	Class S	Class Y
October 31, 2018	0.99%	1.74%	0.99%	0.64%	0.74%	0.58%
October 31, 2017	1.01%	1.76%	1.01%	0.68%	0.76%	—
October 31, 2016	1.02%	1.77%	1.02%	—	0.77%	—
October 31, 2015	1.02%	1.77%	1.02%	—	0.77%	—
October 31, 2014	1.03%	1.78%	1.03%	—	0.78%	—

(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.

979 Notes to Financial Highlights

Russell Investment Company

Notes to Financial Highlights, continued — October 31, 2018

(k) Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the portfolio turnover rate has been revised from previously presented.
(l) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
Equity Income Fund	0.03%
U. S. Defensive Equity Fund	0.02%
U. S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.04%
Emerging Markets Fund	0.01%
Tax-Managed U. S. Mid & Small Cap Fund	0.01%
Investment Grade Bond Fund	0.02%
Short Duration Bond Fund	0.01%

(†) For the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the
Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

980 Notes to Financial Highlights

Russell Investment Company

Notes to Financial Statements — October 31, 2018

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Effective January 1, 2019, the U.S. Defensive Equity Fund will undergo the following changes:

• The Fund will be renamed the Sustainable Equity Fund.

• The Fund will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowing for investment purposes in equity securities.

• The Fund's investment strategy will change to pursuing a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations.

• Please see the Supplement to the Fund's Prospectus dated September 19, 2018 for more information regarding these and related changes.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are

981 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

982 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

The Equity Income, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Mid Cap Equity, U.S. Small Cap
Equity, International Developed Markets, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap,
Global Opportunistic Credit, Unconstrained Total Return, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Commodity Strategies,
Global Real Estate Securities, Strategic Call Overwriting, Multifactor U.S. Equity, and Multifactor International Equity Funds
had no transfers between Levels 1, 2 and 3 for the period ended October 31, 2018, other than those caused by application of fair value factors. Transfers which result from the application of fair value factors are purposefully excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

Notes to Financial Statements 983

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Strategic Bond, Investment Grade Bond, Multi-Strategy Income, and Multi-Asset Growth Strategy Funds had transfers out of Level
3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable.
The amounts transferred were as follows:

Strategic Bond Fund	$5,927,804
Investment Grade Bond Fund	1,362,938
Multi-Strategy Income Fund	1,853,270
Multi-Asset Growth Strategy Fund	3,561,432

The Global Equity, Tax-Managed International Equity, Strategic Bond, Short Duration Bond, Global Infrastructure, Multi-Strategy
Income, Multi-Asset Growth Strategy Funds had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:

Global Equity Fund	$1,840,009
Tax-Managed International Equity Fund	578,530
Strategic Bond Fund	4,758,830
Short Duration Bond Fund	1,596,392
Global Infrastructure Fund	1,884,921
Multi-Strategy Income Fund	612,779
Multi-Asset Growth Strategy Fund	1,753,686

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event

984 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments.
Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Commodity Strategies and Multi-Asset Growth Strategy Funds may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and, through investments in each respective Subsidiary (as defined in note 3), commodity-linked swaps and other commodity-linked derivative instruments. The IRS issued a revenue procedure, which

Notes to Financial Statements 985

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the
IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also subsequently issued proposed regulations that, if finalized, would generally treat the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Commodity Strategies and Multi-Asset Growth Strategy Funds
to qualify for regulated investment company status under the Code could be jeopardized if they are unable to treat income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Commodity Strategies and Multi-Asset Growth Strategy Funds' investments in their respective Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount the Fund's taxable income or any gains and distributions made by the Fund.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At October 31, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2015 through October 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Global Opportunistic Credit, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Short Duration Bond,
Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds
Quarterly	April, July, October and December	Equity Income, U. S. Defensive Equity, U. S. Dynamic Equity, U. S.
Strategic Equity, U. S. Mid Cap Equity, Global Infrastructure,
Global Real Estate Securities, Multi-Strategy Income, Multi-
Asset Growth Strategy, Strategic Call Overwriting and Multifactor
U. S. Equity Funds
Annually	Mid-December	U. S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U. S.
Large Cap, Tax-Managed U. S. Mid & Small Cap, Tax-Managed
International Equity, Commodity Strategies and Multifactor
International Equity Funds

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

986 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class M, Class P,
Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2018. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following
Funds:

Notes to Financial Statements 987

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
International Developed Markets Fund	$1	26,833
Global Equity Fund	26,288	318,896
Emerging Markets Fund	1,119,920	1,385,358
Tax-Managed International Equity Fund	23,837	112,973
Global Opportunistic Credit Fund	1,438	150,564
Global Real Estate Securities Fund	7	—
Multi-Strategy Income Fund	—	(75)
Multi-Asset Growth Strategy Fund	—	15,012
Multifactor International Equity Fund	8,595	—

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

988 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended October 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Multifactor International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
International Developed Markets Fund	1,839,547,775	1,081,315,494	1,231,038,085	1,063,235,533
Global Equity Fund	988,399,677	502,866,846	581,553,020	522,469,364
Emerging Markets Fund	446,778,906	288,453,938	281,476,106	249,894,882
Tax-Managed International Equity Fund	400,473,484	398,094,574	175,865,989	138,546,487
Global Opportunistic Credit Fund	472,792,968	511,226,499	437,665,085	414,219,040
Unconstrained Total Return Fund	273,449,054	204,965,833	179,558,172	179,446,130
Strategic Bond Fund	1,157,307,021	1,320,320,513	1,425,673,034	1,184,470,641
Investment Grade Bond Fund	123,238,860	121,660,132	143,808,476	108,973,295
Short Duration Bond Fund	65,729,246	64,237,225	51,997,454	39,361,678
Global Infrastructure Fund	123,325,196	56,417,419	268,427,465	112,372,096
Global Real Estate Securities Fund	56,106,067	41,442,753	135,136,966	47,832,363
Multi-Strategy Income Fund	303,667,694	282,508,814	235,461,217	318,819,099
Multi-Asset Growth Strategy Fund	1,151,819,772	1,066,958,113	1,231,735,426	1,361,492,905
Multifactor International Equity Fund	201,589,274	124,907,967	159,828,050	229,379,925

Notes to Financial Statements 989

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

		Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
International Developed Markets Fund	1,857,192,131	1,077,147,053	1,223,092,692	1,060,480,600
Global Equity Fund	989,680,777	503,330,338	580,833,386	522,374,357
Emerging Markets Fund	464,133,336	284,518,360	281,298,039	253,527,225
Tax-Managed International Equity Fund	402,469,513	396,148,664	174,429,637	135,381,540
Global Opportunistic Credit Fund	472,050,233	515,771,955	439,695,822	417,754,929
Unconstrained Total Return Fund	270,554,108	206,217,095	180,558,834	181,031,016
Strategic Bond Fund	1,157,109,790	1,321,928,070	1,432,222,346	1,193,858,011
Investment Grade Bond Fund	124,053,704	121,661,878	144,550,324	109,952,777
Short Duration Bond Fund	65,621,239	64,415,453	52,174,416	39,750,402
Global Infrastructure Fund	124,717,396	55,614,670	268,208,007	111,688,140
Global Real Estate Securities Fund	56,620,154	40,853,870	134,592,596	47,627,509
Multi-Strategy Income Fund	301,928,804	281,584,782	234,493,916	317,483,255
Multi-Asset Growth Strategy Fund	1,146,502,991	1,068,582,466	1,230,642,272	1,361,495,260
Multifactor International Equity Fund	202,861,396	126,073,212	159,188,842	228,915,383

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of October 31, 2018, the Strategic Call Overwriting Fund pledged securities valued at $48,027,424 as collateral in connection with options.

For the period ended October 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

990 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Funds	Strategies
U. S. Defensive Equity Fund	Exposing cash to markets
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

		Notional of Options Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
U. S. Defensive Equity Fund	$25,762,500	$24,920,500	$25,519,000	$24,732,500
Global Equity Fund	194,400,162	—	—	—
Global Opportunistic Credit Fund	30,240,130	20,755,008	6,855,422	—
Unconstrained Total Return Fund	2,254,775,279	1,699,562,495	1,528,910,688	2,603,387,685
Strategic Bond Fund	350,310,125	119,973,500	70,172,500	145,746,500
Commodity Strategies Fund	—	26,077,000	179,320,000	54,905,000
Multi-Strategy Income Fund	941,046,818	1,349,558,065	1,278,415,943	822,502,469
Multi-Asset Growth Strategy Fund	963,387,801	1,785,231,100	1,885,687,600	1,521,837,830
Strategic Call Overwriting Fund	105,470,200	37,441,400	103,966,000	32,675,400

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and, index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended October 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Notes to Financial Statements 991

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Funds	Strategies
Equity Income Fund	Exposing cash to markets
U. S. Defensive Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging, and exposing cash to markets
Global Equity Fund	Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Tax-Managed U. S. Large Cap Fund	Exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging, and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Multifactor U. S. Equity Fund	Exposing cash to markets
Multifactor International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

992 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

		Notional of Futures Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Equity Income Fund	$—	$11,382,100	$9,859,850	$2,033,325
U. S. Defensive Equity Fund	20,063,180	4,235,200	—	135,555
U. S. Dynamic Equity Fund	141,290	397,050	1,408,550	3,388,875
U. S. Strategic Equity Fund	8,336,110	43,940,200	61,835,345	—
U. S. Mid Cap Equity Fund	5,471,760	3,556,990	5,560,800	729,920
U. S. Small Cap Equity Fund	83,212,800	48,398,130	59,202,960	60,702,785
International Developed Markets Fund	771,424,135	656,314,873	645,079,120	578,367,649
Global Equity Fund	478,463,544	428,896,184	427,162,301	351,645,796
Emerging Markets Fund	173,472,873	224,839,668	293,896,228	180,889,757
Tax-Managed U. S. Large Cap Fund	161,777,050	47,778,350	32,819,215	—
Tax-Managed U. S. Mid & Small Cap Fund	1,367,940	5,803,510	—	5,291,920
Tax-Managed International Equity Fund	286,277,010	314,179,404	297,402,966	294,319,279
Global Opportunistic Credit Fund	657,548,365	536,608,684	353,247,337	341,762,382
Unconstrained Total Return Fund	315,120,006	382,007,290	347,973,838	341,716,031
Strategic Bond Fund	3,783,091,637	4,365,733,280	4,198,530,807	4,173,543,709
Investment Grade Bond Fund	434,755,237	437,466,912	500,354,401	568,101,630
Short Duration Bond Fund	162,071,351	223,930,512	168,613,792	155,012,374
Tax-Exempt High Yield Bond Fund	—	—	—	18,713,125
Tax-Exempt Bond Fund	—	—	—	79,945,313
Commodity Strategies Fund	198,642,200	458,192,807	470,308,312	639,035,947
Global Infrastructure Fund	28,146,979	31,056,384	28,447,172	18,774,836
Global Real Estate Securities Fund	52,504,217	46,542,124	26,485,778	27,778,856
Multi-Strategy Income Fund	769,135,893	1,101,406,226	1,063,923,052	1,015,421,940
Multi-Asset Growth Strategy Fund	1,305,745,045	1,904,222,843	2,632,320,056	2,321,436,994
Strategic Call Overwriting Fund	2,967,090	7,808,650	6,620,185	4,744,425
Multifactor U. S. Equity Fund	1,130,320	3,308,750	1,267,695	—
Multifactor International Equity Fund	71,050,377	54,214,264	195,887,129	197,884,531

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

Notes to Financial Statements 993

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

994 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended October 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to

Notes to Financial Statements 995

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Global Opportunistic Credit Fund	106,726,345	85,698,796	38,016,100	—
Unconstrained Total Return Fund	60,747,000	79,475,000	83,364,000	89,769,000
Strategic Bond Fund	33,250,000	71,370,000	61,540,000	112,780,000
Short Duration Bond Fund	2,770,000	3,540,000	3,540,000	4,400,000
Multi-Strategy Income Fund	200,586,752	220,911,965	229,174,414	222,328,247
Multi-Asset Growth Strategy Fund	243,421,441	243,628,381	278,494,515	278,690,189

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended October 31, 2018, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

		Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	April 31, 2018	October 31, 2018
Global Opportunistic Credit Fund	19,739,182	20,414,700	14,984,049	—
Unconstrained Total Return Fund	396,352,800	473,823,800	481,141,900	406,819,100
Strategic Bond Fund	80,156,284	276,226,805	279,232,288	329,317,974
Tax-Exempt High Yield Bond Fund	23,590,000	26,980,000	30,210,000	33,050,000
Tax-Exempt Bond Fund	13,850,000	12,780,000	16,550,000	20,180,000
Multi-Strategy Income Fund	527,891,061	882,049,882	1,404,512,813	1,215,537,720
Multi-Asset Growth Strategy Fund	578,599,467	1,014,493,712	1,809,612,015	1,583,521,367

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

996 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended October 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

		Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Emerging Markets Fund	30,172,310	18,496,346	37,882,682	18,706,273
Unconstrained Total Return Fund	30,895,976	29,811,583	28,641,718	27,617,467
Commodity Strategies Fund	982,215,189	693,463,991	660,486,570	615,432,947
Multi-Strategy Income Fund	43,301,562	41,501,086	39,651,329	38,056,618
Multi-Asset Growth Strategy Fund	51,187,155	53,012,447	97,051,857	115,758,477

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple

Notes to Financial Statements 997

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

998 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Short Sales
The U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). Each of the U.S. Defensive Equity Fund, U.S.
Dynamic Equity Fund and U.S. Strategic Equity Fund may also engage in short sale transactions that are effected through State
Street and may deliver cash received in connection with its reciprocal lending activity to State Street as collateral to secure the short sale transactions. Participation in this program may subject each Fund to a heightened risk that State Street would fail to return the
Fund’s cash collateral.

As of October 31, 2018, the U.S. Defensive Equity Fund held $53,709,655, the U.S. Dynamic Equity Fund held $10,940,620, and the U.S. Strategic Equity Fund held $186,541,852 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Notes to Financial Statements 999

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other

1000 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not

Notes to Financial Statements 1001

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

1002 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

3. Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a “Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of October 31, 2018, net assets of the
Commodity Strategies Fund were $644,228,417 of which $112,604,761 or approximately 17.5%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Multi-Asset Growth Strategy Fund were $2,243,789,528 of which $93,697,262, or approximately 4.2%, represents the Fund’s ownership of the shares of its Subsidiary.

As of October 31, 2018, the market values of securities owned by the Cayman Commodity Strategies Fund, Ltd. within the
Consolidated Schedule of investments were as follows:

United States Federal Home Loan Discount Notes	$46,981,665
U. S. Cash Management Fund	29,445,870
United States Treasury Bills	27,667,413

The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Commodity
Strategies Fund, Ltd. for the period ended October 31, 2018 were ($100,441), $11,548,671, and ($4,696), respectively.

As of October 31, 2018, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

U.S. Cash Management Fund $ 83,393,072

The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Multi-Asset
Growth Strategy Fund, Ltd. for the period ended October 31, 2018 were $394,319, $2,391,340, and ($7,782), respectively.

The Commodity Strategies Fund and Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities
During the period ended October 31, 2018, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Equity Income Fund	$636,436,534	$1,526,004,141
U. S. Defensive Equity Fund	365,929,074	467,996,343
U. S. Dynamic Equity Fund	194,750,635	244,338,992
U. S. Strategic Equity Fund	4,355,797,074	4,603,778,798
U. S. Mid Cap Equity Fund	146,896,686	154,142,013
U. S. Small Cap Equity Fund	1,367,166,159	1,626,743,588
International Developed Markets Fund	2,193,669,308	2,052,019,066
Global Equity Fund	1,163,660,335	1,550,564,599
Emerging Markets Fund	1,482,020,829	1,722,941,802
Tax-Managed U. S. Large Cap Fund	1,228,621,136	629,782,010
Tax-Managed U. S. Mid & Small Cap Fund	366,323,083	268,532,906
Tax-Managed International Equity Fund	963,203,773	564,123,994
Global Opportunistic Credit Fund	619,395,094	990,833,995
Unconstrained Total Return Fund	324,555,745	268,629,775

Notes to Financial Statements 1003

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

	Purchases	Sales
Strategic Bond Fund	1,644,848,575	1,760,050,186
Investment Grade Bond Fund	726,297,633	669,278,330
Short Duration Bond Fund	354,461,412	333,695,339
Tax-Exempt High Yield Bond Fund	520,137,923	303,622,190
Tax-Exempt Bond Fund	1,672,294,434	1,110,336,459
Commodity Strategies Fund	194,855,066	146,654,205
Global Infrastructure Fund	703,452,353	969,076,017
Global Real Estate Securities Fund	923,744,167	827,497,994
Multi-Strategy Income Fund	790,752,534	780,326,464
Multi-Asset Growth Strategy Fund	1,342,732,879	747,910,104
Strategic Call Overwriting Fund	3,028,426	13,557,800
Multifactor U. S. Equity Fund	406,403,011	461,862,651
Multifactor International Equity Fund	446,361,777	539,855,016

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Unconstrained Total Return Fund	$379,060,132	$369,745,658
Strategic Bond Fund	3,528,413,038	3,411,016,882
Investment Grade Bond Fund	1,211,818,843	1,231,580,918
Short Duration Bond Fund	453,424,174	447,969,919
Commodity Strategies Fund	25,044,844	20,113,578
Multi-Strategy Income Fund	671,941,224	597,111,858
Multi-Asset Growth Strategy Fund	1,396,682,715	1,222,327,645

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of October 31, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid

1004 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of October 31, 2018, the Funds had invested $1,891,222,911 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $264,636,143 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:

Funds	Asset Level	Fee
Equity Income Fund	All assets	. 55%
U. S. Defensive Equity Fund	All assets	. 55%
U. S. Dynamic Equity Fund	First $2 billion	. 80%
	Next $3 billion	. 76%
	Next $5 billion	. 73%
	In excess of $10 billion	. 71%
U. S. Strategic Equity Fund	First $2 billion	. 75%
	Next $3 billion	. 71%
	Next $5 billion	. 68%
	In excess of $10 billion	. 66%
U. S. Mid Cap Equity Fund	First $2 billion	. 80%
	Next $3 billion	. 76%
	Next $5 billion	. 73%
	In excess of $10 billion	. 71%
U. S. Small Cap Equity Fund	All assets	. 70%
International Developed Markets Fund	All assets	. 70%
Global Equity Fund	First $2 billion	. 95%
	Next $3 billion	. 91%
	Next $5 billion	. 88%
	In excess of $10 billion	. 86%
Emerging Markets Fund	First $2 billion	1.15%
	Next $3 billion	1.11%
	Next $5 billion	1.08%
	In excess of $10 billion	1.06%
Tax-Managed U. S. Large Cap Fund	First $1.5 billion	. 70%
	Next $2.5 billion	. 66%
	Next $4 billion	. 63%
	In excess of $8 billion	. 61%
Tax-Managed U. S. Mid & Small Cap Fund	First $1.5 billion	. 98%
	Next $2.5 billion	. 94%
	Next $4 billion	. 91%

Notes to Financial Statements 1005

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Funds	Asset Level	Fee
	In excess of $8 billion	. 89%
Tax-Managed International Equity Fund	First $1.5 billion	. 85%
	Next $2.5 billion	. 81%
	Next $4 billion	. 78%
	In excess of $8 billion	. 76%
Global Opportunistic Credit Fund	First $2 billion	1.00%
	Next $3 billion	. 96%
	Next $5 billion	. 93%
	In excess of $10 billion	. 91%
Unconstrained Total Return Fund	First $2 billion	1.00%
	Next $3 billion	. 96%
	Next $5 billion	. 93%
	In excess of $10 billion	. 91%
Strategic Bond Fund	First $2 billion	. 50%
	Next $3 billion	. 46%
	Next $5 billion	. 43%
	In excess of $10 billion	. 41%
Investment Grade Bond Fund	All assets	. 25%
Short Duration Bond Fund	First $2 billion	. 45%
	Next $3 billion	. 41%
	Next $5 billion	. 38%
	In excess of $10 billion	. 36%
Tax-Exempt High Yield Bond Fund	All assets	. 50%
Tax-Exempt Bond Fund	All assets	. 30%
Commodity Strategies Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Infrastructure Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Real Estate Securities Fund	First $2 billion	. 80%
	Next $3 billion	. 76%
	Next $5 billion	. 73%
	In excess of $10 billion	. 71%
Multi-Strategy Income Fund	First $2 billion	. 75%
	Next $3 billion	. 71%
	Next $5 billion	. 68%
	In excess of $10 billion	. 66%
Multi-Asset Growth Strategy Fund	First $2 billion	. 85%
	Next $3 billion	. 81%
	Next $5 billion	. 78%
	In excess of $10 billion	. 76%
Strategic Call Overwriting Fund	All assets	. 80%
Multifactor U. S. Equity Fund	All assets	. 30%

1006 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Funds	Asset Level	Fee
Multifactor International Equity Fund	All assets	. 45%

The administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly to RIFUS.

Funds	Administrator*
Equity Income Fund	. 05%
U. S. Defensive Equity Fund	. 05
U. S. Dynamic Equity Fund	. 05
U. S. Strategic Equity Fund	. 05
U. S. Mid Cap Equity Fund	. 05
U. S. Small Cap Equity Fund	. 05
International Developed Markets Fund	. 05
Global Equity Fund	. 05
Emerging Markets Fund	. 05
Tax-Managed U. S. Large Cap Fund	. 05
Tax-Managed U. S. Mid & Small Cap Fund	. 05
Tax-Managed International Equity Fund	. 05
Global Opportunistic Credit Fund	. 05
Unconstrained Total Return Fund	. 05
Strategic Bond Fund	. 05
Investment Grade Bond Fund	. 05
Short Duration Bond Fund	. 05
Tax-Exempt High Yield Bond Fund	. 05
Tax-Exempt Bond Fund	. 05
Commodity Strategies Fund**	. 05
Global Infrastructure Fund	. 05
Global Real Estate Securities Fund	. 05
Multi-Strategy Income Fund	. 05
Multi-Asset Growth Strategy Fund**	. 05
Strategic Call Overwriting Fund	. 05
Multifactor U. S. Equity Fund	. 05
Multifactor International Equity Fund	. 05

* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.

** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.

The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2018.

Notes to Financial Statements 1007

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

	Advisory	Administrative
Equity Income Fund	$3,087,437	$269,488
U. S. Defensive Equity Fund	3,021,502	263,736
U. S. Dynamic Equity Fund	1,143,338	68,616
U. S. Strategic Equity Fund	22,692,581	1,480,262
U. S. Mid Cap Equity Fund	1,355,135	81,317
U. S. Small Cap Equity Fund	13,978,702	958,676
International Developed Markets Fund	20,444,967	1,402,137
Global Equity Fund	19,463,596	985,628
Emerging Markets Fund	27,569,947	1,157,787
Tax-Managed U. S. Large Cap Fund	18,964,271	1,335,801
Tax-Managed U. S. Mid & Small Cap Fund	6,164,135	301,968
Tax-Managed International Equity Fund	10,800,362	610,002
Global Opportunistic Credit Fund	8,740,652	419,612
Unconstrained Total Return Fund	7,107,458	341,215
Strategic Bond Fund	22,984,244	2,315,260
Investment Grade Bond Fund	2,748,680	527,831
Short Duration Bond Fund	3,041,241	324,448
Tax-Exempt High Yield Bond Fund	3,277,449	314,690
Tax-Exempt Bond Fund	6,627,576	1,060,608
Commodity Strategies Fund	10,416,390	402,756
Global Infrastructure Fund	10,040,030	385,587
Global Real Estate Securities Fund	8,462,116	507,819
Multi-Strategy Income Fund	10,301,470	659,399
Multi-Asset Growth Strategy Fund	16,940,848	959,598
Strategic Call Overwriting Fund	800,526	48,040
Multifactor U. S. Equity Fund	2,169,615	347,194
Multifactor International Equity Fund	3,960,202	422,485

RIM has agreed to certain waivers of its advisory fees as follows:

For the Equity Income Fund, RIM has contractually agreed, until February 29, 2020, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2018 was $113,403.

For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended October 31, 2018 was $7,860,666. There were no reimbursements for the period ended October 31, 2018.

For the U.S. Mid Cap Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Mid Cap Equity Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31,
2018 was $403,433. There were no reimbursements for the period ended October 31, 2018.

1008 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2018 was $878,893. There were no reimbursements for the period ended October 31, 2018.

For the Global Equity Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.92%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2018 was $315,887.

For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 1.079%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2018 was $1,299,754.

For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $493,611. There were no reimbursements for the period ended October 31, 2018.

For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2018 was $125,340. There were no reimbursements for the period ended October 31, 2018

For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2018 was $1,229,521. There were no reimbursements for the period ended October 31, 2018.

For the Global Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2018 was $2,831,971.

For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $3,193,804. There were no reimbursements for the period ended October 31, 2018.

For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the

Notes to Financial Statements 1009

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2018 was
$5,751,125. There were no reimbursements for the period ended October 31, 2018.

For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $374,092. There were no reimbursements for the period ended October 31, 2018.

For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2018 was $554,182.

For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $1,083,392. There were no reimbursements for the period ended October 31, 2018.

For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.7625%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2018 was $3,236,202.

The Commodity Strategies Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to
1.25% and 0.05%, respectively, of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Fees”).
Pursuant to a contractual agreement with the Commodity Strategies Fund, RIM and RIFIS have agreed to permanently waive the portion of the advisory fees and administrative fees paid by the Commodity Strategies Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended October 31, 2018 was $1,694,597. The total amount of the administrative fee waiver for the period ended October 31, 2018 was $67,784.

For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.95% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $3,666,687. There were no reimbursements for the period ended October 31, 2018.

For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.78%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2018 was $93,866.

For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment

1010 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $4,580,361. There were no reimbursements for the period ended October 31, 2018.

For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary, the Cayman Multi-Asset Growth Strategy Fund, Ltd., borne indirectly by the Fund to the extent that such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended October 31, 2018 was $4,910,346.

The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy
Subsidiary Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM and RIFIS have agreed to permanently waive the portion of the advisory fees and administrative fees paid by the Multi-Asset Growth Strategy Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended October
31, 2018 was $594,652. The total amount of the administrative fee waiver for the period ended October 31, 2018 was $33,589.

For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Call Overwriting
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2018 was $297,415. There were no reimbursements for the period ended October 31, 2018.

For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2018 was $47,874. There were no reimbursements for the period ended October 31, 2018.

For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.49% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2018 was $659,259. There were no reimbursements for the period ended October 31, 2018.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2018 were as follows:

Notes to Financial Statements 1011

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Amount
Equity Income Fund	$1,057,673
U. S. Defensive Equity Fund	738,463
U. S. Dynamic Equity Fund	69,072
U. S. Strategic Equity Fund	6,166,654
U. S. Mid Cap Equity Fund	338,784
U. S. Small Cap Equity Fund	3,224,783
International Developed Markets Fund	5,793,998
Global Equity Fund	2,431,950
Emerging Markets Fund	4,030,075
Tax-Managed U. S. Large Cap Fund	5,564,930
Tax-Managed U. S. Mid & Small Cap Fund	1,257,986
Tax-Managed International Equity Fund	2,541,262
Global Opportunistic Credit Fund	1,296,480
Unconstrained Total Return Fund	588,651
Strategic Bond Fund	8,040,606
Investment Grade Bond Fund	1,953,840
Short Duration Bond Fund	1,020,209
Tax-Exempt High Yield Bond Fund	1,310,979
Tax-Exempt Bond Fund	4,418,384
Commodity Strategies Fund	1,076,014
Global Infrastructure Fund	1,398,242
Global Real Estate Securities Fund	1,944,551
Multi-Strategy Income Fund	2,166,282
Multi-Asset Growth Strategy Fund	3,772,653
Strategic Call Overwriting Fund	200,132
Multifactor U. S. Equity Fund	642,934
Multifactor International Equity Fund	287,497

RIFUS has contractually agreed to waive, through February 29, 2020, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds/Classes	Waivers
U. S. Dynamic Equity Fund-Class A, C & E	. 05%
U. S. Dynamic Equity Fund-Class S	. 09

RIFUS has contractually agreed to waive, through February 28, 2019, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds/Classes	Waivers
Equity Income Fund-Class S	. 04%
U. S. Defensive Equity Fund-Class S	. 04
U. S. Dynamic Equity Fund-Class P & R6	. 02
U. S. Dynamic Equity Fund-Class M	. 10
U. S. Strategic Equity Fund-Class A, C, E, & S	. 02
U. S. Strategic Equity Fund-Class M	. 12
U. S. Small Cap Equity Fund-Class M	. 14
U. S. Small Cap Equity Fund-Class R6	. 02
U. S. Small Cap Equity Fund-Class S	. 04
International Developed Markets Fund-Class M	. 14
International Developed Markets Fund-Class S	. 04
Global Equity Fund-Class M	. 10
Emerging Markets Fund-Class A, C, E, R6 & S	. 02

1012 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Emerging Markets Fund-Class M	. 12
Tax-Managed U. S. Large Cap Fund-Class M	. 10
Tax-Managed U. S. Mid & Small Cap Fund-Class A	. 02
Tax-Managed U. S. Mid & Small Cap Fund-Class C,E & S	. 05
Tax-Managed U. S. Mid & Small Cap Fund-Class M	. 15
Tax-Managed International Equity Fund-Class M	. 10
Global Opportunistic Credit Fund-Class A,C,E & S	. 12
Global Opportunistic Credit Fund-Class M	. 17
Unconstrained Total Return Fund-Class M	. 10
Strategic Bond Fund-Class A, C, E & T	. 04
Strategic Bond Fund-Class M	. 16
Strategic Bond Fund-Class S	. 06
Strategic Bond Fund-Class R6	. 02
Investment Grade Bond Fund-Class M	. 14
Investment Grade Bond Fund-Class S	. 04
Investment Grade Bond Fund-Class R6	. 02
Short Duration Bond Fund-Class A,C,E & S	. 12
Short Duration Bond Fund-Class M	. 17
Short Duration Bond Fund-Class R6	. 02
Tax-Exempt High Yield Bond Fund-Class M	. 10
Tax-Exempt Bond Fund-Class A	. 02
Tax-Exempt Bond Fund-Class C,E & S	. 06
Tax-Exempt Bond Fund-Class M	. 16
Commodity Strategies Fund-Class A,C,E & S	. 01
Commodity Strategies Fund-Class M	. 11
Global Infrastructure Fund-Class A,C,E & S	. 02
Global Infrastructure Fund-Class M	. 12
Global Real Estate Securities Fund-Class M	. 10
Global Real Estate Securities Fund-Class R6	. 02
Multi-Strategy Income Fund-Class M	. 10
Multi-Asset Growth Strategy Fund-Class M	. 10
Multifactor U. S. Equity Fund-Class M	. 15
Multifactor U. S. Equity Fund-Class R6	. 02
Multifactor International Fund-Class M	. 15
Multifactor International Fund-Class R6	. 02

For the period ended October 31, 2018, the total transfer agent fee waivers are as follows:

Amount
Equity Income Fund	$181,374
U. S. Defensive Equity Fund	119,713
U. S. Dynamic Equity Fund	14,880
U. S. Strategic Equity Fund	724,208
U. S. Small Cap Equity Fund	659,515
International Developed Markets Fund	1,217,846
Global Equity Fund	64,757
Emerging Markets Fund	448,483
Tax-Managed U. S. Large Cap Fund	146,939
Tax-Managed U. S. Mid & Small Cap Fund	333,670
Tax-Managed International Equity Fund	81,747
Global Opportunistic Credit Fund	789,170
Unconstrained Total Return Fund	22,612

Notes to Financial Statements 1013

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Amount
Strategic Bond Fund	2,558,367
Investment Grade Bond Fund	386,422
Short Duration Bond Fund	616,481
Tax-Exempt High Yield Bond Fund	44,726
Tax-Exempt Bond Fund	1,444,968
Commodity Strategies Fund	70,565
Global Infrastructure Fund	165,422
Global Real Estate Securities Fund	27,656
Multi-Strategy Income Fund	32,199
Multi-Asset Growth Strategy Fund	70,656
Multifactor U. S. Equity Fund	8,091
Multifactor International Equity Fund	13,238

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended October 31, 2018, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Equity Income Fund	$149
International Developed Markets Fund	289
Global Equity Fund	40
Unconstrained Total Return Fund	300
Strategic Bond Fund	374
Short Duration Bond Fund	13,740
Tax-Exempt Bond Fund	979
Multi-Strategy Income Fund	621

For the period ended October 31, 2018, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

1014 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Equity Income Fund	$31,200	$5,601
U. S. Defensive Equity Fund	46,085	7,049
U. S. Dynamic Equity Fund	5,419	715
U. S. Strategic Equity Fund	7,540	1,216
U. S. Mid Cap Equity Fund	18,230	3,164
U. S. Small Cap Equity Fund	25,126	4,587
International Developed Markets Fund	43,305	7,304
Global Equity Fund	19,364	3,199
Emerging Markets Fund	22,850	3,932
Tax-Managed U. S. Large Cap Fund	110,619	20,288
Tax-Managed U. S. Mid & Small Cap Fund	41,905	7,564
Tax-Managed International Equity Fund	58,765	11,247
Global Opportunistic Credit Fund	14,509	2,740
Unconstrained Total Return Fund	738	138
Strategic Bond Fund	19,526	3,839
Investment Grade Bond Fund	7,080	1,424
Short Duration Bond Fund	8,737	1,784
Tax-Exempt High Yield Bond Fund	19,350	3,881
Tax-Exempt Bond Fund	41,954	8,546
Commodity Strategies Fund	27,336	4,717
Global Infrastructure Fund	13,400	2,228
Global Real Estate Securities Fund	17,883	2,851
Multi-Strategy Income Fund	51,180	9,728
Multifactor U. S. Equity Fund	15,992	2,669

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended October 31, 2018, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):

Notes to Financial Statements 1015

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

	Purchases	Sales
Global Equity Fund	$49	$—
Unconstrained Total Return Fund	307	—
Tax-Exempt High Yield Bond Fund	4,306	3,968
Tax-Exempt Bond Fund	5,700	4,825

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended October 31, 2018 the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,459,250.
6. Federal Income Taxes
At October 31, 2018, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

		No Expiration
Funds	10/31/2019	Short Term	Long-Term	Totals
Tax-Managed U. S. Large Cap Fund	$—	$12,051,912	$—	$12,051,912
Tax-Managed U. S. Mid & Small Cap Fund	—	1,307,942	—	1,307,942
Tax-Managed International Equity Fund	—	101,779,493	2,177,126	103,956,619
Global Opportunistic Credit Fund	—	6,527,892	27,184,306	33,712,198
Unconstrained Total Return Fund	—	2,927,875	1,915,798	4,843,673
Strategic Bond Fund	—	86,038,640	70,122,590	156,161,230
Investment Grade Bond Fund	—	25,348,582	15,632,285	40,980,867
Short Duration Bond Fund	—	1,933,943	6,833,335	8,767,278
Tax-Exempt Bond Fund	221,229	2,881,404	2,749,891	5,852,524
Commodity Strategies Fund	—	137,435	—	137,435
Multi-Strategy Income Fund	—	3,839,766	—	3,839,766
Strategic Call Overwriting Fund	—	10,154,970	3,676,533	13,831,503
Multifactor International Equity Fund	—	45,157,758	2,344,896	47,502,654

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
7. Record Ownership
As of October 31, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Equity Income Fund	3	68.2
U. S. Defensive Equity Fund	3	43.2
U. S. Dynamic Equity Fund	2	55.0
U. S. Strategic Equity Fund	4	80.8
U. S. Mid Cap Equity Fund	1	94.3
U. S. Small Cap Equity Fund	2	51.0
International Developed Markets Fund	4	80.8

1016 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

Global Equity Fund	5	64.2
Emerging Markets Fund	3	59.3
Tax-Managed U. S. Large Cap Fund	3	68.2
Tax-Managed U. S. Mid & Small Cap Fund	4	78.9
Tax-Managed International Equity Fund	3	71.0
Global Opportunistic Credit Fund	4	59.4
Unconstrained Total Return Fund	3	46.7
Strategic Bond Fund	4	66.6
Investment Grade Bond Fund	3	75.9
Short Duration Bond Fund	4	62.0
Tax-Exempt High Yield Bond Fund	3	72.7
Tax-Exempt Bond Fund	3	70.6
Commodity Strategies Fund	2	48.3
Global Infrastructure Fund	3	58.7
Global Real Estate Securities Fund	3	67.5
Multi-Strategy Income Fund	2	54.3
Multi-Asset Growth Strategy Fund	4	77.4
Strategic Call Overwriting Fund	1	87.7
Multifactor U. S. Equity Fund	3	85.8
Multifactor International Equity Fund	5	91.6

8. Illiquid and Restricted Securities
No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security or as an illiquid and restricted security.
9. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments.

10. Reorganizations
As of the close of business on April 27, 2018, the Multifactor U.S. Equity Fund (“Multifactor U.S. Equity Fund”) acquired all of the net assets of the U.S. Large Cap Equity Fund (“Large Cap Equity Fund”), an open-end investment company, pursuant to a plan of reorganization approved by the Board. The purpose of the transaction was to combine two funds managed by RIM with identical investment objectives and similar investment strategies. The acquisition was accomplished by a tax-free exchange of
7,567,832 shares of the Multifactor U.S. Equity Fund, valued at $99,819,701, for 10,360,081 shares of the Large Cap Equity Fund outstanding as of the close of business on April 27, 2018. The investment portfolio of the Large Cap Equity Fund, with a fair value

Notes to Financial Statements 1017

Russell Investment Company

Notes to Financial Statements, continued — October 31, 2018

of $93,838,218 and identified cost of $71,289,376 as the close of business on April 27, 2018, was the principal asset acquired by the Multifactor U.S. Equity Fund. For financial reporting purposes, assets received and shares issued by the Multifactor U.S. Equity
Fund were recorded at fair value; however, the cost basis of the investments received from the Large Cap Equity Fund was carried forward to align ongoing reporting of the Multifactor U.S. Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Multifactor U.S. Equity Fund were $659,703,040.

Assuming the acquisition had been completed on November 1, 2017, the beginning of the annual reporting period of the Multifactor
U.S. Equity Fund, the Multifactor U.S. Equity Fund’s pro forma results of operations for the year ended October 31, 2018, would have been as follows:

(Amount in thousands)	Value Fund as of close of	Multifactor U. S. Equity	Pro Forma
	business 04/27/2018	as of 10/31/2018	10/31/2018
Net investment income	$560	$8,639	$9,199
Net gain (loss) on investments	13,588	57,378	70,966
Net change in unrealized appreciation (depreciation)	(7,854)	(28,212)	(36,066)
Net increase (decrease) in net assets resulting from
operations	$6,294	$37,805	$44,099

Had the acquisition occurred on November 1, 2017, the beginning of the annual reporting period, $110,767 of Advisory Fees would have been eliminated. There were no material amounts of undistributed net investment income or undistributed realized gains transferred to the Multifactor U.S. Equity Fund that will be required to be distributed. The Multifactor U.S. Equity Fund did not acquire any loss carryovers from the Large Cap Equity Fund. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Equity Fund that have been included in the Multifactor U.S. Equity Fund’s statement of operations since
April 27, 2018.

11. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:

At meeting held on December 4, 2018, the Board of Trustees, on the recommendation of RIM, approved the following change:

Effective March 1, 2019, the Global Opportunistic Credit Fund will be renamed the Opportunistic Credit Fund.

Distributions:

On November 1, 2018, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on November 5, 2018, to shareholders of record effective with the opening of business on November 2, 2018.

On December 3, 2018, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on December 5, 2018, to shareholders of record effective with the opening of business on December 4, 2018.

On December 18, 2018, the Board declared dividends payable from net investment income and capital gains for all funds, as applicable. See Note 2. Dividends were paid on December 20, 2018, to shareholders of record effective with the opening of business on December 19, 2018.

1018 Notes to Financial Statements

To the Board of Trustees of Russell Investment Company and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying financial statements and financial highlights of each of the funds listed in the table below (twenty-seven of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Equity Income Fund (formerly, U. S. Core Equity Fund) (1)	U. S. Defensive Equity Fund (1)
U. S. Dynamic Equity Fund (1)	U. S. Strategic Equity Fund (1)
U. S. Mid Cap Equity Fund (1)	U. S. Small Cap Equity Fund (1)
International Developed Markets Fund (1)	Global Equity Fund (1)
Emerging Markets Fund (1)	Tax-Managed U. S. Large Cap Fund (1)
Tax-Managed U. S. Mid & Small Cap Fund (1)	Tax-Managed International Equity Fund (1)
Global Opportunistic Credit Fund (1)	Unconstrained Total Return Fund (1)
Strategic Bond Fund (1)	Investment Grade Bond Fund (1)
Short Duration Bond Fund (1)	Tax-Exempt High Yield Bond Fund (1)
Tax-Exempt Bond Fund (1)	Commodity Strategies Fund (2)
Global Infrastructure Fund (1)	Global Real Estate Securities Fund (1)
Multi-Strategy Income Fund (1)	Multi-Asset Growth Strategy Fund (3)
Strategic Call Overwriting Fund (1)	Multifactor U. S. Equity Fund (1)
Multifactor International Equity Fund (1)
(1) The statement of assets and liabilities, including the schedule of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein.
(2) The consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2018, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein.
(3) The consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2018, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for the year ended October 31, 2018 and for the period from March 7, 2017 (inception date) through October 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein.

PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Report of Independent Registered Public Accounting Firm 1019

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 21, 2018

We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

1020 Report of Independent Registered Public Accounting Firm

Russell Investment Company

Tax Information — October 31, 2018 (Unaudited)

For the tax year ended October 31, 2018, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the tax year ended October 31, 2018, the Funds hereby designate under Section 871(k)(2)(c) of the Internal Revenue Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A)
of the Code. This applies to nonresident alien shareholders only.

The Form 1099 you receive in January 2019 will show the tax status of all distributions paid to your account in calendar year
2018.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Equity Income Fund	37.3%
U. S. Defensive Equity Fund	94.0%
U. S. Dynamic Equity Fund	28.8%
U. S. Strategic Equity Fund	36.1%
U. S. Mid Cap Equity Fund	39.1%
U. S. Small Cap Equity Fund	30.3%
International Developed Markets Fund	0.0%
Global Equity Fund	21.1%
Emerging Markets Fund	0.0%
Tax-Managed U. S. Large Cap Fund	100.0%
Tax-Managed U. S. Mid & Small Cap Fund	0.0%
Tax-Managed International Equity Fund	0.0%
Global Opportunistic Credit Fund	0.0%
Strategic Bond Fund	0.0%
Investment Grade Bond Fund	0.0%
Short Duration Bond Fund	0.0%
Tax-Exempt High Yield Bond Fund	0.0%
Tax-Exempt Bond Fund	0.0%
Commodity Strategies Fund	0.0%
Global Infrastructure Fund	27.9%
Global Real Estate Securities Fund	0.0%
Multi-Strategy Income Fund	17.3%
Strategic Call Overwriting Fund	100.0%
Multifactor U. S. Equity Fund	70.1%
Multifactor International Equity Fund	0.0%
Unconstrained Total Return Fund	0.0%
Multi-Asset Growth Strategy Fund	34.2%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain

Tax Information 1021

Russell Investment Company

Tax Information, continued — October 31, 2018 (Unaudited)

dividends for their taxable year ended October 31, 2018:
Equity Income Fund	$47,944,523
U. S. Defensive Equity Fund	40,618,805
U. S. Dynamic Equity Fund	18,669,485
U. S. Strategic Equity Fund	177,162,812
U. S. Mid Cap Equity Fund	9,778,562
U. S. Small Cap Fund	131,881,935
Global Equity Fund	168,783,205
Tax-Managed U. S. Large Cap Fund	6,137,637
Tax-Managed U. S. Mid & Small Cap Fund	3,158,970
Global Infrastructure Fund	37,347,056
Global Real Estate Securities Fund	51,349,866
Multifactor U. S. Equity Fund	33,221,464

Please consult a tax adviser for any questions about federal or state income tax laws.

The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2018.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:

		Foreign		Foreign
		Taxes		Source
	Foreign	Paid	Foreign Source	Income Per
Fund Name	Taxes Paid	Per Share	Income	Share
International Developed Markets Fund	$6,962,609	$0.0964	$84,895,404	$1.1757
Emerging Markets Fund	4,531,675	0.0413	53,287,228	0.4853
Global Infrastructure Fund	1,906,997	0.0344	21,110,812	0.3812
Multifactor International Equity Fund	2,283,493	0.0273	28,187,463	0.3372
Tax-Managed International Equity Fund	3,673,437	0.0276	32,610,899	0.2453

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2018:

Tax-Exempt Bond Fund	$60,227,635
Tax-Exempt High Yield Bond Fund	24,078,253

1022 Tax Information

Russell Investment Company

Affiliated Brokerage Transactions — October 31, 2018 (Unaudited)

As discussed in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund’s overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended October 31, 2018 were as follows:

Affiliated Broker	Fund Name	2018
RIM
	Equity Income Fund	$93,446
	U. S. Defensive Equity Fund	5,884
	U. S. Dynamic Equity Fund	5,987
	U. S. Strategic Equity Fund	545,198
	U. S. Mid Cap Equity Fund	7,276
	U. S. Small Cap Equity Fund	211,975
	International Developed Markets Fund	593,195
	Global Equity Fund	100,423
	Emerging Markets Fund	702,117
	Tax-Managed U. S. Large Cap Fund	79,616
	Tax-Managed U. S. Mid & Small Cap Fund	47,089
	Tax-Managed International Equity Fund	164,722
	Investment Grade Bond Fund	176,472
	Global Infrastructure Fund	101,400
	Global Real Estate Securities Fund	111,309
	Multi-Strategy Income Fund	275,645
	Multi-Asset Growth Strategy Fund	282,125
	Strategic Call Overwriting Fund	414
	Multifactor U. S. Equity Fund	41,265
	Multifactor International Equity Fund	75,772

Affiliated Brokerage Transactions 1023

Russell Investment Company

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with RIM (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the
“portfolio management contracts and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The RIM Agreement was approved by the Board on December 16, 2015 (the “Approval Date”)
and subsequently approved by the respective shareholders of each Fund and it became effective on June 1, 2016 for an initial period of two years. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 21, 2018 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’
shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information (the “Third-Party Information”)
received from an independent, nationally recognized provider of investment company information comparing the performance of the
Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM in the case of the custom peer comparisons to be generally comparable to the Funds. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIM, which changes were noted
in the Third-Party Information. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s
“Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance
Universe” in the case of performance comparisons and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the
Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility
(“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent
Counsel.

At a meeting held in person on April 24, 2018 (the “Agreement Information Review Meeting,”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with the
Chief Executive Officer of Russell Investments (as defined below); met in an executive session with a representative of TA Associates
(as defined below); and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Agreement Evaluation Information. The Board met by conference telephone call in a private session with the Chief Executive Officer of Russell Investments on May 7, 2018 to review and discuss additional Agreement Evaluation
Information regarding organizational developments and plans. The additional Agreement Evaluation Information requested in the
April 24, 2018 meeting was received on May 8, 2018 and May 15, 2018. On May 15, 2018, the Independent Trustees met by
conference telephone call in private session with Independent Counsel to review the additional Agreement Evaluation Information. On
May 15, 2018, following the aforementioned conference call, the Board Chair met telephonically with representatives of management to request additional or revised Agreement Evaluation Information. The additional or revised Agreement Evaluation Information requested by the Board Chair on her May 15, 2018 conference call with representatives of management was received on May 18, 2018.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the

1024 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the Agreements, the Board considered that each of the Funds (the “Manager-of-Managers Funds”), other than the RIC
Strategic Call Overwriting Fund, the RIC Multifactor U.S. Equity Fund, the RIC Multifactor International Equity Fund and the RIC
Multifactor Bond Fund (the “RIM-Managed Funds”) which are currently managed only by RIM, employs a manager-of-managers method of investment and RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated Money Managers for the Manager-of-Managers Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.

The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the
RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Managers, innovations in
RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Manager-of-Managers Fund generally have been allocated among RIM and the multiple Money Manager strategies selected by RIM, subject to Board approval, for that Fund.
RIM manages the investment of each Manager-of-Managers Fund’s cash and also may manage directly any portion of each Manager-of-
Managers Fund’s assets that RIM determines not to allocate to the Money Manager strategies and portions of a Manager-of-Managers
Fund during transitions between Money Managers. The Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. In the case of non-
discretionary Money Manager assignments, RIM itself manages portions of a Manager-of-Managers Fund based upon model portfolios provided by the non-discretionary Money Managers. In the case of non-discretionary Money Manager assignments for equity funds,
RIM implements model equity portfolios through an “enhanced portfolio implementation,” or “emulation,” process designed to reduce trades and lower turnover, and provide more flexibility to manage tax impacts of trades. In all cases, Manager-of-Managers Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided to Funds under the RIM Agreement.

In the case of Manager-of-Managers Funds, RIM is responsible for selecting, subject to Board approval, Money Managers for each
Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM (each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-Managers Fund. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the assets allocated to it and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by each
Money Manager with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-
discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts,
RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing
Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time for each Money Manager intended to

Basis for Approval of Investment Advisory Contracts 1025

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-
of-Managers Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the Manager-of-
Managers Fund, selecting effective Money Managers on a discretionary or non-discretionary basis, and allocating assets among the
Money Managers or their strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers
Fund. The Agreement Evaluation Information noted the broad array of investment management services provided to the Manager-
of-Managers Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers
Funds by Money Managers. RIM has advised the Board that while its portfolio construction process is “investment led,” it establishes a reasonable Money Manager fee target (“Fee Target”) for each Manager-of-Managers Fund to provide a cost framework for portfolio construction. RIM in the Agreement Evaluation Information advised the Board that Money Manager fees, in the aggregate, “must allow
RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.”
RIM further advised the Board that it uses a number of tools in the portfolio construction process to meet a Fund’s objective taking into account the Fee Target including the selection of Money Managers, allocation of assets among Money Managers, allocation of assets to itself, Money Manager fee negotiations and guideline customization. RIM has advised the Board that Fee Targets for particular
Manager-of-Managers Funds may be adjusted (higher or lower) from time to time.

The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures emphasize to investors
RIM’s role as the principal investment manager for each such Fund, rather than the investment selection role of these Funds’ Money
Managers, and describe the manner in which the Manager-of-Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers
Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and
RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.

The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there would be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such
Manager-of-Managers Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;

2. The advisory fee paid by the Fund to RIM (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of Managers Funds, the fact that RIM pays the fees for Money Managers of such Fund out of its Advisory Fee;

3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;

4. Information provided by RIM as to expenses incurred by the Fund;

5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and

6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM the impact on the Funds of changes in RIM’s senior management and other personnel providing investment management and other services to the Funds since the Approval Date and changes, and proposed changes, to the operational and data infrastructure supporting

1026 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the services provided by RIM to the Funds and the impact of delays and challenges that have been experienced in implementing such changes on the Funds. The Board was not advised of any diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds resulting or expected to result from such changes. The Board also discussed with the Chief Compliance
Officer of the Funds (the “CCO”) whether personnel and other resources made available to her are adequate for the maintenance of the
Funds’ compliance program and the impact of organizational changes on the compliance programs of the Funds and RIM. The Board received assurances from the CCO that organizational and other changes since the Approval Date have not resulted in any diminution in the scope and quality of the Funds’ compliance programs, although the CCO had previously noted her concerns as to the effectiveness of some aspects of the compliance program in connection with the RIM-Managed Funds, the portions of Manager-of-Managers Funds that are managed directly by RIM and other new and more complex investment products and investment strategies. She and RIM senior management have advised the Board that measures, including the aforementioned operational and data infrastructure changes, are in process that should better accommodate these new and more complex investment products and strategies.

Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”)
indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”).
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement
Information Review Meeting, the Board met in executive session with a representative of TA Associates to discuss the status of its indirect investment in RIM. The Board was not advised of any change in TA Associates’ plans regarding its ownership interest in
Russell Investments.

As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion
(which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, the actual allocation of
Manager-of-Managers Fund assets among Money Managers and RIM being determined from time to time by the RIM portfolio manager.
The nature and scope of RIM’s direct management of Manager-of-Managers Fund assets has evolved over the past several years.
RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct
Management Services.” RIM’s Direct Management Services generally are not intended to be a primary driver of Manager-of-Managers
Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Manager-of-Managers Funds to carry out their investment programs. The Board has been advised that RIM intends to continue to expand its Direct Management Services. In connection with this expansion, RIM expects that a larger portion of certain Manager-of-Managers Funds will be managed directly by RIM pursuant to the Direct Management Services.
The Board considered that RIM is not required to pay investment advisory fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM may incur additional costs in providing Direct Management Services. Such increased profits ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. RIM advised the Board that, while its portfolio construction process is “investment led,”
allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management Services, together with Money
Manager selection, allocations among Money Managers, renegotiation of Money Manager fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Funds, which would benefit RIM. The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately

Basis for Approval of Investment Advisory Contracts 1027

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

implemented from time to time for the affected Funds. The Board, however, also considered information provided by RIM as to the potential benefits of the Direct Management Services to Manager-of-Managers Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise. RIM also noted in the Agreement Evaluation Information that it is implementing a more concentrated pool of Money Managers eligible for selection for Manager-of-Managers Funds with the primary objective of achieving higher conviction in the Manager-of-Managers Funds’ Money Manager lineups. RIM, however, will also benefit from this initiative in the form of potential Money Manager fee savings and increased internal efficiencies. The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds.

In evaluating the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation
Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective
Comparable Funds in pursuing their investment objectives.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a
Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the RIC
U.S. Dynamic Equity Fund, RIC Tax-Managed U.S. Large Cap Fund, RIC Tax-Managed U.S. Mid & Small Cap Fund, RIC Tax-Managed
International Equity Fund, RIC Global Equity Fund, RIC Emerging Markets Fund, RIC Strategic Bond Fund, RIC Short Duration Bond
Fund, RIC Global Opportunistic Credit Fund, and RIC Commodity Strategies Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its
Expense Group for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the Expense Group funds.

In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.

RIM also advised the Board that although its profitability generally and from its relationships with the Funds improved in 2017, its pre-
tax “margins” in providing investment advisory services to the Manager-of-Managers Funds remain near the bottom compared to the margins of public management company peers. RIM expressed the view that Advisory Fees should be considered in the context of a
Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board has engaged, and continues to engage in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.

The Board considered that the actual Advisory Fee for each of the RIC Tax-Managed International Equity Fund and RIC Short
Duration Bond Fund had a small variance to the third quintile of its Expense Group, and that the full year impact of the RIC Strategic
Bond Fund’s current fee waiver and expense cap would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds. The Board further considered RIM’s belief that these Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

RIM expressed its belief that the Advisory Fee for each of the RIC Tax-Managed U.S. Mid & Small Cap Fund and the RIC Tax-Managed
Large Cap Fund was reasonable taking into consideration the added value of these Funds’ active tax-management strategies.

With respect to the RIC Global Equity Fund, the Board considered that RIM at the Agreement Evaluation Meeting reported that it would implement a new contractual Advisory Fee Waiver of 3 basis points effective June 1, 2018 through February 29, 2020. The
Board noted that, while in effect, the new Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s Advisory
Fee relative to the advisory fees of its Comparable Funds.

With respect to the RIC Emerging Markets Fund, the Board considered that RIM implemented an additional 3.0 basis point Advisory
Fee waiver on March 1, 2018. The Board also considered that RIM proposed a total expense ratio management plan for the Fund that, based on currently available information, would bring the Fund’s total expense ratio into the third quintile of the Expense Group over

1028 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the next two years through the implementation of additional Advisory Fee waivers. The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds.

With respect to the RIC Commodity Strategies Fund, the Board considered RIM’s advice at the Agreement Evaluation Meeting that it would implement a new contractual Advisory Fee waiver of 4 basis points for the Fund, effective June 1, 2018. The Board also considered that RIM proposed a total expense ratio management plan for the Fund that, based on currently available information, would bring the Fund’s total expense ratio into the third quintile of the Expense Group over the next two years through the implementation of additional Advisory Fee waivers. The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds.

Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years.

With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented since the Approval Date or may be implemented in the future. In addition, the Board, in the case of certain Funds, considered Advisory Fee breakpoints that previously had been implemented for those Funds, and the adjustments to certain breakpoints of Funds that were approved at the Agreement Evaluation Meeting.

The Board also considered that, since the Approval Date, RIM has renegotiated fees with certain Money Managers; changed certain
Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money Managers for each Manager-of-Managers Fund; and increased its allocations to direct management of various Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the Manager-of-Managers Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in Money Manager fees paid by RIM in respect of a Manager-of-Managers Fund accrues to RIM, rather than such Fund. The Board also considered that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund.

The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIM also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIC U.S. Dynamic Equity
Fund, RIC Tax-Managed U.S. Mid & Small Cap Fund, RIC Commodity Strategies Fund, RIC Emerging Markets Fund, RIC Global
Equity Fund, RIC Tax-Managed U.S. Large Cap Fund, RIC Tax-Managed International Equity Fund, RIC Global Infrastructure Fund,
RIC Strategic Bond Fund, RIC Short Duration Bond Fund, RIC Global Real Estate Securities Fund, RIC Multi-Strategy Income Fund
and RIC Multi-Asset Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.

The Board considered that the total expenses for each of the RIC Global Equity Fund, RIC Global Real Estate Securities Fund,
RIC Tax-Managed International Equity Fund and RIC Short Duration Bond Fund had a small variance to the third quintile of its
Expense Group. The Board further considered that the full year impact of the current fee waivers and/or expense caps for the RIC
Global Infrastructure Fund, RIC Strategic Bond Fund, RIC Multi-Strategy Income Fund and RIC Multi-Asset Growth Strategy Fund

Basis for Approval of Investment Advisory Contracts 1029

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

would have a beneficial effect on comparisons of each Fund’s total expenses relative to the total expenses of its Comparable Funds.
With respect to the RIC Multi-Strategy Income Fund, the Board considered that the Third-Party Information showed the Fund’s total expenses relative to an Expense Group selected by an independent, nationally recognized provider of investment company information, and to custom Expense Groups selected by, or with input from, RIM, based on RIM’s belief that the appropriate expense comparisons should include the custom investment classifications. The Board considered that the RIC Multi-Strategy Income Fund’s total expenses compared somewhat more favorably to certain, but not all, of the custom Expense Groups. With respect to each of the other Funds with total expenses ranked in the fourth or fifth quintile of their Expense Groups, RIM expressed its belief that the Funds’ overall expense ratio also was reasonable, notwithstanding the Third-Party Information comparisons.

With respect to each of the RIC Tax-Managed U.S. Mid & Small Cap Fund and the RIC Tax-Managed U.S. Large Cap Fund, the Board
considered RIM’s advice that none of the other funds in its Expense Group provided the additional active tax management employed by the Fund. RIM expressed its belief that the higher relative total expenses were justified by the Fund’s strategy.

With respect to the RIC Commodity Strategies Fund, the Board considered RIM’s expressed belief that the Fund’s Expense Group quintile breaks had continued to fluctuate considerably year to year making meaningful expense assessments difficult. The Board also considered RIM’s advice at the Agreement Evaluation Meeting that it would implement a contractual Advisory Fee waiver of 4 basis points, effective June 1, 2018. The Board also considered that RIM proposed a total expense ratio management plan for the Fund that, based on currently available information, would bring the Fund’s total expense ratio into the third quintile of the Expense Group over the next two years through the implementation of additional Advisory Fee waivers. The Board noted that each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on the Fund’s expense ratio while in effect.

With respect to the RIC U.S. Dynamic Equity Fund, the Board considered RIM’s expressed belief that the Fund’s Expense Group continues to fluctuate considerably in quintile breakpoints year to year. The Board considered that a transfer agent fee waiver of 5 basis points will be implemented, effective June 1, 2018 and that such waiver, once implemented, will have a beneficial effect on the
Fund’s expense ratio while in effect.

With respect to the RIC Emerging Markets Fund, the Board considered that RIM implemented an additional 3 basis point Advisory
Fee waiver on March 1, 2018. The Board also considered that RIM proposed a total expense ratio management plan for the Fund that, based on currently available information, would bring the Fund’s total expense ratio into the third quintile of the Expense Group over the next two years through the implementation of additional Advisory Fee waivers. The Board noted that each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on the Fund’s expense ratio while in effect.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Evaluation Meetings by RIM, the Board, in respect of each
Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition of the Expense Groups and investment strategies of its respective Comparable Funds and in light of other factors discussed above, (1)
the Advisory Fee charged by RIM, was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Funds; (2) except as noted above, the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its
Comparable Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation
Information were not considered to be excessive; (4) RIM’s profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints which are in place for certain Funds; in the case of Manager-of
Managers Funds, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.

The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with continuation of the RIM Agreement. The Board noted RIM’s advice that a key objective of the strategies pursued on behalf of the Manager-of-Managers Funds is an improvement in the consistency of their returns over time relative to Comparable Funds that are not multi-manager. In assessing the performance of Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2017 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the Funds’ performance

1030 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

generally, the Board took into consideration various steps taken by RIM since the Approval Date to enhance the performance of certain
Manager-of-Managers Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its
Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.

With respect to the RIC Tax-Managed U.S. Mid & Small Cap Fund, the Third-Party Information showed that the Fund’s performance for each of the 3- and 5-year periods ended December 31, 2017 was in the fourth quintile of its Performance Universe, and that its performance for the 1-year period ended such date was in the second quintile of its Performance Universe. In the 3-year period, RIM noted, among other things, that the Fund’s overweight to cyclicals, such as energy, relative to the Performance Universe detracted from the Fund’s relative performance as that category underperformed.

With respect to the RIC Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2017. RIM advised the Board that the Fund’s underperformance relative to some other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives. Additionally, several constituent funds in the Performance Universe seek to improve performance relative to their benchmarks by investing in equities and by investing in lower quality credit instruments while the Fund maintains an average credit rating of AA or better. During the 3-year period, the Fund underperformed each of the
Performance Universe constituents that RIM considers to have similar investment objectives, benchmarks and benchmark-related characteristics primarily due to over and/or underweight positions taken by the Fund’s Money Managers during the period in the energy, metals and agricultural sectors.

With respect to the RIC Unconstrained Total Return Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2017. Among other things, RIM noted
that it had significantly less credit and interest rate risk and was more diversified than other funds in the Performance Universe during the period.

With respect to the RIC Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 5-year periods ended December 31, 2017 and was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2017. RIM noted that the Fund’s underperformance relative to its Performance Universe was primary attributable to differences in strategies employed by Performance Universe constituents. For example, the Performance Universe included funds that are a blend of high-yield, mortgage-backed securities, developed emerging markets credit default swaps and currency futures and forwards. Among other things, other Performance Universe funds held longer maturity bonds which outperformed in rallies and underperformed in sell offs. This strategy outperformed in the 3-year period while the Fund was overweight cash and Treasuries, which underperformed as credit markets rallied over the period. RIM noted that the
Fund outperformed its benchmark in the 3-year period.

With respect to the RIC Multi-Asset Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the period from its inception to December 31, 2017. RIM attributed the
Fund’s relative underperformance during the period to asset allocation differences among the Performance Universe among other things. The Fund maintains exposure to more diversified growth oriented asset classes to provide diversification benefits and dampen volatility. However, this exposure detracted from performance in the rising equity market since the Fund’s inception. The Fund also had a higher relative non-U.S. equity allocation than other Performance Universe funds.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Manager-of-Managers Funds’
performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIM’s expressed belief that the use of multi-manager strategies generally results in lower volatility and lower tracking error. The Board also considered the Money Manager changes that have been made since the Approval Date and that the performance of Money Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Manager-of-Managers Funds. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Evaluation Meetings and prior Board meetings that may be employed by RIM in respect of certain Funds.

Basis for Approval of Investment Advisory Contracts 1031

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund that continuation of the
RIM Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of the RIM
Agreement.

At the Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with Money
Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a Money Manager may execute trades. The
Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation
Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money
Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Manager-of-Managers Funds in their registration statements.
The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO may from time to time request that money managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement
Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Manager-of-Managers Fund portfolio transactions. RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Fund; and the fact that each Money Manager’s fee is paid by RIM.
At the Agreement Evaluation Meeting, RIM reported that it planned to recommend termination of certain Money Managers to the Board at the May 22, 2018 meeting.

Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-
Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-
Managers Funds and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Approval of Money Manager Contracts

Subsequent to the Agreement Evaluation Meeting, the Board received the following proposals from RIM: (i) at a meeting held on May 22,
2018, to effect Money Manager changes for the U.S. Strategic Equity Fund, to approve new portfolio management contracts for certain existing Money Managers for the Equity Income Fund, International Developed Markets Fund and Global Equity Fund, to approve a new portfolio management contract for the Equity Income Fund, Tax-Managed U.S. Mid & Small Cap Fund and Multi-Asset Growth
Strategy Fund resulting from a change of control for one of each Fund’s Money Managers and to approve a new portfolio management contract for the Multi-Asset Growth Strategy Fund resulting from a change of control for one of the Fund’s Money Managers; and (ii) at a meeting held on August 28, 2018, to effect Money Manager changes for the Global Opportunistic Credit Fund, Multi-Strategy Income
Fund, and Multi-Asset Growth Strategy Fund and to approve a new portfolio management contract for an existing Money Manager of the U.S. Defensive Equity Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio

1032 Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy)
and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC,
the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the
Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered;
the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including the Agreement Evaluation Meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Basis for Approval of Investment Advisory Contracts 1033

Russell Investment Company

Shareholder Requests for Additional Information — October 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800)
787-7354; (ii) at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov; and also
(iv) the Funds' Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and
Advocacy (formerly, the Public Reference room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling 1-202-551-8090.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

1034 Shareholder Requests for Additional Information

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers — October 31, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms.
Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/
trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 1035

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

1036 Disclosure of Information about Fund Trustees and Officers

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Regent, University of Washington		utilities)
			• President, Kristianne Gates Blake,		• Until May
			P. S. (accounting services)		2017,
			• Until June 2014, Director, Ecova		Director,
			(total energy and sustainability		Avista Corp
			management)		(electric
			• Until December 2013, Trustee		utilities)
			and Chairman of the Operations		• Until June
			Committee, Principal Investors Funds		2014,
			and Principal Variable Contracts		Director,
			Funds (investment company)		Ecova (total
energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Disclosure of Information about Fund Trustees and Officers 1037

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Peter Gunning,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2018	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chief Executive Officer, Asia Pacific, Russell Investments
18th Floor, Seattle WA
98101

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

1038 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Adviser, Money Managers and Service Providers — October 31, 2018 (Unaudited)

Interested Trustee	Pzena Investment Management, LLC, New York, NY
Mark Spina	Suffolk Capital Management, LLC, New York, NY
Independent Trustees	U. S. Strategic Equity Fund
Thaddas L. Alston	Brandywine Global Investment Management, LLC,
Kristianne Blake	Philadelphia, PA
Cheryl Burgermeister	HS Management Partners, LLC, New York, NY
Katherine W. Krysty	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Raymond P. Tennison, Jr.	Suffolk Capital Management, LLC, New York, NY
Jack R. Thompson	U. S. Mid Cap Equity Fund
Trustee Emeritus	Ceredex Value Advisors LLC, Orlando, FL
George F. Russell, Jr.	Elk Creek Partners, LLC, Denver, CO
Officers	Jacobs Levy Equity Management Inc. , Florham Park, NJ
Mark Spina, President and Chief Executive Officer	U. S. Small Cap Equity Fund
Mark E. Swanson, Treasurer, Chief Accounting Officer &	Ancora Advisors LLC, Cleveland, OH
Chief Financial Officer	Boston Partners Global Investors, Inc. , New York, NY
Cheryl Wichers, Chief Compliance Officer	Copeland Capital Management, LLC, Conshohocken, PA
Peter Gunning, Chief Investment Officer	DePrince, Race & Zollo, Inc. , Winter Park, FL
Mary Beth R. Albaneze, Secretary	Falcon Point Capital, LLC, San Francisco, CA
Adviser	Jacobs Levy Equity Management Inc. , Florham Park, NJ
Penn Capital Management Company, Inc. , Philadelphia, PA
Russell Investment Management, LLC	Timpani Capital Management LLC, Milwaukee, WI
1301 Second Avenue
Seattle, WA 98101	International Developed Markets Fund
Administrator and Transfer and Dividend Disbursing	GQG Partners, LLC, Fort Lauderdale, FL
Janus Capital Management LLC, Denver, CO and Perkins
Agent	Investment Management, LLC, Chicago, IL
Russell Investments Fund Services, LLC	Numeric Investors LLC, Boston, MA
1301 Second Avenue	Pzena Investment Management, LLC, New York, NY
Seattle, WA 98101	Wellington Management Company LLP, Boston, MA
Custodian	Global Equity Fund
State Street Bank and Trust Company	GQG Partners, LLC, Fort Lauderdale, FL
1 Heritage Drive	Polaris Capital Management, LLC, Boston, MA
North Quincy, MA 021171	Sanders Capital, LLC, New York, NY
Office of Shareholder Inquiries	Wellington Management Company LLP, Boston, MA
1301 Second Avenue	Emerging Markets Fund
Seattle, WA 98101	AllianceBernstein L. P. , New York, NY
(800) 787-7354	Axiom International Investors, LLC, Greenwich, CT
Legal Counsel	Consillium Investment Management, LLC, Fort Lauderdale,
Dechert LLP	FL
One International Place, 40th Floor	Harding Loevner LP, Bridgewater, NJ
100 Oliver Street	Numeric Investors LLC, Boston, MA
Boston, MA 02110	Oaktree Capital Management, L. P. , Los Angeles, CA
Distributor	Westwood Management Corporation, Dallas, TX
Russell Investments Financial Services, LLC	Tax-Managed U. S. Large Cap Fund
1301 Second Avenue	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Seattle, WA 98101	J. P. Morgan Investment Management Inc. , New York, NY
Independent Registered Public Accounting Firm	Mar Vista Investment Partners LLC, Los Angeles, CA
PricewaterhouseCoopers LLP	Pzena Investment Management, LLC, New York, NY
1420 5th Avenue, Suite 2800	Sustainable Growth Advisers, LP, Stamford, CT
Seattle, WA 98101	Tax-Managed U. S. Mid & Small Cap Fund
Money Managers	Ancora Advisors, Cleveland, OH
Chartwell Investment Partners, Berwyn, PA
Equity Income Fund	Copeland Capital Management, LLC, Conshohocken, PA
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	Falcon Point Capital, LLC, San Francisco, CA
Brandywine Global Investment Management, LLC,	Snow Capital Management, L. P. , Sewickley, PA
Philadelphia, PA	Summit Creek Advisors LLC, Minneapolis, MN
U. S. Defensive Equity Fund	Tax-Managed International Equity Fund
Coho Partners, Ltd. , Berwyn, PA	AllianceBernstein L. P. , New York, NY
Jacobs Levy Equity Management, Inc. , Florham Park, NJ	GQG Partners, LLC, Fort Lauderdale, FL
Mar Vista Investment Partners, Los Angeles, CA	Janus Capital Management LLC, Denver, CO and Perkins
U. S. Dynamic Equity Fund	Investment Management, LLC, Chicago, IL
Jacobs Levy Equity Management, Inc. , Florham Park, NJ	Pzena Investment Management, LLC, New York, NY

Adviser, Money Managers and Service Providers 1039

Russell Investment Company

Adviser, Money Managers and Service Providers — October 31, 2018 (Unaudited)

RWC Asset Advisors (US) LLC, Miami, FL	Global Real Estate Securities Fund
Global Opportunistic Credit Fund	Cohen & Steers Capital Management, Inc. , New York, NY,
Axiom Alternative Investments SARL, Paris, France	Cohen & Steers UK Limited, London, United Kingdom and
Barings LLC, Boston, MA, Barings Global Advisers Limited,	Cohen & Steers Asia Limited, Hong Kong, China
London, United Kingdom	Morgan Stanley Investment Management Inc. , New York, NY,
DDJ Capital Management LLC, Waltham, MA	Morgan Stanley Investment Management Limited, New
DuPont Capital Management Corporation, Wilmington, DE	York. NY, and Morgan Stanley Investment Management
Lazard Asset Management LLC, New York, NY	Company, New York, NY
THL Credit Advisors, LLC, Boston, MA	RREEF America L. L. C. , Chicago, IL, Deutsche Alternatives
Voya Investment Management Company, LLC, Atlanta, GA	Asset Management (Global) Limited operating under the
Unconstrained Total Return Fund	brand name Deutsch Asset Management London, United
H2O Asset Management LLP, London, United Kingdom	Kingdom
Post Advisory Group, LLC, Santa Monica, CA	Multi-Strategy Income Fund
Putnam Investment Management, LLC, Boston, MA	Boston Partners Global Investors, Inc. , New York, NY
THL Credit Advisors, LLC, Boston, MA	Cohen & Steers Capital Management, Inc. , New York, NY,
Strategic Bond Fund	Cohen & Steers UK Limited, London, United Kingdom and
Colchester Global Investors Limited, London, United	Cohen & Steers Asia Limited, Hong Kong, China
Kingdom	DDJ Capital Management LLC, Waltham, MA
Logan Circle Partners, L. P. , Philadelphia, PA	GLG LLC, New York, NY
Insight Investment International Limited, London, United	Janus Capital Management LLC, Denver, CO and Perkins
Kingdom	Investment Management, LLC, Chicago, IL
Schroder Investment Management North America Inc. , New	Kopernik Global Investors, LLC, Tampa, FL
York, NY	Oaktree Capital Management, L. P. , Los Angeles, CA
Scout Investments, Inc, Kansas City, MO	OFI Global Institutional, Inc. , New York, NY
Western Asset Management Company, Pasadena, CA and	Putnam Investment Management, LLC, Boston, MA
Western Asset Management Company Limited, London,	Sompo Japan Nipponkoa Asset Management Company
United Kingdom	Limited, Tokyo, Japan
THL Credit Advisors, LLC, Boston, MA
Investment Grade Bond Fund	T. Rowe Price Associates, Inc. , Baltimore, MD
Logan Circle Partners, L. P. , Philadelphia, PA	Multi-Asset Growth Strategy Fund
Schroder Investment Management North America Inc. , New
York, NY	AllianceBernstein L. P. , New York, NY
Axiom International Investors LLC, Greenwich, CT
Short Duration Bond Fund	Boston Partners Global Investors, Inc. , New York, NY
Logan Circle Partners, L. P. , Philadelphia, PA	Cohen & Steers Capital Management, Inc. , New York, NY,
Scout Investments, Inc, Kansas City, MO	Cohen & Steers UK Limited, London, United Kingdom and
THL Credit Advisors, LLC, Boston, MA	Cohen & Steers Asia Limited, Hong Kong, China
Tax-Exempt High Yield Bond Fund	Colonial First State Asset Management (Australia) Limited,
Goldman Sachs Asset Management, New York, NY	Sydney, Australia
MacKay Shields LLC, New York, NY	GLG LLC, New York, NY
Tax-Exempt Bond Fund	Hermes Investment Management Limited, London, UK
Goldman Sachs Asset Management, New York, NY	Kopernik Global Investors, LLC, Tampa, FL
MacKay Shields LLC, New York, NY	Levin Capital Strategies, New York, NY
Oaktree Capital Management, L. P. , Los Angeles, CA
Commodity Strategies Fund	OFI Global Institutional, Inc. , New York, NY
Mellon Capital Management Corp. , San Francisco, CA	Polaris Capital Management, LLC, Boston, MA
Pacific Investment Management Company LLC, Newport	Putnam Investment Management, LLC, Boston, MA
Beach, CA	RiverPark Advisors, LLC, New York, NY
Global Infrastructure Fund	Sompo Japan Nipponkoa Asset Management Company
Cohen & Steers Capital Management, Inc. , New York, NY,	Limited, Tokyo, Japan
Cohen & Steers UK Limited, London, United Kingdom and	THL Credit Advisors LLC, Boston, MA
Cohen & Steers Asia Limited, Hong Kong, China	T. Rowe Price Associates, Inc. , Baltimore, MD
Colonial First State Asset Management (Australia) Limited,	Wellington Management Company LLP, Boston, MA
Sydney, Australia
Maple-Brown Abbott Limited, Sydney, Australia	Note: Multifactor U. S. Equity, Multifactor International Equity and Strategic
Nuveen Asset Management, LLC, Chicago, IL	Call Overwriting Funds are directly managed by RIM.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

1040 Adviser, Money Managers and Service Providers

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

[redacted]

Russell Investments

2018 ANNUAL REPORT

LifePoints® Funds

OCTOBER 31, 2018

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S

Russell Investment
Company

Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. These
financial statements report on 5 of
these Funds.

Russell Investment Company

LifePoints® Funds

Annual Report

October 31, 2018

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/funds/
performance-prices.

To Our Shareholders

Fellow Investors,

Our primary focus is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides a great answer for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.

The recent past has demonstrated the value of a disciplined approach, as we have seen volatility increase and leadership change quickly:

• For the calendar year of 2018, U.S. equities were headed to a stellar year ahead of October. Coming into October, the S&P 500® Index was up 10.6% year-to-date—hitting an all-time high of 2,930.751 on September 20. During
October, most of those gains were erased as the U.S. market dropped 6.8% during the month.

• For the year of 2017, emerging markets equities were by far and away the top performing asset segment, up over
37%. That all changed in 2018, as emerging markets have been the worst performing asset class, down almost 16%
through October. Bonds, the usual safe haven when equity markets begin to retreat, are down 2.4% during 2018, and were down 0.7% during October, when equities were going down as well. 2 It hurts when the equity diversifier is down along with equity markets.

These types of volatile and non-conforming markets can make it difficult for individuals to stick to an investment plan.
It can be quite tempting to get distracted and try to move to those areas that have been working, abandoning those that have not. Unfortunately, this can whipsaw the less-disciplined investor that falls into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.

We maintain our focus and look to position our funds for the environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:

• We continue to believe in diversifying globally. International investments provide diversification relative to U.S.-
based investments as well as open the portfolio up to additional opportunities outside our borders.

• We believe in a modest tilt away from the U.S. due to relatively high valuations. We also believe in emerging markets equity exposure, although slightly less than at the beginning of the year, due to profit taking after 2017’s strong performance. Within our bond exposure, we believe in diversifying across sectors and place less emphasis on below-investment-grade credit risk, as credit spreads have tightened and that market segment has gotten riskier.

Looking forward to the year ahead, we believe that growth will remain on a positive track at least through the middle of
2019. As we approach late 2019/early 2020, the odds of an economic slowdown do increase as the current cycle is getting quite long in the tooth. We will be watching events quite closely and positioning the portfolios to navigate the conditions ahead.

At Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing multi-asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.

Best regards,

Mark Spina

President and Chief Executive Officer, Russell Investment Company

1 Source: Bloomberg

2 MSCI Emerging Markets Index, USD

To Our Shareholders 3

Russell Investment Company
Conservative Strategy Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Conservative Strategy Fund - Class A‡			Conservative Strategy Fund - Class R5‡‡‡
	Total			Total
	Return			Return
1 Year	(7.51)%		1 Year	(1.96)%
5 Years	0.98	%§	5 Years	2.07	%§
10 Years	4.59	%§	10 Years	5.07	%§

Conservative Strategy Fund - Class C			Conservative Strategy Fund - Class S
	Total			Total
	Return			Return
1 Year	(2.55)%		1 Year	(1.66)%
5 Years	1.44	%§	5 Years	2.44	%§
10 Years	4.43	%§	10 Years	5.47	%§

Conservative Strategy Fund - Class E			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(1.76)%		1 Year	(2.05)%
5 Years	2.19	%§	5 Years	1.83	%§
10 Years	5.22	%§	10 Years	3.94	%§

Conservative Strategy Fund - Class R1			ICE BofAML 1- 3 Year U. S. Treasuries Index***
				Total
	Total			Return
	Return
1 Year	(1.45)%		1 Year	0.25%
5 Years	2.59	%§	5 Years	0.57	%§
10 Years	5.61	%§	10 Years	1.01	%§

Conservative Strategy Fund - Class R4‡‡
	Total
	Return
1 Year	(1.65)%
5 Years	2.33	%§
10 Years	5.34	%§

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Conservative Strategy Fund (the “Fund”) is a fund of funds	around the globe continued to shrink in the generally low-yield
that invests principally in other Russell Investment Company	environment as credit spreads continued to tighten.
mutual funds (the “Underlying Funds”) . Certain Underlying	The U. S. equity market, as broadly measured by the Russell 3000®
Funds employ a multi-manager approach whereby portions of	Index, was up 6.17% over the period. From a style perspective,
the Underlying Funds are allocated to different money manager	growth outperformed value. From a sector perspective, information
strategies. Underlying Fund assets not allocated to money	technology, healthcare, and consumer discretionary stocks
managers are managed by Russell Investment Management, LLC	outperformed. The Fund’s strategic exposure to global equities
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as	hindered performance over the period as international markets
the Underlying Funds’ advisor, may change the allocation of the	and emerging markets lagged due to political uncertainties,
Underlying Funds’ assets among money managers at any time. An	slower economic growth, and trade war concerns.
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager	How did the investment strategies and techniques employed
in an Underlying Fund at any time, subject to approval by the	by the Fund and the Underlying Funds affect the Fund’s
Underlying Fund’s Board, without a shareholder vote. Pursuant to	performance?
the terms of the exemptive order, an Underlying Fund is required	The Fund is a fund of funds and its performance is based on RIM’s
to notify its shareholders within 90 days of when a money manager	strategic asset allocations, the performance of the Underlying
begins providing services.	Funds in which the Fund invests, and tactical changes in the
What is the Fund’s investment objective?	Fund’s asset allocation throughout the year. In order to seek to
The Fund seeks to provide current income and capital preservation,	achieve the Fund’s objective during the period, RIM’s strategic
and as a secondary objective, long term capital appreciation.	asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
How did the Fund perform relative to its benchmark for the	The Fund’s diverse asset allocation contributed positively to
fiscal year ended October 31, 2018?	performance during the period. Non-traditional asset classes
For the fiscal year ended October 31, 2018, the Fund’s Class A,	such as bank loans returned 4.54%, as measured by the S&P/
Class C, Class E, Class R1, Class R4, Class R5 and Class S Shares	LSTA Leveraged Loan TR Index, outperforming the Fund’s
lost 1.85%, 2.55%, 1.76%, 1.45%, 1.65%, 1.96%, and 1.66%,	primary benchmark, the Bloomberg Barclays U. S. Aggregate
respectively. This is compared to the Fund’s primary benchmark,	Bond Index. However, the outperformance was partially offset
the Bloomberg Barclays U. S. Aggregate Bond Index, which lost	by non-U. S. equities exposure as non-U. S. developed equities
2.05% during the same period. The Fund’s performance includes	and commodities delivered negative returns, as measured by the
operating expenses, whereas index returns are unmanaged and do	MSCI World ex USA Index Net and Bloomberg Commodity Index
not include expenses of any kind.	Total Return, respectively.
For the fiscal year ended October 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio outperformed
Allocation-15% to 30% Equity Category, a group of funds that	the Fund’s fixed income benchmark. An allocation to the Short
Morningstar considers to have investment strategies similar	Duration Bond Fund was positive from a benchmark-relative
to those of the Fund, lost 1.19%. This result serves as a peer	perspective as a result of its exposure to investment grade
comparison and is expressed net of operating expenses.	corporate bonds and non-agency mortgage backed securities. An allocation to the Unconstrained Total Return Fund was additive
How did market conditions affect the Fund’s performance?	as well due to the fact that it avoided most of the selloff that
The Fund seeks to achieve its objective by investing in Underlying	occurred as a result of rising rates given its design to be less
Funds that provide exposure to a range of diversified investments,	interest rate sensitive. The excess returns were partially offset by
and most major asset classes invested in by the Underlying Funds	the Investment Grade Bond Fund as a result of its allocation to
produced positive absolute returns during the period.	currencies and global government bond futures. An allocation to
Within the Fund’s fixed income portfolio, exposure to bank loans	the Strategic Bond Fund also detracted from a benchmark-relative
was beneficial as it was among the best-performing segments	perspective as a result of the Fund’s ex-benchmark allocation to
of the fixed income market over the one-year period. Rising	currencies and global government bond futures and overweight to
interest rates posed challenges to other fixed income assets, as	local emerging market debt.
well as more interest rate sensitive real assets such as global	While the broader equity markets delivered strong performance
infrastructure and global real estate investment trusts (“REITs”) .	over the period and generally outperformed the Fund’s fixed
Despite short term U. S. bond yields rising, income opportunities	income benchmark, the equity Underlying Funds generally

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

underperformed their respective equity benchmarks. The U. S.	valuations by adding to the Fund’s allocation to the Global Real
Defensive Equity Fund underperformed its benchmark, partially	Estate Securities Fund.
resulting from its underweight to the technology sector, which	In the second quarter, RIM moved an emerging markets equity
was viewed as among the most expensive segments of the U. S.	overweight to neutral by reducing the Fund’s allocation to
large cap equity market. The U. S. Dynamic Equity Fund also	the Emerging Markets Fund. This decision was informed by a
underperformed its benchmark, partially resulting from an	combination of fading market momentum and less compelling
underweight to the largest market capitalization stocks and	cycle view on impacts from higher U. S. rates and weaker non-
overweight to pro-cyclical areas such as financials, industrials	U. S. growth.
and energy sectors.
In addition, RIM reduced the Fund’s exposure to the Global
The alternative assets portion of the Fund’s portfolio provided	Opportunistic Credit Fund and increased the Fund’s exposure to
mixed results compared to the Fund’s fixed income benchmark.	the Unconstrained Total Return Fund in order to reduce exposure
The Global Real Estate Securities Fund outperformed the Fund’s	to credit and increase exposure to securitized assets given a
benchmark and its real estate focused benchmark, as a result of	higher conviction for outperformance.
its stock selection within Australia, Canada and Hong Kong and
underweight to the U. S. retail sector. The Global Infrastructure	RIM’s tactical modifications to the Fund’s asset allocation versus
Fund underperformed the Fund’s fixed income benchmark but	strategic targets were challenged during the period, mainly driven
outperformed its listed infrastructure benchmark. The Commodity	by an overweight to non-U. S. equity and U. S. equity underweight,
Strategies Fund struggled versus its benchmark, though performed	while U. S. equity led global market performance, and the Fund’s
in line with the Fund’s fixed income benchmark.	continued orientation as a risk manager instead of risk taker.
The multi-asset portion of the Fund’s portfolio outperformed the	RIM manages a global real yield positioning strategy and a
Fund’s fixed income benchmark. The Multi-Strategy Income Fund	currency factor positioning strategy for the Fund. Using futures,
benefited from its exposure to bank loans as they were among the	the global high real yield strategy took long positions in high
best-performing segments of the fixed income market over the	quality government bonds whose net-of-inflation yields are
one-year period. Additionally, the Underlying Fund benefited	expected to be relatively high and short positions where net-of-
from large positions in commercial mortgage back securities and	inflation yield is expected to be relatively low. The currency factor
agency interest only strips that add value as interest rates rise.	strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real
Describe any changes to the Fund’s structure or allocation	yield strategy detracted over the period as the long positions,
to the Underlying Funds.	specifically United States Treasuries, underperformed as interest
RIM has the discretion to vary the Fund’s actual allocation from	rates increased and widened compared to the short positions, in
the target strategic asset allocation by up to +/- 5% at the equity,	particular in German bund. With respect to the currency factor
fixed income, multi-asset or alternative category level based on	strategy, the Fund’s exposure to developed market currencies
RIM’s capital markets research. In addition to investing in the	was broadly neutral, while the exposure to emerging market
Underlying Funds, RIM may seek to actively manage a Fund’s	currencies was positive, with contributions from a long Mexican
overall exposures by investing in derivatives that RIM believes	Peso position.

will achieve the desired risk/return profile for the Fund.	The views expressed in this report reflect those of the
RIM continued to operate the Fund as a risk manager rather	portfolio managers only through the end of the period
than risk taker during the period. The Fund maintained an	covered by the report. These views do not necessarily
underweight position in U. S. equity by trimming its exposure	represent the views of RIM, or any other person in RIM or
to the U. S. Defensive Equity Fund relative to RIM’s long-term	any other affiliated organization. These views are subject to
strategic weights, while keeping an overweight position in Europe	change at any time based upon market conditions or other
ex-UK equities relative to RIM’s strategic positioning via the	events, and RIM disclaims any responsibility to update the
Multifactor International Equity Fund.	views contained herein. These views should not be relied on
In the first quarter of 2018, RIM brought an underweight position	as investment advice and, because investment decisions for
in listed REITs back to neutral due to increasingly attractive	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

6 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.

*** ICE BofAML 1-3 Year U.S. Treasuries Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing U.S. Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.

‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Conservative Strategy Fund 7

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$982.90	$1,022.53
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.65	$2.70

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$978.80	$1,018.75
	Expenses Paid During Period*	$6.38	$6.51
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$982.80	$1,022.43
of other funds.	Expenses Paid During Period*	$2.75	$2.80

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

8 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$984.80	$1,024.35
Expenses Paid During Period*	$0.85	$0.87

* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$983.50	$1,023.09
Expenses Paid During Period*	$2.10	$2.14

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$982.10	$1,021.83
Expenses Paid During Period*	$3.35	$3.41

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$983.10	$1,023.69
Expenses Paid During Period*	$1.50	$1.53

* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Conservative Strategy Fund 9

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 96.2%
Alternative - 5.5%
Commodity Strategies Fund Class Y	1,233,399		6,722
Global Infrastructure Fund Class Y	342,979		3,553
Global Real Estate Securities Fund Class Y	68,345		2,172
			12,447

Domestic Equities - 3.2%
Multifactor U. S. Equity Fund Class Y	333,875		4,375
U. S. Defensive Equity Fund Class Y	3,722		195
U. S. Dynamic Equity Fund Class Y	305,366		2,702
			7,272

Fixed Income - 57.7%
Global Opportunistic Credit Fund Class Y	242,297		2,261
Investment Grade Bond Fund Class Y	942,959		19,236
Short Duration Bond Fund Class Y	2,702,392		51,156
Strategic Bond Fund Class Y	3,865,285		39,387
Unconstrained Total Return Fund Class Y	1,822,804		18,137
			130,177

International Equities - 3.8%
Emerging Markets Fund Class Y	240,536		4,270
Multifactor International Equity Fund Class Y	458,983		4,282
			8,552

Multi-Asset - 26.0%
Multi-Strategy Income Fund Class Y	6,037,222		58,561

Total Investments in Affiliated Funds
(cost $213,534)			217,009

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)	162,530	(8)	163
Total Short-Term Investments
(cost $163)			163

Total Investments 96.3%
(identified cost $213,697)			217,172

Other Assets and Liabilities, Net - 3.7%			8,244
Net Assets - 100.0%			225,416

See accompanying notes which are an integral part of the financial statements.

10 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			3	EUR	310	11/18	(3)
Australia 10 Year Government Bond Futures			11	AUD	1,424	12/18	(3)
CAC40 Euro Index Futures			23	EUR	1,171	11/18	(13)
Canada 10 Year Government Bond Futures			19	CAD	2,511	12/18	(25)
DAX Index Futures			3	EUR	859	12/18	(55)
Dow Jones U. S. Real Estate Index Futures			33	USD	1,019	12/18	(50)
EURO STOXX 50 Index Futures			21	EUR	671	12/18	(32)
FTSE/MIB Index Futures			2	EUR	190	12/18	(23)
IBEX 35 Index Futures			3	EUR	267	11/18	(4)
OMXS30 Index Futures			17	SEK	2,604	11/18	(2)
Russell 1000 E-Mini Index Futures			2	USD	150	12/18	(12)
S&P 400 E-Mini Index Futures			2	USD	365	12/18	(46)
TOPIX Index Futures			5	JPY	82,051	12/18	(16)
United States 5 Year Treasury Note Futures			44	USD	4,945	12/18	8
United States 10 Year Treasury Note Futures			33	USD	3,909	12/18	(56)
Short Positions
Euro-Bund Futures			15	EUR	2,404	12/18	6
FTSE 100 Index Futures			7	GBP	498	12/18	14
Hang Seng Index Futures			1	HKD	1,246	11/18	(1)
Long Gilt Futures			20	GBP	2,448	12/18	(10)
MSCI Emerging Markets Index Futures			21	USD	1,005	12/18	72
MSCI Singapore Index Futures			2	SGD	69	11/18	(1)
NASDAQ 100 E-Mini Index Futures			12	USD	1,674	12/18	144
Russell 2000 E-Mini Index Futures			10	USD	756	12/18	106
S&P 500 E-Mini Index Futures			10	USD	1,356	12/18	93
SPI 200 Index Futures			3	AUD	435	12/18	19
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							110

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	SEK	13,760		USD	1,551	11/26/18	45
Brown Brothers Harriman	EUR	215		USD	249	11/26/18	6
Citigroup	AUD	350		USD	249	12/19/18	1
Citigroup	CAD	298		USD	227	12/19/18	—
Citigroup	CHF	199		USD	206	12/19/18	7
Citigroup	EUR	1,011		USD	1,182	12/19/18	32
Citigroup	GBP	494		USD	646	12/19/18	14
Citigroup	HKD	1,087		USD	139	12/19/18	—
Citigroup	JPY	112,513		USD	1,020	12/19/18	19
Citigroup	SEK	1,013		USD	113	12/19/18	1
Citigroup	SGD	43		USD	31	12/19/18	—
Commonwealth Bank of Australia	NOK	3,139		USD	386	11/26/18	14
Royal Bank of Canada	USD	383		JPY	42,863	11/26/18	(3)
Royal Bank of Canada	AUD	350		USD	249	12/19/18	1
Royal Bank of Canada	CAD	298		USD	227	12/19/18	—

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 11

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
	Counterparty		Sold			Bought	Settlement Date		$
Royal Bank of Canada			CHF	199	USD	206	12/19/18		7
Royal Bank of Canada			EUR	1,011	USD	1,182	12/19/18		33
Royal Bank of Canada			GBP	494	USD	646	12/19/18		13
Royal Bank of Canada			HKD	1,087	USD	139	12/19/18		—
Royal Bank of Canada			JPY	112,513	USD	1,019	12/19/18		18
Royal Bank of Canada			SEK	1,013	USD	113	12/19/18		2
Royal Bank of Canada			SGD	43	USD	31	12/19/18		—
Standard Chartered			USD	903	CAD	1,171	11/26/18		(13)
State Street			USD	116	NZD	176	11/26/18		(1)
State Street			CNY	13,090	USD	1,897	12/19/18		25
State Street			ILS	1,387	USD	382	11/26/18		8
State Street			KRW	1,132,010	USD	1,005	12/19/18		12
State Street			TWD	30,050	USD	980	12/19/18		6
Westpac			AUD	376	USD	268	11/26/18		2
Westpac			AUD	350	USD	249	12/19/18		1
Westpac			CAD	298	USD	227	12/19/18		—
Westpac			CHF	113	USD	115	11/26/18		2
Westpac			CHF	199	USD	206	12/19/18		7
Westpac			EUR	1,011	USD	1,182	12/19/18		31
Westpac			GBP	494	USD	646	12/19/18		14
Westpac			HKD	1,087	USD	139	12/19/18		—
Westpac			JPY	112,513	USD	1,020	12/19/18		18
Westpac			SEK	1,013	USD	113	12/19/18		2
Westpac			SGD	43	USD	31	12/19/18		—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									324

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,000	(1.000%)(2)	12/20/23	191	(6)	185
CDX NA Investment Grade
Index	Bank of America	Sell	USD	4,000	1.000%(2)	12/20/23	76	(12)	64
Total Open Credit Indices Contracts (å)							267	(18)	249

See accompanying notes which are an integral part of the financial statements.

12 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$217,009	$—	$—	$—	$217,009	96.2
Short-Term Investments	—	—	—	163	163	0.1
Total Investments	217,009	—	—	163	217,172	96.3
Other Assets and Liabilities, Net						3.7
						100.0
Other Financial Instruments
Assets
Futures Contracts	462	—	—	—	462	0.2
Foreign Currency Exchange Contracts	—	341	—	—	341	0.2
Credit Default Swap Contracts	—	249	—	—	249	0.1
'
Liabilities
Futures Contracts	(352)	—	—	—	(352)	(0.2)
Foreign Currency Exchange Contracts	—	(17)	—	—	(17)	(—)*
Total Other Financial Instruments**	$110	$573	$—	$—	$683

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 13

Russell Investment Company
Conservative Strategy Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$—	$341	$—
Variation margin on futures contracts*	448	—	—	14
Credit default swap contracts, at fair value	—	249	—	—
Total	$448	$249	$341	$14

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$258	$—	$—	$94
Unrealized depreciation on foreign currency exchange contracts	—	—	17	—
Total	$258	$—	$17	$94
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(1,281)	$—	$—	$(194)
Credit default swap contracts	—	36	—	—
Foreign currency exchange contracts	—	—	462	—
Total	$(1,281)	$36	$462	$(194)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts	$360	$—	$—	$(99)
Credit default swap contracts	—	3	—	—
Foreign currency exchange contracts	—	—	(13)	—
Total	$360	$3	$(13)	$(99)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

14 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$341	$ — $	341
Credit Default Swap Contracts	Credit default swap contracts, at fair value	249	—	249
Total Financial and Derivative Assets		590	—	590
Financial and Derivative Assets not subject to a netting agreement		(248)	—	(248)
Total Financial and Derivative Assets subject to a netting agreement		$342	$ — $	342

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$45	$—	$—	$ 45
Brown Brothers Harriman	6	—	—	6
Citigroup	74	—	—	74
Commonwealth Bank of Australia	14	—	—	14
Royal Bank of Canada	74	—	—	74
State Street	51	1	—	50
Westpac	78	—	—	78
Total	$342	$1	$—	$ 341

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 15

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$17	$—	$17
Total Financial and Derivative Liabilities		17	—	17
Financial and Derivative Liabilities not subject to a netting agreement		—	—	—
Total Financial and Derivative Liabilities subject to a netting agreement		$17	$—	$17

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Royal Bank of Canada	3	$—	$—	$ 3
Standard Chartered	13	—	—	13
State Street	1	1	—	—
Total	$17	$1	$—	$ 16

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

16 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$213,697
Investments, at fair value(>)	217,172
Cash	7,180
Unrealized appreciation on foreign currency exchange contracts	341
Receivables:
Investments sold	666
Fund shares sold	39
From broker(a)	400
Variation margin on futures contracts	491
Credit default swap contracts, at fair value(+)	249
Total assets	226,538

Liabilities
Payables:
Due to broker (b)	112
Fund shares redeemed	699
Accrued fees to affiliates	160
Other accrued expenses	55
Variation margin on futures contracts	79
Unrealized depreciation on foreign currency exchange contracts	17
Total liabilities	1,122

Net Assets	$225,416

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 17

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$3,100
Shares of beneficial interest	240
Additional paid-in capital	222,076
Net Assets	$225,416

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.43
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.01
Class A — Net assets	$58,990,657
Class A — Shares outstanding ($. 01 par value)	6,255,697
Net asset value per share: Class C(#)	$9.31
Class C — Net assets	$102,385,424
Class C — Shares outstanding ($. 01 par value)	10,996,232
Net asset value per share: Class E(#)	$9.48
Class E — Net assets	$7,788,022
Class E — Shares outstanding ($. 01 par value)	821,701
Net asset value per share: Class R1(#)	$9.51
Class R1 — Net assets	$6,718,115
Class R1 — Shares outstanding ($. 01 par value)	706,655
Net asset value per share: Class R4(#)	$9.45
Class R4 — Net assets	$12,636,374
Class R4 — Shares outstanding ($. 01 par value)	1,337,712
Net asset value per share: Class R5(#)	$9.53
Class R5 — Net assets	$7,712,941
Class R5 — Shares outstanding ($. 01 par value)	809,285
Net asset value per share: Class S(#)	$9.51
Class S — Net assets	$29,184,180
Class S — Shares outstanding ($. 01 par value)	3,067,289
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$267
(>) Investments in affiliated funds	$217,172

(a) Receivable from Broker for Futures	$400
(b) Due to Broker for Swaps	$112
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

18 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$8,004

Expenses
Advisory fees	527
Administrative fees	112
Custodian fees	68
Distribution fees - Class A	174
Distribution fees - Class C	893
Distribution fees - Class R5	24
Transfer agent fees - Class A	139
Transfer agent fees - Class C	238
Transfer agent fees - Class E	20
Transfer agent fees - Class R1	16
Transfer agent fees - Class R4	27
Transfer agent fees - Class R5	19
Transfer agent fees - Class S	68
Professional fees	40
Registration fees	78
Shareholder servicing fees - Class C	298
Shareholder servicing fees - Class E	25
Shareholder servicing fees - Class R4	34
Shareholder servicing fees - Class R5	24
Trustees’ fees	8
Printing fees	22
Miscellaneous	15
Expenses before reductions	2,869
Expense reductions	(669)
Net expenses	2,200
Net investment income (loss)	5,804

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds	1,522
Futures contracts	(1,475)
Foreign currency exchange contracts	462
Credit default swap contracts	36
Foreign currency-related transactions	(9)
Capital gain distributions from affiliated funds	1,299
Net realized gain (loss)	1,835
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds	(13,091)
Futures contracts	261
Foreign currency exchange contracts	(13)
Credit default swap contracts	3
Foreign currency-related transactions	19
Net change in unrealized appreciation (depreciation)	(12,821)
Net realized and unrealized gain (loss)	(10,986)
Net Increase (Decrease) in Net Assets from Operations	$(5,182)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 19

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,804	$6,711
Net realized gain (loss)	1,835	3,742
Net change in unrealized appreciation (depreciation)	(12,821)	3,646
Net increase (decrease) in net assets from operations	(5,182)	14,099

Distributions (i)
To shareholders
Class A	(2,600)	(3,647)
Class C	(3,807)	(5,489)
Class E	(370)	(555)
Class R1	(336)	(819)
Class R4	(504)	(680)
Class R5	(342)	(568)
Class S	(1,295)	(1,857)
Net decrease in net assets from distributions	(9,254)	(13,615)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(50,018)	(68,118)
Total Net Increase (Decrease) in Net Assets	(64,454)	(67,634)

Net Assets
Beginning of period	289,870	357,504
End of period (ii)	$225,416	$289,870

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, R1, R4, R5, and S were $1,922, $2,368, $290,
$444, $369, $292, and $1,023, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, R1, R4, R5, and S were
$1,725, $3,121, $265, $375, $311, $276, and $834, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $(273). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

20 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	611	$5,965	615	$5,994
Proceeds from reinvestment of distributions	266	2,569	377	3,602
Payments for shares redeemed	(2,316)	(22,476)	(2,258)	(22,067)
Net increase (decrease)	(1,439)	(13,942)	(1,266)	(12,471)
Class C
Proceeds from shares sold	1,297	12,492	1,857	17,996
Proceeds from reinvestment of distributions	396	3,795	580	5,465
Payments for shares redeemed	(4,109)	(39,447)	(5,458)	(52,799)
Net increase (decrease)	(2,416)	(23,160)	(3,021)	(29,338)
Class E
Proceeds from shares sold	59	576	53	518
Proceeds from reinvestment of distributions	38	370	58	554
Payments for shares redeemed	(385)	(3,740)	(428)	(4,184)
Net increase (decrease)	(288)	(2,794)	(317)	(3,112)
Class R1
Proceeds from shares sold	377	3,685	393	3,860
Proceeds from reinvestment of distributions	35	337	85	820
Payments for shares redeemed	(635)	(6,206)	(1,505)	(14,761)
Net increase (decrease)	(223)	(2,184)	(1,027)	(10,081)
Class R4
Proceeds from shares sold	285	2,758	285	2,784
Proceeds from reinvestment of distributions	52	504	71	680
Payments for shares redeemed	(374)	(3,620)	(587)	(5,760)
Net increase (decrease)	(37)	(358)	(231)	(2,296)
Class R5
Proceeds from shares sold	207	2,029	239	2,369
Proceeds from reinvestment of distributions	35	342	59	569
Payments for shares redeemed	(489)	(4,789)	(646)	(6,410)
Net increase (decrease)	(247)	(2,418)	(348)	(3,472)
Class S
Proceeds from shares sold	974	9,548	804	7,930
Proceeds from reinvestment of distributions	129	1,259	190	1,827
Payments for shares redeemed	(1,632)	(15,969)	(1,735)	(17,105)
Net increase (decrease)	(529)	(5,162)	(741)	(7,348)
Total increase (decrease)	(5,179)	$(50,018)	(6,951)	$(68,118)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 21

Russell Investment Company
Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	9.97	. 24	(. 42)	(. 18)	(. 24)	(. 12)
October 31, 2017	9.92	. 23	. 24	. 47	(. 22)	(. 20)
October 31, 2016	10.65	. 24	. 13	. 37	(. 25)	(. 85)
October 31, 2015	11.16	. 27	(. 26)	. 01	(. 27)	(. 25)
October 31, 2014	11.09	. 14	. 28	. 42	(. 13)	(. 22)

Class C
October 31, 2018	9.86	. 17	(. 42)	(. 25)	(. 18)	(. 12)
October 31, 2017	9.82	. 16	. 23	. 39	(. 15)	(. 20)
October 31, 2016	10.55	. 16	. 13	. 29	(. 17)	(. 85)
October 31, 2015	11.06	. 18	(. 25)	(. 07)	(. 19)	(. 25)
October 31, 2014	10.99	. 05	. 30	. 35	(. 06)	(. 22)

Class E
October 31, 2018	10.01	. 25	(. 42)	(. 17)	(. 24)	(. 12)
October 31, 2017	9.97	. 24	. 22	. 46	(. 22)	(. 20)
October 31, 2016	10.70	. 24	. 13	. 37	(. 25)	(. 85)
October 31, 2015	11.21	. 26	(. 25)	. 01	(. 27)	(. 25)
October 31, 2014	11.13	. 14	. 29	. 43	(. 13)	(. 22)

Class R1
October 31, 2018	10.04	. 29	(. 43)	(. 14)	(. 27)	(. 12)
October 31, 2017	9.99	. 31	. 20	. 51	(. 26)	(. 20)
October 31, 2016	10.72	. 29	. 12	. 41	(. 29)	(. 85)
October 31, 2015	11.23	. 32	(. 26)	. 06	(. 32)	(. 25)
October 31, 2014	11.15	. 18	. 30	. 48	(. 18)	(. 22)

Class R4(1)
October 31, 2018	9.98	. 25	(. 41)	(. 16)	(. 25)	(. 12)
October 31, 2017	9.94	. 24	. 23	. 47	(. 23)	(. 20)
October 31, 2016	10.67	. 25	. 13	. 38	(. 26)	(. 85)
October 31, 2015	11.18	. 29	(. 26)	. 03	(. 29)	(. 25)
October 31, 2014	11.10	. 15	. 30	. 45	(. 15)	(. 22)

Class R5(2)
October 31, 2018	10.07	. 23	(. 42)	(. 19)	(. 23)	(. 12)
October 31, 2017	10.02	. 22	. 24	. 46	(. 21)	(. 20)
October 31, 2016	10.74	. 23	. 13	. 36	(. 23)	(. 85)
October 31, 2015	11.25	. 27	(. 27)	—	(. 26)	(. 25)
October 31, 2014	11.17	. 13	. 29	. 42	(. 12)	(. 22)

Class S
October 31, 2018	10.05	. 27	(. 43)	(. 16)	(. 26)	(. 12)
October 31, 2017	10.00	. 26	. 24	. 50	(. 25)	(. 20)
October 31, 2016	10.73	. 28	. 11	. 39	(. 27)	(. 85)
October 31, 2015	11.24	. 30	(. 26)	. 04	(. 30)	(. 25)
October 31, 2014	11.16	. 16	. 30	. 46	(. 16)	(. 22)

See accompanying notes which are an integral part of the financial statements.

22 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(g)	Net(e)(g)	Net Assets(b)(e)	Turnover Rate

(. 36)	9.43	(1.85)	58,991	. 78	. 54	2.50	7
(. 42)	9.97	4.97	76,690	. 78	. 55	2.35	19
(1.10)	9.92	3.97	88,921	. 76	. 54	2.47	18
(. 52)	10.65	. 11	106,603	. 75	. 55	2.54	39
(. 35)	11.16	3.92	124,288	. 75	. 56	1.22	26

(. 30)	9.31	(2.55)	102,386	1.53	1.29	1.74	7
(. 35)	9.86	4.12	132,249	1.53	1.30	1.62	19
(1.02)	9.82	3.22	161,404	1.51	1.29	1.67	18
(. 44)	10.55	(. 64)	188,011	1.50	1.30	1.71	39
(. 28)	11.06	3.21	210,015	1.50	1.31	. 47	26

(. 36)	9.48	(1.76)	7,788	. 78	. 55	2.55	7
(. 42)	10.01	4.83	11,112	. 78	. 55	2.44	19
(1.10)	9.97	3.95	14,227	. 76	. 54	2.43	18
(. 52)	10.70	. 12	17,017	. 75	. 55	2.43	39
(. 35)	11.21	3.99	20,901	. 75	. 56	1.22	26

(. 39)	9.51	(1.45)	6,718	. 53	. 17	2.98	7
(. 46)	10.04	5.34	9,331	. 53	. 17	3.18	19
(1.14)	9.99	4.35	19,546	. 51	. 16	2.88	18
(. 57)	10.72	. 50	28,784	. 50	. 17	2.96	39
(. 40)	11.23	4.40	38,079	. 50	. 17	1.63	26

(. 37)	9.45	(1.65)	12,636	. 78	. 42	2.58	7
(. 43)	9.98	4.99	13,723	. 78	. 42	2.47	19
(1.11)	9.94	4.11	15,964	. 76	. 41	2.56	18
(. 54)	10.67	. 23	16,189	. 75	. 42	2.70	39
(. 37)	11.18	4.14	25,502	. 75	. 42	1.38	26

(. 35)	9.53	(1.96)	7,713	1.03	. 67	2.38	7
(. 41)	10.07	4.79	10,634	1.03	. 67	2.22	19
(1.08)	10.02	3.88	14,067	1.01	. 66	2.33	18
(. 51)	10.74	(. 03)	20,285	1.00	. 67	2.45	39
(. 34)	11.25	3.83	27,768	1.00	. 67	1.16	26

(. 38)	9.51	(1.66)	29,184	. 53	. 30	2.73	7
(. 45)	10.05	5.19	36,131	. 53	. 30	2.62	19
(1.12)	10.00	4.20	43,375	. 51	. 29	2.77	18
(. 55)	10.73	. 36	57,824	. 50	. 30	2.78	39
(. 38)	11.24	4.25	83,582	. 50	. 31	1.46	26

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 23

Russell Investment Company
Conservative Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$13,039
Administration fees	8,301
Distribution fees	80,995
Shareholder servicing fees	28,281
Transfer agent fees	27,945
Trustee fees	1,202
$159,763

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)		of Period	Distributions	Distributions
Commodity Strategies Fund	$8,938	$918	$2,921	$108	$(321	) $	6,722	$137	$—
Global Infrastructure Fund	6,981	1,029	3,587	352	(1,222)		3,553	379	292
Global Real Estate Securities Fund	509	2,449	633	(1)	(152)		2,172	78	25
Multifactor U. S. Equity Fund	5,817	945	2,377	352	(362)		4,375	109	280
U. S. Defensive Equity Fund	255	43	99	6	(10)		195	7	17
U. S. Dynamic Equity Fund	3,632	1,372	1,451	43	(894)		2,702	564	414
Global Opportunistic Credit Fund	2,951	197	681	(9)	(197)		2,261	158	—
Investment Grade Bond Fund	25,112	772	5,587	(190)	(871)		19,236	482	—
Short Duration Bond Fund	66,740	1,646	16,441	230	(1,019)		51,156	1,211	—
Strategic Bond Fund	51,445	1,729	11,360	251	(2,678)		39,387	1,126	—
Unconstrained Total Return Fund	23,665	757	6,253	(13)	(19)		18,137	624	—
Emerging Markets Fund	5,675	1,024	1,735	170	(864)		4,270	72	—
Multifactor International Equity Fund	5,675	897	1,833	62	(519)		4,282	146	—
Multi-Strategy Income Fund	76,359	4,378	18,374	161	(3,963)		58,561	2,904	271
U. S. Cash Management Fund	3,650	2,306	5,793	—	—		163	7	—
	$287,404	$20,462	$79,125	$1,522	$(13,091)		$217,172	$8,004	$1,299

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$216,301,028
Unrealized Appreciation	$1,791,816
Unrealized Depreciation	(738,854)
Net Unrealized Appreciation (Depreciation)	$1,052,962
Undistributed Ordinary Income	$561,255
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$1,472,273
Tax Composition of Distributions
Ordinary Income	$5,747,305
Long-Term Capital Gains	$3,507,405

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

24 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Moderate Strategy Fund - Class A‡			Moderate Strategy Fund - Class R5‡‡‡
	Total			Total
	Return			Return
1 Year	(8.72)%		1 Year	(3.43)%
5 Years	1.85	%§	5 Years	2.85	%§
10 Years	5.78	%§	10 Years	6.21	%§

Moderate Strategy Fund - Class C			Moderate Strategy Fund - Class S
	Total			Total
	Return			Return
1 Year	(3.97)%		1 Year	(2.92)%
5 Years	2.29	%§	5 Years	3.27	%§
10 Years	5.61	%§	10 Years	6.64	%§

Moderate Strategy Fund - Class E			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(3.22)%		1 Year	(2.05)%
5 Years	3.01	%§	5 Years	1.83	%§
10 Years	6.37	%§	10 Years	3.94	%§

Moderate Strategy Fund - Class R1			Russell 1000® Index***
				Total
	Total			Return
	Return
1 Year	(2.96)%		1 Year	6.98%
5 Years	3.36	%§	5 Years	11.05	%§
10 Years	6.74	%§	10 Years	13.42	%§

Moderate Strategy Fund - Class R4‡‡
	Total
	Return
1 Year	(3.16)%
5 Years	3.11	%§
10 Years	6.48	%§

Moderate Strategy Fund 25

Russell Investment Company
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Moderate Strategy Fund (the “Fund”) is a fund of funds	around the globe continued to shrink in the generally low-yield
that invests principally in other Russell Investment Company	environment as credit spreads continued to tighten.
mutual funds (the “Underlying Funds”) . Certain Underlying	The U. S. equity market, as broadly measured by the Russell 3000®
Funds employ a multi-manager approach whereby portions of	Index, was up 6.17% over the period. From a style perspective,
the Underlying Funds are allocated to different money manager	growth outperformed value. From a sector perspective, information
strategies. Underlying Fund assets not allocated to money	technology, healthcare, and consumer discretionary stocks
managers are managed by Russell Investment Management, LLC	outperformed. The Fund’s strategic exposure to global equities
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as	hindered performance over the period as international markets
the Underlying Funds’ advisor, may change the allocation of the	and emerging markets lagged due to political uncertainties,
Underlying Funds’ assets among money managers at any time. An	slower economic growth, and trade war concerns.
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager	How did the investment strategies and techniques employed
in an Underlying Fund at any time, subject to approval by the	by the Fund and the Underlying Funds affect the Fund’s
Underlying Fund’s Board, without a shareholder vote. Pursuant to	performance?
the terms of the exemptive order, an Underlying Fund is required	The Fund is a fund of funds and its performance is based on RIM’s
to notify its shareholders within 90 days of when a money manager	strategic asset allocations, the performance of the Underlying
begins providing services.	Funds in which the Fund invests, and tactical changes in the
What is the Fund’s investment objective?	Fund’s asset allocation throughout the year. In order to seek to
The Fund seeks to provide current income and moderate long	achieve the Fund’s objective during the period, RIM’s strategic
term capital appreciation.	asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
How did the Fund perform relative to its benchmark for the	The Fund’s diverse asset allocation contributed positively to
fiscal year ended October 31, 2018?	performance during the period. Non-traditional asset classes
For the fiscal year ended October 31, 2018, the Fund’s Class A,	such as bank loans returned 4.54%, as measured by the S&P/
Class C, Class E, Class R1, Class R4, Class R5 and Class S Shares	LSTA Leveraged Loan TR Index, outperforming the Fund’s
lost 3.16%, 3.97%, 3.22%, 2.96%, 3.16%, 3.43%, and 2.92%,	primary benchmark, the Bloomberg Barclays U. S. Aggregate
respectively. This is compared to the Fund’s primary benchmark,	Bond Index. However, the outperformance was partially offset
the Bloomberg Barclays U. S. Aggregate Bond Index, which lost	by non-U. S. equities exposure as non-U. S. developed equities
2.05% during the same period. The Fund’s performance includes	and commodities delivered negative returns, as measured by the
operating expenses, whereas index returns are unmanaged and do	MSCI World ex USA Index Net and Bloomberg Commodity Index
not include expenses of any kind.	Total Return, respectively.
For the fiscal year ended October 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio underperformed
Allocation 30% to 50% Equity Category, a group of funds that	the Fund’s fixed income benchmark. An allocation to the
Morningstar considers to have investment strategies similar	Unconstrained Total Return Fund was additive due to the fact
to those of the Fund, lost 1.09%. This result serves as a peer	that it avoided most of the selloff that occurred as a result of rising
comparison and is expressed net of operating expenses.	rates given its design to be less interest rate sensitive. However, the excess returns were more than offset by the Fund’s allocation
How did market conditions affect the Fund’s performance?	to the Investment Grade Bond Fund as a result of its allocation to
The Fund seeks to achieve its objective by investing in Underlying	currencies and global government bond futures. An allocation to
Funds that provide exposure to a range of diversified investments,	the Strategic Bond Fund also detracted from a benchmark-relative
and most major asset classes invested in by the Underlying Funds	perspective as a result of the Fund’s ex-benchmark allocation to
produced positive absolute returns during the period.	currencies and global government bond futures and overweight to
Within the Fund’s fixed income portfolio, exposure to bank loans	local emerging market debt.
was beneficial as it was among the best-performing segments	While the broader equity markets delivered strong performance
of the fixed income market over the one-year period. Rising	over the period and generally outperformed the Fund’s fixed
interest rates posed challenges to other fixed income assets, as	income benchmark, the equity Underlying Funds generally
well as more interest rate sensitive real assets such as global	underperformed their respective equity benchmarks. The U. S.
infrastructure and global real estate investment trusts (“REITs”) .	Defensive Equity Fund underperformed its benchmark, partially
Despite short term U. S. bond yields rising, income opportunities	resulting from its underweight to the technology sector, which

26 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

was viewed as among the most expensive segments of the U. S.	valuations by adding to the Fund’s allocation to the Global Real
large cap equity market. The U. S. Dynamic Equity Fund also	Estate Securities Fund.
underperformed its benchmark, partially resulting from an	In the second quarter, RIM moved an emerging markets equity
underweight to the largest market capitalization stocks and	overweight to neutral by reducing the Fund’s allocation to
overweight to pro-cyclical areas such as financials, industrials	the Emerging Markets Fund. This decision was informed by a
and energy sectors. The Multifactor International Equity Fund	combination of fading market momentum and less compelling
underperformed its international equity benchmark as a result of	cycle view on impacts from higher U. S. rates and weaker non-
its underweight to health care and overweight to financials and	U. S. growth.
emerging markets.
In addition, RIM reduced the Fund’s exposure to the Global
The alternative assets portion of the Fund’s portfolio provided	Opportunistic Credit Fund and increased the Fund’s exposure to
mixed results compared to the Fund’s fixed income benchmark.	the Unconstrained Total Return Fund in order to reduce exposure
The Global Real Estate Securities Fund outperformed the Fund’s	to credit and increase exposure to securitized assets given a
benchmark and its real estate focused benchmark, as a result of	higher conviction for outperformance.
its stock selection within Australia, Canada and Hong Kong and
underweight to the U. S. retail sector. The Global Infrastructure	RIM’s tactical modifications to the Fund’s asset allocation versus
Fund underperformed the Fund’s fixed income benchmark but	strategic targets were challenged during the period, mainly driven
outperformed its listed infrastructure benchmark. The Commodity	by an overweight to non-U. S. equity and U. S. equity underweight,
Strategies Fund struggled versus its benchmark, though performed	while U. S. equity led global market performance, and the Fund’s
in line with the Fund’s fixed income benchmark.	continued orientation as a risk manager instead of risk taker.
The multi-asset portion of the Fund’s portfolio outperformed the	RIM manages a global real yield positioning strategy and a
Fund’s fixed income benchmark. The Multi-Strategy Income Fund	currency factor positioning strategy for the Fund. Using futures,
benefited from its exposure to bank loans as they were among the	the global high real yield strategy took long positions in high
best-performing segments of the fixed income market over the	quality government bonds whose net-of-inflation yields are
one-year period. Additionally, the Underlying Fund benefited	expected to be relatively high and short positions where net-of-
from large positions in commercial mortgage back securities and	inflation yield is expected to be relatively low. The currency factor
agency interest only strips that add value as interest rates rise.	strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real
Describe any changes to the Fund’s structure or allocation	yield strategy detracted over the period as the long positions,
to the Underlying Funds.	specifically United States Treasuries, underperformed as interest
RIM has the discretion to vary the Fund’s actual allocation from	rates increased and widened compared to the short positions, in
the target strategic asset allocation by up to +/- 5% at the equity,	particular in German bund. With respect to the currency factor
fixed income, multi-asset or alternative category level based on	strategy, the Fund’s exposure to developed market currencies
RIM’s capital markets research. In addition to investing in the	was broadly neutral, while the exposure to emerging market
Underlying Funds, RIM may seek to actively manage a Fund’s	currencies was positive, with contributions from a long Mexican
overall exposures by investing in derivatives that RIM believes	Peso position.

will achieve the desired risk/return profile for the Fund.	The views expressed in this report reflect those of the
RIM continued to operate the Fund as a risk manager rather	portfolio managers only through the end of the period
than risk taker during the period. The Fund maintained an	covered by the report. These views do not necessarily
underweight position in U. S. equity by trimming its exposure	represent the views of RIM, or any other person in RIM or
to the U. S. Defensive Equity Fund relative to RIM’s long-term	any other affiliated organization. These views are subject to
strategic weights, while keeping an overweight position in Europe	change at any time based upon market conditions or other
ex-UK equities relative to RIM’s strategic positioning via the	events, and RIM disclaims any responsibility to update the
Multifactor International Equity Fund.	views contained herein. These views should not be relied on
In the first quarter of 2018, RIM brought an underweight position	as investment advice and, because investment decisions for
in listed REITs back to neutral due to increasingly attractive	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Moderate Strategy Fund 27

Russell Investment Company
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

*** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.

‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

28 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$963.00	$1,022.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.42	$2.50

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$958.70	$1,018.95
	Expenses Paid During Period*	$6.12	$6.31
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$961.80	$1,022.33
of other funds.	Expenses Paid During Period*	$2.82	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Moderate Strategy Fund 29

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$963.50	$1,024.00
Expenses Paid During Period*	$1.19	$1.22

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$963.10	$1,022.74
Expenses Paid During Period*	$2.42	$2.50

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$961.00	$1,021.48
Expenses Paid During Period*	$3.66	$3.77

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$964.10	$1,023.59
Expenses Paid During Period*	$1.58	$1.63

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

30 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.9%
Alternative - 5.8%
Commodity Strategies Fund Class Y		2,076,430		11,317
Global Infrastructure Fund Class Y		627,488		6,501
Global Real Estate Securities Fund Class Y		162,752		5,172
				22,990

Domestic Equities - 8.8%
Multifactor U. S. Equity Fund Class Y		451,421		5,914
U. S. Defensive Equity Fund Class Y		4,257		224
U. S. Dynamic Equity Fund Class Y		92,962		823
U. S. Small Cap Equity Fund Class Y		868,377		27,639
				34,600

Fixed Income - 47.8%
Global Opportunistic Credit Fund Class Y		2,635,689		24,591
Investment Grade Bond Fund Class Y		2,310,666		47,138
Strategic Bond Fund Class Y		8,341,571		85,000
Unconstrained Total Return Fund Class Y		3,192,383		31,764
				188,493

International Equities - 18.3%
Emerging Markets Fund Class Y		1,334,319		23,684
Global Equity Fund Class Y		2,525,117		26,564
Multifactor International Equity Fund Class Y		2,334,262		21,779
				72,027

Multi-Asset - 14.2%
Multi-Strategy Income Fund Class Y		5,778,183		56,048

Total Investments in Affiliated Funds
(cost $356,188)				374,158

Options Purchased - 0.0%
(Number of Contracts)
NASDAQ 100 Index
Bank of America Dec 2018 7,700.00 Call (2,800)	USD	21,560	(ÿ)	56
S&P 500 Index
Goldman Sachs Nov 2018 2,950.00 Call (14,400)	USD	42,480	(ÿ)	5
Total Options Purchased
(cost $918)				61

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)		217,507	(8)	218
Total Short-Term Investments
(cost $218)				218

Total Investments 95.0%
(identified cost $357,324)				374,437

Other Assets and Liabilities, Net - 5.0%				19,532
Net Assets - 100.0%				393,969

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 31

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			26	EUR	2,687	11/18	(45)
Australia 10 Year Government Bond Futures			18	AUD	2,329	12/18	(4)
CAC40 Euro Index Futures			160	EUR	8,144	11/18	(94)
Canada 10 Year Government Bond Futures			33	CAD	4,361	12/18	(44)
DAX Index Futures			23	EUR	6,588	12/18	(422)
Dow Jones U. S. Real Estate Index Futures			174	USD	5,375	12/18	(265)
EURO STOXX 50 Index Futures			153	EUR	4,887	12/18	(234)
FTSE/MIB Index Futures			18	EUR	1,709	12/18	(207)
Hang Seng Index Futures			2	HKD	2,491	11/18	—
IBEX 35 Index Futures			25	EUR	2,222	11/18	(34)
MSCI EAFE Index Futures			65	USD	5,891	12/18	(420)
MSCI Emerging Markets Index Futures			49	USD	2,344	12/18	(170)
MSCI Singapore Index Futures			34	SGD	1,166	11/18	7
OMXS30 Index Futures			119	SEK	18,231	11/18	(16)
S&P 500 E-Mini Index Futures			123	USD	16,673	12/18	(700)
S&P/TSX 60 Index Futures			10	CAD	1,788	12/18	(78)
TOPIX Index Futures			45	JPY	738,450	12/18	(144)
United States 10 Year Treasury Note Futures			56	USD	6,633	12/18	(94)
Short Positions
Euro-Bund Futures			26	EUR	4,167	12/18	8
FTSE 100 Index Futures			20	GBP	1,422	12/18	40
Long Gilt Futures			33	GBP	4,040	12/18	(17)
NASDAQ 100 E-Mini Index Futures			87	USD	12,137	12/18	644
Russell 1000 E-Mini Index Futures			5	USD	375	12/18	29
Russell 2000 E-Mini Index Futures			281	USD	21,242	12/18	3,004
S&P 400 E-Mini Index Futures			3	USD	547	12/18	69
S&P Financial Select Sector Index Futures			107	USD	8,647	12/18	648
SPI 200 Index Futures			4	AUD	580	12/18	26
United States 10 Year Treasury Note Futures			16	USD	1,895	12/18	28
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,515

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	SEK	24,217		USD	2,730	11/26/18	80
Brown Brothers Harriman	EUR	378		USD	439	11/26/18	10
Citigroup	USD	203	AUD		286	12/19/18	(1)
Citigroup	USD	269		EUR	230	12/19/18	(7)
Citigroup	USD	220	MXN		4,315	12/19/18	(9)
Citigroup	CAD	7		USD	5	12/19/18	—
Citigroup	CHF	553		USD	572	12/19/18	21
Citigroup	GBP	1,081		USD	1,415	12/19/18	29
Citigroup	HKD	4,063		USD	518	12/19/18	—
Citigroup	JPY	33,466		USD	303	12/19/18	6
Citigroup	SEK	1,384		USD	154	12/19/18	2
Citigroup	SGD	120		USD	87	12/19/18	—

See accompanying notes which are an integral part of the financial statements.

32 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	ZAR	1,995	USD	129	12/19/18	(5)
Commonwealth Bank of Australia	NOK	5,525	USD	680	11/26/18	24
Royal Bank of Canada	USD	204	AUD	286	12/19/18	(1)
Royal Bank of Canada	USD	269	EUR	230	12/19/18	(7)
Royal Bank of Canada	USD	675	JPY	75,435	11/26/18	(5)
Royal Bank of Canada	USD	220	MXN	4,315	12/19/18	(9)
Royal Bank of Canada	CAD	7	USD	5	12/19/18	—
Royal Bank of Canada	CHF	553	USD	572	12/19/18	20
Royal Bank of Canada	GBP	1,081	USD	1,414	12/19/18	30
Royal Bank of Canada	HKD	4,063	USD	518	12/19/18	—
Royal Bank of Canada	JPY	33,466	USD	303	12/19/18	5
Royal Bank of Canada	SEK	1,384	USD	154	12/19/18	2
Royal Bank of Canada	SGD	120	USD	87	12/19/18	—
Royal Bank of Canada	ZAR	1,995	USD	129	12/19/18	(5)
Standard Chartered	USD	1,589	CAD	2,061	11/26/18	(23)
Standard Chartered	CNY	21,610	USD	3,134	12/19/18	42
State Street	USD	204	NZD	310	11/26/18	(2)
State Street	ILS	2,441	USD	672	11/26/18	15
State Street	INR	27,980	USD	380	12/19/18	4
State Street	KRW	6,606,860	USD	5,868	12/19/18	72
State Street	RUB	83,270	USD	1,168	12/19/18	(90)
State Street	TWD	125,440	USD	4,091	12/19/18	26
Westpac	AUD	662	USD	472	11/26/18	4
Westpac	CHF	200	USD	202	11/26/18	4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						232

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 46,000	3 Month LIBOR + 0.210%(2)	12/21/18	—	3,641	3,641
Total Open Total Return Swap Contracts (å)					—	3,641	3,641

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	8,000	(1.000%)(2)	12/20/23	383	(12)	371
CDX NA High Yield
Index	Bank of America	Purchase	USD	8,700	(5.000%)(2)	12/20/23	(616)	113	(503)
CDX NA Investment
Grade Index	Bank of America	Purchase	USD	16,000	(1.000%)(2)	12/20/23	(303)	48	(255)
Total Open Credit Indices Contracts (å)							(536)	149	(387)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 33

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$374,158	$—	$—	$—	$374,158	94.9
Options Purchased	61	—	—	—	61	—*
Short-Term Investments	—	—	—	218	218	0.1
Total Investments	374,219	—	—	218	374,437	95.0
Other Assets and Liabilities, Net						5.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	4,503	—	—	—	4,503	1.1
Foreign Currency Exchange Contracts	—	396	—	—	396	0.1
Total Return Swap Contracts	—	3,641	—	—	3,641	0.9
Credit Default Swap Contracts	—	371	—	—	371	0.1
'
Liabilities
Futures Contracts	(2,988)	—	—	—	(2,988)	(0.8)
Foreign Currency Exchange Contracts	—	(164)	—	—	(164)	(—)*
Credit Default Swap Contracts	—	(758)	—	—	(758)	(0.2)
Total Other Financial Instruments**	$1,515	$3,486	$—	$—	$5,001

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

34 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$61	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	396	—
Variation margin on futures contracts**	4,467	—	—	36
Total return swap contracts, at fair value	3,641	—	—	—
Credit default swap contracts, at fair value	—	371	—	—
Total	$8,169	$371	$396	$36

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$2,829	$—	$—	$159
Unrealized depreciation on foreign currency exchange contracts	—	—	164	—
Credit default swap contracts, at fair value	—	758	—	—
Total	$2,829	$758	$164	$159
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$4,335	$—	$—	$—
Futures contracts	(4,951)	—	—	856
Options written	102	—	—	—
Total return swap contracts	(8,047)	—	—	—
Credit default swap contracts	—	(649)	—	—
Foreign currency exchange contracts	—	—	36	—
Total	$(8,561)	$(649)	$36	$856

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(1,726)	$—	$—	$—
Futures contracts	1,836	—	—	(467)
Total return swap contracts	5,154	—	—	—
Credit default swap contracts	—	394	—	—
Foreign currency exchange contracts	—	—	(474)	—
Total	$5,264	$394	$(474)	$(467)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 35

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$61	$ — $	61
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	396	—	396
Total Return Swap Contracts	Total return swap contracts, at fair value	3,641	—	3,641
Credit Default Swap Contracts	Credit default swap contracts, at fair value	371	—	371
Total Financial and Derivative Assets		4,469	—	4,469
Financial and Derivative Assets not subject to a netting agreement		(370)	—	(370)
Total Financial and Derivative Assets subject to a netting agreement		$4,099	$ — $	4,099

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$56	$—	$—	$56
Bank of Montreal	79	—	—	79
Barclays	3,641	—	2,660	981
Brown Brothers Harriman	10	—	—	10
Citigroup	59	—	—	59
Commonwealth Bank of Australia	24	—	—	24
Goldman Sachs	5	—	—	5
Royal Bank of Canada	58	22	—	36
Standard Chartered	42	—	—	42
State Street	117	91	—	26
Westpac	8	—	—	8
Total	$4,099	$113	$2,660	$1,326

See accompanying notes which are an integral part of the financial statements.

36 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$164	$ — $	164
Credit Default Swap Contracts	Credit default swap contracts, at fair value	758	—	758
Total Financial and Derivative Liabilities		922	—	922
Financial and Derivative Liabilities not subject to a netting agreement		(758)	—	(758)
Total Financial and Derivative Liabilities subject to a netting agreement		$164	$ — $	164

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Citigroup	23	$—	$—	$ 23
Royal Bank of Canada	27	22	—	5
Standard Chartered	23	—	—	23
State Street	91	91	—	—
Total	$164	$113	$—	$ 51

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 37

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$357,324
Investments, at fair value(>)	374,437
Cash	13,749
Unrealized appreciation on foreign currency exchange contracts	396
Receivables:
Investments sold	368
Fund shares sold	99
From broker(a)(b)(c)	3,986
Variation margin on futures contracts	3,983
Total return swap contracts, at fair value(8)	3,641
Credit default swap contracts, at fair value(+)	371
Total assets	401,030

Liabilities
Payables:
Due to broker (d)	5,326
Fund shares redeemed	388
Accrued fees to affiliates	247
Other accrued expenses	56
Variation margin on futures contracts	122
Unrealized depreciation on foreign currency exchange contracts	164
Credit default swap contracts, at fair value(+)	758
Total liabilities	7,061

Net Assets	$393,969

See accompanying notes which are an integral part of the financial statements.

38 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$17,336
Shares of beneficial interest	397
Additional paid-in capital	376,236
Net Assets	$393,969

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.59
Class A — Net assets	$136,011,004
Class A — Shares outstanding ($. 01 par value)	13,631,723
Net asset value per share: Class C(#)	$9.81
Class C — Net assets	$143,103,359
Class C — Shares outstanding ($. 01 par value)	14,580,999
Net asset value per share: Class E(#)	$10.01
Class E — Net assets	$5,676,099
Class E — Shares outstanding ($. 01 par value)	567,138
Net asset value per share: Class R1(#)	$10.04
Class R1 — Net assets	$6,003,435
Class R1 — Shares outstanding ($. 01 par value)	597,692
Net asset value per share: Class R4(#)	$10.00
Class R4 — Net assets	$16,914,660
Class R4 — Shares outstanding ($. 01 par value)	1,692,058
Net asset value per share: Class R5(#)	$10.04
Class R5 — Net assets	$11,198,720
Class R5 — Shares outstanding ($. 01 par value)	1,115,140
Net asset value per share: Class S(#)	$10.03
Class S — Net assets	$75,062,143
Class S — Shares outstanding ($. 01 par value)	7,480,111
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(536)
(>) Investments in affiliated funds	$374,376

(a) Receivable from Broker for Futures	$1,800
(b) Receivable from Broker for Swaps	$934
(c) Receivable from Broker for Options	$1,252
(d) Due to Broker for Swaps	$5,326
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 39

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$15,188

Expenses
Advisory fees	908
Administrative fees	193
Custodian fees	70
Distribution fees - Class A	386
Distribution fees - Class C	1,268
Distribution fees - Class R5	32
Transfer agent fees - Class A	309
Transfer agent fees - Class C	338
Transfer agent fees - Class E	13
Transfer agent fees - Class R1	15
Transfer agent fees - Class R4	39
Transfer agent fees - Class R5	26
Transfer agent fees - Class S	168
Professional fees	46
Registration fees	87
Shareholder servicing fees - Class C	423
Shareholder servicing fees - Class E	16
Shareholder servicing fees - Class R4	49
Shareholder servicing fees - Class R5	32
Trustees’ fees	15
Printing fees	43
Miscellaneous	17
Expenses before reductions	4,493
Expense reductions	(1,125)
Net expenses	3,368
Net investment income (loss)	11,820

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,335
Investments in affiliated funds	3,404
Futures contracts	(4,095)
Options written	102
Foreign currency exchange contracts	36
Total return swap contracts	(8,047)
Credit default swap contracts	(649)
Foreign currency-related transactions	62
Capital gain distributions from affiliated funds	6,333
Net realized gain (loss)	1,481
Net change in unrealized appreciation (depreciation) on:
Investments	(1,726)
Investments in affiliated funds	(32,347)
Futures contracts	1,369
Foreign currency exchange contracts	(474)
Total return swap contracts	5,154
Credit default swap contracts	394
Foreign currency-related transactions	14
Net change in unrealized appreciation (depreciation)	(27,616)

See accompanying notes which are an integral part of the financial statements.

40 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Net realized and unrealized gain (loss)	(26,135)
Net Increase (Decrease) in Net Assets from Operations	$(14,315)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 41

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,820	$12,130
Net realized gain (loss)	1,481	7,287
Net change in unrealized appreciation (depreciation)	(27,616)	22,366
Net increase (decrease) in net assets from operations	(14,315)	41,783

Distributions (i)
To shareholders
Class A	(5,623)	(13,001)
Class C	(5,401)	(15,168)
Class E	(227)	(656)
Class R1	(326)	(1,412)
Class R4	(714)	(1,850)
Class R5	(464)	(1,189)
Class S	(3,184)	(7,485)
Net decrease in net assets from distributions	(15,939)	(40,761)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(74,336)	(88,091)
Total Net Increase (Decrease) in Net Assets	(104,590)	(87,069)

Net Assets
Beginning of period	498,559	585,628
End of period (ii)	$393,969	$498,559

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, R1, R4, R5, R6 and S were $3,979, $3,931, $190,
$437, $556, $341 and $2,364, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, R1, R4, R5, R6 and S were
$9,022, $11,237, $466, $975, $1,294, $848 and $5,121, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $958. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

42 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,034	$10,793	1,121	$11,470
Proceeds from reinvestment of distributions	534	5,534	1,296	12,842
Payments for shares redeemed	(3,687)	(38,330)	(3,800)	(39,243)
Net increase (decrease)	(2,119)	(22,003)	(1,383)	(14,931)
Class C
Proceeds from shares sold	1,145	11,767	1,534	15,669
Proceeds from reinvestment of distributions	527	5,390	1,534	15,013
Payments for shares redeemed	(4,999)	(51,070)	(6,591)	(67,228)
Net increase (decrease)	(3,327)	(33,913)	(3,523)	(36,546)
Class E
Proceeds from shares sold	91	951	70	728
Proceeds from reinvestment of distributions	22	227	66	649
Payments for shares redeemed	(167)	(1,726)	(399)	(4,052)
Net increase (decrease)	(54)	(548)	(263)	(2,675)
Class R1
Proceeds from shares sold	115	1,205	217	2,246
Proceeds from reinvestment of distributions	31	325	142	1,415
Payments for shares redeemed	(445)	(4,670)	(1,341)	(13,802)
Net increase (decrease)	(299)	(3,140)	(982)	(10,141)
Class R4
Proceeds from shares sold	210	2,193	233	2,424
Proceeds from reinvestment of distributions	69	715	187	1,853
Payments for shares redeemed	(497)	(5,139)	(1,064)	(11,027)
Net increase (decrease)	(218)	(2,231)	(644)	(6,750)
Class R5
Proceeds from shares sold	155	1,615	229	2,375
Proceeds from reinvestment of distributions	44	464	120	1,189
Payments for shares redeemed	(440)	(4,591)	(644)	(6,702)
Net increase (decrease)	(241)	(2,512)	(295)	(3,138)
Class S
Proceeds from shares sold	1,654	17,248	1,739	18,009
Proceeds from reinvestment of distributions	302	3,141	744	7,411
Payments for shares redeemed	(2,912)	(30,378)	(3,795)	(39,330)
Net increase (decrease)	(956)	(9,989)	(1,312)	(13,910)
Total increase (decrease)	(7,214)	$(74,336)	(8,402)	$(88,091)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 43

Russell Investment Company
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	10.68	. 29	(. 62)	(. 33)	(. 26)	(. 11)
October 31, 2017	10.63	. 25	. 59	. 84	(. 24)	(. 55)
October 31, 2016	11.58	. 27	. 25	. 52	(. 30)	(1.17)
October 31, 2015	12.02	. 31	(. 31)	—	(. 31)	(. 13)
October 31, 2014	11.59	. 17	. 43	. 60	(. 17)	—

Class C
October 31, 2018	10.53	. 22	(. 63)	(. 41)	(. 20)	(. 11)
October 31, 2017	10.51	. 18	. 57	. 75	(. 18)	(. 55)
October 31, 2016	11.46	. 19	. 25	. 44	(. 22)	(1.17)
October 31, 2015	11.90	. 22	(. 31)	(. 09)	(. 22)	(. 13)
October 31, 2014	11.49	. 08	. 42	. 50	(. 09)	—

Class E
October 31, 2018	10.71	. 28	(. 61)	(. 33)	(. 26)	(. 11)
October 31, 2017	10.66	. 29	. 54	. 83	(. 23)	(. 55)
October 31, 2016	11.60	. 27	. 25	. 52	(. 29)	(1.17)
October 31, 2015	12.04	. 36	(. 37)	(. 01)	(. 30)	(. 13)
October 31, 2014	11.61	. 18	. 42	. 60	(. 17)	—

Class R1
October 31, 2018	10.74	. 36	(. 67)	(. 31)	(. 28)	(. 11)
October 31, 2017	10.68	. 36	. 50	. 86	(. 25)	(. 55)
October 31, 2016	11.62	. 34	. 21	. 55	(. 32)	(1.17)
October 31, 2015	12.07	. 36	(. 34)	. 02	(. 34)	(. 13)
October 31, 2014	11.63	. 23	. 42	. 65	(. 21)	—

Class R4(1)
October 31, 2018	10.70	. 30	(. 63)	(. 33)	(. 26)	(. 11)
October 31, 2017	10.64	. 27	. 57	. 84	(. 23)	(. 55)
October 31, 2016	11.59	. 28	. 24	. 52	(. 30)	(1.17)
October 31, 2015	12.03	. 33	(. 33)	—	(. 31)	(. 13)
October 31, 2014	11.60	. 20	. 41	. 61	(. 18)	—

Class R5(2)
October 31, 2018	10.75	. 28	(. 64)	(. 36)	(. 24)	(. 11)
October 31, 2017	10.70	. 24	. 57	. 81	(. 21)	(. 55)
October 31, 2016	11.64	. 25	. 25	. 50	(. 27)	(1.17)
October 31, 2015	12.08	. 32	(. 35)	(. 03)	(. 28)	(. 13)
October 31, 2014	11.64	. 17	. 42	. 59	(. 15)	—

Class S
October 31, 2018	10.73	. 32	(. 63)	(. 31)	(. 28)	(. 11)
October 31, 2017	10.67	. 28	. 58	. 86	(. 25)	(. 55)
October 31, 2016	11.62	. 29	. 24	. 53	(. 31)	(1.17)
October 31, 2015	12.06	. 34	(. 32)	. 02	(. 33)	(. 13)
October 31, 2014	11.63	. 20	. 43	. 63	(. 20)	—

See accompanying notes which are an integral part of the financial statements.

44 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(g)	Net(e)(g)	Net Assets(b)(e)	Turnover Rate

(. 37)	9.98	(3.16)	136,011	. 75	. 49	2.83	15
(. 79)	10.68	8.49	168,192	. 76	. 49	2.45	13
(1.47)	10.63	5.29	182,049	. 74	. 49	2.58	34
(. 44)	11.58	(. 04)	202,107	. 74	. 51	2.61	32
(. 17)	12.02	5.19	222,875	. 73	. 56	1.45	14

(. 31)	9.81	(3.97)	143,103	1.50	1.24	2.11	15
(. 73)	10.53	7.72	188,512	1.51	1.24	1.79	13
(1.39)	10.51	4.53	225,204	1.49	1.24	1.83	34
(. 35)	11.46	(. 80)	265,698	1.49	1.26	1.88	32
(. 09)	11.90	4.39	301,445	1.48	1.31	. 70	14

(. 37)	10.01	(3.22)	5,676	. 75	. 57	2.72	15
(. 78)	10.71	8.38	6,653	. 76	. 57	2.82	13
(1.46)	10.66	5.26	9,421	. 74	. 57	2.62	34
(. 43)	11.60	(. 14)	13,559	. 73	. 56	3.07	32
(. 17)	12.04	5.18	37,485	. 73	. 56	1.51	14

(. 39)	10.04	(2.96)	6,003	. 50	. 24	3.45	15
(. 80)	10.74	8.75	9,637	. 51	. 24	3.43	13
(1.49)	10.68	5.60	20,069	. 49	. 24	3.23	34
(. 47)	11.62	. 18	36,011	. 49	. 21	3.07	32
(. 21)	12.07	5.67	53,016	. 48	. 17	1.92	14

(. 37)	10.00	(3.16)	16,915	. 75	. 49	2.86	15
(. 78)	10.70	8.56	20,436	. 76	. 49	2.61	13
(1.47)	10.64	5.26	27,183	. 74	. 49	2.64	34
(. 44)	11.59	(. 01)	32,895	. 74	. 46	2.80	32
(. 18)	12.03	5.31	45,828	. 73	. 42	1.68	14

(. 35)	10.04	(3.43)	11,199	1.00	. 74	2.67	15
(. 76)	10.75	8.21	14,578	1.01	. 74	2.28	13
(1.44)	10.70	5.06	17,668	. 99	. 74	2.39	34
(. 41)	11.64	(. 27)	23,915	. 99	. 71	2.70	32
(. 15)	12.08	5.10	36,598	. 98	. 67	1.46	14

(. 39)	10.03	(2.92)	75,062	. 50	. 32	3.04	15
(. 80)	10.73	8.69	90,551	. 51	. 32	2.69	13
(1.48)	10.67	5.43	104,034	. 49	. 32	2.77	34
(. 46)	11.62	. 16	125,274	. 49	. 31	2.89	32
(. 20)	12.06	5.44	147,870	. 48	. 31	1.71	14

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 45

Russell Investment Company
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$19,264
Administration fees	14,562
Distribution fees	125,629
Shareholder servicing fees	38,552
Transfer agent fees	46,697
Trustee fees	2,028
$246,732

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$14,865	$533	$3,741	$(2,521	) $	2,181	$11,317	$225	$—
Global Infrastructure Fund	14,452	1,503	7,770	812		(2,496)	6,501	757	599
Global Real Estate Securities Fund	679	6,221	1,352	(8)		(368)	5,172	176	33
Multifactor U. S. Equity Fund	7,957	572	2,581	307		(341)	5,914	148	380
U. S. Defensive Equity Fund	292	29	92	6		(11)	224	8	20
U. S. Dynamic Equity Fund	1,122	307	343	20		(283)	823	173	127
U. S. Small Cap Equity Fund	37,690	4,149	11,808	653		(3,045)	27,639	1,703	2,409
Global Opportunistic Credit Fund	61,521	2,564	36,780	2,414		(5,128)	24,591	2,455	—
Investment Grade Bond Fund	60,514	1,380	12,192	(415)		(2,149)	47,138	1,156	—
Strategic Bond Fund	109,240	2,836	21,920	(198)		(4,958)	85,000	2,381	—
Unconstrained Total Return Fund	24,815	16,097	9,056	(24)		(68)	31,764	928	—
Emerging Markets Fund	31,570	1,292	5,263	1,127		(5,042)	23,684	395	—
Global Equity Fund	33,923	5,463	9,360	908		(4,370)	26,564	1,394	2,555
Multifactor International Equity Fund	29,305	1,322	6,455	427		(2,820)	21,779	747	—
Multi-Strategy Income Fund	59,566	19,557	19,522	(104)		(3,449)	56,048	2,537	210
U. S. Cash Management Fund	891	4,953	5,626	—		—	218	5	—
	$488,402	$68,778	$153,861	$3,404		$(32,347)	$374,376	$15,188	$6,333

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$363,901,004
Unrealized Appreciation	$14,905,957
Unrealized Depreciation	(5,285,398)
Net Unrealized Appreciation (Depreciation)	$9,620,559
Undistributed Ordinary Income	$6,441,014
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$1,207,949
Tax Composition of Distributions
Ordinary Income	$10,716,721
Long-Term Capital Gains	$5,222,028

See accompanying notes which are an integral part of the financial statements.

46 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Federal Income Taxes, continued

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 47

Russell Investment Company
Balanced Strategy Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Balanced Strategy Fund - Class A‡			Balanced Strategy Fund - Class R5‡‡‡
	Total			Total
	Return			Return
1 Year	(9.04)%		1 Year	(3.81)%
5 Years	2.45	%§	5 Years	3.41	%§
10 Years	6.64	%§	10 Years	7.05	%§

Balanced Strategy Fund - Class C			Balanced Strategy Fund - Class S
	Total			Total
	Return			Return
1 Year	(4.26)%		1 Year	(3.37)%
5 Years	2.89	%§	5 Years	3.83	%§
10 Years	6.46	%§	10 Years	7.49	%§

Balanced Strategy Fund - Class E			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	(3.67)%		1 Year	(2.05)%
5 Years	3.57	%§	5 Years	1.83	%§
			10 Years	3.94	%§
10 Years	7.22	%§
			Russell 1000® Index***
Balanced Strategy Fund - Class R1				Total
	Total			Return
	Return		1 Year	6.98%
1 Year	(3.32)%		5 Years	11.05	%§
			10 Years	13.42	%§
5 Years	3.92	%§
10 Years	7.59	%§
			MSCI World ex USA Index (Net)****
				Total
Balanced Strategy Fund - Class R4‡‡				Return
	Total		1 Year	(6.76)%
	Return		5 Years	1.86	%§
1 Year	(3.55)%		10 Years	6.77	%§
5 Years	3.65	%§
10 Years	7.32	%§

48 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Balanced Strategy Fund (the “Fund”) is a fund of funds	around the globe continued to shrink in the generally low-yield
that invests principally in other Russell Investment Company	environment as credit spreads continued to tighten.
mutual funds (the “Underlying Funds”) . Certain Underlying	The U. S. equity market, as broadly measured by the Russell 3000®
Funds employ a multi-manager approach whereby portions of	Index, was up 6.17% over the period. From a style perspective,
the Underlying Funds are allocated to different money manager	growth outperformed value. From a sector perspective, information
strategies. Underlying Fund assets not allocated to money	technology, healthcare, and consumer discretionary stocks
managers are managed by Russell Investment Management, LLC	outperformed. The Fund’s strategic exposure to global equities
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as	hindered performance over the period as international markets
the Underlying Funds’ advisor, may change the allocation of the	and emerging markets lagged due to political uncertainties,
Underlying Funds’ assets among money managers at any time. An	slower economic growth, and trade war concerns.
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager	How did the investment strategies and techniques employed
in an Underlying Fund at any time, subject to approval by the	by the Fund and the Underlying Funds affect the Fund’s
Underlying Fund’s Board, without a shareholder vote. Pursuant to	performance?
the terms of the exemptive order, an Underlying Fund is required	The Fund is a fund of funds and its performance is based on RIM’s
to notify its shareholders within 90 days of when a money manager	strategic asset allocations, the performance of the Underlying
begins providing services.	Funds in which the Fund invests, and tactical changes in the
What is the Fund’s investment objective?	Fund’s asset allocation throughout the year. In order to seek to
The Fund seeks to provide above average long term capital	achieve the Fund’s objective during the period, RIM’s strategic
appreciation and a moderate level of current income.	asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
How did the Fund perform relative to its benchmark for the	The Fund’s diverse asset allocation contributed positively to
fiscal year ended October 31, 2018?	performance during the period. Non-traditional asset classes
For the fiscal year ended October 31, 2018, the Fund’s Class A,	such as bank loans returned 4.54%, as measured by the S&P/
Class C, Class E, Class R1, Class R4, Class R5 and Class S Shares	LSTA Leveraged Loan TR Index, outperforming the Fund’s
lost 3.52%, 4.26%, 3.67%, 3.32%, 3.55%, 3.81%, and 3.37%,	primary benchmark, the Bloomberg Barclays U. S. Aggregate
respectively. This is compared to the Fund’s primary benchmark,	Bond Index. However, the outperformance was partially offset
the Bloomberg Barclays U. S. Aggregate Bond Index, which lost	by non-U. S. equities exposure as non-U. S. developed equities
2.05% during the same period. The Fund’s performance includes	and commodities delivered negative returns, as measured by the
operating expenses, whereas index returns are unmanaged and do	MSCI World ex USA Index Net and Bloomberg Commodity Index
not include expenses of any kind.	Total Return, respectively.
For the fiscal year ended October 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio underperformed
Allocation-50% to 70% Equity Category, a group of funds that	the Fund’s fixed income benchmark. An allocation to the
Morningstar considers to have investment strategies similar to	Unconstrained Total Return Fund was additive due to the fact
those of the Fund, gained 0.42%. This result serves as a peer	that it avoided most of the selloff that occurred as a result of rising
comparison and is expressed net of operating expenses.	rates given its design to be less interest rate sensitive. However, the excess returns were more than offset by the Fund’s allocation
How did market conditions affect the Fund’s performance?	to the Investment Grade Bond Fund as a result of its allocation to
The Fund seeks to achieve its objective by investing in Underlying	currencies and global government bond futures. An allocation to
Funds that provide exposure to a range of diversified investments,	the Strategic Bond Fund also detracted from a benchmark-relative
and most major asset classes invested in by the Underlying Funds	perspective as a result of the Fund’s ex-benchmark allocation to
produced positive absolute returns during the period.	currencies and global government bond futures and overweight to
Within the Fund’s fixed income portfolio, exposure to bank loans	local emerging market debt.
was beneficial as it was among the best-performing segments	While the broader equity markets delivered strong performance
of the fixed income market over the one-year period. Rising	over the period and generally outperformed the Fund’s fixed
interest rates posed challenges to other fixed income assets, as	income benchmark, the equity Underlying Funds generally
well as more interest rate sensitive real assets such as global	underperformed their respective equity benchmarks. The U. S.
infrastructure and global real estate investment trusts (“REITs”) .	Defensive Equity Fund underperformed its benchmark, partially
Despite short term U. S. bond yields rising, income opportunities	resulting from its underweight to the technology sector, which

Balanced Strategy Fund 49

Russell Investment Company
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

was viewed as among the most expensive segments of the U. S.	the Emerging Markets Fund. This decision was informed by a
large cap equity market. The U. S. Dynamic Equity Fund also	combination of fading market momentum and less compelling
underperformed its benchmark, partially resulting from an	cycle view on impacts from higher U. S. rates and weaker non-
underweight to the largest market capitalization stocks and	U. S. growth.
overweight to pro-cyclical areas such as financials, industrials	In addition, RIM reduced the Fund’s exposure to the Global
and energy sectors. The Multifactor International Equity Fund	Opportunistic Credit Fund and increased the Fund’s exposure to
underperformed its international equity benchmark as a result of	the Unconstrained Total Return Fund in order to reduce exposure
its underweight to health care and overweight to financials and	to credit and increase exposure to securitized assets given a
emerging markets.	higher conviction for outperformance.
The alternative assets portion of the Fund’s portfolio provided	RIM’s tactical modifications to the Fund’s asset allocation versus
mixed results compared to the Fund’s fixed income benchmark.	strategic targets were challenged during the period, mainly driven
The Global Real Estate Securities Fund outperformed the Fund’s	by an overweight to non-U. S. equity and U. S. equity underweight,
benchmark and its real estate focused benchmark, as a result of	while U. S. equity led global market performance, and the Fund’s
its stock selection within Australia, Canada and Hong Kong and	continued orientation as a risk manager instead of risk taker.
underweight to the U. S. retail sector. The Global Infrastructure
Fund underperformed the Fund’s fixed income benchmark but	RIM manages a global real yield positioning strategy and a
outperformed its listed infrastructure benchmark. The Commodity	currency factor positioning strategy for the Fund. Using futures,
Strategies Fund struggled versus its benchmark, though performed	the global high real yield strategy took long positions in high
in line with the Fund’s fixed income benchmark.	quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
Describe any changes to the Fund’s structure or allocation	inflation yield is expected to be relatively low. The currency factor
to the Underlying Funds.	strategy utilized currency forward contracts to take long and short
RIM has the discretion to vary the Fund’s actual allocation from	positions in global foreign exchange markets. The global real
the target strategic asset allocation by up to +/- 5% at the equity,	yield strategy detracted over the period as the long positions,
fixed income, multi-asset or alternative category level based on	specifically United States Treasuries, underperformed as interest
RIM’s capital markets research. In addition to investing in the	rates increased and widened compared to the short positions, in
Underlying Funds, RIM may seek to actively manage a Fund’s	particular in German bund. With respect to the currency factor
overall exposures by investing in derivatives that RIM believes	strategy, the Fund’s exposure to developed market currencies
will achieve the desired risk/return profile for the Fund.	was broadly neutral, while the exposure to emerging market
RIM continued to operate the Fund as a risk manager rather	currencies was positive, with contributions from a long Mexican
than risk taker during the period. The Fund maintained an	Peso position.
underweight position in U. S. equity by trimming its exposure	The views expressed in this report reflect those of the
to the U. S. Defensive Equity Fund relative to RIM’s long-term	portfolio managers only through the end of the period
strategic weights, while keeping an overweight position in Europe	covered by the report. These views do not necessarily
ex-UK equities relative to RIM’s strategic positioning via the	represent the views of RIM, or any other person in RIM or
Multifactor International Equity Fund.	any other affiliated organization. These views are subject to
In the first quarter of 2018, RIM brought an underweight position	change at any time based upon market conditions or other
in listed REITs back to neutral due to increasingly attractive	events, and RIM disclaims any responsibility to update the
valuations by adding to the Fund’s allocation to the Global Real	views contained herein. These views should not be relied on
Estate Securities Fund.	as investment advice and, because investment decisions for
In the second quarter, RIM moved an emerging markets equity	a Russell Investment Company (“RIC”) Fund are based on
overweight to neutral by reducing the Fund’s allocation to	numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

50 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.

*** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

**** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.

‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Balanced Strategy Fund 51

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$953.90	$1,022.84
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.31	$2.40

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$950.00	$1,019.06
	Expenses Paid During Period*	$6.00	$6.21
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$952.80	$1,022.33
of other funds.	Expenses Paid During Period*	$2.81	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

52 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$954.60	$1,023.89
Expenses Paid During Period*	$1.28	$1.33

* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$953.00	$1,022.63
Expenses Paid During Period*	$2.51	$2.60

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$952.60	$1,021.37
Expenses Paid During Period*	$3.74	$3.87

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$954.40	$1,023.59
Expenses Paid During Period*	$1.58	$1.63

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Balanced Strategy Fund 53

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 94.2%
Alternative - 6.6%
Commodity Strategies Fund Class Y		9,667,960		52,691
Global Infrastructure Fund Class Y		3,020,487		31,292
Global Real Estate Securities Fund Class Y		848,536		26,966
				110,949

Domestic Equities - 9.2%
Multifactor U. S. Equity Fund Class Y		1,778,841		23,303
U. S. Defensive Equity Fund Class Y		592,614		31,118
U. S. Dynamic Equity Fund Class Y		1,315,117		11,639
U. S. Small Cap Equity Fund Class Y		2,765,652		88,030
				154,090

Fixed Income - 33.2%
Global Opportunistic Credit Fund Class Y		6,974,785		65,075
Strategic Bond Fund Class Y		36,978,227		376,808
Unconstrained Total Return Fund Class Y		11,586,221		115,283
				557,166

International Equities - 37.3%
Emerging Markets Fund Class Y		7,169,176		127,253
Global Equity Fund Class Y		27,999,882		294,560
Multifactor International Equity Fund Class Y		21,860,394		203,957
				625,770

Multi-Asset - 7.9%
Multi-Strategy Income Fund Class Y		13,565,795		131,588

Total Investments in Affiliated Funds
(cost $1,483,811)				1,579,563

Options Purchased - 0.0%
(Number of Contracts)
NASDAQ 100 Index
Bank of America Dec 2018 7,700.00 Call (16,100)	USD	123,970 (ÿ)		320
S&P 500 Index
Goldman Sachs Nov 2018 2,950.00 Call (82,300)	USD	242,785 (ÿ)		30
Total Options Purchased
(cost $5,266)				350

Short-Term Investments - 0.1%
U. S. Cash Management Fund (@)		1,432,007	(8)	1,432
Total Short-Term Investments
(cost $1,432)				1,432

Total Investments 94.3%
(identified cost $1,490,509)				1,581,345

Other Assets and Liabilities, Net - 5.7%				95,028
Net Assets - 100.0%				1,676,373

See accompanying notes which are an integral part of the financial statements.

54 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts
Amounts in thousands (except contract amounts)

					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	134	EUR	13,850	11/18	(242)
Australia 10 Year Government Bond Futures	153	AUD	19,800	12/18	(34)
CAC40 Euro Index Futures	808	EUR	41,127	11/18	(476)
Canada 10 Year Government Bond Futures	272	CAD	35,945	12/18	(362)
DAX Index Futures	119	EUR	34,086	12/18	(2,184)
Dow Jones U. S. Real Estate Index Futures	1,061	USD	32,774	12/18	(1,615)
EURO STOXX 50 Index Futures	772	EUR	24,658	12/18	(1,178)
FTSE/MIB Index Futures	94	EUR	8,923	12/18	(1,080)
IBEX 35 Index Futures	128	EUR	11,375	11/18	(174)
MSCI Emerging Markets Index Futures	11	USD	526	12/18	(38)
OMXS30 Index Futures	598	SEK	91,614	11/18	(81)
S&P 500 E-Mini Index Futures	904	USD	122,542	12/18	(4,497)
TOPIX Index Futures	263	JPY	4,315,829	12/18	(846)
United States 5 Year Treasury Note Futures	117	USD	13,149	12/18	(15)
United States 10 Year Treasury Note Futures	466	USD	55,192	12/18	(786)
Short Positions
Euro-Bund Futures	213	EUR	34,135	12/18	60
FTSE 100 Index Futures	267	GBP	18,986	12/18	536
Hang Seng Index Futures	15	HKD	18,683	11/18	(6)
Long Gilt Futures	278	GBP	34,030	12/18	(133)
MSCI Singapore Index Futures	20	SGD	686	11/18	(6)
NASDAQ 100 E-Mini Index Futures	532	USD	74,219	12/18	4,063
Russell 1000 E-Mini Index Futures	39	USD	2,923	12/18	229
S&P 400 E-Mini Index Futures	20	USD	3,650	12/18	458
S&P Financial Select Sector Index Futures	295	USD	23,840	12/18	1,786
S&P/TSX 60 Index Futures	29	CAD	5,186	12/18	227
SPI 200 Index Futures	169	AUD	24,497	12/18	1,080
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,314)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	6,736	USD	4,796	12/19/18	23
Bank of Montreal	CAD	2,821	USD	2,147	12/19/18	2
Bank of Montreal	EUR	7,746	USD	9,054	12/19/18	243
Bank of Montreal	GBP	4,221	USD	5,520	12/19/18	112
Bank of Montreal	JPY	321,651	USD	2,916	12/19/18	54
Bank of Montreal	SEK	206,373	USD	23,266	11/26/18	673
Brown Brothers Harriman	EUR	3,220	USD	3,740	11/26/18	86
Citigroup	AUD	6,736	USD	4,790	12/19/18	17
Citigroup	CAD	2,821	USD	2,148	12/19/18	3
Citigroup	EUR	7,746	USD	9,050	12/19/18	240
Citigroup	GBP	4,221	USD	5,526	12/19/18	118
Citigroup	JPY	321,651	USD	2,915	12/19/18	53

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 55

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	NOK	47,083	USD	5,795	11/26/18	204
Royal Bank of Canada	USD	5,749	JPY	642,843	11/26/18	(42)
Royal Bank of Canada	AUD	6,736	USD	4,794	12/19/18	21
Royal Bank of Canada	CAD	2,821	USD	2,147	12/19/18	2
Royal Bank of Canada	EUR	7,746	USD	9,055	12/19/18	244
Royal Bank of Canada	GBP	4,221	USD	5,521	12/19/18	114
Royal Bank of Canada	JPY	321,651	USD	2,914	12/19/18	53
Standard Chartered	USD	13,542	CAD	17,565	11/26/18	(194)
Standard Chartered	CNY	131,070	USD	19,008	12/19/18	255
State Street	USD	1,379	CHF	1,333	12/19/18	(49)
State Street	USD	2,257	MXN	44,160	12/19/18	(99)
State Street	USD	4,739	NOK	39,620	12/19/18	(29)
State Street	USD	1,740	NZD	2,638	11/26/18	(18)
State Street	AUD	6,736	USD	4,792	12/19/18	19
State Street	BRL	40,640	USD	9,808	12/19/18	(1,068)
State Street	CAD	2,821	USD	2,147	12/19/18	2
State Street	EUR	7,746	USD	9,050	12/19/18	239
State Street	GBP	4,221	USD	5,523	12/19/18	115
State Street	HKD	50,266	USD	6,415	12/19/18	(4)
State Street	ILS	20,803	USD	5,730	11/26/18	127
State Street	INR	311,930	USD	4,232	12/19/18	45
State Street	JPY	321,651	USD	2,915	12/19/18	53
State Street	KRW	43,994,090	USD	39,077	12/19/18	480
State Street	RUB	502,590	USD	7,049	12/19/18	(536)
State Street	SEK	19,541	USD	2,173	12/19/18	28
State Street	SGD	7,834	USD	5,689	12/19/18	27
State Street	TRY	14,100	USD	2,048	12/19/18	(403)
State Street	TWD	611,760	USD	19,954	12/19/18	125
State Street	ZAR	37,840	USD	2,455	12/19/18	(95)
Westpac	AUD	5,639	USD	4,026	11/26/18	32
Westpac	AUD	6,736	USD	4,790	12/19/18	17
Westpac	CAD	2,821	USD	2,147	12/19/18	2
Westpac	CHF	1,700	USD	1,724	11/26/18	32
Westpac	EUR	7,746	USD	9,052	12/19/18	242
Westpac	GBP	4,221	USD	5,524	12/19/18	116
Westpac	JPY	321,651	USD	2,915	12/19/18	53
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						1,734

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 309,200	3 Month LIBOR + 0.210%(2)	12/21/18	—	24,475	24,475
Total Open Total Return Swap Contracts (å)					—	24,475	24,475

See accompanying notes which are an integral part of the financial statements.

56 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	25,700	(1.000%)(2)	12/20/23	1,229	(38)	1,191
CDX NA High Yield Index	Bank of America	Sell	USD	100	5.000%(2)	12/20/23	7	(1)	6
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	40,500	(1.000%)(2)	12/20/23	(767)	123	(644)
Total Open Credit Indices Contracts (å)							469	84	553

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$1,579,563	$—	$—	$—	$1,579,563	94.2
Options Purchased	350	—	—	—	350	—*
Short-Term Investments	—	—	—	1,432	1,432	0.1
Total Investments	1,579,913	—	—	1,432	1,581,345	94.3
Other Assets and Liabilities, Net						5.7
						100.0
Other Financial Instruments
Assets
Futures Contracts	8,439	—	—	—	8,439	0.5
Foreign Currency Exchange Contracts	—	4,271	—	—	4,271	0.3
Total Return Swap Contracts	—	24,475	—	—	24,475	1.5
Credit Default Swap Contracts	—	1,197	—	—	1,197	0.1
'
Liabilities
Futures Contracts	(13,753)	—	—	—	(13,753)	(0.8)
Foreign Currency Exchange Contracts	—	(2,537)	—	—	(2,537)	(0.2)
Credit Default Swap Contracts	—	(644)	—	—	(644)	(—)*
Total Other Financial Instruments**	$(5,314)	$26,762	$—	$—	$21,448

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 57

Russell Investment Company
Balanced Strategy Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$350	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	4,271	—
Variation margin on futures contracts**	8,379	—	—	60
Total return swap contracts, at fair value	24,475	—	—	—
Credit default swap contracts, at fair value	—	1,197	—	—
Total	$33,204	$1,197	$4,271	$60

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$12,423	$—	$—	$1,330
Unrealized depreciation on foreign currency exchange contracts	—	—	2,537	—
Credit default swap contracts, at fair value	—	644	—	—
Total	$12,423	$644	$2,537	$1,330
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$31,934	$—	$—	$—
Futures contracts	(19,442)	—	—	(537)
Options written	2,508	—	—	—
Total return swap contracts	(59,878)	—	—	—
Credit default swap contracts	—	(53)	—	—
Foreign currency exchange contracts	—	—	11,628	—
Total	$(44,878)	$(53)	$11,628	$(537)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(10,709)	$—	$—	$—
Futures contracts	(3,157)	—	—	(1,691)
Total return swap contracts	34,508	—	—	—
Credit default swap contracts	—	250	—	—
Foreign currency exchange contracts	—	—	(5,601)	—
Total	$20,642	$250	$(5,601)	$(1,691)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$350	$ — $	350
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	4,271	—	4,271
Total Return Swap Contracts	Total return swap contracts, at fair value	24,475	—	24,475
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,197	—	1,197
Total Financial and Derivative Assets		30,293	—	30,293
Financial and Derivative Assets not subject to a netting agreement		(1,197)	—	(1,197)
Total Financial and Derivative Assets subject to a netting agreement		$29,096	$ — $	29,096

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$321	$—	$—	$321
Bank of Montreal	1,107	—	—	1,107
Barclays	24,475	—	—	24,475
Brown Brothers Harriman	86	—	—	86
Citigroup	431	—	—	431
Commonwealth Bank of Australia	204	—	—	204
Goldman Sachs	30	—	30	—
Royal Bank of Canada	433	—	—	433
Standard Chartered	255	—	—	255
State Street	1,260	1,152	108	—
Westpac	494	—	—	494
Total	$29,096	$1,152	$138	$27,806

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 59

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$2,537	$ — $	2,537
Credit Default Swap Contracts	Credit default swap contracts, at fair value	644	—	644
Total Financial and Derivative Liabilities		3,181	—	3,181
Financial and Derivative Liabilities not subject to a netting agreement		(644)	—	(644)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,537	$ — $	2,537

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Royal Bank of Canada	42	$—	$—	$42
Standard Chartered	193	—	—	193
State Street	2,302	1,152	1,150	—
Total	$2,537	$1,152	$1,150	$235

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

60 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,490,509
Investments, at fair value(>)	1,581,345
Cash	70,767
Unrealized appreciation on foreign currency exchange contracts	4,271
Receivables:
Dividends from affiliated funds	3
Investments sold	1,123
Fund shares sold	439
From broker(a)(b)(c)(d)	44,612
Variation margin on futures contracts	11,458
Total return swap contracts, at fair value(8)	24,475
Credit default swap contracts, at fair value(+)	1,197
Total assets	1,739,690

Liabilities
Payables:
Due to broker (e)	27,520
Fund shares redeemed	1,349
Accrued fees to affiliates	1,050
Other accrued expenses	108
Variation margin on futures contracts	30,109
Unrealized depreciation on foreign currency exchange contracts	2,537
Credit default swap contracts, at fair value(+)	644
Total liabilities	63,317

Net Assets	$1,676,373

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 61

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$107,351
Shares of beneficial interest	1,566
Additional paid-in capital	1,567,456
Net Assets	$1,676,373

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.43
Class A — Net assets	$611,244,653
Class A — Shares outstanding ($. 01 par value)	56,772,679
Net asset value per share: Class C(#)	$10.50
Class C — Net assets	$592,930,349
Class C — Shares outstanding ($. 01 par value)	56,449,040
Net asset value per share: Class E(#)	$10.82
Class E — Net assets	$9,852,261
Class E — Shares outstanding ($. 01 par value)	910,185
Net asset value per share: Class R1(#)	$10.92
Class R1 — Net assets	$29,629,429
Class R1 — Shares outstanding ($. 01 par value)	2,713,490
Net asset value per share: Class R4(#)	$10.80
Class R4 — Net assets	$62,825,913
Class R4 — Shares outstanding ($. 01 par value)	5,816,143
Net asset value per share: Class R5(#)	$10.81
Class R5 — Net assets	$43,112,840
Class R5 — Shares outstanding ($. 01 par value)	3,989,083
Net asset value per share: Class S(#)	$10.91
Class S — Net assets	$326,777,239
Class S — Shares outstanding ($. 01 par value)	29,950,045
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$469
(>) Investments in affiliated funds	$1,580,995

(a) Receivable from Broker for Futures	$12,000
(b) Receivable from Broker for Swaps	$1,584
(c) Receivable from Broker for Forwards	$780
(d) Receivable from Broker for Options	$30,248
(e) Due to Broker for Swaps	$27,520
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

62 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$66,690

Expenses
Advisory fees	3,927
Administrative fees	834
Custodian fees	87
Distribution fees - Class A	1,764
Distribution fees - Class C	5,272
Distribution fees - Class R5	131
Distribution fees - Class T	—**
Transfer agent fees - Class A	1,411
Transfer agent fees - Class C	1,406
Transfer agent fees - Class E	25
Transfer agent fees - Class R1	80
Transfer agent fees - Class R4	142
Transfer agent fees - Class R5	105
Transfer agent fees - Class S	758
Transfer agent fees – Class T	—**
Professional fees	84
Registration fees	116
Shareholder servicing fees - Class C	1,757
Shareholder servicing fees - Class E	32
Shareholder servicing fees - Class R4	177
Shareholder servicing fees - Class R5	131
Trustees’ fees	58
Printing fees	152
Miscellaneous	28
Expenses before reductions	18,477
Expense reductions	(4,437)
Net expenses	14,040
Net investment income (loss)	52,650

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	31,934
Investments in affiliated funds	5,231
Futures contracts	(19,979)
Options written	2,508
Foreign currency exchange contracts	11,628
Total return swap contracts	(59,878)
Credit default swap contracts	(53)
Foreign currency-related transactions	201
Capital gain distributions from affiliated funds	47,515
Net realized gain (loss)	19,107
Net change in unrealized appreciation (depreciation) on:
Investments	(10,709)
Investments in affiliated funds	(150,227)
Futures contracts	(4,848)
Foreign currency exchange contracts	(5,601)
Total return swap contracts	34,508
Credit default swap contracts	250

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 63

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Foreign currency-related transactions	108
Net change in unrealized appreciation (depreciation)	(136,519)
Net realized and unrealized gain (loss)	(117,412)
Net Increase (Decrease) in Net Assets from Operations	$(64,762)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

64 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,650	$37,102
Net realized gain (loss)	19,107	77,940
Net change in unrealized appreciation (depreciation)	(136,519)	139,953
Net increase (decrease) in net assets from operations	(64,762)	254,995

Distributions (i)
To shareholders
Class A	(44,361)	(57,202)
Class C	(42,110)	(61,968)
Class E	(871)	(1,619)
Class R1	(2,595)	(8,711)
Class R4	(4,361)	(6,452)
Class R5	(3,264)	(4,933)
Class S	(24,022)	(28,953)
Class T(1)(2)	—	(—)**
Net decrease in net assets from distributions	(121,584)	(169,838)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(294,067)	(388,010)
Total Net Increase (Decrease) in Net Assets	(480,413)	(302,853)

Net Assets
Beginning of period	2,156,786	2,459,639
End of period (ii)	$1,676,373	$2,156,786

**     Less than $500.
(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, R1, R4, R5, S and T were $12,859, $11,584,
$341, $2,031, $1,401, $1,018, $6,820, and —**, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, R1, R4, R5 and S were $44,343, $50,384, $1,278, $6,680, $5,051, $3,915, and $22,133, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $3,736. The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 65

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,904	$32,961	3,663	$41,573
Proceeds from reinvestment of distributions	3,888	43,804	5,221	56,669
Payments for shares redeemed	(14,232)	(161,201)	(15,498)	(176,118)
Net increase (decrease)	(7,440)	(84,436)	(6,614)	(77,876)
Class C
Proceeds from shares sold	2,902	32,269	4,748	52,866
Proceeds from reinvestment of distributions	3,811	42,005	5,742	61,233
Payments for shares redeemed	(18,173)	(201,439)	(23,770)	(264,991)
Net increase (decrease)	(11,460)	(127,165)	(13,280)	(150,892)
Class E
Proceeds from shares sold	124	1,416	167	1,906
Proceeds from reinvestment of distributions	77	871	146	1,600
Payments for shares redeemed	(635)	(7,233)	(1,037)	(11,634)
Net increase (decrease)	(434)	(4,946)	(724)	(8,128)
Class R1
Proceeds from shares sold	608	7,004	1,220	13,973
Proceeds from reinvestment of distributions	227	2,588	797	8,754
Payments for shares redeemed	(1,838)	(21,035)	(9,054)	(103,126)
Net increase (decrease)	(1,003)	(11,443)	(7,037)	(80,399)
Class R4
Proceeds from shares sold	575	6,536	651	7,383
Proceeds from reinvestment of distributions	386	4,361	594	6,462
Payments for shares redeemed	(1,486)	(16,869)	(4,989)	(56,960)
Net increase (decrease)	(525)	(5,972)	(3,744)	(43,115)
Class R5
Proceeds from shares sold	442	5,033	510	5,850
Proceeds from reinvestment of distributions	288	3,264	452	4,929
Payments for shares redeemed	(1,628)	(18,493)	(2,447)	(27,999)
Net increase (decrease)	(898)	(10,196)	(1,485)	(17,220)
Class S
Proceeds from shares sold	4,842	55,567	6,516	74,676
Proceeds from reinvestment of distributions	2,085	23,779	2,605	28,621
Payments for shares redeemed	(11,260)	(129,152)	(9,900)	(113,777)
Net increase (decrease)	(4,333)	(49,806)	(779)	(10,480)
Class T (1)(2)
Proceeds from shares sold	—	—	9	100
Payments for shares redeemed	(9)	(103)	—	—
Net increase (decrease)	(9)	(103)	9	100
Total increase (decrease)	(26,102)	$(294,067)	(33,654)	$(388,010)

(1) For the period June 7, 2017 (inception date) to October 31, 2017.
(2) For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

66 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	11.87	. 33	(. 72)	(. 39)	(. 34)	(. 37)
October 31, 2017	11.41	. 21	1.08	1.29	(. 18)	(. 65)
October 31, 2016	12.07	. 25	. 23	. 48	(. 26)	(. 88)
October 31, 2015	12.43	. 34	(. 37)	(. 03)	(. 33)	—
October 31, 2014	11.89	. 21	. 53	. 74	(. 20)	—

Class C
October 31, 2018	11.61	. 24	(. 71)	(. 47)	(. 27)	(. 37)
October 31, 2017	11.22	. 12	1.06	1.18	(. 14)	(. 65)
October 31, 2016	11.89	. 16	. 23	. 39	(. 18)	(. 88)
October 31, 2015	12.26	. 24	(. 36)	(. 12)	(. 25)	—
October 31, 2014	11.76	. 12	. 52	. 64	(. 14)	—

Class E
October 31, 2018	11.93	. 35	(. 76)	(. 41)	(. 33)	(. 37)
October 31, 2017	11.47	. 24	1.04	1.28	(. 17)	(. 65)
October 31, 2016	12.13	. 26	. 21	. 47	(. 25)	(. 88)
October 31, 2015	12.48	. 36	(. 40)	(. 04)	(. 31)	—
October 31, 2014	11.94	. 22	. 52	. 74	(. 20)	—

Class R1
October 31, 2018	12.02	. 37	(. 74)	(. 37)	(. 36)	(. 37)
October 31, 2017	11.54	. 34	. 99	1.33	(. 20)	(. 65)
October 31, 2016	12.20	. 30	. 20	. 50	(. 28)	(. 88)
October 31, 2015	12.55	. 38	(. 37)	. 01	(. 36)	—
October 31, 2014	12.00	. 27	. 52	. 79	(. 24)	—

Class R4 (1)
October 31, 2018	11.90	. 33	(. 72)	(. 39)	(. 34)	(. 37)
October 31, 2017	11.44	. 21	1.08	1.29	(. 18)	(. 65)
October 31, 2016	12.10	. 25	. 22	. 47	(. 25)	(. 88)
October 31, 2015	12.46	. 35	(. 38)	(. 03)	(. 33)	—
October 31, 2014	11.92	. 24	. 51	. 75	(. 21)	—

Class R5 (2)
October 31, 2018	11.92	. 31	(. 74)	(. 43)	(. 31)	(. 37)
October 31, 2017	11.47	. 19	1.07	1.26	(. 16)	(. 65)
October 31, 2016	12.13	. 22	. 22	. 44	(. 22)	(. 88)
October 31, 2015	12.48	. 33	(. 39)	(. 06)	(. 29)	—
October 31, 2014	11.94	. 22	. 51	. 73	(. 19)	—

Class S
October 31, 2018	12.01	. 36	(. 74)	(. 38)	(. 35)	(. 37)
October 31, 2017	11.54	. 22	1.10	1.32	(. 20)	(. 65)
October 31, 2016	12.19	. 27	. 24	. 51	(. 28)	(. 88)
October 31, 2015	12.55	. 36	(. 37)	(. 01)	(. 35)	—
October 31, 2014	12.00	. 25	. 52	. 77	(. 22)	—

See accompanying notes which are an integral part of the financial statements.

68 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(g)	Net(e)(g)	Net Assets(b)(e)	Turnover Rate

(. 71)	10.77	(3.52)	611,245	. 72	. 47	2.92	11
(. 83)	11.87	12.05	761,954	. 73	. 46	1.83	33
(1.14)	11.41	4.56	808,160	. 72	. 44	2.24	16
(. 33)	12.07	(. 31)	909,827	. 72	. 48	2.75	35
(. 20)	12.43	6.30	1,058,976	. 72	. 56	1.74	19

(. 64)	10.50	(4.26)	592,930	1.47	1.22	2.16	11
(. 79)	11.61	11.13	788,531	1.48	1.21	1.11	33
(1.06)	11.22	3.80	910,762	1.47	1.19	1.47	16
(. 25)	11.89	(1.05)	1,089,189	1.47	1.23	1.95	35
(. 14)	12.26	5.51	1,252,253	1.47	1.31	. 98	19

(. 70)	10.82	(3.67)	9,852	. 72	. 57	3.09	11
(. 82)	11.93	11.88	16,030	. 73	. 57	2.13	33
(1.13)	11.47	4.38	23,708	. 72	. 57	2.35	16
(. 31)	12.13	(. 32)	37,184	. 72	. 56	2.93	35
(. 20)	12.48	6.26	64,210	. 72	. 56	1.81	19

(. 73)	10.92	(3.32)	29,630	. 47	. 26	3.25	11
(. 85)	12.02	12.24	44,666	. 47	. 26	3.00	33
(1.16)	11.54	4.70	124,091	. 47	. 26	2.68	16
(. 36)	12.20	. 04	200,991	. 47	. 23	3.03	35
(. 24)	12.55	6.63	265,650	. 47	. 17	2.24	19

(. 71)	10.80	(3.55)	62,826	. 72	. 51	2.86	11
(. 83)	11.90	11.94	75,481	. 73	. 51	1.88	33
(1.13)	11.44	4.46	115,400	. 72	. 51	2.25	16
(. 33)	12.10	(. 31)	153,931	. 72	. 48	2.86	35
(. 21)	12.46	6.39	206,600	. 72	. 42	1.99	19

(. 68)	10.81	(3.81)	43,113	. 97	. 76	2.70	11
(. 81)	11.92	11.68	58,230	. 98	. 76	1.63	33
(1.10)	11.47	4.18	73,055	. 97	. 76	2.00	16
(. 29)	12.13	(. 48)	101,555	. 97	. 73	2.71	35
(. 19)	12.48	6.17	144,430	. 97	. 67	1.82	19

(. 72)	10.91	(3.37)	326,777	. 47	. 32	3.10	11
(. 85)	12.01	12.11	411,791	. 48	. 32	1.94	33
(1.16)	11.54	4.73	404,463	. 47	. 32	2.43	16
(. 35)	12.19	(. 13)	479,581	. 47	. 31	2.93	35
(. 22)	12.55	6.52	566,395	. 47	. 31	2.03	19

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 69

Russell Investment Company
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$119,662
Administration fees	62,143
Distribution fees	530,470
Shareholder servicing fees	154,713
Transfer agent fees	180,414
Trustee fees	3,057
$1,050,459

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$70,749	$1,566	$18,065	$(12,838	) $	11,279	$52,691	$1,063	$—
Global Infrastructure Fund	41,012	4,672	7,845	229		(6,776)	31,292	2,479	1,723
Global Real Estate Securities Fund	34,873	3,427	8,956	(344)		(2,034)	26,966	1,328	1,750
Multifactor U. S. Equity Fund	31,577	2,382	10,549	2,190		(2,297)	23,303	589	1,512
U. S. Defensive Equity Fund	41,120	4,233	13,576	4,256		(4,915)	31,118	1,079	2,772
U. S. Dynamic Equity Fund	15,998	4,451	5,062	256		(4,004)	11,639	2,471	1,809
U. S. Small Cap Equity Fund	121,154	14,072	39,606	6,514		(14,104)	88,030	5,482	7,754
Global Opportunistic Credit Fund	171,453	6,839	105,796	2,476		(9,897)	65,075	6,762	—
Strategic Bond Fund	495,035	11,117	106,044	(2,925)		(20,375)	376,808	10,763	—
Unconstrained Total Return Fund	151,091	3,995	39,583	(104)		(116)	115,283	3,962	—
Emerging Markets Fund	171,927	6,304	30,112	3,723		(24,589)	127,253	2,151	—
Global Equity Fund	394,747	49,890	110,466	(1,153)		(38,458)	294,560	16,245	29,887
Multifactor International Equity Fund	275,329	10,670	59,512	3,438		(25,968)	203,957	7,047	—
Multi-Strategy Income Fund	87,096	86,287	33,335	(486)		(7,974)	131,588	5,234	308
U. S. Cash Management Fund	8,089	28,900	35,557	(1)		1	1,432	35	—
	$2,111,250	$238,805	$624,064	$5,231		$(150,227)	$1,580,995	66,690	$47,515

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$1,509,484,347
Unrealized Appreciation	$121,000,500
Unrealized Depreciation	(50,363,897)
Net Unrealized Appreciation (Depreciation)	$70,636,603
Undistributed Ordinary Income	$45,881,731
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(10,021,301)
Tax Composition of Distributions
Ordinary Income	$55,189,724
Long-Term Capital Gains	$66,394,403

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

70 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Growth Strategy Fund - Class A‡			Growth Strategy Fund - Class R5‡‡‡
	Total			Total
	Return			Return
1 Year	(8.38)%		1 Year	(2.96)%
5 Years	2.90	%§	5 Years	3.94	%§
10 Years	7.11	%§	10 Years	7.58	%§

Growth Strategy Fund - Class C			Growth Strategy Fund - Class S
	Total			Total
	Return			Return
1 Year	(3.55)%		1 Year	(2.58)%
5 Years	3.35	%§	5 Years	4.39	%§
10 Years	6.94	%§	10 Years	8.02	%§

Growth Strategy Fund - Class E			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	(2.80)%		1 Year	6.98%
5 Years	4.14	%§	5 Years	11.05	%§
10 Years	7.76	%§	10 Years	13.42	%§

Growth Strategy Fund - Class R1			Bloomberg Barclays U. S. Aggregate Bond Index***
				Total
	Total			Return
	Return
1 Year	(2.47)%		1 Year	(2.05)%
5 Years	4.47	%§	5 Years	1.83	%§
10 Years	8.11	%§	10 Years	3.94	%§

Growth Strategy Fund - Class R4‡‡			MSCI World ex USA Index (Net)****
				Total
	Total			Return
	Return
			1 Year	(6.76)%
1 Year	(2.76)%
			5 Years	1.86	%§
5 Years	4.19	%§
			10 Years	6.77	%§
10 Years	7.85	%§

Growth Strategy Fund 71

Russell Investment Company
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Growth Strategy Fund (the “Fund”) is a fund of funds	rising, income opportunities around the globe continued to
that invests principally in other Russell Investment Company	shrink in the generally low-yield environment as credit spreads
mutual funds (the “Underlying Funds”) . Certain Underlying	continued to tighten.
Funds employ a multi-manager approach whereby portions of	The U. S. equity market, as broadly measured by the Russell 3000®
the Underlying Funds are allocated to different money manager	Index, was up 6.17% over the period. From a style perspective,
strategies. Underlying Fund assets not allocated to money	growth outperformed value. From a sector perspective, information
managers are managed by Russell Investment Management, LLC	technology, healthcare, and consumer discretionary stocks
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as	outperformed. The Fund’s strategic exposure to global equities
the Underlying Funds’ advisor, may change the allocation of the	hindered performance over the period as international markets
Underlying Funds’ assets among money managers at any time. An	and emerging markets lagged due to political uncertainties,
exemptive order from the Securities and Exchange Commission	slower economic growth, and trade war concerns.
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the	How did the investment strategies and techniques employed
Underlying Fund’s Board, without a shareholder vote. Pursuant to	by the Fund and the Underlying Funds affect the Fund’s
the terms of the exemptive order, an Underlying Fund is required	performance?
to notify its shareholders within 90 days of when a money manager	The Fund is a fund of funds and its performance is based on RIM’s
begins providing services.	strategic asset allocations, the performance of the Underlying
What is the Fund’s investment objective?	Funds in which the Fund invests, and tactical changes in the
The Fund seeks to provide high long term capital appreciation,	Fund’s asset allocation throughout the year. In order to seek to
and as a secondary objective, current income.	achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed
How did the Fund perform relative to its benchmark for the	income, multi-asset and alternative Underlying Funds.
fiscal year ended October 31, 2018?	The Fund’s diverse asset allocation hindered performance during
For the fiscal year ended October 31, 2018, the Fund’s Class A,	the period. Non-traditional asset classes such as bank loans
Class C, Class E, Class R1, Class R4, Class R5 and Class S Shares	returned 4.54%, as measured by the S&P/LSTA Leveraged Loan
lost 2.81%, 3.55%, 2.80%, 2.47%, 2.76%, 2.96%, and 2.58%,	TR Index, and while positive, underperformed the Fund’s primary
respectively. This is compared to the Fund’s primary benchmark,	benchmark, the Russell 1000® Index. In addition, non-U. S.
the Russell 1000® Index, which gained 6.98% during the same	equities exposure also detracted as non-U. S. developed equities
period. The Fund’s performance includes operating expenses,	and commodities delivered negative returns, as measured by the
whereas index returns are unmanaged and do not include	MSCI World ex USA Index Net and Bloomberg Commodity Index
expenses of any kind.	Total Return, respectively.
For the fiscal year ended October 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio underperformed
Allocation-70% to 85% Equity Category, a group of funds that	the Fund’s benchmark as fixed income assets generally
Morningstar considers to have investment strategies similar to	underperformed U. S. equities. The Unconstrained Total Return
those of the Fund, gained 0.13%. This result serves as a peer	Fund was the best performing fixed income Underlying Fund
comparison and is expressed net of operating expenses.	due to the fact that it avoided most of the selloff that occurred as a result of rising rates given its design to be less interest rate
How did market conditions affect the Fund’s performance?	sensitive. The Strategic Bond struggled against its benchmark as
The Fund seeks to achieve its objective by investing in Underlying	a result of the Fund’s ex-benchmark allocation to currencies and
Funds that provide exposure to a range of diversified investments,	global government bond futures and overweight to local emerging
and most major asset classes invested in by the Underlying Funds	market debt.
produced positive absolute returns during the period.
While the broader equity markets delivered strong performance
Within the Fund’s fixed income portfolio, exposure to bank loans	over the period, the equity Underlying Funds generally
was the most beneficial fixed income exposure as it was among	underperformed their respective equity benchmarks. The U. S.
the best-performing segments of the fixed income market over	Defensive Equity Fund underperformed its benchmark, partially
the one-year period. Rising interest rates posed challenges to	resulting from its underweight to the technology sector, which
other fixed income assets, as well as more interest rate sensitive	was viewed as among the most expensive segments of the U. S.
real assets such as global infrastructure and global real estate	large cap equity market. The U. S. Dynamic Equity Fund also
investment trusts (“REITs”) . Despite short term U. S. bond yields	underperformed its benchmark, partially resulting from an

72 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

underweight to the largest market capitalization stocks and	combination of fading market momentum and less compelling
overweight to pro-cyclical areas such as financials, industrials	cycle view on impacts from higher U. S. rates and weaker non-
and energy sectors. The Multifactor International Equity Fund	U. S. growth.
underperformed its international equity benchmark as a result of	In addition, RIM reduced the Fund’s exposure to the Global
its underweight to health care and overweight to financials and	Opportunistic Credit Fund and increased the Fund’s exposure to
emerging markets.	the Unconstrained Total Return Fund in order to reduce exposure
The alternative assets portion of the Fund’s portfolio detracted	to credit and increase exposure to securitized assets given a
from excess returns. The Global Real Estate Securities Fund	higher conviction for outperformance.
outperformed its real estate focused benchmark, as a result of	RIM’s tactical modifications to the Fund’s asset allocation versus
its stock selection within Australia, Canada and Hong Kong	strategic targets were challenged during the period, mainly driven
and underweight to the U. S. retail sector, but underperformed	by an overweight to non-U. S. equity and U. S. equity underweight,
the Fund’s primary benchmark, the Russell 1000® Index. The	while U. S. equity led global market performance, and the Fund’s
Global Infrastructure Fund outperformed its listed infrastructure	continued orientation as a risk manager instead of risk taker.
benchmark, as a result of its underweights to the marine ports
and airport sectors, but also underperformed the Fund’s primary	RIM manages a global real yield positioning strategy and a
benchmark. The Commodity Strategies Fund underperformed	currency factor positioning strategy for the Fund. Using futures,
both its commodity benchmark as well as the Fund’s primary	the global high real yield strategy took long positions in high
benchmark.	quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
Describe any changes to the Fund’s structure or allocation	inflation yield is expected to be relatively low. The currency factor
to the Underlying Funds.	strategy utilized currency forward contracts to take long and short
RIM has the discretion to vary the Fund’s actual allocation from	positions in global foreign exchange markets. The global real
the target strategic asset allocation by up to +/- 5% at the equity,	yield strategy detracted over the period as the long positions,
fixed income, multi-asset or alternative category level based on	specifically United States Treasuries, underperformed as interest
RIM’s capital markets research. In addition to investing in the	rates increased and widened compared to the short positions, in
Underlying Funds, RIM may seek to actively manage a Fund’s	particular in German bund. With respect to the currency factor
overall exposures by investing in derivatives that RIM believes	strategy, the Fund’s exposure to developed market currencies
will achieve the desired risk/return profile for the Fund.	was broadly neutral, while the exposure to emerging market
RIM continued to operate the Fund as a risk manager rather	currencies was positive, with contributions from a long Mexican
than risk taker during the period. The Fund maintained an	Peso position.
underweight position in U. S. equity by trimming its exposure	The views expressed in this report reflect those of the
to the U. S. Defensive Equity Fund relative to RIM’s long-term	portfolio managers only through the end of the period
strategic weights, while keeping an overweight position in Europe	covered by the report. These views do not necessarily
ex-UK equities relative to RIM’s strategic positioning via the	represent the views of RIM, or any other person in RIM or
Multifactor International Equity Fund.	any other affiliated organization. These views are subject to
In the first quarter of 2018, RIM brought an underweight position	change at any time based upon market conditions or other
in listed REITs back to neutral due to increasingly attractive	events, and RIM disclaims any responsibility to update the
valuations by adding to the Fund’s allocation to the Global Real	views contained herein. These views should not be relied on
Estate Securities Fund.	as investment advice and, because investment decisions for
In the second quarter, RIM moved an emerging markets equity	a Russell Investment Company (“RIC”) Fund are based on
overweight to neutral by reducing the Fund’s allocation to	numerous factors, should not be relied on as an indication
the Emerging Markets Fund. This decision was informed by a	of investment decisions of any RIC Fund.

Growth Strategy Fund 73

Russell Investment Company
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

**** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.

‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

74 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$953.60	$1,022.33
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.81	$2.91

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$949.80	$1,018.55
	Expenses Paid During Period*	$6.49	$6.72
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$953.70	$1,022.33
of other funds.	Expenses Paid During Period*	$2.81	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Growth Strategy Fund 75

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$955.70	$1,023.84
Expenses Paid During Period*	$1.33	$1.38

* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$954.00	$1,022.58
Expenses Paid During Period*	$2.56	$2.65

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$953.50	$1,021.32
Expenses Paid During Period*	$3.79	$3.92

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$954.70	$1,023.59
Expenses Paid During Period*	$1.58	$1.63

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

76 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 93.5%
Alternative - 7.3%
Commodity Strategies Fund Class Y		6,345,108		34,581
Global Infrastructure Fund Class Y		2,070,059		21,446
Global Real Estate Securities Fund Class Y		994,972		31,620
				87,647

Domestic Equities - 27.5%
Multifactor U. S. Equity Fund Class Y		7,826,638		102,529
U. S. Defensive Equity Fund Class Y		1,067,567		56,058
U. S. Dynamic Equity Fund Class Y		4,510,292		39,916
U. S. Small Cap Equity Fund Class Y		4,068,145		129,489
				327,992

Fixed Income - 17.3%
Global Opportunistic Credit Fund Class Y		1,487,103		13,875
Strategic Bond Fund Class Y		5,755,591		58,649
Unconstrained Total Return Fund Class Y		13,462,317		133,950
				206,474

International Equities - 41.4%
Emerging Markets Fund Class Y		4,983,200		88,452
Global Equity Fund Class Y		19,545,396		205,617
Multifactor International Equity Fund Class Y		21,472,790		200,341
				494,410

Total Investments in Affiliated Funds
(cost $1,027,721)				1,116,523

Options Purchased - 0.0%
(Number of Contracts)
NASDAQ 100 Index
Bank of America Dec 2018 7,700.00 Call (11,600)	USD	89,320 (ÿ)		231
S&P 500 Index
Goldman Sachs Nov 2018 2,950.00 Call (59,000)	USD	174,050 (ÿ)		21
Total Options Purchased
(cost $3,786)				252

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)		808,531	(8)	809
Total Short-Term Investments
(cost $809)				809

Total Investments 93.6%
(identified cost $1,032,316)				1,117,584

Other Assets and Liabilities, Net - 6.4%				76,394
Net Assets - 100.0%				1,193,978

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 77

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	82	EUR	8,476	11/18	(147)
Australia 10 Year Government Bond Futures	116	AUD	15,012	12/18	(26)
CAC40 Euro Index Futures	496	EUR	25,246	11/18	(291)
Canada 10 Year Government Bond Futures	201	CAD	26,562	12/18	(268)
DAX Index Futures	75	EUR	21,483	12/18	(1,376)
Dow Jones U. S. Real Estate Index Futures	586	USD	18,102	12/18	(892)
EURO STOXX 50 Index Futures	466	EUR	14,884	12/18	(711)
FTSE/MIB Index Futures	58	EUR	5,506	12/18	(666)
IBEX 35 Index Futures	80	EUR	7,109	11/18	(109)
MSCI EAFE Index Futures	106	USD	9,606	12/18	(685)
MSCI Emerging Markets Index Futures	133	USD	6,362	12/18	(461)
OMXS30 Index Futures	359	SEK	54,999	11/18	(49)
S&P 500 E-Mini Index Futures	690	USD	93,533	12/18	(3,214)
TOPIX Index Futures	201	JPY	3,298,409	12/18	(647)
United States 5 Year Treasury Note Futures	1,722	USD	193,522	12/18	(370)
United States 10 Year Treasury Note Futures	345	USD	40,861	12/18	(582)
Short Positions
Euro-Bund Futures	160	EUR	25,642	12/18	47
FTSE 100 Index Futures	264	GBP	18,773	12/18	530
Hang Seng Index Futures	15	HKD	18,683	11/18	(6)
Long Gilt Futures	209	GBP	25,584	12/18	(100)
MSCI Singapore Index Futures	64	SGD	2,195	11/18	(18)
NASDAQ 100 E-Mini Index Futures	368	USD	51,339	12/18	2,768
Russell 1000 E-Mini Index Futures	54	USD	4,047	12/18	317
Russell 2000 E-Mini Index Futures	410	USD	30,994	12/18	4,383
S&P 400 E-Mini Index Futures	30	USD	5,474	12/18	687
S&P Financial Select Sector Index Futures	95	USD	7,677	12/18	575
S&P/TSX 60 Index Futures	26	CAD	4,650	12/18	204
SPI 200 Index Futures	141	AUD	20,438	12/18	901
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(206)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	4,555	USD	3,243	12/19/18	16
Bank of Montreal	CAD	2,732	USD	2,079	12/19/18	2
Bank of Montreal	CHF	1,415	USD	1,465	12/19/18	53
Bank of Montreal	EUR	7,569	USD	8,847	12/19/18	238
Bank of Montreal	GBP	5,254	USD	6,871	12/19/18	139
Bank of Montreal	JPY	338,199	USD	3,066	12/19/18	57
Bank of Montreal	SEK	138,934	USD	15,663	11/26/18	453
Brown Brothers Harriman	EUR	2,168	USD	2,518	11/26/18	58
Citigroup	AUD	4,555	USD	3,239	12/19/18	12
Citigroup	CAD	2,732	USD	2,080	12/19/18	3

See accompanying notes which are an integral part of the financial statements.

78 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	CHF	1,415	USD	1,464	12/19/18	53
Citigroup	EUR	7,569	USD	8,844	12/19/18	233
Citigroup	GBP	5,254	USD	6,878	12/19/18	147
Citigroup	JPY	338,199	USD	3,065	12/19/18	56
Commonwealth Bank of Australia	NOK	31,697	USD	3,902	11/26/18	138
Royal Bank of Canada	USD	3,870	JPY	432,774	11/26/18	(28)
Royal Bank of Canada	AUD	4,555	USD	3,242	12/19/18	14
Royal Bank of Canada	CAD	2,732	USD	2,079	12/19/18	2
Royal Bank of Canada	CHF	1,415	USD	1,464	12/19/18	52
Royal Bank of Canada	EUR	7,569	USD	8,848	12/19/18	240
Royal Bank of Canada	GBP	5,254	USD	6,873	12/19/18	141
Royal Bank of Canada	JPY	338,199	USD	3,064	12/19/18	55
Standard Chartered	USD	9,116	CAD	11,825	11/26/18	(130)
Standard Chartered	CNY	85,360	USD	12,379	12/19/18	166
State Street	USD	1,171	NZD	1,776	11/26/18	(12)
State Street	AUD	4,555	USD	3,240	12/19/18	13
State Street	CAD	2,732	USD	2,079	12/19/18	2
State Street	CHF	1,415	USD	1,463	12/19/18	52
State Street	EUR	7,569	USD	8,843	12/19/18	234
State Street	GBP	5,254	USD	6,875	12/19/18	144
State Street	HKD	24,776	USD	3,162	12/19/18	(2)
State Street	ILS	14,005	USD	3,857	11/26/18	85
State Street	JPY	338,199	USD	3,064	12/19/18	55
State Street	KRW	27,737,920	USD	24,638	12/19/18	303
State Street	MXN	7,760	USD	397	12/19/18	17
State Street	RUB	303,330	USD	4,255	12/19/18	(325)
State Street	SEK	12,251	USD	1,363	12/19/18	18
State Street	SGD	1,346	USD	977	12/19/18	5
State Street	TWD	501,900	USD	16,370	12/19/18	102
State Street	ZAR	8,880	USD	576	12/19/18	(22)
Westpac	AUD	3,796	USD	2,710	11/26/18	22
Westpac	AUD	4,555	USD	3,239	12/19/18	11
Westpac	CAD	2,732	USD	2,079	12/19/18	2
Westpac	CHF	1,145	USD	1,161	11/26/18	22
Westpac	CHF	1,415	USD	1,464	12/19/18	52
Westpac	EUR	7,569	USD	8,846	12/19/18	235
Westpac	GBP	5,254	USD	6,876	12/19/18	145
Westpac	JPY	338,199	USD	3,065	12/19/18	56
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						3,384

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 79

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 244,800	3 Month LIBOR + 0.210%(2)	12/21/18	—	19,377	19,377
Total Open Total Return Swap Contracts (å)					—	19,377	19,377

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Bank of America	Purchase	USD	38,900	(5.000%)(2)	12/20/23	(2,755)	508	(2,247)
CDX NA Investment Grade
Index	Bank of America	Sell	USD	23,400	1.000%(2)	12/20/23	446	(74)	372
Total Open Credit Indices Contracts (å)							(2,309)	434	(1,875)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$1,116,523	$—	$—	$—	$1,116,523	93.5
Options Purchased	252	—	—	—	252	—*
Short-Term Investments	—	—	—	809	809	0.1
Total Investments	1,116,775	—	—	809	1,117,584	93.6
Other Assets and Liabilities, Net						6.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	10,412	—	—	—	10,412	0.9
Foreign Currency Exchange Contracts	—	3,903	—	—	3,903	0.3
Total Return Swap Contracts	—	19,377	—	—	19,377	1.6
Credit Default Swap Contracts	—	372	—	—	372	— *
'

See accompanying notes which are an integral part of the financial statements.

80 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Liabilities
Futures Contracts	(10,618)	—	—	—	(10,618)	(0.9)
Foreign Currency Exchange Contracts	—	(519)	—	—	(519)	(—)*
Credit Default Swap Contracts	—	(2,247)	—	—	(2,247)	(0.2)
Total Other Financial Instruments**	$(206)	$20,886	$—	$—	$20,680

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 81

Russell Investment Company
Growth Strategy Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$252	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	3,903	—
Variation margin on futures contracts**	10,365	—	—	47
Total return swap contracts, at fair value	19,377	—	—	—
Credit default swap contracts, at fair value	—	372	—	—
Total	$29,994	$372	$3,903	$47

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$9,272	$—	$—	$1,346
Unrealized depreciation on foreign currency exchange contracts	—	—	519	—
Credit default swap contracts, at fair value	—	2,247	—	—
Total	$9,272	$2,247	$519	$1,346
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$15,233	$—	$—	$—
Futures contracts	(32,125)	—	—	(4,865)
Total return swap contracts	(26,877)	—	—	—
Credit default swap contracts	—	(1,713)	—	—
Foreign currency exchange contracts	—	—	8,406	—
Total	$(43,769)	$(1,713)	$8,406	$(4,865)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(5,185)	$—	$—	$—
Futures contracts	5,296	—	—	(46)
Total return swap contracts	22,232	—	—	—
Credit default swap contracts	—	806	—	—
Foreign currency exchange contracts	—	—	(1,653)	—
Total	$22,343	$806	$(1,653)	$(46)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

82 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$252	$ — $	252
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,903	—	3,903
Total Return Swap Contracts	Total return swap contracts, at fair value	19,377	—	19,377
Credit Default Swap Contracts	Credit default swap contracts, at fair value	372	—	372
Total Financial and Derivative Assets		23,904	—	23,904
Financial and Derivative Assets not subject to a netting agreement		(372)	—	(372)
Total Financial and Derivative Assets subject to a netting agreement		$23,532	$ — $	23,532

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$231	$—	$—	$231
Bank of Montreal	958	—	—	958
Barclays	19,377	—	14,160	5,217
Brown Brothers Harriman	58	—	—	58
Citigroup	504	—	—	504
Commonwealth Bank of Australia	138	—	—	138
Goldman Sachs	21	—	21	—
Royal Bank of Canada	504	—	—	504
Standard Chartered	166	—	—	166
State Street	1,030	360	669	1
Westpac	545	—	—	545
Total	$23,532	$360	$14,850	$8,322

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 83

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$519	$ — $	519
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2,247	—	2,247
Total Financial and Derivative Liabilities		2,766	—	2,766
Financial and Derivative Liabilities not subject to a netting agreement		(2,247)	—	(2,247)
Total Financial and Derivative Liabilities subject to a netting agreement		$519	$ — $	519

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Royal Bank of Canada	29	$—	$—	$ 29
Standard Chartered	130	—	—	130
State Street	360	360	—	—
Total	$519	$360	$—	$ 159

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

84 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$1,032,316
Investments, at fair value(>)	1,117,584
Cash	51,970
Unrealized appreciation on foreign currency exchange contracts	3,903
Receivables:
Dividends and interest	2
Dividends from affiliated funds	2
Investments sold	987
Fund shares sold	586
From broker(a)(b)(c)(d)	51,480
Variation margin on futures contracts	14,139
Total return swap contracts, at fair value(8)	19,377
Credit default swap contracts, at fair value(+)	372
Total assets	1,260,402
Liabilities
Payables:
Due to broker (e)(f)	56,238
Fund shares redeemed	1,408
Accrued fees to affiliates	808
Other accrued expenses	84
Variation margin on futures contracts	5,120
Unrealized depreciation on foreign currency exchange contracts	519
Credit default swap contracts, at fair value(+)	2,247
Total liabilities	66,424

Net Assets	$1,193,978

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 85

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$126,810
Shares of beneficial interest	1,001
Additional paid-in capital	1,066,167
Net Assets	$1,193,978

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.04
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.77
Class A — Net assets	$486,650,084
Class A — Shares outstanding ($. 01 par value)	40,415,526
Net asset value per share: Class C(#)	$11.59
Class C — Net assets	$390,800,681
Class C — Shares outstanding ($. 01 par value)	33,716,101
Net asset value per share: Class E(#)	$12.10
Class E — Net assets	$8,770,987
Class E — Shares outstanding ($. 01 par value)	724,965
Net asset value per share: Class R1(#)	$12.22
Class R1 — Net assets	$18,799,627
Class R1 — Shares outstanding ($. 01 par value)	1,538,756
Net asset value per share: Class R4(#)	$12.09
Class R4 — Net assets	$60,353,338
Class R4 — Shares outstanding ($. 01 par value)	4,991,178
Net asset value per share: Class R5(#)	$12.08
Class R5 — Net assets	$37,542,701
Class R5 — Shares outstanding ($. 01 par value)	3,108,712
Net asset value per share: Class S(#)	$12.21
Class S — Net assets	$191,060,715
Class S — Shares outstanding ($. 01 par value)	15,647,551
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(2,309)
(>) Investments in affiliated funds	$1,117,332

(a) Receivable from Broker for Futures	$14,700
(b) Receivable from Broker for Swaps	$6,690
(c) Receivable from Broker for Forwards	$420
(d) Receivable from Broker for Options	$29,670
(e) Due to Broker for Swaps	$25,560
(f) Due to Broker for Options	$30,678
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

86 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$50,737
Interest	111
Total investment income	50,848

Expenses
Advisory fees	2,732
Administrative fees	581
Custodian fees	80
Distribution fees - Class A	1,373
Distribution fees - Class C	3,431
Distribution fees - Class R5	111
Distribution fees - Class T	—**
Transfer agent fees - Class A	1,098
Transfer agent fees - Class C	915
Transfer agent fees - Class E	22
Transfer agent fees - Class R1	43
Transfer agent fees - Class R4	137
Transfer agent fees - Class R5	88
Transfer agent fees - Class S	429
Transfer agent fees – Class T	—**
Professional fees	66
Registration fees	99
Shareholder servicing fees - Class C	1,144
Shareholder servicing fees - Class E	27
Shareholder servicing fees - Class R4	171
Shareholder servicing fees - Class R5	111
Trustees’ fees	45
Printing fees	154
Miscellaneous	26
Expenses before reductions	12,883
Expense reductions	(2,211)
Net expenses	10,672
Net investment income (loss)	40,176

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	15,233
Investments in affiliated funds	13,311
Futures contracts	(36,990)
Foreign currency exchange contracts	8,406
Total return swap contracts	(26,877)
Credit default swap contracts	(1,713)
Foreign currency-related transactions	(147)
Capital gain distributions from affiliated funds	49,419
Net realized gain (loss)	20,642
Net change in unrealized appreciation (depreciation) on:
Investments	(5,185)
Investments in affiliated funds	(116,908)
Futures contracts	5,250
Foreign currency exchange contracts	(1,653)
Total return swap contracts	22,232

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 87

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Credit default swap contracts	806
Foreign currency-related transactions	311
Net change in unrealized appreciation (depreciation)	(95,147)
Net realized and unrealized gain (loss)	(74,505)
Net Increase (Decrease) in Net Assets from Operations	$(34,329)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

88 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,176	$18,505
Net realized gain (loss)	20,642	53,556
Net change in unrealized appreciation (depreciation)	(95,147)	151,874
Net increase (decrease) in net assets from operations	(34,329)	223,935

Distributions (i)
To shareholders
Class A	(33,667)	(26,464)
Class C	(27,183)	(23,556)
Class E	(702)	(955)
Class R1	(1,342)	(3,457)
Class R4	(4,215)	(3,693)
Class R5	(2,726)	(2,363)
Class S	(13,401)	(10,309)
Net decrease in net assets from distributions	(83,236)	(70,797)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(149,672)	(285,858)
Total Net Increase (Decrease) in Net Assets	(267,237)	(132,720)

Net Assets
Beginning of period	1,461,215	1,593,935
End of period (ii)	$1,193,978	$1,461,215

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, R1, R4, R5 and S were $11,554, $9,113, $409,
$1,566, $1,612, $999 and $4,686, respectively. For the same period, distributions from net realized gain (in thousands) for classes A, C, E, R1, R4, R5 and S were
$14,910, $14,443, $546, $1,891, $2,081, $1,364 and $5,623, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $(1,762). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 89

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,943	$24,693	2,681	$33,090
Proceeds from reinvestment of distributions	2,659	33,489	2,230	26,337
Payments for shares redeemed	(8,556)	(108,833)	(9,672)	(119,334)
Net increase (decrease)	(3,954)	(50,651)	(4,761)	(59,907)
Class C
Proceeds from shares sold	1,628	19,988	2,383	28,512
Proceeds from reinvestment of distributions	2,221	27,009	2,041	23,366
Payments for shares redeemed	(9,229)	(112,902)	(13,342)	(159,715)
Net increase (decrease)	(5,380)	(65,905)	(8,918)	(107,837)
Class E
Proceeds from shares sold	78	997	92	1,136
Proceeds from reinvestment of distributions	56	702	80	949
Payments for shares redeemed	(354)	(4,510)	(1,004)	(12,292)
Net increase (decrease)	(220)	(2,811)	(832)	(10,207)
Class R1
Proceeds from shares sold	169	2,185	633	7,906
Proceeds from reinvestment of distributions	104	1,332	289	3,451
Payments for shares redeemed	(403)	(5,187)	(5,659)	(69,933)
Net increase (decrease)	(130)	(1,670)	(4,737)	(58,576)
Class R4
Proceeds from shares sold	424	5,407	497	6,145
Proceeds from reinvestment of distributions	333	4,214	312	3,693
Payments for shares redeemed	(1,255)	(15,938)	(2,409)	(29,763)
Net increase (decrease)	(498)	(6,317)	(1,600)	(19,925)
Class R5
Proceeds from shares sold	316	4,014	427	5,274
Proceeds from reinvestment of distributions	216	2,727	199	2,363
Payments for shares redeemed	(1,038)	(13,219)	(1,613)	(20,068)
Net increase (decrease)	(506)	(6,478)	(987)	(12,431)
Class S
Proceeds from shares sold	2,517	32,373	3,505	43,726
Proceeds from reinvestment of distributions	1,038	13,237	856	10,224
Payments for shares redeemed	(4,777)	(61,345)	(5,650)	(71,025)
Net increase (decrease)	(1,222)	(15,735)	(1,289)	(17,075)
Class T(1)(2)
Proceeds from shares sold	—	—	8	100
Payments for shares redeemed	(8)	(105)	—	—
Net increase (decrease)	(8)	(105)	8	100
Total increase (decrease)	(11,918)	$(149,672)	(23,116)	$(285,858)

(1) For the period June 7, 2017 (inception date) to October 31, 2017.
(2) For the period November 1, 2017 to December 14, 2017 (final redemption).
See accompanying notes which are an integral part of the financial statements.

90 Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
October 31, 2018	13.16	. 40	(. 74)	(. 34)	(. 36)	(. 42)
October 31, 2017	11.88	. 17	1.66	1.83	(. 24)	(. 31)
October 31, 2016	11.68	. 21	. 19	. 40	(. 20)	—
October 31, 2015	12.14	. 30	(. 48)	(. 18)	(. 25)	—
October 31, 2014	11.60	. 23	. 52	. 75	(. 21)	—

Class C
October 31, 2018	12.72	. 29	(. 71)	(. 42)	(. 29)	(. 42)
October 31, 2017	11.54	. 08	1.61	1.69	(. 20)	(. 31)
October 31, 2016	11.36	. 11	. 19	. 30	(. 12)	—
October 31, 2015	11.85	. 20	(. 46)	(. 26)	(. 21)	—
October 31, 2014	11.36	. 13	. 52	. 65	(. 16)	—

Class E
October 31, 2018	13.22	. 43	(. 77)	(. 34)	(. 36)	(. 42)
October 31, 2017	11.93	. 23	1.61	1.84	(. 24)	(. 31)
October 31, 2016	11.73	. 23	. 17	. 40	(. 20)	—
October 31, 2015	12.19	. 35	(. 53)	(. 18)	(. 25)	—
October 31, 2014	11.64	. 24	. 52	. 76	(. 21)	—

Class R1
October 31, 2018	13.33	. 45	(. 75)	(. 30)	(. 39)	(. 42)
October 31, 2017	12.02	. 32	1.56	1.88	(. 26)	(. 31)
October 31, 2016	11.81	. 26	. 18	. 44	(. 23)	—
October 31, 2015	12.27	. 36	(. 50)	(. 14)	(. 29)	—
October 31, 2014	11.72	. 29	. 52	. 81	(. 26)	—

Class R4(1)
October 31, 2018	13.21	. 41	(. 74)	(. 33)	(. 37)	(. 42)
October 31, 2017	11.92	. 19	1.66	1.85	(. 25)	(. 31)
October 31, 2016	11.72	. 23	. 17	. 40	(. 20)	—
October 31, 2015	12.18	. 33	(. 50)	(. 17)	(. 26)	—
October 31, 2014	11.64	. 26	. 50	. 76	(. 22)	—

Class R5(2)
October 31, 2018	13.20	. 39	(. 75)	(. 36)	(. 34)	(. 42)
October 31, 2017	11.93	. 15	1.66	1.81	(. 23)	(. 31)
October 31, 2016	11.73	. 19	. 19	. 38	(. 18)	—
October 31, 2015	12.19	. 31	(. 50)	(. 19)	(. 25)	—
October 31, 2014	11.65	. 24	. 49	. 73	(. 19)	—

Class S
October 31, 2018	13.33	. 45	(. 76)	(. 31)	(. 39)	(. 42)
October 31, 2017	12.02	. 21	1.67	1.88	(. 26)	(. 31)
October 31, 2016	11.81	. 25	. 19	. 44	(. 23)	—
October 31, 2015	12.27	. 34	(. 49)	(. 15)	(. 28)	—
October 31, 2014	11.72	. 26	. 53	. 79	(. 24)	—

See accompanying notes which are an integral part of the financial statements.

92 Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(d)	(000)	Gross(g)	Net(e)(g)	Net Assets(b)(e)	Turnover Rate

—	(. 78)	12.04	(2.81)	486,650	. 73	. 57	3.15	14
—	(. 55)	13.16	15.98	583,987	. 73	. 57	1.39	23
—	(. 20)	11.88	3.50	583,888	. 72	. 57	1.85	14
(. 03)	(. 28)	11.68	(1.50)	664,817	. 72	. 56	2.51	39
—	(. 21)	12.14	6.52	759,361	. 72	. 56	1.91	22

—	(. 71)	11.59	(3.55)	390,800	1.48	1.32	2.35	14
—	(. 51)	12.72	15.13	497,276	1.48	1.32	. 64	23
—	(. 12)	11.54	2.69	554,255	1.47	1.32	1.04	14
(. 02)	(. 23)	11.36	(2.31)	652,442	1.47	1.31	1.68	39
—	(. 16)	11.85	5.77	761,495	1.47	1.31	1.12	22

—	(. 78)	12.10	(2.80)	8,771	. 73	. 57	3.34	14
—	(. 55)	13.22	15.99	12,501	. 73	. 57	1.87	23
—	(. 20)	11.93	3.48	21,217	. 72	. 57	1.96	14
(. 03)	(. 28)	11.73	(1.51)	25,868	. 72	. 56	2.89	39
—	(. 21)	12.19	6.57	50,878	. 72	. 56	2.04	22

—	(. 81)	12.22	(2.47)	18,800	. 48	. 27	3.50	14
—	(. 57)	13.33	16.22	22,252	. 48	. 27	2.59	23
—	(. 23)	12.02	3.86	76,969	. 47	. 27	2.24	14
(. 03)	(. 32)	11.81	(1.15)	99,618	. 47	. 23	2.96	39
—	(. 26)	12.27	6.95	149,940	. 47	. 17	2.43	22

—	(. 79)	12.09	(2.76)	60,353	. 73	. 52	3.24	14
—	(. 56)	13.21	16.03	72,524	. 73	. 52	1.52	23
—	(. 20)	11.92	3.53	84,535	. 72	. 52	1.97	14
(. 03)	(. 29)	11.72	(1.42)	110,916	. 72	. 48	2.72	39
—	(. 22)	12.18	6.63	148,650	. 72	. 42	2.19	22

—	(. 76)	12.08	(2.96)	37,543	. 98	. 77	3.07	14
—	(. 54)	13.20	15.70	47,724	. 98	. 77	1.24	23
—	(. 18)	11.93	3.23	54,899	. 97	. 77	1.69	14
(. 02)	(. 27)	11.73	(1.71)	63,731	. 97	. 73	2.60	39
—	(. 19)	12.19	6.37	94,141	. 97	. 67	2.01	22

—	(. 81)	12.21	(2.58)	191,061	. 48	. 32	3.46	14
—	(. 57)	13.33	16.20	224,847	. 48	. 32	1.64	23
—	(. 23)	12.02	3.81	218,172	. 47	. 32	2.20	14
(. 03)	(. 31)	11.81	(1.23)	271,012	. 47	. 31	2.81	39
—	(. 24)	12.27	6.81	317,268	. 47	. 31	2.16	22

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 93

Russell Investment Company
Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$76,997
Administration fees	44,234
Distribution fees	369,962
Shareholder servicing fees	108,511
Transfer agent fees	203,098
Trustee fees	5,590
$808,392

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions

Commodity Strategies Fund	$44,570	$725	$9,654	$(6,819	) $	5,759	$34,581	$670	$—
Global Infrastructure Fund	40,770	4,201	18,256	1,774		(7,043)	21,446	2,260	1,742
Global Real Estate Securities Fund	38,818	3,901	8,298	451		(3,252)	31,620	1,521	1,971
Multifactor U. S. Equity Fund	131,798	9,290	37,715	5,798		(6,642)	102,529	2,505	6,355
U. S. Defensive Equity Fund	70,738	6,917	20,334	5,865		(7,128)	56,058	1,883	4,801
U. S. Dynamic Equity Fund	51,987	14,330	13,937	539		(13,003)	39,916	8,090	5,917
U. S. Small Cap Equity Fund	168,900	19,210	47,436	3,437		(14,622)	129,489	7,698	10,889
Global Opportunistic Credit Fund	84,334	2,681	70,717	(200)		(2,223)	13,875	2,679	—
Strategic Bond Fund	72,936	1,658	12,407	(205)		(3,333)	58,649	1,630	—
Unconstrained Total Return Fund	122,295	46,791	34,756	(90)		(290)	133,950	4,102	—
Emerging Markets Fund	110,846	9,808	17,239	2,101		(17,064)	88,452	1,398	—
Global Equity Fund	233,257	56,483	58,965	(825)		(24,333)	205,617	9,675	17,744
Multifactor International Equity Fund	256,278	9,098	42,786	1,485		(23,734)	200,341	6,601	—
U. S. Cash Management Fund	3,177	15,555	17,923	—		—	809	25	—
	$1,430,704	$200,648	$410,423	$13,311		$(116,908)	$1 ,117,332	$50,737	$49,419

Federal Income Taxes

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$1,036,340,233
Unrealized Appreciation	$128,195,732
Unrealized Depreciation	(49,643,288)
Net Unrealized Appreciation (Depreciation)	$78,552,444
Undistributed Ordinary Income	$34,812,062
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$12,634,350
Tax Composition of Distributions
Ordinary Income	$37,400,113
Long-Term Capital Gains	$45,834,918

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2018, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

94 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis — October 31, 2018 (Unaudited)

Equity Growth Strategy Fund - Class A‡			Equity Growth Strategy Fund - Class R5‡‡‡
	Total			Total
	Return			Return
1 Year	(8.66)%		1 Year	(3.27)%
5 Years	3.36	%§	5 Years	4.44	%§
10 Years	7.51	%§	10 Years	7.99	%§

Equity Growth Strategy Fund - Class C			Equity Growth Strategy Fund - Class S
	Total			Total
	Return			Return
1 Year	(3.81)%		1 Year	(2.87)%
5 Years	3.81	%§	5 Years	4.88	%§
10 Years	7.36	%§	10 Years	8.44	%§

Equity Growth Strategy Fund - Class E			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	(3.10)%		1 Year	6.98%
5 Years	4.62	%§	5 Years	11.05	%§
10 Years	8.16	%§	10 Years	13.42	%§

Equity Growth Strategy Fund - Class R1			MSCI World ex USA Index (Net)***
	Total			Total
	Return			Return
1 Year	(2.83)%		1 Year	(6.76)%
5 Years	4.97	%§	5 Years	1.86	%§
10 Years	8.54	%§	10 Years	6.77	%§

Equity Growth Strategy Fund - Class R4‡‡
	Total
	Return
1 Year	(2.96)%
5 Years	4.72	%§
10 Years	8.28	%§

Equity Growth Strategy Fund 95

Russell Investment Company
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

The Equity Growth Strategy Fund (the “Fund”) is a fund of funds	shrink in the generally low-yield environment as credit spreads
that invests principally in other Russell Investment Company	continued to tighten.
mutual funds (the “Underlying Funds”) . Certain Underlying	The U. S. equity market, as broadly measured by the Russell 3000®
Funds employ a multi-manager approach whereby portions of	Index, was up 6.17% over the period. From a style perspective,
the Underlying Funds are allocated to different money manager	growth outperformed value. From a sector perspective, information
strategies. Underlying Fund assets not allocated to money	technology, healthcare, and consumer discretionary stocks
managers are managed by Russell Investment Management, LLC	outperformed. The Fund’s strategic exposure to global equities
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as	hindered performance over the period as international markets
the Underlying Funds’ advisor, may change the allocation of the	and emerging markets lagged due to political uncertainties,
Underlying Funds’ assets among money managers at any time. An	slower economic growth, and trade war concerns.
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager	How did the investment strategies and techniques employed
in an Underlying Fund at any time, subject to approval by the	by the Fund and the Underlying Funds affect the Fund’s
Underlying Fund’s Board, without a shareholder vote. Pursuant to	performance?
the terms of the exemptive order, an Underlying Fund is required	The Fund is a fund of funds and its performance is based on RIM’s
to notify its shareholders within 90 days of when a money manager	strategic asset allocations, the performance of the Underlying
begins providing services.	Funds in which the Fund invests, and tactical changes in the
What is the Fund’s investment objective?	Fund’s asset allocation throughout the year. In order to seek to
The Fund seeks to provide high long term capital appreciation.	achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed
How did the Fund perform relative to its benchmark for the	income, multi-asset and alternative Underlying Funds.
fiscal year ended October 31, 2018?	The Fund’s diverse asset allocation hindered performance during
For the fiscal year ended October 31, 2018, the Fund’s Class A,	the period. Non-traditional asset classes such as bank loans
Class C, Class E, Class R1, Class R4, Class R5 and Class S Shares	returned 4.54%, as measured by the S&P/LSTA Leveraged Loan
lost 3.09%, 3.81%, 3.10%, 2.83%, 2.96%, 3.27%, and 2.87%,	TR Index, and while positive, underperformed the Fund’s primary
respectively. This is compared to the Fund’s primary benchmark,	benchmark, the Russell 1000® Index. In addition, non-U. S.
the Russell 1000® Index, which gained 6.98% during the same	equities exposure also detracted as non-U. S. developed equities
period. The Fund’s performance includes operating expenses,	and commodities delivered negative returns, as measured by the
whereas index returns are unmanaged and do not include	MSCI World ex USA Index Net and Bloomberg Commodity Index
expenses of any kind.	Total Return, respectively.
For the fiscal year ended October 31, 2018, the Morningstar®	The fixed income portion of the Fund’s portfolio underperformed
Allocation-70% to 85% Equity Category, a group of funds that	the Fund’s benchmark as fixed income assets generally
Morningstar considers to have investment strategies similar to	underperformed U. S. equities. The Unconstrained Total Return
those of the Fund, gained 0.13%. This result serves as a peer	Fund was the best performing fixed income Underlying Fund
comparison and is expressed net of operating expenses.	due to the fact that it avoided most of the selloff that occurred as a result of rising rates given its design to be less interest rate
How did market conditions affect the Fund’s performance?	sensitive.
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments,	While the broader equity markets delivered strong performance
and most major asset classes invested in by the Underlying Funds	over the period, the equity Underlying Funds generally
produced positive absolute returns during the period.	underperformed their respective equity benchmarks. The U. S.
Defensive Equity Fund underperformed its benchmark, partially
Within the Fund’s fixed income portfolio, exposure to bank loans	resulting from its underweight to the technology sector, which
was the most beneficial fixed income exposure as it was among	was viewed as among the most expensive segments of the U. S.
the best-performing segments of the fixed income market over	large cap equity market. The U. S. Dynamic Equity Fund also
the one-year period. Rising interest rates posed challenges to	underperformed its benchmark, partially resulting from an
other fixed income assets, as well as more interest rate sensitive	underweight to the largest market capitalization stocks and
real assets such as global infrastructure and global real estate	overweight to pro-cyclical areas such as financials, industrials
investment trusts (“REITs”) . Despite short term U. S. bond yields	and energy sectors. The Multifactor International Equity Fund
rising, income opportunities around the globe continued to	underperformed its international equity benchmark as a result of

96 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

its underweight to health care and overweight to financials and	cycle view on impacts from higher U. S. rates and weaker non-U. S.
emerging markets.	growth.
The alternative assets portion of the Fund’s portfolio detracted	In addition, RIM reduced the Fund’s exposure to the Global
from excess returns. The Global Real Estate Securities Fund	Opportunistic Credit Fund and increased the Fund’s exposure to
outperformed its real estate focused benchmark, as a result of	the Unconstrained Total Return Fund in order to reduce exposure
its stock selection within Australia, Canada and Hong Kong	to credit and increase exposure to securitized assets given a
and underweight to the U. S. retail sector, but underperformed	higher conviction for outperformance.
the Fund’s primary benchmark, the Russell 1000® Index. The	RIM’s tactical modifications to the Fund’s asset allocation versus
Global Infrastructure Fund outperformed its listed infrastructure	strategic targets were challenged during the period, mainly driven
benchmark, as a result of its underweights to the marine ports	by an overweight to non-U. S. equity and U. S. equity underweight,
and airport sectors, but also underperformed the Fund’s primary	while U. S. equity led global market performance, and the Fund’s
benchmark. The Commodity Strategies Fund underperformed	continued orientation as a risk manager instead of risk taker.
both its commodity benchmark as well as the Fund’s primary
benchmark.	RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures,
Describe any changes to the Fund’s structure or allocation	the global high real yield strategy took long positions in high
to the Underlying Funds.	quality government bonds whose net-of-inflation yields are
RIM has the discretion to vary the Fund’s actual allocation from	expected to be relatively high and short positions where net-of-
the target strategic asset allocation by up to +/- 5% at the equity,	inflation yield is expected to be relatively low. The currency factor
fixed income, multi-asset or alternative category level based on	strategy utilized currency forward contracts to take long and short
RIM’s capital markets research. In addition to investing in the	positions in global foreign exchange markets. The global real
Underlying Funds, RIM may seek to actively manage a Fund’s	yield strategy detracted over the period as the long positions,
overall exposures by investing in derivatives that RIM believes	specifically United States Treasuries, underperformed as interest
will achieve the desired risk/return profile for the Fund.	rates increased and widened compared to the short positions, in
RIM continued to operate the Fund as a risk manager rather	particular in German bund. With respect to the currency factor
than risk taker during the period. The Fund maintained an	strategy, the Fund’s exposure to developed market currencies
underweight position in U. S. equity by trimming its exposure	was broadly neutral, while the exposure to emerging market
to the U. S. Defensive Equity Fund relative to RIM’s long-term	currencies was positive, with contributions from a long Mexican
strategic weights, while keeping an overweight position in Europe	Peso position.
ex-UK equities relative to RIM’s strategic positioning via the	The views expressed in this report reflect those of the
Multifactor International Equity Fund.	portfolio managers only through the end of the period
In the first quarter of 2018, RIM brought an underweight position	covered by the report. These views do not necessarily
in listed REITs back to neutral due to increasingly attractive	represent the views of RIM, or any other person in RIM or
valuations by adding to the Fund’s allocation to the Global Real	any other affiliated organization. These views are subject to
Estate Securities Fund.	change at any time based upon market conditions or other
In the second quarter, RIM moved an emerging markets equity	events, and RIM disclaims any responsibility to update the
overweight to neutral by reducing the Fund’s allocation to	views contained herein. These views should not be relied on
the Emerging Markets Fund. This decision was informed by a	as investment advice and, because investment decisions for
combination of fading market momentum and less compelling	a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Equity Growth Strategy Fund 97

Russell Investment Company
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — October 31, 2018
(Unaudited)

* Assumes initial investment on November 1, 2008.

** Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

*** The MSCI World ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.

‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.

‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.

§ Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

98 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example — October 31, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	May 1, 2018	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	October 31, 2018	$947.70	$1,022.33
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.80	$2.91

Fund is from May 1, 2018 to October 31, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	May 1, 2018	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	October 31, 2018	$943.80	$1,018.55
	Expenses Paid During Period*	$6.47	$6.72
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 184/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	May 1, 2018	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	October 31, 2018	$947.80	$1,022.33
of other funds.	Expenses Paid During Period*	$2.80	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Growth Strategy Fund 99

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example, continued — October 31, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$949.60	$1,024.00
Expenses Paid During Period*	$1.18	$1.22

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$948.30	$1,022.74
Expenses Paid During Period*	$2.41	$2.50

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$947.10	$1,021.48
Expenses Paid During Period*	$3.63	$3.77

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
May 1, 2018	$1,000.00	$1,000.00
Ending Account Value
October 31, 2018	$949.30	$1,023.59
Expenses Paid During Period*	$1.57	$1.63

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

100 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — October 31, 2018

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 93.5%
Alternative - 6.3%
Commodity Strategies Fund Class Y		2,837,055		15,462
Global Infrastructure Fund Class Y		1,078,228		11,170
Global Real Estate Securities Fund Class Y		220,348		7,003
				33,635

Domestic Equities - 31.3%
Multifactor U. S. Equity Fund Class Y		2,256,339		29,558
U. S. Defensive Equity Fund Class Y		712,966		37,438
U. S. Dynamic Equity Fund Class Y		3,046,195		26,959
U. S. Small Cap Equity Fund Class Y		2,303,054		73,306
				167,261

Fixed Income - 8.4%
Global Opportunistic Credit Fund Class Y		459,801		4,290
Unconstrained Total Return Fund Class Y		4,110,454		40,899
				45,189

International Equities - 47.5%
Emerging Markets Fund Class Y		2,992,270		53,113
Global Equity Fund Class Y	10,347,215			108,853
Multifactor International Equity Fund Class Y		9,863,501		92,026
				253,992

Total Investments in Affiliated Funds
(cost $491,405)				500,077

Options Purchased - 0.0%
(Number of Contracts)
NASDAQ 100 Index
Bank of Ameica Dec 2018 7,700.00 Call (5,200)	USD	40,040	(ÿ)	103
S&P 500 Index
Goldman Sachs Nov 2018 2,950.00 Call (26,400)	USD	77,880	(ÿ)	10
Total Options Purchased
(cost $1,696)				113

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)		456,973	(8)	457
Total Short-Term Investments
(cost $457)				457

Total Investments 93.6%
(identified cost $493,558)				500,647

Other Assets and Liabilities, Net - 6.4%				34,450
Net Assets - 100.0%				535,097

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 101

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			53	EUR	5,478	11/18	(96)
Australia 10 Year Government Bond Futures			78	AUD	10,094	12/18	(18)
CAC40 Euro Index Futures			324	EUR	16,492	11/18	(190)
Canada 10 Year Government Bond Futures			136	CAD	17,972	12/18	(182)
DAX Index Futures			47	EUR	13,463	12/18	(862)
Dow Jones U. S. Real Estate Index Futures			541	USD	16,711	12/18	(823)
EURO STOXX 50 Index Futures			308	EUR	9,838	12/18	(470)
FTSE/MIB Index Futures			37	EUR	3,512	12/18	(425)
IBEX 35 Index Futures			51	EUR	4,532	11/18	(69)
MSCI EAFE Index Futures			74	USD	6,706	12/18	(478)
OMXS30 Index Futures			237	SEK	36,308	11/18	(32)
Russell 1000 E-Mini Index Futures			1	USD	75	12/18	(6)
S&P 500 E-Mini Index Futures			265	USD	35,922	12/18	(1,435)
TOPIX Index Futures			146	JPY	2,395,860	12/18	(470)
United States 5 Year Treasury Note Futures			195	USD	21,915	12/18	5
United States 10 Year Treasury Note Futures			234	USD	27,715	12/18	(394)
Short Positions
Euro-Bund Futures			108	EUR	17,308	12/18	34
FTSE 100 Index Futures			117	GBP	8,320	12/18	235
Hang Seng Index Futures			7	HKD	8,719	11/18	(2)
Long Gilt Futures			142	GBP	17,382	12/18	(70)
MSCI Emerging Markets Index Futures			159	USD	7,606	12/18	549
MSCI Singapore Index Futures			13	SGD	446	11/18	(4)
NASDAQ 100 E-Mini Index Futures			174	USD	24,275	12/18	1,346
Russell 2000 E-Mini Index Futures			295	USD	22,301	12/18	3,152
S&P Financial Select Sector Index Futures			95	USD	7,677	12/18	575
S&P/TSX 60 Index Futures			4	CAD	715	12/18	32
SPI 200 Index Futures			81	AUD	11,741	12/18	518
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							420

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	AUD	2,113		USD	1,505	12/19/18	7
Bank of Montreal	CHF	1,088		USD	1,126	12/19/18	41
Bank of Montreal	EUR	3,178		USD	3,714	12/19/18	100
Bank of Montreal	GBP	1,428		USD	1,868	12/19/18	38
Bank of Montreal	SEK	98,119		USD	11,062	11/26/18	320
Brown Brothers Harriman	EUR	1,531		USD	1,778	11/26/18	41
Citigroup	AUD	2,113		USD	1,503	12/19/18	5
Citigroup	CHF	1,088		USD	1,126	12/19/18	40
Citigroup	EUR	3,178		USD	3,713	12/19/18	99
Citigroup	GBP	1,428		USD	1,870	12/19/18	40
Commonwealth Bank of Australia	NOK	22,386		USD	2,755	11/26/18	97
Royal Bank of Canada	USD	2,733		JPY	305,637	11/26/18	(20)
Royal Bank of Canada	AUD	2,113		USD	1,504	12/19/18	7

See accompanying notes which are an integral part of the financial statements.

102 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
Royal Bank of Canada			CHF	1,088	USD	1,126	12/19/18		40
Royal Bank of Canada			EUR	3,178	USD	3,714	12/19/18		101
Royal Bank of Canada			GBP	1,428	USD	1,868	12/19/18		38
Standard Chartered			USD	6,438	CAD	8,351	11/26/18		(92)
Standard Chartered			CNY	69,150	USD	10,028	12/19/18		134
State Street			USD	357	CAD	469	12/19/18		—
State Street			USD	144	MXN	2,820	12/19/18		(6)
State Street			USD	827	NZD	1,254	11/26/18		(8)
State Street			USD	254	ZAR	3,920	12/19/18		10
State Street			AUD	2,113	USD	1,503	12/19/18		6
State Street			BRL	13,060	USD	3,152	12/19/18		(344)
State Street			CHF	1,088	USD	1,125	12/19/18		40
State Street			EUR	3,178	USD	3,712	12/19/18		98
State Street			GBP	1,428	USD	1,869	12/19/18		39
State Street			HKD	13,193	USD	1,684	12/19/18		(1)
State Street			ILS	9,891	USD	2,724	11/26/18		60
State Street			INR	80,120	USD	1,087	12/19/18		12
State Street			JPY	191,568	USD	1,736	12/19/18		31
State Street		KRW		14,897,240	USD	13,232	12/19/18		163
State Street			RUB	192,690	USD	2,703	12/19/18		(207)
State Street			SEK	4,647	USD	517	12/19/18		7
State Street			SGD	693	USD	503	12/19/18		2
State Street		TWD		295,740	USD	9,646	12/19/18		60
Westpac			AUD	2,681	USD	1,914	11/26/18		15
Westpac			AUD	2,113	USD	1,503	12/19/18		5
Westpac			CHF	808	USD	820	11/26/18		15
Westpac			CHF	1,088	USD	1,126	12/19/18		41
Westpac			EUR	3,178	USD	3,713	12/19/18		100
Westpac			GBP	1,428	USD	1,869	12/19/18		39
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									1,213

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 74,900		3 Month LIBOR + 0.210%(2)		12/21/18	—	5,929	5,929
Total Open Total Return Swap Contracts (å)							—	5,929	5,929

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 103

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — October 31, 2018

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$

CDX Emerging Markets
Index	Bank of America	Sell	USD	1,000	1.000%(2)	12/20/23	(49)	3	(46)

CDX NA High Yield Index	Bank of America	Purchase	USD	16,000	(5.000%)(2)	12/20/23	(1,133)	208	(925)
Total Open Credit Indices Contracts (å)							(1,182)	211	(971)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$500,077	$—	$—	$—	$500,077	93.5
Options Purchased	113	—	—	—	113	—*
Short-Term Investments	—	—	—	457	457	0.1
Total Investments	500,190	—	—	457	500,647	93.6
Other Assets and Liabilities, Net						6.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	6,446	—	—	—	6,446	1.2
Foreign Currency Exchange Contracts	—	1,891	—	—	1,891	0.4
Total Return Swap Contracts	—	5,929	—	—	5,929	1.1
'
Liabilities
Futures Contracts	(6,026)	—	—	—	(6,026)	(1.1)
Foreign Currency Exchange Contracts	—	(678)	—	—	(678)	(0.1)
Credit Default Swap Contracts	—	(971)	—	—	(971)	(0.2)
Total Other Financial Instruments**	$420	$6,171	$—	$—	$6,591

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

104 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — October 31, 2018

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$113	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	1,891	—
Variation margin on futures contracts**	6,407	—	—	39
Total return swap contracts, at fair value	5,929	—	—	—
Total	$12,449	$—	$1,891	$39

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$5,362	$—	$—	$664
Unrealized depreciation on foreign currency exchange contracts	—	—	678	—
Credit default swap contracts, at fair value	—	971	—	—
Total	$5,362	$971	$678	$664
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$6,391	$—	$—	$—
Futures contracts	(10,729)	—	—	(1,309)
Option Written	729	—	—	—
Total return swap contracts	(12,557)	—	—	—
Credit default swap contracts	—	(905)	—	—
Foreign currency exchange contracts	—	—	2,967	—
Total	$(16,166)	$(905)	$2,967	$(1,309)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(2,435)	$—	$—	$—
Futures contracts	2,218	—	—	(738)
Total return swap contracts	7,411	—	—	—
Credit default swap contracts	—	433	—	—
Foreign currency exchange contracts	—	—	(885)	—
Total	$7,194	$433	$(885)	$(738)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 105

Russell Investment Company
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$113	$ — $	113
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,891	—	1,891
Total Return Swap Contracts	Total return swap contracts, at fair value	5,929	—	5,929
Total Financial and Derivative Assets		7,933	—	7,933
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$7,933	$ — $	7,933

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$105	$—	$—	$105
Bank of Montreal	505	—	—	505
Barclays	5,929	—	750	5,179
Brown Brothers Harriman	41	—	—	41
Citigroup	184	—	—	184
Commonwealth Bank of Australia	97	—	—	97
Goldman Sachs	10	—	10	—
Royal Bank of Canada	185	—	—	185
Standard Chartered	134	—	—	134
State Street	529	476	53	—
Westpac	214	—	—	214
Total	$7,933	$476	$813	$6,644

See accompanying notes which are an integral part of the financial statements.

106 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$678	$ — $	678
Credit Default Swap Contracts	Credit default swap contracts, at fair value	971	—	971
Total Financial and Derivative Liabilities		1,649	—	1,649
Financial and Derivative Liabilities not subject to a netting agreement		(971)	—	(971)
Total Financial and Derivative Liabilities subject to a netting agreement		$678	$ — $	678

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Royal Bank of Canada	20	$—	$—	$20
Standard Chartered	92	—	—	92
State Street	566	476	89	1
Total	$678	$476	$89	$113

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 107

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities — October 31, 2018

Amounts in thousands
Assets
Investments, at identified cost	$493,558
Investments, at fair value(>)	500,647
Cash	20,899
Unrealized appreciation on foreign currency exchange contracts	1,891
Receivables:
Dividends from affiliated funds	1
Fund shares sold	576
From broker(a)(b)	11,465
Variation margin on futures contracts	9,025
Total return swap contracts, at fair value(8)	5,929
Total assets	550,433

Liabilities
Payables:
Due to custodian	10,350
Due to broker (c)	111
Investments purchased	65
Fund shares redeemed	435
Accrued fees to affiliates	346
Other accrued expenses	59
Variation margin on futures contracts	2,321
Unrealized depreciation on foreign currency exchange contracts	678
Credit default swap contracts, at fair value(+)	971
Total liabilities	15,336

Net Assets	$535,097

See accompanying notes which are an integral part of the financial statements.

108 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — October 31, 2018

Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses)	$833
Shares of beneficial interest	438
Additional paid-in capital	533,826
Net Assets	$535,097

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.49
Class A — Net assets	$174,671,941
Class A — Shares outstanding ($. 01 par value)	13,745,436
Net asset value per share: Class C(#)	$11.31
Class C — Net assets	$179,914,403
Class C — Shares outstanding ($. 01 par value)	15,906,335
Net asset value per share: Class E(#)	$12.42
Class E — Net assets	$2,002,049
Class E — Shares outstanding ($. 01 par value)	161,237
Net asset value per share: Class R1(#)	$12.82
Class R1 — Net assets	$9,327,154
Class R1 — Shares outstanding ($. 01 par value)	727,568
Net asset value per share: Class R4(#)	$12.46
Class R4 — Net assets	$19,874,198
Class R4 — Shares outstanding ($. 01 par value)	1,594,409
Net asset value per share: Class R5(#)	$12.28
Class R5 — Net assets	$10,168,893
Class R5 — Shares outstanding ($. 01 par value)	827,910
Net asset value per share: Class S(#)	$12.79
Class S — Net assets	$139,138,220
Class S — Shares outstanding ($. 01 par value)	10,882,698
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$(1,182)
(>) Investments in affiliated funds	$500,534

(a) Receivable from Broker for Futures	$6,400
(b) Receivable from Broker for Swaps	$5,065
(c) Due to Broker for Options	$111
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 109

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$24,633
Interest	90
Total investment income	24,723

Expenses
Advisory fees	1,212
Administrative fees	258
Custodian fees	79
Distribution fees - Class A	484
Distribution fees - Class C	1,585
Distribution fees - Class R5	32
Distribution fees – Class T	—**
Transfer agent fees - Class A	387
Transfer agent fees - Class C	423
Transfer agent fees - Class E	5
Transfer agent fees - Class R1	21
Transfer agent fees - Class R4	48
Transfer agent fees - Class R5	25
Transfer agent fees - Class S	303
Transfer agent fees – Class T	—**
Professional fees	49
Registration fees	96
Shareholder servicing fees - Class C	528
Shareholder servicing fees - Class E	7
Shareholder servicing fees - Class R4	59
Shareholder servicing fees - Class R5	32
Trustees’ fees	20
Printing fees	61
Miscellaneous	20
Expenses before reductions	5,734
Expense reductions	(1,105)
Net expenses	4,629
Net investment income (loss)	20,094

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,391
Investments in affiliated funds	10,868
Futures contracts	(12,038)
Options written	729
Foreign currency exchange contracts	2,967
Total return swap contracts	(12,557)
Credit default swap contracts	(905)
Foreign currency-related transactions	35
Capital gain distributions from affiliated funds	25,938
Net realized gain (loss)	21,428
Net change in unrealized appreciation (depreciation) on:
Investments	(2,435)
Investments in affiliated funds	(64,432)
Futures contracts	1,480

See accompanying notes which are an integral part of the financial statements.

110 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended October 31, 2018

Amounts in thousands
Foreign currency exchange contracts	(885)
Total return swap contracts	7,411
Credit default swap contracts	433
Foreign currency-related transactions	131
Net change in unrealized appreciation (depreciation)	(58,297)
Net realized and unrealized gain (loss)	(36,869)
Net Increase (Decrease) in Net Assets from Operations	$(16,775)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 111

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended October 31,
Amounts in thousands	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,094	$5,613
Net realized gain (loss)	21,428	43,969
Net change in unrealized appreciation (depreciation)	(58,297)	62,342
Net increase (decrease) in net assets from operations	(16,775)	111,924

Distributions (i)
To shareholders
Class A	(4,925)	(3,048)
Class C	(5,393)	(3,505)
Class E	(71)	(85)
Class R1	(278)	(436)
Class R4	(644)	(489)
Class R5	(336)	(362)
Class S	(4,046)	(2,325)
Net decrease in net assets from distributions	(15,693)	(10,250)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(74,016)	(128,849)
Total Net Increase (Decrease) in Net Assets	(106,484)	(27,175)

Net Assets
Beginning of period	641,581	668,756
End of period (ii)	$535,097	$641,581

(i)     Presentation of prior year distributions differ from what was reported in the 2017 Annual Report due to the implementation of a new SEC disclosure requirement.
For the period ended October 31, 2017, distributions from net investment income (in thousands) for classes A, C, E, R1, R4, R5 and S were $2,300, $2,645, $64,
$329, $369, $273 and $1,754, respectively. For the same period, distributions in excess (in thousands) for classes A, C, E, R1, R4, R5 and S were $748, $860, $21,
$107, $120, $89 and $571, respectively.
(ii)     Prior year undistributed (overdistributed) net investment income included in net assets for the period ended October 31, 2017 was $(1,557). The parenthetical reference is excluded in the current year due to an amendment to the SEC disclosure requirement.

See accompanying notes which are an integral part of the financial statements.

112 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended October 31, 2018 and October 31, 2017 were as follows:

	2018		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	804	$10,817	1,241	$15,483
Proceeds from reinvestment of distributions	367	4,902	252	3,033
Payments for shares redeemed	(2,351)	(31,608)	(2,476)	(30,698)
Net increase (decrease)	(1,180)	(15,889)	(983)	(12,182)
Class C
Proceeds from shares sold	915	11,008	1,264	14,095
Proceeds from reinvestment of distributions	449	5,362	321	3,469
Payments for shares redeemed	(4,382)	(52,578)	(6,054)	(67,783)
Net increase (decrease)	(3,018)	(36,208)	(4,469)	(50,219)
Class E
Proceeds from shares sold	33	436	29	347
Proceeds from reinvestment of distributions	5	69	7	84
Payments for shares redeemed	(118)	(1,547)	(318)	(3,786)
Net increase (decrease)	(80)	(1,042)	(282)	(3,355)
Class R1
Proceeds from shares sold	73	992	278	3,466
Proceeds from reinvestment of distributions	20	271	36	433
Payments for shares redeemed	(240)	(3,285)	(1,599)	(19,834)
Net increase (decrease)	(147)	(2,022)	(1,285)	(15,935)
Class R4
Proceeds from shares sold	173	2,272	240	2,929
Proceeds from reinvestment of distributions	49	644	41	489
Payments for shares redeemed	(612)	(8,069)	(1,051)	(12,707)
Net increase (decrease)	(390)	(5,153)	(770)	(9,289)
Class R5
Proceeds from shares sold	138	1,801	168	2,017
Proceeds from reinvestment of distributions	26	336	31	361
Payments for shares redeemed	(381)	(4,945)	(1,157)	(14,391)
Net increase (decrease)	(217)	(2,808)	(958)	(12,013)
Class S
Proceeds from shares sold	1,893	25,560	3,108	39,103
Proceeds from reinvestment of distributions	296	3,976	189	2,281
Payments for shares redeemed	(2,982)	(40,324)	(5,522)	(67,340)
Net increase (decrease)	(793)	(10,788)	(2,225)	(25,956)
Class T (1)(2)
Proceeds from shares sold	—	—	8	100
Payments for shares redeemed	(8)	(106)	—	—
Net increase (decrease)	(8)	(106)	8	100
Total increase (decrease)	(5,833)	$(74,016)	(10,964)	$(128,849)

(1) For the period June 7, 2017 (inception date) to October 31, 2017.
(2) For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 113

Russell Investment Company
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	Distributions
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	in Excess
Class A
October 31, 2018	13.45	. 48	(. 88)	(. 40)	(. 34)	—
October 31, 2017	11.48	. 14	2.03	2.17	(. 15)	(. 05)
October 31, 2016	11.26	. 20	. 19	. 39	(. 17)	—
October 31, 2015	11.75	. 32	(. 53)	(. 21)	(. 26)	(. 02)
October 31, 2014	11.24	. 26	. 49	. 75	(. 24)	—

Class C
October 31, 2018	12.05	. 30	(. 74)	(. 44)	(. 30)	—
October 31, 2017	10.34	. 02	1.85	1.87	(. 12)	(. 04)
October 31, 2016	10.17	. 07	. 20	. 27	(. 10)	—
October 31, 2015	10.64	. 17	(. 43)	(. 26)	(. 20)	(. 01)
October 31, 2014	10.23	. 14	. 46	. 60	(. 19)	—

Class E
October 31, 2018	13.15	. 50	(. 89)	(. 39)	(. 34)	—
October 31, 2017	11.22	. 20	1.93	2.13	(. 15)	(. 05)
October 31, 2016	11.01	. 21	. 17	. 38	(. 17)	—
October 31, 2015	11.49	. 34	(. 54)	(. 20)	(. 26)	(. 02)
October 31, 2014	10.99	. 26	. 48	. 74	(. 24)	—

Class R1
October 31, 2018	13.55	. 60	(. 97)	(. 37)	(. 36)	—
October 31, 2017	11.54	. 25	1.98	2.23	(. 17)	(. 05)
October 31, 2016	11.32	. 25	. 18	. 43	(. 21)	—
October 31, 2015	11.81	. 44	(. 60)	(. 16)	(. 31)	(. 02)
October 31, 2014	11.29	. 34	. 46	. 80	(. 28)	—

Class R4(1)
October 31, 2018	13.19	. 51	(. 90)	(. 39)	(. 34)	—
October 31, 2017	11.26	. 15	1.98	2.13	(. 15)	(. 05)
October 31, 2016	11.05	. 20	. 19	. 39	(. 18)	—
October 31, 2015	11.53	. 34	(. 52)	(. 18)	(. 28)	(. 02)
October 31, 2014	11.03	. 30	. 45	. 75	(. 25)	—

Class R5(2)
October 31, 2018	13.02	. 44	(. 85)	(. 41)	(. 33)	—
October 31, 2017	11.13	. 12	1.96	2.08	(. 14)	(. 05)
October 31, 2016	10.92	. 17	. 19	. 36	(. 15)	—
October 31, 2015	11.40	. 32	(. 53)	(. 21)	(. 25)	(. 02)
October 31, 2014	10.91	. 26	. 45	. 71	(. 22)	—

Class S
October 31, 2018	13.52	. 53	(. 90)	(. 37)	(. 36)	—
October 31, 2017	11.52	. 17	2.04	2.21	(. 16)	(. 05)
October 31, 2016	11.30	. 23	. 19	. 42	(. 20)	—
October 31, 2015	11.79	. 33	(. 51)	(. 18)	(. 29)	(. 02)
October 31, 2014	11.27	. 30	. 48	. 78	(. 26)	—

See accompanying notes which are an integral part of the financial statements.

114 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(g)	Net(e)(g)	Net Assets(b)(e)	Turnover Rate

(. 34)	12.71	(3.09)	174,672	. 75	. 57	3.59	15
(. 20)	13.45	19.08	200,753	. 75	. 57	1.13	26
(. 17)	11.48	3.56	182,586	. 74	. 57	1.82	16
(. 28)	11.26	(1.80)	206,436	. 73	. 56	2.72	47
(. 24)	11.75	6.70	233,233	. 72	. 56	2.28	23

(. 30)	11.31	(3.81)	179,915	1.50	1.32	2.51	15
(. 16)	12.05	18.24	228,121	1.50	1.32	. 22	26
(. 10)	10.34	2.72	242,007	1.49	1.32	. 73	16
(. 21)	10.17	(2.51)	280,881	1.48	1.31	1.60	47
(. 19)	10.64	5.87	327,125	1.47	1.31	1.37	23

(. 34)	12.42	(3.10)	2,002	. 75	. 57	3.77	15
(. 20)	13.15	19.16	3,170	. 75	. 57	1.67	26
(. 17)	11.22	3.52	5,873	. 74	. 57	1.91	16
(. 28)	11.01	(1.78)	10,665	. 73	. 56	3.01	47
(. 24)	11.49	6.76	23,055	. 72	. 56	2.35	23

(. 36)	12.82	(2.83)	9,327	. 50	. 24	4.39	15
(. 22)	13.55	19.52	11,849	. 50	. 24	1.99	26
(. 21)	11.54	3.88	24,918	. 49	. 24	2.26	16
(. 33)	11.32	(1.45)	34,770	. 48	. 21	3.81	47
(. 28)	11.81	7.17	66,147	. 47	. 17	2.97	23

(. 34)	12.46	(3.00)	19,874	. 75	. 49	3.87	15
(. 20)	13.19	19.14	26,185	. 75	. 49	1.26	26
(. 18)	11.26	3.63	31,006	. 74	. 49	1.87	16
(. 30)	11.05	(1.66)	38,243	. 73	. 46	3.02	47
(. 25)	11.53	6.87	57,343	. 72	. 42	2.61	23

(. 33)	12.28	(3.27)	10,169	1.00	. 74	3.39	15
(. 19)	13.02	18.86	13,606	1.00	. 74	. 98	26
(. 15)	11.13	3.40	22,283	. 99	. 74	1.60	16
(. 27)	10.92	(1.94)	30,620	. 98	. 71	2.87	47
(. 22)	11.40	6.61	53,253	. 97	. 67	2.34	23

(. 36)	12.79	(2.87)	139,138	. 50	. 32	3.91	15
(. 21)	13.52	19.41	157,792	. 50	. 32	1.33	26
(. 20)	11.52	3.81	160,083	. 49	. 32	2.08	16
(. 31)	11.30	(1.54)	177,374	. 48	. 31	2.84	47
(. 26)	11.79	7.04	179,424	. 47	. 31	2.56	23

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 115

Russell Investment Company
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended October 31, 2018 were as follows:
Advisory fees	$27,835
Administration fees	19,851
Distribution fees	158,826
Shareholder servicing fees	46,475
Transfer agent fees	90,684
Trustee fees	2,408
$346,079

Transactions (amounts in thousands) during the period ended October 31, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$19,145	$621	$3,813	$(1,946	) $	1,455	$15,462	$291	$—
Global Infrastructure Fund	18,637	2,070	6,975	620		(3,182)	11,170	1,054	791
Global Real Estate Securities Fund	3,352	5,667	1,471	(33)		(512)	7,003	267	172
Multifactor U. S. Equity Fund	36,780	2,731	9,665	1,467		(1,755)	29,558	709	1,792
U. S. Defensive Equity Fund	45,625	4,628	11,946	3,169		(4,038)	37,438	1,233	3,135
U. S. Dynamic Equity Fund	33,959	9,597	8,304	540		(8,833)	26,959	5,344	3,906
U. S. Small Cap Equity Fund	92,606	11,067	24,047	2,523		(8,843)	73,306	4,256	6,019
Global Opportunistic Credit Fund	31,712	1,219	27,795	(225)		(621)	4,290	976	—
Unconstrained Total Return Fund	28,611	21,039	8,615	18		(154)	40,899	1,155	—
Emerging Markets Fund	65,583	6,157	9,710	2,406		(11,323)	53,113	836	—
Global Equity Fund	131,818	19,457	28,363	1,794		(15,853)	108,853	5,517	10,123
Multifactor International Equity Fund	114,373	4,451	16,560	535		(10,773)	92,026	2,977	—
U. S. Cash Management Fund	5,962	10,344	15,849	—		—	457	18	—
	$628,163	$99,048	$173,113	$10,868		$(64,432)	$500,534	$24,633	$25,938

Federal Income Taxes
At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$492,911,392
Unrealized Appreciation	$31,113,209
Unrealized Depreciation	(25,132,664)
Net Unrealized Appreciation (Depreciation)	$5,980,545
Undistributed Ordinary Income	$13,944,351
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(19,352,964)
Tax Composition of Distributions
Ordinary Income	$15,692,740

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.

At October 31, 2018, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Total distributable earnings (losses)	$8,566
Additional paid-in capital	(8,566)

See accompanying notes which are an integral part of the financial statements.

116 Equity Growth Strategy Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — October 31, 2018

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
LIBOR – London Interbank Offered Rate

Foreign Currency Abbreviations:
AUD - Australian dollar	HKD - Hong Kong dollar	RUB - Russian ruble
BRL - Brazilian real	ILS - Israeli shekel	SEK - Swedish krona
CAD - Canadian dollar	INR - Indian rupee	SGD - Singapore dollar
CHF - Swiss franc	JPY - Japanese yen	TWD - Taiwanese dollar
CNY - Chinese renminbi yuan	KRW - South Korean won	USD - United States dollar
DKK - Danish krone	MXN - Mexican peso	ZAR - South African rand
EUR - Euro	NOK - Norwegian krone
GBP - British pound sterling	NZD - New Zealand dollar

117 Notes to Schedule of Investments

Russell Investment Company
LifePoints® Funds

Notes to Financial Highlights — October 31, 2018

(1) As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued shares of Class R4. Class R2 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October
31, 2014. All prior periods reflect the financial activity of Class R2 shares.
(2) As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued shares of Class R5. Class R3 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R5 shares for the period October 2, 2014 through October
31, 2014. All prior periods reflect the financial activity of Class R3 shares.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

118 Notes to Financial Highlights

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements — October 31, 2018

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as
"equitization").

The following table shows each Fund's approximate expected target strategic asset allocation to equity, fixed income, alternative and multi-asset asset classes effective on March 1, 2018. As of October 31, 2018, the equity Underlying Funds in which the Funds may invest include the U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short Duration
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global
Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time
(1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective March 1, 2018.

				Asset Allocation*
		Conservative	Moderate	Balanced	Growth	Equity Growth
	Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity		8%	29.5%	51%	70%	85%
Fixed Income		63%	53%	38%	22%	7%
Multi-Asset		23%	10%	4%	0%	0%
Alternative#		6%	7.5%	7%	8%	8%

* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Effective January 1, 2019, the U.S. Defensive Equity Fund will undergo the following changes:

• The Fund will be renamed the Sustainable Equity Fund.

119 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

• The Fund will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowing for investment purposes in equity securities.

• The Fund's investment strategy will change to pursuing a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations.

• Please see the Supplement to the Fund's Prospectus dated September 19, 2018 for more information regarding these and related changes to the Underlying Fund.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement

120 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

The Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the net asset value ("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

For the period ended October 31, 2018, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by

Notes to Financial Statements 121

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At October 31, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2015 through October 31, 2017,

122 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class M, Class P,
Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands

Notes to Financial Statements 123

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended October 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Conservative Strategy Fund	$27,573,304	$28,724,794	$22,316,727	$19,656,396
Moderate Strategy Fund	68,276,701	46,363,787	34,660,452	29,993,969
Balanced Strategy Fund	569,983,259	468,885,723	357,228,659	313,295,475
Growth Strategy Fund	384,367,910	360,804,086	263,170,042	235,749,850
Equity Growth Strategy Fund	215,892,890	187,955,646	135,104,022	117,030,606

124 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

		Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Conservative Strategy Fund	$28,265,625	$28,348,947	$21,897,970	$19,293,057
Moderate Strategy Fund	70,257,676	45,909,885	33,938,186	29,745,577
Balanced Strategy Fund	585,405,825	462,417,311	350,838,917	311,349,402
Growth Strategy Fund	395,960,443	355,230,689	258,319,405	231,961,797
Equity Growth Strategy Fund	221,491,966	185,275,736	132,690,026	115,685,180

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended October 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

Notes to Financial Statements 125

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

		Notional of Options Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Moderate Strategy Fund	$110,975,000	$157,095,317	$46,120,317	$64,040,000
Balanced Strategy Fund	738,587,500	1,547,946,250	807,933,333	366,755,000
Growth Strategy Fund	210,737,500	755,443,646	543,746,597	263,370,000
Equity Growth Strategy Fund	108,675,000	347,616,585	238,524,390	117,920,000

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended October 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

		Notional of Futures Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Conservative Strategy Fund	$44,585,700	$35,011,063	$30,012,381	$30,036,614
Moderate Strategy Fund	154,704,579	171,453,200	186,544,942	139,603,896
Balanced Strategy Fund	686,530,854	949,569,429	800,857,240	700,790,264
Growth Strategy Fund	529,324,311	911,574,850	721,789,081	728,955,618
Equity Growth Strategy Fund	265,077,350	396,470,221	320,964,343	340,037,403

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange

126 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a

Notes to Financial Statements 127

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended October 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets

The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

128 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Conservative Strategy Fund	$7,880,000	$8,000,000	$8,000,000	$8,000,000
Moderate Strategy Fund	54,220,000	32,700,000	32,700,000	32,700,000
Balanced Strategy Fund	123,349,000	66,300,000	66,300,000	66,300,000
Growth Strategy Fund	188,820,000	62,300,000	62,300,000	62,300,000
Equity Growth Strategy Fund	46,820,000	17,000,000	17,000,000	17,000,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended October 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

		Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018	October 31, 2018
Moderate Strategy Fund	$46,000,024	$47,658,380	$49,737,336	$46,000,000
Balanced Strategy Fund	314,700,004	326,045,317	436,511,641	309,200,000
Growth Strategy Fund	91,999,996	95,316,707	293,610,370	244,800,000
Equity Growth Strategy Fund	46,700,011	48,383,602	128,891,986	74,900,000

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Notes to Financial Statements 129

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended October 31, 2018, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Conservative Strategy Fund	$18,156,311	$73,331,899
Moderate Strategy Fund	63,825,330	148,235,353
Balanced Strategy Fund	209,904,734	588,507,490
Growth Strategy Fund	185,093,463	392,500,129
Equity Growth Strategy Fund	88,703,524	157,263,817

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

130 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of October 31, 2018, the Funds had invested $3,078,548 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended October
31, 2018:

	Advisory	Administrative
Conservative Strategy Fund	$526,878	$111,962
Moderate Strategy Fund	907,639	192,874
Balanced Strategy Fund	3,926,828	834,451
Growth Strategy Fund	2,732,219	580,596
Equity Growth Strategy Fund	1,212,123	257,576

Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:

Until February 28, 2019, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2018 were as follows:

Amount
Conservative Strategy Fund	$526,878
Moderate Strategy Fund	907,639
Balanced Strategy Fund	3,926,828
Growth Strategy Fund	2,732,219
Equity Growth Strategy Fund	1,212,123

RIFUS has contractually agreed to waive, through February 29, 2020, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

Funds/Classes	Waivers
Conservative Strategy Fund – Class A & C	0.05%

RIFUS has contractually agreed to waive, through February 28, 2019, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

Notes to Financial Statements 131

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

Funds/Classes	Waivers
Conservative Strategy Fund – Class E & S	0.02%
Conservative Strategy Fund – Class R1, R4 & R5	0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5	0.08%
Balanced Strategy Fund – Class R1, R4 & R5	0.06%
Growth Strategy Fund – Class R1, R4 & R5	0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5	0.08%

As of October 31, 2018, RIM and RIFUS waived the following expenses:

	RIM Waiver	RIM Reimbursement	RIFUS Waiver	Total
Conservative Strategy Fund	$526,878	$27,336	$115,131	$669,345
Moderate Strategy Fund	834,501	—	290,558	1,125,059
Balanced Strategy Fund	2,930,918	—	1,506,368	4,437,286
Growth Strategy Fund	2,144,171	—	67,107	2,211,278
Equity Growth Strategy Fund	1,067,745	—	37,559	1,105,304

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended October 31, 2018, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Conservative Strategy Fund	$4,339
Moderate Strategy Fund	5
Balanced Strategy Fund	6,796
Growth Strategy Fund	1,035
Equity Growth Strategy Fund	—

132 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

For the period ended October 31, 2018, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$60,774	$9,575
Moderate Strategy Fund	154,803	29,726
Balanced Strategy Fund	542,623	89,175
Growth Strategy Fund	703,032	110,010
Equity Growth Strategy Fund	199,017	31,385

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended October 31, 2018, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,459,250.

5. Federal Income Taxes
At October 31, 2018, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

		No Expiration
	10/31/2019	Short Term	Long-Term	Totals	Expired
Balanced Strategy Fund	$—	$10,021,301	$—	$10,021,301	$—
Equity Growth Strategy Fund	19,352,964	—	—	19,352,964	8,566,906

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements 133

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — October 31, 2018

6. Record Ownership
As of October 31, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Conservative Strategy Fund	5	77.9
Moderate Strategy Fund	3	64.8
Balanced Strategy Fund	4	75.0
Growth Strategy Fund	3	65.2
Equity Growth Strategy Fund	3	59.9

7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:

At meeting held on December 4, 2018, the Board of Trustees, on the recommendation of RIM, approved the following change to an
Underlying Fund:

Effective March 1, 2019, the Global Opportunistic Credit Fund will be renamed the Opportunistic Credit Fund.

Distributions:

On December 20, 2018, the Board declared dividends payable from net investment income and capital gains for the funds that declared distributions quarterly, as applicable. See Note 2. Dividends are payable on December 24, 2018, to shareholders of record effective with the opening of business on December 21, 2018.

134 Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund,
Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment
Company, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 21, 2018

We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Report of Independent Registered Public Accounting Firm 135

Russell Investment Company
LifePoints® Funds

Tax Information — October 31, 2018 (Unaudited)

For the tax year ended October 31, 2018, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the tax year ended October 31, 2018, the Funds hereby designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.

The Form 1099 you receive in January 2019 will show the tax status of all distributions paid to your account in calendar year 2018.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Conservative Strategy Fund	10.2%
Moderate Strategy Fund	8.8%
Balanced Strategy Fund	9.0%
Growth Strategy Fund	15.8%
Equity Growth Strategy Fund	20.8%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2018:

Conservative Strategy Fund	$3,507,405
Moderate Strategy Fund	5,222,028
Balanced Strategy Fund	66,394,403
Growth Strategy Fund	45,834,918
Equity Growth Strategy Fund	—

The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2018.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:

		Foreign Taxes	Foreign Source Income	Foreign Source
Fund Name	Foreign Taxes Paid	Paid Per Share		Income Per Share
Conservative Strategy Fund	$34,263	$0.0014	$402,245	$0.0168
Moderate Strategy Fund	140,418	0.0035	1,673,856	0.0422
Balanced Strategy Fund	996,780	0.0064	12,001,936	0.0766
Growth Strategy Fund	863,223	0.0086	10,448,078	0.1043
Equity Growth Strategy Fund	429,945	0.0098	5,189,142	0.1184

Please consult a tax adviser for any questions about federal or state income tax laws.

136 Tax Information

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts — October 31, 2018 (Unaudited)

Approval of Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
RIM (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The RIM Agreement was approved by the
Board on December 16, 2015 (the “Approval Date”) and subsequently approved by the respective shareholders of each Fund and it became effective on June 1, 2016 for an initial period of two years. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 21, 2018 (the “Agreement Evaluation Meeting”).
During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by
RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2)
information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and
(3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM in the case of the custom peer comparisons to be generally comparable to the Funds and the Underlying Funds. In the case of certain, but not all, Underlying Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIM, which changes were noted in the Third-
Party Information. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The
Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 24, 2018 (the “Agreement Information Review Meeting”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with the
Chief Executive Officer of Russell Investments (as defined below); met in an executive session with a representative of TA Associates
(as defined below); and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Agreement Evaluation Information. The Board met by conference telephone call in a private session with the Chief Executive Officer of Russell Investments on May 7, 2018 to review and discuss additional Agreement Evaluation
Information regarding organizational developments and plans. The additional Agreement Evaluation Information requested in the
April 24, 2018 meeting was received on May 8, 2018 and May 15, 2018. On May 15, 2018, the Independent Trustees met by
conference telephone call in private session with Independent Counsel to review the additional Agreement Evaluation Information. On
May 15, 2018, following the aforementioned conference call, the Board Chair met telephonically with representatives of management to request additional or revised Agreement Evaluation Information. The additional or revised Agreement Evaluation Information requested by the Board Chair on her May 15, 2018 conference call with representatives of management was received on May 18, 2018.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information

Basis for Approval of Investment Advisory Contracts 137

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the Agreements, the Board considered that each of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”), other than the RIC Multifactor U.S. Equity Fund and the RIC Multifactor International Equity Fund (the “RIM-Managed
Underlying Funds”), which are currently managed only by RIM, employs a manager-of-managers method of investment and RIM’s past expressed belief that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated Money Managers for the Manager-of-Managers Underlying Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or
(3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.

The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the three main asset classes – equities, fixed income and alternatives – and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the
Fund’s stated investment objectives and risks profile. In addition to investing in the Underlying Funds, RIM may seek to actively manage each Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives that RIM believes will achieve the desired exposures for the Fund. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds. The Board considered that, although RIM traditionally has managed
Underlying Fund exposures through the selection of and allocations to Money Managers, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in changes in RIM’s approach to its
Underlying Fund investment advisory services. In this regard, assets of each Manager-of-Managers Underlying Fund generally have been allocated among RIM and the multiple Money Manager strategies selected by RIM, subject to Board approval, for that Manager-of-
Managers Underlying Fund. RIM manages the investment of each Manager-of-Managers Underlying Fund’s cash and also may manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to the Money Manager strategies and portions of a Manager-of-Managers Underlying Fund during transitions between Money Managers. The Underlying
Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. In the case of non-discretionary Money Manager assignments, RIM itself manages portions of a Manager-of-Managers Underlying Fund based upon model portfolios provided by the non-discretionary
Money Managers. In the case of non-discretionary Money Manager assignments for equity funds, RIM implements model equity portfolios through an “enhanced portfolio implementation,” or “emulation,” process designed to reduce trades and lower turnover, and provide more flexibility to manage tax impacts of trades. In all cases, Manager-of-Managers Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.

In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting, subject to Board approval, Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among the

138 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Money Managers or their strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Underlying
Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM (each, a “segment”) in accordance with the Manager-
of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the assets allocated to it and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by each
Money Manager with each Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-
Managers Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers
Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers;
managing Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time for each
Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money
Managers for the Manager-of-Managers Underlying Fund in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers on a discretionary or non-discretionary basis, and allocating assets among the Money Managers or their strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Underlying Fund. The
Agreement Evaluation Information noted the broad array of investment management services provided to the Manager-of-Managers
Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers
Underlying Funds by Money Managers. RIM has advised the Board that while its portfolio construction process is “investment led,”
it establishes a reasonable Money Manager fee target (“Fee Target”) for each Manager-of-Managers Underlying Fund to provide a cost framework for portfolio construction. RIM in the Agreement Evaluation Information advised the Board that Money Manager fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the Board that it uses a number of tools in the portfolio construction process to meet a Manager-of-Managers Underlying Fund’s objective taking into account the Fee Target including the selection of Money Managers, allocation of assets among Money Managers, allocation of assets to itself, Money Manager fee negotiations and guideline customization.
RIM has advised the Board that Fee Targets for particular Manager-of-Managers Underlying Funds may be adjusted (higher or lower)
from time to time.

The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures emphasize to investors RIM’s role as the principal investment manager for each Manager-of-Managers Underlying Fund, rather than the investment selection role of these Manager-of-Managers Underlying Funds’ Money Managers, and describe the manner in which the
Funds or Manager-of-Managers Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Underlying Funds.

The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there would be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-
of-managers strategy of such Manager-of-Managers Underlying Fund selected by shareholders in purchasing their shares of a Fund.

Basis for Approval of Investment Advisory Contracts 139

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;

2. The advisory fee paid by the Fund or the Underlying Fund to RIM (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Manager-of Managers Underlying Funds, the fact that RIM pays the fees for Money Managers of such Fund out of its Advisory Fee;

3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;

4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;

5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and

6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM the impact on the Funds of changes in RIM’s senior management and other personnel providing investment management and other services to the Funds and the Underlying Funds since the Approval Date and changes, and proposed changes, to the operational and data infrastructure supporting the services provided by RIM to the Funds and the Underlying Funds and the
impact of delays and challenges that have been experienced in implementing such changes on the Funds and the Underlying Funds.
The Board was not advised of any diminution in the nature, scope or quality of the investment advisory or other services provided to the
Funds or the Underlying Funds resulting or expected to result from such changes. The Board also discussed with the Chief Compliance
Officer of the Funds (the “CCO”) whether personnel and other resources made available to her are adequate for the maintenance of the Funds’ compliance program and the impact of organizational changes on the compliance programs of the Funds, the Underlying
Funds and RIM. The Board received assurances from the CCO that organizational and other changes since the Approval Date have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds, although the CCO had previously noted her concerns as to the effectiveness of some aspects of the compliance program in connection with the
RIM-Managed Underlying Funds, the portions of Manager-of-Managers Underlying Funds that are managed directly by RIM and other new and more complex investment products and investment strategies. She and RIM senior management have advised the Board that measures, including the aforementioned operational and data infrastructure changes, are in process that should better accommodate these new and more complex investment products and strategies.

Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”).
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement
Information Review Meeting, the Board met in executive session with a representative of TA Associates to discuss the status of its

140 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

indirect investment in RIM. The Board was not advised of any change in TA Associates’ plans regarding its ownership interest in
Russell Investments.

As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM Agreement, the actual allocation of Manager-of-Managers Underlying Fund assets among Money Managers and RIM being determined from time to time by the RIM portfolio manager. The nature and scope of RIM’s direct management of Manager-of-Managers Underlying Fund assets has evolved over the past several years. RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Underlying Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIM’s Direct Management Services generally are not intended to be a primary driver of Manager-of-Managers Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Manager-of-Managers
Underlying Funds to carry out their investment programs. The Board has been advised that RIM intends to continue to expand its
Direct Management Services. In connection with this expansion, RIM expects that a larger portion of certain Manager-of-Managers
Underlying Funds will be managed directly by RIM pursuant to the Direct Management Services. The Board considered that RIM is not required to pay investment advisory fees to any Money Managers with respect to assets for which it provides Direct Management
Services and that the profits derived by RIM generally and from the Manager-of-Managers Underlying Funds consequently may be increased, although RIM may incur additional costs in providing Direct Management Services. Such increased profits ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. RIM advised the Board that, while its portfolio construction process is “investment led,” allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Managers, renegotiation of Money Manager fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds. The Board, however, also considered information provided by RIM as to the potential benefits of the Direct Management Services to Manager-of-Managers Underlying Funds; and the fact that the aggregate Advisory Fees paid by the
Manager-of-Managers Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying
Fund assets as part of the Direct Management Services or otherwise. RIM also noted in the Agreement Evaluation Information that it is implementing a more concentrated pool of Money Managers eligible for selection for Manager-of-Managers Underlying Funds with the primary objective of achieving higher conviction in the Manager-of-Managers Underlying Funds’ Money Manager lineups. RIM, however, will also benefit from this initiative in the form of potential Money Manager fee savings and increased internal efficiencies.
The Board considered that any such benefit ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately implemented from time to time for the affected Funds.

In evaluating the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain
Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Conservative Strategy Fund had an Advisory Fee which, compared with the investment advisory fees of its Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Group for that expense component; the Growth Strategy Fund had an
Advisory Fee which, compared with the investment advisory fees of its Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Group for that expense component; and the Moderate Strategy Fund, Balanced Strategy Fund and Equity Growth
Strategy Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the third quintile of its Expense Group for that expense component. In these rankings, the first quintile

Basis for Approval of Investment Advisory Contracts 141

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the Expense Group funds.

In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.

RIM also advised the Board that although its profitability generally and from its relationships with the Funds and Underlying Funds improved in 2017, its pre-tax “margins” in providing investment advisory services to the Manager-of-Managers Underlying Funds remain near the bottom compared to the margins of public management company peers. RIM expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board has engaged, and continues to engage in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds and Underlying
Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.

Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net
Fund redemptions or purchases in recent years.

With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented since the Approval Date or may be implemented in the future.

The Board also considered that, since the Approval Date, RIM has renegotiated fees with certain Money Managers; changed certain
Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money Managers for each Manager-of-Managers Underlying Fund; and increased its allocations to direct management of various Underlying Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the
Manager-of-Managers Underlying Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in Money Manager fees paid by RIM in respect of a Manager-of-Managers Underlying Fund accrues to RIM, rather than such Fund. The Board also considered that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund.

The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIM also noted
that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Conservative Strategy
Fund, Growth Strategy Fund and Equity Growth Strategy Fund each ranked in the fourth quintile of its Expense Group. The total expenses for the Moderate Strategy Fund and the Balanced Strategy Fund ranked in the third quintile of its Expense Group. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.

142 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board considered RIM’s explanation that the expense ratios of the Funds include fund-level expenses and indirect expenses of the
Underlying Funds. With respect to the Conservative Strategy Fund, the Board considered that an additional transfer agent fee waiver of 3 basis points will be implemented on share classes A and C, effective June 1, 2018, and an incremental transfer agent fee waiver of
3 basis points would be added in 2019, and that such waivers, once implemented, will have a beneficial effect on the Fund’s expense ratio while in effect. The Board considered that the total expenses for each of the Growth Strategy Fund and Equity Growth Strategy
Fund were within 1 basis point from the third quintile of the Fund’s Expense Group.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Evaluation Meetings by RIM, the Board, in respect of each
Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition of the Expense Groups and investment strategies of its respective Comparable Funds and in light of other factors discussed above, (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) except as noted above, the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints which are in place for certain Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.

The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with continuation of the RIM Agreement.
The Board noted RIM’s advice that a key objective of the strategies pursued on behalf of the Manager-of-Managers Underlying
Funds is an improvement in the consistency of their returns over time relative to Comparable Funds that are not multi-manager. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2017 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and
Underlying Funds generally, the Board took into consideration various steps taken by RIM since the Approval Date to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-
of-Managers Underlying Fund investment results.

With respect to the Conservative Strategy Fund, Moderate Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, the
Third-Party Information showed that each Fund’s performance was ranked in the fourth or fifth quintile of its Performance Universe for the 3-year period ended December 31, 2017. With respect to the Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 3-year period ended December 31,
2017. The Board considered RIM’s explanation that the underperformance of the Conservative Strategy Fund, Moderate Strategy
Fund, Growth Strategy Fund and Equity Growth Strategy Fund relative to their respective peer groups was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that these Funds have exposure to more diversified growth-oriented asses classes beyond traditional equities (such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities), which are intended to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes, particularly to commodities, were headwinds relative to peers. The Board also considered RIM’s explanation that Funds have a higher non-U.S. equity allocation and less U.S. bias than peers, which negatively impacted peer-relative performance during the period.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the
Manager-of-Managers Underlying Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the
Board also considered RIM’s expressed belief that the use of multi-manager strategies generally results in lower volatility and lower

Basis for Approval of Investment Advisory Contracts 143

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

tracking error. The Board also considered the Money Manager changes that have been made since the Approval Date and that the performance of Money Managers continues to impact performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to
Manager-of-Managers Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Manager-of-Managers Underlying Funds. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Evaluation Meetings and prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.

At the Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with Money
Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-
discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a
Money Manager may execute trades. The Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Manager-of-Managers
Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO may from time to time request that money managers provide information regarding their soft dollar program to
RIM. The CCO and RIM do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Manager-of-Managers Underlying Fund portfolio transactions.

RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation
Meeting, RIM reported that it planned to recommend termination of certain Money Managers to the Board at the May 22, 2018 meeting.

Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each
Manager-of-Managers Underlying Fund would be in the best interests of such Manager-of-Managers Underlying Fund and its shareholders.

144 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the
Manager-of-Managers Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and
Underlying Fund.

Basis for Approval of Investment Advisory Contracts 145

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — October 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800)
787-7354; (ii) at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov; and also
(iv) the Funds' Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and
Advocacy (formerly, the Public Reference room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling 1-202-551-8090.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

146 Shareholder Requests for Additional Information

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — October 31, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms.
Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/
trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 147

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Regent, University of Washington		utilities)
			• President, Kristianne Gates Blake,		• Until May
			P. S. (accounting services)		2017,
			• Until June 2014, Director, Ecova		Director,
			(total energy and sustainability		Avista Corp
			management)		(electric
			• Until December 2013, Trustee		utilities)
			and Chairman of the Operations		• Until June
			Committee, Principal Investors Funds		2014,
			and Principal Variable Contracts		Director,
			Funds (investment company)		Ecova (total
energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

148 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Disclosure of Information about Fund Trustees and Officers 149

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Peter Gunning,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2018	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chief Executive Officer, Asia Pacific, Russell Investments
18th Floor, Seattle WA
98101

150 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2018 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

Disclosure of Information about Fund Trustees and Officers 151

Russell Investment Company
LifePoints® Funds

Adviser and Service Providers — October 31, 2018 (Unaudited)

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Mark Spina	Agent
Independent Trustees	Russell Investments Fund Services, LLC
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Katherine W. Krysty	State Street Bank and Trust Company
Raymond P. Tennison, Jr.	1 Heritage Drive
Jack R. Thompson	North Quincy, MA 02171
Trustee Emeritus	Office of Shareholder Inquiries
George F. Russell, Jr.	1301 Second Avenue
Officers	Seattle, WA 98101
Mark Spina, President and Chief Executive Officer	(800) 787-7354
Mark E. Swanson, Treasurer, Chief Accounting Officer and	Legal Counsel
Chief Financial Officer	Dechert LLP
Cheryl Wichers, Chief Compliance Officer	One International Place, 40th Floor
Peter Gunning, Chief Investment Officer	100 Oliver Street
Mary Beth R. Albaneze, Secretary	Boston, MA 02110
Adviser	Distributor
Russell Investment Management, LLC	Russell Investments Financial Services, LLC
1301 Second Avenue	1301 Second Avenue
Seattle, WA 98101	Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

152 Adviser and Service Providers

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer
(“Code”).

(b) That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission
(“SEC”) and in other public communications made by each Mutual Fund;

3) compliance with applicable laws and governmental rules and regulations;

4) the prompt internal reporting to an appropriate person or persons identified in the
Code of violations of the Code; and

5) accountability for adherence to the Code.

(c) The Code was restated as of August 2015; the restatement did not involve any material change.

(d) As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.

(e) Not applicable.

(f) The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Cheryl Burgermeister has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2017 $1,439,167

2018 $1,467,832

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2017	$603,817	Performance of agreed-upon procedures with respect to
		04/30/17 semi-annual reports
to
2018	$539,884	Performance of agreed-upon procedures with respect to
		04/30/18 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2017	$494,544	Tax services
2018	$448,838	Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2017	$0	Review excise reconciliations, transfer agent internal
		controls analysis, overhead/travel
2018	$0	Review excise reconciliations, transfer agent internal
		controls analysis, overhead/travel

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company

Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date: August 30, 2016

I. Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and
Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor to RIC and RIF, respectively, for audit, non-audit, tax or other services. The term
“Fund” shall collectively refer to each series of RIC and RIF. The term “Investment Adviser”
shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”). This Policy
does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II. Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Funds’ Board of
Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services such as audit-related, tax and other services (“non-audit services”)
performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent in light of the services it provides to a Fund, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Funds would be deemed impaired if the auditor provides a service whereby it:

· Functions in the role of management of the Funds, the adviser of the Funds or any other affiliate* of the Funds;
· Is in the position of auditing its own work; or
· Serves in an advocacy role for the Funds, the adviser of the Funds or any other affiliate of the Funds.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-
related, tax, or other non-audit services.

* For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-
adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor. The Funds’ Audit and Non-Audit Pre-
Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Funds that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit
Committee will take into account the ratio between the total amounts paid for audit, audit-
related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III. Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.

IV. Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-
approval to other audit services, which are those services that only the independent auditor reasonably can provide. These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit services not listed in Schedule
A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-
approved by the Audit Committee or its delegate.

V. Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.
“Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including those under Form N-CEN and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the
Audit and Non-Audit Pre-Approved Services Schedule. All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI. Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the
Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.
Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal
Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States. The Audit Committee will consult with the
Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and
Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII. All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.
Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule
D of the Audit and Non-Audit Pre-Approved Services Schedule. Permissible “all other services”
not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

· Bookkeeping or other services relating to the accounting records or financial statements of the Funds

· Financial information system design and implementation

· Appraisal or valuation services, fairness opinions or contribution-in-kind reports

· Actuarial services

· Internal audit outsourcing services

· Management functions

· Human resources services

· Broker-dealer, investment adviser or investment banking services

· Legal services unrelated to the audit

· Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the
Funds, or the Investment Adviser, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII. De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

(a) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

(b) Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

(c) Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX. Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-
approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as

“all other services” for the Funds (including any such services for affiliates subject to pre-
approval by the Audit Committee or its delegate).

X. Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF
Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit
Committee will be informed not less frequently than quarterly by the Chairperson of the
Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit
Committee will be submitted to the Audit Committee by both the independent auditor and the
Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the
SEC’s rules governing auditor independence.

Russell Investments’ Internal Audit Department and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the
Internal Audit Department or an officer of RIC or RIF.

XI. Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates, consistent with the Public Company Accounting Oversight
Board’s Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X is as follows:

Audit Fees	0%
Audit-Related Fees	0%
Tax Fees	0%

All Other Fees	0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2017	$0
2018	$0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2

(b) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: December 28, 2018